UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,708,164,776
  # of Portfolio Investments1,801
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$5,257,611

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	2.7
Apple, Inc.	2.4
Alphabet, Inc.	2.1
Microsoft Corp.	1.5
Amazon.com, Inc.	1.3
Broadcom, Inc.	1.0
Micron Technology, Inc.	0.7
Meta Platforms, Inc.	0.7
Tesla, Inc.	0.7
ASML Holding NV	0.6

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	19.9
U.S. Treasury Bonds	9.0
French Republic Government Bonds OAT	1.4
Federal National Mortgage Association	1.2
Italy Buoni Poliennali Del Tesoro	1.1
U.K. Gilts	0.8
Bundesrepublik Deutschland Bundesanleihe	0.6
Japan Government Two Year Bonds	0.6
Spain Government Bonds	0.6
Federal Home Loan Banks	0.4

Top 10 Countries

Table Summary
Value	Value
Switzerland	1.2
Spain	1.3
Netherlands	1.3
Italy	1.6
Australia	1.7
Germany	2.6
United Kingdom	2.8
France	2.9
Japan	6.2
United States	71.1

Asset Allocation

Table Summary
Value	Value
Rights	0.0Footnote Reference*
Investment Companies	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	1.3
Foreign Government	8.4
U.S. Treasury & Government Agencies	30.9
Common Stocks	58.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$394,230,651
  # of Portfolio Investments693
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$1,021,962

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Canada Government Bonds	3.9
China Government Bonds	3.6
Japan Government Five Year Bonds	2.9
U.K. Gilts	2.8
Dominican Republic International Bonds	2.3
Colombia Government International Bonds	2.2
U.S. Treasury Inflation-Indexed Notes	2.1
Ecopetrol SA	2.0
Brazil Notas do Tesouro Nacional	2.0
Turkiye Government International Bonds	1.8

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	1.8
Non-Agency Mortgage-Backed Securities	1.9
U.S. Treasury & Government Agencies	2.1
Short-Term Investments	3.2
Corporate Bonds & Notes	30.1
Foreign Government	58.6

Top 10 Countries

Table Summary
Value	Value
Turkey	2.9
Brazil	2.9
France	3.8
China	3.9
Mexico	4.4
United Kingdom	5.9
Canada	6.0
Colombia	6.2
Japan	7.5
United States	8.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$394,230,651
  # of Portfolio Investments693
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$1,021,962

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Canada Government Bonds	3.9
China Government Bonds	3.6
Japan Government Five Year Bonds	2.9
U.K. Gilts	2.8
Dominican Republic International Bonds	2.3
Colombia Government International Bonds	2.2
U.S. Treasury Inflation-Indexed Notes	2.1
Ecopetrol SA	2.0
Brazil Notas do Tesouro Nacional	2.0
Turkiye Government International Bonds	1.8

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	1.8
Non-Agency Mortgage-Backed Securities	1.9
U.S. Treasury & Government Agencies	2.1
Short-Term Investments	3.2
Corporate Bonds & Notes	30.1
Foreign Government	58.6

Top 10 Countries

Table Summary
Value	Value
Turkey	2.9
Brazil	2.9
France	3.8
China	3.9
Mexico	4.4
United Kingdom	5.9
Canada	6.0
Colombia	6.2
Japan	7.5
United States	8.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$304,838,644
  # of Portfolio Investments90
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$995,151

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
American Electric Power Co., Inc.	3.4
Qnity Electronics, Inc.	3.3
Labcorp Holdings, Inc.	3.2
Keysight Technologies, Inc.	3.2
FirstEnergy Corp.	3.0
Republic Services, Inc.	3.0
Church & Dwight Co., Inc.	2.9
RPM International, Inc.	2.7
Fifth Third Bancorp	2.6
CDW Corp.	2.5

Top 10 Sectors

Table Summary
Value	Value
Real Estate	3.2
Consumer Discretionary	5.4
Consumer Staples	6.3
Energy	7.9
Materials	8.0
Utilities	8.3
Health Care	11.8
Financials	12.3
Information Technology	13.6
Industrials	20.6

Top Countries

Table Summary
Value	Value
Ireland	1.8
Canada	2.0
United States	94.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$304,838,644
  # of Portfolio Investments90
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$995,151

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
American Electric Power Co., Inc.	3.4
Qnity Electronics, Inc.	3.3
Labcorp Holdings, Inc.	3.2
Keysight Technologies, Inc.	3.2
FirstEnergy Corp.	3.0
Republic Services, Inc.	3.0
Church & Dwight Co., Inc.	2.9
RPM International, Inc.	2.7
Fifth Third Bancorp	2.6
CDW Corp.	2.5

Top 10 Sectors

Table Summary
Value	Value
Real Estate	3.2
Consumer Discretionary	5.4
Consumer Staples	6.3
Energy	7.9
Materials	8.0
Utilities	8.3
Health Care	11.8
Financials	12.3
Information Technology	13.6
Industrials	20.6

Top Countries

Table Summary
Value	Value
Ireland	1.8
Canada	2.0
United States	94.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Aggressive Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,947,632,777
  # of Portfolio Investments14
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$907,887

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds EUPAC Fund, Class 1	9.0
American Funds Smallcap World Fund, Inc., Class R-6	5.1
American Funds The Bond Fund of America, Class 1	4.7

Asset Allocation

Table Summary
Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	6.2
International Developed Market Equities	20.0
U.S. Large Cap Equities	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Aggressive Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,947,632,777
  # of Portfolio Investments14
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$907,887

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds EUPAC Fund, Class 1	9.0
American Funds Smallcap World Fund, Inc., Class R-6	5.1
American Funds The Bond Fund of America, Class 1	4.7

Asset Allocation

Table Summary
Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	6.2
International Developed Market Equities	20.0
U.S. Large Cap Equities	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Balanced Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,001,460,998
  # of Portfolio Investments14
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$1,173,940

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.1
American Funds Growth-Income Fund, Class 1	9.2
American Funds International Growth & Income Fund, Class R-6	8.8
American Funds Growth Fund, Class 1	8.7
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds EUPAC Fund, Class 1	6.8

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.1
High Yield Fixed Income	4.4
International Developed Market Equities	15.6
Investment Grade Fixed Income	22.9
U.S. Large Cap Equities	49.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Balanced Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,001,460,998
  # of Portfolio Investments14
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$1,173,940

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.1
American Funds Growth-Income Fund, Class 1	9.2
American Funds International Growth & Income Fund, Class R-6	8.8
American Funds Growth Fund, Class 1	8.7
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds EUPAC Fund, Class 1	6.8

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.1
High Yield Fixed Income	4.4
International Developed Market Equities	15.6
Investment Grade Fixed Income	22.9
U.S. Large Cap Equities	49.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Growth Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,031,958,503
  # of Portfolio Investments1
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$0

What did the Portfolio invest in?

The tables below show the investment make up of American Funds Insurance Series Growth Fund (the Master Fund), in which the Feeder Fund invests, representing a percentage of total net assets.

Top Equity Holdings

Table Summary
Meta Platforms, Inc.	6.2
Alphabet, Inc.	5.9
Tesla, Inc.	5.5
Micron Technology, Inc.	4.9
Broadcom, Inc.	4.6
NVIDIA Corp.	4.5
Microsoft Corp.	3.0
Visa, Inc.	2.1
Amazon.com, Inc.	2.0
SK hynix, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	2.0
Energy	2.0
Consumer Staples	2.1
Financials	6.0
Industrials	8.0
Health Care	9.2
Consumer Discretionary	13.2
Communication Services	14.5
Information Technology	39.0

Top 10 Countries

Table Summary
Value	Value
Japan	0.2
Brazil	0.3
Mexico	0.4
France	0.4
United Kingdom	0.8
Netherlands	1.0
Taiwan	1.5
South Korea	1.9
Canada	3.0
United States	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Moderate Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,880,175,044
  # of Portfolio Investments14
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$654,400

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
American Funds U.S. Government Securities Fund, Class R-6	18.7
American Funds The Bond Fund of America, Class 1	18.2
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	6.0
American Funds EUPAC Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	6.0
International Developed Market Equities	12.1
Investment Grade Fixed Income	36.9
U.S. Large Cap Equities	39.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Moderate Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,880,175,044
  # of Portfolio Investments14
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$654,400

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
American Funds U.S. Government Securities Fund, Class R-6	18.7
American Funds The Bond Fund of America, Class 1	18.2
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	6.0
American Funds EUPAC Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	6.0
International Developed Market Equities	12.1
Investment Grade Fixed Income	36.9
U.S. Large Cap Equities	39.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,825,138,029
  # of Portfolio Investments82
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$8,653,587

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
iShares Core MSCI EAFE ETF	27.1
Vanguard Total Bond Market ETF	20.6
iShares Core U.S. Aggregate Bond ETF	14.7
iShares Core S&P 500 ETF	14.2
State Street Technology Select Sector SPDR ETF	3.8
iShares U.S. Real Estate ETF	2.0
State Street Financial Select Sector SPDR ETF	1.2
State Street Consumer Discretionary Select Sector SPDR ETF	1.0
State Street Industrial Select Sector SPDR ETF	1.0
State Street Communication Services Select Sector SPDR ETF	1.0

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	2.0
U.S. Small Cap Equities	2.3
Commodities	4.4
U.S. Large Cap Equities	25.5
International Developed Market Equities	27.2
Investment Grade Fixed Income	31.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,086,721,352
  # of Portfolio Investments1,279
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$3,040,865

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Level 3 Financing, Inc.	2.1
TransDigm, Inc.	1.7
HUB International Ltd.	1.6
Talen Energy Supply LLC	1.5
Beignet Investor LLC	1.4
Venture Global LNG, Inc.	1.3
1261229 BC Ltd.	1.2
Clear Channel Outdoor Holdings, Inc.	1.1
NRG Energy, Inc.	1.1
Meridian Arc Holdco LLC	1.1

Top 10 Sectors

Table Summary
Value	Value
Chemicals	3.5
Pipelines	3.6
Oil & Gas	3.7
Software	3.8
Diversified Financial Services	3.9
Media	4.2
Electric	4.8
Insurance	5.6
Commercial Services	5.8
Telecommunications	10.2

Asset Allocation

Table Summary
Value	Value
Escrow Shares	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Convertible Preferred Stocks	0.2
Convertible Bonds	0.4
Common Stocks	0.8
Short-Term Investments	3.1
Floating Rate Loans	6.4
Corporate Bonds & Notes	88.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,086,721,352
  # of Portfolio Investments1,279
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$3,040,865

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Level 3 Financing, Inc.	2.1
TransDigm, Inc.	1.7
HUB International Ltd.	1.6
Talen Energy Supply LLC	1.5
Beignet Investor LLC	1.4
Venture Global LNG, Inc.	1.3
1261229 BC Ltd.	1.2
Clear Channel Outdoor Holdings, Inc.	1.1
NRG Energy, Inc.	1.1
Meridian Arc Holdco LLC	1.1

Top 10 Sectors

Table Summary
Value	Value
Chemicals	3.5
Pipelines	3.6
Oil & Gas	3.7
Software	3.8
Diversified Financial Services	3.9
Media	4.2
Electric	4.8
Insurance	5.6
Commercial Services	5.8
Telecommunications	10.2

Asset Allocation

Table Summary
Value	Value
Escrow Shares	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Convertible Preferred Stocks	0.2
Convertible Bonds	0.4
Common Stocks	0.8
Short-Term Investments	3.1
Floating Rate Loans	6.4
Corporate Bonds & Notes	88.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,797,995,536
  # of Portfolio Investments30
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$624,040

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
Invesco Comstock Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.2
T. Rowe Price Large Cap Value Portfolio, Class A	6.1
Jennison Growth Portfolio, Class A	6.0
Loomis Sayles Growth Portfolio, Class A	5.9
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio), Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
Harris Oakmark International Portfolio, Class A	5.3
BlackRock Capital Appreciation Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	3.0
Global Equities	4.3
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.6
U.S. Small Cap Equities	9.2
International Developed Market Equities	22.5
U.S. Large Cap Equities	50.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,797,995,536
  # of Portfolio Investments30
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$624,040

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
Invesco Comstock Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.2
T. Rowe Price Large Cap Value Portfolio, Class A	6.1
Jennison Growth Portfolio, Class A	6.0
Loomis Sayles Growth Portfolio, Class A	5.9
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio), Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
Harris Oakmark International Portfolio, Class A	5.3
BlackRock Capital Appreciation Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	3.0
Global Equities	4.3
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.6
U.S. Small Cap Equities	9.2
International Developed Market Equities	22.5
U.S. Large Cap Equities	50.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,719,052,788
  # of Portfolio Investments117
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$5,736,244

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
U.S. Treasury Bonds	13.0
U.S. Treasury Notes	12.2
BlackRock Bond Income Portfolio, Class A	7.5
TCW Core Fixed Income Portfolio, Class A	6.1
PIMCO Total Return Portfolio, Class A	5.4
JPMorgan Core Bond Portfolio, Class A	4.4
Harris Oakmark International Portfolio, Class A	3.8
Western Asset Management U.S. Government Portfolio, Class A	3.4
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.1
Baillie Gifford International Stock Portfolio, Class A	2.8

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
International Fixed Income	2.2
Global Equities	2.3
U.S. Small Cap Equities	5.0
High Yield Fixed Income	5.6
U.S. Mid Cap Equities	5.6
International Developed Market Equities	12.7
U.S. Large Cap Equities	37.1
Investment Grade Fixed Income	68.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$731,344,946
  # of Portfolio Investments132
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$2,582,863

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Franklin Electric Co., Inc.	3.4
Innospec, Inc.	3.2
UMB Financial Corp.	3.1
Novanta, Inc.	3.0
Hancock Whitney Corp.	2.4
Southstate Bank Corp.	2.3
J&J Snack Foods Corp.	2.2
UFP Industries, Inc.	2.2
Alamo Group, Inc.	2.2
TriMas Corp.	2.1

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.5
Communication Services	0.8
Energy	5.0
Consumer Staples	5.5
Health Care	6.7
Consumer Discretionary	8.5
Information Technology	13.7
Materials	14.4
Financials	20.2
Industrials	24.3

Top Countries

Table Summary
Value	Value
Monaco	0.6
Switzerland	0.6
Japan	0.7
Belgium	0.9
United Kingdom	2.1
United States	94.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$731,344,946
  # of Portfolio Investments132
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$2,582,863

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Franklin Electric Co., Inc.	3.4
Innospec, Inc.	3.2
UMB Financial Corp.	3.1
Novanta, Inc.	3.0
Hancock Whitney Corp.	2.4
Southstate Bank Corp.	2.3
J&J Snack Foods Corp.	2.2
UFP Industries, Inc.	2.2
Alamo Group, Inc.	2.2
TriMas Corp.	2.1

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.5
Communication Services	0.8
Energy	5.0
Consumer Staples	5.5
Health Care	6.7
Consumer Discretionary	8.5
Information Technology	13.7
Materials	14.4
Financials	20.2
Industrials	24.3

Top Countries

Table Summary
Value	Value
Monaco	0.6
Switzerland	0.6
Japan	0.7
Belgium	0.9
United Kingdom	2.1
United States	94.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$824,236,576
  # of Portfolio Investments81
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,047,044

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
National Grid PLC	4.4
UBS Group AG	4.3
Contemporary Amperex Technology Co. Ltd.	4.2
Tesco PLC	3.3
Safran SA	3.2
Air Liquide SA	3.0
HSBC Holdings PLC	2.9
British American Tobacco PLC	2.8
Tencent Holdings Ltd.	2.8

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Consumer Discretionary	2.6
Communication Services	2.8
Materials	3.6
Health Care	4.4
Information Technology	7.6
Consumer Staples	11.2
Utilities	11.4
Financials	23.7
Industrials	27.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Hong Kong	3.5
Taiwan	4.5
Germany	4.7
Switzerland	6.2
China	7.0
South Korea	7.7
Japan	8.2
France	12.0
United Kingdom	25.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$824,236,576
  # of Portfolio Investments81
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,047,044

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
National Grid PLC	4.4
UBS Group AG	4.3
Contemporary Amperex Technology Co. Ltd.	4.2
Tesco PLC	3.3
Safran SA	3.2
Air Liquide SA	3.0
HSBC Holdings PLC	2.9
British American Tobacco PLC	2.8
Tencent Holdings Ltd.	2.8

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Consumer Discretionary	2.6
Communication Services	2.8
Materials	3.6
Health Care	4.4
Information Technology	7.6
Consumer Staples	11.2
Utilities	11.4
Financials	23.7
Industrials	27.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Hong Kong	3.5
Taiwan	4.5
Germany	4.7
Switzerland	6.2
China	7.0
South Korea	7.7
Japan	8.2
France	12.0
United Kingdom	25.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$507,141,729
  # of Portfolio Investments468
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$1,490,150

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
TransDigm, Inc.	0.9
UKG, Inc.	0.9
Opal Bidco SAS	0.7
Quikrete Holdings, Inc.	0.7
EOC Borrower LLC	0.7
Brown Group Holding LLC	0.7
Voyager Parent LLC	0.7
AI Aqua Merger Sub, Inc.	0.6
Electronic Arts, Inc.	0.6
Caesars Entertainment, Inc.	0.6

Top 10 Sectors

Table Summary
Value	Value
Retail	2.6
Computers	2.8
Asset-Backed - Other	3.0
Machinery-Diversified	3.3
Entertainment	4.1
Healthcare-Services	4.7
Diversified Financial Services	4.8
Insurance	5.9
Commercial Services	9.1
Software	11.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.1
Corporate Bonds & Notes	2.9
Asset-Backed Securities	3.0
Short-Term Investments	7.3
Floating Rate Loans	89.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$507,141,729
  # of Portfolio Investments468
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$1,490,150

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
TransDigm, Inc.	0.9
UKG, Inc.	0.9
Opal Bidco SAS	0.7
Quikrete Holdings, Inc.	0.7
EOC Borrower LLC	0.7
Brown Group Holding LLC	0.7
Voyager Parent LLC	0.7
AI Aqua Merger Sub, Inc.	0.6
Electronic Arts, Inc.	0.6
Caesars Entertainment, Inc.	0.6

Top 10 Sectors

Table Summary
Value	Value
Retail	2.6
Computers	2.8
Asset-Backed - Other	3.0
Machinery-Diversified	3.3
Entertainment	4.1
Healthcare-Services	4.7
Diversified Financial Services	4.8
Insurance	5.9
Commercial Services	9.1
Software	11.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.1
Corporate Bonds & Notes	2.9
Asset-Backed Securities	3.0
Short-Term Investments	7.3
Floating Rate Loans	89.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$554,347,520
  # of Portfolio Investments680
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,208,223

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	16.5
Federal Home Loan Mortgage Corp. REMICS	5.0
Federal National Mortgage Association REMICS	2.2
Morgan Stanley	1.3
Station Place Securitization Trust	1.1
BRAVO Residential Funding Trust	1.0
RR 14 Ltd.	1.0
Bank of America Corp.	0.9
OBX Trust	0.9
Citibank NA	0.8

Asset Allocation

Table Summary
Value	Value
Common Stocks	0.0Footnote Reference*
Municipals	0.4
Foreign Government	2.0
Floating Rate Loans	2.3
Short-Term Investments	4.6
Agency Sponsored Mortgage-Backed Securities	9.7
Non-Agency Mortgage-Backed Securities	11.4
Asset-Backed Securities	15.7
U.S. Treasury & Government Agencies	16.5
Corporate Bonds & Notes	37.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$554,347,520
  # of Portfolio Investments680
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,208,223

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	16.5
Federal Home Loan Mortgage Corp. REMICS	5.0
Federal National Mortgage Association REMICS	2.2
Morgan Stanley	1.3
Station Place Securitization Trust	1.1
BRAVO Residential Funding Trust	1.0
RR 14 Ltd.	1.0
Bank of America Corp.	0.9
OBX Trust	0.9
Citibank NA	0.8

Asset Allocation

Table Summary
Value	Value
Common Stocks	0.0Footnote Reference*
Municipals	0.4
Foreign Government	2.0
Floating Rate Loans	2.3
Short-Term Investments	4.6
Agency Sponsored Mortgage-Backed Securities	9.7
Non-Agency Mortgage-Backed Securities	11.4
Asset-Backed Securities	15.7
U.S. Treasury & Government Agencies	16.5
Corporate Bonds & Notes	37.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$343,646,911
  # of Portfolio Investments88
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$964,381

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Malaysia Government Bonds	9.2
Brazil Notas do Tesouro Nacional	8.4
Republic of South Africa Government Bonds	8.0
India Government Bonds	6.0
Norway Government Bonds	4.8
Panama Government International Bonds	4.7
Spain Government Bonds	4.5
International Bank for Reconstruction & Development	4.3
Mexico Bonos	4.0
Queensland Treasury Corp.	4.0

Asset Allocation

Table Summary
Value	Value
Corporate Bonds & Notes	4.3
Short-Term Investments	14.8
Foreign Government	79.4

Top 10 Countries

Table Summary
Value	Value
Mexico	4.0
Spain	4.5
Panama	4.7
Norway	4.8
India	6.0
Egypt	6.7
South Africa	8.0
Brazil	8.4
Malaysia	9.2
Australia	10.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$343,646,911
  # of Portfolio Investments88
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$964,381

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Malaysia Government Bonds	9.2
Brazil Notas do Tesouro Nacional	8.4
Republic of South Africa Government Bonds	8.0
India Government Bonds	6.0
Norway Government Bonds	4.8
Panama Government International Bonds	4.7
Spain Government Bonds	4.5
International Bank for Reconstruction & Development	4.3
Mexico Bonos	4.0
Queensland Treasury Corp.	4.0

Asset Allocation

Table Summary
Value	Value
Corporate Bonds & Notes	4.3
Short-Term Investments	14.8
Foreign Government	79.4

Top 10 Countries

Table Summary
Value	Value
Mexico	4.0
Spain	4.5
Panama	4.7
Norway	4.8
India	6.0
Egypt	6.7
South Africa	8.0
Brazil	8.4
Malaysia	9.2
Australia	10.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,573,848,935
  # of Portfolio Investments200
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$6,001,811

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	8.5
Apple, Inc.	5.4
Amazon.com, Inc.	5.1
Alphabet, Inc.	4.9
Microsoft Corp.	4.3
Broadcom, Inc.	3.5
Micron Technology, Inc.	2.8
Advanced Micro Devices, Inc.	2.0
Goldman Sachs Group, Inc.	1.8
Eli Lilly & Co.	1.7

Top 10 Sectors

Table Summary
Value	Value
Materials	2.3
Utilities	2.7
Energy	3.7
Consumer Staples	5.7
Industrials	8.0
Communication Services	8.2
Health Care	10.1
Consumer Discretionary	10.9
Financials	11.2
Information Technology	35.9

Top Countries

Table Summary
Value	Value
Israel	0.1
Belgium	0.1
Bermuda	0.1
United Kingdom	1.0
United States	98.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,573,848,935
  # of Portfolio Investments200
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$6,001,811

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	8.5
Apple, Inc.	5.4
Amazon.com, Inc.	5.1
Alphabet, Inc.	4.9
Microsoft Corp.	4.3
Broadcom, Inc.	3.5
Micron Technology, Inc.	2.8
Advanced Micro Devices, Inc.	2.0
Goldman Sachs Group, Inc.	1.8
Eli Lilly & Co.	1.7

Top 10 Sectors

Table Summary
Value	Value
Materials	2.3
Utilities	2.7
Energy	3.7
Consumer Staples	5.7
Industrials	8.0
Communication Services	8.2
Health Care	10.1
Consumer Discretionary	10.9
Financials	11.2
Information Technology	35.9

Top Countries

Table Summary
Value	Value
Israel	0.1
Belgium	0.1
Bermuda	0.1
United Kingdom	1.0
United States	98.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,573,848,935
  # of Portfolio Investments200
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$6,001,811

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	8.5
Apple, Inc.	5.4
Amazon.com, Inc.	5.1
Alphabet, Inc.	4.9
Microsoft Corp.	4.3
Broadcom, Inc.	3.5
Micron Technology, Inc.	2.8
Advanced Micro Devices, Inc.	2.0
Goldman Sachs Group, Inc.	1.8
Eli Lilly & Co.	1.7

Top 10 Sectors

Table Summary
Value	Value
Materials	2.3
Utilities	2.7
Energy	3.7
Consumer Staples	5.7
Industrials	8.0
Communication Services	8.2
Health Care	10.1
Consumer Discretionary	10.9
Financials	11.2
Information Technology	35.9

Top Countries

Table Summary
Value	Value
Israel	0.1
Belgium	0.1
Bermuda	0.1
United Kingdom	1.0
United States	98.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$829,993,047
  # of Portfolio Investments101
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$2,568,937

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Welltower, Inc.	10.0
Equinix, Inc.	7.1
Prologis, Inc.	3.8
Iron Mountain, Inc.	3.0
Ventas, Inc.	3.0
Simon Property Group, Inc.	2.9
Goodman Group	2.6
VICI Properties, Inc.	2.6
UDR, Inc.	2.4
Unibail-Rodamco-Westfield	2.3

Top 10 Industries

Table Summary
Value	Value
Hotels, Restaurants & Leisure	1.4
Hotel & Resort REITs	1.9
Office REITs	3.7
Real Estate Management & Development	7.3
Diversified REITs	8.2
Residential REITs	9.7
Health Care REITs	15.3
Industrial REITs	16.8
Retail REITs	17.1
Specialized REITs	17.3

Top 10 Countries

Table Summary
Value	Value
Canada	1.1
Sweden	1.2
Belgium	1.2
Singapore	2.6
Hong Kong	3.2
United Kingdom	3.9
France	4.3
Japan	6.8
Australia	7.0
United States	65.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$829,993,047
  # of Portfolio Investments101
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$2,568,937

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Welltower, Inc.	10.0
Equinix, Inc.	7.1
Prologis, Inc.	3.8
Iron Mountain, Inc.	3.0
Ventas, Inc.	3.0
Simon Property Group, Inc.	2.9
Goodman Group	2.6
VICI Properties, Inc.	2.6
UDR, Inc.	2.4
Unibail-Rodamco-Westfield	2.3

Top 10 Industries

Table Summary
Value	Value
Hotels, Restaurants & Leisure	1.4
Hotel & Resort REITs	1.9
Office REITs	3.7
Real Estate Management & Development	7.3
Diversified REITs	8.2
Residential REITs	9.7
Health Care REITs	15.3
Industrial REITs	16.8
Retail REITs	17.1
Specialized REITs	17.3

Top 10 Countries

Table Summary
Value	Value
Canada	1.1
Sweden	1.2
Belgium	1.2
Singapore	2.6
Hong Kong	3.2
United Kingdom	3.9
France	4.3
Japan	6.8
Australia	7.0
United States	65.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$829,993,047
  # of Portfolio Investments101
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$2,568,937

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Welltower, Inc.	10.0
Equinix, Inc.	7.1
Prologis, Inc.	3.8
Iron Mountain, Inc.	3.0
Ventas, Inc.	3.0
Simon Property Group, Inc.	2.9
Goodman Group	2.6
VICI Properties, Inc.	2.6
UDR, Inc.	2.4
Unibail-Rodamco-Westfield	2.3

Top 10 Industries

Table Summary
Value	Value
Hotels, Restaurants & Leisure	1.4
Hotel & Resort REITs	1.9
Office REITs	3.7
Real Estate Management & Development	7.3
Diversified REITs	8.2
Residential REITs	9.7
Health Care REITs	15.3
Industrial REITs	16.8
Retail REITs	17.1
Specialized REITs	17.3

Top 10 Countries

Table Summary
Value	Value
Canada	1.1
Sweden	1.2
Belgium	1.2
Singapore	2.6
Hong Kong	3.2
United Kingdom	3.9
France	4.3
Japan	6.8
Australia	7.0
United States	65.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,941,221,026
  # of Portfolio Investments76
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$6,731,872

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
BNP Paribas SA	3.5
adidas AG	3.1
Compass Group PLC	3.0
Symrise AG	2.8
Sunbelt Rentals Holdings, Inc.	2.8
Accor SA	2.7
Reckitt Benckiser Group PLC	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.6
DSV AS	2.5
Hexagon AB	2.4

Top Sectors

Table Summary
Value	Value
Communication Services	1.6
Materials	7.0
Health Care	7.0
Information Technology	11.5
Consumer Staples	13.1
Financials	13.9
Industrials	19.4
Consumer Discretionary	23.1

Top 10 Countries

Table Summary
Value	Value
Sweden	2.4
Denmark	2.5
China	3.7
South Korea	4.7
Japan	5.5
Netherlands	5.6
United States	5.9
United Kingdom	13.8
France	21.6
Germany	22.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,941,221,026
  # of Portfolio Investments76
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$6,731,872

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
BNP Paribas SA	3.5
adidas AG	3.1
Compass Group PLC	3.0
Symrise AG	2.8
Sunbelt Rentals Holdings, Inc.	2.8
Accor SA	2.7
Reckitt Benckiser Group PLC	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.6
DSV AS	2.5
Hexagon AB	2.4

Top Sectors

Table Summary
Value	Value
Communication Services	1.6
Materials	7.0
Health Care	7.0
Information Technology	11.5
Consumer Staples	13.1
Financials	13.9
Industrials	19.4
Consumer Discretionary	23.1

Top 10 Countries

Table Summary
Value	Value
Sweden	2.4
Denmark	2.5
China	3.7
South Korea	4.7
Japan	5.5
Netherlands	5.6
United States	5.9
United Kingdom	13.8
France	21.6
Germany	22.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,941,221,026
  # of Portfolio Investments76
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$6,731,872

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
BNP Paribas SA	3.5
adidas AG	3.1
Compass Group PLC	3.0
Symrise AG	2.8
Sunbelt Rentals Holdings, Inc.	2.8
Accor SA	2.7
Reckitt Benckiser Group PLC	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.6
DSV AS	2.5
Hexagon AB	2.4

Top Sectors

Table Summary
Value	Value
Communication Services	1.6
Materials	7.0
Health Care	7.0
Information Technology	11.5
Consumer Staples	13.1
Financials	13.9
Industrials	19.4
Consumer Discretionary	23.1

Top 10 Countries

Table Summary
Value	Value
Sweden	2.4
Denmark	2.5
China	3.7
South Korea	4.7
Japan	5.5
Netherlands	5.6
United States	5.9
United Kingdom	13.8
France	21.6
Germany	22.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$745,100,686
  # of Portfolio Investments53
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$2,283,306

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Table Summary
Value	Value
U.S. Large Cap Equities	4.5
Emerging Market Equities	6.2
U.S. Small Cap Equities	6.8
International Developed Market Equities	20.2
Commodities	33.3
Global Developed Bonds	72.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,956,902,686
  # of Portfolio Investments105
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$5,066,228

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	3.9
Bank of America Corp.	3.4
Cisco Systems, Inc.	3.1
Wells Fargo & Co.	2.6
CVS Health Corp.	2.5
Merck & Co., Inc.	2.3
Microsoft Corp.	2.3
State Street Corp.	2.0
Chevron Corp.	1.9
Caterpillar, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Materials	2.7
Utilities	4.2
Consumer Discretionary	5.4
Consumer Staples	6.7
Communication Services	6.8
Energy	8.6
Industrials	12.7
Information Technology	12.9
Health Care	18.1
Financials	18.8

Top Countries

Table Summary
Value	Value
Denmark	0.8
Belgium	1.1
Netherlands	2.2
Canada	2.4
United Kingdom	2.4
United States	89.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,956,902,686
  # of Portfolio Investments105
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$5,066,228

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	3.9
Bank of America Corp.	3.4
Cisco Systems, Inc.	3.1
Wells Fargo & Co.	2.6
CVS Health Corp.	2.5
Merck & Co., Inc.	2.3
Microsoft Corp.	2.3
State Street Corp.	2.0
Chevron Corp.	1.9
Caterpillar, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Materials	2.7
Utilities	4.2
Consumer Discretionary	5.4
Consumer Staples	6.7
Communication Services	6.8
Energy	8.6
Industrials	12.7
Information Technology	12.9
Health Care	18.1
Financials	18.8

Top Countries

Table Summary
Value	Value
Denmark	0.8
Belgium	1.1
Netherlands	2.2
Canada	2.4
United Kingdom	2.4
United States	89.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,131,898,106
  # of Portfolio Investments78
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$2,854,868

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	9.3
Lam Research Corp.	8.5
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.2
Broadcom, Inc.	3.9
Analog Devices, Inc.	3.6
Eli Lilly & Co.	3.4
Visa, Inc.	3.2

Top Sectors

Table Summary
Value	Value
Materials	1.0
Real Estate	2.2
Industrials	2.9
Consumer Discretionary	8.3
Financials	9.9
Health Care	10.9
Communication Services	16.0
Information Technology	48.6

Top 10 Countries

Table Summary
Value	Value
South Korea	1.7
Germany	1.7
Japan	1.9
Canada	1.9
Switzerland	2.1
France	2.4
Netherlands	3.1
India	3.3
Taiwan	7.5
United States	70.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,131,898,106
  # of Portfolio Investments78
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$2,854,868

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	9.3
Lam Research Corp.	8.5
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.2
Broadcom, Inc.	3.9
Analog Devices, Inc.	3.6
Eli Lilly & Co.	3.4
Visa, Inc.	3.2

Top Sectors

Table Summary
Value	Value
Materials	1.0
Real Estate	2.2
Industrials	2.9
Consumer Discretionary	8.3
Financials	9.9
Health Care	10.9
Communication Services	16.0
Information Technology	48.6

Top 10 Countries

Table Summary
Value	Value
South Korea	1.7
Germany	1.7
Japan	1.9
Canada	1.9
Switzerland	2.1
France	2.4
Netherlands	3.1
India	3.3
Taiwan	7.5
United States	70.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,131,898,106
  # of Portfolio Investments78
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$2,854,868

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	9.3
Lam Research Corp.	8.5
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.2
Broadcom, Inc.	3.9
Analog Devices, Inc.	3.6
Eli Lilly & Co.	3.4
Visa, Inc.	3.2

Top Sectors

Table Summary
Value	Value
Materials	1.0
Real Estate	2.2
Industrials	2.9
Consumer Discretionary	8.3
Financials	9.9
Health Care	10.9
Communication Services	16.0
Information Technology	48.6

Top 10 Countries

Table Summary
Value	Value
South Korea	1.7
Germany	1.7
Japan	1.9
Canada	1.9
Switzerland	2.1
France	2.4
Netherlands	3.1
India	3.3
Taiwan	7.5
United States	70.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$860,196,877
  # of Portfolio Investments118
  Portfolio Turnover Rate54%
  Total Advisory Fees Paid$2,862,864

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
MKS, Inc.	3.1
Allegro MicroSystems, Inc.	2.7
BrightSpring Health Services, Inc.	2.7
ESCO Technologies, Inc.	2.2
Sterling Infrastructure, Inc.	2.1
Lattice Semiconductor Corp.	2.1
Onto Innovation, Inc.	2.0
Axsome Therapeutics, Inc.	2.0
Sanmina Corp.	2.0
TTM Technologies, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Communication Services	0.5
Consumer Staples	1.3
Utilities	1.4
Materials	3.2
Energy	4.7
Financials	5.7
Consumer Discretionary	6.2
Health Care	23.0
Industrials	24.4
Information Technology	27.9

Top Countries

Table Summary
Value	Value
Cayman Islands	0.3
United Kingdom	0.8
Denmark	0.8
Brazil	0.9
Canada	1.1
Taiwan	1.6
Israel	1.9
Japan	2.7
United States	88.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$860,196,877
  # of Portfolio Investments118
  Portfolio Turnover Rate54%
  Total Advisory Fees Paid$2,862,864

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
MKS, Inc.	3.1
Allegro MicroSystems, Inc.	2.7
BrightSpring Health Services, Inc.	2.7
ESCO Technologies, Inc.	2.2
Sterling Infrastructure, Inc.	2.1
Lattice Semiconductor Corp.	2.1
Onto Innovation, Inc.	2.0
Axsome Therapeutics, Inc.	2.0
Sanmina Corp.	2.0
TTM Technologies, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Communication Services	0.5
Consumer Staples	1.3
Utilities	1.4
Materials	3.2
Energy	4.7
Financials	5.7
Consumer Discretionary	6.2
Health Care	23.0
Industrials	24.4
Information Technology	27.9

Top Countries

Table Summary
Value	Value
Cayman Islands	0.3
United Kingdom	0.8
Denmark	0.8
Brazil	0.9
Canada	1.1
Taiwan	1.6
Israel	1.9
Japan	2.7
United States	88.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$50	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$860,196,877
  # of Portfolio Investments118
  Portfolio Turnover Rate54%
  Total Advisory Fees Paid$2,862,864

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
MKS, Inc.	3.1
Allegro MicroSystems, Inc.	2.7
BrightSpring Health Services, Inc.	2.7
ESCO Technologies, Inc.	2.2
Sterling Infrastructure, Inc.	2.1
Lattice Semiconductor Corp.	2.1
Onto Innovation, Inc.	2.0
Axsome Therapeutics, Inc.	2.0
Sanmina Corp.	2.0
TTM Technologies, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Communication Services	0.5
Consumer Staples	1.3
Utilities	1.4
Materials	3.2
Energy	4.7
Financials	5.7
Consumer Discretionary	6.2
Health Care	23.0
Industrials	24.4
Information Technology	27.9

Top Countries

Table Summary
Value	Value
Cayman Islands	0.3
United Kingdom	0.8
Denmark	0.8
Brazil	0.9
Canada	1.1
Taiwan	1.6
Israel	1.9
Japan	2.7
United States	88.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,180,655,393
  # of Portfolio Investments986
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$2,427,588

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	14.3
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	12.0
Government National Mortgage Association	3.8
U.S. Treasury STRIPS Coupon	3.4
Federal National Mortgage Association-ACES	3.0
Federal Home Loan Mortgage Corp.	2.9
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1
FMC GMSR Issuer Trust	1.0

Asset Allocation

Table Summary
Value	Value
Municipals	0.1
Foreign Government	0.7
Non-Agency Mortgage-Backed Securities	2.8
Short-Term Investments	2.9
Asset-Backed Securities	10.9
Corporate Bonds & Notes	24.5
Agency Sponsored Mortgage-Backed Securities	28.1
U.S. Treasury & Government Agencies	30.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,180,655,393
  # of Portfolio Investments986
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$2,427,588

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	14.3
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	12.0
Government National Mortgage Association	3.8
U.S. Treasury STRIPS Coupon	3.4
Federal National Mortgage Association-ACES	3.0
Federal Home Loan Mortgage Corp.	2.9
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1
FMC GMSR Issuer Trust	1.0

Asset Allocation

Table Summary
Value	Value
Municipals	0.1
Foreign Government	0.7
Non-Agency Mortgage-Backed Securities	2.8
Short-Term Investments	2.9
Asset-Backed Securities	10.9
Corporate Bonds & Notes	24.5
Agency Sponsored Mortgage-Backed Securities	28.1
U.S. Treasury & Government Agencies	30.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$936,285,905
  # of Portfolio Investments1,443
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$4,165,359

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Alphabet, Inc.	1.6
Apple, Inc.	1.1
Amazon.com, Inc.	1.1
SK Hynix, Inc.	1.1
Samsung Electronics Co. Ltd.	1.0
ASML Holding NV	0.9
Microsoft Corp.	0.7
Broadcom, Inc.	0.7

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	3.9
Federal National Mortgage Association	2.1
U.S. Treasury Bonds	2.1
Government National Mortgage Association	0.9
Goldman Sachs Group, Inc.	0.7
Bank of America Corp.	0.7
Morgan Stanley	0.6
Wells Fargo & Co.	0.5
Citigroup, Inc.	0.5
HSBC Holdings PLC	0.4

Top 10 Countries

Table Summary
Value	Value
Spain	0.9
Netherlands	1.2
China	1.3
Germany	1.6
France	2.1
South Korea	2.2
Taiwan	2.4
United Kingdom	2.5
Japan	3.7
United States	55.1

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Foreign Government	0.0Footnote Reference*
Preferred Stocks	0.2
Non-Agency Mortgage-Backed Securities	0.6
Asset-Backed Securities	1.6
Agency Sponsored Mortgage-Backed Securities	4.4
U.S. Treasury & Government Agencies	6.2
Short-Term Investments	17.2
Corporate Bonds & Notes	18.7
Common Stocks	49.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$326,145,796
  # of Portfolio Investments503
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$1,102,168

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
New Jersey Resources Corp.	1.2
Southwest Gas Holdings, Inc.	0.8
Banc of California, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Garrett Motion, Inc.	0.7
Old National Bancorp	0.7
Bank of NT Butterfield & Son Ltd.	0.7
NMI Holdings, Inc.	0.7
Encore Capital Group, Inc.	0.6
Walker & Dunlop, Inc.	0.6

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.9
Materials	3.8
Utilities	5.0
Energy	6.3
Information Technology	8.6
Industrials	9.3
Real Estate	9.6
Health Care	9.8
Consumer Discretionary	10.0
Financials	28.0

Top 10 Countries

Table Summary
Value	Value
South Korea	0.1
Panama	0.1
Norway	0.3
United Kingdom	0.4
Puerto Rico	0.4
Monaco	0.9
Switzerland	0.9
Canada	0.9
Bermuda	1.1
United States	90.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$326,145,796
  # of Portfolio Investments503
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$1,102,168

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
New Jersey Resources Corp.	1.2
Southwest Gas Holdings, Inc.	0.8
Banc of California, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Garrett Motion, Inc.	0.7
Old National Bancorp	0.7
Bank of NT Butterfield & Son Ltd.	0.7
NMI Holdings, Inc.	0.7
Encore Capital Group, Inc.	0.6
Walker & Dunlop, Inc.	0.6

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.9
Materials	3.8
Utilities	5.0
Energy	6.3
Information Technology	8.6
Industrials	9.3
Real Estate	9.6
Health Care	9.8
Consumer Discretionary	10.0
Financials	28.0

Top 10 Countries

Table Summary
Value	Value
South Korea	0.1
Panama	0.1
Norway	0.3
United Kingdom	0.4
Puerto Rico	0.4
Monaco	0.9
Switzerland	0.9
Canada	0.9
Bermuda	1.1
United States	90.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$364,330,932
  # of Portfolio Investments458
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,239,364

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.7
Booking Holdings, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6
ASML Holding NV	3.4
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.2
Mastercard, Inc.	3.1
S&P Global, Inc.	2.9
Broadcom, Inc.	2.8
Trane Technologies PLC	2.3

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	2.4
Australia Government Bonds	1.0
EchoStar Corp.	1.0
Glencore Funding LLC	0.8
New Zealand Government Bonds	0.8
Boeing Co.	0.7
U.K. Gilts	0.7
Teva Pharmaceutical Finance Netherlands III BV	0.6
Mexico Bonos	0.6
CSC Holdings LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Israel	1.0
Mexico	1.2
Sweden	1.6
Canada	1.6
Australia	2.0
Japan	2.3
United Kingdom	2.3
Netherlands	3.5
Taiwan	3.6
United States	69.6

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Municipals	0.1
Floating Rate Loans	1.5
Short-Term Investments	2.2
U.S. Treasury & Government Agencies	2.9
Foreign Government	9.1
Corporate Bonds & Notes	16.6
Common Stocks	67.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$364,330,932
  # of Portfolio Investments458
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,239,364

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.7
Booking Holdings, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6
ASML Holding NV	3.4
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.2
Mastercard, Inc.	3.1
S&P Global, Inc.	2.9
Broadcom, Inc.	2.8
Trane Technologies PLC	2.3

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	2.4
Australia Government Bonds	1.0
EchoStar Corp.	1.0
Glencore Funding LLC	0.8
New Zealand Government Bonds	0.8
Boeing Co.	0.7
U.K. Gilts	0.7
Teva Pharmaceutical Finance Netherlands III BV	0.6
Mexico Bonos	0.6
CSC Holdings LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Israel	1.0
Mexico	1.2
Sweden	1.6
Canada	1.6
Australia	2.0
Japan	2.3
United Kingdom	2.3
Netherlands	3.5
Taiwan	3.6
United States	69.6

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Municipals	0.1
Floating Rate Loans	1.5
Short-Term Investments	2.2
U.S. Treasury & Government Agencies	2.9
Foreign Government	9.1
Corporate Bonds & Notes	16.6
Common Stocks	67.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,895,663,497
  # of Portfolio Investments53
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$7,801,593

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	12.6
Alphabet, Inc.	10.6
Tesla, Inc.	8.4
Meta Platforms, Inc.	6.4
Amazon.com, Inc.	6.0
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.5
Netflix, Inc.	4.2
Monster Beverage Corp.	3.7

Top Sectors

Table Summary
Value	Value
Consumer Staples	3.7
Financials	7.4
Industrials	7.5
Health Care	11.5
Consumer Discretionary	17.4
Communication Services	23.4
Information Technology	27.1

Top Countries

Table Summary
Value	Value
China	0.1
Denmark	1.5
Canada	2.4
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,895,663,497
  # of Portfolio Investments53
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$7,801,593

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	12.6
Alphabet, Inc.	10.6
Tesla, Inc.	8.4
Meta Platforms, Inc.	6.4
Amazon.com, Inc.	6.0
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.5
Netflix, Inc.	4.2
Monster Beverage Corp.	3.7

Top Sectors

Table Summary
Value	Value
Consumer Staples	3.7
Financials	7.4
Industrials	7.5
Health Care	11.5
Consumer Discretionary	17.4
Communication Services	23.4
Information Technology	27.1

Top Countries

Table Summary
Value	Value
China	0.1
Denmark	1.5
Canada	2.4
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,895,663,497
  # of Portfolio Investments53
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$7,801,593

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	12.6
Alphabet, Inc.	10.6
Tesla, Inc.	8.4
Meta Platforms, Inc.	6.4
Amazon.com, Inc.	6.0
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.5
Netflix, Inc.	4.2
Monster Beverage Corp.	3.7

Top Sectors

Table Summary
Value	Value
Consumer Staples	3.7
Financials	7.4
Industrials	7.5
Health Care	11.5
Consumer Discretionary	17.4
Communication Services	23.4
Information Technology	27.1

Top Countries

Table Summary
Value	Value
China	0.1
Denmark	1.5
Canada	2.4
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$5,421,300,219
  # of Portfolio Investments33
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$3,998,877

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Table Summary
Value	Value
U.S. Small Cap Equities	5.2
U.S. Mid Cap Equities	9.3
International Developed Market Equities	21.7
U.S. Large Cap Equities	32.2
Investment Grade Fixed Income	39.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,426,723,610
  # of Portfolio Investments134
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$3,620,192

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Mizuho Financial Group, Inc.	3.0
Schneider Electric SE	2.8
Tokyo Electron Ltd.	2.8
ASML Holding NV	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Novartis AG	2.2
Hitachi Ltd.	2.1
TotalEnergies SE	1.8
Linde PLC	1.8
AstraZeneca PLC	1.8

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.6
Communication Services	3.5
Energy	4.1
Consumer Staples	5.0
Consumer Discretionary	7.3
Materials	8.0
Health Care	10.6
Information Technology	13.5
Industrials	17.1
Financials	26.9

Top 10 Countries

Table Summary
Value	Value
Taiwan	2.3
Italy	3.1
Switzerland	3.1
Australia	3.9
Germany	5.3
Netherlands	5.8
France	8.3
United Kingdom	13.1
United States	14.3
Japan	23.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,426,723,610
  # of Portfolio Investments134
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$3,620,192

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Mizuho Financial Group, Inc.	3.0
Schneider Electric SE	2.8
Tokyo Electron Ltd.	2.8
ASML Holding NV	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Novartis AG	2.2
Hitachi Ltd.	2.1
TotalEnergies SE	1.8
Linde PLC	1.8
AstraZeneca PLC	1.8

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.6
Communication Services	3.5
Energy	4.1
Consumer Staples	5.0
Consumer Discretionary	7.3
Materials	8.0
Health Care	10.6
Information Technology	13.5
Industrials	17.1
Financials	26.9

Top 10 Countries

Table Summary
Value	Value
Taiwan	2.3
Italy	3.1
Switzerland	3.1
Australia	3.9
Germany	5.3
Netherlands	5.8
France	8.3
United Kingdom	13.1
United States	14.3
Japan	23.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,426,723,610
  # of Portfolio Investments134
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$3,620,192

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Mizuho Financial Group, Inc.	3.0
Schneider Electric SE	2.8
Tokyo Electron Ltd.	2.8
ASML Holding NV	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Novartis AG	2.2
Hitachi Ltd.	2.1
TotalEnergies SE	1.8
Linde PLC	1.8
AstraZeneca PLC	1.8

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.6
Communication Services	3.5
Energy	4.1
Consumer Staples	5.0
Consumer Discretionary	7.3
Materials	8.0
Health Care	10.6
Information Technology	13.5
Industrials	17.1
Financials	26.9

Top 10 Countries

Table Summary
Value	Value
Taiwan	2.3
Italy	3.1
Switzerland	3.1
Australia	3.9
Germany	5.3
Netherlands	5.8
France	8.3
United Kingdom	13.1
United States	14.3
Japan	23.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,251,005,792
  # of Portfolio Investments88
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$3,740,355

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Cloudflare, Inc.	13.6
Royalty Pharma PLC	8.5
Affirm Holdings, Inc.	7.2
Aurora Innovation, Inc.	6.8
IonQ, Inc.	5.9
Roivant Sciences Ltd.	5.4
Databricks, Inc.	5.0
QXO, Inc.	4.5
ROBLOX Corp.	4.0
Opendoor Technologies, Inc.	3.5

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.9
Consumer Discretionary	3.1
Real Estate	3.5
Communication Services	4.3
Industrials	10.8
Financials	11.0
Health Care	21.6
Information Technology	39.5

Top Countries

Table Summary
Value	Value
Israel	1.4
United States	95.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,251,005,792
  # of Portfolio Investments88
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$3,740,355

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Cloudflare, Inc.	13.6
Royalty Pharma PLC	8.5
Affirm Holdings, Inc.	7.2
Aurora Innovation, Inc.	6.8
IonQ, Inc.	5.9
Roivant Sciences Ltd.	5.4
Databricks, Inc.	5.0
QXO, Inc.	4.5
ROBLOX Corp.	4.0
Opendoor Technologies, Inc.	3.5

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.9
Consumer Discretionary	3.1
Real Estate	3.5
Communication Services	4.3
Industrials	10.8
Financials	11.0
Health Care	21.6
Information Technology	39.5

Top Countries

Table Summary
Value	Value
Israel	1.4
United States	95.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,251,005,792
  # of Portfolio Investments88
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$3,740,355

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Cloudflare, Inc.	13.6
Royalty Pharma PLC	8.5
Affirm Holdings, Inc.	7.2
Aurora Innovation, Inc.	6.8
IonQ, Inc.	5.9
Roivant Sciences Ltd.	5.4
Databricks, Inc.	5.0
QXO, Inc.	4.5
ROBLOX Corp.	4.0
Opendoor Technologies, Inc.	3.5

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.9
Consumer Discretionary	3.1
Real Estate	3.5
Communication Services	4.3
Industrials	10.8
Financials	11.0
Health Care	21.6
Information Technology	39.5

Top Countries

Table Summary
Value	Value
Israel	1.4
United States	95.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,241,286,848
  # of Portfolio Investments370
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$3,970,152

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Ameren Corp.	0.3
Tokyo Electron Ltd.	0.3
Amcor PLC	0.2
Duke Energy Corp.	0.2
Corteva, Inc.	0.2
Packaging Corp. of America	0.2
Next PLC	0.2
Advantest Corp.	0.2
ASML Holding NV	0.2
Constellation Energy Corp.	0.2

Top Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	11.2
U.S. Treasury Inflation-Indexed Bonds	1.6

Regional Exposure

Table Summary
Value	Value
Japan Equity	3.3
European Equity	9.3
Asia Fixed Income	11.8
European Fixed Income	14.1
Americas Equity	34.0
Americas Fixed Income	58.2

Asset Allocation

Table Summary
Value	Value
Global Developed Inflation-Linked	3.9
International Developed Equities	6.3
U.S. Small Cap Equities	12.5
Emerging Market Equities	13.3
U.S. Large Cap Equities	13.7
Commodities	41.8
Global Developed Bonds	80.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,388,544,669
  # of Portfolio Investments657
  Portfolio Turnover Rate90%
  Total Advisory Fees Paid$3,390,151

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	65.0
U.S. Treasury Inflation-Indexed Bonds	30.1
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	2.5
Japan Government CPI-Linked Bonds	2.4
Government National Mortgage Association	2.2
U.K. Gilts	2.1
Government National Mortgage Association REMICS	2.1
Federal Home Loan Mortgage Corp. REMICS	1.2
French Republic Government Bonds OAT	0.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	1.4
Non-Agency Mortgage-Backed Securities	1.5
Asset-Backed Securities	6.4
Foreign Government	9.2
Agency Sponsored Mortgage-Backed Securities	18.4
Short-Term Investments	59.5
U.S. Treasury & Government Agencies	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,388,544,669
  # of Portfolio Investments657
  Portfolio Turnover Rate90%
  Total Advisory Fees Paid$3,390,151

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	65.0
U.S. Treasury Inflation-Indexed Bonds	30.1
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	2.5
Japan Government CPI-Linked Bonds	2.4
Government National Mortgage Association	2.2
U.K. Gilts	2.1
Government National Mortgage Association REMICS	2.1
Federal Home Loan Mortgage Corp. REMICS	1.2
French Republic Government Bonds OAT	0.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	1.4
Non-Agency Mortgage-Backed Securities	1.5
Asset-Backed Securities	6.4
Foreign Government	9.2
Agency Sponsored Mortgage-Backed Securities	18.4
Short-Term Investments	59.5
U.S. Treasury & Government Agencies	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$71	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,388,544,669
  # of Portfolio Investments657
  Portfolio Turnover Rate90%
  Total Advisory Fees Paid$3,390,151

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	65.0
U.S. Treasury Inflation-Indexed Bonds	30.1
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	2.5
Japan Government CPI-Linked Bonds	2.4
Government National Mortgage Association	2.2
U.K. Gilts	2.1
Government National Mortgage Association REMICS	2.1
Federal Home Loan Mortgage Corp. REMICS	1.2
French Republic Government Bonds OAT	0.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	1.4
Non-Agency Mortgage-Backed Securities	1.5
Asset-Backed Securities	6.4
Foreign Government	9.2
Agency Sponsored Mortgage-Backed Securities	18.4
Short-Term Investments	59.5
U.S. Treasury & Government Agencies	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,421,109,516
  # of Portfolio Investments1,679
  Portfolio Turnover Rate248%
  Total Advisory Fees Paid$7,808,351

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Uniform Mortgage-Backed Security, TBA	31.0
U.S. Treasury Bonds	16.6
Government National Mortgage Association, TBA	5.6
U.S. Treasury Notes	4.9
Federal National Mortgage Association	2.7
U.S. Treasury Inflation-Indexed Bonds	2.3
Federal Home Loan Mortgage Corp.	1.9
Government National Mortgage Association REMICS	1.8
Benchmark Mortgage Trust	1.4
Government National Mortgage Association	1.1

Asset Allocation

Table Summary
Value	Value
Floating Rate Loans	0.3
Municipals	0.8
Short-Term Investments	2.2
Asset-Backed Securities	6.4
Foreign Government	9.9
Non-Agency Mortgage-Backed Securities	10.4
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	40.8
Agency Sponsored Mortgage-Backed Securities	44.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,421,109,516
  # of Portfolio Investments1,679
  Portfolio Turnover Rate248%
  Total Advisory Fees Paid$7,808,351

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Uniform Mortgage-Backed Security, TBA	31.0
U.S. Treasury Bonds	16.6
Government National Mortgage Association, TBA	5.6
U.S. Treasury Notes	4.9
Federal National Mortgage Association	2.7
U.S. Treasury Inflation-Indexed Bonds	2.3
Federal Home Loan Mortgage Corp.	1.9
Government National Mortgage Association REMICS	1.8
Benchmark Mortgage Trust	1.4
Government National Mortgage Association	1.1

Asset Allocation

Table Summary
Value	Value
Floating Rate Loans	0.3
Municipals	0.8
Short-Term Investments	2.2
Asset-Backed Securities	6.4
Foreign Government	9.9
Non-Agency Mortgage-Backed Securities	10.4
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	40.8
Agency Sponsored Mortgage-Backed Securities	44.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,421,109,516
  # of Portfolio Investments1,679
  Portfolio Turnover Rate248%
  Total Advisory Fees Paid$7,808,351

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Uniform Mortgage-Backed Security, TBA	31.0
U.S. Treasury Bonds	16.6
Government National Mortgage Association, TBA	5.6
U.S. Treasury Notes	4.9
Federal National Mortgage Association	2.7
U.S. Treasury Inflation-Indexed Bonds	2.3
Federal Home Loan Mortgage Corp.	1.9
Government National Mortgage Association REMICS	1.8
Benchmark Mortgage Trust	1.4
Government National Mortgage Association	1.1

Asset Allocation

Table Summary
Value	Value
Floating Rate Loans	0.3
Municipals	0.8
Short-Term Investments	2.2
Asset-Backed Securities	6.4
Foreign Government	9.9
Non-Agency Mortgage-Backed Securities	10.4
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	40.8
Agency Sponsored Mortgage-Backed Securities	44.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$573,174,360
  # of Portfolio Investments1,188
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$1,818,749

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	2.9
Alphabet, Inc.	2.6
Apple, Inc.	2.4
Microsoft Corp.	1.7
Amazon.com, Inc.	1.4
Broadcom, Inc.	1.2
Meta Platforms, Inc.	0.8
Advanced Micro Devices, Inc.	0.7
JPMorgan Chase & Co.	0.7
Eli Lilly & Co.	0.6

Top 10 Fixed Income Issuers

Table Summary
Wells Fargo & Co.	1.1
Bank of America Corp.	1.0
Dell International LLC/EMC Corp.	0.8
Oracle Corp.	0.8
Morgan Stanley	0.8
AT&T, Inc.	0.8
UBS Group AG	0.7
General Motors Financial Co., Inc.	0.7
Space Exploration Technologies Corp.	0.7
M&T Bank Corp.	0.6

Top 10 Countries

Table Summary
Value	Value
Australia	1.0
Netherlands	1.2
Germany	1.3
Italy	1.3
Switzerland	1.4
France	1.5
Canada	1.5
United Kingdom	1.9
Japan	2.3
United States	72.6

Asset Allocation

Table Summary
Value	Value
Rights	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Investment Companies	0.3
Short-Term Investments	6.8
Corporate Bonds & Notes	39.0
Common Stocks	50.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Emerging Markets Enhanced Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Emerging Markets Enhanced Index Portfolio (the "Portfolio") (formerly, SSGA Emerging Markets Enhanced Index Portfolio)for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,171,620,036
  # of Portfolio Investments589
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,614,492

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8
Samsung Electronics Co. Ltd.	9.1
SK Hynix, Inc.	7.7
Tencent Holdings Ltd.	2.8
MediaTek, Inc.	1.7
Alibaba Group Holding Ltd.	1.5
Delta Electronics, Inc.	1.1
Hon Hai Precision Industry Co. Ltd.	1.0
SK Square Co. Ltd.	0.8
ASE Technology Holding Co. Ltd.	0.8

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.0
Consumer Staples	2.4
Health Care	2.4
Energy	3.1
Materials	5.3
Communication Services	5.6
Industrials	6.6
Consumer Discretionary	6.8
Financials	17.4
Information Technology	44.1

Top 10 Countries

Table Summary
Value	Value
Poland	0.9
United Arab Emirates	1.1
Mexico	1.6
Saudi Arabia	2.2
South Africa	2.5
Brazil	3.6
India	10.6
China	17.9
South Korea	23.5
Taiwan	26.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Emerging Markets Enhanced Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Emerging Markets Enhanced Index Portfolio (the "Portfolio") (formerly, SSGA Emerging Markets Enhanced Index Portfolio)for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,171,620,036
  # of Portfolio Investments589
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,614,492

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8
Samsung Electronics Co. Ltd.	9.1
SK Hynix, Inc.	7.7
Tencent Holdings Ltd.	2.8
MediaTek, Inc.	1.7
Alibaba Group Holding Ltd.	1.5
Delta Electronics, Inc.	1.1
Hon Hai Precision Industry Co. Ltd.	1.0
SK Square Co. Ltd.	0.8
ASE Technology Holding Co. Ltd.	0.8

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.0
Consumer Staples	2.4
Health Care	2.4
Energy	3.1
Materials	5.3
Communication Services	5.6
Industrials	6.6
Consumer Discretionary	6.8
Financials	17.4
Information Technology	44.1

Top 10 Countries

Table Summary
Value	Value
Poland	0.9
United Arab Emirates	1.1
Mexico	1.6
Saudi Arabia	2.2
South Africa	2.5
Brazil	3.6
India	10.6
China	17.9
South Korea	23.5
Taiwan	26.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Moderate ETF Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Moderate ETF Portfolio (the "Portfolio") (formerly, SSGA Growth and Income ETF Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,666,330,873
  # of Portfolio Investments54
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$2,569,963

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	20.9
iShares Core S&P 500 ETF	14.2
iShares Core MSCI Emerging Markets ETF	10.0
State Street SPDR Portfolio Developed World ex-U.S. ETF	7.6
Vanguard Total Bond Market ETF	7.3
State Street SPDR Bloomberg High Yield Bond ETF	7.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4
iShares Core S&P Small-Cap ETF	4.3
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.6

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	3.2
U.S. Small Cap Equities	4.3
Commodities	7.9
International Developed Market Equities	9.5
Emerging Market Equities	10.0
High Yield Fixed Income	12.3
Investment Grade Fixed Income	16.6
U.S. Large Cap Equities	35.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Moderate ETF Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Moderate ETF Portfolio (the "Portfolio") (formerly, SSGA Growth and Income ETF Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,666,330,873
  # of Portfolio Investments54
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$2,569,963

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	20.9
iShares Core S&P 500 ETF	14.2
iShares Core MSCI Emerging Markets ETF	10.0
State Street SPDR Portfolio Developed World ex-U.S. ETF	7.6
Vanguard Total Bond Market ETF	7.3
State Street SPDR Bloomberg High Yield Bond ETF	7.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4
iShares Core S&P Small-Cap ETF	4.3
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.6

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	3.2
U.S. Small Cap Equities	4.3
Commodities	7.9
International Developed Market Equities	9.5
Emerging Market Equities	10.0
High Yield Fixed Income	12.3
Investment Grade Fixed Income	16.6
U.S. Large Cap Equities	35.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Moderate ETF Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Moderate ETF Portfolio (the "Portfolio") (formerly, SSGA Growth and Income ETF Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,666,330,873
  # of Portfolio Investments54
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$2,569,963

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	20.9
iShares Core S&P 500 ETF	14.2
iShares Core MSCI Emerging Markets ETF	10.0
State Street SPDR Portfolio Developed World ex-U.S. ETF	7.6
Vanguard Total Bond Market ETF	7.3
State Street SPDR Bloomberg High Yield Bond ETF	7.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4
iShares Core S&P Small-Cap ETF	4.3
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.6

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	3.2
U.S. Small Cap Equities	4.3
Commodities	7.9
International Developed Market Equities	9.5
Emerging Market Equities	10.0
High Yield Fixed Income	12.3
Investment Grade Fixed Income	16.6
U.S. Large Cap Equities	35.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Moderately Aggressive ETF Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Moderately Aggressive ETF Portfolio (the "Portfolio") (formerly, SSGA Growth ETF Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$778,965,044
  # of Portfolio Investments40
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,225,426

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	24.4
iShares Core S&P 500 ETF	17.7
iShares Core MSCI Emerging Markets ETF	12.5
State Street SPDR Portfolio Developed World ex-U.S. ETF	12.1
iShares Core S&P Small-Cap ETF	6.0
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.1
iShares Core S&P Mid-Cap ETF	4.7
SPDR Gold Shares	3.2
State Street SPDR Bloomberg High Yield Bond ETF	3.1
Schwab International Small-Cap Equity ETF	3.0

Asset Allocation

Table Summary
Value	Value
Real Eastate Equities	1.0
Investment Grade Fixed Income	2.7
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	6.0
High Yield Fixed Income	6.2
Commodities	8.3
Emerging Market Equities	12.5
International Developed Market Equities	15.1
U.S. Large Cap Equities	42.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Moderately Aggressive ETF Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Moderately Aggressive ETF Portfolio (the "Portfolio") (formerly, SSGA Growth ETF Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$778,965,044
  # of Portfolio Investments40
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,225,426

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	24.4
iShares Core S&P 500 ETF	17.7
iShares Core MSCI Emerging Markets ETF	12.5
State Street SPDR Portfolio Developed World ex-U.S. ETF	12.1
iShares Core S&P Small-Cap ETF	6.0
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.1
iShares Core S&P Mid-Cap ETF	4.7
SPDR Gold Shares	3.2
State Street SPDR Bloomberg High Yield Bond ETF	3.1
Schwab International Small-Cap Equity ETF	3.0

Asset Allocation

Table Summary
Value	Value
Real Eastate Equities	1.0
Investment Grade Fixed Income	2.7
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	6.0
High Yield Fixed Income	6.2
Commodities	8.3
Emerging Market Equities	12.5
International Developed Market Equities	15.1
U.S. Large Cap Equities	42.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

State Street Moderately Aggressive ETF Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the State Street Moderately Aggressive ETF Portfolio (the "Portfolio") (formerly, SSGA Growth ETF Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$778,965,044
  # of Portfolio Investments40
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,225,426

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	24.4
iShares Core S&P 500 ETF	17.7
iShares Core MSCI Emerging Markets ETF	12.5
State Street SPDR Portfolio Developed World ex-U.S. ETF	12.1
iShares Core S&P Small-Cap ETF	6.0
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.1
iShares Core S&P Mid-Cap ETF	4.7
SPDR Gold Shares	3.2
State Street SPDR Bloomberg High Yield Bond ETF	3.1
Schwab International Small-Cap Equity ETF	3.0

Asset Allocation

Table Summary
Value	Value
Real Eastate Equities	1.0
Investment Grade Fixed Income	2.7
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	6.0
High Yield Fixed Income	6.2
Commodities	8.3
Emerging Market Equities	12.5
International Developed Market Equities	15.1
U.S. Large Cap Equities	42.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,599,621,643
  # of Portfolio Investments113
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$6,282,484

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	6.4
Apple, Inc.	5.4
Microsoft Corp.	4.1
Bank of America Corp.	3.5
CSX Corp.	2.6
ConocoPhillips	2.4
Chubb Ltd.	2.4
Charles Schwab Corp.	2.4
Procter & Gamble Co.	2.2
Colgate-Palmolive Co.	2.2

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Materials	4.2
Utilities	4.3
Consumer Staples	6.4
Energy	7.1
Consumer Discretionary	9.2
Industrials	11.6
Health Care	14.2
Financials	17.9
Information Technology	20.1

Top Countries

Table Summary
Value	Value
Germany	0.5
Switzerland	0.7
United Kingdom	0.8
France	1.2
United States	96.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,599,621,643
  # of Portfolio Investments113
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$6,282,484

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	6.4
Apple, Inc.	5.4
Microsoft Corp.	4.1
Bank of America Corp.	3.5
CSX Corp.	2.6
ConocoPhillips	2.4
Chubb Ltd.	2.4
Charles Schwab Corp.	2.4
Procter & Gamble Co.	2.2
Colgate-Palmolive Co.	2.2

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Materials	4.2
Utilities	4.3
Consumer Staples	6.4
Energy	7.1
Consumer Discretionary	9.2
Industrials	11.6
Health Care	14.2
Financials	17.9
Information Technology	20.1

Top Countries

Table Summary
Value	Value
Germany	0.5
Switzerland	0.7
United Kingdom	0.8
France	1.2
United States	96.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,599,621,643
  # of Portfolio Investments113
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$6,282,484

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	6.4
Apple, Inc.	5.4
Microsoft Corp.	4.1
Bank of America Corp.	3.5
CSX Corp.	2.6
ConocoPhillips	2.4
Chubb Ltd.	2.4
Charles Schwab Corp.	2.4
Procter & Gamble Co.	2.2
Colgate-Palmolive Co.	2.2

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Materials	4.2
Utilities	4.3
Consumer Staples	6.4
Energy	7.1
Consumer Discretionary	9.2
Industrials	11.6
Health Care	14.2
Financials	17.9
Information Technology	20.1

Top Countries

Table Summary
Value	Value
Germany	0.5
Switzerland	0.7
United Kingdom	0.8
France	1.2
United States	96.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,122,008,595
  # of Portfolio Investments175
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$3,450,656

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Agilent Technologies, Inc.	2.4
Keysight Technologies, Inc.	2.1
Mettler-Toledo International, Inc.	2.0
Teradyne, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	2.0
Datadog, Inc.	1.9
Yum! Brands, Inc.	1.8
Burlington Stores, Inc.	1.7
Lattice Semiconductor Corp.	1.7
Assurant, Inc.	1.5

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.9
Materials	1.5
Communication Services	3.2
Consumer Staples	3.4
Energy	3.9
Financials	6.6
Consumer Discretionary	13.5
Health Care	18.4
Industrials	19.5
Information Technology	27.0

Top Countries

Table Summary
Value	Value
Cayman Islands	0.1
Netherlands	0.5
Switzerland	0.6
Denmark	0.7
Thailand	0.9
Germany	1.2
United Kingdom	1.2
Canada	1.9
United States	90.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,122,008,595
  # of Portfolio Investments175
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$3,450,656

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Agilent Technologies, Inc.	2.4
Keysight Technologies, Inc.	2.1
Mettler-Toledo International, Inc.	2.0
Teradyne, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	2.0
Datadog, Inc.	1.9
Yum! Brands, Inc.	1.8
Burlington Stores, Inc.	1.7
Lattice Semiconductor Corp.	1.7
Assurant, Inc.	1.5

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.9
Materials	1.5
Communication Services	3.2
Consumer Staples	3.4
Energy	3.9
Financials	6.6
Consumer Discretionary	13.5
Health Care	18.4
Industrials	19.5
Information Technology	27.0

Top Countries

Table Summary
Value	Value
Cayman Islands	0.1
Netherlands	0.5
Switzerland	0.6
Denmark	0.7
Thailand	0.9
Germany	1.2
United Kingdom	1.2
Canada	1.9
United States	90.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,122,008,595
  # of Portfolio Investments175
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$3,450,656

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Agilent Technologies, Inc.	2.4
Keysight Technologies, Inc.	2.1
Mettler-Toledo International, Inc.	2.0
Teradyne, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	2.0
Datadog, Inc.	1.9
Yum! Brands, Inc.	1.8
Burlington Stores, Inc.	1.7
Lattice Semiconductor Corp.	1.7
Assurant, Inc.	1.5

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.9
Materials	1.5
Communication Services	3.2
Consumer Staples	3.4
Energy	3.9
Financials	6.6
Consumer Discretionary	13.5
Health Care	18.4
Industrials	19.5
Information Technology	27.0

Top Countries

Table Summary
Value	Value
Cayman Islands	0.1
Netherlands	0.5
Switzerland	0.6
Denmark	0.7
Thailand	0.9
Germany	1.2
United Kingdom	1.2
Canada	1.9
United States	90.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,265,355,440
  # of Portfolio Investments410
  Portfolio Turnover Rate255%
  Total Advisory Fees Paid$2,740,198

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	30.1
Uniform Mortgage-Backed Security, TBA	11.0
Federal National Mortgage Association	11.0
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	6.0
Government National Mortgage Association, TBA	4.2
Government National Mortgage Association	2.1
JP Morgan Mortgage Trust	1.0
SLM Student Loan Trust	0.8
CIM Trust	0.7

Asset Allocation

Table Summary
Value	Value
Foreign Government	0.3
Short-Term Investments	6.4
Non-Agency Mortgage-Backed Securities	10.0
Asset-Backed Securities	11.7
Corporate Bonds & Notes	14.4
Agency Sponsored Mortgage-Backed Securities	35.7
U.S. Treasury & Government Agencies	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,265,355,440
  # of Portfolio Investments410
  Portfolio Turnover Rate255%
  Total Advisory Fees Paid$2,740,198

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	30.1
Uniform Mortgage-Backed Security, TBA	11.0
Federal National Mortgage Association	11.0
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	6.0
Government National Mortgage Association, TBA	4.2
Government National Mortgage Association	2.1
JP Morgan Mortgage Trust	1.0
SLM Student Loan Trust	0.8
CIM Trust	0.7

Asset Allocation

Table Summary
Value	Value
Foreign Government	0.3
Short-Term Investments	6.4
Non-Agency Mortgage-Backed Securities	10.0
Asset-Backed Securities	11.7
Corporate Bonds & Notes	14.4
Agency Sponsored Mortgage-Backed Securities	35.7
U.S. Treasury & Government Agencies	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$883,085,116
  # of Portfolio Investments98
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$2,398,721

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Labcorp Holdings, Inc.	2.6
U.S. Foods Holding Corp.	2.3
Molina Healthcare, Inc.	2.1
Alliant Energy Corp.	2.1
Microchip Technology, Inc.	2.0
Packaging Corp. of America	2.0
RPM International, Inc.	1.9
Keysight Technologies, Inc.	1.9
Truist Financial Corp.	1.9
Hubbell, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	4.8
Utilities	5.5
Real Estate	6.1
Energy	6.7
Financials	7.6
Health Care	8.8
Materials	10.1
Information Technology	11.5
Consumer Discretionary	12.6
Industrials	23.6

Top Countries

Table Summary
Value	Value
United States	97.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$883,085,116
  # of Portfolio Investments98
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$2,398,721

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Labcorp Holdings, Inc.	2.6
U.S. Foods Holding Corp.	2.3
Molina Healthcare, Inc.	2.1
Alliant Energy Corp.	2.1
Microchip Technology, Inc.	2.0
Packaging Corp. of America	2.0
RPM International, Inc.	1.9
Keysight Technologies, Inc.	1.9
Truist Financial Corp.	1.9
Hubbell, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	4.8
Utilities	5.5
Real Estate	6.1
Energy	6.7
Financials	7.6
Health Care	8.8
Materials	10.1
Information Technology	11.5
Consumer Discretionary	12.6
Industrials	23.6

Top Countries

Table Summary
Value	Value
United States	97.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$883,085,116
  # of Portfolio Investments98
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$2,398,721

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Labcorp Holdings, Inc.	2.6
U.S. Foods Holding Corp.	2.3
Molina Healthcare, Inc.	2.1
Alliant Energy Corp.	2.1
Microchip Technology, Inc.	2.0
Packaging Corp. of America	2.0
RPM International, Inc.	1.9
Keysight Technologies, Inc.	1.9
Truist Financial Corp.	1.9
Hubbell, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	4.8
Utilities	5.5
Real Estate	6.1
Energy	6.7
Financials	7.6
Health Care	8.8
Materials	10.1
Information Technology	11.5
Consumer Discretionary	12.6
Industrials	23.6

Top Countries

Table Summary
Value	Value
United States	97.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$452,947,944
  # of Portfolio Investments450
  Portfolio Turnover Rate77%
  Total Advisory Fees Paid$947,068

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	16.5
Federal Home Loan Mortgage Corp.	16.4
Resolution Funding Corp. Principal STRIPS	13.3
Federal National Mortgage Association	11.8
Federal Farm Credit Banks Funding Corp.	8.3
U.S. Treasury Notes	4.2
Government National Mortgage Association	3.8
Uniform Mortgage-Backed Security	3.2
Federal Home Loan Mortgage Corp. STRIPS	2.9
Government National Mortgage Association, TBA	2.6

Asset Allocation

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	1.7
Short-Term Investments	2.1
Foreign Government	5.9
Agency Sponsored Mortgage-Backed Securities	36.2
U.S. Treasury & Government Agencies	59.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b) Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust I
Semi-Annual Financial Statements
June 30, 2026

Brighthouse Funds Trust I
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTI-2
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-32
Allspring Mid Cap Value Portfolio	BHFTI-53
American Funds® Aggressive Allocation Portfolio	BHFTI-60
American Funds® Balanced Allocation Portfolio	BHFTI-65
American Funds® Growth Portfolio	BHFTI-70
American Funds® Moderate Allocation Portfolio	BHFTI-74
BlackRock Global Tactical Strategies Portfolio	BHFTI-78
BlackRock High Yield Portfolio	BHFTI-87
Brighthouse Asset Allocation 100 Portfolio	BHFTI-120
Brighthouse Balanced Plus Portfolio	BHFTI-126
Brighthouse Small Cap Value Portfolio	BHFTI-135
Brighthouse/Artisan International Portfolio	BHFTI-143
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-149
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-166
Brighthouse/Templeton International Bond Portfolio	BHFTI-189
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-196
CBRE Global Real Estate Portfolio	BHFTI-206
Harris Oakmark International Portfolio	BHFTI-214
Invesco Balanced-Risk Allocation Portfolio	BHFTI-222
Invesco Comstock Portfolio	BHFTI-229
Invesco Global Equity Portfolio	BHFTI-238
Invesco Small Cap Growth Portfolio	BHFTI-245
JPMorgan Core Bond Portfolio	BHFTI-253
JPMorgan Global Active Allocation Portfolio	BHFTI-272
JPMorgan Small Cap Value Portfolio	BHFTI-300
Loomis Sayles Global Allocation Portfolio	BHFTI-312
Loomis Sayles Growth Portfolio	BHFTI-329
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-336
MFS® Research International Portfolio	BHFTI-342
Morgan Stanley Discovery Portfolio	BHFTI-351
PanAgora Global Diversified Risk Portfolio	BHFTI-361
PIMCO Inflation Protected Bond Portfolio	BHFTI-373
PIMCO Total Return Portfolio	BHFTI-393
Schroders Global Multi-Asset Portfolio	BHFTI-428
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	BHFTI-452
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	BHFTI-465
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	BHFTI-472
T. Rowe Price Large Cap Value Portfolio	BHFTI-479
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-488
TCW Core Fixed Income Portfolio	BHFTI-498
Victory Sycamore Mid Cap Value Portfolio	BHFTI-512
Western Asset Management Government Income Portfolio	BHFTI-520
Section BNotes to Financial Statements	BHFTI-530
Section CReport of Independent Registered Public Accounting Firm	BHFTI-559
Section DShareholder Votes	BHFTI-560
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Proxy Disclosures for Open-End Management Investment Companies is included within Section D under Item 7 above.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)
Not applicable

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank Ltd.
(MLI)	— Merrill Lynch International
(MSB)	— Morgan Stanley Bank NA
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Mexican Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BBSW)	— Australian 3 Month Bank Bill Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDOR)	— Canadian Dollar Offered Rate
(CDX.EM)	— Markit Emerging Market CDS Index
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(CORRA)	— Canadian Overnight Repo Rate Average
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(MTN)	— Medium-Term Note
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(SDR)	— Swedish Depository Receipt
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—58.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Airbus SE	8,156	$1,815,338
Axon Enterprise, Inc. (a)	764	428,306
BAE Systems PLC	40,215	983,824
Boeing Co. (a)	7,473	1,617,680
CSG NV (a)	2,030	29,636
Dassault Aviation SA	234	76,816
Elbit Systems Ltd.	383	291,294
General Dynamics Corp.	2,406	852,301
General Electric Co.	9,891	3,696,563
Hensoldt AG	832	64,428
Honeywell Aerospace, Inc. (a)	3,003	664,014
Howmet Aerospace, Inc.	3,793	1,019,786
Huntington Ingalls Industries, Inc.	374	104,679
Kongsberg Gruppen ASA	5,735	172,912
L3Harris Technologies, Inc.	1,766	513,182
Leonardo SpA	5,555	297,889
Lockheed Martin Corp.	1,924	980,201
Melrose Industries PLC	17,136	108,057
MTU Aero Engines AG	740	307,779
Northrop Grumman Corp.	1,266	644,787
Rheinmetall AG	639	723,297
Rolls-Royce Holdings PLC	115,290	2,213,587
RTX Corp.	12,767	2,422,283
Saab AB - Class B	4,396	228,049
Safran SA	4,737	1,872,831
Singapore Technologies Engineering Ltd.	21,430	172,911
Textron, Inc.	1,649	151,263
Thales SA	1,272	326,808
TransDigm Group, Inc.	530	705,981
		23,486,482
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. (b)	1,117	210,376
Deutsche Post AG	12,628	766,264
DSV AS	2,640	626,700
Expeditors International of Washington, Inc.	1,240	202,095
FedEx Corp.	2,073	649,118
InPost SA (a)	3,431	60,414
United Parcel Service, Inc. - Class B	7,078	760,885
		3,275,852
Automobile Components — 0.1%
Aisin Corp.	6,251	84,465
Aptiv PLC (a)	2,006	123,128
Bridgestone Corp.	14,649	308,435
Cie Generale des Etablissements Michelin SCA	8,494	328,087
Continental AG	1,509	124,446
Denso Corp.	22,976	265,392
Sumitomo Electric Industries Ltd.	39,232	724,168
		1,958,121
Automobiles — 1.0%
Bayerische Motoren Werke AG	3,851	252,009
Ferrari NV	1,663	616,313
Ford Motor Co.	37,105	515,759
General Motors Co.	8,548	658,880
Security Description	Shares	Value
Automobiles—(Continued)
Honda Motor Co. Ltd.	49,778	$450,950
Isuzu Motors Ltd.	7,090	93,753
Mercedes-Benz Group AG	9,913	497,563
Nissan Motor Co. Ltd. (a)	31,863	59,149
Renault SA	2,537	72,781
Stellantis NV (a)	27,841	158,440
Subaru Corp.	7,138	105,183
Suzuki Motor Corp.	21,574	259,689
Tesla, Inc. (a) (b)	26,690	11,225,814
Toyota Motor Corp.	130,088	2,181,610
Yamaha Motor Co. Ltd. (b)	12,228	92,575
		17,240,468
Banks — 3.9%
ABN AMRO Bank NV	8,474	360,407
AIB Group PLC	29,103	342,003
ANZ Group Holdings Ltd.	41,375	1,013,877
Banca Monte dei Paschi di Siena SpA	26,067	323,675
Banco Bilbao Vizcaya Argentaria SA	77,336	1,940,054
Banco BPM SpA	15,598	269,405
Banco Comercial Portugues SA - Class R	111,771	132,310
Banco de Sabadell SA	65,511	232,707
Banco Santander SA	196,596	2,719,734
Bank Hapoalim BM	17,982	414,723
Bank Leumi Le-Israel BM	20,285	453,795
Bank of America Corp.	61,896	3,526,834
Bank of Ireland Group PLC	13,048	260,079
Bankinter SA	8,637	144,912
Banque Cantonale Vaudoise	413	60,514
Barclays PLC	187,832	1,261,388
BAWAG Group AG	1,004	201,302
BNP Paribas SA	13,609	1,590,580
BOC Hong Kong Holdings Ltd.	50,795	275,492
BPER Banca SpA	21,477	337,108
CaixaBank SA	48,212	684,304
Chiba Bank Ltd.	7,451	113,317
Citigroup, Inc.	16,169	2,263,013
Citizens Financial Group, Inc.	4,009	280,911
Commerzbank AG	8,899	378,656
Commonwealth Bank of Australia	22,971	2,625,432
Credit Agricole SA	12,460	250,644
Danske Bank AS	8,596	461,193
DBS Group Holdings Ltd.	28,301	1,429,959
DNB Bank ASA	11,155	331,804
Erste Group Bank AG	4,226	566,171
Fifth Third Bancorp	8,592	484,331
FinecoBank Banca Fineco SpA	8,399	210,713
HSBC Holdings PLC	235,875	4,480,552
Huntington Bancshares, Inc.	19,218	340,735
ING Groep NV	40,087	1,268,247
Intesa Sanpaolo SpA	191,224	1,309,884
Israel Discount Bank Ltd. - Class A	16,794	166,556
Japan Post Bank Co. Ltd.	24,542	467,506
JPMorgan Chase & Co.	25,402	8,314,837
KBC Group NV	3,153	430,070
KeyCorp	8,737	201,388
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Lloyds Banking Group PLC	803,887	$1,186,188
M&T Bank Corp.	1,388	330,358
Mitsubishi UFJ Financial Group, Inc.	146,615	2,908,562
Mizrahi Tefahot Bank Ltd.	2,141	141,553
Mizuho Financial Group, Inc.	32,468	1,559,082
National Australia Bank Ltd.	42,108	1,107,542
NatWest Group PLC	109,549	965,562
Nordea Bank Abp	42,149	800,499
Oversea-Chinese Banking Corp. Ltd.	44,932	864,347
PNC Financial Services Group, Inc.	3,807	937,360
Raiffeisen Bank International AG	1,806	115,346
Regions Financial Corp.	8,090	244,318
Resona Holdings, Inc.	28,502	371,749
Skandinaviska Enskilda Banken AB - Class A	20,088	399,799
Societe Generale SA	8,770	776,562
Standard Chartered PLC	24,433	662,251
Sumitomo Mitsui Financial Group, Inc.	49,912	1,951,387
Sumitomo Mitsui Trust Group, Inc.	8,633	322,278
Svenska Handelsbanken AB - A Shares	18,686	274,957
Swedbank AB - A Shares	11,265	420,719
Truist Financial Corp.	11,811	588,424
U.S. Bancorp	14,716	888,846
UniCredit SpA	18,629	1,666,686
United Overseas Bank Ltd.	16,574	511,002
Wells Fargo & Co.	29,011	2,397,469
Westpac Banking Corp.	46,949	1,147,849
Yokohama Financial Group, Inc.	13,355	142,670
		66,604,487
Beverages — 0.6%
Anheuser-Busch InBev SA	12,334	1,016,899
Asahi Group Holdings Ltd.	19,312	183,734
Brown-Forman Corp. - Class B	1,596	42,533
Carlsberg AS - Class B	1,290	169,273
Coca-Cola Co.	36,710	2,983,422
Coca-Cola Europacific Partners PLC	2,755	275,693
Coca-Cola HBC AG - Class DI	2,751	179,571
Constellation Brands, Inc. - Class A	1,322	183,877
Davide Campari-Milano NV	8,028	49,978
Diageo PLC	30,563	614,310
Heineken Holding NV	1,649	125,800
Heineken NV	3,953	332,490
Keurig Dr. Pepper, Inc. (b)	12,898	422,152
Kirin Holdings Co. Ltd. (b)	10,641	182,335
Molson Coors Beverage Co. - Class B	1,521	59,258
Monster Beverage Corp. (a)	6,768	650,540
PepsiCo, Inc.	12,957	1,754,378
Pernod Ricard SA	2,683	195,913
Suntory Beverage & Food Ltd.	1,676	46,370
		9,468,526
Biotechnology — 0.7%
AbbVie, Inc.	16,750	4,214,970
Abivax SA (a)	734	97,461
Amgen, Inc.	5,117	1,852,968
Argenx SE (a)	849	787,522
Security Description	Shares	Value
Biotechnology—(Continued)
Biogen, Inc. (a)	1,400	$302,484
CSL Ltd.	6,661	530,520
Genmab AS (a)	837	229,285
Gilead Sciences, Inc.	11,770	1,487,022
Incyte Corp. (a)	1,591	180,356
Moderna, Inc. (a) (b)	3,348	234,461
Regeneron Pharmaceuticals, Inc.	947	590,492
Swedish Orphan Biovitrum AB (a)	2,453	116,929
Vertex Pharmaceuticals, Inc. (a)	2,406	1,195,132
		11,819,602
Broadline Retail — 1.5%
Amazon.com, Inc. (a)	92,802	22,118,429
eBay, Inc.	4,209	470,356
Next PLC	1,576	304,143
Pan Pacific International Holdings Corp.	26,168	133,561
Prosus NV	17,960	780,624
Rakuten Group, Inc. (a)	19,380	90,419
Ryohin Keikaku Co. Ltd.	6,937	151,552
Sea Ltd. (ADR) (a)	5,160	494,483
Wesfarmers Ltd.	15,583	978,006
		25,521,573
Building Products — 0.3%
A.O. Smith Corp.	1,061	66,546
AGC, Inc. (b)	2,611	112,913
Allegion PLC	815	114,499
Assa Abloy AB - Class B	13,396	473,205
Belimo Holding AG	135	152,214
Builders FirstSource, Inc. (a)	1,020	91,270
Carrier Global Corp.	7,402	542,937
Cie de Saint-Gobain SA	6,113	553,441
Daikin Industries Ltd.	3,621	550,027
Geberit AG	442	294,949
Johnson Controls International PLC	5,784	845,100
Kingspan Group PLC	2,102	192,265
Lennox International, Inc. (b)	300	171,885
Masco Corp.	1,912	155,579
Nibe Industrier AB - B Shares	19,579	72,782
Rockwool AS - B Shares	1,279	41,109
Trane Technologies PLC	2,096	1,029,471
		5,460,192
Capital Markets — 1.6%
3i Group PLC	13,362	440,998
Ameriprise Financial, Inc.	852	390,864
Amundi SA	849	81,480
ARES Management Corp. - Class A	2,000	222,620
ASX Ltd.	2,682	99,049
Bank of New York Mellon Corp.	6,507	940,977
Blackrock, Inc.	1,369	1,316,376
Blackstone, Inc.	7,043	828,750
Cboe Global Markets, Inc.	992	240,729
Charles Schwab Corp.	15,498	1,430,000
CME Group, Inc.	3,435	758,551
Coinbase Global, Inc. - Class A (a)	2,109	308,315
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
CVC Capital Partners PLC	2,888	$41,967
Daiwa Securities Group, Inc.	17,234	169,457
Deutsche Bank AG	24,914	843,564
Deutsche Boerse AG	2,493	680,258
EQT AB	5,933	167,858
Euronext NV	1,067	170,702
FactSet Research Systems, Inc.	345	79,378
Franklin Resources, Inc.	2,907	96,716
Futu Holdings Ltd. (ADR)	674	63,181
Goldman Sachs Group, Inc.	2,797	2,828,802
Hong Kong Exchanges & Clearing Ltd.	16,533	768,411
Interactive Brokers Group, Inc. - Class A	4,223	367,570
Intercontinental Exchange, Inc.	5,361	659,993
Invesco Ltd.	4,203	110,917
Japan Exchange Group, Inc.	13,100	165,100
Julius Baer Group Ltd.	2,827	244,359
KKR & Co., Inc.	6,554	601,526
London Stock Exchange Group PLC	6,118	662,491
Macquarie Group Ltd.	4,970	864,938
Moody's Corp.	1,424	644,958
Morgan Stanley	11,364	2,375,531
MSCI, Inc.	690	386,428
Nasdaq, Inc.	4,236	333,882
Nomura Holdings, Inc.	40,276	351,448
Northern Trust Corp.	1,754	304,915
Partners Group Holding AG	293	239,909
Raymond James Financial, Inc.	1,644	249,937
Robinhood Markets, Inc. - Class A (a)	7,501	752,200
S&P Global, Inc.	2,874	1,170,465
SBI Holdings, Inc.	7,257	118,034
Schroders PLC	11,054	86,147
Singapore Exchange Ltd.	11,032	206,375
State Street Corp.	2,624	445,030
T. Rowe Price Group, Inc.	2,031	230,904
UBS Group AG	43,575	2,158,647
		26,700,707
Chemicals — 0.7%
Air Liquide SA	8,746	1,732,006
Air Products & Chemicals, Inc.	2,111	618,903
Akzo Nobel NV	2,113	143,311
Albemarle Corp.	1,118	150,964
Asahi Kasei Corp.	16,872	186,105
BASF SE	12,251	654,876
CF Industries Holdings, Inc.	1,456	157,627
Corteva, Inc.	6,341	537,019
Dow, Inc.	6,833	186,951
DSM-Firmenich AG	2,262	214,587
DuPont de Nemours, Inc.	1,292	175,247
Ecolab, Inc.	2,401	668,943
EMS-Chemie Holding AG	96	82,379
Evonik Industries AG	3,518	63,835
Givaudan SA	126	533,935
ICL Group Ltd.	9,744	48,882
International Flavors & Fragrances, Inc.	2,433	192,742
Linde PLC	4,383	2,274,514
Security Description	Shares	Value
Chemicals—(Continued)
LyondellBasell Industries NV - Class A	2,448	$128,887
Mitsubishi Chemical Group Corp.	16,324	113,418
Mosaic Co.	3,013	63,845
Nippon Paint Holdings Co. Ltd.	13,015	84,711
Nippon Sanso Holdings Corp.	2,377	87,701
Nitto Denko Corp.	9,315	183,496
Novonesis (Novozymes) - B Shares	4,836	305,605
PPG Industries, Inc.	2,113	256,286
Resonac Holdings Corp.	2,411	268,845
Sherwin-Williams Co.	2,175	748,896
Shin-Etsu Chemical Co. Ltd.	22,479	980,254
Sika AG	2,092	431,043
Syensqo SA	962	71,039
Symrise AG	1,822	182,849
Toray Industries, Inc.	17,553	121,846
Yara International ASA	2,185	96,072
		12,747,619
Commercial Services & Supplies — 0.2%
Brambles Ltd.	18,533	250,213
Cintas Corp.	3,224	548,338
Copart, Inc. (a)	8,402	236,852
Dai Nippon Printing Co. Ltd.	4,976	91,120
Rentokil Initial PLC	34,674	196,306
Republic Services, Inc.	1,896	404,000
Rollins, Inc.	2,784	116,204
Secom Co. Ltd.	5,444	216,337
Securitas AB - B Shares	6,563	107,783
TOPPAN Holdings, Inc.	3,034	96,224
Veralto Corp.	2,328	206,447
Verisure PLC (a)	3,186	35,558
Waste Management, Inc.	3,502	780,526
		3,285,908
Communications Equipment — 0.6%
Arista Networks, Inc. (a)	9,789	1,662,955
Ciena Corp. (a)	1,340	657,350
Cisco Systems, Inc.	37,446	4,398,407
F5, Inc. (a)	535	222,539
Lumentum Holdings, Inc. (a)	738	633,248
Motorola Solutions, Inc.	1,574	653,667
Nokia OYJ	68,969	913,011
Telefonaktiebolaget LM Ericsson - B Shares	36,282	404,986
		9,546,163
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	2,423	357,798
Bouygues SA	3,041	169,671
Comfort Systems USA, Inc.	333	659,989
Eiffage SA	941	138,929
EMCOR Group, Inc.	421	349,379
Ferrovial NV	6,509	446,521
HOCHTIEF AG	202	117,046
Kajima Corp.	5,442	198,706
Obayashi Corp.	8,546	172,990
Quanta Services, Inc.	1,423	1,024,617
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Shimizu Corp.	6,640	$105,297
Skanska AB - B Shares	4,534	121,347
Taisei Corp.	1,960	173,709
Vinci SA	6,394	935,158
		4,971,157
Construction Materials — 0.1%
Buzzi SpA	1,057	54,118
CRH PLC	6,335	677,845
Heidelberg Materials AG	1,815	346,222
Holcim AG	7,003	634,024
Martin Marietta Materials, Inc.	569	328,142
Vulcan Materials Co.	1,230	362,862
		2,403,213
Consumer Finance — 0.2%
American Express Co.	5,046	1,706,810
Capital One Financial Corp.	5,899	1,183,457
Synchrony Financial	3,189	242,523
		3,132,790
Consumer Staples Distribution & Retail — 0.8%
Aeon Co. Ltd.	29,611	244,380
Carrefour SA	8,085	150,186
Casey's General Stores, Inc.	350	278,176
Coles Group Ltd.	18,437	311,258
Costco Wholesale Corp.	4,206	3,934,587
Dollar General Corp.	2,088	240,350
Dollar Tree, Inc. (a) (b)	1,717	207,671
J Sainsbury PLC	23,413	99,362
Jeronimo Martins SGPS SA	3,887	74,454
Kesko OYJ - B Shares	3,749	83,818
Koninklijke Ahold Delhaize NV	12,138	488,497
Kroger Co.	5,378	298,640
Marks & Spencer Group PLC	28,352	139,978
Seven & i Holdings Co. Ltd.	25,920	312,456
Sysco Corp.	4,533	378,868
Target Corp.	4,306	562,407
Tesco PLC	87,648	535,181
Walmart, Inc.	41,562	4,707,312
Woolworths Group Ltd.	16,768	464,565
		13,512,146
Containers & Packaging — 0.1%
Amcor PLC	4,383	190,003
Avery Dennison Corp.	725	117,704
Ball Corp.	2,524	157,497
International Paper Co.	5,020	191,262
Packaging Corp. of America	839	199,917
Smurfit Westrock PLC	4,972	230,005
		1,086,388
Distributors — 0.0%
D'ieteren Group	294	57,280
Security Description	Shares	Value
Distributors—(Continued)
Genuine Parts Co.	1,305	$153,964
		211,244
Diversified Consumer Services — 0.0%
Pearson PLC	6,484	102,951
Diversified REITs — 0.4%
Activia Properties, Inc.	88	74,326
AEW U.K. REIT PLC	6,284	8,707
American Assets Trust, Inc.	2,046	50,516
Argosy Property Ltd.	33,091	19,747
Aspen Group Ltd.	8,186	29,613
British Land Co. PLC	43,174	237,116
Broadstone Net Lease, Inc. (b)	8,007	165,505
CapitaLand Integrated Commercial Trust	350,814	644,809
Charter Hall Group	19,608	311,781
Charter Hall Long Wale REIT	29,545	74,857
Covivio SA	2,978	182,472
Custodian Property Income REIT PLC	19,610	22,792
Daiwa House REIT Investment Corp.	171	126,902
Essential Properties Realty Trust, Inc. (b)	9,072	270,799
Global Net Lease, Inc.	7,955	71,118
GPT Group	80,871	274,214
Growthpoint Properties Australia Ltd.	11,113	16,740
H&R Real Estate Investment Trust	11,004	85,192
Hankyu Hanshin REIT, Inc.	28	23,941
Heiwa Real Estate REIT, Inc.	43	35,579
Hulic Reit, Inc.	52	49,793
ICADE	1,923	42,202
KDX Realty Investment Corp.	155	148,168
Land Securities Group PLC	41,557	359,083
Mapletree Pan Asia Commercial Trust	96,554	96,512
Merlin Properties Socimi SA	18,250	320,058
Mirai Corp.	75	19,287
MIRARTH Real Estate Investment Corp.	40	20,389
Mirvac Group	166,543	198,847
Mori Trust Reit, Inc.	99	45,318
Nomura Real Estate Master Fund, Inc.	171	160,017
NTT UD REIT Investment Corp.	55	46,144
OUE Real Estate Investment Trust	93,380	25,691
Picton Property Income Ltd.	21,141	20,002
Schroder Real Estate Investment Trust Ltd.	18,103	11,062
Sekisui House Reit, Inc.	162	76,243
Shaftesbury Capital PLC	62,700	114,906
Sirius Real Estate Ltd.	65,882	84,541
SK REITs Co. Ltd.	8,440	29,515
Star Asia Investment Corp.	101	34,221
Stockland	135,391	383,611
Stoneweg Europe Stapled Trust	14,970	26,240
Stride Property Group	20,761	13,343
Sunlight Real Estate Investment Trust	40,310	11,115
Suntec Real Estate Investment Trust	89,488	100,478
United Urban Investment Corp.	134	133,829
WP Carey, Inc.	9,313	665,879
		5,963,220
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	65,872	$1,363,550
BT Group PLC	78,673	198,399
Cellnex Telecom SA (a)	6,557	196,352
Comcast Corp. - Class A	33,776	829,201
Deutsche Telekom AG	47,132	1,284,542
Elisa OYJ	1,952	81,955
HKT Trust & HKT Ltd.	46,836	69,655
Koninklijke KPN NV	52,538	260,634
NTT, Inc.	413,908	369,155
Orange SA	25,559	482,099
Singapore Telecommunications Ltd.	101,777	348,757
Swisscom AG	355	273,970
Telecom Italia SpA (a)	23,453	213,757
Telefonica SA	50,591	203,337
Telenor ASA	8,452	121,468
Telia Co. AB	32,385	157,690
Telstra Group Ltd.	53,987	189,865
Verizon Communications, Inc.	39,585	1,676,029
		8,320,415
Electric Utilities — 0.9%
Acciona SA	338	107,122
Alliant Energy Corp.	2,449	186,834
American Electric Power Co., Inc.	5,158	705,666
BKW AG	271	45,627
Chubu Electric Power Co., Inc.	9,104	171,199
CK Infrastructure Holdings Ltd.	8,300	63,343
CLP Holdings Ltd.	22,542	210,697
Constellation Energy Corp.	3,031	752,809
Contact Energy Ltd.	12,859	68,140
Duke Energy Corp.	7,391	935,553
Edison International	3,648	271,594
EDP SA	40,203	210,473
Elia Group SA	598	95,114
Endesa SA (b)	4,289	195,458
Enel SpA	104,667	1,202,575
Entergy Corp.	4,341	498,607
Evergy, Inc. (b)	2,185	188,849
Eversource Energy	3,565	257,642
Exelon Corp.	9,700	452,214
FirstEnergy Corp.	4,935	234,610
Fortum OYJ	6,158	142,266
Iberdrola SA	83,487	2,083,693
Kansai Electric Power Co., Inc.	13,008	182,819
NextEra Energy, Inc.	19,770	1,735,213
NRG Energy, Inc.	2,000	292,120
Origin Energy Ltd.	23,647	179,760
PG&E Corp.	20,878	351,168
Pinnacle West Capital Corp.	1,149	122,943
Power Assets Holdings Ltd.	19,014	138,744
PPL Corp. (b)	7,132	259,248
Redeia Corp. SA	5,570	94,780
Southern Co.	10,687	1,022,853
SSE PLC	16,639	537,760
Terna - Rete Elettrica Nazionale	19,313	225,967
Verbund AG	934	59,327
Security Description	Shares	Value
Electric Utilities—(Continued)
Xcel Energy, Inc. (b)	5,918	$475,215
		14,758,002
Electrical Equipment — 1.1%
ABB Ltd.	21,514	2,334,293
AMETEK, Inc.	2,173	525,736
Eaton Corp. PLC	3,681	1,568,548
Emerson Electric Co.	5,310	760,127
Fuji Electric Co. Ltd.	1,895	160,356
Fujikura Ltd.	20,712	804,008
Furukawa Electric Co. Ltd.	8,970	266,762
GE Vernova, Inc.	2,548	2,993,543
Generac Holdings, Inc. (a)	558	163,388
Hubbell, Inc.	501	262,123
Legrand SA	3,509	592,290
Mitsubishi Electric Corp.	26,106	957,337
NIDEC Corp.	11,459	188,235
Prysmian SpA	3,865	649,261
Rockwell Automation, Inc.	1,055	522,310
Schneider Electric SE	7,525	2,468,829
Siemens Energy AG	10,638	2,016,190
Vertiv Holdings Co. - Class A	3,641	1,219,080
Vestas Wind Systems AS	13,169	372,074
		18,824,490
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	11,663	2,056,420
CDW Corp. (b)	1,211	170,315
Coherent Corp. (a)	1,855	731,742
Corning, Inc.	7,425	1,896,568
Flex Ltd. (a)	3,486	564,976
Halma PLC	5,081	265,449
Hexagon AB - B Shares	28,499	235,747
Ibiden Co. Ltd. (b)	3,190	478,938
Jabil, Inc.	1,000	385,480
Keyence Corp.	2,587	1,303,400
Keysight Technologies, Inc. (a)	1,626	569,214
Kyocera Corp.	16,068	356,244
Murata Manufacturing Co. Ltd.	22,230	1,602,150
TDK Corp.	26,015	581,075
TE Connectivity PLC	2,767	557,855
Teledyne Technologies, Inc. (a)	439	292,769
Yokogawa Electric Corp.	3,000	105,388
Zebra Technologies Corp. - Class A (a)	452	118,994
		12,272,724
Energy Equipment & Services — 0.1%
Baker Hughes Co.	9,405	521,978
Halliburton Co.	7,920	268,884
SLB Ltd.	14,174	658,949
Tenaris SA	4,414	122,150
		1,571,961
Entertainment — 0.5%
Capcom Co. Ltd.	3,658	67,890
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
CTS Eventim AG & Co. KGaA	790	$46,091
Electronic Arts, Inc.	2,135	437,760
Konami Group Corp.	1,329	145,250
Live Nation Entertainment, Inc. (a) (b)	1,500	274,665
Netflix, Inc. (a)	39,919	2,850,217
Nexon Co. Ltd.	4,080	54,272
Nintendo Co. Ltd.	15,019	630,716
Spotify Technology SA (a)	2,013	924,229
Take-Two Interactive Software, Inc. (a)	1,650	412,467
TKO Group Holdings, Inc. (b)	597	120,182
Toho Co. Ltd.	7,247	57,931
Universal Music Group NV	13,880	290,752
Walt Disney Co.	16,463	1,584,564
Warner Bros Discovery, Inc. (a)	23,496	626,403
		8,523,389
Financial Services — 1.4%
Adyen NV (a)	368	343,675
Apollo Global Management, Inc. (b)	4,372	517,251
Banca Mediolanum SpA	2,813	70,055
Berkshire Hathaway, Inc. - Class B (a)	17,380	8,696,778
Block, Inc. (a)	5,074	385,624
Corpay, Inc. (a)	620	206,627
EXOR NV	1,212	92,856
Fidelity National Information Services, Inc.	4,900	190,512
Fiserv, Inc. (a) (b)	5,055	247,948
Global Payments, Inc.	2,204	159,922
Groupe Bruxelles Lambert NV	1,005	91,576
Industrivarden AB - A Shares	1,445	81,026
Industrivarden AB - C Shares	2,201	120,832
Infratil Ltd.	12,345	108,319
Investor AB - B Shares	23,758	986,916
Jack Henry & Associates, Inc.	674	92,837
L E Lundbergforetagen AB - B Shares	991	57,130
M&G PLC	30,598	136,527
Mastercard, Inc. - Class A	7,649	3,928,526
Mitsubishi HC Capital, Inc.	12,081	97,753
ORIX Corp.	15,044	570,166
PayPal Holdings, Inc.	8,363	361,114
Poste Italiane SpA	6,275	205,254
Sofina SA	214	54,457
Visa, Inc. - Class A	15,734	5,398,178
Washington H Soul Pattinson & Co. Ltd.	4,693	150,222
Wise Group PLC - Class A (a)	9,855	118,258
		23,470,339
Food Products — 0.5%
Ajinomoto Co., Inc.	11,743	427,175
Archer-Daniels-Midland Co.	4,569	349,072
Associated British Foods PLC	3,878	102,216
Barry Callebaut AG	48	66,541
Bunge Global SA	1,288	137,468
Chocoladefabriken Lindt & Spruengli AG	2	237,654
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	12	139,619
Danone SA	8,651	709,497
Security Description	Shares	Value
Food Products—(Continued)
General Mills, Inc.	5,059	$176,053
Hershey Co. (b)	1,405	246,507
Hormel Foods Corp.	2,765	68,627
J.M. Smucker Co.	1,011	113,738
Kerry Group PLC - Class A	2,192	201,306
Kikkoman Corp. (b)	9,314	95,526
Kraft Heinz Co. (b)	8,094	191,180
Lotus Bakeries NV	5	66,411
Magnum Ice Cream Co. NV (a)	6,723	117,062
McCormick & Co., Inc.	2,408	121,411
Mondelez International, Inc. - Class A	12,169	703,855
Mowi ASA	5,971	110,435
Nestle SA	35,367	3,631,981
Orkla ASA	9,966	104,983
Salmar ASA	930	43,566
Tyson Foods, Inc. - Class A	2,675	153,144
WH Group Ltd.	105,670	112,023
Wilmar International Ltd.	21,974	61,538
		8,488,588
Gas Utilities — 0.1%
APA Group	18,170	127,665
Atmos Energy Corp.	1,582	272,531
Hong Kong & China Gas Co. Ltd.	153,684	127,758
Italgas SpA	8,370	96,938
Naturgy Energy Group SA	5,656	177,479
Osaka Gas Co. Ltd.	4,642	156,147
Snam SpA	27,680	199,230
Tokyo Gas Co. Ltd.	4,075	153,229
		1,310,977
Ground Transportation — 0.4%
Ayvens SA	4,572	60,277
Central Japan Railway Co.	10,307	221,201
CSX Corp.	17,616	837,288
East Japan Railway Co.	13,236	277,428
FedEx Freight Holding Co., Inc. (a)	1,031	155,681
Grab Holdings Ltd. - Class A (a)	32,719	123,351
Hankyu Hanshin Holdings, Inc.	3,107	81,710
JB Hunt Transport Services, Inc.	706	204,338
MTR Corp. Ltd.	21,361	83,348
Norfolk Southern Corp.	2,129	669,762
Old Dominion Freight Line, Inc.	1,735	375,801
Seibu Holdings, Inc.	2,714	53,021
Uber Technologies, Inc. (a)	19,298	1,392,544
Union Pacific Corp.	5,629	1,531,088
West Japan Railway Co.	5,628	94,387
		6,161,225
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	16,513	1,498,390
Alcon AG	6,859	463,795
Align Technology, Inc. (a)	631	106,424
Baxter International, Inc.	4,896	104,383
Becton Dickinson & Co.	2,612	395,274
BioMerieux	528	41,463
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Boston Scientific Corp. (a)	14,091	$601,404
Cochlear Ltd.	897	75,787
Coloplast AS - Class B	1,731	98,717
Cooper Cos., Inc. (a)	1,850	132,663
Demant AS (a)	1,162	47,573
Dexcom, Inc. (a)	3,658	246,366
Edwards Lifesciences Corp. (a)	5,459	493,821
EssilorLuxottica SA	4,133	775,403
Fisher & Paykel Healthcare Corp. Ltd.	8,061	178,298
GE HealthCare Technologies, Inc.	4,312	276,011
Hoya Corp.	4,645	749,092
IDEXX Laboratories, Inc. (a)	748	393,777
Insulet Corp. (a)	657	100,028
Intuitive Surgical, Inc. (a)	3,358	1,335,409
Koninklijke Philips NV	10,574	287,316
Medtronic PLC	12,172	952,216
Olympus Corp.	14,533	152,762
ResMed, Inc. (b)	1,375	267,960
Siemens Healthineers AG	4,645	181,521
Smith & Nephew PLC	10,550	151,652
Solventum Corp. (a)	1,395	107,624
Sonova Holding AG	675	160,314
STERIS PLC	930	195,830
Straumann Holding AG	1,532	201,485
Stryker Corp.	3,271	1,029,842
Terumo Corp.	18,291	251,691
Zimmer Biomet Holdings, Inc. (b)	1,834	157,889
		12,212,180
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	2,220	527,383
Cencora, Inc.	1,844	521,815
Centene Corp. (a)	4,447	285,453
Chartwell Retirement Residences	13,609	214,462
Cigna Group	2,508	691,405
CVS Health Corp.	12,096	1,251,331
DaVita, Inc. (a)	304	67,634
Elevance Health, Inc.	2,059	796,277
Fresenius Medical Care AG	2,617	118,403
Fresenius SE & Co. KGaA	5,798	264,773
HCA Healthcare, Inc.	1,472	573,918
Henry Schein, Inc. (a)	918	76,671
Humana, Inc.	1,138	452,036
Labcorp Holdings, Inc. (b)	777	217,560
McKesson Corp.	1,140	861,384
NMC Health PLC (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	1,049	222,336
Sigma Healthcare Ltd.	71,306	135,878
Sonic Healthcare Ltd.	6,275	90,104
UnitedHealth Group, Inc.	8,609	3,578,159
Universal Health Services, Inc. - Class B	505	75,088
		11,022,070
Health Care REITs — 0.9%
Aedifica SA	3,525	284,432
Alexandria Real Estate Equities, Inc.	8,721	460,905
Security Description	Shares	Value
Health Care REITs—(Continued)
American Healthcare REIT, Inc. (b)	8,043	$419,442
Care Property Invest NV	1,736	25,000
CareTrust REIT, Inc.	9,344	377,030
Cofinimmo SA	329	31,151
Diversified Healthcare Trust	9,176	85,337
Health Care & Medical Investment Corp.	14	9,601
Healthcare Realty Trust, Inc.	14,110	284,599
Healthpeak Properties, Inc.	35,758	765,221
LTC Properties, Inc.	2,034	78,207
Medical Properties Trust, Inc. (b)	20,967	96,868
National Health Investors, Inc. (b)	1,998	152,367
Omega Healthcare Investors, Inc.	12,554	598,575
Parkway Life Real Estate Investment Trust	18,410	57,621
Primary Health Properties PLC	101,996	129,581
Sabra Health Care REIT, Inc. (b)	10,501	204,875
Target Healthcare REIT PLC	26,187	37,683
Ventas, Inc. (b)	25,020	2,221,776
Vital Healthcare Property Trust	23,864	26,042
Vital Infrastructure Property Trust (b)	9,378	36,434
Welltower, Inc. (b)	36,486	8,281,227
		14,663,974
Health Care Technology — 0.0%
Pro Medicus Ltd.	788	111,562
Veeva Systems, Inc. - Class A (a)	1,423	252,540
		364,102
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	9,042	151,996
CapitaLand Ascott Trust	110,818	75,948
CDL Hospitality Trusts	33,524	20,097
DiamondRock Hospitality Co.	8,507	103,615
Far East Hospitality Trust	41,380	18,244
Hoshino Resorts REIT, Inc.	23	34,025
Host Hotels & Resorts, Inc. (b)	34,637	821,243
Invincible Investment Corp. (b)	306	112,944
Japan Hotel REIT Investment Corp.	236	115,456
Park Hotels & Resorts, Inc.	7,763	110,623
Pebblebrook Hotel Trust (b)	4,666	90,567
RLJ Lodging Trust	5,145	60,968
Ryman Hospitality Properties, Inc. (b)	2,582	331,916
Sunstone Hotel Investors, Inc.	7,509	85,978
Xenia Hotels & Resorts, Inc.	3,856	78,508
		2,212,128
Hotels, Restaurants & Leisure — 0.7%
Accor SA	2,577	149,822
Airbnb, Inc. - Class A (a)	3,962	566,962
Amadeus IT Group SA	6,029	346,251
Aristocrat Leisure Ltd.	7,450	317,392
Booking Holdings, Inc.	7,346	1,309,351
Carnival Corp. Ltd.	12,196	348,440
Chipotle Mexican Grill, Inc. (a)	12,161	413,474
Compass Group PLC	23,341	754,134
Darden Restaurants, Inc.	1,086	223,727
Delivery Hero SE (a)	2,293	94,335
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Domino's Pizza, Inc.	290	$85,852
DoorDash, Inc. - Class A (a) (b)	3,588	662,094
Evolution AB (a)	1,683	115,982
Expedia Group, Inc.	1,085	277,630
Galaxy Entertainment Group Ltd.	27,050	101,861
Hilton Worldwide Holdings, Inc.	2,158	713,133
InterContinental Hotels Group PLC	1,958	337,725
Las Vegas Sands Corp.	2,827	130,579
Lottery Corp. Ltd.	30,552	121,881
Marriott International, Inc. - Class A	2,075	768,974
McDonald's Corp.	6,736	1,820,808
MGM Resorts International (a)	1,819	86,966
Norwegian Cruise Line Holdings Ltd. (a)	4,352	91,871
Oriental Land Co. Ltd. (b)	14,828	226,989
PPHE Hotel Group Ltd.	772	17,618
Royal Caribbean Cruises Ltd.	2,365	750,958
Sands China Ltd.	33,328	55,697
Sodexo SA	1,062	61,474
Starbucks Corp. (b)	10,805	1,104,163
Wynn Resorts Ltd.	795	77,186
Yum! Brands, Inc.	2,613	417,714
Zensho Holdings Co. Ltd.	1,268	62,906
		12,613,949
Household Durables — 0.2%
DR Horton, Inc.	2,500	407,200
Garmin Ltd.	1,554	369,137
Lennar Corp. - Class A	2,041	184,690
NVR, Inc. (a)	26	177,148
Panasonic Holdings Corp.	32,008	898,712
PulteGroup, Inc.	1,806	247,801
Sekisui House Ltd.	8,192	170,449
Sony Group Corp.	80,196	1,608,141
		4,063,278
Household Products — 0.3%
Church & Dwight Co., Inc.	2,246	217,592
Clorox Co.	1,146	109,374
Colgate-Palmolive Co.	7,586	695,485
Essity AB - Class B	7,855	222,249
Henkel AG & Co. KGaA	1,248	98,688
Kimberly-Clark Corp.	3,147	345,446
Procter & Gamble Co.	22,076	3,237,225
Reckitt Benckiser Group PLC	8,814	574,611
Unicharm Corp.	14,700	85,526
		5,586,196
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,761	99,116
EDP Renewables SA	4,408	71,393
Enlight Renewable Energy Ltd. (a)	1,910	169,138
Meridian Energy Ltd.	18,178	60,149
OPC Energy Ltd. (a)	2,340	72,849
Orsted AS (a)	6,347	142,703
RWE AG	7,913	512,670
Security Description	Shares	Value
Independent Power and Renewable Electricity Producers—(Continued)
Vistra Corp.	3,000	$475,890
		1,603,908
Industrial Conglomerates — 0.4%
3M Co.	4,945	800,645
CK Hutchison Holdings Ltd.	36,802	312,801
Hikari Tsushin, Inc.	226	49,452
Hitachi Ltd.	60,702	1,686,881
Honeywell International, Inc.	3,004	672,484
Investment AB Latour - B Shares	1,852	36,805
Jardine Matheson Holdings Ltd.	2,212	136,714
Keppel Ltd.	19,367	164,986
Lifco AB - B Shares	2,908	95,288
Siemens AG	10,197	3,276,605
Smiths Group PLC	4,177	141,929
Swire Pacific Ltd. - Class A	4,811	50,292
		7,424,882
Industrial REITs — 0.9%
AIMS APAC REIT	27,490	34,021
Americold Realty Trust, Inc. (b)	12,035	189,190
ARGAN SA	691	47,708
CapitaLand Ascendas	230,473	444,603
Centuria Industrial REIT	26,160	55,177
CRE Logistics REIT, Inc.	22	19,022
Dexus Industria REIT	13,253	22,329
Dream Industrial Real Estate Investment Trust	11,830	116,694
EastGroup Properties, Inc.	2,248	455,287
ESR Kendall Square REIT Co. Ltd.	7,020	15,064
ESR-REIT	23,755	43,036
First Industrial Realty Trust, Inc.	5,556	340,638
Frasers Logistics & Commercial Trust	120,020	89,714
GLP J-Reit	200	169,291
Goodman Group	111,518	2,417,525
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	50,338	58,130
Granite Real Estate Investment Trust	2,541	171,640
Industrial & Infrastructure Fund Investment Corp.	107	93,716
Innovative Industrial Properties, Inc.	1,185	73,446
Japan Logistics Fund, Inc.	110	64,328
LaSalle Logiport REIT	64	57,413
Lineage, Inc.	2,925	126,506
LondonMetric Property PLC	93,298	233,197
LXP Industrial Trust	2,419	130,336
Mapletree Industrial Trust	87,272	129,863
Mapletree Logistics Trust	142,449	134,580
Mitsubishi Estate Logistics REIT Investment Corp.	56	41,226
Mitsui Fudosan Logistics Park, Inc.	124	82,321
Montea NV	885	67,682
Nippon Prologis REIT, Inc.	300	160,430
Prologis, Inc.	48,114	6,518,004
Rexford Industrial Realty, Inc. (b)	9,493	318,015
Segro PLC	73,609	855,329
SOSiLA Logistics REIT, Inc.	28	19,563
STAG Industrial, Inc.	8,062	306,840
Terreno Realty Corp.	4,402	285,118
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Tritax Big Box REIT PLC	102,940	$220,499
Warehouses De Pauw CVA	8,011	202,030
		14,809,511
Insurance — 1.5%
Admiral Group PLC	3,573	168,780
Aegon Ltd.	16,735	142,290
Aflac, Inc.	4,343	509,217
Ageas SA	2,048	163,846
AIA Group Ltd.	144,245	1,323,008
Allianz SE	5,221	2,470,801
Allstate Corp.	2,440	580,574
American International Group, Inc.	5,026	374,588
Aon PLC - Class A	2,025	671,672
Arch Capital Group Ltd. (a) (b)	3,299	320,201
Arthur J Gallagher & Co.	2,435	559,003
ASR Nederland NV	2,152	162,435
Assurant, Inc.	470	126,209
Aviva PLC	41,587	358,822
AXA SA	21,523	1,078,662
Brown & Brown, Inc. (b)	2,763	177,246
Chubb Ltd. (b)	3,420	1,165,331
Cincinnati Financial Corp.	1,466	271,415
Daiichi Life Group, Inc.	47,231	517,673
Erie Indemnity Co. - Class A (b)	241	57,780
Everest Group Ltd.	375	133,961
Generali	11,168	543,825
Gjensidige Forsikring ASA	2,745	74,320
Globe Life, Inc.	736	131,508
Hannover Rueck SE	827	229,080
Harel Insurance Investments & Financial Services Ltd.	1,624	85,628
Hartford Insurance Group, Inc.	2,599	344,419
Helvetia Baloise Holding AG	1,057	272,940
Insurance Australia Group Ltd.	30,647	171,824
Japan Post Holdings Co. Ltd.	23,128	310,062
Japan Post Insurance Co. Ltd.	7,273	68,578
Legal & General Group PLC	71,896	273,030
Loews Corp.	1,600	181,136
Mapfre SA	12,681	62,764
Marsh & McLennan Cos., Inc. (b)	4,568	761,349
Medibank Pvt Ltd.	37,803	130,034
MetLife, Inc. (e)	5,124	433,542
MS&AD Insurance Group Holdings, Inc.	16,390	428,059
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,793	1,000,924
NN Group NV	3,610	316,313
Phoenix Financial Ltd.	3,123	173,045
Principal Financial Group, Inc. (b)	1,864	200,902
Progressive Corp.	5,540	1,210,213
Prudential Financial, Inc.	3,290	355,090
Prudential PLC	34,646	461,369
QBE Insurance Group Ltd.	20,614	359,785
Sampo OYJ - A Shares	32,796	344,713
Sompo Holdings, Inc.	11,220	427,994
Standard Life PLC	9,670	106,902
Suncorp Group Ltd.	14,864	198,359
Swiss Life Holding AG	381	419,156
Security Description	Shares	Value
Insurance—(Continued)
Swiss Re AG	4,101	$652,478
T&D Holdings, Inc.	6,028	178,567
Talanx AG	815	103,008
Tokio Marine Holdings, Inc.	24,556	1,087,355
Travelers Cos., Inc.	2,016	665,522
Tryg AS	4,196	95,541
Unipol Assicurazioni SpA	4,924	137,428
W.R. Berkley Corp.	2,788	196,638
Willis Towers Watson PLC (b)	895	233,926
Zurich Insurance Group AG	2,053	1,516,242
		26,277,082
Interactive Media & Services — 2.8%
Alphabet, Inc. - Class A	55,589	19,865,841
Alphabet, Inc. - Class C	44,807	15,831,657
CAR Group Ltd.	4,940	88,403
LY Corp.	35,437	94,793
Meta Platforms, Inc. - Class A	20,819	11,727,134
REA Group Ltd.	722	69,762
Scout24 SE	958	79,210
		47,756,800
IT Services — 0.3%
Accenture PLC - Class A	5,820	724,241
Akamai Technologies, Inc. (a)	1,378	162,893
Capgemini SE	2,099	211,106
Cognizant Technology Solutions Corp. - Class A	4,492	173,975
Fujitsu Ltd.	23,284	464,661
Gartner, Inc. (a)	635	82,309
GoDaddy, Inc. - Class A (a)	1,255	106,524
Indra Sistemas SA	1,030	56,612
International Business Machines Corp.	8,910	2,505,581
NEC Corp.	16,854	409,157
NEXTDC Ltd. (a)	35,359	359,199
Nomura Research Institute Ltd.	5,186	146,933
Obic Co. Ltd.	4,443	104,173
Otsuka Corp.	3,129	53,572
SUNeVision Holdings Ltd.	25,670	14,328
VeriSign, Inc.	776	195,211
		5,770,475
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	6,914	161,575
Hasbro, Inc.	1,274	105,220
Shimano, Inc.	979	104,559
		371,354
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,679	355,852
Bio-Techne Corp.	1,484	104,845
Charles River Laboratories International, Inc. (a)	457	103,643
Danaher Corp.	5,972	1,137,547
Eurofins Scientific SE	1,570	123,080
IQVIA Holdings, Inc. (a)	1,582	305,674
Lonza Group AG	964	650,572
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Mettler-Toledo International, Inc. (a)	192	$245,282
Qiagen NV	2,828	109,582
Revvity, Inc.	1,058	117,713
Sartorius Stedim Biotech	400	83,071
Thermo Fisher Scientific, Inc.	3,523	1,766,291
Waters Corp. (a)	931	349,162
West Pharmaceutical Services, Inc.	670	240,530
		5,692,844
Machinery — 1.3%
Alfa Laval AB	3,971	236,426
Alstom SA (a)	4,756	82,753
Atlas Copco AB - A Shares	34,566	701,649
Atlas Copco AB - B Shares	20,354	360,732
Caterpillar, Inc.	4,367	4,650,418
Cummins, Inc.	1,308	932,879
Daifuku Co. Ltd.	4,301	191,337
Daimler Truck Holding AG	6,305	304,066
Deere & Co. (b)	2,381	1,510,340
Dover Corp.	1,277	286,406
Ebara Corp.	6,276	246,130
Epiroc AB - A Shares	8,480	232,643
Epiroc AB - B Shares	5,219	121,141
FANUC Corp.	12,810	585,738
Fortive Corp.	2,887	176,367
GEA Group AG	2,011	137,948
IDEX Corp.	702	159,319
IHI Corp.	13,376	226,009
Illinois Tool Works, Inc.	2,482	671,307
Indutrade AB	3,750	77,576
Ingersoll Rand, Inc.	3,376	276,798
Kawasaki Heavy Industries Ltd.	10,084	183,653
Knorr-Bremse AG	885	102,760
Komatsu Ltd.	11,812	462,329
Kone OYJ - Class B	4,510	256,657
Kubota Corp.	13,286	222,431
Makita Corp.	2,978	106,617
Metso OYJ	8,818	153,296
Minebea Mitsumi, Inc.	4,543	134,812
Mitsubishi Heavy Industries Ltd.	43,993	1,001,696
Nordson Corp.	504	152,052
Otis Worldwide Corp.	3,638	260,481
PACCAR, Inc.	4,989	599,279
Parker-Hannifin Corp.	1,195	1,168,853
Pentair PLC	1,532	117,443
Rational AG	70	51,239
Sandvik AB	14,205	586,374
Schindler Holding AG	275	87,454
Schindler Holding AG (Participation Certificate)	549	181,984
SKF AB - B Shares	4,682	120,223
SMC Corp.	745	331,500
Snap-on, Inc. (b)	491	197,578
Spirax Group PLC	1,013	91,914
Stanley Black & Decker, Inc.	1,474	138,733
Techtronic Industries Co. Ltd.	18,837	314,477
Trelleborg AB - B Shares	2,644	110,122
Security Description	Shares	Value
Machinery—(Continued)
VAT Group AG	370	$323,696
Volvo AB - B Shares	21,305	724,309
Wartsila OYJ Abp	6,701	255,814
Westinghouse Air Brake Technologies Corp.	1,609	433,786
Xylem, Inc.	2,253	266,327
Yangzijiang Shipbuilding Holdings Ltd.	35,458	94,146
		21,400,017
Marine Transportation — 0.0%
AP Moller - Maersk AS - Class A	33	76,151
AP Moller - Maersk AS - Class B	45	106,777
Kawasaki Kisen Kaisha Ltd.	4,825	73,980
Kuehne & Nagel International AG	663	160,865
Mitsui OSK Lines Ltd.	4,608	147,516
Nippon Yusen KK	5,330	171,412
SITC International Holdings Co. Ltd.	18,531	74,415
		811,116
Media — 0.1%
Charter Communications, Inc. - Class A (a)	793	112,772
EchoStar Corp. - Class A (a) (b)	1,292	131,138
Fox Corp. - Class A	1,891	98,635
Fox Corp. - Class B	1,318	61,735
Informa PLC	17,461	209,546
News Corp. - Class A	3,459	85,887
News Corp. - Class B	1,142	32,044
Omnicom Group, Inc. (b)	2,702	196,787
Paramount Skydance Corp. - Class B	2,990	29,481
Publicis Groupe SA	3,141	310,450
Trade Desk, Inc. - Class A (a)	4,048	73,188
		1,341,663
Metals & Mining — 0.7%
Anglo American PLC	14,553	712,768
Antofagasta PLC	4,736	240,548
ArcelorMittal SA	5,851	351,821
BHP Group Ltd.	69,751	2,911,322
Boliden AB	3,901	220,260
Endeavour Mining PLC	2,928	144,870
Evolution Mining Ltd.	27,880	227,665
Fortescue Ltd.	22,188	295,559
Freeport-McMoRan, Inc.	13,628	857,065
Fresnillo PLC	2,528	92,127
Glencore PLC (a)	128,871	878,988
JFE Holdings, Inc.	7,899	76,085
JX Advanced Metals Corp.	7,523	208,099
Lynas Rare Earths Ltd. (a)	12,434	155,802
Mitsui Kinzoku Co. Ltd.	748	200,291
Newmont Corp.	10,121	945,301
Nippon Steel Corp. (b)	66,386	219,886
Norsk Hydro ASA	17,652	159,122
Northern Star Resources Ltd.	18,662	245,792
Nucor Corp.	2,159	480,917
PLS Group Ltd. (a)	43,122	150,960
Rio Tinto Ltd.	5,103	607,638
Rio Tinto PLC	14,642	1,384,879
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
South32 Ltd.	61,585	$165,614
Steel Dynamics, Inc. (b)	1,285	294,856
Sumitomo Metal Mining Co. Ltd.	3,293	153,890
		12,382,125
Multi-Utilities — 0.4%
Ameren Corp.	2,624	296,617
CenterPoint Energy, Inc. (b)	6,202	273,136
Centrica PLC	63,407	143,702
CMS Energy Corp. (b)	2,929	224,068
Consolidated Edison, Inc.	3,494	386,541
Dominion Energy, Inc.	8,337	569,334
DTE Energy Co.	1,957	298,188
E.ON SE	30,818	635,840
Engie SA	24,429	770,283
National Grid PLC	68,269	1,130,317
NiSource, Inc.	4,545	216,115
Public Service Enterprise Group, Inc.	4,724	383,400
Sembcorp Industries Ltd.	12,268	60,423
Sempra	6,197	574,524
Veolia Environnement SA	8,145	339,242
WEC Energy Group, Inc. (b)	3,088	360,586
		6,662,316
Office REITs — 0.2%
Abacus Group	14,966	10,011
Allied Properties Real Estate Investment Trust	7,691	53,415
BXP, Inc.	8,080	535,785
Centuria Office REIT	20,553	12,670
Champion REIT	74,856	19,694
Colonial SFL Socimi SA (a) (b)	15,892	103,176
COPT Defense Properties	4,775	173,762
Cousins Properties, Inc.	6,872	206,023
Cromwell Property Group	67,025	20,217
Daiwa Office Investment Corp.	22	44,332
Derwent London PLC	4,701	121,094
Dexus	44,504	166,771
Douglas Emmett, Inc. (b)	6,816	80,429
Easterly Government Properties, Inc.	1,835	45,747
Empire State Realty Trust, Inc. - Class A	5,912	31,984
Gecina SA	2,752	231,527
Global One Real Estate Investment Corp.	44	29,533
Great Portland Estates PLC	16,200	71,426
Helical PLC	4,277	10,924
Highwoods Properties, Inc. (b)	4,594	138,555
Ichigo Office REIT Investment Corp.	38	21,799
Japan Excellent, Inc.	46	38,823
Japan Prime Realty Investment Corp.	154	88,617
Japan Real Estate Investment Corp.	285	203,532
JBG SMITH Properties	2,478	36,352
JR Global REIT (a) (c) (d)	7,848	5,987
Keppel REIT	151,232	100,687
Kilroy Realty Corp.	4,861	182,142
Mori Hills REIT Investment Corp.	58	45,955
Nippon Building Fund, Inc. (b)	441	341,131
NIPPON REIT Investment Corp.	70	36,087
Security Description	Shares	Value
Office REITs—(Continued)
NSI NV	646	$12,758
One REIT, Inc.	34	15,702
Orix JREIT, Inc.	216	129,809
Piedmont Realty Trust, Inc. - Class A (a)	5,217	47,736
Precinct Properties Group	72,116	42,633
Prosperity REIT	55,630	10,210
Regional REIT Ltd.	5,161	6,352
Sankei Real Estate, Inc.	14	9,810
Shinhan Alpha REIT Co. Ltd.	4,765	15,798
SL Green Realty Corp. (b)	2,996	155,103
Tokyu REIT, Inc.	34	38,731
Vornado Realty Trust	7,379	289,995
Workspace Group PLC	5,693	26,168
		4,008,992
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA	4,337	131,929
APA Corp.	3,351	109,142
Bollore SE (b)	8,485	39,346
BP PLC	215,523	1,326,419
Chevron Corp.	17,748	2,941,909
ConocoPhillips	11,550	1,200,738
Devon Energy Corp.	10,930	451,628
Diamondback Energy, Inc.	1,840	323,435
ENEOS Holdings, Inc.	35,297	259,838
Eni SpA	24,938	583,316
EOG Resources, Inc.	5,049	655,007
EQT Corp.	5,930	315,298
Equinor ASA	9,651	303,264
Expand Energy Corp.	2,268	206,819
Exxon Mobil Corp.	39,295	5,372,412
Galp Energia SGPS SA	5,591	119,034
Idemitsu Kosan Co. Ltd.	10,614	77,959
Inpex Corp. (b)	12,098	243,771
Kinder Morgan, Inc.	18,561	593,395
Marathon Petroleum Corp.	2,768	707,695
Neste OYJ	5,807	188,770
Occidental Petroleum Corp.	6,883	334,307
OMV AG	2,021	126,788
ONEOK, Inc.	5,973	519,293
Phillips 66 Co.	3,801	642,559
Repsol SA	15,173	377,730
Santos Ltd.	44,581	221,334
Shell PLC	77,087	2,985,911
Targa Resources Corp.	2,035	545,665
Texas Pacific Land Corp.	549	240,264
TotalEnergies SE	27,035	2,100,100
Valero Energy Corp.	2,815	733,139
Var Energi ASA	12,850	53,076
Williams Cos., Inc. (b)	11,594	861,898
Woodside Energy Group Ltd.	26,096	505,226
		26,398,414
Paper & Forest Products — 0.0%
Stora Enso OYJ - R Shares	7,574	80,818
Svenska Cellulosa AB SCA - Class B	8,145	83,293
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Paper & Forest Products—(Continued)
UPM-Kymmene OYJ	7,244	$192,160
		356,271
Passenger Airlines — 0.1%
ANA Holdings, Inc.	2,178	39,892
Delta Air Lines, Inc.	6,195	580,224
Deutsche Lufthansa AG	8,231	94,178
International Consolidated Airlines Group SA - Class DI	15,825	100,404
Qantas Airways Ltd.	10,177	75,361
Ryanair Holdings PLC	5,731	179,424
Singapore Airlines Ltd.	20,582	122,704
Southwest Airlines Co.	4,634	238,280
United Airlines Holdings, Inc. (a)	3,077	418,441
		1,848,908
Personal Care Products — 0.2%
Beiersdorf AG	1,248	107,429
Estee Lauder Cos., Inc. - Class A	2,344	185,059
Kao Corp. (b)	12,452	246,850
Kenvue, Inc.	18,202	347,840
L'Oreal SA	3,297	1,446,489
Shiseido Co. Ltd.	5,490	88,780
Unilever PLC	29,992	1,800,208
		4,222,655
Pharmaceuticals — 2.6%
Astellas Pharma, Inc.	23,598	317,247
AstraZeneca PLC	20,757	3,883,187
Bayer AG	13,485	745,506
Bristol-Myers Squibb Co.	19,359	1,115,466
Chugai Pharmaceutical Co. Ltd.	9,219	426,832
Daiichi Sankyo Co. Ltd.	23,403	375,569
Eisai Co. Ltd.	3,502	88,503
Eli Lilly & Co.	7,499	8,994,526
Financiere de Tubize SA	274	72,348
Galderma Group AG	2,530	575,329
GSK PLC	55,686	1,461,142
Haleon PLC	122,270	564,192
Ipsen SA	460	88,740
Johnson & Johnson	22,821	5,795,849
Kyowa Kirin Co. Ltd. (b)	3,246	51,849
Merck & Co., Inc.	23,414	3,008,699
Merck KGaA	1,774	297,717
Novartis AG	25,138	3,936,291
Novo Nordisk AS - Class B	44,208	2,120,869
Orion OYJ - Class B	1,504	123,740
Otsuka Holdings Co. Ltd.	5,776	382,582
Pfizer, Inc.	54,032	1,301,091
Recordati Industria Chimica e Farmaceutica SpA	1,435	84,124
Roche Holding AG	9,643	3,969,276
Roche Holding AG (Bearer Shares)	402	168,820
Sandoz Group AG	5,737	518,438
Sanofi SA	14,975	1,279,652
Shionogi & Co. Ltd.	10,380	177,601
Takeda Pharmaceutical Co. Ltd.	21,842	689,581
Teva Pharmaceutical Industries Ltd. (ADR) (a)	15,983	541,504
Security Description	Shares	Value
Pharmaceuticals—(Continued)
UCB SA	1,668	$499,453
Viatris, Inc.	11,040	175,315
Zoetis, Inc.	3,974	285,572
		44,116,610
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,790	848,771
Broadridge Financial Solutions, Inc.	1,096	150,097
Bureau Veritas SA	4,361	133,591
Computershare Ltd.	7,145	189,662
Equifax, Inc.	1,129	179,195
Experian PLC	12,367	415,873
Intertek Group PLC	2,112	162,733
Jacobs Solutions, Inc.	1,119	140,994
Leidos Holdings, Inc.	1,192	122,740
Paychex, Inc.	3,057	300,595
Recruit Holdings Co. Ltd.	18,191	1,266,266
RELX PLC	24,513	772,110
SGS SA	2,272	263,307
Verisk Analytics, Inc.	1,242	222,976
Wolters Kluwer NV	3,111	201,067
		5,369,977
Real Estate Management & Development — 0.8%
Allreal Holding AG	620	162,628
Altra Fastigheter AB	6,615	47,158
Amot Investments Ltd.	10,323	64,338
Aroundtown SA (a)	35,931	95,354
Atrium Ljungberg AB - B Shares	9,917	26,907
Azrieli Group Ltd.	2,339	318,314
CA Immobilien Anlagen AG	1,093	28,484
CapitaLand Investment Ltd.	128,940	248,937
Castellum AB	13,690	179,785
Catena AB	1,953	83,864
CBRE Group, Inc. - Class A (a)	2,776	373,899
Cibus Real Estate AB publ	3,204	48,781
City Developments Ltd.	18,506	111,530
CK Asset Holdings Ltd.	24,020	135,956
Corem Property Group AB - Class B	27,191	6,586
CoStar Group, Inc. (a)	3,871	109,627
Daito Trust Construction Co. Ltd.	3,902	74,426
Daiwa House Industry Co. Ltd.	7,696	208,344
Deutsche EuroShop AG	518	10,394
Deutsche Wohnen SE	2,202	47,108
Dios Fastigheter AB	4,096	27,107
Entra ASA	1,701	18,149
Fabege AB	7,721	59,178
Fastighets AB Balder - B Shares (a)	38,903	207,563
FastPartner AB - Class A	1,876	7,364
Grand City Properties SA	1,377	14,210
Heba Fastighets AB - Class B	2,747	6,843
Heiwa Real Estate Co. Ltd.	1,655	24,507
Henderson Land Development Co. Ltd.	74,645	236,877
Hiag Immobilien Holding AG	192	32,212
Hongkong Land Holdings Ltd.	54,039	386,681
Hufvudstaden AB - A Shares	3,830	47,249
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Hulic Co. Ltd. (b)	26,342	$274,766
Hysan Development Co. Ltd.	24,949	52,694
Intea Fastigheter AB	6,633	50,428
Intershop Holding AG	212	45,272
Investis Holding SA	113	21,398
Land Development Nimrodi Group Ltd.	865	10,116
LEG Immobilien SE	3,191	201,482
Lifestyle Communities Ltd. (a)	3,947	14,416
Logistea AB - Class B	12,096	16,624
Lumo Kodit OYJ	6,838	58,032
Melisron Ltd.	990	139,079
Mitsubishi Estate Co. Ltd.	60,287	1,534,422
Mitsui Fudosan Co. Ltd.	142,323	1,311,209
Mobimo Holding AG	314	134,991
Neobo Fastigheter AB (a)	3,541	6,048
New World Development Co. Ltd. (a)	57,716	46,789
Nomura Real Estate Holdings, Inc.	21,695	124,589
NP3 Fastigheter AB	1,334	36,681
Pandox AB	4,463	79,666
Peach Property Group AG (a)	1,680	8,918
Platzer Fastigheter Holding AB - Class B	2,659	18,791
PPI Public Property Invest AB - Class A	8,652	16,544
PSP Swiss Property AG	1,925	343,216
Sagax AB - Class B	12,055	191,803
Samhallsbyggnadsbolaget i Norden AB (a)	40,089	14,596
Sino Land Co. Ltd.	212,362	279,413
Stendorren Fastigheter AB (a)	703	12,693
StorageVault Canada, Inc.	9,424	30,965
Sumitomo Realty & Development Co. Ltd.	35,502	816,788
Sun Hung Kai Properties Ltd.	71,511	1,030,574
Sveafastigheter AB (a)	2,208	6,810
Swedish Logistic Property AB - Class B (a)	8,183	31,672
Swire Properties Ltd.	40,679	106,928
Swiss Prime Site AG	4,489	732,609
TAG Immobilien AG	7,978	128,649
Tokyo Tatemono Co. Ltd.	7,893	159,801
Tosei Corp.	2,400	24,996
UOL Group Ltd.	19,265	142,258
VGP NV	565	54,422
Vonovia SE	40,715	1,004,611
Wallenstam AB - Class B	13,885	56,380
Wharf Real Estate Investment Co. Ltd.	86,044	235,720
Wihlborgs Fastigheter AB	11,300	87,668
		13,145,887
Residential REITs — 0.6%
Advance Residence Investment Corp.	118	109,332
Altarea SCA	317	35,402
American Homes 4 Rent - Class A	14,129	473,604
AvalonBay Communities, Inc.	7,168	1,352,530
Boardwalk Real Estate Investment Trust	1,674	76,426
Camden Property Trust	5,104	584,357
Canadian Apartment Properties REIT	6,457	158,801
Centerspace	704	39,558
Centurion Accommodation REIT	37,900	31,138
Comforia Residential REIT, Inc.	82	52,040
Security Description	Shares	Value
Residential REITs—(Continued)
Daiwa Securities Living Investments Corp.	80	$49,022
Equity LifeStyle Properties, Inc.	8,129	523,914
Equity Residential	18,945	1,286,934
Essex Property Trust, Inc.	3,304	963,413
Grainger PLC	30,790	69,374
Home Invest Belgium SA	406	8,881
Independence Realty Trust, Inc.	9,871	164,747
Ingenia Communities Group	17,093	52,531
InterRent Real Estate Investment Trust	5,551	50,725
Invitation Homes, Inc.	30,148	910,771
Irish Residential Properties REIT PLC	22,050	29,385
Killam Apartment Real Estate Investment Trust (b)	5,082	66,470
Living REIT PLC	16,470	16,649
Mid-America Apartment Communities, Inc.	5,976	830,305
Mitsui Fudosan Accommodations Fund, Inc.	97	72,701
Residential Secure Income PLC	7,790	5,748
Samty Residential Investment Corp.	15	8,898
Starts Proceed Investment Corp.	10	11,634
Sun Communities, Inc.	5,142	616,577
UDR, Inc.	16,468	657,403
UMH Properties, Inc.	3,386	51,264
UNITE Group PLC	19,012	128,321
Xior Student Housing NV	1,632	49,074
		9,537,929
Retail REITs — 1.0%
Acadia Realty Trust	5,613	117,368
AEON REIT Investment Corp.	71	53,768
Agree Realty Corp. (b)	4,982	377,337
Ascencio	245	14,560
Brixmor Property Group, Inc.	12,842	404,908
BWP Property Group Ltd.	25,147	66,136
Carmila SA	2,568	48,872
Charter Hall Retail REIT	23,838	64,891
Choice Properties Real Estate Investment Trust	11,134	128,278
Crombie Real Estate Investment Trust	4,621	56,628
Curbline Properties Corp.	4,071	123,758
Eurocommercial Properties NV	1,802	56,232
Federal Realty Investment Trust (b)	4,353	537,334
First Capital Real Estate Investment Trust	8,936	145,799
Fortune Real Estate Investment Trust	64,860	36,457
Frasers Centrepoint Trust	53,070	92,893
Frontier Real Estate Investment Corp.	102	50,506
Fukuoka REIT Corp.	30	31,861
Getty Realty Corp.	2,396	79,931
Hamborner REIT AG	3,017	15,270
Hammerson PLC	21,587	105,997
HomeCo Daily Needs REIT	75,161	66,473
Immobiliare Grande Distribuzione SIIQ SpA	2,289	11,026
InvenTrust Properties Corp.	3,261	115,439
Japan Metropolitan Fund Invest	283	195,529
Kimco Realty Corp.	34,250	868,238
Kite Realty Group Trust	8,507	241,429
Kiwi Property Group Ltd.	59,775	32,287
Klepierre SA	12,327	515,368
Lendlease Global Commercial REIT	112,064	49,456
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
Link REIT	145,624	$679,350
LOTTE REIT Co. Ltd.	6,298	14,004
Macerich Co. (b)	11,753	296,058
Mercialys SA	3,923	52,559
NETSTREIT Corp. (b)	4,076	86,126
NewRiver REIT PLC	17,124	17,767
NNN REIT, Inc. (b)	7,967	370,705
Phillips Edison & Co., Inc.	5,291	220,211
Primaris Real Estate Investment Trust	4,944	77,633
Realty Income Corp.	48,174	2,984,861
Regency Centers Corp.	9,245	737,196
Region RE Ltd.	47,994	77,195
Retail Estates NV (a)	463	36,351
RioCan Real Estate Investment Trust	12,223	195,551
Scentre Group	291,597	781,017
Simon Property Group, Inc.	16,542	3,699,618
SmartCentres Real Estate Investment Trust (b)	5,434	116,132
Starhill Global REIT	60,380	25,468
Supermarket Income REIT PLC	52,223	60,922
Tanger, Inc. (b)	4,718	186,220
Unibail-Rodamco-Westfield (a)	6,628	775,252
Urban Edge Properties	5,319	121,699
Vastned NV	313	10,573
Vicinity Ltd.	219,253	390,472
Waypoint REIT Ltd.	27,512	46,185
Wereldhave NV	1,513	34,415
		16,797,569
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc. (a)	15,458	8,979,707
Advantest Corp.	10,048	2,042,514
Analog Devices, Inc.	4,628	1,838,103
Applied Materials, Inc.	7,524	5,439,852
ASM International NV	643	736,045
ASML Holding NV	5,328	10,566,712
BE Semiconductor Industries NV	974	319,826
Broadcom, Inc.	44,811	16,927,355
Disco Corp.	1,191	605,307
First Solar, Inc. (a) (b)	1,019	240,443
Infineon Technologies AG	17,926	1,673,509
Intel Corp. (a)	44,789	6,253,888
Kioxia Holdings Corp. (a)	4,310	2,446,968
KLA Corp. (b)	12,384	3,736,377
Lam Research Corp.	11,856	5,137,560
Lasertec Corp. (b)	1,067	331,988
Marvell Technology, Inc.	8,300	2,472,487
Microchip Technology, Inc.	5,130	467,856
Micron Technology, Inc.	10,691	12,340,514
Monolithic Power Systems, Inc. (b)	466	644,180
Nova Ltd. (a)	418	222,205
NVIDIA Corp.	229,616	45,943,865
NXP Semiconductors NV	2,393	672,505
ON Semiconductor Corp. (a)	3,715	351,216
Qnity Electronics, Inc.	1,985	324,170
QUALCOMM, Inc.	9,992	1,846,422
Renesas Electronics Corp.	23,751	717,469
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
SCREEN Holdings Co. Ltd.	2,094	$234,079
Skyworks Solutions, Inc. (b)	1,426	96,683
STMicroelectronics NV	8,674	647,691
Teradyne, Inc.	1,484	718,019
Texas Instruments, Inc.	8,628	2,571,748
Tokyo Electron Ltd.	6,150	2,974,100
Tower Semiconductor Ltd. (a)	1,534	394,914
		140,916,277
Software — 2.9%
Adobe, Inc. (a)	3,832	785,637
AppLovin Corp. - Class A (a)	2,551	1,314,352
Autodesk, Inc. (a)	2,002	389,229
Cadence Design Systems, Inc. (a)	2,615	981,462
Check Point Software Technologies Ltd. (a)	1,073	141,024
Crowdstrike Holdings, Inc. - Class A (a)	2,413	1,841,457
CyberArk Software Ltd. (a)	744	33,480
Dassault Systemes SE	9,209	187,565
Datadog, Inc. - Class A (a) (b)	3,136	816,489
Fair Isaac Corp. (a) (b)	220	262,852
Fortinet, Inc. (a)	5,904	906,972
Gen Digital, Inc.	5,225	130,050
Intuit, Inc.	2,622	684,342
Microsoft Corp.	70,423	26,269,187
Nebius Group NV (a) (b)	2,772	765,543
Nemetschek SE	792	47,902
Octave Intelligence PLC (SDR) (a)	3,184	51,357
Oracle Corp.	16,087	2,357,550
Palantir Technologies, Inc. - Class A (a)	21,767	2,539,556
Palo Alto Networks, Inc. (a)	7,688	2,621,762
PTC, Inc. (a)	1,095	124,403
Roper Technologies, Inc.	957	323,839
Sage Group PLC	12,677	137,289
Salesforce, Inc.	7,755	1,214,898
SAP SE	14,333	2,194,994
ServiceNow, Inc. (a)	9,777	970,660
Synopsys, Inc. (a)	1,816	810,063
Trimble, Inc. (a)	2,210	113,108
Tyler Technologies, Inc. (a)	400	116,984
WiseTech Global Ltd.	2,652	61,409
Workday, Inc. - Class A (a)	1,931	236,393
Xero Ltd. (a)	2,224	111,790
		49,543,598
Specialized REITs — 1.1%
Abacus Storage King	16,736	15,623
American Tower Corp.	4,417	722,489
Arena REIT	16,632	35,829
Big Yellow Group PLC	7,840	93,897
Charter Hall Social Infrastructure REIT	13,943	25,883
Crown Castle, Inc.	4,138	313,371
CubeSmart	9,531	379,048
DigiCo Infrastructure REIT	17,991	30,608
Digital Core REIT Management Pte. Ltd.	36,790	18,607
Digital Realty Trust, Inc.	17,864	3,208,017
EPR Properties (b)	3,152	182,847
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialized REITs—(Continued)
Equinix, Inc.	5,086	$5,301,596
Extra Space Storage, Inc.	10,836	1,574,471
Four Corners Property Trust, Inc.	4,576	112,341
Gaming & Leisure Properties, Inc.	11,465	510,536
Iron Mountain, Inc.	15,277	1,929,638
Keppel DC REIT	81,577	141,514
Millrose Properties, Inc.	6,448	193,762
National Storage Affiliates Trust	3,001	133,454
Public Storage (b)	8,158	2,596,773
Safehold, Inc.	2,338	36,707
Safestore Holdings PLC	9,064	73,757
SBA Communications Corp.	1,006	177,519
Shurgard Self Storage Ltd.	1,306	38,221
Smartstop Self Storage REIT, Inc.	2,321	75,432
VICI Properties, Inc.	56,275	1,494,101
Weyerhaeuser Co.	6,836	163,654
		19,579,695
Specialty Retail — 0.7%
AutoZone, Inc. (a)	156	498,567
Avolta AG	1,166	78,128
Best Buy Co., Inc.	1,882	142,806
Carvana Co. (a)	6,791	446,984
Fast Retailing Co. Ltd.	2,620	1,339,939
H & M Hennes & Mauritz AB - B Shares (b)	5,806	99,889
Home Depot, Inc.	9,443	3,330,357
Industria de Diseno Textil SA	14,973	943,662
Kingfisher PLC	23,198	87,251
Lowe's Cos., Inc.	5,310	1,170,802
Nitori Holdings Co. Ltd.	5,301	78,789
O'Reilly Automotive, Inc. (a)	7,856	723,459
Ross Stores, Inc.	3,054	650,044
Sanrio Co. Ltd.	13,147	88,859
TJX Cos., Inc.	10,483	1,588,174
Tractor Supply Co.	4,972	157,165
Ulta Beauty, Inc. (a)	413	186,255
Williams-Sonoma, Inc.	1,116	260,139
Zalando SE (a)	2,901	84,050
		11,955,319
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	139,240	40,290,486
Canon, Inc. (b)	10,984	280,685
Dell Technologies, Inc. - Class C	2,742	1,183,063
FUJIFILM Holdings Corp.	15,367	330,520
Hewlett Packard Enterprise Co.	12,579	567,439
HP, Inc. (b)	8,670	190,220
Logitech International SA	1,986	186,258
NetApp, Inc. (b)	1,871	289,556
Sandisk Corp. (a)	1,404	3,192,317
Seagate Technology Holdings PLC (b)	2,126	2,051,590
Super Micro Computer, Inc. (a)	4,789	140,461
Western Digital Corp.	3,268	2,087,337
		50,789,932
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	2,223	$455,783
Asics Corp.	9,325	253,591
Cie Financiere Richemont SA - Class A	7,379	1,712,263
Deckers Outdoor Corp. (a)	1,346	133,644
Hermes International SCA	355	649,595
Kering SA	979	278,371
Lululemon Athletica, Inc. (a)	993	113,381
LVMH Moet Hennessy Louis Vuitton SE	3,415	1,891,120
Moncler SpA	3,017	175,050
NIKE, Inc. - Class B	11,372	466,821
Pandora AS	1,029	118,672
Ralph Lauren Corp.	366	146,916
Swatch Group AG (Bearer Shares)	387	94,672
Tapestry, Inc.	1,915	280,318
		6,770,197
Tobacco — 0.4%
Altria Group, Inc.	15,831	1,139,041
British American Tobacco PLC	27,565	1,700,157
Imperial Brands PLC	10,161	375,693
Japan Tobacco, Inc. (b)	15,099	554,851
Philip Morris International, Inc.	14,776	2,673,126
		6,442,868
Trading Companies & Distributors — 0.4%
AddTech AB - B Shares	3,568	125,766
AerCap Holdings NV	2,211	322,320
Beijer Ref AB - Class B	5,613	82,245
Brenntag SE	1,585	96,315
Bunzl PLC	4,450	155,263
Fastenal Co.	10,884	522,759
ITOCHU Corp.	76,144	875,549
Marubeni Corp.	19,376	564,225
Mitsubishi Corp.	41,478	1,115,721
Mitsui & Co. Ltd.	32,441	903,523
Rexel SA	3,048	133,194
SGH Ltd.	2,793	90,622
Sumitomo Corp.	55,756	535,672
Sunbelt Rentals Holdings, Inc.	5,635	411,259
Toyota Tsusho Corp.	8,748	326,370
United Rentals, Inc.	594	672,937
WW Grainger, Inc.	412	560,485
		7,494,225
Transportation Infrastructure — 0.1%
Aena SME SA	10,295	313,821
Aeroports de Paris SA	441	57,479
Auckland International Airport Ltd.	23,335	110,756
Getlink SE	3,397	72,241
Transurban Group	42,830	427,545
		981,842
Water Utilities — 0.0%
American Water Works Co., Inc.	1,851	243,554
Severn Trent PLC	3,719	145,350
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Water Utilities—(Continued)
United Utilities Group PLC	10,121	$175,607
		564,511
Wireless Telecommunication Services — 0.3%
Airtel Africa PLC	10,517	45,723
KDDI Corp.	40,240	678,805
Millicom International Cellular SA	1,275	115,719
SoftBank Corp.	394,991	505,557
SoftBank Group Corp.	50,963	1,912,011
Tele2 AB - B Shares	7,526	130,913
T-Mobile U.S., Inc.	4,412	740,025
Vodafone Group PLC	253,313	334,704
		4,463,457
Total Common Stocks (Cost $561,845,079)		992,548,022

U.S. Treasury & Government Agencies—30.9%
Federal Agencies — 1.9%
Federal Home Loan Banks
4.125%, 01/15/27	1,565,000	1,565,571
4.625%, 11/17/26	5,685,000	5,698,522
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32	2,554,000	2,818,429
6.750%, 03/15/31	2,509,000	2,778,514
Federal National Mortgage Association
6.625%, 11/15/30	10,946,000	11,992,352
7.250%, 05/15/30	7,228,000	7,999,915
		32,853,303
U.S. Treasury — 29.0%
U.S. Treasury Bonds
1.125%, 05/15/40	9,419,000	5,959,357
1.125%, 08/15/40	3,552,000	2,224,717
1.250%, 05/15/50	1,371,200	652,498
1.375%, 11/15/40	3,551,000	2,295,527
2.250%, 08/15/46	8,113,700	5,291,971
2.250%, 08/15/49	3,018,100	1,877,235
2.250%, 02/15/52	10,134,700	6,101,802
2.375%, 11/15/49	3,241,800	2,064,748
2.500%, 02/15/45	3,923,400	2,751,591
2.750%, 08/15/47	2,487,400	1,758,475
2.875%, 05/15/43	3,596,200	2,760,084
2.875%, 08/15/45	6,735,300	4,997,803
2.875%, 05/15/49	2,619,500	1,860,357
2.875%, 05/15/52	6,427,100	4,445,997
3.000%, 05/15/45	1,975,000	1,501,694
3.000%, 02/15/47	2,293,600	1,706,761
3.000%, 05/15/47	2,558,200	1,898,864
3.000%, 02/15/48	1,892,700	1,393,426
3.000%, 08/15/48	6,630,600	4,857,692
3.000%, 02/15/49	1,948,700	1,420,724
3.125%, 02/15/43	5,073,900	4,056,543
3.625%, 08/15/43	5,467,900	4,657,754
3.625%, 02/15/53	1,898,200	1,517,967
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 05/15/53	7,244,800	$5,789,897
3.750%, 08/15/41	2,588,700	2,300,909
4.000%, 11/15/52 (b)	2,014,500	1,723,657
4.250%, 08/15/54	3,462,400	3,091,274
4.375%, 05/15/41	873,000	836,511
4.500%, 02/15/36 (b)	6,219,900	6,294,976
4.500%, 08/15/39	3,327,600	3,281,846
4.500%, 11/15/54	1,031,300	960,036
4.625%, 02/15/55	2,319,300	2,203,969
4.625%, 11/15/55 (b)	570,000	542,302
4.750%, 02/15/37 (b)	2,305,700	2,370,097
4.750%, 11/15/53	3,149,500	3,046,895
4.750%, 05/15/55	6,944,000	6,735,951
4.750%, 08/15/55 (b)	3,334,000	3,234,892
4.750%, 02/15/56 (b)	2,503,000	2,431,430
5.000%, 05/15/56	1,700,000	1,718,063
5.250%, 11/15/28 (f)	12,075,700	12,373,347
5.250%, 02/15/29 (b)	4,385,300	4,514,461
5.500%, 08/15/28 (b)	4,001,800	4,110,443
6.125%, 11/15/27 (f)	13,259,200	13,607,772
6.250%, 05/15/30 (b)	2,878,800	3,089,087
6.375%, 08/15/27 (b)	1,831,000	1,876,274
U.S. Treasury Notes
0.625%, 05/15/30	9,074,000	7,928,053
0.625%, 08/15/30	2,950,500	2,555,179
0.750%, 01/31/28	7,165,900	6,793,329
1.000%, 07/31/28	5,413,200	5,074,875
1.250%, 06/30/28 (g)	13,853,000	13,086,756
1.375%, 11/15/31	9,484,600	8,190,841
1.500%, 02/15/30	4,515,500	4,113,691
1.875%, 02/28/27	9,607,700	9,474,374
1.875%, 02/15/32 (f) (h)	14,127,500	12,462,552
2.250%, 11/15/27	19,010,500	18,528,554
2.375%, 05/15/29	13,154,000	12,524,561
2.625%, 02/15/29	6,069,100	5,838,190
2.750%, 08/15/32	7,848,700	7,208,234
2.875%, 05/15/28	2,762,800	2,699,018
2.875%, 05/15/32 (g)	16,169,900	15,012,110
3.125%, 11/15/28	4,377,400	4,275,147
3.375%, 09/15/28 (b)	3,882,000	3,817,401
3.375%, 05/15/33 (b)	8,062,700	7,615,157
3.500%, 04/30/28	2,837,900	2,804,533
3.500%, 02/15/29 (b)	1,601,000	1,574,483
3.500%, 03/15/29 (b)	7,305,000	7,182,013
3.500%, 09/30/29	2,654,500	2,600,580
3.500%, 02/15/33	6,097,900	5,818,016
3.625%, 03/31/28 (b)	2,769,200	2,743,888
3.625%, 05/31/28	1,413,400	1,399,487
3.625%, 08/31/29	3,972,900	3,909,272
3.750%, 12/31/28	5,386,100	5,332,660
3.750%, 12/31/30	6,400,300	6,281,044
3.875%, 12/31/27	5,689,200	5,665,199
3.875%, 04/15/29 (b)	8,168,000	8,106,102
3.875%, 05/15/29 (b)	5,818,000	5,773,001
3.875%, 09/30/32	11,397,000	11,144,574
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.875%, 08/15/33	6,278,300	$6,105,156
3.875%, 08/15/34	7,095,700	6,853,726
4.000%, 02/29/28	5,184,800	5,171,028
4.000%, 06/30/28 (b)	3,297,100	3,286,925
4.000%, 01/31/29	3,185,500	3,171,812
4.000%, 07/31/32	6,525,500	6,431,186
4.000%, 01/31/33	7,169,000	7,046,623
4.000%, 02/15/34	8,198,600	8,009,648
4.125%, 03/31/29	3,453,300	3,449,253
4.125%, 11/15/32 (b)	6,941,500	6,879,135
4.125%, 04/30/33	3,054,000	3,020,597
4.250%, 02/28/29	5,982,100	5,994,485
4.250%, 06/30/29	7,470,400	7,487,325
4.250%, 03/31/33 (b)	6,115,000	6,095,891
4.250%, 11/15/34	1,518,800	1,503,968
4.250%, 05/15/35	5,767,200	5,699,165
4.375%, 08/31/28	9,731,800	9,772,856
4.375%, 11/30/28	3,178,900	3,193,553
4.375%, 05/15/34	3,233,200	3,234,210
4.500%, 05/31/29	3,715,100	3,748,768
4.500%, 11/15/33	6,607,100	6,673,429
4.625%, 09/30/28 (b)	3,891,900	3,929,603
4.625%, 04/30/29	2,504,200	2,534,133
4.625%, 02/15/35 (b)	3,176,500	3,226,877
		494,239,902
Total U.S. Treasury & Government Agencies (Cost $558,199,765)		527,093,205

Foreign Government—8.4%
Sovereign — 8.4%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,867,000	1,207,240
2.750%, 05/21/41 (Reg-S) (AUD)	224,000	119,044
3.000%, 11/21/33 (Reg-S) (AUD)	884,000	551,856
3.750%, 04/21/37 (Reg-S) (AUD)	1,257,000	794,935
4.750%, 06/21/54 (Reg-S) (AUD)	260,000	166,451
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (Reg-S) (EUR)	1,839,647	1,870,246
Zero Coupon, 08/15/50 (Reg-S) (EUR)	1,204,444	611,823
2.200%, 02/15/34 (Reg-S) (EUR)	1,953,131	2,147,570
2.500%, 08/15/54 (Reg-S) (EUR)	549,451	525,016
3.250%, 07/04/42 (Reg-S) (EUR)	353,597	404,695
4.250%, 07/04/39 (Reg-S) (EUR)	1,677,500	2,154,548
5.500%, 01/04/31 (Reg-S) (EUR)	2,536,600	3,254,870
Bundesschatzanweisungen
2.200%, 03/11/27 (Reg-S) (EUR)	6,185,000	7,054,613
Canada Government Bonds
1.250%, 03/01/27 (CAD)	3,601,000	2,519,596
2.750%, 06/01/33 (CAD)	3,135,000	2,152,755
3.500%, 12/01/45 (CAD)	1,363,000	941,083
5.750%, 06/01/29 (CAD)	1,511,000	1,151,173
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	2,246,769	323,207
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Denmark Government Bonds
4.500%, 11/15/39 (DKK)	2,059,107	$370,418
Finland Government Bonds
0.125%, 09/15/31 (Reg-S) (EUR)	852,000	848,572
1.375%, 04/15/27 (Reg-S) (EUR)	1,294,000	1,465,742
1.375%, 04/15/47 (Reg-S) (EUR)	330,000	250,079
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (Reg-S) (EUR)	309,077	294,787
0.250%, 11/25/26 (Reg-S) (EUR)	7,907,000	8,956,384
1.250%, 05/25/36 (Reg-S) (EUR)	2,455,382	2,262,791
1.500%, 05/25/50 (Reg-S) (EUR)	1,714,779	1,144,556
2.500%, 05/25/30 (Reg-S) (EUR)	4,343,067	4,899,380
3.000%, 05/25/33 (Reg-S) (EUR)	3,353,071	3,774,133
3.250%, 05/25/45 (Reg-S) (EUR)	1,666,647	1,683,585
4.000%, 04/25/60 (Reg-S) (EUR)	292,000	306,416
Ireland Government Bonds
0.200%, 10/18/30 (Reg-S) (EUR)	539,399	556,250
1.300%, 05/15/33 (Reg-S) (EUR)	355,000	368,229
2.000%, 02/18/45 (Reg-S) (EUR)	193,922	178,416
Italy Buoni Poliennali Del Tesoro
0.850%, 01/15/27 (Reg-S) (EUR)	4,133,000	4,683,023
1.650%, 03/01/32 (Reg-S) (EUR)	9,076,000	9,616,175
1.800%, 03/01/41 (Reg-S) (EUR)	529,000	460,377
3.250%, 09/01/46 (Reg-S) (EUR)	196,000	195,826
3.800%, 08/01/28 (Reg-S) (EUR)	773,000	902,807
3.800%, 07/01/36 (Reg-S) (EUR)	172,000	199,807
3.850%, 09/01/49 (Reg-S) (EUR)	1,487,000	1,603,081
5.000%, 08/01/39 (Reg-S) (EUR)	482,000	617,064
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	264,950,000	1,028,188
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	610,000,000	3,430,136
1.200%, 12/20/34 (JPY)	222,600,000	1,235,536
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	1,507,486
0.500%, 09/20/46 (JPY)	196,300,000	669,276
0.700%, 06/20/51 (JPY)	105,450,000	321,600
0.700%, 12/20/51 (JPY)	228,000,000	683,264
1.900%, 09/20/42 (JPY)	354,800,000	1,783,896
2.300%, 03/20/40 (JPY)	34,600,000	192,745
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	789,050,000	3,898,444
1.500%, 03/20/33 (JPY)	274,550,000	1,617,733
1.700%, 09/20/32 (JPY)	125,600,000	754,017
1.700%, 09/20/33 (JPY)	119,000,000	704,112
Japan Government Two Year Bonds
0.600%, 12/01/26 (JPY)	231,400,000	1,420,734
0.600%, 01/01/27 (JPY)	510,100,000	3,130,372
0.700%, 02/01/27 (JPY)	509,600,000	3,127,711
0.800%, 03/01/27 (JPY)	509,000,000	3,124,686
Kingdom of Belgium Government Bonds
0.800%, 06/22/27 (Reg-S) (EUR)	569,000	639,455
0.900%, 06/22/29 (Reg-S) (EUR)	663,616	720,456
1.250%, 04/22/33 (Reg-S) (EUR)	1,077,905	1,099,053
1.600%, 06/22/47 (Reg-S) (EUR)	967,081	718,376
4.250%, 03/28/41 (Reg-S) (EUR)	185,177	221,962
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Kingdom of Belgium Government Bonds
5.000%, 03/28/35 (Reg-S) (EUR)	348,222	$449,055
Mexico Bonos
7.500%, 05/26/33 (MXN)	20,731,700	1,107,354
7.750%, 05/29/31 (MXN)	19,804,200	1,100,089
Netherlands Government Bonds
Zero Coupon, 07/15/31 (Reg-S) (EUR)	1,572,533	1,573,160
Zero Coupon, 01/15/52 (Reg-S) (EUR)	354,051	169,845
2.750%, 01/15/47 (Reg-S) (EUR)	210,328	217,463
3.750%, 01/15/42 (Reg-S) (EUR)	472,291	569,671
5.500%, 01/15/28 (Reg-S) (EUR)	581,117	693,721
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	1,354,000	689,536
Norway Government Bonds
1.250%, 09/17/31 (Reg-S) (NOK)	3,871,000	336,545
Portugal Obrigacoes do Tesouro OT
2.875%, 10/20/34 (Reg-S) (EUR)	1,056,858	1,190,310
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (Reg-S) (EUR)	786,000	792,761
0.500%, 04/20/27 (Reg-S) (EUR)	1,545,000	1,737,922
3.150%, 06/20/44 (Reg-S) (EUR)	801,000	869,974
4.150%, 03/15/37 (Reg-S) (EUR)	329,000	408,487
Republic of Poland Government Bonds
5.000%, 10/25/35 (PLN)	3,814,000	998,249
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	330,000	281,452
2.875%, 08/01/28 (SGD)	560,000	444,169
3.375%, 09/01/33 (SGD)	497,000	420,073
Spain Government Bonds
1.000%, 10/31/50 (Reg-S) (EUR)	884,000	549,486
1.450%, 10/31/27 (Reg-S) (EUR)	658,000	741,050
1.950%, 07/30/30 (Reg-S) (EUR)	3,529,000	3,915,716
2.900%, 10/31/46 (Reg-S) (EUR)	778,000	771,096
3.550%, 10/31/33 (Reg-S) (EUR)	1,105,000	1,302,859
4.200%, 01/31/37 (Reg-S) (EUR)	1,922,000	2,356,585
Sweden Government Bonds
1.750%, 11/11/33 (Reg-S) (SEK)	2,965,000	291,075
U.K. Gilts
1.000%, 01/31/32 (Reg-S) (GBP)	5,456,787	6,040,531
1.750%, 01/22/49 (Reg-S) (GBP)	295,490	204,492
4.250%, 12/07/46 (Reg-S) (GBP)	3,377,007	3,848,054
4.375%, 07/31/54 (Reg-S) (GBP)	88,638	98,728
4.500%, 03/07/35 (Reg-S) (GBP)	2,233,313	2,920,105
Total Foreign Government (Cost $162,639,544)		142,707,470

Preferred Stocks—0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG	731	47,994
Dr. Ing hc F Porsche AG	1,500	74,597
Porsche Automobil Holding SE	2,101	64,731
Volkswagen AG	2,830	226,722
		414,044
Security Description	Shares/ Principal Amount*	Value
Household Products — 0.0%
Henkel AG & Co. KGaA	2,078	$174,631
Life Sciences Tools & Services — 0.0%
Sartorius AG	346	90,793
Total Preferred Stocks (Cost $1,042,701)		679,468

Investment Companies—0.0%
Exchange-Traded Funds — 0.0%
iShares U.S. Real Estate ETF	1,589	162,475
Vanguard Global ex-U.S. Real Estate ETF	2,503	112,260
Total Investment Companies (Cost $277,986)		274,735

Rights—0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 07/16/26 (a)	2,423	5,086
Health Care Equipment & Supplies — 0.0%
Hologic, Inc. (a) (c) (d)	2,109	21
Total Rights (Cost $5,170)		5,107

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $22,281,163; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $22,725,390	22,279,616	22,279,616
Total Short-Term Investments (Cost $22,279,616)		22,279,616

Securities Lending Reinvestments (i)—1.2%
Short-Term Investment Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (j)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (j)	1,500,000	1,500,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (j)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (j)	1,500,000	1,500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (j)	1,500,000	1,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (j)	1,500,000	1,500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (j)	800,000	800,000
		9,800,000
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.6%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	$500,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,382,702; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $2,430,356	2,382,463	2,382,463
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $4,536,544; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $4,626,820	4,536,079	4,536,079
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,608	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $300,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $306,000	300,000	300,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Securities (USA) LLC
Repurchase Agreement dated 06/30/26 at 3.720%, due on 07/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,100,114	1,000,000	$1,000,000
		10,818,542
Total Securities Lending Reinvestments (Cost $20,618,542)		20,618,542
Total Investments—99.9% (Cost $1,326,908,403)		1,706,206,165
Other assets and liabilities (net)—0.1%		1,958,611
Net Assets—100.0%		$1,708,164,776

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $125,467,159 and the collateral received consisted of cash in the amount of $20,618,542 and non-cash collateral with a value of $111,862,745. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $23,668,145.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $24,773,594.
(h)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2026, the market value of securities pledged was $ 169,902.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $100,371,140, which is
5.9% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
MetLife, Inc.	$459,431	$(51,117)	$23,239	$1,989	$433,542
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
MetLife, Inc.	$6,394	5,124
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$76,832,626	$36,350,962	$64 ,713,440	$124,420,503
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(20,618,542)	$—	$—	$—	$(20,618,542)
Gross amount of recognized liabilities for securities lending transactions					$(20,618,542)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,139,763	BBP	07/09/26	USD	1,524,532	$(43,240)
AUD	7,556,000	GSBU	07/09/26	USD	5,249,176	(18,391)
AUD	6,770,624	MSIP	07/09/26	USD	4,853,847	(166,753)
AUD	7,967,000	SSBT	07/09/26	USD	5,704,571	(189,263)
CAD	8,620,253	HSBCU	07/09/26	USD	6,301,160	(221,243)
CAD	22,879,000	SSBT	07/09/26	USD	16,633,164	(496,464)
EUR	16,383,000	BBP	09/11/26	USD	18,925,773	(151,318)
EUR	2,613,000	JPMC	09/11/26	USD	2,989,200	5,224
EUR	50,684	SSBT	09/11/26	USD	57,646	437
GBP	1,124,879	BBP	07/16/26	USD	1,522,548	(30,470)
GBP	2,928,000	GSBU	07/16/26	USD	3,906,204	(22,403)
GBP	23,596,000	SSBT	07/16/26	USD	31,717,672	(419,121)
GBP	4,760,348	SSBT	07/16/26	USD	6,399,169	(84,879)
GBP	198,757	SSBT	07/16/26	USD	269,846	(6,207)
GBP	128,978	SSBT	07/16/26	USD	175,102	(4,020)
GBP	156,502	SSBT	07/16/26	USD	209,773	(2,183)
JPY	594,458,000	HSBCU	08/27/26	USD	3,734,482	(62,122)
JPY	1,262,496,000	MSIP	08/27/26	USD	7,927,796	(128,525)
NZD	3,661,000	HSBCU	07/09/26	USD	2,171,237	(91,338)
NZD	5,948,975	JPMC	07/09/26	USD	3,514,723	(134,973)
NZD	4,671,259	JPMC	07/09/26	USD	2,756,679	(102,828)
NZD	17,401,000	UBSA	07/09/26	USD	10,072,290	(186,380)
SEK	17,139,000	MSIP	09/10/26	USD	1,777,196	(2,774)

Contracts to Deliver
AUD	4,059,000	BBP	07/09/26	USD	2,912,330	102,410
AUD	7,424,129	DBAG	07/09/26	USD	5,313,427	173,932
AUD	4,151,498	MSIP	07/09/26	USD	2,970,131	96,177
AUD	7,891,676	MSIP	07/09/26	USD	5,645,989	182,826
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	39,239	SSBT	07/09/26	USD	28,163	$999
AUD	7,967,000	SSBT	07/09/26	USD	5,704,571	189,263
CAD	9,693,764	CBNA	07/09/26	USD	7,080,436	243,364
CAD	2,751,000	HSBCU	07/09/26	USD	1,974,071	33,774
CAD	2,045,138	HSBCU	07/09/26	USD	1,505,715	63,267
CAD	4,423,000	HSBCU	07/09/26	USD	3,200,918	81,348
CAD	22,879,000	SSBT	07/09/26	USD	16,633,164	496,464
CAD	13,323,000	UBSA	07/09/26	USD	9,456,347	59,553
CHF	1,644,000	CBNA	09/11/26	USD	2,091,688	41,137
CHF	5,738,233	CBNA	09/11/26	USD	7,300,848	143,584
CHF	803,000	MSIP	09/11/26	USD	1,000,577	(1,000)
CHF	15,069,000	MSIP	09/11/26	USD	19,025,230	229,754
DKK	4,633,522	SSBT	09/10/26	USD	708,315	(2,627)
EUR	10,952,381	CBNA	07/08/26	USD	12,970,852	453,640
EUR	17,399,319	DBAG	08/21/26	USD	20,262,339	340,907
EUR	10,952,379	HSBCU	08/26/26	USD	12,686,689	144,059
EUR	10,952,381	MSIP	07/22/26	USD	12,981,976	457,646
EUR	25,437,523	MSIP	09/11/26	USD	29,618,219	467,536
EUR	59,388,000	MSIP	09/11/26	USD	69,148,507	1,091,539
EUR	12,047,144	SCB	08/10/26	USD	14,195,158	408,136
EUR	11,238,246	SCB	09/15/26	USD	13,081,420	200,531
EUR	333,708	SSBT	09/11/26	USD	380,401	(2,019)
EUR	673,987	SSBT	09/11/26	USD	771,965	(405)
EUR	143,026	SSBT	09/11/26	USD	166,643	2,739
EUR	207,995	SSBT	09/11/26	USD	242,092	3,736
GBP	1,137,000	BBP	07/16/26	USD	1,531,020	22,864
GBP	9,770,208	CBNA	07/16/26	USD	13,204,388	244,845
GBP	35,098,332	CBNA	07/16/26	USD	47,435,220	879,578
GBP	3,192,000	GSBU	07/16/26	USD	4,221,501	(12,479)
GBP	496,373	SSBT	07/16/26	USD	657,922	(485)
GBP	67,311	SSBT	07/16/26	USD	90,441	1,158
GBP	144,629	SSBT	07/16/26	USD	194,482	2,641
GBP	23,596,000	SSBT	07/16/26	USD	31,717,672	419,121
JPY	987,558,000	BBP	08/27/26	USD	6,147,881	47,083
JPY	2,071,252,215	MSIP	08/27/26	USD	13,006,351	210,858
JPY	3,023,639,614	MSIP	08/27/26	USD	18,986,831	307,813
JPY	2,584,328,106	SG	08/12/26	USD	16,283,356	337,532
JPY	24,511,196	SSBT	08/27/26	USD	152,064	642
MXN	36,537,825	GSBU	08/06/26	USD	2,085,268	1,899
MXN	4,086,358	SSBT	08/06/26	USD	236,586	3,584
NOK	10,831,000	MSIP	09/10/26	USD	1,108,960	15,813
NOK	3,337,805	SSBT	09/10/26	USD	341,014	4,138
NOK	7,271,114	SSBT	09/10/26	USD	742,870	9,014
NZD	6,260,000	CBNA	07/09/26	USD	3,561,707	5,256
NZD	1,064,732	GSBU	07/09/26	USD	625,734	20,836
NZD	10,620,234	GSBU	07/09/26	USD	6,241,427	207,826
NZD	1,146,581	SSBT	07/09/26	USD	676,897	25,498
PLN	8,175,734	GSBU	07/23/26	USD	2,241,545	68,263
SEK	18,586,872	MSIP	09/10/26	USD	1,920,230	(4,092)
SEK	2,807,637	SSBT	09/10/26	USD	290,314	(364)
SGD	1,430,414	CBNA	09/18/26	USD	1,108,411	(3,289)
Net Unrealized Appreciation						$5,958,589
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	09/18/26	85	CAD	10,294,350	$75,494
MSCI EAFE Index Futures	09/18/26	9	USD	1,415,385	(6,429)
MSCI Emerging Markets Index Futures	09/18/26	87	USD	7,644,255	(131,061)
Russell 2000 Index E-Mini Futures	09/18/26	394	USD	59,998,320	2,036,539
S&P 500 Index E-Mini Futures	09/18/26	123	USD	46,421,738	309,560
S&P Midcap 400 Index E-Mini Futures	09/18/26	154	USD	59,829,000	1,309,224
TOPIX Index Futures	09/10/26	43	JPY	1,721,290,000	(151,143)
U.K. Long Gilt Bond Futures	09/28/26	596	GBP	53,169,160	861,686
U.S. Treasury Note 2 Year Futures	09/30/26	11	USD	2,267,461	(4,141)
U.S. Treasury Note 5 Year Futures	09/30/26	6	USD	642,281	2,782
U.S. Treasury Ultra Long Bond Futures	09/21/26	9	USD	1,045,406	18,641

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	09/15/26	(37)	AUD	(4,063,247)	(40,672)
Euro STOXX 50 Index Futures	09/18/26	(285)	EUR	(18,114,600)	(192,069)
Euro-Bund Futures	09/08/26	(416)	EUR	(52,973,440)	(714,486)
FTSE 100 Index Futures	09/18/26	(157)	GBP	(16,550,155)	(35,887)
Hang Seng Index Futures	07/30/26	(6)	HKD	(6,854,100)	19,761
Japanese Government 10 Year Bond Futures	09/14/26	(36)	JPY	(4,599,720,000)	(123,185)
MSCI Singapore Index Futures.	07/30/26	(32)	SGD	(1,531,040)	5,889
OMX Stockholm 30 Index Futures	07/17/26	(68)	SEK	(21,875,600)	(39,371)
S&P TSX 60 Index Futures	09/17/26	(1)	CAD	(411,140)	(10)
SPI 200 Index Futures	09/17/26	(128)	AUD	(28,083,200)	306,825
U.S. Treasury Note 10 Year Futures	09/21/26	(483)	USD	(53,077,172)	(384,369)
Net Unrealized Appreciation					$3,123,578
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.111%	Annually	06/15/36	USD	418,900,000	$2,754,309	$—	$2,754,309
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V1	5.000%	Quarterly	06/20/31	3.037%	USD	16,929,000	$1,365,087	$(1,669,303)	$3,034,390
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	0.000%	Maturity	09/18/26	MSB	Swiss Market Index Futures	CHF	6,328,276	$(261,812)	$—	$(261,812)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$3,034,390
Equity			OTC swap contracts at market value	$261,812
	Unrealized appreciation on futures contracts (b) (c)	3,987,798	Unrealized depreciation on futures contracts (b) (c)	555,970
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	8,550,244	Unrealized depreciation on forward foreign currency exchange contracts	2,591,655
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	2,754,309
	Unrealized appreciation on futures contracts (b) (c)	958,603	Unrealized depreciation on futures contracts (b) (c)	1,266,853
Total		$19,285,344		$4,676,290

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$172,357	$(172,357)	$—	$—
Citibank NA	2,011,404	(3,289)	—	2,008,115
Deutsche Bank AG	514,839	—	—	514,839
Goldman Sachs Bank USA	298,824	(53,273)	—	245,551
HSBC Bank USA	322,448	(322,448)	—	—
JPMorgan Chase Bank NA	5,224	(5,224)	—	—
Morgan Stanley & Co. International PLC	3,059,962	(303,144)	—	2,756,818
Societe Generale Paris	337,532	—	—	337,532
Standard Chartered Bank	608,667	—	—	608,667
State Street Bank and Trust	1,159,434	(1,159,434)	—	—
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
UBS AG	$59,553	$(59,553)	$—	$—
	$8,550,244	$(2,078,722)	$—	$6,471,522
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$225,028	$(172,357)	$—	$52,671
Citibank NA	3,289	(3,289)	—	—
Goldman Sachs Bank USA	53,273	(53,273)	—	—
HSBC Bank USA	374,703	(322,448)	—	52,255
JPMorgan Chase Bank NA	237,801	(5,224)	(232,577)	—
Morgan Stanley & Co. International PLC	303,144	(303,144)	—	—
Morgan Stanley Bank NA	261,812	—	(100,000)	161,812
State Street Bank and Trust	1,208,037	(1,159,434)	—	48,603
UBS AG	186,380	(59,553)	—	126,827
	$2,853,467	$(2,078,722)	$(332,577)	$442,168

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$—	$2,592,502	$2,592,502
Futures contracts	934,097	—	11,349,271	—	—	12,283,368
Swap contracts	(11,557,388)	(2,922,733)	(612,847)	(726,572)	—	(15,819,540)
	$(10,623,291)	$(2,922,733)	$10,736,424	$(726,572)	$2,592,502	$(943,670)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$6,553,809	$6,553,809
Futures contracts	(783,215)	—	7,854,690	—	7,071,475
Swap contracts	4,796,326	3,034,390	(88,352)	—	7,742,364
	$4,013,111	$3,034,390	$7,766,338	$6,553,809	$21,367,648
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$534,527,120
Futures contracts long	250,398,317
Futures contracts short	(184,171,877)
Swap contracts	465,162,946

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-26

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,801,026	$9,685,456	$—	$23,486,482
Air Freight & Logistics	1,822,474	1,453,378	—	3,275,852
Automobile Components	123,128	1,834,993	—	1,958,121
Automobiles	12,400,453	4,840,015	—	17,240,468
Banks	20,798,824	45,805,663	—	66,604,487
Beverages	6,371,853	3,096,673	—	9,468,526
Biotechnology	10,103,313	1,716,289	—	11,819,602
Broadline Retail	23,083,268	2,438,305	—	25,521,573
Building Products	3,017,287	2,442,905	—	5,460,192
Capital Markets	18,139,515	8,561,192	—	26,700,707
Chemicals	6,160,824	6,586,795	—	12,747,619
Commercial Services & Supplies	2,292,367	993,541	—	3,285,908
Communications Equipment	8,228,166	1,317,997	—	9,546,163
Construction & Engineering	2,033,985	2,937,172	—	4,971,157
Construction Materials	1,368,849	1,034,364	—	2,403,213
Consumer Finance	3,132,790	—	—	3,132,790
Consumer Staples Distribution & Retail	10,608,011	2,904,135	—	13,512,146
Containers & Packaging	1,086,388	—	—	1,086,388
Distributors	153,964	57,280	—	211,244
Diversified Consumer Services	—	102,951	—	102,951
Diversified REITs	1,309,009	4,654,211	—	5,963,220
Diversified Telecommunication Services	3,868,780	4,451,635	—	8,320,415
Electric Utilities	8,743,138	6,014,864	—	14,758,002
Electrical Equipment	8,014,855	10,809,635	—	18,824,490
Electronic Equipment, Instruments & Components	7,344,333	4,928,391	—	12,272,724
Energy Equipment & Services	1,449,811	122,150	—	1,571,961
Entertainment	7,230,487	1,292,902	—	8,523,389
Financial Services	20,185,317	3,285,022	—	23,470,339
Food Products	2,261,055	6,227,533	—	8,488,588
Gas Utilities	272,531	1,038,446	—	1,310,977
Ground Transportation	5,289,853	871,372	—	6,161,225
Health Care Equipment & Supplies	8,395,311	3,816,869	—	12,212,180
Health Care Providers & Services	10,412,912	609,158	0	11,022,070
Health Care REITs	14,062,863	601,111	—	14,663,974
Health Care Technology	252,540	111,562	—	364,102
Hotel & Resort REITs	1,835,414	376,714	—	2,212,128
Hotels, Restaurants & Leisure	9,849,882	2,764,067	—	12,613,949
Household Durables	1,385,976	2,677,302	—	4,063,278
Household Products	4,605,122	981,074	—	5,586,196
Independent Power and Renewable Electricity Producers	575,006	1,028,902	—	1,603,908
Industrial Conglomerates	1,473,129	5,951,753	—	7,424,882
Industrial REITs	9,031,714	5,777,797	—	14,809,511
Insurance	9,661,442	16,615,640	—	26,277,082
Interactive Media & Services	47,424,632	332,168	—	47,756,800
IT Services	3,950,734	1,819,741	—	5,770,475
Leisure Products	105,220	266,134	—	371,354
Life Sciences Tools & Services	4,726,539	966,305	—	5,692,844
Machinery	11,998,366	9,401,651	—	21,400,017
Marine Transportation	—	811,116	—	811,116
Media	821,667	519,996	—	1,341,663
Metals & Mining	2,578,139	9,803,986	—	12,382,125
Multi-Utilities	3,582,509	3,079,807	—	6,662,316
Office REITs	1,977,028	2,025,977	5,987	4,008,992
Oil, Gas & Consumable Fuels	16,754,603	9,643,811	—	26,398,414
Paper & Forest Products	—	356,271	—	356,271
Passenger Airlines	1,236,945	611,963	—	1,848,908
Personal Care Products	532,899	3,689,756	—	4,222,655
Pharmaceuticals	21,218,022	22,898,588	—	44,116,610
Professional Services	1,965,368	3,404,609	—	5,369,977
Real Estate Management & Development	531,035	12,614,852	—	13,145,887
Residential REITs	8,807,799	730,130	—	9,537,929
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-27

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Retail REITs	$12,288,457	$4,509,112	$—	$16,797,569
Semiconductors & Semiconductor Equipment	117,002,950	23,913,327	—	140,916,277
Software	46,769,169	2,774,429	—	49,543,598
Specialized REITs	19,105,756	473,939	—	19,579,695
Specialty Retail	9,154,752	2,800,567	—	11,955,319
Technology Hardware, Storage & Peripherals	49,992,469	797,463	—	50,789,932
Textiles, Apparel & Luxury Goods	1,141,080	5,629,117	—	6,770,197
Tobacco	3,812,167	2,630,701	—	6,442,868
Trading Companies & Distributors	2,078,501	5,415,724	—	7,494,225
Transportation Infrastructure	—	981,842	—	981,842
Water Utilities	243,554	320,957	—	564,511
Wireless Telecommunication Services	855,744	3,607,713	—	4,463,457
Total Common Stocks	672,893,069	319,648,966	5,987	992,548,022
Total U.S. Treasury & Government Agencies*	—	527,093,205	—	527,093,205
Total Foreign Government*	—	142,707,470	—	142,707,470
Total Preferred Stocks*	—	679,468	—	679,468
Total Investment Companies*	274,735	—	—	274,735
Rights
Construction & Engineering	5,086	—	—	5,086
Health Care Equipment & Supplies	—	—	21	21
Total Rights	5,086	—	21	5,107
Total Short-Term Investments*	—	22,279,616	—	22,279,616
Securities Lending Reinvestments
Short-Term Investment Funds	9,800,000	—	—	9,800,000
Repurchase Agreements	—	10,818,542	—	10,818,542
Total Securities Lending Reinvestments	9,800,000	10,818,542	—	20,618,542
Total Investments	$682,972,890	$1,023,227,267	$6,008	$1,706,206,165
Collateral for Securities Loaned (Liability)	$—	$(20,618,542)	$—	$(20,618,542)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,550,244	$—	$8,550,244
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,591,655)	—	(2,591,655)
Total Forward Contracts	$—	$5,958,589	$—	$5,958,589
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,946,401	$—	$—	$4,946,401
Futures Contracts (Unrealized Depreciation)	(1,822,823)	—	—	(1,822,823)
Total Futures Contracts	$3,123,578	$—	$—	$3,123,578
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,788,699	$—	$5,788,699
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(261,812)	$—	$(261,812)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
During the six months ended June 30, 2026, a transfer into Level 3 in the amount of $16,782 was due to a trading halt on the security's exchange which resulted in the lack of observable inputs.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-28

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,705,772,623
Affiliated investments at value (c)	433,542
Cash	10,865,027
Cash denominated in foreign currencies (d)	1,633,910
Cash collateral for OTC derivative contracts	180,000
Unrealized appreciation on forward foreign currency exchange contracts	8,550,244
Receivable for:
Investments sold	8,812,830
Fund shares sold	36,838
Dividends and interest	8,078,109
Variation margin on futures contracts	1,511,667
Total Assets	1,745,874,790
Liabilities
OTC swap contracts at market value	261,812
Unrealized depreciation on forward foreign currency exchange contracts	2,591,655
Collateral for securities loaned	20,618,542
Payable for:
Investments purchased	9,570,339
Fund shares redeemed	461,587
Variation margin on centrally cleared swap contracts	2,140,003
Accrued Expenses:
Management fees	870,421
Distribution and service fees	349,834
Deferred trustees’ fees	256,685
Other expenses	589,136
Total Liabilities	37,710,014
Net Assets	$1,708,164,776
Net Assets Consist of:
Paid in surplus	$1,280,842,600
Distributable earnings (Accumulated losses)	427,322,176
Net Assets	$1,708,164,776
Net Assets
Class B	$1,708,164,776
Capital Shares Outstanding*
Class B	173,943,083
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,326,651,128.
(b)	Includes securities loaned at value of $125,467,159.
(c)	Identified cost of affiliated investments was $257,275.
(d)	Identified cost of cash denominated in foreign currencies was $1,649,292.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$10,844,193
Dividends from affiliated investments	6,394
Interest	11,893,293
Securities lending income, net	38,562
Total investment income	22,782,442
Expenses
Management fees	5,319,598
Administration fees	53,875
Custodian and accounting fees	109,491
Distribution and service fees—Class B	2,113,189
Audit and tax services	56,028
Legal	24,887
Trustees’ fees and expenses	39,805
Shareholder reporting	35,511
Insurance	6,939
Miscellaneous	31,823
Total expenses	7,791,146
Less management fee waiver	(61,987)
Net expenses	7,729,159
Net Investment Income	15,053,283
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	52,723,806
Affiliated investments	23,239
Futures contracts	12,283,368
Swap contracts	(15,819,540)
Foreign currency transactions	(324,625)
Forward foreign currency transactions	2,592,502
Net realized gain (loss)	51,478,750
Net change in unrealized appreciation (depreciation) on:
Investments	17,251,019
Affiliated investments	1,989
Futures contracts	7,071,475
Swap contracts	7,742,364
Foreign currency transactions	(152,991)
Forward foreign currency transactions	6,553,809
Net change in unrealized appreciation (depreciation)	38,467,665
Net realized and unrealized gain (loss)	89,946,415
Net Increase (Decrease) in Net Assets From Operations	$104,999,698

(a)	Net of foreign withholding taxes of $719,303.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-29

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,053,283	$25,867,799
Net realized gain (loss)	51,478,750	36,306,883
Net change in unrealized appreciation (depreciation)	38,467,665	128,977,836
Increase (decrease) in net assets from operations	104,999,698	191,152,518
From Distributions to Shareholders
Class B	(68,449,071)	(284,738,357)
Total distributions	(68,449,071)	(284,738,357)
Increase (decrease) in net assets from capital share transactions	(43,415,103)	26,486,778
Total increase (decrease) in net assets	(6,864,476)	(67,099,061)
Net Assets
Beginning of period	1,715,029,252	1,782,128,313
End of period	$1,708,164,776	$1,715,029,252

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	209,963	$2,073,725	363,223	$3,586,249
Reinvestments	7,042,085	68,449,071	32,210,221	284,738,357
Redemptions	(11,556,571)	(113,937,899)	(26,916,870)	(261,837,828)
Net increase (decrease)	(4,304,523)	$(43,415,103)	5,656,574	$26,486,778
Increase (decrease) derived from capital shares transactions		$(43,415,103)		$26,486,778
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-30

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.62	$10.33	$9.75	$8.98	$12.83	$12.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.15	0.17	0.14	0.13	0.14
Net realized and unrealized gain (loss)	0.52	0.89	0.54	0.89	(2.73)	0.99
Total income (loss) from investment operations	0.61	1.04	0.71	1.03	(2.60)	1.13
Less Distributions
Distributions from net investment income	(0.11)	(0.34)	(0.13)	(0.26)	(0.47)	(0.03)
Distributions from net realized capital gains	(0.30)	(1.41)	0.00	0.00	(0.78)	(0.74)
Total distributions	(0.41)	(1.75)	(0.13)	(0.26)	(1.25)	(0.77)
Net Asset Value, End of Period	$9.82	$9.62	$10.33	$9.75	$8.98	$12.83
Total Return (%) (b)	6.36 (c)	11.56	7.31	11.64	(20.43)	9.28
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92 (d)	0.92	0.91	0.91	0.90	0.89
Net ratio of expenses to average net assets (%) (e)	0.91 (d)	0.92	0.90	0.90	0.89	0.88
Ratio of net investment income (loss) to average net assets (%)	1.78 (d)	1.49	1.64	1.50	1.32	1.08
Portfolio turnover rate (%)	7 (c)	17	19	14	16	17
Net assets, end of period (in millions)	$1,708.2	$1,715.0	$1,782.1	$2,692.7	$2,771.8	$3,934.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—58.6% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.1%
Development Bank of Mongolia LLC
6.900%, 07/02/31 (144A)	368,000	$364,570
Regional Government — 0.6%
Province of Alberta
3.100%, 06/01/50 (CAD)	909,000	507,386
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	3,545,000	1,719,466
		2,226,852
Sovereign — 57.9%
Angola Government International Bonds
8.000%, 11/26/29 (Reg-S)	409,000	416,271
9.875%, 03/31/37 (144A)	2,173,000	2,242,575
9.875%, 03/31/37 (Reg-S)	767,000	792,054
Argentina Republic Government International Bonds
0.750%, 07/09/30 (a)	1,383,680	1,224,556
1.000%, 07/09/29	573,971	523,748
4.125%, 07/09/35 (a)	3,856,329	3,081,207
5.000%, 01/09/38 (a)	1,411,508	1,175,786
Bahamas Government International Bonds
8.250%, 06/24/36 (Reg-S)	807,000	903,832
Bahrain Government International Bonds
6.625%, 10/06/37 (144A)	610,000	574,539
7.100%, 02/03/38 (144A)	430,000	417,180
Benin Government International Bonds
7.960%, 02/13/38 (144A)	220,000	233,355
Benin Sukuk SA
6.200%, 01/29/33 (144A)	465,000	450,879
6.200%, 01/29/33 (Reg-S)	515,000	499,543
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	30,606,000	5,467,751
10.000%, 01/01/31 (BRL)	14,520,000	2,445,533
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/46 (Reg-S) (EUR)	2,055,291	2,062,799
2.600%, 05/15/41 (Reg-S) (EUR)	1,450,000	1,540,246
3.250%, 07/04/42 (Reg-S) (EUR)	1,761,917	2,016,528
Caisse Francaise de Financement Local SA
0.010%, 02/22/28 (Reg-S) (EUR)	800,000	873,601
3.250%, 02/19/29 (Reg-S) (EUR)	200,000	230,693
Canada Government Bonds
1.500%, 12/01/31 (CAD)	3,397,000	2,208,763
2.750%, 09/01/30 (CAD)	9,543,000	6,669,233
2.750%, 03/01/31 (CAD)	7,696,000	5,365,359
2.750%, 12/01/55 (CAD)	1,978,000	1,140,957
Canada Housing Trust No. 1
3.550%, 09/15/32 (144A) (CAD)	5,560,000	3,984,069
CBB International Sukuk Programme Co. WLL
5.874%, 02/06/34 (144A)	508,000	491,779
6.124%, 09/03/34 (144A)	524,000	513,757
China Government Bonds
1.500%, 04/15/31 (CNY)	5,690,000	841,619
1.610%, 02/15/35 (CNY)	24,090,000	3,534,748
1.920%, 01/15/55 (CNY)	12,640,000	1,729,245
2.110%, 08/25/34 (CNY)	22,700,000	3,472,907
2.490%, 05/25/44 (CNY)	7,920,000	1,229,140
Security Description	Principal Amount*	Value
Sovereign—(Continued)
China Government Bonds
2.800%, 11/15/32 (CNY)	15,630,000	$2,485,886
3.000%, 10/15/53 (CNY)	4,210,000	718,194
Colombia Government International Bonds
5.000%, 09/19/32 (EUR)	500,000	566,894
5.000%, 06/15/45 (b)	2,363,000	1,885,556
6.500%, 01/21/33 (b)	326,000	331,053
7.375%, 04/25/30	639,000	673,187
7.500%, 02/02/34	990,000	1,056,330
7.750%, 11/07/36 (b)	1,284,000	1,398,276
8.000%, 04/20/33	2,643,000	2,894,085
Colombia TES
7.000%, 03/26/31 (COP)	12,521,100,000	3,009,413
12.000%, 03/13/58 (COP)	5,849,500,000	1,687,655
12.500%, 02/27/30 (COP)	2,217,200,000	651,796
Congolese International Bonds
9.500%, 05/26/36 (Reg-S)	845,000	814,697
Costa Rica Government International Bonds
5.500%, 11/21/30 (Reg-S) (EUR)	750,000	897,720
Dominican Republic International Bonds
4.875%, 09/23/32 (Reg-S) (b)	1,066,000	1,010,941
5.750%, 03/17/34 (144A)	1,924,000	1,895,717
6.000%, 02/22/33 (Reg-S)	1,323,000	1,331,600
6.500%, 02/15/48 (Reg-S)	354,000	350,885
6.600%, 06/01/36 (144A) (b)	1,655,000	1,725,337
6.950%, 03/15/37 (144A)	1,848,000	1,958,326
8.625%, 04/20/27 (Reg-S)	920,000	943,322
DRC International Bonds
8.750%, 04/16/32 (144A)	930,000	961,190
9.500%, 04/16/37 (144A)	336,000	351,440
Ecuador Government International Bonds
5.000%, 07/31/40 (Reg-S) (a)	1,540,122	1,288,728
6.900%, 07/31/35 (144A) (a)	1,419,278	1,302,188
6.900%, 07/31/35 (Reg-S) (a)	224,058	205,573
8.750%, 01/29/34 (144A)	248,000	250,108
Egypt Government International Bonds
5.800%, 09/30/27 (Reg-S)	495,000	495,168
5.875%, 02/16/31 (Reg-S)	556,000	541,829
7.300%, 09/30/33 (Reg-S)	400,000	399,123
7.500%, 01/31/27 (Reg-S)	420,000	423,820
8.500%, 01/31/47 (Reg-S)	1,086,000	1,061,940
8.700%, 03/01/49 (Reg-S)	623,000	614,847
Egyptian Financial Co. for Sovereign Taskeek
7.950%, 10/07/32 (144A)	400,000	421,100
El Salvador Government International Bonds
7.650%, 06/15/35 (Reg-S)	764,000	788,433
8.625%, 02/28/29 (Reg-S)	1,435,000	1,511,073
9.500%, 07/15/52 (Reg-S)	646,000	728,268
European Union
3.375%, 10/05/54 (Reg-S) (EUR)	2,644,306	2,699,587
4.000%, 04/04/44 (Reg-S) (EUR)	191,695	224,889
Finland Government Bonds
1.500%, 09/15/32 (Reg-S) (EUR)	892,000	939,064
French Republic Government Bonds OAT
2.500%, 05/25/43 (Reg-S) (EUR)	913,278	843,305
See accompanying notes to financial statements.
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Georgia Government International Bonds
5.125%, 01/28/31 (144A)	491,000	$477,761
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	38,376	38,252
Zero Coupon, 01/03/30 (144A)	209,795	188,040
5.000%, 07/03/35 (Reg-S) (a)	1,416,000	1,313,849
Hazine Mustesarligi Varlik Kiralama AS
6.750%, 09/01/30 (Reg-S)	362,000	366,576
8.509%, 01/14/29 (144A)	770,000	814,223
Hungary Government Bonds
4.750%, 11/24/32 (HUF)	1,093,680,000	3,457,156
7.000%, 10/24/35 (HUF)	325,190,000	1,189,939
Hungary Government International Bonds
6.750%, 09/25/52 (Reg-S)	857,000	934,659
Indonesia Government International Bonds
2.500%, 10/31/30 (CNY)	1,000,000	147,002
3.050%, 03/12/51	1,028,000	657,368
3.200%, 09/23/61	865,000	528,646
3.750%, 10/16/33 (EUR)	274,000	302,409
4.100%, 03/04/34 (EUR)	100,000	112,229
4.350%, 01/11/48 (b)	739,000	606,067
4.500%, 05/29/33 (EUR)	111,000	128,198
Indonesia Treasury Bonds
5.875%, 03/15/31 (IDR)	4,135,000,000	220,048
6.875%, 04/15/29 (IDR)	49,670,000,000	2,750,537
Italy Buoni Poliennali Del Tesoro
3.150%, 11/15/31 (Reg-S) (EUR)	183,000	210,050
3.250%, 03/01/38 (Reg-S) (EUR)	897,000	978,122
3.450%, 07/15/31 (Reg-S) (EUR)	1,760,000	2,051,567
Ivory Coast Government International Bonds
6.375%, 03/03/28 (Reg-S)	688,344	696,770
7.625%, 01/30/33 (Reg-S)	223,000	238,281
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	6,991,792
1.000%, 06/20/30 (JPY)	317,600,000	1,896,830
1.600%, 12/20/30 (JPY)	436,450,000	2,655,179
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	151,800,000	477,400
2.200%, 03/20/51 (JPY)	273,650,000	1,244,944
Japan Government Ten Year Bonds
2.400%, 03/20/36 (JPY)	891,950,000	5,365,085
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	776,771
0.600%, 09/20/50 (JPY)	219,600,000	667,018
1.600%, 12/20/53 (JPY)	88,750,000	335,153
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	388,400,000	1,918,960
1.400%, 12/20/42 (JPY)	541,450,000	2,500,770
Japan Government Two Year Bonds
0.900%, 09/01/27 (JPY)	619,650,000	3,797,245
1.100%, 01/01/28 (JPY)	82,550,000	506,256
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,249,490
7.750%, 01/15/28 (Reg-S)	617,000	638,686
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (Reg-S) (EUR)	1,167,905	1,124,661
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Korea Treasury Bonds
2.625%, 06/10/35 (KRW)	2,030,850,000	$1,168,275
2.625%, 03/10/55 (KRW)	2,256,390,000	1,040,051
Lebanon Government International Bonds
6.000%, 01/27/23 (Reg-S) (c)	3,576,000	876,835
Mexico Bonos
8.000%, 02/21/36 (MXN)	17,585,500	937,957
Mexico Government International Bonds
4.500%, 03/19/34 (EUR)	465,000	529,992
5.625%, 09/22/35	1,749,000	1,699,154
6.250%, 08/27/37 (b)	3,426,000	3,427,009
Morocco Government International Bonds
4.000%, 12/15/50 (Reg-S)	625,000	449,941
Nigeria Government International Bonds
6.125%, 09/28/28 (Reg-S)	2,684,000	2,681,374
8.250%, 09/28/51 (Reg-S)	497,000	507,024
8.375%, 03/24/29 (Reg-S)	386,000	406,293
9.130%, 01/13/46 (Reg-S)	250,000	277,117
Oman Government International Bonds
7.375%, 10/28/32 (Reg-S)	1,055,000	1,194,042
Pakistan Government International Bonds
7.375%, 04/08/31 (Reg-S)	769,000	773,958
8.875%, 04/08/51 (Reg-S)	1,319,000	1,332,130
Panama Government International Bonds
3.870%, 07/23/60	1,043,000	717,063
4.300%, 04/29/53	1,427,000	1,099,504
5.662%, 02/23/38	1,839,000	1,832,563
Paraguay Government International Bonds
5.400%, 03/30/50 (Reg-S)	1,431,000	1,321,786
Republic of Austria Government Bonds
0.900%, 02/20/32 (Reg-S) (EUR)	2,234,000	2,301,441
Republic of Kenya Government International Bonds
7.875%, 02/26/34 (144A)	1,422,000	1,412,134
7.875%, 02/26/34 (Reg-S)	843,000	837,947
Republic of Poland Government Bonds
5.000%, 10/25/35 (PLN)	2,508,000	656,426
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	61,368,544	3,680,546
Republic of South Africa Government International Bonds
5.650%, 09/27/47	2,455,000	2,077,913
7.300%, 04/20/52	245,000	246,860
Republic of Uzbekistan International Bonds
5.100%, 02/25/29 (Reg-S) (EUR)	300,000	350,700
Romania Government International Bonds
3.000%, 02/14/31 (Reg-S)	578,000	516,696
3.625%, 03/27/32 (144A)	434,000	388,694
3.625%, 03/27/32 (Reg-S)	558,000	500,229
4.000%, 02/14/51 (Reg-S)	868,000	585,149
5.750%, 09/16/30 (144A)	982,000	985,154
6.000%, 05/25/34 (Reg-S)	400,000	397,083
6.625%, 05/16/36 (Reg-S)	728,000	744,037
7.500%, 02/10/37 (Reg-S)	1,540,000	1,664,374
7.625%, 01/17/53 (Reg-S)	248,000	272,030
Saudi Government International Bonds
3.375%, 03/05/32 (144A) (EUR)	268,000	302,230
3.750%, 01/21/55 (Reg-S)	756,000	527,642
See accompanying notes to financial statements.
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Corporate Bonds & Notes—30.1%
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Senegal Government International Bonds
4.750%, 03/13/28 (Reg-S) (EUR)	493,333	$308,836
6.750%, 03/13/48 (Reg-S)	610,000	316,115
7.750%, 06/10/31 (Reg-S)	1,919,000	1,028,548
Serbia International Bonds
5.500%, 05/06/36 (144A)	2,685,000	2,629,869
Spain Government Bonds
3.450%, 07/30/43 (Reg-S) (EUR)	1,918,000	2,102,009
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (a)	192,441	196,144
3.350%, 03/15/33 (144A) (a)	1,611,766	1,548,987
4.000%, 04/15/28 (144A)	284,633	274,874
Thailand Government Bonds
2.980%, 06/17/45 (THB)	27,994,000	843,238
3.450%, 06/17/43 (THB)	34,284,000	1,107,573
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34 (144A)	905,000	928,050
Turkiye Government International Bonds
5.250%, 03/13/30 (b)	970,000	940,336
5.875%, 06/26/31	874,000	855,465
6.125%, 10/24/28	1,008,000	1,017,386
6.500%, 01/03/35	801,000	782,175
6.625%, 02/17/45	403,000	366,165
6.875%, 01/14/38 (b)	1,351,000	1,324,988
6.950%, 09/16/35	343,000	343,535
7.125%, 07/17/32 (b)	667,000	683,389
7.250%, 05/29/32	628,000	646,343
Turkiye Ihracat Kredi Bankasi AS
6.875%, 07/03/28 (144A)	306,000	310,315
U.K. Gilts
1.500%, 07/31/53 (Reg-S) (GBP)	680,710	395,715
3.500%, 01/22/45 (Reg-S) (GBP)	1,778,938	1,844,105
4.000%, 10/22/31 (Reg-S) (GBP)	1,707,594	2,228,040
4.375%, 03/07/30 (Reg-S) (GBP)	1,685,000	2,244,934
4.375%, 07/31/54 (Reg-S) (GBP)	466,141	519,203
4.500%, 03/07/35 (Reg-S) (GBP)	868,140	1,135,112
4.750%, 10/22/35 (Reg-S) (GBP)	2,055,000	2,722,997
Ukraine Government International Bonds
3.000%, 02/01/35 (Reg-S) (a)	719,487	431,824
4.500%, 02/01/29 (Reg-S) (a)	618,707	521,046
4.500%, 02/01/34 (Reg-S) (a)	1,085,203	760,904
4.500%, 02/01/35 (144A) (a)	8,989	6,207
4.500%, 02/01/35 (Reg-S) (a)	1,664,561	1,150,627
4.500%, 02/01/36 (144A) (a)	190,250	130,152
4.500%, 02/01/36 (Reg-S) (a)	429,359	294,103
Venezuela Government International Bonds
9.250%, 09/15/27 (c)	2,802,000	1,372,980
		228,278,426
Total Foreign Government (Cost $237,275,919)		230,869,848

Security Description	Principal Amount*	Value

Agriculture — 0.4%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	311,000	$351,039
BAT International Finance PLC
4.125%, 04/12/32 (Reg-S) (EUR)	544,000	635,331
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (Reg-S) (EUR)	443,000	541,295
		1,527,665
Airlines — 0.1%
Garuda Indonesia Persero Tbk. PT
6.500%, 12/28/31 (Reg-S) (d)	311,726	271,591
Auto Manufacturers — 0.5%
Ford Credit Canada Co. Cie Credit Ford Du Canada
6.382%, 11/10/28 (CAD)	756,000	560,285
General Motors Financial of Canada Ltd.
5.100%, 07/14/28 (CAD)	648,000	471,545
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	709,000	514,804
Uzauto Motors AJ
7.375%, 11/19/30 (144A)	280,000	284,318
		1,830,952
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd.
5.375%, 04/02/30 (144A)	330,000	332,858
Banks — 6.3%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (Reg-S) (EUR) (e)	400,000	461,039
5.500%, 5Y EUR Swap + 2.450%, 09/21/33 (Reg-S) (EUR) (e)	300,000	355,515
Akbank TAS
9.369%, 5Y H15 + 5.270%, 03/14/29 (Reg-S) (e)	200,000	203,710
Banco Bilbao Vizcaya Argentaria SA
8.250%, 5Y UKG + 3.600%, 11/30/33 (Reg-S) (GBP) (e)	300,000	422,580
Banco Nacional de Panama
2.500%, 08/11/30 (Reg-S)	506,000	452,120
Banco Santander SA
5.218%, 01/20/31 (Reg-S) (AUD)	200,000	137,544
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (Reg-S) (EUR) (e)	400,000	475,886
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (Reg-S) (e)	341,000	349,893
Banque Federative du Credit Mutuel SA
3.750%, 5Y EUR Swap + 1.400%, 05/14/36 (Reg-S) (EUR) (e)	300,000	339,601
4.991%, 01/06/31 (Reg-S) (AUD)	230,000	156,209
Barclays PLC
5.262%, 1Y EUR Swap + 2.550%, 01/29/34 (Reg-S) (EUR) (e)	210,000	260,531
6.158%, 3M BBSW + 2.000%, 05/28/35 (Reg-S) (AUD) (e)	610,000	425,767
7.090%, 1Y GBP Swap + 2.553%, 11/06/29 (Reg-S) (GBP) (e)	100,000	138,509
See accompanying notes to financial statements.
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
BPCE SA
6.000%, 1Y GBP Swap + 2.650%, 09/29/28 (Reg-S) (GBP) (e)	200,000	$268,859
Caixa Economica Federal
5.625%, 05/13/30 (144A)	378,000	379,210
CaixaBank SA
6.875%, 5Y UKG + 3.700%, 10/25/33 (Reg-S) (GBP) (e)	100,000	137,104
Canadian Imperial Bank of Commerce
0.010%, 04/30/29 (Reg-S) (EUR)	400,000	422,003
Cie de Financement Foncier SA
2.625%, 03/05/30 (Reg-S) (EUR)	400,000	452,227
Citigroup, Inc.
2.928%, 3M EURIBOR + 0.784%, 10/22/30 (EUR) (e)	400,000	452,058
3.750%, 3M EURIBOR + 1.050%, 05/14/32 (Reg-S) (EUR) (e)	175,000	202,720
7.625%, 5Y H15 + 3.211%, 11/15/28 (e)	55,000	57,147
Commerzbank AG
4.625%, 3M EURIBOR + 2.100%, 01/17/31 (Reg-S) (EUR) (e)	500,000	594,445
Commonwealth Bank of Australia
0.750%, 02/28/28 (Reg-S) (EUR)	235,000	259,727
0.875%, 02/19/29 (Reg-S) (EUR)	540,000	586,770
5.030%, 01/15/31 (AUD)	190,000	131,415
Cooperatieve Rabobank UA
5.243%, 3M BBSW + 0.910%, 07/17/29 (AUD) (e)	680,000	474,489
Credit Agricole SA
5.364%, 06/01/28 (Reg-S) (AUD)	650,000	451,337
6.064%, 3M BBSW + 2.050%, 01/16/35 (Reg-S) (AUD) (e)	400,000	277,751
Danske Bank AS
2.250%, 1Y UKG + 1.650%, 01/14/28 (Reg-S) (GBP) (e)	280,000	366,943
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (Reg-S) (EUR) (e)	100,000	116,639
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (Reg-S) (EUR) (e)	500,000	598,415
Erste Group Bank AG
3.750%, 5Y EUR Swap + 1.270%, 04/21/36 (Reg-S) (EUR) (e)	400,000	453,987
Goldman Sachs Group, Inc.
3.500%, 3M EURIBOR + 1.150%, 01/23/33 (Reg-S) (EUR) (e)	555,000	632,032
HSBC Holdings PLC
4.191%, 5Y EUR Swap + 1.830%, 05/19/36 (Reg-S) (EUR) (e)	446,000	515,940
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (Reg-S) (EUR) (e)	163,000	198,347
ING Groep NV
4.125%, 5Y EUR Swap + 1.800%, 05/20/36 (Reg-S) (EUR) (e)	200,000	231,541
4.375%, 5Y EUR Swap + 1.650%, 08/15/34 (Reg-S) (EUR) (e)	200,000	233,000
5.000%, 06/05/29 (Reg-S) (AUD)	600,000	406,022
Intesa Sanpaolo SpA
5.148%, 06/10/30 (Reg-S) (GBP)	360,000	474,072
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (Reg-S) (EUR) (e)	408,000	486,972
Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group PLC
5.189%, 3M BBSW + 1.550%, 05/28/31 (Reg-S) (AUD) (e)	390,000	$267,462
5.802%, 3M BBSW + 2.000%, 03/17/29 (AUD) (e)	280,000	195,475
6.625%, 5Y UKG + 3.100%, 06/02/33 (Reg-S) (GBP) (e)	235,000	318,862
Morgan Stanley
3.521%, 3M EURIBOR + 1.315%, 05/22/31 (EUR) (e)	710,000	814,582
NatWest Group PLC
0.780%, 3M EURIBOR + 0.949%, 02/26/30 (Reg-S) (EUR) (e)	243,000	260,473
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (Reg-S) (EUR) (e)	127,000	152,671
NatWest Markets PLC
5.026%, 06/12/29 (Reg-S) (AUD)	140,000	96,393
Royal Bank of Canada
4.738%, 3M BBSW + 1.150%, 09/09/31 (Reg-S) (AUD) (e)	270,000	182,289
Santander U.K. Group Holdings PLC
7.098%, 1Y GBP Swap + 2.866%, 11/16/27 (Reg-S) (GBP) (e)	345,000	461,670
7.482%, 1Y GBP Swap + 2.371%, 08/29/29 (Reg-S) (GBP) (e)	107,000	149,097
Santander U.K. PLC
3.000%, 03/12/29 (Reg-S) (EUR)	320,000	366,563
Societe Generale SA
4.875%, 3M EURIBOR + 1.900%, 11/21/31 (Reg-S) (EUR) (e)	600,000	721,908
Standard Chartered PLC
3.864%, 1Y EUR Swap + 1.300%, 03/17/33 (Reg-S) (EUR) (e)	365,000	420,874
5.435%, 3M TSFR + 1.772%, 01/30/27 (144A) (e)	400,000	390,958
Svenska Handelsbanken AB
5.000%, 5Y EUR Swap + 1.900%, 08/16/34 (Reg-S) (EUR) (e)	500,000	595,009
TC Ziraat Bankasi AS
8.000%, 01/16/29 (Reg-S)	1,015,000	1,053,081
8.375%, 5Y H15 + 4.616%, 11/05/30 (144A) (e)	376,000	370,437
Toronto-Dominion Bank
3.191%, 02/16/29 (Reg-S) (EUR)	430,000	495,435
Turk Ekonomi Bankasi AS
9.375%, 5Y H15 + 5.758%, 09/11/29 (Reg-S) (e)	290,000	297,369
Turkiye Vakiflar Bankasi TAO
8.994%, 5Y H15 + 4.669%, 10/05/34 (Reg-S) (e)	200,000	206,289
UBS Group AG
6.625%, 5Y USD SOFR ICE Swap + 3.240%, 01/08/31 (144A) (e)	242,000	242,702
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (Reg-S) (EUR) (e)	251,000	307,817
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	243,000	261,554
UniCredit SpA
3.800%, 3M EURIBOR + 1.400%, 01/16/33 (Reg-S) (EUR) (e)	262,000	302,355
5.375%, 5Y EUR Swap + 2.800%, 04/16/34 (Reg-S) (EUR) (e)	285,000	339,907
Uzbek Industrial & Construction Bank ATB
8.950%, 07/24/29 (Reg-S)	257,000	275,891
Westpac Banking Corp.
0.010%, 09/22/28 (Reg-S) (EUR)	479,000	514,544
See accompanying notes to financial statements.
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Westpac Banking Corp.
4.500%, 10/30/30 (Reg-S) (AUD)	190,000	$128,858
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (e)	228,000	235,543
Yapi ve Kredi Bankasi AS
9.743%, 5Y H15 + 5.499%, 04/04/29 (Reg-S) (e)	320,000	327,470
		24,793,614
Beverages — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 06/29/28 (Reg-S)	431,000	402,551
Maple Parent Holdings Corp.
3.881%, 03/26/30 (144A) (EUR)	181,000	208,382
		610,933
Building Materials — 0.0%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (Reg-S) (EUR)	180,000	212,516
Chemicals — 0.8%
Braskem Idesa SAPI
6.990%, 02/20/32 (144A) † (c)	292,000	183,960
Braskem Netherlands Finance BV
4.500%, 01/10/28 (Reg-S) †	2,273,000	1,399,032
GC Treasury Center Co. Ltd.
6.500%, 5Y H15 + 2.815%, 09/10/30 (144A) (e)	275,000	271,958
OCP SA
6.741%, 5Y H15 + 2.746%, 04/22/31 (144A) (e)	228,000	226,585
Orbia Advance Corp. SAB de CV
7.500%, 05/13/35 (144A)	247,000	247,287
Sasol Financing USA LLC
8.750%, 04/10/33 (144A) (b)	200,000	207,000
Sociedad Quimica y Minera de Chile SA
5.625%, 5Y H15 + 1.915%, 04/22/56 (144A) (e)	370,000	366,948
UPL Corp. Ltd.
4.500%, 03/08/28 (Reg-S)	325,000	315,695
		3,218,465
Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd.
4.375%, 07/03/29 (Reg-S)	280,000	271,635
Bidvest Group U.K. PLC
6.200%, 09/17/32 (144A)	280,000	282,402
Boels Topholding BV
6.250%, 02/15/29 (Reg-S) (EUR)	307,000	358,240
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	537,002
TransJamaican Highway Ltd.
5.750%, 10/10/36 (Reg-S)	483,545	443,653
Verisure Holding AB
4.125%, 01/02/32 (144A) (EUR)	136,000	156,489
		2,049,421
Computers — 0.1%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (Reg-S) (EUR)	298,000	332,116
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.1%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28 (Reg-S)	400,000	$378,837
Diversified Financial Services — 1.6%
BPCE SFH SA
0.010%, 01/29/29 (Reg-S) (EUR)	700,000	744,314
0.010%, 05/27/30 (Reg-S) (EUR)	200,000	203,983
Caisse de Refinancement de l'Habitat SA
0.010%, 10/08/29 (Reg-S) (EUR)	600,000	624,799
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (Reg-S) (PEN)	3,048,540	974,409
Credit Agricole Home Loan SFH SA
0.875%, 08/31/27 (Reg-S) (EUR)	500,000	559,243
Credit Mutuel Home Loan SFH SA
3.250%, 04/20/29 (Reg-S) (EUR)	400,000	461,787
3.250%, 10/31/29 (Reg-S) (EUR)	300,000	346,531
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	1,462,000	1,467,921
Muthoot Finance Ltd.
6.375%, 04/23/29 (Reg-S)	258,000	258,320
Societe Generale SFH SA
1.375%, 05/05/28 (Reg-S) (EUR)	600,000	667,906
3.375%, 07/31/30 (Reg-S) (EUR)	100,000	115,944
		6,425,157
Electric — 3.2%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30 (Reg-S)	300,000	281,915
AES Panama Generation Holdings SRL
4.375%, 05/31/30 (Reg-S)	384,162	363,348
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 (144A)	586,503	595,365
5.672%, 10/20/35 (144A)	466,018	475,604
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650%, 01/24/33 (144A)	860,000	908,263
8.650%, 01/24/33 (Reg-S)	539,000	569,249
Comision Federal de Electricidad
5.000%, 09/29/36 (Reg-S)	622,000	581,570
5.700%, 01/24/30 (Reg-S)	200,000	200,404
6.500%, 01/28/51 (144A)	550,000	536,937
Continuum Energy Aura Pte. Ltd.
9.500%, 02/24/27 (Reg-S)	270,000	271,667
COX Asset Mexico SA de CV
7.125%, 01/08/32 (144A)	267,000	270,628
E.ON International Finance BV
6.375%, 06/07/32 (GBP)	380,000	534,425
EDP Finance BV
3.875%, 03/11/30 (Reg-S) (EUR)	300,000	350,493
EDP SA
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (Reg-S) (EUR) (e)	200,000	232,545
EDP Servicios Financieros Espana SA
3.500%, 07/16/30 (Reg-S) (EUR)	107,000	123,361
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/24/30 (144A)	98,769	101,609
See accompanying notes to financial statements.
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	$557,847
4.250%, 07/18/29 (Reg-S) (b)	1,144,000	1,078,003
EnBW Energie Baden-Wuerttemberg AG
3.625%, 5Y EUR Swap + 1.177%, 02/10/56 (Reg-S) (EUR) (e)	500,000	561,815
ENEL Finance International NV
4.000%, 02/20/31 (Reg-S) (EUR)	365,000	428,630
Enel SpA
6.375%, 5Y EUR Swap + 3.486%, 04/16/28 (Reg-S) (EUR) (e)	200,000	239,213
Iberdrola Finanzas SA
4.247%, 5Y EUR Swap + 1.983%, 05/28/30 (Reg-S) (EUR) (e)	500,000	579,128
Investment Energy Resources Ltd.
6.250%, 04/26/29 (Reg-S)	245,000	241,226
JSW Hydro Energy Ltd.
4.125%, 05/18/31 (144A)	392,950	364,211
Minejesa Capital BV
4.625%, 08/10/30 (Reg-S)	162,250	159,798
5.625%, 08/10/37 (Reg-S)	225,000	214,594
National Grid Electricity Distribution PLC
3.500%, 10/16/26 (Reg-S) (GBP)	451,000	596,649
National Grid PLC
0.553%, 09/18/29 (Reg-S) (EUR)	134,000	140,982
Neoen Finco PLC
5.500%, 06/15/31 (144A) (EUR)	163,000	189,724
NextEra Energy Capital Holdings, Inc.
3.624%, 02/10/34 (EUR)	129,000	146,924
Saavi Energia SARL
8.875%, 02/10/35 (144A) (b)	330,000	361,020
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	214,659	215,889
Trinidad Generation UnLtd.
7.750%, 06/16/33 (144A)	211,000	221,814
		12,694,850
Energy-Alternate Sources — 0.2%
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28 (144A)	303,380	305,658
UEP Penonome II SA
6.500%, 10/01/38 (Reg-S)	436,489	391,530
		697,188
Engineering & Construction — 0.3%
Heathrow Funding Ltd.
6.450%, 12/10/33 (Reg-S) (GBP)	435,000	610,654
IRB Infrastructure Developers Ltd.
7.110%, 03/11/32 (Reg-S)	220,000	223,043
Kingston Airport Revenue Finance Ltd.
6.750%, 12/15/36 (Reg-S)	234,757	237,105
		1,070,802
Entertainment — 0.2%
Allwyn Entertainment Financing U.K. PLC
4.125%, 02/15/31 (Reg-S) (EUR)	114,000	128,236
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Flutter Treasury DAC
4.000%, 06/04/31 (144A) (EUR)	173,000	$194,667
6.125%, 06/04/31 (144A) (GBP)	154,000	203,898
Pinewood Finco PLC
6.000%, 03/27/30 (Reg-S) (GBP)	315,000	417,887
		944,688
Environmental Control — 0.0%
Ambipar Lux SARL
10.875%, 02/05/33 (Reg-S) (c)	248,000	56,420
Food — 0.6%
General Mills, Inc.
3.600%, 04/17/32 (EUR)	579,000	662,050
Grupo Nutresa SA
8.000%, 05/12/30 (Reg-S)	260,000	275,392
Loblaw Cos. Ltd.
6.540%, 02/17/33 (144A) (CAD)	604,000	482,233
Nestle Finance International Ltd.
2.800%, 05/29/35 (Reg-S) (CNY)	2,440,000	367,152
Woolworths Group Ltd.
2.800%, 05/20/30 (Reg-S) (AUD)	640,000	403,796
5.762%, 04/18/31 (Reg-S) (AUD)	140,000	98,226
		2,288,849
Forest Products & Paper — 0.0%
Sappi Papier Holding GmbH
4.500%, 03/15/32 (Reg-S) (EUR)	190,000	181,893
Gas — 0.2%
Cadent Finance PLC
3.750%, 04/16/33 (Reg-S) (EUR)	458,000	524,932
National Grid North America, Inc.
3.631%, 09/03/31 (Reg-S) (EUR)	100,000	115,335
		640,267
Healthcare-Products — 0.1%
Danaher Corp.
3.625%, 04/29/34 (EUR)	255,000	293,540
Healthcare-Services — 0.1%
IQVIA, Inc.
4.625%, 06/15/33 (144A) (EUR)	267,000	309,527
Insurance — 0.3%
Athene Global Funding
1.875%, 11/30/28 (Reg-S) (GBP)	360,000	441,868
3.716%, 08/22/32 (Reg-S) (EUR)	179,000	201,008
Chubb INA Holdings LLC
2.750%, 08/06/35 (Reg-S) (CNY)	2,000,000	294,324
3.050%, 08/06/55 (Reg-S) (CNY)	1,000,000	141,493
		1,078,693
Internet — 0.2%
Alphabet, Inc.
2.500%, 05/06/29 (EUR)	171,000	193,077
See accompanying notes to financial statements.
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Baidu, Inc.
3.000%, 03/12/35 (Reg-S) (CNY)	1,330,000	$202,328
Prosus NV
3.832%, 02/08/51 (Reg-S)	480,000	320,388
4.987%, 01/19/52 (Reg-S)	200,000	159,407
		875,200
Investment Companies — 0.1%
Gaci First Investment Co.
3.375%, 10/14/32 (Reg-S) (EUR)	400,000	447,706
Temasek Financial I Ltd.
2.750%, 08/28/34 (Reg-S) (CNY)	1,000,000	153,849
		601,555
Iron/Steel — 0.1%
Vale Overseas Ltd.
6.000%, 5Y H15 + 2.431%, 02/25/56 (144A) (e)	277,000	277,138
Lodging — 0.1%
Melco Resorts Finance Ltd.
6.500%, 09/24/33 (144A) (b)	280,000	274,201
Machinery-Construction & Mining — 0.2%
Eaton Capital ULC
3.550%, 03/10/34 (EUR)	540,000	617,743
Media — 0.0%
Grupo Televisa SAB
6.625%, 01/15/40	125,000	108,001
8.500%, 03/11/32	88,000	94,456
		202,457
Mining — 1.6%
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50 (Reg-S)	555,000	388,528
5.950%, 01/08/34 (144A)	1,144,000	1,178,948
5.950%, 01/08/34 (Reg-S)	1,740,000	1,793,155
Glencore Capital Finance DAC
3.750%, 02/04/32 (Reg-S) (EUR)	651,000	750,390
Marcobre SAC
5.750%, 01/22/36 (144A)	370,000	366,115
Navoi Mining & Metallurgical Co.
6.700%, 10/17/28 (144A)	245,000	251,145
Nickel Industries Ltd.
9.000%, 09/30/30 (Reg-S)	265,000	271,907
Sibanye-Stillwater U.K. Financing PLC
6.250%, 11/15/31 (144A)	278,000	275,118
Vedanta Resources Finance II PLC
7.000%, 07/13/32 (144A)	280,000	278,692
10.875%, 09/17/29 (144A)	355,000	377,359
Volcan Cia Minera SAA
8.500%, 10/28/32 (144A)	421,000	435,609
		6,366,966
Security Description	Principal Amount*	Value

Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
2.900%, 03/01/30 (EUR)	326,000	$368,925
Oil & Gas — 5.1%
BP Capital Markets PLC
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (Reg-S) (EUR) (e)	301,000	343,274
Ecopetrol SA
5.875%, 05/28/45	569,000	469,970
5.875%, 11/02/51	2,450,000	1,963,360
8.375%, 01/19/36	2,477,000	2,682,659
8.625%, 01/19/29	2,713,000	2,877,959
Empresa Nacional del Petroleo
4.500%, 09/14/47 (Reg-S)	1,375,000	1,143,931
Eni SpA
2.750%, 5Y EUR Swap + 2.771%, 02/11/30 (Reg-S) (EUR) (e)	300,000	327,962
4.125%, 5Y EUR Swap + 1.637%, 01/19/32 (Reg-S) (EUR) (e)	145,000	164,019
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	200,000	183,388
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	310,000	323,047
Petroleos de Venezuela SA
5.375%, 04/12/27 (Reg-S) (c)	987,800	362,029
6.000%, 11/15/26 (Reg-S) (c)	2,005,965	752,237
Petroleos Mexicanos
5.500%, 06/27/44 (b)	2,222,000	1,770,934
5.625%, 01/23/46 (b)	3,452,000	2,761,005
8.750%, 06/02/29	935,000	999,729
Raizen Fuels Finance SA
5.700%, 01/17/35 (Reg-S) †	200,000	110,500
6.250%, 07/08/32 (Reg-S) †	1,450,000	793,875
6.700%, 02/25/37 (144A) †	440,000	243,100
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
9.000%, 11/14/30 (144A)	278,000	273,135
Tecpetrol SA
7.625%, 11/03/30 (Reg-S)	270,000	277,636
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (Reg-S) (EUR) (e)	478,000	531,798
Wintershall Dea Finance BV
1.823%, 09/25/31 (Reg-S) (EUR)	600,000	617,294
		19,972,841
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226%, 03/11/30 (EUR)	184,000	210,360
Pharmaceuticals — 0.2%
BMS Ireland Capital Funding DAC
3.363%, 11/10/33 (EUR)	189,000	214,100
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (Reg-S) (EUR)	190,000	214,543
See accompanying notes to financial statements.
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Viatris, Inc.
4.250%, 06/17/33 (EUR)	159,000	$183,519
		612,162
Pipelines — 0.1%
QazaqGaz NC JSC
5.625%, 05/08/36 (144A)	366,000	359,987
Transportadora de Gas del Sur SA
7.750%, 11/20/35 (144A)	209,000	214,225
		574,212
Real Estate — 1.1%
alstria SARL
4.250%, 10/15/29 (Reg-S) (EUR)	200,000	223,496
Aroundtown SA
6.000%, 02/06/31 (AUD)	300,000	203,869
GLP Pte. Ltd.
9.750%, 05/20/28 (Reg-S)	270,000	228,624
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV
6.750%, 11/10/32 (Reg-S)	280,000	280,062
Port of Spain Waterfront Development
7.875%, 02/19/40 (144A)	1,026,667	1,072,353
7.875%, 02/19/40 (Reg-S)	1,612,800	1,684,570
Prologis International Funding II SA
1.625%, 06/17/32 (Reg-S) (EUR)	191,000	196,078
Swire Properties MTN Financing Ltd.
3.400%, 09/03/29 (Reg-S) (CNY)	2,810,000	430,407
		4,319,459
Real Estate Investment Trusts — 0.7%
American Tower Corp.
4.000%, 09/01/33 (EUR)	201,000	233,960
Champion MTN Ltd.
2.950%, 06/15/30 (Reg-S)	320,000	284,804
Digital Dutch Finco BV
1.000%, 01/15/32 (Reg-S) (EUR)	100,000	98,967
Digital Intrepid Holding BV
1.375%, 07/18/32 (Reg-S) (EUR)	543,000	540,414
Fibra Soma Trust F/6185
4.375%, 07/22/31 (Reg-S)	280,000	255,176
Realty Income Corp.
3.375%, 06/20/31 (EUR)	447,000	506,733
Trust 2401
4.869%, 01/15/30 (144A)	546,000	531,324
Trust Fibra Uno
4.869%, 01/15/30 (Reg-S)	282,000	271,363
Westfield America Management Ltd.
2.625%, 03/30/29 (Reg-S) (GBP)	195,000	243,073
		2,965,814
Retail — 0.1%
Zhongsheng Group Holdings Ltd.
5.980%, 01/30/28 (Reg-S)	286,000	272,415
Security Description	Principal Amount*	Value

Savings & Loans — 0.4%
Nationwide Building Society
1.125%, 05/31/28 (Reg-S) (EUR)	1,000,000	$1,107,214
4.000%, 5Y EUR Swap + 1.850%, 07/30/35 (Reg-S) (EUR) (e)	224,000	258,163
5.500%, 5Y UKG + 1.400%, 07/14/36 (Reg-S) (GBP) (e)	160,000	211,953
		1,577,330
Software — 0.2%
Fidelity National Information Services, Inc.
3.450%, 03/10/30 (EUR)	160,000	182,457
OAK-Eagle Acquireco, Inc.
6.250%, 07/01/33 (144A) (EUR)	360,000	430,696
		613,153
Telecommunications — 1.1%
Bell Telephone Co. of Canada or Bell Canada
5.850%, 11/10/32 (CAD)	671,000	516,967
Fibercop SpA
4.750%, 06/30/30 (Reg-S) (EUR)	375,000	436,569
NTT Finance Corp.
3.325%, 11/01/29 (144A) (EUR)	152,000	173,914
3.559%, 11/01/31 (144A) (EUR)	149,000	170,643
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	312,000	310,985
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	365,000	362,288
Telecom Argentina SA
9.250%, 05/28/33 (Reg-S)	265,000	282,621
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, 10/28/29 (144A)	283,000	283,089
TELUS Corp.
4.950%, 02/18/31 (CAD)	8,000	5,901
5.750%, 09/08/33 (CAD)	726,000	558,189
5.950%, 09/08/53 (CAD)	394,000	303,185
Verizon Communications, Inc.
3.000%, 03/23/31 (AUD)	230,000	143,232
Vmed O2 U.K. Financing I PLC
5.625%, 04/15/32 (Reg-S) (EUR)	275,000	276,539
Vodafone Group PLC
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (Reg-S) (EUR) (e)	100,000	110,088
8.000%, 5Y UKG + 3.837%, 08/30/86 (Reg-S) (GBP) (e)	220,000	315,649
		4,249,859
Transportation — 2.3%
Empresa de Transporte de Pasajeros Metro SA
5.000%, 01/25/47 (Reg-S)	200,000	181,022
FedEx Corp.
3.500%, 07/30/32 (EUR)	176,000	200,202
Guangzhou Metro Investment Finance BVI Ltd.
2.150%, 08/19/28 (Reg-S) (CNY)	1,060,000	156,646
2.150%, 09/04/28 (Reg-S) (CNY)	2,940,000	434,473
Kazakhstan Temir Zholy National Co. JSC
5.250%, 04/29/36 (144A)	900,000	873,118
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36 (Reg-S)	754,039	717,500
See accompanying notes to financial statements.
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Lima Metro Line 2 Finance Ltd.
5.875%, 07/05/34 (Reg-S)	528,182	$539,561
MTR Corp. Ltd.
3.050%, 09/20/54 (Reg-S) (CNY)	4,650,000	707,652
SNCF Reseau
1.125%, 05/25/30 (Reg-S) (EUR)	4,100,000	4,351,673
Transnet SOC Ltd.
8.250%, 02/06/28 (Reg-S)	882,000	915,787
		9,077,634
Water — 0.6%
Anglian Water Services Financing PLC
5.875%, 06/20/31 (Reg-S) (GBP)	225,000	303,066
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.875%, 10/24/29 (Reg-S) (EUR)	180,000	210,324
Severn Trent Utilities Finance PLC
4.000%, 03/05/34 (Reg-S) (EUR)	530,000	613,458
Suez SACA
4.500%, 11/13/33 (Reg-S) (EUR)	500,000	595,402
Veolia Environnement SA
1.625%, 09/21/32 (Reg-S) (EUR)	200,000	204,480
3.324%, 06/17/32 (Reg-S) (EUR)	200,000	227,080
4.322%, 5Y EUR Swap + 1.837%, 10/24/32 (Reg-S) (EUR) (e)	300,000	339,866
		2,493,676
Total Corporate Bonds & Notes (Cost $118,964,848)		118,763,942

U.S. Treasury & Government Agencies—2.1%
U.S. Treasury — 2.1%
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31 (f)	4,498,394	4,129,636
1.250%, 04/15/31 (f)	4,350,951	4,215,275
Total U.S. Treasury & Government Agencies (Cost $8,455,973)		8,344,911

Non-Agency Mortgage-Backed Securities—1.9%
Collateralized Mortgage Obligations — 0.7%
BINOM Mortgage Loan Trust
5.060%, 02/25/66 (144A) (e)	217,838	215,953
COLT Mortgage Loan Trust
5.288%, 06/25/71 (144A) (e)	330,000	328,896
Cross Mortgage Trust
5.094%, 03/25/71 (144A) (e)	613,073	608,245
5.268%, 05/25/71 (144A) (e)	282,545	281,324
HOMES Trust
5.262%, 04/27/71 (144A) (e)	296,001	294,236
OBX Trust
5.063%, 04/26/66 (144A) (e)	232,080	230,282
SG Residential Mortgage Trust
5.188%, 04/25/66 (144A) (e)	374,461	371,317
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
4.998%, 04/25/71 (144A) (e)	346,506	$344,122
		2,674,375
Commercial Mortgage-Backed Securities — 1.2%
BAMLL Trust
5.476%, 1M TSFR + 1.850%, 02/15/42 (144A) (e)	661,065	662,268
BX Commercial Mortgage Trust
5.118%, 1M TSFR + 1.492%, 10/15/41 (144A) (e)	256,101	256,901
DTP Commercial Mortgage Trust
6.038%, 01/15/41 (144A) (e)	144,000	144,377
Great Wolf Trust
5.167%, 1M TSFR + 1.542%, 03/15/39 (144A) (e)	688,000	689,290
HILT Commercial Mortgage Trust
5.167%, 1M TSFR + 1.541%, 05/15/37 (144A) (e)	260,000	260,163
JP Morgan Chase Commercial Mortgage Securities Trust
3.691%, 12/15/47 (144A) (e)	1,500,000	880,770
LV Trust
5.274%, 10/10/41 (144A) (e)	250,000	250,594
NJ Trust
6.697%, 01/06/29 (144A) (e)	301,751	310,457
ORL Trust
5.118%, 1M TSFR + 1.493%, 12/15/39 (144A) (e)	227,270	227,696
SHOPS Commercial Mortgage Trust
4.971%, 05/05/39 (144A) (e)	369,000	366,315
SWCH Commercial Mortgage Trust
5.068%, 1M TSFR + 1.443%, 02/15/42 (144A) (e)	675,231	671,011
		4,719,842
Total Non-Agency Mortgage-Backed Securities (Cost $7,805,781)		7,394,217

Asset-Backed Securities—1.8%
Asset-Backed - Automobile — 0.2%
Ally Bank Auto Credit-Linked Notes
5.117%, 09/15/32 (144A)	114,940	115,275
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	81,321	82,263
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	105,954	106,097
Securitized Term Auto Receivables Trust
5.038%, 07/25/31 (144A)	84,851	85,308
Tesla Auto Lease Trust
5.110%, 08/21/28 (144A)	386,000	386,761
		775,704
Asset-Backed - Home Equity — 0.1%
RCKT Mortgage Trust
5.124%, 04/25/56 (144A) (a)	372,365	371,290
Asset-Backed - Other — 1.4%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	108,102
AGL CLO 16 Ltd.
5.075%, 3M TSFR + 1.400%, 01/20/35 (144A) (e)	375,000	374,138
See accompanying notes to financial statements.
BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
AGL CLO 17 Ltd.
5.072%, 3M TSFR + 1.400%, 01/21/35 (144A) (e)	500,000	$499,157
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	25,831	25,924
Arbour CLO VII DAC
3.581%, 3M EURIBOR + 1.180%, 12/15/38 (Reg-S) (EUR) (e)	500,000	571,700
Aurium CLO II DAC
3.347%, 3M EURIBOR + 0.930%, 06/22/34 (144A) (EUR) (e)	571,654	652,915
Capital Street Master Trust
4.743%, SOFR30A + 1.150%, 05/16/30 (144A) (e)	185,000	184,999
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	102,013
Clover CLO LLC
5.117%, 3M TSFR + 1.450%, 01/25/35 (144A) (e)	456,364	457,023
Dell Equipment Finance Trust
4.820%, 08/22/30 (144A)	250,000	250,701
HINNT LLC
5.490%, 03/15/43 (144A)	79,154	79,851
Lendmark Funding Trust
4.860%, 02/21/34 (144A)	101,000	100,636
M&T Equipment Notes
4.990%, 08/18/31 (144A)	27,050	27,077
Magnetite XIX Ltd.
5.130%, 3M TSFR + 1.450%, 04/17/34 (144A) (e)	272,765	272,791
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.175%, 3M TSFR + 1.500%, 01/20/37 (144A) (e)	470,000	469,934
NMEF Funding LLC
5.150%, 12/15/31 (144A)	96,912	97,204
6.570%, 06/17/30 (144A)	6,902	6,908
OCP CLO Ltd.
5.130%, 3M TSFR + 1.450%, 01/17/39 (144A) (e)	360,000	360,177
PEAC Solutions Receivables LLC
5.200%, 07/20/32 (144A)	126,000	126,786
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	62,221	62,355
Sound Point Euro CLO 12 Funding DAC
3.518%, 3M EURIBOR + 1.280%, 01/20/39 (Reg-S) (EUR) (e)	572,000	654,013
		5,484,404
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	482,958
Total Asset-Backed Securities (Cost $7,214,366)		7,114,356

Short-Term Investments—3.2%
Repurchase Agreement—2.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $8,964,577; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $9,143,336	8,963,954	8,963,954
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—0.9%
U.S. Treasury Bills
3.606%, 08/06/26 (g)	3,705,900	$3,692,503
Total Short-Term Investments (Cost $12,656,491)		12,656,457

Securities Lending Reinvestments (h)—1.6%
Short-Term Investment Funds—0.7%
Allspring Government Money Market Fund, Select Class 3.570% (i)	300,000	300,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (i)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (i)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (i)	300,000	300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (i)	300,000	300,000
HSBC U.S. Government Money Market Fund, Class I 3.560% (i)	5,000	5,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (i)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (i)	300,000	300,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (i)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (i)	300,000	300,000
Western Asset Institutional Government Reserves Fund, Institutional Class 3.530% (i)	5,000	5,000
		2,810,000

Repurchase Agreements—0.9%
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $954,634; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $973,727	954,538	954,538
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
See accompanying notes to financial statements.
BHFTI-41

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,372,190; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,399,496	1,372,050	$1,372,050
		3,426,588
Total Securities Lending Reinvestments (Cost $6,236,588)		6,236,588
Total Investments—99.3% (Cost $398,609,966)		391,380,319
Other assets and liabilities (net)—0.7%		2,850,332
Net Assets—100.0%		$394,230,651

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was
$2,730,467, which is 0.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $8,561,894 and the collateral received consisted of cash in the amount of $6,236,588 and non-cash collateral with a value of $2,652,455. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Principal amount of security is adjusted for inflation.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$65,232,568, which is 16.5% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $146,016,906, which is
37.0% of net assets.

Country Diversification as of June 30, 2026 (Unaudited)	% of Net Assets
United States	8.1
Japan	7.5
Colombia	6.2
Canada	6.0
United Kingdom	5.9
Mexico	4.4
China	3.9
France	3.8
Brazil	2.9
Turkey	2.9

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Braskem Idesa SAPI, 6.990%, 02/20/32	10/14/21	USD	292,000	$291,889	$183,960
Braskem Netherlands Finance BV, 4.500%, 01/10/28	01/19/24-11/07/25	USD	2,273,000	1,765,684	1,399,032
Raizen Fuels Finance SA, 5.700%, 01/17/35	05/14/25	USD	200,000	182,622	110,500
Raizen Fuels Finance SA, 6.250%, 07/08/32	10/09/25-02/05/26	USD	1,450,000	1,178,265	793,875
Raizen Fuels Finance SA, 6.700%, 02/25/37	02/20/25-02/21/25	USD	440,000	439,246	243,100
					$2,730,467
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$13,670,771	$213,278,925	$8 ,434,988	$229,297,067
See accompanying notes to financial statements.
BHFTI-42

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(677,433)	$—	$—	$—	$(677,433)
Foreign Government	(5,559,155)	—	—	—	(5,559,155)
Total Borrowings	$(6,236,588)	$—	$—	$—	$(6,236,588)
Gross amount of recognized liabilities for securities lending transactions					$(6,236,588)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	289,104	SSBT	07/09/26	USD	206,852	$(6,714)
BRL	2,651,973	BOA	07/02/26	USD	508,235	5,484
BRL	666,466	BBP	07/02/26	USD	131,300	(2,198)
BRL	2,029,357	BBP	07/02/26	USD	393,775	(664)
BRL	1,070,193	BBP	07/02/26	USD	206,788	521
BRL	906,406	BBP	07/02/26	USD	174,197	1,385
BRL	1,436,366	BNP	07/02/26	USD	276,252	1,990
BRL	1,207,527	CBNA	07/02/26	USD	232,933	979
BRL	4,255,537	CBNA	07/02/26	USD	818,373	5,977
BRL	2,603,303	DBAG	07/02/26	USD	505,739	(1,448)
BRL	9,398,165	DBAG	07/02/26	USD	1,804,044	16,495
BRL	6,365,768	HSBCU	07/02/26	USD	1,224,068	9,058
BRL	2,591,005	HSBCU	08/04/26	USD	494,372	3,689
BRL	4,440,540	HSBCU	08/04/26	USD	847,270	6,322
CAD	3,368,469	BOA	07/09/26	USD	2,431,830	(56,028)
CLP	1,678,523,333	MSB	07/15/26	USD	1,890,761	(69,756)
CLP	482,174,587	MSB	07/15/26	USD	543,142	(20,038)
CNH	1,783,072	SSBT	08/07/26	USD	264,031	(843)
CNH	1,032,193	SSBT	08/07/26	USD	152,695	(340)
CNH	989,248	SSBT	08/07/26	USD	146,128	(111)
CNH	1,422,403	SSBT	08/07/26	USD	209,662	290
COP	3,160,929,880	BOA	07/15/26	USD	914,827	7,121
COP	7,503,109,223	HSBCU	07/15/26	USD	2,170,254	18,177
EUR	10,056,195	MSB	09/11/26	USD	11,708,945	(184,831)
EUR	317,195	SSBT	09/11/26	USD	362,149	1,347
GBP	1,499,999	BNP	07/16/26	USD	2,042,310	(52,659)
GBP	1,937,539	GSI	07/16/26	USD	2,563,521	6,497
GBP	3,384,405	HSBCU	07/16/26	USD	4,482,899	6,294
GBP	332,814	SSBT	07/16/26	USD	453,690	(12,233)
GBP	328,880	SSBT	07/16/26	USD	443,537	(7,300)
GBP	202,940	SSBT	07/16/26	USD	272,877	(3,690)
GBP	148,056	SSBT	07/16/26	USD	199,958	(3,571)
GBP	276,669	SSBT	07/16/26	USD	370,541	(3,558)
HUF	550,281,187	HSBCU	07/23/26	USD	1,825,084	(59,402)
IDR	19,911,944,020	GSI	07/16/26	USD	1,144,365	(32,179)
KRW	3,174,118,797	GSI	07/16/26	USD	2,076,698	(27,467)
KRW	364,006,206	MSB	07/16/26	USD	243,556	(8,551)
MYR	7,444,161	BBP	09/17/26	USD	1,837,157	(8,091)
MYR	2,162,880	BBP	09/17/26	USD	527,950	3,480
MYR	7,710,342	BBP	09/17/26	USD	1,882,063	12,405
MYR	2,080,343	GSI	09/17/26	USD	513,665	(2,515)
See accompanying notes to financial statements.
BHFTI-43

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	99,817,443	SCB	07/21/26	USD	3,128,583	$8,228
ZAR	14,470,059	SSBT	07/16/26	USD	891,101	(8,735)
ZAR	7,898,482	SSBT	07/16/26	USD	486,408	(4,768)
ZAR	5,311,645	SSBT	07/16/26	USD	323,376	522
ZAR	9,730,959	SSBT	07/16/26	USD	592,437	945
ZAR	4,888,427	SSBT	07/16/26	USD	296,372	1,718
ZAR	8,955,622	SSBT	07/16/26	USD	542,949	3,154
ZAR	3,370,188	SSBT	07/16/26	USD	199,563	5,946

Contracts to Deliver
AUD	4,285,383	MSB	07/09/26	USD	3,065,918	99,279
AUD	122,630	SSBT	07/09/26	USD	85,567	674
AUD	109,805	SSBT	07/09/26	USD	77,262	1,248
AUD	669,540	SSBT	07/09/26	USD	471,932	8,431
AUD	564,456	SSBT	07/09/26	USD	405,179	14,424
BRL	1,552,931	BOA	07/02/26	USD	307,005	6,184
BRL	8,115,036	BOA	07/02/26	USD	1,590,544	18,563
BRL	19,012,173	BOA	07/02/26	USD	3,726,379	43,492
BRL	891,779	BBP	07/02/26	USD	172,186	(563)
BRL	1,660,759	BBP	07/02/26	USD	325,330	3,621
BRL	1,358,382	BBP	07/02/26	USD	266,789	3,654
BRL	4,255,537	CBNA	08/04/26	USD	812,079	(5,950)
BRL	1,105,520	DBAG	08/04/26	USD	211,963	(547)
BRL	120,435	GSI	08/04/26	USD	23,029	(122)
BRL	6,365,768	HSBCU	08/04/26	USD	1,214,656	(9,017)
CAD	1,607,439	BNP	07/09/26	USD	1,175,667	41,931
CAD	24,071,529	CBNA	07/09/26	USD	17,582,118	604,321
CAD	7,683,141	GSI	07/09/26	USD	5,408,168	(10,799)
CAD	262,534	SSBT	07/09/26	USD	187,680	2,513
CAD	693,680	SSBT	07/09/26	USD	497,980	8,723
CAD	459,877	SSBT	07/09/26	USD	333,605	9,250
CAD	1,483,378	SSBT	07/09/26	USD	1,084,965	38,729
CAD	4,283,791	SSBT	07/09/26	USD	3,150,566	129,182
CLP	482,370,674	HSBCU	07/15/26	USD	539,390	16,073
CLP	1,679,205,942	HSBCU	07/15/26	USD	1,877,697	55,951
CNH	20,675,460	HSBCU	08/07/26	USD	3,047,240	(4,532)
CNH	108,102,088	MSB	08/07/26	USD	15,959,731	3,474
CNH	2,071,846	SSBT	08/07/26	USD	306,683	871
CNH	5,168,874	SSBT	08/07/26	USD	767,678	4,733
COP	10,062,383,046	CBNA	07/15/26	USD	2,633,959	(300,935)
COP	2,757,991,960	CBNA	07/15/26	USD	789,181	(15,242)
COP	2,200,819,460	CBNA	07/15/26	USD	629,750	(12,163)
COP	2,579,775,850	JPMC	07/15/26	USD	729,833	(22,610)
COP	583,399,507	JPMC	07/15/26	USD	165,047	(5,113)
EUR	3,260,050	BOA	09/11/26	USD	3,721,383	(14,542)
EUR	22,770,277	BNP	08/07/26	USD	26,499,251	443,741
EUR	16,942,528	CBNA	07/08/26	USD	20,064,955	701,748
EUR	531,467	GSI	09/11/26	USD	605,623	(3,423)
EUR	16,606,014	HSBCU	08/26/26	USD	19,235,576	218,423
EUR	12,141,457	HSBCU	09/02/26	USD	14,128,582	220,106
EUR	1,876,067	JPMC	09/11/26	USD	2,145,479	(4,441)
EUR	2,644,227	MSB	09/11/26	USD	3,078,809	48,600
EUR	219,856	SSBT	09/11/26	USD	251,670	(280)
EUR	297,339	SSBT	09/11/26	USD	340,564	(179)
EUR	107,901	SSBT	09/11/26	USD	125,473	1,821
EUR	215,799	SSBT	09/11/26	USD	251,063	3,764
GBP	454,540	BOA	07/16/26	USD	618,831	15,914
See accompanying notes to financial statements.
BHFTI-44

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	1,189,152	CBNA	07/16/26	USD	1,594,591	$17,259
GBP	21,066,192	CBNA	07/16/26	USD	28,470,853	527,927
GBP	1,048,409	GSI	07/16/26	USD	1,380,712	(9,934)
GBP	380,554	GSI	07/16/26	USD	509,982	5,202
GBP	205,339	SSBT	07/16/26	USD	271,945	(425)
GBP	217,539	SSBT	07/16/26	USD	292,430	3,878
HUF	1,178,092,223	DBAG	07/23/26	USD	3,794,422	14,288
HUF	72,195,756	SSBT	07/23/26	USD	234,885	3,231
IDR	32,843,768,158	BOA	07/16/26	USD	1,827,344	(7,151)
IDR	6,239,877,809	BNP	07/16/26	USD	350,456	1,927
IDR	16,621,837,028	CBNA	07/16/26	USD	928,402	(13)
IDR	5,178,067,410	CBNA	07/16/26	USD	289,218	(4)
IDR	5,178,067,409	CBNA	07/16/26	USD	290,003	781
IDR	16,621,837,027	CBNA	07/16/26	USD	930,924	2,508
IDR	76,164,469,973	MSB	07/16/26	USD	4,436,679	182,498
JPY	4,767,542,011	MSB	08/27/26	USD	29,937,601	485,346
JPY	20,056,621	SSBT	08/27/26	USD	125,726	1,823
KRW	2,353,563,549	BOA	07/16/26	USD	1,597,835	78,360
MXN	16,756,522	SSBT	08/06/26	USD	958,438	2,989
NZD	30,606	SSBT	07/09/26	USD	17,868	480
PEN	1,904,589	CBNA	07/15/26	USD	551,479	(5,473)
PEN	1,579,219	CBNA	07/15/26	USD	457,267	(4,538)
PLN	2,320,267	SSBT	07/23/26	USD	636,766	19,991
THB	70,980,416	BOA	08/07/26	USD	2,173,546	30,653
THB	95,392,704	SSBT	08/07/26	USD	2,921,675	41,777
ZAR	21,852,911	CBNA	07/16/26	USD	1,320,856	(11,708)
ZAR	31,764,467	GSI	07/16/26	USD	1,931,243	(5,716)
ZAR	6,041,514	SSBT	07/16/26	USD	359,650	(8,754)
ZAR	5,389,010	SSBT	07/16/26	USD	325,674	(2,942)
ZAR	8,178,550	SSBT	07/16/26	USD	496,998	(1,720)
ZAR	3,808,825	SSBT	07/16/26	USD	231,711	(546)

Cross Currency Contracts to Buy
CAD	3,018,535	GSI	07/09/26	AUD	3,055,930	13,465
Net Unrealized Appreciation						$3,284,773
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	09/15/26	31	AUD	3,242,414	$9,474
Australian 10 Year Treasury Bond Futures	09/15/26	34	AUD	3,733,795	33,294
Canada Government Bond 5 Year Futures	09/18/26	45	CAD	5,089,500	33,570
Euro-Bobl Futures	09/08/26	35	EUR	4,038,300	(3,236)
Euro-BTP Futures	09/08/26	41	EUR	4,893,350	68,821
Euro-Bund Futures	09/08/26	47	EUR	5,984,980	56,829
Euro-Buxl 30 Year Bond Futures	09/08/26	10	EUR	1,112,200	37,467
Euro-OAT Futures	09/08/26	34	EUR	4,079,320	49,301
Euro-Schatz Futures	09/08/26	24	EUR	2,543,040	5,459
Japanese Government Bond 10 Year Futures	09/14/26	5	JPY	638,850,000	18,285
U.K. Long Gilt Bond Futures	09/28/26	6	GBP	535,260	11,135
U.S. Treasury Long Bond Futures	09/21/26	9	USD	1,021,500	14,893
See accompanying notes to financial statements.
BHFTI-45

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	09/30/26	528	USD	56,520,750	$99,116
U.S. Treasury Ultra Long Bond Futures	09/21/26	56	USD	6,504,750	124,989

Futures Contracts—Short
Canada Government Bond 10 Year Futures	09/18/26	(34)	CAD	(4,117,740)	(50,152)
U.S. Treasury Note 2 Year Futures	09/30/26	(66)	USD	(13,604,766)	10,665
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	(83)	USD	(9,334,906)	(69,516)
Net Unrealized Appreciation					$450,394
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	12.490%	Maturity	01/02/29	BRL	19,666,000	$(113,674)	$—	$(113,674)
Pay	1-Day CDI	Maturity	12.555%	Maturity	01/02/29	BRL	19,666,000	(108,618)	—	(108,618)
Pay	1-Day CDI	Maturity	12.618%	Maturity	01/02/29	BRL	39,375,080	(217,096)	—	(217,096)
Pay	1-Day CDI	Maturity	12.682%	Maturity	01/02/29	BRL	23,178,000	(122,108)	—	(122,108)
Pay	1-Day CDI	Maturity	13.020%	Maturity	01/02/29	BRL	20,650,000	(77,862)	—	(77,862)
Pay	1-Day CDI	Maturity	13.185%	Maturity	01/02/31	BRL	20,015,293	(90,339)	—	(90,339)
Pay	1-Day CDI	Maturity	13.220%	Maturity	01/02/29	BRL	22,451,630	(67,573)	—	(67,573)
Pay	1-Day CDI	Maturity	13.500%	Maturity	01/02/31	BRL	15,978,715	(45,606)	—	(45,606)
Pay	1-Day CDI	Maturity	13.500%	Maturity	01/02/31	BRL	4,383,000	(12,535)	—	(12,535)
Pay	1-Day CDI	Maturity	13.651%	Maturity	01/02/29	BRL	36,003,000	(45,073)	—	(45,073)
Pay	1-Day CDI	Maturity	13.993%	Maturity	01/02/29	BRL	10,840,000	(1,841)	—	(1,841)
Pay	3M NZDBB	Quarterly	4.153%	Quarterly	03/19/35	NZD	3,204,000	30,708	—	30,708
Pay	3M NZDBB	Quarterly	4.155%	Quarterly	03/19/35	NZD	1,626,000	15,755	—	15,755
Pay	7-Day CNRR	Quarterly	1.571%	Quarterly	02/20/30	CNY	53,440,000	38,655	—	38,655
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	04/03/30	CNY	16,879,000	13,433	—	13,433
Pay	7-Day CNRR	Quarterly	1.591%	Quarterly	04/03/30	CNY	18,231,000	15,294	—	15,294
Totals								$(788,480)	$—	$(788,480)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.45.V1	(1.000%)	Quarterly	06/20/31	0.681%	USD	2,046,000	$(28,865)	$(12,221)	$(16,644)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.45.V1	1.000%	Quarterly	06/20/31	1.405%	USD	6,410,000	$(113,265)	$(236,592)	$123,327
CDX.NA.IG.46.V1	1.000%	Quarterly	06/20/31	0.509%	USD	2,033,000	44,604	32,488	12,116
Totals							$(68,661)	$(204,104)	$135,443
See accompanying notes to financial statements.
BHFTI-46

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Peru Government International Bonds	(1.000%)	Quarterly	06/20/31	0.624%	USD	5,860,000	$(99,163)	$(76,088)	$(23,075)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$135,443	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$39,719
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,331,845	Unrealized depreciation on forward foreign currency exchange contracts	1,047,072
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	113,845	Unrealized depreciation on centrally cleared swap contracts (a) (b)	902,325
	Unrealized appreciation on futures contracts (b) (c)	573,298	Unrealized depreciation on futures contracts (b) (c)	122,904
Total		$5,154,431		$2,112,020

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$205,771	$(77,721)	$—	$128,050
Barclays Bank PLC	25,066	(11,516)	—	13,550
BNP Paribas SA	489,589	(52,659)	—	436,930
Citibank NA	1,861,500	(356,026)	—	1,505,474
Deutsche Bank AG	30,783	(1,995)	—	28,788
Goldman Sachs International	25,164	(25,164)	—	—
HSBC Bank USA	554,093	(72,951)	—	481,142
Morgan Stanley Bank NA	819,197	(283,176)	—	536,021
Standard Chartered Bank	8,228	—	—	8,228
See accompanying notes to financial statements.
BHFTI-47

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
State Street Bank and Trust Co.	$312,454	$(66,709)	$—	$245,745
	$4,331,845	$(947,917)	$—	$3,383,928
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$77,721	$(77,721)	$—	$—
Barclays Bank PLC	11,516	(11,516)	—	—
BNP Paribas SA	52,659	(52,659)	—	—
Citibank NA	356,026	(356,026)	—	—
Deutsche Bank AG	1,995	(1,995)	—	—
Goldman Sachs International	92,155	(25,164)	—	66,991
HSBC Bank USA	72,951	(72,951)	—	—
JPMorgan Chase Bank NA	32,164	—	—	32,164
Morgan Stanley Bank NA	283,176	(283,176)	—	—
State Street Bank and Trust Co.	66,709	(66,709)	—	—
	$1,047,072	$(947,917)	$—	$99,155

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$399,830	$399,830
Futures contracts	(890,899)	—	—	(890,899)
Swap contracts	127,268	71,562	—	198,830
	$(763,631)	$71,562	$399,830	$(292,239)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$4,322,642	$4,322,642
Futures contracts	536,798	—	—	536,798
Swap contracts	(826,162)	57,582	—	(768,580)
	$(289,364)	$57,582	$4,322,642	$4,090,860
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$289,492,238
Futures contracts long	85,425,998
Futures contracts short	(14,960,723)
Swap contracts	68,802,242

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-48

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$230,869,848	$—	$230,869,848
Total Corporate Bonds & Notes*	—	118,763,942	—	118,763,942
Total U.S. Treasury & Government Agencies*	—	8,344,911	—	8,344,911
Total Non-Agency Mortgage-Backed Securities*	—	7,394,217	—	7,394,217
Total Asset-Backed Securities*	—	7,114,356	—	7,114,356
Total Short-Term Investments*	—	12,656,457	—	12,656,457
Securities Lending Reinvestments
Short-Term Investment Funds	2,810,000	—	—	2,810,000
Repurchase Agreements	—	3,426,588	—	3,426,588
Total Securities Lending Reinvestments	2,810,000	3,426,588	—	6,236,588
Total Investments	$2,810,000	$388,570,319	$—	$391,380,319
Collateral for Securities Loaned (Liability)	$—	$(6,236,588)	$—	$(6,236,588)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,331,845	$—	$4,331,845
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,047,072)	—	(1,047,072)
Total Forward Contracts	$—	$3,284,773	$—	$3,284,773
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$573,298	$—	$—	$573,298
Futures Contracts (Unrealized Depreciation)	(122,904)	—	—	(122,904)
Total Futures Contracts	$450,394	$—	$—	$450,394
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$249,288	$—	$249,288
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(942,044)	—	(942,044)
Total Centrally Cleared Swap Contracts	$—	$(692,756)	$—	$(692,756)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-49

Brighthouse Funds Trust I
AB International Bond Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$391,380,319
Cash	1,086,172
Cash denominated in foreign currencies (c)	1,124,251
Cash collateral (d)	4,129,833
Unrealized appreciation on forward foreign currency exchange contracts	4,331,845
Receivable for:
Investments sold	2,790,547
Fund shares sold	11,349
Interest	5,652,199
Variation margin on centrally cleared swap contracts	95,208
Total Assets	410,601,723
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,047,072
Collateral for securities loaned	6,236,588
Payable for:
Investments purchased	8,316,177
Fund shares redeemed	60,689
Foreign taxes	53
Variation margin on futures contracts	149,789
Accrued Expenses:
Management fees	168,333
Distribution and service fees	3,024
Deferred trustees’ fees	153,004
Other expenses	236,343
Total Liabilities	16,371,072
Net Assets	$394,230,651
Net Assets Consist of:
Paid in surplus	$527,766,757
Distributable earnings (Accumulated losses) (e)	(133,536,106)
Net Assets	$394,230,651
Net Assets
Class A	$379,296,803
Class B	14,933,848
Capital Shares Outstanding*
Class A	47,887,166
Class B	1,896,196
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.92
Class B	7.88

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $398,609,966.
(b)	Includes securities loaned at value of $8,561,894.
(c)	Identified cost of cash denominated in foreign currencies was $1,126,844.
(d)	Includes collateral of $1,377,811 for futures contracts, $318,000 for OTC derivative contracts and $2,434,022 for centrally cleared swap contracts.
(e)	Includes foreign capital gains tax of $53.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest (a)	$11,627,295
Securities lending income, net	4,940
Total investment income	11,632,235
Expenses
Management fees	1,021,962
Administration fees	23,837
Custodian and accounting fees	50,781
Distribution and service fees—Class B	17,971
Audit and tax services	48,250
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	7,306
Insurance	1,724
Miscellaneous	19,757
Total expenses	1,254,577
Net Investment Income	10,377,658
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,590,604
Futures contracts	(890,899)
Swap contracts	198,830
Foreign currency transactions	(112,734)
Forward foreign currency transactions	399,830
Net realized gain (loss)	5,185,631
Net change in unrealized appreciation (depreciation) on:
Investments (b)	(7,908,301)
Futures contracts	536,798
Swap contracts	(768,580)
Foreign currency transactions	(73,680)
Forward foreign currency transactions	4,322,642
Net change in unrealized appreciation (depreciation)	(3,891,121)
Net realized and unrealized gain (loss)	1,294,510
Net Increase (Decrease) in Net Assets From Operations	$11,672,168

(a)	Net of foreign withholding taxes of $9,712.
(b)	Includes change in foreign capital gains tax of $10,674.
See accompanying notes to financial statements.
BHFTI-50

Brighthouse Funds Trust I
AB International Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,377,658	$21,665,757
Net realized gain (loss)	5,185,631	(5,926,477)
Net change in unrealized appreciation (depreciation)	(3,891,121)	16,156,007
Increase (decrease) in net assets from operations	11,672,168	31,895,287
From Distributions to Shareholders
Class A	(12,583,755)	(37,756,497)
Class B	(460,643)	(1,179,103)
Total distributions	(13,044,398)	(38,935,600)
Increase (decrease) in net assets from capital share transactions	(5,200,744)	(51,959,609)
Total increase (decrease) in net assets	(6,572,974)	(58,999,922)
Net Assets
Beginning of period	400,803,625	459,803,547
End of period	$394,230,651	$400,803,625

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	90,952	$733,830	216,781	$1,787,133
Reinvestments	1,592,880	12,583,755	4,981,068	37,756,497
Redemptions	(2,394,683)	(19,133,106)	(11,491,821)	(93,135,045)
Net increase (decrease)	(710,851)	$(5,815,521)	(6,293,972)	$(53,591,415)
Class B
Sales	157,988	$1,259,559	298,094	$2,332,059
Reinvestments	58,606	460,643	156,380	1,179,103
Redemptions	(139,693)	(1,105,425)	(234,089)	(1,879,356)
Net increase (decrease)	76,901	$614,777	220,385	$1,631,806
Increase (decrease) derived from capital shares transactions		$(5,200,744)		$(51,959,609)
See accompanying notes to financial statements.
BHFTI-51

Brighthouse Funds Trust I
AB International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.95	$8.14	$7.98	$7.70	$10.40	$10.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.41	0.41	0.32	0.28	0.27
Net realized and unrealized gain (loss)	0.03	0.20	0.04	0.37	(1.87)	(0.47)
Total income (loss) from investment operations	0.24	0.61	0.45	0.69	(1.59)	(0.20)
Less Distributions
Distributions from net investment income	(0.27)	(0.80)	(0.29)	(0.41)	(1.02)	(0.01)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.09)	(0.04)
Total distributions	(0.27)	(0.80)	(0.29)	(0.41)	(1.11)	(0.05)
Net Asset Value, End of Period	$7.92	$7.95	$8.14	$7.98	$7.70	$10.40
Total Return (%) (b)	3.03 (c)	7.99	5.73	9.27	(15.47)	(1.83)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63 (d)	0.62	0.61	0.63	0.59	0.58
Net ratio of expenses to average net assets (%) (e)	0.63 (d)	0.62	0.61	0.63	0.59	0.58
Ratio of net investment income (loss) to average net assets (%)	5.29 (d)	5.15	5.07	4.14	3.28	2.58
Portfolio turnover rate (%)	60 (c)	109	98	104	122	98
Net assets, end of period (in millions)	$379.3	$386.4	$446.9	$531.7	$543.9	$811.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.90	$8.09	$7.93	$7.66	$10.35	$10.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.39	0.39	0.30	0.26	0.25
Net realized and unrealized gain (loss)	0.03	0.20	0.04	0.36	(1.86)	(0.48)
Total income (loss) from investment operations	0.23	0.59	0.43	0.66	(1.60)	(0.23)
Less Distributions
Distributions from net investment income	(0.25)	(0.78)	(0.27)	(0.39)	(1.00)	(0.00) (f)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.09)	(0.04)
Total distributions	(0.25)	(0.78)	(0.27)	(0.39)	(1.09)	(0.04)
Net Asset Value, End of Period	$7.88	$7.90	$8.09	$7.93	$7.66	$10.35
Total Return (%) (b)	2.94 (c)	7.77	5.54	8.91	(15.64)	(2.12)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (d)	0.87	0.86	0.88	0.84	0.83
Net ratio of expenses to average net assets (%) (e)	0.88 (d)	0.87	0.86	0.88	0.84	0.83
Ratio of net investment income (loss) to average net assets (%)	5.05 (d)	4.90	4.86	3.90	3.08	2.38
Portfolio turnover rate (%)	60 (c)	109	98	104	122	98
Net assets, end of period (in millions)	$14.9	$14.4	$12.9	$11.6	$9.9	$11.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Distributions from net investment income were less than $0.01.
See accompanying notes to financial statements.
BHFTI-52

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.0%
L3Harris Technologies, Inc.	6,750	$1,961,483
StandardAero, Inc. (a) (b)	236,339	7,068,899
		9,030,382
Automobile Components — 1.3%
Aptiv PLC (b)	62,593	3,841,958
Banks — 4.7%
Fifth Third Bancorp	141,673	7,986,107
First Citizens BancShares, Inc. - Class A (a)	1,480	3,079,569
Regions Financial Corp.	109,381	3,303,306
		14,368,982
Beverages — 3.4%
Keurig Dr. Pepper, Inc. (a)	232,835	7,620,689
Primo Brands Corp. (a)	114,634	2,801,655
		10,422,344
Building Products — 1.3%
Carlisle Cos., Inc. (a)	5,671	2,057,155
Owens Corning (a)	11,965	1,901,957
		3,959,112
Capital Markets — 1.2%
Ameriprise Financial, Inc.	4,846	2,223,151
Coinbase Global, Inc. - Class A (b)	9,925	1,450,936
		3,674,087
Chemicals — 3.5%
Eastman Chemical Co.	38,578	2,583,954
RPM International, Inc.	73,172	8,133,068
		10,717,022
Commercial Services & Supplies — 3.3%
Copart, Inc. (b)	31,768	895,540
Republic Services, Inc.	42,645	9,086,797
		9,982,337
Construction & Engineering — 0.6%
API Group Corp. (b)	41,306	1,749,309
Construction Materials — 2.6%
Amrize Ltd. (b)	38,075	2,029,398
Vulcan Materials Co.	20,329	5,997,258
		8,026,656
Electric Utilities — 6.4%
American Electric Power Co., Inc. (a)	75,401	10,315,611
FirstEnergy Corp. (a)	195,002	9,270,395
		19,586,006
Electronic Equipment, Instruments & Components — 6.6%
CDW Corp. (a)	54,942	7,727,043
Keysight Technologies, Inc. (b)	27,512	9,631,126
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Novanta, Inc. (a) (b)	16,552	$2,685,396
		20,043,565
Energy Equipment & Services — 2.4%
Baker Hughes Co.	130,272	7,230,096
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One - Class C (b)	25,441	2,420,457
Financial Services — 0.6%
Rocket Cos., Inc. - Class A (a) (b)	112,853	1,777,435
Ground Transportation — 3.0%
Canadian Pacific Kansas City Ltd.	69,350	6,009,177
Knight-Swift Transportation Holdings, Inc.	39,070	3,042,381
		9,051,558
Health Care Equipment & Supplies — 2.4%
Alcon AG (a)	74,913	5,026,662
Globus Medical, Inc. - Class A (b)	28,255	2,232,428
		7,259,090
Health Care Providers & Services — 3.2%
Labcorp Holdings, Inc. (a)	34,927	9,779,560
Household Durables — 1.5%
Somnigroup International, Inc.	59,318	4,650,531
Household Products — 2.9%
Church & Dwight Co., Inc.	92,130	8,925,554
Insurance — 4.2%
Arch Capital Group Ltd. (b)	73,786	7,161,669
Loews Corp.	50,707	5,740,540
		12,902,209
IT Services — 2.3%
Okta, Inc. (b)	51,364	7,008,618
Life Sciences Tools & Services — 6.2%
Charles River Laboratories International, Inc. (a) (b)	33,128	7,513,099
Qiagen NV	40,635	1,588,828
Revvity, Inc. (a)	39,538	4,398,998
Waters Corp. (b)	14,097	5,286,939
		18,787,864
Machinery — 6.0%
Donaldson Co., Inc.	17,904	1,607,242
Gates Industrial Corp. PLC (b)	218,455	6,110,186
Ingersoll Rand, Inc. (a)	31,710	2,599,903
Mueller Industries, Inc.	21,950	2,698,314
Toro Co.	52,960	5,159,363
		18,175,008
Metals & Mining — 1.9%
Freeport-McMoRan, Inc.	51,379	3,231,225
See accompanying notes to financial statements.
BHFTI-53

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Escrow Shares—0.0%
Security Description	Shares	Value
Metals & Mining—(Continued)
Hecla Mining Co.	25,455	$392,771
Nucor Corp.	9,476	2,110,779
		5,734,775
Mortgage Real Estate Investment Trusts — 1.5%
Annaly Capital Management, Inc.	207,492	4,639,521
Oil, Gas & Consumable Fuels — 5.5%
EOG Resources, Inc.	38,540	4,999,794
EQT Corp.	93,933	4,994,418
Valero Energy Corp.	26,620	6,932,913
		16,927,125
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	10,233	620,836
Jacobs Solutions, Inc.	30,761	3,875,886
		4,496,722
Real Estate Management & Development — 1.7%
CBRE Group, Inc. - Class A (b)	38,603	5,199,438
Semiconductors & Semiconductor Equipment — 4.7%
ON Semiconductor Corp. (a) (b)	45,553	4,306,581
Qnity Electronics, Inc.	62,202	10,158,208
		14,464,789
Specialized REITs — 1.5%
Weyerhaeuser Co.	190,623	4,563,515
Specialty Retail — 1.7%
AutoZone, Inc. (b)	1,652	5,279,693
Textiles, Apparel & Luxury Goods — 0.9%
PVH Corp. (a)	36,220	2,689,697
Trading Companies & Distributors — 2.1%
AerCap Holdings NV	37,515	5,468,937
WESCO International, Inc.	2,633	909,517
		6,378,454
Water Utilities — 1.9%
American Water Works Co., Inc. (a)	43,805	5,763,862
Total Common Stocks (Cost $232,322,193)		299,507,331

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (b) (c) (d) (Cost $175,712)	30,257	0

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	277,348	$0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 09/23/33 (b) (Cost $0)	84,465	0

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $3,979,932; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $4,059,428	3,979,656	3,979,656
Total Short-Term Investments (Cost $3,979,656)		3,979,656

Securities Lending Reinvestments (e)—15.9%
Short-Term Investment Funds—10.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (f)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (f)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (f)	1,000,000	1,000,000
		32,000,000

Repurchase Agreements—5.4%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,000,104; collateralized by various Common Stock with an aggregate market value of $1,114,586	1,000,000	1,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
See accompanying notes to financial statements.
BHFTI-54

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,000,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $2,042,927; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,094,491; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,116,271	1,094,379	1,094,379
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,216	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $2,001,474; collateralized by various Common Stock with an aggregate market value of $2,229,252	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $400,042; collateralized by various Common Stock with an aggregate market value of $446,105	400,000	$400,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
		16,494,379
Total Securities Lending Reinvestments (Cost $48,494,379)		48,494,379
Total Investments—115.5% (Cost $284,971,940)		351,981,366
Other assets and liabilities (net)—(15.5)%		(47,142,722)
Net Assets—100.0%		$304,838,644

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $61,300,780 and the collateral received consisted of cash in the amount of
$48,494,379 and non-cash collateral with a value of $13,952,219. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$62,654,697	$0	$89,801,315
See accompanying notes to financial statements.
BHFTI-55

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(48,494,379)	$—	$—	$—	$(48,494,379)
Gross amount of recognized liabilities for securities lending transactions					$(48,494,379)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$299,507,331	$—	$—	$299,507,331
Total Warrants*	—	—	0	0
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	3,979,656	—	3,979,656
Securities Lending Reinvestments
Short-Term Investment Funds	32,000,000	—	—	32,000,000
Repurchase Agreements	—	16,494,379	—	16,494,379
Total Securities Lending Reinvestments	32,000,000	16,494,379	—	48,494,379
Total Investments	$331,507,331	$20,474,035	$0	$351,981,366
Collateral for Securities Loaned (Liability)	$—	$(48,494,379)	$—	$(48,494,379)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTI-56

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$351,981,366
Receivable for:
Investments sold	2,280,671
Fund shares sold	6,177
Dividends and interest	370,232
Total Assets	354,638,446
Liabilities
Collateral for securities loaned	48,494,379
Payable for:
Investments purchased	435,226
Fund shares redeemed	327,874
Accrued Expenses:
Management fees	164,503
Distribution and service fees	24,864
Deferred trustees’ fees	269,685
Other expenses	83,271
Total Liabilities	49,799,802
Net Assets	$304,838,644
Net Assets Consist of:
Paid in surplus	$220,677,200
Distributable earnings (Accumulated losses)	84,161,444
Net Assets	$304,838,644
Net Assets
Class A	$182,239,317
Class B	122,599,327
Capital Shares Outstanding*
Class A	17,924,220
Class B	12,069,151
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.17
Class B	10.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $284,971,940.
(b)	Includes securities loaned at value of $61,300,780.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,373,895
Interest	99,917
Securities lending income, net	24,947
Total investment income	2,498,759
Expenses
Management fees	1,101,264
Administration fees	16,049
Custodian and accounting fees	12,458
Distribution and service fees—Class B	151,446
Audit and tax services	24,803
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	12,479
Insurance	1,284
Miscellaneous	6,032
Total expenses	1,388,804
Less management fee waiver	(106,113)
Net expenses	1,282,691
Net Investment Income	1,216,068
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,785,272
Foreign currency transactions	182
Net realized gain (loss)	16,785,454
Net change in unrealized appreciation (depreciation) on:
Investments	19,256,784
Foreign currency transactions	8
Net change in unrealized appreciation (depreciation)	19,256,792
Net realized and unrealized gain (loss)	36,042,246
Net Increase (Decrease) in Net Assets From Operations	$37,258,314

(a)	Net of foreign withholding taxes of $4,519.
See accompanying notes to financial statements.
BHFTI-57

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,216,068	$3,365,371
Net realized gain (loss)	16,785,454	28,780,120
Net change in unrealized appreciation (depreciation)	19,256,792	(14,210,355)
Increase (decrease) in net assets from operations	37,258,314	17,935,136
From Distributions to Shareholders
Class A	(19,632,278)	(33,013,033)
Class B	(12,860,502)	(22,066,341)
Total distributions	(32,492,780)	(55,079,374)
Increase (decrease) in net assets from capital share transactions	(587,614)	23,615,339
Total increase (decrease) in net assets	4,177,920	(13,528,899)
Net Assets
Beginning of period	300,660,724	314,189,623
End of period	$304,838,644	$300,660,724

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	6,241	$67,358	188,343	$2,093,165
Reinvestments	1,991,103	19,632,278	3,464,117	33,013,033
Redemptions	(1,870,266)	(20,140,888)	(1,659,665)	(17,005,290)
Net increase (decrease)	127,078	$(441,252)	1,992,795	$18,100,908
Class B
Sales	89,024	$959,645	447,689	$4,690,629
Reinvestments	1,305,635	12,860,502	2,317,893	22,066,341
Redemptions	(1,302,629)	(13,966,509)	(2,023,407)	(21,242,539)
Net increase (decrease)	92,030	$(146,362)	742,175	$5,514,431
Increase (decrease) derived from capital shares transactions		$(587,614)		$23,615,339
See accompanying notes to financial statements.
BHFTI-58

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.11	$11.63	$11.23	$12.04	$15.80	$12.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.13	0.17	0.16	0.16	0.10
Net realized and unrealized gain (loss)	1.22	0.45	1.15	0.85	(1.15)	3.51
Total income (loss) from investment operations	1.27	0.58	1.32	1.01	(0.99)	3.61
Less Distributions
Distributions from net investment income	(0.13)	(0.19)	(0.16)	(0.16)	(0.10)	(0.13)
Distributions from net realized capital gains	(1.08)	(1.91)	(0.76)	(1.66)	(2.67)	0.00
Total distributions	(1.21)	(2.10)	(0.92)	(1.82)	(2.77)	(0.13)
Net Asset Value, End of Period	$10.17	$10.11	$11.63	$11.23	$12.04	$15.80
Total Return (%) (b)	12.97 (c)	6.09	12.12	9.30	(4.70)	29.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82 (d)	0.82	0.80	0.80	0.77	0.77
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.75	0.74	0.73	0.71	0.71
Ratio of net investment income (loss) to average net assets (%)	0.91 (d)	1.21	1.41	1.37	1.21	0.69
Portfolio turnover rate (%)	21 (c)	35	16	22	23	28
Net assets, end of period (in millions)	$182.2	$179.9	$183.8	$231.3	$258.5	$356.9

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.08	$11.60	$11.20	$12.01	$15.76	$12.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.10	0.14	0.13	0.13	0.06
Net realized and unrealized gain (loss)	1.22	0.45	1.15	0.85	(1.15)	3.49
Total income (loss) from investment operations	1.26	0.55	1.29	0.98	(1.02)	3.55
Less Distributions
Distributions from net investment income	(0.10)	(0.16)	(0.13)	(0.13)	(0.06)	(0.09)
Distributions from net realized capital gains	(1.08)	(1.91)	(0.76)	(1.66)	(2.67)	0.00
Total distributions	(1.18)	(2.07)	(0.89)	(1.79)	(2.73)	(0.09)
Net Asset Value, End of Period	$10.16	$10.08	$11.60	$11.20	$12.01	$15.76
Total Return (%) (b)	12.91 (c)	5.77	11.86	9.02	(4.97)	28.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.07 (d)	1.07	1.05	1.05	1.02	1.02
Net ratio of expenses to average net assets (%) (e)	1.00 (d)	1.00	0.99	0.98	0.96	0.96
Ratio of net investment income (loss) to average net assets (%)	0.66 (d)	0.95	1.17	1.13	0.98	0.44
Portfolio turnover rate (%)	21 (c)	35	16	22	23	28
Net assets, end of period (in millions)	$122.6	$120.8	$130.4	$137.1	$136.8	$164.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-59

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	7,341,421	$342,330,475
American Funds American Mutual Fund (Class R-6)	4,140,433	266,354,059
American Funds Capital World Bond Fund (Class 1) (a)	4,154,627	41,670,906
American Funds EUPAC Fund (Class 1) (a)	11,347,745	265,423,757
American Funds Fundamental Investors Fund (Class R-6)	3,164,052	327,574,265
American Funds Growth Fund (Class 1)	2,261,703	312,680,439
American Funds Growth-Income Fund (Class 1)	4,262,247	297,590,073
American Funds High-Income Trust Fund (Class R-6)	5,732,464	56,292,795
American Funds International Growth & Income Fund (Class R-6)	6,526,192	324,155,950
American Funds New World Fund (Class 1)	2,515,582	88,598,811
American Funds Smallcap World Fund, Inc. (Class R-6)	1,659,949	148,897,392
American Funds The Bond Fund of America (Class 1)	14,662,267	139,291,539
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,515,017	$41,758,399
American Funds Washington Mutual Investors Fund (Class 1)	16,676,953	296,849,771
Total Investment Companies (Cost $2,323,778,648)		2,949,468,631
Total Investments—100.1% (Cost $2,323,778,648)		2,949,468,631
Other assets and liabilities (net)—(0.1)%		(1,835,854)
Net Assets—100.0%		$2,947,632,777

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
American Funds Capital World Bond Fund (Class 1)	$43,552,630	$563,969	$(1,639,875)	$(305,993)	$(499,825)	$41,670,906
American Funds EUPAC Fund (Class 1)	266,222,009	24,618,772	(38,822,359)	8,832,558	4,572,777	265,423,757
American Funds International Growth & Income Fund (Class R-6)*	324,114,724	3,205,744	(38,399,492)	6,912,590	28,322,384	324,155,950
	$633,889,363	$28,388,485	$(78,861,726)	$15,439,155	$32,395,336	$631,250,613

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
American Funds Capital World Bond Fund (Class 1)	$—	$407,545	4,154,627
American Funds EUPAC Fund (Class 1)	18,716,615	5,853,438	11,347,745
American Funds International Growth & Income Fund (Class R-6)*	—	3,193,952	6,526,192
	$18,716,615	$9,454,935

* Not on affiliated issuer as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$148,019,138	$0	$258,168,499
See accompanying notes to financial statements.
BHFTI-60

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,949,468,631	$—	$—	$2,949,468,631
Total Investments	$2,949,468,631	$—	$—	$2,949,468,631

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-61

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$2,642,373,968
Affiliated investments at value (b)	307,094,663
Receivable for:
Investments sold	1,336,699
Affiliated investments sold	2,666
Fund shares sold	15,646
Dividends	482,927
Total Assets	2,951,306,569
Liabilities
Payable for:
Investments purchased	482,927
Fund shares redeemed	1,355,010
Accrued Expenses:
Management fees	150,843
Distribution and service fees	1,307,642
Deferred trustees’ fees	269,684
Other expenses	107,686
Total Liabilities	3,673,792
Net Assets	$2,947,632,777
Net Assets Consist of:
Paid in surplus	$2,127,271,190
Distributable earnings (Accumulated losses)	820,361,587
Net Assets	$2,947,632,777
Net Assets
Class B	$51,827,615
Class C	2,895,805,162
Capital Shares Outstanding*
Class B	5,252,148
Class C	298,476,485
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.87
Class C	9.70

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,054,297,487.
(b)	Identified cost of affiliated investments was $269,481,161.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$13,755,393
Dividends from Affiliated Underlying Portfolios	6,260,983
Total investment income	20,016,376
Expenses
Management fees	907,887
Administration fees	14,703
Custodian and accounting fees	7,288
Distribution and service fees—Class B	61,936
Distribution and service fees—Class C	7,804,951
Audit and tax services	17,529
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	21,579
Insurance	12,367
Miscellaneous	12,595
Total expenses	8,923,824
Net Investment Income	11,092,552
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	59,973,900
Affiliated investments	8,526,565
Capital gain distributions from Underlying Portfolios	106,958,393
Capital gain distributions from Affiliated Underlying Portfolios	18,716,615
Net realized gain (loss)	194,175,473
Net change in unrealized appreciation (depreciation) on:
Investments	99,920,876
Affiliated investments	(38,664,117)
Net change in unrealized appreciation (depreciation)	61,256,759
Net realized and unrealized gain (loss)	255,432,232
Net Increase (Decrease) in Net Assets From Operations	$266,524,784
See accompanying notes to financial statements.
BHFTI-62

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,092,552	$28,831,104
Net realized gain (loss)	194,175,473	310,660,415
Net change in unrealized appreciation (depreciation)	61,256,759	187,110,813
Increase (decrease) in net assets from operations	266,524,784	526,602,332
From Distributions to Shareholders
Class B	(6,043,070)	(3,748,297)
Class C	(335,745,902)	(231,527,679)
Total distributions	(341,788,972)	(235,275,976)
Increase (decrease) in net assets from capital share transactions	94,913,849	(197,360,224)
Total increase (decrease) in net assets	19,649,661	93,966,132
Net Assets
Beginning of period	2,927,983,116	2,834,016,984
End of period	$2,947,632,777	$2,927,983,116

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	85,324	$877,815	112,591	$1,079,471
Reinvestments	619,802	6,043,070	410,997	3,748,297
Redemptions	(219,901)	(2,297,859)	(340,211)	(3,272,699)
Net increase (decrease)	485,225	$4,623,026	183,377	$1,555,069
Class C
Sales	1,836,682	$18,669,837	6,136,437	$57,320,826
Reinvestments	35,010,000	335,745,902	25,753,914	231,527,679
Redemptions	(25,592,471)	(264,124,916)	(51,574,626)	(487,763,798)
Net increase (decrease)	11,254,211	$90,290,823	(19,684,275)	$(198,915,293)
Increase (decrease) derived from capital shares transactions		$94,913,849		$(197,360,224)
See accompanying notes to financial statements.
BHFTI-63

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.19	$9.24	$8.49	$8.02	$11.95	$10.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.13	0.13	0.13	0.13	0.12
Net realized and unrealized gain (loss)	0.92	1.66	1.12	1.44	(2.36)	1.59
Total income (loss) from investment operations	0.98	1.79	1.25	1.57	(2.23)	1.71
Less Distributions
Distributions from net investment income	(0.17)	(0.15)	(0.14)	(0.21)	(0.15)	(0.12)
Distributions from net realized capital gains	(1.13)	(0.69)	(0.36)	(0.89)	(1.55)	(0.37)
Total distributions	(1.30)	(0.84)	(0.50)	(1.10)	(1.70)	(0.49)
Net Asset Value, End of Period	$9.87	$10.19	$9.24	$8.49	$8.02	$11.95
Total Return (%) (b)	9.79 (c)	20.32	14.96	20.66	(18.37)	16.21
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.08 (e)	1.34	1.48	1.63	1.44	1.03
Portfolio turnover rate (%)	5 (c)	9	5	5	11	25
Net assets, end of period (in millions)	$51.8	$48.6	$42.4	$37.8	$30.8	$38.0

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.02	$9.10	$8.37	$7.92	$11.80	$10.60
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.09	0.10	0.10	0.10	0.08
Net realized and unrealized gain (loss)	0.90	1.63	1.10	1.42	(2.32)	1.58
Total income (loss) from investment operations	0.94	1.72	1.20	1.52	(2.22)	1.66
Less Distributions
Distributions from net investment income	(0.13)	(0.11)	(0.11)	(0.18)	(0.11)	(0.09)
Distributions from net realized capital gains	(1.13)	(0.69)	(0.36)	(0.89)	(1.55)	(0.37)
Total distributions	(1.26)	(0.80)	(0.47)	(1.07)	(1.66)	(0.46)
Net Asset Value, End of Period	$9.70	$10.02	$9.10	$8.37	$7.92	$11.80
Total Return (%) (b)	9.60 (c)	19.90	14.57	20.27	(18.52)	15.91
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62 (e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	0.76 (e)	1.00	1.14	1.27	1.10	0.70
Portfolio turnover rate (%)	5 (c)	9	5	5	11	25
Net assets, end of period (in millions)	$2,895.8	$2,879.4	$2,791.7	$2,783.4	$2,569.8	$3,503.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-64

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	6,984,971	$325,709,219
American Funds American Mutual Fund (Class R-6)	4,419,157	284,284,335
American Funds Capital World Bond Fund (Class 1) (a)	10,610,608	106,424,396
American Funds EUPAC Fund (Class 1) (a)	11,677,391	273,134,179
American Funds Fundamental Investors Fund (Class R-6)	3,148,572	325,971,660
American Funds Growth Fund (Class 1)	2,513,457	347,485,452
American Funds Growth-Income Fund (Class 1)	5,252,217	366,709,805
American Funds High-Income Trust Fund (Class R-6)	17,909,969	175,875,896
American Funds International Growth & Income Fund (Class R-6) (a)	7,098,748	352,594,834
American Funds New World Fund (Class 1)	2,305,297	81,192,550
American Funds Smallcap World Fund, Inc. (Class R-6)	1,369,606	122,853,646
American Funds The Bond Fund of America (Class 1) (a)	53,872,427	511,788,055
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	34,056,100	$404,586,468
American Funds Washington Mutual Investors Fund (Class 1)	18,271,280	325,228,786
Total Investment Companies (Cost $3,472,725,415)		4,003,839,281
Total Investments—100.1% (Cost $3,472,725,415)		4,003,839,281
Other assets and liabilities (net)—(0.1)%		(2,378,283)
Net Assets—100.0%		$4,001,460,998

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
American Funds Capital World Bond Fund (Class 1)	$110,795,438	$1,049,655	$(3,383,718)	$(673,261)	$(1,363,718)	$106,424,396
American Funds EUPAC Fund (Class 1)	274,565,840	25,393,147	(40,549,204)	9,832,737	3,891,659	273,134,179
American Funds International Growth & Income Fund (Class R-6)	354,990,700	3,469,028	(44,546,010)	8,166,757	30,514,359	352,594,834
American Funds The Bond Fund of America (Class 1)	532,478,344	3,904,181	(23,579,047)	(5,008,168)	3,992,745	511,788,055
American Funds Washington Mutual Investors Fund (Class 1)*	322,250,532	29,197,746	(20,292,990)	4,355,850	(10,282,352)	325,228,786
	$1,595,080,854	$63,013,757	$(132,350,969)	$16,673,915	$26,752,693	$1,569,170,250

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
American Funds Capital World Bond Fund (Class 1)	$—	$1,042,312	10,610,608
American Funds EUPAC Fund (Class 1)	19,319,675	6,042,039	11,677,391
American Funds International Growth & Income Fund (Class R-6)	—	3,461,373	7,098,748
American Funds The Bond Fund of America (Class 1)	—	3,854,836	53,872,427
American Funds Washington Mutual Investors Fund (Class 1)*	28,077,563	1,110,364	18,271,280
	$47,397,238	$15,510,924

* Not on affiliated issuer as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$171,690,206	$0	$324,260,502
See accompanying notes to financial statements.
BHFTI-65

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$4,003,839,281	$—	$—	$4,003,839,281
Total Investments	$4,003,839,281	$—	$—	$4,003,839,281

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-66

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$2,759,897,817
Affiliated investments at value (b)	1,243,941,464
Receivable for:
Investments sold	1,564,992
Affiliated investments sold	30,462
Fund shares sold	25,667
Dividends	2,530,540
Total Assets	4,007,990,942
Liabilities
Due to custodian	146
Payable for:
Investments purchased	2,530,540
Fund shares redeemed	1,620,975
Accrued Expenses:
Management fees	194,208
Distribution and service fees	1,792,392
Deferred trustees’ fees	269,684
Other expenses	121,999
Total Liabilities	6,529,944
Net Assets	$4,001,460,998
Net Assets Consist of:
Paid in surplus	$3,262,666,137
Distributable earnings (Accumulated losses)	738,794,861
Net Assets	$4,001,460,998
Net Assets
Class B	$19,927,091
Class C	3,981,533,907
Capital Shares Outstanding*
Class B	2,049,011
Class C	413,483,889
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.73
Class C	9.63

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,266,889,641.
(b)	Identified cost of affiliated investments was $1,205,835,774.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$22,042,058
Dividends from Affiliated Underlying Portfolios	14,400,560
Total investment income	36,442,618
Expenses
Management fees	1,173,940
Administration fees	14,703
Custodian and accounting fees	7,156
Distribution and service fees—Class B	23,870
Distribution and service fees—Class C	10,815,275
Audit and tax services	17,529
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	30,405
Insurance	17,170
Miscellaneous	15,768
Total expenses	12,178,805
Net Investment Income	24,263,813
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	58,885,594
Affiliated investments	12,318,065
Capital gain distributions from Underlying Portfolios	115,556,481
Capital gain distributions from Affiliated Underlying Portfolios	19,319,675
Net realized gain (loss)	206,079,815
Net change in unrealized appreciation (depreciation) on:
Investments	91,828,941
Affiliated investments	(41,800,194)
Net change in unrealized appreciation (depreciation)	50,028,747
Net realized and unrealized gain (loss)	256,108,562
Net Increase (Decrease) in Net Assets From Operations	$280,372,375
See accompanying notes to financial statements.
BHFTI-67

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,263,813	$68,374,600
Net realized gain (loss)	206,079,815	330,798,699
Net change in unrealized appreciation (depreciation)	50,028,747	227,754,355
Increase (decrease) in net assets from operations	280,372,375	626,927,654
From Distributions to Shareholders
Class B	(2,058,478)	(1,373,993)
Class C	(405,528,028)	(310,658,259)
Total distributions	(407,586,506)	(312,032,252)
Increase (decrease) in net assets from capital share transactions	95,959,587	(263,833,866)
Total increase (decrease) in net assets	(31,254,544)	51,061,536
Net Assets
Beginning of period	4,032,715,542	3,981,654,006
End of period	$4,001,460,998	$4,032,715,542

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	26,796	$275,422	163,844	$1,555,744
Reinvestments	213,757	2,058,478	149,509	1,373,993
Redemptions	(83,716)	(855,177)	(132,134)	(1,281,709)
Net increase (decrease)	156,837	$1,478,723	181,219	$1,648,028
Class C
Sales	2,051,941	$20,989,340	5,596,716	$53,292,690
Reinvestments	42,508,179	405,528,028	34,100,797	310,658,259
Redemptions	(32,535,897)	(332,036,504)	(65,952,914)	(629,432,843)
Net increase (decrease)	12,024,223	$94,480,864	(26,255,401)	$(265,481,894)
Increase (decrease) derived from capital shares transactions		$95,959,587		$(263,833,866)
See accompanying notes to financial statements.
BHFTI-68

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.11	$9.37	$8.81	$8.37	$11.89	$11.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.20	0.20	0.18	0.17	0.13
Net realized and unrealized gain (loss)	0.66	1.35	0.84	1.15	(2.16)	1.23
Total income (loss) from investment operations	0.74	1.55	1.04	1.33	(1.99)	1.36
Less Distributions
Distributions from net investment income	(0.24)	(0.22)	(0.18)	(0.23)	(0.18)	(0.17)
Distributions from net realized capital gains	(0.88)	(0.59)	(0.30)	(0.66)	(1.35)	(0.39)
Total distributions	(1.12)	(0.81)	(0.48)	(0.89)	(1.53)	(0.56)
Net Asset Value, End of Period	$9.73	$10.11	$9.37	$8.81	$8.37	$11.89
Total Return (%) (b)	7.44 (c)	17.35	12.07	16.72	(16.53)	12.55
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.32	0.32	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	1.54 (e)	2.07	2.13	2.10	1.76	1.16
Portfolio turnover rate (%)	4 (c)	8	5	5	9	21
Net assets, end of period (in millions)	$19.9	$19.1	$16.0	$14.6	$11.9	$14.7

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.00	$9.27	$8.73	$8.29	$11.78	$11.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.16	0.16	0.14	0.13	0.10
Net realized and unrealized gain (loss)	0.66	1.34	0.83	1.16	(2.13)	1.21
Total income (loss) from investment operations	0.72	1.50	0.99	1.30	(2.00)	1.31
Less Distributions
Distributions from net investment income	(0.21)	(0.18)	(0.15)	(0.20)	(0.14)	(0.14)
Distributions from net realized capital gains	(0.88)	(0.59)	(0.30)	(0.66)	(1.35)	(0.39)
Total distributions	(1.09)	(0.77)	(0.45)	(0.86)	(1.49)	(0.53)
Net Asset Value, End of Period	$9.63	$10.00	$9.27	$8.73	$8.29	$11.78
Total Return (%) (b)	7.26 (c)	17.02	11.60	16.49	(16.76)	12.14
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62 (e)	0.62	0.62	0.62	0.62	0.61
Ratio of net investment income (loss) to average net assets (%) (f)	1.23 (e)	1.71	1.77	1.71	1.44	0.83
Portfolio turnover rate (%)	4 (c)	8	5	5	9	21
Net assets, end of period (in millions)	$3,981.5	$4,013.6	$3,965.6	$4,059.9	$3,862.7	$5,068.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-69

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds Growth Fund (Class 1) (a)	14,707,031	$2,033,247,018
Total Investment Companies (Cost $1,447,796,536)		2,033,247,018
Total Investments—100.1% (Cost $1,447,796,536)		2,033,247,018
Other assets and liabilities (net)—(0.1)%		(1,288,515)
Net Assets—100.0%		$2,031,958,503

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
American Funds Growth Fund (Class 1)	$1,989,165,533	$188,345,487	$(105,739,568)	$46,976,099	$(85,500,533)	$2,033,247,018

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
American Funds Growth Fund (Class 1)	$171,494,475	$1,969,580	14,707,031
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$188,345,487	$0	$105,739,568
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,033,247,018	$—	$—	$2,033,247,018
Total Investments	$2,033,247,018	$—	$—	$2,033,247,018

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-70

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments in Master Fund at value (a)	$2,033,247,018
Receivable for:
Investments in Master Fund sold	893,333
Fund shares sold	55,952
Total Assets	2,034,196,303
Liabilities
Due to custodian	146
Payable for:
Fund shares redeemed	949,139
Accrued Expenses:
Distribution and service fees	906,080
Deferred trustees’ fees	269,684
Other expenses	112,751
Total Liabilities	2,237,800
Net Assets	$2,031,958,503
Net Assets Consist of:
Paid in surplus	$1,232,365,101
Distributable earnings (Accumulated losses)	799,593,402
Net Assets	$2,031,958,503
Net Assets
Class C	$2,031,958,503
Capital Shares Outstanding*
Class C	166,731,077
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$12.19

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments in Master Fund was $1,447,796,536.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Master Fund	$1,969,580
Total investment income	1,969,580
Expenses
Administration fees	14,207
Custodian and accounting fees	7,217
Distribution and service fees—Class C	5,334,633
Audit and tax services	17,479
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	24,448
Insurance	8,326
Miscellaneous	8,761
Total expenses	5,478,060
Net Investment Loss	(3,508,480)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in Master Fund	46,976,099
Capital gain distributions from Master Fund	171,494,475
Net realized gain (loss)	218,470,574
Net change in unrealized appreciation (depreciation) on investments in Master Fund	(85,500,533)
Net realized and unrealized gain (loss)	132,970,041
Net Increase (Decrease) in Net Assets From Operations	$129,461,561
See accompanying notes to financial statements.
BHFTI-71

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(3,508,480)	$(6,091,938)
Net realized gain (loss)	218,470,574	278,481,220
Net change in unrealized appreciation (depreciation)	(85,500,533)	84,576,854
Increase (decrease) in net assets from operations	129,461,561	356,966,136
From Distributions to Shareholders
Class C	(272,667,459)	(177,725,753)
Total distributions	(272,667,459)	(177,725,753)
Increase (decrease) in net assets from capital share transactions	187,302,774	(51,023,980)
Total increase (decrease) in net assets	44,096,876	128,216,403
Net Assets
Beginning of period	1,987,861,627	1,859,645,224
End of period	$2,031,958,503	$1,987,861,627

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class C
Sales	5,203,198	$67,013,105	11,589,132	$140,420,328
Reinvestments	22,836,471	272,667,459	15,190,235	177,725,753
Redemptions	(11,537,580)	(152,377,790)	(29,423,103)	(369,170,061)
Net increase (decrease)	16,502,089	$187,302,774	(2,643,736)	$(51,023,980)
Increase (decrease) derived from capital shares transactions		$187,302,774		$(51,023,980)
See accompanying notes to financial statements.
BHFTI-72

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Financial Highlights
Selected per share data
	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.23	$12.16	$10.04	$8.52	$15.93	$14.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.00) (b)	0.00 (b)	0.00 (b)	(0.02)
Net realized and unrealized gain (loss)	0.86	2.31	3.01	3.05	(4.76)	2.95
Total income (loss) from investment operations	0.84	2.27	3.01	3.05	(4.76)	2.93
Less Distributions
Distributions from net investment income	(0.09)	(0.01)	(0.00) (c)	(0.16)	(0.07)	0.00
Distributions from net realized capital gains	(1.79)	(1.19)	(0.89)	(1.37)	(2.58)	(1.12)
Total distributions	(1.88)	(1.20)	(0.89)	(1.53)	(2.65)	(1.12)
Net Asset Value, End of Period	$12.19	$13.23	$12.16	$10.04	$8.52	$15.93
Total Return (%) (d)	6.65 (e)	19.88	31.23	37.99	(30.16)	21.62
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.56 (g)	0.56	0.57	0.57	0.56	0.56
Ratio of net investment income (loss) to average net assets (%) (h)	(0.36) (g)	(0.32)	(0.00) (i)	0.03	0.03	(0.10)
Portfolio turnover rate (%)	5 (e)	10	3	7	4	13
Net assets, end of period (in millions)	$2,032.0	$1,987.9	$1,859.6	$1,669.7	$1,378.4	$1,911.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(g)	Computed on an annualized basis.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Master Fund in which it invests.
(i)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-73

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	2,051,222	$95,648,471
American Funds American Mutual Fund (Class R-6)	2,365,641	152,181,700
American Funds Capital World Bond Fund (Class 1) (a)	6,477,927	64,973,607
American Funds EUPAC Fund (Class 1)	4,470,318	104,560,732
American Funds Fundamental Investors Fund (Class R-6)	923,097	95,568,238
American Funds Growth Fund (Class 1)	693,467	95,871,839
American Funds Growth-Income Fund (Class 1)	2,192,322	153,067,907
American Funds High-Income Trust Fund (Class R-6)	11,442,556	112,365,902
American Funds International Growth & Income Fund (Class R-6)	2,479,161	123,139,933
American Funds New World Fund (Class 1)	540,725	19,044,317
American Funds Smallcap World Fund, Inc. (Class R-6)	213,328	19,135,562
American Funds The Bond Fund of America (Class 1) (a)	36,042,296	342,401,809
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	29,536,835	$350,897,599
American Funds Washington Mutual Investors Fund (Class 1)	8,575,606	152,645,787
Total Investment Companies (Cost $1,754,678,173)		1,881,503,403
Total Investments—100.1% (Cost $1,754,678,173)		1,881,503,403
Other assets and liabilities (net)—(0.1)%		(1,328,359)
Net Assets—100.0%		$1,880,175,044

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the year ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
American Funds Capital World Bond Fund (Class 1)	$67,364,258	$656,818	$(1,818,800)	$(347,381)	$(881,288)	$64,973,607
American Funds The Bond Fund of America (Class 1)	355,437,059	2,791,238	(15,168,353)	(1,966,770)	1,308,635	342,401,809
	$422,801,317	$3,448,056	$(16,987,153)	$(2,314,151)	$427,347	$407,375,416

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
American Funds Capital World Bond Fund (Class 1)	$636,342	6,477,927
American Funds The Bond Fund of America (Class 1)	2,578,973	36,042,296
	$3,215,315
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$70,496,056	$0	$146,195,651
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,881,503,403	$—	$—	$1,881,503,403
Total Investments	$1,881,503,403	$—	$—	$1,881,503,403

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-74

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$1,474,127,987
Affiliated investments at value (b)	407,375,416
Receivable for:
Investments sold	677,955
Fund shares sold	22,584
Dividends	1,960,717
Total Assets	1,884,164,659
Liabilities
Due to custodian	146
Payable for:
Investments purchased	1,961,823
Affiliated investments purchased	860
Fund shares redeemed	698,427
Accrued Expenses:
Management fees	107,757
Distribution and service fees	842,407
Deferred trustees’ fees	269,685
Other expenses	108,510
Total Liabilities	3,989,615
Net Assets	$1,880,175,044
Net Assets Consist of:
Paid in surplus	$1,678,998,588
Distributable earnings (Accumulated losses)	201,176,456
Net Assets	$1,880,175,044
Net Assets
Class B	$15,911,247
Class C	1,864,263,797
Capital Shares Outstanding*
Class B	1,759,412
Class C	207,059,017
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.04
Class C	9.00

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,290,569,419.
(b)	Identified cost of affiliated investments was $464,108,754.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$18,053,210
Dividends from Affiliated Underlying Portfolios	3,215,315
Total investment income	21,268,525
Expenses
Management fees	654,400
Administration fees	14,703
Custodian and accounting fees	7,230
Distribution and service fees—Class B	19,247
Distribution and service fees—Class C	5,110,514
Audit and tax services	17,529
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	20,883
Insurance	8,288
Miscellaneous	10,369
Total expenses	5,926,152
Net Investment Income	15,342,373
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	33,164,436
Affiliated investments	(2,314,151)
Capital gain distributions from Underlying Portfolios	48,583,930
Net realized gain (loss)	79,434,215
Net change in unrealized appreciation (depreciation) on:
Investments	4,550,580
Affiliated investments	427,347
Net change in unrealized appreciation (depreciation)	4,977,927
Net realized and unrealized gain (loss)	84,412,142
Net Increase (Decrease) in Net Assets From Operations	$99,754,515
See accompanying notes to financial statements.
BHFTI-75

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,342,373	$43,335,175
Net realized gain (loss)	79,434,215	112,934,064
Net change in unrealized appreciation (depreciation)	4,977,927	104,326,711
Increase (decrease) in net assets from operations	99,754,515	260,595,950
From Distributions to Shareholders
Class B	(1,422,675)	(1,061,799)
Class C	(162,819,453)	(134,810,812)
Total distributions	(164,242,128)	(135,872,611)
Increase (decrease) in net assets from capital share transactions	24,660,268	(138,074,192)
Total increase (decrease) in net assets	(39,827,345)	(13,350,853)
Net Assets
Beginning of period	1,920,002,389	1,933,353,242
End of period	$1,880,175,044	$1,920,002,389

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	19,583	$186,755	53,912	$488,500
Reinvestments	158,604	1,422,675	122,327	1,061,799
Redemptions	(56,867)	(541,624)	(76,433)	(698,538)
Net increase (decrease)	121,320	$1,067,806	99,806	$851,761
Class C
Sales	1,412,868	$13,450,523	3,157,877	$28,337,595
Reinvestments	18,232,862	162,819,453	15,603,103	134,810,812
Redemptions	(16,087,118)	(152,677,514)	(33,499,789)	(302,074,360)
Net increase (decrease)	3,558,612	$23,592,462	(14,738,809)	$(138,925,953)
Increase (decrease) derived from capital shares transactions		$24,660,268		$(138,074,192)
See accompanying notes to financial statements.
BHFTI-76

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.41	$8.85	$8.50	$8.22	$11.03	$10.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.24	0.23	0.21	0.18	0.14
Net realized and unrealized gain (loss)	0.43	1.01	0.56	0.83	(1.78)	0.89
Total income (loss) from investment operations	0.52	1.25	0.79	1.04	(1.60)	1.03
Less Distributions
Distributions from net investment income	(0.28)	(0.26)	(0.22)	(0.25)	(0.20)	(0.20)
Distributions from net realized capital gains	(0.61)	(0.43)	(0.22)	(0.51)	(1.01)	(0.37)
Total distributions	(0.89)	(0.69)	(0.44)	(0.76)	(1.21)	(0.57)
Net Asset Value, End of Period	$9.04	$9.41	$8.85	$8.50	$8.22	$11.03
Total Return (%) (b)	5.59 (c)	14.78	9.43	13.23	(14.41)	9.98
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.34 (e)	0.33	0.33	0.33	0.33	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.95 (e)	2.61	2.66	2.52	1.95	1.27
Portfolio turnover rate (%)	4 (c)	8	5	4	8	15
Net assets, end of period (in millions)	$15.9	$15.4	$13.6	$12.8	$10.4	$14.9

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.36	$8.80	$8.45	$8.17	$10.96	$10.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.20	0.20	0.17	0.16	0.10
Net realized and unrealized gain (loss)	0.41	1.02	0.56	0.84	(1.77)	0.89
Total income (loss) from investment operations	0.49	1.22	0.76	1.01	(1.61)	0.99
Less Distributions
Distributions from net investment income	(0.24)	(0.23)	(0.19)	(0.22)	(0.17)	(0.17)
Distributions from net realized capital gains	(0.61)	(0.43)	(0.22)	(0.51)	(1.01)	(0.37)
Total distributions	(0.85)	(0.66)	(0.41)	(0.73)	(1.18)	(0.54)
Net Asset Value, End of Period	$9.00	$9.36	$8.80	$8.45	$8.17	$10.96
Total Return (%) (b)	5.38 (c)	14.46	9.12	12.91	(14.63)	9.64
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.64 (e)	0.63	0.63	0.63	0.63	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	1.63 (e)	2.25	2.30	2.11	1.73	0.97
Portfolio turnover rate (%)	4 (c)	8	5	4	8	15
Net assets, end of period (in millions)	$1,864.3	$1,904.6	$1,919.7	$2,022.1	$2,030.2	$2,633.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-77

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—88.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 88.8%
iShares Core MSCI EAFE ETF (a)	7,917,319	$764,654,669
iShares Core S&P 500 ETF (a)	536,676	401,911,290
iShares Core U.S. Aggregate Bond ETF (a) (b)	4,204,450	416,156,461
iShares U.S. Real Estate ETF (a)	561,570	57,420,532
State Street Communication Services Select Sector SPDR ETF (b)	257,066	27,539,480
State Street Consumer Discretionary Select Sector SPDR ETF (b)	244,070	28,624,530
State Street Consumer Staples Select Sector SPDR ETF (b)	137,500	11,422,125
State Street Energy Select Sector SPDR ETF (b)	162,940	8,653,743
State Street Financial Select Sector SPDR ETF (b)	655,503	35,141,516
State Street Health Care Select Sector SPDR ETF (b)	173,123	27,467,695
State Street Industrial Select Sector SPDR ETF (b)	150,496	27,876,374
State Street Materials Select Sector SPDR ETF (b)	118,952	6,046,330
State Street Technology Select Sector SPDR ETF (b)	569,584	108,517,144
State Street Utilities Select Sector SPDR ETF (b)	162,208	7,354,511
Vanguard Total Bond Market ETF (b)	7,919,718	581,386,498
Total Investment Companies (Cost $2,058,616,489)		2,510,172,898

Short-Term Investments—7.8%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $1,358,232; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $1,385,496	1,358,138	1,358,138

Short-Term Investment Funds—7.8%
State Street USD Liquidity LVNAV Fund - Institutional Shares
3.668% (c)	219,061,847	219,061,847
Total Short-Term Investments (Cost $220,419,985)		220,419,985

Securities Lending Reinvestments (d)—5.3%
Short-Term Investment Funds—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (c)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (c)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (c)	5,000,000	5,000,000
		15,000,000

Certificates of Deposit—1.7%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (e)	2,000,000	2,001,088
4.000%, SOFR + 0.380%, 05/07/27 (e)	1,000,000	999,998
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (e)	3,000,000	2,999,973
3.960%, SOFR + 0.340%, 09/21/26 (e)	2,000,000	1,999,998
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	5,000,000	4,959,400
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (e)	3,000,000	3,000,741
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
MUFG Bank Ltd.
3.810%, SOFR + 0.190%, 08/07/26 (e)	2,000,000	$1,999,976
Nordea Bank Abp
3.880%, SOFR + 0.260%, 12/22/26 (e)	1,000,000	999,232
3.920%, SOFR + 0.300%, 10/02/26 (e)	1,000,000	1,000,154
Royal Bank of Canada
3.910%, SOFR + 0.290%, 02/05/27 (e)	2,000,000	1,999,952
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (e)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (e)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.810%, SOFR + 0.190%, 08/19/26 (e)	1,000,000	999,998
3.830%, SOFR + 0.210%, 07/24/26 (e)	2,000,000	2,000,050
3.880%, SOFR + 0.260%, 11/30/26 (e)	2,000,000	2,000,000
3.940%, SOFR + 0.320%, 08/17/26 (e)	5,000,000	5,000,840
3.970%, SOFR + 0.350%, 09/25/26 (e)	2,000,000	2,000,676
Sumitomo Mitsui Trust Bank Ltd.
3.820%, SOFR + 0.200%, 07/27/26 (e)	5,000,000	5,000,075
3.980%, 07/17/26	2,000,000	2,000,300
Svenska Handelsbanken AB
3.930%, SOFR + 0.310%, 09/25/26 (e)	2,000,000	2,000,384
Swedbank AB
3.880%, SOFR + 0.260%, 12/14/26 (e)	1,000,000	1,000,089
		47,963,226
Commercial Paper—0.8%
Britannia Funding Co. LLC
3.850%, 09/01/26	1,000,000	992,964
3.880%, SOFR + 0.260%, 08/11/26 (e)	5,000,000	4,999,745
Concord Minutemen Capital Co. LLC
3.880%, SOFR + 0.260%, 08/12/26 (e)	5,000,000	5,000,285
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (e)	5,000,000	5,001,215
Ionic Funding LLC
3.850%, 08/04/26	2,000,000	1,992,296
Liberty Street Funding LLC
3.820%, SOFR + 0.200%, 08/04/26 (e)	2,000,000	1,999,999
Salisbury Receivables Co. LLC
3.850%, 09/04/26	1,000,000	992,743
Verto Capital I LLC
3.720%, 07/01/26	2,000,000	1,999,784
		22,979,031
Repurchase Agreements—2.3%
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $15,001,533; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $15,300,002	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $30,643,900; collateralized by various Common Stock with an aggregate market value of $33,000,004	30,000,000	30,000,000
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-78

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $2,000,212; collateralized by various Common Stock with an aggregate market value of $2,224,447	2,000,000	$2,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $6,296,322; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $6,421,617	6,295,676	6,295,676
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $4,127,917; collateralized by various Common Stock with an aggregate market value of $4,600,526	4,127,485	4,127,485
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $5,000,539; collateralized by various Common Stock with an aggregate market value of $5,559,748	5,000,000	5,000,000
		63,423,161
Total Securities Lending Reinvestments (Cost $149,362,651)		149,365,418
Total Investments—101.9% (Cost $2,428,399,125)		2,879,958,301
Other assets and liabilities (net)—(1.9)%		(54,820,272)
Net Assets—100.0%		$2,825,138,029

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $218,239,118 and the collateral received consisted of cash in the amount of $149,339,533 and non-cash collateral with a value of $73,363,507. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Consolidated Statement of Assets and Liabilities.

(c)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the six months ended June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
iShares Core MSCI EAFE ETF	$716,316,061	$—	$(8,689,585)	$3,509,299	$53,518,894	$764,654,669
iShares Core S&P 500 ETF	479,694,989	—	(117,474,346)	27,549,776	12,140,871	401,911,290
iShares Core U.S. Aggregate Bond ETF	425,554,421	63,159,723	(68,670,246)	2,097,557	(5,984,994)	416,156,461
iShares U.S. Real Estate ETF	57,982,427	—	(5,725,455)	(328,835)	5,492,395	57,420,532
	$1,679,547,898	$63,159,723	$(200,559,632)	$32,827,797	$65,167,166	$1,640,142,952
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-79

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
iShares Core MSCI EAFE ETF	$12,494,004	7,917,319
iShares Core S&P 500 ETF	2,264,284	536,676
iShares Core U.S. Aggregate Bond ETF	7,113,663	4,204,450
iShares U.S. Real Estate ETF	456,463	561,570
	$22,328,414
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$72,095,088	$0	$209,106,563
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Investment Companies	$(149,339,533)	$—	$—	$—	$(149,339,533)
Gross amount of recognized liabilities for securities lending transactions					$(149,339,533)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	154,306,127	GSI	09/16/26	USD	110,113,624	$(3,424,386)
CAD	98,186,779	GSI	09/16/26	USD	71,275,139	(1,810,587)
JPY	45,572,826,264	JPMC	09/16/26	USD	287,467,789	(5,470,266)
JPY	323,147,199	JPMC	09/16/26	USD	2,037,250	(37,665)

Contracts to Deliver
AUD	845,000	DBAG	09/16/26	USD	605,005	20,761
CAD	388,000	DBAG	09/16/26	USD	281,655	7,155
EUR	5,146,875	JPMC	09/16/26	USD	6,007,833	108,413
GBP	30,000	GSI	09/16/26	USD	40,373	580
JPY	925,584,000	JPMC	09/16/26	USD	5,808,395	81,025

Cross Currency Contracts to Buy
EUR	4,657,379	GSI	09/16/26	JPY	862,277,000	2,718
Net Unrealized Depreciation						$(10,522,252)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-80

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	09/18/26	206	USD	32,396,590	$(278,021)
Russell 2000 Index E-Mini Futures	09/18/26	421	USD	64,109,880	1,650,278
S&P 500 Index E-Mini Futures	09/18/26	359	USD	135,491,087	(1,279,272)
TOPIX Index Futures	09/10/26	147	JPY	5,884,410,000	1,138,395
U.S. Treasury Note 10 Year Futures	09/21/26	868	USD	95,385,063	684,904

Futures Contracts—Short
Euro STOXX 50 Index Futures	09/18/26	(241)	EUR	(15,317,960)	(215,342)
MSCI EAFE Index Futures	09/18/26	(291)	USD	(45,764,115)	348,667
NASDAQ 100 Index E-Mini Futures	09/18/26	(171)	USD	(104,390,370)	(1,916,590)
U.S. Treasury Ultra Long Bond Futures	09/21/26	(1,785)	USD	(207,338,906)	(4,671,325)
Net Unrealized Depreciation					$(4,538,306)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.663%	Annually	11/09/35	USD	204,000,000	$(5,292,308)	$3,551	$(5,295,859)
Pay	12M SOFR	Annually	3.836%	Annually	04/22/36	USD	268,664,335	(3,765,419)	167,271	(3,932,690)
Pay	12M SOFR	Annually	3.846%	Annually	04/17/36	USD	396,392,977	(5,218,102)	(20,823)	(5,197,279)
Totals								$(14,275,829)	$149,999	$(14,425,828)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M UST	Quarterly	05/28/27	JPMC	S&P GSCI Commodity Total Return Index	USD	106,459,671	$(10,499,342)	$—	$(10,499,342)
Pay	3M UST	Quarterly	05/28/27	JPMC	S&P GSCI Commodity Total Return Index	USD	9,376,072	(1,182,973)	—	(1,182,973)
Pay	12M SOFR	Quarterly	05/28/27	JPMC	S&P GSCI Commodity Total Return Index	USD	9,135,839	—	—	—
Totals								$(11,682,315)	$—	$(11,682,315)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-81

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity			OTC swap contracts at market value (a)	$11,682,315
Equity	Unrealized appreciation on futures contracts (b) (c)	$3,137,340	Unrealized depreciation on futures contracts (b) (c)	3,689,225
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	220,652	Unrealized depreciation on forward foreign currency exchange contracts	10,742,904
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (c) (d)	14,425,828
	Unrealized appreciation on futures contracts (b) (c)	684,904	Unrealized depreciation on futures contracts (b) (c)	4,671,325
Total		$4,042,896		$45,211,597

(a)	Excludes OTC swap interest payable of $348,500.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$27,916	$—	$—	$27,916
Goldman Sachs International	3,298	(3,298)	—	—
JPMorgan Chase Bank NA	189,438	(189,438)	—	—
	$220,652	$(192,736)	$—	$27,916
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$5,234,973	$(3,298)	$—	$5,231,675
JPMorgan Chase Bank NA	17,190,246	(189,438)	(12,550,000)	4,450,808
	$22,425,219	$(192,736)	$(12,550,000)	$9,682,483

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(6,163,645)	$(6,163,645)
Futures contracts	10,153,423	18,615,331	—	—	28,768,754
Swap contracts	(2,480,224)	—	38,715,364	—	36,235,140
	$7,673,199	$18,615,331	$38,715,364	$(6,163,645)	$58,840,249
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-82

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(8,241,984)	$(8,241,984)
Futures contracts	(7,809,331)	(296,649)	—	—	(8,105,980)
Swap contracts	(12,073,939)	—	(11,332,431)	—	(23,406,370)
	$(19,883,270)	$(296,649)	$(11,332,431)	$(8,241,984)	$(39,754,334)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$691,671,274
Futures contracts long	295,833,937
Futures contracts short	(380,074,770)
Swap contracts	966,006,592

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,510,172,898	$—	$—	$2,510,172,898
Short-Term Investments
Repurchase Agreement	—	1,358,138	—	1,358,138
Short-Term Investment Funds	219,061,847	—	—	219,061,847
Total Short-Term Investments	219,061,847	1,358,138	—	220,419,985
Securities Lending Reinvestments
Short-Term Investment Funds	15,000,000	—	—	15,000,000
Certificates of Deposit	—	47,963,226	—	47,963,226
Commercial Paper	—	22,979,031	—	22,979,031
Repurchase Agreements	—	63,423,161	—	63,423,161
Total Securities Lending Reinvestments	15,000,000	134,365,418	—	149,365,418
Total Investments	$2,744,234,745	$135,723,556	$—	$2,879,958,301
Collateral for Securities Loaned (Liability)	$—	$(149,339,533)	$—	$(149,339,533)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$220,652	$—	$220,652
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,742,904)	—	(10,742,904)
Total Forward Contracts	$—	$(10,522,252)	$—	$(10,522,252)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,822,244	$—	$—	$3,822,244
Futures Contracts (Unrealized Depreciation)	(8,360,550)	—	—	(8,360,550)
Total Futures Contracts	$(4,538,306)	$—	$—	$(4,538,306)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(14,425,828)	$—	$(14,425,828)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(11,682,315)	$—	$(11,682,315)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-83

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,239,815,349
Affiliated investments at value (c) (d)	1,640,142,952
Cash	12,277,508
Cash denominated in foreign currencies (e)	3,498,372
Cash collateral (f)	84,848,452
Unrealized appreciation on forward foreign currency exchange contracts	220,652
Receivable for:
Affiliated investments sold	21,375,631
Fund shares sold	94,658
Interest	662,703
Variation margin on futures contracts	1,256,913
Total Assets	3,004,193,190
Liabilities
OTC swap contracts at market value	11,682,315
Unrealized depreciation on forward foreign currency exchange contracts	10,742,904
Collateral for securities loaned	149,339,533
Payable for:
Fund shares redeemed	1,151,288
Variation margin on centrally cleared swap contracts	3,038,302
Interest on OTC swap contracts	348,500
Accrued Expenses:
Management fees	1,422,521
Distribution and service fees	582,443
Deferred trustees’ fees	256,685
Other expenses	490,670
Total Liabilities	179,055,161
Net Assets	$2,825,138,029
Net Assets Consist of:
Paid in surplus	$2,534,587,464
Distributable earnings (Accumulated losses)	290,550,565
Net Assets	$2,825,138,029
Net Assets
Class B	$2,825,138,029
Capital Shares Outstanding*
Class B	305,253,570
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,162,848,600.
(b)	Includes securities loaned at value $176,570,518.
(c)	Identified cost of affiliated investments was $1,265,550,525.
(d)	Includes securities loaned at value of $41,668,600.
(e)	Identified cost of cash denominated in foreign currencies was $3,534,176.
(f)	Includes collateral of $28,222,452 for futures contracts, $12,550,000 for OTC derivative contracts and $44,076,000 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$11,146,670
Dividends from affiliated investments	22,328,414
Interest	5,424,246
Securities lending income, net	447,615
Total investment income	39,346,945
Expenses
Management fees	9,511,089
Administration fees	75,344
Custodian and accounting fees	72,831
Distribution and service fees—Class B	3,543,675
Audit and tax services	39,598
Legal	24,848
Trustees’ fees and expenses	39,805
Shareholder reporting	44,020
Insurance	11,735
Miscellaneous	15,743
Total expenses	13,378,688
Less management fee waiver	(857,502)
Net expenses	12,521,186
Net Investment Income	26,825,759
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,020,503)
Affiliated investments	32,827,797
Futures contracts	28,768,754
Swap contracts	36,235,140
Foreign currency transactions	34,616
Forward foreign currency transactions	(6,163,645)
Net realized gain (loss)	90,682,159
Net change in unrealized appreciation (depreciation) on:
Investments	26,610,379
Affiliated investments	65,167,166
Futures contracts	(8,105,980)
Swap contracts	(23,406,370)
Foreign currency transactions	(23,385)
Forward foreign currency transactions	(8,241,984)
Net change in unrealized appreciation (depreciation)	51,999,826
Net realized and unrealized gain (loss)	142,681,985
Net Increase (Decrease) in Net Assets From Operations	$169,507,744
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-84

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$26,825,759	$66,872,292
Net realized gain (loss)	90,682,159	(48,090,106)
Net change in unrealized appreciation (depreciation)	51,999,826	294,194,255
Increase (decrease) in net assets from operations	169,507,744	312,976,441
From Distributions to Shareholders
Class B	(114,460,907)	(374,766,360)
Total distributions	(114,460,907)	(374,766,360)
Increase (decrease) in net assets from capital share transactions	(77,775,250)	(48,189,224)
Total increase (decrease) in net assets	(22,728,413)	(109,979,143)
Net Assets
Beginning of period	2,847,866,442	2,957,845,585
End of period	$2,825,138,029	$2,847,866,442

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	458,520	$4,319,184	620,196	$5,632,843
Reinvestments	12,387,544	114,460,907	44,456,270	374,766,360
Redemptions	(20,883,372)	(196,555,341)	(46,990,666)	(428,588,427)
Net increase (decrease)	(8,037,308)	$(77,775,250)	(1,914,200)	$(48,189,224)
Increase (decrease) derived from capital shares transactions		$(77,775,250)		$(48,189,224)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-85

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.09	$9.38	$9.00	$8.21	$10.79	$10.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.21	0.19	0.18	0.11	0.10
Net realized and unrealized gain (loss)	0.47	0.77	0.33	0.89	(2.12)	0.90
Total income (loss) from investment operations	0.56	0.98	0.52	1.07	(2.01)	1.00
Less Distributions
Distributions from net investment income	(0.16)	(0.14)	(0.14)	(0.28)	(0.22)	(0.15)
Distributions from net realized capital gains	(0.23)	(1.13)	0.00	0.00	(0.35)	(0.42)
Total distributions	(0.39)	(1.27)	(0.14)	(0.28)	(0.57)	(0.57)
Net Asset Value, End of Period	$9.26	$9.09	$9.38	$9.00	$8.21	$10.79
Total Return (%) (b)	6.16 (c)	11.44	5.80	13.18 (d)	(18.79) (d)	9.79
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (e)	0.94 (f)	0.94	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (e) (g)	0.88 (f)	0.88	0.86	0.88	0.87	0.86
Ratio of net investment income (loss) to average net assets (%)	1.89 (f)	2.31	1.99	2.08	1.19	0.94
Portfolio turnover rate (%)	3 (c)	17	21	6	11	11
Net assets, end of period (in millions)	$2,825.1	$2,847.9	$2,957.8	$4,215.3	$4,262.3	$5,938.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-86

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—88.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A)	2,173,000	$2,250,131
7.500%, 06/01/29 (144A)	3,116,000	3,117,605
7.500%, 03/15/33 (144A) (a)	1,829,000	1,925,791
7.750%, 04/15/28 (144A) (a)	850,000	851,369
7.875%, 04/01/30 (144A)	2,730,000	2,843,778
CMG Media Corp.
8.875%, 06/18/29 (144A) (a)	635,000	464,764
Lamar Media Corp.
5.375%, 11/01/33 (144A)	374,000	366,550
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	382,000	389,572
9.500%, 02/15/33 (144A)	1,309,000	1,323,474
10.375%, 05/15/31 (144A)	608,000	630,140
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	579,000	563,780
4.625%, 03/15/30 (144A) (a)	151,000	146,453
6.000%, 06/15/34 (144A)	1,620,000	1,617,043
7.375%, 02/15/31 (144A)	346,000	359,810
Stagwell Global LLC
5.625%, 08/15/29 (144A) (a)	275,000	265,243
		17,115,503
Aerospace/Defense — 2.3%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	852,000	870,423
ATI, Inc.
5.875%, 06/15/33	205,000	207,848
Bombardier, Inc.
6.750%, 06/15/33 (144A)	657,000	680,081
7.000%, 06/01/32 (144A)	98,000	101,520
7.250%, 07/01/31 (144A)	90,000	94,169
8.750%, 11/15/30 (144A)	283,000	299,146
Efesto Bidco SpA Efesto U.S. LLC
7.500%, 02/15/32 (144A)	3,769,000	3,771,521
Goat Holdco LLC
6.750%, 02/01/32 (144A) †	240,000	245,969
Moog, Inc.
5.500%, 10/15/34 (144A)	347,000	341,716
TransDigm, Inc.
6.000%, 01/15/33 (144A)	1,979,000	1,998,442
6.125%, 07/31/34 (144A) (a)	3,185,000	3,180,904
6.250%, 01/31/34 (144A)	335,000	341,833
6.375%, 03/01/29 (144A)	411,000	417,280
6.375%, 05/31/33 (144A) (a)	5,346,000	5,396,830
6.625%, 03/01/32 (144A)	2,270,000	2,328,160
6.750%, 01/31/34 (144A)	4,526,000	4,642,359
		24,918,201
Agriculture — 0.0%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	186,000	187,219
Tereos Finance Groupe I SA
4.750%, 04/30/27 (Reg-S) (EUR)	100,000	114,066
		301,285
Security Description	Principal Amount*	Value
Airlines — 0.3%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	1,051,000	$951,904
OneSky Flight LLC
8.875%, 12/15/29 (144A)	625,000	660,923
United Airlines Holdings, Inc.
5.375%, 03/01/31	834,000	828,010
WestJet Airlines Ltd.
8.000%, 02/14/31 (144A)	596,000	598,258
		3,039,095
Apparel — 0.4%
Beach Acquisition Bidco LLC
5.250%, 07/15/32 (144A) (EUR)	1,140,000	1,326,130
10.000%, 10.750% PIK, 07/15/33 (144A) (b)	2,107,043	2,392,642
Crocs, Inc.
4.125%, 08/15/31 (144A)	165,000	154,172
Levi Strauss & Co.
3.500%, 03/01/31 (144A)	326,000	301,982
4.000%, 08/15/30 (144A) (EUR)	335,000	384,598
PrestigeBidCo GmbH
5.954%, 3M EURIBOR + 3.750%, 07/01/29 (Reg-S) (EUR) (c)	100,000	115,668
		4,675,192
Auto Manufacturers — 0.7%
Allison Transmission, Inc.
5.875%, 12/01/33 (144A)	709,000	706,799
Aston Martin Capital Holdings Ltd.
10.375%, 03/31/29 (Reg-S) (GBP)	100,000	105,571
Nissan Motor Acceptance Co. LLC
6.125%, 09/30/30 (144A)	1,565,000	1,538,427
Nissan Motor Co. Ltd.
5.250%, 07/17/29 (Reg-S) (EUR)	100,000	115,862
6.375%, 07/17/33 (144A) (EUR)	400,000	466,547
7.750%, 07/17/32 (144A) (a)	479,000	496,462
8.125%, 07/17/35 (144A) (a)	1,970,000	2,086,172
RCI Banque SA
4.250%, 05/23/34 (Reg-S) (EUR)	100,000	114,419
4.750%, 5Y EUR Swap + 2.200%, 03/24/37 (Reg-S) (EUR) (c)	100,000	115,073
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (Reg-S) (EUR) (c)	100,000	118,441
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000%, 01/15/31 (144A)	636,000	633,457
Stellantis NV
6.250%, 5Y EUR Swap + 3.771%, 03/16/31 (Reg-S) (EUR) (c)	100,000	112,017
6.875%, 5Y EUR Swap + 4.239%, 12/16/33 (Reg-S) (EUR) (c)	100,000	111,524
8.250%, 5Y UKG + 4.079%, 06/16/32 (Reg-S) (GBP) (c)	100,000	129,502
Volkswagen International Finance NV
5.994%, 8Y EUR Swap + 3.494%, 11/15/33 (Reg-S) (EUR) (c)	100,000	117,523
		6,967,796
See accompanying notes to financial statements.
BHFTI-87

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32 (144A)	420,000	$418,523
7.750%, 10/15/33 (144A) (a)	439,000	433,674
Aptiv Swiss Holdings Ltd.
6.875%, 5Y H15 + 3.385%, 12/15/54 (a) (c)	600,000	613,276
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (144A) (EUR)	770,000	889,997
4.750%, 06/15/31 (Reg-S) (EUR)	100,000	115,584
6.750%, 05/15/28 (144A)	679,000	688,941
6.750%, 02/15/30 (144A)	305,000	314,281
6.750%, 09/15/32 (144A)	2,757,000	2,815,683
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125%, 04/15/31 (144A)	558,000	557,976
Dana, Inc.
4.250%, 09/01/30	123,000	122,584
4.500%, 02/15/32	200,000	199,508
Dorman Products, Inc.
6.250%, 06/15/34 (144A) (a)	106,000	107,218
Forvia SE
5.500%, 06/15/31 (Reg-S) (EUR)	100,000	116,993
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A)	316,000	331,797
Goodyear Tire & Rubber Co.
5.000%, 07/15/29 (a)	234,000	223,685
6.625%, 07/15/30 (a)	302,000	291,676
8.875%, 07/15/32 (a)	807,000	814,005
IHO Verwaltungs GmbH
6.750%, 7.500% PIK, 11/15/29 (Reg-S) (EUR) (b)	100,000	119,444
7.375%, 05/15/33 (144A) (b)	510,000	530,217
Mahle GmbH
7.125%, 07/15/32 (Reg-S) (EUR)	100,000	120,355
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	777,000	781,138
6.250%, 08/15/33 (144A)	853,000	867,873
Schaeffler AG
4.250%, 04/01/28 (Reg-S) (EUR)	100,000	115,292
4.500%, 08/14/26 (Reg-S) (EUR)	100,000	114,305
4.750%, 08/14/29 (Reg-S) (EUR)	100,000	116,734
5.000%, 05/13/33 (Reg-S) (EUR)	100,000	115,637
Tenneco, Inc.
8.000%, 11/17/28 (144A) (a)	1,037,000	1,043,485
Valeo SE
4.875%, 02/03/33 (Reg-S) (EUR)	100,000	114,300
ZF Europe Finance BV
5.500%, 02/17/32 (Reg-S) (EUR)	100,000	113,040
7.000%, 06/12/30 (Reg-S) (EUR)	200,000	242,954
		13,450,175
Banks — 2.4%
Abanca Corp. Bancaria SA
4.625%, 5Y EUR Swap + 2.450%, 12/11/36 (Reg-S) (EUR) (c)	100,000	116,995
Banca Monte dei Paschi di Siena SpA
4.375%, 5Y EUR Swap + 2.150%, 10/02/35 (Reg-S) (EUR) (c)	200,000	234,147
Security Description	Principal Amount*	Value
Banks—(Continued)
Banco Bilbao Vizcaya Argentaria SA
6.875%, 5Y EUR Swap + 4.267%, 12/13/30 (Reg-S) (EUR) (c)	200,000	$246,230
Banco Espirito Santo SA
2.625%, 05/08/17 (Reg-S) (EUR) (d)	400,000	100,549
4.750%, 01/15/18 (Reg-S) (EUR) (d)	1,000,000	251,372
Banco Santander SA
7.250%, 5Y H15 + 2.837%, 12/03/35 (c)	600,000	609,879
Bank of America Corp.
6.250%, 5Y H15 + 2.351%, 07/26/30 (c)	565,000	571,788
6.625%, 5Y H15 + 2.684%, 05/01/30 (c)	2,290,000	2,360,942
Barclays PLC
7.625%, 5Y USD SOFR ICE Swap + 3.686%, 03/15/35 (c)	600,000	627,161
8.000%, 5Y H15 + 5.431%, 03/15/29 (c)	200,000	210,060
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (a) (c)	2,645,000	2,932,993
Citigroup, Inc.
6.625%, 5Y H15 + 3.001%, 02/15/31 (a) (c)	690,000	702,970
6.750%, 5Y H15 + 2.572%, 02/15/30 (a) (c)	1,088,000	1,103,187
6.875%, 5Y H15 + 2.890%, 08/15/30 (c)	520,000	532,541
6.950%, 5Y H15 + 2.726%, 02/15/30 (c)	430,000	439,901
7.000%, 10Y H15 + 2.757%, 08/15/34 (a) (c)	465,000	485,049
7.125%, 5Y H15 + 2.693%, 08/15/29 (c)	1,490,000	1,524,396
Deutsche Bank AG
6.750%, 5Y EUR Swap + 4.036%, 10/30/34 (Reg-S) (EUR) (c)	200,000	236,033
7.375%, 5Y EUR Swap + 5.112%, 10/30/31 (Reg-S) (EUR) (c)	200,000	248,230
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,617,401
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (a) (c)	1,475,000	1,478,425
6.850%, 5Y H15 + 2.461%, 02/10/30 (c)	526,000	540,833
JPMorgan Chase & Co.
6.100%, 5Y H15 + 2.080%, 07/01/31 (c)	1,187,000	1,202,028
NatWest Group PLC
8.125%, 5Y H15 + 3.752%, 11/10/33 (c)	590,000	653,008
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (c)	805,000	835,353
UBS Group AG
6.600%, 5Y USD SOFR ICE Swap + 3.122%, 08/05/30 (144A) (a) (c)	400,000	403,501
6.625%, 5Y USD SOFR ICE Swap + 3.240%, 01/08/31 (144A) (c)	600,000	601,740
6.875%, 5Y USD SOFR ICE Swap + 3.090%, 06/05/32 (144A) (c)	782,000	784,230
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (c)	400,000	406,952
7.000%, 5Y USD SOFR ICE Swap + 3.296%, 02/05/35 (144A) (c)	800,000	803,219
7.000%, 5Y USD SOFR ICE Swap + 3.321%, 01/08/36 (144A) (c)	800,000	808,790
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (a) (c)	600,000	605,456
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (c)	600,000	632,278
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (c)	400,000	430,541
See accompanying notes to financial statements.
BHFTI-88

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
UBS Group AG
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (c)	400,000	$462,061
Walker & Dunlop, Inc.
6.625%, 04/01/33 (144A) (a)	395,000	401,293
		26,201,532
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc.
5.500%, 02/15/34 (144A) (a)	955,000	938,237
Genmab AS/Genmab Finance LLC
6.250%, 12/15/32 (144A)	486,000	495,270
7.250%, 12/15/33 (144A)	1,194,000	1,244,862
		2,678,369
Building Materials — 1.2%
Ameritex Holdco Intermediate LLC
7.625%, 08/15/33 (144A)	618,000	645,722
Builders FirstSource, Inc.
6.750%, 05/15/35 (144A) (a)	395,000	402,731
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (Reg-S) (EUR)	100,000	118,065
6.625%, 12/15/30 (144A) (a)	2,325,000	2,376,926
6.750%, 07/15/31 (144A)	423,000	437,826
HT Troplast GmbH
9.375%, 07/15/28 (Reg-S) (EUR)	100,000	117,313
JELD-WEN, Inc.
4.875%, 12/15/27 (144A) (a)	648,000	515,982
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	221,115
9.750%, 07/15/28 (144A)	470,000	470,820
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	2,979,000	3,042,086
Standard Building Solutions, Inc.
5.875%, 03/15/34 (144A)	1,088,000	1,048,422
6.250%, 08/01/33 (144A)	1,454,000	1,443,885
6.500%, 08/15/32 (144A)	467,000	469,822
Standard Industries, Inc.
4.375%, 07/15/30 (144A)	857,000	813,936
Wilsonart LLC
11.000%, 08/15/32 (144A) (a)	959,000	776,923
		12,901,574
Chemicals — 3.2%
Advancion Sciences, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (b)	964,868	769,482
Avient Corp.
6.250%, 11/01/31 (144A)	164,000	166,185
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
6.500%, 06/15/33 (144A) (EUR)	1,430,000	1,645,955
6.500%, 06/15/33 (Reg-S) (EUR)	100,000	115,102
7.125%, 06/15/33 (144A)	604,000	609,875
Celanese U.S. Holdings LLC
6.750%, 04/15/33 (a)	497,000	506,282
7.000%, 02/15/31	69,000	71,019
7.375%, 02/15/34	587,000	606,450
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Chemours Co.
4.625%, 11/15/29 (144A) (a)	1,065,000	$1,016,520
5.750%, 11/15/28 (144A) (a)	1,931,000	1,929,439
7.875%, 03/15/34 (144A)	561,000	563,735
Consolidated Energy Finance SA
5.625%, 10/15/28 (144A)	150,000	144,000
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	1,973,000	1,925,124
FMC Corp.
3.450%, 10/01/29 (a)	1,089,000	1,008,364
8.000%, 06/01/31 (144A)	1,527,000	1,589,286
HB Fuller Co.
4.250%, 10/15/28	257,000	252,888
Herens Holdco SARL
4.750%, 05/15/28 (144A)	400,000	348,900
Ingevity Corp.
3.875%, 11/01/28 (144A)	191,000	185,038
Itelyum Regeneration SpA
5.750%, 04/15/30 (Reg-S) (EUR)	100,000	115,841
Kronos International, Inc.
9.500%, 03/15/29 (Reg-S) (EUR)	200,000	224,345
Lune Holdings SARL
5.625%, 11/15/28 (Reg-S) (EUR)	100,000	1,143
Methanex U.S. Operations, Inc.
6.250%, 03/15/32 (144A)	178,000	180,251
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A)	365,000	362,263
Monitchem HoldCo 3 SA
8.000%, 07/15/31 (Reg-S) (EUR)	126,000	143,408
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (Reg-S) (EUR)	100,000	111,650
6.125%, 02/15/33 (Reg-S) (EUR)	100,000	114,968
6.750%, 08/01/32 (144A) (a)	1,841,000	1,798,802
7.250%, 06/15/31 (144A)	1,850,000	1,873,264
7.250%, 02/15/33 (144A) (a)	5,567,000	5,505,583
Perimeter Holdings LLC
6.250%, 01/15/34 (144A)	1,665,000	1,661,863
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A)	1,639,000	1,607,069
Solstice Advanced Materials, Inc.
5.625%, 09/30/33 (144A)	981,000	974,900
WR Grace Holdings LLC
5.625%, 08/15/29 (144A)	3,744,000	3,518,954
6.625%, 08/15/32 (144A)	1,932,000	1,873,803
7.000%, 08/01/33 (144A)	839,000	816,983
7.375%, 03/01/31 (144A)	724,000	727,010
		35,065,744
Commercial Services — 5.5%
ADT Security Corp.
4.875%, 07/15/32 (144A) (a)	513,000	484,802
5.875%, 10/15/33 (144A)	1,264,000	1,241,713
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000%, 05/21/30 (144A)	1,505,000	1,558,313
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A) (a)	6,440,000	6,732,273
See accompanying notes to financial statements.
BHFTI-89

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	4,800,000	$4,778,865
6.875%, 06/15/30 (144A)	1,106,000	1,136,522
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A)	4,229,000	4,160,724
Amber Finco PLC
6.625%, 07/15/29 (Reg-S) (EUR)	114,000	134,933
APCOA GmbH
6.000%, 04/15/31 (Reg-S) (EUR)	100,000	115,861
APi Group DE, Inc.
4.125%, 07/15/29 (144A) (a)	352,000	337,567
4.750%, 10/15/29 (144A)	276,000	270,489
5.750%, 06/01/34 (144A)	303,000	299,558
Arena Luxembourg Finance SARL
4.649%, 3M EURIBOR + 2.500%, 05/01/30 (Reg-S) (EUR) (c)	100,000	115,278
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (Reg-S) (EUR)	200,000	215,978
6.125%, 11/30/28 (Reg-S) (GBP)	100,000	124,835
Belron U.K. Finance PLC
5.750%, 10/15/29 (144A)	932,000	936,312
Block, Inc.
5.625%, 08/15/30 (144A)	955,000	957,388
6.000%, 08/15/33 (144A)	1,571,000	1,581,848
6.500%, 05/15/32	1,381,000	1,409,885
Boels Topholding BV
5.750%, 05/15/30 (Reg-S) (EUR)	100,000	117,404
6.250%, 02/15/29 (Reg-S) (EUR)	100,000	116,691
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	429,427
6.750%, 06/15/32 (144A) (a)	686,000	701,011
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	161,000	154,832
4.875%, 07/01/29 (144A) (a)	1,771,000	1,584,880
CompoSecure Holdings LLC
5.625%, 02/01/33 (144A)	1,217,000	1,187,983
Deluxe Corp.
8.125%, 09/15/29 (144A)	317,000	328,177
EquipmentShare.com, Inc.
7.125%, 07/01/34 (144A)	545,000	535,483
Garda World Security Corp.
6.000%, 06/01/29 (144A) (a)	175,000	172,399
7.750%, 02/15/28 (144A) (a)	995,000	1,012,549
8.250%, 08/01/32 (144A) (a)	2,396,000	2,451,887
8.375%, 11/15/32 (144A) (a)	3,262,000	3,337,202
Herc Holdings, Inc.
5.750%, 03/15/31 (144A) (a)	406,000	405,487
6.000%, 03/15/34 (144A) (a)	419,000	416,216
6.625%, 06/15/29 (144A)	54,000	55,133
7.000%, 06/15/30 (144A)	1,065,000	1,102,879
7.250%, 06/15/33 (144A)	994,000	1,036,302
ION Platform Finance SARL
6.500%, 09/30/30 (Reg-S) (EUR)	100,000	91,717
7.875%, 05/01/29 (Reg-S) (EUR)	100,000	102,847
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
ION Platform Finance U.S., Inc.
7.875%, 09/30/32 (144A)	1,435,000	$1,039,722
Kapla Holding SAS
5.000%, 04/30/31 (Reg-S) (EUR)	100,000	114,832
Loxam SAS
4.250%, 02/15/31 (Reg-S) (EUR)	100,000	113,963
6.375%, 05/15/28 (Reg-S) (EUR)	100,000	116,304
6.375%, 05/31/29 (Reg-S) (EUR)	90,000	105,852
Multiversity SpA
6.400%, 3M EURIBOR + 4.250%, 05/17/31 (Reg-S) (EUR) (c)	100,000	115,249
7.125%, 05/17/31 (Reg-S) (EUR)	100,000	118,586
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	1,796,000	1,862,131
11.000%, 06/01/31 (144A) (b)	336,000	324,986
Sabre Financial Borrower LLC
11.125%, 06/15/29 (144A)	2,242,000	2,366,330
Service Corp. International
4.000%, 05/15/31	653,000	616,395
5.750%, 10/15/32	1,371,000	1,376,517
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	715,000	799,744
5.500%, 05/15/33 (Reg-S) (EUR)	100,000	111,852
6.750%, 08/15/32 (144A) (a)	2,737,000	2,742,232
Sotheby's
8.250%, 04/15/31 (144A)	679,000	675,424
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	622,000	590,343
United Rentals North America, Inc.
5.375%, 11/15/33 (144A) (a)	1,476,000	1,453,731
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	969,000	1,002,267
WEX, Inc.
6.500%, 03/15/33 (144A) (a)	999,000	994,694
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A)	251,000	248,747
6.625%, 04/15/30 (144A) (a)	554,000	570,729
7.375%, 10/01/31 (144A) (a)	245,000	253,661
		59,647,941
Computers — 0.4%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (Reg-S) (EUR)	100,000	111,448
Amentum Holdings, Inc.
7.250%, 08/01/32 (144A) (a)	231,000	237,924
Atos Group
8.125%, 05/21/31 (Reg-S) (EUR)	100,000	112,954
9.360%, 12/18/29 (Reg-S) (EUR) (e)	105,684	138,458
CACI International, Inc.
6.375%, 06/15/33 (144A) (a)	799,000	810,362
Cedacri SpA
7.783%, 3M EURIBOR + 5.500%, 05/15/28 (Reg-S) (EUR) (c)	100,000	110,524
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A) (a)	1,015,000	1,031,879
See accompanying notes to financial statements.
BHFTI-90

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Computers—(Continued)
Science Applications International Corp.
4.875%, 04/01/28 (144A)	264,000	$262,075
5.875%, 11/01/33 (144A)	554,000	545,626
Seagate Data Storage Technology Pte. Ltd.
5.750%, 12/01/34 (144A) (a)	225,000	228,260
5.875%, 07/15/30	370,000	376,572
8.500%, 07/15/31 (144A)	674,000	704,316
		4,670,398
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS
5.500%, 03/31/32 (Reg-S) (EUR)	100,000	117,799
6.500%, 03/31/32 (144A) (a)	400,000	408,081
Perrigo Finance Unlimited Co.
5.150%, 06/15/30	400,000	384,634
6.125%, 09/30/32 (a)	568,000	542,500
		1,453,014
Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	24,000	22,874
Core & Main LP
6.000%, 07/01/34 (144A)	2,331,000	2,341,962
Dealer Tire Financial LLC
10.375%, 10/01/31 (144A)	262,000	261,065
Gates Corp.
6.875%, 07/01/29 (144A)	803,000	821,291
Resideo Funding, Inc.
6.500%, 07/15/32 (144A)	1,190,000	1,195,947
		4,643,139
Diversified Financial Services — 3.7%
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (a) (c)	921,000	893,457
Azorra Finance Ltd.
6.250%, 02/15/34 (144A)	128,000	123,704
7.250%, 01/15/31 (144A)	128,000	131,511
7.750%, 04/15/30 (144A)	428,000	443,931
Brookfield Finance, Inc.
6.300%, 5Y H15 + 2.076%, 01/15/55 (c)	1,480,000	1,435,516
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	202,000	199,098
6.750%, 12/01/32 (144A)	300,000	289,642
First Eagle Holdings, Inc.
7.250%, 08/15/32 (144A)	246,000	247,635
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	1,253,000	1,260,791
Freedom Mortgage Holdings LLC
6.875%, 05/01/31 (144A)	67,000	65,021
7.875%, 04/01/33 (144A)	120,000	117,026
8.375%, 04/01/32 (144A)	62,000	63,066
9.125%, 05/15/31 (144A)	679,000	702,018
Garfunkelux Holdco 3 SA
9.000%, 09/01/28 (Reg-S) (EUR)	159,000	182,134
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	81,000	81,085
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
GGAM Finance Ltd.
6.875%, 04/15/29 (144A)	194,000	$198,230
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A)	1,156,000	1,174,897
Intrum Investments & Financing AB
8.000%, 09/11/27 (Reg-S) (EUR)	142,000	162,344
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	206,000	206,043
6.750%, 05/01/33 (144A)	685,000	704,431
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	12,854
4.750%, 01/16/14 (EUR) (d)	2,140,000	6,113
5.375%, 10/17/12 (EUR) (d)	350,000	1,000
Midcap Financial Issuer Trust
5.625%, 01/15/30 (144A) (a)	800,000	771,127
6.500%, 05/01/28 (144A)	1,400,000	1,397,800
Navient Corp.
7.875%, 06/15/32	374,000	350,033
9.375%, 10/15/31	448,000	446,295
OneMain Finance Corp.
4.000%, 09/15/30	437,000	403,937
5.375%, 11/15/29	985,000	967,485
6.125%, 05/15/30	914,000	913,953
6.500%, 03/15/33 (a)	982,000	966,319
6.625%, 05/15/29	425,000	433,355
6.750%, 03/15/32 (a)	916,000	918,203
6.750%, 09/15/33 (a)	1,808,000	1,789,805
7.125%, 11/15/31	947,000	963,374
7.125%, 09/15/32 (a)	348,000	353,859
7.500%, 05/15/31	181,000	186,993
7.875%, 03/15/30	567,000	590,261
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	947,000	948,619
8.000%, 08/01/33 (144A) (a)	1,582,000	1,587,842
PennyMac Financial Services, Inc.
6.750%, 02/15/34 (144A)	385,000	369,568
6.875%, 05/15/32 (144A)	1,007,000	985,487
7.125%, 11/15/30 (144A)	345,000	349,616
7.875%, 12/15/29 (144A)	554,000	576,115
Phoenix Aviation Capital Ltd.
9.250%, 07/15/30 (144A) (a)	2,528,000	2,611,449
PRA Group Europe Holding II SARL
6.250%, 09/30/32 (Reg-S) (EUR)	101,000	113,579
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	1,866,000	1,898,043
6.125%, 08/01/31 (144A)	1,440,000	1,470,703
6.375%, 08/01/33 (144A)	2,448,000	2,489,529
6.500%, 08/01/29 (144A)	566,000	577,713
6.500%, 06/15/34 (144A)	823,000	844,134
7.125%, 02/01/32 (144A)	1,354,000	1,405,359
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000%, 10/15/33 (144A) (a)	75,000	67,504
SLM Corp.
6.495%, SOFR + 2.710%, 05/15/32 (c)	349,000	348,596
TER Finance Jersey Ltd.
4.500%, 03/31/32 (EUR)	120,000	137,063
See accompanying notes to financial statements.
BHFTI-91

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (b)	437,300	$70,638
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A)	166,000	154,206
UWM Holdings LLC
6.250%, 03/15/31 (144A) (a)	2,121,000	1,890,285
6.625%, 02/01/30 (144A)	1,107,000	1,031,486
WS Escrow LLC
7.750%, 06/01/33 (144A)	218,000	223,846
		40,305,726
Electric — 4.8%
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (a) (c)	770,000	788,385
Alpha Generation LLC
6.750%, 10/15/32 (144A)	882,000	898,232
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375%, 02/15/32 (144A)	587,000	588,450
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	455,000	414,078
ContourGlobal Power Holdings SA
4.375%, 07/31/31 (Reg-S) (EUR)	100,000	111,385
6.750%, 02/28/30 (144A)	922,000	935,673
Dominion Energy, Inc.
6.150%, 5Y H15 + 1.869%, 12/15/56 (c)	390,000	391,184
6.250%, 5Y H15 + 1.702%, 12/15/56 (c)	210,000	210,889
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (Reg-S) (EUR) (c)	100,000	114,082
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (Reg-S) (EUR) (c)	100,000	116,272
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (Reg-S) (EUR) (c)	200,000	227,429
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (Reg-S) (EUR) (c)	200,000	226,235
4.375%, 5Y EUR Swap + 2.074%, 01/06/31 (Reg-S) (EUR) (c)	100,000	113,618
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (Reg-S) (EUR) (c)	200,000	235,167
Enel SpA
4.250%, 5Y EUR Swap + 2.009%, 01/14/30 (Reg-S) (EUR) (c)	100,000	115,001
Neoen Finco PLC
5.500%, 06/15/31 (Reg-S) (EUR)	100,000	116,395
NextEra Energy Capital Holdings, Inc.
6.000%, 5Y H15 + 1.840%, 10/01/56 (c)	880,000	879,564
6.200%, 5Y H15 + 1.765%, 10/01/56 (c)	1,321,000	1,319,723
6.625%, 5Y H15 + 1.685%, 10/01/66 (c)	2,535,000	2,574,031
NRG Energy, Inc.
5.750%, 01/15/34 (144A)	1,877,000	1,862,343
5.875%, 05/15/34 (144A)	632,000	628,676
6.000%, 02/01/33 (144A)	1,956,000	1,966,445
6.000%, 01/15/36 (144A)	3,315,000	3,304,638
6.125%, 05/15/36 (144A)	2,122,000	2,122,983
6.250%, 11/01/34 (144A) (a)	748,000	757,368
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (c)	1,395,000	1,505,251
Security Description	Principal Amount*	Value
Electric—(Continued)
Oncor Electric Delivery Co. LLC
4.550%, 5Y EUR Swap + 1.534%, 11/26/56 (Reg-S) (EUR) (c)	100,000	$115,563
Orsted AS
2.500%, 5Y UKG + 2.136%, 08/18/32 (Reg-S) (GBP) (c)	100,000	104,917
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	109,000	106,724
PG&E Corp.
6.850%, 5Y H15 + 3.225%, 09/15/56 (c)	968,000	964,562
Talen Energy Supply LLC
6.125%, 05/01/31 (144A)	5,884,000	5,884,112
6.375%, 05/01/33 (144A)	9,956,000	9,943,434
TransAlta Corp.
5.875%, 02/01/34	146,000	143,824
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (c)	2,192,000	2,209,367
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (c)	492,000	495,786
VoltaGrid LLC
7.375%, 11/01/30 (144A) †	4,057,000	4,211,860
XPLR Infrastructure Operating Partners LP
7.750%, 04/15/34 (144A) (a)	2,227,000	2,344,073
8.375%, 01/15/31 (144A) (a)	2,098,000	2,237,517
8.625%, 03/15/33 (144A) (a)	241,000	258,440
		51,543,676
Electrical Components & Equipment — 0.1%
Prysmian SpA
5.250%, 5Y EUR Swap + 3.012%, 05/21/30 (Reg-S) (EUR) (c)	100,000	118,342
WESCO Distribution, Inc.
5.250%, 04/15/31 (144A) (a)	545,000	539,407
5.500%, 04/15/34 (144A) (a)	525,000	519,347
		1,177,096
Electronics — 0.3%
Coherent Corp.
5.000%, 12/15/29 (144A)	779,000	767,000
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	210,000	196,359
4.375%, 02/15/30 (144A)	956,000	929,827
6.625%, 07/15/32 (144A) (a)	1,255,000	1,290,793
		3,183,979
Engineering & Construction — 0.4%
AECOM
6.000%, 08/01/33 (144A) (a)	406,000	406,580
Arcosa, Inc.
6.875%, 08/15/32 (144A)	527,000	549,736
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A) (a)	2,434,000	1,983,464
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	297,325
Egis SA
5.125%, 05/15/31 (Reg-S) (EUR)	100,000	116,254
Global Infrastructure Solutions, Inc.
6.375%, 07/15/34 (144A)	552,000	554,846
See accompanying notes to financial statements.
BHFTI-92

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Heathrow Finance PLC
4.125%, 09/01/29 (Reg-S) (GBP) (e)	100,000	$124,569
6.625%, 03/01/31 (Reg-S) (GBP)	100,000	132,853
Weekley Homes LLC/Weekley Finance Corp.
6.750%, 01/15/34 (144A)	459,000	460,220
		4,625,847
Entertainment — 1.7%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (Reg-S) (EUR)	90,000	106,904
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	570,000	560,303
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750%, 01/15/33 (144A)	624,000	611,664
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A)	743,000	714,192
6.500%, 02/15/32 (144A)	671,000	654,541
7.000%, 02/15/30 (144A)	1,158,000	1,164,665
Churchill Downs, Inc.
5.750%, 04/01/30 (144A)	1,161,000	1,159,901
6.750%, 05/01/31 (144A) (a)	401,000	408,014
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	200,000	206,331
Cirsa Finance International SARL
5.401%, 3M EURIBOR + 3.000%, 10/15/32 (Reg-S) (EUR) (c)	100,000	115,279
Entain PLC
4.875%, 11/30/31 (Reg-S) (EUR)	100,000	115,608
Flutter Treasury DAC
4.000%, 06/04/31 (Reg-S) (EUR)	100,000	112,525
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	734,000	734,358
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A)	202,000	200,905
7.250%, 11/15/29 (144A)	290,000	295,242
7.500%, 09/01/31 (144A)	495,000	513,052
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	249,000	244,198
4.750%, 10/15/27 (144A)	47,000	46,897
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	600,000	506,276
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	258,938
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, 04/15/30 (144A)	682,000	710,372
Motion Bondco DAC
6.625%, 11/15/27 (144A)	415,000	401,519
Pinewood Finco PLC
6.000%, 03/27/30 (Reg-S) (GBP)	125,000	165,828
Pioneer Opco LLC
7.000%, 05/15/33 (144A) †	558,000	567,824
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	213,533
5.875%, 09/01/31 (144A)	450,000	292,500
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Rivers Enterprise Borrower LLC
6.250%, 10/15/30 (144A)	389,000	$393,861
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625%, 02/01/33 (144A)	458,000	464,853
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A) (a)	745,000	636,729
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A) (a)	309,000	318,170
Starz Capital Holdings 1, Inc.
6.000%, 04/15/30 (144A)	960,000	915,600
Vail Resorts, Inc.
5.625%, 07/15/30 (144A)	516,000	515,357
6.500%, 05/15/32 (144A) (a)	562,000	572,394
Voyager Parent LLC
9.250%, 07/01/32 (144A)	832,000	879,888
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A) (a)	370,000	367,517
6.250%, 03/15/33 (144A) (a)	1,230,000	1,234,608
7.125%, 02/15/31 (144A) (a)	777,000	821,146
		18,201,492
Environmental Control — 1.1%
Biffa Group Holdings Ltd.
5.250%, 06/15/31 (Reg-S) (EUR)	100,000	114,550
7.375%, 06/15/31 (Reg-S) (GBP)	100,000	133,735
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	399,833
GFL Environmental Holdings U.S., Inc.
5.500%, 02/01/34 (144A)	1,296,000	1,267,603
5.625%, 07/01/31 (144A)	419,000	418,946
GFL Environmental, Inc.
4.000%, 08/01/28 (144A)	476,000	464,746
4.375%, 08/15/29 (144A)	689,000	669,745
4.750%, 06/15/29 (144A)	241,000	237,167
6.750%, 01/15/31 (144A)	921,000	947,505
Luna 1.5 SARL
10.500%, 07/01/32 (144A) (EUR) (b)	300,000	364,414
Madison IAQ LLC
4.125%, 06/30/28 (144A)	583,000	573,534
5.875%, 06/30/29 (144A) (a)	1,613,000	1,613,832
Paprec Holding SA
4.125%, 07/15/30 (Reg-S) (EUR)	100,000	113,953
4.500%, 07/15/32 (Reg-S) (EUR)	100,000	114,296
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	438,000	417,752
Waste Pro USA, Inc.
7.000%, 02/01/33 (144A)	3,362,000	3,440,304
		11,291,915
Food — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.500%, 03/31/31 (144A)	445,000	434,807
5.625%, 03/31/32 (144A)	391,000	378,021
5.750%, 03/31/34 (144A) (a)	1,569,000	1,494,230
See accompanying notes to financial statements.
BHFTI-93

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Food—(Continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.250%, 03/15/33 (144A) (a)	416,000	$412,335
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	238,218
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (Reg-S) (GBP)	180,000	224,290
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,047,000	1,036,836
6.375%, 04/15/34 (144A)	4,315,000	4,379,272
7.625%, 07/01/29 (144A)	2,262,000	2,332,520
Darling Global Finance BV
4.500%, 07/15/32 (144A) (EUR)	400,000	460,892
Froneri Lux FinCo SARL
4.750%, 08/01/32 (Reg-S) (EUR)	200,000	223,021
Irca SpA/Gallarate
6.151%, 3M EURIBOR + 3.750%, 12/15/29 (Reg-S) (EUR) (c)	100,000	114,847
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.125%, 04/30/33 (144A)	615,000	626,468
9.000%, 02/15/29 (144A)	431,000	451,193
Lamb Weston Holdings, Inc.
4.375%, 01/31/32 (144A)	627,000	589,552
Lion/Polaris Lux Midco SARL
5.942%, 3M EURIBOR + 3.625%, 07/01/29 (Reg-S) (EUR) (c)	100,000	114,912
Market Bidco Finco PLC
6.750%, 01/31/31 (Reg-S) (EUR)	100,000	112,895
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	259,000	251,402
5.625%, 03/01/34 (144A)	1,011,000	992,293
6.125%, 09/15/32 (144A)	657,000	665,036
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	25,000	25,377
6.250%, 10/15/34 (144A)	981,000	963,885
6.375%, 03/01/33 (144A) (a)	313,000	310,612
6.500%, 03/15/36 (144A)	1,360,000	1,344,555
Premier Foods Finance PLC
3.500%, 10/15/26 (Reg-S) (GBP)	100,000	131,992
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A)	652,000	629,886
United Natural Foods, Inc.
6.750%, 10/15/28 (144A) (a)	464,000	464,058
		19,403,405
Food Service — 0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	236,000	235,527
Elior Group SA
5.625%, 03/15/30 (Reg-S) (EUR)	125,000	140,348
		375,875
Security Description	Principal Amount*	Value
Forest Products & Paper — 0.0%
Ahlstrom Holding 3 OYJ
3.625%, 02/04/28 (Reg-S) (EUR)	100,000	$113,799
Sappi Papier Holding GmbH
4.500%, 03/15/32 (Reg-S) (EUR)	100,000	95,733
		209,532
Gas — 1.0%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (a) (c)	560,000	587,106
AmeriGas Partners LP/AmeriGas Finance Corp.
6.875%, 06/01/31 (144A)	573,000	580,148
9.500%, 06/01/30 (144A)	340,000	364,829
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A)	1,680,000	1,718,905
6.500%, 01/15/34 (144A)	2,384,000	2,484,085
6.750%, 01/15/36 (144A)	2,935,000	3,111,969
7.500%, 05/01/33 (144A)	721,000	791,307
7.750%, 05/01/35 (144A)	1,340,000	1,502,772
		11,141,121
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (Reg-S) (EUR)	100,000	114,341
5.954%, 3M EURIBOR + 3.750%, 04/15/29 (Reg-S) (EUR) (c)	200,000	231,146
		345,487
Healthcare-Products — 0.7%
Avantor Funding, Inc.
3.875%, 07/15/28 (Reg-S) (EUR)	100,000	114,231
4.625%, 07/15/28 (144A)	766,000	757,959
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,047,000	3,130,792
Insulet Corp.
6.500%, 04/01/33 (144A)	507,000	514,132
Medline Borrower LP
5.250%, 10/01/29 (144A)	2,170,000	2,156,740
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A) (a)	271,000	285,046
		6,958,900
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A)	280,000	288,238
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	1,109,000	1,095,153
Centene Corp.
2.450%, 07/15/28	270,000	256,573
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A) (a)	997,000	917,203
5.250%, 05/15/30 (144A) (a)	2,287,000	2,158,082
9.750%, 01/15/34 (144A) (a)	3,879,000	4,049,990
10.875%, 01/15/32 (144A) (a)	468,000	504,008
Clariane SE
7.875%, 06/27/30 (Reg-S) (EUR)	100,000	121,996
See accompanying notes to financial statements.
BHFTI-94

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Concentra Health Services, Inc.
6.875%, 07/15/32 (144A) (a)	996,000	$1,030,995
DaVita, Inc.
6.750%, 07/15/33 (144A)	146,000	150,650
6.875%, 09/01/32 (144A)	71,000	73,224
Ephios Subco 3 SARL
7.875%, 01/31/31 (Reg-S) (EUR)	100,000	120,482
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A)	429,000	434,898
Gruppo San Donato SPA
6.500%, 10/31/31 (Reg-S) (EUR)	100,000	112,919
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A)	401,000	359,009
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,169,000	1,135,744
IQVIA, Inc.
4.625%, 06/15/33 (Reg-S) (EUR)	100,000	115,928
6.250%, 06/01/32 (144A) (a)	1,369,000	1,391,833
LifePoint Health, Inc.
7.000%, 05/01/34 (144A)	2,323,000	2,226,507
10.000%, 06/01/32 (144A)	838,000	836,585
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	553,000	515,699
6.250%, 01/15/33 (144A)	202,000	202,339
6.500%, 02/15/31 (144A)	972,000	988,811
Prime Healthcare Services, Inc.
9.375%, 09/01/29 (144A) (a)	173,000	180,731
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	543,315
Star Parent, Inc.
9.000%, 10/01/30 (144A)	948,000	992,132
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A) (a)	3,165,000	3,204,059
Tenet Healthcare Corp.
5.500%, 11/15/32 (144A)	204,000	202,849
6.000%, 11/15/33 (144A) (a)	360,000	363,148
6.750%, 05/15/31	1,102,000	1,128,895
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A) (a)	762,000	718,441
		26,420,436
Holding Companies-Diversified — 0.1%
Progroup AG
5.125%, 04/15/29 (Reg-S) (EUR)	100,000	116,761
5.375%, 04/15/31 (Reg-S) (EUR)	100,000	116,715
Stena International SA
7.250%, 01/15/31 (144A)	200,000	204,482
		437,958
Home Builders — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	259,992
6.875%, 08/01/33 (144A)	383,000	379,616
Beazer Homes USA, Inc.
8.000%, 01/15/32 (144A)	295,000	295,793
Security Description	Principal Amount*	Value
Home Builders—(Continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A) (a)	679,000	$631,876
5.000%, 06/15/29 (144A)	548,000	521,821
Century Communities, Inc.
6.625%, 09/15/33 (144A)	480,000	484,684
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A)	277,000	283,238
Empire Communities Corp.
9.750%, 05/01/29 (144A)	136,000	140,595
Installed Building Products, Inc.
5.625%, 02/01/34 (144A)	373,000	370,239
K Hovnanian Enterprises, Inc.
8.000%, 04/01/31 (144A) (a)	1,468,000	1,514,480
8.375%, 10/01/33 (144A)	1,122,000	1,152,830
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (a)	662,000	657,868
8.750%, 12/15/28 (144A)	353,000	364,779
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	353,165
6.000%, 12/15/33 (144A)	185,000	177,582
Risewell Homes, Inc.
8.500%, 11/01/30 (144A)	157,000	160,288
9.250%, 10/01/29 (144A)	604,000	624,732
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	332,271
Taylor Morrison Communities, Inc.
5.750%, 11/15/32 (144A)	283,000	291,249
		8,997,098
Home Furnishings — 0.2%
Somnigroup International, Inc.
3.875%, 10/15/31 (144A)	171,000	157,168
4.000%, 04/15/29 (144A)	288,000	277,635
Whirlpool Corp.
7.500%, 07/01/31 (144A) (a)	973,000	984,625
7.875%, 07/01/34 (144A)	1,111,000	1,115,557
		2,534,985
Housewares — 0.2%
Newell Brands, Inc.
6.375%, 05/15/30 (a)	301,000	305,093
6.625%, 09/15/29 (a)	169,000	171,822
6.625%, 05/15/32 (a)	603,000	610,629
8.500%, 06/01/28 (144A)	588,000	614,324
Scotts Miracle-Gro Co.
4.375%, 02/01/32 (a)	614,000	575,521
4.500%, 10/15/29	102,000	99,866
		2,377,255
Insurance — 5.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	1,724,000	1,703,225
5.875%, 11/01/29 (144A)	2,641,000	2,581,188
6.500%, 10/01/31 (144A)	116,000	115,682
6.750%, 04/15/28 (144A)	257,000	259,053
See accompanying notes to financial statements.
BHFTI-95

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A) (a)	2,938,000	$2,985,766
7.375%, 10/01/32 (144A) (a)	1,290,000	1,280,399
AmWINS Group, Inc.
4.875%, 06/30/29 (144A)	687,000	661,982
6.375%, 02/15/29 (144A)	267,000	268,306
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, 07/15/33 (144A)	932,000	892,043
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	658,000	666,291
Ardonagh Finco Ltd.
6.875%, 02/15/31 (Reg-S) (EUR)	705,000	810,754
7.750%, 02/15/31 (144A)	3,222,000	3,258,302
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A) (a)	4,625,000	4,492,929
Asurion LLC/Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A)	1,970,000	1,984,886
8.375%, 02/01/34 (144A)	2,316,000	2,143,872
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (c)	645,000	640,326
CRC Insurance Group LLC
7.125%, 06/01/31 (144A) (a)	5,561,000	5,543,267
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	3,636,000	3,521,934
8.125%, 02/15/32 (144A)	1,720,000	1,541,771
HUB International Ltd.
7.250%, 06/15/30 (144A)	5,804,000	5,956,279
7.375%, 01/31/32 (144A)	11,458,000	11,662,869
Jones Deslauriers Insurance Management, Inc.
6.875%, 10/01/33 (144A)	1,137,000	1,054,469
8.500%, 03/15/30 (144A)	1,423,000	1,451,412
Ryan Specialty LLC
5.875%, 08/01/32 (144A) (a)	33,000	32,467
USI, Inc.
7.500%, 01/15/32 (144A)	1,627,000	1,642,333
		57,151,805
Internet — 2.0%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	15,014,000	15,316,574
Getty Images, Inc.
10.500%, 11/15/30 (144A)	323,000	269,285
11.250%, 02/21/30 (144A)	494,000	407,056
iliad SA
4.250%, 01/09/32 (Reg-S) (EUR)	100,000	114,993
5.625%, 02/15/30 (Reg-S) (EUR)	100,000	120,939
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625%, 05/01/28 (144A)	152,000	138,323
5.000%, 05/01/28 (144A) (a)	1,687,000	1,549,929
8.750%, 05/01/29 (144A)	298,000	265,932
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	26,000	23,393
4.125%, 08/01/30 (144A)	41,000	38,587
Security Description	Principal Amount*	Value
Internet—(Continued)
Match Group Holdings II LLC
4.625%, 06/01/28 (144A)	259,000	$255,464
6.125%, 09/15/33 (144A)	698,000	689,751
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	600,000	652,085
11.250%, 02/15/27 (144A)	200,000	206,626
Snap, Inc.
6.875%, 03/01/33 (144A)	823,000	802,204
6.875%, 03/15/34 (144A) (a)	951,000	920,690
Wayfair LLC
7.125%, 05/31/34 (144A)	333,000	342,381
		22,114,212
Investment Companies — 0.6%
Antares Holdings LP
6.625%, 06/10/31 (144A)	342,000	342,029
Apollo Debt Solutions BDC
5.875%, 08/30/30	273,000	270,135
6.550%, 03/15/32	176,000	177,507
ARES Strategic Income Fund
5.800%, 09/09/30	510,000	502,419
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30	160,000	155,825
Blackstone Secured Lending Fund
5.900%, 05/21/31	445,000	438,363
Blue Owl Capital Corp.
6.200%, 07/15/30 (a)	388,000	386,617
6.300%, 08/15/31	241,000	239,538
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A)	549,684	523,584
FS KKR Capital Corp.
2.625%, 01/15/27	164,000	160,973
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	345,000	294,662
5.250%, 05/15/27	2,014,000	1,990,543
9.750%, 01/15/29	461,000	452,116
10.000%, 11/15/29 (144A)	831,000	819,545
		6,753,856
Iron/Steel — 0.9%
ATI, Inc.
4.875%, 10/01/29	277,000	273,964
5.125%, 10/01/31	746,000	738,389
7.250%, 08/15/30	1,233,000	1,280,191
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	1,966,000	1,968,502
Carpenter Technology Corp.
5.625%, 03/01/34 (144A)	764,000	763,422
Cleveland-Cliffs, Inc.
6.875%, 11/01/29 (144A) (a)	1,080,000	1,089,487
Commercial Metals Co.
5.750%, 11/15/33 (144A)	882,000	876,789
6.000%, 12/15/35 (144A)	894,000	891,686
Hybar LLC
7.375%, 07/01/34 (144A)	1,060,000	1,065,144
See accompanying notes to financial statements.
BHFTI-96

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Iron/Steel—(Continued)
Mineral Resources Ltd.
6.000%, 05/01/32 (144A)	344,000	$340,297
6.250%, 05/01/34 (144A)	344,000	338,254
		9,626,125
Leisure Time — 1.1%
A&K Travel Group Holdings Ltd.
7.500%, 05/15/33 (144A)	1,020,000	1,029,700
Acushnet Co.
5.625%, 12/01/33 (144A)	288,000	286,476
Carnival Corp. Ltd.
5.750%, 08/01/32 (144A)	478,000	482,669
5.875%, 06/15/31 (144A)	616,000	627,094
6.125%, 02/15/33 (144A) (a)	1,775,000	1,796,557
Carnival U.K. Ltd.
4.125%, 07/15/31 (144A) (EUR)	608,000	698,704
Deuce Finco PLC
7.000%, 11/20/31 (Reg-S) (GBP)	100,000	135,621
Gaia Purchaser, Inc.
7.625%, 07/15/33 (144A)	1,512,000	1,529,339
Lindblad Expeditions LLC
7.000%, 09/15/30 (144A)	899,000	929,514
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A) (a)	747,000	626,394
NCL Corp. Ltd.
5.875%, 01/15/31 (144A)	103,000	99,967
6.250%, 09/15/33 (144A) (a)	730,000	708,952
6.750%, 02/01/32 (144A)	204,000	203,541
Pinnacle Bidco PLC
10.000%, 10/11/28 (Reg-S) (GBP)	100,000	137,781
TUI AG
5.875%, 03/15/29 (Reg-S) (EUR)	100,000	117,269
TUI Cruises GmbH
5.000%, 05/15/30 (Reg-S) (EUR)	100,000	115,933
Viking Cruises Ltd.
5.875%, 10/15/33 (144A) (a)	1,024,000	1,025,599
9.125%, 07/15/31 (144A)	1,353,000	1,417,653
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A) (a)	314,000	313,975
		12,282,738
Lodging — 1.1%
Essendi SA
5.500%, 11/15/31 (Reg-S) (EUR)	137,000	158,872
Hilton Domestic Operating Co., Inc.
5.500%, 09/15/31 (144A)	1,540,000	1,543,939
5.500%, 03/31/34 (144A)	667,000	661,281
5.875%, 03/15/33 (144A)	95,000	95,869
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A)	942,000	917,821
5.625%, 07/17/27 (144A)	200,000	199,547
5.750%, 07/21/28 (144A)	200,000	198,861
6.500%, 09/24/33 (144A) (a)	200,000	195,858
7.625%, 04/17/32 (144A) (a)	706,000	723,080
MGM China Holdings Ltd.
6.250%, 05/15/33 (144A)	460,000	449,637
Security Description	Principal Amount*	Value
Lodging—(Continued)
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A)	250,000	$258,097
MGM Resorts International
6.125%, 09/15/29 (a)	825,000	833,092
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	417,161
4.625%, 12/01/31 (144A) (a)	86,000	81,658
6.625%, 03/15/32 (144A)	363,000	368,654
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	134,000	131,993
5.625%, 03/01/33 (144A)	272,000	268,453
Wynn Macau Ltd.
5.125%, 12/15/29 (144A)	658,000	644,263
5.500%, 10/01/27 (144A)	200,000	199,408
5.625%, 08/26/28 (144A)	3,167,000	3,146,592
		11,494,136
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	153,000	150,100
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	378,378
Solaris Energy Infrastructure LLC
6.375%, 05/15/31 (144A) (a)	214,000	216,388
Terex Corp.
5.000%, 05/15/29 (144A)	84,000	83,218
6.250%, 10/15/32 (144A) (a)	361,000	365,604
		1,193,688
Machinery-Diversified — 0.7%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	231,116
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	680,000	702,055
9.500%, 01/01/31 (144A)	72,000	75,389
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A) (a)	565,000	566,203
Esab Corp.
5.625%, 04/01/31 (144A)	1,042,000	1,043,131
6.250%, 04/15/29 (144A) (a)	636,000	645,299
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29 (144A)	384,000	282,240
King U.S. Bidco, Inc.
5.454%, 3M EURIBOR + 3.250%, 12/01/32 (Reg-S) (EUR) (c)	100,000	115,406
Lsf12 Helix Parent LLC
7.125%, 02/01/33 (144A)	1,430,000	1,384,547
TK Elevator Midco GmbH
4.375%, 07/15/27 (Reg-S) (EUR)	127,258	145,821
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	2,437,000	2,437,366
		7,628,573
Media — 3.6%
Block Communications, Inc.
10.250%, 03/01/31 (144A) (a)	225,000	205,788
See accompanying notes to financial statements.
BHFTI-97

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	1,730,000	$1,558,007
4.250%, 01/15/34 (144A) (a)	1,620,000	1,371,378
4.500%, 05/01/32 (a)	58,000	51,195
4.500%, 06/01/33 (144A) (a)	333,000	288,904
4.750%, 03/01/30 (144A)	808,000	766,106
4.750%, 02/01/32 (144A) (a)	1,246,000	1,111,397
6.375%, 09/01/29 (144A)	572,000	571,423
7.000%, 02/01/33 (144A) (a)	865,000	848,293
7.375%, 02/01/36 (144A) (a)	2,808,000	2,753,763
Directv Financing LLC
8.875%, 02/01/30 (144A)	1,347,000	1,370,900
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A)	184,000	183,732
9.250%, 06/01/32 (144A)	1,727,000	1,754,711
10.000%, 02/15/31 (144A)	1,094,000	1,135,249
Discovery Communications LLC
3.950%, 03/20/28	778,000	765,357
4.125%, 05/15/29	242,000	239,580
Discovery Global Holdings, Inc.
4.054%, 03/15/29	1,017,000	1,006,901
4.279%, 03/15/32	2,708,000	2,430,024
5.050%, 03/15/42	2,686,000	1,967,683
DISH Network Corp.
11.750%, 11/15/27 (144A)	5,018,000	5,156,256
Gray Media, Inc.
7.250%, 08/15/33 (144A)	1,397,000	1,375,560
9.625%, 07/15/32 (144A)	1,582,000	1,526,867
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,469,000	837,150
Midcontinent Communications
8.000%, 08/15/32 (144A) (a)	332,000	291,054
Sinclair Television Group, Inc.
8.125%, 02/15/33 (144A)	1,808,000	1,857,116
Sirius XM Radio LLC
4.000%, 07/15/28 (144A)	66,000	64,270
5.000%, 08/01/27 (144A)	1,004,000	1,002,658
Sunrise FinCo I BV
4.625%, 05/15/32 (Reg-S) (EUR)	100,000	114,362
4.875%, 07/15/31 (144A)	722,000	682,803
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	200,000	195,173
Univision Communications, Inc.
7.375%, 06/30/30 (144A)	477,000	478,289
8.500%, 07/31/31 (144A)	1,744,000	1,751,546
8.875%, 04/15/33 (144A)	1,442,000	1,419,539
9.375%, 08/01/32 (144A)	567,000	576,094
Versant Media Group, Inc.
7.250%, 01/30/31 (144A) (a)	322,000	333,130
Virgin Media O2 Vendor Financing Notes VII DAC
7.500%, 07/15/33 (Reg-S) (EUR)	100,000	91,995
Virgin Media Secured Finance PLC
4.250%, 01/15/30 (Reg-S) (GBP)	100,000	116,520
VZ Secured Financing BV
5.250%, 01/15/33 (Reg-S) (EUR)	200,000	217,711
Security Description	Principal Amount*	Value
Media—(Continued)
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A)	200,000	$175,646
Ziggo BV
4.875%, 01/15/30 (144A)	787,000	738,607
		39,382,737
Metal Fabricate/Hardware — 0.1%
Vallourec SACA
7.500%, 04/15/32 (144A)	1,406,000	1,469,482
Mining — 1.7%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	209,000	216,566
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A)	419,000	436,682
11.500%, 10/01/31 (144A)	1,362,000	1,459,613
Coeur Mining, Inc.
6.875%, 04/01/32 (144A)	740,000	758,500
Constellium SE
3.750%, 04/15/29 (144A) (a)	1,351,000	1,299,194
5.625%, 06/15/28 (144A)	512,000	511,939
6.375%, 08/15/32 (144A) (a)	719,000	732,741
ERO Copper Corp.
6.500%, 02/15/30 (144A)	1,474,000	1,468,473
First Quantum Minerals Ltd.
6.375%, 02/15/36 (144A)	2,262,000	2,219,891
7.250%, 02/15/34 (144A)	518,000	531,041
8.000%, 03/01/33 (144A)	340,000	355,471
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	760,000	727,554
5.875%, 03/01/34 (144A)	2,017,000	1,996,035
Novelis Corp.
3.875%, 08/15/31 (144A)	2,391,000	2,177,850
4.750%, 01/30/30 (144A)	354,000	342,439
6.375%, 08/15/33 (144A)	1,430,000	1,440,302
6.875%, 01/30/30 (144A)	533,000	546,420
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (Reg-S) (EUR)	422,000	474,414
Skeena Resources Ltd.
8.500%, 04/01/31 (144A)	120,000	126,050
		17,821,175
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.
6.375%, 03/15/33 (144A) (a)	294,000	297,275
Enpro, Inc.
6.125%, 06/01/33 (144A)	440,000	445,764
Maxam Prill SARL
6.000%, 07/15/30 (Reg-S) (EUR)	200,000	233,234
		976,273
Office/Business Equipment — 0.0%
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	344,000	348,191
See accompanying notes to financial statements.
BHFTI-98

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas — 3.7%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	882,000	$917,285
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A)	158,000	157,534
6.625%, 07/15/33 (144A)	286,000	289,246
9.000%, 11/01/27 (144A)	435,000	482,850
Azule Energy Finance PLC
8.250%, 01/22/31 (144A)	200,000	200,134
Borr IHC Ltd./Borr Finance LLC
8.750%, 01/15/32 (144A)	362,000	353,536
9.000%, 01/15/34 (144A)	352,000	340,394
Breakwater Energy Holdings SARL
9.250%, 11/15/30 (144A)	1,000,000	1,055,079
California Resources Corp.
7.000%, 01/15/34 (144A)	422,000	417,327
7.250%, 01/15/35 (144A)	584,000	579,318
Caturus Energy LLC
7.125%, 05/15/31 (144A)	1,831,000	1,811,556
8.500%, 02/15/30 (144A)	1,713,000	1,784,979
Chord Energy Corp.
6.750%, 03/15/33 (144A)	302,000	306,471
CITGO Petroleum Corp.
8.375%, 01/15/29 (144A)	1,418,000	1,458,850
CNX Resources Corp.
5.875%, 03/01/34 (144A)	703,000	684,116
7.250%, 03/01/32 (144A) (a)	222,000	228,715
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	1,414,000	1,333,638
6.750%, 03/01/29 (144A)	971,000	955,050
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	633,000	629,198
7.625%, 04/01/32 (144A)	574,000	578,628
7.750%, 07/31/29 (144A)	193,000	193,481
7.875%, 04/15/32 (144A)	514,000	520,443
8.375%, 01/15/34 (144A)	439,000	452,170
9.750%, 10/15/30 (144A)	397,000	420,820
CVR Energy, Inc.
7.500%, 02/15/31 (144A)	353,000	351,320
7.875%, 02/15/34 (144A)	240,000	237,436
DBR Land Holdings LLC
6.250%, 12/01/30 (144A)	474,000	481,404
Energean PLC
5.625%, 05/12/31 (Reg-S) (EUR)	100,000	113,865
Gulfport Energy Operating Corp.
6.750%, 09/01/29 (144A)	392,000	399,805
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	525,000	522,960
6.000%, 04/15/30 (144A)	60,000	58,949
6.250%, 11/01/28 (144A)	220,000	220,575
6.250%, 04/15/32 (144A)	52,000	50,337
6.875%, 05/15/34 (144A) (a)	561,000	545,838
7.250%, 02/15/35 (144A)	208,000	204,799
8.375%, 11/01/33 (144A)	994,000	1,035,022
Infinity Natural Resources LLC
7.625%, 04/01/31 (144A)	554,000	550,247
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Ithaca Energy North Sea PLC
5.500%, 10/01/31 (Reg-S) (EUR)	100,000	$113,908
Kraken Oil & Gas Partners LLC
7.125%, 05/15/31 (144A)	221,000	216,086
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, 12/01/32 (144A)	573,000	583,407
Matador Resources Co.
6.000%, 04/15/34 (144A)	712,000	694,135
6.500%, 04/15/32 (144A)	487,000	489,659
Murphy Oil Corp.
5.875%, 12/01/42	64,000	57,007
Nabors Industries, Inc.
7.625%, 11/15/32 (144A)	465,000	475,734
Noble Finance II LLC
6.250%, 06/15/34 (144A)	460,000	450,828
8.000%, 04/15/30 (144A)	121,000	125,375
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A)	994,000	987,678
Par Petroleum LLC
7.375%, 06/01/34 (144A)	789,000	798,380
PBF Holding Co. LLC/PBF Finance Corp.
7.250%, 06/01/34 (144A)	226,000	223,742
7.875%, 09/15/30 (144A)	477,000	486,077
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	829,885
6.250%, 02/01/33 (144A)	1,073,000	1,095,777
7.000%, 01/15/32 (144A)	288,000	297,879
Seadrill Finance Ltd.
6.750%, 07/15/34 (144A)	364,000	351,408
SM Energy Co.
6.625%, 04/15/34 (144A)	1,818,000	1,789,500
8.750%, 07/01/31 (144A)	295,000	308,138
Sunoco LP
5.625%, 03/15/31 (144A)	342,000	339,505
5.875%, 03/15/34 (144A)	245,000	241,641
6.250%, 07/01/33 (144A)	473,000	477,239
6.625%, 08/15/32 (144A)	490,000	498,362
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (c)	3,833,000	3,986,079
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A)	658,000	647,525
Transocean International Ltd.
7.875%, 10/15/32 (144A)	505,000	527,190
8.250%, 05/15/29 (144A)	188,000	194,126
8.500%, 05/15/31 (144A)	552,000	573,082
8.750%, 02/15/30 (144A)	210,000	218,212
Valaris Ltd.
8.375%, 04/30/30 (144A)	481,000	499,508
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (Reg-S) (EUR) (c)	100,000	123,469
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	923,000	946,596
		40,570,512
See accompanying notes to financial statements.
BHFTI-99

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, 09/01/32 (144A)	1,173,000	$1,196,326
Archrock Services LP/Archrock Partners Finance Corp.
6.000%, 02/01/34 (144A) (a)	1,372,000	1,363,761
Enerflex, Inc.
6.875%, 01/15/31 (144A)	103,000	105,417
Kodiak Gas Services LLC
5.875%, 04/01/31 (144A)	1,265,000	1,268,244
6.500%, 10/01/33 (144A)	882,000	894,042
6.750%, 10/01/35 (144A)	827,000	848,391
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	198,806
OEG Finance PLC
7.250%, 09/27/29 (Reg-S) (EUR)	100,000	118,314
Star Holding LLC
8.750%, 08/01/31 (144A)	673,000	674,556
Tidewater, Inc.
9.125%, 07/15/30 (144A)	567,000	606,713
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	1,909,000	1,892,637
7.125%, 03/15/29 (144A)	706,000	723,183
Weatherford International Ltd.
6.750%, 10/15/33 (144A)	1,454,000	1,483,510
		11,373,900
Packaging & Containers — 2.1%
Ardagh Group SA
9.500%, 12/01/30 (144A)	1,897,253	2,027,900
9.500%, 12/01/30 (Reg-S)	97,281	103,980
11.000%, 6.500% PIK, 12/01/30 (144A) (b)	364,483	348,081
11.000%, 7.500% PIK, 12/01/30 (Reg-S) (EUR) (b)	870,485	941,945
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (Reg-S) (EUR)	200,000	219,704
4.000%, 09/01/29 (144A)	3,978,000	3,781,359
6.250%, 01/30/31 (144A)	864,000	873,669
Ball Corp.
4.250%, 07/01/32 (EUR)	390,000	451,595
5.500%, 09/15/33	301,000	302,861
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A) (a)	699,000	698,124
6.750%, 04/15/32 (144A) (a)	501,000	486,273
6.875%, 01/15/30 (144A) (a)	916,000	912,592
Crown Americas LLC
5.875%, 06/01/33	1,289,000	1,298,061
Kleopatra Finco SARL
6.000%, 5.000% PIK, 01/30/31 (EUR) (b)	89,816	86,204
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/30 (144A)	6,312,000	6,452,884
9.250%, 04/15/30 (144A) (a)	384,000	377,780
Multi-Color Corp.
8.500%, 2.500% PIK, 05/11/33 (144A) (a) (b)	1,578,450	1,384,540
OI European Group BV
6.250%, 05/15/28 (Reg-S) (EUR)	100,000	115,974
Silgan Holdings, Inc.
4.250%, 02/15/31 (144A) (EUR)	850,000	964,487
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Stora Enso OYJ
5.625%, 5Y EUR Swap + 2.840%, 03/17/29 (Reg-S) (EUR) (c)	100,000	$116,472
Trivium Packaging Finance BV
6.625%, 07/15/30 (144A) (EUR)	225,000	269,582
6.625%, 07/15/30 (Reg-S) (EUR)	220,000	263,591
8.250%, 07/15/30 (144A)	639,000	675,179
		23,152,837
Pharmaceuticals — 1.7%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) † (a)	13,200,000	13,369,435
Amneal Pharmaceuticals LLC
6.875%, 08/01/32 (144A)	488,000	506,548
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A) †	118,000	109,108
11.000%, 09/30/28 (144A) †	2,080,000	2,118,106
Bayer AG
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (Reg-S) (EUR) (c)	100,000	120,106
Dolcetto Holdco SpA
5.625%, 07/14/32 (Reg-S) (EUR)	100,000	114,929
Grifols SA
7.125%, 05/01/30 (Reg-S) (EUR)	100,000	118,835
Gruenenthal GmbH
4.625%, 11/15/31 (Reg-S) (EUR)	100,000	114,853
Nidda Healthcare Holding GmbH
5.533%, 3M EURIBOR + 3.250%, 10/15/32 (Reg-S) (EUR) (c)	112,000	128,302
7.000%, 02/21/30 (Reg-S) (EUR)	149,000	175,603
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	599,000	575,516
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (Reg-S) (EUR)	100,000	112,917
4.125%, 04/30/28 (144A)	400,000	395,024
Rossini SARL
6.166%, 3M EURIBOR + 3.875%, 12/31/29 (Reg-S) (EUR) (c)	50,064	57,626
6.750%, 12/31/29 (Reg-S) (EUR)	100,000	118,377
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26 (a)	659,000	655,758
		18,791,043
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A) (a)	469,000	467,523
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A)	598,000	612,985
7.250%, 07/15/32 (144A)	481,000	497,620
Buckeye Partners LP
5.600%, 10/15/44	167,000	149,004
6.750%, 02/01/30 (144A)	182,000	187,971
6.875%, 07/01/29 (144A)	53,000	54,105
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	273,576
See accompanying notes to financial statements.
BHFTI-100

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A)	1,891,000	$1,856,120
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.875%, 06/01/34 (144A) (a)	338,000	336,406
7.375%, 06/30/33 (144A)	805,000	820,098
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (c)	430,000	457,010
7.375%, 5Y H15 + 3.122%, 03/15/55 (a) (c)	383,000	402,820
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (c)	1,085,000	1,085,560
7.125%, 5Y H15 + 2.829%, 10/01/54 (c)	829,000	852,820
7.125%, 5Y H15 + 5.306%, 05/15/30 (c)	547,000	564,403
8.000%, 5Y H15 + 4.020%, 05/15/54 (c)	1,251,000	1,328,005
Genesis Energy LP/Genesis Energy Finance Corp.
6.750%, 03/15/34	1,494,000	1,482,466
8.000%, 05/15/33	291,000	302,688
Global Partners LP/GLP Finance Corp.
7.125%, 07/01/33 (144A) (a)	342,000	346,053
Harvest Midstream I LP
6.750%, 05/15/34 (144A)	1,725,000	1,749,589
7.500%, 05/15/32 (144A) (a)	267,000	276,550
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	311,000	299,997
6.500%, 06/01/29 (144A)	495,000	505,117
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A)	854,000	861,301
7.375%, 07/15/32 (144A)	194,000	200,928
ITT Holdings LLC
6.500%, 08/01/29 (144A)	2,037,000	2,013,127
Kinetik Holdings LP
5.875%, 06/15/30 (144A) (a)	108,000	108,628
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A)	786,000	813,567
8.375%, 02/15/32 (144A)	1,547,000	1,610,455
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	459,000	464,827
Prairie Acquiror LP
9.000%, 08/01/29 (144A)	515,000	534,937
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A) (a)	136,000	134,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	468,000	467,008
6.000%, 09/01/31 (144A)	274,000	271,083
7.375%, 02/15/29 (144A)	1,553,000	1,593,013
TransMontaigne Partners LLC
8.500%, 06/15/30 (144A)	154,000	156,907
Venture Global LNG, Inc.
6.375%, 12/15/34 (144A)	3,379,000	3,320,753
6.625%, 06/15/36 (144A) (a)	2,887,000	2,845,652
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (c)	4,398,000	4,293,834
9.500%, 02/01/29 (144A) (a)	3,515,000	3,783,374
		38,382,099
Real Estate — 0.4%
Adler Financing SARL
8.250%, 12/31/28 (EUR) (b)	201,664	260,136
Security Description	Principal Amount*	Value
Real Estate—(Continued)
Alexandrite Lake Lux Holdings SARL
6.750%, 07/30/30 (Reg-S) (EUR)	100,000	$114,075
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A)	684,346	689,715
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
9.750%, 04/15/30 (144A)	365,000	392,397
Aroundtown Finance SARL
5.250%, 5Y EUR Swap + 3.431%, 04/30/31 (Reg-S) (EUR) (c)	225,000	247,488
CPI Property Group SA
5.875%, 07/07/32 (Reg-S) (EUR)	100,000	108,547
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	232,000	237,499
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (Reg-S) (EUR) (c)	100,000	112,651
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	369,076
4.375%, 02/01/31 (144A)	158,000	149,424
5.875%, 03/01/32 (144A)	395,000	391,624
6.125%, 03/01/34 (144A)	395,000	390,277
New Immo Holding SA
3.250%, 07/23/27 (Reg-S) (EUR)	100,000	113,890
4.950%, 11/14/30 (Reg-S) (EUR)	100,000	113,826
5.500%, 04/23/31 (Reg-S) (EUR)	100,000	114,653
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (Reg-S) (GBP)	52,389	72,346
Vivion Investments SARL
5.625%, 06/08/30 (Reg-S) (EUR)	100,000	110,488
6.500%, 02/28/29 (Reg-S) (EUR) (b) (e)	100,875	116,032
8.125%, 5Y EUR Swap + 6.160%, 03/08/31 (Reg-S) (EUR) (c)	100,000	102,745
		4,206,889
Real Estate Investment Trusts — 2.4%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/27 (144A)	752,000	743,822
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A)	894,000	883,860
Diversified Healthcare Trust
7.250%, 10/15/30 (144A) †	370,000	380,829
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A)	330,000	317,074
Iron Mountain, Inc.
4.750%, 01/15/34 (144A) (EUR)	1,300,000	1,475,510
4.750%, 01/15/34 (Reg-S) (EUR)	100,000	113,501
5.625%, 07/15/32 (144A) (a)	214,000	211,523
6.250%, 01/15/33 (144A) (a)	54,000	54,566
6.250%, 01/15/35 (144A)	2,646,000	2,656,314
Millrose Properties, Inc.
6.250%, 09/15/32 (144A) (a)	1,377,000	1,388,983
6.375%, 08/01/30 (144A) (a)	1,459,000	1,478,769
See accompanying notes to financial statements.
BHFTI-101

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
MPT Operating Partnership LP/MPT Finance Corp.
7.000%, 02/15/32 (144A) (EUR)	725,000	$832,689
7.000%, 02/15/32 (Reg-S) (EUR)	100,000	114,854
8.500%, 02/15/32 (144A)	2,218,000	2,270,766
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	613,240
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A)	317,000	322,405
RHP Hotel Properties LP/RHP Finance Corp.
5.750%, 03/15/34 (144A)	1,286,000	1,274,070
6.500%, 04/01/32 (144A) (a)	1,235,000	1,263,737
6.500%, 06/15/33 (144A)	456,000	467,833
RLJ Lodging Trust LP
4.000%, 09/15/29 (144A)	268,000	255,270
Service Properties Trust
Zero Coupon, 09/30/28 (144A) †	727,000	674,082
8.625%, 11/15/31 (144A) †	4,612,000	4,858,511
8.875%, 06/15/32 † (a)	530,000	545,667
Starwood Property Trust, Inc.
5.875%, 08/15/29 (144A)	444,000	445,327
6.000%, 04/15/30 (144A)	230,000	230,838
6.125%, 06/01/31 (144A)	415,000	417,194
6.500%, 07/01/30 (144A)	684,000	698,514
6.500%, 10/15/30 (144A) (a)	463,000	473,688
Unibail-Rodamco-Westfield SE
4.750%, 5Y EUR Swap + 2.432%, 06/11/31 (Reg-S) (EUR) (c)	100,000	114,760
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000%, 01/15/30 (144A)	175,000	170,944
XHR LP
6.625%, 05/15/30 (144A)	297,000	303,854
		26,052,994
Retail — 2.7%
1011778 BC ULC/New Red Finance, Inc.
4.375%, 01/15/28 (144A)	571,000	564,515
Advance Auto Parts, Inc.
7.000%, 08/01/30 (144A) (a)	468,000	479,858
Afflelou SAS
6.000%, 07/25/29 (Reg-S) (EUR)	104,000	122,758
Asbury Automotive Group, Inc.
4.750%, 03/01/30	57,000	55,417
B&M European Value Retail PLC
6.500%, 11/27/31 (Reg-S) (GBP)	100,000	130,696
Boots Group Finco LP
5.375%, 08/31/32 (144A) (EUR)	1,005,000	1,176,739
7.375%, 08/31/32 (144A) (GBP)	440,000	602,632
Carvana Co.
9.000%, 13.000% PIK, 06/01/30 (144A) (b)	1,875,218	1,938,647
9.000%, 14.000% PIK, 06/01/31 (144A) (a) (b)	3,634,395	4,010,939
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (Reg-S) (GBP)	200,000	272,958
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	562,903
Security Description	Principal Amount*	Value
Retail—(Continued)
Dufry One BV
4.625%, 06/11/33 (Reg-S) (EUR)	100,000	$115,138
Ferrellgas LP/Ferrellgas Finance Corp.
9.250%, 01/15/31 (144A)	465,000	490,060
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A)	907,000	881,963
6.750%, 01/15/30 (144A) (a)	364,000	356,975
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A) (a)	320,000	331,201
Goldstory SAS
6.750%, 02/01/30 (Reg-S) (EUR)	100,000	116,903
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A)	366,000	370,592
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	144,000	142,595
Kiko SpA
5.454%, 3M EURIBOR + 3.250%, 01/15/32 (Reg-S) (EUR) (c)	100,000	115,256
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	236,000	229,775
8.250%, 08/01/31 (144A)	621,000	647,040
Lithia Motors, Inc.
5.500%, 10/01/30 (144A)	481,000	475,063
Michaels Cos., Inc.
8.500%, 03/15/33 (144A)	1,325,000	1,312,405
PetSmart LLC/PetSmart Finance Corp.
7.500%, 09/15/32 (144A)	250,000	250,055
QXO Building Products, Inc.
6.500%, 07/15/31 (144A) (a)	1,953,000	1,990,441
6.750%, 04/30/32 (144A)	2,604,000	2,688,835
6.875%, 07/15/34 (144A) (a)	2,353,000	2,415,532
Staples, Inc.
10.750%, 09/01/29 (144A)	504,000	480,790
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (Reg-S) (GBP)	100,000	135,427
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	161,000	152,627
White Cap Supply Holdings LLC
7.375%, 11/15/30 (144A) (a)	5,855,000	5,936,332
		29,553,067
Savings & Loans — 0.0%
Nationwide Building Society
7.500%, 5Y UKG + 3.852%, 12/20/30 (Reg-S) (GBP) (c)	200,000	272,410
Semiconductors — 0.1%
Amkor Technology, Inc.
5.875%, 10/01/33 (144A)	211,000	211,733
Kioxia Holdings Corp.
6.625%, 07/24/33 (144A) (a)	261,000	272,979
MKS, Inc.
4.250%, 02/15/34 (Reg-S) (EUR)	100,000	112,835
		597,547
See accompanying notes to financial statements.
BHFTI-102

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Software — 3.3%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A)	5,415,000	$5,192,032
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A) (a)	823,000	781,876
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A) (a)	144,000	79,200
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	1,433,000	759,490
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	4,223,000	4,097,498
9.000%, 09/30/29 (144A) (a)	5,102,000	4,952,164
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	3,420,000	3,340,716
CoreWeave, Inc.
8.500%, 07/15/32 (Reg-S) (EUR)	230,000	258,668
9.000%, 02/01/31 (144A)	108,000	106,727
9.250%, 06/01/30 (144A)	1,374,000	1,382,925
9.750%, 10/01/31 (144A)	2,559,000	2,553,355
Ellucian Holdings, Inc.
6.500%, 12/01/29 (144A)	1,006,000	972,453
Fair Isaac Corp.
6.000%, 05/15/33 (144A)	1,960,000	1,930,067
IPD 3 BV
5.500%, 06/15/31 (Reg-S) (EUR)	100,000	111,363
OAK-Eagle Acquireco, Inc.
6.250%, 07/01/33 (Reg-S) (EUR)	100,000	119,638
7.250%, 07/01/33 (144A)	3,162,000	3,307,804
8.750%, 07/01/34 (144A)	3,008,000	3,192,457
Oracle Corp.
6.100%, 09/26/65	279,000	233,423
6.700%, 02/04/56	221,000	208,008
Playtika Holding Corp.
4.250%, 03/15/29 (144A) (a)	215,000	192,425
TeamSystem SpA
5.704%, 3M EURIBOR + 3.500%, 07/31/31 (Reg-S) (EUR) (c)	100,000	113,258
6.500%, 07/01/32 (Reg-S) (EUR)	100,000	114,079
UKG, Inc.
6.875%, 02/01/31 (144A)	1,697,000	1,648,600
		35,648,226
Telecommunications — 9.5%
Altice France SA
4.750%, 10/15/30 (Reg-S) (EUR)	130,335	145,068
5.625%, 07/15/32 (Reg-S) (EUR)	31,672	35,630
6.500%, 10/15/31 (144A)	560,725	543,294
6.500%, 04/15/32 (144A)	3,574,378	3,454,359
6.875%, 10/15/30 (144A)	179,093	173,725
6.875%, 07/15/32 (144A)	1,915,088	1,857,013
7.250%, 11/01/29 (Reg-S) (EUR)	19,340	22,288
APLD ComputeCo 2 LLC
6.750%, 03/15/31 (144A)	1,860,000	1,866,683
APLD ComputeCo 3 LLC
7.000%, 06/15/31 (144A)	2,303,000	2,298,279
APLD ComputeCo LLC
9.250%, 12/15/30 (144A)	807,000	870,579
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Athomstart Invest 1083 AS
8.276%, 3M EURIBOR + 6.000%, 06/04/30 (Reg-S) (EUR) (c)	100,000	$115,059
Black Pearl Compute LLC
6.125%, 02/15/31 (144A)	266,000	269,409
British Telecommunications Ltd.
8.375%, 5Y UKG + 3.820%, 12/20/83 (Reg-S) (GBP) (c)	100,000	140,055
Cipher Compute LLC
7.125%, 11/15/30 (144A)	1,003,000	1,042,641
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	400,000	420,898
Core Scientific Finance I LLC
7.750%, 05/15/31 (144A)	2,522,000	2,557,449
Digicel International Finance Ltd./Difl U.S. LLC
8.625%, 08/01/32 (144A)	3,017,000	3,106,152
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (b)	3,739,841	3,801,926
10.750%, 11/30/29	6,060,551	6,549,150
eircom Finance DAC
5.000%, 04/30/31 (Reg-S) (EUR)	103,000	119,088
Eutelsat SA
1.500%, 10/13/28 (Reg-S) (EUR)	100,000	110,008
Fibercop SpA
4.750%, 06/30/30 (Reg-S) (EUR)	100,000	116,418
5.125%, 06/30/32 (Reg-S) (EUR)	100,000	117,392
6.000%, 09/30/34 (144A)	1,632,000	1,576,043
7.200%, 07/18/36 (144A)	1,000,000	1,025,449
Flash Compute LLC
7.250%, 12/31/30 (144A) (a)	2,976,000	3,059,990
Iliad Holding SAS
5.375%, 04/15/30 (Reg-S) (EUR)	100,000	117,182
7.000%, 10/15/28 (144A)	310,000	311,330
7.000%, 04/15/32 (144A)	972,000	990,621
8.500%, 04/15/31 (144A)	1,300,000	1,377,265
Level 3 Financing, Inc.
6.875%, 06/30/33 (144A)	6,594,266	6,774,949
7.000%, 03/31/34 (144A)	5,749,000	5,928,012
7.500%, 02/15/37 (144A) (a)	2,015,000	2,068,153
8.500%, 01/15/36 (144A)	5,219,887	5,605,292
Meridian Arc Holdco LLC
6.250%, 04/30/31 (144A)	12,046,000	12,072,983
PR RNO Property Owner 1 LLC
6.500%, 05/01/31 (144A)	3,611,000	3,605,789
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	1,044,000	1,036,243
SE Cosmos LLC
8.875%, 05/01/31 (144A)	3,498,000	3,596,196
SoftBank Group Corp.
5.250%, 10/10/29 (Reg-S) (EUR)	100,000	114,839
5.375%, 01/08/29 (Reg-S) (EUR)	100,000	116,007
7.000%, 04/22/32 (Reg-S) (EUR)	100,000	119,099
7.375%, 04/22/34 (Reg-S) (EUR)	100,000	119,067
Stingray Compute LLC
6.000%, 06/15/31 (144A)	899,000	900,774
SV RNO Property Owner 1 LLC
5.875%, 03/01/31 (144A)	5,478,000	5,399,026
See accompanying notes to financial statements.
BHFTI-103

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
TDC Brands AS
8.000%, 04/30/31 (Reg-S) (EUR) †	100,000	$115,808
Telecom Italia Capital SA
7.721%, 06/04/38	1,007,000	1,156,334
Telefonica Emisiones SA
4.381%, 5Y EUR Swap + 1.841%, 01/19/31 (Reg-S) (EUR) (c)	100,000	113,553
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (Reg-S) (EUR) (c)	100,000	120,842
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (Reg-S) (EUR) (c)	100,000	125,518
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500%, 02/15/29 (144A)	240,000	238,106
8.625%, 06/15/32 (144A)	2,195,000	2,289,858
Uniti Services LLC
7.500%, 10/15/33 (144A)	1,090,000	1,147,091
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	467,000	445,458
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (Reg-S) (GBP)	100,000	125,125
4.250%, 01/31/31 (144A)	1,613,000	1,326,455
4.750%, 07/15/31 (144A)	600,000	492,992
5.625%, 04/15/32 (Reg-S) (EUR)	100,000	100,560
6.750%, 01/15/33 (144A)	1,303,000	1,103,206
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, 10/01/31 (144A)	4,731,000	4,989,100
Yondr JK 1 LLC
6.875%, 06/30/31 (144A)	755,000	756,896
Zayo Group Holdings, Inc.
9.250%, 5.750% PIK, 03/09/30 (144A) (a) (b)	453,444	452,877
13.750%, 6.625% PIK, 09/09/30 (144A) (a) (b)	1,564,536	1,545,339
Zegona Finance PLC
4.250%, 01/15/32 (Reg-S) (EUR)	100,000	114,697
6.750%, 07/15/29 (Reg-S) (EUR)	202,600	239,672
		102,646,359
Transportation — 0.4%
Edge Finco PLC
8.125%, 08/15/31 (Reg-S) (GBP)	140,000	194,006
GB AIT Buyer, Inc.
8.750%, 04/30/34 (144A)	407,000	408,082
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,004,000	1,018,389
PODS LLC
8.750%, 05/15/31 (144A)	767,000	749,415
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (Reg-S) (EUR) (c)	150,000	165,040
Rand Parent LLC
8.500%, 02/15/30 (144A)	631,000	653,619
RXO, Inc.
6.375%, 05/15/31 (144A)	217,000	220,014
SGL Group ApS
6.944%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (c)	100,000	111,369
Security Description	Principal Amount*	Value
Transportation—(Continued)
Stonepeak Nile Parent LLC
7.250%, 03/15/32 (144A)	187,000	$193,645
Watco Cos. LLC/Watco Finance Corp.
7.125%, 08/01/32 (144A)	225,000	231,028
		3,944,607
Trucking & Leasing — 0.9%
FTAI Aviation Investors LLC
5.500%, 05/01/28 (144A)	1,001,000	998,594
5.875%, 04/15/33 (144A) (a)	4,145,000	4,140,945
7.000%, 05/01/31 (144A)	2,282,000	2,363,577
7.000%, 06/15/32 (144A)	1,210,000	1,249,634
7.875%, 12/01/30 (144A)	551,000	575,715
		9,328,465
Water — 0.0%
Veolia Environnement SA
4.322%, 5Y EUR Swap + 1.837%, 10/24/32 (Reg-S) (EUR) (c)	100,000	113,289
Total Corporate Bonds & Notes (Cost $955,200,296)		960,137,976

Floating Rate Loans (h)—6.4%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 7.758%, 1M TSFR + 4.000%, 08/23/28	1,439,155	1,442,603
CMG Media Corp.
2024 Term Loan, 7.332%, 3M TSFR + 3.500%, 06/18/29	839,429	761,782
Neptune Bidco U.S., Inc.
2026 USD Term Loan B, 8.769%, 3M TSFR + 5.000%, 02/03/33	462,000	458,907
Summer BC Holdco B SARL
2024 USD Term Loan B, 8.992%, 3M TSFR + 5.000%, 02/15/29	224,996	193,215
		2,856,507
Aerospace/Defense — 0.1%
Air Comm Corp. LLC
2026 Delayed Draw Term Loan, 12/11/31 (i)	5,624	5,638
2026 Term Loan, 6.196%, 3M TSFR + 2.500%, 12/11/31	161,105	161,508
Kaman Corp.
2026 Delayed Draw Term Loan, 02/26/32 (i)	30,159	30,140
2026 Term Loan B, 5.670%, 3M TSFR + 2.000%, 02/26/32	260,019	259,856
Propulsion BC Finco SARL
2025 Repriced Term Loan B, 6.232%, 3M TSFR + 2.500%, 12/01/32	170,592	171,250
TransDigm, Inc.
2026 Term Loan N, 6.144%, 1M TSFR + 2.500%, 02/13/33	444,885	445,417
		1,073,809
Airlines — 0.0%
JetBlue Airways Corp.
2024 Term Loan B, 08/27/29 (j)	300,000	268,031
See accompanying notes to financial statements.
BHFTI-104

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment — 0.1%
Clarios Global LP
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 01/28/32	670,630	$671,783
Tenneco, Inc.
2022 Term Loan A, 8.492%, 3M TSFR + 4.750%, 11/17/28	79,349	79,095
2022 Term Loan B, 8.742% - 8.832%, 3M TSFR + 5.000%, 11/17/28 (k)	501,169	499,979
		1,250,857
Building Materials — 0.1%
Chamberlain Group, Inc.
2025 Term Loan B, 6.644%, 1M TSFR + 3.000%, 09/08/32	120,560	120,772
CP Atlas Buyer, Inc.
2025 Term Loan, 8.894%, 1M TSFR + 5.250%, 07/08/30	264,005	232,324
Wilsonart LLC
2024 Term Loan B, 7.982%, 3M TSFR + 4.250%, 08/05/31	446,707	404,908
		758,004
Chemicals — 0.3%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 11.516%, 3M TSFR + 7.750%, 11/24/28	237,600	215,028
2020 USD Term Loan, 7.766%, 3M TSFR + 4.000%, 11/24/27	154,549	141,412
BASF Coatings Ltd.
USD Term Loan B, 05/06/33 (j)	579,000	581,388
Discovery Purchaser Corp.
Term Loan, 7.414%, 3M TSFR + 3.750%, 10/04/29	649,644	647,664
Lonza Group AG
USD Term Loan B, 7.757%, 3M TSFR + 3.925%, 07/03/28	986,218	937,729
Olympus Water U.S. Holding Corp.
2025 USD Term Loan B, 6.982%, 3M TSFR + 3.250%, 11/03/32	571,130	571,558
Oxea Holding Drei GmbH
2017 USD Term Loan B2, 8.529%, 3M TSFR + 4.750%, 04/08/31 †	127,088	85,467
W.R. Grace & Co.
2025 Term Loan B, 6.732%, 3M TSFR + 3.000%, 08/19/32	393,030	392,539
		3,572,785
Commercial Services — 0.3%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.894%, 1M TSFR + 3.250%, 08/20/32	1,270,639	1,272,288
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 6.894%, 1M TSFR + 3.250%, 01/31/31	678,133	627,273
Crash Champions LLC
2024 Term Loan B, 8.416%, 3M TSFR + 4.750%, 02/23/29	915,320	858,494
Galaxy U.S. Opco, Inc.
Term Loan, 5.663%, 3M TSFR + 2.000%, 3.250% PIK, 07/31/30 (b)	501,518	461,127
Hertz Corp.
2021 Term Loan B, 7.425%, 3M TSFR + 3.500%, 06/30/28	314,653	224,584
2021 Term Loan C, 7.425%, 3M TSFR + 3.500%, 06/30/28	62,691	44,746
Jupiter Buyer, Inc.
2024 Term Loan B, 7.732%, 3M TSFR + 4.000%, 11/03/31	179,995	180,805
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
PECF USS Intermediate Holding III Corp.
2026 Term Loan, 11.177%, 3M TSFR + 7.500%, 03/03/33	29,912	$28,841
		3,698,158
Computers — 0.7%
Atlas CC Acquisition Corp.
2025 Second Out Term Loan B, 8.167%, 3M TSFR + 4.500%, 05/25/29 †	438,299	44,195
2025 Second Out Term Loan C, 7.178%, 3M TSFR + 3.250%, 05/25/29 †	67,224	6,778
Clover Holdings 2 LLC
Fixed Term Loan B, 7.750%, 12/09/31	3,877,132	3,692,968
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 8.120%, 3M TSFR + 4.500%, 11/17/31 (i)	3,355,967	3,428,120
Fortress Intermediate 3, Inc.
2025 Term Loan B, 6.624%, 1M TSFR + 3.000%, 06/27/31	89,950	89,557
McAfee LLC
2024 USD 1st Lien Term Loan B, 6.644%, 1M TSFR + 3.000%, 03/01/29	556,247	495,408
		7,757,026
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2026 10th Amendment Term Loan, 7.144%, 1M TSFR + 3.500%, 12/29/32	1,068,322	1,057,196
Diversified Financial Services — 0.1%
Jupiter Borrower, Inc.
Term Loan B, 03/25/33 (j)	298,000	298,373
Summit Acquisition, Inc.
2025 Add-on Term Loan, 7.144%, 1M TSFR + 3.500%, 10/16/31	360,536	361,493
		659,866
Electrical Components & Equipment — 0.0%
Belden, Inc.
Term Loan, 06/10/33 (j)	293,000	293,732
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
2026 Term Loan B, 6.620%, 1M TSFR + 3.000%, 12/02/31	566,526	568,710
Resilience Parent LLC
1st Lien Term Loan, 6.232%, 3M TSFR + 2.500%, 02/28/33	755,000	754,222
		1,322,932
Engineering & Construction — 0.2%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 04/25/33 (i)	51,671	51,671
2026 Term Loan B, 6.482%, 3M TSFR + 2.750%, 04/25/33	497,335	497,335
Brand Industrial Services, Inc.
2024 Term Loan B, 8.163%, 3M TSFR + 4.500%, 08/01/30	2,546,681	2,004,146
		2,553,152
See accompanying notes to financial statements.
BHFTI-105

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Entertainment — 0.2%
Caesars Entertainment, Inc.
Term Loan B, 5.894%, 1M TSFR + 2.250%, 02/06/30	356,245	$345,692
City Football Group Ltd.
2024 Term Loan, 6.925%, 3M TSFR + 3.000%, 07/22/30	475,390	474,795
Great Canadian Gaming Corp.
2024 Term Loan B, 8.427%, 3M TSFR + 4.750%, 11/01/29	273,644	270,451
Motion Finco SARL
2024 USD Term Loan B, 11/12/29 (j)	133,333	114,166
OVG Business Services LLC
2024 Term Loan B, 6.644%, 1M TSFR + 3.000%, 06/25/31	32,283	32,364
Pioneer Opco LLC
Term Loan B, 6.894%, 1M TSFR + 3.250%, 05/16/33 †	900,000	905,344
		2,142,812
Environmental Control — 0.0%
Heritage Environmental Services, Inc.
2026 Term Loan B, 6.644%, 1M TSFR + 3.000%, 04/01/33	201,000	202,005
Healthcare-Products — 0.2%
Bausch & Lomb Corp.
2025 Repriced Term Loan, 7.394%, 1M TSFR + 3.750%, 01/15/31	1,778,515	1,785,462
Hologic, Inc.
2026 USD Term Loan B, 5.995%, 3M TSFR + 2.250%, 04/07/33	684,000	669,721
		2,455,183
Healthcare-Services — 0.2%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.423%, 3M TSFR + 3.750%, 05/19/31	697,856	688,379
2024 Incremental Term Loan B1, 7.177%, 3M TSFR + 3.500%, 05/19/31	401,693	395,389
Quorum Health Corp.
2020 Term Loan, 01/28/28 † (d)	692,781	474,555
Star Parent, Inc.
Term Loan B, 7.732%, 3M TSFR + 4.000%, 09/27/30	1,143,339	1,146,103
		2,704,426
Housewares — 0.0%
Hunter Douglas, Inc.
2025 USD Term Loan B, 6.732%, 3M TSFR + 3.000%, 01/20/32	246,732	247,040
Springs Windows Fashions LLC
2024 FLFO A1 Term Loan, 8.144%, 1M TSFR + 4.500%, 12/19/29	111,807	111,192
2024 FLFO Delayed Draw Term Loan, 8.144%, 1M TSFR + 4.500%, 12/19/29	149,076	148,238
		506,470
Insurance — 0.3%
Amynta Agency Borrower, Inc.
2026 Repriced Term Loan B, 6.232%, 3M TSFR + 2.500%, 12/29/31	149,216	147,463
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.620% - 6.732%, 3M TSFR + 3.000%, 6M TSFR + 3.000%, 02/15/31 (k)	469,825	456,122
Security Description	Principal Amount*	Value

Insurance—(Continued)
Asurion LLC
2024 Term Loan B12, 7.913%, 3M TSFR + 4.250%, 09/19/30	118,341	$117,194
2025 Term Loan B13, 7.913%, 3M TSFR + 4.250%, 09/19/30	931,961	925,747
Hyperion Insurance Group Ltd.
2025 Term Loan B, 6.394%, 1M TSFR + 2.750%, 04/18/30	84,143	79,230
Jones Deslauriers Insurance Management, Inc.
2026 Repriced Term Loan B, 6.663%, 3M TSFR + 3.000%, 02/02/33	549,187	527,677
Truist Insurance Holdings LLC
2nd Lien Term Loan, 8.482%, 3M TSFR + 4.750%, 05/06/32	730,106	715,504
		2,968,937
Internet — 0.0%
Proofpoint, Inc.
2025 Repriced Term Loan, 6.732%, 3M TSFR + 3.000%, 08/31/28	144,888	139,656
Investment Companies — 0.0%
AAL Delaware Holdco, Inc.
2026 Term Loan B, 6.144%, 1M TSFR + 2.500%, 07/30/31	122,073	122,327
Leisure Time — 0.1%
Gaia Purchaser, Inc.
Term Loan B, 06/25/33 (j)	825,000	825,515
MajorDrive Holdings IV LLC
Term Loan B, 7.994%, 3M TSFR + 4.000%, 06/01/28	137,254	132,085
Sabre GLBL, Inc.
2024 Term Loan B1, 9.744%, 1M TSFR + 6.000%, 11/15/29	144,933	129,897
2024 Term Loan B2, 9.744%, 1M TSFR + 6.000%, 11/15/29	70,879	63,525
2025 11th Amendment Term Loan B2, 9.994%, 1M TSFR + 6.250%, 07/30/29	43,291	38,872
		1,189,894
Machinery-Diversified — 0.2%
Arcline FM Holdings LLC
2025 1st Lien Term Loan, 06/23/30 (j)	426	428
CompoSecure Holdings LLC
Term Loan, 5.918%, 3M TSFR + 2.250%, 01/14/33	764,000	760,658
GrafTech Finance, Inc.
2024 Delayed Draw Term Loan, 9.639%, 1M TSFR + 6.000%, 12/21/29	158,974	153,438
2024 Term Loan, 9.667%, 3M TSFR + 6.000%, 12/21/29	278,204	268,516
LSF12 Helix Parent LLC
USD Term Loan B, 7.144%, 1M TSFR + 3.500%, 02/10/33	575,668	565,954
		1,748,994
Media — 0.5%
Altice France SA
2025 USD Term Loan B14, 10.548%, 3M TSFR + 6.875%, 05/31/31	653,253	668,359
See accompanying notes to financial statements.
BHFTI-106

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Coral-U.S. Co-Borrower LLC
2025 Term Loan B7, 6.923%, 3M TSFR + 3.250%, 01/31/32	722,119	$701,960
DirecTV Financing LLC
2025 Term Loan B, 9.163%, 3M TSFR + 5.500%, 02/17/31	1,684,280	1,691,228
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	491,366	492,112
Gray Television, Inc.
2021 Term Loan D, 6.735%, 1M TSFR + 3.000%, 12/01/28	307,959	308,392
Radiate Holdco LLC
2025 FLFO Term Loan, 8.758%, 1M TSFR + 5.114%, 1.500% PIK, 09/25/29 (b)	1,276,588	1,153,716
Virgin Media Bristol LLC
2020 USD Term Loan Q, 6.990%, 1M TSFR + 3.250%, 01/31/29	200,000	192,031
		5,207,798
Metal Fabricate/Hardware — 0.0%
Tega MC Australia Holdings Pty. Ltd.
Term Loan B, 7.157%, 3M TSFR + 3.500%, 06/01/33	239,000	240,792
Packaging & Containers — 0.3%
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 04/13/29 (j)	662,800	651,988
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.502%, 1M TSFR + 3.750%, 06/06/31	155,235	130,342
Mauser Packaging Solutions Holding Co.
2025 Term Loan B, 7.120%, 1M TSFR + 3.500%, 04/15/30	1,534,000	1,514,506
Sword Purchaser LLC
USD Term Loan B, 7.644%, 1M TSFR + 4.000%, 04/11/33	757,000	739,672
		3,036,508
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.644%, 1M TSFR + 3.000%, 08/01/32	808,383	812,930
Endo Luxembourg Finance Co. I SARL
2024 1st Lien Term Loan, 7.394%, 1M TSFR + 3.750%, 04/23/31	473,896	474,996
		1,287,926
Pipelines — 0.1%
NGL Energy Partners LP
2026 Term Loan B, 7.125%, 1M TSFR + 3.500%, 03/11/33	326,182	327,610
Venture Global Calcasieu Pass LLC
2026 Term Loan B, 6.954%, 6M TSFR + 3.250%, 04/11/33	359,000	360,458
		688,068
Retail — 0.5%
Boots Group Bidco Ltd.
USD Term Loan, 6.920%, 3M TSFR + 3.250%, 08/30/32	2,212,880	2,221,869
QXO, Inc.
2026 Term Loan B, 06/03/33 (j)	707,000	706,116
White Cap Buyer LLC
2024 Term Loan B, 6.894%, 1M TSFR + 3.250%, 10/19/29	1,561,903	1,561,252
Security Description	Principal Amount*/ Shares	Value

Retail—(Continued)
White Cap Buyer LLC
2026 Incremental Term Loan B, 7.144%, 1M TSFR + 3.500%, 02/10/33	819,000	$816,859
		5,306,096
Software — 0.5%
CoreLogic, Inc.
2nd Lien Term Loan, 10.258%, 1M TSFR + 6.500%, 06/04/29	254,226	251,684
Term Loan, 7.258%, 1M TSFR + 3.500%, 06/02/28	536,899	531,530
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	4,455,144	4,204,542
		4,987,756
Telecommunications — 0.7%
Digicel International Finance Ltd.
2026 Term Loan B, 8.232%, 3M TSFR + 4.500%, 08/06/32	705,307	710,597
Level 3 Financing, Inc.
2026 Term Loan B, 6.394%, 1M TSFR + 2.750%, 03/29/32	2,397,000	2,400,370
Windstream Services LLC
2025 Term Loan B, 7.644%, 1M TSFR + 4.000%, 10/06/32	590,035	594,460
Zayo Group Holdings, Inc.
2025 USD Term Loan, 6.758%, 1M TSFR + 3.000%, 0.500% PIK, 03/11/30 (b)	3,410,287	3,413,790
		7,119,217
Transportation — 0.1%
AIT Worldwide Logistics, Inc.
2026 Term Loan B, 7.913%, 3M TSFR + 4.250%, 04/29/33	452,000	452,791
PODS LLC
2026 Term Loan B, 8.125%, 1M TSFR + 4.500%, 05/14/31	112,000	109,177
		561,968
Total Floating Rate Loans (Cost $71,175,657)		69,738,888

Common Stocks—0.8%
Commercial Services & Supplies — 0.0%
United Site Services, Inc. (g) (l)	6,967	69,670
Containers & Packaging — 0.0%
Labels Buyer LLC (l)	316	29,019
New Kleo Holdco (g) (l)	8,892	15,240
		44,259
Diversified Telecommunication Services — 0.0%
Luxco Co. Ltd. (l)	26,587	523,774
Food Products — 0.1%
Lamb Weston Holdings, Inc.	12,461	538,066
Health Care Equipment & Supplies — 0.1%
Medline, Inc. - Class A (l)	33,109	1,305,819
Health Care Providers & Services — 0.0%
Quorum Health † (f) (g) (l)	7,776	0
See accompanying notes to financial statements.
BHFTI-107

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Convertible Preferred Stocks—0.2%
Security Description	Shares/ Principal Amount*	Value
Metals & Mining — 0.1%
Constellium SE (l)	37,056	$1,180,975
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP	112,268	2,146,564
Enterprise Products Partners LP	23,116	849,744
		2,996,308
Real Estate Management & Development — 0.0%
ADLER Group SA (f) (g) (l)	66,810	0
Specialized REITs — 0.2%
VICI Properties, Inc.	75,452	2,003,252
Total Common Stocks (Cost $7,888,137)		8,662,123

Convertible Bonds—0.4%
Commercial Services — 0.0%
Worldline SA
Zero Coupon, 07/30/26 (Reg-S) (EUR)	6,500	7,602
Diversified Financial Services — 0.1%
GS Finance Corp.
Zero Coupon, 05/21/29 (144A)	847,000	863,940
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28	1,071,000	1,101,781
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	198,430
Media — 0.1%
Cable One, Inc.
1.125%, 03/15/28	1,081,000	713,446
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	216,000	231,353
Semiconductors — 0.1%
Microchip Technology, Inc.
Zero Coupon, 02/15/30 (144A)	209,000	238,300
ON Semiconductor Corp.
Zero Coupon, 05/01/31 (144A)	181,000	179,027
0.500%, 03/01/29	675,000	806,429
		1,223,756
Transportation — 0.0%
Ocado Group PLC
6.250%, 08/06/29 (Reg-S) (GBP)	100,000	124,422
Total Convertible Bonds (Cost $4,609,088)		4,464,730

Security Description	Shares/ Principal Amount*	Value

Financial Services — 0.0%
Shift4 Payments, Inc., 6.000%, 05/01/28	3,376	$210,224
Interactive Media & Services — 0.1%
Alphabet, Inc. - Series A, 6.250%, 05/15/29	11,650	592,868
Alphabet, Inc. - Series B, 6.250%, 05/15/29	11,650	585,995
		1,178,863
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (l)	902	17,589
Cohesity Global, Inc. - Series G (l)	1,305	24,795
		42,384
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.500%, 03/15/28	13,207	1,013,109
Total Convertible Preferred Stocks (Cost $2,206,930)		2,444,580

Preferred Stocks—0.0%
Containers & Packaging — 0.0%
Labels Buyer LLC (l) (Cost $447,000)	547	448,540

Warrants—0.0%
Containers & Packaging — 0.0%
Labels Buyer LLC, Expires 04/29/33 (l) (Cost $0)	480	1,200

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	223

Short-Term Investments—3.1%
Repurchase Agreement—3.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $33,205,998; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $33,867,948	33,203,692	33,203,692
Total Short-Term Investments (Cost $33,203,692)		33,203,692

Securities Lending Reinvestments (m)—8.0%
Short-Term Investment Funds—4.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (n)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (n)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (n)	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-108

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (m)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (n)	10,000,000	$10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (n)	10,000,000	10,000,000
		45,000,000

Certificates of Deposit—0.5%
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (c)	1,000,000	999,991
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (c)	1,000,000	1,000,247
Nordea Bank Abp
3.920%, SOFR + 0.300%, 10/02/26 (c)	1,000,000	1,000,154
Standard Chartered Bank
3.970%, SOFR + 0.350%, 10/02/26 (c)	2,000,000	2,000,008
		5,000,400
Repurchase Agreements—3.4%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,600,167; collateralized by various Common Stock with an aggregate market value of $1,783,337	1,600,000	1,600,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,223,620	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $3,000,307; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $2,040,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $1,000,106; collateralized by various Common Stock with an aggregate market value of $1,112,224	1,000,000	1,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $9,552,414; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $9,742,505	9,551,435	9,551,435
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,700,282; collateralized by various Common Stock with an aggregate market value of $3,009,441	2,700,000	2,700,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $8,005,896; collateralized by various Common Stock with an aggregate market value of $8,917,010	8,000,000	$8,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $1,600,168; collateralized by various Common Stock with an aggregate market value of $1,784,418	1,600,000	1,600,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $5,018,910; collateralized by various Common Stock with an aggregate market value of $5,556,156	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
		37,451,435
Total Securities Lending Reinvestments (Cost $87,451,435)		87,451,835
Total Investments—107.3% (Cost $1,162,182,235)		1,166,553,787
Unfunded Loan Commitments—(0.2)% (Cost $(1,947,685))		(1,947,685)
Net Investments—107.1% (Cost $1,160,234,550)		1,164,606,102
Other assets and liabilities (net)—(7.1)%		(77,884,750)
Net Assets—100.0%		$1,086,721,352

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was
$28,713,538, which is 2.6% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $112,099,670 and the collateral received consisted of cash in the amount of $87,451,435 and non-cash collateral with a value of $29,687,280. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is

See accompanying notes to financial statements.
BHFTI-109

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)

determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2026.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(n)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$845,368,264, which is 77.8% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $27,231,205, which is 2.5%
of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
1261229 BC Ltd., 10.000%, 04/15/32	03/25/25-02/19/26	USD	13,200,000	$13,356,737	$13,369,435
Atlas CC Acquisition Corp., 7.178%, 05/25/29	07/25/25-04/27/26	USD	67,224	52,923	6,778
Atlas CC Acquisition Corp., 8.167%, 05/25/29	07/25/25-04/27/26	USD	438,299	346,137	44,195
Bausch Health Cos., Inc., 4.875%, 06/01/28	10/22/25	USD	118,000	109,516	109,108
Bausch Health Cos., Inc., 11.000%, 09/30/28	02/20/25-01/29/26	USD	2,080,000	2,122,170	2,118,106
Diversified Healthcare Trust, 7.250%, 10/15/30	09/15/25	USD	370,000	370,000	380,829
Goat Holdco LLC, 6.750%, 02/01/32	12/10/24	USD	240,000	240,414	245,969
Oxea Holding Drei GmbH, 8.529%, 04/08/31	05/16/25-04/07/26	USD	127,088	109,352	85,467
Pioneer Opco LLC, 6.894%, 05/16/33	05/07/26	USD	900,000	895,562	905,344
Pioneer Opco LLC, 7.000%, 05/15/33	05/07/26	USD	558,000	558,000	567,824
Quorum Health	01/08/25		7,776	0	0
Quorum Health Corp., 01/28/28	07/07/20-04/13/26	USD	692,781	664,326	474,555
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	727,000	650,844	674,082
Service Properties Trust, 8.625%, 11/15/31	11/08/23-05/09/25	USD	4,612,000	4,682,598	4,858,511
Service Properties Trust, 8.875%, 06/15/32	05/20/24-05/21/24	USD	530,000	512,635	545,667
TDC Brands AS, 8.000%, 04/30/31	04/23/26	EUR	100,000	117,779	115,808
VoltaGrid LLC, 7.375%, 11/01/30	10/28/25-02/03/26	USD	4,057,000	4,073,246	4,211,860
					$28,713,538
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$311,504,330	$0	$288,236,756
See accompanying notes to financial statements.
BHFTI-110

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(87,451,435)	$—	$—	$—	$(87,451,435)
Gross amount of recognized liabilities for securities lending transactions					$(87,451,435)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	228,000	TDB	07/02/26	USD	260,026	$486

Contracts to Deliver
EUR	81,000	BBP	09/16/26	USD	93,172	328
EUR	227,000	BBP	09/16/26	USD	264,032	3,842
EUR	5,000	CBNA	09/16/26	USD	5,721	(10)
EUR	108,000	CBNA	09/16/26	USD	124,267	476
EUR	30,381,000	HSBC	09/16/26	USD	35,410,058	586,932
EUR	100,000	NWM	09/16/26	USD	115,045	423
EUR	228,000	TDB	09/16/26	USD	260,850	(486)
GBP	2,783,000	UBSA	09/16/26	USD	3,735,273	43,782
Net Unrealized Appreciation						$635,773
Futures Contracts
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/21/26	(70)	USD	(7,945,000)	$(167,389)
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	(84)	USD	(9,447,375)	(132,363)
U.S. Treasury Ultra Long Bond Futures	09/21/26	(3)	USD	(348,469)	(11,817)
Net Unrealized Depreciation					$(311,569)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V2	5.000%	Quarterly	06/21/31	3.021%	USD	26,590,703	$2,144,168	$1,038,150	$1,106,018
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate GMBH	5.000%	Quarterly	12/21/27	BBP	2.092%	EUR	1,762	$83	$(73)	$156
ADLER Real Estate GMBH	5.000%	Quarterly	12/21/27	BBP	2.092%	EUR	4,952	235	(204)	439
See accompanying notes to financial statements.
BHFTI-111

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate GMBH	5.000%	Quarterly	12/21/27	CBNA	2.092%	EUR	1,437	$68	$(61)	$129
ADLER Real Estate GMBH	5.000%	Quarterly	12/21/27	JPMC	2.092%	EUR	1,849	88	(87)	175
Altice France SA	5.000%	Quarterly	12/21/27	JPMC	1.886%	EUR	43,000	2,193	1,512	681
Altice France SA	5.000%	Quarterly	12/21/27	JPMC	1.886%	EUR	45,000	2,296	1,836	460
Altice France SA	5.000%	Quarterly	12/21/27	MSIP	1.886%	EUR	20,000	1,020	649	371
CMA CGM SA	5.000%	Quarterly	06/22/27	MSIP	0.249%	EUR	77,000	4,055	3,375	680
Forvia SE	5.000%	Quarterly	12/20/30	JPMC	2.324%	EUR	55,000	6,826	4,765	2,061
Jaguar Land Rover Automotive PLC	5.000%	Quarterly	06/21/31	JPMC	2.808%	EUR	40,000	4,379	4,631	(252)
Virgin Media Finance PLC	5.000%	Quarterly	12/20/28	JPMC	4.736%	EUR	36,000	246	2,686	(2,440)
Zegona Finance PLC	5.000%	Quarterly	06/20/30	DBAG	1.385%	EUR	20,668	3,162	2,270	892
Totals								$24,651	$21,299	$3,352
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	09/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	5,418,622	$139,704	$—	$139,704
Pay	3M SOFR	Quarterly	09/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	6,348,378	152,514	—	152,514
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid High Yield Index	USD	6,034,000	166,038	—	166,038
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid High Yield Index	USD	1,505,000	14,286	—	14,286
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid High Yield Index	USD	1,506,000	6,926	—	6,926
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid High Yield Index	USD	1,506,000	5,370	—	5,370
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid High Yield Index	USD	5,940,000	22,151	—	22,151
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,639,000	18,050	—	18,050
Totals								$525,039	$—	$525,039

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $20,303 have been received at the custodian bank as collateral for OTC derivative contracts.
See accompanying notes to financial statements.
BHFTI-112

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$549,690
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,106,018
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	636,269	Unrealized depreciation on forward foreign currency exchange contracts	$496
Interest Rate			Unrealized depreciation on futures contracts (c) (d)	311,569
Total		$2,291,977		$312,065

(a)	Excludes OTC swap interest receivable of $495 and OTC swap interest payable of $33,423.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$4,488	$—	$—	$4,488
Citibank NA	544	(10)	(534)	—
Deutsche Bank AG	3,162	—	—	3,162
HSBC Bank PLC	586,932	—	—	586,932
JPMorgan Chase Bank NA	16,028	—	(16,028)	—
Morgan Stanley & Co. International PLC	530,114	—	(450,000)	80,114
NatWest Markets PLC	423	—	—	423
Toronto Dominion Bank	486	(486)	—	—
UBS AG	43,782	—	—	43,782
	$1,185,959	$(496)	$(466,562)	$718,901
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$10	$(10)	$—	$—
Toronto Dominion Bank	486	(486)	—	—
	$496	$(496)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-113

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$18,919	$18,919
Futures contracts	698,365	—	—	698,365
Swap contracts	—	(483,487)	—	(483,487)
	$698,365	$(483,487)	$18,919	$233,797

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$587,209	$587,209
Futures contracts	(386,270)	—	—	(386,270)
Swap contracts	—	820,202	—	820,202
	$(386,270)	$820,202	$587,209	$1,021,141
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$41,623,110
Futures contracts short	(18,381,237)
Swap contracts	64,053,556

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$17,115,503	$—	$17,115,503
Aerospace/Defense	—	24,918,201	—	24,918,201
Agriculture	—	301,285	—	301,285
Airlines	—	3,039,095	—	3,039,095
Apparel	—	4,675,192	—	4,675,192
Auto Manufacturers	—	6,967,796	—	6,967,796
Auto Parts & Equipment	—	13,450,175	—	13,450,175
Banks	—	26,201,532	—	26,201,532
Biotechnology	—	2,678,369	—	2,678,369
Building Materials	—	12,901,574	—	12,901,574
Chemicals	—	35,065,744	—	35,065,744
Commercial Services	—	59,647,941	—	59,647,941
Computers	—	4,670,398	—	4,670,398
Cosmetics/Personal Care	—	1,453,014	—	1,453,014
Distribution/Wholesale	—	4,643,139	—	4,643,139
Diversified Financial Services	—	40,305,726	—	40,305,726
Electric	—	51,543,676	—	51,543,676
Electrical Components & Equipment	—	1,177,096	—	1,177,096
Electronics	—	3,183,979	—	3,183,979
Engineering & Construction	—	4,625,847	—	4,625,847
Entertainment	—	18,201,492	—	18,201,492
Environmental Control	—	11,291,915	—	11,291,915
Food	—	19,403,405	—	19,403,405
Food Service	—	375,875	—	375,875
Forest Products & Paper	—	209,532	—	209,532
Gas	—	11,141,121	—	11,141,121
Hand/Machine Tools	—	345,487	—	345,487
Healthcare-Products	—	6,958,900	—	6,958,900
See accompanying notes to financial statements.
BHFTI-114

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Healthcare-Services	$—	$26,420,436	$—	$26,420,436
Holding Companies-Diversified	—	437,958	—	437,958
Home Builders	—	8,997,098	—	8,997,098
Home Furnishings	—	2,534,985	—	2,534,985
Housewares	—	2,377,255	—	2,377,255
Insurance	—	57,151,805	—	57,151,805
Internet	—	22,114,212	—	22,114,212
Investment Companies	—	6,753,856	—	6,753,856
Iron/Steel	—	9,626,125	—	9,626,125
Leisure Time	—	12,282,738	—	12,282,738
Lodging	—	11,494,136	—	11,494,136
Machinery-Construction & Mining	—	1,193,688	—	1,193,688
Machinery-Diversified	—	7,628,573	—	7,628,573
Media	—	39,382,737	—	39,382,737
Metal Fabricate/Hardware	—	1,469,482	—	1,469,482
Mining	—	17,821,175	—	17,821,175
Miscellaneous Manufacturing	—	976,273	—	976,273
Office/Business Equipment	—	348,191	—	348,191
Oil & Gas	—	40,570,512	—	40,570,512
Oil & Gas Services	—	11,373,900	—	11,373,900
Packaging & Containers	—	23,152,837	—	23,152,837
Pharmaceuticals	—	18,791,043	—	18,791,043
Pipelines	—	38,382,099	—	38,382,099
Real Estate	—	4,206,889	0	4,206,889
Real Estate Investment Trusts	—	26,052,994	—	26,052,994
Retail	—	29,553,067	—	29,553,067
Savings & Loans	—	272,410	—	272,410
Semiconductors	—	597,547	—	597,547
Software	—	35,648,226	—	35,648,226
Telecommunications	—	102,646,359	—	102,646,359
Transportation	—	3,944,607	—	3,944,607
Trucking & Leasing	—	9,328,465	—	9,328,465
Water	—	113,289	—	113,289
Total Corporate Bonds & Notes	—	960,137,976	0	960,137,976
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,947,685)*	—	67,791,203	—	67,791,203
Common Stocks
Commercial Services & Supplies	—	—	69,670	69,670
Containers & Packaging	29,019	—	15,240	44,259
Diversified Telecommunication Services	—	523,774	—	523,774
Food Products	538,066	—	—	538,066
Health Care Equipment & Supplies	1,305,819	—	—	1,305,819
Health Care Providers & Services	—	—	0	0
Metals & Mining	1,180,975	—	—	1,180,975
Oil, Gas & Consumable Fuels	2,996,308	—	—	2,996,308
Real Estate Management & Development	—	—	0	0
Specialized REITs	2,003,252	—	—	2,003,252
Total Common Stocks	8,053,439	523,774	84,910	8,662,123
Total Convertible Bonds*	—	4,464,730	—	4,464,730
Convertible Preferred Stocks
Financial Services	210,224	—	—	210,224
Interactive Media & Services	1,178,863	—	—	1,178,863
IT Services	—	42,384	—	42,384
Semiconductors & Semiconductor Equipment	1,013,109	—	—	1,013,109
Total Convertible Preferred Stocks	2,402,196	42,384	—	2,444,580
Total Preferred Stocks*	—	448,540	—	448,540
Total Warrants*	1,200	—	—	1,200
Total Escrow Shares*	—	223	—	223
Total Short-Term Investments*	—	33,203,692	—	33,203,692
Securities Lending Reinvestments
Short-Term Investment Funds	45,000,000	—	—	45,000,000
Certificates of Deposit	—	5,000,400	—	5,000,400
See accompanying notes to financial statements.
BHFTI-115

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$37,451,435	$—	$37,451,435
Total Securities Lending Reinvestments	45,000,000	42,451,835	—	87,451,835
Total Net Investments	$55,456,835	$1,109,064,357	$84,910	$1,164,606,102
Collateral for Securities Loaned (Liability)	$—	$(87,451,435)	$—	$(87,451,435)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$636,269	$—	$636,269
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(496)	—	(496)
Total Forward Contracts	$—	$635,773	$—	$635,773
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(311,569)	$—	$—	$(311,569)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,106,018	$—	$1,106,018
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$549,690	$—	$549,690

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
During the six months ended June 30, 2026, a transfer into Level 3 in the amount of $3,888 was due to a trading halt on the security's exchange which resulted in the lack of observable inputs.
See accompanying notes to financial statements.
BHFTI-116

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b) (c)	$1,164,606,102
Cash	139,722
Cash denominated in foreign currencies (d)	156,799
Cash collateral (e)	2,545,650
OTC swap contracts at market value (f)	549,690
Unrealized appreciation on forward foreign currency exchange contracts	636,269
Receivable for:
Investments sold	2,746,182
Fund shares sold	1,116,993
Dividends and interest	17,391,307
Interest on OTC swap contracts	495
Variation margin on futures contracts	86,350
Total Assets	1,189,975,559
Liabilities
Cash collateral for OTC derivative contracts	460,000
Unrealized depreciation on forward foreign currency exchange contracts	496
Collateral for securities loaned	87,451,435
Payable for:
Investments purchased	13,845,387
Fund shares redeemed	128,293
Variation margin on centrally cleared swap contracts	16,489
Interest on OTC swap contracts	33,423
Accrued Expenses:
Management fees	505,094
Distribution and service fees	155,257
Deferred trustees’ fees	269,685
Other expenses	388,648
Total Liabilities	103,254,207
Net Assets	$1,086,721,352
Net Assets Consist of:
Paid in surplus	$1,125,632,013
Distributable earnings (Accumulated losses)	(38,910,661)
Net Assets	$1,086,721,352
Net Assets
Class A	$317,345,065
Class B	769,376,287
Capital Shares Outstanding*
Class A	43,365,042
Class B	107,418,938
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.32
Class B	7.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,160,234,550.
(b)	Investments at value is net of unfunded loan commitments of $1,947,685.
(c)	Includes securities loaned at value of $112,099,670.
(d)	Identified cost of cash denominated in foreign currencies was $155,929.
(e)	Includes collateral of $488,650 for futures contracts and $2,057,000 for centrally cleared swap contracts.
(f)	Net premium paid on OTC swap contracts was $21,299.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends	$215,908
Interest	37,108,386
Securities lending income, net	141,118
Total investment income	37,465,412
Expenses
Management fees	3,182,065
Administration fees	36,361
Custodian and accounting fees	84,769
Distribution and service fees—Class B	930,300
Audit and tax services	46,709
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	22,105
Insurance	4,364
Miscellaneous	10,604
Total expenses	4,380,266
Less management fee waiver	(141,200)
Net expenses	4,239,066
Net Investment Income	33,226,346
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,210,278
Futures contracts	698,365
Swap contracts	(483,487)
Foreign currency transactions	802,163
Forward foreign currency transactions	18,919
Net realized gain (loss)	2,246,238
Net change in unrealized appreciation (depreciation) on:
Investments	(16,580,747)
Futures contracts	(386,270)
Swap contracts	820,202
Foreign currency transactions	(16,462)
Forward foreign currency transactions	587,209
Net change in unrealized appreciation (depreciation)	(15,576,068)
Net realized and unrealized gain (loss)	(13,329,830)
Net Increase (Decrease) in Net Assets From Operations	$19,896,516
See accompanying notes to financial statements.
BHFTI-117

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$33,226,346	$65,721,973
Net realized gain (loss)	2,246,238	6,665,454
Net change in unrealized appreciation (depreciation)	(15,576,068)	14,257,581
Increase (decrease) in net assets from operations	19,896,516	86,645,008
From Distributions to Shareholders
Class A	(18,837,923)	(21,346,412)
Class B	(44,192,250)	(45,797,990)
Total distributions	(63,030,173)	(67,144,402)
Increase (decrease) in net assets from capital share transactions	49,041,388	78,509,711
Total increase (decrease) in net assets	5,907,731	98,010,317
Net Assets
Beginning of period	1,080,813,621	982,803,304
End of period	$1,086,721,352	$1,080,813,621

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	2,107,741	$16,155,125	5,508,542	$41,645,669
Reinvestments	2,577,007	18,837,923	2,952,478	21,346,412
Redemptions	(3,849,377)	(29,448,702)	(5,764,190)	(43,270,035)
Net increase (decrease)	835,371	$5,544,346	2,696,830	$19,722,046
Class B
Sales	6,727,139	$49,922,113	13,292,826	$97,643,726
Reinvestments	6,172,102	44,192,250	6,459,519	45,797,990
Redemptions	(6,766,057)	(50,617,321)	(11,503,297)	(84,654,051)
Net increase (decrease)	6,133,184	$43,497,042	8,249,048	$58,787,665
Increase (decrease) derived from capital shares transactions		$49,041,388		$78,509,711
See accompanying notes to financial statements.
BHFTI-118

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.63	$7.50	$7.37	$6.87	$8.08	$7.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.50	0.51	0.46	0.38	0.36
Net realized and unrealized gain (loss)	(0.09)	0.16	0.09	0.43	(1.21)	0.08
Total income (loss) from investment operations	0.15	0.66	0.60	0.89	(0.83)	0.44
Less Distributions
Distributions from net investment income	(0.46)	(0.53)	(0.47)	(0.39)	(0.38)	(0.34)
Total distributions	(0.46)	(0.53)	(0.47)	(0.39)	(0.38)	(0.34)
Net Asset Value, End of Period	$7.32	$7.63	$7.50	$7.37	$6.87	$8.08
Total Return (%) (b)	2.00 (c)	9.15	8.42	13.41	(10.17)	5.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.65	0.66	0.67	0.66	0.66
Net ratio of expenses to average net assets (%) (e)	0.62 (d)	0.63	0.63	0.65	0.64	0.64
Ratio of net investment income (loss) to average net assets (%)	6.44 (d)	6.65	6.85	6.49	5.18	4.42
Portfolio turnover rate (%)	28 (c)	54	63	56	42	48
Net assets, end of period (in millions)	$317.3	$324.5	$298.8	$328.1	$296.0	$392.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.47	$7.35	$7.23	$6.75	$7.94	$7.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.47	0.48	0.43	0.35	0.33
Net realized and unrealized gain (loss)	(0.10)	0.16	0.09	0.42	(1.17)	0.07
Total income (loss) from investment operations	0.13	0.63	0.57	0.85	(0.82)	0.40
Less Distributions
Distributions from net investment income	(0.44)	(0.51)	(0.45)	(0.37)	(0.37)	(0.32)
Total distributions	(0.44)	(0.51)	(0.45)	(0.37)	(0.37)	(0.32)
Net Asset Value, End of Period	$7.16	$7.47	$7.35	$7.23	$6.75	$7.94
Total Return (%) (b)	1.79 (c)	8.93	8.19	13.07	(10.33)	5.18
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.90	0.91	0.92	0.91	0.91
Net ratio of expenses to average net assets (%) (e)	0.87 (d)	0.88	0.88	0.90	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	6.19 (d)	6.40	6.60	6.24	4.96	4.17
Portfolio turnover rate (%)	28 (c)	54	63	56	42	48
Net assets, end of period (in millions)	$769.4	$756.4	$684.1	$596.7	$525.7	$612.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-119

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,789,481	$18,199,018
Baillie Gifford International Stock Portfolio (Class A) (b)	7,167,765	81,425,815
BlackRock Capital Appreciation Portfolio (Class A) (b)	2,259,707	91,540,729
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,308,759	37,422,068
Brighthouse/Artisan International Portfolio (Class A) (a)	6,678,745	77,740,597
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,420,443	87,264,411
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,636,386	90,546,007
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	6,055,556	86,352,231
CBRE Global Real Estate Portfolio (Class A) (a)	4,776,039	53,300,600
Frontier Mid Cap Growth Portfolio (Class A) (b)	619,597	18,538,348
Harris Oakmark International Portfolio (Class A) (a)	6,688,677	94,979,207
Invesco Comstock Portfolio (Class A) (a)	8,764,716	112,801,898
Invesco Global Equity Portfolio (Class A) (a)	2,023,657	46,038,185
Invesco Small Cap Growth Portfolio (Class A) (a)	2,001,274	24,455,570
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (b)	52,986	9,073,240
Jennison Growth Portfolio (Class A) (b)	7,777,805	108,033,718
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,187,965	28,859,255
Loomis Sayles Growth Portfolio (Class A) (a)	6,342,926	105,863,428
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	2,864,262	38,352,467
MFS Research International Portfolio (Class A) (a)	4,932,767	63,386,054
MFS Value Portfolio (Class A) (b)	8,415,677	112,265,133
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	956,152	$8,825,281
Neuberger Berman Genesis Portfolio (Class A) (b)	814,151	12,195,987
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	6,009,018	100,110,239
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	4,478,930	98,670,823
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,746,127	109,611,678
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,712,082	13,593,931
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,175,826	23,481,236
VanEck Global Natural Resources Portfolio (Class A) (b)	2,445,381	32,034,492
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	713,258	13,715,947
Total Investment Companies (Cost $1,683,646,827)		1,798,677,593
Total Investments—100.0% (Cost $1,683,646,827)		1,798,677,593
Other assets and liabilities (net)—0.0%		(682,057)
Net Assets—100.0%		$1,797,995,536

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Allspring Mid Cap Value Portfolio (Class A)	$17,423,834	$1,960,758	$(1,419,961)	$(210,182)	$444,569	$18,199,018
Baillie Gifford International Stock Portfolio (Class A)	79,004,757	7,346,476	(3,508,107)	816,593	(2,233,904)	81,425,815
BlackRock Capital Appreciation Portfolio (Class A)	78,201,343	22,914,648	(2,737,695)	309,901	(7,147,468)	91,540,729
Brighthouse Small Cap Value Portfolio (Class A)	43,185,935	5,234,345	(11,945,554)	882,254	65,088	37,422,068
Brighthouse/Artisan International Portfolio (Class A)	75,505,206	16,997,185	(9,714,963)	2,477,088	(7,523,919)	77,740,597
Brighthouse/Dimensional International Small Company Portfolio (Class A)	88,966,597	8,638,660	(6,693,256)	615,890	(4,263,480)	87,264,411
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	88,183,729	11,481,488	(1,320,097)	(142,141)	(7,656,972)	90,546,007
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	74,827,238	16,130,676	(1,948,366)	12,018	(2,669,335)	86,352,231
CBRE Global Real Estate Portfolio (Class A)	51,700,695	2,036,783	(3,170,886)	47,979	2,686,029	53,300,600
Frontier Mid Cap Growth Portfolio (Class A)	17,264,706	2,372,333	(1,526,385)	18,674	409,020	18,538,348
Harris Oakmark International Portfolio (Class A)	97,823,236	8,066,653	(3,926,843)	947,318	(7,931,157)	94,979,207
Invesco Comstock Portfolio (Class A)	106,330,949	15,730,280	(6,937,245)	(883,707)	(1,438,379)	112,801,898
Invesco Global Equity Portfolio (Class A)	44,063,884	7,881,606	(2,204,400)	564,673	(4,267,578)	46,038,185
Invesco Small Cap Growth Portfolio (Class A)	22,285,993	1,584,902	(3,838,670)	(1,306,651)	5,729,996	24,455,570
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	8,719,909	292,765	(159,739)	(38,701)	259,006	9,073,240
Jennison Growth Portfolio (Class A)	103,897,215	19,152,967	(3,645,442)	(401,085)	(10,969,937)	108,033,718
JPMorgan Small Cap Value Portfolio (Class A)	31,273,099	2,943,393	(8,764,738)	604,534	2,802,967	28,859,255
Loomis Sayles Growth Portfolio (Class A)	109,376,529	11,565,924	(96,752)	36,773	(15,019,046)	105,863,428
Loomis Sayles Small Cap Growth Portfolio (Class A)	38,934,672	2,579,702	(10,270,841)	(61,490)	7,170,424	38,352,467
MFS Research International Portfolio (Class A)	62,227,703	8,990,443	(5,088,544)	1,162,942	(3,906,490)	63,386,054
MFS Value Portfolio (Class A)	110,642,017	10,365,610	(6,697,580)	(471,145)	(1,573,769)	112,265,133
See accompanying notes to financial statements.
BHFTI-120

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Morgan Stanley Discovery Portfolio (Class A)	$7,767,889	$916,491	$(68,683)	$35,314	$174,270	$8,825,281
Neuberger Berman Genesis Portfolio (Class A)	15,192,732	1,567,064	(4,885,698)	(1,185,208)	1,507,097	12,195,987
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	97,581,612	7,252,189	(22,428,624)	8,628,384	9,076,678	100,110,239
T. Rowe Price Large Cap Growth Portfolio (Class A)	95,851,114	17,173,714	(1,848,232)	420,687	(12,926,460)	98,670,823
T. Rowe Price Large Cap Value Portfolio (Class A)	102,031,711	11,182,752	(11,153,117)	(1,282,045)	8,832,377	109,611,678
T. Rowe Price Mid Cap Growth Portfolio (Class A)	13,078,676	1,402,471	(183,082)	(63,401)	(640,733)	13,593,931
T. Rowe Price Small Cap Growth Portfolio (Class A)	25,974,062	2,676,862	(7,353,427)	(587,408)	2,771,147	23,481,236
VanEck Global Natural Resources Portfolio (Class A)	35,346,544	4,729,225	(6,353,676)	2,968,393	(4,655,994)	32,034,492
Victory Sycamore Mid Cap Value Portfolio (Class A)	13,078,553	615,443	(1,279,655)	53,867	1,247,739	13,715,947
	$1,755,742,139	$231,783,808	$(151,170,258)	$13,970,118	$(51,648,214)	$1,798,677,593

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
Allspring Mid Cap Value Portfolio (Class A)	$1,736,952	$212,098	1,789,481
Baillie Gifford International Stock Portfolio (Class A)	6,783,258	558,158	7,167,765
BlackRock Capital Appreciation Portfolio (Class A)	16,962,479	—	2,259,707
Brighthouse Small Cap Value Portfolio (Class A)	4,710,331	524,013	3,308,759
Brighthouse/Artisan International Portfolio (Class A)	14,218,599	1,445,869	6,678,745
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,537,952	3,084,089	7,420,443
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	9,857,893	1,015,914	3,636,386
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	10,224,092	393,234	6,055,556
CBRE Global Real Estate Portfolio (Class A)	—	2,021,668	4,776,039
Frontier Mid Cap Growth Portfolio (Class A)	2,370,721	—	619,597
Harris Oakmark International Portfolio (Class A)	4,823,862	3,234,320	6,688,677
Invesco Comstock Portfolio (Class A)	12,185,849	1,572,368	8,764,716
Invesco Global Equity Portfolio (Class A)	7,717,317	59,286	2,023,657
Invesco Small Cap Growth Portfolio (Class A)	1,565,824	—	2,001,274
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	90,981	116,282	52,986
Jennison Growth Portfolio (Class A)	17,074,459	—	7,777,805
JPMorgan Small Cap Value Portfolio (Class A)	2,630,394	312,999	2,187,965
Loomis Sayles Growth Portfolio (Class A)	8,956,729	—	6,342,926
Loomis Sayles Small Cap Growth Portfolio (Class A)	2,579,701	—	2,864,262
MFS Research International Portfolio (Class A)	7,631,526	1,352,260	4,932,767
MFS Value Portfolio (Class A)	7,761,846	1,934,681	8,415,677
Morgan Stanley Discovery Portfolio (Class A)	—	—	956,152
Neuberger Berman Genesis Portfolio (Class A)	1,533,039	33,358	814,151
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	4,895,227	2,356,961	6,009,018
T. Rowe Price Large Cap Growth Portfolio (Class A)	15,556,973	—	4,478,930
T. Rowe Price Large Cap Value Portfolio (Class A)	7,544,040	1,835,878	3,746,127
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,346,647	—	1,712,082
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,675,492	—	1,175,826
VanEck Global Natural Resources Portfolio (Class A)	3,533,060	968,571	2,445,381
Victory Sycamore Mid Cap Value Portfolio (Class A)	365,801	178,760	713,258
	$182,871,044	$23,210,767
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$231,783,808	$0	$151,170,258
See accompanying notes to financial statements.
BHFTI-121

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,798,677,593	$—	$—	$1,798,677,593
Total Investments	$1,798,677,593	$—	$—	$1,798,677,593

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-122

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Affiliated investments at value (a)	$1,798,677,593
Receivable for:
Affiliated investments sold	1,546,144
Fund shares sold	53,142
Total Assets	1,800,276,879
Liabilities
Payable for:
Fund shares redeemed	1,599,286
Accrued Expenses:
Management fees	104,324
Distribution and service fees	197,641
Deferred trustees’ fees	301,583
Other expenses	78,509
Total Liabilities	2,281,343
Net Assets	$1,797,995,536
Net Assets Consist of:
Paid in surplus	$1,479,148,676
Distributable earnings (Accumulated losses)	318,846,860
Net Assets	$1,797,995,536
Net Assets
Class A	$834,553,277
Class B	963,442,259
Capital Shares Outstanding*
Class A	69,388,346
Class B	80,768,062
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.03
Class B	11.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,683,646,827.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Affiliated Underlying Portfolios	$23,210,767
Total investment income	23,210,767
Expenses
Management fees	624,040
Administration fees	14,703
Custodian and accounting fees	7,215
Distribution and service fees—Class B	1,191,380
Audit and tax services	17,529
Legal	23,184
Trustees’ fees and expenses	39,805
Miscellaneous	5,646
Total expenses	1,923,502
Net Investment Income	21,287,265
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	13,970,118
Capital gain distributions from affiliated investments	182,871,044
Net realized gain (loss)	196,841,162
Net change in unrealized appreciation (depreciation) on affiliated investments	(51,648,214)
Net realized and unrealized gain (loss)	145,192,948
Net Increase (Decrease) in Net Assets From Operations	$166,480,213
See accompanying notes to financial statements.
BHFTI-123

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$21,287,265	$17,623,431
Net realized gain (loss)	196,841,162	181,062,317
Net change in unrealized appreciation (depreciation)	(51,648,214)	74,353,283
Increase (decrease) in net assets from operations	166,480,213	273,039,031
From Distributions to Shareholders
Class A	(94,590,788)	(42,750,034)
Class B	(108,632,252)	(52,978,199)
Total distributions	(203,223,040)	(95,728,233)
Increase (decrease) in net assets from capital share transactions	79,684,348	(115,798,937)
Total increase (decrease) in net assets	42,941,521	61,511,861
Net Assets
Beginning of period	1,755,054,015	1,693,542,154
End of period	$1,797,995,536	$1,755,054,015

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	310,157	$3,972,755	683,219	$7,909,179
Reinvestments	7,935,469	94,590,788	3,800,003	42,750,034
Redemptions	(2,722,762)	(34,836,143)	(6,500,966)	(75,367,497)
Net increase (decrease)	5,522,864	$63,727,400	(2,017,744)	$(24,708,284)
Class B
Sales	719,697	$9,155,831	1,578,837	$18,168,545
Reinvestments	9,190,546	108,632,252	4,742,900	52,978,199
Redemptions	(8,070,628)	(101,831,135)	(14,073,537)	(162,237,397)
Net increase (decrease)	1,839,615	$15,956,948	(7,751,800)	$(91,090,653)
Increase (decrease) derived from capital shares transactions		$79,684,348		$(115,798,937)
See accompanying notes to financial statements.
BHFTI-124

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.35	$11.15	$10.30	$10.29	$14.45	$13.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.13	0.13	0.12	0.13	0.12
Net realized and unrealized gain (loss)	1.06	1.74	1.25	1.90	(3.03)	2.27
Total income (loss) from investment operations	1.22	1.87	1.38	2.02	(2.90)	2.39
Less Distributions
Distributions from net investment income	(0.20)	(0.16)	(0.12)	(0.33)	(0.20)	(0.20)
Distributions from net realized capital gains	(1.34)	(0.51)	(0.41)	(1.68)	(1.06)	(1.10)
Total distributions	(1.54)	(0.67)	(0.53)	(2.01)	(1.26)	(1.30)
Net Asset Value, End of Period	$12.03	$12.35	$11.15	$10.30	$10.29	$14.45
Total Return (%) (b)	9.95 (c)	17.41	13.65	21.10	(19.89)	18.34
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.08 (e)	0.08	0.08	0.09	0.08	0.08
Ratio of net investment income (loss) to average net assets (%) (f)	1.25 (g)	1.16	1.19	1.16	1.15	0.85
Portfolio turnover rate (%)	9 (c)	13	7	8	10	9
Net assets, end of period (in millions)	$834.6	$788.7	$734.7	$701.5	$624.2	$828.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.24	$11.06	$10.22	$10.22	$14.36	$13.28
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.11	0.10	0.09	0.10	0.08
Net realized and unrealized gain (loss)	1.05	1.71	1.25	1.89	(3.02)	2.27
Total income (loss) from investment operations	1.19	1.82	1.35	1.98	(2.92)	2.35
Less Distributions
Distributions from net investment income	(0.16)	(0.13)	(0.10)	(0.30)	(0.16)	(0.17)
Distributions from net realized capital gains	(1.34)	(0.51)	(0.41)	(1.68)	(1.06)	(1.10)
Total distributions	(1.50)	(0.64)	(0.51)	(1.98)	(1.22)	(1.27)
Net Asset Value, End of Period	$11.93	$12.24	$11.06	$10.22	$10.22	$14.36
Total Return (%) (b)	9.85 (c)	17.06	13.39	20.81	(20.15)	18.13
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.33	0.34	0.33	0.33
Ratio of net investment income (loss) to average net assets (%) (f)	0.97 (g)	0.93	0.95	0.92	0.90	0.60
Portfolio turnover rate (%)	9 (c)	13	7	8	10	9
Net assets, end of period (in millions)	$963.4	$966.4	$958.8	$986.0	$893.6	$1,206.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-125

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—69.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 69.6%
AB International Bond Portfolio (Class A) (a)	6,457,824	$51,145,965
Allspring Mid Cap Value Portfolio (Class A) (a)	7,027,027	71,464,868
Baillie Gifford International Stock Portfolio (Class A) (b)	11,823,833	134,318,740
BlackRock Bond Income Portfolio (Class A) (b)	4,036,411	355,284,902
BlackRock Capital Appreciation Portfolio (Class A) (b)	265,239	10,744,841
BlackRock High Yield Portfolio (Class A) (a)	6,440,942	47,147,694
Brighthouse Small Cap Value Portfolio (Class A) (a)	5,175,329	58,532,968
Brighthouse/Artisan International Portfolio (Class A) (a)	8,190,661	95,339,297
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	5,490,605	64,569,509
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,123,459	70,105,449
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,764,566	99,998,809
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	6,449,228	53,077,143
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	751,737	18,718,255
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	1,508,121	21,505,806
CBRE Global Real Estate Portfolio (Class A) (a)	3,802,751	42,438,704
Frontier Mid Cap Growth Portfolio (Class A) (b)	2,109,941	63,129,449
Harris Oakmark International Portfolio (Class A) (a)	12,741,164	180,924,526
Invesco Comstock Portfolio (Class A) (a)	406,205	5,227,859
Invesco Global Equity Portfolio (Class A) (a)	2,154,668	49,018,695
Invesco Small Cap Growth Portfolio (Class A) (a)	3,464,265	42,333,323
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (b)	420,488	72,004,369
Jennison Growth Portfolio (Class A) (b)	1,096,087	15,224,651
JPMorgan Core Bond Portfolio (Class A) (a)	23,212,577	206,127,687
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,165,964	41,759,068
Loomis Sayles Growth Portfolio (Class A) (a)	673,590	11,242,218
MFS Research International Portfolio (Class A) (a)	9,695,858	124,591,779
MFS Value Portfolio (Class A) (b)	1,142,731	15,244,028
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,475,223	22,846,305
Neuberger Berman Genesis Portfolio (Class A) (b)	2,247,892	33,673,418
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	9,296,483	93,057,790
PIMCO Total Return Portfolio (Class A) (a)	26,140,495	256,699,660
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	5,431,333	90,486,012
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	405,704	11,870,913
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,574,837	36,324,210
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,959,535	59,101,911
TCW Core Fixed Income Portfolio (Class A) (a)	33,964,321	289,036,373
VanEck Global Natural Resources Portfolio (Class A) (b)	4,497,445	58,916,524
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,518,562	146,927,845
Western Asset Management U.S. Government Portfolio (Class A) (b)	15,637,022	162,155,922
Total Investment Companies (Cost $3,372,631,112)		3,282,317,485

U.S. Treasury & Government Agencies—25.4%
Federal Agencies — 0.2%
Tennessee Valley Authority
4.250%, 09/15/65	10,000,000	8,167,244
Security Description	Principal Amount*	Value
U.S. Treasury — 25.2%
U.S. Treasury Bonds
1.375%, 08/15/50	287,600,000	$141,081,283
1.625%, 11/15/50	144,200,000	75,372,664
1.875%, 02/15/51	173,000,000	96,156,914
2.875%, 05/15/43	57,700,000	44,284,750
2.875%, 11/15/46	44,100,000	32,210,226
2.875%, 05/15/52	43,500,000	30,091,465
3.375%, 05/15/44	99,895,000	81,437,838
4.750%, 05/15/55	114,800,000	111,360,484
4.875%, 08/15/45	20,000	19,848
U.S. Treasury Notes
0.375%, 09/30/27	159,500,000	152,253,964
1.625%, 09/30/26 (d)	658,000	654,427
3.500%, 01/31/28 (d)	75,000,000	74,226,562
3.500%, 04/30/30 (d)	17,200,000	16,783,438
3.750%, 05/31/30 (d)	102,900,000	101,272,090
3.875%, 05/31/27 (d)	2,400,000	2,395,050
3.875%, 04/30/31 (e)	32,200,000	31,737,125
3.875%, 08/15/34 (e)	44,900,000	43,368,840
4.000%, 05/31/30 (d)	6,400,000	6,356,750
4.125%, 10/31/27 (d)	34,900,000	34,879,551
4.125%, 03/31/31 (d)	58,700,000	58,479,875
4.125%, 05/31/32	21,300,000	21,147,738
4.250%, 05/15/35	33,600,000	33,203,625
		1,188,774,507
Total U.S. Treasury & Government Agencies (Cost $1,538,266,767)		1,196,941,751

Agency Sponsored Mortgage-Backed Securities—3.6%
Agency Mortgage-Backed Securities — 3.6%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	3,702	3,512
4.000%, 03/01/50	65,380	61,493
4.000%, 05/01/50	24,702	24,117
5.000%, 08/01/53	23,700,600	23,440,295
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	415,181	413,512
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,542,836
3.000%, 12/01/51	24,756,159	21,611,320
3.180%, 07/01/35	2,273,106	2,044,090
4.000%, 08/01/47	16,911	16,064
4.000%, 06/01/48	73,479	69,705
4.000%, 11/01/48	4,123	3,919
4.000%, 03/01/49	738,955	700,851
4.000%, 08/01/49	104,046	98,169
4.000%, 03/01/50	15,505,399	14,650,145
4.000%, 07/01/50	3,160,527	2,992,686
Government National Mortgage Association, TBA
4.000%, TBA (f)	110,000,000	102,110,938
Total Agency Sponsored Mortgage-Backed Securities (Cost $172,160,210)		170,783,652

See accompanying notes to financial statements.
BHFTI-126

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—2.9%
Non-Agency Mortgage-Backed Securities—0.8%
Security Description	Principal Amount*	Value

Banks — 2.4%
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (g)	15,000,000	$15,293,596
Citigroup, Inc.
5.449%, SOFR + 1.447%, 06/11/35 (g)	10,000,000	10,170,331
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (g)	5,000,000	4,911,333
6.561%, SOFR + 1.950%, 10/24/34 (e) (g)	17,700,000	19,148,981
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,837,046
6.254%, SOFR + 2.390%, 03/09/34 (g)	9,000,000	9,531,432
JPMorgan Chase & Co.
4.946%, SOFR + 1.340%, 10/22/35 (g)	5,000,000	4,933,626
5.350%, SOFR + 1.845%, 06/01/34 (g)	10,600,000	10,777,903
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (g)	5,100,000	4,566,135
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/35 (g)	15,000,000	15,072,226
QNB Finance Ltd.
4.679%, SOFR + 1.050%, 04/27/29 (144A) (g)	3,000,000	3,000,068
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (g)	3,000,000	2,246,726
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (g)	8,800,000	8,934,161
		111,423,564
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	846,380
Electric — 0.1%
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	489,868
Pacific Gas & Electric Co.
6.150%, 03/01/55	2,300,000	2,243,050
		2,732,918
Food — 0.0%
Mars, Inc.
5.700%, 05/01/55 (144A)	500,000	492,583
Internet — 0.3%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	14,800,000	15,098,261
Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,327,569
3.800%, 12/01/57	1,556,000	1,038,444
		2,366,013
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,711,000	1,538,664
Total Corporate Bonds & Notes (Cost $136,268,818)		134,498,383

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (g)	16,580,955	$14,232,892
Commercial Mortgage-Backed Securities — 0.5%
Bank
4.493%, 06/15/55 (g)	15,000,000	14,522,337
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	10,182,079
		24,704,416
Total Non-Agency Mortgage-Backed Securities (Cost $41,149,294)		38,937,308

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	433,195
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,565,105
Total Municipals (Cost $2,471,150)		1,998,300

Short-Term Investments—0.5%
Repurchase Agreements—0.5%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/26 at 3.700%, due on 07/01/26, with a maturity value of $22,802,343; collateralized by U.S. Treasury Bond at 4.500%, maturing 08/15/39, with a market value of $22,742,432	22,800,000	22,800,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $1,285,311; collateralized by U.S. Treasury Note at 3.375%, maturing 12/31/27, with a market value of $1,310,993	1,285,222	1,285,222
Total Short-Term Investments (Cost $24,085,222)		24,085,222
Total Investments—102.8% (Cost $5,287,032,573)		4,849,562,101
Other assets and liabilities (net)—(2.8)%		(130,509,313)
Net Assets—100.0%		$4,719,052,788

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $112,712,729.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2026, the market value of securities pledged was $49,162,333.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and
See accompanying notes to financial statements.
BHFTI-127

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
maturity date will be determined upon settlement date.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$35,916,910, which is 0.8% of net assets.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended  June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
AB International Bond Portfolio (Class A)	$51,922,628	$1,688,202	$(2,297,518)	$(572,689)	$405,342	$51,145,965
Allspring Mid Cap Value Portfolio (Class A)	71,282,910	7,724,820	(8,694,216)	193,623	957,731	71,464,868
Baillie Gifford International Stock Portfolio (Class A)	136,239,495	12,120,529	(11,991,725)	177,630	(2,227,189)	134,318,740
BlackRock Bond Income Portfolio (Class A)	367,231,381	16,736,411	(14,562,529)	(2,184,360)	(11,936,001)	355,284,902
BlackRock Capital Appreciation Portfolio (Class A)	10,591,526	1,995,654	(1,132,428)	502,948	(1,212,859)	10,744,841
BlackRock High Yield Portfolio (Class A)	48,287,465	2,798,826	(2,063,091)	4,077	(1,879,583)	47,147,694
Brighthouse Small Cap Value Portfolio (Class A)	57,804,711	8,305,451	(8,159,763)	385,864	196,705	58,532,968
Brighthouse/Artisan International Portfolio (Class A)	97,707,280	19,210,546	(16,015,799)	3,681,197	(9,243,927)	95,339,297
Brighthouse/Dimensional International Small Company Portfolio (Class A)	67,448,345	6,375,919	(6,720,307)	1,839,542	(4,373,990)	64,569,509
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	71,993,805	5,253,746	(2,459,693)	(245,269)	(4,437,140)	70,105,449
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	103,344,562	4,899,801	(4,469,211)	(321,467)	(3,454,876)	99,998,809
Brighthouse/Templeton International Bond Portfolio (Class A)	54,293,540	504,989	(2,432,306)	(523,622)	1,234,542	53,077,143
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	18,671,892	2,248,088	(596,788)	(29,390)	(1,575,547)	18,718,255
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	21,378,144	2,647,019	(2,026,632)	540,748	(1,033,473)	21,505,806
CBRE Global Real Estate Portfolio (Class A)	43,233,088	1,612,575	(4,753,268)	658,647	1,687,662	42,438,704
Frontier Mid Cap Growth Portfolio (Class A)	61,479,902	8,084,624	(8,167,400)	928,883	803,440	63,129,449
Harris Oakmark International Portfolio (Class A)	186,772,637	15,313,215	(8,007,211)	3,330,767	(16,484,882)	180,924,526
Invesco Comstock Portfolio (Class A)	5,270,551	638,400	(600,081)	29,498	(110,509)	5,227,859
Invesco Global Equity Portfolio (Class A)	48,656,997	8,288,824	(4,057,794)	183,112	(4,052,444)	49,018,695
Invesco Small Cap Growth Portfolio (Class A)	40,904,803	2,760,164	(9,333,220)	2,379,818	5,621,758	42,333,323
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	70,885,119	1,648,887	(2,323,209)	111,361	1,682,211	72,004,369
Jennison Growth Portfolio (Class A)	15,239,490	2,406,218	(830,253)	343,571	(1,934,375)	15,224,651
JPMorgan Core Bond Portfolio (Class A)	213,533,147	8,564,272	(8,934,355)	(1,098,507)	(5,936,870)	206,127,687
JPMorgan Small Cap Value Portfolio (Class A)	41,229,757	4,322,463	(8,161,992)	1,482,336	2,886,504	41,759,068
Loomis Sayles Growth Portfolio (Class A)	11,940,973	951,164	(47,995)	18,462	(1,620,386)	11,242,218
MFS Research International Portfolio (Class A)	125,180,054	17,686,793	(13,128,554)	2,264,527	(7,411,041)	124,591,779
MFS Value Portfolio (Class A)	15,295,146	1,315,414	(1,116,242)	54,705	(304,995)	15,244,028
Morgan Stanley Discovery Portfolio (Class A)	21,323,046	1,134,182	(94,534)	48,712	434,899	22,846,305
Neuberger Berman Genesis Portfolio (Class A)	32,794,798	4,407,842	(3,658,220)	(681,655)	810,653	33,673,418
PIMCO Inflation Protected Bond Portfolio (Class A)	95,990,379	3,480,793	(3,844,935)	31,147	(2,599,594)	93,057,790
PIMCO Total Return Portfolio (Class A)	264,687,824	10,863,390	(10,414,014)	(1,259,927)	(7,177,613)	256,699,660
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	91,696,048	6,570,543	(24,242,334)	5,456,420	11,005,335	90,486,012
T. Rowe Price Large Cap Value Portfolio (Class A)	12,003,085	1,022,192	(2,076,126)	269,682	652,080	11,870,913
T. Rowe Price Mid Cap Growth Portfolio (Class A)	35,715,752	3,631,848	(1,140,738)	(200,203)	(1,682,449)	36,324,210
T. Rowe Price Small Cap Growth Portfolio (Class A)	57,557,856	6,855,145	(9,862,597)	(2,358,161)	6,909,668	59,101,911
TCW Core Fixed Income Portfolio (Class A)	299,558,597	11,791,142	(12,337,997)	(1,777,720)	(8,197,649)	289,036,373
VanEck Global Natural Resources Portfolio (Class A)	66,931,433	8,279,216	(13,421,689)	8,121,237	(10,993,673)	58,916,524
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	150,456,969	10,799,770	(6,443,633)	(1,684,692)	(6,200,569)	146,927,845
Western Asset Management U.S. Government Portfolio (Class A)	168,212,603	6,700,102	(7,267,184)	(793,591)	(4,696,008)	162,155,922
	$3,354,747,738	$241,639,179	$(247,887,581)	$19,307,261	$(85,489,112)	$3,282,317,485
See accompanying notes to financial statements.
BHFTI-128

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
AB International Bond Portfolio (Class A)	$—	$1,688,202	6,457,824
Allspring Mid Cap Value Portfolio (Class A)	6,884,197	840,623	7,027,027
Baillie Gifford International Stock Portfolio (Class A)	11,199,022	921,507	11,823,833
BlackRock Bond Income Portfolio (Class A)	—	16,736,411	4,036,411
BlackRock Capital Appreciation Portfolio (Class A)	1,995,655	—	265,239
BlackRock High Yield Portfolio (Class A)	—	2,798,826	6,440,942
Brighthouse Small Cap Value Portfolio (Class A)	7,473,987	831,464	5,175,329
Brighthouse/Artisan International Portfolio (Class A)	17,437,366	1,773,181	8,190,661
Brighthouse/Dimensional International Small Company Portfolio (Class A)	4,095,264	2,280,655	5,490,605
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,253,746	8,123,459
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	4,899,800	11,764,566
Brighthouse/Templeton International Bond Portfolio (Class A)	—	504,989	6,449,228
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	2,038,055	210,034	751,737
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	2,548,982	98,038	1,508,121
CBRE Global Real Estate Portfolio (Class A)	—	1,612,575	3,802,751
Frontier Mid Cap Growth Portfolio (Class A)	8,084,623	—	2,109,941
Harris Oakmark International Portfolio (Class A)	9,166,936	6,146,279	12,741,164
Invesco Comstock Portfolio (Class A)	565,440	72,960	406,205
Invesco Global Equity Portfolio (Class A)	8,225,633	63,191	2,154,668
Invesco Small Cap Growth Portfolio (Class A)	2,760,164	—	3,464,265
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	723,800	925,086	420,488
Jennison Growth Portfolio (Class A)	2,406,218	—	1,096,087
JPMorgan Core Bond Portfolio (Class A)	—	8,564,272	23,212,577
JPMorgan Small Cap Value Portfolio (Class A)	3,862,815	459,648	3,165,964
Loomis Sayles Growth Portfolio (Class A)	951,164	—	673,590
MFS Research International Portfolio (Class A)	15,024,536	2,662,258	9,695,858
MFS Value Portfolio (Class A)	1,052,958	262,455	1,142,731
Morgan Stanley Discovery Portfolio (Class A)	—	—	2,475,223
Neuberger Berman Genesis Portfolio (Class A)	4,313,972	93,871	2,247,892
PIMCO Inflation Protected Bond Portfolio (Class A)	—	3,480,793	9,296,483
PIMCO Total Return Portfolio (Class A)	—	10,863,390	26,140,495
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	4,435,116	2,135,426	5,431,333
T. Rowe Price Large Cap Value Portfolio (Class A)	822,124	200,069	405,704
T. Rowe Price Mid Cap Growth Portfolio (Class A)	3,631,848	—	4,574,837
T. Rowe Price Small Cap Growth Portfolio (Class A)	6,855,145	—	2,959,535
TCW Core Fixed Income Portfolio (Class A)	—	11,791,142	33,964,321
VanEck Global Natural Resources Portfolio (Class A)	6,497,859	1,781,357	4,497,445
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	10,799,770	14,518,562
Western Asset Management U.S. Government Portfolio (Class A)	—	6,700,102	15,637,022
	$133,052,879	$107,452,120
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	3.500%	12/12/25	12/12/27	USD	(7,497,875)	$(7,497,875)
Deutsche Bank Securities, Inc.	3.740%	06/25/26	07/02/26	USD	(392,500)	(392,500)
Deutsche Bank Securities, Inc.	3.750%	06/29/26	07/06/26	USD	(4,531,000)	(4,531,000)
JPMorgan Securities LLC	3.690%	06/29/26	07/06/26	USD	(32,039,000)	(32,039,000)
JPMorgan Securities LLC	3.760%	06/29/26	07/06/26	USD	(1,379,000)	(1,379,000)
JPMorgan Securities LLC	3.740%	06/24/26	07/15/26	USD	(3,709,750)	(3,709,750)
Total						$(49,549,125)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
See accompanying notes to financial statements.
BHFTI-129

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement ("MRA") on a net basis as of June 30, 2026:
Counterparty	Reverse Repurchase Agreements	Collateral Pledged/ (Received)(a)	Net Amount (b)
Barclays Bank PLC	$(7,497,875)	$7,497,875	$—
Deutsche Bank Securities, Inc.	(4,923,500)	4,829,492	(94,008)
JPMorgan Securities LLC	(37,127,750)	36,759,797	(367,953)
	$(49,549,125)	$49,087,164	$(461,961)

(a)
Collateral with a value of $49,162,333 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$787,040,280	$244,616,681	$905 ,023,514	$251,091,806
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$755,115,741	$755,440,788
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds	$—	$—	$—	$(7,497,875)	$(7,497,875)
U.S. Treasury	—	(42,051,250)	—	—	(42,051,250)
Total Borrowings	$—	$(42,051,250)	$—	$(7,497,875)	$(49,549,125)
Gross amount of recognized liabilities for secured borrowings transactions					$(49,549,125)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	09/18/26	4,342	USD	1,638,725,075	$10,093,711
U.S. Treasury Note 2 Year Futures	09/30/26	805	USD	165,936,914	(95,310)
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	514	USD	57,808,938	248,962
U.S. Treasury Ultra Long Bond Futures	09/21/26	192	USD	22,302,000	749,720
Net Unrealized Appreciation					$10,997,083
See accompanying notes to financial statements.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$10,093,711
Interest Rate	Unrealized appreciation on futures contracts (a)	998,682	Unrealized depreciation on futures contracts (a)	$95,310
Total		$11,092,393		$95,310

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$(154,428)	$97,960,059	$97,805,631

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$1,019,277	$3,074,638	$4,093,915
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,570,555,728
Futures contracts short	(91,950,330)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,282,317,485	$—	$—	$3,282,317,485
Total U.S. Treasury & Government Agencies*	—	1,196,941,751	—	1,196,941,751
Total Agency Sponsored Mortgage-Backed Securities*	—	170,783,652	—	170,783,652
Total Corporate Bonds & Notes*	—	134,498,383	—	134,498,383
Total Non-Agency Mortgage-Backed Securities*	—	38,937,308	—	38,937,308
Total Municipals*	—	1,998,300	—	1,998,300
Total Short-Term Investments*	—	24,085,222	—	24,085,222
Total Investments	$3,282,317,485	$1,567,244,616	$—	$4,849,562,101
Reverse Repurchase Agreements (Liability)	$—	$(49,549,125)	$—	$(49,549,125)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,092,393	$—	$—	$11,092,393
Futures Contracts (Unrealized Depreciation)	(95,310)	—	—	(95,310)
Total Futures Contracts	$10,997,083	$—	$—	$10,997,083

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-131

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$1,567,244,616
Affiliated investments at value (b)	3,282,317,485
Cash denominated in foreign currencies (c)	382,211
Cash collateral for futures contracts	3,362,000
Receivable for:
Affiliated investments sold	546,220
Fund shares sold	63,380
Interest	10,536,410
Variation margin on futures contracts	10,693,005
Total Assets	4,875,145,327
Liabilities
Due to custodian	546,220
Reverse repurchase agreements	49,549,125
Cash collateral for TBA securities	726,190
Payable for:
TBA securities purchased	101,842,394
Fund shares redeemed	780,810
Interest on reverse repurchase agreements	157,264
Accrued Expenses:
Management fees	955,900
Distribution and service fees	970,613
Deferred trustees’ fees	256,683
Other expenses	307,340
Total Liabilities	156,092,539
Net Assets	$4,719,052,788
Net Assets Consist of:
Paid in surplus	$5,275,387,053
Distributable earnings (Accumulated losses)	(556,334,265)
Net Assets	$4,719,052,788
Net Assets
Class B	$4,719,052,788
Capital Shares Outstanding*
Class B	487,294,421
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,914,401,461.
(b)	Identified cost of affiliated investments was $3,372,631,112.
(c)	Identified cost of cash denominated in foreign currencies was $392,194.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from affiliated investments	$107,452,120
Interest	32,105,048
Total investment income	139,557,168
Expenses
Management fees	5,860,216
Administration fees	49,893
Custodian and accounting fees	39,333
Distribution and service fees—Class B	5,868,680
Interest expense	2,537,063
Audit and tax services	36,798
Legal	23,183
Trustees’ fees and expenses	39,805
Shareholder reporting	15,177
Insurance	5,580
Miscellaneous	18,297
Total expenses	14,494,025
Less management fee waiver	(123,972)
Net expenses	14,370,053
Net Investment Income	125,187,115
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,844,564)
Affiliated investments	19,307,261
Capital gain distributions from affiliated investments	133,052,879
Futures contracts	97,805,631
Net realized gain (loss)	243,321,207
Net change in unrealized appreciation (depreciation) on:
Investments	(14,226,261)
Affiliated investments	(85,489,112)
Futures contracts	4,093,915
Foreign currency transactions	(11,972)
Net change in unrealized appreciation (depreciation)	(95,633,430)
Net realized and unrealized gain (loss)	147,687,777
Net Increase (Decrease) in Net Assets From Operations	$272,874,892
See accompanying notes to financial statements.
BHFTI-132

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$125,187,115	$150,451,389
Net realized gain (loss)	243,321,207	111,419,003
Net change in unrealized appreciation (depreciation)	(95,633,430)	284,403,841
Increase (decrease) in net assets from operations	272,874,892	546,274,233
From Distributions to Shareholders
Class B	(161,403,459)	(191,196,942)
Total distributions	(161,403,459)	(191,196,942)
Increase (decrease) in net assets from capital share transactions	(170,709,233)	(548,499,070)
Total increase (decrease) in net assets	(59,237,800)	(193,421,779)
Net Assets
Beginning of period	4,778,290,588	4,971,712,367
End of period	$4,719,052,788	$4,778,290,588

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	675,929	$6,560,109	1,232,123	$11,085,921
Reinvestments	16,795,365	161,403,459	21,901,139	191,196,942
Redemptions	(34,953,078)	(338,672,801)	(82,798,739)	(750,781,933)
Net increase (decrease)	(17,481,784)	$(170,709,233)	(59,665,477)	$(548,499,070)
Increase (decrease) derived from capital shares transactions		$(170,709,233)		$(548,499,070)
See accompanying notes to financial statements.
BHFTI-133

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.47	$8.81	$8.70	$8.22	$12.01	$11.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.28	0.23	0.19	0.18	0.14
Net realized and unrealized gain (loss)	0.29	0.74	0.10	0.56	(2.76)	0.73
Total income (loss) from investment operations	0.55	1.02	0.33	0.75	(2.58)	0.87
Less Distributions
Distributions from net investment income	(0.34)	(0.36)	(0.22)	(0.27)	(0.25)	(0.28)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.96)	(0.42)
Total distributions	(0.34)	(0.36)	(0.22)	(0.27)	(1.21)	(0.70)
Net Asset Value, End of Period	$9.68	$9.47	$8.81	$8.70	$8.22	$12.01
Total Return (%) (b)	5.84 (c)	11.95	3.76	9.24	(21.81)	7.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.62 (e)	0.75	0.58	0.55	0.51	0.49
Gross ratio of expenses to average net assets excluding interest expense (%) (d)	0.51 (e)	0.51	0.50	0.49	0.49	0.49
Net ratio of expenses to average net assets (%) (d) (f)	0.61 (e)	0.75	0.57	0.55	0.51	0.49
Net ratio of expenses to average net assets excluding interest expense (%) (d) (f)	0.50 (e)	0.50	0.50	0.49	0.49	0.49
Ratio of net investment income (loss) to average net assets (%) (g)	3.03 (e)(h)	3.10	2.60	2.22	1.91	1.18
Portfolio turnover rate (%)	21 (c)	43	35	41	26	45
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	6 (c)	12	10	12	8	18
Net assets, end of period (in millions)	$4,719.1	$4,778.3	$4,971.7	$7,688.3	$8,060.4	$11,622.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	The income earned by the Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-134

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
StandardAero, Inc. (a) (b)	291,882	$8,730,191
Automobile Components — 1.2%
Garrett Motion, Inc.	121,712	4,409,626
Holley, Inc. (b)	1,596,046	4,069,917
		8,479,543
Banks — 12.3%
Associated Banc-Corp.	219,294	6,747,676
BOK Financial Corp. (a)	37,215	5,168,419
Forbright, Inc. - Class A (a) (b)	154,427	2,824,470
Hancock Whitney Corp. (a)	239,014	17,859,126
Old National Bancorp (a)	340,646	8,822,732
Renasant Corp. (a)	202,704	8,623,028
Southstate Bank Corp.	168,382	16,821,362
UMB Financial Corp. (a)	159,234	22,732,246
		89,599,059
Broadline Retail — 0.9%
Pattern Group, Inc. - Class A (b)	253,308	6,380,828
Building Products — 5.5%
CSW Industrials, Inc. (a)	15,583	4,336,749
Janus International Group, Inc. (b)	415,490	2,305,969
Quanex Building Products Corp. (a)	420,874	7,836,674
Simpson Manufacturing Co., Inc.	46,961	9,831,285
UFP Industries, Inc.	178,682	16,213,605
		40,524,282
Capital Markets — 1.9%
GlassBridge Enterprises, Inc. (b) (c) (d)	572	0
Lazard, Inc. (a)	73,753	3,093,201
Lincoln International, Inc. (b)	67,191	1,603,849
Marex Group PLC	86,107	5,248,222
Piper Sandler Cos.	31,002	2,242,685
Westwood Holdings Group, Inc.	103,540	1,983,826
		14,171,783
Chemicals — 7.7%
Avient Corp.	403,368	14,908,481
Ecovyst, Inc. (b)	249,594	3,107,445
Innospec, Inc.	288,354	23,469,132
Mativ Holdings, Inc.	652,844	4,942,029
Minerals Technologies, Inc. (a)	47,169	3,489,091
Quaker Chemical Corp. (a)	42,018	6,675,400
		56,591,578
Commercial Services & Supplies — 2.1%
ACCO Brands Corp.	1,245,028	5,179,317
Ennis, Inc.	262,497	5,578,061
MSA Safety, Inc. (a)	24,655	4,304,270
		15,061,648
Communications Equipment — 1.1%
Vistance Networks, Inc. (b)	615,438	7,865,298
Security Description	Shares	Value
Construction & Engineering — 0.4%
Primoris Services Corp.	32,284	$3,199,990
Construction Materials — 2.3%
Eagle Materials, Inc. (a)	45,530	10,244,250
Titan America SA (a) (b)	365,798	6,825,791
		17,070,041
Containers & Packaging — 4.3%
Myers Industries, Inc. (a)	250,324	8,838,940
Silgan Holdings, Inc. (a)	162,946	7,559,065
TriMas Corp. (a)	336,771	15,164,798
		31,562,803
Diversified Consumer Services — 1.2%
Graham Holdings Co. - Class B	3,296	3,762,120
Matthews International Corp. - Class A (a)	195,152	5,253,492
		9,015,612
Electrical Equipment — 0.4%
Babcock & Wilcox Enterprises, Inc. (b)	222,622	3,138,970
Electronic Equipment, Instruments & Components — 7.8%
Bel Fuse, Inc. - Class B (a)	12,311	4,100,055
Belden, Inc. (a)	106,776	12,803,510
Ingram Micro Holding Corp. (a)	173,439	4,757,432
Knowles Corp. (b)	144,065	5,975,816
Novanta, Inc. (a) (b)	135,349	21,959,022
Sanmina Corp. (b)	30,238	7,652,633
		57,248,468
Energy Equipment & Services — 0.6%
Forum Energy Technologies, Inc. (a) (b)	42,986	2,159,187
Patterson-UTI Energy, Inc. (a)	259,400	2,381,292
		4,540,479
Financial Services — 1.0%
Compass Diversified Holdings (b)	676,245	7,208,772
Food Products — 3.2%
J&J Snack Foods Corp.	223,807	16,438,624
Nomad Foods Ltd.	655,792	7,180,923
		23,619,547
Gas Utilities — 0.5%
MDU Resources Group, Inc.	176,476	3,743,056
Ground Transportation — 0.2%
Werner Enterprises, Inc.	33,203	1,447,983
Health Care Equipment & Supplies — 3.7%
CONMED Corp. (a)	110,557	3,618,531
Enovis Corp. (a) (b)	188,485	3,901,639
Haemonetics Corp. (b)	109,144	8,185,800
UFP Technologies, Inc. (a) (b)	26,575	7,045,830
See accompanying notes to financial statements.
BHFTI-135

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Varex Imaging Corp. (b)	404,560	$4,219,561
		26,971,361
Health Care Providers & Services — 0.8%
Chemed Corp.	12,515	5,828,736
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp. (a)	58,449	5,162,800
Genius Sports Ltd. (a) (b)	508,369	3,080,716
Pursuit Attractions & Hospitality, Inc. (a) (b)	177,790	9,950,907
		18,194,423
Household Durables — 0.6%
La-Z-Boy, Inc.	117,190	4,701,663
Household Products — 2.3%
Central Garden & Pet Co. (Voting Shares) (a) (b)	77,122	3,419,590
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	340,734	13,210,257
		16,629,847
Insurance — 4.5%
Abacus Global Management, Inc. (a)	195,909	2,098,185
Hanover Insurance Group, Inc.	43,407	9,294,307
Stewart Information Services Corp.	219,683	14,503,472
White Mountains Insurance Group Ltd. (a)	3,293	6,827,673
		32,723,637
Interactive Media & Services — 0.8%
People, Inc. (b)	129,926	5,997,384
Life Sciences Tools & Services — 0.9%
Azenta, Inc. (a) (b)	135,554	3,459,338
Charles River Laboratories International, Inc. (a) (b)	14,159	3,211,120
		6,670,458
Machinery — 12.5%
Alamo Group, Inc. (a)	97,732	16,075,937
Atmus Filtration Technologies, Inc.	65,906	3,360,547
Douglas Dynamics, Inc.	273,223	14,740,381
Franklin Electric Co., Inc.	228,919	24,537,827
Hillman Solutions Corp. (b)	1,020,909	8,616,472
Mayville Engineering Co., Inc. (b)	172,915	6,477,396
Middleby Corp. (b)	18,211	3,132,474
Mueller Industries, Inc.	71,014	8,729,751
Standex International Corp. (a)	15,534	5,556,046
		91,226,831
Mortgage Real Estate Investment Trusts — 0.5%
Adamas Trust, Inc. (a)	389,178	3,650,490
Oil, Gas & Consumable Fuels — 4.4%
California Resources Corp. (a)	67,330	3,559,737
Chord Energy Corp.	93,473	10,683,964
Magnolia Oil & Gas Corp. - Class A (a)	415,097	10,618,181
Matador Resources Co. (a)	62,980	3,135,144
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Scorpio Tankers, Inc.	60,133	$4,164,812
		32,161,838
Pharmaceuticals — 1.3%
Prestige Consumer Healthcare, Inc. (a) (b)	202,439	9,569,291
Professional Services — 1.2%
Korn Ferry (a)	131,351	8,745,350
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc. (a) (b)	72,188	5,025,728
Axcelis Technologies, Inc. (b)	36,129	6,844,639
Diodes, Inc. (a) (b)	31,506	3,448,017
Onto Innovation, Inc. (b)	18,924	7,161,788
		22,480,172
Software — 0.5%
Bit Digital, Inc. (a) (b)	1,416,258	2,549,264
Octave Intelligence PLC - Class B (b)	53,970	879,711
		3,428,975
Specialty Retail — 0.5%
Group 1 Automotive, Inc.	12,255	3,568,288
Technology Hardware, Storage & Peripherals — 1.2%
Diebold Nixdorf, Inc. (a) (b)	105,104	8,935,942
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd. (b)	95,666	1,776,517
Levi Strauss & Co. - Class A (a)	202,523	5,028,646
Steven Madden Ltd.	125,248	5,272,941
		12,078,104
Trading Companies & Distributors — 0.8%
Custom Truck One Source, Inc. (a) (b)	479,182	5,659,139
Total Common Stocks (Cost $639,647,796)		728,421,860

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 09/23/33 (b) (Cost $0)	35,242	0
See accompanying notes to financial statements.
BHFTI-136

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—0.5%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $3,368,078; collateralized by U.S. Treasury Note at 3.375%, maturing 12/31/27, with a market value of $3,435,246	3,367,844	$3,367,844
Total Short-Term Investments (Cost $3,367,844)		3,367,844

Securities Lending Reinvestments (e)—18.4%
Short-Term Investment Funds—9.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (f)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	15,000,000	15,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	15,000,000	15,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (f)	15,000,000	15,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (f)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (f)	5,000,000	5,000,000
		72,000,000

Certificates of Deposit—0.7%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	1,000,000	991,880
Nordea Bank Abp
3.920%, SOFR + 0.300%, 10/02/26 (g)	1,000,000	1,000,154
Standard Chartered Bank
3.970%, SOFR + 0.350%, 10/02/26 (g)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (g)	1,000,000	1,000,033
		4,992,075
Commercial Paper—0.5%
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (g)	2,000,000	2,000,486
Ionic Funding LLC
3.720%, 07/01/26	2,000,000	1,999,782
		4,000,268
Repurchase Agreements—7.1%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $3,100,323; collateralized by various Common Stock with an aggregate market value of $3,455,215	3,100,000	3,100,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $10,001,022; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $10,200,002	10,000,000	$10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,445	200,000	200,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $6,328,168; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $6,454,097	6,327,520	6,327,520
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $9,000,942; collateralized by various Common Stock with an aggregate market value of $10,031,469	9,000,000	9,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $1,200,126; collateralized by various Common Stock with an aggregate market value of $1,338,314	1,200,000	1,200,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $4,015,128; collateralized by various Common Stock with an aggregate market value of $4,444,925	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $2,000,216; collateralized by various Common Stock with an aggregate market value of $2,223,899	2,000,000	2,000,000
		51,827,520
See accompanying notes to financial statements.
BHFTI-137

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposit—0.3%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (g)	2,000,000	$2,000,000
Total Securities Lending Reinvestments (Cost $134,819,453)		134,819,863
Total Investments—118.5% (Cost $777,835,093)		866,609,567
Other assets and liabilities (net)—(18.5)%		(135,264,621)
Net Assets—100.0%		$731,344,946

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $182,267,282 and the collateral received consisted of cash in the amount of $134,815,961 and non-cash collateral with a value of $50,757,001. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$144,490,989	$0	$232,896,842
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(134,815,961)	$—	$—	$—	$(134,815,961)
Gross amount of recognized liabilities for securities lending transactions					$(134,815,961)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,730,191	$—	$—	$8,730,191
Automobile Components	8,479,543	—	—	8,479,543
Banks	89,599,059	—	—	89,599,059
Broadline Retail	6,380,828	—	—	6,380,828
Building Products	40,524,282	—	—	40,524,282
Capital Markets	14,171,783	—	0	14,171,783
Chemicals	56,591,578	—	—	56,591,578
Commercial Services & Supplies	15,061,648	—	—	15,061,648
Communications Equipment	7,865,298	—	—	7,865,298
Construction & Engineering	3,199,990	—	—	3,199,990
Construction Materials	17,070,041	—	—	17,070,041
Containers & Packaging	31,562,803	—	—	31,562,803
Diversified Consumer Services	9,015,612	—	—	9,015,612
Electrical Equipment	3,138,970	—	—	3,138,970
Electronic Equipment, Instruments & Components	57,248,468	—	—	57,248,468
See accompanying notes to financial statements.
BHFTI-138

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$4,540,479	$—	$—	$4,540,479
Financial Services	7,208,772	—	—	7,208,772
Food Products	23,619,547	—	—	23,619,547
Gas Utilities	3,743,056	—	—	3,743,056
Ground Transportation	1,447,983	—	—	1,447,983
Health Care Equipment & Supplies	26,971,361	—	—	26,971,361
Health Care Providers & Services	5,828,736	—	—	5,828,736
Hotels, Restaurants & Leisure	18,194,423	—	—	18,194,423
Household Durables	4,701,663	—	—	4,701,663
Household Products	16,629,847	—	—	16,629,847
Insurance	32,723,637	—	—	32,723,637
Interactive Media & Services	5,997,384	—	—	5,997,384
Life Sciences Tools & Services	6,670,458	—	—	6,670,458
Machinery	91,226,831	—	—	91,226,831
Mortgage Real Estate Investment Trusts	3,650,490	—	—	3,650,490
Oil, Gas & Consumable Fuels	32,161,838	—	—	32,161,838
Pharmaceuticals	9,569,291	—	—	9,569,291
Professional Services	8,745,350	—	—	8,745,350
Semiconductors & Semiconductor Equipment	22,480,172	—	—	22,480,172
Software	3,428,975	—	—	3,428,975
Specialty Retail	3,568,288	—	—	3,568,288
Technology Hardware, Storage & Peripherals	8,935,942	—	—	8,935,942
Textiles, Apparel & Luxury Goods	12,078,104	—	—	12,078,104
Trading Companies & Distributors	5,659,139	—	—	5,659,139
Total Common Stocks	728,421,860	—	0	728,421,860
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	3,367,844	—	3,367,844
Securities Lending Reinvestments
Short-Term Investment Funds	72,000,000	—	—	72,000,000
Certificates of Deposit	—	4,992,075	—	4,992,075
Commercial Paper	—	4,000,268	—	4,000,268
Repurchase Agreements	—	51,827,520	—	51,827,520
Time Deposit	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	72,000,000	62,819,863	—	134,819,863
Total Investments	$800,421,860	$66,187,707	$0	$866,609,567
Collateral for Securities Loaned (Liability)	$—	$(134,815,961)	$—	$(134,815,961)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
During the six months ended June 30, 2026, a transfer into Level 3 in the amount of $16,016 was due to a trading halt on the security's exchange which resulted in the lack of observable inputs.
See accompanying notes to financial statements.
BHFTI-139

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$866,609,567
Cash	223,329
Receivable for:
Investments sold	1,014,208
Fund shares sold	16,523
Dividends and interest	601,007
Total Assets	868,464,634
Liabilities
Collateral for securities loaned	134,815,961
Payable for:
Investments purchased	271,382
Fund shares redeemed	1,133,237
Accrued Expenses:
Management fees	418,558
Distribution and service fees	63,351
Deferred trustees’ fees	269,684
Other expenses	147,515
Total Liabilities	137,119,688
Net Assets	$731,344,946
Net Assets Consist of:
Paid in surplus	$597,670,878
Distributable earnings (Accumulated losses)	133,674,068
Net Assets	$731,344,946
Net Assets
Class A	$413,513,947
Class B	317,830,999
Capital Shares Outstanding*
Class A	36,560,295
Class B	28,697,478
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.31
Class B	11.08

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $777,835,093.
(b)	Includes securities loaned at value of $182,267,282.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends	$5,609,743
Interest	245,219
Securities lending income, net	95,990
Total investment income	5,950,952
Expenses
Management fees	2,738,162
Administration fees	24,107
Custodian and accounting fees	28,004
Distribution and service fees—Class B	377,764
Audit and tax services	25,915
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	25,142
Insurance	3,051
Miscellaneous	7,041
Total expenses	3,292,175
Less management fee waiver	(155,299)
Net expenses	3,136,876
Net Investment Income	2,814,076
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	45,109,665
Net change in unrealized appreciation (depreciation) on investments	63,322,847
Net realized and unrealized gain (loss)	108,432,512
Net Increase (Decrease) in Net Assets From Operations	$111,246,588
See accompanying notes to financial statements.
BHFTI-140

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,814,076	$9,501,362
Net realized gain (loss)	45,109,665	93,267,088
Net change in unrealized appreciation (depreciation)	63,322,847	(125,103,699)
Increase (decrease) in net assets from operations	111,246,588	(22,335,249)
From Distributions to Shareholders
Class A	(58,269,532)	(70,123,498)
Class B	(44,082,861)	(48,770,291)
Total distributions	(102,352,393)	(118,893,789)
Increase (decrease) in net assets from capital share transactions	(15,300,961)	95,197,000
Total increase (decrease) in net assets	(6,406,766)	(46,032,038)
Net Assets
Beginning of period	737,751,712	783,783,750
End of period	$731,344,946	$737,751,712

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	35,124	$407,796	1,561,048	$19,689,377
Reinvestments	5,380,382	58,269,532	6,439,256	70,123,498
Redemptions	(7,445,924)	(90,556,792)	(1,615,967)	(19,143,192)
Net increase (decrease)	(2,030,418)	$(31,879,464)	6,384,337	$70,669,683
Class B
Sales	229,745	$2,678,508	1,514,541	$17,877,243
Reinvestments	4,158,760	44,082,861	4,557,971	48,770,291
Redemptions	(2,572,249)	(30,182,866)	(3,524,172)	(42,120,217)
Net increase (decrease)	1,816,256	$16,578,503	2,548,340	$24,527,317
Increase (decrease) derived from capital shares transactions		$(15,300,961)		$95,197,000
See accompanying notes to financial statements.
BHFTI-141

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.36	$13.96	$14.05	$13.60	$19.25	$14.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.17	0.20	0.20	0.19	0.14
Net realized and unrealized gain (loss)	1.71	(0.67)	0.92	1.59	(2.70)	4.58
Total income (loss) from investment operations	1.76	(0.50)	1.12	1.79	(2.51)	4.72
Less Distributions
Distributions from net investment income	(0.18)	(0.20)	(0.22)	(0.18)	(0.16)	(0.18)
Distributions from net realized capital gains	(1.63)	(1.90)	(0.99)	(1.16)	(2.98)	(0.01)
Total distributions	(1.81)	(2.10)	(1.21)	(1.34)	(3.14)	(0.19)
Net Asset Value, End of Period	$11.31	$11.36	$13.96	$14.05	$13.60	$19.25
Total Return (%) (b)	16.18 (c)	(2.92)	8.40	14.21	(12.90)	32.12 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (e)	0.79	0.79	0.79	0.78	0.77
Net ratio of expenses to average net assets (%) (f)	0.76 (e)	0.76	0.78	0.78	0.76	0.75
Ratio of net investment income (loss) to average net assets (%)	0.87 (e)	1.39	1.40	1.46	1.19	0.81
Portfolio turnover rate (%)	20 (c)	73	18	22	17	18
Net assets, end of period (in millions)	$413.5	$438.3	$449.7	$582.4	$575.3	$799.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.14	$13.73	$13.84	$13.41	$19.01	$14.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.13	0.16	0.16	0.15	0.10
Net realized and unrealized gain (loss)	1.68	(0.66)	0.90	1.57	(2.66)	4.52
Total income (loss) from investment operations	1.72	(0.53)	1.06	1.73	(2.51)	4.62
Less Distributions
Distributions from net investment income	(0.15)	(0.16)	(0.18)	(0.14)	(0.11)	(0.15)
Distributions from net realized capital gains	(1.63)	(1.90)	(0.99)	(1.16)	(2.98)	(0.01)
Total distributions	(1.78)	(2.06)	(1.17)	(1.30)	(3.09)	(0.16)
Net Asset Value, End of Period	$11.08	$11.14	$13.73	$13.84	$13.41	$19.01
Total Return (%) (b)	16.14 (c)	(3.21)	8.10	13.95	(13.09)	31.77 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (e)	1.04	1.04	1.04	1.03	1.02
Net ratio of expenses to average net assets (%) (f)	1.01 (e)	1.01	1.03	1.03	1.01	1.00
Ratio of net investment income (loss) to average net assets (%)	0.63 (e)	1.13	1.17	1.22	0.96	0.57
Portfolio turnover rate (%)	20 (c)	73	18	22	17	18
Net assets, end of period (in millions)	$317.8	$299.5	$334.1	$356.6	$341.2	$436.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 31.92% and 31.56%, respectively for the year ended December 31,
2021.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-142

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Belgium — 2.5%
Elia Group SA	64,652	$10,283,120
UCB SA	33,109	9,913,898
		20,197,018
China — 7.0%
Contemporary Amperex Technology Co. Ltd. - Class A	597,670	34,748,489
Tencent Holdings Ltd. (a)	254,700	14,036,318
Tencent Holdings Ltd. (ADR)	158,882	8,773,464
		57,558,271
Czech Republic — 0.3%
CSG NV (a) (b)	193,046	2,818,324
Denmark — 3.2%
Danske Bank AS	333,795	17,908,802
NKT AS (b)	56,631	8,480,324
		26,389,126
France — 12.0%
Accor SA	35,852	2,084,372
Air Liquide SA	123,154	24,388,686
Airbus SE	34,789	7,743,232
BNP Paribas SA	151,898	17,753,392
Safran SA	66,040	26,109,720
SPIE SA	359,020	20,706,654
		98,786,056
Germany — 4.7%
Deutsche Boerse AG	28,032	7,649,017
MTU Aero Engines AG	31,620	13,151,290
RWE AG	27,575	1,786,538
Siemens Energy AG	8,408	1,593,545
Siemens Healthineers AG	10,779	421,229
Vonovia SE	568,137	14,018,344
		38,619,963
Greece — 2.6%
Piraeus Bank SA (b)	1,562,318	16,278,446
Public Power Corp. SA	203,917	5,367,911
		21,646,357
Hong Kong — 3.5%
AIA Group Ltd.	1,594,400	14,623,755
Sun Hung Kai Properties Ltd.	413,000	5,951,909
Techtronic Industries Co. Ltd.	516,500	8,622,773
		29,198,437
Italy — 3.2%
BFF Bank SpA (a) (b)	742,966	2,612,590
Enel SpA	1,304,605	14,989,307
Ryanair Holdings PLC	292,939	9,171,237
		26,773,134
Japan — 8.2%
Fujikura Ltd.	227,550	8,833,143
Security Description	Shares	Value
Japan — (Continued)
Japan Post Bank Co. Ltd.	808,600	$15,403,188
Mitsubishi UFJ Financial Group, Inc.	1,006,300	19,963,074
Otsuka Holdings Co. Ltd.	59,700	3,954,314
Sumitomo Electric Industries Ltd.	694,400	12,817,650
Toyota Motor Corp.	412,600	6,919,409
		67,890,778
Netherlands — 2.4%
Argenx SE (b)	922	855,263
Argenx SE (ADR) (b)	7,980	7,403,605
ASML Holding NV	3,400	6,743,022
BE Semiconductor Industries NV	4,925	1,617,190
Magnum Ice Cream Co. NV (a) (b)	162,537	2,828,046
		19,447,126
Singapore — 0.2%
Singapore Technologies Engineering Ltd.	156,529	1,262,974
South Korea — 7.7%
HD Hyundai Electric Co. Ltd.	10,625	6,735,512
Hyosung Heavy Industries Corp.	4,739	10,633,875
Korea Electric Power Corp.	410,710	9,797,587
LIG Defense & Aerospace Co. Ltd.	38,401	17,721,644
MNC Solution Co. Ltd.	74,073	1,129,517
Samsung Electronics Co. Ltd.	69,943	15,290,732
Samsung Electronics Co. Ltd. (GDR)	467	2,522,804
		63,831,671
Spain — 2.4%
Aena SME SA	327,104	9,971,063
CaixaBank SA	665,582	9,447,039
		19,418,102
Switzerland — 6.2%
Medacta Group SA	33,906	5,711,128
SGS SA	82,380	9,547,200
UBS Group AG	720,139	35,674,714
		50,933,042
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	479,000	36,781,761
Turkey — 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	594,316	3,527,063
United Kingdom — 25.9%
AstraZeneca PLC	25,195	4,713,441
AstraZeneca PLC (ADR)	17,580	3,333,520
Babcock International Group PLC	1,264,511	15,970,611
Balfour Beatty PLC	279,728	3,220,919
British American Tobacco PLC	371,238	22,897,261
Diageo PLC	427,578	8,594,232
HSBC Holdings PLC	684,277	12,998,151
HSBC Holdings PLC (Hong Kong Listed Shares) (a)	556,000	10,569,031
J Sainsbury PLC	4,816,332	20,439,883
See accompanying notes to financial statements.
BHFTI-143

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United Kingdom — (Continued)
Lloyds Banking Group PLC	8,079,644	$11,922,044
London Stock Exchange Group PLC	21,031	2,277,355
Melrose Industries PLC	1,078,826	6,802,927
National Grid PLC	2,189,217	36,246,448
SSE PLC	480,383	15,525,611
Tesco PLC	4,422,108	27,001,529
Unilever PLC	181,793	10,911,752
		213,424,715
United States — 0.5%
CRH PLC	38,209	4,088,363
Total Common Stocks (Cost $696,063,943)		802,592,281

Short-Term Investments—1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $9,684,001; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $9,877,180	9,683,328	9,683,328
Total Short-Term Investments (Cost $9,683,328)		9,683,328

Securities Lending Reinvestments (c)—0.3%
Short-Term Investment Funds — 0.2%
Allspring Government Money Market Fund, Select Class, 3.570% (d)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (d)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (d)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (d)	300,000	300,000
		2,200,000

Repurchase Agreements — 0.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,362	200,000	200,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $95,670; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $97,574	95,660	$95,660
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $51,000	50,000	50,000
		845,660
Total Securities Lending Reinvestments (Cost $3,045,660)		3,045,660
Total Investments—98.9% (Cost $708,792,931)		815,321,269
Other assets and liabilities (net)—1.1%		8,915,307
Net Assets—100.0%		$824,236,576

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $8,009,499 and the collateral received consisted of cash in the amount of
$3,045,660 and non-cash collateral with a value of $5,440,925. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Banks	16.0
Aerospace & Defense	11.1
Electrical Equipment	9.0
Electric Utilities	6.8
Consumer Staples Distribution & Retail	5.8
Capital Markets	5.5
Semiconductors & Semiconductor Equipment	5.5
Multi-Utilities	4.4
Chemicals	3.0
Tobacco	2.8
See accompanying notes to financial statements.
BHFTI-144

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$419,148,301	$0	$541,885,176
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(3,045,660)	$—	$—	$—	$(3,045,660)
Gross amount of recognized liabilities for securities lending transactions					$(3,045,660)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$20,197,018	$—	$20,197,018
China	8,773,464	48,784,807	—	57,558,271
Czech Republic	—	2,818,324	—	2,818,324
Denmark	—	26,389,126	—	26,389,126
France	—	98,786,056	—	98,786,056
Germany	—	38,619,963	—	38,619,963
Greece	—	21,646,357	—	21,646,357
Hong Kong	—	29,198,437	—	29,198,437
Italy	—	26,773,134	—	26,773,134
Japan	—	67,890,778	—	67,890,778
Netherlands	7,403,605	12,043,521	—	19,447,126
Singapore	—	1,262,974	—	1,262,974
South Korea	—	63,831,671	—	63,831,671
Spain	—	19,418,102	—	19,418,102
Switzerland	—	50,933,042	—	50,933,042
Taiwan	—	36,781,761	—	36,781,761
Turkey	—	3,527,063	—	3,527,063
United Kingdom	3,333,520	210,091,195	—	213,424,715
United States	4,088,363	—	—	4,088,363
Total Common Stocks	23,598,952	778,993,329	—	802,592,281
Total Short-Term Investments*	—	9,683,328	—	9,683,328
Securities Lending Reinvestments
Short-Term Investment Funds	2,200,000	—	—	2,200,000
Repurchase Agreements	—	845,660	—	845,660
Total Securities Lending Reinvestments	2,200,000	845,660	—	3,045,660
Total Investments	$25,798,952	$789,522,317	$—	$815,321,269
Collateral for Securities Loaned (Liability)	$—	$(3,045,660)	$—	$(3,045,660)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-145

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$815,321,269
Cash	48,421
Cash denominated in foreign currencies (c)	8,081,559
Receivable for:
Investments sold	7,831,250
Fund shares sold	264
Dividends and interest	4,948,912
Total Assets	836,231,675
Liabilities
Collateral for securities loaned	3,045,660
Payable for:
Investments purchased	7,899,621
Fund shares redeemed	230
Accrued Expenses:
Management fees	497,349
Distribution and service fees	65
Deferred trustees’ fees	229,254
Other expenses	322,920
Total Liabilities	11,995,099
Net Assets	$824,236,576
Net Assets Consist of:
Paid in surplus	$568,966,231
Distributable earnings (Accumulated losses)	255,270,345
Net Assets	$824,236,576
Net Assets
Class A	$823,916,366
Class B	320,210
Capital Shares Outstanding*
Class A	70,769,817
Class B	27,548
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.64
Class B	11.62

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $708,792,931.
(b)	Includes securities loaned at value of $8,009,499.
(c)	Identified cost of cash denominated in foreign currencies was $8,121,995.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$11,751,492
Interest	172,565
Securities lending income, net	80,648
Total investment income	12,004,705
Expenses
Management fees	3,065,581
Administration fees	25,745
Custodian and accounting fees	128,688
Distribution and service fees—Class B	389
Audit and tax services	28,498
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	11,594
Insurance	3,631
Miscellaneous	10,908
Total expenses	3,338,023
Less management fee waiver	(18,537)
Net expenses	3,319,486
Net Investment Income	8,685,219
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	145,561,013
Foreign currency transactions	(345,820)
Net realized gain (loss)	145,215,193
Net change in unrealized appreciation (depreciation) on:
Investments	(38,704,020)
Foreign currency transactions	(162,791)
Net change in unrealized appreciation (depreciation)	(38,866,811)
Net realized and unrealized gain (loss)	106,348,382
Net Increase (Decrease) in Net Assets From Operations	$115,033,601

(a)	Net of foreign withholding taxes of $1,229,581.
See accompanying notes to financial statements.
BHFTI-146

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,685,219	$12,973,791
Net realized gain (loss)	145,215,193	151,057,304
Net change in unrealized appreciation (depreciation)	(38,866,811)	99,269,142
Increase (decrease) in net assets from operations	115,033,601	263,300,237
From Distributions to Shareholders
Class A	(166,012,815)	(146,558,193)
Class B	(64,107)	(44,950)
Total distributions	(166,076,922)	(146,603,143)
Increase (decrease) in net assets from capital share transactions	54,923,876	(126,389,292)
Total increase (decrease) in net assets	3,880,555	(9,692,198)
Net Assets
Beginning of period	820,356,021	830,048,219
End of period	$824,236,576	$820,356,021

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,026,953	$15,060,161	50,766	$646,188
Reinvestments	14,237,806	166,012,815	12,733,118	146,558,193
Redemptions	(9,069,395)	(126,212,976)	(21,839,682)	(273,619,699)
Net increase (decrease)	6,195,364	$54,860,000	(9,055,798)	$(126,415,318)
Class B
Sales	602	$7,798	27	$315
Reinvestments	5,507	64,107	3,909	44,950
Redemptions	(563)	(8,029)	(1,563)	(19,239)
Net increase (decrease)	5,546	$63,876	2,373	$26,026
Increase (decrease) derived from capital shares transactions		$54,923,876		$(126,389,292)
See accompanying notes to financial statements.
BHFTI-147

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.70	$11.27	$10.29	$9.14	$14.01	$13.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.19	0.12	0.11	0.17	0.11
Net realized and unrealized gain (loss)	1.73	3.69	0.99	1.21	(2.96)	1.03
Total income (loss) from investment operations	1.88	3.88	1.11	1.32	(2.79)	1.14
Less Distributions
Distributions from net investment income	(0.27)	(0.18)	(0.13)	(0.17)	(0.11)	(0.08)
Distributions from net realized capital gains	(2.67)	(2.27)	0.00	0.00	(1.97)	(0.08)
Total distributions	(2.94)	(2.45)	(0.13)	(0.17)	(2.08)	(0.16)
Net Asset Value, End of Period	$11.64	$12.70	$11.27	$10.29	$9.14	$14.01
Total Return (%) (b)	14.73 (c)	36.73	10.77	14.60	(19.10)	8.70
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82 (d)	0.80	0.80	0.81	0.79	0.80
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.80	0.79	0.80	0.78	0.78
Ratio of net investment income (loss) to average net assets (%)	2.12 (d)	1.56	1.10	1.12	1.68	0.82
Portfolio turnover rate (%)	52 (c)	112	88	82	50	61
Net assets, end of period (in millions)	$823.9	$820.1	$829.8	$918.7	$926.4	$1,236.8

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.67	$11.25	$10.27	$9.13	$13.97	$13.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.15	0.10	0.09	0.14	0.08
Net realized and unrealized gain (loss)	1.73	3.69	0.98	1.20	(2.94)	1.02
Total income (loss) from investment operations	1.86	3.84	1.08	1.29	(2.80)	1.10
Less Distributions
Distributions from net investment income	(0.24)	(0.15)	(0.10)	(0.15)	(0.07)	(0.05)
Distributions from net realized capital gains	(2.67)	(2.27)	0.00	0.00	(1.97)	(0.08)
Total distributions	(2.91)	(2.42)	(0.10)	(0.15)	(2.04)	(0.13)
Net Asset Value, End of Period	$11.62	$12.67	$11.25	$10.27	$9.13	$13.97
Total Return (%) (b)	14.62 (c)	36.35	10.53	14.22	(19.27)	8.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.07 (d)	1.05	1.05	1.06	1.04	1.05
Net ratio of expenses to average net assets (%) (e)	1.06 (d)	1.05	1.04	1.05	1.03	1.03
Ratio of net investment income (loss) to average net assets (%)	1.93 (d)	1.25	0.86	0.87	1.42	0.57
Portfolio turnover rate (%)	52 (c)	112	88	82	50	61
Net assets, end of period (in millions)	$0.3	$0.3	$0.2	$0.2	$0.2	$0.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-148

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—89.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2026 USD Term Loan B, 8.769%, 3M TSFR + 5.000%, 02/03/33	1,351,576	$1,342,526
Planet U.S. Buyer LLC
2024 Term Loan B, 6.656%, 3M TSFR + 3.000%, 02/07/31	1,200,500	1,206,128
		2,548,654
Aerospace/Defense — 1.9%
Air Comm Corp. LLC
2026 Delayed Draw Term Loan, 12/11/31 (b)	49,166	49,290
2026 Term Loan, 6.196%, 3M TSFR + 2.500%, 12/11/31	1,408,373	1,411,894
Barnes Group, Inc.
2025 Term Loan B, 6.144%, 1M TSFR + 2.500%, 01/27/32	997,494	999,676
BG MS U.S. Holding LLC
Term Loan B, 8.482%, 3M TSFR + 4.750%, 10/22/32	822,937	825,252
Kaman Corp.
2026 Delayed Draw Term Loan, 02/26/32 (b)	103,966	103,900
2026 Term Loan B, 5.670%, 3M TSFR + 2.000%, 02/26/32	896,319	895,759
PMI U.S. Bidco, Inc.
Delayed Draw Term Loan, 03/16/33 (b)	100,000	100,688
Term Loan B, 6.982%, 3M TSFR + 3.250%, 03/16/33	625,000	628,906
TransDigm, Inc.
2023 Term Loan J, 6.144%, 1M TSFR + 2.500%, 02/28/31	2,996,089	3,000,097
2025 Term Loan K, 5.894%, 1M TSFR + 2.250%, 03/22/30	1,577,259	1,579,084
		9,594,546
Agriculture — 0.7%
A-AG U.S. GSI Bidco, Inc.
Term Loan B, 8.732%, 3M TSFR + 5.000%, 10/31/31	995,000	997,487
Alltech, Inc.
2025 Term Loan, 8.008%, 1M TSFR + 4.250%, 08/13/30	1,372,717	1,375,291
Golden State Food LLC
2026 Term Loan B, 7.232%, 3M TSFR + 3.500%, 12/04/31	912,192	914,188
		3,286,966
Airlines — 0.9%
American Airlines, Inc.
2025 Term Loan, 5.925%, 3M TSFR + 2.250%, 04/20/28	643,500	640,282
2026 1st Lien Term Loan B, 6.666%, 3M TSFR + 3.000%, 05/29/33	1,275,000	1,260,770
VistaJet Malta Finance PLC
2025 Term Loan B, 7.442%, 3M TSFR + 3.750%, 04/01/31	1,647,726	1,655,965
WestJet Loyalty LP
Term Loan B, 6.482%, 3M TSFR + 2.750%, 02/14/31	1,028,437	999,512
		4,556,529
Apparel — 0.9%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 5.894%, 1M TSFR + 2.250%, 12/21/28	1,231,015	1,233,024
2025 Delayed Draw Term Loan, 5.894%, 1M TSFR + 2.250%, 02/13/32	567,813	568,066
Beach Acquisition Bidco LLC
USD Term Loan B, 6.394%, 1M TSFR + 2.750%, 09/12/32	995,006	1,002,158
Security Description	Principal Amount*	Value
Apparel—(Continued)
Varsity Brands, Inc.
2025 1st Lien Term Loan, 6.482%, 3M TSFR + 2.750%, 08/26/31	1,485,028	$1,488,609
WH Borrower LLC
2025 Term Loan B, 8.142%, 3M TSFR + 4.500%, 02/20/32	149,622	150,090
		4,441,947
Auto Parts & Equipment — 0.8%
Adient U.S. LLC
2024 Term Loan B2, 5.644%, 1M TSFR + 2.000%, 01/31/31	656,391	655,853
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 7.758%, 1M TSFR + 4.000%, 04/06/28	668,853	667,729
Clarios Global LP
2024 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 05/06/30	1,460,791	1,463,226
DexKo Global, Inc.
2026 USD Term Loan B, 8.163%, 3M TSFR + 4.500%, 10/06/31	432,100	418,417
First Brands Group LLC
2022 Incremental Term Loan, 03/30/27 (c)	62,314	127
RealTruck Group, Inc.
2026 FLFO New Money Term Loan, 9.386%, 3M TSFR + 5.750%, 01/31/31	155,426	159,389
2026 FLSO Tranche B Term Loan B, 9.898%, 3M TSFR + 6.000%, 01/31/31	686,000	433,323
		3,798,064
Banks — 0.1%
Walker & Dunlop, Inc.
2025 Term Loan B, 5.652%, 1M TSFR + 2.000%, 03/14/32	666,562	666,563
Beverages — 0.3%
Arterra Wines Canada, Inc.
2020 Term Loan, 7.494%, 3M TSFR + 3.500%, 11/24/27	873,026	868,729
City Brewing Co. LLC
2025 PIK First Out Term Loan, 10.666%, 3M TSFR + 7.000%, 09/30/30	130,178	19,527
Primo Brands Corp.
2026 Term Loan B, 6.482%, 3M TSFR + 2.750%, 03/31/31	399,000	401,182
		1,289,438
Biotechnology — 0.3%
Grifols Worldwide Operations USA, Inc.
2026 USD Term Loan B, 6.187%, 6M TSFR + 2.500%, 04/14/33	1,695,750	1,701,049
Building Materials — 2.0%
Chamberlain Group, Inc.
2025 Term Loan B, 6.644%, 1M TSFR + 3.000%, 09/08/32	2,433,147	2,437,405
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.164%, 3M TSFR + 4.500%, 05/15/31	525,551	277,228
CP Iris Holdco I, Inc.
2025 Delayed Draw Term Loan, 10/27/32 (b)	8,571	8,180
2025 Term Loan, 7.644%, 1M TSFR + 4.000%, 10/27/32	290,761	277,495
EMRLD Borrower LP
2024 Term Loan B, 5.894%, 1M TSFR + 2.250%, 08/04/31	537,948	538,217
See accompanying notes to financial statements.
BHFTI-149

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
Gibraltar Industries, Inc.
2026 Term Loan B, 5.869% - 5.875%, 1M TSFR + 2.250%, 02/02/33 (d)	484,615	$484,313
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 6.982%, 3M TSFR + 3.250%, 12/22/31	1,375,048	1,381,407
PHRG Intermediate LLC
2025 Term Loan B, 7.732%, 3M TSFR + 4.000%, 02/20/32	1,189,493	1,183,545
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.894%, 1M TSFR + 2.250%, 03/19/29	701,333	702,469
2025 Term Loan B, 5.894%, 1M TSFR + 2.250%, 02/10/32	835,653	835,915
2025 Term Loan B1, 5.894%, 1M TSFR + 2.250%, 04/14/31	2,050,526	2,051,522
		10,177,696
Chemicals — 2.3%
A-AP Buyer, Inc.
Term Loan B, 6.413%, 3M TSFR + 2.750%, 09/09/31	467,875	469,825
BASF Coatings Ltd.
USD Term Loan B, 05/06/33 (e)	1,300,000	1,305,362
Chemours Co.
2025 USD Term Loan B, 7.144%, 1M TSFR + 3.500%, 10/15/32	1,293,500	1,292,961
Discovery Purchaser Corp.
Term Loan, 7.414%, 3M TSFR + 3.750%, 10/04/29	521,695	520,106
Fortis 333, Inc.
USD Term Loan B, 6.982%, 3M TSFR + 3.250%, 03/29/32	926,958	925,799
Ineos U.S. Finance LLC
2023 USD Term Loan B, 6.894%, 1M TSFR + 3.250%, 02/18/30	1,356,807	1,251,654
Natgasoline LLC
2025 Term Loan B, 9.144%, 1M TSFR + 5.500%, 03/29/30	484,375	485,586
New Arclin U.S. Holding Corp.
2026 USD Term Loan B, 8.120%, 1M TSFR + 4.500%, 04/01/33	500,000	459,732
Nouryon Finance B.V.
2026 USD Term Loan B, 07/03/31 (e)	625,000	626,172
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, 6.732%, 3M TSFR + 3.000%, 06/20/31	2,599,714	2,599,173
Paint Intermediate III LLC
2024 Term Loan B, 6.653%, 3M TSFR + 3.000%, 10/09/31	891,548	894,473
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.144% - 6.232%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 09/30/31 (d)	557,391	460,080
W.R. Grace & Co.
2025 Term Loan B, 6.732%, 3M TSFR + 3.000%, 08/19/32	595,500	594,756
		11,885,679
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 7.144%, 1M TSFR + 3.500%, 05/10/30	526,741	529,595
Commercial Services — 9.2%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 6.482%, 3M TSFR + 2.750%, 09/07/28	987,098	989,565
Albion Financing 3 SARL
2025 USD Term Loan, 6.632%, 3M TSFR + 3.000%, 05/21/31	2,424,095	2,432,175
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.894%, 1M TSFR + 3.250%, 08/20/32	1,985,000	$1,987,576
American Auto Auction Group LLC
2025 Term Loan, 8.232%, 3M TSFR + 4.500%, 05/28/32	1,197,601	1,198,670
American Residential Services LLC
2025 Term Loan B, 6.482%, 3M TSFR + 2.750%, 02/02/32	818,797	821,867
Amspec Parent LLC
2026 Term Loan B, 6.732%, 3M TSFR + 3.000%, 12/22/31	1,585,461	1,590,416
APFS Staffing Holdings, Inc.
2021 Term Loan, 7.894%, 1M TSFR + 4.250%, 12/29/28	262,393	238,384
Astro Acquisition LLC
2026 Term Loan B, 6.232%, 3M TSFR + 2.500%, 08/30/32	598,500	600,370
Avis Budget Car Rental LLC
2025 Term Loan B, 6.144%, 1M TSFR + 2.500%, 07/16/32	1,294,481	1,293,267
Boluda Towage SL
2026 USD Term Loan B, 06/24/33 (e)	675,000	677,109
Citrin Cooperman Advisors LLC
2025 Term Loan B, 6.732%, 3M TSFR + 3.000%, 04/01/32	1,265,437	1,231,429
CohnReznick LLP
Delayed Draw Term Loan, 03/31/32 (b)	50,423	50,108
Term Loan, 6.982%, 3M TSFR + 3.250%, 03/31/32	868,596	860,453
Corp. Service Co.
Term Loan B, 5.644%, 1M TSFR + 2.000%, 11/02/29	434,829	433,123
Creative Artists Agency LLC
2025 Repriced Term Loan B, 6.144%, 1M TSFR + 2.500%, 10/01/31	1,731,044	1,731,972
EAB Global, Inc.
2021 Term Loan, 6.644%, 1M TSFR + 3.000%, 08/16/30	676,058	609,129
Ensemble RCM LLC
2026 Term Loan B, 6.663%, 3M TSFR + 3.000%, 02/09/33	1,600,000	1,591,834
First Advantage Holdings LLC
2025 Repriced Term Loan B, 6.482%, 3M TSFR + 2.750%, 10/31/31	1,998,133	1,974,405
Fleet Midco I Ltd.
2024 1st Lien Term Loan B, 6.394%, 1M TSFR + 2.750%, 02/21/31	173,688	174,122
Foundational Education Group, Inc.
1st Lien Term Loan, 8.175%, 3M TSFR + 4.250%, 08/31/28	573,000	522,385
Fugue Finance BV
2026 USD Term Loan B, 5.916%, 3M TSFR + 2.250%, 01/09/32	993,759	992,620
Garda World Security Corp.
2026 Term Loan B, 6.419%, 3M TSFR + 2.750%, 02/01/29	2,744,798	2,744,798
Grant Thornton Advisors LLC
2025 Term Loan B, 6.394%, 1M TSFR + 2.750%, 06/02/31	2,459,805	2,341,899
Heron Bidco LLC
Term Loan B, 7.732%, 3M TSFR + 4.000%, 12/10/32	1,000,000	1,006,875
Hertz Corp.
2021 Term Loan B, 7.425%, 3M TSFR + 3.500%, 06/30/28	199,817	142,619
2021 Term Loan C, 7.425%, 3M TSFR + 3.500%, 06/30/28	39,640	28,293
2023 Incremental Term Loan B, 7.413%, 3M TSFR + 3.750%, 06/30/28	526,228	371,539
Highspring Holdings LLC
2022 Term Loan, 8.882%, 3M TSFR + 5.000%, 01/22/29	632,480	521,796
See accompanying notes to financial statements.
BHFTI-150

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Lernen Bidco Ltd.
2025 USD Term Loan B3, 7.010%, 6M TSFR + 3.500%, 10/27/31	517,174	$510,063
Mavis Tire Express Services Corp.
2025 Repriced Term Loan, 6.669%, 6M TSFR + 3.000%, 05/04/28	1,486,206	1,485,557
Medical Solutions Holdings, Inc.
2026 Class A-1 First Out Term Loan, 11/01/30 (e)	195,238	130,810
2026 Class A-2 First Out Term Loan, 9.046%, 3M TSFR + 5.250%, 11/01/30	568,181	380,681
2026 Exchange FLSO Term Loan, 7.296%, 3M TSFR + 3.500%, 11/01/30	454,906	113,727
NAB Holdings LLC
2025 Repriced Term Loan B, 6.232%, 3M TSFR + 2.500%, 11/23/28	1,022,633	956,710
Nuvei Corp.
2025 Repriced Term Loan B, 6.144%, 1M TSFR + 2.500%, 11/17/31	1,508,451	1,473,096
Parexel International Corp.
2025 Repriced Term Loan B, 6.144%, 1M TSFR + 2.500%, 12/12/31	1,380,500	1,382,775
PG Investment Co. 59 SARL
2025 Repriced Term Loan B, 5.732%, 3M TSFR + 2.000%, 03/26/31	2,079,898	2,081,587
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 5.619%, 1M TSFR + 2.000%, 10/13/30	815,839	811,873
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (b)	68,885	68,072
Term Loan B, 6.644%, 1M TSFR + 3.000%, 11/19/31	952,341	941,140
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 9.163%, 3M TSFR + 5.500%, 03/29/30	533,185	465,704
Spin Holdco, Inc.
2026 First Lien First Out Term Loan, 9.096%, 3M TSFR + 5.430%, 09/04/30	405,030	417,055
2026 First Lien Second Out Term Loan, 7.928%, 3M TSFR + 4.000%, 09/04/30	1,033,875	784,969
Spring Education Group, Inc.
Term Loan, 6.982%, 3M TSFR + 3.250%, 10/04/30	1,488,570	1,487,108
TMF Group Holding BV
2026 USD Term Loan B, 6.982%, 3M TSFR + 3.250%, 05/30/33	390,083	392,033
Trans Union LLC
2024 Term Loan B9, 5.394%, 1M TSFR + 1.750%, 06/24/31	1,613,653	1,612,241
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.144%, 1M TSFR + 2.500%, 01/30/31	1,173,830	1,174,028
WEX, Inc.
2024 Term Loan B2, 5.394%, 1M TSFR + 1.750%, 03/31/28	908,154	908,479
		46,736,506
Computers — 2.6%
Ahead DB Holdings LLC
2024 Term Loan B4, 6.232%, 3M TSFR + 2.500%, 02/03/31	797,983	784,018
Clover Holdings 2 LLC
Term Loan B, 7.375%, 1M TSFR + 3.750%, 12/09/31	2,227,500	2,138,400
Security Description	Principal Amount*	Value
Computers—(Continued)
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 11/17/31 (e)	600,000	$612,900
Cyberswift U.S. Finco LLC
Term Loan B, 10/08/32 (e)	1,000,000	998,750
Foundever Group SA
2025 USD Steerco CoOp Term Loan, 7.744%, 3M TSFR + 3.750%, 08/28/28	987,394	641,806
Imprivata, Inc.
2026 Term Loan B, 12/03/29 (e)	375,000	375,000
McAfee LLC
2024 USD 1st Lien Term Loan B, 6.644%, 1M TSFR + 3.000%, 03/01/29	1,472,978	1,311,871
NCR Atleos LLC
2025 Term Loan B, 6.668%, 3M TSFR + 3.000%, 04/16/29	967,327	968,295
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 5.894%, 1M TSFR + 2.250%, 10/31/30	465,387	460,733
Peraton Corp.
Term Loan B, 7.513%, 3M TSFR + 3.750%, 02/01/28	523,588	474,283
Synechron, Inc.
Term Loan B, 7.482%, 3M TSFR + 3.750%, 10/03/31	1,112,178	1,042,667
Trio Bidco, Inc.
2025 Delayed Draw Term Loan, 10/29/32 (b)	88,095	86,480
2025 Term Loan B, 7.732%, 3M TSFR + 4.000%, 10/29/32	834,813	819,508
Verifone Systems, Inc.
2025 Term Loan, 9.425%, 3M TSFR + 5.500%, 08/18/28	1,083,275	1,027,926
Virtusa Corp.
2024 Term Loan B, 6.894%, 1M TSFR + 3.250%, 02/15/29	497,455	433,616
Vision Solutions, Inc.
2021 Incremental Term Loan, 7.925%, 3M TSFR + 4.000%, 04/24/28	1,491,781	1,143,077
		13,319,330
Cosmetics/Personal Care — 1.1%
Conair Holdings LLC
Term Loan B, 7.508%, 1M TSFR + 3.750%, 05/17/28	1,145,713	997,724
Journey Personal Care Corp.
2024 Term Loan B, 7.394%, 1M TSFR + 3.750%, 03/01/28	1,061,922	1,062,088
Opal Bidco SAS
2026 USD Term Loan B, 6.232%, 3M TSFR + 2.500%, 04/28/32	3,735,025	3,737,360
		5,797,172
Distribution/Wholesale — 1.8%
ADI Global Distribution Funding LLC
Term Loan B, 06/17/33 (e)	300,000	301,125
BCPE Empire Holdings, Inc.
2026 10th Amendment Term Loan, 7.144%, 1M TSFR + 3.500%, 12/29/32	1,072,312	1,061,144
Core & Main LP
2024 Term Loan D, 5.656%, 3M TSFR + 2.000%, 07/27/28	1,888,181	1,891,130
2024 Term Loan E, 5.656%, 3M TSFR + 2.000%, 02/09/31	588,230	589,517
Gates Global LLC
2024 Term Loan B5, 5.394%, 1M TSFR + 1.750%, 06/04/31	813,279	813,279
Gloves Buyer, Inc.
2025 Term Loan, 7.644%, 1M TSFR + 4.000%, 05/21/32	2,662,186	2,669,672
See accompanying notes to financial statements.
BHFTI-151

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Distribution/Wholesale—(Continued)
Jennmar Inter III LLC
Term Loan B, 8.732%, 3M TSFR + 5.000%, 12/16/30	979,320	$972,587
Windsor Holdings III LLC
2025 USD Term Loan B, 6.394%, 1M TSFR + 2.750%, 08/01/30	670,114	670,952
		8,969,406
Diversified Financial Services — 4.6%
AllSpring Buyer LLC
2024 Term Loan B, 6.750%, 3M TSFR + 3.000%, 11/01/30	1,785,705	1,792,819
Apex Group Treasury LLC
2025 USD Term Loan B, 7.153%, 3M TSFR + 3.500%, 02/27/32	547,857	521,492
Aretec Group, Inc.
2025 Repriced Term Loan, 6.644%, 1M TSFR + 3.000%, 08/09/30	1,062,935	1,061,976
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 5.389%, 1M TSFR + 1.750%, 06/24/30	1,022,268	1,023,475
Citco Funding LLC
2026 Term Loan B, 5.663%, 3M TSFR + 2.000%, 01/30/33	646,750	645,214
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.644%, 1M TSFR + 2.000%, 05/19/31	2,186,062	2,180,011
Edelman Financial Center LLC
2026 Term Loan B, 7.644%, 1M TSFR + 4.000%, 12/01/31	1,675,166	1,682,076
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.144%, 1M TSFR + 2.500%, 09/15/31	1,795,770	1,753,965
Guggenheim Partners LLC
2024 Term Loan B, 6.232%, 3M TSFR + 2.500%, 11/26/31	1,325,194	1,325,857
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.408%, 3M TSFR + 2.750%, 02/03/32	2,200,274	2,186,523
Jupiter Borrower, Inc.
Term Loan B, 03/25/33 (e)	500,000	500,625
Kestra Advisor Services Holdings A, Inc.
2026 Term Loan B, 6.394%, 1M TSFR + 2.750%, 03/22/31	813,951	807,774
Mariner Wealth Advisors LLC
2025 Repriced Term Loan B, 5.982%, 3M TSFR + 2.250%, 12/31/30	1,941,437	1,941,740
Mermaid Bidco, Inc.
2024 USD Term Loan B, 6.908%, 3M TSFR + 3.250%, 07/03/31	1,973,488	1,909,349
OID-OL Intermediate I LLC
Term Loan 1, 9.663%, 3M TSFR + 6.000%, 02/01/29	109,739	106,556
Orion Advisor Solutions, Inc.
2026 Term Loan B, 6.413%, 3M TSFR + 2.750%, 09/24/30	1,334,004	1,324,832
Orion U.S. Finco, Inc.
1st Lien Term Loan, 7.169%, 3M TSFR + 3.500%, 10/08/32	972,563	973,778
Pretzel Parent, Inc.
2024 Term Loan B, 8.144%, 1M TSFR + 4.500%, 10/01/31	509,414	487,254
Saphilux SARL
2025 USD Repriced Term Loan, 6.510% - 6.730%, 6M TSFR + 3.000%, 07/18/28 (d)	990,003	995,572
		23,220,888
Security Description	Principal Amount*	Value
Electric — 1.6%
Invenergy Thermal Operating I LLC
2025 Term Loan B, 6.370%, 3M TSFR + 2.750%, 05/17/32	1,373,756	$1,379,481
2025 Term Loan C, 6.370%, 3M TSFR + 2.750%, 05/17/32	89,349	89,740
Kohler Energy Co. LLC
2026 USD Term Loan B, 6.732%, 3M TSFR + 3.000%, 05/01/31	2,129,581	2,135,569
Lightning Power LLC
Term Loan B, 5.644%, 1M TSFR + 2.000%, 08/18/31	1,965,000	1,969,560
MRP Buyer LLC
Term Loan, 6.982%, 3M TSFR + 3.250%, 06/04/32	1,935,812	1,944,281
Pathfinder Power LLC
Term Loan B, 06/22/33 (e)	500,000	499,844
		8,018,475
Electrical Components & Equipment — 0.9%
Belden, Inc.
Term Loan, 06/10/33 (e)	1,050,000	1,052,625
Creation Technologies, Inc.
2021 Term Loan, 9.439%, 3M TSFR + 5.500%, 10/05/28	1,056,000	1,052,040
Energizer Holdings, Inc.
2025 Term Loan B, 5.639%, 1M TSFR + 2.000%, 03/19/32	1,000,909	1,000,492
Pelican Products, Inc.
2021 Term Loan, 8.244%, 3M TSFR + 4.250%, 12/29/28	498,695	479,526
Range Red Operating, Inc.
First Out Term Loan, 11.764%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	197,753	158,202
Second Out Term Loan, 11.764%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	829,545	663,636
		4,406,521
Electronics — 0.9%
LSF12 Crown U.S. Commercial Bidco LLC
2026 Term Loan B, 6.620%, 1M TSFR + 3.000%, 12/02/31	1,856,552	1,863,708
MV Holding GmbH
2025 USD Term Loan B, 5.644%, 1M TSFR + 2.000%, 03/17/32	569,272	570,161
Resilience Parent LLC
1st Lien Term Loan, 6.232%, 3M TSFR + 2.500%, 02/28/33	1,650,000	1,648,299
Spectris PLC
USD Term Loan, 6.482%, 3M TSFR + 2.750%, 12/06/32	398,000	400,487
		4,482,655
Engineering & Construction — 2.6%
Artera Services LLC
2024 Term Loan, 8.144%, 1M TSFR + 4.500%, 02/15/31	415,437	368,701
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 04/25/33 (b)	176,471	176,471
2026 Term Loan B, 6.488%, 3M TSFR + 2.750%, 04/25/33	1,698,529	1,698,529
Brand Industrial Services, Inc.
2024 Term Loan B, 08/01/30 (e)	500,000	393,482
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.144% - 6.166%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (d)	2,090,130	2,097,968
Term Loan B, 6.144%, 1M TSFR + 2.500%, 07/01/31	1,288,605	1,293,303
Construction Partners, Inc.
2026 Term Loan B, 5.637%, 1M TSFR + 2.000%, 11/03/31	717,471	717,919
See accompanying notes to financial statements.
BHFTI-152

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Cube Industrials Buyer, Inc.
2025 Term Loan B, 6.669%, 3M TSFR + 3.000%, 10/17/31	1,012,226	$1,014,124
Green Infrastructure Partners, Inc.
USD Term Loan B, 6.482%, 3M TSFR + 2.750%, 09/24/32	897,750	899,152
KKR Apple Bidco LLC
2025 Term Loan, 6.144%, 1M TSFR + 2.500%, 09/23/31	2,132,102	2,136,100
Newly Weds Foods, Inc.
Term Loan B, 5.902%, 1M TSFR + 2.250%, 03/15/32	1,113,750	1,115,838
Trilon Group LLC
2026 Delayed Draw Term Loan, 06/13/33 (b)	87,755	87,865
2026 Term Loan, 7.124%, 3M TSFR + 3.500%, 06/13/33	987,245	988,479
		12,987,931
Entertainment — 4.0%
Betclic Everest Group
2026 USD Term Loan B, 6.482%, 3M TSFR + 2.750%, 12/10/31	374,063	375,114
Caesars Entertainment, Inc.
2024 Term Loan B1, 5.894%, 1M TSFR + 2.250%, 02/06/31	2,761,438	2,654,432
City Football Group Ltd.
2024 Term Loan, 6.925%, 3M TSFR + 3.000%, 07/22/30	1,389,028	1,387,291
EOC Borrower LLC
Term Loan B, 6.394%, 1M TSFR + 2.750%, 03/24/32	3,466,241	3,473,173
Flutter Financing BV
2024 Term Loan B, 5.482%, 3M TSFR + 1.750%, 11/30/30	1,322,989	1,312,654
2025 Term Loan B, 5.732%, 3M TSFR + 2.000%, 06/04/32	940,500	937,561
GVC Holdings Gibraltar Ltd.
2025 Term Loan B5 (2032), 5.982%, 3M TSFR + 2.250%, 07/31/32	992,500	992,322
Herschend Entertainment Co. LLC
2026 Term Loan B, 6.144%, 1M TSFR + 2.500%, 05/27/32	717,750	719,881
Light & Wonder International, Inc.
2026 Term Loan B, 5.639%, 1M TSFR + 2.000%, 04/16/29	952,787	942,069
Ontario Gaming GTA LP
Term Loan B, 7.982%, 3M TSFR + 4.250%, 08/01/30	855,842	817,711
Pioneer Opco LLC
Term Loan B, 6.894%, 1M TSFR + 3.250%, 05/16/33	800,000	804,750
Scientific Games Holdings LP
2024 USD Term Loan B, 6.674%, 3M TSFR + 3.000%, 04/04/29	1,151,589	1,136,925
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3, 5.644%, 1M TSFR + 2.000%, 12/04/31	628,332	625,780
TKO Worldwide Holdings LLC
2026 Term Loan B, 5.412%, 3M TSFR + 1.750%, 11/21/31	835,036	833,297
Voyager Parent LLC
Repriced Term Loan B, 7.982%, 3M TSFR + 4.250%, 07/01/32	3,350,973	3,355,511
		20,368,471
Environmental Control — 2.6%
EnergySolutions LLC
2023 Term Loan B, 6.894%, 1M TSFR + 3.250%, 09/20/30	714,446	717,423
Filtration Group Corp.
2025 USD Term Loan, 6.144%, 1M TSFR + 2.500%, 10/21/28	855,807	857,144
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
Geosyntec Consultants
2025 Repriced Term Loan B, 6.637% - 6.644%, 1M TSFR + 3.000%, 07/31/31 (d)	521,063	$522,039
GFL Environmental, Inc.
2025 Term Loan B, 6.156%, 3M TSFR + 2.500%, 03/03/32	2,184,996	2,184,315
Heritage Environmental Services, Inc.
2026 Term Loan B, 6.644%, 1M TSFR + 3.000%, 04/01/33	1,225,000	1,231,125
Heritage-Crystal Clean, Inc.
Term Loan B, 6.642%, 3M TSFR + 3.000%, 10/17/30	2,151,121	2,161,877
Northstar Group Services, Inc.
2024 Term Loan B, 8.413%, 3M TSFR + 4.750%, 05/31/30	1,588,089	1,594,044
Reworld Holding Corp.
2025 1st Lien Term Loan C, 5.889%, 1M TSFR + 2.250%, 01/15/31	185,215	185,254
2025 Term Loan B1, 5.889%, 1M TSFR + 2.250%, 01/15/31	1,136,936	1,137,290
Term Loan B, 5.902%, 1M TSFR + 2.250%, 11/30/28	1,436,034	1,439,983
Tidal Waste & Recycling Holdings LLC
Term Loan B, 6.482%, 3M TSFR + 2.750%, 10/24/31	1,210,188	1,212,836
		13,243,330
Food — 0.9%
Del Monte Foods, Inc.
2024 First Out Term Loan, 08/02/28 (c) (f) (g)	263,177	0
2024 Second Out Term Loan, 08/02/28 (c) (f) (g)	1,858,597	0
2025 PIK Roll-Up Term Loan, 13.244%, 1M TSFR + 9.500%, 06/30/26 (f) (g)	858,513	521,117
2025 PIK Term Loan, 08/02/28 (c) (f) (g)	233,925	141,992
Froneri Lux Finco SARL
2025 USD Term Loan B6, 6.127%, 6M TSFR + 2.500%, 09/30/32	1,271,125	1,263,547
Nomad Foods Europe Midco Ltd.
2025 USD Term Loan B, 6.158%, 6M TSFR + 2.500%, 10/29/32	1,257,914	1,246,317
PFI Lower Midco LLC
Term Loan B, 7.644%, 1M TSFR + 4.000%, 12/01/32	646,750	652,005
Treehouse Foods, Inc.
2026 Term Loan B, 7.894%, 1M TSFR + 4.250%, 02/11/33	975,000	979,063
		4,804,041
Food Service — 0.2%
Aramark Services, Inc.
2025 Term Loan, 5.394%, 1M TSFR + 1.750%, 06/22/30	494,947	495,720
Gategroup Finance Luxembourg SA
USD Repriced Term Loan B, 7.192%, 3M TSFR + 3.500%, 06/10/32	496,256	498,505
		994,225
Forest Products & Paper — 0.1%
Spa Holdings 3 OYJ
2025 USD Term Loan B, 8.244%, 3M TSFR + 4.250%, 05/23/30	495,019	492,853
Hand/Machine Tools — 0.5%
Dynamo Newco II GmbH
2025 USD Term Loan B, 6.894%, 1M TSFR + 3.250%, 09/30/31	1,473,890	1,410,329
See accompanying notes to financial statements.
BHFTI-153

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Hand/Machine Tools—(Continued)
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 8.250%, PRIME + 1.500%, 09/26/31	1,170,060	$1,173,107
		2,583,436
Healthcare-Products — 1.7%
Bausch & Lomb Corp.
2025 Repriced Term Loan, 7.394%, 1M TSFR + 3.750%, 01/15/31	2,615,769	2,625,987
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.144%, 1M TSFR + 3.500%, 10/23/31 (b)	147,478	148,181
2024 Term Loan B, 7.144%, 1M TSFR + 3.500%, 10/23/31	1,137,315	1,142,735
Hologic, Inc.
2026 USD Term Loan B, 5.995%, 3M TSFR + 2.250%, 04/07/33	2,370,000	2,320,526
McKesson Medical-Surgical Top Holdings, Inc.
Term Loan B, 5.982%, 3M TSFR + 2.250%, 06/09/32	2,200,000	2,204,468
		8,441,897
Healthcare-Services — 4.6%
Cano Health LLC
2024 Exit Term Loan, 13.732%, 3M TSFR + 10.000%, 06/28/29 (f) (g)	654,053	0
2026 Delayed Draw Term Loan, 11.509% - 11.865%, 3M TSFR + 8.000%, 6M TSFR + 8.000%, 06/28/29 (b) (d) (f) (g)	163,577	163,577
Examworks Bidco, Inc.
2026 Term Loan B, 6.144%, 1M TSFR + 2.500%, 02/06/33	1,615,914	1,619,280
Global Medical Response, Inc.
2025 Term Loan B, 6.889%, 1M TSFR + 3.250%, 10/01/32	1,476,222	1,481,850
Heartland Dental LLC
2025 Term Loan, 7.144%, 1M TSFR + 3.500%, 08/25/32	1,312,246	1,315,005
ICON Luxembourg SARL
2024 LUX Term Loan B, 5.732%, 3M TSFR + 2.000%, 07/03/28	52,362	52,473
Loire Finco Luxembourg SARL
2025 USD Term Loan B, 7.644%, 1M TSFR + 4.000%, 01/21/30	1,029,471	1,033,331
MDVIP, Inc.
2026 Term Loan B, 6.402%, 1M TSFR + 2.750%, 10/14/31	717,768	719,263
MED ParentCo LP
2025 Repriced Term Loan B, 6.644%, 1M TSFR + 3.000%, 04/15/31	1,290,266	1,293,492
Midwest Physician Administrative Services LLC
2021 Term Loan, 6.758%, 1M TSFR + 3.000%, 03/12/28	696,807	694,107
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.644%, 1M TSFR + 6.000%, 12/12/30	2,308,699	2,330,342
Pacific Dental Services LLC
2024 Term Loan B, 5.889%, 1M TSFR + 2.250%, 03/15/31	2,299,820	2,302,982
Phoenix Guarantor, Inc.
2026 Term Loan B, 5.644%, 1M TSFR + 2.000%, 02/21/31	1,432,897	1,432,113
PRA Health Sciences, Inc.
2024 US Term Loan B, 5.732%, 3M TSFR + 2.000%, 07/03/28	13,046	13,073
Radiology Partners, Inc.
2025 Term Loan, 8.232%, 3M TSFR + 4.500%, 06/30/32	1,048,744	1,049,973
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Radnet Management, Inc.
2026 Term Loan B, 5.661%, 3M TSFR + 2.000%, 04/18/31	1,449,428	$1,449,880
Select Medical Corp.
2026 Term Loan B, 12/31/31 (e)	925,000	929,625
Sotera Health Holdings LLC
2026 Term Loan B, 5.894%, 1M TSFR + 2.250%, 05/30/31	2,345,239	2,350,614
Star Parent, Inc.
Term Loan B, 7.732%, 3M TSFR + 4.000%, 09/27/30	997,449	999,860
Surgery Center Holdings, Inc.
2025 Term Loan B, 6.144%, 1M TSFR + 2.500%, 12/19/30	1,208,888	1,211,080
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.735%, 1M TSFR + 4.000%, 10/02/28	989,610	992,084
		23,434,004
Holding Companies-Diversified — 0.0%
Emerald X, Inc.
2025 Term Loan B1, 6.894%, 1M TSFR + 3.250%, 01/30/32	198,000	197,938
Home Furnishings — 0.6%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.119% - 6.164%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/31/28 (d)	3,169,863	3,171,397
Housewares — 0.1%
Libbey Glass, Inc.
2022 Term Loan, 10.320%, 3M TSFR + 6.500%, 11/22/27	519,395	409,023
Insurance — 5.2%
Acrisure LLC
2024 1st Lien Term Loan B6, 6.644%, 1M TSFR + 3.000%, 11/06/30	1,229,987	1,117,751
2025 Term Loan B, 6.894%, 1M TSFR + 3.250%, 06/21/32	990,000	898,425
Alera Group, Inc.
2026 Term Loan B, 6.394%, 1M TSFR + 2.750%, 05/30/32	1,537,523	1,464,298
Alliant Holdings Intermediate LLC
2025 Term Loan B, 6.144%, 1M TSFR + 2.500%, 09/19/31	2,102,013	2,075,868
AmWINS Group, Inc.
2026 Term Loan B, 5.732%, 3M TSFR + 2.000%, 01/30/32	1,688,180	1,655,647
Asurion LLC
2024 Term Loan B12, 7.913%, 3M TSFR + 4.250%, 09/19/30	2,649,978	2,624,305
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.144%, 1M TSFR + 2.500%, 06/13/31	2,654,795	2,567,306
HUB International Ltd.
2025 Term Loan B, 5.922%, 3M TSFR + 2.250%, 06/20/30	2,959,399	2,959,662
IMA Financial Group, Inc.
Term Loan, 6.644%, 1M TSFR + 3.000%, 11/01/28	1,385,011	1,382,414
Jones Deslauriers Insurance Management, Inc.
2026 Repriced Term Loan B, 6.663%, 3M TSFR + 3.000%, 02/02/33	1,000,000	960,833
Ryan Specialty Group LLC
2024 USD Term Loan B, 5.644%, 1M TSFR + 2.000%, 09/15/31	1,231,250	1,229,711
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.144%, 1M TSFR + 2.500%, 07/31/31	2,994,748	2,959,497
Trucordia Insurance Holdings LLC
Term Loan B, 6.982%, 3M TSFR + 3.250%, 06/17/32	1,630,642	1,459,425
See accompanying notes to financial statements.
BHFTI-154

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
USI, Inc.
2024 Term Loan C, 5.982%, 3M TSFR + 2.250%, 09/29/30	1,950,275	$1,944,637
2024 Term Loan D, 5.982%, 3M TSFR + 2.250%, 11/21/29	851,819	849,310
		26,149,089
Internet — 1.2%
CNT Holdings I Corp.
2025 Term Loan, 6.163%, 3M TSFR + 2.500%, 11/08/32	1,109,250	1,111,445
Delivery Hero SE
2026 Term Loan B, 8.643%, 3M TSFR + 5.000%, 06/30/32	1,750,000	1,769,688
Go Daddy Operating Co. LLC
2024 Term Loan B7, 5.394%, 1M TSFR + 1.750%, 05/30/31	662,266	647,468
Newfold Digital Holdings Group, Inc.
2025 Tranche A Term Loan, 7.214%, 1M TSFR + 3.600%, 04/30/29	477,373	385,876
Plano HoldCo, Inc.
Term Loan B, 7.232%, 3M TSFR + 3.500%, 10/02/31	592,500	468,075
Proofpoint, Inc.
2025 Repriced Term Loan, 6.732%, 3M TSFR + 3.000%, 08/31/28	1,246,811	1,201,788
Speedster Bidco GmbH
2025 USD Term Loan B1, 6.482%, 3M TSFR + 2.750%, 12/11/31	491,176	487,901
		6,072,241
Investment Companies — 1.1%
AAL Delaware Holdco, Inc.
2026 Term Loan B, 6.144%, 1M TSFR + 2.500%, 07/30/31	1,409,057	1,411,992
EIG Management Co. LLC
2024 Term Loan, 8.644%, 1M TSFR + 5.000%, 05/17/29	370,616	368,763
Emerald Expositions Holding, Inc.
2026 Delayed Draw Term Loan (100MM), 06/17/33 (e)	39,906	39,881
2026 Delayed Draw Term Loan (200MM), 06/17/33 (e)	79,812	79,762
2026 Term Loan, 06/17/33 (e)	305,282	305,091
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 6.924%, 3M TSFR + 3.250%, 02/11/32	641,875	643,881
NEXUS Buyer LLC
2025 Incremental Term Loan, 7.644%, 1M TSFR + 4.000%, 07/31/31	744,375	721,247
2025 Term Loan B, 7.144%, 1M TSFR + 3.500%, 07/31/31	784,045	757,584
Nvent Electric PLC
Term Loan B, 6.370%, 1M TSFR + 2.750%, 01/30/32	1,116,563	1,120,284
		5,448,485
Leisure Time — 1.9%
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 5.894%, 1M TSFR + 2.250%, 12/13/29	272,937	273,289
2024 Term Loan B4, 5.894%, 1M TSFR + 2.250%, 01/22/31	482,798	483,207
Gaia Purchaser, Inc.
Term Loan B, 06/25/33 (e)	1,950,000	1,951,219
GSM Holdings, Inc.
2024 Term Loan B, 8.732%, 3M TSFR + 5.000%, 09/30/31	982,500	984,752
Hayward Industries, Inc.
2026 Term Loan B, 5.643%, 1M TSFR + 2.000%, 06/23/33	1,559,259	1,562,914
Horizon U.S. Finco LP
Term Loan B, 8.413%, 3M TSFR + 4.750%, 10/31/31	1,047,309	988,180
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 9.382%, 3M TSFR + 5.500%, 06/01/29	484,810	$466,024
Term Loan B, 7.994%, 3M TSFR + 4.000%, 06/01/28	314,105	302,276
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.417%, 3M TSFR + 3.750%, 02/20/30	1,984,165	1,985,050
Sabre GLBL, Inc.
2024 Term Loan B1, 9.744%, 1M TSFR + 6.000%, 11/15/29	722,263	647,328
2025 Term Loan B1, 9.994%, 1M TSFR + 6.250%, 07/30/29	137,028	123,040
		9,767,279
Lodging — 0.8%
Fertitta Entertainment LLC
2022 Term Loan B, 6.894%, 1M TSFR + 3.250%, 01/27/29	2,856,265	2,856,622
Turquoise Topco Ltd.
Term Loan B, 6.982%, 3M TSFR + 3.250%, 12/30/32	1,022,438	1,004,864
		3,861,486
Machinery-Construction & Mining — 0.4%
WEC U.S. Holdings Ltd.
2024 Term Loan, 5.620%, 1M TSFR + 2.000%, 01/27/31	1,934,850	1,936,127
Machinery-Diversified — 3.1%
Apex Tool Group LLC
2025 1.5 Lien Term Loan B, 9.644%, 1M TSFR + 6.000%, 02/08/29	34,003	12,921
Bettcher Industries, Inc.
2026 Term Loan, 7.732%, 3M TSFR + 4.000%, 04/15/33	500,000	501,875
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 7.744%, 1M TSFR + 4.000%, 03/25/31	2,197,180	2,200,515
Columbus McKinnon Corp.
2026 Term Loan B, 7.232%, 3M TSFR + 3.500%, 02/03/33	748,446	747,744
CompoSecure Holdings LLC
Term Loan, 5.918%, 3M TSFR + 2.250%, 01/14/33	1,050,000	1,045,406
DXP Enterprises, Inc.
2025 Repriced Term Loan B, 6.894%, 1M TSFR + 3.250%, 10/11/30	1,326,050	1,333,302
Engineered Machinery Holdings, Inc.
2025 USD Term Loan, 6.982%, 3M TSFR + 3.250%, 11/26/32	2,639,373	2,655,870
LSF12 Helix Parent LLC
USD Term Loan B, 7.144%, 1M TSFR + 3.500%, 02/10/33	1,800,000	1,769,625
Pro Mach Group, Inc.
2026 Term Loan B, 6.144%, 1M TSFR + 2.500%, 10/15/32	1,492,509	1,495,400
Roper Industrial Products Investment Co. LLC
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 11/22/29	961,978	962,654
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.377%, 6M TSFR + 2.750%, 04/30/30	2,760,120	2,775,000
		15,500,312
Media — 1.4%
Charter Communications Operating LLC
2024 Term Loan B5, 5.942%, 3M TSFR + 2.250%, 12/15/31	566,375	559,330
See accompanying notes to financial statements.
BHFTI-155

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
DirecTV Financing LLC
2025 Term Loan B, 9.163%, 3M TSFR + 5.500%, 02/17/31	482,353	$484,343
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	2,868,750	2,873,107
Gray Television, Inc.
2021 Term Loan D, 6.735%, 1M TSFR + 3.000%, 12/01/28	556,731	557,514
Mission Broadcasting, Inc.
2021 Term Loan B, 6.235%, 1M TSFR + 2.500%, 06/02/28	381,000	378,778
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 6.394%, 1M TSFR + 2.750%, 03/18/33	1,002,143	993,285
Univision Communications, Inc.
2022 Term Loan B, 7.008%, 1M TSFR + 3.250%, 01/31/29	553,555	550,614
Virgin Media Bristol LLC
2023 USD Term Loan Y, 6.967%, 6M TSFR + 3.175%, 03/31/31	850,000	757,669
		7,154,640
Metal Fabricate/Hardware — 0.4%
WireCo WorldGroup, Inc.
2023 Term Loan B, 7.414%, 3M TSFR + 3.750%, 11/13/28	468,623	468,232
Zekelman Industries, Inc.
2024 Term Loan B, 5.863%, 1M TSFR + 2.250%, 01/24/31	1,497,701	1,498,482
		1,966,714
Mining — 0.4%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.000%, 12/11/29	336,647	338,330
Arsenal AIC Parent LLC
2025 Term Loan B, 6.394%, 1M TSFR + 2.750%, 08/19/30	1,519,400	1,526,523
		1,864,853
Miscellaneous Manufacturing — 0.2%
Cleanova U.S. Holdings LLC
2025 Term Loan B, 8.414%, 3M TSFR + 4.750%, 06/14/32	1,118,305	1,104,326
Oil & Gas — 0.1%
Apro LLC
2024 Term Loan B, 7.374%, 1M TSFR + 3.750%, 07/09/31	589,500	591,096
Packaging & Containers — 2.2%
Altium Packaging LLC
2024 Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/11/31	751,503	732,481
Berlin Packaging LLC
2025 Term Loan B7, 6.932% - 6.982%, 3M TSFR + 3.250%, 06/07/31 (d)	974,970	971,258
Charter NEX U.S., Inc.
2025 Repriced Term Loan B, 6.114%, 1M TSFR + 2.500%, 11/29/30	1,451,009	1,452,420
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 6.819%, 1M TSFR + 3.175%, 04/13/29	1,720,000	1,691,943
Pregis TopCo Corp.
2025 Refinancing Term Loan, 7.394%, 1M TSFR + 3.750%, 02/01/29	1,487,462	1,493,504
Proampac PG Borrower LLC
2026 USD Term Loan B, 7.652% - 7.666%, 1M TSFR + 4.000%, 3M TSFR + 4.000%, 03/07/33 (d)	2,475,000	2,438,494
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Sword Purchaser LLC
USD Term Loan B, 7.644%, 1M TSFR + 4.000%, 04/11/33	2,575,000	$2,516,056
		11,296,156
Pharmaceuticals — 2.0%
Alkermes, Inc.
2026 Term Loan B, 6.482%, 3M TSFR + 2.750%, 08/12/31	648,375	651,009
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.644%, 1M TSFR + 3.000%, 08/01/32	1,968,759	1,979,834
Bausch Health Cos., Inc.
2025 Term Loan B, 9.894%, 1M TSFR + 6.250%, 10/08/30	1,537,620	1,494,375
Ceva Sante Animale
2025 USD Term Loan B, 6.393%, 3M TSFR + 2.750%, 11/12/30	391,045	392,430
Gainwell Acquisition Corp.
Term Loan B, 7.832%, 3M TSFR + 4.000%, 10/01/27	1,852,609	1,828,524
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 7.482%, 3M TSFR + 3.750%, 12/12/28	1,489,409	1,481,961
Jazz Financing Lux SARL
2024 1st Lien Term Loan B2, 5.894%, 1M TSFR + 2.250%, 05/05/28	1,295,578	1,300,943
Padagis LLC
Term Loan B, 8.689%, 3M TSFR + 4.750%, 07/06/28	1,140,783	1,083,744
		10,212,820
Pipelines — 1.6%
CQP Holdco LP
2026 Term Loan B, 5.482%, 3M TSFR + 1.750%, 12/31/32	1,241,369	1,235,937
Freeport LNG Investments LLLP
2026 Term Loan B, 6.925%, 3M TSFR + 3.250%, 02/11/33	2,575,000	2,583,047
GIP Pilot Acquisition Partners LP
2026 Term Loan B, 5.641%, 3M TSFR + 2.000%, 05/19/33	570,674	571,388
Stonepeak Bayou Holdings LP
Term Loan B, 6.482%, 3M TSFR + 2.750%, 10/01/32	244,387	244,184
Traverse Midstream Partners LLC
2026 Term Loan B, 04/21/33 (e)	800,000	800,500
UGI Energy Services LLC
2026 Term Loan B, 5.732%, 3M TSFR + 2.000%, 02/22/30	1,304,281	1,307,542
Venture Global Calcasieu Pass LLC
2026 Term Loan B, 6.937%, 6M TSFR + 3.250%, 04/11/33	1,425,000	1,430,788
		8,173,386
Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC
2026 Term Loan B, 5.894%, 1M TSFR + 2.250%, 06/13/33	439,526	438,564
Greystar Real Estate Partners LLC
2026 Term Loan B, 5.917%, 3M TSFR + 2.250%, 08/21/30	1,031,925	1,033,215
		1,471,779
Retail — 2.6%
Boots Group Bidco Ltd.
USD Term Loan, 6.920%, 3M TSFR + 3.250%, 08/30/32	1,766,125	1,773,299
Great Outdoors Group LLC
2025 Term Loan B, 6.894%, 1M TSFR + 3.250%, 01/23/32	2,368,201	2,377,328
See accompanying notes to financial statements.
BHFTI-156

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.894%, 1M TSFR + 2.250%, 06/11/31	1,729,028	$1,725,120
IRB Holding Corp.
2025 Term Loan B, 6.144%, 1M TSFR + 2.500%, 12/16/30	1,275,777	1,277,460
Park River Holdings, Inc.
2025 Term Loan, 03/15/31 (e)	150,000	150,017
Peer Holding III B.V.
2025 USD Term Loan B4B, 6.232%, 3M TSFR + 2.500%, 10/28/30	1,075,250	1,078,947
2025 USD Term Loan B5B, 6.232%, 3M TSFR + 2.500%, 07/01/31	1,403,625	1,408,450
Phillips Feed Service, Inc.
2020 Term Loan, 14.000%, 1M TSFR + 10.000%, 11/13/26 (f) (g)	11,346	6,927
QXO, Inc.
2026 Term Loan B, 06/03/33 (e)	1,000,000	998,750
Serta Simmons Bedding LLC
2023 New Term Loan, 11.347%, 3M TSFR + 7.500%, 06/29/28	768,044	721,601
White Cap Buyer LLC
2024 Term Loan B, 6.894%, 1M TSFR + 3.250%, 10/19/29	1,854,138	1,853,365
		13,371,264
Semiconductors — 0.0%
Bright Bidco BV
2022 Exit Term Loan, 10/31/27 (c)	378,225	79,427
2026 Delayed Draw Term Loan, 07/15/26 (b) (f) (g)	12,075	11,993
2026 Term Loan, 13.732%, 3M TSFR + 10.000%, 07/15/26 (f) (g)	16,724	16,610
		108,030
Software — 11.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.982%, 3M TSFR + 2.250%, 02/24/31	2,147,740	2,113,509
Aragorn Parent Corp.
2026 Term Loan B, 7.144%, 1M TSFR + 3.500%, 12/16/30	1,315,994	1,321,752
Ascend Learning LLC
2025 Repriced Term Loan B, 6.644%, 1M TSFR + 3.000%, 12/11/28	1,265,761	1,237,150
Athenahealth Group, Inc.
2026 Term Loan B, 6.894%, 1M TSFR + 3.250%, 02/16/32	2,647,874	2,623,050
Aurora Lux Finco SARL
2025 Term Loan B, 8.982%, 3M TSFR + 5.250%, 10/01/32	1,005,945	900,321
Bending Spoons U.S., Inc.
USD Term Loan B, 03/07/31 (e)	75,000	74,250
Boxer Parent Co., Inc.
2025 USD Term Loan B, 6.416%, 3M TSFR + 2.750%, 07/30/31	2,615,196	2,361,148
Calabrio, Inc.
2025 First Out Term Loan, 7.666%, 3M TSFR + 4.000%, 11/26/32	1,022,437	798,779
CCC Intelligent Solutions, Inc.
Term Loan, 5.644%, 1M TSFR + 2.000%, 01/23/32	748,102	738,284
Cloud Software Group, Inc.
2025 Term Loan B (2032), 6.982%, 3M TSFR + 3.250%, 08/13/32	1,985,000	1,723,973
Security Description	Principal Amount*	Value
Software—(Continued)
Cloudera, Inc.
2021 Second Lien Term Loan, 9.744%, 1M TSFR + 6.000%, 10/08/29	850,000	$541,875
2021 Term Loan, 7.494%, 1M TSFR + 3.750%, 10/08/28	1,575,590	1,224,364
Constant Contact, Inc.
Term Loan, 7.935%, 3M TSFR + 4.000%, 02/10/28	636,800	619,022
CoreLogic, Inc.
Term Loan, 7.258%, 1M TSFR + 3.500%, 06/02/28	2,073,059	2,052,328
Cotiviti Corp.
2024 Term Loan, 6.370%, 1M TSFR + 2.750%, 05/01/31	2,462,474	2,256,242
Dayforce, Inc.
2026 Term Loan, 6.663%, 3M TSFR + 3.000%, 02/04/33	2,400,000	2,195,251
Drake Software LLC
2024 Term Loan B, 7.982%, 3M TSFR + 4.250%, 06/26/31	995,006	952,719
ECI Macola Max Holding LLC
2025 Term Loan, 6.482%, 3M TSFR + 2.750%, 05/09/30	1,315,401	1,253,468
Electronic Arts, Inc.
USD Term Loan B, 03/24/33 (e)	3,125,000	3,137,369
Epicor Software Corp.
2024 Term Loan F, 6.394%, 1M TSFR + 2.750%, 05/30/31	2,278,158	2,176,748
Finastra USA, Inc.
2025 USD Term Loan, 7.746%, 6M TSFR + 4.000%, 09/15/32	500,000	461,875
iSolved, Inc.
2025 Term Loan, 6.394%, 1M TSFR + 2.750%, 10/15/30	1,060,945	998,614
Marcel LUX IV SARL
2025 USD Repriced Term Loan, 6.550%, 1M TSFR + 3.000%, 11/12/30	1,637,118	1,605,398
Metropolis Technologies, Inc.
2025 Term Loan B, 8.916%, 3M TSFR + 5.250%, 11/03/32	1,044,750	1,029,079
N-Able International Holdings II LLC
2025 Term Loan B, 6.416%, 3M TSFR + 2.750%, 11/26/32	199,000	193,030
Oceankey U.S. II Corp.
2021 Term Loan, 7.244%, 1M TSFR + 3.500%, 12/15/28	1,556,368	1,496,059
Open Text Corp.
2023 Term Loan B, 5.394%, 1M TSFR + 1.750%, 01/31/30	144,802	141,966
Playtika Holding Corp.
2021 Term Loan B1, 6.508%, 1M TSFR + 2.750%, 03/13/28	671,744	653,796
PointClickCare Technologies, Inc.
2025 Term Loan B, 6.413%, 3M TSFR + 2.750%, 11/03/31	1,651,309	1,647,181
Polaris Newco LLC
USD Term Loan B, 7.925%, 3M TSFR + 4.000%, 06/02/28	1,246,084	1,086,861
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.982%, 3M TSFR + 3.250%, 10/26/30	2,052,163	1,501,744
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.482%, 3M TSFR + 2.750%, 07/16/31	1,828,533	1,780,991
Project Ruby Ultimate Parent Corp.
2025 Term Loan B, 6.508%, 1M TSFR + 2.750%, 03/10/28	1,818,447	1,818,258
Quartz Acquireco LLC
2025 Term Loan B, 5.982%, 3M TSFR + 2.250%, 06/28/30	1,067,882	895,019
RealPage, Inc.
1st Lien Term Loan, 6.994%, 3M TSFR + 3.000%, 04/24/28	1,730,586	1,616,657
2024 Incremental Term Loan, 7.482%, 3M TSFR + 3.750%, 04/24/28	893,737	842,099
See accompanying notes to financial statements.
BHFTI-157

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Software—(Continued)
Rocket Software, Inc.
2023 USD Term Loan B, 7.394%, 1M TSFR + 3.750%, 11/28/28	995,985	$947,680
SkillSoft Corp.
2021 Term Loan, 9.008%, 1M TSFR + 5.250%, 07/14/28	850,551	438,565
SolarWinds Holdings, Inc.
2025 Term Loan, 7.670%, 3M TSFR + 4.000%, 04/16/32	1,935,375	1,616,038
UKG, Inc.
2024 Term Loan B, 5.913%, 3M TSFR + 2.250%, 02/10/31	3,903,470	3,684,387
Waystar Technologies, Inc.
2025 Term Loan B, 5.644%, 1M TSFR + 2.000%, 10/22/29	1,519,136	1,517,237
		56,274,136
Telecommunications — 0.8%
Crown Subsea Communications Holding, Inc.
2026 Term Loan B, 6.644%, 1M TSFR + 3.000%, 01/30/31	1,500,000	1,506,750
Delta TopCo, Inc.
2025 Term Loan B, 6.402%, 3M TSFR + 2.750%, 11/30/29	1,242,444	1,179,877
Level 3 Financing, Inc.
2026 Term Loan B, 6.394%, 1M TSFR + 2.750%, 03/29/32	1,333,212	1,335,087
		4,021,714
Transportation — 0.9%
AIT Worldwide Logistics, Inc.
2026 Term Loan B, 7.913%, 3M TSFR + 4.250%, 04/29/33	1,000,000	1,001,750
First Student Bidco, Inc.
2026 Term Loan B, 5.982%, 3M TSFR + 2.250%, 08/15/30	1,170,308	1,172,014
Kenan Advantage Group, Inc.
2024 Term Loan B4, 6.894%, 1M TSFR + 3.250%, 01/25/29	1,715,844	1,721,744
Student Transportation of America Holdings, Inc.
2025 Term Loan, 6.424%, 3M TSFR + 2.750%, 06/24/32	816,776	820,519
		4,716,027
Total Floating Rate Loans (Cost $462,869,313)		451,618,185

Asset-Backed Securities—3.0%
Asset-Backed - Other — 3.0%
AGL CLO 19 Ltd.
8.072%, 3M TSFR + 4.400%, 07/21/38 (144A) (h)	1,000,000	975,336
ARES XXXIX CLO Ltd.
9.975%, 3M TSFR + 6.300%, 07/15/39 (144A) (h)	1,000,000	1,000,034
Ballyrock CLO 31 Ltd.
8.658%, 3M TSFR + 4.950%, 04/20/39 (144A) (h)	1,500,000	1,499,917
Benefit Street Partners CLO 48 Ltd.
8.359%, 3M TSFR + 4.650%, 04/20/39 (144A) (h)	1,500,000	1,505,976
Bryant Park Funding Ltd.
8.562%, 3M TSFR + 4.800%, 04/22/39 (144A) (h)	1,500,000	1,472,183
Elmwood CLO VIII Ltd.
6.890%, 3M TSFR + 3.250%, 04/20/37 (144A) (h)	1,500,000	1,501,737
Invesco U.S. CLO Ltd.
6.525%, 3M TSFR + 2.850%, 01/18/39 (144A) (h)	1,000,000	997,225
Marble Point CLO XXIV Ltd.
6.925%, 3M TSFR + 3.250%, 04/20/35 (144A) (h)	1,000,000	974,857
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Neuberger Berman Loan Advisers CLO 30 Ltd.
6.475%, 3M TSFR + 2.800%, 01/20/39 (144A) (h)	1,000,000	$1,000,112
New Mountain CLO 9 Ltd.
7.359%, 3M TSFR + 3.650%, 04/22/39 (144A) (h)	1,000,000	994,878
RR 25 Ltd.
9.123%, 3M TSFR + 5.450%, 04/15/41 (144A) (h)	1,500,000	1,493,037
Silver Point CLO 17 Ltd.
10.110%, 3M TSFR + 6.430%, 04/15/39 (144A) (h)	1,000,000	1,014,866
Sixth Street CLO XIII Ltd.
6.272%, 3M TSFR + 2.600%, 01/21/38 (144A) (h)	1,000,000	992,227
Total Asset-Backed Securities (Cost $15,504,500)		15,422,385

Corporate Bonds & Notes—2.9%
Advertising — 0.1%
Neptune Bidco U.S., Inc.
10.375%, 05/15/31 (144A)	480,000	497,479
Aerospace/Defense — 0.0%
Goat Holdco LLC
6.750%, 02/01/32 (144A)	175,000	179,353
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,502,913
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
8.750%, 01/15/32 (144A)	500,000	494,470
WestJet Airlines Ltd.
8.000%, 02/14/31 (144A)	500,000	501,894
		2,499,277
Apparel — 0.1%
Champ Acquisition Corp.
8.375%, 12/01/31 (144A)	375,000	392,395
Commercial Services — 0.0%
Herc Holdings, Inc.
7.000%, 06/15/30 (144A)	85,000	88,023
Computers — 0.3%
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	925,000	963,314
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	533,144
		1,496,458
Diversified Financial Services — 0.2%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	754,664
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	112,437
See accompanying notes to financial statements.
BHFTI-158

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	$390,188
Insurance — 0.7%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	602,935
Asurion LLC/Asurion Co-Issuer, Inc.
8.375%, 02/01/34 (144A)	1,000,000	925,679
CRC Insurance Group LLC
7.125%, 06/01/31 (144A)	1,825,000	1,819,181
		3,347,795
Machinery-Diversified — 0.2%
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A)	400,000	400,852
Lsf12 Helix Parent LLC
7.125%, 02/01/33 (144A)	200,000	193,643
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	200,000	200,030
		794,525
Media — 0.1%
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	679,246
Pharmaceuticals — 0.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	525,000	531,739
Software — 0.5%
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	1,000,000	950,032
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	500,000	485,316
OAK-Eagle Acquireco, Inc.
7.250%, 07/01/33 (144A)	425,000	444,597
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	801,470
		2,681,415
Total Corporate Bonds & Notes (Cost $14,534,426)		14,444,994

Common Stocks—1.1%
Beverages — 0.1%
Citybrewing Topco LLC (f) (g) (i) (j)	66,853	350,978
Commercial Services — 0.0%
Monitronics International, Inc. (i) (j)	16,872	122,322
Diversified Telecommunication Services — 0.0%
Luxco Co. Ltd. (i) (j)	2,150	42,356
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC - Class A1 (f) (g) (i) (j)	543	748,097
Security Description	Shares	Value
Health Care Providers & Services — 0.3%
Cano Health, Inc. (f) (g) (i) (j)	121,458	$0
Envision Parent, Inc. (i) (j)	68,001	1,246,683
		1,246,683
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	4,736
Serta Simmons Bedding, Inc. (i) (j)	90,899	727,192
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0
		731,928
Investment Companies — 0.0%
Aegletes BV (f) (g) (i) (j)	11,991	0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC (f) (g) (i) (j)	9,179	0
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0
Metals & Mining — 0.0%
AFG Holdings, Inc. (f) (g) (i) (j)	24,746	0
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA (i) (j)	23,570	1,956,310
Par Health, Inc. (i) (j)	23,570	153,205
		2,109,515
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	17,322
Software — 0.0%
Blackboard LLC (f) (g) (i) (j)	14,498	0
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	0
Total Common Stocks (Cost $8,378,879)		5,369,201

Preferred Stocks—0.0%
Software — 0.0%
Blackboard LLC (f) (g) (j) (Cost $234,233)	12,737	233,469

Convertible Preferred Stocks—0.0%
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (j)	4,355	84,923
Cohesity Global, Inc. - Series G (j)	6,303	119,757
Total Convertible Preferred Stocks (Cost $218,489)		204,680

See accompanying notes to financial statements.
BHFTI-159

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (f) (g) (j) (Cost $0)	3,834	$0

Short-Term Investments—7.3%
Repurchase Agreement—7.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $36,944,482; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $37,680,766	36,941,917	36,941,917
Total Short-Term Investments (Cost $36,941,917)		36,941,917
Total Investments—103.4% (Cost $538,681,757)		524,234,831
Unfunded Loan Commitments—(0.2)% (Cost $(808,185))		(808,185)
Net Investments—103.2% (Cost $537,873,572)		523,426,646
Other assets and liabilities (net)—(3.2)%		(16,284,917)
Net Assets—100.0%		$507,141,729

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2026.
(e)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.6% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$29,867,379, which is 5.9% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$124,346,054	$0	$118,418,809
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,548,654	$—	$2,548,654
Aerospace/Defense (Less Unfunded Loan Commitments of $253,132)	—	9,341,414	—	9,341,414
Agriculture	—	3,286,966	—	3,286,966
Airlines	—	4,556,529	—	4,556,529
Apparel	—	4,441,947	—	4,441,947
Auto Parts & Equipment	—	3,798,064	—	3,798,064
Banks	—	666,563	—	666,563
Beverages	—	1,289,438	—	1,289,438
Biotechnology	—	1,701,049	—	1,701,049
Building Materials (Less Unfunded Loan Commitments of $8,572)	—	10,169,124	—	10,169,124
Chemicals	—	11,885,679	—	11,885,679
Coal	—	529,595	—	529,595
See accompanying notes to financial statements.
BHFTI-160

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Commercial Services (Less Unfunded Loan Commitments of $119,308)	$—	$46,617,198	$—	$46,617,198
Computers (Less Unfunded Loan Commitments of $88,095)	—	13,231,235	—	13,231,235
Cosmetics/Personal Care	—	5,797,172	—	5,797,172
Distribution/Wholesale	—	8,969,406	—	8,969,406
Diversified Financial Services	—	23,220,888	—	23,220,888
Electric	—	8,018,475	—	8,018,475
Electrical Components & Equipment	—	3,584,683	821,838	4,406,521
Electronics	—	4,482,655	—	4,482,655
Engineering & Construction (Less Unfunded Loan Commitments of $264,226)	—	12,723,705	—	12,723,705
Entertainment	—	20,368,471	—	20,368,471
Environmental Control	—	13,243,330	—	13,243,330
Food	—	4,140,932	663,109	4,804,041
Food Service	—	994,225	—	994,225
Forest Products & Paper	—	492,853	—	492,853
Hand/Machine Tools	—	2,583,436	—	2,583,436
Healthcare-Products (Less Unfunded Loan Commitments of $43,300)	—	8,398,597	—	8,398,597
Healthcare-Services (Less Unfunded Loan Commitments of $19,477)	—	23,270,427	144,100	23,414,527
Holding Companies-Diversified	—	197,938	—	197,938
Home Furnishings	—	3,171,397	—	3,171,397
Housewares	—	409,023	—	409,023
Insurance	—	26,149,089	—	26,149,089
Internet	—	6,072,241	—	6,072,241
Investment Companies	—	5,448,485	—	5,448,485
Leisure Time	—	9,767,279	—	9,767,279
Lodging	—	3,861,486	—	3,861,486
Machinery-Construction & Mining	—	1,936,127	—	1,936,127
Machinery-Diversified	—	15,500,312	—	15,500,312
Media	—	7,154,640	—	7,154,640
Metal Fabricate/Hardware	—	1,966,714	—	1,966,714
Mining	—	1,864,853	—	1,864,853
Miscellaneous Manufacturing	—	1,104,326	—	1,104,326
Oil & Gas	—	591,096	—	591,096
Packaging & Containers	—	11,296,156	—	11,296,156
Pharmaceuticals	—	10,212,820	—	10,212,820
Pipelines	—	8,173,386	—	8,173,386
Real Estate	—	1,471,779	—	1,471,779
Retail	—	13,364,337	6,927	13,371,264
Semiconductors (Less Unfunded Loan Commitments of $12,075)	—	79,427	16,528	95,955
Software	—	56,274,136	—	56,274,136
Telecommunications	—	4,021,714	—	4,021,714
Transportation	—	4,716,027	—	4,716,027
Total Floating Rate Loans (Less Unfunded Loan Commitments of $808,185)	—	449,157,498	1,652,502	450,810,000
Total Asset-Backed Securities*	—	15,422,385	—	15,422,385
Total Corporate Bonds & Notes*	—	14,444,994	—	14,444,994
Common Stocks
Beverages	—	—	350,978	350,978
Commercial Services	—	122,322	—	122,322
Diversified Telecommunication Services	—	42,356	—	42,356
Electronic Equipment, Instruments & Components	—	—	748,097	748,097
Health Care Providers & Services	—	1,246,683	0	1,246,683
Household Products	—	731,928	0	731,928
Investment Companies	—	—	0	0
Machinery	—	—	0	0
Media	—	—	0	0
Metals & Mining	—	—	0	0
Pharmaceuticals	—	2,109,515	—	2,109,515
Professional Services	17,322	—	—	17,322
Software	—	—	0	0
See accompanying notes to financial statements.
BHFTI-161

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$—	$—	$0	$0
Total Common Stocks	17,322	4,252,804	1,099,075	5,369,201
Total Preferred Stocks*	—	—	233,469	233,469
Total Convertible Preferred Stocks*	—	204,680	—	204,680
Total Warrants*	—	—	0	0
Total Short-Term Investments*	—	36,941,917	—	36,941,917
Total Net Investments	$17,322	$520,424,278	$2,985,046	$523,426,646

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
During the six months ended June 30, 2026, transfers into Level 3 in the amount of $2,330,070 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.
See accompanying notes to financial statements.
BHFTI-162

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$523,426,646
Cash	365
Receivable for:
Investments sold	7,346,802
Fund shares sold	93,476
Interest	3,381,607
Total Assets	534,248,896
Liabilities
Payable for:
Investments purchased	26,068,572
Fund shares redeemed	27,342
Accrued Expenses:
Management fees	241,282
Distribution and service fees	30,150
Deferred trustees’ fees	262,600
Other expenses	477,221
Total Liabilities	27,107,167
Net Assets	$507,141,729
Net Assets Consist of:
Paid in surplus	$596,077,310
Distributable earnings (Accumulated losses)	(88,935,581)
Net Assets	$507,141,729
Net Assets
Class A	$359,932,448
Class B	147,209,281
Capital Shares Outstanding*
Class A	41,711,482
Class B	17,233,433
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.63
Class B	8.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $537,873,572.
(b)	Investments at value is net of unfunded loan commitments of $808,185.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$17,574,698
Total investment income	17,574,698
Expenses
Management fees	1,533,828
Administration fees	24,044
Custodian and accounting fees	130,744
Distribution and service fees—Class B	184,683
Audit and tax services	67,712
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	11,840
Insurance	2,266
Miscellaneous	12,988
Total expenses	2,031,094
Less management fee waiver	(43,678)
Net expenses	1,987,416
Net Investment Income	15,587,282
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(11,870,462)
Net change in unrealized appreciation (depreciation) on investments	(260,950)
Net realized and unrealized gain (loss)	(12,131,412)
Net Increase (Decrease) in Net Assets From Operations	$3,455,870
See accompanying notes to financial statements.
BHFTI-163

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,587,282	$37,000,356
Net realized gain (loss)	(11,870,462)	(11,419,875)
Net change in unrealized appreciation (depreciation)	(260,950)	(4,933,279)
Increase (decrease) in net assets from operations	3,455,870	20,647,202
From Distributions to Shareholders
Class A	(26,986,202)	(33,975,232)
Class B	(10,762,140)	(13,534,339)
Total distributions	(37,748,342)	(47,509,571)
Increase (decrease) in net assets from capital share transactions	20,727,701	1,670,120
Total increase (decrease) in net assets	(13,564,771)	(25,192,249)
Net Assets
Beginning of period	520,706,500	545,898,749
End of period	$507,141,729	$520,706,500

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	342,781	$3,174,730	802,854	$7,854,730
Reinvestments	3,119,792	26,986,202	3,766,655	33,975,232
Redemptions	(1,512,166)	(13,933,270)	(4,435,195)	(42,370,534)
Net increase (decrease)	1,950,407	$16,227,662	134,314	$(540,572)
Class B
Sales	532,506	$4,820,672	1,735,578	$16,142,933
Reinvestments	1,257,259	10,762,140	1,513,908	13,534,339
Redemptions	(1,215,030)	(11,082,773)	(2,921,972)	(27,466,580)
Net increase (decrease)	574,735	$4,500,039	327,514	$2,210,692
Increase (decrease) derived from capital shares transactions		$20,727,701		$1,670,120
See accompanying notes to financial statements.
BHFTI-164

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.26	$9.78	$9.92	$9.47	$9.98	$9.94
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.67	0.81	0.82	0.47	0.32
Net realized and unrealized gain (loss)	(0.21)	(0.29)	(0.05)	0.20	(0.62)	0.05
Total income (loss) from investment operations	0.07	0.38	0.76	1.02	(0.15)	0.37
Less Distributions
Distributions from net investment income	(0.70)	(0.90)	(0.90)	(0.57)	(0.36)	(0.33)
Total distributions	(0.70)	(0.90)	(0.90)	(0.57)	(0.36)	(0.33)
Net Asset Value, End of Period	$8.63	$9.26	$9.78	$9.92	$9.47	$9.98
Total Return (%) (b)	0.73 (c)(d)	4.16 (c)	8.00	11.09	(1.46) (c)	3.80 (c)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (e)	0.73	0.70	0.70	0.69	0.69
Net ratio of expenses to average net assets (%) (f)	0.71 (e)	0.73	0.70	0.70	0.68	0.68
Ratio of net investment income (loss) to average net assets (%)	6.22 (e)	7.08	8.23	8.49	4.88	3.18
Portfolio turnover rate (%)	24 (d)	34	39	25	7	34
Net assets, end of period (in millions)	$359.9	$368.1	$387.7	$426.1	$478.5	$654.2

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.16	$9.69	$9.83	$9.39	$9.89	$9.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.64	0.77	0.79	0.45	0.29
Net realized and unrealized gain (loss)	(0.21)	(0.29)	(0.04)	0.19	(0.61)	0.05
Total income (loss) from investment operations	0.06	0.35	0.73	0.98	(0.16)	0.34
Less Distributions
Distributions from net investment income	(0.68)	(0.88)	(0.87)	(0.54)	(0.34)	(0.31)
Total distributions	(0.68)	(0.88)	(0.87)	(0.54)	(0.34)	(0.31)
Net Asset Value, End of Period	$8.54	$9.16	$9.69	$9.83	$9.39	$9.89
Total Return (%) (b)	0.58 (c)(d)	3.81	7.81 (c)	10.79	(1.60)	3.50
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (e)	0.98	0.95	0.95	0.94	0.94
Net ratio of expenses to average net assets (%) (f)	0.96 (e)	0.98	0.95	0.95	0.93	0.93
Ratio of net investment income (loss) to average net assets (%)	5.97 (e)	6.83	7.98	8.27	4.77	2.93
Portfolio turnover rate (%)	24 (d)	34	39	25	7	34
Net assets, end of period (in millions)	$147.2	$152.6	$158.2	$149.5	$143.7	$145.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-165

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—37.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.1%
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	35,000	$35,694
Omnicom Group, Inc.
4.200%, 03/02/29 (a)	515,000	508,184
		543,878
Aerospace/Defense — 1.1%
BAE Systems PLC
5.000%, 03/26/27 (144A) (a)	1,200,000	1,204,584
Boeing Co.
5.150%, 05/01/30 (a)	500,000	506,096
6.298%, 05/01/29	1,000,000	1,041,038
General Electric Co.
4.300%, 07/29/30	350,000	346,844
Hexcel Corp.
4.900%, 05/15/31 (a)	835,000	832,480
Honeywell Aerospace, Inc.
4.300%, 03/16/31 (144A)	720,000	707,572
Spirit AeroSystems, Inc.
4.600%, 06/15/28 (a)	1,440,000	1,434,552
		6,073,166
Agriculture — 0.3%
BAT Capital Corp.
4.906%, 04/02/30	195,000	195,963
6.343%, 08/02/30 (a)	540,000	570,831
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	905,366
		1,672,160
Airlines — 0.1%
United Airlines, Inc.
4.625%, 04/15/29 (144A)	335,000	330,356
Auto Manufacturers — 0.2%
BMW U.S. Capital LLC
4.500%, 08/11/30 (144A) (a)	740,000	729,460
General Motors Financial Co., Inc.
4.200%, 10/27/28	190,000	187,949
Hyundai Capital America
5.000%, 06/18/31 (144A) (a)	460,000	459,275
		1,376,684
Banks — 10.1%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (b)	600,000	602,113
Bank of America Corp.
3.974%, 3M TSFR + 1.472%, 02/07/30 (b)	2,000,000	1,962,340
4.376%, SOFR + 1.580%, 04/27/28 (b)	2,500,000	2,497,352
4.695%, SOFR + 1.040%, 04/23/32 (b)	690,000	684,198
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (b)	1,000,000	1,000,157
Bank of New York Mellon
4.729%, SOFR + 1.135%, 04/20/29 (a) (b)	300,000	301,265
Bank of New Zealand
4.757%, 06/10/31 (144A)	835,000	836,234
Security Description	Principal Amount*	Value
Banks—(Continued)
Bank of Nova Scotia
4.904%, SOFR + 0.970%, 06/05/32 (b)	665,000	$663,291
Banque Federative du Credit Mutuel SA
4.541%, 01/15/31 (144A)	455,000	447,486
4.591%, 10/16/28 (144A)	1,576,000	1,573,750
CaixaBank SA
4.634%, SOFR + 1.140%, 07/03/29 (144A) (a) (b)	1,140,000	1,138,778
4.818%, SOFR + 1.210%, 04/22/32 (144A) (b)	460,000	456,247
Citibank NA
4.576%, 05/29/27	3,800,000	3,808,168
4.846%, SOFR + 0.910%, 06/18/32 (b)	840,000	839,401
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (b)	1,420,000	1,401,514
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (b)	2,100,000	2,117,054
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	1,600,000	1,636,622
Fifth Third Bank NA
4.967%, SOFR + 0.810%, 01/28/28 (a) (b)	865,000	867,167
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (a) (b)	2,000,000	1,975,902
4.594%, SOFR + 0.990%, 04/20/30 (a) (b)	520,000	517,065
4.972%, SOFR + 1.030%, 06/03/32 (a) (b)	465,000	464,732
Huntington Bancshares, Inc.
6.208%, SOFR + 2.020%, 08/21/29 (a) (b)	1,000,000	1,029,360
Huntington National Bank
4.552%, SOFR + 1.650%, 05/17/28 (b)	2,400,000	2,399,488
JPMorgan Chase & Co.
4.255%, SOFR + 0.930%, 10/22/31 (b)	830,000	811,409
4.622%, SOFR + 0.990%, 04/23/32 (b)	690,000	682,037
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,000,000	1,006,774
Lloyds Banking Group PLC
3.750%, 1Y H15 + 1.800%, 03/18/28 (b)	2,700,000	2,685,971
5.087%, 1Y H15 + 0.850%, 11/26/28 (a) (b)	960,000	966,587
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,494,816
4.350%, 09/08/26	2,200,000	2,199,835
4.493%, SOFR + 0.950%, 01/16/32 (b)	340,000	333,391
4.708%, SOFR + 1.195%, 03/12/32 (b)	495,000	488,883
5.173%, SOFR + 1.450%, 01/16/30 (b)	1,500,000	1,513,519
NatWest Markets PLC
4.412%, 11/06/30 (144A)	1,010,000	993,690
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (b)	600,000	602,536
Royal Bank of Canada
4.696%, SOFR + 1.060%, 08/06/31 (a) (b)	1,950,000	1,940,901
Santander Holdings USA, Inc.
5.473%, SOFR + 1.610%, 03/20/29 (a) (b)	2,700,000	2,726,117
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,478,271
Skandinaviska Enskilda Banken AB
4.375%, 03/12/31 (144A)	750,000	739,510
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (b)	2,000,000	2,033,367
Wells Fargo & Co.
4.844%, SOFR + 0.970%, 05/20/32 (b)	570,000	568,073
See accompanying notes to financial statements.
BHFTI-166

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Wells Fargo & Co.
5.198%, SOFR + 1.500%, 01/23/30 (b)	800,000	$808,992
6.303%, SOFR + 1.790%, 10/23/29 (a) (b)	900,000	931,004
		56,225,367
Beverages — 0.4%
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A)	1,600,000	1,574,621
Keurig Dr. Pepper, Inc.
2.250%, 03/15/31 (a)	865,000	768,920
		2,343,541
Biotechnology — 0.1%
Royalty Pharma PLC
4.450%, 03/25/31 (a)	635,000	624,384
Building Materials — 0.5%
Carrier Global Corp.
2.493%, 02/15/27 (a)	1,500,000	1,483,159
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	25,000	25,118
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,311,163
		2,819,440
Chemicals — 0.2%
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,173,242
Commercial Services — 0.2%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (a)	1,100,000	1,122,124
Computers — 0.0%
Dell International LLC/EMC Corp.
4.750%, 07/15/31	235,000	233,584
Cosmetics/Personal Care — 0.6%
Haleon U.S. Capital LLC
3.375%, 03/24/27 (a)	3,400,000	3,375,069
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	1,000,000	962,567
4.125%, 02/28/29	155,000	152,753
6.100%, 01/15/27 (a)	1,000,000	1,007,396
Ally Financial, Inc.
8.000%, 11/01/31 (a)	275,000	306,278
Capital One Financial Corp.
3.800%, 01/31/28	2,500,000	2,469,032
4.493%, SOFR + 1.250%, 09/11/31 (a) (b)	640,000	627,964
4.722%, SOFR + 1.150%, 01/30/32 (a) (b)	435,000	429,142
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	340,000	341,377
Freedom Mortgage Holdings LLC
6.875%, 05/01/31 (144A)	300,000	291,139
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Gabx Leasing LLC
4.625%, 04/15/31 (144A) (a)	575,000	$566,972
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	700,000	731,935
OneMain Finance Corp.
6.625%, 05/15/29 (a)	600,000	611,795
Power Finance Corp. Ltd.
3.950%, 04/23/30 (Reg-S)	360,000	345,224
Rocket Cos., Inc.
6.125%, 08/01/31 (144A) (a)	130,000	132,772
SLM Corp.
6.500%, 01/31/30 (a)	300,000	304,099
		9,280,445
Electric — 2.9%
Clearway Energy Operating LLC
3.750%, 02/15/31 (144A)	100,000	92,752
Constellation Energy Generation LLC
4.400%, 01/15/31 (a)	245,000	240,859
4.800%, 01/15/32	1,790,000	1,774,925
DTE Energy Co.
4.950%, 07/01/27	800,000	803,954
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,483,207
ENEL Finance International NV
4.375%, 09/30/30 (144A) (a)	650,000	638,567
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,420,197
Hydro One, Inc.
4.750%, 05/30/31	845,000	846,606
NextEra Energy Capital Holdings, Inc.
4.685%, 09/01/27 (a)	460,000	461,053
Pacific Gas & Electric Co.
4.550%, 07/01/30	1,600,000	1,575,466
5.050%, 11/15/31 (a)	335,000	334,684
Public Service Enterprise Group, Inc.
4.800%, 06/15/31 (a)	450,000	448,786
Southern Power Co.
4.250%, 10/01/30	315,000	309,432
Talen Energy Supply LLC
6.125%, 05/01/31 (144A)	400,000	400,008
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,178,976
4.700%, 01/31/31 (144A) (a)	370,000	362,593
Xcel Energy, Inc.
3.400%, 06/01/30 (a)	1,000,000	950,508
		16,322,573
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,119,624
Electronics — 0.1%
Amphenol Corp.
3.900%, 11/15/28 (a)	420,000	414,932
See accompanying notes to financial statements.
BHFTI-167

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment — 0.5%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A)	600,000	$615,045
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,153,474
Flutter Treasury DAC
5.875%, 06/04/31 (144A) (a)	645,000	642,788
Rivers Enterprise Borrower LLC
6.250%, 10/15/30 (144A)	330,000	334,124
		2,745,431
Food — 0.8%
Mars, Inc.
4.800%, 03/01/30 (144A)	2,585,000	2,592,700
McCormick & Co., Inc.
4.150%, 02/15/29	205,000	202,775
Sysco Corp.
5.750%, 01/17/29	1,100,000	1,127,658
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	400,000	390,526
		4,313,659
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
4.600%, 05/15/31 (144A) (a)	800,000	793,300
Gas — 0.1%
Southern Co. Gas Capital Corp.
4.050%, 09/15/28 (a)	320,000	316,595
Healthcare-Products — 1.1%
Baxter International, Inc.
1.915%, 02/01/27 (a)	1,305,000	1,283,367
GE HealthCare Technologies, Inc.
4.150%, 12/15/28 (a)	310,000	307,239
Medline Borrower LP
3.875%, 04/01/29 (144A)	4,225,000	4,103,062
Medline Borrower LP/Medline Co-Issuer, Inc.
5.000%, 06/15/31 (144A) (a)	370,000	368,222
		6,061,890
Healthcare-Services — 1.0%
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A) (a)	1,100,000	1,089,000
Humana, Inc.
5.375%, 04/15/31 (a)	1,260,000	1,277,009
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,713,378
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,033,115
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	500,000	493,425
		5,605,927
Home Builders — 0.7%
DR Horton, Inc.
4.850%, 10/15/30	1,500,000	1,507,166
Security Description	Principal Amount*	Value
Home Builders—(Continued)
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	775,000	$775,933
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,492,568
		3,775,667
Home Furnishings — 0.0%
Whirlpool Corp.
7.500%, 07/01/31 (144A)	30,000	30,358
Insurance — 2.1%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A)	300,000	282,062
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,100,000	2,113,436
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A) (a)	600,000	586,412
6.750%, 04/15/28 (144A)	700,000	705,591
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,000,000	2,011,333
Brown & Brown, Inc.
4.900%, 06/23/30 (a)	345,000	344,422
Corebridge Global Funding
4.800%, 05/29/29 (144A)	150,000	149,744
5.900%, 09/19/28 (144A) (a)	1,300,000	1,329,483
F&G Annuities & Life, Inc.
6.500%, 06/04/29	300,000	306,564
GA Global Funding Trust
4.400%, 09/23/27 (144A)	2,150,000	2,140,780
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A)	1,150,000	1,157,680
RGA Global Funding
5.448%, 05/24/29 (144A)	500,000	508,150
		11,635,657
Internet — 0.8%
Airbnb, Inc.
4.650%, 03/16/31 (a)	535,000	531,550
Alphabet, Inc.
4.100%, 11/15/30	850,000	837,484
4.100%, 02/15/31 (a)	655,000	643,590
Amazon.com, Inc.
4.100%, 11/20/30 (a)	385,000	378,378
4.250%, 03/13/31 (a)	535,000	526,790
Meta Platforms, Inc.
4.200%, 11/15/30 (a)	1,415,000	1,392,803
		4,310,595
Leisure Time — 0.1%
Carnival Corp. Ltd.
5.750%, 03/15/30 (144A)	400,000	404,935
Lodging — 0.3%
Las Vegas Sands Corp.
5.300%, 05/15/31	695,000	692,341
See accompanying notes to financial statements.
BHFTI-168

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Lodging—(Continued)
Sands China Ltd.
2.300%, 03/08/27	1,200,000	$1,180,644
		1,872,985
Machinery-Construction & Mining — 0.1%
Eaton Capital ULC
4.450%, 05/09/30	520,000	517,150
Machinery-Diversified — 0.2%
Esab Corp.
5.625%, 04/01/31 (144A)	60,000	60,065
6.250%, 04/15/29 (144A) (a)	200,000	202,924
Regal Rexnord Corp.
6.300%, 02/15/30 (a)	835,000	871,482
		1,134,471
Media — 0.2%
Block Communications, Inc.
10.250%, 03/01/31 (144A) (a)	90,000	82,315
Directv Financing LLC
8.875%, 02/01/30 (144A) (a)	550,000	559,759
Discovery Global Holdings, Inc.
3.755%, 03/15/27	278,000	275,566
		917,640
Mining — 0.4%
Anglo American Capital PLC
4.625%, 03/19/31 (144A)	625,000	615,815
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (Reg-S)	250,000	235,503
Glencore Funding LLC
4.907%, 04/01/28 (144A)	1,110,000	1,114,414
		1,965,732
Miscellaneous Manufacturing — 0.1%
Eaton Corp.
4.200%, 03/06/31	490,000	480,262
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,294,623
Oil & Gas — 0.8%
Borr IHC Ltd./Borr Finance LLC
8.750%, 01/15/32 (144A) (a)	200,000	195,324
KazMunayGas National Co. JSC
5.375%, 04/24/30 (Reg-S)	460,000	464,532
Pertamina Hulu Energi PT
5.250%, 05/21/30 (144A)	340,000	339,388
Petronas Capital Ltd.
4.950%, 01/03/31 (144A)	455,000	460,580
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	719,222
Transocean International Ltd.
8.750%, 02/15/30 (144A)	280,000	290,950
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	$1,452,424
Viper Energy Partners LLC
4.900%, 08/01/30 (a)	244,000	243,189
		4,165,609
Oil & Gas Services — 0.0%
Kodiak Gas Services LLC
5.875%, 04/01/31 (144A)	105,000	105,269
Packaging & Containers — 0.1%
AptarGroup, Inc.
4.750%, 03/30/31	360,000	356,574
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A) (a)	200,000	188,512
		545,086
Pharmaceuticals — 2.0%
AbbVie, Inc.
4.125%, 03/15/31	495,000	484,370
Bayer U.S. Finance LLC
6.250%, 01/21/29 (144A)	2,500,000	2,581,471
CVS Health Corp.
1.875%, 02/28/31	220,000	192,963
4.300%, 03/25/28	1,600,000	1,591,476
5.000%, 01/30/29 (a)	1,500,000	1,513,593
Eli Lilly & Co.
4.375%, 05/20/31 (a)	920,000	912,919
Novartis Capital Corp.
4.100%, 11/05/30	1,235,000	1,213,333
4.400%, 03/18/31 (a)	990,000	982,723
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27 (a)	303,000	302,751
5.125%, 05/09/29 (a)	695,000	694,766
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30 (a)	690,000	706,868
		11,177,233
Pipelines — 0.7%
Energy Transfer LP
3.900%, 07/15/26	1,200,000	1,199,756
Hess Midstream Operations LP
5.875%, 03/01/28 (144A)	150,000	151,060
6.500%, 06/01/29 (144A)	250,000	255,109
MPLX LP
4.800%, 02/15/31 (a)	1,900,000	1,892,250
Targa Resources Corp.
4.350%, 04/15/31 (a)	280,000	273,533
		3,771,708
Real Estate Investment Trusts — 1.3%
Crown Castle, Inc.
1.050%, 07/15/26 (a)	733,000	732,069
Equinix Asia Financing Corp. Pte. Ltd.
4.400%, 03/15/31	425,000	415,410
See accompanying notes to financial statements.
BHFTI-169

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
ERP Operating LP
4.950%, 06/15/32	477,000	$479,573
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	1,400,000	1,397,497
Millrose Properties, Inc.
6.375%, 08/01/30 (144A) (a)	550,000	557,453
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A)	500,000	507,085
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	600,000	588,275
Starwood Property Trust, Inc.
5.875%, 08/15/29 (144A)	800,000	802,391
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	1,500,000	1,490,680
		6,970,433
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc.
6.125%, 06/15/29 (144A) (a)	305,000	309,577
Dick's Sporting Goods, Inc.
4.000%, 10/01/29 (144A) (a)	2,830,000	2,754,478
KSouth Africa Ltd.
3.000%, 12/31/49 (144A) (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) (c) (d) (e)	313,720	0
		3,064,055
Semiconductors — 0.9%
Foundry JV Holdco LLC
5.900%, 01/25/30 (144A) (a)	1,900,000	1,960,279
NVIDIA Corp.
4.500%, 06/15/31 (a)	2,980,000	2,969,449
		4,929,728
Software — 1.0%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	979,892
MSCI, Inc.
4.000%, 11/15/29 (144A)	1,395,000	1,349,640
Oracle Corp.
4.450%, 09/26/30 (a)	445,000	429,588
4.550%, 02/04/29 (a)	1,195,000	1,178,047
4.950%, 02/04/31 (a)	1,080,000	1,057,354
Salesforce, Inc.
4.500%, 03/15/28 (a)	715,000	714,097
		5,708,618
Telecommunications — 1.1%
APLD ComputeCo 2 LLC
6.750%, 03/15/31 (144A) (a)	135,000	135,485
APLD ComputeCo LLC
9.250%, 12/15/30 (144A) (a)	205,000	221,151
AT&T, Inc.
2.300%, 06/01/27	400,000	392,223
Black Pearl Compute LLC
6.125%, 02/15/31 (144A)	80,000	81,025
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Cipher Compute LLC
7.125%, 11/15/30 (144A) (a)	100,000	$103,952
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	600,000	631,347
Motorola Solutions, Inc.
4.850%, 08/15/30 (a)	1,015,000	1,017,842
PR RNO Property Owner 1 LLC
6.500%, 05/01/31 (144A)	70,000	69,899
Space Exploration Technologies Corp.
5.350%, 07/15/31 (144A)	400,000	398,958
SV RNO Property Owner 1 LLC
5.875%, 03/01/31 (144A)	120,000	118,270
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,018,672
WULF Compute LLC
7.750%, 10/15/30 (144A)	160,000	168,056
		6,356,880
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.
4.650%, 03/12/31	1,230,000	1,214,536
Transportation — 0.0%
Beacon Mobility Corp.
7.250%, 08/01/30 (144A)	35,000	36,329
Trucking & Leasing — 0.7%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A) (a)	1,575,000	1,561,212
SMBC Aviation Capital Finance DAC
5.100%, 04/01/30 (144A)	2,300,000	2,310,969
		3,872,181
Total Corporate Bonds & Notes (Cost $206,349,610)		205,145,111

U.S. Treasury & Government Agencies—16.5%
U.S. Treasury — 16.5%
U.S. Treasury Notes
0.500%, 08/31/27 (f)	2,800,000	2,684,937
3.625%, 08/31/30	2,600,000	2,543,633
3.750%, 12/31/28	2,800,000	2,772,219
4.000%, 10/31/29	27,300,000	27,149,637
4.250%, 06/30/29	16,900,000	16,938,289
4.625%, 04/30/29	22,600,000	22,870,140
4.625%, 09/30/30	16,200,000	16,464,516
Total U.S. Treasury & Government Agencies (Cost $92,316,933)		91,423,371

Asset-Backed Securities—15.7%
Asset-Backed - Automobile — 2.7%
CarMax Auto Owner Trust
4.220%, 06/16/31	294,000	292,260
See accompanying notes to financial statements.
BHFTI-170

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Ford Credit Auto Owner Trust
5.090%, 12/15/28	1,426,556	$1,433,315
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	1,990,046	1,995,547
5.780%, 08/16/28	1,040,239	1,046,791
Honda Auto Receivables Owner Trust
5.410%, 02/18/28	741,460	744,595
5.670%, 06/21/28	927,318	933,021
Hyundai Auto Receivables Trust
4.450%, 08/15/28	2,052,951	2,054,908
4.990%, 02/15/29	788,181	790,885
5.480%, 04/17/28	306,514	307,558
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	579,005	579,759
Tesla Electric Vehicle Trust
5.380%, 06/20/28 (144A)	930,407	934,261
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	1,233,617	1,237,312
5.330%, 01/16/29	1,815,058	1,826,721
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	603,043	600,905
World Omni Auto Receivables Trust
4.370%, 06/16/31	506,000	505,001
		15,282,839
Asset-Backed - Home Equity — 0.9%
Angel Oak Mortgage Trust
5.428%, SOFR30A + 1.800%, 02/25/55 (144A) (b)	214,780	216,193
BRAVO Residential Funding Trust
4.978%, SOFR30A + 1.350%, 09/25/72 (144A) (b)	1,553,093	1,556,704
FIGRE Trust
5.053%, 11/25/55 (144A) (g)	569,044	564,087
5.265%, 07/25/55 (144A) (g)	240,687	239,935
5.285%, 08/25/55 (144A) (b)	315,407	313,587
5.408%, 07/25/55 (144A) (b)	351,331	350,133
GS Mortgage-Backed Securities Trust
5.180%, 09/25/55 (144A) (g)	460,133	457,501
JP Morgan Mortgage Trust
4.859%, SOFR30A + 1.250%, 09/20/56 (144A) (b)	240,378	241,232
4.959%, SOFR30A + 1.350%, 03/20/56 (144A) (b)	328,903	330,644
5.312%, SOFR30A + 1.700%, 03/20/54 (144A) (b)	140,239	140,530
Towd Point Mortgage Trust
5.848%, 01/25/64 (144A) (b)	459,384	459,653
		4,870,199
Asset-Backed - Other — 12.1%
AGL CLO 13 Ltd.
4.775%, 3M TSFR + 1.100%, 10/20/34 (144A) (b)	850,000	850,000
Apex Credit CLO LLC
4.855%, 3M TSFR + 1.180%, 10/20/34 (144A) (b)	2,100,000	2,099,378
Apidos CLO XXXII Ltd.
4.775%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	840,444	841,429
ARES LXIX CLO Ltd.
4.888%, 3M TSFR + 1.250%, 04/15/36 (144A) (b)	2,700,000	2,705,578
Bain Capital Credit CLO Ltd.
4.656%, 3M TSFR + 0.990%, 10/23/34 (144A) (b)	2,700,000	2,698,898
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Bain Capital Credit CLO Ltd.
4.665%, 3M TSFR + 0.990%, 04/18/33 (144A) (b)	1,340,926	$1,340,726
Basswood Park CLO Ltd.
4.705%, 3M TSFR + 1.030%, 04/20/34 (144A) (b)	800,000	800,074
Battalion CLO IX Ltd.
4.633%, 3M TSFR + 0.960%, 07/15/31 (144A) (b)	739,880	739,922
Beechwood Park CLO Ltd.
4.750%, 3M TSFR + 1.070%, 01/17/35 (144A) (b)	3,000,000	3,000,324
Bellemeade RE Ltd.
7.478%, SOFR30A + 3.850%, 09/25/31 (144A) (b)	494,000	505,889
BlueMountain CLO Ltd.
4.851%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	178,212	178,170
Buckhorn Park CLO Ltd.
4.745%, 3M TSFR + 1.070%, 07/18/34 (144A) (b)	900,000	900,005
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,112,112	918,779
Compass Datacenters Issuer II LLC
4.926%, 11/25/50 (144A)	671,000	656,556
5.022%, 08/25/49 (144A)	286,000	283,736
5.316%, 05/25/50 (144A)	307,000	306,118
Countrywide Asset-Backed Certificates Trust
4.513%, 1M TSFR + 0.864%, 03/25/34 (b)	14,325	15,064
Dryden 68 CLO Ltd.
4.773%, 3M TSFR + 1.100%, 07/15/35 (144A) (b)	2,250,000	2,250,450
Dryden 80 CLO Ltd.
4.630%, 3M TSFR + 0.950%, 01/17/33 (144A) (b)	2,142,044	2,140,394
Flatiron CLO 28 Ltd.
4.753%, 3M TSFR + 1.080%, 07/15/36 (144A) (b)	3,610,000	3,609,888
Home Partners of America Trust
2.649%, 01/17/41 (144A)	473,846	442,609
Home Re Ltd.
4.828%, SOFR30A + 1.200%, 01/25/36 (144A) (b)	211,063	211,062
Invesco CLO Ltd.
4.744%, 3M TSFR + 1.080%, 10/22/34 (144A) (b)	600,000	600,304
JP Morgan Mortgage Trust
4.812%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	366,974	367,728
Juniper Valley Park CLO Ltd.
4.755%, 3M TSFR + 1.080%, 07/20/36 (144A) (b)	1,200,000	1,200,000
LCM 34 Ltd.
4.855%, 3M TSFR + 1.180%, 10/20/34 (144A) (b)	1,700,000	1,699,490
Madison Park Funding XLV Ltd.
4.753%, 3M TSFR + 1.080%, 07/15/34 (144A) (b)	2,500,000	2,501,568
Marble Point CLO XV Ltd.
4.706%, 3M TSFR + 1.040%, 07/23/32 (144A) (b)	471,493	471,542
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730%, 3M TSFR + 1.050%, 07/17/36 (144A) (b)	400,000	400,138
Neuberger Berman Loan Advisers CLO 50 Ltd.
4.706%, 3M TSFR + 1.040%, 07/23/36 (144A) (b)	300,000	300,144
Neuberger Berman Loan Advisers CLO 51 Ltd.
4.666%, 3M TSFR + 1.000%, 10/23/36 (144A) (b)	2,850,000	2,851,325
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	4,306,000	3,520,155
Octagon Investment Partners 45 Ltd.
4.823%, 3M TSFR + 1.150%, 04/15/35 (144A) (b)	1,200,000	1,200,928
PK ALIFT Loan Funding 7 LP
4.750%, 03/15/43 (144A)	275,638	273,365
See accompanying notes to financial statements.
BHFTI-171

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
PK ALIFT Loan Funding 8 LP
4.614%, 09/15/43 (144A)	427,000	$420,346
PRET LLC
4.968%, 02/25/56 (144A) (g)	2,146,498	2,127,351
PRET Trust
5.668%, 06/25/66 (144A) (g)	143,867	143,870
RAAC Trust
4.463%, 1M TSFR + 0.814%, 03/25/34 (b)	26,940	26,904
RR 14 Ltd.
5.055%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,381,521
Sabey Data Center Issuer LLC
5.482%, 01/20/51 (144A)	1,091,000	1,080,816
Sound Point CLO XXII Ltd.
4.705%, 3M TSFR + 1.030%, 01/20/32 (144A) (b)	381,223	381,202
Sound Point CLO XXXII Ltd.
4.697%, 3M TSFR + 1.030%, 10/25/34 (144A) (b)	2,000,000	1,999,188
Southwick Park CLO LLC
4.675%, 3M TSFR + 1.000%, 07/20/32 (144A) (b)	838,734	838,877
Symphony CLO XXIII Ltd.
4.573%, 3M TSFR + 0.900%, 01/15/34 (144A) (b)	478,061	478,155
TCI-Flatiron CLO Ltd.
4.619%, 3M TSFR + 0.950%, 07/29/35 (144A) (b)	1,870,079	1,870,521
TCW CLO Ltd.
4.725%, 3M TSFR + 1.050%, 04/20/34 (144A) (b)	1,700,000	1,700,826
Trinitas CLO XII Ltd.
4.717%, 3M TSFR + 1.050%, 04/25/33 (144A) (b)	733,283	733,159
VCAT LLC
5.062%, 02/25/56 (144A) (g)	1,585,021	1,576,044
5.101%, 01/25/56 (144A) (g)	303,381	301,081
Venture 41 CLO Ltd.
4.805%, 3M TSFR + 1.130%, 01/20/34 (144A) (b)	2,218,879	2,220,163
Wellfleet CLO Ltd.
4.873%, 3M TSFR + 1.200%, 01/15/35 (144A) (b)	2,900,000	2,900,450
		67,062,210
Total Asset-Backed Securities (Cost $88,208,735)		87,215,248

Non-Agency Mortgage-Backed Securities—11.4%
Collateralized Mortgage Obligations — 6.6%
A&D Mortgage Trust
6.733%, 07/25/68 (144A) (g)	312,894	312,484
Adjustable Rate Mortgage Trust
5.015%, 02/25/35 (b)	20,266	20,198
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	493,855	471,155
6.191%, 03/25/64 (144A) (g)	993,672	999,057
6.285%, 02/25/64 (144A) (g)	187,471	188,011
6.394%, 10/25/63 (144A) (g)	531,234	531,723
6.435%, 05/25/63 (144A) (g)	1,392,512	1,388,583
6.505%, 06/25/63 (144A) (g)	127,614	127,704
6.602%, 09/25/63 (144A) (g)	236,922	236,593
CAFL Issuer LP
5.684%, 05/28/40 (144A) (g)	227,000	227,493
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chase Home Lending Mortgage Trust
4.728%, SOFR30A + 1.100%, 11/25/56 (144A) (b)	1,586,298	$1,573,376
CHL Mortgage Pass-Through Trust
4.609%, 07/25/34 (b)	114,461	109,319
COLT Mortgage Loan Trust
5.607%, 05/25/69 (144A) (g)	1,158,553	1,161,272
5.835%, 02/25/69 (144A) (g)	590,786	590,910
5.903%, 12/25/68 (144A) (g)	355,976	356,183
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 01/25/38	33,108	18,328
Cross Mortgage Trust
5.883%, 04/25/70 (144A) (b)	252,807	254,054
6.085%, 12/25/68 (144A) (g)	760,287	761,517
Deephaven Residential Mortgage Trust
5.735%, 07/25/69 (144A) (g)	610,285	612,483
GS Mortgage-Backed Securities Trust
4.878%, SOFR30A + 1.250%, 06/25/56 (144A) (b)	129,155	128,840
4.928%, SOFR30A + 1.300%, 02/25/56 (144A) (b)	163,776	163,860
HOMES Trust
5.554%, 01/25/70 (144A) (g)	2,240,403	2,241,560
5.915%, 07/25/69 (144A) (g)	289,960	291,017
Imperial Fund Mortgage Trust
5.941%, 02/25/68 (144A) (g)	472,167	470,895
JP Morgan Mortgage Trust
2.500%, 06/25/52 (144A) (b)	573,004	509,054
5.628%, 10/25/66 (144A)	1,442,000	1,442,686
5.919%, 06/25/54 (144A) (g)	210,996	211,445
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (b)	185,000	185,560
Merrill Lynch Mortgage Investors Trust
4.503%, 1M TSFR + 0.854%, 03/25/28 (b)	17,825	16,320
Mill City Mortgage Loan Trust
3.500%, 04/25/66 (144A) (b)	571,356	560,932
Morgan Stanley Residential Mortgage Loan Trust
4.978%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	315,472	315,964
6.152%, 12/25/68 (144A) (g)	643,061	644,462
New York Mortgage Trust
4.438%, 1M TSFR + 0.789%, 02/25/36 (b)	13,523	13,416
OBX Trust
2.500%, 10/25/51 (144A) (b)	225,057	200,688
4.413%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	165,231	164,139
5.470%, 04/25/66 (144A) (b)	1,515,000	1,512,857
5.878%, 12/25/63 (144A) (g)	293,805	294,044
5.928%, 11/25/63 (144A) (g)	417,330	417,588
6.067%, 01/25/64 (144A) (g)	232,022	232,922
6.129%, 12/25/63 (144A) (g)	368,653	369,614
6.233%, 05/25/64 (144A) (g)	566,009	568,882
6.465%, 10/25/63 (144A) (g)	1,034,270	1,035,752
Onity Loan Investment Trust
3.000%, 06/25/38 (144A) (b)	269,643	264,350
3.000%, 11/25/38 (144A) (b)	587,046	573,069
3.000%, 06/25/39 (144A) (b)	137,000	134,035
PRKCM Trust
6.333%, 03/25/59 (144A) (g)	177,993	178,708
6.431%, 05/25/59 (144A) (g)	230,459	231,757
See accompanying notes to financial statements.
BHFTI-172

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	438,795	$388,968
PRPM LLC
5.185%, 02/25/31 (144A) (g)	804,022	793,839
PSMC Trust
2.500%, 08/25/51 (144A) (b)	2,016,394	1,808,891
Sequoia Mortgage Trust
4.394%, 1M TSFR + 0.754%, 11/20/34 (b)	70,525	67,404
Station Place Securitization Trust
4.543%, 1M TSFR + 0.900%, 07/23/26 (144A) (b)	2,052,000	2,037,492
4.543%, 1M TSFR + 0.900%, 09/23/26 (144A) (b)	2,040,000	2,025,439
4.543%, 1M TSFR + 0.900%, 11/24/26 (144A) (b)	2,069,000	2,067,759
Toorak Mortgage Trust
5.524%, 02/25/40 (144A) (g)	270,000	270,241
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,004,949	948,554
3.750%, 03/25/58 (144A) (b)	220,818	213,850
3.750%, 05/25/58 (144A) (b)	1,012,731	993,376
Verus Securitization Trust
6.095%, 02/25/69 (144A) (g)	115,015	115,298
6.218%, 06/25/69 (144A) (g)	378,782	380,693
6.338%, 04/25/69 (144A) (g)	679,393	682,853
6.665%, 09/25/68 (144A) (g)	106,622	106,645
6.876%, 11/25/68 (144A) (b)	395,468	396,946
WaMu Mortgage Pass-Through Certificates Trust
4.223%, 1M TSFR + 0.574%, 04/25/45 (b)	279,223	272,417
		36,885,524
Commercial Mortgage-Backed Securities — 4.8%
Bank5
1.300%, 07/15/31 (b) (h)	11,552,000	555,767
1.438%, 07/15/58 (b) (h)	8,252,385	356,915
Bank5 Trust
1.284%, 01/15/58 (144A) (b) (h)	17,897,190	602,808
BBCMS Mortgage Trust
1.394%, 05/15/58 (b) (h)	11,511,499	456,890
Benchmark Mortgage Trust
1.472%, 10/15/58 (144A) (b) (h)	4,213,001	199,788
2.211%, 03/15/53	539,635	510,501
2.889%, 08/15/57	1,210,571	1,169,913
5.436%, 02/15/59	597,000	600,793
5.597%, 01/15/58 (b)	733,000	742,823
BMO Mortgage Trust
1.580%, 05/15/58 (b) (h)	7,921,446	347,674
BX Mortgage Trust
4.429%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,642,174
BX Trust
5.025%, 1M TSFR + 1.400%, 05/15/43 (144A) (b)	556,000	556,521
5.116%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	928,907	929,198
5.199%, 12/13/42 (144A) (b)	843,000	844,536
5.325%, 1M TSFR + 1.700%, 12/15/44 (144A) (b)	276,000	276,259
5.350%, 12/13/42 (144A) (b)	534,000	532,894
Cantor Commercial Real Estate Lending
2.942%, 01/15/53	339,550	322,420
CGMS Commercial Mortgage Trust
3.711%, 08/15/50 (b)	337,000	330,656
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
2.708%, 02/15/53	641,800	$607,961
3.154%, 11/15/49	1,132,000	1,125,512
4.408%, 06/10/51 (b)	518,000	509,705
COMM Mortgage Trust
4.568%, 02/10/48 (b)	208,015	202,293
CSAIL Commercial Mortgage Trust
1.205%, 03/15/53 (b) (h)	14,238,032	425,350
3.398%, 11/15/50	274,164	273,246
CSTL Commercial Mortgage Trust
4.713%, 11/10/42 (144A) (b)	782,000	767,219
GS Mortgage Securities Trust
0.725%, 02/13/53 (b) (h)	26,721,019	466,143
2.933%, 09/10/52	1,619,207	1,548,118
3.050%, 05/10/49	15,271	15,252
Morgan Stanley Bank of America Merrill Lynch Trust
3.994%, 12/15/49 (b)	602,000	593,004
5.384%, 11/15/58	1,135,000	1,138,259
Morgan Stanley Capital I Trust
1.363%, 07/15/52 (b) (h)	15,052,822	456,712
NYC Commercial Mortgage Trust
4.824%, 11/05/38 (144A) (b)	886,000	878,802
One Bryant Park Trust
2.516%, 09/15/54 (144A)	620,000	572,445
UBS Commercial Mortgage Trust
2.994%, 12/15/52	1,121,127	1,108,448
2.998%, 08/15/50	1,405,560	1,380,279
3.344%, 04/15/52	894,000	864,414
VRTX Trust
5.090%, 08/05/42 (144A) (b)	509,000	499,232
Wells Fargo Commercial Mortgage Trust
1.148%, 10/15/52 (b) (h)	14,748,319	400,986
2.918%, 11/15/49	221,198	220,831
4.382%, 08/15/51	433,000	423,855
4.921%, 11/15/48 (b)	4,745	4,674
		26,461,270
Total Non-Agency Mortgage-Backed Securities (Cost $65,131,909)		63,346,794

Agency Sponsored Mortgage-Backed Securities—9.7%
Agency Collateralized Mortgage Obligations — 8.6%
Federal Home Loan Mortgage Corp. REMICS
2.500%, 03/25/51 (h)	6,659,443	998,113
2.500%, 07/25/51 (h)	6,388,836	1,004,710
4.428%, SOFR30A + 0.800%, 08/25/55 (b)	2,233,656	2,234,318
4.528%, SOFR30A + 0.900%, 08/25/54 (b)	1,217,506	1,224,516
4.578%, SOFR30A + 0.950%, 06/25/54 (b)	2,883,984	2,903,457
4.578%, SOFR30A + 0.950%, 01/25/56 (b)	2,344,902	2,357,061
4.678%, SOFR30A + 1.050%, 11/25/55 (b)	984,911	992,666
4.728%, SOFR30A + 1.100%, 02/25/54 (b)	1,628,435	1,642,509
4.728%, SOFR30A + 1.100%, 06/25/54 (b)	1,048,893	1,059,009
4.728%, SOFR30A + 1.100%, 08/25/54 (b)	2,140,290	2,158,439
4.728%, SOFR30A + 1.100%, 02/25/55 (b)	1,124,897	1,134,618
4.728%, SOFR30A + 1.100%, 08/25/55 (b)	2,328,857	2,350,312
See accompanying notes to financial statements.
BHFTI-173

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.778%, SOFR30A + 1.150%, 11/25/54 (b)	577,709	$582,037
4.778%, SOFR30A + 1.150%, 03/25/55 (b)	1,445,766	1,454,128
4.778%, SOFR30A + 1.150%, 05/25/55 (b)	2,468,306	2,496,738
4.828%, SOFR30A + 1.200%, 03/25/54 (b)	939,397	947,378
4.828%, SOFR30A + 1.200%, 06/25/55 (b)	1,986,537	1,993,533
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4.478%, SOFR30A + 0.850%, 11/25/41 (144A) (b)	4,942	4,940
4.578%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	429,180	429,515
4.578%, SOFR30A + 0.950%, 09/25/45 (144A) (b)	433,275	433,927
4.728%, SOFR30A + 1.100%, 05/25/45 (144A) (b)	297,995	298,819
4.828%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	719,292	719,513
Federal National Mortgage Association Connecticut Avenue Securities Trust
4.578%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	393,391	393,639
4.628%, SOFR30A + 1.000%, 02/25/45 (144A) (b)	247,280	247,601
4.628%, SOFR30A + 1.000%, 05/25/45 (144A) (b)	286,207	286,552
4.628%, SOFR30A + 1.000%, 01/25/46 (144A) (b)	468,149	467,987
4.728%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	149,140	149,140
4.778%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	220,782	220,817
5.078%, SOFR30A + 1.450%, 03/25/45 (144A) (b)	328,385	329,957
5.128%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	623,445	623,822
Federal National Mortgage Association Interest STRIPS
3.000%, 01/25/53 (h)	6,168,717	1,081,547
Federal National Mortgage Association REMICS
4.578%, SOFR30A + 0.950%, 01/25/54 (b)	859,624	865,472
4.578%, SOFR30A + 0.950%, 11/25/54 (b)	1,257,089	1,262,925
4.598%, SOFR30A + 0.970%, 08/25/54 (b)	1,875,028	1,887,257
4.678%, SOFR30A + 1.050%, 01/25/55 (b)	1,247,452	1,257,623
4.728%, SOFR30A + 1.100%, 06/25/54 (b)	1,618,696	1,633,321
4.778%, SOFR30A + 1.150%, 12/25/53 (b)	1,592,883	1,609,014
4.828%, SOFR30A + 1.200%, 10/25/53 (b)	2,046,477	2,070,833
4.828%, SOFR30A + 1.200%, 05/25/54 (b)	1,431,265	1,447,691
Government National Mortgage Association REMICS
2.000%, 02/20/51 (h)	12,155,031	1,201,645
3.500%, 11/20/49 (h)	5,545,901	1,063,211
		47,520,310
Agency Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	2,312,056	2,184,954
3.500%, 10/01/37	2,332,183	2,228,243
Federal National Mortgage Association
4.845%, 6M RFUCCT + 0.845%, 11/01/33 (b)	178	176
5.280%, 6M RFUCCT + 1.174%, 03/01/28 (b)	213	211
5.300%, 1Y H15 + 1.675%, 11/01/32 (b)	5,348	5,384
5.413%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,220	1,219
5.477%, 6M RFUCCT + 1.430%, 02/01/36 (b)	6,054	6,084
5.491%, 6M RFUCCT + 1.400%, 03/01/35 (b)	6,916	6,935
5.538%, 6M RFUCCT + 1.538%, 09/01/35 (b)	1,839	1,861
5.540%, 6M RFUCCT + 1.415%, 12/01/32 (b)	27,150	27,167
5.564%, 6M RFUCCT + 1.545%, 04/01/36 (b)	3,616	3,692
5.570%, 6M RFUCCT + 1.570%, 11/01/35 (b)	16,403	16,767
5.620%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,230	2,273
5.645%, 1Y H15 + 2.020%, 03/01/30 (b)	10	10
5.655%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	19,113	19,361
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.665%, 6M RFUCCT + 1.415%, 06/01/32 (b)	4,827	$4,837
5.670%, 1Y H15 + 2.171%, 07/01/33 (b)	12,837	12,953
5.673%, 6M RFUCCT + 1.585%, 03/01/36 (b)	28,936	29,612
5.720%, 6M RFUCCT + 1.635%, 03/01/37 (b)	780	791
5.730%, 6M RFUCCT + 1.569%, 12/01/34 (b)	8,049	8,194
5.776%, 1Y RFUCCT + 1.602%, 03/01/33 (b)	7,571	7,633
5.777%, 1Y H15 + 2.152%, 12/01/33 (b)	16,643	16,871
5.782%, 1Y H15 + 2.066%, 07/01/33 (b)	7,328	7,343
5.800%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	23,462	23,398
5.835%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	7,631	7,796
5.875%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	10,255	10,441
5.895%, 1Y H15 + 2.270%, 01/01/32 (b)	2,475	2,452
5.900%, 1Y H15 + 2.275%, 06/01/35 (b)	27,300	27,772
5.910%, 1Y H15 + 2.285%, 02/01/35 (b)	20,938	21,347
5.916%, 1Y RFUCCT + 1.622%, 01/01/36 (b)	9,268	9,444
5.944%, 1Y RFUCCT + 1.566%, 11/01/36 (b)	85	87
5.945%, 1Y H15 + 2.256%, 09/01/36 (b)	113	115
5.971%, 1Y H15 + 2.193%, 11/01/35 (b)	285,014	290,687
5.998%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	7,191	7,362
6.023%, 1Y H15 + 2.166%, 09/01/33 (b)	491	491
6.028%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	72,801	74,828
6.030%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	526	527
6.050%, 1Y RFUCCT + 1.550%, 07/01/33 (b)	13,150	13,253
6.060%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	62,398	63,459
6.060%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	386	388
6.071%, 1Y RFUCCT + 1.820%, 03/01/36 (b)	10,246	10,446
6.090%, 1Y RFUCCT + 1.677%, 05/01/33 (b)	2,009	2,027
6.106%, 6M RFUCCT + 2.106%, 09/01/33 (b)	13,285	13,574
6.110%, 1Y H15 + 2.485%, 04/01/36 (b)	745	764
6.123%, 1Y H15 + 1.998%, 10/01/32 (b)	2,687	2,725
6.125%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	8,047	8,047
6.140%, 1Y RFUCCT + 1.712%, 09/01/35 (b)	357,854	365,786
6.150%, 1Y H15 + 2.150%, 08/01/33 (b)	27,156	27,513
6.157%, 1Y RFUCCT + 1.665%, 11/01/36 (b)	282,689	288,250
6.157%, 1Y H15 + 2.250%, 03/01/38 (b)	2,513	2,526
6.223%, 1Y H15 + 2.223%, 07/01/35 (b)	4,771	4,863
6.225%, 1Y H15 + 2.360%, 11/01/34 (b)	374,297	381,111
6.250%, 6M RFUCCT + 2.250%, 10/01/33 (b)	11,553	11,722
6.270%, 1Y H15 + 2.270%, 08/01/30 (b)	3,248	3,251
6.275%, 1Y H15 + 2.464%, 01/01/32 (b)	19	19
6.340%, 1Y H15 + 2.215%, 08/01/29 (b)	29	29
6.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	563	564
6.401%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	94,618	95,701
6.406%, 1Y RFUCCT + 1.656%, 10/01/36 (b)	547	560
6.445%, 1Y H15 + 2.320%, 07/01/28 (b)	59	59
6.448%, 1Y RFUCCT + 1.699%, 08/01/37 (b)	2,485	2,550
6.489%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	1,800	1,800
6.515%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	9,183	9,213
6.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	543	556
		6,380,074
Total Agency Sponsored Mortgage-Backed Securities (Cost $53,872,927)		53,900,384

See accompanying notes to financial statements.
BHFTI-174

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (i)—2.3%
Security Description	Principal Amount*	Value

Aerospace/Defense — 0.1%
TransDigm, Inc.
2025 Term Loan K, 5.894%, 1M TSFR + 2.250%, 03/22/30	298,248	$298,593
Airlines — 0.2%
American Airlines, Inc.
2025 Term Loan B, 6.425%, 3M TSFR + 2.750%, 05/28/32	299,244	299,743
AS Mileage Plan IP Ltd.
2025 Repriced Term Loan B, 5.425%, 3M TSFR + 1.750%, 10/15/31	134,893	134,619
United Airlines, Inc.
2026 Term Loan B, 5.403%, 1M TSFR + 1.750%, 02/22/31	296,367	296,274
WestJet Loyalty LP
2026 Term Loan B, 6.482%, 3M TSFR + 2.750%, 02/26/31 †	85,741	83,337
		813,973
Auto Parts & Equipment — 0.0%
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 6.874% - 6.915%, 1M TSFR + 3.250%, 3M TSFR + 3.250%, 02/03/33 (j)	116,682	116,877
Clarios Global LP
2025 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 01/28/32	109,431	109,618
		226,495
Beverages — 0.0%
Primo Brands Corp.
2026 Term Loan B, 6.482%, 3M TSFR + 2.750%, 03/31/31	62,266	62,606
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.
Term Loan B, 5.428%, 6M TSFR + 1.750%, 04/27/33	300,000	300,225
Building Materials — 0.1%
EMRLD Borrower LP
2024 Term Loan B, 5.894%, 1M TSFR + 2.250%, 08/04/31	69,769	69,804
Term Loan B, 5.916%, 3M TSFR + 2.250%, 05/31/30	236,341	236,444
Knife River HoldCo
2026 Term Loan B, 5.401%, 3M TSFR + 1.750%, 03/08/32	93,862	94,136
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.894%, 1M TSFR + 2.250%, 03/19/29	146,983	147,221
2025 Term Loan B, 5.894%, 1M TSFR + 2.250%, 02/10/32	88,534	88,562
		636,167
Chemicals — 0.1%
Albaugh LLC
2022 Term Loan B, 7.413%, 3M TSFR + 3.750%, 04/06/29	226,813	220,198
Solstice Advanced Materials, Inc.
Term Loan B, 5.413%, 3M TSFR + 1.750%, 10/29/32	89,811	90,241
		310,439
Commercial Services — 0.2%
Albion Financing 3 SARL
2025 USD Term Loan, 6.632%, 3M TSFR + 3.000%, 05/21/31	27,871	27,964
APi Group DE, Inc.
2026 Term Loan B, 5.394%, 1M TSFR + 1.750%, 05/16/33	299,250	299,097
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Cimpress PLC
2026 Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	147,750	$148,119
Corp. Service Co.
Term Loan B, 5.644%, 1M TSFR + 2.000%, 11/02/29	280,418	279,317
Corpay Technologies Operating Co. LLC
2025 Term Loan B, 11/05/32 (k)	37,260	37,217
PG Investment Co. 59 SARL
2025 Repriced Term Loan B, 5.732%, 3M TSFR + 2.000%, 03/26/31	82,141	82,208
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, 5.369%, 1M TSFR + 1.750%, 03/07/32	296,998	292,938
		1,166,860
Computers — 0.0%
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 8.120%, 3M TSFR + 4.500%, 11/17/31 (l)	17,464	17,839
Cosmetics/Personal Care — 0.0%
Prestige Brands, Inc.
2026 Term Loan B, 5.621%, 1M TSFR + 2.000%, 06/13/33 (l)	51,653	51,782
Distribution/Wholesale — 0.1%
Core & Main LP
2024 Term Loan D, 5.656%, 3M TSFR + 2.000%, 07/27/28	144,674	144,900
2026 Term Loan B, 06/24/33 (k)	102,612	102,708
VSE Corp.
Term Loan B, 5.613%, 1M TSFR + 2.000%, 05/05/33	41,171	41,248
		288,856
Diversified Financial Services — 0.1%
Citadel Securities LP
2024 First Lien Term Loan, 5.732%, 3M TSFR + 2.000%, 10/31/31	172,799	172,631
2026 Term Loan B, 06/10/33 (k)	113,565	113,442
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.644%, 1M TSFR + 2.000%, 05/19/31	98,617	98,344
Hudson River Trading LLC
2026 Repriced Term Loan B, 6.139%, 1M TSFR + 2.500%, 03/18/30	42,424	42,189
Jane Street Group LLC
2024 Term Loan B1, 5.666%, 3M TSFR + 2.000%, 12/15/31	193,950	192,415
Jupiter Borrower, Inc.
Term Loan B, 03/25/33 (k)	48,951	49,012
		668,033
Electric — 0.2%
Alpha Generation LLC
Term Loan B, 5.394%, 1M TSFR + 1.750%, 09/30/31	298,481	296,310
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 5.394%, 1M TSFR + 1.750%, 07/31/30	100,000	100,046
Constellation Renewables LLC
2020 Term Loan, 5.666%, 3M TSFR + 2.000%, 12/15/27	282,086	281,646
See accompanying notes to financial statements.
BHFTI-175

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
NRG Energy, Inc.
2026 Incremental Term Loan B, 5.394%, 1M TSFR + 1.750%, 04/28/33	77,000	$77,014
Pathfinder Power LLC
Term Loan B, 06/22/33 (k)	153,284	153,236
Talen Energy Supply LLC
2023 Term Loan B, 5.387%, 1M TSFR + 1.750%, 11/25/32	87,275	86,909
2024-1 Incremental Term Loan, 5.387%, 1M TSFR + 1.750%, 12/15/31	261,835	261,017
		1,256,178
Electrical Components & Equipment — 0.1%
Belden, Inc.
Term Loan, 06/10/33 (k)	94,848	95,085
Energizer Holdings, Inc.
2025 Term Loan B, 5.639%, 1M TSFR + 2.000%, 03/19/32	298,315	298,191
		393,276
Electronics — 0.0%
MV Holding GmbH
2025 USD Term Loan B, 5.644%, 1M TSFR + 2.000%, 03/17/32	22,445	22,480
TTM Technologies, Inc.
2026 Term Loan, 5.370%, 1M TSFR + 1.750%, 05/30/30	114,255	114,588
		137,068
Engineering & Construction — 0.0%
Asplundh Tree Expert LLC
2026 5th Amendment Term Loan, 5.394%, 1M TSFR + 1.750%, 05/30/33	95,195	95,195
Entertainment — 0.1%
Banijay Entertainment SAS
2025 USD Term Loan B3, 6.370%, 1M TSFR + 2.750%, 03/01/28	6	6
Caesars Entertainment, Inc.
Term Loan B, 5.894%, 1M TSFR + 2.250%, 02/06/30	85,224	82,700
DK Crown Holdings, Inc.
2025 Term Loan B, 5.374%, 1M TSFR + 1.750%, 03/04/32	298,489	298,185
Flutter Financing BV
2024 Term Loan B, 5.482%, 3M TSFR + 1.750%, 11/30/30	97,357	96,597
TKO Worldwide Holdings LLC
2026 Term Loan B, 5.412%, 3M TSFR + 1.750%, 11/21/31	252,856	252,329
		729,817
Food — 0.0%
Chobani LLC
2025 Term Loan B, 5.894%, 1M TSFR + 2.250%, 10/28/32	108,511	108,878
Froneri Lux Finco SARL
2024 USD Term Loan B4, 5.877%, 6M TSFR + 2.250%, 09/30/31	131,411	130,603
		239,481
Food Service — 0.0%
Aramark Services, Inc.
2025 Term Loan, 5.394%, 1M TSFR + 1.750%, 06/22/30	21,836	21,870
Security Description	Principal Amount*	Value

Healthcare-Products — 0.0%
McKesson Medical-Surgical Top Holdings, Inc.
Term Loan B, 5.982%, 3M TSFR + 2.250%, 06/09/32	37,184	$37,259
Healthcare-Services — 0.0%
DaVita, Inc.
2025 Term Loan B, 5.394%, 1M TSFR + 1.750%, 05/09/31	114,215	114,226
Insurance — 0.1%
Asurion LLC
2022 Term Loan B10, 7.763%, 3M TSFR + 4.000%, 08/19/28	11,287	11,282
Lockton, Inc.
Term Loan B, 5.657%, 3M TSFR + 2.000%, 05/09/33	230,000	229,713
		240,995
Internet — 0.0%
Chewy, Inc.
Term Loan B, 5.446%, 3M TSFR + 1.750%, 06/23/33	74,893	74,940
MH Sub I LLC
2024 Term Loan B4, 7.894%, 1M TSFR + 4.250%, 12/31/31	98,492	85,441
		160,381
Machinery-Diversified — 0.0%
Columbus McKinnon Corp.
2026 Term Loan B, 7.232%, 3M TSFR + 3.500%, 02/03/33	19,151	19,133
Crown Equipment Corp.
2025 1st Lien Term Loan B, 5.620%, 1M TSFR + 2.000%, 10/10/31	98,250	98,603
		117,736
Media — 0.0%
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	117,016	117,194
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 6.394%, 1M TSFR + 2.750%, 03/18/33	91,500	90,691
		207,885
Metal Fabricate/Hardware — 0.0%
Zekelman Industries, Inc.
2024 Term Loan B, 5.863%, 1M TSFR + 2.250%, 01/24/31	135,361	135,432
Oil & Gas — 0.1%
Delek U.S. Holdings, Inc.
2022 Term Loan B, 6.644%, 1M TSFR + 3.000%, 11/19/29 †	137,652	137,853
Hilcorp Energy I LP
Term Loan B, 5.389%, 1M TSFR + 1.750%, 02/11/30	112,857	112,910
		250,763
Oil & Gas Services — 0.0%
Deep Blue Operating I LLC
Term Loan, 5.902%, 3M TSFR + 2.250%, 10/01/32	49,597	49,721
Packaging & Containers — 0.0%
Owens-Illinois, Inc.
2025 Term Loan B, 6.644%, 1M TSFR + 3.000%, 09/30/32	113	111
See accompanying notes to financial statements.
BHFTI-176

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (i)—(Continued)
Foreign Government—2.0%
Security Description	Principal Amount*	Value

Pipelines — 0.2%
Colossus Acquireco LLC
2026 Term Loan B, 5.370%, 3M TSFR + 1.750%, 01/31/33	299,248	$297,602
CQP Holdco LP
2026 Term Loan B, 5.482%, 3M TSFR + 1.750%, 12/31/32	300,000	298,688
UGI Energy Services LLC
2024 Term Loan B, 6.144%, 1M TSFR + 2.500%, 02/22/30	165,163	165,617
Venture Global Calcasieu Pass LLC
2026 Term Loan B, 6.954%, 6M TSFR + 3.250%, 04/11/33	287,013	288,179
		1,050,086
Real Estate — 0.0%
Greystar Real Estate Partners LLC
2026 Term Loan B, 5.917%, 3M TSFR + 2.250%, 08/21/30	37,406	37,453
Retail — 0.2%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 5.394%, 1M TSFR + 1.750%, 09/20/30	292,655	292,692
Great Outdoors Group LLC
2025 Term Loan B, 6.894%, 1M TSFR + 3.250%, 01/23/32	207,457	208,256
Peer Holding III B.V.
2025 USD Term Loan B5B, 6.232%, 3M TSFR + 2.500%, 07/01/31	176,130	176,736
QXO, Inc.
2025 Term Loan B, 5.644%, 1M TSFR + 2.000%, 04/30/32	300,000	299,794
Raising Cane's Restaurants LLC
2025 Term Loan B, 5.644%, 1M TSFR + 2.000%, 11/03/32	298,500	297,404
		1,274,882
Software — 0.2%
Adeia, Inc.
2025 Repriced Term Loan, 6.144%, 1M TSFR + 2.500%, 06/08/28	259,890	259,890
Cotiviti Corp.
2024 Term Loan, 6.370%, 1M TSFR + 2.750%, 05/01/31	123,741	113,377
Evertec Group LLC
2023 Term Loan B, 5.894%, 1M TSFR + 2.250%, 10/30/30	20,725	20,700
Playtika Holding Corp.
2021 Term Loan B1, 6.508%, 1M TSFR + 2.750%, 03/13/28	146,889	142,965
SS&C Technologies, Inc.
2024 Term Loan B8, 5.644%, 1M TSFR + 2.000%, 05/09/31	300,000	299,801
		836,733
Transportation — 0.1%
Genesee & Wyoming, Inc.
2024 Term Loan, 5.482%, 3M TSFR + 1.750%, 04/10/31	298,481	297,586
Rand Parent LLC
2025 Term Loan B, 6.732%, 3M TSFR + 3.000%, 03/18/30	147,623	147,549
Stonepeak Nile Parent LLC
2026 Term Loan B, 5.657%, 3M TSFR + 2.000%, 04/09/32	299,250	298,899
		744,034
Total Floating Rate Loans (Cost $12,979,458)		12,972,450

Security Description	Principal Amount*	Value

Sovereign — 2.0%
Brazil Government International Bonds
3.875%, 06/12/30	290,000	$275,674
4.500%, 05/30/29	230,000	228,091
Chile Government International Bonds
4.850%, 01/22/29	340,000	342,448
Colombia Government International Bonds
4.500%, 11/26/30 (EUR)	120,000	137,438
7.375%, 04/25/30	220,000	231,770
Costa Rica Government International Bonds
6.125%, 02/19/31 (144A)	330,000	340,121
Dominican Republic International Bonds
5.950%, 01/25/27 (Reg-S)	200,000	200,870
6.000%, 07/19/28 (Reg-S)	270,000	273,267
Egypt Government International Bonds
7.600%, 03/01/29 (Reg-S)	250,000	256,937
El Salvador Government International Bonds
8.625%, 02/28/29 (Reg-S)	250,000	263,253
Guatemala Government Bonds
4.875%, 02/13/28 (144A)	460,000	458,335
Hungary Government International Bonds
5.250%, 06/16/29 (Reg-S)	450,000	455,496
Indonesia Government International Bonds
3.850%, 10/15/30	240,000	231,131
Ivory Coast Government International Bonds
6.375%, 03/03/28 (Reg-S)	400,200	405,099
Jamaica Government International Bonds
6.750%, 04/28/28	226,667	233,331
Mexico Government International Bonds
4.150%, 03/28/27 (a)	230,000	229,425
Montenegro Government International Bonds
2.550%, 10/03/29 (144A) (EUR)	250,000	274,397
Morocco Government International Bonds
5.950%, 03/08/28 (144A)	340,000	345,411
Nigeria Government International Bonds
8.375%, 03/24/29 (144A)	260,000	273,557
North Macedonia Government International Bonds
3.875%, 01/21/30 (144A) (EUR)	180,000	204,006
Oman Government International Bonds
5.625%, 01/17/28 (144A)	400,000	404,232
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	460,000	460,294
Peru Government International Bonds
2.783%, 01/23/31	590,000	543,154
Philippines Government International Bonds
9.500%, 02/02/30	380,000	441,247
Republic of Poland Government International Bonds
4.875%, 02/12/30 (a)	560,000	566,270
Republic of South Africa Government International Bonds
4.850%, 09/27/27	580,000	581,451
Republic of Uzbekistan International Bonds
7.850%, 10/12/28 (144A)	320,000	338,053
Romania Government International Bonds
2.875%, 05/26/28 (144A) (EUR)	500,000	565,347
Serbia International Bonds
6.250%, 05/26/28 (144A)	330,000	336,305
See accompanying notes to financial statements.
BHFTI-177

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Turkiye Government International Bonds
9.125%, 07/13/30	490,000	$538,921
Uruguay Government International Bonds
4.375%, 10/27/27	580,000	579,391
Total Foreign Government (Cost $11,167,448)		11,014,722

Municipals—0.4%
Curators of the University of Missouri
2.012%, 11/01/27 (Cost $2,020,097)	2,000,000	1,945,143

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (m)	40,457	659
KSouth Africa Ltd. - Class A (d) (e) (m)	8,217,950	0
Party City Holdco, Inc. (d) (e) (m)	8	0
Total Common Stocks (Cost $481,169)		659

Short-Term Investments—4.6%
Discount Note—4.2%
Federal Home Loan Bank
3.661%, 07/01/26 (n)	23,182,000	23,179,675
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $2,333,529; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $2,380,098	2,333,367	2,333,367
Total Short-Term Investments (Cost $25,515,367)		25,513,042

Securities Lending Reinvestments (o)—6.9%
Short-Term Investment Funds—4.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (p)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (p)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (p)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (p)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (p)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (p)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (p)	2,000,000	2,000,000
		23,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—2.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	$1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $2,042,927; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,569,935; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,640,976	3,569,570	3,569,570
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,461	100,000	100,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $3,002,211; collateralized by various Common Stock with an aggregate market value of $3,343,879	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $400,042; collateralized by various Common Stock with an aggregate market value of $446,105	400,000	400,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $2,007,564; collateralized by various Common Stock with an aggregate market value of $2,222,462	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTI-178

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $900,091; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $918,001	900,000	$900,000
		15,069,570
Total Securities Lending Reinvestments (Cost $38,069,570)		38,069,570
Total Investments—106.5% (Cost $596,113,223)		590,546,494
Unfunded Loan Commitments—(0.0)% (Cost $(15,566))		(15,566)
Net Investments—106.5% (Cost $596,097,657)		590,530,928
Other assets and liabilities (net)—(6.5)%		(36,183,408)
Net Assets—100.0%		$554,347,520

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was
$221,190, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $65,984,491 and the collateral received consisted of cash in the amount of $38,069,570 and non-cash collateral with a value of $30,803,920. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $2,109,594.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Interest only security.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2026.
(k)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(l)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(m)	Non-income producing security.
(n)	The rate shown represents current yield to maturity.
(o)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(p)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$208,355,400, which is 37.6% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $2,900,181, which is 0.5%
of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Delek U.S. Holdings, Inc., 6.644%, 11/19/29	07/17/25	USD	137,652	$137,515	$137,853
WestJet Loyalty LP, 6.482%, 02/26/31	01/20/26	USD	85,741	85,227	83,337
					$221,190
See accompanying notes to financial statements.
BHFTI-179

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$89,335,736	$108,875,180	$108 ,997,763	$113,603,684
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(37,413,272)	$—	$—	$—	$(37,413,272)
Foreign Government	(656,298)	—	—	—	(656,298)
Total Borrowings	$(38,069,570)	$—	$—	$—	$(38,069,570)
Gross amount of recognized liabilities for securities lending transactions					$(38,069,570)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,044,000	JPMC	07/13/26	USD	1,192,201	$1,203

Contracts to Deliver
EUR	1,044,000	JPMC	07/13/26	USD	1,229,917	36,513
EUR	1,044,000	JPMC	10/13/26	USD	1,196,785	(1,258)
Net Unrealized Appreciation						$36,458
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/26	1,103	USD	227,364,491	$(320,587)
U.S. Treasury Note 5 Year Futures	09/30/26	242	USD	25,905,344	5,086
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	167	USD	18,782,281	13,014
U.S. Treasury Ultra Long Bond Futures	09/21/26	7	USD	813,094	1,959

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/21/26	(18)	USD	(2,043,000)	(5,087)
U.S. Treasury Note 10 Year Futures	09/21/26	(488)	USD	(53,626,625)	50,595
Net Unrealized Depreciation					$(255,020)
See accompanying notes to financial statements.
BHFTI-180

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Written Options
Credit Default Swaptions	Strike Price	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	107.500	CDX.NA.HY.46.V2	Sell	07/01/26	CBNA	(2,800,000)	USD	(2,800,000)	$(2,259)	$(17)	$2,242
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.060%	Annually	09/16/33	USD	51,699,000	$343,735	$389,314	$(45,579)
Receive	12M SOFR	Annually	4.020%	Annually	09/16/31	USD	51,167,000	(233,073)	(290,306)	57,233
Receive	12M SOFR	Annually	4.040%	Annually	09/16/28	USD	29,182,000	(14,346)	(57,481)	43,135
Receive	12M SOFR	Annually	4.160%	Annually	09/16/36	USD	19,732,000	(204,862)	(225,219)	20,357
Receive	12M SOFR	Annually	4.300%	Annually	09/16/56	USD	70,000	(1,291)	(1,830)	539
Totals								$(109,837)	$(185,522)	$75,685
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V1	5.000%	Quarterly	12/20/30	2.854%	USD	725,200	$59,033	$46,114	$12,919
CDX.NA.HY.46.V1	5.000%	Quarterly	06/20/31	3.037%	USD	3,960,000	319,754	201,979	117,775
CDX.NA.IG.46.V1	1.000%	Quarterly	06/20/31	0.509%	USD	42,025,000	922,029	652,384	269,645
Totals							$1,300,816	$900,477	$400,339
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45 (25-35% Tranche)	(5.000%)	Quarterly	12/20/30	CBNA	1.428%	USD	1,400,000	$(203,825)	$(187,393)	$(16,432)
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39 (15-25% Tranche)	5.000%	Quarterly	12/20/27	JPMC	0.585%	USD	1,900,000	$120,817	$33,975	$86,842
CDX.NA.IG.41 (3-7% Tranche)	1.000%	Quarterly	12/20/28	CBNA	0.257%	USD	5,000,000	87,915	(82,637)	170,552
Totals								$208,732	$(48,662)	$257,394

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See accompanying notes to financial statements.
BHFTI-181

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $158,671 have been received at the custodian bank as collateral for OTC derivative contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$208,732	OTC swap contracts at market value (b)	$203,825
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	400,339
			Written options at value	17
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	37,716	Unrealized depreciation on forward foreign currency exchange contracts	1,258
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (c) (d)	121,264	Unrealized depreciation on centrally cleared swap contracts (c) (d)	45,579
	Unrealized appreciation on futures contracts (d) (e)	70,654	Unrealized depreciation on futures contracts (d) (e)	325,674
Total		$838,705		$576,353

(a)	Excludes OTC swap interest receivable of $3,625.
(b)	Excludes OTC swap interest payable of $1,750.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$87,915	$(87,915)	$—	$—
JPMorgan Chase Bank NA	158,533	(1,258)	(157,275)	—
	$246,448	$(89,173)	$(157,275)	$—

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$203,842	$(87,915)	$(115,927)	$—
JPMorgan Chase Bank NA	1,258	(1,258)	—	—
	$205,100	$(89,173)	$(115,927)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-182

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$(30,796)	$(131,980)	$(162,776)
Forward foreign currency transactions	—	—	94	94
Futures contracts	(1,401,908)	—	—	(1,401,908)
Swap contracts	23,153	8,178	—	31,331
Written options	—	70,675	52,084	122,759
	$(1,378,755)	$48,057	$(79,802)	$(1,410,500)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$23,863	$63,803	$87,666
Forward foreign currency transactions	—	—	40,323	40,323
Futures contracts	(198,738)	—	—	(198,738)
Swap contracts	(55,935)	280,787	—	224,852
Written options	—	(33,490)	(28,842)	(62,332)
	$(254,673)	$271,160	$75,284	$91,771
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$23,886,132
Forward foreign currency transactions	1,592,059
Futures contracts long	135,196,223
Futures contracts short	(11,795,792)
Swap contracts	172,642,974
Written options	(18,636,132)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$543,878	$—	$543,878
Aerospace/Defense	—	6,073,166	—	6,073,166
Agriculture	—	1,672,160	—	1,672,160
Airlines	—	330,356	—	330,356
Auto Manufacturers	—	1,376,684	—	1,376,684
Banks	—	56,225,367	—	56,225,367
Beverages	—	2,343,541	—	2,343,541
Biotechnology	—	624,384	—	624,384
Building Materials	—	2,819,440	—	2,819,440
Chemicals	—	1,173,242	—	1,173,242
Commercial Services	—	1,122,124	—	1,122,124
Computers	—	233,584	—	233,584
Cosmetics/Personal Care	—	3,375,069	—	3,375,069
Diversified Financial Services	—	9,280,445	—	9,280,445
Electric	—	16,322,573	—	16,322,573
Electrical Components & Equipment	—	1,119,624	—	1,119,624
Electronics	—	414,932	—	414,932
Entertainment	—	2,745,431	—	2,745,431
Food	—	4,313,659	—	4,313,659
Forest Products & Paper	—	793,300	—	793,300
See accompanying notes to financial statements.
BHFTI-183

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Gas	$—	$316,595	$—	$316,595
Healthcare-Products	—	6,061,890	—	6,061,890
Healthcare-Services	—	5,605,927	—	5,605,927
Home Builders	—	3,775,667	—	3,775,667
Home Furnishings	—	30,358	—	30,358
Insurance	—	11,635,657	—	11,635,657
Internet	—	4,310,595	—	4,310,595
Leisure Time	—	404,935	—	404,935
Lodging	—	1,872,985	—	1,872,985
Machinery-Construction & Mining	—	517,150	—	517,150
Machinery-Diversified	—	1,134,471	—	1,134,471
Media	—	917,640	—	917,640
Mining	—	1,965,732	—	1,965,732
Miscellaneous Manufacturing	—	480,262	—	480,262
Multi-National	—	1,294,623	—	1,294,623
Oil & Gas	—	4,165,609	—	4,165,609
Oil & Gas Services	—	105,269	—	105,269
Packaging & Containers	—	545,086	—	545,086
Pharmaceuticals	—	11,177,233	—	11,177,233
Pipelines	—	3,771,708	—	3,771,708
Real Estate Investment Trusts	—	6,970,433	—	6,970,433
Retail	—	3,064,055	0	3,064,055
Semiconductors	—	4,929,728	—	4,929,728
Software	—	5,708,618	—	5,708,618
Telecommunications	—	6,356,880	—	6,356,880
Toys/Games/Hobbies	—	1,214,536	—	1,214,536
Transportation	—	36,329	—	36,329
Trucking & Leasing	—	3,872,181	—	3,872,181
Total Corporate Bonds & Notes	—	205,145,111	0	205,145,111
Total U.S. Treasury & Government Agencies*	—	91,423,371	—	91,423,371
Total Asset-Backed Securities*	—	87,215,248	—	87,215,248
Total Non-Agency Mortgage-Backed Securities*	—	63,346,794	—	63,346,794
Total Agency Sponsored Mortgage-Backed Securities*	—	53,900,384	—	53,900,384
Total Floating Rate Loans (Less Unfunded Loan Commitments of $15,566)*	—	12,956,884	—	12,956,884
Total Foreign Government*	—	11,014,722	—	11,014,722
Total Municipals*	—	1,945,143	—	1,945,143
Total Common Stocks*	—	—	659	659
Total Short-Term Investments*	—	25,513,042	—	25,513,042
Securities Lending Reinvestments
Short-Term Investment Funds	23,000,000	—	—	23,000,000
Repurchase Agreements	—	15,069,570	—	15,069,570
Total Securities Lending Reinvestments	23,000,000	15,069,570	—	38,069,570
Total Net Investments	$23,000,000	$567,530,269	$659	$590,530,928
Collateral for Securities Loaned (Liability)	$—	$(38,069,570)	$—	$(38,069,570)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$37,716	$—	$37,716
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,258)	—	(1,258)
Total Forward Contracts	$—	$36,458	$—	$36,458
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$70,654	$—	$—	$70,654
Futures Contracts (Unrealized Depreciation)	(325,674)	—	—	(325,674)
Total Futures Contracts	$(255,020)	$—	$—	$(255,020)
Total Written Options at Value*	$—	$(17)	$—	$(17)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$521,603	$—	$521,603
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(45,579)	—	(45,579)
Total Centrally Cleared Swap Contracts	$—	$476,024	$—	$476,024
See accompanying notes to financial statements.
BHFTI-184

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$208,732	$—	$208,732
OTC Swap Contracts at Value (Liabilities)	—	(203,825)	—	(203,825)
Total OTC Swap Contracts	$—	$4,907	$—	$4,907

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTI-185

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b) (c)	$590,530,928
Cash denominated in foreign currencies (d)	293
Cash collateral (e)	2,590,864
OTC swap contracts at market value (f)	208,732
Unrealized appreciation on forward foreign currency exchange contracts	37,716
Receivable for:
Investments sold	855,070
Fund shares sold	11,508
Interest	4,492,710
Interest on OTC swap contracts	3,625
Variation margin on centrally cleared swap contracts	32,910
Total Assets	598,764,356
Liabilities
Due to custodian	877,520
Written options at value (g)	17
OTC swap contracts at market value (h)	203,825
Unrealized depreciation on forward foreign currency exchange contracts	1,258
Collateral for securities loaned	38,069,570
Payable for:
Investments purchased	3,992,126
Fund shares redeemed	141,681
Variation margin on futures contracts	386,555
Interest on OTC swap contracts	1,750
Accrued Expenses:
Management fees	196,700
Distribution and service fees	41,231
Deferred trustees’ fees	256,685
Other expenses	247,918
Total Liabilities	44,416,836
Net Assets	$554,347,520
Net Assets Consist of:
Paid in surplus	$713,184,906
Distributable earnings (Accumulated losses)	(158,837,386)
Net Assets	$554,347,520
Net Assets
Class A	$352,787,904
Class B	201,559,616
Capital Shares Outstanding*
Class A	41,519,708
Class B	23,834,199
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.50
Class B	8.46

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $596,097,657.
(b)	Investments at value is net of unfunded loan commitments of $15,566.
(c)	Includes securities loaned at value of $65,984,491.
(d)	Identified cost of cash denominated in foreign currencies was $299.
(e)	Includes collateral of $1,613,471 for futures contracts, $827,393 for centrally cleared swap contracts and $150,000 for OTC derivative contracts.
(f)	Net premium received on OTC swap contracts was $48,662.
(g)	Premiums received on written options were $2,259.
(h)	Net premium received on OTC swap contracts was $187,393.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$13,213,855
Securities lending income, net	45,587
Total investment income	13,259,442
Expenses
Management fees	1,411,022
Administration fees	26,946
Custodian and accounting fees	46,332
Distribution and service fees—Class B	255,259
Audit and tax services	54,065
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	13,041
Insurance	2,475
Miscellaneous	9,720
Total expenses	1,881,849
Less management fee waiver	(202,799)
Net expenses	1,679,050
Net Investment Income	11,580,392
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,432,432)
Purchased options	(162,776)
Futures contracts	(1,401,908)
Written options	122,759
Swap contracts	31,331
Foreign currency transactions	(152)
Forward foreign currency transactions	94
Net realized gain (loss)	(2,843,084)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,243,135)
Purchased options	87,666
Futures contracts	(198,738)
Written options	(62,332)
Swap contracts	224,852
Foreign currency transactions	1,360
Forward foreign currency transactions	40,323
Net change in unrealized appreciation (depreciation)	(3,150,004)
Net realized and unrealized gain (loss)	(5,993,088)
Net Increase (Decrease) in Net Assets From Operations	$5,587,304
See accompanying notes to financial statements.
BHFTI-186

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,580,392	$24,942,680
Net realized gain (loss)	(2,843,084)	1,094,545
Net change in unrealized appreciation (depreciation)	(3,150,004)	5,908,655
Increase (decrease) in net assets from operations	5,587,304	31,945,880
From Distributions to Shareholders
Class A	(17,309,823)	(19,373,385)
Class B	(9,381,029)	(10,676,742)
Total distributions	(26,690,852)	(30,050,127)
Increase (decrease) in net assets from capital share transactions	(340,466)	(76,427,469)
Total increase (decrease) in net assets	(21,444,014)	(74,531,716)
Net Assets
Beginning of period	575,791,534	650,323,250
End of period	$554,347,520	$575,791,534

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	184,461	$1,643,408	240,502	$2,159,609
Reinvestments	2,041,253	17,309,823	2,255,342	19,373,385
Redemptions	(1,903,327)	(16,867,369)	(9,609,699)	(85,768,108)
Net increase (decrease)	322,387	$2,085,862	(7,113,855)	$(64,235,114)
Class B
Sales	1,262,679	$11,108,784	2,834,709	$24,817,970
Reinvestments	1,111,496	9,381,029	1,248,742	10,676,742
Redemptions	(2,597,487)	(22,916,141)	(5,422,972)	(47,687,067)
Net increase (decrease)	(223,312)	$(2,426,328)	(1,339,521)	$(12,192,355)
Increase (decrease) derived from capital shares transactions		$(340,466)		$(76,427,469)
See accompanying notes to financial statements.
BHFTI-187

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.84	$8.84	$8.79	$8.62	$9.31	$9.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.37	0.34	0.30	0.16	0.10
Net realized and unrealized gain (loss)	(0.09)	0.10	0.08	0.19	(0.58)	(0.04)
Total income (loss) from investment operations	0.10	0.47	0.42	0.49	(0.42)	0.06
Less Distributions
Distributions from net investment income	(0.44)	(0.47)	(0.37)	(0.32)	(0.27)	(0.20)
Total distributions	(0.44)	(0.47)	(0.37)	(0.32)	(0.27)	(0.20)
Net Asset Value, End of Period	$8.50	$8.84	$8.84	$8.79	$8.62	$9.31
Total Return (%) (b)	1.12 (c)	5.51	4.93	5.84	(4.54)	0.62
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.57	0.56	0.57	0.56	0.55
Net ratio of expenses to average net assets (%) (e)	0.51 (d)	0.50	0.48	0.48	0.47	0.46
Ratio of net investment income (loss) to average net assets (%)	4.24 (d)	4.22	3.89	3.44	1.82	1.01
Portfolio turnover rate (%)	36 (c)	70	63	60	56	78
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	—	—	—	49	50
Net assets, end of period (in millions)	$352.8	$364.3	$427.1	$496.0	$529.3	$716.9

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.79	$8.79	$8.74	$8.57	$9.25	$9.40
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.35	0.32	0.28	0.14	0.07
Net realized and unrealized gain (loss)	(0.09)	0.10	0.08	0.19	(0.58)	(0.04)
Total income (loss) from investment operations	0.08	0.45	0.40	0.47	(0.44)	0.03
Less Distributions
Distributions from net investment income	(0.41)	(0.45)	(0.35)	(0.30)	(0.24)	(0.18)
Total distributions	(0.41)	(0.45)	(0.35)	(0.30)	(0.24)	(0.18)
Net Asset Value, End of Period	$8.46	$8.79	$8.79	$8.74	$8.57	$9.25
Total Return (%) (b)	0.97 (c)	5.25	4.69	5.59	(4.74)	0.28
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.82	0.81	0.82	0.81	0.80
Net ratio of expenses to average net assets (%) (e)	0.76 (d)	0.75	0.73	0.73	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	3.99 (d)	3.98	3.65	3.20	1.58	0.76
Portfolio turnover rate (%)	36 (c)	70	63	60	56	78
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	—	—	—	49	50
Net assets, end of period (in millions)	$201.6	$211.5	$223.2	$225.8	$226.4	$278.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-188

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—79.4% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.8%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD) (Reg-S)	6,419,000	$3,500,070
2.000%, 03/08/33 (AUD)	12,458,000	7,183,579
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (Reg-S)	15,808,000	8,502,039
2.000%, 08/22/33 (AUD)	9,320,000	5,286,119
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	11,357,689
2.250%, 11/20/34 (AUD)	2,047,000	1,132,177
		36,961,673
Brazil — 8.4%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	122,391,000	20,613,719
10.000%, 01/01/33 (BRL)	52,045,000	8,369,483
		28,983,202
Colombia — 3.8%
Colombia TES
6.250%, 07/09/36 (COP)	4,082,000,000	814,783
7.250%, 10/18/34 (COP)	11,954,000,000	2,646,322
9.250%, 05/28/42 (COP)	18,685,000,000	4,436,282
13.250%, 02/09/33 (COP)	16,739,000,000	5,152,518
		13,049,905
Egypt — 6.7%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	2,830,000	2,767,301
8.700%, 03/01/49 (144A)	1,700,000	1,674,097
8.750%, 09/30/51 (144A)	1,430,000	1,412,515
8.875%, 05/29/50 (144A)	3,810,000	3,795,313
Egypt Treasury Bills
23.614%, 09/22/26 (EGP) (a)	244,500,000	4,730,044
24.868%, 02/23/27 (EGP) (a)	500,000,000	8,781,416
		23,160,686
Ghana — 0.1%
Ghana Government International Bonds
5.000%, 07/03/35 (144A) (b)	270,000	250,479
Greece — 1.5%
Hellenic Republic Government Bonds
3.375%, 06/15/34 (EUR) (Reg-S)	2,265,000	2,600,558
4.250%, 06/15/33 (EUR) (Reg-S)	2,004,000	2,442,567
		5,043,125
India — 6.0%
India Government Bonds
6.790%, 05/15/27 (INR)	24,810,000	263,550
6.790%, 10/07/34 (INR)	234,400,000	2,474,125
7.100%, 04/18/29 (INR)	131,600,000	1,419,403
7.100%, 04/08/34 (INR)	95,110,000	1,022,538
7.180%, 08/14/33 (INR)	778,400,000	8,424,078
7.260%, 08/22/32 (INR)	658,300,000	7,159,737
		20,763,431
Security Description	Principal Amount*	Value
Malaysia — 9.2%
Malaysia Government Bonds
3.582%, 07/15/32 (MYR)	29,727,000	$7,310,565
3.733%, 06/15/28 (MYR)	7,220,000	1,787,828
3.885%, 08/15/29 (MYR)	1,440,000	359,320
3.899%, 11/16/27 (MYR)	72,760,000	18,025,509
4.498%, 04/15/30 (MYR)	16,474,000	4,204,085
		31,687,307
Mexico — 4.0%
Mexico Bonos
7.750%, 05/29/31 (MXN)	19,550,000	1,085,968
8.500%, 03/01/29 (MXN)	35,670,000	2,068,299
8.500%, 05/31/29 (MXN)	86,600,000	5,017,031
8.500%, 02/28/30 (MXN)	99,060,000	5,700,701
		13,871,999
Norway — 4.8%
Norway Government Bonds
1.750%, 02/17/27 (NOK) (Reg-S)	164,831,000	16,367,931
Panama — 4.7%
Panama Government International Bonds
2.252%, 09/29/32	340,000	284,920
3.298%, 01/19/33	290,000	256,403
6.400%, 02/14/35	1,730,000	1,826,880
6.700%, 01/26/36 (c)	310,000	333,033
6.875%, 01/31/36	1,970,000	2,147,300
8.000%, 03/01/38	9,500,000	11,153,475
		16,002,011
South Africa — 8.0%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	167,321,000	10,158,968
8.750%, 01/31/44 (ZAR)	81,417,600	4,873,214
8.875%, 02/28/35 (ZAR)	19,320,000	1,221,826
9.000%, 01/31/40 (ZAR)	180,730,000	11,149,000
		27,403,008
South Korea — 3.4%
Korea Treasury Bonds
3.125%, 09/10/27 (KRW)	18,121,100,000	11,644,724
Spain — 4.5%
Spain Government Bonds
3.150%, 04/30/35 (EUR) (Reg-S)	12,510,000	14,231,464
3.550%, 10/31/33 (EUR) (Reg-S)	1,037,000	1,222,683
		15,454,147
Uruguay — 3.5%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (d)	437,339,342	12,071,511
Total Foreign Government (Cost $260,648,373)		272,715,139

See accompanying notes to financial statements.
BHFTI-189

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—4.3%
Security Description	Principal Amount*	Value

Supranational — 4.3%
International Bank for Reconstruction & Development
6.890%, 02/06/30 (INR)	900,000,000	$9,356,663
7.070%, 06/26/29 (MXN)	98,200,000	5,513,239
		14,869,902
Total Corporate Bonds & Notes (Cost $16,030,499)		14,869,902

Short-Term Investments—14.8%
Discount Note — 14.6%
Federal Home Loan Bank
3.660%, 07/01/26 (a)	50,175,000	50,169,969
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $794,228; collateralized by U.S. Treasury Inflation-Indexed Note at 0.500%, maturing 01/15/28, with a market value of $810,101	794,173	794,173
Total Short-Term Investments (Cost $50,969,173)		50,964,142
Total Investments—98.5% (Cost $327,648,045)		338,549,183
Other assets and liabilities (net)—1.5%		5,097,728
Net Assets—100.0%		$343,646,911

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $268,575 and the collateral received consisted of non-cash collateral with a value of $282,528. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(d)	Principal amount of security is adjusted for inflation.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$9,899,705, which is 2.9% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $48,867,312, which is
14.2% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$0	$0	$14,457,282
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	2,435,700,000	HSBC	09/08/26	USD	2,725,076	$(80,608)
CLP	1,979,400,000	HSBC	09/14/26	USD	2,159,974	(10,847)
CLP	2,238,400,000	HSBC	09/21/26	USD	2,521,629	(91,201)
CLP	1,521,500,000	JPMC	07/23/26	USD	1,705,909	(55,043)
EGP	171,631,000	HSBC	09/15/26	USD	3,200,877	180,714
JPY	187,851,130	JPMC	07/27/26	USD	1,238,756	(81,155)
JPY	4,188,844,000	MSB	08/10/26	USD	27,086,137	(1,244,289)
JPY	4,611,202,000	MSB	09/17/26	USD	29,421,536	(885,766)
See accompanying notes to financial statements.
BHFTI-190

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	4,611,202,000	MSB	12/16/26	USD	29,292,724	$(537,138)
KRW	19,421,000,000	JPMC	12/14/26	USD	12,813,222	(224,840)
MXN	10,878,660	BNP	08/31/26	USD	623,984	(4,967)
MXN	3,953,377	BNP	09/10/26	USD	224,868	(96)
MXN	22,784,239	HSBC	08/31/26	USD	1,306,511	(10,044)
MXN	4,025,000	HSBC	09/10/26	USD	229,035	(191)
MXN	239,610,000	JPMC	08/31/26	USD	13,741,154	(106,885)
RSD	188,900,280	DBAG	07/20/26	USD	1,863,436	(25,511)
RSD	831,323,473	DBAG	09/16/26	USD	8,140,899	(64,481)
RSD	104,954,000	DBAG	10/01/26	USD	1,021,947	(2,721)
THB	141,862,000	HSBC	07/02/26	USD	4,253,733	16,582

Contracts to Deliver
CNH	46,887,460	HSBC	07/15/26	USD	6,908,554	(1,960)
CNH	35,742,451	JPMC	08/21/26	USD	5,287,971	7,067
CNH	167,009,000	MSB	07/27/26	USD	24,231,384	(401,925)
EUR	4,408,795	BBP	07/16/26	USD	5,179,893	139,551
EUR	8,779,000	JPMC	07/16/26	USD	10,315,676	279,111
THB	161,718,000	CBNA	10/02/26	USD	4,953,761	48,459
THB	160,886,000	CBNA	10/05/26	USD	4,953,776	72,304
THB	120,933,000	DBAG	09/16/26	USD	3,715,322	52,166
THB	120,814,000	DBAG	10/05/26	USD	3,715,319	49,679
THB	141,862,000	HSBC	07/02/26	USD	4,334,563	64,248
THB	101,777,000	HSBC	08/03/26	USD	3,096,114	24,481
THB	137,139,000	HSBC	09/16/26	USD	4,210,722	56,673
THB	141,862,000	HSBC	10/01/26	USD	4,266,526	(36,125)
THB	141,140,000	HSBC	10/02/26	USD	4,334,554	53,432
Net Unrealized Depreciation						$(2,821,326)
Securities in the amount of $174,078 and cash in the amount of $240,000 have been received at the custodian bank as collateral for OTC derivative contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$1,044,467	Unrealized depreciation on forward foreign currency exchange contracts	$3,865,793
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$139,551	$—	$—	$139,551
Citibank NA	120,763	—	(120,763)	—
Deutsche Bank AG	101,845	(92,713)	—	9,132
HSBC Bank PLC	396,130	(230,976)	(165,154)	—
JPMorgan Chase Bank NA	286,178	(286,178)	—	—
	$1,044,467	$(609,867)	$(285,917)	$148,683
See accompanying notes to financial statements.
BHFTI-191

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
BNP Paribas SA	$5,063	$—	$—	$5,063
Deutsche Bank AG	92,713	(92,713)	—	—
HSBC Bank PLC	230,976	(230,976)	—	—
JPMorgan Chase Bank NA	467,923	(286,178)	(90,000)	91,745
Morgan Stanley Bank NA	3,069,118	—	(2,671,600)	397,518
	$3,865,793	$(609,867)	$(2,761,600)	$494,326

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$(4,513,130)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$(560,075)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$243,093,696

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$272,715,139	$—	$272,715,139
Total Corporate Bonds & Notes*	—	14,869,902	—	14,869,902
Total Short-Term Investments*	—	50,964,142	—	50,964,142
Total Investments	$—	$338,549,183	$—	$338,549,183
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	1,044,467	—	1,044,467
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,865,793)	—	(3,865,793)
Total Forward Contracts	$—	$(2,821,326)	$—	$(2,821,326)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-192

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$338,549,183
Cash denominated in foreign currencies (c)	406,054
Cash collateral for OTC derivative contracts	2,761,600
Unrealized appreciation on forward foreign currency exchange contracts	1,044,467
Receivable for:
Collateral due from broker	100,000
Fund shares sold	67,505
Interest	5,773,941
Total Assets	348,702,750
Liabilities
Due to custodian	419,178
Unrealized depreciation on forward foreign currency exchange contracts	3,865,793
Payable for:
Fund shares redeemed	19,095
Accrued Expenses:
Management fees	158,016
Distribution and service fees	5,622
Deferred trustees’ fees	269,684
Other expenses	318,451
Total Liabilities	5,055,839
Net Assets	$343,646,911
Net Assets Consist of:
Paid in surplus	$448,646,486
Distributable earnings (Accumulated losses)	(104,999,575)
Net Assets	$343,646,911
Net Assets
Class A	$316,238,969
Class B	27,407,942
Capital Shares Outstanding*
Class A	38,416,115
Class B	3,423,265
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.23
Class B	8.01

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $327,648,045.
(b)	Includes securities loaned at value of $268,575.
(c)	Identified cost of cash denominated in foreign currencies was $401,369.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest (a)	$11,742,259
Securities lending income, net	549
Total investment income	11,742,808
Expenses
Management fees	1,033,265
Administration fees	22,924
Custodian and accounting fees	69,121
Distribution and service fees—Class B	34,623
Audit and tax services	46,818
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	9,084
Insurance	1,447
Miscellaneous	23,518
Total expenses	1,303,789
Less management fee waiver	(68,884)
Net expenses	1,234,905
Net Investment Income	10,507,903
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(4,360,836)
Foreign currency transactions	(86,576)
Forward foreign currency transactions	(4,513,130)
Net realized gain (loss)	(8,960,542)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	6,838,696
Foreign currency transactions	(101,453)
Forward foreign currency transactions	(560,075)
Net change in unrealized appreciation (depreciation)	6,177,168
Net realized and unrealized gain (loss)	(2,783,374)
Net Increase (Decrease) in Net Assets From Operations	$7,724,529

(a)	Net of foreign withholding taxes of $373,562.
(b)	Net of foreign capital gains tax of $5,703.
(c)	Includes change in foreign capital gains tax of $14,707.
See accompanying notes to financial statements.
BHFTI-193

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,507,903	$24,666,315
Net realized gain (loss)	(8,960,542)	(27,717,677)
Net change in unrealized appreciation (depreciation)	6,177,168	66,142,477
Increase (decrease) in net assets from operations	7,724,529	63,091,115
From Distributions to Shareholders
Class A	(3,012,413)	0
Class B	(197,076)	0
Total distributions	(3,209,489)	0
Increase (decrease) in net assets from capital share transactions	(11,636,014)	(151,046,176)
Total increase (decrease) in net assets	(7,120,974)	(87,955,061)
Net Assets
Beginning of period	350,767,885	438,722,946
End of period	$343,646,911	$350,767,885

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	46,248	$383,020	322,023	$2,352,256
Reinvestments	364,699	3,012,413	0	0
Redemptions	(1,639,837)	(13,659,357)	(19,536,758)	(149,129,427)
Net increase (decrease)	(1,228,890)	$(10,263,924)	(19,214,735)	$(146,777,171)
Class B
Sales	79,006	$639,948	158,292	$1,159,690
Reinvestments	24,542	197,076	0	0
Redemptions	(274,066)	(2,209,114)	(727,147)	(5,428,695)
Net increase (decrease)	(170,518)	$(1,372,090)	(568,855)	$(4,269,005)
Increase (decrease) derived from capital shares transactions		$(11,636,014)		$(151,046,176)
See accompanying notes to financial statements.
BHFTI-194

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.13	$6.97	$7.85	$7.57	$7.92	$8.31
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.49	0.41	0.24	0.05	0.17
Net realized and unrealized gain (loss)	(0.07)	0.67	(1.29)	0.04	(0.40)	(0.56)
Total income (loss) from investment operations	0.18	1.16	(0.88)	0.28	(0.35)	(0.39)
Less Distributions
Distributions from net investment income	(0.08)	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.08)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$8.23	$8.13	$6.97	$7.85	$7.57	$7.92
Total Return (%) (b)	2.20 (c)	16.64	(11.21)	3.70	(4.42)	(4.69)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.73	0.72	0.72	0.70	0.69
Net ratio of expenses to average net assets (%) (e)	0.70 (d)	0.69	0.72	0.72	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	6.12 (d)	6.34	5.45	3.16	0.67	2.09
Portfolio turnover rate (%)	0 (c)	21	39	71	29	41
Net assets, end of period (in millions)	$316.2	$322.4	$410.4	$543.3	$579.6	$871.7

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.90	$6.79	$7.67	$7.41	$7.77	$8.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.46	0.39	0.21	0.03	0.15
Net realized and unrealized gain (loss)	(0.06)	0.65	(1.27)	0.05	(0.39)	(0.56)
Total income (loss) from investment operations	0.17	1.11	(0.88)	0.26	(0.36)	(0.41)
Less Distributions
Distributions from net investment income	(0.06)	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.06)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$8.01	$7.90	$6.79	$7.67	$7.41	$7.77
Total Return (%) (b)	2.12 (c)	16.35	(11.47)	3.51	(4.63)	(5.01)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.99 (d)	0.98	0.97	0.97	0.95	0.94
Net ratio of expenses to average net assets (%) (e)	0.95 (d)	0.94	0.97	0.97	0.95	0.94
Ratio of net investment income (loss) to average net assets (%)	5.87 (d)	6.13	5.29	2.91	0.44	1.85
Portfolio turnover rate (%)	0 (c)	21	39	71	29	41
Net assets, end of period (in millions)	$27.4	$28.4	$28.3	$31.8	$34.1	$42.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-195

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Axon Enterprise, Inc. (a) (b)	11,095	$6,219,968
Boeing Co. (b)	36,691	7,942,501
Loar Holdings, Inc. (a) (b)	117,918	9,505,370
Northrop Grumman Corp.	19,126	9,741,063
		33,408,902
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	45,985	8,660,815
Hub Group, Inc. - Class A (a)	84,427	3,697,058
		12,357,873
Automobile Components — 0.0%
Goodyear Tire & Rubber Co. (a) (b)	125,458	828,023
Automobiles — 1.1%
Tesla, Inc. (b)	64,921	27,305,773
Banks — 1.4%
Fifth Third Bancorp	324,594	18,297,364
Wells Fargo & Co.	227,555	18,805,145
		37,102,509
Beverages — 1.5%
Anheuser-Busch InBev SA (ADR) (a)	35,157	2,896,937
Coca-Cola Co.	245,793	19,975,597
Monster Beverage Corp. (b)	108,191	10,399,319
Vita Coco Co., Inc. (a) (b)	79,759	5,275,260
		38,547,113
Biotechnology — 2.0%
AbbVie, Inc.	28,283	7,117,134
Amgen, Inc.	35,794	12,961,723
BioCryst Pharmaceuticals, Inc. (b)	72,884	728,840
Bridgebio Pharma, Inc. (a) (b)	64,263	4,786,308
Cytokinetics, Inc. (a) (b)	51,660	4,400,915
Incyte Corp. (b)	15,921	1,804,805
Insmed, Inc. (b)	39,190	4,178,438
Kymera Therapeutics, Inc. (a) (b)	33,503	3,841,789
Moderna, Inc. (a) (b)	7,805	546,584
Natera, Inc. (b)	7,013	1,903,679
Spyre Therapeutics, Inc. (a) (b)	8,163	724,711
Vertex Pharmaceuticals, Inc. (b)	17,601	8,742,945
Zenas Biopharma, Inc. (a) (b)	24,809	629,653
		52,367,524
Broadline Retail — 5.1%
Amazon.com, Inc. (b)	547,138	130,404,871
Building Products — 1.5%
AAON, Inc. (a)	111,770	14,179,142
Builders FirstSource, Inc. (a) (b)	22,620	2,024,038
Johnson Controls International PLC	61,949	9,051,368
Modine Manufacturing Co. (a) (b)	10,841	2,894,764
Trex Co., Inc. (b)	211,811	10,599,022
		38,748,334
Security Description	Shares	Value
Capital Markets — 4.8%
ARES Management Corp. - Class A	77,790	$8,658,805
Bank of New York Mellon Corp.	196,044	28,349,923
Blackrock, Inc.	31,934	30,706,457
Goldman Sachs Group, Inc.	45,659	46,178,143
KKR & Co., Inc.	106,988	9,819,358
		123,712,686
Chemicals — 1.4%
Celanese Corp. (a)	53,138	2,444,348
Linde PLC	32,878	17,061,709
PPG Industries, Inc. (a)	76,241	9,247,271
Sherwin-Williams Co.	22,647	7,797,815
		36,551,143
Commercial Services & Supplies — 1.1%
Clean Harbors, Inc. (b)	55,112	16,464,710
Tetra Tech, Inc. (a)	128,292	3,706,356
Waste Connections, Inc.	51,984	8,665,213
		28,836,279
Construction & Engineering — 0.4%
Primoris Services Corp. (a)	107,642	10,669,475
Construction Materials — 0.5%
James Hardie Industries PLC (a) (b)	478,859	12,536,529
Consumer Staples Distribution & Retail — 2.5%
Casey's General Stores, Inc.	5,283	4,198,876
U.S. Foods Holding Corp. (a) (b)	294,341	30,096,367
Walmart, Inc.	258,715	29,302,061
		63,597,304
Containers & Packaging — 0.2%
Packaging Corp. of America	24,150	5,754,462
Distributors — 0.4%
Pool Corp. (a)	54,196	11,646,720
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp. - Class A (a) (b)	24,510	4,187,779
Electric Utilities — 0.3%
NRG Energy, Inc.	54,089	7,900,239
Electrical Equipment — 1.2%
Eaton Corp. PLC	27,732	11,817,160
Regal Rexnord Corp.	34,148	8,133,712
Vertiv Holdings Co. - Class A	36,361	12,174,390
		32,125,262
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd. (b)	73,813	11,962,873
Entertainment — 1.0%
Netflix, Inc. (b)	43,907	3,134,960
Spotify Technology SA (b)	17,856	8,198,225
See accompanying notes to financial statements.
BHFTI-196

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Walt Disney Co. (a)	143,733	$13,834,301
		25,167,486
Financial Services — 3.2%
Berkshire Hathaway, Inc. - Class B (b)	69,125	34,589,459
Equitable Holdings, Inc.	187,983	8,248,694
Mastercard, Inc. - Class A	76,882	39,486,595
		82,324,748
Food Products — 0.4%
Freshpet, Inc. (a) (b)	57,022	3,371,141
Mondelez International, Inc. - Class A	101,390	5,864,397
		9,235,538
Gas Utilities — 0.3%
Atmos Energy Corp.	41,835	7,206,915
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc.	48,000	3,737,760
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	36,985	3,356,019
Dexcom, Inc. (b)	28,156	1,896,307
Edwards Lifesciences Corp. (b)	79,066	7,152,310
Intuitive Surgical, Inc. (b)	7,512	2,987,372
LivaNova PLC (a) (b)	29,184	2,399,800
STERIS PLC	22,501	4,738,036
Stryker Corp.	7,680	2,417,971
		24,947,815
Health Care Providers & Services — 1.6%
Alignment Healthcare, Inc. (a) (b)	337,944	8,046,447
Cardinal Health, Inc.	39,065	9,280,281
Guardian Pharmacy Services, Inc. - Class A (a) (b)	97,308	4,074,286
Humana, Inc.	22,193	8,815,503
UnitedHealth Group, Inc.	28,449	11,824,258
		42,040,775
Health Care REITs — 0.9%
Welltower, Inc.	97,564	22,144,101
Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc. - Class A (b)	201,586	28,846,957
Hyatt Hotels Corp. - Class A (a)	96,484	18,702,458
Marriott International, Inc. - Class A	43,090	15,968,723
Navan, Inc. - Class A (a) (b)	64,407	1,472,988
Royal Caribbean Cruises Ltd. (a)	34,895	11,080,209
Starbucks Corp.	158,540	16,201,203
		92,272,538
Household Products — 0.1%
Church & Dwight Co., Inc. (a)	38,317	3,712,151
Insurance — 1.7%
Arch Capital Group Ltd. (b)	73,904	7,173,122
Chubb Ltd.	34,274	11,678,523
Security Description	Shares	Value
Insurance—(Continued)
Everest Group Ltd.	16,936	$6,050,047
Hamilton Insurance Group Ltd. - Class B	113,571	3,854,600
Marsh & McLennan Cos., Inc.	92,337	15,389,808
		44,146,100
Interactive Media & Services — 6.6%
Alphabet, Inc. - Class A	356,212	127,299,483
Meta Platforms, Inc. - Class A	75,697	42,639,363
		169,938,846
IT Services — 1.1%
Akamai Technologies, Inc. (a) (b)	28,365	3,353,026
International Business Machines Corp.	21,371	6,009,739
MongoDB, Inc. (b)	10,633	3,571,625
Okta, Inc. (b)	30,764	4,197,748
Snowflake, Inc. - Class A (b)	29,625	7,539,562
Twilio, Inc. - Class A (b)	13,439	2,772,869
		27,444,569
Life Sciences Tools & Services — 1.6%
Danaher Corp.	15,785	3,006,727
ICON PLC (a) (b)	40,726	7,074,513
Illumina, Inc. (b)	18,840	3,312,637
Mettler-Toledo International, Inc. (a) (b)	5,248	6,704,373
Revvity, Inc.	40,176	4,469,982
Thermo Fisher Scientific, Inc.	12,436	6,234,913
Waters Corp. (b)	15,730	5,899,379
West Pharmaceutical Services, Inc.	9,639	3,460,401
		40,162,925
Machinery — 0.6%
Cummins, Inc.	6,442	4,594,499
IDEX Corp.	30,193	6,852,301
Middleby Corp. (b)	21,705	3,733,477
		15,180,277
Media — 0.2%
EchoStar Corp. - Class A (a) (b)	12,368	1,255,352
New York Times Co. - Class A (a)	69,661	4,874,877
		6,130,229
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	41,910	2,635,720
Newmont Corp.	31,262	2,919,871
		5,555,591
Multi-Utilities — 2.1%
CMS Energy Corp.	283,618	21,696,777
Dominion Energy, Inc.	250,912	17,134,781
Sempra	164,785	15,277,217
		54,108,775
Oil, Gas & Consumable Fuels — 3.7%
Devon Energy Corp.	213,192	8,809,094
Exxon Mobil Corp.	311,188	42,545,623
See accompanying notes to financial statements.
BHFTI-197

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	42,196	$10,788,251
Shell PLC (ADR) (a)	207,550	16,093,427
Targa Resources Corp.	59,161	15,863,431
		94,099,826
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	26,165	2,450,614
Personal Care Products — 0.3%
Unilever PLC (ADR)	118,684	7,135,282
Pharmaceuticals — 3.9%
AstraZeneca PLC (ADR)	38,937	7,383,234
Avalyn Pharma, Inc. (a) (b)	11,584	381,345
Definium Therapeutics, Inc. (a) (b)	14,109	663,687
Eli Lilly & Co.	36,118	43,321,013
GSK PLC (ADR) (a)	125,546	6,581,121
Haleon PLC (ADR) (a)	642,457	5,994,124
Johnson & Johnson	40,039	10,168,705
Merck & Co., Inc.	169,507	21,781,650
Structure Therapeutics, Inc. (ADR) (a) (b)	52,971	2,842,954
Teva Pharmaceutical Industries Ltd. (ADR) (b)	43,063	1,458,974
Viatris, Inc.	33,900	538,332
		101,115,139
Professional Services — 0.1%
Parsons Corp. (a) (b)	70,308	3,683,436
Semiconductors & Semiconductor Equipment — 20.4%
Advanced Micro Devices, Inc. (b)	88,182	51,225,806
Broadcom, Inc.	241,590	91,260,622
Cerebras Systems, Inc. - Class A (b)	36,787	8,129,927
Credo Technology Group Holding Ltd. (b)	53,930	14,666,264
Intel Corp. (b)	48,155	6,723,883
KLA Corp.	97,732	29,486,722
Micron Technology, Inc.	61,784	71,316,653
NVIDIA Corp.	1,091,638	218,425,847
QUALCOMM, Inc.	71,314	13,178,114
Texas Instruments, Inc.	72,777	21,692,640
		526,106,478
Software — 6.9%
Crowdstrike Holdings, Inc. - Class A (b)	7,283	5,557,949
Datadog, Inc. - Class A (b)	19,550	5,090,038
Fortinet, Inc. (b)	6,715	1,031,558
Microsoft Corp.	294,996	110,039,408
Oracle Corp.	95,801	14,039,637
Palantir Technologies, Inc. - Class A (b)	68,450	7,986,061
Palo Alto Networks, Inc. (b)	44,289	15,103,435
Samsara, Inc. - Class A (a) (b)	120,299	3,901,297
ServiceNow, Inc. (b)	9,630	956,066
Synopsys, Inc. (b)	31,427	14,018,642
		177,724,091
Specialized REITs — 0.1%
Iron Mountain, Inc.	11,023	1,392,315
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 0.7%
Ross Stores, Inc.	86,304	$18,369,806
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	479,350	138,704,716
Sandisk Corp. (b)	7,585	17,246,242
Seagate Technology Holdings PLC	24,888	24,016,920
		179,967,878
Tobacco — 0.9%
British American Tobacco PLC (ADR)	72,103	4,453,081
Philip Morris International, Inc.	105,319	19,053,261
		23,506,342
Trading Companies & Distributors — 1.0%
EquipmentShare.com, Inc. - Class A (a) (b)	216,874	4,263,743
Ferguson Enterprises, Inc.	27,847	6,608,928
WESCO International, Inc.	34,655	11,970,877
WW Grainger, Inc.	2,047	2,784,739
		25,628,287
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	27,181	4,559,069
Total Common Stocks (Cost $2,013,621,253)		2,561,747,375

Short-Term Investments—0.5%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $12,515,767; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $12,765,372	12,514,897	12,514,897
Total Short-Term Investments (Cost $12,514,897)		12,514,897

Securities Lending Reinvestments (c)—4.0%
Short-Term Investment Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTI-198

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 3.530% (d)	500,000	$500,000
		32,500,000

Certificates of Deposit—0.3%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	1,000,000	991,880
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (e)	2,000,000	2,000,494
Nordea Bank Abp
3.920%, SOFR + 0.300%, 10/02/26 (e)	1,000,000	1,000,154
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (e)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (e)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (e)	1,000,000	1,000,033
		8,992,863
Commercial Paper—0.2%
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (e)	1,000,000	1,000,243
Intrepid Funding Co. LLC
3.940%, SOFR + 0.320%, 12/10/26 (e)	1,000,000	999,997
Ionic Funding LLC
3.720%, 07/01/26	2,000,000	1,999,782
		4,000,022
Repurchase Agreements—2.2%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $4,000,417; collateralized by various Common Stock with an aggregate market value of $4,458,342	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $10,001,022; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $10,200,002	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $5,000,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $10,214,633; collateralized by various Common Stock with an aggregate market value of $11,000,001	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $6,980,162; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $7,119,066	6,979,447	$6,979,447
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $6,000,629; collateralized by various Common Stock with an aggregate market value of $6,687,647	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $5,003,685; collateralized by various Common Stock with an aggregate market value of $5,573,131	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,230,523	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,517,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,547,851	1,517,500	1,517,500
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $2,000,216; collateralized by various Common Stock with an aggregate market value of $2,223,899	2,000,000	2,000,000
		57,496,947
Total Securities Lending Reinvestments (Cost $102,988,880)		102,989,832
Total Investments—104.0% (Cost $2,129,125,030)		2,677,252,104
Other assets and liabilities (net)—(4.0)%		(103,403,169)
Net Assets—100.0%		$2,573,848,935

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $138,363,372 and the collateral received consisted of cash in the amount of $102,985,389 and non-cash collateral with a value of $38,826,426. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent

See accompanying notes to financial statements.
BHFTI-199

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,165,096,435	$0	$1,309,634,384
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $3,626,312 in sales of investments, which are included above, and resulted in net realized gains of $1,211,305.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(102,985,389)	$—	$—	$—	$(102,985,389)
Gross amount of recognized liabilities for securities lending transactions					$(102,985,389)
Investments in Derivative Instruments
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$857,856
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$9,552,996

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,561,747,375	$—	$—	$2,561,747,375
Total Short-Term Investments*	—	12,514,897	—	12,514,897
Securities Lending Reinvestments
Short-Term Investment Funds	32,500,000	—	—	32,500,000
Certificates of Deposit	—	8,992,863	—	8,992,863
Commercial Paper	—	4,000,022	—	4,000,022
See accompanying notes to financial statements.
BHFTI-200

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$57,496,947	$—	$57,496,947
Total Securities Lending Reinvestments	32,500,000	70,489,832	—	102,989,832
Total Investments	$2,594,247,375	$83,004,729	$—	$2,677,252,104
Collateral for Securities Loaned (Liability)	$—	$(102,985,389)	$—	$(102,985,389)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-201

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,677,252,104
Cash	62,643
Receivable for:
Investments sold	20,503,555
Fund shares sold	16,951
Dividends and interest	1,382,891
Total Assets	2,699,218,144
Liabilities
Collateral for securities loaned	102,985,389
Payable for:
Investments purchased	18,675,805
Fund shares redeemed	1,956,105
Accrued Expenses:
Management fees	1,023,403
Distribution and service fees	26,993
Deferred trustees’ fees	269,685
Other expenses	431,829
Total Liabilities	125,369,209
Net Assets	$2,573,848,935
Net Assets Consist of:
Paid in surplus	$1,841,003,900
Distributable earnings (Accumulated losses)	732,845,035
Net Assets	$2,573,848,935
Net Assets
Class A	$2,411,525,319
Class B	85,392,704
Class E	76,930,912
Capital Shares Outstanding*
Class A	169,151,143
Class B	6,362,866
Class E	5,529,025
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.26
Class B	13.42
Class E	13.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,129,125,030.
(b)	Includes securities loaned at value of $138,363,372.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$11,768,884
Interest	164,846
Securities lending income, net	134,703
Total investment income	12,068,433
Expenses
Management fees	6,849,651
Administration fees	57,837
Custodian and accounting fees	51,406
Distribution and service fees—Class B	104,755
Distribution and service fees—Class E	55,208
Audit and tax services	24,995
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	65,831
Insurance	10,060
Miscellaneous	11,599
Total expenses	7,294,331
Less management fee waiver	(847,840)
Less broker commission recapture	(7,361)
Net expenses	6,439,130
Net Investment Income	5,629,303
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	186,660,816
Futures contracts	857,856
Foreign currency transactions	7
Net realized gain (loss)	187,518,679
Net change in unrealized appreciation (depreciation) on Investments	55,602,045
Net realized and unrealized gain (loss)	243,120,724
Net Increase (Decrease) in Net Assets From Operations	$248,750,027

(a)	Net of foreign withholding taxes of $5,217.
See accompanying notes to financial statements.
BHFTI-202

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,629,303	$11,445,635
Net realized gain (loss)	187,518,679	305,811,519
Net change in unrealized appreciation (depreciation)	55,602,045	39,274,871
Increase (decrease) in net assets from operations	248,750,027	356,532,025
From Distributions to Shareholders
Class A	(297,067,558)	(407,148,526)
Class B	(10,989,524)	(16,620,788)
Class E	(9,604,639)	(13,328,013)
Total distributions	(317,661,721)	(437,097,327)
Increase (decrease) in net assets from capital share transactions	176,969,358	131,530,238
Total increase (decrease) in net assets	108,057,664	50,964,936
Net Assets
Beginning of period	2,465,791,271	2,414,826,335
End of period	$2,573,848,935	$2,465,791,271

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,825,282	$28,542,461	602,949	$8,728,462
Reinvestments	21,098,548	297,067,558	31,391,559	407,148,526
Redemptions	(10,138,707)	(154,901,552)	(19,963,000)	(289,432,686)
Net increase (decrease)	12,785,123	$170,708,467	12,031,508	$126,444,302
Class B
Sales	170,313	$2,402,847	364,023	$5,116,677
Reinvestments	828,773	10,989,524	1,350,186	16,620,788
Redemptions	(822,652)	(11,719,616)	(1,477,051)	(20,230,240)
Net increase (decrease)	176,434	$1,672,755	237,158	$1,507,225
Class E
Sales	33,555	$488,778	125,190	$1,684,536
Reinvestments	698,519	9,604,639	1,049,450	13,328,013
Redemptions	(374,220)	(5,505,281)	(800,319)	(11,433,838)
Net increase (decrease)	357,854	$4,588,136	374,321	$3,578,711
Increase (decrease) derived from capital shares transactions		$176,969,358		$131,530,238
See accompanying notes to financial statements.
BHFTI-203

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.74	$15.61	$13.82	$11.71	$19.02	$17.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.07	0.08	0.09	0.12	0.12
Net realized and unrealized gain (loss)	1.47	2.01	2.84	2.84	(3.83)	3.84
Total income (loss) from investment operations	1.51	2.08	2.92	2.93	(3.71)	3.96
Less Distributions
Distributions from net investment income	(0.07)	(0.08)	(0.09)	(0.11)	(0.12)	(0.17)
Distributions from net realized capital gains	(1.92)	(2.87)	(1.04)	(0.71)	(3.48)	(1.89)
Total distributions	(1.99)	(2.95)	(1.13)	(0.82)	(3.60)	(2.06)
Net Asset Value, End of Period	$14.26	$14.74	$15.61	$13.82	$11.71	$19.02
Total Return (%) (b)	10.47 (c)	15.91	21.69	25.74	(19.02)	24.38
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.59	0.58	0.57
Net ratio of expenses to average net assets (%) (e) (f)	0.51 (d)	0.51	0.51	0.52	0.51	0.50
Ratio of net investment income (loss) to average net assets (%)	0.47 (d)	0.49	0.54	0.71	0.84	0.67
Portfolio turnover rate (%)	47 (c)	71	73	64	54	60
Net assets, end of period (in millions)	$2,411.5	$2,304.8	$2,252.5	$2,083.4	$1,899.6	$2,562.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.96	$14.93	$13.27	$11.27	$18.45	$16.67
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.03	0.04	0.06	0.08	0.07
Net realized and unrealized gain (loss)	1.40	1.91	2.72	2.72	(3.71)	3.73
Total income (loss) from investment operations	1.42	1.94	2.76	2.78	(3.63)	3.80
Less Distributions
Distributions from net investment income	(0.04)	(0.04)	(0.06)	(0.07)	(0.07)	(0.13)
Distributions from net realized capital gains	(1.92)	(2.87)	(1.04)	(0.71)	(3.48)	(1.89)
Total distributions	(1.96)	(2.91)	(1.10)	(0.78)	(3.55)	(2.02)
Net Asset Value, End of Period	$13.42	$13.96	$14.93	$13.27	$11.27	$18.45
Total Return (%) (b)	10.33 (c)	15.62	21.31	25.42	(19.21)	24.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.83	0.83	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (e) (f)	0.76 (d)	0.76	0.76	0.77	0.76	0.75
Ratio of net investment income (loss) to average net assets (%)	0.22 (d)	0.24	0.28	0.46	0.59	0.42
Portfolio turnover rate (%)	47 (c)	71	73	64	54	60
Net assets, end of period (in millions)	$85.4	$86.4	$88.8	$87.6	$81.8	$118.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-204

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.42	$15.33	$13.59	$11.53	$18.78	$16.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.05	0.06	0.07	0.10	0.09
Net realized and unrealized gain (loss)	1.44	1.97	2.79	2.79	(3.78)	3.79
Total income (loss) from investment operations	1.46	2.02	2.85	2.86	(3.68)	3.88
Less Distributions
Distributions from net investment income	(0.05)	(0.06)	(0.07)	(0.09)	(0.09)	(0.14)
Distributions from net realized capital gains	(1.92)	(2.87)	(1.04)	(0.71)	(3.48)	(1.89)
Total distributions	(1.97)	(2.93)	(1.11)	(0.80)	(3.57)	(2.03)
Net Asset Value, End of Period	$13.91	$14.42	$15.33	$13.59	$11.53	$18.78
Total Return (%) (b)	10.33 (c)	15.74	21.51	25.51	(19.12)	24.20
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (d)	0.73	0.73	0.74	0.73	0.72
Net ratio of expenses to average net assets (%) (e) (f)	0.66 (d)	0.66	0.66	0.67	0.66	0.65
Ratio of net investment income (loss) to average net assets (%)	0.32 (d)	0.34	0.39	0.56	0.69	0.52
Portfolio turnover rate (%)	47 (c)	71	73	64	54	60
Net assets, end of period (in millions)	$76.9	$74.6	$73.5	$71.1	$63.9	$87.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-205

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia — 7.0%
Charter Hall Group (REIT)	717,144	$11,403,082
Goodman Group (REIT)	1,009,683	21,888,250
GPT Group (REIT)	3,014,752	10,222,312
NEXTDC Ltd. (a)	320,496	3,255,802
Vicinity Ltd. (REIT)	6,287,675	11,197,835
		57,967,281
Belgium — 1.2%
Aedifica SA (REIT)	50,508	4,075,485
Warehouses De Pauw CVA (REIT)	249,064	6,281,167
		10,356,652
Canada — 1.1%
Boardwalk Real Estate Investment Trust (REIT)	71,858	3,280,667
Granite Real Estate Investment Trust (REIT) (b)	83,174	5,618,240
		8,898,907
France — 4.3%
Klepierre SA (REIT)	342,564	14,321,932
Mercialys SA (REIT)	172,729	2,314,157
Unibail-Rodamco-Westfield (REIT) (a)	165,228	19,326,088
		35,962,177
Germany — 0.9%
Sirius Real Estate Ltd. (REIT)	2,305,022	2,957,855
TAG Immobilien AG	306,097	4,935,943
		7,893,798
Hong Kong — 3.2%
Hongkong Land Holdings Ltd.	625,500	4,475,818
Link REIT (REIT)	1,329,810	6,203,696
Sun Hung Kai Properties Ltd.	694,442	10,007,883
Swire Properties Ltd.	2,189,332	5,754,848
		26,442,245
Japan — 6.8%
Activia Properties, Inc. (REIT) (b)	2,558	2,160,530
Daiwa Office Investment Corp. (REIT) (b)	2,521	5,080,057
GLP J-Reit (REIT)	8,994	7,613,030
Invincible Investment Corp. (REIT) (b)	6,058	2,235,993
Japan Hotel REIT Investment Corp. (REIT)	8,611	4,212,661
Japan Logistics Fund, Inc. (REIT)	4,697	2,746,824
Japan Prime Realty Investment Corp. (REIT) (b)	2,214	1,274,020
LaSalle Logiport REIT (REIT)	3,046	2,732,517
Mitsubishi Estate Co. Ltd.	100,700	2,563,011
Mitsui Fudosan Co. Ltd.	1,822,400	16,789,608
Orix JREIT, Inc. (REIT) (b)	9,637	5,791,506
Tokyo Tatemono Co. Ltd. (b)	175,700	3,557,202
		56,756,959
Netherlands — 0.3%
Eurocommercial Properties NV (REIT)	67,251	2,098,600
Singapore — 2.6%
CapitaLand Integrated Commercial Trust (REIT)	6,740,200	12,388,735
Security Description	Shares	Value
Singapore — (Continued)
Centurion Accommodation REIT (REIT)	6,188,700	$5,084,478
City Developments Ltd.	15,800	95,222
Suntec Real Estate Investment Trust (REIT)	3,570,400	4,008,874
		21,577,309
Spain — 0.5%
Merlin Properties Socimi SA (REIT)	248,475	4,357,615
Sweden — 1.2%
Castellum AB	396,484	5,206,846
Catena AB	45,184	1,940,256
Pandox AB	150,563	2,687,594
		9,834,696
Switzerland — 0.4%
PSP Swiss Property AG	16,574	2,955,044
United Kingdom — 3.9%
Big Yellow Group PLC (REIT)	301,526	3,611,266
Land Securities Group PLC (REIT)	1,118,431	9,664,053
LondonMetric Property PLC (REIT)	3,715,278	9,286,303
Tritax Big Box REIT PLC (REIT)	4,494,286	9,626,810
		32,188,432
United States — 65.7%
American Healthcare REIT, Inc. (REIT) (b)	123,952	6,464,097
Blackstone Digital Infrastructure Trust, Inc. (REIT) (a)	206,522	4,467,071
Brixmor Property Group, Inc. (REIT) (b)	514,724	16,229,248
Camden Property Trust (REIT)	98,416	11,267,648
Cousins Properties, Inc. (REIT)	263,755	7,907,375
CubeSmart (REIT)	268,736	10,687,631
EastGroup Properties, Inc. (REIT)	82,899	16,789,534
EPR Properties (REIT) (b)	96,444	5,594,716
Equinix, Inc. (REIT)	56,851	59,260,914
Equity Residential (REIT) (b)	265,555	18,039,151
Essential Properties Realty Trust, Inc. (REIT) (b)	370,266	11,052,440
Extra Space Storage, Inc. (REIT)	22,876	3,323,883
Federal Realty Investment Trust (REIT)	63,405	7,826,713
First Industrial Realty Trust, Inc. (REIT)	232,216	14,237,163
Gaming & Leisure Properties, Inc. (REIT)	231,243	10,297,251
Getty Realty Corp. (REIT) (b)	174,183	5,810,745
Hilton Worldwide Holdings, Inc.	35,041	11,579,649
InvenTrust Properties Corp. (REIT) (b)	125,736	4,451,054
Invitation Homes, Inc. (REIT)	136,822	4,133,393
Iron Mountain, Inc. (REIT)	197,645	24,964,540
Mid-America Apartment Communities, Inc. (REIT)	60,945	8,467,698
Omega Healthcare Investors, Inc. (REIT) (b)	173,992	8,295,939
Prologis, Inc. (REIT)	235,049	31,842,088
Realty Income Corp. (REIT)	152,703	9,461,478
Regency Centers Corp. (REIT)	232,781	18,561,957
Ryman Hospitality Properties, Inc. (REIT) (b)	69,820	8,975,361
Simon Property Group, Inc. (REIT)	106,676	23,858,087
STAG Industrial, Inc. (REIT) (b)	284,130	10,813,988
Sun Communities, Inc. (REIT)	88,801	10,648,128
UDR, Inc. (REIT)	500,619	19,984,710
Ventas, Inc. (REIT)	279,408	24,811,430
See accompanying notes to financial statements.
BHFTI-206

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
VICI Properties, Inc. (REIT)	801,933	$21,291,321
Vornado Realty Trust (REIT) (b)	279,600	10,988,280
Welltower, Inc. (REIT)	366,234	83,124,131
		545,508,812
Total Common Stocks (Cost $729,458,670)		822,798,527

Short-Term Investments—0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $2,249,962; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $2,294,881	2,249,806	2,249,806
Total Short-Term Investments (Cost $2,249,806)		2,249,806

Securities Lending Reinvestments (c)—3.5%
Short-Term Investment Funds — 1.0%
Allspring Government Money Market Fund, Select Class, 3.570% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.560% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.580% (d)	1,000,000	1,000,000
		8,000,000

Certificate of Deposit — 0.1%
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (e)	1,000,000	1,000,033
Repurchase Agreements — 2.4%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $900,094; collateralized by various Common Stock with an aggregate market value of $1,003,127	900,000	900,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	$1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $5,500,553; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $5,610,000	5,500,000	5,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $2,042,927; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,882,440; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,919,900	1,882,247	1,882,247
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,229,216	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $2,001,474; collateralized by various Common Stock with an aggregate market value of $2,229,252	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $400,042; collateralized by various Common Stock with an aggregate market value of $446,105	400,000	400,000
See accompanying notes to financial statements.
BHFTI-207

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	$1,000,000
		19,782,247
Total Securities Lending Reinvestments (Cost $28,782,254)		28,782,280
Total Investments—102.9% (Cost $760,490,730)		853,830,613
Other assets and liabilities (net)—(2.9)%		(23,837,566)
Net Assets—100.0%		$829,993,047

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $40,543,394 and the collateral received consisted of cash in the amount of
$28,782,254 and non-cash collateral with a value of $14,020,227. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Specialized REITs	17.3
Retail REITs	17.1
Industrial REITs	16.8
Health Care REITs	15.3
Residential REITs	9.7
Diversified REITs	8.2
Real Estate Management & Development	7.3
Office REITs	3.7
Hotel & Resort REITs	1.9
Hotels, Restaurants & Leisure	1.4
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$370,451,758	$0	$451,431,954
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(28,782,254)	$—	$—	$—	$(28,782,254)
Gross amount of recognized liabilities for securities lending transactions					$(28,782,254)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$57,967,281	$—	$57,967,281
Belgium	—	10,356,652	—	10,356,652
Canada	8,898,907	—	—	8,898,907
France	—	35,962,177	—	35,962,177
Germany	—	7,893,798	—	7,893,798
See accompanying notes to financial statements.
BHFTI-208

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Hong Kong	$—	$26,442,245	$—	$26,442,245
Japan	—	56,756,959	—	56,756,959
Netherlands	—	2,098,600	—	2,098,600
Singapore	—	21,577,309	—	21,577,309
Spain	—	4,357,615	—	4,357,615
Sweden	—	9,834,696	—	9,834,696
Switzerland	—	2,955,044	—	2,955,044
United Kingdom	—	32,188,432	—	32,188,432
United States	545,508,812	—	—	545,508,812
Total Common Stocks	554,407,719	268,390,808	—	822,798,527
Total Short-Term Investments*	—	2,249,806	—	2,249,806
Securities Lending Reinvestments
Short-Term Investment Funds	8,000,000	—	—	8,000,000
Certificate of Deposit	—	1,000,033	—	1,000,033
Repurchase Agreements	—	19,782,247	—	19,782,247
Total Securities Lending Reinvestments	8,000,000	20,782,280	—	28,782,280
Total Investments	$562,407,719	$291,422,894	$—	$853,830,613
Collateral for Securities Loaned (Liability)	$—	$(28,782,254)	$—	$(28,782,254)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-209

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$853,830,613
Cash denominated in foreign currencies (c)	195
Receivable for:
Investments sold	19,175,384
Fund shares sold	429,391
Dividends and interest	4,023,484
Total Assets	877,459,067
Liabilities
Collateral for securities loaned	28,782,254
Payable for:
Investments purchased	17,535,110
Fund shares redeemed	141,832
Accrued Expenses:
Management fees	414,818
Distribution and service fees	59,786
Deferred trustees’ fees	269,684
Other expenses	262,536
Total Liabilities	47,466,020
Net Assets	$829,993,047
Net Assets Consist of:
Paid in surplus	$739,942,358
Distributable earnings (Accumulated losses)	90,050,689
Net Assets	$829,993,047
Net Assets
Class A	$529,305,275
Class B	280,524,698
Class E	20,163,074
Capital Shares Outstanding*
Class A	47,447,909
Class B	25,243,971
Class E	1,806,343
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.16
Class B	11.11
Class E	11.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $760,490,730.
(b)	Includes securities loaned at value of $40,543,394.
(c)	Identified cost of cash denominated in foreign currencies was $201.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$15,839,526
Interest	29,248
Securities lending income, net	49,031
Total investment income	15,917,805
Expenses
Management fees	2,742,498
Administration fees	26,741
Custodian and accounting fees	42,807
Distribution and service fees—Class B	353,852
Distribution and service fees—Class E	15,244
Audit and tax services	27,683
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	47,237
Insurance	3,764
Miscellaneous	25,277
Total expenses	3,348,092
Less management fee waiver	(173,561)
Less broker commission recapture	(50,395)
Net expenses	3,124,136
Net Investment Income	12,793,669
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	27,117,900
Foreign currency transactions	(30,303)
Net realized gain (loss)	27,087,597
Net change in unrealized appreciation (depreciation) on:
Investments	36,787,946
Foreign currency transactions	(25,071)
Net change in unrealized appreciation (depreciation)	36,762,875
Net realized and unrealized gain (loss)	63,850,472
Net Increase (Decrease) in Net Assets From Operations	$76,644,141

(a)	Net of foreign withholding taxes of $652,366.
See accompanying notes to financial statements.
BHFTI-210

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,793,669	$22,789,613
Net realized gain (loss)	27,087,597	4,854,635
Net change in unrealized appreciation (depreciation)	36,762,875	30,415,750
Increase (decrease) in net assets from operations	76,644,141	58,059,998
From Distributions to Shareholders
Class A	(20,135,720)	(15,996,919)
Class B	(9,976,093)	(7,775,880)
Class E	(733,572)	(564,216)
Total distributions	(30,845,385)	(24,337,015)
Increase (decrease) in net assets from capital share transactions	(62,567,992)	(39,477,886)
Total increase (decrease) in net assets	(16,769,236)	(5,754,903)
Net Assets
Beginning of period	846,762,283	852,517,186
End of period	$829,993,047	$846,762,283

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	213,743	$2,384,072	1,045,239	$10,899,550
Reinvestments	1,842,243	20,135,720	1,536,688	15,996,919
Redemptions	(5,868,409)	(67,216,199)	(3,486,346)	(36,791,491)
Net increase (decrease)	(3,812,423)	$(44,696,407)	(904,419)	$(9,895,022)
Class B
Sales	267,972	$2,997,405	963,308	$9,963,740
Reinvestments	916,078	9,976,093	749,844	7,775,880
Redemptions	(2,653,259)	(29,754,190)	(4,425,657)	(45,902,320)
Net increase (decrease)	(1,469,209)	$(16,780,692)	(2,712,505)	$(28,162,700)
Class E
Sales	36,305	$402,939	145,442	$1,511,463
Reinvestments	67,054	733,572	54,199	564,216
Redemptions	(199,429)	(2,227,404)	(334,719)	(3,495,843)
Net increase (decrease)	(96,070)	$(1,090,893)	(135,078)	$(1,420,164)
Increase (decrease) derived from capital shares transactions		$(62,567,992)		$(39,477,886)
See accompanying notes to financial statements.
BHFTI-211

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.62	$10.21	$10.54	$9.59	$15.03	$11.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.29	0.33	0.31	0.27	0.21
Net realized and unrealized gain (loss)	0.80	0.43	(0.28)	0.91	(3.96)	3.70
Total income (loss) from investment operations	0.97	0.72	0.05	1.22	(3.69)	3.91
Less Distributions
Distributions from net investment income	(0.44)	(0.31)	(0.38)	(0.27)	(0.55)	(0.41)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(1.20)	0.00
Total distributions	(0.44)	(0.31)	(0.38)	(0.27)	(1.75)	(0.41)
Net Asset Value, End of Period	$11.16	$10.62	$10.21	$10.54	$9.59	$15.03
Total Return (%) (b)	9.30 (c)	7.11	0.66	12.99 (d)	(24.71)	34.35 (d)(e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70 (f)	0.70	0.69	0.69	0.68	0.65
Net ratio of expenses to average net assets (%) (g)	0.66 (f)	0.66	0.65	0.65	0.64	0.62
Ratio of net investment income (loss) to average net assets (%)	3.11 (f)	2.75	3.18	3.16	2.33	1.59
Portfolio turnover rate (%)	44 (c)	98	78	84	91	70
Net assets, end of period (in millions)	$529.3	$544.3	$532.8	$605.2	$594.1	$834.7

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.56	$10.16	$10.49	$9.54	$14.95	$11.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.26	0.30	0.28	0.24	0.18
Net realized and unrealized gain (loss)	0.80	0.42	(0.27)	0.91	(3.94)	3.68
Total income (loss) from investment operations	0.96	0.68	0.03	1.19	(3.70)	3.86
Less Distributions
Distributions from net investment income	(0.41)	(0.28)	(0.36)	(0.24)	(0.51)	(0.38)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(1.20)	0.00
Total distributions	(0.41)	(0.28)	(0.36)	(0.24)	(1.71)	(0.38)
Net Asset Value, End of Period	$11.11	$10.56	$10.16	$10.49	$9.54	$14.95
Total Return (%) (b)	9.15 (c)	6.75	0.40	12.73	(24.99)	34.07 (d)(e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95 (f)	0.95	0.94	0.94	0.93	0.90
Net ratio of expenses to average net assets (%) (g)	0.91 (f)	0.91	0.90	0.90	0.89	0.87
Ratio of net investment income (loss) to average net assets (%)	2.88 (f)	2.49	2.93	2.92	2.08	1.35
Portfolio turnover rate (%)	44 (c)	98	78	84	91	70
Net assets, end of period (in millions)	$280.5	$282.2	$299.0	$351.4	$337.9	$492.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-212

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.62	$10.21	$10.54	$9.59	$15.02	$11.52
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.27	0.32	0.29	0.25	0.19
Net realized and unrealized gain (loss)	0.79	0.43	(0.28)	0.91	(3.95)	3.70
Total income (loss) from investment operations	0.96	0.70	0.04	1.20	(3.70)	3.89
Less Distributions
Distributions from net investment income	(0.42)	(0.29)	(0.37)	(0.25)	(0.53)	(0.39)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(1.20)	0.00
Total distributions	(0.42)	(0.29)	(0.37)	(0.25)	(1.73)	(0.39)
Net Asset Value, End of Period	$11.16	$10.62	$10.21	$10.54	$9.59	$15.02
Total Return (%) (b)	9.12 (c)	6.94	0.50	12.79	(24.89)	34.21 (d)(e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (f)	0.85	0.84	0.84	0.83	0.80
Net ratio of expenses to average net assets (%) (g)	0.81 (f)	0.81	0.80	0.80	0.79	0.77
Ratio of net investment income (loss) to average net assets (%)	2.98 (f)	2.59	3.03	3.01	2.18	1.47
Portfolio turnover rate (%)	44 (c)	98	78	84	91	70
Net assets, end of period (in millions)	$20.2	$20.2	$20.8	$22.7	$22.3	$31.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 33.99%, 33.71% and 33.85%, respectively for the year ended
December 31, 2021.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-213

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Australia — 1.4%
Glencore PLC (a)	3,994,965	$27,248,393
China — 3.7%
Alibaba Group Holding Ltd.	2,309,600	27,592,608
Prosus NV	1,022,633	44,448,314
		72,040,922
Denmark — 2.5%
DSV AS	200,384	47,568,392
France — 21.6%
Accor SA	886,680	51,550,001
Airbus SE	188,200	41,888,995
BNP Paribas SA	576,375	67,365,015
Bureau Veritas SA	281,800	8,632,406
Capgemini SE	222,630	22,390,866
Danone SA	441,500	36,208,842
Dassault Systemes SE	1,646,600	33,537,171
Edenred SE	765,340	19,684,438
Kering SA	93,900	26,699,767
LVMH Moet Hennessy Louis Vuitton SE	89,701	49,673,607
Pernod Ricard SA	421,167	30,753,578
Publicis Groupe SA	313,098	30,945,946
		419,330,632
Germany — 22.6%
adidas AG	296,107	60,710,994
Allianz SE	65,670	31,077,860
Bayer AG	714,883	39,521,631
Bayerische Motoren Werke AG	552,307	36,142,856
Brenntag SE	567,061	34,458,519
Continental AG	385,355	31,779,799
Daimler Truck Holding AG	790,213	38,108,934
Fresenius SE & Co. KGaA	439,723	20,080,499
SAP SE	243,200	37,244,300
Siemens Healthineers AG	815,400	31,864,783
Symrise AG	538,700	54,062,029
thyssenkrupp AG	1,932,251	22,979,402
		438,031,606
Hong Kong — 1.6%
Prudential PLC	2,378,362	31,671,818
Indonesia — 0.4%
Bank Mandiri Persero Tbk. PT	39,142,700	8,454,514
Italy — 2.0%
Intesa Sanpaolo SpA	4,013,500	27,492,464
Ryanair Holdings PLC	176,500	5,525,803
Ryanair Holdings PLC (ADR)	91,725	5,939,194
		38,957,461
Japan — 5.5%
Asahi Group Holdings Ltd. (b)	3,252,200	30,941,399
Fujitsu Ltd.	1,319,400	26,330,269
SMC Corp.	66,400	29,545,811
Security Description	Shares	Value
Japan — (Continued)
Unicharm Corp. (b)	3,334,000	$19,397,447
		106,214,926
Mexico — 1.2%
Fomento Economico Mexicano SAB de CV (ADR) (b)	188,724	24,137,800
Netherlands — 5.6%
Akzo Nobel NV (b)	452,130	30,664,919
ASML Holding NV (NY Registry Shares)	11,500	22,878,560
ASR Nederland NV	380,500	28,720,517
IMCD NV	294,683	26,611,460
		108,875,456
South Korea — 3.0%
Coupang, Inc. (a)	1,698,500	29,502,945
KB Financial Group, Inc.	287,187	29,532,438
		59,035,383
Sweden — 2.4%
Hexagon AB - B Shares	5,560,300	45,995,539
Switzerland — 1.7%
Cie Financiere Richemont SA - Class A	141,413	32,814,228
United Kingdom — 13.8%
AstraZeneca PLC (ADR)	139,650	26,480,433
Bunzl PLC	1,238,500	43,212,034
Compass Group PLC	1,800,900	58,185,996
Diageo PLC	962,400	19,344,046
London Stock Exchange Group PLC	234,900	25,436,295
Reckitt Benckiser Group PLC	769,920	50,193,416
Unilever PLC	733,200	44,008,828
		266,861,048
United States — 5.9%
CNH Industrial NV	3,759,029	42,213,896
Haleon PLC (ADR) (b)	1,936,500	18,067,545
Sunbelt Rentals Holdings, Inc.	714,657	53,463,490
		113,744,931
Total Common Stocks (Cost $1,679,118,804)		1,840,983,049

Preferred Stocks—1.7%
South Korea — 1.7%
Samsung Electronics Co. Ltd. (Cost $8,755,634)	240,100	33,618,776
See accompanying notes to financial statements.
BHFTI-214

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—3.1%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 3.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $60,768,602; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $61,979,741	60,764,382	$60,764,382
Total Short-Term Investments (Cost $60,764,382)		60,764,382

Securities Lending Reinvestments (c)—1.6%
Short-Term Investment Funds — 1.3%
Allspring Government Money Market Fund, Select Class, 3.570% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (d)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (d)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (d)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (d)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.560% (d)	4,000,000	4,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 3.550% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.580% (d)	2,000,000	2,000,000
		25,000,000

Repurchase Agreements — 0.3%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,917	200,000	200,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,263,385; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,288,526	1,263,256	$1,263,256
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,146	10,000	10,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,526	100,000	100,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $400,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $408,000	400,000	400,000
		5,473,256
Total Securities Lending Reinvestments (Cost $30,473,256)		30,473,256
Total Investments—101.3% (Cost $1,779,112,076)		1,965,839,463
Other assets and liabilities (net)—(1.3)%		(24,618,437)
Net Assets—100.0%		$1,941,221,026

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $91,784,264 and the collateral received consisted of cash in the amount of
$30,473,256 and non-cash collateral with a value of $68,838,097. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

See accompanying notes to financial statements.
BHFTI-215

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Textiles, Apparel & Luxury Goods	8.8
Trading Companies & Distributors	8.1
Banks	6.8
Machinery	5.7
Hotels, Restaurants & Leisure	5.7
Beverages	5.4
Broadline Retail	5.2
Insurance	4.7
Chemicals	4.4
Pharmaceuticals	4.3
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$531,781,780	$0	$668,362,693
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(30,473,256)	$—	$—	$—	$(30,473,256)
Gross amount of recognized liabilities for securities lending transactions					$(30,473,256)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$27,248,393	$—	$27,248,393
China	—	72,040,922	—	72,040,922
Denmark	—	47,568,392	—	47,568,392
France	—	419,330,632	—	419,330,632
Germany	—	438,031,606	—	438,031,606
Hong Kong	—	31,671,818	—	31,671,818
Indonesia	—	8,454,514	—	8,454,514
Italy	5,939,194	33,018,267	—	38,957,461
Japan	—	106,214,926	—	106,214,926
Mexico	24,137,800	—	—	24,137,800
Netherlands	22,878,560	85,996,896	—	108,875,456
South Korea	29,502,945	29,532,438	—	59,035,383
Sweden	—	45,995,539	—	45,995,539
Switzerland	—	32,814,228	—	32,814,228
United Kingdom	26,480,433	240,380,615	—	266,861,048
United States	113,744,931	—	—	113,744,931
Total Common Stocks	222,683,863	1,618,299,186	—	1,840,983,049
Total Preferred Stocks*	—	33,618,776	—	33,618,776
Total Short-Term Investments*	—	60,764,382	—	60,764,382
See accompanying notes to financial statements.
BHFTI-216

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Short-Term Investment Funds	$25,000,000	$—	$—	$25,000,000
Repurchase Agreements	—	5,473,256	—	5,473,256
Total Securities Lending Reinvestments	25,000,000	5,473,256	—	30,473,256
Total Investments	$247,683,863	$1,718,155,600	$—	$1,965,839,463
Collateral for Securities Loaned (Liability)	$—	$(30,473,256)	$—	$(30,473,256)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-217

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,965,839,463
Cash	3,123
Cash denominated in foreign currencies (c)	8,023
Receivable for:
Investments sold	3,836,071
Fund shares sold	658,243
Dividends and interest	7,816,183
Total Assets	1,978,161,106
Liabilities
Collateral for securities loaned	30,473,256
Payable for:
Investments purchased	3,770,459
Fund shares redeemed	551,381
Accrued Expenses:
Management fees	1,091,283
Distribution and service fees	138,032
Deferred trustees’ fees	269,685
Other expenses	645,984
Total Liabilities	36,940,080
Net Assets	$1,941,221,026
Net Assets Consist of:
Paid in surplus	$1,644,919,490
Distributable earnings (Accumulated losses)	296,301,536
Net Assets	$1,941,221,026
Net Assets
Class A	$1,248,296,771
Class B	637,173,281
Class E	55,750,974
Capital Shares Outstanding*
Class A	87,922,019
Class B	46,343,888
Class E	4,004,272
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.20
Class B	13.75
Class E	13.92

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,779,112,076.
(b)	Includes securities loaned at value of $91,784,264.
(c)	Identified cost of cash denominated in foreign currencies was $7,997.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$34,976,503
Interest	741,753
Securities lending income, net	105,691
Total investment income	35,823,947
Expenses
Management fees	7,669,255
Administration fees	48,788
Custodian and accounting fees	134,027
Distribution and service fees—Class B	808,019
Distribution and service fees—Class E	42,526
Audit and tax services	28,297
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	56,595
Insurance	9,013
Miscellaneous	18,339
Total expenses	8,877,848
Less management fee waiver	(937,383)
Net expenses	7,940,465
Net Investment Income	27,883,482
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	124,706,877
Foreign currency transactions	(532,052)
Net realized gain (loss)	124,174,825
Net change in unrealized appreciation (depreciation) on:
Investments	(129,852,602)
Foreign currency transactions	(147,530)
Net change in unrealized appreciation (depreciation)	(130,000,132)
Net realized and unrealized gain (loss)	(5,825,307)
Net Increase (Decrease) in Net Assets From Operations	$22,058,175

(a)	Net of foreign withholding taxes of $4,740,492.
See accompanying notes to financial statements.
BHFTI-218

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$27,883,482	$45,209,977
Net realized gain (loss)	124,174,825	144,156,899
Net change in unrealized appreciation (depreciation)	(130,000,132)	403,274,640
Increase (decrease) in net assets from operations	22,058,175	592,641,516
From Distributions to Shareholders
Class A	(105,804,349)	(74,787,997)
Class B	(54,309,626)	(38,404,692)
Class E	(4,739,158)	(3,215,004)
Total distributions	(164,853,133)	(116,407,693)
Increase (decrease) in net assets from capital share transactions	21,778,355	(401,412,497)
Total increase (decrease) in net assets	(121,016,603)	74,821,326
Net Assets
Beginning of period	2,062,237,629	1,987,416,303
End of period	$1,941,221,026	$2,062,237,629

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	534,509	$8,060,245	1,128,484	$15,570,186
Reinvestments	7,451,010	105,804,349	5,364,993	74,787,997
Redemptions	(6,154,529)	(95,569,744)	(25,069,179)	(354,577,150)
Net increase (decrease)	1,830,990	$18,294,850	(18,575,702)	$(264,218,967)
Class B
Sales	783,566	$11,477,338	1,194,903	$15,755,267
Reinvestments	3,949,791	54,309,626	2,836,388	38,404,692
Redemptions	(4,256,023)	(63,666,754)	(13,586,802)	(184,236,629)
Net increase (decrease)	477,334	$2,120,210	(9,555,511)	$(130,076,670)
Class E
Sales	145,565	$2,176,806	245,211	$3,420,772
Reinvestments	340,457	4,739,158	234,843	3,215,004
Redemptions	(371,288)	(5,552,669)	(998,012)	(13,752,636)
Net increase (decrease)	114,734	$1,363,295	(517,958)	$(7,116,860)
Increase (decrease) derived from capital shares transactions		$21,778,355		$(401,412,497)
See accompanying notes to financial statements.
BHFTI-219

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.35	$12.21	$13.11	$11.23	$14.50	$13.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.32	0.28	0.28	0.23	0.27
Net realized and unrealized gain (loss)	(0.05)	3.65	(0.88)	1.87	(2.53)	0.91
Total income (loss) from investment operations	0.17	3.97	(0.60)	2.15	(2.30)	1.18
Less Distributions
Distributions from net investment income	(0.53)	(0.34)	(0.30)	(0.27)	(0.30)	(0.13)
Distributions from net realized capital gains	(0.79)	(0.49)	0.00	0.00	(0.67)	0.00
Total distributions	(1.32)	(0.83)	(0.30)	(0.27)	(0.97)	(0.13)
Net Asset Value, End of Period	$14.20	$15.35	$12.21	$13.11	$11.23	$14.50
Total Return (%) (b)	1.06 (c)	33.17	(4.73)	19.26	(15.78)	8.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.81	0.82	0.81	0.81
Net ratio of expenses to average net assets (%) (e)	0.72 (d)	0.72	0.72	0.74	0.76	0.75
Ratio of net investment income (loss) to average net assets (%)	2.91 (d)	2.29	2.21	2.24	1.92	1.82
Portfolio turnover rate (%)	28 (c)	59	36	23	34	31
Net assets, end of period (in millions)	$1,248.3	$1,321.1	$1,277.5	$1,484.9	$1,532.0	$1,956.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.88	$11.86	$12.74	$10.92	$14.12	$13.10
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.28	0.24	0.24	0.19	0.23
Net realized and unrealized gain (loss)	(0.05)	3.53	(0.85)	1.82	(2.46)	0.88
Total income (loss) from investment operations	0.15	3.81	(0.61)	2.06	(2.27)	1.11
Less Distributions
Distributions from net investment income	(0.49)	(0.30)	(0.27)	(0.24)	(0.26)	(0.09)
Distributions from net realized capital gains	(0.79)	(0.49)	0.00	0.00	(0.67)	0.00
Total distributions	(1.28)	(0.79)	(0.27)	(0.24)	(0.93)	(0.09)
Net Asset Value, End of Period	$13.75	$14.88	$11.86	$12.74	$10.92	$14.12
Total Return (%) (b)	0.96 (c)	32.78	(4.96)	18.95	(16.00)	8.44
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (d)	1.06	1.06	1.07	1.06	1.06
Net ratio of expenses to average net assets (%) (e)	0.97 (d)	0.97	0.97	0.99	1.01	1.00
Ratio of net investment income (loss) to average net assets (%)	2.66 (d)	2.03	1.96	1.98	1.68	1.58
Portfolio turnover rate (%)	28 (c)	59	36	23	34	31
Net assets, end of period (in millions)	$637.2	$682.5	$657.0	$758.2	$741.5	$952.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-220

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.06	$11.99	$12.89	$11.04	$14.27	$13.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.29	0.26	0.26	0.21	0.24
Net realized and unrealized gain (loss)	(0.05)	3.58	(0.88)	1.84	(2.49)	0.90
Total income (loss) from investment operations	0.15	3.87	(0.62)	2.10	(2.28)	1.14
Less Distributions
Distributions from net investment income	(0.50)	(0.31)	(0.28)	(0.25)	(0.28)	(0.11)
Distributions from net realized capital gains	(0.79)	(0.49)	0.00	0.00	(0.67)	0.00
Total distributions	(1.29)	(0.80)	(0.28)	(0.25)	(0.95)	(0.11)
Net Asset Value, End of Period	$13.92	$15.06	$11.99	$12.89	$11.04	$14.27
Total Return (%) (b)	1.00 (c)	32.98	(4.90)	19.05	(15.93)	8.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (d)	0.96	0.96	0.97	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.87 (d)	0.87	0.87	0.89	0.91	0.90
Ratio of net investment income (loss) to average net assets (%)	2.76 (d)	2.10	2.08	2.09	1.79	1.68
Portfolio turnover rate (%)	28 (c)	59	36	23	34	31
Net assets, end of period (in millions)	$55.8	$58.6	$52.9	$64.8	$60.9	$81.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-221

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026
U.S. Treasury & Government Agencies—6.8% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury — 6.8%
U.S. Treasury Floating Rate Notes
3.879%, 3M USTBMM + 0.103%, 04/30/28 (a)	18,200,000	$18,198,965
3.958%, 3M USTBMM + 0.182%, 07/31/26 (a)	32,400,000	32,401,456
Total U.S. Treasury & Government Agencies (Cost $50,600,000)		50,600,421

Short-Term Investments—88.1%
Short-Term Investment Funds—88.1%
Invesco Government & Agency Portfolio, Institutional Class
3.570% (b) (c)	106,431,731	106,431,731
Invesco Government Money Market Fund, Cash Reserve Class
3.270% (b) (c)	99,553,479	99,553,479
Invesco Premier U.S. Government Money Portfolio, Institutional Class
3.550% (b) (c)	88,491,981	88,491,981
Invesco Treasury Obligations Portfolio, Institutional Class
3.550% (b) (c)	121,676,474	121,676,474
Invesco U.S. Dollar Liquidity Portfolio, Agency Class
3.780% (b) (c)	111,701,176	111,701,176
Invesco VI Government Money Market Fund, Series I
3.370% (b) (c)	5,530,749	5,530,749
Security Description	Shares	Value
Short-Term Investment Funds —(Continued)
STIT-Treasury Portfolio, Institutional Class
3.560% (b) (c)	123,023,978	$123,023,978
Total Short-Term Investments (Cost $656,409,568)		656,409,568
Total Investments—94.9% (Cost $707,009,568)		707,009,989
Other assets and liabilities (net)—5.1%		38,090,697
Net Assets—100.0%		$745,100,686

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of June 30, 2026
Invesco Government & Agency Portfolio, Institutional Class	$20,091,503	$292,776,980	$(206,436,752)	$106,431,731
Invesco Government Money Market Fund, Cash Reserve Class	—	99,553,479	—	99,553,479
Invesco Premier U.S. Government Money Portfolio, Institutional Class	—	88,491,981	—	88,491,981
Invesco Treasury Obligations Portfolio, Institutional Class	—	121,676,474	—	121,676,474
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	125,345,741	146,555,266	(160,199,831)	111,701,176
Invesco VI Government Money Market Fund, Series I	—	5,530,749	—	5,530,749
STIT-Treasury Portfolio, Institutional Class	12,624,527	271,265,368	(160,865,917)	123,023,978
	$158,061,771	$1,025,850,297	$(527,502,500)	$656,409,568

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
Invesco Government & Agency Portfolio, Institutional Class	$699,472	106,431,731
Invesco Government Money Market Fund, Cash Reserve Class	272,631	99,553,479
Invesco Premier U.S. Government Money Portfolio, Institutional Class	574,575	88,491,981
Invesco Treasury Obligations Portfolio, Institutional Class	698,182	121,676,474
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	2,337,859	111,701,176
Invesco VI Government Money Market Fund, Series I	16,285	5,530,749
STIT-Treasury Portfolio, Institutional Class	962,613	123,023,978
	$5,561,617
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-222

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$18,200,000	$—	$17 ,600,000	$42,850,000
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/26	1,200	AUD	131,781,000	$1,162,234
Canada Government Bond 10 Year Futures	09/18/26	1,061	CAD	128,497,710	861,535
Euro STOXX 50 Index Futures	09/18/26	673	EUR	42,775,880	646,990
Euro-Bund Futures	09/08/26	478	EUR	60,868,520	870,901
FTSE 100 Index Futures	09/18/26	351	GBP	37,000,665	150,204
Gold 100 Troy Ounces Futures	08/27/26	97	USD	39,173,450	(4,995,371)
Japanese Government Bond 10 Year Futures	09/14/26	128	JPY	16,354,560,000	204,509
MSCI Emerging Markets Index Futures	09/18/26	528	USD	46,392,720	(833,620)
RBOB Gasoline Futures	07/31/26	118	USD	14,347,124	(777,791)
Russell 2000 Index E-Mini Futures	09/18/26	335	USD	51,013,800	1,731,710
S&P 500 Index E-Mini Futures	09/18/26	89	USD	33,589,713	398,155
Silver Futures	09/28/26	56	USD	16,778,160	(3,149,019)
TOPIX Index Futures	09/10/26	214	JPY	8,566,420,000	1,473,417
U.K. Long Gilt Bond Futures	09/28/26	959	GBP	85,552,390	1,645,687
U.S. Treasury Note 10 Year Futures	09/21/26	677	USD	74,395,953	674,049
Net Unrealized Appreciation					$63,590
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.170%	Monthly	10/26/26	BBP	Barclays Brent Crude Oil Excess Return Index	USD	13,825,835	$(1,397,216)	$—	$(1,397,216)
Pay	0.170%	Monthly	04/06/27	BBP	Barclays Copper Excess Return Index	USD	23,444,235	(629,016)	—	(629,016)
Pay	0.190%	Monthly	06/08/27	BBP	Barclays GSCI Soymeal Excess Index	USD	510,281	(42,742)	—	(42,742)
Pay	0.190%	Monthly	11/24/26	BBP	Barclays Soybean Oil Seasonal Index	USD	5,113,708	(292,171)	—	(292,171)
Pay	0.190%	Monthly	02/12/27	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	5,022,287	39,834	—	39,834
Pay	0.170%	Monthly	05/07/27	BBP	Barclays Wheat Seasonal Index	USD	3,332,016	(66,177)	—	(66,177)
Pay	0.200%	Monthly	01/29/27	CIBC	CIBC Lean Hogs Seasonal Index	USD	735,891	(6,686)	—	(6,686)
Pay	0.150%	Monthly	12/10/26	CIBC	CIBC Live Cattle Seasonal Index	USD	1,469,158	10,485	—	10,485
Pay	0.280%	Monthly	02/05/27	CIBC	CIBC Seasonal Enhanced Cotton Index	USD	2,946,111	16,974	—	16,974
Pay	0.260%	Monthly	02/10/27	CIBC	CIBC Soybean Oil Seasonal Index	USD	861,758	(58,851)	—	(58,851)
Pay	0.140%	Monthly	02/18/27	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	5,915,501	(27,196)	—	(27,196)
Pay	0.210%	Monthly	12/11/26	CIBC	CIBC Sugar Excess Return Index	USD	8,350,593	301,965	—	301,965
Pay	0.180%	Monthly	05/07/27	GSI	Goldman Sachs Corn Seasonal Index	USD	1,696,934	(37,934)	—	(37,934)
Pay	0.140%	Monthly	10/29/26	GSI	Goldman Sachs Heating Oil Front Month Index	USD	602,014	(57,741)	—	(57,741)
Pay	0.250%	Monthly	02/10/27	GSI	Goldman Sachs Soybean Oil Seasonal Index	USD	5,306,403	(402,236)	—	(402,236)
Pay	0.200%	Monthly	02/24/27	GSI	Goldman Sachs Wheat Chicago Seasonal Index	USD	1,789,522	(24,029)	—	(24,029)
Pay	0.250%	Monthly	01/26/27	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	13,391,225	58,495	—	58,495
Pay	0.110%	Monthly	10/29/26	JPMC	JPMorgan Heating Oil Front Month Index	USD	11,992,030	675,528	—	675,528
Pay	0.300%	Monthly	10/22/26	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	9,615,045	(210,612)	—	(210,612)
Pay	0.170%	Monthly	02/18/27	MBL	Macquarie Soymeal Front Month Excess Return Index	USD	5,572,086	(34,711)	—	(34,711)
Pay	0.280%	Monthly	10/09/26	MLI	Merrill Lynch Aluminum Excess Return Index	USD	8,516,772	—	—	—
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-223

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.120%	Monthly	05/07/27	MLI	Merrill Lynch Corn Seasonal Index	USD	3,154,183	$—	$—	$—
Pay	0.180%	Monthly	01/29/27	MLI	Merrill Lynch Cotton Seasonal Index	USD	4,174,720	—	—	—
Pay	0.250%	Monthly	10/28/26	MLI	Merrill Lynch Natural Gas Seasonal Index	USD	5,420,066	—	—	—
Pay	0.160%	Monthly	11/23/26	RBC	RBC Coffee Front Month Excess Return Index	USD	8,673,874	—	—	—
Pay	0.180%	Monthly	02/12/27	RBC	RBC Soybean Seasonal Excess Return Index	USD	5,037,796	—	—	—
Pay	0.180%	Monthly	11/23/26	RBC	RBC Sugar Excess Return Index	USD	537,923	—	—	—
Pay	0.230%	Monthly	10/26/26	RBC	RBC WTI Crude Oil Excess Return Index	USD	10,477,169	—	—	—
Pay	0.300%	Monthly	04/23/27	MSB	S&P GSCI Aluminum Dynamic Roll Index	USD	10,192,820	(830,516)	—	(830,516)
Totals								$(3,014,553)	$—	$(3,014,553)
Cash in the amount of $409,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$1,103,281	OTC swap contracts at market value (a)	$4,117,834
			Unrealized depreciation on futures contracts (b) (c)	8,922,181
Equity	Unrealized appreciation on futures contracts (b) (c)	4,400,476	Unrealized depreciation on futures contracts (b) (c)	833,620
Interest Rate	Unrealized appreciation on futures contracts (b) (c)	5,418,915
Total		$10,922,672		$13,873,635

(a)	Excludes OTC swap interest payable of $10,745.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$39,834	$(39,834)	$—	$—
Canadian Imperial Bank of Commerce	329,424	(92,733)	—	236,691
JPMorgan Chase Bank NA	734,023	—	(409,000)	325,023
	$1,103,281	$(132,567)	$(409,000)	$561,714
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$2,427,322	$(39,834)	$(2,300,000)	$87,488
Canadian Imperial Bank of Commerce	92,733	(92,733)	—	—
Goldman Sachs International	521,940	—	(270,000)	251,940
Macquarie Bank Ltd.	245,323	—	(245,323)	—
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-224

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Morgan Stanley Bank NA	$830,516	$—	$(470,000)	$360,516
	$4,117,834	$(132,567)	$(3,285,323)	$699,944

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(14,314,607)	$35,481,748	$17,457,969	$38,625,110
Swap contracts	—	—	41,897,259	41,897,259
	$(14,314,607)	$35,481,748	$59,355,228	$80,522,369

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$7,587,523	$1,750,356	$(15,172,030)	$(5,834,151)
Swap contracts	—	—	(4,269,517)	(4,269,517)
	$7,587,523	$1,750,356	$(19,441,547)	$(10,103,668)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$871,661,826
Swap contracts	191,270,061

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$50,600,421	$—	$50,600,421
Total Short-Term Investments*	656,409,568	—	—	656,409,568
Total Investments	$656,409,568	$50,600,421	$—	$707,009,989
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,819,391	$—	$—	$9,819,391
Futures Contracts (Unrealized Depreciation)	(9,755,801)	—	—	(9,755,801)
Total Futures Contracts	$63,590	$—	$—	$63,590
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,103,281	$—	$1,103,281
OTC Swap Contracts at Value (Liabilities)	—	(4,117,834)	—	(4,117,834)
Total OTC Swap Contracts	$—	$(3,014,553)	$—	$(3,014,553)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-225

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2026
Assets
Investments at value (a)	$50,600,421
Affiliated investments at value (b)	656,409,568
Cash denominated in foreign currencies (c)	48,462
Cash collateral (d)	42,765,755
OTC swap contracts at market value	1,103,281
Receivable for:
Fund shares sold	29,592
Interest	332,364
Dividends on affiliated investments	1,337,495
Variation margin on futures contracts	1,378,510
Total Assets	754,005,448
Liabilities
OTC swap contracts at market value	4,117,834
Payable for:
OTC swap contracts	3,448,083
Fund shares redeemed	345,184
Interest on OTC swap contracts	10,745
Accrued Expenses:
Management fees	345,082
Distribution and service fees	154,589
Deferred trustees’ fees	250,554
Other expenses	232,691
Total Liabilities	8,904,762
Net Assets	$745,100,686
Net Assets Consist of:
Paid in surplus	$729,879,691
Distributable earnings (Accumulated losses)	15,220,995
Net Assets	$745,100,686
Net Assets
Class B	$745,100,686
Capital Shares Outstanding*
Class B	81,021,324
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.20

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $50,600,000.
(b)	Identified cost of affiliated investments was $656,409,568.
(c)	Identified cost of cash denominated in foreign currencies was $45,501.
(d)	Includes collateral of $35,715,755 for futures contracts and $7,050,000 for OTC swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2026
Investment Income
Dividends from affiliated investments	$5,561,617
Interest	7,505,098
Total investment income	13,066,715
Expenses
Management fees	2,447,564
Administration fees	36,120
Custodian and accounting fees	32,895
Distribution and service fees—Class B	929,704
Audit and tax services	52,419
Legal	25,073
Trustees’ fees and expenses	39,806
Shareholder reporting	15,197
Insurance	2,805
Miscellaneous	13,689
Total expenses	3,595,272
Less management fee waiver	(164,258)
Net expenses	3,431,014
Net Investment Income	9,635,701
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(45,201)
Futures contracts	38,625,110
Swap contracts	41,897,259
Foreign currency transactions	5,845
Net realized gain (loss)	80,483,013
Net change in unrealized appreciation (depreciation) on:
Investments	(52,863)
Futures contracts	(5,834,151)
Swap contracts	(4,269,517)
Foreign currency transactions	8,477
Net change in unrealized appreciation (depreciation)	(10,148,054)
Net realized and unrealized gain (loss)	70,334,959
Net Increase (Decrease) in Net Assets From Operations	$79,970,660
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-226

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,635,701	$24,357,263
Net realized gain (loss)	80,483,013	44,846,385
Net change in unrealized appreciation (depreciation)	(10,148,054)	19,165,163
Increase (decrease) in net assets from operations	79,970,660	88,368,811
From Distributions to Shareholders
Class B	(48,849,952)	(42,291,465)
Total distributions	(48,849,952)	(42,291,465)
Increase (decrease) in net assets from capital share transactions	1,257,494	(66,157,574)
Total increase (decrease) in net assets	32,378,202	(20,080,228)
Net Assets
Beginning of period	712,722,484	732,802,712
End of period	$745,100,686	$712,722,484

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	1,495,302	$14,569,310	1,368,056	$11,386,641
Reinvestments	5,252,683	48,849,952	5,260,132	42,291,465
Redemptions	(6,493,802)	(62,161,768)	(14,204,929)	(119,835,680)
Net increase (decrease)	254,183	$1,257,494	(7,576,741)	$(66,157,574)
Increase (decrease) derived from capital shares transactions		$1,257,494		$(66,157,574)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-227

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.82	$8.29	$8.09	$7.86	$10.23	$9.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.29	0.36	0.34	0.06	(0.08)
Net realized and unrealized gain (loss)	0.90	0.75	(0.04) (b)	0.16	(1.28)	1.03
Total income (loss) from investment operations	1.02	1.04	0.32	0.50	(1.22)	0.95
Less Distributions
Distributions from net investment income	(0.64)	(0.51)	(0.12)	(0.27)	(0.59)	(0.32)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.56)	(0.31)
Total distributions	(0.64)	(0.51)	(0.12)	(0.27)	(1.15)	(0.63)
Net Asset Value, End of Period	$9.20	$8.82	$8.29	$8.09	$7.86	$10.23
Total Return (%) (c)	11.51 (d)	13.14	4.00	6.44	(12.41)	9.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (e)	0.97	0.94	0.94	0.92	0.92
Net ratio of expenses to average net assets (%) (f) (g)	0.92 (e)	0.95	0.93	0.92	0.90	0.90
Ratio of net investment income (loss) to average net assets (%)	2.59 (e)	3.40	4.37	4.22	0.62	(0.80)
Portfolio turnover rate (%)	26 (d)	8	80	23	132	57
Net assets, end of period (in millions)	$745.1	$712.7	$732.8	$1,119.2	$1,181.8	$1,398.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Consolidated Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-228

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Textron, Inc.	302,434	$27,742,271
Air Freight & Logistics — 1.5%
FedEx Corp.	90,888	28,459,759
Banks — 13.2%
Bank of America Corp.	1,166,151	66,447,284
Citigroup, Inc.	237,638	33,259,815
Citizens Financial Group, Inc.	371,591	26,037,381
Fifth Third Bancorp	521,147	29,377,056
Huntington Bancshares, Inc.	1,966,369	34,863,722
M&T Bank Corp.	77,790	18,514,798
Wells Fargo & Co.	607,035	50,165,373
		258,665,429
Beverages — 2.1%
Anheuser-Busch InBev SA	268,456	22,133,338
Coca-Cola Co.	246,318	20,018,264
		42,151,602
Biotechnology — 1.0%
Regeneron Pharmaceuticals, Inc.	30,617	19,090,924
Broadline Retail — 0.9%
eBay, Inc.	155,675	17,396,681
Building Products — 1.6%
Johnson Controls International PLC	213,034	31,126,398
Capital Markets — 2.3%
Goldman Sachs Group, Inc.	6,266	6,337,244
State Street Corp.	231,865	39,324,304
		45,661,548
Chemicals — 1.3%
International Flavors & Fragrances, Inc. (a)	316,266	25,054,593
Communications Equipment — 3.8%
Cisco Systems, Inc.	510,001	59,904,718
F5, Inc. (b)	33,972	14,130,993
		74,035,711
Consumer Finance — 0.7%
Capital One Financial Corp.	64,387	12,917,320
Containers & Packaging — 1.4%
International Paper Co. (a)	726,182	27,667,534
Electric Utilities — 0.9%
Evergy, Inc.	205,935	17,798,962
Electrical Equipment — 3.6%
Eaton Corp. PLC	83,588	35,618,519
Emerson Electric Co. (a)	239,863	34,336,388
		69,954,907
Security Description	Shares	Value
Energy Equipment & Services — 0.8%
Tenaris SA	541,828	$14,994,167
Entertainment — 1.4%
Universal Music Group NV	341,238	7,148,104
Walt Disney Co.	204,776	19,709,690
		26,857,794
Ground Transportation — 0.3%
FedEx Freight Holding Co., Inc. (b)	45,444	6,862,044
Health Care Equipment & Supplies — 2.4%
Becton Dickinson & Co.	90,350	13,672,666
Boston Scientific Corp. (b)	135,208	5,770,678
GE HealthCare Technologies, Inc.	164,728	10,544,239
Medtronic PLC	206,080	16,121,638
		46,109,221
Health Care Providers & Services — 6.6%
CVS Health Corp.	471,536	48,780,399
Elevance Health, Inc.	87,815	33,960,695
Humana, Inc.	31,790	12,627,624
UnitedHealth Group, Inc.	81,960	34,065,035
		129,433,753
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	54,939	9,792,327
Domino's Pizza, Inc. (a)	72,792	21,549,344
Restaurant Brands International, Inc. (a)	279,222	20,252,824
Starbucks Corp.	138,876	14,191,738
		65,786,233
Household Products — 2.7%
Clorox Co.	243,428	23,232,769
Reckitt Benckiser Group PLC	456,288	29,746,796
		52,979,565
Insurance — 2.6%
Allstate Corp.	66,696	15,869,646
American International Group, Inc.	353,359	26,335,846
MetLife, Inc. (c)	110,708	9,367,004
		51,572,496
Interactive Media & Services — 4.9%
Alphabet, Inc. - Class A	211,190	75,472,970
Meta Platforms, Inc. - Class A	36,772	20,713,300
		96,186,270
IT Services — 0.9%
Cognizant Technology Solutions Corp. - Class A	439,504	17,021,990
Life Sciences Tools & Services — 1.6%
ICON PLC (a) (b)	106,513	18,502,373
IQVIA Holdings, Inc. (b)	66,092	12,770,297
		31,272,670
See accompanying notes to financial statements.
BHFTI-229

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 3.1%
Caterpillar, Inc.	34,679	$36,929,667
Westinghouse Air Brake Technologies Corp.	88,187	23,775,215
		60,704,882
Media — 0.5%
Charter Communications, Inc. - Class A (a) (b)	67,465	9,594,198
Multi-Utilities — 3.3%
Dominion Energy, Inc.	414,761	28,324,029
Sempra	393,938	36,521,992
		64,846,021
Oil, Gas & Consumable Fuels — 7.8%
BP PLC	948,216	5,835,721
Chevron Corp.	226,293	37,510,327
ConocoPhillips	255,482	26,559,909
Devon Energy Corp.	573,987	23,717,143
EQT Corp.	205,294	10,915,482
Exxon Mobil Corp.	76,554	10,466,463
Occidental Petroleum Corp.	244,339	11,867,545
Suncor Energy, Inc.	497,618	26,712,134
		153,584,724
Pharmaceuticals — 6.6%
AstraZeneca PLC	96,289	18,013,596
Johnson & Johnson	74,491	18,918,479
Merck & Co., Inc.	348,516	44,784,306
Novo Nordisk AS - Class B	338,772	16,252,515
Sanofi SA (ADR)	548,438	23,396,365
Zoetis, Inc.	109,968	7,902,301
		129,267,562
Professional Services — 1.2%
TransUnion	340,202	24,542,172
Residential REITs — 0.6%
Invitation Homes, Inc.	420,165	12,693,185
Semiconductors & Semiconductor Equipment — 5.9%
Intel Corp. (b)	256,459	35,809,370
Micron Technology, Inc.	25,487	29,419,389
NXP Semiconductors NV	123,788	34,788,142
QUALCOMM, Inc.	78,818	14,564,778
		114,581,679
Software — 2.4%
Fair Isaac Corp. (b)	1,665	1,989,309
Microsoft Corp.	118,172	44,080,519
		46,069,828
Specialized REITs — 0.6%
SBA Communications Corp.	72,530	12,798,644
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. - Class B	543,226	22,299,427
Security Description	Shares/ Principal Amount*	Value
Tobacco — 1.9%
Philip Morris International, Inc.	201,074	$36,376,297
Total Common Stocks (Cost $1,320,427,169)		1,924,158,461

Short-Term Investments—1.7%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $32,948,738; collateralized by U.S. Treasury Notes with rates ranging from 0.625% - 3.375%, maturing 12/31/27, and an aggregate market value of $33,605,557	32,946,450	32,946,450
Total Short-Term Investments (Cost $32,946,450)		32,946,450

Securities Lending Reinvestments (d)—1.1%
Short-Term Investment Funds—0.6%
Allspring Government Money Market Fund, Select Class 3.570% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (e)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (e)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (e)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (e)	1,000,000	1,000,000
		11,000,000

Certificate of Deposit—0.0%
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (f)	1,000,000	1,000,033
Repurchase Agreements—0.5%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,000,104; collateralized by various Common Stock with an aggregate market value of $1,114,586	1,000,000	1,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-230

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,000,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,466,597; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $2,515,929	2,466,349	2,466,349
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $1,000,106; collateralized by various Common Stock with an aggregate market value of $1,112,224	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,922	200,000	200,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $40,004; collateralized by various Common Stock with an aggregate market value of $44,610	40,000	40,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $500,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $510,000	500,000	500,000
		10,206,349
Total Securities Lending Reinvestments (Cost $22,206,356)		22,206,382
Total Investments—101.1% (Cost $1,375,579,975)		1,979,311,293
Other assets and liabilities (net)—(1.1)%		(22,408,607)
Net Assets—100.0%		$1,956,902,686

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $53,503,282 and the collateral received consisted of cash in the amount of
$22,206,356 and non-cash collateral with a value of $32,941,913. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-231

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
MetLife, Inc.	$—	$8,833,463	$533,541	$9,367,004

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
MetLife, Inc.	$65,594	110,708
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$359,752,076	$0	$456,849,473
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(22,206,356)	$—	$—	$—	$(22,206,356)
Gross amount of recognized liabilities for securities lending transactions					$(22,206,356)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	702,820	DBAG	07/31/26	USD	495,698	$477

Contracts to Deliver
CAD	34,418,083	CIBC	07/31/26	USD	24,284,960	(13,412)
EUR	29,965,237	GSI	07/31/26	USD	34,138,945	(139,618)
GBP	423,574	GSI	07/31/26	USD	559,200	(2,638)
GBP	19,638,765	RBC	07/31/26	USD	25,932,498	(116,816)
Net Unrealized Depreciation						$(272,007)
See accompanying notes to financial statements.
BHFTI-232

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$477	Unrealized depreciation on forward foreign currency exchange contracts	$272,484
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$477	$—	$—	$477
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Canadian Imperial Bank of Commerce	$13,412	$—	$—	$13,412
Goldman Sachs International	142,256	—	—	142,256
Royal Bank of Canada	116,816	—	—	116,816
	$272,484	$—	$—	$272,484

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$1,963,510

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$1,105,640
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$89,573,170

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-233

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$27,742,271	$—	$—	$27,742,271
Air Freight & Logistics	28,459,759	—	—	28,459,759
Banks	258,665,429	—	—	258,665,429
Beverages	20,018,264	22,133,338	—	42,151,602
Biotechnology	19,090,924	—	—	19,090,924
Broadline Retail	17,396,681	—	—	17,396,681
Building Products	31,126,398	—	—	31,126,398
Capital Markets	45,661,548	—	—	45,661,548
Chemicals	25,054,593	—	—	25,054,593
Communications Equipment	74,035,711	—	—	74,035,711
Consumer Finance	12,917,320	—	—	12,917,320
Containers & Packaging	27,667,534	—	—	27,667,534
Electric Utilities	17,798,962	—	—	17,798,962
Electrical Equipment	69,954,907	—	—	69,954,907
Energy Equipment & Services	—	14,994,167	—	14,994,167
Entertainment	19,709,690	7,148,104	—	26,857,794
Ground Transportation	6,862,044	—	—	6,862,044
Health Care Equipment & Supplies	46,109,221	—	—	46,109,221
Health Care Providers & Services	129,433,753	—	—	129,433,753
Hotels, Restaurants & Leisure	65,786,233	—	—	65,786,233
Household Products	23,232,769	29,746,796	—	52,979,565
Insurance	51,572,496	—	—	51,572,496
Interactive Media & Services	96,186,270	—	—	96,186,270
IT Services	17,021,990	—	—	17,021,990
Life Sciences Tools & Services	31,272,670	—	—	31,272,670
Machinery	60,704,882	—	—	60,704,882
Media	9,594,198	—	—	9,594,198
Multi-Utilities	64,846,021	—	—	64,846,021
Oil, Gas & Consumable Fuels	147,749,003	5,835,721	—	153,584,724
Pharmaceuticals	95,001,451	34,266,111	—	129,267,562
Professional Services	24,542,172	—	—	24,542,172
Residential REITs	12,693,185	—	—	12,693,185
Semiconductors & Semiconductor Equipment	114,581,679	—	—	114,581,679
Software	46,069,828	—	—	46,069,828
Specialized REITs	12,798,644	—	—	12,798,644
Textiles, Apparel & Luxury Goods	22,299,427	—	—	22,299,427
Tobacco	36,376,297	—	—	36,376,297
Total Common Stocks	1,810,034,224	114,124,237	—	1,924,158,461
Total Short-Term Investments*	—	32,946,450	—	32,946,450
Securities Lending Reinvestments
Short-Term Investment Funds	11,000,000	—	—	11,000,000
Certificate of Deposit	—	1,000,033	—	1,000,033
Repurchase Agreements	—	10,206,349	—	10,206,349
Total Securities Lending Reinvestments	11,000,000	11,206,382	—	22,206,382
Total Investments	$1,821,034,224	$158,277,069	$—	$1,979,311,293
Collateral for Securities Loaned (Liability)	$—	$(22,206,356)	$—	$(22,206,356)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$477	$—	$477
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(272,484)	—	(272,484)
Total Forward Contracts	$—	$(272,007)	$—	$(272,007)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-234

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,969,944,289
Affiliated investments at value (c)	9,367,004
Cash denominated in foreign currencies (d)	84,915
Unrealized appreciation on forward foreign currency exchange contracts	477
Receivable for:
Fund shares sold	159,010
Dividends and interest	3,023,328
Total Assets	1,982,579,023
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	272,484
Collateral for securities loaned	22,206,356
Payable for:
Investments purchased	996,046
Fund shares redeemed	575,515
Accrued Expenses:
Management fees	857,498
Distribution and service fees	178,232
Deferred trustees’ fees	269,684
Other expenses	320,522
Total Liabilities	25,676,337
Net Assets	$1,956,902,686
Net Assets Consist of:
Paid in surplus	$1,245,100,811
Distributable earnings (Accumulated losses)	711,801,875
Net Assets	$1,956,902,686
Net Assets
Class A	$1,086,846,257
Class B	870,056,429
Capital Shares Outstanding*
Class A	84,421,709
Class B	68,339,788
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.87
Class B	12.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,366,746,512.
(b)	Includes securities loaned at value of $53,503,282.
(c)	Identified cost of affiliated investments was $8,833,463.
(d)	Identified cost of cash denominated in foreign currencies was $84,894.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$22,683,258
Dividends from affiliated investments	65,594
Interest	592,686
Securities lending income, net	80,656
Total investment income	23,422,194
Expenses
Management fees	5,456,041
Administration fees	46,745
Custodian and accounting fees	41,422
Distribution and service fees—Class B	1,067,517
Audit and tax services	27,012
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	35,452
Insurance	7,961
Miscellaneous	10,246
Total expenses	6,755,385
Less management fee waiver	(389,813)
Less broker commission recapture	(19,071)
Net expenses	6,346,501
Net Investment Income	17,075,693
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	99,367,639
Net increase from payments by affiliates (b)	1,730,250
Foreign currency transactions	(342,062)
Forward foreign currency transactions	1,963,510
Net realized gain (loss)	102,719,337
Net change in unrealized appreciation (depreciation) on:
Investments	79,716,016
Affiliated investments	533,541
Foreign currency transactions	(2,913)
Forward foreign currency transactions	1,105,640
Net change in unrealized appreciation (depreciation)	81,352,284
Net realized and unrealized gain (loss)	184,071,621
Net Increase (Decrease) in Net Assets From Operations	$201,147,314

(a)	Net of foreign withholding taxes of $474,925.
(b)	See Note 6 of the Notes to Financial Statements.
See accompanying notes to financial statements.
BHFTI-235

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$17,075,693	$31,491,758
Net realized gain (loss)	102,719,337	209,248,091
Net change in unrealized appreciation (depreciation)	81,352,284	63,363,742
Increase (decrease) in net assets from operations	201,147,314	304,103,591
From Distributions to Shareholders
Class A	(132,842,662)	(147,888,995)
Class B	(105,666,152)	(118,498,551)
Total distributions	(238,508,814)	(266,387,546)
Increase (decrease) in net assets from capital share transactions	108,653,830	(32,888,136)
Total increase (decrease) in net assets	71,292,330	4,827,909
Net Assets
Beginning of period	1,885,610,356	1,880,782,447
End of period	$1,956,902,686	$1,885,610,356

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	2,582,704	$35,853,014	155,431	$2,021,408
Reinvestments	10,443,605	132,842,662	12,501,183	147,888,995
Redemptions	(6,075,317)	(83,571,800)	(14,157,222)	(182,381,001)
Net increase (decrease)	6,950,992	$85,123,876	(1,500,608)	$(32,470,598)
Class B
Sales	996,904	$13,566,465	3,099,283	$39,495,052
Reinvestments	8,399,535	105,666,152	10,110,798	118,498,551
Redemptions	(7,049,119)	(95,702,663)	(12,389,963)	(158,411,141)
Net increase (decrease)	2,347,320	$23,529,954	820,118	$(417,538)
Increase (decrease) derived from capital shares transactions		$108,653,830		$(32,888,136)
See accompanying notes to financial statements.
BHFTI-236

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.21	$13.11	$12.74	$14.09	$16.79	$12.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.23	0.24	0.25	0.28	0.26
Net realized and unrealized gain (loss)	1.31	1.84	1.58	1.23	(0.30)	4.02
Total income (loss) from investment operations	1.44	2.07	1.82	1.48	(0.02)	4.28
Less Distributions
Distributions from net investment income	(0.20)	(0.29)	(0.25)	(0.32)	(0.35)	(0.33)
Distributions from net realized capital gains	(1.58)	(1.68)	(1.20)	(2.51)	(2.33)	0.00
Total distributions	(1.78)	(1.97)	(1.45)	(2.83)	(2.68)	(0.33)
Net Asset Value, End of Period	$12.87	$13.21	$13.11	$12.74	$14.09	$16.79
Total Return (%) (b)	11.10 (c)	17.54	15.06	12.52	0.88	33.47
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.60	0.60	0.60	0.59	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.56 (d)	0.56	0.56	0.57	0.57	0.56
Ratio of net investment income (loss) to average net assets (%)	1.92 (d)	1.80	1.83	1.93	1.87	1.71
Portfolio turnover rate (%)	19 (c)	19	20	18	20	15
Net assets, end of period (in millions)	$1,086.8	$1,023.4	$1,035.0	$1,047.2	$1,032.1	$1,384.6

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.07	$12.98	$12.63	$13.99	$16.68	$12.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.20	0.21	0.21	0.25	0.22
Net realized and unrealized gain (loss)	1.30	1.83	1.56	1.22	(0.30)	4.00
Total income (loss) from investment operations	1.41	2.03	1.77	1.43	(0.05)	4.22
Less Distributions
Distributions from net investment income	(0.17)	(0.26)	(0.22)	(0.28)	(0.31)	(0.30)
Distributions from net realized capital gains	(1.58)	(1.68)	(1.20)	(2.51)	(2.33)	0.00
Total distributions	(1.75)	(1.94)	(1.42)	(2.79)	(2.64)	(0.30)
Net Asset Value, End of Period	$12.73	$13.07	$12.98	$12.63	$13.99	$16.68
Total Return (%) (b)	10.95 (c)	17.31	14.73	12.21	0.64	33.18
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.85	0.85	0.85	0.84	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.81 (d)	0.81	0.81	0.82	0.82	0.81
Ratio of net investment income (loss) to average net assets (%)	1.67 (d)	1.55	1.58	1.68	1.64	1.47
Portfolio turnover rate (%)	19 (c)	19	20	18	20	15
Net assets, end of period (in millions)	$870.1	$862.2	$845.8	$859.2	$862.0	$1,017.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021. (see Note 6 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-237

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Brazil — 0.4%
MercadoLibre, Inc. (a)	2,990	$5,075,196
Canada — 1.9%
Shopify, Inc. - Class A (a)	190,044	21,699,224
China — 1.2%
JD.com, Inc. (ADR) (b)	200,262	5,102,676
Tencent Holdings Ltd.	146,300	8,062,478
		13,165,154
Czech Republic — 0.1%
CSG NV (a) (b)	102,543	1,497,049
France — 2.4%
Airbus SE	64,498	14,355,772
EssilorLuxottica SA	21,782	4,086,577
LVMH Moet Hennessy Louis Vuitton SE	15,939	8,826,520
		27,268,869
Germany — 1.7%
Allianz SE	22,173	10,493,214
SAP SE	56,976	8,725,458
		19,218,672
India — 3.3%
DLF Ltd.	3,748,997	24,687,424
HDFC Bank Ltd.	634,478	5,383,777
ICICI Bank Ltd. (ADR)	233,465	6,777,489
		36,848,690
Italy — 1.0%
Brunello Cucinelli SpA (b)	95,186	8,991,253
Moncler SpA	38,094	2,210,267
		11,201,520
Japan — 1.9%
Capcom Co. Ltd. (b)	322,800	5,990,986
Hoya Corp.	42,400	6,837,781
Keyence Corp.	14,200	7,154,341
Nintendo Co. Ltd.	40,400	1,696,580
		21,679,688
Netherlands — 3.1%
Adyen NV (a)	9,268	8,655,368
ASML Holding NV	7,443	14,761,268
BE Semiconductor Industries NV	35,297	11,590,248
		35,006,884
South Korea — 1.7%
SK Hynix, Inc.	10,809	19,070,485
Sweden — 1.0%
Assa Abloy AB - Class B	153,078	5,407,378
Atlas Copco AB - A Shares	284,797	5,781,040
		11,188,418
Security Description	Shares	Value
Switzerland — 2.1%
Galderma Group AG	42,656	$9,700,095
Lonza Group AG	21,574	14,559,577
		24,259,672
Taiwan — 7.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,098,000	84,313,933
United States — 70.5%
Alphabet, Inc. - Class A	294,746	105,333,378
Amazon.com, Inc. (a)	146,649	34,952,323
Analog Devices, Inc.	102,550	40,729,783
Apple, Inc.	20,445	5,915,965
ARM Holdings PLC (ADR) (a) (b)	81,834	29,015,881
Berkshire Hathaway, Inc. - Class A (a)	3	2,246,550
Boston Scientific Corp. (a)	166,187	7,092,861
Broadcom, Inc.	117,504	44,387,136
Cadence Design Systems, Inc. (a)	18,521	6,951,302
Ecolab, Inc.	25,199	7,020,693
Eli Lilly & Co.	32,316	38,760,780
Equifax, Inc.	35,526	5,638,687
IDEXX Laboratories, Inc. (a)	8,838	4,652,677
Intuitive Surgical, Inc. (a)	32,410	12,888,809
IQVIA Holdings, Inc. (a)	18,506	3,575,729
Lam Research Corp.	222,356	96,353,525
Las Vegas Sands Corp.	95,849	4,427,265
Linde PLC	7,854	4,075,755
Marriott International, Inc. - Class A	41,999	15,564,409
Marvell Technology, Inc.	167,675	49,948,706
Mastercard, Inc. - Class A	19,251	9,887,314
Meta Platforms, Inc. - Class A	84,620	47,665,600
Microsoft Corp.	54,268	20,243,049
Netflix, Inc. (a)	74,050	5,287,170
NVIDIA Corp.	316,272	63,282,864
Phathom Pharmaceuticals, Inc. (a) (b)	276,416	2,999,114
S&P Global, Inc.	81,047	33,007,201
Sandisk Corp. (a)	9,549	21,711,848
ServiceNow, Inc. (a)	35,452	3,519,675
Spotify Technology SA (a)	15,724	7,219,360
Stryker Corp.	13,402	4,219,486
Thermo Fisher Scientific, Inc.	28,549	14,313,327
TJX Cos., Inc.	59,051	8,946,227
Visa, Inc. - Class A	104,368	35,807,617
		797,642,066
Total Common Stocks (Cost $602,586,697)		1,129,135,520
See accompanying notes to financial statements.
BHFTI-238

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—0.2%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $2,371,747; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $2,419,180	2,371,582	$2,371,582
Total Short-Term Investments (Cost $2,371,582)		2,371,582

Securities Lending Reinvestments (c)—1.0%
Short-Term Investment Funds — 0.7%
Allspring Government Money Market Fund, Select Class, 3.570% (d)	600,000	600,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (d)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (d)	1,500,000	1,500,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	1,200,000	1,200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (d)	800,000	800,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 3.550% (d)	1,200,000	1,200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.580% (d)	1,000,000	1,000,000
		7,800,000

Repurchase Agreements — 0.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,181	100,000	100,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $1,397,168; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $1,425,112	1,397,028	1,397,028
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $500,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $510,000	500,000	500,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $50,005; collateralized by various Common Stock with an aggregate market value of $55,730	50,000	$50,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,526	100,000	100,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $300,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $306,000	300,000	300,000
		3,547,028
Total Securities Lending Reinvestments (Cost $11,347,028)		11,347,028
Total Investments—101.0% (Cost $616,305,307)		1,142,854,130
Other assets and liabilities (net)—(1.0)%		(10,956,024)
Net Assets—100.0%		$1,131,898,106

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $45,779,896 and the collateral received consisted of cash in the amount of
$11,347,028 and non-cash collateral with a value of $35,029,828. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	40.0
Interactive Media & Services	14.2
Financial Services	5.0
Pharmaceuticals	4.5
Broadline Retail	4.0
Health Care Equipment & Supplies	3.5
Software	3.5
Capital Markets	2.9
Life Sciences Tools & Services	2.9
Technology Hardware, Storage & Peripherals	2.4
See accompanying notes to financial statements.
BHFTI-239

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$90,071,296	$0	$176,463,378
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(11,347,028)	$—	$—	$—	$(11,347,028)
Gross amount of recognized liabilities for securities lending transactions					$(11,347,028)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,075,196	$—	$—	$5,075,196
Canada	21,699,224	—	—	21,699,224
China	5,102,676	8,062,478	—	13,165,154
Czech Republic	—	1,497,049	—	1,497,049
France	—	27,268,869	—	27,268,869
Germany	—	19,218,672	—	19,218,672
India	6,777,489	30,071,201	—	36,848,690
Italy	—	11,201,520	—	11,201,520
Japan	—	21,679,688	—	21,679,688
Netherlands	—	35,006,884	—	35,006,884
South Korea	—	19,070,485	—	19,070,485
Sweden	—	11,188,418	—	11,188,418
Switzerland	—	24,259,672	—	24,259,672
Taiwan	—	84,313,933	—	84,313,933
United States	797,642,066	—	—	797,642,066
Total Common Stocks	836,296,651	292,838,869	—	1,129,135,520
Total Short-Term Investments*	—	2,371,582	—	2,371,582
Securities Lending Reinvestments
Short-Term Investment Funds	7,800,000	—	—	7,800,000
Repurchase Agreements	—	3,547,028	—	3,547,028
Total Securities Lending Reinvestments	7,800,000	3,547,028	—	11,347,028
Total Investments	$844,096,651	$298,757,479	$—	$1,142,854,130
Collateral for Securities Loaned (Liability)	$—	$(11,347,028)	$—	$(11,347,028)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-240

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,142,854,130
Cash denominated in foreign currencies (c)	2,094
Receivable for:
Investments sold	5,318,861
Fund shares sold	44,793
Dividends and interest	697,140
Total Assets	1,148,917,018
Liabilities
Collateral for securities loaned	11,347,028
Payable for:
Fund shares redeemed	1,960,109
Foreign taxes	2,582,194
Accrued Expenses:
Management fees	483,811
Distribution and service fees	62,543
Deferred trustees’ fees	284,451
Other expenses	298,776
Total Liabilities	17,018,912
Net Assets	$1,131,898,106
Net Assets Consist of:
Paid in surplus	$520,241,819
Distributable earnings (Accumulated losses) (d)	611,656,287
Net Assets	$1,131,898,106
Net Assets
Class A	$819,919,124
Class B	299,730,649
Class E	12,248,333
Capital Shares Outstanding*
Class A	36,048,206
Class B	13,460,976
Class E	544,384
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$22.75
Class B	22.27
Class E	22.50

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $616,305,307.
(b)	Includes securities loaned at value of $45,779,896.
(c)	Identified cost of cash denominated in foreign currencies was $2,094.
(d)	Includes foreign capital gains tax of $2,582,194.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$4,551,153
Interest	113,763
Securities lending income, net	45,671
Total investment income	4,710,587
Expenses
Management fees	3,608,711
Administration fees	31,245
Custodian and accounting fees	49,700
Distribution and service fees—Class B	355,850
Distribution and service fees—Class E	8,972
Audit and tax services	29,316
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	42,911
Insurance	4,709
Miscellaneous	20,466
Total expenses	4,214,869
Less management fee waiver	(753,843)
Net expenses	3,461,026
Net Investment Income	1,249,561
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	87,493,650
Foreign currency transactions	(39,071)
Net realized gain (loss)	87,454,579
Net change in unrealized appreciation (depreciation) on:
Investments (c)	10,583,721
Foreign currency transactions	(12,194)
Net change in unrealized appreciation (depreciation)	10,571,527
Net realized and unrealized gain (loss)	98,026,106
Net Increase (Decrease) in Net Assets From Operations	$99,275,667

(a)	Net of foreign withholding taxes of $387,930.
(b)	Net of foreign capital gains tax of $254,139.
(c)	Includes change in foreign capital gains tax of $1,177,781.
See accompanying notes to financial statements.
BHFTI-241

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,249,561	$1,862,080
Net realized gain (loss)	87,454,579	189,487,454
Net change in unrealized appreciation (depreciation)	10,571,527	(27,048,238)
Increase (decrease) in net assets from operations	99,275,667	164,301,296
From Distributions to Shareholders
Class A	(138,475,111)	(122,843,459)
Class B	(51,371,171)	(45,244,534)
Class E	(2,057,771)	(1,963,440)
Total distributions	(191,904,053)	(170,051,433)
Increase (decrease) in net assets from capital share transactions	97,853,540	12,845,779
Total increase (decrease) in net assets	5,225,154	7,095,642
Net Assets
Beginning of period	1,126,672,952	1,119,577,310
End of period	$1,131,898,106	$1,126,672,952

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	232,995	$5,546,958	374,063	$9,264,164
Reinvestments	6,154,449	138,475,111	5,359,662	122,843,459
Redemptions	(3,075,062)	(78,034,680)	(4,729,201)	(117,071,091)
Net increase (decrease)	3,312,382	$65,987,389	1,004,524	$15,036,532
Class B
Sales	322,033	$7,650,803	488,662	$11,785,774
Reinvestments	2,331,873	51,371,171	2,006,410	45,244,534
Redemptions	(1,135,875)	(27,753,759)	(2,422,828)	(58,739,004)
Net increase (decrease)	1,518,031	$31,268,215	72,244	$(1,708,696)
Class E
Sales	4,156	$98,235	23,346	$582,133
Reinvestments	92,443	2,057,771	86,419	1,963,440
Redemptions	(62,410)	(1,558,070)	(124,616)	(3,027,630)
Net increase (decrease)	34,189	$597,936	(14,851)	$(482,057)
Increase (decrease) derived from capital shares transactions		$97,853,540		$12,845,779
See accompanying notes to financial statements.
BHFTI-242

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.05	$25.47	$23.94	$18.84	$32.65	$29.42
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.06	0.07	0.07	0.09	(0.00) (b)
Net realized and unrealized gain (loss)	2.26	3.61	3.83	6.39	(10.41)	4.57
Total income (loss) from investment operations	2.30	3.67	3.90	6.46	(10.32)	4.57
Less Distributions
Distributions from net investment income	(0.04)	(0.04)	(0.07)	(0.08)	0.00	(0.04)
Distributions from net realized capital gains	(4.56)	(4.05)	(2.30)	(1.28)	(3.49)	(1.30)
Total distributions	(4.60)	(4.09)	(2.37)	(1.36)	(3.49)	(1.34)
Net Asset Value, End of Period	$22.75	$25.05	$25.47	$23.94	$18.84	$32.65
Total Return (%) (c)	9.35 (d)	15.88	16.42	34.99	(31.70)	15.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71 (e)	0.71	0.71	0.71	0.71	0.70
Net ratio of expenses to average net assets (%) (f) (g)	0.57 (e)	0.57	0.57	0.57	0.57	0.56
Ratio of net investment income (loss) to average net assets (%)	0.30 (e)	0.24	0.28	0.33	0.38	(0.00) (h)
Portfolio turnover rate (%)	8 (d)	21	10	6	19	7
Net assets, end of period (in millions)	$819.9	$820.1	$808.2	$828.6	$730.5	$1,079.7

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.61	$25.11	$23.63	$18.62	$32.39	$29.23
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	(0.00) (b)	0.01	0.02	0.03	(0.08)
Net realized and unrealized gain (loss)	2.21	3.55	3.78	6.30	(10.31)	4.54
Total income (loss) from investment operations	2.22	3.55	3.79	6.32	(10.28)	4.46
Less Distributions
Distributions from net investment income	0.00	0.00	(0.01)	(0.03)	0.00	0.00
Distributions from net realized capital gains	(4.56)	(4.05)	(2.30)	(1.28)	(3.49)	(1.30)
Total distributions	(4.56)	(4.05)	(2.31)	(1.31)	(3.49)	(1.30)
Net Asset Value, End of Period	$22.27	$24.61	$25.11	$23.63	$18.62	$32.39
Total Return (%) (c)	9.21 (d)	15.60	16.15	34.58	(31.84)	15.47
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (e)	0.96	0.96	0.96	0.96	0.95
Net ratio of expenses to average net assets (%) (f) (g)	0.82 (e)	0.82	0.82	0.82	0.82	0.81
Ratio of net investment income (loss) to average net assets (%)	0.05 (e)	(0.01)	0.03	0.08	0.14	(0.25)
Portfolio turnover rate (%)	8 (d)	21	10	6	19	7
Net assets, end of period (in millions)	$299.7	$293.9	$298.1	$296.9	$256.4	$388.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-243

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.81	$25.26	$23.76	$18.71	$32.50	$29.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.02	0.03	0.04	0.05	(0.05)
Net realized and unrealized gain (loss)	2.23	3.58	3.81	6.33	(10.35)	4.56
Total income (loss) from investment operations	2.25	3.60	3.84	6.37	(10.30)	4.51
Less Distributions
Distributions from net investment income	0.00	0.00	(0.04)	(0.04)	0.00	0.00
Distributions from net realized capital gains	(4.56)	(4.05)	(2.30)	(1.28)	(3.49)	(1.30)
Total distributions	(4.56)	(4.05)	(2.34)	(1.32)	(3.49)	(1.30)
Net Asset Value, End of Period	$22.50	$24.81	$25.26	$23.76	$18.71	$32.50
Total Return (%) (c)	9.25 (d)	15.71	16.26	34.73	(31.79)	15.61
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (e)	0.86	0.86	0.86	0.86	0.85
Net ratio of expenses to average net assets (%) (f) (g)	0.72 (e)	0.72	0.72	0.72	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	0.14 (e)	0.09	0.13	0.18	0.23	(0.15)
Portfolio turnover rate (%)	8 (d)	21	10	6	19	7
Net assets, end of period (in millions)	$12.2	$12.7	$13.3	$13.3	$12.5	$22.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-244

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.9%
Carpenter Technology Corp.	22,560	$13,915,911
Embraer SA (ADR)	36,054	2,300,245
		16,216,156
Automobile Components — 0.7%
Phinia, Inc.	77,053	6,346,856
Banks — 0.7%
Bancorp, Inc. (a)	92,700	5,806,728
Beverages — 0.5%
Vita Coco Co., Inc. (a)	64,243	4,249,032
Biotechnology — 10.8%
Arrowhead Pharmaceuticals, Inc. (a)	56,436	4,600,098
Ascendis Pharma AS (a)	27,197	7,253,984
Bridgebio Pharma, Inc. (a)	124,120	9,244,458
Cogent Biosciences, Inc. (a) (b)	247,022	9,559,751
Cytokinetics, Inc. (a)	111,506	9,499,196
Halozyme Therapeutics, Inc. (a)	84,555	6,618,120
Ionis Pharmaceuticals, Inc. (a)	67,742	5,371,263
Kiniksa Pharmaceuticals International PLC (a)	119,937	7,669,971
Madrigal Pharmaceuticals, Inc. (a)	16,882	9,064,790
Mirum Pharmaceuticals, Inc. (a) (b)	38,663	4,526,278
Praxis Precision Medicines, Inc. (a) (b)	27,108	9,075,487
Protagonist Therapeutics, Inc. (a)	83,899	10,284,340
		92,767,736
Broadline Retail — 0.5%
Pattern Group, Inc. - Class A (a)	177,441	4,469,739
Building Products — 0.9%
Zurn Elkay Water Solutions Corp. (b)	154,685	7,816,233
Capital Markets — 5.0%
Acadian Asset Management, Inc.	45,536	3,256,735
Bullish (a) (b)	96,228	2,254,622
Evercore, Inc. - Class A	46,465	15,865,010
Galaxy Digital, Inc. - Class A (a) (b)	146,607	4,008,235
Piper Sandler Cos.	186,112	13,463,342
WisdomTree, Inc.	239,646	4,059,603
		42,907,547
Chemicals — 1.2%
Element Solutions, Inc.	215,699	10,299,627
Commercial Services & Supplies — 1.5%
Clean Harbors, Inc. (a)	42,320	12,643,100
Communications Equipment — 1.9%
Applied Optoelectronics, Inc. (a) (b)	58,278	8,634,468
Viavi Solutions, Inc. (a)	166,904	7,969,666
		16,604,134
Construction & Engineering — 5.1%
API Group Corp. (a)	344,541	14,591,311
Everus Construction Group, Inc. (a) (b)	42,651	7,077,933
Security Description	Shares	Value
Construction & Engineering—(Continued)
Legence Corp. - Class A (a)	49,007	$4,176,867
Sterling Infrastructure, Inc. (a)	21,752	18,257,759
		44,103,870
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc.	104,902	7,175,297
Electrical Equipment — 2.7%
Forgent Power Solutions, Inc. (a)	268,527	14,999,918
Regal Rexnord Corp.	34,975	8,330,695
		23,330,613
Electronic Equipment, Instruments & Components — 10.2%
Advanced Energy Industries, Inc.	13,296	4,957,679
Benchmark Electronics, Inc.	45,756	4,514,745
Cognex Corp.	222,369	16,103,963
IPG Photonics Corp. (a)	50,896	5,971,119
nLight, Inc. (a)	64,190	4,468,908
Novanta, Inc. (a) (b)	29,698	4,818,203
Sanmina Corp. (a)	68,498	17,335,474
TTM Technologies, Inc. (a)	89,045	16,653,196
Vishay Intertechnology, Inc. (b)	240,527	12,935,542
		87,758,829
Energy Equipment & Services — 1.9%
Kodiak Gas Services, Inc.	128,123	9,625,881
TechnipFMC PLC	97,535	6,466,570
		16,092,451
Ground Transportation — 2.5%
Knight-Swift Transportation Holdings, Inc.	93,469	7,278,431
Saia, Inc. (a)	33,981	14,311,438
		21,589,869
Health Care Equipment & Supplies — 0.5%
Glaukos Corp. (a) (b)	32,061	4,480,845
Health Care Providers & Services — 7.7%
Alignment Healthcare, Inc. (a)	378,921	9,022,109
Billiontoone, Inc. - Class A (a) (b)	39,643	4,756,367
BrightSpring Health Services, Inc. (a) (b)	331,712	23,133,595
Encompass Health Corp.	37,716	3,812,333
Guardant Health, Inc. (a)	109,148	16,375,475
Hinge Health, Inc. - Class A (a)	60,532	5,024,156
RadNet, Inc. (a) (b)	71,008	4,379,063
		66,503,098
Health Care Technology — 0.4%
HeartFlow, Inc. (a)	127,472	3,740,028
Hotels, Restaurants & Leisure — 2.7%
Cava Group, Inc. (a)	23,655	1,856,444
Lindblad Expeditions Holdings, Inc. (a)	126,458	3,571,174
Rush Street Interactive, Inc. (a)	247,824	7,370,286
Travel & Leisure Co.	98,742	7,546,851
See accompanying notes to financial statements.
BHFTI-245

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Wyndham Hotels & Resorts, Inc.	30,049	$2,530,426
		22,875,181
Household Durables — 1.1%
Cavco Industries, Inc. (a)	7,750	4,761,445
M/I Homes, Inc. (a)	30,896	4,967,768
		9,729,213
Independent Power and Renewable Electricity Producers — 1.4%
Fervo Energy Co. - Class A (a)	176,025	5,145,211
Talen Energy Corp. (a)	17,629	6,774,119
		11,919,330
Interactive Media & Services — 0.6%
Cargurus, Inc. (a) (b)	142,050	4,842,485
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc. (a)	54,948	12,461,657
Machinery — 8.4%
Atmus Filtration Technologies, Inc.	201,256	10,262,044
Enpro, Inc. (b)	40,116	15,120,924
ESCO Technologies, Inc. (b)	55,106	19,289,304
Flowserve Corp. (b)	70,947	5,261,430
RBC Bearings, Inc. (a)	15,504	9,985,506
SPX Technologies, Inc. (a)	51,084	12,524,264
		72,443,472
Metals & Mining — 2.0%
Equinox Gold Corp.	218,092	2,119,854
ERO Copper Corp. (a)	189,777	5,076,535
MP Materials Corp. (a) (b)	124,029	6,946,864
Triple Flag Precious Metals Corp.	97,222	2,913,744
		17,056,997
Oil, Gas & Consumable Fuels — 2.8%
Chord Energy Corp.	39,334	4,495,876
Matador Resources Co.	88,451	4,403,091
Par Pacific Holdings, Inc. (a)	86,839	4,869,931
Permian Resources Corp. - Class A	346,007	6,369,989
SunocoCorp LLC	59,975	4,058,508
		24,197,395
Pharmaceuticals — 2.0%
Axsome Therapeutics, Inc. (a)	71,742	17,560,289
Professional Services — 0.3%
Planet Labs PBC (a) (b)	66,605	2,206,624
Semiconductors & Semiconductor Equipment — 13.5%
Allegro MicroSystems, Inc. (a) (b)	336,025	23,394,060
Lattice Semiconductor Corp. (a) (b)	116,698	17,850,126
MKS, Inc.	59,535	26,481,168
Nova Ltd. (a) (b)	14,349	7,790,646
Onto Innovation, Inc. (a)	46,530	17,609,279
Silicon Motion Technology Corp. (ADR)	42,357	14,118,859
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment—(Continued)
Tower Semiconductor Ltd. (a)	33,353	$8,693,126
		115,937,264
Software — 2.4%
A10 Networks, Inc.	142,629	5,328,620
JFrog Ltd. (a) (b)	163,014	14,814,712
		20,143,332
Specialty Retail — 0.6%
Boot Barn Holdings, Inc. (a)	32,974	5,416,639
Textiles, Apparel & Luxury Goods — 0.5%
Gildan Activewear, Inc. (b)	83,169	4,291,520
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	27,464	9,286,952
Total Common Stocks (Cost $608,829,983)		845,270,138

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $16,460,042; collateralized by U.S. Treasury Inflation-Indexed Note at 0.500%, maturing 01/15/28, with a market value of $16,788,230	16,458,899	16,458,899
Total Short-Term Investments (Cost $16,458,899)		16,458,899

Securities Lending Reinvestments (c)—7.6%
Short-Term Investment Funds—4.7%
Allspring Government Money Market Fund, Select Class 3.570% (d)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	7,000,000	7,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	5,000,000	5,000,000
		41,000,000

Repurchase Agreements—2.9%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,000,104; collateralized by various Common Stock with an aggregate market value of $1,114,586	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-246

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $204,000	200,000	$200,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $5,000,511; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $1,500,151; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $1,530,000	1,500,000	1,500,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $4,696,266; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $4,790,191	4,695,794	4,695,794
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $5,000,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $2,042,927; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,500,157; collateralized by various Common Stock with an aggregate market value of $1,671,912	1,500,000	1,500,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $1,000,737; collateralized by various Common Stock with an aggregate market value of $1,114,626	1,000,000	$1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $1,620,170; collateralized by various Common Stock with an aggregate market value of $1,806,724	1,620,000	1,620,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $800,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $816,001	800,000	800,000
		24,815,794
Total Securities Lending Reinvestments (Cost $65,815,794)		65,815,794
Total Investments—107.8% (Cost $691,104,676)		927,544,831
Other assets and liabilities (net)—(7.8)%		(67,347,954)
Net Assets—100.0%		$860,196,877

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $128,425,015 and the collateral received consisted of cash in the amount of $65,815,794 and non-cash collateral with a value of $65,680,825. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$445,320,445	$0	$628,388,756
See accompanying notes to financial statements.
BHFTI-247

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(65,815,794)	$—	$—	$—	$(65,815,794)
Gross amount of recognized liabilities for securities lending transactions					$(65,815,794)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$845,270,138	$—	$—	$845,270,138
Total Short-Term Investments*	—	16,458,899	—	16,458,899
Securities Lending Reinvestments
Short-Term Investment Funds	41,000,000	—	—	41,000,000
Repurchase Agreements	—	24,815,794	—	24,815,794
Total Securities Lending Reinvestments	41,000,000	24,815,794	—	65,815,794
Total Investments	$886,270,138	$41,274,693	$—	$927,544,831
Collateral for Securities Loaned (Liability)	$—	$(65,815,794)	$—	$(65,815,794)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-248

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$927,544,831
Cash denominated in foreign currencies (c)	576
Receivable for:
Investments sold	8,701,543
Fund shares sold	87,189
Dividends and interest	46,204
Total Assets	936,380,343
Liabilities
Collateral for securities loaned	65,815,794
Payable for:
Investments purchased	7,396,470
Fund shares redeemed	1,953,980
Accrued Expenses:
Management fees	476,768
Distribution and service fees	91,866
Deferred trustees’ fees	269,221
Other expenses	179,367
Total Liabilities	76,183,466
Net Assets	$860,196,877
Net Assets Consist of:
Paid in surplus	$471,959,552
Distributable earnings (Accumulated losses)	388,237,325
Net Assets	$860,196,877
Net Assets
Class A	$396,228,419
Class B	449,008,235
Class E	14,960,223
Capital Shares Outstanding*
Class A	32,439,565
Class B	47,616,749
Class E	1,375,972
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.21
Class B	9.43
Class E	10.87

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $691,104,676.
(b)	Includes securities loaned at value of $128,425,015.
(c)	Identified cost of cash denominated in foreign currencies was $583.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$1,689,721
Interest	155,015
Securities lending income, net	198,446
Total investment income	2,043,182
Expenses
Management fees	3,574,584
Administration fees	26,503
Custodian and accounting fees	22,377
Distribution and service fees—Class B	519,803
Distribution and service fees—Class E	9,793
Audit and tax services	24,948
Legal	23,184
Trustees’ fees and expenses	39,806
Shareholder reporting	28,450
Insurance	3,403
Miscellaneous	7,619
Total expenses	4,280,470
Less management fee waiver	(711,720)
Less broker commission recapture	(55,733)
Net expenses	3,513,017
Net Investment Loss	(1,469,835)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	154,024,520
Foreign currency transactions	(438)
Net realized gain (loss)	154,024,082
Net change in unrealized appreciation (depreciation) on:
Investments	60,879,617
Foreign currency transactions	(33)
Net change in unrealized appreciation (depreciation)	60,879,584
Net realized and unrealized gain (loss)	214,903,666
Net Increase (Decrease) in Net Assets From Operations	$213,433,831

(a)	Net of foreign withholding taxes of $15,779.
See accompanying notes to financial statements.
BHFTI-249

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,469,835)	$(4,069,492)
Net realized gain (loss)	154,024,082	71,813,374
Net change in unrealized appreciation (depreciation)	60,879,584	(14,231,137)
Increase (decrease) in net assets from operations	213,433,831	53,512,745
From Distributions to Shareholders
Class A	(25,321,973)	0
Class B	(36,115,157)	0
Class E	(1,045,922)	0
Total distributions	(62,483,052)	0
Increase (decrease) in net assets from capital share transactions	(107,010,368)	(95,904,431)
Total increase (decrease) in net assets	43,940,411	(42,391,686)
Net Assets
Beginning of period	816,256,466	858,648,152
End of period	$860,196,877	$816,256,466

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,223,418	$13,610,086	3,042,339	$26,452,738
Reinvestments	2,151,400	25,321,973	0	0
Redemptions	(10,767,263)	(125,075,795)	(7,158,688)	(70,290,706)
Net increase (decrease)	(7,392,445)	$(86,143,736)	(4,116,349)	$(43,837,968)
Class B
Sales	289,993	$2,583,401	3,633,645	$25,016,773
Reinvestments	3,977,440	36,115,157	0	0
Redemptions	(6,682,928)	(60,088,894)	(9,815,653)	(74,853,103)
Net increase (decrease)	(2,415,495)	$(21,390,336)	(6,182,008)	$(49,836,330)
Class E
Sales	85,382	$864,849	177,664	$1,494,768
Reinvestments	99,897	1,045,922	0	0
Redemptions	(139,664)	(1,387,067)	(441,183)	(3,724,901)
Net increase (decrease)	45,615	$523,704	(263,519)	$(2,230,133)
Increase (decrease) derived from capital shares transactions		$(107,010,368)		$(95,904,431)
See accompanying notes to financial statements.
BHFTI-250

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.15	$9.56	$8.20	$7.30	$17.05	$19.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.08)
Net realized and unrealized gain (loss)	2.88	0.62	1.39	0.92	(6.10)	1.37
Total income (loss) from investment operations	2.87	0.59	1.36	0.90	(6.11)	1.29
Less Distributions
Distributions from net realized capital gains	(0.81)	0.00	0.00	0.00	(3.64)	(3.57)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(0.81)	0.00	0.00	0.00	(3.64)	(3.57)
Net Asset Value, End of Period	$12.21	$10.15	$9.56	$8.20	$7.30	$17.05
Total Return (%) (c)	28.60 (d)(e)	6.17	16.59	12.33	(35.04)	7.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (f)	0.90	0.90	0.89	0.89	0.88
Net ratio of expenses to average net assets (%) (g) (h)	0.73 (f)	0.80	0.81	0.81	0.80	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.23) (f)	(0.37)	(0.33)	(0.21)	(0.11)	(0.44)
Portfolio turnover rate (%)	54 (e)	91	56	63	54	36
Net assets, end of period (in millions)	$396.2	$404.2	$420.3	$504.5	$482.4	$655.2

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.99	$7.55	$6.49	$5.79	$14.76	$17.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.05)	(0.04)	(0.03)	(0.03)	(0.11)
Net realized and unrealized gain (loss)	2.27	0.49	1.10	0.73	(5.30)	1.22
Total income (loss) from investment operations	2.25	0.44	1.06	0.70	(5.33)	1.11
Less Distributions
Distributions from net realized capital gains	(0.81)	0.00	0.00	0.00	(3.64)	(3.57)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(0.81)	0.00	0.00	0.00	(3.64)	(3.57)
Net Asset Value, End of Period	$9.43	$7.99	$7.55	$6.49	$5.79	$14.76
Total Return (%) (c)	28.59 (e)	5.83	16.33	12.09 (d)	(35.26) (d)	6.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.15 (f)	1.15	1.15	1.14	1.14	1.13
Net ratio of expenses to average net assets (%) (g) (h)	0.98 (f)	1.05	1.06	1.06	1.05	1.03
Ratio of net investment income (loss) to average net assets (%)	(0.48) (f)	(0.62)	(0.57)	(0.46)	(0.36)	(0.68)
Portfolio turnover rate (%)	54 (e)	91	56	63	54	36
Net assets, end of period (in millions)	$449.0	$399.9	$424.6	$428.8	$394.4	$574.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-251

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.11	$8.60	$7.39	$6.59	$15.97	$18.34
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.04)	(0.02)	(0.02)	(0.10)
Net realized and unrealized gain (loss)	2.59	0.55	1.25	0.82	(5.72)	1.30
Total income (loss) from investment operations	2.57	0.51	1.21	0.80	(5.74)	1.20
Less Distributions
Distributions from net realized capital gains	(0.81)	0.00	0.00	0.00	(3.64)	(3.57)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(0.81)	0.00	0.00	0.00	(3.64)	(3.57)
Net Asset Value, End of Period	$10.87	$9.11	$8.60	$7.39	$6.59	$15.97
Total Return (%) (c)	28.58 (e)	5.93	16.37	12.14	(35.11)	7.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (f)	1.05	1.05	1.04	1.04	1.03
Net ratio of expenses to average net assets (%) (g) (h)	0.88 (f)	0.95	0.96	0.96	0.95	0.93
Ratio of net investment income (loss) to average net assets (%)	(0.37) (f)	(0.52)	(0.47)	(0.36)	(0.27)	(0.58)
Portfolio turnover rate (%)	54 (e)	91	56	63	54	36
Net assets, end of period (in millions)	$15.0	$12.1	$13.7	$13.5	$13.0	$22.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-252

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—30.0% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.2%
Tennessee Valley Authority
5.880%, 04/01/36 (a)	1,600,000	$1,762,041
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32	1,000,000	777,400
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35	750,000	490,554
		3,029,995
U.S. Treasury — 29.8%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	351,146
1.250%, 05/15/50 (a)	528,000	251,254
1.375%, 08/15/50	380,000	186,408
1.625%, 11/15/50	6,800,000	3,554,328
1.875%, 11/15/51	8,840,000	4,858,547
2.000%, 02/15/50	5,127,000	2,987,479
2.000%, 08/15/51	16,579,000	9,438,373
2.250%, 05/15/41	12,370,000	9,017,537
2.250%, 08/15/49	170,000	105,739
2.250%, 02/15/52	10,400,000	6,261,531
2.375%, 11/15/49	4,475,000	2,850,190
2.750%, 11/15/42	9,475,000	7,200,260
2.750%, 08/15/47	8,000,000	5,655,625
2.875%, 05/15/43	10,415,000	7,993,512
2.875%, 05/15/49	27,000	19,175
2.875%, 05/15/52	2,280,000	1,577,208
3.000%, 11/15/44	238,000	182,042
3.000%, 11/15/45	510,000	385,110
3.000%, 02/15/47	276,000	205,383
3.000%, 02/15/48	1,580,000	1,163,213
3.125%, 02/15/43	1,160,000	927,411
3.625%, 08/15/43	16,086,000	13,702,633
3.625%, 02/15/44	4,325,000	3,664,255
3.750%, 11/15/43	2,908,000	2,513,489
3.875%, 08/15/40	5,950,000	5,428,213
3.875%, 02/15/43	435,000	385,434
3.875%, 05/15/43	215,000	190,031
4.000%, 11/15/42	4,600,000	4,150,961
4.375%, 05/15/41	1,200,000	1,149,844
4.500%, 11/15/54	3,920,000	3,649,122
4.625%, 11/15/45	18,021,000	17,308,607
4.625%, 02/15/46 (a)	2,160,000	2,073,263
4.625%, 11/15/55 (a)	4,772,000	4,540,111
4.750%, 02/15/56 (a)	18,590,000	18,058,442
U.S. Treasury Notes
1.375%, 11/15/31	17,237,000	14,885,765
1.875%, 02/15/32	38,469,000	33,935,368
3.750%, 08/31/31	17,459,000	17,077,084
3.875%, 04/15/29	4,556,000	4,521,474
3.875%, 12/31/32	6,125,000	5,980,967
4.250%, 11/15/34	12,005,000	11,887,764
4.625%, 04/30/29	34,169,000	34,577,426
4.625%, 02/15/35 (a)	45,501,000	46,222,618
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/30	6,300,000	5,408,925
Zero Coupon, 05/15/30	700,000	594,622
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/30	3,925,000	$3,297,263
Zero Coupon, 02/15/31	12,775,000	10,503,532
Zero Coupon, 11/15/31	3,000,000	2,385,311
Zero Coupon, 02/15/32	12,900,000	10,139,388
Zero Coupon, 05/15/32	800,000	621,796
Zero Coupon, 08/15/33	400,000	293,095
Zero Coupon, 11/15/33	3,135,000	2,270,486
Zero Coupon, 02/15/34	2,000,000	1,430,668
Zero Coupon, 08/15/34	2,600,000	1,815,981
Zero Coupon, 08/15/35	707,000	470,084
Zero Coupon, 08/15/36	406,000	256,310
Zero Coupon, 11/15/36	1,112,000	692,767
Zero Coupon, 02/15/37	706,000	434,240
		351,688,810
Total U.S. Treasury & Government Agencies (Cost $393,681,382)		354,718,805

Agency Sponsored Mortgage-Backed Securities—28.1%
Agency Collateralized Mortgage Obligations — 3.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
5.290%, SOFR30A + 1.700%, 06/25/46 (144A) (b)	1,152,000	1,154,145
7.878%, SOFR30A + 4.250%, 05/25/52 (144A) (b)	1,202,193	1,218,777
Federal Home Loan Mortgage Corp. REMICS
2.663%, -1x SOFR30A + 6.256%, 10/15/37 (b) (c)	971,812	72,775
2.693%, -1x SOFR30A + 6.286%, 11/15/36 (b) (c)	478,996	33,800
4.158%, SOFR30A + 0.564%, 08/15/42 (b)	1,251,024	1,242,019
4.388%, SOFR30A + 0.794%, 11/15/37 (b)	178,376	178,984
5.000%, 08/15/35	385,380	386,493
5.058%, SOFR30A + 1.464%, 03/15/38 (b)	600,000	624,357
6.000%, 07/15/35	1,000,435	1,049,218
6.000%, 03/15/36	693,478	724,689
6.500%, 05/15/28	17,356	17,476
6.500%, 03/15/37	177,970	188,342
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,662,534	2,229,418
3.250%, 11/25/61	1,979,093	1,708,588
3.500%, 05/25/57	2,586,997	2,402,364
3.500%, 06/25/57	2,428,694	2,250,711
3.500%, 07/25/58	2,401,149	2,151,489
3.500%, 10/25/58	1,347,500	1,132,421
3.500%, 05/25/64	3,053,064	2,674,717
4.000%, 11/25/57	1,858,613	1,752,964
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (d)	263,947	203,698
3.000%, 01/15/43	764,385	696,355
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	184,653	187,694
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,889,332	3,833,472
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (d)	441,360	338,137
See accompanying notes to financial statements.
BHFTI-253

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
Zero Coupon, 10/25/43 (d)	259,321	$188,680
Zero Coupon, 12/25/43 (d)	460,308	355,270
2.788%, -1x SOFR30A + 6.416%, 01/25/41 (b) (c)	1,147,177	111,517
3.500%, 02/25/43	921,781	863,129
3.500%, 11/25/57	1,595,094	1,528,869
4.242%, SOFR30A + 0.614%, 10/25/42 (b)	148,925	147,666
4.342%, SOFR30A + 0.714%, 10/25/43 (b)	590,187	588,182
4.342%, SOFR30A + 0.714%, 12/25/43 (b)	549,026	547,527
4.642%, SOFR30A + 1.014%, 03/25/38 (b)	60,807	61,423
4.742%, SOFR30A + 1.114%, 08/25/32 (b)	128,081	129,507
5.000%, 03/25/40	1,221,296	1,224,123
5.500%, 12/25/35	314,481	320,327
6.000%, 01/25/36	760,999	788,267
6.500%, 07/18/28	7,046	7,087
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,911	18,249
1.650%, 04/20/63	49,934	47,900
4.061%, 1M TSFR + 0.414%, 08/20/60 (b)	28	27
4.061%, 1M TSFR + 0.414%, 11/20/62 (b)	135	135
4.101%, 1M TSFR + 0.454%, 12/20/62 (b)	156,719	156,111
4.135%, 1M TSFR + 0.514%, 02/20/62 (b)	19,053	19,012
4.171%, 1M TSFR + 0.524%, 03/20/63 (b)	39,186	39,090
4.181%, 1M TSFR + 0.534%, 02/20/63 (b)	243,632	242,987
4.231%, 1M TSFR + 0.584%, 03/20/63 (b)	145,394	145,179
4.231%, 1M TSFR + 0.584%, 07/20/64 (b)	112,406	112,267
4.231%, 1M TSFR + 0.584%, 09/20/64 (b)	154,090	153,904
4.241%, 1M TSFR + 0.594%, 04/20/63 (b)	141,605	141,496
4.254%, 1M TSFR + 0.614%, 09/20/37 (b)	61,080	60,921
4.261%, 1M TSFR + 0.614%, 01/20/63 (b)	10,562	10,587
4.261%, 1M TSFR + 0.614%, 04/20/63 (b)	456,980	456,372
4.261%, 1M TSFR + 0.614%, 06/20/64 (b)	748,700	747,999
4.261%, 1M TSFR + 0.614%, 07/20/64 (b)	299,058	298,780
4.311%, 1M TSFR + 0.664%, 04/20/62 (b)	64	64
4.361%, 1M TSFR + 0.714%, 04/20/64 (b)	1,380,153	1,380,852
4.398%, 04/20/43 (b)	714,375	680,265
4.411%, 1M TSFR + 0.764%, 07/20/63 (b)	34,781	34,801
4.411%, 1M TSFR + 0.764%, 01/20/64 (b)	38,396	38,443
4.411%, 1M TSFR + 0.764%, 02/20/64 (b)	152,352	152,498
4.411%, 1M TSFR + 0.764%, 03/20/64 (b)	72,520	72,624
4.451%, 1M TSFR + 0.804%, 02/20/64 (b)	196,685	197,134
4.461%, 1M TSFR + 0.814%, 09/20/63 (b)	43,360	43,421
4.511%, 1M TSFR + 0.864%, 09/20/63 (b)	14,881	14,944
4.761%, 1M TSFR + 1.114%, 12/20/66 (b)	203,338	204,912
4.893%, 11/20/42 (b)	2,282,957	2,309,241
5.000%, 12/20/33	236,702	236,103
5.000%, 07/20/39	581,024	589,071
5.000%, 10/20/39	604,211	622,848
5.063%, 06/20/40 (b)	755,650	763,531
5.500%, 07/16/33 (c)	205,299	1,169
		45,307,614
Agency Mortgage-Backed Securities — 24.3%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	8,344,558	7,011,317
2.500%, 05/01/51	1,881,030	1,583,678
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 01/01/52	3,467,844	$2,929,264
3.000%, 09/01/50	2,888,067	2,565,516
3.000%, 02/01/52	2,378,943	2,074,517
3.500%, 03/01/32	173,364	170,636
3.500%, 12/01/32	596,430	584,460
3.500%, 01/01/33	954,148	939,789
3.500%, 03/01/33	979,023	964,682
3.500%, 04/01/33	1,548,757	1,526,073
3.500%, 05/01/33	334,717	329,816
3.500%, 06/01/43	613,646	574,336
3.700%, 06/01/34	3,194,351	3,033,771
3.750%, 08/01/32	3,500,000	3,330,413
4.000%, 09/01/32	131,290	128,913
4.000%, 11/01/32	339,243	336,781
4.000%, 12/01/32	268,083	267,864
4.000%, 01/01/33	17,495	17,225
4.000%, 02/01/33	66,863	66,293
4.000%, 08/01/42	720,840	698,808
4.000%, 08/01/43	1,186,351	1,136,914
4.000%, 01/01/46	870,669	837,889
4.000%, 07/01/48	1,070,480	1,009,309
4.000%, 05/01/52	485,802	458,269
5.000%, 02/01/34	58,237	58,950
5.000%, 08/01/39	411,803	418,670
6.000%, 12/01/54	826,409	845,430
6.255%, 1Y RFUCCT + 1.866%, 07/01/40 (b)	151,737	156,770
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,841,104
3.336%, 04/25/28 (b)	1,790,000	1,755,731
3.690%, 01/25/29	397,000	389,542
3.710%, 09/25/32 (b)	3,035,000	2,895,259
3.800%, 10/25/32 (b)	2,100,000	2,011,548
3.900%, 08/25/28 (b)	3,170,000	3,131,555
Federal National Mortgage Association
1.800%, 10/01/33	3,437,129	2,891,127
1.930%, 11/01/31	4,300,000	3,776,390
2.000%, 08/01/51	3,789,454	3,051,202
2.010%, 01/01/32	4,050,000	3,578,449
2.440%, 06/01/30	2,827,480	2,617,855
2.500%, 05/01/50	2,872,051	2,457,148
2.500%, 09/01/50	2,389,768	2,041,875
2.500%, 10/01/50	1,753,280	1,503,117
2.500%, 05/01/51	3,041,132	2,568,928
2.500%, 09/01/51	3,042,104	2,545,186
2.500%, 10/01/51	5,662,005	4,773,175
2.500%, 01/01/52	2,316,387	1,966,757
2.500%, 02/01/52	3,113,518	2,638,250
2.500%, 03/01/52	3,150,967	2,688,257
2.500%, 05/01/52	3,744,490	3,161,644
2.500%, 09/01/52	4,412,783	3,719,018
2.500%, 03/01/62	2,178,513	1,745,151
2.510%, 10/01/30	3,150,000	2,912,201
2.730%, 07/01/28	2,655,620	2,568,720
2.810%, 09/01/31	1,290,042	1,198,805
See accompanying notes to financial statements.
BHFTI-254

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.970%, 06/01/30	2,702,856	$2,563,888
3.000%, 01/01/43	1,162,050	1,052,785
3.000%, 01/01/52	2,275,266	1,984,591
3.000%, 02/01/52	4,680,995	4,112,632
3.000%, 06/01/52	3,383,216	2,957,392
3.000%, 07/01/60	2,109,486	1,784,647
3.000%, 03/01/61	2,433,024	2,068,508
3.500%, 08/01/26	1,770	1,764
3.500%, 02/01/33	649,769	632,826
3.500%, 05/01/33	792,471	771,802
3.500%, 07/01/42	652,789	612,470
3.500%, 08/01/42	197,395	185,205
3.500%, 07/01/43	786,913	739,010
3.500%, 01/01/50	2,342,967	2,155,820
3.500%, 07/01/50	1,715,921	1,576,445
3.500%, 12/01/51	1,296,380	1,186,149
3.500%, 02/01/52	3,664,811	3,343,003
3.500%, 03/01/60	1,605,602	1,446,935
3.500%, 03/01/61	1,121,410	1,017,545
3.500%, 03/01/62	2,557,214	2,244,732
3.540%, 06/01/32	4,357,000	4,141,115
3.550%, 02/01/30	1,500,000	1,456,105
3.730%, 10/01/32	2,463,120	2,356,165
3.800%, 09/01/32	3,411,180	3,278,565
3.805%, 11/01/32	2,025,000	1,944,176
3.895%, 02/01/33	3,450,000	3,321,527
3.970%, 08/01/33	4,570,361	4,425,762
4.000%, 02/01/31	169,061	167,208
4.000%, 10/01/32	106,639	103,997
4.000%, 12/01/40	55,300	53,472
4.000%, 07/01/42	398,258	376,621
4.000%, 06/01/47	356,302	340,692
4.000%, 04/01/52	4,447,655	4,168,744
4.000%, 05/01/52	6,896,962	6,460,836
4.170%, 05/01/33	3,000,000	2,930,820
4.185%, 04/01/33	3,000,000	2,935,613
4.190%, 04/01/33	2,000,000	1,956,780
4.330%, 01/01/33	2,685,355	2,656,817
4.500%, 06/01/62	1,614,756	1,555,475
4.520%, 06/01/33	1,577,778	1,573,805
4.520%, 10/01/33	1,300,000	1,295,619
4.550%, 09/01/33	3,054,321	3,052,428
4.590%, 04/01/33	3,350,000	3,357,021
4.735%, 02/01/33	3,100,000	3,132,636
5.000%, 09/01/35	197,368	197,736
5.000%, 06/01/53	3,619,419	3,558,780
5.080%, 02/01/32	3,136,192	3,207,706
5.290%, 12/01/32	2,453,985	2,496,409
5.500%, 01/01/58	1,511,741	1,551,333
6.000%, 07/01/28	17,104	17,231
6.000%, 12/01/39	80,926	84,382
Federal National Mortgage Association-ACES
0.000%, 07/25/35 (c)	8,026,349	1,133
1.200%, 10/25/30	778,499	756,774
1.623%, 10/25/31 (b)	660,164	593,597
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association-ACES
1.623%, 01/25/33 (b)	3,785,108	$3,215,618
1.764%, 11/25/31 (b)	7,400,000	6,410,661
1.915%, 06/25/31 (b)	1,012,353	932,871
1.915%, 07/25/35 (b)	7,014,000	5,969,627
1.927%, 10/25/30 (b) (c)	12,839,481	343,303
1.955%, 11/25/33 (b) (c)	4,706,855	255,883
1.991%, 01/25/32 (b)	4,782,060	4,201,366
2.564%, 12/25/26 (b)	396,805	393,592
3.061%, 05/25/27 (b)	1,851,047	1,831,333
3.120%, 04/25/29 (b)	1,199,687	1,161,290
3.167%, 06/25/27 (b)	1,530,446	1,512,680
3.169%, 03/25/28 (b)	1,264,522	1,240,070
3.177%, 02/25/30 (b)	854,478	820,272
3.473%, 07/25/28 (b)	3,332,806	3,271,932
3.881%, 08/25/32 (b)	2,547,936	2,444,181
FREMF Mortgage Trust
3.662%, 11/25/49 (144A) (b)	1,700,000	1,691,867
3.786%, 04/25/28 (144A) (b)	3,100,000	2,964,322
Government National Mortgage Association
2.500%, 10/20/51	2,008,314	1,714,839
3.000%, 02/20/51	1,387,777	1,214,734
3.500%, 01/20/51	2,075,384	1,900,175
3.500%, 02/20/52	2,336,744	2,113,400
4.000%, 01/20/52	2,483,220	2,323,889
4.000%, 02/20/52	2,837,058	2,677,464
4.000%, 08/20/52	5,189,678	4,863,375
4.500%, 11/20/49	1,397,514	1,360,990
5.000%, 05/20/52	2,585,791	2,586,159
5.476%, 1Y H15 + 1.703%, 03/20/72 (b)	2,964,209	3,088,943
5.477%, 1Y H15 + 1.715%, 04/20/72 (b)	2,786,075	2,875,758
5.500%, 07/20/53	2,291,624	2,344,963
5.539%, 1Y H15 + 1.748%, 10/20/71 (b)	3,145,874	3,188,878
5.544%, 1Y H15 + 1.749%, 11/20/71 (b)	3,402,619	3,556,962
5.550%, 1Y H15 + 1.771%, 12/20/71 (b)	2,910,658	2,953,532
5.559%, 1Y H15 + 1.780%, 09/20/71 (b)	2,984,622	3,028,467
5.623%, 1Y H15 + 1.813%, 08/20/71 (b)	2,885,887	2,970,414
5.625%, 1Y H15 + 1.500%, 04/20/41 (b)	78,214	78,772
		286,932,158
Total Agency Sponsored Mortgage-Backed Securities (Cost $348,503,472)		332,239,772

Corporate Bonds & Notes—24.5%
Aerospace/Defense — 0.4%
BAE Systems PLC
1.900%, 02/15/31 (144A)	220,000	194,313
3.000%, 09/15/50 (144A)	332,000	219,092
Boeing Co.
5.040%, 05/01/27	335,000	335,960
5.705%, 05/01/40	550,000	559,265
6.298%, 05/01/29	580,000	603,802
6.388%, 05/01/31	330,000	350,641
6.528%, 05/01/34	540,000	587,474
See accompanying notes to financial statements.
BHFTI-255

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Honeywell Aerospace, Inc.
4.950%, 03/16/36 (144A)	945,000	$930,570
RTX Corp.
2.820%, 09/01/51	1,260,000	781,548
4.350%, 04/15/47	133,000	111,072
4.500%, 06/01/42	550,000	492,041
		5,165,778
Agriculture — 0.2%
Altria Group, Inc.
2.450%, 02/04/32	485,000	426,700
BAT Capital Corp.
4.540%, 08/15/47	363,000	299,246
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (a)	730,000	704,738
5.150%, 08/04/35	525,000	521,650
Reynolds American, Inc.
7.000%, 08/04/41	245,000	266,776
		2,219,110
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	315,392	299,632
3.550%, 07/15/31 (144A)	447,216	423,010
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	387,353	363,834
3.800%, 03/20/33 (144A)	284,481	276,847
4.125%, 03/20/33 (144A)	384,196	371,104
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	265,472	256,317
United Airlines Pass-Through Trust
3.100%, 04/07/30	560,477	537,659
3.500%, 09/01/31	553,845	533,970
3.700%, 09/01/31	760,605	725,370
4.150%, 02/25/33	855,868	830,542
5.450%, 08/15/38	694,472	706,115
		5,324,400
Auto Manufacturers — 0.0%
Hyundai Capital America
1.800%, 01/10/28 (144A)	635,000	608,006
Banks — 9.2%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a) (b)	200,000	189,391
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (b)	1,895,000	1,918,183
Banco Bilbao Vizcaya Argentaria SA
5.127%, 03/03/36	800,000	778,311
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	848,842
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (b)	200,000	198,864
5.588%, 08/08/28 (a)	1,200,000	1,220,948
6.607%, 11/07/28 (a)	1,000,000	1,044,933
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (b)	445,000	$396,896
2.572%, SOFR + 1.210%, 10/20/32 (b)	855,000	761,025
5.015%, SOFR + 2.160%, 07/22/33 (b)	1,400,000	1,402,077
5.045%, SOFR + 1.130%, 02/06/37 (b)	2,775,000	2,733,020
5.489%, SOFR + 1.572%, 04/23/37 (b)	1,175,000	1,170,352
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (b)	655,000	651,165
4.997%, SOFR + 1.160%, 11/12/32 (144A) (b)	1,020,000	1,019,307
5.601%, SOFR + 1.620%, 03/20/30 (144A) (b)	425,000	433,918
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (b)	620,000	674,199
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/34 (b)	615,000	605,535
4.850%, 02/01/30	297,000	298,948
Banque Federative du Credit Mutuel SA
4.541%, 01/15/31 (144A)	550,000	540,917
5.790%, 07/13/28 (144A)	855,000	873,299
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b)	460,000	412,430
5.207%, SOFR + 1.506%, 02/24/37 (b)	285,000	277,551
5.785%, SOFR + 1.590%, 02/25/36 (a) (b)	415,000	422,792
6.224%, SOFR + 2.980%, 05/09/34 (b)	200,000	210,421
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.400%, 06/03/31 (144A)	738,000	746,856
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (b)	586,000	530,825
5.176%, SOFR + 1.520%, 01/09/30 (144A) (b)	1,305,000	1,316,841
5.283%, SOFR + 1.280%, 11/19/30 (144A) (b)	545,000	551,026
5.497%, SOFR + 1.590%, 05/20/30 (144A) (b)	1,279,000	1,301,966
5.786%, SOFR + 1.620%, 01/13/33 (144A) (b)	815,000	841,195
BPCE SA
2.277%, SOFR + 1.312%, 01/20/32 (144A) (b)	415,000	366,857
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b)	910,000	920,116
5.936%, SOFR + 1.850%, 05/30/35 (144A) (b)	1,545,000	1,584,536
6.027%, SOFR + 1.956%, 05/28/36 (144A) (b)	1,175,000	1,205,293
6.293%, SOFR + 2.040%, 01/14/36 (144A) (b)	685,000	715,653
CaixaBank SA
5.581%, SOFR + 1.790%, 07/03/36 (144A) (b)	1,570,000	1,585,240
6.840%, SOFR + 2.770%, 09/13/34 (144A) (b)	330,000	359,894
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (b)	915,000	822,573
3.057%, SOFR + 1.351%, 01/25/33 (b)	677,000	613,337
4.503%, SOFR + 1.171%, 09/11/31 (b)	520,000	513,231
4.542%, SOFR + 1.338%, 09/19/30 (b)	988,000	981,060
5.174%, SOFR + 1.488%, 09/11/36 (b)	485,000	482,297
5.449%, SOFR + 1.447%, 06/11/35 (b)	1,000,000	1,017,033
6.020%, SOFR + 1.830%, 01/24/36 (b)	485,000	499,554
Cooperatieve Rabobank UA
4.990%, 1Y H15 + 0.920%, 05/27/31 (144A) (a) (b)	850,000	855,047
Credit Agricole SA
4.656%, SOFR + 1.170%, 01/12/32 (144A) (b)	713,000	701,769
5.222%, SOFR + 1.460%, 05/27/31 (144A) (b)	380,000	383,086
5.862%, SOFR + 1.740%, 01/09/36 (144A) (a) (b)	795,000	818,733
See accompanying notes to financial statements.
BHFTI-256

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (b)	440,000	$437,588
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (b)	660,000	662,611
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	920,000	941,058
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b)	312,000	309,393
3.035%, SOFR + 1.718%, 05/28/32 (b)	1,600,000	1,456,300
4.469%, SOFR + 1.100%, 12/10/31 (a) (b)	235,000	231,105
4.950%, SOFR + 1.300%, 08/04/31 (b)	240,000	239,158
4.999%, SOFR + 1.700%, 09/11/30 (b)	150,000	150,577
5.297%, SOFR + 1.720%, 05/09/31 (b)	1,565,000	1,581,365
5.373%, SOFR + 1.210%, 01/10/29 (b)	405,000	408,955
DNB Bank ASA
4.384%, SOFR + 1.049%, 11/04/31 (144A) (b)	435,000	426,661
4.853%, SOFR + 1.050%, 11/05/30 (144A) (b)	590,000	592,852
Fifth Third Bancorp
5.141%, SOFR + 1.240%, 01/29/37 (b)	440,000	431,914
8.250%, 03/01/38	200,000	243,910
Goldman Sachs Group, Inc.
1.948%, SOFR + 0.913%, 10/21/27 (b)	781,000	774,920
1.992%, SOFR + 1.090%, 01/27/32 (b)	950,000	835,622
2.640%, SOFR + 1.114%, 02/24/28 (b)	920,000	908,915
3.102%, SOFR + 1.410%, 02/24/33 (b)	1,307,000	1,183,801
4.411%, 3M TSFR + 1.692%, 04/23/39 (b)	445,000	402,423
4.939%, SOFR + 1.330%, 10/21/36 (b)	600,000	582,634
5.049%, SOFR + 1.210%, 07/23/30 (b)	745,000	749,365
5.065%, SOFR + 1.190%, 01/21/37 (b)	850,000	829,898
5.094%, SOFR + 1.340%, 04/20/34 (b)	735,000	732,052
5.218%, SOFR + 1.580%, 04/23/31 (b)	578,000	583,760
5.330%, SOFR + 1.550%, 07/23/35 (b)	1,570,000	1,575,325
6.484%, SOFR + 1.770%, 10/24/29 (b)	840,000	871,339
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (b)	630,000	597,381
2.357%, SOFR + 1.947%, 08/18/31 (a) (b)	890,000	805,513
5.240%, SOFR + 1.570%, 05/13/31 (b)	430,000	434,707
5.279%, SOFR + 1.550%, 03/10/37 (b)	535,000	528,779
5.286%, SOFR + 1.290%, 11/19/30 (b)	525,000	531,682
6.332%, SOFR + 2.650%, 03/09/44 (b)	370,000	396,044
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (a) (b)	450,000	455,284
ING Groep NV
4.803%, SOFR + 1.260%, 03/23/32 (b)	540,000	536,383
5.420%, SOFR + 1.610%, 03/23/37 (b)	380,000	380,909
KBC Group NV
4.454%, 1Y H15 + 0.850%, 09/23/31 (144A) (b)	1,376,000	1,350,124
4.932%, 1Y H15 + 1.070%, 10/16/30 (144A) (b)	550,000	551,865
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (b)	170,000	166,715
5.121%, SOFR + 1.227%, 04/04/31 (a) (b)	670,000	675,199
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (b)	730,000	733,719
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (b)	825,000	745,087
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (b)	200,000	202,092
5.188%, 1Y H15 + 0.930%, 09/12/36 (b)	485,000	481,730
Security Description	Principal Amount*	Value

Banks—(Continued)
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (b)	539,000	$508,568
4.711%, 1Y H15 + 0.920%, 07/08/31 (b)	830,000	824,907
5.323%, 1Y H15 + 1.070%, 07/08/36 (a) (b)	840,000	842,324
5.337%, 1Y H15 + 0.970%, 07/13/37 (b)	680,000	674,934
Morgan Stanley
4.300%, 01/27/45	400,000	337,160
4.431%, 3M TSFR + 1.890%, 01/23/30 (b)	1,157,000	1,146,429
4.457%, 3M TSFR + 1.693%, 04/22/39 (b)	850,000	783,412
4.708%, SOFR + 1.195%, 03/12/32 (b)	855,000	844,434
4.809%, SOFR + 1.180%, 04/16/32 (b)	490,000	486,191
5.042%, SOFR + 1.215%, 07/19/30 (b)	465,000	468,243
5.073%, SOFR + 1.184%, 01/30/37 (b)	815,000	797,013
5.296%, SOFR + 1.410%, 04/10/37 (b)	520,000	517,416
5.320%, SOFR + 1.555%, 07/19/35 (b)	625,000	628,009
5.466%, SOFR + 1.730%, 01/18/35 (b)	448,000	454,802
5.900%, SOFR + 1.782%, 03/13/47 (b)	1,180,000	1,192,610
NatWest Group PLC
4.892%, 05/18/29	290,000	290,786
5.076%, 01/27/30	565,000	568,682
5.778%, 1Y H15 + 1.500%, 03/01/35 (b)	555,000	575,525
5.808%, 1Y H15 + 1.950%, 09/13/29 (b)	570,000	582,511
PNC Financial Services Group, Inc.
4.812%, SOFR + 1.259%, 10/21/32 (b)	600,000	597,357
5.068%, SOFR + 1.933%, 01/24/34 (b)	964,000	964,805
5.373%, SOFR + 1.417%, 07/21/36 (b)	780,000	787,198
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (b)	950,000	947,852
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (b)	900,000	924,505
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (b)	550,000	549,567
5.694%, SOFR + 1.524%, 04/15/31 (b)	505,000	517,991
6.534%, SOFR + 2.600%, 01/10/29 (b)	1,300,000	1,334,337
Skandinaviska Enskilda Banken AB
4.500%, 09/03/30 (144A)	560,000	554,070
Societe Generale SA
3.337%, 1Y H15 + 1.600%, 01/21/33 (144A) (b)	1,540,000	1,398,553
5.250%, 02/19/27 (144A)	705,000	708,442
5.512%, SOFR + 1.650%, 05/22/31 (144A) (b)	1,301,000	1,321,648
Standard Chartered PLC
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (b)	355,000	356,429
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (b)	354,000	357,328
State Street Corp.
4.784%, SOFR + 1.215%, 10/23/36 (b)	355,000	344,857
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29	1,020,000	970,420
5.240%, 04/15/30	1,000,000	1,015,988
5.710%, 01/13/30	960,000	988,052
Toronto-Dominion Bank
5.298%, 01/30/32	635,000	648,748
Truist Financial Corp.
4.964%, SOFR + 1.395%, 10/23/36 (b)	805,000	783,031
5.711%, SOFR + 1.922%, 01/24/35 (b)	480,000	494,246
7.161%, SOFR + 2.446%, 10/30/29 (b)	814,000	857,350
See accompanying notes to financial statements.
BHFTI-257

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (a) (b)	690,000	$697,685
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b)	560,000	513,943
3.869%, 01/12/29 (144A)	905,000	894,593
4.398%, SOFR + 1.060%, 09/23/31 (144A) (b)	470,000	460,622
4.844%, SOFR + 1.290%, 11/06/33 (144A) (b)	1,115,000	1,095,459
5.010%, SOFR + 1.340%, 03/23/37 (144A) (b)	1,030,000	1,001,386
5.199%, SOFR + 1.340%, 08/10/37 (144A) (b)	445,000	438,039
Wells Fargo & Co.
4.897%, SOFR + 2.100%, 07/25/33 (b)	377,000	374,608
4.960%, SOFR + 1.100%, 01/23/37 (b)	400,000	390,512
5.211%, SOFR + 1.380%, 12/03/35 (b)	580,000	578,982
5.389%, SOFR + 2.020%, 04/24/34 (b)	456,000	462,952
5.557%, SOFR + 1.990%, 07/25/34 (b)	425,000	435,225
5.574%, SOFR + 1.740%, 07/25/29 (b)	387,000	393,537
5.605%, SOFR + 1.740%, 04/23/36 (b)	4,552,000	4,665,894
		108,864,223
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	503,000	489,575
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	235,000	196,444
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	165,457
Maple Parent Holdings Corp.
5.050%, 03/26/31 (144A)	250,000	249,803
5.700%, 03/26/36 (144A) (a)	193,000	195,392
		1,296,671
Biotechnology — 0.3%
Amgen, Inc.
3.150%, 02/21/40	676,000	527,055
4.663%, 06/15/51	347,000	294,826
4.850%, 02/19/36	155,000	151,850
5.600%, 03/02/43	731,000	726,597
5.650%, 03/02/53	865,000	841,907
Baxalta, Inc.
5.250%, 06/23/45	27,000	25,286
Biogen, Inc.
5.750%, 05/15/35	480,000	500,240
		3,067,761
Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	212,160
Masco Corp.
6.500%, 08/15/32	720,000	764,979
		977,139
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.319%, 11/15/38	807,000	797,629
Security Description	Principal Amount*	Value

Chemicals—(Continued)
EIDP, Inc.
5.125%, 05/15/32	935,000	$945,863
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	725,000	654,052
Nutrien Ltd.
4.125%, 03/15/35	315,000	289,616
		2,687,160
Commercial Services — 0.7%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A) (a)	740,000	744,119
6.319%, 12/04/28 (144A)	610,000	630,538
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	567,622
Ford Foundation
2.815%, 06/01/70	275,000	155,507
Global Payments, Inc.
2.900%, 05/15/30	211,000	193,674
2.900%, 11/15/31	404,000	355,857
3.200%, 08/15/29	1,437,000	1,355,650
5.300%, 08/15/29	272,000	273,637
5.550%, 11/15/35	1,355,000	1,313,571
Pepperdine University
3.301%, 12/01/59	450,000	291,884
Quanta Services, Inc.
2.350%, 01/15/32	855,000	750,654
2.900%, 10/01/30	1,110,000	1,032,602
5.100%, 08/09/35	620,000	615,880
University of Southern California
3.226%, 10/01/2120	440,000	248,405
		8,529,600
Computers — 0.2%
Accenture Capital, Inc.
4.500%, 10/04/34	269,000	257,964
Apple, Inc.
2.700%, 08/05/51	965,000	588,427
CGI, Inc.
2.300%, 09/14/31	1,184,000	1,026,887
Leidos, Inc.
2.300%, 02/15/31	365,000	324,496
5.000%, 03/15/36	410,000	394,894
		2,592,668
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	169,738
Diversified Financial Services — 1.5%
Aercap Funding DAC
4.875%, 07/07/31	205,000	203,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	983,951
3.300%, 01/30/32	945,000	863,800
4.750%, 01/15/33 (a)	230,000	224,613
5.000%, 11/15/35	275,000	267,353
See accompanying notes to financial statements.
BHFTI-258

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.100%, 01/15/27	990,000	$997,322
Aircastle Ltd./Aircastle Ireland DAC
5.000%, 09/15/30 (144A)	318,000	316,734
5.250%, 03/15/30 (144A)	369,000	371,307
5.750%, 10/01/31 (144A)	260,000	265,958
American Express Co.
4.804%, SOFR + 1.237%, 10/24/36 (b)	380,000	367,978
4.918%, SOFR + 1.220%, 07/20/33 (b)	320,000	319,824
5.442%, SOFR + 1.320%, 01/30/36 (b)	635,000	647,962
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	505,000	506,352
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,218,000	1,181,895
3.250%, 02/15/27 (144A)	1,840,000	1,824,160
4.200%, 04/15/29 (144A)	340,000	333,908
4.700%, 01/30/31 (144A)	415,000	407,615
4.850%, 04/01/33 (144A)	576,000	557,560
4.950%, 01/15/28 (144A)	543,000	544,211
4.950%, 10/15/32 (144A)	152,000	148,329
5.750%, 03/01/29 (144A)	165,000	168,300
Brookfield Finance, Inc.
4.700%, 09/20/47	84,000	70,984
4.850%, 03/29/29	485,000	485,680
Capital One Financial Corp.
2.618%, SOFR + 1.265%, 11/02/32 (b)	735,000	650,949
6.312%, SOFR + 2.640%, 06/08/29 (b)	570,000	586,123
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,313,000	2,322,368
Nasdaq, Inc.
5.550%, 02/15/34	262,000	269,526
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	494,909
5.545%, 07/14/36	600,000	601,330
Synchrony Financial
5.935%, SOFR + 2.130%, 08/02/30 (b)	353,000	360,027
		17,344,968
Electric — 2.9%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	149,087
AES Corp.
5.800%, 03/15/32	725,000	734,670
Appalachian Power Recovery Funding LLC
5.836%, 04/01/48	495,000	505,313
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,502,142
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	346,749
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	245,679
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,262,491
5.800%, 03/01/33	174,000	181,598
6.250%, 10/01/39	160,000	168,863
Security Description	Principal Amount*	Value

Electric—(Continued)
Consumers Energy Co.
4.350%, 08/31/64	191,000	$146,149
DTE Electric Co.
5.700%, 10/01/37	300,000	309,911
Duke Energy Corp.
5.700%, 09/15/55 (a)	440,000	423,290
6.100%, 09/15/53	660,000	671,412
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	267,424
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	293,470
4.100%, 03/15/43	200,000	166,738
4.375%, 03/30/44	247,000	209,831
5.700%, 04/01/35	360,000	371,630
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	403,134
2.775%, 01/07/32 (144A)	280,000	246,595
3.616%, 08/01/27 (144A)	1,050,000	1,037,906
Electricite de France SA
5.250%, 04/22/36 (144A)	117,000	114,858
5.950%, 04/22/34 (144A) (a)	380,000	398,467
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	426,120
ENEL Finance International NV
3.500%, 04/06/28 (144A)	465,000	456,246
5.000%, 09/30/35 (144A)	530,000	514,789
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	168,384
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	244,514
5.800%, 03/15/55	525,000	524,904
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	319,088
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	110,363
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,297,717
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	307,806
5.300%, 07/01/43	360,000	337,472
5.500%, 04/15/36 (144A)	200,000	202,791
Jersey Central Power & Light Co.
5.100%, 01/15/35	220,000	219,831
6.150%, 06/01/37	200,000	211,041
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	312,281
Nevada Power Co.
5.375%, 09/15/40	223,000	216,834
6.650%, 04/01/36	360,000	395,511
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	209,281
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	630,694
Northern States Power Co.
6.500%, 03/01/28	628,000	643,690
See accompanying notes to financial statements.
BHFTI-259

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	625,000	$604,379
Ohio Power Co.
2.900%, 10/01/51	635,000	388,957
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	439,962
Pacific Gas & Electric Co.
3.750%, 08/15/42	245,000	184,740
4.300%, 03/15/45 (a)	420,000	330,412
5.800%, 05/15/34	1,168,000	1,193,963
5.900%, 10/01/54	55,000	51,942
6.000%, 08/15/35	1,665,000	1,716,560
6.400%, 06/15/33	755,000	798,880
6.750%, 01/15/53	40,000	41,997
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	493,588
5.529%, 06/01/51	590,000	584,909
5.536%, 07/15/49	630,000	623,453
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	446,071
5.099%, 06/01/54	675,000	620,973
5.212%, 12/01/49	360,000	340,955
Progress Energy, Inc.
7.000%, 10/30/31	200,000	219,386
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	648,443
Puget Energy, Inc.
2.379%, 06/15/28	853,000	814,844
5.725%, 03/15/35	275,000	276,750
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	404,851
5.950%, 03/15/56	210,000	213,036
SCE Recovery Funding LLC
4.697%, 06/15/42	557,064	548,229
5.341%, 03/15/47	450,000	443,944
Sigeco Securitization I LLC
5.026%, 11/15/38	511,009	510,633
Southern California Edison Co.
3.650%, 03/01/28	500,000	491,856
5.550%, 01/15/36	500,000	495,237
5.900%, 03/01/55	85,000	81,151
Southern Power Co.
5.150%, 09/15/41	400,000	380,683
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	219,947
Tampa Electric Co.
4.450%, 06/15/49	500,000	415,394
Toledo Edison Co.
6.150%, 05/15/37	400,000	429,062
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	108,920
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	230,000	232,489
6.000%, 04/15/34 (144A)	90,000	92,646
		33,796,006
Security Description	Principal Amount*	Value

Electronics — 0.1%
Amphenol Corp.
5.300%, 11/15/55 (a)	670,000	$635,810
Food — 0.5%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	200,000	199,815
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.750%, 12/01/31	760,000	709,300
5.500%, 01/15/36	810,000	808,822
5.625%, 03/10/37 (144A)	15,000	14,938
5.950%, 04/20/35	135,000	139,207
6.375%, 04/15/66	905,000	888,263
6.750%, 03/15/34	79,000	86,199
Kraft Heinz Foods Co.
4.875%, 10/01/49	1,095,000	918,086
Kroger Co.
5.000%, 09/15/34	270,000	266,433
8.000%, 09/15/29	400,000	440,750
Mars, Inc.
5.650%, 05/01/45 (144A)	705,000	700,509
Tyson Foods, Inc.
5.700%, 03/15/34	285,000	293,233
		5,465,555
Gas — 0.3%
Atmos Energy Corp.
4.150%, 01/15/43	460,000	388,632
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	391,945
NiSource, Inc.
1.700%, 02/15/31	570,000	497,202
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	165,955
4.400%, 06/01/43	375,000	320,837
6.000%, 10/01/34	1,000,000	1,056,045
Southwest Gas Corp.
3.800%, 09/29/46	332,000	253,109
		3,073,725
Healthcare-Products — 0.1%
Solventum Corp.
5.600%, 03/23/34	821,000	840,248
Thermo Fisher Scientific, Inc.
4.902%, 02/12/36	700,000	691,764
		1,532,012
Healthcare-Services — 1.0%
Aetna, Inc.
6.625%, 06/15/36	297,000	323,481
Children's Hospital Corp.
2.585%, 02/01/50	430,000	263,071
2.928%, 07/15/50	540,000	342,123
Cigna Group
3.200%, 03/15/40	1,106,000	863,538
4.800%, 07/15/46	156,000	137,196
See accompanying notes to financial statements.
BHFTI-260

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CommonSpirit Health
2.782%, 10/01/30	430,000	$395,890
3.910%, 10/01/50	425,000	315,538
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	347,444
Elevance Health, Inc.
4.650%, 08/15/44	324,000	281,844
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	842,725
2.875%, 09/01/50	700,000	442,391
Hartford HealthCare Corp.
3.447%, 07/01/54	290,000	205,610
HCA, Inc.
3.500%, 07/15/51	397,000	268,600
3.625%, 03/15/32	242,000	225,268
4.900%, 11/15/35	160,000	154,953
5.125%, 06/15/39	565,000	538,568
5.450%, 09/15/34	515,000	520,530
5.500%, 06/15/47	445,000	414,624
5.750%, 03/01/35	578,000	595,816
5.950%, 09/15/54 (a)	300,000	294,341
6.100%, 04/01/64 (a)	640,000	635,923
Memorial Health Services
3.447%, 11/01/49	995,000	699,422
MyMichigan Health
3.409%, 06/01/50	245,000	171,096
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52	181,000	154,319
NYU Langone Hospitals
3.380%, 07/01/55	410,000	277,922
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	385,997
Texas Health Resources
2.328%, 11/15/50	340,000	194,204
4.330%, 11/15/55	250,000	203,070
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	606,018
5.875%, 02/15/53	405,000	407,179
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	338,909
		11,847,610
Insurance — 0.4%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	540,728
Aon North America, Inc.
5.450%, 03/01/34	1,000,000	1,020,185
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	469,120
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	381,152
F&G Annuities & Life, Inc.
6.500%, 06/04/29 (a)	635,000	648,893
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A)	156,000	129,392
Security Description	Principal Amount*	Value

Insurance—(Continued)
Hartford Insurance Group, Inc.
4.300%, 04/15/43	400,000	$339,538
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	479,414
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	200,000	157,745
		4,166,167
Internet — 0.6%
Alphabet, Inc.
5.500%, 02/15/46	400,000	394,058
5.650%, 02/15/56	595,000	587,095
5.750%, 02/15/66 (a)	365,000	361,092
Amazon.com, Inc.
4.875%, 03/13/36	1,160,000	1,141,907
5.800%, 03/13/56	420,000	417,320
Meta Platforms, Inc.
4.875%, 11/15/35	980,000	953,704
5.250%, 05/15/36	195,000	193,624
5.400%, 08/15/54	365,000	322,053
5.500%, 11/15/45	980,000	909,368
5.600%, 05/15/53	835,000	759,403
5.625%, 11/15/55	175,000	158,577
6.300%, 05/15/56	400,000	398,167
Uber Technologies, Inc.
4.800%, 09/15/34	370,000	363,053
		6,959,421
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	840,000	521,191
4.800%, 03/01/50	145,000	108,156
6.834%, 10/23/55 (a)	300,000	279,238
Comcast Corp.
2.887%, 11/01/51	1,131,000	640,986
2.937%, 11/01/56	663,000	359,073
2.987%, 11/01/63	42,000	21,850
3.900%, 03/01/38	591,000	500,544
4.200%, 08/15/34	556,000	515,941
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	336,545
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	855,635
		4,139,159
Mining — 0.2%
Anglo American Capital PLC
5.750%, 04/05/34 (144A) (a)	1,020,000	1,052,121
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	560,506
Glencore Funding LLC
5.508%, 04/01/36 (144A)	290,000	291,706
5.634%, 04/04/34 (144A)	610,000	626,054
		2,530,387
See accompanying notes to financial statements.
BHFTI-261

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas — 0.6%
Aker BP ASA
5.800%, 10/01/54 (144A)	185,000	$172,004
BP Capital Markets America, Inc.
2.939%, 06/04/51	760,000	480,863
ConocoPhillips Co.
5.500%, 01/15/55 (a)	545,000	522,298
Devon Energy Corp.
3.900%, 05/15/27 (144A)	710,000	705,068
5.400%, 02/15/35 (144A)	590,000	592,312
5.750%, 09/15/54 (a)	194,000	186,970
EQT Corp.
3.900%, 10/01/27	59,000	58,475
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	545,653
Jonah Energy LLC
7.800%, 11/10/37	1,203,355	1,203,355
Pioneer Natural Resources Co.
2.150%, 01/15/31	385,000	345,238
Suncor Energy, Inc.
5.950%, 12/01/34	448,000	467,278
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	673,376
3.127%, 05/29/50	870,000	577,816
3.461%, 07/12/49	660,000	469,976
		7,000,682
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000%, 06/15/36	590,000	577,079
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.125%, 03/12/36 (a)	680,000	667,945
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.400%, 11/06/42	600,000	527,481
4.450%, 05/14/46	220,000	188,962
4.750%, 03/15/36 (a)	790,000	772,893
5.550%, 03/15/56	900,000	885,437
AstraZeneca PLC
6.450%, 09/15/37	350,000	388,655
Bristol-Myers Squibb Co.
3.700%, 03/15/52	380,000	278,514
4.125%, 06/15/39	527,000	469,827
4.550%, 02/20/48	427,000	364,826
5.550%, 02/22/54 (a)	61,000	59,571
Cencora, Inc.
5.150%, 02/15/35	1,110,000	1,108,412
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	506,339	472,566
5.773%, 01/10/33 (144A)	432,029	431,395
8.353%, 07/10/31 (144A)	80,295	86,531
Eli Lilly & Co.
5.700%, 05/20/66 (a)	330,000	331,789
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Novartis Capital Corp.
5.700%, 03/18/56	170,000	$173,232
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	927,000	617,010
5.650%, 07/05/44 (a)	228,000	226,450
		7,383,551
Pipelines — 0.8%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	651,074
Cheniere Energy Partners LP
5.550%, 10/30/35	300,000	304,739
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	252,241
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A) (a)	1,600,000	1,619,877
5.962%, 02/15/55 (144A)	1,085,000	1,072,109
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	325,000	334,221
Enbridge, Inc.
5.625%, 04/05/34	705,000	725,822
5.700%, 03/08/33	680,000	702,136
Energy Transfer LP
4.150%, 09/15/29	308,000	302,498
4.950%, 01/15/43	394,000	347,970
5.300%, 04/01/44	200,000	182,790
6.000%, 06/15/48	270,000	262,162
6.100%, 02/15/42	500,000	502,223
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	679,128	563,368
ONEOK, Inc.
4.750%, 10/15/31	680,000	672,163
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27	195,000	195,493
5.026%, 10/01/29	225,000	225,771
Western Midstream Operating LP
5.250%, 02/01/50	325,000	281,960
		9,198,617
Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	710,000	597,932
American Tower Corp.
3.100%, 06/15/50 (a)	390,000	253,959
3.700%, 10/15/49	665,000	485,326
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	576,443
2.500%, 08/16/31	325,000	289,442
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	1,045,801
DOC Dr. LLC
2.625%, 11/01/31	405,000	361,230
Equinix Europe 2 Financing Corp. LLC
4.700%, 03/15/33	700,000	682,240
Essex Portfolio LP
2.650%, 03/15/32	565,000	501,228
See accompanying notes to financial statements.
BHFTI-262

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Goodman U.S. Finance Eight LLC
5.875%, 04/28/46 (144A)	110,000	$108,287
Goodman U.S. Finance Six LLC
5.125%, 10/07/34 (144A)	270,000	265,867
Healthpeak OP LLC
3.500%, 07/15/29	600,000	579,261
UDR, Inc.
2.100%, 08/01/32	470,000	399,662
3.000%, 08/15/31	95,000	87,176
3.200%, 01/15/30	625,000	594,727
Welltower OP LLC
6.500%, 03/15/41	225,000	249,674
WP Carey, Inc.
2.250%, 04/01/33	845,000	709,179
5.200%, 09/15/36	95,000	93,751
		7,881,185
Retail — 0.1%
AutoZone, Inc.
1.650%, 01/15/31	260,000	226,798
Home Depot, Inc.
3.625%, 04/15/52	400,000	289,384
McDonald's Corp.
4.450%, 03/01/47	180,000	151,985
		668,167
Semiconductors — 0.5%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,685,000	1,431,341
3.187%, 11/15/36 (144A)	465,000	389,603
4.800%, 02/15/36	177,000	171,769
Foundry JV Holdco LLC
6.100%, 01/25/36 (144A)	200,000	210,843
6.200%, 01/25/37 (144A)	255,000	269,646
Intel Corp.
3.250%, 11/15/49	410,000	266,950
3.734%, 12/08/47	255,000	183,582
5.700%, 02/10/53	200,000	188,612
KLA Corp.
3.300%, 03/01/50	610,000	423,452
Marvell Technology, Inc.
2.950%, 04/15/31	1,085,000	997,303
5.450%, 07/15/35	1,367,000	1,385,824
		5,918,925
Software — 0.5%
Fidelity National Information Services, Inc.
4.800%, 03/10/31	409,000	404,528
Fiserv, Inc.
5.150%, 08/12/34	340,000	330,183
Oracle Corp.
3.600%, 04/01/50	810,000	492,571
3.800%, 11/15/37 (a)	900,000	719,053
3.850%, 07/15/36	124,000	102,936
3.950%, 03/25/51	195,000	124,757
4.800%, 09/26/32 (a)	565,000	537,604
Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
4.900%, 02/06/33	820,000	$777,461
5.700%, 02/04/36 (a)	455,000	440,647
5.875%, 09/26/45 (a)	430,000	376,410
6.550%, 02/04/46	125,000	117,836
6.700%, 02/04/56	705,000	663,554
6.850%, 02/04/66	300,000	279,236
Roper Technologies, Inc.
4.750%, 02/15/32 (a)	380,000	376,087
Synopsys, Inc.
5.700%, 04/01/55 (a)	645,000	625,512
		6,368,375
Telecommunications — 0.7%
AT&T, Inc.
3.550%, 09/15/55	396,000	255,002
3.650%, 06/01/51	2,795,000	1,900,359
Beacon Point DC LLC
6.129%, 11/30/42 (144A)	2,095,000	2,112,993
NTT Finance Corp.
5.259%, 11/01/33 (144A)	365,000	363,875
Orange SA
5.000%, 01/13/36 (144A)	1,180,000	1,152,718
Space Exploration Technologies Corp.
5.350%, 07/15/31 (144A)	1,075,000	1,072,199
5.650%, 07/15/33 (144A)	1,060,000	1,053,685
T-Mobile USA, Inc.
3.400%, 10/15/52	900,000	589,999
3.600%, 11/15/60	385,000	249,200
		8,750,030
Transportation — 0.1%
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	523,672
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	171,022
Union Pacific Corp.
4.100%, 09/15/67	200,000	147,309
		842,003
Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A)	240,000	237,899
Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30	750,000	701,644
Total Corporate Bonds & Notes (Cost $306,418,996)		289,189,176

Asset-Backed Securities—10.9%
Asset-Backed - Automobile — 3.6%
American Credit Acceptance Receivables Trust
4.850%, 05/10/32 (144A)	1,015,000	1,010,354
See accompanying notes to financial statements.
BHFTI-263

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	$1,632,364
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,331,540	1,337,779
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	691,388	692,738
6.160%, 09/10/29 (144A)	1,430,000	1,457,727
Credit Acceptance Auto Loan Trust
4.870%, 01/15/36 (144A)	1,415,000	1,405,101
5.390%, 01/16/35 (144A)	2,720,000	2,724,625
6.130%, 12/15/33 (144A)	869,431	872,357
6.390%, 08/15/33 (144A)	6,875	6,881
6.710%, 07/17/34 (144A)	2,370,000	2,401,390
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	250,662	250,863
Exeter Automobile Receivables Trust
5.160%, 03/15/32	900,000	895,493
5.920%, 02/15/30	2,540,000	2,571,923
5.980%, 12/15/28	1,162,625	1,166,752
6.210%, 06/15/28	25,678	25,702
FHF Issuer Trust
5.690%, 02/15/30 (144A)	913,835	915,976
GLS Auto Receivables Issuer Trust
5.130%, 08/15/31 (144A)	2,500,000	2,480,927
6.010%, 05/15/29 (144A)	653,923	656,149
Hyundai Auto Lease Securitization Trust
4.380%, 06/15/29 (144A)	1,515,000	1,512,545
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,878,118
Research-Driven Pagaya Motor Asset Trust
5.377%, 03/26/35 (144A)	2,315,000	2,315,847
5.382%, 02/26/35 (144A)	2,300,000	2,302,828
Santander Drive Auto Receivables Trust
5.690%, 02/18/31	3,359,799	3,378,187
5.970%, 10/15/31	3,040,000	3,086,804
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,475,136
Truist Bank Auto Credit-Linked Notes
5.067%, 06/26/34 (144A)	1,613,000	1,610,588
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	395,949	396,432
6.640%, 11/15/28 (144A)	1,620,000	1,631,590
		42,093,176
Asset-Backed - Credit Card — 0.2%
Continental Finance Credit Card ABS Master Trust
5.400%, 12/17/35 (144A)	2,375,000	2,364,218
Asset-Backed - Home Equity — 0.2%
Deephaven Residential Mortgage Trust
5.312%, 03/25/61 (144A) (e)	1,444,627	1,440,032
Fig Six Trust
5.755%, 08/25/56 (144A) (b)	770,000	772,229
		2,212,261
Security Description	Principal Amount*	Value

Asset-Backed - Other — 6.9%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	404,264	$378,971
AMSR Trust
3.775%, 04/17/43 (144A)	2,000,000	1,850,891
4.387%, 03/17/39 (144A)	3,000,000	2,963,860
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	962,386	966,185
BG Beta I Ltd.
6.280%, 07/16/54	1,544,000	1,543,345
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	710,457	718,517
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	583,500	538,587
CFIN Issuer LLC
4.750%, 02/16/26 (144A) (e)	263,347	261,463
COOF Securitization Trust Ltd.
2.948%, 06/25/40 (144A) (b) (c)	144,126	9,180
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	41,647	41,574
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,230,994	2,241,566
DP Lion Holdco LLC
8.243%, 11/30/43	763,034	777,799
FirstKey Homes Trust
5.197%, 05/19/39 (144A)	1,320,000	1,309,946
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (b)	3,300,000	3,173,871
3.850%, 10/25/26 (144A) (b)	2,680,000	2,577,334
4.450%, 01/25/28 (144A) (b)	3,100,000	3,053,413
6.500%, 03/26/27 (144A) (b)	3,375,000	3,335,664
Foundation Finance Trust
9.100%, 06/15/49 (144A)	1,495,637	1,577,497
FW Energy Asset Issuer LLC
7.151%, 08/25/44	1,727,941	1,744,875
8.106%, 08/25/44	537,304	541,393
Goodgreen Trust
2.760%, 04/15/55 (144A)	719,054	618,333
3.260%, 10/15/53 (144A)	760,857	683,225
3.740%, 10/15/52 (144A)	156,905	145,071
5.900%, 01/17/61 (144A)	1,436,943	1,419,301
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	1,559,571	1,538,971
Grene Energy Senior
11.000%, 01/25/27 (f)	126,287	102,292
HERO Funding Trust
3.080%, 09/20/42 (144A)	120,773	112,864
3.950%, 09/20/48 (144A)	490,352	456,974
4.460%, 09/20/47 (144A)	416,059	393,514
Hilton Grand Vacations Trust
4.900%, 10/25/44 (144A)	1,216,361	1,205,525
5.010%, 02/25/43 (144A)	777,321	775,980
Identity Digital Cap LLC
6.793%, 03/20/65	2,500,000	2,491,750
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	1,763,367
See accompanying notes to financial statements.
BHFTI-264

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Non-Agency Mortgage-Backed Securities—2.8%
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Jonah Energy ABS II LLC
7.200%, 12/10/37 (144A)	623,399	$626,862
KGS-Alpha SBA COOF Trust
0.592%, 05/25/39 (144A) (b) (c)	573,980	5,692
0.781%, 08/25/38 (144A) (b) (c)	404,051	5,016
1.882%, 03/25/39 (144A) (b) (c)	378,311	9,100
3.159%, 04/25/40 (144A) (b) (c)	69,247	3,332
NMABS Issuer I LLC
5.140%, 11/22/55 (144A)	2,151,857	2,088,184
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	623,428	617,921
OneMain Financial Issuance Trust
2.210%, 09/14/35 (144A)	2,145,000	2,083,678
Oportun Issuance Trust
5.060%, 01/09/34 (144A)	2,162,000	2,149,736
5.310%, 02/08/33 (144A)	2,790,000	2,780,050
PowerPay Issuance Trust
5.230%, 11/18/41 (144A)	1,569,367	1,558,726
Progress Residential Trust
2.425%, 07/17/38 (144A)	2,535,000	2,529,635
3.325%, 07/17/41 (144A)	1,229,000	1,154,100
3.930%, 02/17/41 (144A)	3,150,000	3,022,706
4.000%, 12/17/42 (144A)	925,000	866,539
4.320%, 05/17/43 (144A)	1,315,000	1,255,019
5.200%, 04/17/39 (144A)	2,435,000	2,418,732
Purchasing Power Funding LLC
4.810%, 08/15/30 (144A)	2,181,000	2,158,362
Reach ABS Trust
5.120%, 08/18/32 (144A)	1,405,000	1,400,295
Renew Financial
3.670%, 09/20/52 (144A)	215,048	197,627
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,307,286
6.770%, 08/22/33 (144A)	2,385,000	2,445,738
Stream Innovations Issuer Trust
4.780%, 08/15/46 (144A)	2,726,523	2,683,512
Upstart Securitization Trust
5.080%, 05/20/36 (144A)	1,214,000	1,209,664
5.350%, 07/20/36 (144A)	1,790,000	1,788,029
VM Debt Trust
7.460%, 07/18/27	3,998,352	3,823,061
VOLT C LLC
5.992%, 05/25/51 (144A) (e)	250,254	250,303
VOLT XCV LLC
6.240%, 03/27/51 (144A) (e)	6,639	6,642
		81,758,645
Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
4.542%, SOFR30A + 0.914%, 12/26/44 (144A) (b)	271,463	267,073
Total Asset-Backed Securities (Cost $129,084,091)		128,695,373

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 1.6%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (e)	1,300,000	$1,297,006
8.230%, 03/25/31 (b)	1,493,611	1,496,931
Brean Asset-Backed Securities Trust
4.250%, 04/25/66 (144A)	1,930,000	1,854,436
Center Street Lending Resi-Investor ABS Mortgage Trust
5.375%, 12/25/30 (144A) (e)	1,277,000	1,268,723
Global Mortgage Securitization Ltd.
4.083%, 1M TSFR + 0.434%, 11/25/32 (144A) (b)	17,125	17,080
HarborView Mortgage Loan Trust
5.335%, 05/19/34 (b)	171,106	162,894
JP Morgan Mortgage Trust
6.067%, 08/25/34 (b)	22,674	23,063
Merrill Lynch Mortgage Investors Trust
4.223%, 1M TSFR + 0.574%, 04/25/29 (b)	49,919	46,323
4.263%, 1M TSFR + 0.614%, 05/25/29 (b)	78,727	77,456
4.383%, 1M TSFR + 0.734%, 10/25/28 (b)	40,862	38,130
4.403%, 1M TSFR + 0.754%, 10/25/28 (b)	23,212	22,914
4.806%, 6M TSFR + 1.108%, 01/25/29 (b)	48,148	47,101
MOO Securitization Trust
4.750%, 06/25/66 (144A) (b)	1,182,000	1,144,266
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (e)	1,900,000	1,898,500
6.664%, 03/25/39 (144A) (e)	1,854,394	1,854,395
PRET Trust
4.075%, 06/25/64 (144A) (b)	1,774,352	1,680,310
PRPM LLC
4.000%, 11/25/53 (144A) (e)	537,494	529,840
Sequoia Mortgage Trust
4.354%, 1M TSFR + 0.714%, 12/20/34 (b)	104,039	96,650
4.394%, 1M TSFR + 0.754%, 01/20/34 (b)	63,367	62,113
4.414%, 1M TSFR + 0.774%, 07/20/33 (b)	119,269	111,930
4.434%, 1M TSFR + 0.794%, 10/20/34 (b)	237,002	218,617
4.514%, 1M TSFR + 0.874%, 04/20/33 (b)	87,365	81,652
Structured Asset Mortgage Investments II Trust
4.454%, 1M TSFR + 0.814%, 01/19/34 (b)	205,139	198,205
4.454%, 1M TSFR + 0.814%, 03/19/34 (b)	211,992	201,301
Structured Asset Mortgage Investments Trust
4.654%, 1M TSFR + 1.014%, 05/19/33 (b)	121,137	118,475
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.231%, 11/25/33 (b)	62,788	62,354
Thornburg Mortgage Securities Trust
4.403%, 1M TSFR + 0.754%, 09/25/43 (b)	107,397	106,004
5.180%, 04/25/45 (b)	259,414	255,414
5.271%, 12/25/44 (b)	125,757	124,949
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (b)	3,845,554	3,431,630
		18,528,662
Commercial Mortgage-Backed Securities — 1.2%
BAMLL Commercial Mortgage Securities Trust
4.354%, 08/15/46 (144A) (b)	1,200,000	832,346
COMM Mortgage Trust
1.334%, 07/10/45 (144A) (b) (c)	19,019,942	314,951
3.942%, 04/10/33 (144A) (b)	1,450,000	1,417,017
See accompanying notes to financial statements.
BHFTI-265

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Short-Term Investments—2.9%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	$835,909
CSTL Commercial Mortgage Trust
5.315%, 11/10/42 (144A) (b)	615,000	601,262
D2 Multifamily Credit Issuer Ltd.
5.089%, 1M TSFR + 1.450%, 11/19/43 (144A) (b)	690,000	690,646
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	717,474
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,457,830
MTN Commercial Mortgage Trust
5.153%, 05/15/43 (144A) (b)	3,000,000	2,994,350
ROCK Trust
5.388%, 11/13/41 (144A)	1,000,000	1,010,696
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,752,005
WFRBS Commercial Mortgage Trust
4.356%, 03/15/45 (144A) (b)	273,993	250,044
		13,874,530
Total Non-Agency Mortgage-Backed Securities (Cost $34,296,048)		32,403,192

Foreign Government—0.7%
Sovereign — 0.7%
Chile Government International Bonds
2.550%, 01/27/32	394,000	350,069
Mexico Government International Bonds
2.659%, 05/24/31	848,000	747,215
3.500%, 02/12/34	577,000	491,315
3.771%, 05/24/61	625,000	374,063
4.350%, 01/15/47	228,000	168,492
4.600%, 01/23/46	959,000	739,389
4.600%, 02/10/48	200,000	151,300
5.375%, 03/22/33	2,368,000	2,313,654
5.750%, 10/12/2110	500,000	407,500
5.850%, 07/02/32	1,051,000	1,061,300
6.000%, 05/13/30	498,000	510,425
6.875%, 05/13/37	740,000	775,372
Panama Government International Bonds
5.227%, 02/23/34	516,000	507,125
Total Foreign Government (Cost $9,618,055)		8,597,219

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	725,653

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $34,280,497; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $34,963,750	34,278,117	$34,278,117
Total Short-Term Investments (Cost $34,278,117)		34,278,117

Securities Lending Reinvestments (g)—0.4%
Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 3.570% (h)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (h)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (h)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (h)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (h)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (h)	150,000	150,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (h)	150,000	150,000
		2,800,000

Repurchase Agreements—0.1%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,459	100,000	100,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,181	100,000	100,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $204,000	200,000	200,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $250,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $255,000	250,000	250,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
See accompanying notes to financial statements.
BHFTI-266

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $218,427; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $222,774	218,405	$218,405
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $50,005; collateralized by various Common Stock with an aggregate market value of $55,730	50,000	50,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $50,005; collateralized by various Common Stock with an aggregate market value of $55,763	50,000	50,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		1,168,405
Total Securities Lending Reinvestments (Cost $3,968,405)		3,968,405
Total Investments—100.4% (Cost $1,260,568,566)		1,184,815,712
Other assets and liabilities (net)—(0.4)%		(4,160,319)
Net Assets—100.0%		$1,180,655,393

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $80,318,899 and the collateral received consisted of cash in the amount of $3,968,405 and non-cash collateral with a value of $80,152,820. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Interest only security.
(d)	Principal only security.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$219,934,472, which is 18.6% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$223,876,214	$79,959,325	$251 ,728,727	$88,344,601
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(2,824,705)	$—	$—	$—	$(2,824,705)
U.S. Treasury & Government Agencies	(1,143,700)	—	—	—	(1,143,700)
Total Borrowings	$(3,968,405)	$—	$—	$—	$(3,968,405)
Gross amount of recognized liabilities for securities lending transactions					$(3,968,405)
See accompanying notes to financial statements.
BHFTI-267

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$354,718,805	$—	$354,718,805
Total Agency Sponsored Mortgage-Backed Securities*	—	332,239,772	—	332,239,772
Total Corporate Bonds & Notes*	—	289,189,176	—	289,189,176
Total Asset-Backed Securities*	—	128,695,373	—	128,695,373
Total Non-Agency Mortgage-Backed Securities*	—	32,403,192	—	32,403,192
Total Foreign Government*	—	8,597,219	—	8,597,219
Total Municipals*	—	725,653	—	725,653
Total Short-Term Investments*	—	34,278,117	—	34,278,117
Securities Lending Reinvestments
Short-Term Investment Funds	2,800,000	—	—	2,800,000
Repurchase Agreements	—	1,168,405	—	1,168,405
Total Securities Lending Reinvestments	2,800,000	1,168,405	—	3,968,405
Total Investments	$2,800,000	$1,182,015,712	$—	$1,184,815,712
Collateral for Securities Loaned (Liability)	$—	$(3,968,405)	$—	$(3,968,405)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-268

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,184,815,712
Cash	25,101
Receivable for:
Fund shares sold	32,017
Principal paydowns	588
Interest	8,761,721
Total Assets	1,193,635,139
Liabilities
Collateral for securities loaned	3,968,405
Payable for:
Investments purchased	7,691,460
Fund shares redeemed	255,674
Accrued Expenses:
Management fees	396,419
Distribution and service fees	92,632
Deferred trustees’ fees	269,684
Other expenses	305,472
Total Liabilities	12,979,746
Net Assets	$1,180,655,393
Net Assets Consist of:
Paid in surplus	$1,385,160,849
Distributable earnings (Accumulated losses)	(204,505,456)
Net Assets	$1,180,655,393
Net Assets
Class A	$727,361,595
Class B	453,293,798
Capital Shares Outstanding*
Class A	81,890,499
Class B	51,048,074
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.88
Class B	8.88

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,260,568,566.
(b)	Includes securities loaned at value of $80,318,899.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$25,666,916
Securities lending income, net	50,226
Total investment income	25,717,142
Expenses
Management fees	3,256,520
Administration fees	34,662
Custodian and accounting fees	53,849
Distribution and service fees—Class B	567,173
Audit and tax services	49,418
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	19,526
Insurance	5,163
Miscellaneous	10,935
Total expenses	4,060,235
Less management fee waiver	(828,932)
Net expenses	3,231,303
Net Investment Income	22,485,839
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(6,501,668)
Net change in unrealized appreciation (depreciation) on investments	(7,202,498)
Net realized and unrealized gain (loss)	(13,704,166)
Net Increase (Decrease) in Net Assets From Operations	$8,781,673
See accompanying notes to financial statements.
BHFTI-269

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$22,485,839	$45,588,150
Net realized gain (loss)	(6,501,668)	(16,364,185)
Net change in unrealized appreciation (depreciation)	(7,202,498)	55,148,427
Increase (decrease) in net assets from operations	8,781,673	84,372,392
From Distributions to Shareholders
Class A	(30,256,431)	(31,677,827)
Class B	(17,692,231)	(18,169,045)
Total distributions	(47,948,662)	(49,846,872)
Increase (decrease) in net assets from capital share transactions	5,694,273	(53,213,884)
Total increase (decrease) in net assets	(33,472,716)	(18,688,364)
Net Assets
Beginning of period	1,214,128,109	1,232,816,473
End of period	$1,180,655,393	$1,214,128,109

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	466,001	$4,317,749	2,339,532	$21,384,197
Reinvestments	3,418,806	30,256,431	3,595,667	31,677,827
Redemptions	(3,423,245)	(31,611,679)	(9,356,979)	(85,388,120)
Net increase (decrease)	461,562	$2,962,501	(3,421,780)	$(32,326,096)
Class B
Sales	1,519,229	$13,924,997	4,024,151	$36,285,088
Reinvestments	1,999,122	17,692,231	2,062,321	18,169,045
Redemptions	(3,138,980)	(28,885,456)	(8,280,923)	(75,341,921)
Net increase (decrease)	379,371	$2,731,772	(2,194,451)	$(20,887,788)
Increase (decrease) derived from capital shares transactions		$5,694,273		$(53,213,884)
See accompanying notes to financial statements.
BHFTI-270

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.20	$8.96	$9.07	$8.83	$10.39	$10.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.35	0.33	0.28	0.24	0.21
Net realized and unrealized gain (loss)	(0.11)	0.28	(0.13)	0.24	(1.54)	(0.33)
Total income (loss) from investment operations	0.07	0.63	0.20	0.52	(1.30)	(0.12)
Less Distributions
Distributions from net investment income	(0.39)	(0.39)	(0.31)	(0.28)	(0.26)	(0.27)
Total distributions	(0.39)	(0.39)	(0.31)	(0.28)	(0.26)	(0.27)
Net Asset Value, End of Period	$8.88	$9.20	$8.96	$9.07	$8.83	$10.39
Total Return (%) (b)	0.72 (c)	7.22	2.28	5.99	(12.58)	(1.24)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.59	0.59	0.59	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.45	0.45	0.45	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	3.89 (d)	3.83	3.65	3.20	2.55	2.01
Portfolio turnover rate (%)	26 (c)	33	24	18	55	53
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	—	22	17	33	27
Net assets, end of period (in millions)	$727.4	$748.9	$760.1	$873.1	$900.4	$1,081.7

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.18	$8.94	$9.05	$8.81	$10.37	$10.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.32	0.31	0.26	0.21	0.18
Net realized and unrealized gain (loss)	(0.11)	0.29	(0.13)	0.24	(1.54)	(0.33)
Total income (loss) from investment operations	0.06	0.61	0.18	0.50	(1.33)	(0.15)
Less Distributions
Distributions from net investment income	(0.36)	(0.37)	(0.29)	(0.26)	(0.23)	(0.24)
Total distributions	(0.36)	(0.37)	(0.29)	(0.26)	(0.23)	(0.24)
Net Asset Value, End of Period	$8.88	$9.18	$8.94	$9.05	$8.81	$10.37
Total Return (%) (b)	0.68 (c)	6.95	2.05	5.71	(12.87)	(1.46)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.84	0.83	0.83
Net ratio of expenses to average net assets (%) (e)	0.70 (d)	0.70	0.70	0.70	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	3.64 (d)	3.58	3.40	2.96	2.29	1.76
Portfolio turnover rate (%)	26 (c)	33	24	18	55	53
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	—	22	17	33	27
Net assets, end of period (in millions)	$453.3	$465.2	$472.7	$457.1	$417.4	$530.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-271

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—49.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
BAE Systems PLC	47,741	$1,167,941
BWX Technologies, Inc. (a)	2,886	561,760
Carpenter Technology Corp.	688	424,386
General Dynamics Corp.	1,949	690,414
Hanwha Aerospace Co. Ltd.	774	498,554
Howmet Aerospace, Inc.	2,483	667,579
RTX Corp.	6,905	1,310,086
Safran SA	14,522	5,741,450
		11,062,170
Air Freight & Logistics — 0.1%
FedEx Corp.	1,874	586,806
Automobile Components — 0.4%
Continental AG	9,397	774,960
Fuyao Glass Industry Group Co. Ltd. - Class A	115,267	858,869
Sumitomo Electric Industries Ltd.	125,200	2,311,017
		3,944,846
Automobiles — 0.7%
Ferrari NV	3,094	1,146,647
Kia Corp.	10,765	963,847
Suzuki Motor Corp. (a)	60,100	723,432
Tesla, Inc. (b)	7,035	2,958,921
Toyota Motor Corp.	59,400	996,153
		6,789,000
Banks — 4.5%
Abu Dhabi Islamic Bank PJSC	110,419	620,723
Al Rajhi Bank	52,752	926,094
Banco Bilbao Vizcaya Argentaria SA	73,717	1,849,268
Banco Santander SA	152,108	2,104,281
Bank Central Asia Tbk. PT	2,268,600	706,509
Bank of America Corp.	48,202	2,746,550
Bank Rakyat Indonesia Persero Tbk. PT	3,430,014	525,891
Capitec Bank Holdings Ltd.	6,023	1,745,149
Credicorp Ltd.	3,362	1,309,768
DBS Group Holdings Ltd.	67,270	3,398,939
Erste Group Bank AG	7,271	974,119
Fifth Third Bancorp	13,984	788,278
First Citizens BancShares, Inc. - Class A	231	480,663
Grupo Financiero Banorte SAB de CV - Class O	98,438	1,042,500
HDFC Bank Ltd.	152,901	1,297,421
HDFC Bank Ltd. (ADR)	23,452	605,765
Itau Unibanco Holding SA (ADR)	144,326	1,179,143
KBC Group NV	7,002	955,075
Kotak Mahindra Bank Ltd.	298,639	1,252,819
M&T Bank Corp.	4,426	1,053,432
Mitsubishi UFJ Financial Group, Inc.	197,100	3,910,088
NatWest Group PLC	205,037	1,807,191
Nordea Bank Abp	75,927	1,442,015
NU Holdings Ltd. - Class A (b)	102,235	1,365,860
Regions Financial Corp.	16,148	487,670
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
Standard Chartered PLC	47,135	1,277,583
U.S. Bancorp	13,603	821,621
Security Description	Shares	Value
Banks—(Continued)
UniCredit SpA	30,404	$2,720,163
Wells Fargo & Co.	37,306	3,082,968
		42,477,546
Beverages — 0.2%
Fomento Economico Mexicano SAB de CV (ADR)	6,670	853,093
Kweichow Moutai Co. Ltd. - Class A	4,456	777,709
PepsiCo, Inc.	3,280	444,112
		2,074,914
Biotechnology — 0.8%
AbbVie, Inc.	13,850	3,485,214
Alnylam Pharmaceuticals, Inc. (b)	1,568	472,015
Insmed, Inc. (b)	5,269	561,781
Natera, Inc. (b)	2,500	678,625
Neurocrine Biosciences, Inc. (b)	5,201	876,551
Regeneron Pharmaceuticals, Inc.	1,395	869,838
Rhythm Pharmaceuticals, Inc. (b)	1,746	193,858
uniQure NV (b)	4,740	218,324
Vertex Pharmaceuticals, Inc. (b)	776	385,463
		7,741,669
Broadline Retail — 1.4%
Alibaba Group Holding Ltd.	62,500	746,683
Amazon.com, Inc. (b)	42,151	10,046,269
MercadoLibre, Inc. (b)	800	1,357,912
Next PLC	3,765	726,586
Sea Ltd. (ADR) (b)	5,550	531,857
		13,409,307
Building Products — 0.4%
Carlisle Cos., Inc.	938	340,260
Hayward Holdings, Inc. (b)	37,159	643,222
Kingspan Group PLC	5,940	543,319
Trane Technologies PLC	4,089	2,008,353
		3,535,154
Capital Markets — 1.3%
B3 SA - Brasil Bolsa Balcao	161,684	455,082
Charles Schwab Corp.	18,437	1,701,182
Deutsche Boerse AG	483	131,795
Goldman Sachs Group, Inc.	906	916,301
Hong Kong Exchanges & Clearing Ltd.	43,200	2,007,825
Interactive Brokers Group, Inc. - Class A	6,425	559,232
London Stock Exchange Group PLC	7,679	831,525
Morgan Stanley	12,735	2,662,124
Raymond James Financial, Inc.	3,754	570,721
Robinhood Markets, Inc. - Class A (b)	4,973	498,693
State Street Corp.	8,980	1,523,008
		11,857,488
Chemicals — 0.4%
Air Liquide SA	6,980	1,382,278
Ecolab, Inc.	2,963	825,521
Novonesis (Novozymes) - B Shares	10,821	683,819
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-272

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
PPG Industries, Inc.	3,795	$460,296
		3,351,914
Communications Equipment — 0.2%
Arista Networks, Inc. (b)	2,614	444,066
Ciena Corp. (b)	1,150	564,144
Cisco Systems, Inc.	3,568	419,097
Lumentum Holdings, Inc. (b)	391	335,502
		1,762,809
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	523	1,036,560
MasTec, Inc. (b)	1,269	527,980
Obayashi Corp.	34,500	698,357
Quanta Services, Inc.	1,303	938,212
WillScot Holdings Corp.	37,929	1,094,631
		4,295,740
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	748	431,372
Consumer Finance — 0.4%
American Express Co.	4,771	1,613,791
Capital One Financial Corp.	8,231	1,651,303
		3,265,094
Consumer Staples Distribution & Retail — 0.5%
Bid Corp. Ltd.	29,202	796,765
BJ's Wholesale Club Holdings, Inc. (a) (b)	6,031	526,024
Casey's General Stores, Inc.	756	600,861
Koninklijke Ahold Delhaize NV	15,504	623,963
Performance Food Group Co. (b)	8,924	997,614
Raia Drogasil SA	66,586	216,824
Wal-Mart de Mexico SAB de CV	219,339	642,935
Walmart, Inc.	5,044	571,284
		4,976,270
Containers & Packaging — 0.2%
Packaging Corp. of America	3,018	719,129
Silgan Holdings, Inc.	12,590	584,050
Smurfit Westrock PLC	13,216	611,372
		1,914,551
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	27,079	560,535
Deutsche Telekom AG	30,049	818,960
Koninklijke KPN NV	156,781	777,771
Space Exploration Technologies Corp. - Class A (a) (b)	2,798	478,066
Telstra Group Ltd.	262,295	922,456
		3,557,788
Electric Utilities — 0.8%
Iberdrola SA	58,749	1,466,275
NextEra Energy, Inc.	42,942	3,769,019
PG&E Corp.	33,370	561,283
Security Description	Shares	Value
Electric Utilities—(Continued)
SSE PLC	21,212	$685,556
Xcel Energy, Inc.	11,533	926,100
		7,408,233
Electrical Equipment — 0.9%
AMETEK, Inc.	3,043	736,224
Bloom Energy Corp. - Class A (b)	1,596	483,109
Contemporary Amperex Technology Co. Ltd. - Class A	22,000	1,279,078
Eaton Corp. PLC (a)	2,965	1,263,446
Emerson Electric Co.	5,343	764,851
Innio NV (a) (b)	15,286	604,561
Legrand SA	10,973	1,852,151
Rockwell Automation, Inc.	859	425,274
Vicor Corp. (a) (b)	1,022	388,135
WEG SA	109,242	992,686
		8,789,515
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. - Class A	5,174	912,280
CDW Corp. (a)	4,052	569,873
Delta Electronics, Inc.	35,662	2,207,291
Fabrinet (b)	913	513,179
Jabil, Inc.	2,598	1,001,477
Keyence Corp. (a)	4,600	2,317,603
Murata Manufacturing Co. Ltd.	12,700	915,308
TD SYNNEX Corp.	1,410	376,950
Teledyne Technologies, Inc. (b)	730	486,837
		9,300,798
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	21,662	1,202,241
TechnipFMC PLC	7,651	507,261
		1,709,502
Entertainment — 0.6%
Live Nation Entertainment, Inc. (b)	1,859	340,401
NetEase, Inc.	50,375	1,296,629
Spotify Technology SA (b)	1,234	566,566
Take-Two Interactive Software, Inc. (b)	2,451	612,701
Tencent Music Entertainment Group (ADR) (a)	23,288	194,455
Walt Disney Co.	28,074	2,702,123
Warner Music Group Corp. - Class A	11,356	307,407
		6,020,282
Financial Services — 1.0%
Berkshire Hathaway, Inc. - Class B (b)	4,439	2,221,231
Corpay, Inc. (b)	2,537	845,506
Mastercard, Inc. - Class A	10,214	5,245,910
MGIC Investment Corp.	22,400	631,680
Rocket Cos., Inc. - Class A (b)	16,978	267,404
		9,211,731
Food Products — 0.5%
Ajinomoto Co., Inc.	39,700	1,444,165
Mondelez International, Inc. - Class A	9,902	572,731
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-273

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products—(Continued)
Nestle SA	17,590	$1,806,389
Post Holdings, Inc. (a) (b)	7,395	652,683
		4,475,968
Ground Transportation — 0.2%
FedEx Freight Holding Co., Inc. (b)	937	141,487
JB Hunt Transport Services, Inc.	2,205	638,193
Union Pacific Corp.	3,407	926,704
		1,706,384
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp. (b)	4,516	192,743
Edwards Lifesciences Corp. (b)	8,083	731,188
Hoya Corp.	6,700	1,080,498
Intuitive Surgical, Inc. (b)	627	249,346
Medtronic PLC	7,944	621,459
Stryker Corp.	3,832	1,206,467
		4,081,701
Health Care Providers & Services — 0.8%
Cencora, Inc.	5,523	1,562,899
Cigna Group	3,775	1,040,692
HCA Healthcare, Inc.	1,424	555,203
Henry Schein, Inc. (b)	8,041	671,584
Labcorp Holdings, Inc. (a)	3,467	970,760
UnitedHealth Group, Inc.	6,027	2,505,002
		7,306,140
Health Care REITs — 0.2%
Ventas, Inc.	16,828	1,494,326
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	5,319	126,114
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	9,258	1,650,146
Compass Group PLC	63,131	2,039,725
Darden Restaurants, Inc.	1,645	338,886
DoorDash, Inc. - Class A (a) (b)	3,742	690,511
H World Group Ltd. (ADR) (a)	15,362	640,903
Hilton Worldwide Holdings, Inc.	1,753	579,296
InterContinental Hotels Group PLC	4,897	844,659
Marriott International, Inc. - Class A	2,119	785,280
McDonald's Corp.	8,846	2,391,162
Royal Caribbean Cruises Ltd.	1,291	409,931
Trip.com Group Ltd. (b)	17,200	683,126
Yum China Holdings, Inc.	14,940	610,598
Yum! Brands, Inc.	12,973	2,073,864
		13,738,087
Household Durables — 0.4%
Midea Group Co. Ltd. - Class A	93,900	1,044,708
Mohawk Industries, Inc. (b)	3,512	426,111
Somnigroup International, Inc.	2,495	195,608
Security Description	Shares	Value
Household Durables—(Continued)
Sony Group Corp.	83,100	$1,666,374
		3,332,801
Household Products — 0.1%
Procter & Gamble Co.	4,730	693,607
Independent Power and Renewable Electricity Producers — 0.1%
RWE AG	13,881	899,327
Industrial Conglomerates — 0.6%
3M Co.	11,654	1,886,899
Bidvest Group Ltd.	17,574	257,396
Hitachi Ltd.	46,100	1,281,098
Siemens AG	7,856	2,524,371
		5,949,764
Insurance — 1.8%
AIA Group Ltd.	298,800	2,740,578
Allianz SE	3,793	1,795,010
Aon PLC - Class A	4,532	1,503,219
Arch Capital Group Ltd. (b)	3,202	310,786
Chubb Ltd.	1,635	557,110
HDFC Life Insurance Co. Ltd.	71,325	434,147
Kinsale Capital Group, Inc. (a)	1,373	452,829
Loews Corp.	8,953	1,013,569
Marsh & McLennan Cos., Inc.	2,817	469,510
Medibank Pvt Ltd.	180,682	621,507
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,457	2,488,075
Ping An Insurance Group Co. of China Ltd. - Class H	135,000	882,835
Progressive Corp.	1,634	356,947
Tokio Marine Holdings, Inc.	57,100	2,528,425
Travelers Cos., Inc.	1,780	587,614
		16,742,161
Interactive Media & Services — 2.4%
Alphabet, Inc. - Class A	14,589	5,213,671
Alphabet, Inc. - Class C	26,857	9,489,384
Meta Platforms, Inc. - Class A	9,389	5,288,730
Tencent Holdings Ltd.	52,800	2,909,766
		22,901,551
IT Services — 0.6%
Accenture PLC - Class A	3,364	418,616
Capgemini SE	5,087	511,622
Cloudflare, Inc. - Class A (b)	1,075	263,676
DigitalOcean Holdings, Inc. (b)	4,733	743,223
Infosys Ltd. (ADR) (a)	55,011	577,065
International Business Machines Corp.	2,427	682,497
Okta, Inc. (b)	2,513	342,899
Snowflake, Inc. - Class A (b)	3,532	898,894
Tata Consultancy Services Ltd.	32,318	697,427
Twilio, Inc. - Class A (a) (b)	2,301	474,765
		5,610,684
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc. (b)	5,014	968,805
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-274

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Lonza Group AG	679	$458,235
Mettler-Toledo International, Inc. (b)	172	219,732
Thermo Fisher Scientific, Inc.	915	458,744
		2,105,516
Machinery — 1.3%
Atlas Copco AB - A Shares	54,311	1,102,449
Caterpillar, Inc.	312	332,249
Deere & Co. (a)	906	574,703
Dover Corp.	9,238	2,071,899
Gates Industrial Corp. PLC (b)	9,959	278,553
IHI Corp. (a)	23,900	403,830
ITT, Inc.	3,437	679,701
Kubota Corp. (a)	41,700	698,132
Middleby Corp. (b)	3,748	644,693
MISUMI Group, Inc.	17,700	437,901
Techtronic Industries Co. Ltd.	78,500	1,310,528
Volvo AB - B Shares	110,152	3,744,850
		12,279,488
Media — 0.1%
Nexstar Media Group, Inc. (a)	3,286	586,847
Omnicom Group, Inc. (a)	7,732	563,121
		1,149,968
Metals & Mining — 0.5%
Glencore PLC (b)	104,531	712,973
Rio Tinto Ltd.	6,980	831,141
Rio Tinto PLC	25,593	2,420,654
Vale SA (ADR)	68,255	1,026,555
		4,991,323
Multi-Utilities — 0.2%
Engie SA	49,258	1,553,179
Public Service Enterprise Group, Inc.	3,762	305,324
		1,858,503
Oil, Gas & Consumable Fuels — 1.1%
Chevron Corp.	4,708	780,398
ConocoPhillips	6,656	691,958
EOG Resources, Inc.	10,055	1,304,435
EQT Corp.	4,278	227,461
Exxon Mobil Corp.	4,327	591,587
Kinder Morgan, Inc.	10,373	331,625
Shell PLC	101,833	3,944,430
TotalEnergies SE	19,632	1,525,029
Williams Cos., Inc.	14,915	1,108,781
		10,505,704
Passenger Airlines — 0.2%
Ryanair Holdings PLC (ADR)	13,303	861,370
Southwest Airlines Co.	12,491	642,287
		1,503,657
Security Description	Shares	Value
Personal Care Products — 0.1%
elf Beauty, Inc. (b)	7,403	$547,822
Kao Corp.	32,200	638,336
		1,186,158
Pharmaceuticals — 1.8%
AstraZeneca PLC	11,745	2,197,236
Bristol-Myers Squibb Co.	19,318	1,113,103
Eli Lilly & Co.	1,210	1,451,310
Johnson & Johnson	20,305	5,156,861
Merck & Co., Inc.	11,595	1,489,958
Novartis AG	11,553	1,809,053
Novo Nordisk AS - Class B	25,501	1,223,405
Roche Holding AG	4,484	1,845,715
UCB SA	2,209	661,446
VeraDermics, Inc. (b)	1,228	150,970
		17,099,057
Professional Services — 0.3%
Andersen Group, Inc. - Class A (a) (b)	5,837	220,172
Booz Allen Hamilton Holding Corp.	5,287	320,762
Paylocity Holding Corp. (b)	2,537	265,193
Recruit Holdings Co. Ltd.	10,000	696,095
RELX PLC	21,028	662,759
TransUnion (a)	8,580	618,961
		2,783,942
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (b)	4,913	661,732
CoStar Group, Inc. (b)	7,725	218,772
Mitsui Fudosan Co. Ltd.	79,200	729,663
		1,610,167
Residential REITs — 0.2%
American Homes 4 Rent - Class A	16,090	539,337
AvalonBay Communities, Inc.	1,621	305,866
Mid-America Apartment Communities, Inc.	6,236	866,430
		1,711,633
Retail REITs — 0.1%
Regency Centers Corp.	7,727	616,151
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc. (b)	6,187	3,594,090
Allegro MicroSystems, Inc. (a) (b)	7,438	517,834
Analog Devices, Inc.	1,617	642,224
ASE Technology Holding Co. Ltd.	99,310	2,144,557
ASML Holding NV (a)	4,341	8,609,252
Astera Labs, Inc. (b)	618	298,506
Broadcom, Inc.	16,995	6,419,861
Cerebras Systems, Inc. - Class A (a) (b)	2,931	647,751
Entegris, Inc.	3,363	604,869
Infineon Technologies AG	32,959	3,076,938
Intel Corp. (b)	6,151	858,864
Kioxia Holdings Corp. (b)	1,700	965,161
Kulicke & Soffa Industries, Inc. (a)	2,782	372,120
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-275

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Lam Research Corp.	4,723	$2,046,618
Micron Technology, Inc.	3,731	4,306,656
MKS, Inc.	1,061	471,933
NVIDIA Corp.	86,077	17,223,147
NXP Semiconductors NV	1,463	411,147
QUALCOMM, Inc.	2,088	385,842
Realtek Semiconductor Corp.	44,264	1,130,872
SK Hynix, Inc.	5,609	9,896,045
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	15,664,884
Teradyne, Inc.	1,808	874,783
Texas Instruments, Inc.	5,325	1,587,223
Tokyo Electron Ltd.	10,400	5,029,373
Universal Display Corp.	2,911	252,063
		88,032,613
Software — 1.2%
AppLovin Corp. - Class A (b)	1,360	700,713
Crowdstrike Holdings, Inc. - Class A (b)	1,984	1,514,070
JFrog Ltd. (b)	4,298	390,602
Microsoft Corp.	18,182	6,782,249
Palantir Technologies, Inc. - Class A (b)	5,818	678,786
Palo Alto Networks, Inc. (b)	4,033	1,375,334
		11,441,754
Specialized REITs — 0.2%
Equinix, Inc.	419	436,761
Public Storage	2,074	660,175
Rayonier, Inc. (a)	16,300	346,864
SBA Communications Corp.	2,028	357,861
		1,801,661
Specialty Retail — 0.9%
AutoZone, Inc. (b)	695	2,221,178
Best Buy Co., Inc.	7,370	559,236
Burlington Stores, Inc. (b)	2,331	738,461
Carvana Co. (a) (b)	4,565	300,468
Industria de Diseno Textil SA	12,321	776,522
Lowe's Cos., Inc.	12,837	2,830,430
TJX Cos., Inc.	3,489	528,583
Tractor Supply Co. (a)	9,673	305,764
		8,260,642
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	35,642	10,313,369
Hewlett Packard Enterprise Co.	28,259	1,274,764
Quanta Computer, Inc.	72,269	839,733
Samsung Electronics Co. Ltd. (GDR)	1,694	9,130,660
Sandisk Corp. (b)	214	486,578
Western Digital Corp.	5,353	3,419,068
		25,464,172
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (a)	22,900	622,760
Cie Financiere Richemont SA - Class A	6,580	1,526,858
Columbia Sportswear Co.	8,146	503,586
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods—(Continued)
Kontoor Brands, Inc.	5,085	$423,784
LVMH Moet Hennessy Louis Vuitton SE	1,706	944,729
		4,021,717
Tobacco — 0.4%
British American Tobacco PLC	28,725	1,771,704
ITC Ltd.	206,225	628,449
Philip Morris International, Inc.	8,282	1,498,296
		3,898,449
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	96,900	1,114,214
United Rentals, Inc.	1,060	1,200,863
		2,315,077
Total Common Stocks (Cost $372,163,402)		463,170,466

Corporate Bonds & Notes—18.7%
Aerospace/Defense — 0.3%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	176,648
Boeing Co.
3.825%, 03/01/59	79,000	54,949
3.950%, 08/01/59	325,000	232,024
5.150%, 05/01/30	150,000	151,829
5.805%, 05/01/50 (a)	80,000	79,037
6.528%, 05/01/34	65,000	70,714
7.008%, 05/01/64	76,000	86,431
Honeywell Aerospace, Inc.
4.600%, 03/16/33 (144A)	380,000	372,968
4.950%, 03/16/36 (144A)	125,000	123,091
5.732%, 03/16/56 (144A)	280,000	279,987
Howmet Aerospace, Inc.
4.750%, 04/15/36	195,000	189,743
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	81,475
5.400%, 07/31/33	100,000	102,228
RTX Corp.
1.900%, 09/01/31	347,000	303,162
4.150%, 05/15/45	253,000	209,639
4.875%, 10/15/40	240,000	228,603
		2,742,528
Agriculture — 0.5%
Altria Group, Inc.
2.450%, 02/04/32	360,000	316,726
3.400%, 02/04/41	274,000	209,605
5.625%, 02/06/35	210,000	215,736
BAT Capital Corp.
3.734%, 09/25/40	229,000	184,506
4.390%, 08/15/37	151,000	138,091
4.540%, 08/15/47	141,000	116,236
5.834%, 02/20/31	89,000	92,709
7.079%, 08/02/43	234,000	260,645
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-276

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Agriculture—(Continued)
Bunge Ltd. Finance Corp.
3.200%, 04/21/31	200,000	$186,604
4.650%, 09/17/34	156,000	150,602
4.800%, 03/19/33	146,000	144,311
5.150%, 03/19/36 (a)	350,000	347,648
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	572,088
5.625%, 07/01/35 (144A)	200,000	201,799
5.875%, 07/01/34 (144A) (a)	440,000	452,518
Japan Tobacco, Inc.
5.850%, 06/15/35 (144A)	205,000	214,589
Philip Morris International, Inc.
3.875%, 08/21/42	59,000	48,122
4.625%, 10/29/35	435,000	418,800
4.750%, 11/01/31	285,000	285,930
5.375%, 02/15/33	347,000	356,175
		4,913,440
Airlines — 0.3%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	431,200	407,861
3.600%, 09/15/28 (144A)	62,735	62,168
3.750%, 06/15/29 (144A)	310,672	305,927
American Airlines Pass-Through Trust
3.200%, 12/15/29	224,800	218,069
3.600%, 03/22/29	105,243	103,673
4.100%, 07/15/29	73,991	72,680
5.250%, 05/10/40	85,000	84,323
5.750%, 11/10/36	95,000	94,489
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	89,126	83,715
4.125%, 03/20/33 (144A)	261,358	252,452
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	70,445	69,553
United Airlines Pass-Through Trust
3.450%, 06/01/29	258,235	253,141
3.700%, 09/01/31	43,463	41,450
4.150%, 02/25/33	137,550	133,480
5.450%, 08/15/38	182,311	185,367
5.875%, 08/15/38	202,985	203,615
		2,571,963
Auto Manufacturers — 0.4%
American Honda Finance Corp.
4.900%, 04/10/31	150,000	149,467
Ford Motor Co.
3.250%, 02/12/32 (a)	383,000	337,583
Ford Motor Credit Co. LLC
5.420%, 04/09/31	200,000	198,298
5.800%, 03/08/29	405,000	408,547
6.467%, 05/22/36	330,000	335,254
7.200%, 06/10/30	214,000	225,540
General Motors Co.
5.950%, 04/01/49	76,000	73,203
General Motors Financial Co., Inc.
5.100%, 09/15/31	105,000	105,199
Security Description	Principal Amount*	Value
Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
5.450%, 01/08/36 (a)	180,000	$179,308
5.900%, 01/07/35	290,000	297,998
5.950%, 04/04/34	169,000	174,901
6.100%, 01/07/34	169,000	176,314
6.150%, 07/15/35	80,000	83,368
Hyundai Capital America
5.000%, 06/18/31 (144A)	240,000	239,622
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A) (a)	200,000	196,644
Stellantis Financial Services U.S. Corp.
5.800%, 06/15/31 (144A)	200,000	197,670
Volkswagen Group of America Finance LLC
5.800%, 03/27/35 (144A) (a)	200,000	202,134
		3,581,050
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	101,000	101,538
Banks — 6.2%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	284,086
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (e)	461,000	466,640
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	207,499
Banco Bilbao Vizcaya Argentaria SA
5.127%, 03/03/36	400,000	389,155
Banco Santander SA
4.867%, 04/15/31	200,000	198,863
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (e)	395,000	352,301
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,040,000	942,048
3.846%, 5Y H15 + 2.000%, 03/08/37 (a) (e)	107,000	99,438
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,067,000	1,046,908
4.571%, SOFR + 1.830%, 04/27/33 (e)	85,000	83,321
4.695%, SOFR + 1.040%, 04/23/32 (e)	565,000	560,250
5.045%, SOFR + 1.130%, 02/06/37 (e)	1,253,000	1,234,045
5.202%, SOFR + 1.630%, 04/25/29 (e)	898,000	906,382
5.288%, SOFR + 1.910%, 04/25/34 (e)	205,000	207,732
5.489%, SOFR + 1.572%, 04/23/37 (e)	165,000	164,347
5.511%, SOFR + 1.310%, 01/24/36 (e)	240,000	245,079
5.518%, SOFR + 1.738%, 10/25/35 (e)	115,000	115,532
6.250%, 5Y H15 + 2.351%, 07/26/30 (e)	193,000	195,319
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	469,653
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	163,113
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/34 (e)	100,000	98,461
Banque Federative du Credit Mutuel SA
4.541%, 01/15/31 (144A)	200,000	196,697
Barclays PLC
5.207%, SOFR + 1.506%, 02/24/37 (e)	365,000	355,460
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	241,984
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-277

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	$244,578
4.792%, SOFR + 1.450%, 05/09/29 (144A) (e)	200,000	200,171
4.892%, SOFR + 0.942%, 06/30/30 (144A) (e)	250,000	249,965
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	207,296
5.497%, SOFR + 1.590%, 05/20/30 (144A) (e)	260,000	264,669
5.786%, SOFR + 1.620%, 01/13/33 (144A) (e)	200,000	206,428
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (e)	300,000	314,260
BPCE SA
4.760%, SOFR + 1.267%, 01/13/32 (144A) (e)	590,000	581,542
5.184%, SOFR + 1.218%, 06/02/32 (144A) (e)	500,000	499,172
6.027%, SOFR + 1.956%, 05/28/36 (144A) (e)	250,000	256,445
6.293%, SOFR + 2.040%, 01/14/36 (144A) (e)	250,000	261,187
CaixaBank SA
4.818%, SOFR + 1.210%, 04/22/32 (144A) (e)	200,000	198,368
5.402%, SOFR + 1.530%, 04/22/37 (144A) (e)	200,000	198,020
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	288,000	289,207
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	808,000	881,194
Citibank NA
4.846%, SOFR + 0.910%, 06/18/32 (e)	460,000	459,672
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	578,000	512,265
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	215,757
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	667,000	654,133
4.503%, SOFR + 1.171%, 09/11/31 (e)	319,000	314,847
4.542%, SOFR + 1.338%, 09/19/30 (e)	102,000	101,284
4.952%, SOFR + 1.463%, 05/07/31 (e)	600,000	601,985
5.174%, SOFR + 1.488%, 09/11/36 (e)	675,000	671,239
5.333%, SOFR + 1.465%, 03/27/36 (e)	289,000	291,085
5.827%, SOFR + 2.056%, 02/13/35 (e)	203,000	206,907
6.020%, SOFR + 1.830%, 01/24/36 (e)	70,000	72,101
6.750%, 5Y H15 + 2.572%, 02/15/30 (e)	290,000	294,048
6.875%, 5Y H15 + 2.890%, 08/15/30 (e)	168,000	172,052
6.950%, 5Y H15 + 2.726%, 02/15/30 (e)	187,000	191,306
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	64,000	65,477
Credit Agricole SA
4.656%, SOFR + 1.170%, 01/12/32 (144A) (e)	250,000	246,062
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (e)	200,000	198,904
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (e)	200,000	204,578
Deutsche Bank AG
4.469%, SOFR + 1.100%, 12/10/31 (a) (e)	150,000	147,514
4.725%, SOFR + 1.135%, 02/06/32 (e)	150,000	147,834
4.950%, SOFR + 1.300%, 08/04/31 (e)	150,000	149,473
5.060%, SOFR + 1.410%, 04/14/32 (a) (e)	325,000	324,200
5.297%, SOFR + 1.720%, 05/09/31 (e)	525,000	530,490
5.373%, SOFR + 1.210%, 01/10/29 (e)	155,000	156,514
6.819%, SOFR + 2.510%, 11/20/29 (a) (e)	150,000	156,907
7.079%, SOFR + 3.650%, 02/10/34 (e)	225,000	242,885
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (e)	120,000	115,723
4.566%, SOFR + 0.950%, 04/29/32 (e)	125,000	122,721
5.141%, SOFR + 1.240%, 01/29/37 (e)	75,000	73,622
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	353,525
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	322,000	282,538
Security Description	Principal Amount*	Value
Banks—(Continued)
Goldman Sachs Group, Inc.
4.369%, SOFR + 1.060%, 10/21/31 (e)	290,000	$283,631
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	126,605
4.516%, SOFR + 0.960%, 01/21/32 (e)	490,000	480,753
4.692%, SOFR + 1.135%, 10/23/30 (e)	232,000	230,900
4.939%, SOFR + 1.330%, 10/21/36 (e)	95,000	92,250
4.972%, SOFR + 1.030%, 06/03/32 (e)	740,000	739,573
5.065%, SOFR + 1.190%, 01/21/37 (e)	330,000	322,196
5.094%, SOFR + 1.340%, 04/20/34 (e)	430,000	428,275
5.207%, SOFR + 1.078%, 01/28/31 (e)	305,000	308,286
5.218%, SOFR + 1.580%, 04/23/31 (e)	89,000	89,887
5.330%, SOFR + 1.550%, 07/23/35 (e)	693,000	695,351
5.387%, 5Y H15 + 1.180%, 02/02/41 (e)	195,000	189,953
5.425%, SOFR + 1.310%, 06/03/37 (e)	390,000	391,340
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,448,000	1,502,022
HSBC Holdings PLC
4.675%, SOFR + 1.210%, 03/10/32 (e)	730,000	719,961
4.711%, SOFR + 0.940%, 05/12/30 (e)	240,000	238,980
5.130%, SOFR + 1.040%, 11/19/28 (e)	230,000	231,522
5.208%, SOFR + 1.320%, 05/12/34 (e)	215,000	214,234
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	312,130
5.240%, SOFR + 1.570%, 05/13/31 (e)	1,250,000	1,263,684
5.279%, SOFR + 1.550%, 03/10/37 (e)	495,000	489,244
5.286%, SOFR + 1.290%, 11/19/30 (e)	200,000	202,545
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (a) (e)	50,000	50,587
5.709%, SOFR + 1.870%, 02/02/35 (e)	200,000	204,614
6.208%, SOFR + 2.020%, 08/21/29 (e)	154,000	158,521
ING Groep NV
4.647%, SOFR + 1.010%, 03/25/29 (e)	355,000	357,237
Intesa Sanpaolo SpA
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (e)	635,000	554,278
5.000%, 1Y H15 + 0.800%, 06/29/30 (144A) (e)	585,000	585,690
5.200%, 1Y H15 + 0.950%, 06/29/32 (144A) (e)	220,000	220,493
KBC Group NV
4.454%, 1Y H15 + 0.850%, 09/23/31 (144A) (e)	200,000	196,239
Keybank National Association
3.900%, 04/13/29	339,000	330,678
KeyCorp
5.121%, SOFR + 1.227%, 04/04/31 (a) (e)	85,000	85,660
5.305%, SOFR + 1.367%, 01/28/37 (e)	35,000	34,487
Mellon Capital IV
4.504%, 3M TSFR + 0.827%, 07/30/26 (e)	72,000	61,126
Mitsubishi UFJ Financial Group, Inc.
4.505%, 1Y H15 + 0.800%, 01/14/32 (a) (e)	275,000	270,325
4.527%, 1Y H15 + 0.800%, 09/12/31 (e)	270,000	266,521
4.847%, 1Y H15 + 0.920%, 04/21/32 (a) (e)	515,000	512,564
5.159%, 1Y H15 + 1.170%, 04/24/31 (e)	200,000	202,092
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	188,708
4.965%, 1Y H15 + 0.830%, 07/13/32 (e)	284,000	283,078
5.323%, 1Y H15 + 1.070%, 07/08/36 (e)	200,000	200,553
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	382,763
2.484%, SOFR + 1.360%, 09/16/36 (e)	778,000	674,906
2.511%, SOFR + 1.200%, 10/20/32 (e)	338,000	298,798
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-278

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Morgan Stanley
4.356%, SOFR + 1.074%, 10/22/31 (e)	206,000	$201,413
4.493%, SOFR + 0.950%, 01/16/32 (e)	160,000	156,890
4.654%, SOFR + 1.100%, 10/18/30 (e)	364,000	362,038
4.708%, SOFR + 1.195%, 03/12/32 (e)	825,000	814,805
4.809%, SOFR + 1.180%, 04/16/32 (e)	465,000	461,385
4.892%, SOFR + 1.314%, 10/22/36 (e)	249,000	241,144
5.042%, SOFR + 1.215%, 07/19/30 (e)	219,000	220,528
5.073%, SOFR + 1.184%, 01/30/37 (e)	130,000	127,131
5.192%, SOFR + 1.510%, 04/17/31 (e)	198,000	200,086
5.230%, SOFR + 1.108%, 01/15/31 (e)	280,000	283,158
5.296%, SOFR + 1.410%, 04/10/37 (e)	777,000	773,140
5.320%, SOFR + 1.555%, 07/19/35 (e)	65,000	65,313
5.466%, SOFR + 1.730%, 01/18/35 (e)	222,000	225,370
5.656%, SOFR + 1.260%, 04/18/30 (a) (e)	280,000	286,023
5.900%, SOFR + 1.782%, 03/13/47 (e)	75,000	75,801
Morgan Stanley Bank NA
4.788%, SOFR + 0.974%, 05/10/30 (e)	660,000	660,652
Morgan Stanley Private Bank NA
4.465%, SOFR + 1.020%, 11/19/31 (e)	300,000	294,864
4.734%, SOFR + 1.080%, 07/18/31 (e)	285,000	283,714
NatWest Group PLC
5.076%, 01/27/30	200,000	201,303
8.125%, 5Y H15 + 3.752%, 11/10/33 (e)	200,000	221,359
NatWest Markets PLC
4.412%, 11/06/30 (144A)	260,000	255,801
5.410%, 05/17/29 (144A)	200,000	203,741
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	7,000	6,973
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	209,175
5.373%, SOFR + 1.417%, 07/21/36 (e)	190,000	191,753
5.423%, 5Y H15 + 1.170%, 01/25/41 (e)	175,000	171,927
6.875%, SOFR + 2.284%, 10/20/34 (e)	279,000	308,023
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (e)	100,000	99,774
Santander Holdings USA, Inc.
5.220%, SOFR + 1.276%, 06/05/32 (e)	305,000	304,242
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	220,854
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (e)	1,095,000	1,094,139
5.694%, SOFR + 1.524%, 04/15/31 (e)	300,000	307,718
Societe Generale SA
5.371%, SOFR + 1.284%, 05/27/32 (144A) (e)	310,000	311,813
5.400%, SOFR + 1.601%, 04/10/37 (144A) (a) (e)	250,000	245,071
5.439%, SOFR + 1.730%, 10/03/36 (144A) (e)	200,000	197,144
5.512%, SOFR + 1.650%, 05/22/31 (144A) (e)	315,000	319,999
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	204,934
Standard Chartered PLC
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	615,271
State Street Corp.
4.784%, SOFR + 1.215%, 10/23/36 (e)	45,000	43,714
Sumitomo Mitsui Financial Group, Inc.
4.494%, SOFR + 1.020%, 01/15/32 (e)	200,000	196,314
Toronto-Dominion Bank
5.298%, 01/30/32	80,000	81,732
Security Description	Principal Amount*	Value
Banks—(Continued)
Truist Financial Corp.
4.964%, SOFR + 1.395%, 10/23/36 (e)	330,000	$320,994
5.122%, SOFR + 1.852%, 01/26/34 (e)	520,000	519,202
7.161%, SOFR + 2.446%, 10/30/29 (e)	117,000	123,231
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (e)	90,000	91,002
5.836%, SOFR + 2.260%, 06/12/34 (e)	258,000	269,005
UBS Group AG
4.398%, SOFR + 1.060%, 09/23/31 (144A) (e)	200,000	196,009
4.844%, SOFR + 1.290%, 11/06/33 (144A) (e)	435,000	427,376
5.010%, SOFR + 1.340%, 03/23/37 (144A) (e)	200,000	194,444
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	215,270
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (e)	400,000	462,061
UniCredit SpA
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	267,020
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (e)	295,000	296,575
Wells Fargo & Co.
4.844%, SOFR + 0.970%, 05/20/32 (e)	505,000	503,293
4.960%, SOFR + 1.100%, 01/23/37 (e)	1,041,000	1,016,307
5.150%, SOFR + 1.500%, 04/23/31 (e)	928,000	937,741
5.211%, SOFR + 1.380%, 12/03/35 (e)	175,000	174,693
5.244%, SOFR + 1.110%, 01/24/31 (e)	335,000	339,576
5.557%, SOFR + 1.990%, 07/25/34 (e)	1,116,000	1,142,849
5.605%, SOFR + 1.740%, 04/23/36 (e)	586,000	600,662
6.125%, 5Y H15 + 2.340%, 06/15/31 (e)	203,000	205,403
		58,076,645
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	85,000	82,732
Anheuser-Busch InBev Worldwide, Inc.
4.950%, 01/15/42	175,000	165,062
Maple Parent Holdings Corp.
5.050%, 03/26/31 (144A)	821,000	820,352
5.700%, 03/26/36 (144A) (a)	623,000	630,723
6.625%, 03/26/56 (144A)	37,000	38,952
		1,737,821
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	221,000	204,963
3.150%, 02/21/40	47,000	36,644
4.200%, 02/22/52	320,000	251,574
4.663%, 06/15/51	195,000	165,680
4.850%, 02/19/36	60,000	58,781
4.875%, 03/01/53	224,000	194,950
5.650%, 03/02/53	249,000	242,352
5.750%, 03/02/63	156,000	151,273
Biogen, Inc.
3.250%, 02/15/51	49,000	32,258
5.200%, 09/15/45	81,000	75,008
5.750%, 05/15/35	75,000	78,163
6.450%, 05/15/55	426,000	455,414
Gilead Sciences, Inc.
2.600%, 10/01/40	120,000	87,174
		2,034,234
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-279

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials — 0.0%
CRH America Finance, Inc.
4.400%, 02/09/31	65,000	$64,004
Chemicals — 0.2%
CF Industries, Inc.
4.950%, 06/01/43 (a)	18,000	16,211
Dow Chemical Co.
4.375%, 11/15/42	230,000	185,485
5.950%, 03/15/55	235,000	218,343
DuPont de Nemours, Inc.
5.319%, 11/15/38	331,000	327,156
5.419%, 11/15/48	16,000	15,087
EIDP, Inc.
5.125%, 05/15/32	245,000	247,846
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	90,000	81,193
LYB International Finance III LLC
3.375%, 10/01/40	170,000	124,537
5.875%, 01/15/36 (a)	627,000	628,699
Nutrien Ltd.
5.350%, 05/29/36	150,000	149,663
		1,994,220
Commercial Services — 0.3%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A) (a)	50,000	50,278
Ford Foundation
2.815%, 06/01/70	55,000	31,101
Global Payments, Inc.
2.900%, 11/15/31	283,000	249,276
3.200%, 08/15/29	99,000	93,395
4.875%, 11/15/30	1,230,000	1,209,181
5.200%, 11/15/32	110,000	107,431
5.550%, 11/15/35	300,000	290,828
Pepperdine University
3.301%, 12/01/59	100,000	64,863
Quanta Services, Inc.
2.350%, 01/15/32	115,000	100,965
2.900%, 10/01/30	70,000	65,119
4.500%, 01/15/31	295,000	291,402
5.100%, 08/09/35	250,000	248,339
5.250%, 08/09/34	306,000	309,466
University of Southern California
3.226%, 10/01/2120	100,000	56,456
		3,168,100
Computers — 0.1%
Accenture Capital, Inc.
4.500%, 10/04/34	30,000	28,769
Apple, Inc.
2.950%, 09/11/49	120,000	78,161
Dell International LLC/EMC Corp.
5.300%, 04/01/32	185,000	188,152
Leidos, Inc.
4.375%, 05/15/30	497,000	486,654
5.000%, 03/15/36	220,000	211,894
Security Description	Principal Amount*	Value
Computers—(Continued)
Leidos, Inc.
5.400%, 03/15/32	144,000	$145,844
5.750%, 03/15/33	90,000	92,654
		1,232,128
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	705,000	678,610
3.300%, 01/30/32	370,000	338,208
4.625%, 09/10/29	150,000	149,301
4.750%, 01/15/33 (a)	150,000	146,487
Aircastle Ltd./Aircastle Ireland DAC
5.000%, 05/15/31 (144A)	300,000	297,255
5.250%, 03/15/30 (144A)	150,000	150,938
American Express Co.
4.804%, SOFR + 1.237%, 10/24/36 (e)	45,000	43,576
4.918%, SOFR + 1.220%, 07/20/33 (e)	40,000	39,978
5.442%, SOFR + 1.320%, 01/30/36 (e)	80,000	81,633
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	65,000	65,174
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	95,000	92,184
4.200%, 04/15/29 (144A)	45,000	44,194
4.700%, 01/30/31 (144A)	190,000	186,619
4.850%, 04/01/33 (144A)	266,000	257,484
4.950%, 01/15/28 (144A)	43,000	43,096
4.950%, 10/15/32 (144A)	375,000	365,943
5.150%, 01/15/30 (144A)	577,000	578,879
5.375%, 05/30/30 (144A)	330,000	333,278
5.750%, 03/01/29 (144A)	20,000	20,400
5.750%, 11/15/29 (144A)	90,000	92,019
Capital One Financial Corp.
5.197%, SOFR + 1.630%, 09/11/36 (e)	95,000	92,477
Charles Schwab Corp.
5.493%, SOFR + 1.280%, 05/21/37 (e)	200,000	202,698
Equitable America Global Funding
4.700%, 09/15/32 (144A)	402,000	393,903
Nomura Holdings, Inc.
5.545%, 07/14/36	200,000	200,443
		4,894,777
Electric — 2.2%
AES Corp.
5.450%, 06/01/28	180,000	181,978
5.800%, 03/15/32	195,000	197,601
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (e)	80,000	79,094
Arizona Public Service Co.
4.700%, 01/15/44	50,000	42,831
Baltimore Gas & Electric Co.
2.900%, 06/15/50	106,000	66,700
3.200%, 09/15/49	66,000	44,186
5.400%, 06/01/53	85,000	80,650
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	58,963
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-280

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
CMS Energy Corp.
3.750%, 5Y H15 + 2.900%, 12/01/50 (e)	216,000	$200,395
Commonwealth Edison Co.
3.700%, 03/01/45	71,000	54,832
Constellation Energy Generation LLC
5.750%, 10/01/41	120,000	120,237
6.500%, 10/01/53 (a)	180,000	193,129
Consumers Energy Co.
3.950%, 05/15/43	147,000	119,959
Dominion Energy, Inc.
3.300%, 04/15/41	190,000	144,529
4.700%, 12/01/44	71,000	61,907
4.900%, 08/01/41	147,000	135,453
6.000%, 5Y H15 + 2.262%, 02/15/56 (e)	324,000	325,434
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	80,000	82,665
DTE Energy Co.
5.200%, 04/01/30	385,000	390,543
Duke Energy Carolinas LLC
4.000%, 09/30/42	303,000	251,320
Duke Energy Corp.
5.700%, 09/15/55 (a)	159,000	152,962
6.100%, 09/15/53	210,000	213,631
Duke Energy Indiana LLC
3.750%, 05/15/46	77,000	58,833
5.400%, 04/01/53	115,000	107,988
Duke Energy Ohio, Inc.
5.300%, 06/15/35	310,000	312,856
5.550%, 03/15/54	103,000	99,473
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	169,000	167,053
Edison International
5.000%, 05/05/28	25,000	25,026
5.250%, 03/15/32	142,000	140,065
Electricite de France SA
6.125%, 04/22/56 (144A)	100,000	98,651
6.375%, 01/13/55 (144A)	195,000	199,106
Emera U.S. Finance LLC
5.200%, 04/01/33	295,000	293,746
Emera U.S. Finance LP
2.639%, 06/15/31	213,000	191,350
4.750%, 06/15/46	267,000	227,548
ENEL Finance International NV
2.500%, 07/12/31 (144A) (a)	455,000	405,273
5.125%, 06/26/29 (144A)	225,000	227,697
5.750%, 09/30/55 (144A)	200,000	190,341
Entergy Arkansas LLC
4.950%, 12/15/44	155,000	138,464
Entergy Corp.
5.875%, 5Y H15 + 2.179%, 06/15/56 (e)	200,000	200,031
7.125%, 5Y H15 + 2.670%, 12/01/54 (e)	298,000	308,105
Entergy Louisiana LLC
4.950%, 01/15/45	152,000	138,551
5.700%, 03/15/54	150,000	147,623
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	280,553
Security Description	Principal Amount*	Value
Electric—(Continued)
Entergy Texas, Inc.
5.150%, 06/01/45	10,000	$9,208
5.550%, 09/15/54	36,000	34,512
FirstEnergy Transmission LLC
5.450%, 07/15/44 (144A)	49,000	46,812
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	790,000	736,869
4.875%, 04/15/31 (144A)	235,000	234,137
5.400%, 06/01/33 (144A)	288,000	291,612
5.500%, 04/15/36 (144A)	130,000	131,814
5.650%, 05/09/34 (144A)	173,000	177,312
Jersey Central Power & Light Co.
5.100%, 01/15/35	25,000	24,981
6.150%, 06/01/37	100,000	105,520
Monongahela Power Co.
5.850%, 02/15/34 (144A)	248,000	258,899
Nevada Power Co.
6.250%, 5Y H15 + 1.936%, 05/15/55 (e)	430,000	431,189
NextEra Energy Capital Holdings, Inc.
5.900%, 03/15/55 (a)	310,000	306,863
6.375%, 5Y H15 + 2.053%, 08/15/55 (e)	21,000	21,387
6.750%, 5Y H15 + 2.457%, 06/15/54 (e)	125,000	130,192
Niagara Mohawk Power Corp.
5.996%, 07/03/55 (144A)	45,000	44,747
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	348,000	342,770
4.734%, 10/15/30 (144A)	150,000	148,154
4.955%, 04/30/31 (144A)	380,000	375,806
5.407%, 10/15/35 (144A)	225,000	221,147
7.000%, 03/15/33 (144A)	128,000	138,853
Ohio Power Co.
2.900%, 10/01/51	115,000	70,441
Pacific Gas & Electric Co.
3.250%, 06/01/31	222,000	204,782
3.750%, 08/15/42	37,000	27,900
3.950%, 12/01/47	159,000	116,487
4.250%, 03/15/46	82,000	63,487
4.300%, 03/15/45	60,000	47,202
4.500%, 07/01/40	150,000	129,086
4.600%, 06/15/43	178,000	147,707
5.700%, 03/01/35	175,000	176,828
5.800%, 05/15/34	12,000	12,267
6.000%, 08/15/35	115,000	118,561
6.100%, 01/15/29	253,000	260,504
6.400%, 06/15/33	276,000	292,041
6.750%, 01/15/53	10,000	10,499
PacifiCorp
2.900%, 06/15/52	122,000	72,970
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	573,359
5.536%, 07/15/49	135,000	133,597
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	62,354
5.099%, 06/01/54	165,000	151,793
5.212%, 12/01/49	85,000	80,503
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-281

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Public Service Co. of Colorado
4.500%, 06/01/52	57,000	$46,944
Public Service Co. of Oklahoma
5.200%, 01/15/35	20,000	19,913
5.450%, 01/15/36	445,000	449,466
6.625%, 11/15/37	100,000	108,074
Puget Energy, Inc.
5.725%, 03/15/35	588,000	591,742
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	146,639
5.350%, 04/01/53	420,000	391,546
SCE Recovery Funding LLC
4.697%, 06/15/42	137,123	134,949
5.112%, 12/14/49	65,000	60,311
5.341%, 03/15/47	60,000	59,193
Sierra Pacific Power Co.
6.200%, 5Y H15 + 2.549%, 12/15/55 (e)	95,000	94,168
Sigeco Securitization I LLC
5.026%, 11/15/38	124,434	124,342
Southern California Edison Co.
3.650%, 03/01/28	78,000	76,730
3.900%, 03/15/43	122,000	93,520
4.050%, 03/15/42	150,000	118,655
5.200%, 06/01/34	369,000	365,724
5.250%, 03/15/30	116,000	117,295
5.700%, 03/01/53	65,000	59,990
5.875%, 12/01/53	1,000	949
5.900%, 03/01/55	30,000	28,641
5.950%, 02/01/38	91,000	92,349
Southern Co.
5.200%, 06/15/33	120,000	120,919
Southern Power Co.
4.800%, 06/15/31	135,000	134,620
4.900%, 10/01/35	334,000	324,040
4.950%, 12/15/46	214,000	190,886
5.150%, 09/15/41	100,000	95,171
Tucson Electric Power Co.
1.500%, 08/01/30	78,000	68,777
5.500%, 04/15/53	235,000	224,453
Union Electric Co.
5.200%, 04/01/34	137,000	138,785
5.250%, 01/15/54	89,000	82,455
5.450%, 03/15/53	110,000	105,042
Virginia Electric & Power Co.
2.450%, 12/15/50	250,000	143,181
4.650%, 08/15/43	60,000	53,226
Vistra Operations Co. LLC
4.300%, 10/15/28 (144A)	135,000	133,418
4.600%, 10/15/30 (144A)	41,000	40,337
5.250%, 10/15/35 (144A)	101,000	98,234
5.350%, 01/31/36 (144A)	420,000	411,600
5.700%, 12/30/34 (144A)	162,000	163,753
6.000%, 04/15/34 (144A)	10,000	10,294
6.950%, 10/15/33 (144A)	445,000	484,219
Security Description	Principal Amount*	Value
Electric—(Continued)
Xcel Energy, Inc.
5.600%, 04/15/35	280,000	$285,263
		20,612,297
Electronics — 0.0%
Amphenol Corp.
5.300%, 11/15/55 (a)	90,000	85,407
Jabil, Inc.
4.750%, 02/01/33	118,000	115,197
		200,604
Environmental Control — 0.1%
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	445,000	434,073
Veralto Corp.
5.350%, 09/18/28	140,000	141,939
		576,012
Food — 0.4%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.000%, 05/15/32	289,000	256,846
3.625%, 01/15/32	320,000	296,344
3.750%, 12/01/31	85,000	79,330
4.375%, 02/02/52	85,000	64,135
5.500%, 01/15/36	380,000	379,448
5.625%, 03/10/37 (144A)	40,000	39,833
5.950%, 04/20/35	128,000	131,988
6.375%, 02/25/55	75,000	75,125
6.375%, 04/15/66	170,000	166,856
6.400%, 05/10/57 (144A)	255,000	254,381
6.500%, 12/01/52	25,000	25,380
6.750%, 03/15/34	7,000	7,638
Kraft Heinz Foods Co.
4.375%, 06/01/46	55,000	43,998
4.625%, 10/01/39	60,000	53,518
4.875%, 10/01/49	75,000	62,883
5.500%, 06/01/50	155,000	141,354
Kroger Co.
5.000%, 09/15/34	30,000	29,604
5.400%, 07/15/40	141,000	137,735
5.500%, 09/15/54 (a)	30,000	28,139
Mars, Inc.
5.000%, 03/01/32 (144A)	140,000	140,985
5.200%, 03/01/35 (144A)	470,000	471,869
5.650%, 05/01/45 (144A)	248,000	246,420
5.700%, 05/01/55 (144A)	150,000	147,775
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	72,022
		3,353,606
Gas — 0.1%
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (e)	120,000	124,081
Piedmont Natural Gas Co., Inc.
3.350%, 06/01/50	143,000	97,556
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-282

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Gas—(Continued)
Southern California Gas Co.
6.350%, 11/15/52	225,000	$238,782
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	261,000	204,313
4.400%, 06/01/43	345,000	295,170
5.750%, 09/15/33	86,000	89,490
		1,049,392
Healthcare-Products — 0.1%
Solventum Corp.
5.450%, 03/13/31	165,000	168,906
5.600%, 03/23/34	834,000	853,553
Thermo Fisher Scientific, Inc.
4.902%, 02/12/36 (a)	95,000	93,882
Zimmer Biomet Holdings, Inc.
5.500%, 02/19/35	56,000	57,007
		1,173,348
Healthcare-Services — 0.5%
Aetna, Inc.
4.750%, 03/15/44	133,000	114,297
6.750%, 12/15/37	50,000	54,487
AHS Hospital Corp.
5.024%, 07/01/45	110,000	101,780
Children's Hospital Corp.
2.928%, 07/15/50	100,000	63,356
Cigna Group
3.200%, 03/15/40	138,000	107,747
CommonSpirit Health
2.782%, 10/01/30	70,000	64,447
3.910%, 10/01/50	65,000	48,259
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	76,438
Elevance Health, Inc.
4.625%, 05/15/42	178,000	158,054
4.650%, 01/15/43	111,000	98,386
Hartford HealthCare Corp.
3.447%, 07/01/54	64,000	45,376
HCA, Inc.
3.625%, 03/15/32	31,000	28,857
4.600%, 11/15/32	128,000	124,668
4.625%, 03/15/52	57,000	46,406
4.700%, 05/15/31	295,000	292,259
4.900%, 11/15/35	40,000	38,738
5.250%, 06/15/49	30,000	26,954
5.500%, 03/01/32	370,000	378,049
5.600%, 04/01/34	330,000	336,959
5.700%, 11/15/55	90,000	85,750
5.750%, 03/01/35	74,000	76,281
5.875%, 02/01/29	614,000	628,083
5.950%, 09/15/54 (a)	160,000	156,982
6.100%, 04/01/64 (a)	90,000	89,427
6.200%, 03/01/55 (a)	84,000	85,524
MyMichigan Health
3.409%, 06/01/50	40,000	27,934
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
NYU Langone Hospitals
3.380%, 07/01/55	90,000	$61,007
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	59,145
Quest Diagnostics, Inc.
5.000%, 12/15/34 (a)	449,000	445,964
UnitedHealth Group, Inc.
2.750%, 05/15/40	142,000	104,915
5.050%, 04/15/53	126,000	113,256
5.375%, 04/15/54	126,000	118,611
5.875%, 02/15/53	90,000	90,484
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	64,276
		4,413,156
Insurance — 0.4%
Arch Capital Group Ltd.
5.950%, 06/15/56	195,000	196,776
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	367,759
5.033%, 07/17/30 (144A) (a)	455,000	450,898
5.543%, 08/22/35 (144A)	149,000	146,659
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	185,000	139,980
Corebridge Global Funding
4.900%, 08/21/32 (144A)	164,000	161,926
F&G Annuities & Life, Inc.
6.500%, 06/04/29	75,000	76,641
Guardian Life Global Funding
4.673%, 09/05/32 (144A)	270,000	266,269
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	63,747
Hartford Insurance Group, Inc.
4.300%, 04/15/43	25,000	21,221
6.100%, 10/01/41	25,000	26,269
Jackson National Life Global Funding
5.250%, 06/16/31 (144A)	155,000	154,776
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	168,362
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	107,000	79,000
4.450%, 05/15/69 (144A)	137,000	105,088
Northwestern Mutual Life Insurance Co.
6.050%, 06/30/56 (144A)	294,000	299,172
6.063%, 03/30/40 (144A)	230,000	236,519
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	76,506
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (e)	115,000	119,047
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	79,996
6.050%, 06/15/56 (144A)	245,000	247,211
6.850%, 12/16/39 (144A)	316,000	349,453
		3,833,275
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-283

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet — 0.5%
Alphabet, Inc.
5.500%, 02/15/46	55,000	$54,183
5.650%, 02/15/56	138,000	136,167
5.750%, 02/15/66 (a)	160,000	158,287
Amazon.com, Inc.
4.650%, 11/20/35	203,000	197,411
4.875%, 03/13/36	199,000	195,896
5.650%, 03/13/46	155,000	153,439
5.800%, 03/13/56	605,000	601,140
6.050%, 03/13/76 (a)	85,000	84,743
Beignet Investor LLC
6.581%, 05/30/49 (144A)	290,000	295,844
Meta Platforms, Inc.
4.450%, 08/15/52	304,000	234,261
4.875%, 11/15/35	130,000	126,512
5.250%, 05/15/36	35,000	34,753
5.400%, 08/15/54	493,000	434,992
5.500%, 11/15/45	295,000	273,738
5.550%, 08/15/64	286,000	249,929
5.600%, 05/15/53	40,000	36,379
5.625%, 11/15/55	85,000	77,023
5.750%, 05/15/63	57,000	51,316
6.200%, 05/15/46	110,000	110,076
6.300%, 05/15/56	381,000	379,254
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	236,000	234,276
4.800%, 09/15/34	40,000	39,249
4.800%, 09/15/35	190,000	184,785
		4,343,653
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A)	145,000	146,218
Machinery-Construction & Mining — 0.0%
GE Vernova, Inc.
5.500%, 02/04/56 (a)	150,000	145,505
Machinery-Diversified — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	191,000	195,022
6.400%, 04/15/33	77,000	81,726
		276,748
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.125%, 07/01/49	62,000	47,852
6.484%, 10/23/45	231,000	211,766
6.650%, 02/01/34	85,000	87,211
Comcast Corp.
2.800%, 01/15/51	80,000	44,589
2.887%, 11/01/51	772,000	437,525
2.937%, 11/01/56	411,000	222,593
5.168%, 01/15/37 (144A)	81,000	77,824
Security Description	Principal Amount*	Value
Media—(Continued)
Time Warner Cable LLC
5.500%, 09/01/41	1,025,000	$877,026
5.875%, 11/15/40	559,000	499,870
6.550%, 05/01/37	252,000	249,802
		2,756,058
Mining — 0.2%
Anglo American Capital PLC
4.750%, 03/16/52 (144A) (a)	200,000	168,852
5.000%, 03/21/33 (144A)	765,000	758,976
Corp. Nacional del Cobre de Chile
6.780%, 01/13/55 (144A)	200,000	215,322
Glencore Funding LLC
5.508%, 04/01/36 (144A)	158,000	158,929
5.634%, 04/04/34 (144A)	80,000	82,105
5.673%, 04/01/35 (144A)	111,000	113,779
6.375%, 10/06/30 (144A)	201,000	211,882
		1,709,845
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.150%, 11/02/42	200,000	172,027
Oil & Gas — 0.7%
Aker BP ASA
5.250%, 10/30/35 (144A)	185,000	180,762
Antero Resources Corp.
5.375%, 03/01/30 (144A)	227,000	228,614
5.400%, 02/01/36	205,000	201,769
ConocoPhillips Co.
5.500%, 01/15/55 (a)	65,000	62,293
5.700%, 09/15/63	231,000	224,185
Devon Energy Corp.
5.400%, 02/15/35 (144A)	205,000	205,803
5.750%, 09/15/54 (a)	25,000	24,094
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	187,000	181,800
Eni SpA
5.250%, 05/18/36 (144A)	200,000	196,685
5.700%, 10/01/40 (144A)	150,000	147,273
6.000%, 05/18/56 (144A)	400,000	394,818
EQT Corp.
4.750%, 01/15/31	241,000	238,738
Expand Energy Corp.
4.750%, 02/01/32	234,000	228,055
5.375%, 03/15/30	750,000	752,720
Hess Corp.
5.600%, 02/15/41	67,000	67,836
6.000%, 01/15/40	89,000	93,691
Marathon Petroleum Corp.
4.750%, 09/15/44	53,000	46,302
Occidental Petroleum Corp.
4.625%, 06/15/45	123,000	104,883
Ovintiv, Inc.
6.250%, 07/15/33	111,000	116,767
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-284

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,051,000	$942,455
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	254,000	237,394
5.750%, 11/13/35 (144A)	245,000	246,806
6.875%, 09/19/33 (144A)	300,000	325,715
Shell Finance U.S., Inc.
5.125%, 10/15/41 (144A)	200,000	192,129
TotalEnergies Capital International SA
2.986%, 06/29/41 (a)	519,000	388,313
TotalEnergies Capital SA
5.275%, 09/10/54	80,000	75,368
5.488%, 04/05/54	40,000	38,648
5.638%, 04/05/64	89,000	86,169
		6,230,085
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000%, 06/15/36	215,000	210,292
5.850%, 06/15/56	320,000	316,119
		526,411
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30	110,000	111,165
5.125%, 03/12/36 (a)	309,000	303,522
5.500%, 03/17/35	175,000	178,115
Berry Global, Inc.
5.800%, 06/15/31	435,000	451,060
Packaging Corp. of America
4.050%, 12/15/49 (a)	35,000	27,228
Sonoco Products Co.
4.600%, 09/01/29 (a)	138,000	137,167
5.000%, 09/01/34 (a)	160,000	156,937
		1,365,194
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.050%, 11/21/39 (a)	456,000	401,828
4.250%, 11/21/49	224,000	182,860
4.400%, 11/06/42	340,000	298,906
4.625%, 10/01/42	188,000	170,113
5.500%, 03/15/64	36,000	34,622
Bristol-Myers Squibb Co.
4.550%, 02/20/48	150,000	128,159
5.550%, 02/22/54 (a)	283,000	276,371
Cencora, Inc.
4.250%, 03/01/45	94,000	77,922
4.600%, 02/13/33	55,000	53,807
4.900%, 02/13/36	45,000	43,844
5.150%, 02/15/35	125,000	124,821
CVS Health Corp.
4.125%, 04/01/40	238,000	202,941
5.875%, 06/01/53 (a)	157,000	153,460
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	196,910	183,776
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
CVS Pass-Through Trust
5.880%, 01/10/28	85,817	$85,783
8.353%, 07/10/31 (144A)	80,295	86,530
Eli Lilly & Co.
5.650%, 10/15/65	60,000	60,066
5.700%, 05/20/66 (a)	50,000	50,271
Merck & Co., Inc.
5.150%, 05/17/63	45,000	40,911
5.550%, 12/04/55 (a)	329,000	323,102
Novartis Capital Corp.
5.700%, 03/18/56	30,000	30,570
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	258,000	255,521
5.300%, 05/19/53 (a)	62,000	58,409
5.340%, 05/19/63	502,000	461,829
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	200,000	133,120
		3,919,542
Pipelines — 1.0%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	138,004
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	138,000	133,440
Cheniere Energy Partners LP
3.250%, 01/31/32 (a)	463,000	424,324
4.000%, 03/01/31 (a)	100,000	96,205
4.500%, 10/01/29	488,000	484,749
5.550%, 10/30/35	40,000	40,632
5.750%, 08/15/34	90,000	92,772
Cheniere Energy, Inc.
4.625%, 10/15/28	391,000	390,062
Colonial Enterprises, Inc.
5.627%, 11/15/35 (144A)	145,000	144,938
Columbia Pipelines Holding Co. LLC
4.999%, 11/17/32 (144A)	485,000	479,628
5.097%, 10/01/31 (144A)	58,000	58,055
5.681%, 01/15/34 (144A) (a)	95,000	97,006
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A) (a)	205,000	207,547
5.927%, 08/15/30 (144A)	63,000	65,429
5.962%, 02/15/55 (144A)	140,000	138,337
6.036%, 11/15/33 (144A) (a)	244,000	256,168
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	309,000	302,826
4.300%, 04/15/32 (144A)	50,000	47,752
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	40,000	41,135
Enbridge, Inc.
5.450%, 03/27/36	70,000	70,750
5.625%, 04/05/34	75,000	77,215
8.250%, 5Y H15 + 3.785%, 01/15/84 (e)	238,000	251,239
Energy Transfer LP
4.950%, 01/15/43	150,000	132,476
5.350%, 01/15/36	19,000	18,920
5.600%, 09/01/34	115,000	117,366
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-285

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Energy Transfer LP
5.950%, 05/15/54 (a)	55,000	$52,643
6.000%, 02/01/29 (144A)	633,000	637,997
6.200%, 04/01/55	230,000	227,425
6.300%, 01/15/56	255,000	255,848
6.500%, 5Y H15 + 2.676%, 02/15/56 (a) (e)	326,000	328,726
7.375%, 02/01/31 (144A)	106,000	109,168
Kinder Morgan Energy Partners LP
6.375%, 03/01/41	110,000	116,344
MPLX LP
5.400%, 09/15/35	136,000	135,624
5.950%, 04/01/55	175,000	169,798
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	81,000	54,771
4.300%, 01/15/49 (144A)	44,000	34,520
ONEOK Partners LP
6.650%, 10/01/36	140,000	151,896
ONEOK, Inc.
4.750%, 10/15/31	50,000	49,424
5.050%, 04/01/45	51,000	44,951
5.400%, 10/15/35	520,000	519,109
5.600%, 04/01/44	188,000	177,468
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27	114,000	114,289
5.026%, 10/01/29	265,000	265,908
TransCanada PipeLines Ltd.
5.600%, 03/31/34	90,000	91,938
6.100%, 06/01/40	62,000	64,824
6.125%, 5Y H15 + 2.250%, 10/17/56 (e)	33,000	33,366
6.375%, 5Y H15 + 2.117%, 10/17/56 (e)	37,000	37,430
Transcanada Trust
5.875%, 08/15/76	347,000	347,307
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	35,000	33,388
4.125%, 08/15/31 (144A)	630,000	591,479
Western Midstream Operating LP
5.700%, 07/01/36	100,000	100,180
		9,052,796
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	435,000	366,339
3.375%, 08/15/31	161,000	148,300
5.250%, 03/15/36	180,000	176,976
American Tower Corp.
4.700%, 12/15/32	50,000	49,187
5.200%, 02/15/29	382,000	387,000
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	157,109
Brixmor Operating Partnership LP
4.850%, 02/15/33	135,000	132,808
5.500%, 02/15/34	70,000	71,413
COPT Defense Properties LP
2.750%, 04/15/31 (a)	132,000	119,727
4.500%, 10/15/30	110,000	108,386
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Crown Castle, Inc.
2.100%, 04/01/31	160,000	$140,717
2.250%, 01/15/31	225,000	200,395
5.600%, 06/01/29	560,000	572,468
DOC Dr. LLC
2.625%, 11/01/31	55,000	49,056
Equinix Europe 2 Financing Corp. LLC
4.700%, 03/15/33	100,000	97,463
Essex Portfolio LP
2.650%, 03/15/32	120,000	106,455
Extra Space Storage LP
4.000%, 06/15/29	311,000	304,935
4.950%, 01/15/33	60,000	59,388
5.500%, 07/01/30	200,000	204,664
5.900%, 01/15/31	201,000	208,502
Goodman U.S. Finance Eight LLC
5.875%, 04/28/46 (144A)	20,000	19,688
Healthpeak OP LLC
3.500%, 07/15/29	118,000	113,921
5.375%, 02/15/35	80,000	80,524
NNN REIT, Inc.
3.000%, 04/15/52	50,000	31,678
3.500%, 04/15/51	105,000	74,203
5.600%, 10/15/33	100,000	102,863
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	148,996
UDR, Inc.
3.500%, 01/15/28	100,000	98,397
5.125%, 09/01/34	241,000	240,007
Ventas Realty LP
4.750%, 11/15/30	75,000	74,671
4.875%, 04/15/49	88,000	76,879
WP Carey, Inc.
2.250%, 04/01/33	135,000	113,301
2.400%, 02/01/31	355,000	319,254
5.200%, 09/15/36	30,000	29,606
		5,185,276
Retail — 0.1%
Home Depot, Inc.
3.300%, 04/15/40	329,000	263,870
Lowe's Cos., Inc.
2.800%, 09/15/41	328,000	234,164
		498,034
Savings & Loans — 0.0%
Nationwide Building Society
3.960%, 07/18/30 (144A)	200,000	194,787
Semiconductors — 0.4%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	100,543
3.419%, 04/15/33	566,000	515,958
3.469%, 04/15/34	238,000	213,722
4.550%, 02/15/32	44,000	43,407
4.800%, 02/15/36	199,000	193,119
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-286

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Semiconductors—(Continued)
Broadcom, Inc.
5.200%, 07/15/35	26,000	$26,087
Foundry JV Holdco LLC
6.100%, 01/25/36 (144A)	200,000	210,843
6.250%, 01/25/35 (144A)	755,000	801,412
Intel Corp.
3.250%, 11/15/49	110,000	71,621
3.734%, 12/08/47	35,000	25,197
4.250%, 12/15/42	205,000	169,842
5.300%, 05/15/36	295,000	293,524
KLA Corp.
3.300%, 03/01/50	100,000	69,418
Marvell Technology, Inc.
2.950%, 04/15/31	86,000	79,049
4.750%, 07/15/30	14,000	13,969
5.450%, 07/15/35	218,000	221,002
5.750%, 02/15/29	366,000	375,278
5.950%, 09/15/33	63,000	66,159
NVIDIA Corp.
5.625%, 06/15/56	315,000	312,671
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33	200,000	199,331
		4,002,152
Software — 0.5%
Fidelity National Information Services, Inc.
4.800%, 03/10/31	53,000	52,421
Fiserv, Inc.
5.150%, 08/12/34	30,000	29,134
5.250%, 08/11/35	147,000	143,200
Microsoft Corp.
2.525%, 06/01/50	80,000	47,573
Oracle Corp.
3.600%, 04/01/40	320,000	233,334
3.600%, 04/01/50	401,000	243,853
3.650%, 03/25/41	360,000	258,518
3.800%, 11/15/37	130,000	103,863
3.950%, 03/25/51	80,000	51,183
4.000%, 07/15/46	30,000	20,235
4.000%, 11/15/47	71,000	47,309
4.375%, 05/15/55	154,000	102,799
4.800%, 09/26/32 (a)	75,000	71,363
4.900%, 02/06/33	100,000	94,812
4.950%, 02/04/31 (a)	260,000	254,548
5.350%, 05/04/33	365,000	354,551
5.375%, 09/27/54	201,000	157,638
5.550%, 02/06/53	6,000	4,833
5.700%, 02/04/36	85,000	82,319
5.875%, 09/26/45	5,000	4,377
6.000%, 08/03/55	240,000	204,336
6.550%, 02/04/46	169,000	159,314
6.700%, 02/04/56 (a)	365,000	343,542
6.850%, 02/04/66	235,000	218,735
Roper Technologies, Inc.
4.450%, 09/15/30	70,000	69,062
4.500%, 10/15/29	97,000	96,382
Security Description	Principal Amount*	Value
Software—(Continued)
Roper Technologies, Inc.
4.750%, 02/15/32	53,000	$52,454
Salesforce, Inc.
2.700%, 07/15/41	150,000	102,418
Synopsys, Inc.
4.850%, 04/01/30	150,000	150,251
5.000%, 04/01/32	110,000	110,193
5.150%, 04/01/35 (a)	143,000	142,183
5.700%, 04/01/55 (a)	87,000	84,371
Take-Two Interactive Software, Inc.
5.400%, 06/12/29	170,000	173,306
		4,264,410
Telecommunications — 0.7%
AT&T, Inc.
2.250%, 02/01/32	200,000	174,033
3.500%, 06/01/41 (a)	428,000	329,302
3.500%, 09/15/53	265,000	172,032
3.550%, 09/15/55	839,000	540,269
5.550%, 11/01/45	205,000	192,626
5.700%, 11/01/54	115,000	106,904
6.000%, 04/30/56	200,000	193,292
Beacon Point DC LLC
6.129%, 11/30/42 (144A)	290,000	292,491
Orange SA
5.000%, 01/13/36 (144A)	200,000	195,376
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	487,000	485,415
Rogers Communications, Inc.
3.800%, 03/15/32	453,000	422,417
5.300%, 02/15/34	102,000	101,113
Space Exploration Technologies Corp.
5.350%, 07/15/31 (144A)	555,000	553,554
5.650%, 07/15/33 (144A)	375,000	372,766
T-Mobile USA, Inc.
3.300%, 02/15/51	230,000	150,029
3.400%, 10/15/52	110,000	72,111
3.875%, 04/15/30	236,000	228,678
5.125%, 05/15/32 (a)	175,000	176,807
Verizon Communications, Inc.
1.750%, 01/20/31	690,000	606,102
5.401%, 07/02/37 (a)	448,000	446,797
6.050%, 5Y H15 + 1.813%, 05/14/58 (a) (e)	370,000	373,417
6.200%, 5Y H15 + 2.042%, 05/14/56 (e)	27,000	27,297
Vodafone Group PLC
6.100%, 06/18/56	95,000	93,315
		6,306,143
Transportation — 0.1%
Canadian Pacific Railway Co.
3.100%, 12/02/51	140,000	91,419
4.300%, 05/15/43	236,000	203,594
4.700%, 05/01/48	258,000	226,310
FedEx Corp.
3.250%, 05/15/41	89,000	69,822
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-287

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Transportation—(Continued)
Norfolk Southern Corp.
2.900%, 08/25/51	285,000	$177,875
3.050%, 05/15/50	116,000	75,723
4.450%, 06/15/45	100,000	86,083
Union Pacific Corp.
4.100%, 09/15/67	70,000	51,558
		982,384
Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A)	260,000	257,724
Total Corporate Bonds & Notes (Cost $176,320,685)		174,659,130

U.S. Treasury & Government Agencies—6.2%
U.S. Treasury — 6.2%
U.S. Treasury Bonds
1.875%, 02/15/51	2,298,000	1,277,275
1.875%, 11/15/51	845,000	464,420
2.000%, 02/15/50	367,000	213,849
2.000%, 08/15/51	500,000	284,648
2.250%, 08/15/49	115,000	71,529
2.375%, 11/15/49	570,000	363,041
2.375%, 05/15/51	175,000	109,443
2.750%, 08/15/42	1,600,000	1,222,125
3.000%, 11/15/44	1,211,000	926,273
3.000%, 02/15/47	65,000	48,369
3.000%, 08/15/48	5,000	3,663
3.000%, 08/15/52	3,255,000	2,307,871
3.125%, 02/15/43	235,000	187,881
3.250%, 05/15/42	1,400,000	1,152,703
3.625%, 08/15/43	1,501,000	1,278,606
3.750%, 11/15/43	452,000	390,680
3.875%, 08/15/40	410,000	374,045
3.875%, 05/15/43	265,000	234,225
4.625%, 11/15/45	3,060,900	2,939,899
4.625%, 02/15/46 (a)	1,727,000	1,657,650
4.625%, 11/15/55 (a)	3,990,000	3,796,111
4.750%, 05/15/55	154,000	149,386
4.750%, 08/15/55	53,000	51,424
4.750%, 02/15/56 (a)	52,000	50,513
U.S. Treasury Notes
3.125%, 08/31/29	11,297,000	10,948,382
3.750%, 08/31/31	3,801,000	3,717,853
3.750%, 10/31/32	1,328,000	1,288,731
3.750%, 02/28/33 (a)	3,879,000	3,757,024
3.875%, 04/15/29	636,000	631,180
3.875%, 08/31/32	6,959,000	6,808,947
4.000%, 02/15/34	1,117,000	1,091,257
4.000%, 11/15/35	1,717,000	1,660,929
4.125%, 05/31/32	525,000	521,247
4.125%, 02/15/36	600,000	585,375
4.250%, 11/15/34	707,000	700,096
4.500%, 12/31/31	310,000	313,948
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.625%, 04/30/29	4,774,000	$4,831,064
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/31	665,000	546,759
Zero Coupon, 02/15/36	1,055,000	684,004
Zero Coupon, 08/15/36	94,000	59,343
Zero Coupon, 11/15/36	94,000	58,561
Zero Coupon, 11/15/40	720,000	355,926
Zero Coupon, 02/15/41	462,776	225,317
Total U.S. Treasury & Government Agencies (Cost $61,810,617)		58,341,572

Agency Sponsored Mortgage-Backed Securities—4.4%
Agency Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
7.878%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	515,225	522,333
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	18,187
3.000%, 07/25/49	177,864	157,703
4.500%, 10/15/41	773,865	745,753
5.000%, 02/15/40	117,000	118,145
5.500%, 03/15/37	97,012	98,930
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	665,633	557,354
3.250%, 06/25/57 (f)	655,823	593,627
3.250%, 11/25/61	293,199	253,124
3.500%, 05/25/57	290,377	269,653
3.500%, 06/25/57	296,182	274,477
3.500%, 03/25/58	377,063	361,179
3.500%, 07/25/58	322,717	289,162
Federal National Mortgage Association REMICS
2.000%, 08/25/42	119,762	113,336
3.500%, 06/25/46	70,346	68,216
3.500%, 05/25/49	351,269	318,090
4.000%, 04/25/42	111,853	106,875
4.000%, 05/25/43	13,803	13,763
5.000%, 04/25/37	20,154	20,251
5.000%, 07/25/39	250,000	250,505
5.000%, 05/25/40	65,000	64,150
6.000%, 01/25/34	52,360	54,104
Federal National Mortgage Association Trust
5.620%, 11/25/33	134,598	133,635
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,541	10,656
3.500%, 10/20/48	275,576	258,377
3.500%, 04/20/49	240,130	221,575
4.500%, 04/20/53	675,322	653,979
5.500%, 02/20/37	49,784	49,680
5.500%, 04/16/37	47,216	46,854
5.500%, 11/16/39	200,000	198,939
6.000%, 04/17/34	26,057	26,003
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-288

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Seasoned Credit Risk Transfer Trust
3.250%, 06/25/65	208,740	$176,373
		7,044,988
Agency Mortgage-Backed Securities — 3.6%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/49	566,539	479,539
3.000%, 02/01/52	311,992	272,068
3.700%, 06/01/34	725,989	689,493
4.000%, 12/01/47	122,947	116,965
4.500%, 06/01/48	138,735	135,804
5.000%, 12/01/48	74,242	74,098
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
4.660%, 01/25/31	485,000	485,185
Federal National Mortgage Association
1.500%, 01/01/31	500,000	439,411
1.800%, 10/01/33	493,273	414,915
1.930%, 11/01/31	900,000	790,407
1.960%, 09/01/33	750,000	629,191
2.140%, 12/01/33	428,033	367,543
2.500%, 09/01/51	413,125	345,643
2.500%, 11/01/51	493,526	417,342
2.500%, 07/01/61	310,140	248,401
2.500%, 09/01/61	1,567,099	1,256,313
2.500%, 03/01/62	471,030	377,330
2.580%, 03/01/32	498,686	450,431
2.600%, 10/01/31	339,700	311,274
2.770%, 08/01/33	911,872	810,863
3.000%, 01/01/52	513,357	447,941
3.000%, 03/01/61	544,229	462,693
3.230%, 01/01/30	425,318	409,302
3.330%, 04/01/35	443,151	406,678
3.500%, 03/01/61	265,061	240,511
3.500%, 09/01/61	682,814	601,214
3.500%, 03/01/62	503,325	453,192
3.500%, 06/01/62	462,893	409,171
3.510%, 09/01/32	300,000	283,605
3.540%, 11/01/32	600,000	567,059
3.680%, 09/01/32	613,000	585,167
3.800%, 09/01/32	720,672	692,655
3.870%, 06/01/37	364,000	336,716
4.000%, 06/01/46	297,652	285,158
4.000%, 11/01/47	173,909	164,619
4.000%, 12/01/47	241,659	229,869
4.000%, 01/01/48	221,914	212,195
4.000%, 09/01/48	74,582	70,666
4.000%, 06/01/52	364,954	343,521
4.000%, 07/01/52	1,054,009	992,580
4.000%, 08/01/59	435,224	401,920
4.000%, 12/01/61	702,000	646,281
4.500%, 05/01/48	40,387	39,324
4.500%, 06/01/48	67,862	66,289
4.500%, 07/01/48	5,902	5,760
4.500%, 01/01/49	155,780	151,369
4.500%, 06/01/49	82,194	79,889
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 08/01/58	416,014	$401,878
4.500%, 06/01/62	392,476	378,067
4.680%, 10/01/29	800,000	803,285
4.970%, 12/01/30	534,526	539,116
5.000%, 07/01/44	193,643	195,860
5.000%, 06/01/48	39,469	39,476
5.000%, 07/01/48	110,421	110,826
5.000%, 08/01/48	128,486	128,961
5.000%, 10/01/48	106,566	106,763
5.000%, 01/01/49	195,949	196,802
5.000%, 03/01/53	399,884	395,861
5.000%, 01/01/55	268,200	265,636
Federal National Mortgage Association-ACES
0.750%, 09/25/28	26,813	26,331
1.200%, 10/25/30	62,593	60,846
1.764%, 11/25/31 (e)	1,000,000	866,306
1.927%, 10/25/30 (e) (g)	1,077,114	28,800
1.955%, 11/25/33 (e) (g)	5,677,165	308,633
2.010%, 07/25/30 (e) (g)	1,749,940	72,914
2.673%, 06/25/32 (e)	966,000	870,873
3.881%, 08/25/32 (e)	783,980	752,056
FREMF Mortgage Trust
3.652%, 12/25/51 (144A) (e)	500,000	475,687
Government National Mortgage Association
2.500%, 08/20/51	336,144	287,020
2.500%, 10/20/51	92,640	79,103
2.500%, 06/20/52	488,796	417,396
3.000%, 12/20/51	425,474	372,362
3.000%, 03/20/52	666,981	582,428
3.500%, 02/20/52	379,011	344,338
4.000%, 10/20/49	165,399	156,510
4.000%, 01/20/52	297,103	277,978
4.250%, 07/20/47	474,413	460,347
4.250%, 12/20/48	392,247	380,832
4.500%, 07/15/39	147,963	147,335
4.500%, 05/20/48	45,698	44,225
4.500%, 06/20/48	641,126	622,385
4.500%, 12/20/48	202,060	196,212
4.500%, 07/20/49	158,994	153,793
4.500%, 09/20/49	241,923	234,730
5.000%, 07/20/48	57,131	56,515
5.000%, 12/20/48	191,802	189,735
5.000%, 03/20/49	493,545	497,771
5.000%, 05/20/49	481,002	476,170
5.000%, 06/20/52	1,108,114	1,102,672
5.500%, 07/20/53	557,998	570,985
6.000%, 04/20/53	420,276	434,589
		33,807,968
Total Agency Sponsored Mortgage-Backed Securities (Cost $43,520,442)		40,852,956

§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-289

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—1.6%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.6%
American Credit Acceptance Receivables Trust
4.850%, 05/10/32 (144A)	170,000	$169,222
Bridgecrest Lending Auto Securitization Trust
5.620%, 03/17/31	330,000	334,046
5.700%, 07/16/29	438,000	440,252
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	168,538	168,867
Credit Acceptance Auto Loan Trust
4.870%, 01/15/36 (144A)	180,000	178,741
6.700%, 10/16/34 (144A)	500,000	512,146
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	71,812	71,870
Enterprise Fleet Financing LLC
4.410%, 06/20/29 (144A)	178,000	177,700
Exeter Automobile Receivables Trust
5.160%, 03/15/32	200,000	198,998
5.510%, 08/16/32	300,000	300,774
5.980%, 12/15/28	249,134	250,018
6.760%, 09/15/28	358,867	361,469
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	78,836	78,815
Research-Driven Pagaya Motor Asset Trust
5.377%, 03/26/35 (144A)	465,000	465,170
5.382%, 02/26/35 (144A)	300,000	300,369
Santander Drive Auto Receivables Trust
4.950%, 01/15/32	95,000	94,523
5.670%, 12/16/30	664,892	667,829
5.690%, 02/18/31	790,541	794,868
6.280%, 08/15/31	500,000	510,612
		6,076,289
Asset-Backed - Credit Card — 0.1%
Continental Finance Credit Card ABS Master Trust
5.400%, 12/17/35 (144A)	305,000	303,615
Perimeter Master Note Business Trust
5.580%, 12/16/30 (144A)	350,000	349,355
		652,970
Asset-Backed - Other — 0.9%
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	126,425	116,694
CoreVest American Finance Trust
3.163%, 10/15/52 (144A)	650,000	626,184
FirstKey Homes Trust
4.500%, 07/17/38 (144A)	496,000	494,917
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	384,712
3.850%, 10/25/26 (144A) (e)	360,000	346,209
4.450%, 01/25/28 (144A) (e)	500,000	492,486
6.190%, 04/25/27 (144A)	400,000	399,364
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	198,283	195,664
5.310%, 12/20/49 (144A)	311,307	309,168
Hilton Grand Vacations Trust
4.900%, 10/25/44 (144A)	170,370	168,852
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MVW LLC
5.210%, 09/22/42 (144A)	164,983	$165,229
6.540%, 10/20/40 (144A)	259,000	263,500
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	86,321	85,558
Oportun Issuance Trust
5.060%, 01/09/34 (144A)	303,000	301,281
5.310%, 02/08/33 (144A)	350,000	348,752
PowerPay Issuance Trust
5.230%, 11/18/41 (144A)	196,602	195,269
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	741,416
5.200%, 04/17/39 (144A)	330,000	327,795
Purchasing Power Funding LLC
4.810%, 08/15/30 (144A)	267,000	264,229
Reach ABS Trust
4.800%, 02/15/33 (144A)	270,000	266,405
5.120%, 08/18/32 (144A)	175,000	174,414
5.350%, 02/15/35 (144A)	366,000	365,474
SCF Equipment Leasing LLC
4.820%, 06/20/36 (144A)	194,000	189,254
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	25,091	25,028
6.280%, 04/20/40 (144A)	58,534	59,534
Stream Innovations Issuer Trust
4.780%, 08/15/46 (144A)	357,577	351,936
Upstart Securitization Trust
5.350%, 07/20/36 (144A)	260,000	259,714
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	255,488	253,405
VM Debt Trust
7.460%, 07/18/27	499,794	477,883
		8,650,326
Total Asset-Backed Securities (Cost $15,390,305)		15,379,585

Non-Agency Mortgage-Backed Securities—0.6%
Collateralized Mortgage Obligations — 0.3%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (f)	165,000	164,620
Brean Asset-Backed Securities Trust
4.250%, 04/25/66 (144A)	309,000	296,902
4.750%, 05/25/65 (144A) (e)	167,520	164,681
BVRT LLC
3.592%, SOFR30A + 0.000%, 05/10/33 (144A) (e)	255,454	248,938
CAFL Issuer LP
5.179%, 11/28/40 (144A) (f)	165,000	163,879
5.684%, 05/28/40 (144A) (f)	350,000	350,760
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	344,269	323,839
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (e)	165,000	165,500
MOO Securitization Trust
4.500%, 03/25/66 (144A) (e)	290,000	277,763
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-290

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations—(Continued)
MOO Securitization Trust
4.750%, 06/25/66 (144A) (e)	166,000	$160,701
PRPM LLC
4.000%, 11/25/53 (144A) (f)	149,304	147,178
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	480,694	428,954
		2,893,715
Commercial Mortgage-Backed Securities — 0.3%
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	609,390
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,000,000	905,000
MTN Commercial Mortgage Trust
5.153%, 05/15/43 (144A) (e)	400,000	399,247
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	638,119	555,604
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	347,340
		2,816,581
Total Non-Agency Mortgage-Backed Securities (Cost $6,003,068)		5,710,296

Preferred Stocks—0.2%
Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA - Petrobras (ADR) (Cost $1,490,256)	116,119	1,699,982

Foreign Government—0.0%
Sovereign — 0.0%
Mexico Government International Bonds
5.625%, 09/22/35 (Cost $283,745)	285,000	276,877

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	156,217

Short-Term Investments—17.2%
Repurchase Agreement—15.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $140,842,844; collateralized by U.S. Treasury Notes with rates ranging from 3.375% - 3.500%, maturity dates ranging from 12/31/27 - 01/31/28, and an aggregate market value of $143,649,984	140,833,064	140,833,064
U.S. Treasury—2.2%
U.S. Treasury Bills
3.537%, 11/27/26 (a) (h) (i)	20,000,000	19,687,928
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.711%, 10/13/26 (i) (j)	422,000	$417,462
		20,105,390

Short-Term Investment Funds—0.0%
State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund
3.506% (k)	29,862	29,862
Total Short-Term Investments (Cost $160,987,786)		160,968,316

Securities Lending Reinvestments (l)—1.6%
Short-Term Investment Funds—0.6%
Allspring Government Money Market Fund, Select Class 3.570% (k)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (k)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (k)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (k)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (k)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (k)	500,000	500,000
		6,000,000

Repurchase Agreements—1.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $204,000	200,000	200,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,000,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $2,042,927; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-291

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	$500,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $475,330; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $484,788	475,281	475,281
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $2,001,474; collateralized by various Common Stock with an aggregate market value of $2,229,252	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $300,032; collateralized by various Common Stock with an aggregate market value of $334,578	300,000	300,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $500,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $510,000	500,000	500,000
		9,475,281
Total Securities Lending Reinvestments (Cost $15,475,281)		15,475,281
Total Investments—100.0% (Cost $853,600,587)		936,690,678
Other assets and liabilities (net)—0.0%		(404,773)
Net Assets—100.0%		$936,285,905

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $39,757,139 and the collateral received consisted of cash in the amount of $15,475,281 and non-cash collateral with a value of $25,501,904. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e.
Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Interest only security.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $12,753,840.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $417,462.
(k)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$62,630,596, which is 6.7% of net assets.

§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-292

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)

Country Diversification as of June 30, 2026 (Unaudited)	% of Net Assets
United States	55.1
Japan	3.7
United Kingdom	2.5
Taiwan	2.4
South Korea	2.2
France	2.1
Germany	1.6
China	1.3
Netherlands	1.2
Spain	0.9

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$58,852,837	$350,538,344	$51 ,178,623	$864,854,164
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(9,937,253)	$—	$—	$—	$(9,937,253)
Corporate Bonds & Notes	(5,538,028)	—	—	—	(5,538,028)
Total Borrowings	$(15,475,281)	$—	$—	$—	$(15,475,281)
Gross amount of recognized liabilities for securities lending transactions					$(15,475,281)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	09/08/26	220	EUR	26,257,000	$258,712
Hang Seng Index Futures	07/30/26	228	HKD	260,455,800	(264,160)
MSCI EAFE Index Futures	09/18/26	255	USD	40,102,575	170,838
MSCI Emerging Markets Index Futures	09/18/26	19	USD	1,669,435	28,985
S&P 500 Index E-Mini Futures	09/18/26	306	USD	115,488,225	739,097
TOPIX Index Futures	09/10/26	71	JPY	2,842,130,000	453,664
U.K. Long Gilt Bond Futures	09/28/26	181	GBP	16,147,010	494,386
U.S. Treasury Long Bond Futures	09/21/26	57	USD	6,469,500	179,795
U.S. Treasury Note 2 Year Futures	09/30/26	40	USD	8,245,312	(6,078)
U.S. Treasury Note 10 Year Futures	09/21/26	208	USD	22,857,250	160,636
U.S. Treasury Ultra Long Bond Futures	09/21/26	39	USD	4,530,094	150,025
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-293

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	09/08/26	(197)	EUR	(25,085,980)	$(260,167)
Euro-Schatz Futures	09/08/26	(258)	EUR	(27,337,680)	(57,764)
Russell 2000 Index E-Mini Futures	09/18/26	(66)	USD	(10,050,480)	(258,687)
U.S. Treasury Note 2 Year Futures	09/30/26	(265)	USD	(54,625,195)	(19,022)
U.S. Treasury Note 5 Year Futures	09/30/26	(97)	USD	(10,383,547)	(31,383)
U.S. Treasury Note 10 Year Futures	09/21/26	(20)	USD	(2,197,812)	(5,824)
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	(21)	USD	(2,361,844)	(33,736)
Net Unrealized Appreciation					$1,699,317
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.691%	Annually	02/29/36	USD	74,000,000	$(1,897,911)	$(42,755)	$(1,855,156)
Pay	12M SOFR	Annually	3.695%	Annually	08/29/36	USD	70,360,000	(1,929,365)	—	(1,929,365)
Pay	12M SOFR	Annually	3.823%	Annually	06/13/36	USD	70,000,000	(1,121,077)	(35,145)	(1,085,932)
Pay	12M SOFR	Annually	4.070%	Annually	12/01/36	USD	65,000,000	217,083	(66,854)	283,937
Totals								$(4,731,270)	$(144,754)	$(4,586,516)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$1,392,584	Unrealized depreciation on futures contracts (a)	$522,847
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b)	283,937	Unrealized depreciation on centrally cleared swap contracts (b)	4,870,453
	Unrealized appreciation on futures contracts (a)	1,243,554	Unrealized depreciation on futures contracts (a)	413,974
Total		$2,920,075		$5,807,274

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$(2,521,477)	$2,901,910	$380,433
Swap contracts	182,106	—	182,106
	$(2,339,371)	$2,901,910	$562,539

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$358,034	$803,734	$1,161,768
Swap contracts	(4,904,210)	—	(4,904,210)
	$(4,546,176)	$803,734	$(3,742,442)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-294

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$304,506,251
Futures contracts short	(134,554,693)
Swap contracts	358,823,333

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,654,225	$7,407,945	$—	$11,062,170
Air Freight & Logistics	586,806	—	—	586,806
Automobile Components	—	3,944,846	—	3,944,846
Automobiles	2,958,921	3,830,079	—	6,789,000
Banks	14,964,218	27,513,328	0	42,477,546
Beverages	1,297,205	777,709	—	2,074,914
Biotechnology	7,741,669	—	—	7,741,669
Broadline Retail	11,936,038	1,473,269	—	13,409,307
Building Products	2,991,835	543,319	—	3,535,154
Capital Markets	8,886,343	2,971,145	—	11,857,488
Chemicals	1,285,817	2,066,097	—	3,351,914
Communications Equipment	1,762,809	—	—	1,762,809
Construction & Engineering	3,597,383	698,357	—	4,295,740
Construction Materials	431,372	—	—	431,372
Consumer Finance	3,265,094	—	—	3,265,094
Consumer Staples Distribution & Retail	3,555,542	1,420,728	—	4,976,270
Containers & Packaging	1,914,551	—	—	1,914,551
Diversified Telecommunication Services	1,038,601	2,519,187	—	3,557,788
Electric Utilities	5,256,402	2,151,831	—	7,408,233
Electrical Equipment	5,658,286	3,131,229	—	8,789,515
Electronic Equipment, Instruments & Components	3,860,596	5,440,202	—	9,300,798
Energy Equipment & Services	1,709,502	—	—	1,709,502
Entertainment	4,723,653	1,296,629	—	6,020,282
Financial Services	9,211,731	—	—	9,211,731
Food Products	1,225,414	3,250,554	—	4,475,968
Ground Transportation	1,706,384	—	—	1,706,384
Health Care Equipment & Supplies	3,001,203	1,080,498	—	4,081,701
Health Care Providers & Services	7,306,140	—	—	7,306,140
Health Care REITs	1,494,326	—	—	1,494,326
Hotel & Resort REITs	126,114	—	—	126,114
Hotels, Restaurants & Leisure	10,170,577	3,567,510	—	13,738,087
Household Durables	621,719	2,711,082	—	3,332,801
Household Products	693,607	—	—	693,607
Independent Power and Renewable Electricity Producers	—	899,327	—	899,327
Industrial Conglomerates	1,886,899	4,062,865	—	5,949,764
Insurance	5,251,584	11,490,577	—	16,742,161
Interactive Media & Services	19,991,785	2,909,766	—	22,901,551
IT Services	4,401,635	1,209,049	—	5,610,684
Life Sciences Tools & Services	1,647,281	458,235	—	2,105,516
Machinery	4,581,798	7,697,690	—	12,279,488
Media	1,149,968	—	—	1,149,968
Metals & Mining	1,026,555	3,964,768	—	4,991,323
Multi-Utilities	305,324	1,553,179	—	1,858,503
Oil, Gas & Consumable Fuels	5,036,245	5,469,459	—	10,505,704
Passenger Airlines	1,503,657	—	—	1,503,657
Personal Care Products	547,822	638,336	—	1,186,158
Pharmaceuticals	9,362,202	7,736,855	—	17,099,057
Professional Services	1,425,088	1,358,854	—	2,783,942
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-295

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$880,504	$729,663	$—	$1,610,167
Residential REITs	1,711,633	—	—	1,711,633
Retail REITs	616,151	—	—	616,151
Semiconductors & Semiconductor Equipment	41,515,531	46,517,082	—	88,032,613
Software	11,441,754	—	—	11,441,754
Specialized REITs	1,801,661	—	—	1,801,661
Specialty Retail	7,484,120	776,522	—	8,260,642
Technology Hardware, Storage & Peripherals	24,624,439	839,733	—	25,464,172
Textiles, Apparel & Luxury Goods	927,370	3,094,347	—	4,021,717
Tobacco	1,498,296	2,400,153	—	3,898,449
Trading Companies & Distributors	1,200,863	1,114,214	—	2,315,077
Total Common Stocks	280,454,248	182,716,218	0	463,170,466
Total Corporate Bonds & Notes*	—	174,659,130	—	174,659,130
Total U.S. Treasury & Government Agencies*	—	58,341,572	—	58,341,572
Total Agency Sponsored Mortgage-Backed Securities*	—	40,852,956	—	40,852,956
Total Asset-Backed Securities*	—	15,379,585	—	15,379,585
Total Non-Agency Mortgage-Backed Securities*	—	5,710,296	—	5,710,296
Total Preferred Stocks*	1,699,982	—	—	1,699,982
Total Foreign Government*	—	276,877	—	276,877
Total Municipals*	—	156,217	—	156,217
Short-Term Investments
Repurchase Agreement	—	140,833,064	—	140,833,064
Short-Term Investment Funds	29,862	—	—	29,862
U.S. Treasury	—	20,105,390	—	20,105,390
Total Short-Term Investments	29,862	160,938,454	—	160,968,316
Securities Lending Reinvestments
Short-Term Investment Funds	6,000,000	—	—	6,000,000
Repurchase Agreements	—	9,475,281	—	9,475,281
Total Securities Lending Reinvestments	6,000,000	9,475,281	—	15,475,281
Total Investments	$288,184,092	$648,506,586	$0	$936,690,678
Collateral for Securities Loaned (Liability)	$—	$(15,475,281)	$—	$(15,475,281)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,636,138	$—	$—	$2,636,138
Futures Contracts (Unrealized Depreciation)	(936,821)	—	—	(936,821)
Total Futures Contracts	$1,699,317	$—	$—	$1,699,317
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$283,937	$—	$283,937
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,870,453)	—	(4,870,453)
Total Centrally Cleared Swap Contracts	$—	$(4,586,516)	$—	$(4,586,516)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-296

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$795,857,614
Repurchase Agreements at value which equals cost	140,833,064
Cash	45,179
Cash denominated in foreign currencies (c)	1,143,475
Cash collateral (d)	14,882,011
Receivable for:
Investments sold	449,889
Fund shares sold	57,509
Dividends and interest	4,127,403
Variation margin on futures contracts	1,083,075
Total Assets	958,479,219
Liabilities
Collateral for securities loaned	15,475,281
Payable for:
Foreign currency due to broker	16,551
Investments purchased	3,246,536
Fund shares redeemed	310,112
Foreign taxes	311,773
Variation margin on centrally cleared swap contracts	1,211,900
Accrued Expenses:
Management fees	518,012
Distribution and service fees	191,856
Deferred trustees’ fees	313,715
Other expenses	597,578
Total Liabilities	22,193,314
Net Assets	$936,285,905
Net Assets Consist of:
Paid in surplus	$731,268,798
Distributable earnings (Accumulated losses) (e)	205,017,107
Net Assets	$936,285,905
Net Assets
Class B	$936,285,905
Capital Shares Outstanding*
Class B	79,201,039
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $712,767,523.
(b)	Includes securities loaned at value of $39,757,139.
(c)	Identified cost of cash denominated in foreign currencies was $1,145,346.
(d)	Includes collateral of $14,804,011 for futures contracts and $78,000 for centrally cleared swap contracts.
(e)	Includes foreign capital gains tax of $311,773.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$6,264,392
Interest (b)	11,115,928
Securities lending income, net	157,210
Total investment income	17,537,530
Expenses
Management fees	4,565,937
Administration fees	45,516
Custodian and accounting fees	156,378
Distribution and service fees—Class B	1,555,423
Audit and tax services	64,336
Legal	24,686
Trustees’ fees and expenses	39,805
Shareholder reporting	26,654
Insurance	5,814
Miscellaneous	26,890
Total expenses	6,511,439
Less management fee waiver	(400,578)
Net expenses	6,110,861
Net Investment Income	11,426,669
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	123,382,992
Futures contracts	380,433
Swap contracts	182,106
Foreign currency transactions	327,472
Net realized gain (loss)	124,273,003
Net change in unrealized appreciation (depreciation) on:
Investments (d)	(57,353,999)
Futures contracts	1,161,768
Swap contracts	(4,904,210)
Foreign currency transactions	(34,180)
Net change in unrealized appreciation (depreciation)	(61,130,621)
Net realized and unrealized gain (loss)	63,142,382
Net Increase (Decrease) in Net Assets From Operations	$74,569,051

(a)	Net of foreign withholding taxes of $439,007.
(b)	Net of foreign withholding taxes of $41,418.
(c)	Net of foreign capital gains tax of $126,897.
(d)	Includes change in foreign capital gains tax of $374,015.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-297

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,426,669	$26,093,665
Net realized gain (loss)	124,273,003	66,259,260
Net change in unrealized appreciation (depreciation)	(61,130,621)	87,466,676
Increase (decrease) in net assets from operations	74,569,051	179,819,601
From Distributions to Shareholders
Class B	(54,215,699)	(32,455,521)
Total distributions	(54,215,699)	(32,455,521)
Increase (decrease) in net assets from capital share transactions	(507,996,397)	(66,779,278)
Total increase (decrease) in net assets	(487,643,045)	80,584,802
Net Assets
Beginning of period	1,423,928,950	1,343,344,148
End of period	$936,285,905	$1,423,928,950

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	1,256,383	$15,304,337	7,232,300	$81,305,397
Reinvestments	4,618,032	54,215,699	2,980,305	32,455,521
Redemptions	(47,077,980)	(577,516,433)	(16,072,219)	(180,540,196)
Net increase (decrease)	(41,203,565)	$(507,996,397)	(5,859,614)	$(66,779,278)
Increase (decrease) derived from capital shares transactions		$(507,996,397)		$(66,779,278)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-298

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.83	$10.64	$10.19	$9.40	$13.51	$13.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.21	0.22	0.16	0.11	0.11
Net realized and unrealized gain (loss)	0.60	1.25	0.33	0.80	(2.46)	1.12
Total income (loss) from investment operations	0.71	1.46	0.55	0.96	(2.35)	1.23
Less Distributions
Distributions from net investment income	(0.37)	(0.27)	(0.10)	(0.17)	(0.29)	(0.07)
Distributions from net realized capital gains	(0.35)	0.00	0.00	0.00	(1.47)	(0.72)
Total distributions	(0.72)	(0.27)	(0.10)	(0.17)	(1.76)	(0.79)
Net Asset Value, End of Period	$11.82	$11.83	$10.64	$10.19	$9.40	$13.51
Total Return (%) (b)	6.07 (c)	13.92	5.29	10.28 (d)(e)	(17.54)	9.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (f)	1.03	1.04	1.04	1.03	1.02
Net ratio of expenses to average net assets (%) (g)	0.98 (f)	0.97	0.97	0.97	0.96	0.96
Ratio of net investment income (loss) to average net assets (%)	1.84 (f)	1.89	2.11	1.64	1.05	0.79
Portfolio turnover rate (%)	40 (c)	64	69	48	58	61
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	—	69	48	53	60
Net assets, end of period (in millions)	$936.3	$1,423.9	$1,343.3	$1,464.4	$1,501.5	$2,046.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	During 2023, 0.54% of the Portfolio’s total return for Class B consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been 9.74%.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-299

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
AAR Corp. (a)	5,076	$725,513
AIRO Group Holdings, Inc. (a)	13,360	98,730
Archer Aviation, Inc. - Class A (a)	88,293	417,626
Beta Technologies, Inc. - Class A (a)	13,062	218,789
Mercury Systems, Inc. (a)	4,153	508,036
Park Aerospace Corp.	5,560	212,170
StandardAero, Inc. (a)	8,295	248,103
V2X, Inc. (a)	6,249	465,925
		2,894,892
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a)	31,436	297,385
Automobile Components — 2.5%
Adient PLC (a)	37,329	686,107
Dana, Inc.	20,786	565,587
Dauch Corp. (a)	220,831	1,196,904
Garrett Motion, Inc.	63,556	2,302,634
LCI Industries	5,670	600,340
Motorcar Parts of America, Inc. (a)	31,590	483,959
Patrick Industries, Inc.	3,574	320,874
Phinia, Inc.	9,377	772,383
Versigent PLC (a)	27,545	1,157,165
		8,085,953
Automobiles — 0.1%
Winnebago Industries, Inc.	11,101	346,795
Banks — 18.9%
1st Source Corp.	2,492	203,297
Amerant Bancorp, Inc.	10,920	278,678
Ameris Bancorp	18,631	1,681,634
Associated Banc-Corp.	59,445	1,829,123
Atlantic Union Bankshares Corp.	6,967	294,774
Axos Financial, Inc. (a) (b)	11,061	1,077,231
Banc of California, Inc.	119,578	2,442,979
Bank of NT Butterfield & Son Ltd.	36,677	2,182,281
BankUnited, Inc.	24,613	1,192,500
Banner Corp.	4,964	329,808
BayCom Corp.	1,642	54,022
Beacon Financial Corp.	13,972	425,447
Bridgewater Bancshares, Inc. (a)	14,746	310,256
Burke & Herbert Financial Services Corp.	2,662	191,291
Business First Bancshares, Inc. (b)	28,517	876,327
Byline Bancorp, Inc.	31,926	1,202,333
California BanCorp	10,122	210,942
Capitol Federal Financial, Inc.	32,941	280,328
Central Pacific Financial Corp.	8,492	324,394
ChoiceOne Financial Services, Inc.	2,703	91,902
CNB Financial Corp.	18,354	618,713
Community Trust Bancorp, Inc.	7,138	516,506
ConnectOne Bancorp, Inc.	31,366	1,048,879
Customers Bancorp, Inc. (a)	10,711	847,240
CVB Financial Corp.	65,244	1,471,252
Dime Commercial Bancshares, Inc. (b)	5,561	226,055
Eastern Bankshares, Inc. (b)	78,347	1,742,437
Security Description	Shares	Value
Banks—(Continued)
Enterprise Financial Services Corp.	30,198	$1,989,444
Equity Bancshares, Inc. - Class A	8,008	392,312
Farmers National Banc Corp.	66,862	976,185
Financial Institutions, Inc.	24,465	953,401
First BanCorp	35,940	936,956
First Busey Corp.	34,699	1,023,620
First Financial Bancorp	16,469	557,146
First Financial Corp.	12,391	959,559
First Interstate BancSystem, Inc. - Class A	7,995	308,287
First Merchants Corp.	32,744	1,430,585
First Mid Bancshares, Inc.	14,936	718,272
Five Star Bancorp	7,768	378,224
Glacier Bancorp, Inc.	10,081	519,978
Hancock Whitney Corp.	8,907	665,531
Hanmi Financial Corp.	21,103	683,737
HBT Financial, Inc.	1,923	61,517
Heritage Financial Corp.	13,438	398,034
Hilltop Holdings, Inc.	46,507	1,803,541
Home BancShares, Inc.	12,843	366,668
HomeTrust Bancshares, Inc.	5,554	277,089
Horizon Bancorp, Inc.	43,269	864,515
Independent Bank Corp.	1,576	131,943
Mercantile Bank Corp.	10,168	583,847
Metropolitan Bank Holding Corp.	6,063	598,782
Mid Penn Bancorp, Inc.	3,035	105,739
Midland States Bancorp, Inc.	3,714	115,654
National Bank Holdings Corp. - Class A	6,367	282,886
Nicolet Bankshares, Inc. (b)	2,711	448,372
Northrim BanCorp, Inc.	9,805	271,991
OceanFirst Financial Corp.	53,066	1,036,379
OFG Bancorp	8,106	397,761
Old National Bancorp (b)	87,066	2,255,009
Old Second Bancorp, Inc.	36,415	849,198
Origin Bancorp, Inc.	23,940	1,224,531
Orrstown Financial Services, Inc.	2,773	113,222
Pathward Financial, Inc.	8,444	735,135
Peapack-Gladstone Financial Corp.	18,865	892,880
Peoples Bancorp, Inc. (b)	11,265	432,689
Provident Financial Services, Inc.	12,464	294,649
QCR Holdings, Inc.	14,217	1,384,025
Renasant Corp.	3,817	162,375
Seacoast Banking Corp. of Florida (b)	10,750	357,438
Sierra Bancorp	3,308	134,834
Simmons First National Corp. - Class A	55,607	1,259,499
SmartFinancial, Inc.	5,297	248,535
South Plains Financial, Inc.	27,853	1,200,047
Southern Missouri Bancorp, Inc.	2,602	198,298
Southside Bancshares, Inc.	10,449	367,700
Southstate Bank Corp.	5,592	558,641
Texas Capital Bancshares, Inc.	1,384	142,912
Towne Bank	12,840	465,322
TriCo Bancshares	7,459	401,667
Trustmark Corp.	3,621	166,602
UMB Financial Corp.	11,131	1,589,062
United Community Banks, Inc.	20,518	719,977
Unity Bancorp, Inc.	739	43,372
See accompanying notes to financial statements.
BHFTI-300

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Univest Financial Corp.	5,185	$226,844
Valley National Bancorp	74,677	1,094,018
WesBanco, Inc.	15,863	619,133
Wintrust Financial Corp.	3,832	615,879
WSFS Financial Corp.	9,619	738,066
		61,680,143
Biotechnology — 4.6%
Agios Pharmaceuticals, Inc. (a)	14,464	536,759
Allogene Therapeutics, Inc. (a)	72,609	151,027
Annexon, Inc. (a)	37,112	211,910
Atrium Therapeutics, Inc. (a)	440	5,918
Aurinia Pharmaceuticals, Inc. (a)	12,627	214,280
Beam Therapeutics, Inc. (a) (b)	20,979	719,999
Bicara Therapeutics, Inc. (a)	11,797	350,253
Biohaven Ltd. (a)	668	9,940
Celldex Therapeutics, Inc. (a)	9,962	370,686
Compass Therapeutics, Inc. (a) (b)	80,059	175,329
CRISPR Therapeutics AG (a) (b)	11,470	625,574
Cullinan Therapeutics, Inc. (a)	18,921	344,551
Cytokinetics, Inc. (a)	17,531	1,493,466
Denali Therapeutics, Inc. (a)	6,738	173,301
Editas Medicine, Inc. (a)	68,596	222,251
Enanta Pharmaceuticals, Inc. (a)	13,067	190,517
Erasca, Inc. (a) (b)	19,788	362,516
GRAIL, Inc. (a) (b)	5,177	353,434
Ideaya Biosciences, Inc. (a)	14,595	543,956
ImmunityBio, Inc. (a) (b)	4,234	37,069
Inhibikase Therapeutics, Inc. (a) (b)	42,101	85,465
Intellia Therapeutics, Inc. (a)	18,135	306,844
Iovance Biotherapeutics, Inc. (a)	123,061	511,934
Larimar Therapeutics, Inc. (a)	45,021	137,314
Neurogene, Inc. (a)	2,403	75,574
Olema Pharmaceuticals, Inc. (a)	15,627	195,494
ORIC Pharmaceuticals, Inc. (a)	26,885	291,165
Oruka Therapeutics, Inc. (a) (b)	6,602	628,312
PTC Therapeutics, Inc. (a)	4,050	330,359
REGENXBIO, Inc. (a)	41,325	495,074
Relay Therapeutics, Inc. (a)	46,036	861,334
Rocket Pharmaceuticals, Inc. (a)	22,021	75,312
Scholar Rock Holding Corp. (a) (b)	4,364	240,020
Spyre Therapeutics, Inc. (a)	7,039	624,922
Syndax Pharmaceuticals, Inc. (a)	15,368	335,944
Tectonic Therapeutic, Inc. (a) (b)	2,166	74,456
Travere Therapeutics, Inc. (a)	8,529	484,532
Upstream Bio, Inc. (a)	12,221	84,569
Vanda Pharmaceuticals, Inc. (a)	36,169	221,354
Vaxcyte, Inc. (a)	20,850	1,212,010
Veracyte, Inc. (a)	6,937	407,410
Vir Biotechnology, Inc. (a)	23,726	241,768
		15,013,902
Broadline Retail — 0.1%
Kohl's Corp.	11,653	206,491
Security Description	Shares	Value
Building Products — 1.2%
Apogee Enterprises, Inc.	11,229	$513,614
Griffon Corp.	14,358	1,400,336
Masterbrand, Inc. (a)	27,809	286,155
Resideo Technologies, Inc. (a)	33,501	1,041,881
UFP Industries, Inc.	5,945	539,449
		3,781,435
Capital Markets — 0.7%
BGC Group, Inc. - Class A	29,041	310,448
Marex Group PLC	10,155	618,947
StoneX Group, Inc. (a)	1,330	157,605
Virtus Investment Partners, Inc.	7,981	1,145,274
		2,232,274
Chemicals — 2.1%
Avient Corp.	16,457	608,251
Ecovyst, Inc. (a)	54,703	681,052
FMC Corp.	126,922	1,459,603
HB Fuller Co. (b)	16,414	956,772
Innospec, Inc.	7,906	643,469
Koppers Holdings, Inc.	6,800	305,320
Mativ Holdings, Inc.	48,240	365,177
Minerals Technologies, Inc.	14,718	1,088,691
Perimeter Solutions, Inc. (a)	11,516	410,545
Quaker Chemical Corp. (b)	1,432	227,502
		6,746,382
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	22,438	992,657
ACCO Brands Corp.	14,984	62,333
ACV Auctions, Inc. - Class A (a)	80,640	579,802
Healthcare Services Group, Inc. (a)	32,355	794,639
		2,429,431
Communications Equipment — 0.9%
NETGEAR, Inc. (a)	25,905	604,882
Viasat, Inc. (a)	21,715	1,950,224
Vistance Networks, Inc. (a)	22,501	287,563
		2,842,669
Construction & Engineering — 1.6%
API Group Corp. (a)	10,691	452,764
Arcosa, Inc.	8,019	1,165,081
Fluor Corp. (a)	14,025	734,770
MYR Group, Inc. (a)	2,811	1,406,624
Primoris Services Corp.	4,442	440,291
Tutor Perini Corp.	13,727	1,138,929
		5,338,459
Consumer Finance — 1.5%
Atlanticus Holdings Corp. (a)	1,666	170,348
Encore Capital Group, Inc. (a)	22,271	2,077,662
Enova International, Inc. (a)	5,493	1,322,330
Happen, Inc. (a)	29,944	621,039
See accompanying notes to financial statements.
BHFTI-301

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Consumer Finance—(Continued)
PROG Holdings, Inc.	15,412	$718,353
		4,909,732
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc.	17,946	1,227,507
Ingles Markets, Inc. - Class A	5,174	458,313
United Natural Foods, Inc. (a)	22,151	1,011,636
Village Super Market, Inc. - Class A	4,528	190,991
		2,888,447
Containers & Packaging — 0.3%
Myers Industries, Inc.	12,716	449,002
O-I Glass, Inc. (a)	63,162	608,250
		1,057,252
Distributors — 0.2%
GigaCloud Technology, Inc. - Class A (a)	11,941	377,336
Gold.com, Inc.	6,682	278,038
		655,374
Diversified Consumer Services — 0.8%
American Public Education, Inc. (a)	2,376	127,591
McGraw Hill, Inc. (a) (b)	96,201	911,024
Perdoceo Education Corp.	36,283	1,161,056
Stride, Inc. (a)	6,379	550,125
		2,749,796
Diversified REITs — 1.4%
American Assets Trust, Inc.	17,940	442,939
Broadstone Net Lease, Inc.	81,847	1,691,777
Essential Properties Realty Trust, Inc. (b)	80,343	2,398,239
		4,532,955
Diversified Telecommunication Services — 0.5%
Liberty Capital Corp. - Class C (a)	7,833	168,879
Lumen Technologies, Inc. (a)	212,010	1,628,237
		1,797,116
Electric Utilities — 1.3%
IDACORP, Inc. (b)	8,352	1,263,657
Otter Tail Corp.	15,655	1,408,637
Portland General Electric Co.	30,400	1,575,632
		4,247,926
Electrical Equipment — 1.0%
Allient, Inc.	2,469	254,134
Atkore, Inc.	12,242	930,882
EnerSys	8,540	1,996,823
		3,181,839
Electronic Equipment, Instruments & Components — 1.8%
Bel Fuse, Inc. - Class B	1,838	612,128
Benchmark Electronics, Inc.	11,230	1,108,064
CTS Corp.	1,748	113,952
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Daktronics, Inc. (a)	18,912	$369,919
Insight Enterprises, Inc. (a)	6,814	829,945
Kimball Electronics, Inc. (a)	12,075	309,120
Knowles Corp. (a)	6,984	289,696
Plexus Corp. (a)	2,029	610,059
Vishay Intertechnology, Inc. (b)	24,510	1,318,148
Vishay Precision Group, Inc. (a)	1,088	163,102
		5,724,133
Energy Equipment & Services — 1.7%
Atlas Energy Solutions, Inc.	35,325	586,748
Expro Group Holdings NV (a)	11,645	171,997
Helix Energy Solutions Group, Inc. (a)	10,387	90,783
Helmerich & Payne, Inc.	15,900	520,566
Liberty Energy, Inc.	2,568	67,256
Nabors Industries Ltd. (a)	7,665	643,937
Noble Corp. PLC	4,060	151,438
Oceaneering International, Inc. (a)	10,866	440,290
Patterson-UTI Energy, Inc.	91,563	840,548
Seadrill Ltd. (a)	13,056	493,778
Transocean Ltd. (a)	341,816	1,671,480
		5,678,821
Entertainment — 0.9%
Cinemark Holdings, Inc.	3,623	114,958
Lionsgate Studios Corp. (a)	39,238	600,734
Marcus Corp.	26,753	627,625
Sphere Entertainment Co. (a)	9,800	1,695,694
		3,039,011
Financial Services — 3.4%
Alerus Financial Corp.	4,367	135,814
Bladex, Inc.	5,335	327,942
Enact Holdings, Inc.	10,829	494,993
Essent Group Ltd.	20,763	1,334,646
HA Sustainable Infrastructure Capital, Inc. (b)	29,672	1,158,692
Jackson Financial, Inc. - Class A	14,643	1,499,297
NMI Holdings, Inc. (a)	52,298	2,148,925
PennyMac Financial Services, Inc.	5,210	453,791
Radian Group, Inc.	36,800	1,386,256
Walker & Dunlop, Inc.	37,746	2,064,706
		11,005,062
Food Products — 0.3%
Dole PLC	63,278	868,174
Vital Farms, Inc. (a)	20,379	237,008
		1,105,182
Gas Utilities — 2.1%
New Jersey Resources Corp. (b)	67,948	3,807,806
Southwest Gas Holdings, Inc.	29,378	2,605,241
Spire, Inc.	5,896	460,419
		6,873,466
See accompanying notes to financial statements.
BHFTI-302

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Ground Transportation — 0.3%
ArcBest Corp.	5,562	$798,369
RXO, Inc. (a)	10,610	292,730
		1,091,099
Health Care Equipment & Supplies — 2.1%
Alphatec Holdings, Inc. (a)	41,515	359,105
AngioDynamics, Inc. (a)	32,983	429,109
Anteris Technologies Global Corp. (a)	47,017	463,117
Beta Bionics, Inc. (a) (b)	54,474	853,608
Inogen, Inc. (a)	20,846	134,457
LivaNova PLC (a)	14,776	1,215,030
Merit Medical Systems, Inc. (a)	8,028	556,661
Omnicell, Inc. (a) (b)	30,222	1,254,817
OraSure Technologies, Inc. (a)	77,012	343,474
Orthofix Medical, Inc. (a)	23,621	215,896
Shoulder Innovations, Inc. (a) (b)	18,875	382,785
Tactile Systems Technology, Inc. (a)	8,572	255,274
Varex Imaging Corp. (a)	24,925	259,968
		6,723,301
Health Care Providers & Services — 0.3%
Addus HomeCare Corp. (a)	2,837	285,034
Fulgent Genetics, Inc. (a)	3,961	81,280
Pediatrix Medical Group, Inc. (a)	9,195	232,909
RadNet, Inc. (a) (b)	4,224	260,494
Strata Critical Medical, Inc. (a) (b)	22,656	119,397
		979,114
Health Care REITs — 1.3%
American Healthcare REIT, Inc.	6,261	326,511
CareTrust REIT, Inc.	39,058	1,575,990
Community Healthcare Trust, Inc.	5,148	94,105
Diversified Healthcare Trust	133,516	1,241,699
Sabra Health Care REIT, Inc. (b)	53,213	1,038,186
		4,276,491
Health Care Technology — 0.3%
HeartFlow, Inc. (a)	13,590	398,730
Teladoc Health, Inc. (a)	54,537	462,474
		861,204
Hotel & Resort REITs — 1.1%
Chatham Lodging Trust	38,054	503,454
DiamondRock Hospitality Co.	15,403	187,609
RLJ Lodging Trust (b)	27,131	321,502
Ryman Hospitality Properties, Inc. (b)	4,079	524,356
Service Properties Trust	113,344	191,551
Summit Hotel Properties, Inc.	72,972	511,534
Sunstone Hotel Investors, Inc.	16,011	183,326
Xenia Hotels & Resorts, Inc.	56,120	1,142,603
		3,565,935
Hotels, Restaurants & Leisure — 1.1%
Biglari Holdings, Inc. - Class B (a)	669	285,014
BJ's Restaurants, Inc. (a)	1,877	113,999
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Black Rock Coffee Bar, Inc. - Class A (a)	18,999	$157,502
Dine Brands Global, Inc. (b)	7,505	269,429
Jack in the Box, Inc. (a) (b)	26,184	413,969
Marriott Vacations Worldwide Corp.	8,403	856,098
Penn Entertainment, Inc. (a)	57,374	1,225,509
Sweetgreen, Inc. - Class A (a)	28,812	253,834
		3,575,354
Household Durables — 1.7%
Century Communities, Inc. (b)	7,677	550,134
Champion Homes, Inc. (a)	11,283	994,258
Green Brick Partners, Inc. (a) (b)	4,318	345,613
Hovnanian Enterprises, Inc. - Class A (a)	5,631	801,910
KB Home	11,085	693,810
M/I Homes, Inc. (a)	9,061	1,456,918
Meritage Homes Corp.	9,895	829,696
		5,672,339
Household Products — 0.4%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	26,239	1,017,286
Spectrum Brands Holdings, Inc.	3,870	331,853
		1,349,139
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. - Class C	16,658	569,370
Industrial REITs — 0.5%
LXP Industrial Trust	12,951	697,800
Terreno Realty Corp.	12,063	781,320
		1,479,120
Insurance — 2.0%
CNO Financial Group, Inc.	32,569	1,660,368
Hamilton Insurance Group Ltd. - Class B	22,914	777,701
Heritage Insurance Holdings, Inc. (a)	5,364	139,893
Mercury General Corp.	7,772	828,651
Pelagos Insurance Capital Ltd.	26,311	640,673
Safety Insurance Group, Inc.	4,591	343,682
SiriusPoint Ltd. (a)	16,637	399,288
Skyward Specialty Insurance Group, Inc. (a) (b)	24,863	1,450,756
Stewart Information Services Corp.	3,042	200,833
Universal Insurance Holdings, Inc.	3,567	147,531
		6,589,376
Interactive Media & Services — 0.7%
TripAdvisor, Inc. (a)	92,006	1,261,402
Webtoon Entertainment, Inc. (a) (b)	24,749	282,634
Ziff Davis, Inc. (a)	11,776	616,709
		2,160,745
IT Services — 0.5%
BigBear.ai Holdings, Inc. (a) (b)	92,203	338,385
Everforth, Inc. (a)	26,289	469,784
Fastly, Inc. - Class A (a)	21,579	396,190
See accompanying notes to financial statements.
BHFTI-303

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Unisys Corp. (a)	110,075	$402,875
		1,607,234
Leisure Products — 0.4%
Callaway Golf Co. (a)	66,239	1,244,631
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc. - Class A (a)	49,087	1,881,996
Alamar Biosciences, Inc. (a)	6,439	174,432
Cytek Biosciences, Inc. (a)	14,455	64,036
Fortrea Holdings, Inc. (a)	31,891	554,903
Maravai LifeSciences Holdings, Inc. - Class A (a)	86,542	540,022
Nautilus Biotechnology, Inc. (a)	90,869	169,925
		3,385,314
Machinery — 0.8%
Atmus Filtration Technologies, Inc.	12,646	644,819
Blue Bird Corp. (a) (b)	7,005	553,115
Hillman Solutions Corp. (a)	52,203	440,593
Terex Corp.	10,051	727,592
Worthington Enterprises, Inc.	6,756	363,203
		2,729,322
Marine Transportation — 0.7%
Costamare Bulkers Holdings Ltd. (a)	3,184	55,911
Costamare, Inc.	59,343	831,989
Matson, Inc.	4,778	918,475
Safe Bulkers, Inc.	82,628	521,383
		2,327,758
Media — 0.4%
John Wiley & Sons, Inc. - Class A (b)	13,450	652,460
PubMatic, Inc. - Class A (a)	25,462	334,061
Stagwell, Inc. (a)	58,129	431,898
		1,418,419
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc. (a)	1,522	251,039
Commercial Metals Co.	26,692	1,674,923
Constellium SE (a)	17,249	549,726
Materion Corp.	1,791	532,625
SSR Mining, Inc. (a)	37,202	1,052,072
Warrior Met Coal, Inc.	8,357	678,254
		4,738,639
Mortgage Real Estate Investment Trusts — 1.5%
Adamas Trust, Inc.	28,348	265,904
Apollo Commercial Real Estate Finance, Inc.	23,842	254,633
BrightSpire Capital, Inc.	82,652	450,453
Dynex Capital, Inc.	24,003	314,679
Ellington Financial, Inc.	78,432	1,067,459
Ladder Capital Corp.	197,502	1,965,145
PennyMac Mortgage Investment Trust (b)	29,031	327,470
TPG RE Finance Trust, Inc.	35,080	293,620
		4,939,363
Security Description	Shares	Value
Multi-Utilities — 0.9%
Avista Corp.	2,954	$120,848
Black Hills Corp.	17,200	1,279,680
Northwestern Energy Group, Inc.	5,417	387,965
Unitil Corp.	21,195	1,116,765
		2,905,258
Office REITs — 1.4%
COPT Defense Properties	56,093	2,041,224
Empire State Realty Trust, Inc. - Class A	39,781	215,215
Hudson Pacific Properties, Inc. (a)	78,778	1,196,638
Piedmont Realty Trust, Inc. - Class A (a)	68,825	629,749
Postal Realty Trust, Inc. - Class A (b)	4,211	103,759
SL Green Realty Corp. (b)	6,145	318,127
		4,504,712
Oil, Gas & Consumable Fuels — 4.6%
California Resources Corp.	11,871	627,620
Calumet, Inc. (a)	8,975	323,279
CNX Resources Corp. (a)	36,951	1,253,747
Core Natural Resources, Inc.	6,107	488,682
Crescent Energy Co. - Class A	31,044	304,852
Energy Fuels, Inc. (a) (b)	8,227	119,292
Green Plains, Inc. (a)	20,384	313,506
Gulfport Energy Corp. (a)	2,007	340,588
International Seaways, Inc.	3,750	287,212
Kinetik Holdings, Inc.	3,642	176,054
Murphy Oil Corp.	43,776	1,425,347
NextDecade Corp. (a) (b)	81,349	613,371
Northern Oil & Gas, Inc.	8,867	160,936
Par Pacific Holdings, Inc. (a)	3,354	188,092
PBF Energy, Inc. - Class A	28,763	1,309,292
Peabody Energy Corp.	17,098	395,306
REX American Resources Corp. (a)	9,893	446,669
Scorpio Tankers, Inc.	20,611	1,427,518
SM Energy Co.	65,856	1,718,842
Talos Energy, Inc. (a)	12,178	157,218
Teekay Corp. Ltd.	51,945	519,450
Teekay Tankers Ltd. - Class A	27,547	1,786,974
World Kinect Corp.	15,856	522,297
		14,906,144
Passenger Airlines — 0.2%
JetBlue Airways Corp. (a) (b)	87,733	502,710
SkyWest, Inc. (a)	2,177	216,242
		718,952
Personal Care Products — 0.8%
BellRing Brands, Inc. (a)	59,233	766,475
Coty, Inc. - Class A (a)	178,403	385,351
Edgewell Personal Care Co. (b)	30,597	821,835
Herbalife Ltd. (a)	22,585	296,993
Nature's Sunshine Products, Inc. (a)	13,184	287,411
Oddity Tech Ltd. - Class A (a)	9,433	142,721
		2,700,786
See accompanying notes to financial statements.
BHFTI-304

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc. (a)	64,957	$343,623
Alumis, Inc. (a)	17,979	505,929
Amylyx Pharmaceuticals, Inc. (a)	12,686	227,841
Atea Pharmaceuticals, Inc. (a)	30,925	143,801
BioAge Labs, Inc. (a)	10,908	267,355
Definium Therapeutics, Inc. (a)	18,704	879,836
Ligand Pharmaceuticals, Inc. (a)	2,403	759,564
Maze Therapeutics, Inc. (a)	5,180	154,571
MBX Biosciences, Inc. (a)	10,027	553,490
Nuvation Bio, Inc. (a) (b)	65,336	371,109
Phathom Pharmaceuticals, Inc. (a)	11,044	119,827
Septerna, Inc. (a)	7,354	246,286
Supernus Pharmaceuticals, Inc. (a)	8,732	406,125
WaVe Life Sciences Ltd. (a)	19,902	115,631
		5,094,988
Professional Services — 0.3%
IBEX Holdings Ltd. (a)	5,315	161,417
Kelly Services, Inc. - Class A	28,158	345,780
Korn Ferry	7,428	494,556
		1,001,753
Real Estate Management & Development — 0.8%
Compass, Inc. - Class A (a) (b)	133,734	1,648,940
Cushman & Wakefield Ltd. (a) (b)	23,864	319,539
Newmark Group, Inc. - Class A	41,892	632,988
		2,601,467
Residential REITs — 0.3%
Centerspace	2,829	158,962
Independence Realty Trust, Inc.	40,035	668,184
UMH Properties, Inc.	7,206	109,099
		936,245
Retail REITs — 2.3%
Agree Realty Corp.	1,152	87,252
Curbline Properties Corp.	27,249	828,370
Getty Realty Corp.	26,897	897,284
InvenTrust Properties Corp. (b)	37,763	1,336,810
Kite Realty Group Trust	44,101	1,251,586
Macerich Co. (b)	45,641	1,149,697
NETSTREIT Corp. (b)	33,156	700,586
Phillips Edison & Co., Inc.	29,869	1,243,148
		7,494,733
Semiconductors & Semiconductor Equipment — 1.5%
ACM Research, Inc. - Class A (a)	5,142	652,468
Alpha & Omega Semiconductor Ltd. (a)	6,811	322,365
Ambarella, Inc. (a)	2,729	234,148
Cohu, Inc. (a)	11,170	825,575
Diodes, Inc. (a)	4,599	503,315
Kulicke & Soffa Industries, Inc.	834	111,556
Penguin Solutions, Inc. (a) (b)	6,951	528,345
Synaptics, Inc. (a)	7,195	893,835
T1 Energy, Inc. (a) (b)	41,592	394,292
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Wolfspeed, Inc. (a) (b)	6,499	$313,577
		4,779,476
Software — 4.0%
Adeia, Inc.	13,604	447,980
Alarm.com Holdings, Inc. (a)	16,116	752,939
Arteris, Inc. (a)	4,737	230,171
Bit Digital, Inc. (a)	383,912	691,042
Box, Inc. - Class A (a)	30,927	820,803
Cleanspark, Inc. (a) (b)	84,318	1,226,827
Consensus Cloud Solutions, Inc. (a)	9,522	363,264
Core Scientific, Inc. (a)	20,770	531,504
Digital Turbine, Inc. (a)	66,955	863,719
Hut 8 Corp. (a)	11,250	1,298,756
LiveRamp Holdings, Inc. (a)	16,008	602,541
MARA Holdings, Inc. (a) (b)	113,380	1,574,848
Mitek Systems, Inc. (a)	11,497	231,435
N-able, Inc. (a)	120,485	442,180
NCR Voyix Corp. (a)	20,369	166,415
OneSpan, Inc.	20,022	287,316
Porch Group, Inc. (a) (b)	53,446	803,828
Riot Platforms, Inc. (a) (b)	63,804	1,746,953
		13,082,521
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	24,680	605,894
Outfront Media, Inc.	23,005	753,644
Rayonier, Inc. (b)	24,136	513,614
		1,873,152
Specialty Retail — 2.2%
Advance Auto Parts, Inc. (b)	4,943	307,553
American Eagle Outfitters, Inc.	46,199	794,623
Arko Corp.	55,948	449,262
Asbury Automotive Group, Inc. (a)	1,728	347,466
Group 1 Automotive, Inc.	1,075	313,008
MarineMax, Inc. (a)	19,336	708,084
National Vision Holdings, Inc. (a)	13,264	252,149
Petco Health & Wellness Co., Inc. (a)	123,218	335,153
RealReal, Inc. (a)	56,524	666,418
Signet Jewelers Ltd.	19,221	1,656,850
Sonic Automotive, Inc. - Class A	9,093	770,996
Victoria's Secret & Co. (a)	4,122	344,105
Zumiez, Inc. (a)	12,110	215,558
		7,161,225
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. (a)	34,913	648,334
G-III Apparel Group Ltd.	46,304	1,560,908
Movado Group, Inc.	9,177	360,748
Wolverine World Wide, Inc.	24,645	407,382
		2,977,372
Tobacco — 0.0%
Turning Point Brands, Inc.	1,334	113,137
See accompanying notes to financial statements.
BHFTI-305

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors — 1.4%
BlueLinx Holdings, Inc. (a)	3,363	$208,102
Boise Cascade Co.	10,337	802,461
DNOW, Inc. (a)	19,982	259,167
GATX Corp.	2,956	523,774
Hudson Technologies, Inc. (a)	12,088	69,385
Rush Enterprises, Inc. - Class A	14,924	1,089,228
WESCO International, Inc.	4,489	1,550,635
		4,502,752
Water Utilities — 0.5%
American States Water Co.	6,568	542,714
Consolidated Water Co. Ltd.	42,136	1,243,012
		1,785,726
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc.	9,030	92,467
Telephone & Data Systems, Inc.	21,106	781,133
		873,600
Total Common Stocks (Cost $256,870,335)		312,639,589

Short-Term Investments—3.1%
Repurchase Agreement—3.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $10,047,743; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $10,247,988	10,047,045	10,047,045
Total Short-Term Investments (Cost $10,047,045)		10,047,045

Securities Lending Reinvestments (c)—2.3%
Short-Term Investment Funds—2.0%
Allspring Government Money Market Fund, Select Class 3.570% (d)	1,400,000	1,400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	1,100,000	1,100,000
		6,500,000

Repurchase Agreements—0.3%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,917	200,000	200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,362	200,000	$200,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $102,000	100,000	100,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $179,602; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $183,176	179,584	179,584
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $50,005; collateralized by various Common Stock with an aggregate market value of $55,730	50,000	50,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,526	100,000	100,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $51,000	50,000	50,000
		979,584
Total Securities Lending Reinvestments (Cost $7,479,584)		7,479,584
Total Investments—101.2% (Cost $274,396,964)		330,166,218
Other assets and liabilities (net)—(1.2)%		(4,020,422)
Net Assets—100.0%		$326,145,796

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $39,020,028 and the collateral received consisted of cash in the amount of
$7,479,584 and non-cash collateral with a value of $33,316,649. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and

See accompanying notes to financial statements.
BHFTI-306

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$149,784,126	$0	$212,886,420
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(7,479,584)	$—	$—	$—	$(7,479,584)
Gross amount of recognized liabilities for securities lending transactions					$(7,479,584)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/18/26	95	USD	14,466,600	$76,401
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$76,401

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$799,796

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$305,667
See accompanying notes to financial statements.
BHFTI-307

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$8,293,465

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$312,639,589	$—	$—	$312,639,589
Total Short-Term Investments*	—	10,047,045	—	10,047,045
Securities Lending Reinvestments
Short-Term Investment Funds	6,500,000	—	—	6,500,000
Repurchase Agreements	—	979,584	—	979,584
Total Securities Lending Reinvestments	6,500,000	979,584	—	7,479,584
Total Investments	$319,139,589	$11,026,629	$—	$330,166,218
Collateral for Securities Loaned (Liability)	$—	$(7,479,584)	$—	$(7,479,584)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$76,401	$—	$—	$76,401

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-308

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$330,166,218
Cash collateral for futures contracts	1,048,135
Receivable for:
Investments sold	7,018,521
Fund shares sold	918
Dividends and interest	410,512
Total Assets	338,644,304
Liabilities
Due to custodian	584,542
Collateral for securities loaned	7,479,584
Payable for:
Investments purchased	3,194,555
Fund shares redeemed	513,854
Variation margin on futures contracts	116,915
Accrued Expenses:
Management fees	182,094
Distribution and service fees	4,299
Deferred trustees’ fees	269,684
Other expenses	152,981
Total Liabilities	12,498,508
Net Assets	$326,145,796
Net Assets Consist of:
Paid in surplus	$219,441,419
Distributable earnings (Accumulated losses)	106,704,377
Net Assets	$326,145,796
Net Assets
Class A	$304,844,876
Class B	21,300,920
Capital Shares Outstanding*
Class A	23,112,002
Class B	1,652,333
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.19
Class B	12.89

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $274,396,964.
(b)	Includes securities loaned at value of $39,020,028.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,718,655
Interest	93,054
Securities lending income, net	40,501
Total investment income	2,852,210
Expenses
Management fees	1,263,615
Administration fees	17,362
Custodian and accounting fees	36,663
Distribution and service fees—Class B	25,724
Audit and tax services	33,770
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	11,103
Insurance	1,298
Miscellaneous	5,788
Total expenses	1,458,312
Less management fee waiver	(161,447)
Less broker commission recapture	(17,761)
Net expenses	1,279,104
Net Investment Income	1,573,106
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	50,698,575
Futures contracts	799,796
Foreign currency transactions	265
Net realized gain (loss)	51,498,636
Net change in unrealized appreciation (depreciation) on:
Investments	13,971,274
Futures contracts	305,667
Net change in unrealized appreciation (depreciation)	14,276,941
Net realized and unrealized gain (loss)	65,775,577
Net Increase (Decrease) in Net Assets From Operations	$67,348,683

(a)	Net of foreign withholding taxes of $2,222.
See accompanying notes to financial statements.
BHFTI-309

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,573,106	$3,282,656
Net realized gain (loss)	51,498,636	29,654,564
Net change in unrealized appreciation (depreciation)	14,276,941	6,547,887
Increase (decrease) in net assets from operations	67,348,683	39,485,107
From Distributions to Shareholders
Class A	(31,188,938)	(35,513,490)
Class B	(2,144,361)	(2,451,254)
Total distributions	(33,333,299)	(37,964,744)
Increase (decrease) in net assets from capital share transactions	(27,015,303)	(4,418,902)
Total increase (decrease) in net assets	7,000,081	(2,898,539)
Net Assets
Beginning of period	319,145,715	322,044,254
End of period	$326,145,796	$319,145,715

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	47,142	$615,906	1,354,430	$15,388,630
Reinvestments	2,457,757	31,188,938	3,498,866	35,513,490
Redemptions	(4,331,456)	(57,552,085)	(4,732,172)	(54,396,249)
Net increase (decrease)	(1,826,557)	$(25,747,241)	121,124	$(3,494,129)
Class B
Sales	13,664	$177,996	146,772	$1,615,845
Reinvestments	172,793	2,144,361	246,605	2,451,254
Redemptions	(278,809)	(3,590,419)	(449,153)	(4,991,872)
Net increase (decrease)	(92,352)	$(1,268,062)	(55,776)	$(924,773)
Increase (decrease) derived from capital shares transactions		$(27,015,303)		$(4,418,902)
See accompanying notes to financial statements.
BHFTI-310

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.98	$12.11	$11.29	$11.05	$20.02	$15.60
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.12	0.13	0.14	0.18	0.14
Net realized and unrealized gain (loss)	2.62	1.14	0.90	1.20	(2.95)	5.00
Total income (loss) from investment operations	2.68	1.26	1.03	1.34	(2.77)	5.14
Less Distributions
Distributions from net investment income	(0.16)	(0.14)	(0.21)	(0.15)	(0.21)	(0.23)
Distributions from net realized capital gains	(1.31)	(1.25)	0.00	(0.95)	(5.99)	(0.49)
Total distributions	(1.47)	(1.39)	(0.21)	(1.10)	(6.20)	(0.72)
Net Asset Value, End of Period	$13.19	$11.98	$12.11	$11.29	$11.05	$20.02
Total Return (%) (b)	22.83 (c)	12.48	9.20	13.21	(13.21)	33.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.87	0.87	0.85	0.85
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.79	0.77	0.77	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	0.99 (d)	1.05	1.07	1.28	1.28	0.76
Portfolio turnover rate (%)	47 (c)	82	66	66	64	63
Net assets, end of period (in millions)	$304.8	$298.7	$300.7	$367.9	$356.6	$491.6

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.72	$11.88	$11.07	$10.85	$19.78	$15.42
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.09	0.09	0.11	0.14	0.10
Net realized and unrealized gain (loss)	2.55	1.11	0.90	1.18	(2.92)	4.94
Total income (loss) from investment operations	2.60	1.20	0.99	1.29	(2.78)	5.04
Less Distributions
Distributions from net investment income	(0.12)	(0.11)	(0.18)	(0.12)	(0.16)	(0.19)
Distributions from net realized capital gains	(1.31)	(1.25)	0.00	(0.95)	(5.99)	(0.49)
Total distributions	(1.43)	(1.36)	(0.18)	(1.07)	(6.15)	(0.68)
Net Asset Value, End of Period	$12.89	$11.72	$11.88	$11.07	$10.85	$19.78
Total Return (%) (b)	22.78 (c)	12.14	9.01	12.94	(13.50)	32.74
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.14 (d)	1.14	1.12	1.12	1.10	1.10
Net ratio of expenses to average net assets (%) (e)	1.04 (d)	1.04	1.02	1.02	1.00	1.00
Ratio of net investment income (loss) to average net assets (%)	0.74 (d)	0.80	0.82	1.03	1.04	0.52
Portfolio turnover rate (%)	47 (c)	82	66	66	64	63
Net assets, end of period (in millions)	$21.3	$20.4	$21.4	$24.3	$23.3	$31.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-311

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—67.6% of Net Assets

Security Description	Shares	Value

Banks — 1.7%
JPMorgan Chase & Co.	18,561	$6,075,572
Broadline Retail — 3.2%
Amazon.com, Inc. (a)	48,638	11,592,381
Building Products — 2.3%
Trane Technologies PLC	17,168	8,432,235
Capital Markets — 6.8%
Blackrock, Inc.	6,311	6,068,405
Goldman Sachs Group, Inc.	6,256	6,327,131
London Stock Exchange Group PLC	17,786	1,925,968
S&P Global, Inc.	26,053	10,610,345
		24,931,849
Chemicals — 1.0%
Linde PLC	6,985	3,624,796
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	5,365	5,018,797
Electrical Equipment — 1.6%
Schneider Electric SE	18,299	6,003,602
Electronic Equipment, Instruments & Components — 0.7%
Halma PLC	45,360	2,369,767
Entertainment — 0.6%
Netflix, Inc. (a)	31,073	2,218,612
Financial Services — 3.1%
Mastercard, Inc. - Class A	22,313	11,459,957
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	6,747	2,804,256
Hotels, Restaurants & Leisure — 7.9%
Airbnb, Inc. - Class A (a)	27,676	3,960,436
Booking Holdings, Inc.	104,753	18,671,175
Hilton Worldwide Holdings, Inc.	18,786	6,208,021
		28,839,632
Insurance — 1.4%
Progressive Corp.	22,781	4,976,509
Interactive Media & Services — 3.2%
Alphabet, Inc. - Class A	32,619	11,657,052
IT Services — 1.3%
Nomura Research Institute Ltd.	163,000	4,618,206
Life Sciences Tools & Services — 1.7%
Danaher Corp.	16,033	3,053,966
Mettler-Toledo International, Inc. (a)	2,462	3,145,229
		6,199,195
Machinery — 5.4%
Atlas Copco AB - A Shares	276,472	5,612,052
Security Description	Shares/ Principal Amount*	Value
Machinery—(Continued)
Cummins, Inc.	10,830	$7,724,064
Parker-Hannifin Corp.	6,563	6,419,402
		19,755,518
Semiconductors & Semiconductor Equipment — 17.9%
ASML Holding NV	6,306	12,506,322
Broadcom, Inc.	27,456	10,371,504
KLA Corp.	27,836	8,398,400
NVIDIA Corp.	102,988	20,606,869
Taiwan Semiconductor Manufacturing Co. Ltd.	172,000	13,207,647
		65,090,742
Software — 2.7%
AppLovin Corp. - Class A (a)	4,140	2,133,052
Constellation Software, Inc.	1,152	2,168,757
Roper Technologies, Inc.	8,854	2,996,105
Salesforce, Inc.	5,357	839,228
Tyler Technologies, Inc. (a)	5,733	1,676,673
		9,813,815
Specialty Retail — 2.6%
Home Depot, Inc.	10,555	3,722,538
O'Reilly Automotive, Inc. (a)	64,235	5,915,401
		9,637,939
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,917	1,061,575
Total Common Stocks (Cost $165,973,948)		246,182,007

Corporate Bonds & Notes—16.6%
Aerospace/Defense — 0.7%
Boeing Co.
3.625%, 02/01/31	160,000	152,151
5.150%, 05/01/30	120,000	121,463
5.705%, 05/01/40	125,000	127,106
5.805%, 05/01/50	495,000	489,043
6.528%, 05/01/34	855,000	930,166
6.858%, 05/01/54 (b)	510,000	573,175
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,299
		2,423,403
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	141,680	134,601
4.125%, 06/15/29 (144A)	90,612	88,763
		223,364
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A)	45,000	42,083
4.750%, 10/01/27 (144A)	105,000	104,738
See accompanying notes to financial statements.
BHFTI-312

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers—(Continued)
American Honda Finance Corp.
5.150%, 07/09/32	115,000	$115,233
Hyundai Capital America
5.400%, 06/24/31 (144A)	40,000	40,578
6.375%, 04/08/30 (144A)	175,000	182,867
		485,499
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
1.600%, 09/15/28 (EUR)	100,000	110,521
ZF North America Capital, Inc.
6.875%, 04/14/28 (144A) (b)	150,000	153,417
6.875%, 04/23/32 (144A) (b)	150,000	147,571
		411,509
Banks — 1.4%
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	181,361
Banco de Credito del Peru SA
5.650%, 5Y H15 + 1.961%, 01/15/37 (144A) (c)	144,000	144,626
Banco Santander SA
6.938%, 11/07/33	200,000	223,046
Bank of America Corp.
3.846%, 5Y H15 + 2.000%, 03/08/37 (b) (c)	275,000	255,566
Credit Agricole SA
5.862%, SOFR + 1.740%, 01/09/36 (144A) (b) (c)	250,000	257,463
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (Reg-S) (EUR) (c)	280,000	333,911
Goldman Sachs Group, Inc.
5.065%, SOFR + 1.190%, 01/21/37 (c)	307,000	299,740
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	341,504
JPMorgan Chase & Co.
6.500%, 5Y H15 + 2.152%, 04/01/30 (b) (c)	800,000	819,209
Mizuho Financial Group, Inc.
4.965%, 1Y H15 + 0.830%, 07/13/32 (c)	330,000	328,929
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	510,000	442,419
5.314%, 5Y H15 + 1.170%, 01/18/41 (c)	221,000	215,382
5.948%, 5Y H15 + 2.430%, 01/19/38 (c)	97,000	99,801
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33	200,000	208,135
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	468,055
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	342,046
Wells Fargo & Co.
4.960%, SOFR + 1.100%, 01/23/37 (c)	283,000	276,287
		5,237,480
Beverages — 0.1%
Anheuser-Busch InBev SA
3.700%, 04/02/40 (Reg-S) (EUR)	300,000	331,293
Security Description	Principal Amount*	Value
Beverages—(Continued)
Diageo Capital PLC
2.125%, 04/29/32	200,000	$173,400
		504,693
Building Materials — 0.1%
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	75,000	75,353
6.125%, 07/31/32 (144A)	105,000	105,870
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	298,000	304,311
		485,534
Chemicals — 0.3%
Albemarle Corp.
5.050%, 06/01/32	62,000	61,731
Ashland, Inc.
3.375%, 09/01/31 (144A) (b)	55,000	51,185
Chemours Co.
5.750%, 11/15/28 (144A) (b)	27,000	26,978
OCP SA
6.750%, 05/02/34 (144A)	450,000	472,718
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	200,500
6.500%, 11/07/33 (144A)	200,000	213,348
Solstice Advanced Materials, Inc.
5.625%, 09/30/33 (144A)	96,000	95,403
		1,121,863
Commercial Services — 0.3%
Block, Inc.
3.500%, 06/01/31 (b)	139,000	127,954
DP World Crescent Ltd.
5.500%, 09/13/33 (Reg-S)	200,000	200,356
TriNet Group, Inc.
3.500%, 03/01/29 (144A) (b)	415,000	390,728
United Rentals North America, Inc.
3.750%, 01/15/32	247,000	228,905
6.125%, 03/15/34 (144A)	140,000	143,526
		1,091,469
Computers — 0.0%
Seagate Data Storage Technology Pte. Ltd.
4.091%, 06/01/29 (144A)	155,000	150,843
9.625%, 12/01/32 (144A)	7,650	8,435
		159,278
Distribution/Wholesale — 0.0%
Core & Main LP
6.000%, 07/01/34 (144A)	37,000	37,174
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	260,000	237,659
Blue Owl Finance LLC
6.250%, 04/18/34	158,000	154,689
See accompanying notes to financial statements.
BHFTI-313

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	$153,621
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A)	47,000	47,808
9.125%, 05/15/31 (144A)	50,000	51,695
Jefferies Financial Group, Inc.
6.200%, 04/14/34	235,000	240,524
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	10,000	10,294
6.500%, 03/26/31 (144A)	15,000	15,676
Nomura Holdings, Inc.
2.710%, 01/22/29	245,000	232,623
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	102,000	102,174
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	191,791
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.875%, 03/01/31 (144A) (b)	258,000	241,426
		1,679,980
Electric — 0.8%
Colbun SA
5.375%, 09/11/35 (144A)	200,000	197,553
Comision Federal de Electricidad
6.045%, 01/28/34 (144A)	340,000	332,856
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	196,318
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	184,956
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	188,462
Enel Chile SA
4.875%, 06/12/28	110,000	110,336
Engie Energia Chile SA
3.400%, 01/28/30 (Reg-S)	305,000	287,398
6.375%, 04/17/34 (144A)	200,000	209,416
Engie SA
1.250%, 10/24/41 (Reg-S) (EUR)	200,000	150,914
Generadora de Gatun SA
6.874%, 09/30/44 (144A) (b)	200,000	206,617
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (Reg-S)	200,000	184,425
Orsted AS
2.125%, 05/17/27 (Reg-S) (GBP)	215,000	278,618
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (Reg-S)	200,000	193,490
Talen Energy Supply LLC
6.125%, 05/01/31 (144A)	142,000	142,003
		2,863,362
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	275,000	257,137
4.375%, 02/15/30 (144A)	80,000	77,810
		334,947
Security Description	Principal Amount*	Value
Engineering & Construction — 0.2%
Cellnex Telecom SA
1.750%, 10/23/30 (Reg-S) (EUR)	400,000	$427,684
IHS Holding Ltd.
7.875%, 05/29/30 (144A)	280,000	288,056
TopBuild Corp.
4.125%, 02/15/32 (144A)	40,000	40,361
5.625%, 01/31/34 (144A)	144,000	145,401
		901,502
Environmental Control — 0.0%
GFL Environmental Holdings U.S., Inc.
5.500%, 02/01/34 (144A)	86,000	84,116
GFL Environmental, Inc.
4.375%, 08/15/29 (144A)	65,000	63,184
6.750%, 01/15/31 (144A)	25,000	25,719
		173,019
Food — 0.2%
Fonterra Co-Operative Group Ltd.
4.000%, 11/02/27 (AUD)	100,000	68,147
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.750%, 12/01/31	85,000	79,330
6.750%, 03/15/34	23,000	25,096
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,802
Pilgrim's Pride Corp.
3.500%, 03/01/32	450,000	410,232
4.250%, 04/15/31	40,000	38,359
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	220,000	206,385
		857,351
Forest Products & Paper — 0.2%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	241,688
3.125%, 01/15/32	125,000	110,810
3.750%, 01/15/31 (b)	60,000	56,313
Suzano Netherlands BV
5.500%, 01/15/36	145,000	140,971
		549,782
Gas — 0.4%
Naturgy Finance Iberia SA
1.500%, 01/29/28 (Reg-S) (EUR)	200,000	223,653
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A)	143,000	146,312
6.500%, 01/15/34 (144A)	613,000	638,735
6.500%, 06/15/34 (144A)	74,000	77,091
6.750%, 01/15/36 (144A)	145,000	153,743
7.500%, 05/01/33 (144A)	252,000	276,573
7.750%, 05/01/35 (144A)	110,000	123,362
		1,639,469
See accompanying notes to financial statements.
BHFTI-314

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	60,000	$59,370
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	140,891
		200,261
Healthcare-Services — 0.2%
HCA, Inc.
5.125%, 06/15/39	402,000	383,193
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	40,000	37,302
3.875%, 05/15/32 (144A)	105,000	94,932
4.375%, 06/15/28 (144A)	60,000	58,952
6.500%, 02/15/31 (144A)	125,000	127,162
		701,541
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	219,757
Home Builders — 0.0%
Taylor Morrison Communities, Inc.
5.750%, 11/15/32 (144A)	99,000	101,886
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31 (Reg-S)	200,000	180,274
Insurance — 0.2%
AIA Group Ltd.
3.600%, 04/09/29 (Reg-S)	200,000	195,763
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A)	118,000	119,918
Ryan Specialty LLC
5.875%, 08/01/32 (144A) (b)	235,000	231,207
		546,888
Internet — 0.1%
Alibaba Group Holding Ltd.
3.400%, 12/06/27	240,000	236,837
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, 12/01/27 (144A)	85,000	84,912
		321,749
Iron/Steel — 0.1%
Commercial Metals Co.
5.750%, 11/15/33 (144A)	74,000	73,563
6.000%, 12/15/35 (144A) (b)	104,000	103,731
Mineral Resources Ltd.
9.250%, 10/01/28 (144A)	10,000	10,324
		187,618
Leisure Time — 0.5%
Carnival Corp. Ltd.
5.750%, 03/15/30 (144A)	140,000	141,728
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32 (144A)	89,000	$75,037
NCL Corp. Ltd.
6.750%, 02/01/32 (144A) (b)	125,000	124,719
Royal Caribbean Cruises Ltd.
4.750%, 05/15/33	283,000	275,456
5.250%, 02/27/38	211,000	204,368
5.375%, 01/15/36	62,000	61,543
5.500%, 04/01/28 (144A) (b)	450,000	454,232
5.625%, 09/30/31 (144A)	440,000	443,697
6.250%, 03/15/32 (144A)	50,000	51,105
		1,831,885
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	655,000	599,503
5.500%, 03/31/34 (144A)	39,000	38,665
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A) (b)	70,000	65,796
6.625%, 01/15/32 (144A)	70,000	71,040
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	88,000	84,917
Travel & Leisure Co.
4.500%, 12/01/29 (144A) (b)	75,000	72,568
4.625%, 03/01/30 (144A)	175,000	169,445
6.125%, 09/01/33 (144A)	110,000	108,863
		1,210,797
Machinery-Diversified — 0.0%
Esab Corp.
5.625%, 04/01/31 (144A)	76,000	76,082
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 08/15/30 (144A)	263,000	244,470
4.750%, 03/01/30 (144A)	65,000	61,630
Charter Communications Operating LLC/Charter Communications Operating Capital
3.950%, 06/30/62	45,000	26,609
CSC Holdings LLC
4.125%, 12/01/30 (144A) (b)	400,000	237,682
4.500%, 11/15/31 (144A)	405,000	239,302
4.625%, 12/01/30 (144A)	1,385,000	322,012
5.375%, 02/01/28 (144A) (b)	1,018,000	638,133
11.250%, 05/15/28 (144A)	201,000	129,635
Directv Financing LLC
8.875%, 02/01/30 (144A)	603,000	613,516
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	235,000	243,861
Discovery Communications LLC
3.625%, 05/15/30	855,000	795,147
6.350%, 06/01/40	63,000	52,290
Discovery Global Holdings, Inc.
4.279%, 03/15/32	976,000	875,814
See accompanying notes to financial statements.
BHFTI-315

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,160,000	$1,147,663
5.750%, 12/01/28 (144A)	105,000	101,719
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	211,282
Paramount Global
4.950%, 01/15/31	69,000	64,138
7.875%, 07/30/30	63,000	66,166
		6,071,069
Mining — 1.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	183,502
5.625%, 04/01/30 (144A)	200,000	205,241
Antofagasta PLC
5.625%, 05/13/32 (Reg-S)	200,000	204,468
6.250%, 05/02/34 (144A)	200,000	211,942
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	268,474
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	322,637
5.400%, 11/14/34	540,000	549,268
Glencore Funding LLC
5.634%, 04/04/34 (144A)	1,230,000	1,262,371
5.700%, 05/08/33 (144A) (b)	285,000	294,309
6.500%, 10/06/33 (144A)	1,270,000	1,367,976
Ivanhoe Mines Ltd.
7.875%, 01/23/30 (144A)	200,000	202,302
		5,072,490
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	50,000	50,998
6.250%, 03/15/33 (144A)	235,000	240,868
		291,866
Multi-National — 0.3%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	926,652
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	634,000	625,997
Oil & Gas — 0.8%
Chord Energy Corp.
6.000%, 10/01/30 (144A)	20,000	20,084
6.750%, 03/15/33 (144A)	395,000	400,848
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	728,000	640,546
5.750%, 01/15/31 (144A)	517,000	526,428
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	25,000	24,850
Equinor ASA
3.625%, 04/06/40	355,000	296,114
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Matador Resources Co.
6.250%, 04/15/33 (144A)	5,000	$4,982
6.500%, 04/15/32 (144A)	45,000	45,246
Pan American Energy LLC
7.750%, 01/15/37 (144A)	169,000	174,281
SM Energy Co.
6.750%, 08/01/29 (144A)	155,000	157,824
7.000%, 08/01/32 (144A)	35,000	35,322
8.375%, 07/01/28 (144A)	35,000	35,751
8.625%, 11/01/30 (144A)	175,000	183,788
8.750%, 07/01/31 (144A)	30,000	31,336
Sunoco LP
5.375%, 07/15/31 (144A)	4,000	3,946
5.625%, 03/15/31 (144A)	22,000	21,840
YPF SA
8.250%, 01/17/34 (144A)	335,000	350,088
		2,953,274
Packaging & Containers — 0.2%
Ball Corp.
5.500%, 09/15/33	582,000	585,599
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	204,000	188,627
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	250,000	263,686
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	1,220,000	941,687
6.000%, 12/01/32	230,000	238,658
7.875%, 09/15/29 (b)	605,000	648,780
8.125%, 09/15/31	430,000	484,527
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30	765,000	783,702
		3,549,667
Pipelines — 0.2%
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	95,000	91,639
ONEOK, Inc.
5.450%, 06/01/47	60,000	54,992
Targa Resources Corp.
6.125%, 03/15/33	115,000	121,147
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (c)	154,000	150,353
Western Midstream Operating LP
5.250%, 02/01/50	50,000	43,379
5.300%, 03/01/48	80,000	69,652
5.450%, 04/01/44	15,000	13,662
5.500%, 08/15/48	10,000	8,914
6.150%, 04/01/33	110,000	114,732
		668,470
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (Reg-S) (EUR)	215,000	228,262
See accompanying notes to financial statements.
BHFTI-316

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate—(Continued)
Logicor Financing SARL
2.000%, 01/17/34 (Reg-S) (EUR)	140,000	$138,472
3.750%, 07/14/32 (Reg-S) (EUR)	202,000	227,546
Longfor Group Holdings Ltd.
4.500%, 01/16/28 (Reg-S)	200,000	176,952
		771,232
Real Estate Investment Trusts — 0.2%
Equinix Europe 2 Financing Corp. LLC
3.250%, 03/15/31 (EUR)	100,000	112,858
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	354,134
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	167,895
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	143,628
5.125%, 07/06/34 (EUR)	100,000	123,596
		902,111
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc.
3.500%, 02/15/29 (144A)	10,000	9,609
3.875%, 01/15/28 (144A)	5,000	4,906
4.000%, 10/15/30 (144A)	725,000	684,436
5.625%, 09/15/29 (144A)	80,000	80,418
El Puerto de Liverpool SAB de CV
6.658%, 01/22/37 (144A)	200,000	208,140
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	400,000	394,000
PetSmart LLC/PetSmart Finance Corp.
7.500%, 09/15/32 (144A)	250,000	250,054
Yum! Brands, Inc.
3.625%, 03/15/31	96,000	89,350
4.625%, 01/31/32	220,000	210,517
		1,931,430
Semiconductors — 0.2%
Broadcom, Inc.
2.600%, 02/15/33	310,000	269,473
3.469%, 04/15/34	612,000	549,570
		819,043
Software — 0.7%
Fair Isaac Corp.
6.000%, 05/15/33 (144A)	775,000	763,164
OAK-Eagle Acquireco, Inc.
7.250%, 07/01/33 (144A)	36,000	37,660
Open Text Corp.
3.875%, 12/01/29 (144A)	128,000	117,689
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A)	445,000	407,643
Oracle Corp.
6.000%, 08/03/55	179,000	152,401
6.700%, 02/04/56 (b)	430,000	404,721
6.850%, 02/04/66	187,000	174,057
Security Description	Principal Amount*	Value
Software—(Continued)
Synopsys, Inc.
5.700%, 04/01/55 (b)	405,000	$392,763
		2,450,098
Telecommunications — 1.6%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	264,401
2.875%, 05/07/30	200,000	186,031
Bharti Airtel Ltd.
3.250%, 06/03/31 (Reg-S)	305,000	284,020
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (d)	288,597	293,388
10.750%, 11/30/29	3,081,509	3,329,939
KT Corp.
2.500%, 07/18/26 (144A)	210,000	209,795
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	228,153
Space Exploration Technologies Corp.
6.650%, 07/15/56 (144A)	366,000	353,119
Telecom Argentina SA
9.250%, 05/28/33 (144A)	200,000	213,299
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	343,986
		5,706,131
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	262,344
Total Corporate Bonds & Notes (Cost $61,825,218)		60,346,889

Foreign Government—9.1%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	353,962
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	235,684
Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,280,000	738,078
Province of Quebec
2.300%, 09/01/29 (CAD)	390,000	269,204
		1,007,282
Sovereign — 8.6%
Argentina Republic Government International Bonds
4.125%, 07/09/35 (e)	236,000	188,564
Australia Government Bonds
0.500%, 09/21/26 (Reg-S) (AUD)	566,000	388,467
3.000%, 11/21/33 (Reg-S) (AUD)	470,000	293,408
4.250%, 12/21/35 (Reg-S) (AUD)	1,296,000	865,549
See accompanying notes to financial statements.
BHFTI-317

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Australia Government Bonds
4.250%, 03/21/36 (Reg-S) (AUD)	3,221,000	$2,147,614
Bonos de la Tesoreria de la Republica en pesos
4.700%, 09/01/30 (Reg-S) (CLP)	300,000,000	321,136
5.000%, 03/01/35 (CLP)	295,000,000	311,977
Brazil Government International Bonds
6.000%, 10/20/33	325,000	326,462
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	4,775,000	804,230
10.000%, 01/01/35 (BRL)	3,297,000	512,776
Bundesobligation
2.400%, 04/18/30 (Reg-S) (EUR)	248,000	281,766
Canada Government Bonds
2.500%, 11/01/27 (CAD)	2,038,000	1,434,094
Chile Government International Bonds
2.550%, 01/27/32	350,000	310,975
Colombia Government International Bonds
7.500%, 02/02/34	200,000	213,400
7.750%, 11/07/36 (b)	200,000	217,800
Colombia TES
7.500%, 08/26/26 (COP)	4,868,600,000	1,424,380
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	202,420
8.625%, 04/20/27 (144A)	66,667	68,357
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	276,016
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	4,793,000,000	265,198
Ireland Government Bonds
Zero Coupon, 10/18/31 (Reg-S) (EUR)	319,000	316,720
Italy Buoni Poliennali Del Tesoro
2.950%, 07/01/30 (Reg-S) (EUR)	750,000	858,393
3.650%, 08/01/35 (Reg-S) (EUR)	235,000	271,534
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (f)	95,234,255	587,449
Japan Government Ten Year Bonds
1.700%, 09/20/35 (JPY)	209,800,000	1,196,813
Japan Government Thirty Year Bonds
1.600%, 12/20/53 (JPY)	109,000,000	411,625
2.800%, 06/20/55 (JPY)	92,500,000	462,161
Japan Government Twenty Year Bonds
3.400%, 03/20/46 (JPY)	34,700,000	207,099
Korea Treasury Bonds
2.500%, 09/10/30 (KRW)	902,260,000	551,131
3.000%, 12/10/34 (KRW)	376,710,000	224,837
3.500%, 09/10/28 (KRW)	436,120,000	280,813
Malaysia Government Bonds
3.582%, 07/15/32 (MYR)	1,141,000	280,599
3.828%, 07/05/34 (MYR)	1,165,000	289,825
Mexico Bonos
8.000%, 04/15/32 (MXN)	28,653,600	1,585,603
8.000%, 02/21/36 (MXN)	12,221,200	651,842
Mexico Government International Bonds
3.500%, 02/12/34	200,000	170,300
4.000%, 03/15/2115 (EUR)	100,000	77,477
5.850%, 07/02/32	200,000	201,960
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds
6.125%, 02/09/38	201,000	$197,181
Netherlands Government Bonds
Zero Coupon, 01/15/29 (Reg-S) (EUR)	352,000	377,394
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	600,000	305,528
3.000%, 04/20/29 (NZD)	1,490,000	834,804
3.500%, 04/14/33 (Reg-S) (NZD)	605,000	331,748
4.250%, 05/15/36 (NZD)	2,378,000	1,337,863
Nigeria Government International Bonds
7.143%, 02/23/30 (Reg-S)	200,000	203,329
8.631%, 01/13/36 (Reg-S)	200,000	216,991
Norway Government Bonds
1.375%, 08/19/30 (Reg-S) (NOK)	5,850,000	525,577
1.750%, 02/17/27 (Reg-S) (NOK)	2,950,000	292,939
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	104,000	104,067
Peru Government International Bonds
3.000%, 01/15/34	245,000	212,047
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	766,000	178,021
4.500%, 07/25/30 (PLN)	1,380,000	367,075
Republic of South Africa Government Bonds
8.875%, 02/28/35 (ZAR)	5,250,000	332,018
9.000%, 01/31/40 (ZAR)	11,100,000	684,745
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	815,907
7.100%, 11/19/36 (144A)	200,000	214,638
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	112,805
6.125%, 10/07/37 (144A) (EUR)	175,000	203,413
Singapore Government Bonds
2.750%, 03/01/35 (SGD)	938,000	768,163
Spain Government Bonds
1.250%, 10/31/30 (Reg-S) (EUR)	336,000	360,892
Sweden Government Bonds
0.125%, 05/12/31 (Reg-S) (SEK)	4,200,000	389,949
U.K. Gilts
4.375%, 03/07/28 (Reg-S) (GBP)	682,000	907,762
4.750%, 10/22/35 (Reg-S) (GBP)	1,119,000	1,482,741
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	8,750,000	226,392
		31,464,759
Total Foreign Government (Cost $34,265,675)		33,061,687

U.S. Treasury & Government Agencies—2.9%
U.S. Treasury — 2.9%
U.S. Treasury Bonds
2.250%, 02/15/52	480,000	288,994
3.000%, 05/15/45	800,000	608,281
3.625%, 05/15/53	630,000	503,483
4.125%, 08/15/53	115,000	100,454
See accompanying notes to financial statements.
BHFTI-318

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (f)	605,645	$595,511
U.S. Treasury Notes
2.750%, 08/15/32	115,000	105,616
3.375%, 05/15/33 (b)	825,000	779,206
3.625%, 12/31/30	1,695,000	1,655,075
3.750%, 06/30/30	643,000	632,551
3.875%, 12/31/32	1,693,000	1,653,188
4.000%, 03/31/30 (g)	997,000	990,652
4.000%, 11/15/35 (b)	2,105,000	2,036,259
4.125%, 06/30/31	659,000	656,683
4.625%, 02/15/35 (b)	100,000	101,586
Total U.S. Treasury & Government Agencies (Cost $10,938,009)		10,707,539

Floating Rate Loans (h)—1.5%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2026 Term Loan N, 6.144%, 1M TSFR + 2.500%, 02/13/33	101,800	101,922
Auto Manufacturers — 0.0%
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.375%, 1M TSFR + 1.750%, 01/02/33	84,787	84,856
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.
Term Loan B, 5.428%, 6M TSFR + 1.750%, 04/27/33	397,000	397,298
Chemicals — 0.0%
Solstice Advanced Materials, Inc.
Term Loan B, 5.413%, 3M TSFR + 1.750%, 10/29/32	104,737	105,239
Commercial Services — 0.1%
Trans Union LLC
2024 Term Loan B8, 5.394%, 1M TSFR + 1.750%, 06/24/31	261,967	261,639
United Rentals, Inc.
2025 Repriced Term Loan B, 5.144%, 1M TSFR + 1.500%, 02/14/31	24,747	24,987
		286,626
Computers — 0.1%
CACI International, Inc.
2026 Incremental Term Loan B2, 5.394%, 1M TSFR + 1.750%, 03/09/33	52,868	52,813
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 11/17/31 (i)	86,883	88,751
Trio Bidco, Inc.
2025 Delayed Draw Term Loan, 10/29/32 (j)	358	351
2025 Term Loan B, 10/29/32 (j)	3,398	3,336
		145,251
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
Core & Main LP
2026 Term Loan B, 06/24/33 (j)	15,000	$15,014
Resideo Funding, Inc.
2024 1st Lien Term Loan B, 5.633%, 1M TSFR + 2.000%, 02/11/28	30,132	30,214
		45,228
Diversified Financial Services — 0.0%
Citadel Securities LP
2026 Term Loan B, 5.661%, 3M TSFR + 2.000%, 06/10/33	29,699	29,667
Edelman Financial Center LLC
2026 Term Loan B, 7.644%, 1M TSFR + 4.000%, 12/01/31	110,604	111,060
		140,727
Electric — 0.1%
NRG Energy, Inc.
2024 Term Loan, 5.419%, 3M TSFR + 1.750%, 04/16/31	263,316	263,431
Entertainment — 0.1%
DK Crown Holdings, Inc.
2025 Term Loan B, 5.374%, 1M TSFR + 1.750%, 03/04/32	88,875	88,785
Flutter Financing BV
2024 Term Loan B, 5.482%, 3M TSFR + 1.750%, 11/30/30	209,115	207,482
2025 Term Loan B, 5.732%, 3M TSFR + 2.000%, 06/04/32	69,300	69,083
Light & Wonder International, Inc.
2026 Term Loan B, 5.639%, 1M TSFR + 2.000%, 04/16/29	9,826	9,715
		375,065
Environmental Control — 0.0%
Clean Harbors, Inc.
2025 Term Loan, 5.144%, 1M TSFR + 1.500%, 10/08/32	89,550	90,038
Food Service — 0.0%
Aramark Services, Inc.
2025 Repriced Term Loan, 5.394%, 1M TSFR + 1.750%, 04/06/28	15,000	15,034
2025 Term Loan, 5.394%, 1M TSFR + 1.750%, 06/22/30	126,171	126,368
		141,402
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 5.394%, 1M TSFR + 1.750%, 05/23/31	115,010	115,138
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
2025 Repriced Term Loan, 7.394%, 1M TSFR + 3.750%, 01/15/31	76,215	76,513
Medline Borrower LP
2026 Term Loan B, 5.144%, 1M TSFR + 1.500%, 05/30/33	359,100	357,248
		433,761
Healthcare-Services — 0.0%
DaVita, Inc.
2025 Term Loan B, 5.394%, 1M TSFR + 1.750%, 05/09/31	24,688	24,690
See accompanying notes to financial statements.
BHFTI-319

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Insurance — 0.3%
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.688% - 6.732%, 3M TSFR + 3.000%, 6M TSFR + 3.000%, 02/15/31 (k)	862,044	$836,901
Baldwin Insurance Group Holdings LLC
2025 Term Loan B2, 6.125%, 1M TSFR + 2.500%, 05/27/31	5,323	5,223
Ryan Specialty Group LLC
2024 USD Term Loan B, 5.644%, 1M TSFR + 2.000%, 09/15/31	19,700	19,675
Truist Insurance Holdings LLC
2024 Term Loan B, 6.482%, 3M TSFR + 2.750%, 05/06/31	51,573	50,493
		912,292
Investment Companies — 0.1%
Gryphon Acquire Newco LLC
Term Loan B, 6.414%, 3M TSFR + 2.750%, 09/13/32	204,430	204,926
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 5.398%, 1M TSFR + 1.750%, 11/08/30	96,740	97,047
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.394%, 1M TSFR + 1.750%, 05/24/30	264,600	265,110
		362,157
Machinery-Construction & Mining — 0.0%
Terex Corp.
2025 Term Loan, 5.394%, 1M TSFR + 1.750%, 10/08/31	24,688	24,757
Media — 0.1%
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	275,854	276,273
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
2026 Term Loan B, 5.245%, 1M TSFR + 1.625%, 02/28/33	80,000	80,780
Mining — 0.0%
Novelis Corp.
2025 Term Loan B, 5.482%, 3M TSFR + 1.750%, 03/11/32	116,028	115,992
Retail — 0.1%
PetSmart, Inc.
2025 USD Term Loan B, 7.652%, 1M TSFR + 4.000%, 08/18/32	4,658	4,660
QXO, Inc.
2026 Term Loan B, 06/03/33 (j)	65,000	64,919
Tory Burch LLC
2026 Term Loan B, 7.644%, 1M TSFR + 4.000%, 04/30/31	128,000	127,648
		197,227
Software — 0.2%
Dayforce, Inc.
2026 Term Loan, 6.663%, 3M TSFR + 3.000%, 02/04/33	309,431	283,032
Electronic Arts, Inc.
USD Term Loan B, 03/24/33 (j)	153,138	153,744
Security Description	Principal Amount*/ Shares	Value

Software—(Continued)
Kaseya, Inc.
2025 1st Lien Term Loan B, 6.913%, 3M TSFR + 3.250%, 03/22/32	104,440	$81,377
Open Text Corp.
2023 Term Loan B, 5.394%, 1M TSFR + 1.750%, 01/31/30	21,873	21,444
		539,597
Total Floating Rate Loans (Cost $5,527,979)		5,464,673

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $454,885)	455,000	337,839

Convertible Bond—0.0%
Telecommunications — 0.0%
EchoStar Corp.
3.875%, 3.875% PIK, 11/30/30 (d) (Cost $20,218)	20,218	63,149

Short-Term Investments—2.2%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $6,151,384; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $6,273,983	6,150,957	6,150,957
U.S. Treasury—0.5%
U.S. Treasury Bills
3.637%, 11/27/26 (b) (l)	504,000	496,136
3.642%, 12/03/26 (l)	502,000	493,816
3.794%, 12/24/26 (l)	782,000	767,332
		1,757,284
Total Short-Term Investments (Cost $7,908,993)		7,908,241

Securities Lending Reinvestments (m)—0.5%
Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 3.570% (n)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (n)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (n)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (n)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (n)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (n)	100,000	100,000
See accompanying notes to financial statements.
BHFTI-320

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (m)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (n)	200,000	$200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (n)	100,000	100,000
		1,100,000

Repurchase Agreements—0.2%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,459	100,000	100,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $250,025; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $255,000	250,000	250,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,362	200,000	200,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $102,000	100,000	100,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $97,970; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $99,920	97,960	97,960
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $51,000	50,000	$50,000
		897,960
Total Securities Lending Reinvestments (Cost $1,997,960)		1,997,960
Total Investments—100.5% (Cost $288,912,885)		366,069,984
Unfunded Loan Commitments—(0.0)% (Cost $(22,569))		(22,569)
Net Investments—100.5% (Cost $288,890,316)		366,047,415
Other assets and liabilities (net)—(0.5)%		(1,716,483)
Net Assets—100.0%		$364,330,932

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $8,157,906 and the collateral received consisted of cash in the amount of $1,997,960 and non-cash collateral with a value of $6,489,674. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $695,543.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain
See accompanying notes to financial statements.
BHFTI-321

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2026.
(l)	The rate shown represents current yield to maturity.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(n)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$30,878,421, which is 8.5% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of

June 30, 2026, the market value of Regulation S securities was $15,081,408, which is 4.1% of net assets.

Country Diversification as of June 30, 2026 (Unaudited)	% of Net Assets
United States	69.6
Taiwan	3.6
Netherlands	3.5
United Kingdom	2.3
Japan	2.3
Australia	2.0
Canada	1.6
Sweden	1.6
Mexico	1.2
Israel	1.0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$6,094,900	$85,196,428	$5 ,439,463	$116,035,813
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(1,774,582)	$—	$—	$—	$(1,774,582)
Foreign Government	(223,378)	—	—	—	(223,378)
Total Borrowings	$(1,997,960)	$—	$—	$—	$(1,997,960)
Gross amount of recognized liabilities for securities lending transactions					$(1,997,960)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	51,969,000	HSBCU	09/16/26	USD	7,714,884	$(22,728)
EUR	8,321,000	MSC	09/16/26	USD	9,647,118	(109,471)
JPY	373,660,000	MSC	09/16/26	USD	2,350,063	(37,913)
ZAR	16,950,000	BOA	09/16/26	USD	1,040,912	(12,467)

Contracts to Deliver
AUD	4,012,000	HSBCU	09/16/26	USD	2,820,877	46,929
BRL	5,039,000	UBSA	09/02/26	USD	981,898	20,146
CAD	2,000,000	CBNA	09/16/26	USD	1,437,146	22,198
CLP	300,000,000	BOA	09/16/26	USD	328,389	2,662
COP	4,796,862,000	UBSA	09/16/26	USD	1,311,084	(67,436)
IDR	5,055,803,000	BOA	09/16/26	USD	276,274	(4,750)
See accompanying notes to financial statements.
BHFTI-322

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	1,211,007,000	BOA	09/16/26	USD	791,663	$8,760
MXN	30,479,000	BOA	09/15/26	USD	1,736,705	4,501
NZD	4,708,000	MSC	09/16/26	USD	2,730,920	50,204
SEK	3,700,000	UBSA	09/16/26	USD	394,829	11,632
ZAR	16,950,000	BOA	09/16/26	USD	1,022,023	(6,421)

Cross Currency Contracts to Buy
EUR	347,011	MSC	09/16/26	NOK	3,786,000	15,670
Net Unrealized Depreciation						$(78,484)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	09/08/26	23	EUR	2,928,820	$40,734
U.S. Treasury Note 5 Year Futures	09/30/26	304	USD	32,542,250	120,175
U.S. Treasury Note 10 Year Futures	09/21/26	65	USD	7,142,890	67,543

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/21/26	(13)	USD	(1,475,500)	(44,057)
U.S. Treasury Note 2 Year Futures	09/30/26	(64)	USD	(13,192,500)	2,577
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	(63)	USD	(7,085,531)	(97,925)
U.S. Treasury Ultra Long Bond Futures	09/21/26	(16)	USD	(1,858,500)	(53,734)
Net Unrealized Appreciation					$35,313
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$182,702	Unrealized depreciation on forward foreign currency exchange contracts	$261,186
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	231,029	Unrealized depreciation on futures contracts (a) (b)	195,716
Total		$413,731		$456,902

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
See accompanying notes to financial statements.
BHFTI-323

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$15,923	$(15,923)	$—	$—
Citibank NA	22,198	—	—	22,198
HSBC Bank USA	46,929	(22,728)	—	24,201
Morgan Stanley & Co.	65,874	(65,874)	—	—
UBS AG	31,778	(31,778)	—	—
	$182,702	$(136,303)	$—	$46,399
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$23,638	$(15,923)	$—	$7,715
HSBC Bank USA	22,728	(22,728)	—	—
Morgan Stanley & Co.	147,384	(65,874)	—	81,510
UBS AG	67,436	(31,778)	(20,000)	15,658
	$261,186	$(136,303)	$(20,000)	$104,883

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(693,789)	$(693,789)
Futures contracts	(507,983)	—	(507,983)
	$(507,983)	$(693,789)	$(1,201,772)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(50,934)	$(50,934)
Futures contracts	27,840	—	27,840
	$27,840	$(50,934)	$(23,094)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$37,439,331
Futures contracts long	43,559,769
Futures contracts short	(20,181,294)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-324

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$6,075,572	$—	$—	$6,075,572
Broadline Retail	11,592,381	—	—	11,592,381
Building Products	8,432,235	—	—	8,432,235
Capital Markets	23,005,881	1,925,968	—	24,931,849
Chemicals	3,624,796	—	—	3,624,796
Consumer Staples Distribution & Retail	5,018,797	—	—	5,018,797
Electrical Equipment	—	6,003,602	—	6,003,602
Electronic Equipment, Instruments & Components	—	2,369,767	—	2,369,767
Entertainment	2,218,612	—	—	2,218,612
Financial Services	11,459,957	—	—	11,459,957
Health Care Providers & Services	2,804,256	—	—	2,804,256
Hotels, Restaurants & Leisure	28,839,632	—	—	28,839,632
Insurance	4,976,509	—	—	4,976,509
Interactive Media & Services	11,657,052	—	—	11,657,052
IT Services	—	4,618,206	—	4,618,206
Life Sciences Tools & Services	6,199,195	—	—	6,199,195
Machinery	14,143,466	5,612,052	—	19,755,518
Semiconductors & Semiconductor Equipment	39,376,773	25,713,969	—	65,090,742
Software	9,813,815	—	—	9,813,815
Specialty Retail	9,637,939	—	—	9,637,939
Textiles, Apparel & Luxury Goods	—	1,061,575	—	1,061,575
Total Common Stocks	198,876,868	47,305,139	—	246,182,007
Total Corporate Bonds & Notes*	—	60,346,889	—	60,346,889
Total Foreign Government*	—	33,061,687	—	33,061,687
Total U.S. Treasury & Government Agencies*	—	10,707,539	—	10,707,539
Total Floating Rate Loans (Less Unfunded Loan Commitments of $22,569)*	—	5,442,104	—	5,442,104
Total Municipals*	—	337,839	—	337,839
Total Convertible Bonds*	—	63,149	—	63,149
Total Short-Term Investments*	—	7,908,241	—	7,908,241
Securities Lending Reinvestments
Short-Term Investment Funds	1,100,000	—	—	1,100,000
Repurchase Agreements	—	897,960	—	897,960
Total Securities Lending Reinvestments	1,100,000	897,960	—	1,997,960
Total Net Investments	$199,976,868	$166,070,547	$—	$366,047,415
Collateral for Securities Loaned (Liability)	$—	$(1,997,960)	$—	$(1,997,960)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$182,702	$—	$182,702
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(261,186)	—	(261,186)
Total Forward Contracts	$—	$(78,484)	$—	$(78,484)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$231,029	$—	$—	$231,029
Futures Contracts (Unrealized Depreciation)	(195,716)	—	—	(195,716)
Total Futures Contracts	$35,313	$—	$—	$35,313

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-325

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b) (c)	$366,047,415
Cash	64,108
Cash denominated in foreign currencies (d)	430,677
Cash collateral for OTC derivatives	20,000
Unrealized appreciation on forward foreign currency exchange contracts	182,702
Receivable for:
Investments sold	972,085
Fund shares sold	31,140
Dividends and interest	1,479,848
Total Assets	369,227,975
Liabilities
Due to Broker	7,100
Unrealized depreciation on forward foreign currency exchange contracts	261,186
Collateral for securities loaned	1,997,960
Payable for:
Foreign currency due to broker	90,426
Investments purchased	1,484,431
Fund shares redeemed	256,984
Foreign taxes	4,247
Variation margin on futures contracts	27,105
Accrued Expenses:
Management fees	203,960
Distribution and service fees	50,693
Deferred trustees’ fees	300,903
Other expenses	212,048
Total Liabilities	4,897,043
Net Assets	$364,330,932
Net Assets Consist of:
Paid in surplus	$253,655,119
Distributable earnings (Accumulated losses) (e)	110,675,813
Net Assets	$364,330,932
Net Assets
Class A	$116,095,441
Class B	248,235,491
Capital Shares Outstanding*
Class A	7,087,161
Class B	15,536,476
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.38
Class B	15.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $288,890,316.
(b)	Investments at value is net of unfunded loan commitments of $22,569.
(c)	Includes securities loaned at value of $8,157,906.
(d)	Identified cost of cash denominated in foreign currencies was $432,050.
(e)	Includes foreign capital gains tax of $4,247.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$1,396,535
Interest (b)	3,067,685
Securities lending income, net	5,685
Total investment income	4,469,905
Expenses
Management fees	1,264,159
Administration fees	21,750
Custodian and accounting fees	44,360
Distribution and service fees—Class B	308,999
Audit and tax services	38,100
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	16,303
Insurance	1,584
Miscellaneous	14,332
Total expenses	1,772,576
Less management fee waiver	(24,795)
Less broker commission recapture	(2,274)
Net expenses	1,745,507
Net Investment Income	2,724,398
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	34,055,245
Futures contracts	(507,983)
Foreign currency transactions	12,637
Forward foreign currency transactions	(693,789)
Net realized gain (loss)	32,866,110
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(10,258,264)
Futures contracts	27,840
Foreign currency transactions	(7,585)
Forward foreign currency transactions	(50,934)
Net change in unrealized appreciation (depreciation)	(10,288,943)
Net realized and unrealized gain (loss)	22,577,167
Net Increase (Decrease) in Net Assets From Operations	$25,301,565

(a)	Net of foreign withholding taxes of $50,855.
(b)	Net of foreign withholding taxes of $6,580.
(c)	Includes change in foreign capital gains tax of $958.
See accompanying notes to financial statements.
BHFTI-326

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,724,398	$4,810,493
Net realized gain (loss)	32,866,110	23,892,761
Net change in unrealized appreciation (depreciation)	(10,288,943)	15,344,035
Increase (decrease) in net assets from operations	25,301,565	44,047,289
From Distributions to Shareholders
Class A	(9,333,019)	(10,402,803)
Class B	(19,903,578)	(23,045,849)
Total distributions	(29,236,597)	(33,448,652)
Increase (decrease) in net assets from capital share transactions	1,380,665	(16,994,319)
Total increase (decrease) in net assets	(2,554,367)	(6,395,682)
Net Assets
Beginning of period	366,885,299	373,280,981
End of period	$364,330,932	$366,885,299

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	128,174	$2,155,805	151,508	$2,468,021
Reinvestments	573,986	9,333,019	681,704	10,402,803
Redemptions	(504,100)	(8,561,484)	(1,133,112)	(18,226,224)
Net increase (decrease)	198,060	$2,927,340	(299,900)	$(5,355,400)
Class B
Sales	219,552	$3,644,633	551,850	$8,782,820
Reinvestments	1,254,955	19,903,578	1,544,628	23,045,849
Redemptions	(1,510,525)	(25,094,886)	(2,760,219)	(43,467,588)
Net increase (decrease)	(36,018)	$(1,546,675)	(663,741)	$(11,638,919)
Increase (decrease) derived from capital shares transactions		$1,380,665		$(16,994,319)
See accompanying notes to financial statements.
BHFTI-327

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.61	$16.18	$15.26	$12.95	$19.79	$19.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.24	0.24	0.21	0.18	0.12
Net realized and unrealized gain (loss)	1.06	1.71	1.63	2.65	(4.79)	2.54
Total income (loss) from investment operations	1.20	1.95	1.87	2.86	(4.61)	2.66
Less Distributions
Distributions from net investment income	(0.26)	(0.20)	(0.18)	0.00	0.00	(0.21)
Distributions from net realized capital gains	(1.17)	(1.32)	(0.77)	(0.55)	(2.23)	(1.96)
Total distributions	(1.43)	(1.52)	(0.95)	(0.55)	(2.23)	(2.17)
Net Asset Value, End of Period	$16.38	$16.61	$16.18	$15.26	$12.95	$19.79
Total Return (%) (b)	7.27 (c)	12.94	12.51	22.51	(23.12)	14.57
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.80	0.81	0.79	0.78
Net ratio of expenses to average net assets (%) (e)	0.80 (d)	0.79	0.79	0.79	0.78	0.77
Ratio of net investment income (loss) to average net assets (%)	1.68 (d)	1.48	1.48	1.51	1.19	0.60
Portfolio turnover rate (%)	25 (c)	31	24	20	26	46
Net assets, end of period (in millions)	$116.1	$114.4	$116.3	$118.5	$110.3	$161.4

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.21	$15.83	$14.94	$12.72	$19.53	$19.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.19	0.19	0.17	0.14	0.07
Net realized and unrealized gain (loss)	1.04	1.67	1.61	2.60	(4.72)	2.51
Total income (loss) from investment operations	1.16	1.86	1.80	2.77	(4.58)	2.58
Less Distributions
Distributions from net investment income	(0.22)	(0.16)	(0.14)	0.00	0.00	(0.17)
Distributions from net realized capital gains	(1.17)	(1.32)	(0.77)	(0.55)	(2.23)	(1.96)
Total distributions	(1.39)	(1.48)	(0.91)	(0.55)	(2.23)	(2.13)
Net Asset Value, End of Period	$15.98	$16.21	$15.83	$14.94	$12.72	$19.53
Total Return (%) (b)	7.18 (c)	12.59	12.30	22.20	(23.30)	14.26
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (d)	1.06	1.05	1.06	1.04	1.03
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.04	1.04	1.04	1.03	1.02
Ratio of net investment income (loss) to average net assets (%)	1.43 (d)	1.23	1.23	1.26	0.95	0.36
Portfolio turnover rate (%)	25 (c)	31	24	20	26	46
Net assets, end of period (in millions)	$248.2	$252.5	$256.9	$266.1	$248.4	$348.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-328

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.8%
Boeing Co. (a)	642,707	$139,126,784
Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	248,900	40,565,722
Automobiles — 8.4%
Tesla, Inc. (a)	580,483	244,151,150
Beverages — 3.7%
Monster Beverage Corp. (a)	1,123,075	107,949,969
Biotechnology — 4.9%
Regeneron Pharmaceuticals, Inc.	85,455	53,284,610
Vertex Pharmaceuticals, Inc. (a)	179,638	89,231,584
		142,516,194
Broadline Retail — 6.0%
Amazon.com, Inc. (a)	728,164	173,550,608
Capital Markets — 1.7%
FactSet Research Systems, Inc. (b)	65,572	15,086,806
SEI Investments Co.	372,092	32,636,189
		47,722,995
Entertainment — 6.3%
Netflix, Inc. (a)	1,717,135	122,603,439
Walt Disney Co.	630,483	60,683,989
		183,287,428
Financial Services — 5.8%
Block, Inc. (a)	316,379	24,044,804
Visa, Inc. - Class A	414,922	142,355,589
		166,400,393
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc. (a)	75,954	30,205,387
Hotels, Restaurants & Leisure — 2.5%
Starbucks Corp. (b)	419,739	42,893,129
Yum China Holdings, Inc.	55,343	2,261,868
Yum! Brands, Inc. (b)	172,243	27,534,766
		72,689,763
Interactive Media & Services — 17.0%
Alphabet, Inc. - Class A	859,829	307,277,090
Meta Platforms, Inc. - Class A	329,766	185,753,890
		493,030,980
IT Services — 2.4%
Shopify, Inc. - Class A (a)	608,927	69,527,285
Life Sciences Tools & Services — 1.6%
Illumina, Inc. (a) (b)	83,065	14,605,319
Thermo Fisher Scientific, Inc.	65,512	32,845,096
		47,450,415
Security Description	Shares/ Principal Amount*	Value
Machinery — 1.3%
Deere & Co. (b)	59,494	$37,738,829
Pharmaceuticals — 3.8%
Novartis AG (ADR) (b)	248,057	38,875,493
Novo Nordisk AS (ADR) (b)	903,557	43,316,523
Roche Holding AG (ADR) (b)	566,206	29,074,678
		111,266,694
Semiconductors & Semiconductor Equipment — 12.7%
NVIDIA Corp.	1,829,851	366,134,886
Software — 12.1%
Autodesk, Inc. (a)	281,779	54,783,473
Microsoft Corp.	350,066	130,581,619
Oracle Corp.	735,595	107,801,447
Salesforce, Inc.	277,109	43,411,896
Workday, Inc. - Class A (a)	99,449	12,174,547
		348,752,982
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. - Class B	355,958	14,612,076
Total Common Stocks (Cost $1,409,655,842)		2,836,680,540

Investment Companies—1.0%
Exchange-Traded Funds — 1.0%
Natixis Loomis Sayles Focused Growth ETF (b) (c)	692,750	29,185,558
Total Investment Companies (Cost $30,637,555)		29,185,558

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $29,070,767; collateralized by U.S. Treasury Note at 3.375%, maturing 12/31/27, with a market value of $29,650,210	29,068,748	29,068,748
Total Short-Term Investments (Cost $29,068,748)		29,068,748

Securities Lending Reinvestments (d)—1.7%
Short-Term Investment Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (e)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (e)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (e)	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTI-329

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (e)	5,000,000	$5,000,000
		25,000,000

Certificate of Deposit—0.0%
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (f)	1,000,000	1,000,033
Repurchase Agreements—0.8%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $700,073; collateralized by various Common Stock with an aggregate market value of $780,210	700,000	700,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $8,000,818; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $8,160,001	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $2,040,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $8,626,127; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $8,797,785	8,625,243	8,625,243
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,461	100,000	100,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $1,000,737; collateralized by various Common Stock with an aggregate market value of $1,114,626	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $223,052	200,000	$200,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 06/30/26 at 3.720%, due on 07/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,100,114	1,000,000	1,000,000
		24,125,243
Total Securities Lending Reinvestments (Cost $50,125,250)		50,125,276
Total Investments—101.7% (Cost $1,519,487,395)		2,945,060,122
Other assets and liabilities (net)—(1.7)%		(49,396,625)
Net Assets—100.0%		$2,895,663,497

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $69,855,789 and the collateral received consisted of cash in the amount of
$50,125,250 and non-cash collateral with a value of $21,857,614. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-330

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Natixis Loomis Sayles Focused Growth ETF	$3,153,879	$27,466,236	$(1,434,557)	$29,185,558

Security Description	Number of shares held at June 30, 2026
Natixis Loomis Sayles Focused Growth ETF	692,750
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$111,550,146	$0	$179,702,022
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(50,086,550)	$—	$—	$—	$(50,086,550)
Investment Companies	(38,700)	—	—	—	(38,700)
Total Borrowings	$(50,125,250)	$—	$—	$—	$(50,125,250)
Gross amount of recognized liabilities for securities lending transactions					$(50,125,250)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,836,680,540	$—	$—	$2,836,680,540
Total Investment Companies*	29,185,558	—	—	29,185,558
Total Short-Term Investments*	—	29,068,748	—	29,068,748
Securities Lending Reinvestments
Short-Term Investment Funds	25,000,000	—	—	25,000,000
Certificate of Deposit	—	1,000,033	—	1,000,033
Repurchase Agreements	—	24,125,243	—	24,125,243
Total Securities Lending Reinvestments	25,000,000	25,125,276	—	50,125,276
Total Investments	$2,890,866,098	$54,194,024	$—	$2,945,060,122
Collateral for Securities Loaned (Liability)	$—	$(50,125,250)	$—	$(50,125,250)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-331

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,915,874,564
Affiliated investments at value (c) (d)	29,185,558
Receivable for:
Investments sold	28,147
Fund shares sold	900,640
Dividends and interest	4,280,344
Total Assets	2,950,269,253
Liabilities
Collateral for securities loaned	50,125,250
Payable for:
Investments purchased	176,532
Fund shares redeemed	2,050,049
Accrued Expenses:
Management fees	1,274,262
Distribution and service fees	163,889
Deferred trustees’ fees	321,913
Other expenses	493,861
Total Liabilities	54,605,756
Net Assets	$2,895,663,497
Net Assets Consist of:
Paid in surplus	$1,464,590,168
Distributable earnings (Accumulated losses)	1,431,073,329
Net Assets	$2,895,663,497
Net Assets
Class A	$2,102,383,727
Class B	768,986,793
Class E	24,292,977
Capital Shares Outstanding*
Class A	125,999,461
Class B	50,605,732
Class E	1,540,167
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.69
Class B	15.20
Class E	15.77

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,488,849,840.
(b)	Includes securities loaned at value $69,817,872.
(c)	Identified cost of affiliated investments was $30,637,555.
(d)	Includes securities loaned at value of $37,917.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$8,715,177
Interest	231,483
Securities lending income, net	167,397
Total investment income	9,114,057
Expenses
Management fees	8,221,263
Administration fees	66,065
Custodian and accounting fees	55,646
Distribution and service fees—Class B	997,390
Distribution and service fees—Class E	19,432
Audit and tax services	24,961
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	69,359
Insurance	13,534
Miscellaneous	12,786
Total expenses	9,543,425
Less management fee waiver	(419,670)
Less broker commission recapture	(9,914)
Net expenses	9,113,841
Net Investment Income	216
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	37,285,527
Net change in unrealized appreciation (depreciation) on:
Investments	(207,409,698)
Affiliated investments	(1,434,557)
Foreign currency transactions	(442)
Net change in unrealized appreciation (depreciation)	(208,844,697)
Net realized and unrealized gain (loss)	(171,559,170)
Net Increase (Decrease) in Net Assets From Operations	$(171,558,954)

(a)	Net of foreign withholding taxes of $513,411.
See accompanying notes to financial statements.
BHFTI-332

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$216	$(3,127,720)
Net realized gain (loss)	37,285,527	265,679,853
Net change in unrealized appreciation (depreciation)	(208,844,697)	183,828,199
Increase (decrease) in net assets from operations	(171,558,954)	446,380,332
From Distributions to Shareholders
Class A	(178,265,128)	(292,695,262)
Class B	(71,069,632)	(123,411,624)
Class E	(2,166,217)	(3,977,930)
Total distributions	(251,500,977)	(420,084,816)
Increase (decrease) in net assets from capital share transactions	188,683,865	(100,480,014)
Total increase (decrease) in net assets	(234,376,066)	(74,184,498)
Net Assets
Beginning of period	3,130,039,563	3,204,224,061
End of period	$2,895,663,497	$3,130,039,563

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	4,096,784	$76,004,750	1,565,200	$29,219,834
Reinvestments	10,636,344	178,265,128	16,821,567	292,695,262
Redemptions	(5,337,591)	(98,441,658)	(19,989,511)	(375,604,858)
Net increase (decrease)	9,395,537	$155,828,220	(1,602,744)	$(53,689,762)
Class B
Sales	1,563,937	$25,666,961	2,285,636	$38,816,223
Reinvestments	4,657,250	71,069,632	7,703,597	123,411,624
Redemptions	(3,713,106)	(63,155,773)	(11,906,546)	(207,033,488)
Net increase (decrease)	2,508,081	$33,580,820	(1,917,313)	$(44,805,641)
Class E
Sales	12,872	$213,245	25,781	$450,933
Reinvestments	136,756	2,166,217	240,358	3,977,930
Redemptions	(175,505)	(3,104,637)	(357,566)	(6,413,474)
Net increase (decrease)	(25,877)	$(725,175)	(91,427)	$(1,984,611)
Increase (decrease) derived from capital shares transactions		$188,683,865		$(100,480,014)
See accompanying notes to financial statements.
BHFTI-333

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.28	$19.25	$15.51	$10.79	$16.59	$14.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	(0.01)	0.00 (b)	(0.01)	0.01	0.00 (b)
Net realized and unrealized gain (loss)	(1.06)	2.66	5.13	5.55	(4.65)	2.66
Total income (loss) from investment operations	(1.05)	2.65	5.13	5.54	(4.64)	2.66
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.03)
Distributions from net realized capital gains	(1.54)	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)
Total distributions	(1.54)	(2.62)	(1.39)	(0.82)	(1.16)	(0.52)
Net Asset Value, End of Period	$16.69	$19.28	$19.25	$15.51	$10.79	$16.59
Total Return (%) (c)	(5.47) (d)	15.21	34.47	52.06	(27.86)	18.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (e)	0.58	0.58	0.58	0.58	0.57
Net ratio of expenses to average net assets (%) (f)	0.55 (e)	0.55	0.55	0.57	0.57	0.56
Ratio of net investment income (loss) to average net assets (%)	0.07 (e)	(0.03)	0.01	(0.08)	0.05	0.02
Portfolio turnover rate (%)	4 (d)	2	8	5	19	24 (g)
Net assets, end of period (in millions)	$2,102.4	$2,248.6	$2,276.0	$2,105.2	$1,747.7	$2,526.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.73	$17.95	$14.58	$10.20	$15.80	$13.80
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.05)	(0.04)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.97)	2.45	4.80	5.24	(4.42)	2.52
Total income (loss) from investment operations	(0.99)	2.40	4.76	5.20	(4.44)	2.49
Less Distributions
Distributions from net realized capital gains	(1.54)	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)
Total distributions	(1.54)	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)
Net Asset Value, End of Period	$15.20	$17.73	$17.95	$14.58	$10.20	$15.80
Total Return (%) (c)	(5.61) (d)	14.90	34.13	51.73	(28.00)	18.27
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (e)	0.83	0.83	0.83	0.83	0.82
Net ratio of expenses to average net assets (%) (f)	0.80 (e)	0.80	0.80	0.82	0.82	0.81
Ratio of net investment income (loss) to average net assets (%)	(0.18) (e)	(0.28)	(0.24)	(0.33)	(0.20)	(0.21)
Portfolio turnover rate (%)	4 (d)	2	8	5	19	24 (g)
Net assets, end of period (in millions)	$769.0	$852.7	$897.6	$847.5	$695.3	$1,034.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-334

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.33	$18.45	$14.94	$10.43	$16.11	$14.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(1.01)	2.53	4.92	5.36	(4.51)	2.57
Total income (loss) from investment operations	(1.02)	2.50	4.90	5.33	(4.52)	2.56
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(1.54)	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)
Total distributions	(1.54)	(2.62)	(1.39)	(0.82)	(1.16)	(0.50)
Net Asset Value, End of Period	$15.77	$18.33	$18.45	$14.94	$10.43	$16.11
Total Return (%) (c)	(5.59) (d)	15.05	34.24	51.84	(27.95)	18.46
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (e)	0.73	0.73	0.73	0.73	0.72
Net ratio of expenses to average net assets (%) (f)	0.70 (e)	0.70	0.70	0.72	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	(0.08) (e)	(0.18)	(0.14)	(0.23)	(0.10)	(0.10)
Portfolio turnover rate (%)	4 (d)	2	8	5	19	24 (g)
Net assets, end of period (in millions)	$24.3	$28.7	$30.6	$29.2	$21.8	$34.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2021.
See accompanying notes to financial statements.
BHFTI-335

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—74.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 74.9%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	229,122,865	$2,156,046,155
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	13,635,441	254,982,751
MetLife MSCI EAFE Index Portfolio (Class A) (a)	32,877,273	600,996,549
MetLife Russell 2000 Index Portfolio (Class A) (a)	6,514,588	143,060,354
MetLife Stock Index Portfolio (Class A) (a)	12,479,679	904,776,737
Total Investment Companies (Cost $3,940,543,948)		4,059,862,546

Short-Term Investments—25.1%
Discount Note—0.3%
Federal Home Loan Bank
3.659%, 07/01/26 (b)	15,520,000	15,518,444
U.S. Treasury—24.8%
U.S. Treasury Bills
3.558%, 07/21/26 (b)	11,325,000	11,302,341
3.585%, 08/18/26 (b)	20,180,000	20,081,569
3.596%, 07/21/26 (b)	35,130,000	35,059,711
3.597%, 10/22/26 (b) (c) (d)	219,615,000	217,032,361
3.598%, 07/21/26 (b)	109,165,000	108,946,579
3.602%, 08/11/26 (b)	192,110,000	191,314,363
3.638%, 09/15/26 (b)	131,560,000	130,546,951
3.639%, 09/15/26 (b)	23,795,000	23,611,772
3.643%, 08/18/26 (b)	3,815,000	3,796,392
3.645%, 08/18/26 (b)	29,260,000	29,117,279
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.648%, 08/18/26 (b)	8,890,000	$8,846,637
3.656%, 08/25/26 (b)	212,530,000	211,343,226
3.658%, 08/18/26 (b)	126,170,000	125,554,584
3.658%, 09/15/26 (b)	11,968,000	11,875,843
3.666%, 09/15/26 (b)	12,177,000	12,083,234
3.672%, 09/15/26 (b)	17,245,000	17,112,209
3.682%, 09/29/26 (b)	192,300,000	190,549,012
		1,348,174,063
Total Short-Term Investments (Cost $1,363,861,951)		1,363,692,507
Total Investments—100.0% (Cost $5,304,405,899)		5,423,555,053
Other assets and liabilities (net)—0.0%		(2,254,834)
Net Assets—100.0%		$5,421,300,219

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $64,235,610.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $102,776,976.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended  June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
MetLife Aggregate Bond Index Portfolio (Class A)	$2,045,944,194	$297,061,427	$(109,400,986)	$4,687,223	$(82,245,703)	$2,156,046,155
MetLife Mid Cap Stock Index Portfolio (Class A)	242,895,611	44,200,170	(48,651,659)	1,481,509	15,057,120	254,982,751
MetLife MSCI EAFE Index Portfolio (Class A)	566,546,947	124,459,590	(75,748,605)	18,880,061	(33,141,444)	600,996,549
MetLife Russell 2000 Index Portfolio (Class A)	145,666,821	11,108,396	(32,704,710)	2,851,017	16,138,830	143,060,354
MetLife Stock Index Portfolio (Class A)	824,486,465	183,002,130	(84,649,339)	8,504,406	(26,566,925)	904,776,737
	$3,825,540,038	$659,831,713	$(351,155,299)	$36,404,216	$(110,758,122)	$4,059,862,546

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$89,196,243	229,122,865
MetLife Mid Cap Stock Index Portfolio (Class A)	20,171,029	2,998,566	13,635,441
MetLife MSCI EAFE Index Portfolio (Class A)	51,490,756	19,066,291	32,877,273
MetLife Russell 2000 Index Portfolio (Class A)	9,451,445	1,656,951	6,514,588
MetLife Stock Index Portfolio (Class A)	93,847,172	8,301,142	12,479,679
	$174,960,402	$121,219,193
See accompanying notes to financial statements.
BHFTI-336

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$659,831,713	$0	$351,155,299
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	09/18/26	3,654	USD	574,646,310	$(3,761,752)
Russell 2000 Index E-Mini Futures	09/18/26	921	USD	140,249,880	3,577,308
S&P 500 Index E-Mini Futures	09/18/26	2,230	USD	841,629,875	5,431,493
S&P Midcap 400 Index E-Mini Futures	09/18/26	639	USD	248,251,500	3,591,483
Net Unrealized Appreciation					$8,838,532
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.620%	Annually	05/19/36	USD	255,000,000	$(8,246,896)	$2,535	$(8,249,431)
Pay	12M SOFR	Annually	3.750%	Annually	06/13/36	USD	255,000,000	(5,608,349)	(2,561)	(5,605,788)
Pay	12M SOFR	Annually	3.830%	Annually	04/16/36	USD	255,000,000	(3,814,425)	2,512	(3,816,937)
Pay	12M SOFR	Annually	3.850%	Annually	07/20/36	USD	255,000,000	(3,629,797)	2,566	(3,632,363)
Pay	12M SOFR	Annually	4.060%	Annually	08/15/36	USD	255,000,000	668,256	2,565	665,691
Pay	12M SOFR	Annually	4.130%	Annually	09/15/36	USD	255,000,000	2,026,856	2,566	2,024,290
Totals								$(18,604,355)	$10,183	$(18,614,538)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$12,600,284	Unrealized depreciation on futures contracts (a)	$3,761,752
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b)	2,689,981	Unrealized depreciation on centrally cleared swap contracts (b)	21,304,519
Total		$15,290,265		$25,066,271

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-337

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$74,028,532	$74,028,532
Swap contracts	(19,808,202)	—	(19,808,202)
	$(19,808,202)	$74,028,532	$54,220,330

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$10,702,846	$10,702,846
Swap contracts	(3,648,304)	—	(3,648,304)
	$(3,648,304)	$10,702,846	$7,054,542
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,499,660,228
Swap contracts	1,530,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$4,059,862,546	$—	$—	$4,059,862,546
Total Short-Term Investments*	—	1,363,692,507	—	1,363,692,507
Total Investments	$4,059,862,546	$1,363,692,507	$—	$5,423,555,053
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,600,284	$—	$—	$12,600,284
Futures Contracts (Unrealized Depreciation)	(3,761,752)	—	—	(3,761,752)
Total Futures Contracts	$8,838,532	$—	$—	$8,838,532
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,689,981	$—	$2,689,981
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(21,304,519)	—	(21,304,519)
Total Centrally Cleared Swap Contracts	$—	$(18,614,538)	$—	$(18,614,538)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-338

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$1,363,692,507
Affiliated investments at value (b)	4,059,862,546
Receivable for:
Affiliated investments sold	1,468,415
Fund shares sold	16,274
Variation margin on futures contracts	9,971,206
Total Assets	5,435,010,948
Liabilities
Due to custodian	1,457,443
Payable for:
Fund shares redeemed	2,216,741
Variation margin on centrally cleared swap contracts	7,751,951
Accrued Expenses:
Management fees	695,342
Distribution and service fees	1,112,967
Deferred trustees’ fees	247,127
Other expenses	229,158
Total Liabilities	13,710,729
Net Assets	$5,421,300,219
Net Assets Consist of:
Paid in surplus	$4,987,725,216
Distributable earnings (Accumulated losses)	433,575,003
Net Assets	$5,421,300,219
Net Assets
Class B	$5,421,300,219
Capital Shares Outstanding*
Class B	447,663,289
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$12.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,363,861,951.
(b)	Identified cost of affiliated investments was $3,940,543,948.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from affiliated investments	$121,219,193
Interest	23,859,412
Total investment income	145,078,605
Expenses
Management fees	4,062,632
Administration fees	47,214
Custodian and accounting fees	35,992
Distribution and service fees—Class B	6,415,418
Audit and tax services	25,848
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	10,104
Insurance	6,050
Miscellaneous	11,292
Total expenses	10,677,539
Less management fee waiver	(63,755)
Net expenses	10,613,784
Net Investment Income	134,464,821
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,834
Affiliated investments	36,404,216
Capital gain distributions from affiliated investments	174,960,402
Futures contracts	74,028,532
Swap contracts	(19,808,202)
Net realized gain (loss)	265,587,782
Net change in unrealized appreciation (depreciation) on:
Investments	(577,654)
Affiliated investments	(110,758,122)
Futures contracts	10,702,846
Swap contracts	(3,648,304)
Net change in unrealized appreciation (depreciation)	(104,281,234)
Net realized and unrealized gain (loss)	161,306,548
Net Increase (Decrease) in Net Assets From Operations	$295,771,369
See accompanying notes to financial statements.
BHFTI-339

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$134,464,821	$103,180,478
Net realized gain (loss)	265,587,782	(21,554,307)
Net change in unrealized appreciation (depreciation)	(104,281,234)	379,679,579
Increase (decrease) in net assets from operations	295,771,369	461,305,750
From Distributions to Shareholders
Class B	(108,185,585)	(35,313,336)
Total distributions	(108,185,585)	(35,313,336)
Increase (decrease) in net assets from capital share transactions	145,249,261	(1,098,835,964)
Total increase (decrease) in net assets	332,835,045	(672,843,550)
Net Assets
Beginning of period	5,088,465,174	5,761,308,724
End of period	$5,421,300,219	$5,088,465,174

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	40,575,695	$490,135,499	1,816,416	$19,802,001
Reinvestments	9,022,984	108,185,585	3,312,696	35,313,336
Redemptions	(37,793,957)	(453,071,823)	(104,042,511)	(1,153,951,301)
Net increase (decrease)	11,804,722	$145,249,261	(98,913,399)	$(1,098,835,964)
Increase (decrease) derived from capital shares transactions		$145,249,261		$(1,098,835,964)
See accompanying notes to financial statements.
BHFTI-340

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.67	$10.77	$10.26	$9.22	$13.24	$12.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.31	0.21	0.23	0.25	0.18	0.14
Net realized and unrealized gain (loss)	0.38	0.76	0.53 (b)	1.01	(2.95)	1.07
Total income (loss) from investment operations	0.69	0.97	0.76	1.26	(2.77)	1.21
Less Distributions
Distributions from net investment income	(0.25)	(0.07)	(0.25)	(0.22)	(0.20)	(0.24)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(1.05)	(0.49)
Total distributions	(0.25)	(0.07)	(0.25)	(0.22)	(1.25)	(0.73)
Net Asset Value, End of Period	$12.11	$11.67	$10.77	$10.26	$9.22	$13.24
Total Return (%) (c)	5.89 (d)	9.08	7.48	13.82	(21.09)	9.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (e)	0.42 (f)	0.41	0.44	0.44	0.43	0.43
Net ratio of expenses to average net assets (%) (e) (g)	0.41 (f)	0.41	0.44	0.44	0.43	0.43
Ratio of net investment income (loss) to average net assets (%) (h)	2.86 (f)(i)	1.91	2.18	2.60	1.76	1.10
Portfolio turnover rate (%)	9 (d)	4	12	5	7	7
Net assets, end of period (in millions)	$5,421.3	$5,088.5	$5,761.3	$1,289.6	$1,282.0	$1,818.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(i)	The income earned by the Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-341

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Australia — 3.9%
APA Group	615,727	$4,326,204
Aristocrat Leisure Ltd.	146,882	6,257,600
CSL Ltd.	84,139	6,701,308
Glencore PLC (a)	2,220,935	15,148,296
Northern Star Resources Ltd.	237,491	3,127,930
Qantas Airways Ltd.	922,421	6,830,527
Rio Tinto PLC	138,638	13,112,750
		55,504,615
Brazil — 1.2%
B3 SA - Brasil Bolsa Balcao	2,266,500	6,379,374
Banco Bradesco SA (ADR)	1,228,829	4,264,037
NU Holdings Ltd. - Class A (a)	437,447	5,844,292
		16,487,703
Canada — 2.2%
Alimentation Couche-Tard, Inc.	46,913	2,990,259
Constellation Software, Inc. (b)	3,737	7,035,283
RB Global, Inc. (b)	85,381	9,939,895
Toronto-Dominion Bank	96,367	11,716,923
		31,682,360
China — 0.1%
China Resources Gas Group Ltd. (b)	1,113,224	2,082,521
Denmark — 0.4%
Novonesis (Novozymes) - B Shares	100,225	6,333,593
France — 8.3%
Accor SA	119,687	6,958,390
BNP Paribas SA	211,187	24,682,916
Cie Generale des Etablissements Michelin SCA	187,361	7,236,953
Legrand SA	107,307	18,112,532
LVMH Moet Hennessy Louis Vuitton SE	24,841	13,756,168
Pernod Ricard SA	129,448	9,452,282
Thales SA	45,981	11,813,658
TotalEnergies SE	337,337	26,204,601
		118,217,500
Germany — 5.3%
Beiersdorf AG (b)	115,480	9,940,572
Deutsche Boerse AG	46,492	12,686,147
E.ON SE	445,206	9,185,537
GEA Group AG	165,079	11,323,879
Merck KGaA	50,824	8,529,420
MTU Aero Engines AG	38,621	16,063,124
Symrise AG	79,652	7,993,593
		75,722,272
Hong Kong — 2.2%
AIA Group Ltd.	1,653,228	15,163,322
CLP Holdings Ltd.	443,500	4,145,335
Techtronic Industries Co. Ltd.	732,000	12,220,465
		31,529,122
Security Description	Shares	Value
India — 1.3%
HDFC Bank Ltd.	1,558,062	$13,220,723
Reliance Industries Ltd.	402,019	5,535,815
		18,756,538
Ireland — 1.2%
Bank of Ireland Group PLC	861,788	17,177,572
Italy — 3.1%
BPER Banca SpA	1,320,145	20,721,331
Davide Campari-Milano NV (b)	1,177,294	7,329,178
Eni SpA	678,146	15,862,264
		43,912,773
Japan — 23.6%
Ajinomoto Co., Inc.	225,900	8,217,553
Daiichi Sankyo Co. Ltd.	613,900	9,851,807
Daikin Industries Ltd.	75,900	11,529,153
Disco Corp.	27,500	13,976,448
FUJIFILM Holdings Corp.	256,800	5,523,357
Fujitsu Ltd.	146,300	2,919,598
Hitachi Ltd.	1,064,600	29,584,754
Japan Airlines Co. Ltd.	185,800	3,274,241
KDDI Corp. (b)	752,600	12,695,545
Keyence Corp. (b)	30,100	15,165,187
Mitsubishi Electric Corp.	404,100	14,818,817
Mitsui & Co. Ltd.	317,000	8,828,856
Mizuho Financial Group, Inc.	893,000	42,880,993
NEC Corp.	320,200	7,773,354
Nitori Holdings Co. Ltd. (b)	187,600	2,788,312
Pan Pacific International Holdings Corp.	1,315,700	6,715,296
Renesas Electronics Corp.	314,700	9,506,435
Shimano, Inc. (b)	56,700	6,055,684
Shin-Etsu Chemical Co. Ltd.	334,400	14,582,370
SoftBank Group Corp.	196,000	7,353,455
Sompo Holdings, Inc.	350,500	13,370,041
Sony Group Corp.	715,700	14,351,669
Suzuki Motor Corp. (b)	902,600	10,864,717
Taisei Corp. (b)	109,700	9,722,366
Terumo Corp.	502,700	6,917,329
Tokyo Electron Ltd.	82,200	39,751,389
Unicharm Corp. (b)	1,334,700	7,765,379
		336,784,105
Luxembourg — 0.9%
CVC Capital Partners PLC (b)	834,894	12,132,158
Macau — 0.1%
Sands China Ltd.	1,175,200	1,963,972
Netherlands — 5.8%
Akzo Nobel NV	96,314	6,532,327
ASML Holding NV	19,457	38,587,934
ING Groep NV	718,378	22,727,586
Koninklijke KPN NV	1,827,354	9,065,277
Wolters Kluwer NV (b)	87,728	5,669,959
		82,583,083
See accompanying notes to financial statements.
BHFTI-342

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Norway — 0.8%
Aker BP ASA	351,693	$10,698,332
Portugal — 0.4%
Jeronimo Martins SGPS SA	315,726	6,047,626
South Korea — 1.6%
Samsung Electronics Co. Ltd.	61,347	13,411,500
Samsung Fire & Marine Insurance Co. Ltd.	24,609	9,854,828
		23,266,328
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	872,295	21,882,427
Cellnex Telecom SA (a)	256,586	7,683,588
		29,566,015
Sweden — 1.0%
Atlas Copco AB - A Shares	701,395	14,237,484
Switzerland — 3.1%
Cie Financiere Richemont SA - Class A	66,374	15,401,777
Lonza Group AG	6,933	4,678,852
Sika AG	31,159	6,420,105
UBS Group AG	368,981	18,278,821
		44,779,555
Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	417,468	32,056,802
Thailand — 0.3%
Advanced Info Service PCL	396,600	4,381,397
United Kingdom — 13.1%
AstraZeneca PLC	134,626	25,185,623
Babcock International Group PLC	381,292	4,815,669
Barclays PLC	3,456,061	23,209,225
Beazley PLC	377,639	6,446,959
British American Tobacco PLC	322,453	19,888,294
Burberry Group PLC (a)	182,807	2,578,495
Convatec Group PLC	2,618,119	7,470,393
Croda International PLC	167,414	6,720,382
Hiscox Ltd.	819,506	20,082,511
London Stock Exchange Group PLC	105,842	11,461,168
National Grid PLC	1,048,854	17,365,676
NatWest Group PLC	1,966,860	17,335,859
Next PLC	44,182	8,526,438
Spirax Group PLC	85,035	7,715,606
Weir Group PLC	233,633	7,455,390
		186,257,688
United States — 14.3%
Alcon AG (b)	97,309	6,579,884
Aon PLC - Class A	36,158	11,993,247
Cadence Design Systems, Inc. (a)	19,054	7,151,347
Haleon PLC	3,618,114	16,695,107
James Hardie Industries PLC (a)	345,289	9,091,499
Linde PLC	48,660	25,251,621
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Mastercard, Inc. - Class A	26,487	$13,603,723
Novartis AG	196,892	30,830,785
Qiagen NV (b)	212,047	8,216,611
Roche Holding AG	46,869	19,292,336
Schneider Electric SE	122,495	40,188,603
Spotify Technology SA (a)	17,646	8,101,808
Willis Towers Watson PLC (b)	28,039	7,328,554
		204,325,125
Total Common Stocks (Cost $1,067,549,235)		1,406,486,239

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	9,715	0

Short-Term Investments—1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $14,971,361; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $15,269,730	14,970,321	14,970,321
Total Short-Term Investments (Cost $14,970,321)		14,970,321

Securities Lending Reinvestments (c)—2.2%
Short-Term Investment Funds — 1.5%
Allspring Government Money Market Fund, Select Class, 3.570% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (d)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (d)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (d)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.560% (d)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.580% (d)	2,000,000	2,000,000
		21,000,000

Repurchase Agreements — 0.7%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $800,083; collateralized by various Common Stock with an aggregate market value of $891,668	800,000	800,000
See accompanying notes to financial statements.
BHFTI-343

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	$1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $2,040,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,445	200,000	200,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $2,039,623; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $2,080,211	2,039,414	2,039,414
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,215	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $600,063; collateralized by various Common Stock with an aggregate market value of $669,157	600,000	600,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $204,000	200,000	200,000
		9,839,414
Total Securities Lending Reinvestments (Cost $30,839,414)		30,839,414
Total Investments—101.8% (Cost $1,113,358,970)		1,452,295,974
Other assets and liabilities (net)—(1.8)%		(25,572,364)
Net Assets—100.0%		$1,426,723,610

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $77,889,517 and the collateral received consisted of cash in the amount of
$30,839,414 and non-cash collateral with a value of $52,039,432. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Banks	15.8
Semiconductors & Semiconductor Equipment	9.4
Pharmaceuticals	7.7
Insurance	5.9
Chemicals	5.2
Electrical Equipment	5.1
Capital Markets	4.3
Oil, Gas & Consumable Fuels	4.1
Machinery	3.7
Aerospace & Defense	2.3
See accompanying notes to financial statements.
BHFTI-344

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$183,944,129	$0	$282,670,452
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(30,839,414)	$—	$—	$—	$(30,839,414)
Gross amount of recognized liabilities for securities lending transactions					$(30,839,414)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$55,504,615	$—	$55,504,615
Brazil	16,487,703	—	—	16,487,703
Canada	31,682,360	—	—	31,682,360
China	—	2,082,521	—	2,082,521
Denmark	—	6,333,593	—	6,333,593
France	—	118,217,500	—	118,217,500
Germany	—	75,722,272	—	75,722,272
Hong Kong	—	31,529,122	—	31,529,122
India	—	18,756,538	—	18,756,538
Ireland	—	17,177,572	—	17,177,572
Italy	—	43,912,773	—	43,912,773
Japan	—	336,784,105	—	336,784,105
Luxembourg	—	12,132,158	—	12,132,158
Macau	—	1,963,972	—	1,963,972
Netherlands	—	82,583,083	—	82,583,083
Norway	—	10,698,332	—	10,698,332
Portugal	—	6,047,626	—	6,047,626
South Korea	—	23,266,328	—	23,266,328
Spain	—	29,566,015	—	29,566,015
Sweden	—	14,237,484	—	14,237,484
Switzerland	—	44,779,555	—	44,779,555
Taiwan	—	32,056,802	—	32,056,802
Thailand	4,381,397	—	—	4,381,397
United Kingdom	—	186,257,688	—	186,257,688
United States	73,430,300	130,894,825	—	204,325,125
Total Common Stocks	125,981,760	1,280,504,479	—	1,406,486,239
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	14,970,321	—	14,970,321
Securities Lending Reinvestments
Short-Term Investment Funds	21,000,000	—	—	21,000,000
See accompanying notes to financial statements.
BHFTI-345

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$9,839,414	$—	$9,839,414
Total Securities Lending Reinvestments	21,000,000	9,839,414	—	30,839,414
Total Investments	$146,981,760	$1,305,314,214	$—	$1,452,295,974
Collateral for Securities Loaned (Liability)	$—	$(30,839,414)	$—	$(30,839,414)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-346

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,452,295,974
Cash denominated in foreign currencies (c)	131,006
Receivable for:
Investments sold	176,323
Fund shares sold	82,006
Dividends and interest	8,606,251
Total Assets	1,461,291,560
Liabilities
Collateral for securities loaned	30,839,414
Payable for:
Investments purchased	179,934
Fund shares redeemed	493,445
Foreign taxes	1,639,506
Accrued Expenses:
Management fees	600,328
Distribution and service fees	93,213
Deferred trustees’ fees	269,684
Other expenses	452,426
Total Liabilities	34,567,950
Net Assets	$1,426,723,610
Net Assets Consist of:
Paid in surplus	$983,272,998
Distributable earnings (Accumulated losses) (d)	443,450,612
Net Assets	$1,426,723,610
Net Assets
Class A	$966,165,451
Class B	456,049,988
Class E	4,508,171
Capital Shares Outstanding*
Class A	75,171,986
Class B	35,972,636
Class E	352,271
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.85
Class B	12.68
Class E	12.80

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,113,358,970.
(b)	Includes securities loaned at value of $77,889,517.
(c)	Identified cost of cash denominated in foreign currencies was $130,943.
(d)	Includes foreign capital gains tax of $1,639,506.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$20,563,380
Interest	243,390
Securities lending income, net	95,422
Total investment income	20,902,192
Expenses
Management fees	4,966,592
Administration fees	37,137
Custodian and accounting fees	93,752
Distribution and service fees—Class B	565,718
Distribution and service fees—Class E	3,353
Audit and tax services	28,242
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	48,831
Insurance	6,145
Miscellaneous	13,765
Total expenses	5,826,524
Less management fee waiver	(1,346,400)
Net expenses	4,480,124
Net Investment Income	16,422,068
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	98,627,279
Foreign currency transactions	(229,275)
Net realized gain (loss)	98,398,004
Net change in unrealized appreciation (depreciation) on:
Investments (c)	25,664,760
Foreign currency transactions	(115,883)
Net change in unrealized appreciation (depreciation)	25,548,877
Net realized and unrealized gain (loss)	123,946,881
Net Increase (Decrease) in Net Assets From Operations	$140,368,949

(a)	Net of foreign withholding taxes of $2,291,985.
(b)	Net of foreign capital gains tax of $350,092.
(c)	Includes change in foreign capital gains tax of $360,265.
See accompanying notes to financial statements.
BHFTI-347

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,422,068	$25,911,567
Net realized gain (loss)	98,398,004	174,978,080
Net change in unrealized appreciation (depreciation)	25,548,877	84,906,393
Increase (decrease) in net assets from operations	140,368,949	285,796,040
From Distributions to Shareholders
Class A	(136,670,027)	(71,669,280)
Class B	(64,292,225)	(34,162,599)
Class E	(629,246)	(333,351)
Total distributions	(201,591,498)	(106,165,230)
Increase (decrease) in net assets from capital share transactions	84,294,425	(130,541,895)
Total increase (decrease) in net assets	23,071,876	49,088,915
Net Assets
Beginning of period	1,403,651,734	1,354,562,819
End of period	$1,426,723,610	$1,403,651,734

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	793,503	$11,380,699	833,503	$10,738,551
Reinvestments	10,685,694	136,670,027	5,621,120	71,669,280
Redemptions	(5,974,229)	(85,451,529)	(13,062,968)	(170,951,431)
Net increase (decrease)	5,504,968	$62,599,197	(6,608,345)	$(88,543,600)
Class B
Sales	655,519	$9,047,378	1,040,159	$13,057,496
Reinvestments	5,094,471	64,292,225	2,711,317	34,162,599
Redemptions	(3,703,399)	(51,907,284)	(6,970,191)	(88,859,903)
Net increase (decrease)	2,046,591	$21,432,319	(3,218,715)	$(41,639,808)
Class E
Sales	10,203	$142,006	6,458	$80,383
Reinvestments	49,391	629,246	26,248	333,351
Redemptions	(35,669)	(508,343)	(59,570)	(772,221)
Net increase (decrease)	23,925	$262,909	(26,864)	$(358,487)
Increase (decrease) derived from capital shares transactions		$84,294,425		$(130,541,895)
See accompanying notes to financial statements.
BHFTI-348

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.56	$11.95	$12.10	$11.10	$14.81	$13.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.25	0.22	0.21	0.21	0.19
Net realized and unrealized gain (loss)	1.23	2.40	0.19	1.23	(2.81)	1.46
Total income (loss) from investment operations	1.40	2.65	0.41	1.44	(2.60)	1.65
Less Distributions
Distributions from net investment income	(0.32)	(0.27)	(0.24)	(0.21)	(0.26)	(0.17)
Distributions from net realized capital gains	(1.79)	(0.77)	(0.32)	(0.23)	(0.85)	(0.53)
Total distributions	(2.11)	(1.04)	(0.56)	(0.44)	(1.11)	(0.70)
Net Asset Value, End of Period	$12.85	$13.56	$11.95	$12.10	$11.10	$14.81
Total Return (%) (b)	10.37 (c)	22.72	3.17	13.05	(17.30)	11.98
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75 (d)	0.75	0.75	0.76	0.75	0.74
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.62	0.64	0.65	0.64	0.64
Ratio of net investment income (loss) to average net assets (%)	2.43 (d)	1.94	1.76	1.83	1.81	1.31
Portfolio turnover rate (%)	13 (c)	39	20	15	20	18
Net assets, end of period (in millions)	$966.2	$945.0	$911.7	$1,039.8	$1,001.3	$1,319.7

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.39	$11.81	$11.96	$10.97	$14.65	$13.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.21	0.19	0.18	0.18	0.15
Net realized and unrealized gain (loss)	1.21	2.37	0.19	1.22	(2.79)	1.45
Total income (loss) from investment operations	1.36	2.58	0.38	1.40	(2.61)	1.60
Less Distributions
Distributions from net investment income	(0.28)	(0.23)	(0.21)	(0.18)	(0.22)	(0.14)
Distributions from net realized capital gains	(1.79)	(0.77)	(0.32)	(0.23)	(0.85)	(0.53)
Total distributions	(2.07)	(1.00)	(0.53)	(0.41)	(1.07)	(0.67)
Net Asset Value, End of Period	$12.68	$13.39	$11.81	$11.96	$10.97	$14.65
Total Return (%) (b)	10.23 (c)	22.41	2.95	12.82	(17.57)	11.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	1.00	1.00	1.01	1.00	0.99
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.87	0.89	0.90	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	2.18 (d)	1.68	1.51	1.59	1.56	1.07
Portfolio turnover rate (%)	13 (c)	39	20	15	20	18
Net assets, end of period (in millions)	$456.0	$454.2	$438.6	$475.7	$472.2	$614.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-349

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.50	$11.90	$12.05	$11.05	$14.74	$13.80
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.23	0.20	0.20	0.19	0.17
Net realized and unrealized gain (loss)	1.23	2.39	0.19	1.22	(2.79)	1.45
Total income (loss) from investment operations	1.39	2.62	0.39	1.42	(2.60)	1.62
Less Distributions
Distributions from net investment income	(0.30)	(0.25)	(0.22)	(0.19)	(0.24)	(0.15)
Distributions from net realized capital gains	(1.79)	(0.77)	(0.32)	(0.23)	(0.85)	(0.53)
Total distributions	(2.09)	(1.02)	(0.54)	(0.42)	(1.09)	(0.68)
Net Asset Value, End of Period	$12.80	$13.50	$11.90	$12.05	$11.05	$14.74
Total Return (%) (b)	10.32 (c)	22.54	3.01	12.92	(17.43)	11.80
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.90	0.90	0.91	0.90	0.89
Net ratio of expenses to average net assets (%) (e)	0.71 (d)	0.77	0.79	0.80	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	2.29 (d)	1.78	1.60	1.70	1.65	1.19
Portfolio turnover rate (%)	13 (c)	39	20	15	20	18
Net assets, end of period (in millions)	$4.5	$4.4	$4.2	$5.0	$5.2	$7.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-350

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—91.7% of Net Assets

Security Description	Shares	Value

Beverages — 1.5%
Celsius Holdings, Inc. (a) (b)	651,650	$19,080,312
Biotechnology — 6.3%
Immunovant, Inc. (a) (b)	233,819	9,009,046
ProKidney Corp. (a) (b)	1,082,616	2,208,537
Roivant Sciences Ltd. (a) (b)	1,921,802	68,012,573
		79,230,156
Building Products — 1.8%
Madison Air Solutions Corp. - Class A (b)	569,807	22,222,473
Capital Markets — 1.8%
Coinbase Global, Inc. - Class A (b)	99,267	14,511,843
Twenty One Capital, Inc. - Class A (a) (b)	1,594,550	7,893,022
		22,404,865
Entertainment — 4.0%
ROBLOX Corp. - Class A (b)	919,324	49,992,839
Financial Services — 9.2%
Affirm Holdings, Inc. (a) (b)	1,102,909	89,942,229
Federal National Mortgage Association (a) (b)	3,883,227	25,279,808
		115,222,037
Health Care Equipment & Supplies — 3.1%
Medline, Inc. - Class A (a) (b)	973,399	38,390,857
Health Care Providers & Services — 3.7%
agilon health, Inc. (a) (b)	246,726	26,444,093
HealthEquity, Inc. (a) (b)	221,210	19,979,687
		46,423,780
IT Services — 13.6%
Cloudflare, Inc. - Class A (b)	694,991	170,467,392
Machinery — 1.7%
Symbotic, Inc. (a) (b)	464,867	20,895,772
Media — 0.3%
Trade Desk, Inc. - Class A (b)	210,129	3,799,132
Passenger Airlines — 1.3%
Joby Aviation, Inc. (a) (b)	1,880,011	16,769,698
Personal Care Products — 1.4%
Oddity Tech Ltd. - Class A (a) (b)	1,138,876	17,231,194
Pharmaceuticals — 8.5%
Royalty Pharma PLC - Class A	1,900,841	106,580,155
Real Estate Management & Development — 3.5%
Opendoor Technologies, Inc. (a) (b)	9,444,547	43,633,807
Software — 15.0%
Aurora Innovation, Inc. (a) (b)	12,522,286	85,401,991
BitMine Immersion Technologies, Inc.	773,524	10,295,603
Circle Internet Group, Inc. (a) (b)	504,154	31,575,165
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Figma, Inc. - Class A (a) (b)	927,544	$16,779,271
Samsara, Inc. - Class A (a) (b)	618,701	20,064,473
Strategy, Inc. - Class A (a) (b)	265,861	23,111,297
		187,227,800
Specialty Retail — 3.1%
Chewy, Inc. - Class A (b)	1,965,912	38,630,171
Technology Hardware, Storage & Peripherals — 5.9%
IonQ, Inc. (a) (b)	1,379,284	73,460,666
Trading Companies & Distributors — 6.0%
Core & Main, Inc. - Class A (a) (b)	381,621	18,413,213
QXO, Inc. (a) (b)	3,292,225	56,889,648
		75,302,861
Total Common Stocks (Cost $1,021,976,453)		1,146,965,967

Convertible Preferred Stocks—5.0%
Software — 5.0%
Databricks, Inc. - Series H † (b) (c) (d)	196,724	43,818,304
Databricks, Inc. - Series I † (b) (c) (d)	83,793	18,664,053
Total Convertible Preferred Stocks (Cost $20,614,878)		62,482,357

Warrants—0.0%
Real Estate Management & Development — 0.0%
Opendoor Technologies, Inc. - Series A, Expires 11/20/26 (a) (b)	70,945	20,063
Opendoor Technologies, Inc. - Series K, Expires 11/20/26 (a) (b)	70,945	35,118
Opendoor Technologies, Inc. - Series Z, Expires 11/20/26 (a) (b)	70,945	17,027
Total Warrants (Cost $0)		72,208

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (b) (c) (d) (Cost $0)	60,812	0

Short-Term Investments—2.9%
Repurchase Agreement—2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $36,747,142; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $37,479,633	36,744,590	36,744,590
Total Short-Term Investments (Cost $36,744,590)		36,744,590
See accompanying notes to financial statements.
BHFTI-351

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—18.4%

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—7.7%
Allspring Government Money Market Fund, Select Class 3.570% (f)	10,000,000	$10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (f)	22,000,000	22,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	22,000,000	22,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (f)	22,000,000	22,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (f)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (f)	5,000,000	5,000,000
		96,000,000

Certificates of Deposit—1.9%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (g)	1,000,000	1,000,544
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (g)	2,000,000	2,000,494
Nordea Bank Abp
3.880%, SOFR + 0.260%, 12/22/26 (g)	2,000,000	1,998,464
3.920%, SOFR + 0.300%, 10/02/26 (g)	1,000,000	1,000,154
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (g)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (g)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (g)	2,000,000	2,000,066
3.880%, SOFR + 0.260%, 11/30/26 (g)	3,000,000	3,000,000
3.970%, SOFR + 0.350%, 09/25/26 (g)	1,000,000	1,000,338
Sumitomo Mitsui Trust Bank Ltd.
3.900%, 09/10/26	2,000,000	2,000,320
3.980%, 07/17/26	1,000,000	1,000,150
Swedbank AB
3.880%, SOFR + 0.260%, 12/14/26 (g)	1,000,000	1,000,089
Toronto-Dominion Bank
3.850%, 08/28/26	2,000,000	2,000,016
3.920%, SOFR + 0.300%, 10/16/26 (g)	2,000,000	2,000,030
		24,000,967
Commercial Paper—2.2%
Britannia Funding Co. LLC
3.850%, 09/01/26	1,000,000	992,964
3.880%, SOFR + 0.260%, 08/11/26 (g)	5,000,000	4,999,745
Concord Minutemen Capital Co. LLC
3.880%, SOFR + 0.260%, 08/12/26 (g)	5,000,000	5,000,285
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (g)	3,000,000	3,000,729
Intrepid Funding Co. LLC
3.940%, SOFR + 0.320%, 12/10/26 (g)	1,000,000	999,997
Ionic Funding LLC
3.720%, 07/01/26	3,231,807	3,231,454
3.850%, 08/04/26	2,000,000	1,992,296
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Liberty Street Funding LLC
3.820%, SOFR + 0.200%, 08/04/26 (g)	2,000,000	$1,999,999
Salisbury Receivables Co. LLC
3.850%, 09/04/26	1,000,000	992,743
3.940%, 09/23/26	2,000,000	1,980,970
Verto Capital I LLC
3.720%, 07/01/26	2,000,000	1,999,784
		27,190,966
Repurchase Agreements—6.6%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $6,700,698; collateralized by various Common Stock with an aggregate market value of $7,467,723	6,700,000	6,700,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $30,003,067; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $30,600,005	30,000,000	30,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $5,107,317; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,445	200,000	200,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,297,343; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,362,959	3,297,005	3,297,005
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $9,350,979; collateralized by various Common Stock with an aggregate market value of $10,421,582	9,350,000	9,350,000
See accompanying notes to financial statements.
BHFTI-352

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $1,700,178; collateralized by various Common Stock with an aggregate market value of $1,895,945	1,700,000	$1,700,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $8,030,256; collateralized by various Common Stock with an aggregate market value of $8,889,850	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $2,000,216; collateralized by various Common Stock with an aggregate market value of $2,223,899	2,000,000	2,000,000
		83,247,005
Total Securities Lending Reinvestments (Cost $230,439,585)		230,438,938
Total Purchased Options—0.1% (h) (Cost $5,208,191)		1,076,132
Total Investments—118.1% (Cost $1,314,983,697)		1,477,780,192
Other assets and liabilities (net)—(18.1)%		(226,774,400)
Net Assets—100.0%		$1,251,005,792

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was $62,482,357, which is 5.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $341,279,835 and the collateral received consisted of cash in the amount of $230,423,050 and non-cash collateral with a value of $126,029,516. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 5.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	196,724	$14,456,093	$43,818,304
Databricks, Inc. - Series I	09/14/23	83,793	6,158,785	18,664,053
Flipkart Ltd.	08/20/18	60,812	0	0
				$62,482,357
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$6,233,891	$402,317,581	$0	$429,477,142
See accompanying notes to financial statements.
BHFTI-353

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(230,341,084)	$—	$—	$—	$(230,341,084)
Warrants	(81,966)	—	—	—	(81,966)
Total Borrowings	$(230,423,050)	$—	$—	$—	$(230,423,050)
Gross amount of recognized liabilities for securities lending transactions					$(230,423,050)
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	6.954	07/02/27	SCB	591,405,528	USD	591,405,528	$1,253,780	$953,937	$(299,843)
USD Call/CNH Put	CNH	7.203	02/12/27	BBP	459,288,705	USD	459,288,705	1,206,736	115,741	(1,090,995)
USD Call/CNH Put	CNH	7.317	12/17/26	SCB	462,639,110	USD	462,639,110	1,309,268	6,014	(1,303,254)
USD Call/CNH Put	CNH	7.580	08/11/26	SCB	439,620,734	USD	439,620,734	1,438,407	440	(1,437,967)
Totals								$5,208,191	$1,076,132	$(4,132,059)
A security in the amount of $120,182 has been received at the custodian bank as collateral for purchased options.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,076,132

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$115,741	$—	$(115,741)	$—
Standard Chartered Bank	960,391	—	(50,000)	910,391
	$1,076,132	$—	$(165,741)	$910,391

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-354

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(3,642,188)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$1,353,490
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$1,755,356,002

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,146,965,967	$—	$—	$1,146,965,967
Total Convertible Preferred Stocks*	—	—	62,482,357	62,482,357
Total Warrants*	72,208	—	—	72,208
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	36,744,590	—	36,744,590
Securities Lending Reinvestments
Short-Term Investment Funds	96,000,000	—	—	96,000,000
Certificates of Deposit	—	24,000,967	—	24,000,967
Commercial Paper	—	27,190,966	—	27,190,966
Repurchase Agreements	—	83,247,005	—	83,247,005
Total Securities Lending Reinvestments	96,000,000	134,438,938	—	230,438,938
Total Purchased Options at Value*	—	1,076,132	—	1,076,132
Total Investments	$1,243,038,175	$172,259,660	$62,482,357	$1,477,780,192
Collateral for Securities Loaned (Liability)	$—	$(230,423,050)	$—	$(230,423,050)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2026
Convertible Preferred Stocks
Software	$59,588,940	$(6,290,710)	$3,857,724	$5,326,403	$62,482,357	$5,326,403
Escrow Shares
Broadline Retail	0	—	—	—	0	—
	$59,588,940	$(6,290,710)	$3,857,724	$5,326,403	$62,482,357	$5,326,403
See accompanying notes to financial statements.
BHFTI-355

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of June 30, 2026.
	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$62,482,357	Market Transaction Method	Precedent Transaction	$190.00	$190.00	$190.00	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	21.1x	28.9x	25.0x	Increase
			Calculated Enterprise Value/Gross Profit	28.8x	39.1x	34.0x	Increase
			Implied Premium	46.00%	69.00%	57.75%	Increase
Escrow Shares
Broadline Retail	0	Liquidation Value	Estimated Distribution Per Share	$0.00	$0.00	$0.00	Increase
	$62,482,357
See accompanying notes to financial statements.
BHFTI-356

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,477,780,192
Cash	4,604,851
Cash denominated in foreign currencies (c)	918
Receivable for:
Investments sold	3,495,617
Fund shares sold	78,670
Dividends and interest	2,551
Total Assets	1,485,962,799
Liabilities
Due to Broker	2,420
Cash collateral for purchased options	50,000
Collateral for securities loaned	230,423,050
Payable for:
Investments purchased	1,546,141
Premium on purchased options	1,253,780
Fund shares redeemed	402,873
Accrued Expenses:
Management fees	627,369
Distribution and service fees	76,038
Deferred trustees’ fees	272,672
Other expenses	302,664
Total Liabilities	234,957,007
Net Assets	$1,251,005,792
Net Assets Consist of:
Paid in surplus	$1,617,424,487
Distributable earnings (Accumulated losses)	(366,418,695)
Net Assets	$1,251,005,792
Net Assets
Class A	$870,438,909
Class B	368,491,800
Class E	12,075,083
Capital Shares Outstanding*
Class A	94,334,845
Class B	58,532,871
Class E	1,639,070
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.23
Class B	6.30
Class E	7.37

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,314,983,697.
(b)	Includes securities loaned at value of $341,279,835.
(c)	Identified cost of cash denominated in foreign currencies was $981.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends	$948,474
Interest	785,148
Securities lending income, net	638,752
Total investment income	2,372,374
Expenses
Management fees	3,880,722
Administration fees	34,419
Custodian and accounting fees	26,248
Distribution and service fees—Class B	444,763
Distribution and service fees—Class E	8,924
Audit and tax services	27,730
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	60,837
Insurance	6,209
Miscellaneous	7,844
Total expenses	4,560,685
Less management fee waiver	(140,367)
Net expenses	4,420,318
Net Investment Loss	(2,047,944)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	998,779
Purchased options	(3,642,188)
Net realized gain (loss)	(2,643,409)
Net change in unrealized appreciation (depreciation) on:
Investments	26,817,185
Purchased options	1,353,490
Foreign currency transactions	(31)
Net change in unrealized appreciation (depreciation)	28,170,644
Net realized and unrealized gain (loss)	25,527,235
Net Increase (Decrease) in Net Assets From Operations	$23,479,291
See accompanying notes to financial statements.
BHFTI-357

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,047,944)	$(5,215,971)
Net realized gain (loss)	(2,643,409)	198,950,376
Net change in unrealized appreciation (depreciation)	28,170,644	(17,628,312)
Increase (decrease) in net assets from operations	23,479,291	176,106,093
Increase (decrease) in net assets from capital share transactions	(40,020,489)	(191,545,079)
Total increase (decrease) in net assets	(16,541,198)	(15,438,986)
Net Assets
Beginning of period	1,267,546,990	1,282,985,976
End of period	$1,251,005,792	$1,267,546,990

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,277,110	$10,795,106	2,635,510	$23,374,045
Redemptions	(4,838,890)	(42,575,095)	(12,011,678)	(109,745,573)
Net increase (decrease)	(3,561,780)	$(31,779,989)	(9,376,168)	$(86,371,528)
Class B
Sales	3,653,931	$21,527,795	5,017,141	$30,435,249
Redemptions	(4,779,722)	(28,900,080)	(21,342,293)	(133,263,965)
Net increase (decrease)	(1,125,791)	$(7,372,285)	(16,325,152)	$(102,828,716)
Class E
Sales	39,992	$278,767	135,454	$952,457
Redemptions	(167,072)	(1,146,982)	(456,527)	(3,297,292)
Net increase (decrease)	(127,080)	$(868,215)	(321,073)	$(2,344,835)
Increase (decrease) derived from capital shares transactions		$(40,020,489)		$(191,545,079)
See accompanying notes to financial statements.
BHFTI-358

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.05	$7.97	$5.72	$4.05	$22.25	$47.23
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.02)	(0.01)	(0.02)	(0.12)
Net realized and unrealized gain (loss)	0.19	1.11	2.27	1.68	(13.36)	(2.34)
Total income (loss) from investment operations	0.18	1.08	2.25	1.67	(13.38)	(2.46)
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(4.82)	(22.52)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	0.00	0.00	0.00	0.00	(4.82)	(22.52)
Net Asset Value, End of Period	$9.23	$9.05	$7.97	$5.72	$4.05	$22.25
Total Return (%) (c)	1.99 (d)	13.55	39.34	41.23	(62.47)	(10.54)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68 (e)	0.67	0.68	0.69	0.68	0.65
Net ratio of expenses to average net assets (%) (f)	0.66 (e)	0.65	0.66	0.67	0.65	0.62
Ratio of net investment income (loss) to average net assets (%)	(0.26) (e)	(0.31)	(0.30)	(0.12)	(0.31)	(0.35)
Portfolio turnover rate (%)	35 (d)	69	62	62	47	94
Net assets, end of period (in millions)	$870.4	$886.0	$855.0	$710.1	$544.8	$1,436.5

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.18	$5.46	$3.93	$2.79	$18.91	$43.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.02)	(0.01)	(0.03)	(0.17)
Net realized and unrealized gain (loss)	0.14	0.75	1.55	1.15	(11.27)	(1.98)
Total income (loss) from investment operations	0.12	0.72	1.53	1.14	(11.30)	(2.15)
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(4.82)	(22.52)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	0.00	0.00	0.00	0.00	(4.82)	(22.52)
Net Asset Value, End of Period	$6.30	$6.18	$5.46	$3.93	$2.79	$18.91
Total Return (%) (c)	1.94 (d)	13.19	38.93	40.86	(62.52)	(10.78)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93 (e)	0.92	0.93	0.94	0.93	0.90
Net ratio of expenses to average net assets (%) (f)	0.91 (e)	0.90	0.91	0.92	0.90	0.87
Ratio of net investment income (loss) to average net assets (%)	(0.51) (e)	(0.56)	(0.54)	(0.37)	(0.54)	(0.60)
Portfolio turnover rate (%)	35 (d)	69	62	62	47	94
Net assets, end of period (in millions)	$368.5	$368.8	$414.7	$395.7	$298.9	$588.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-359

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$6.38	$4.59	$3.25	$20.13	$44.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.02)	(0.01)	(0.03)	(0.15)
Net realized and unrealized gain (loss)	0.15	0.88	1.81	1.35	(12.03)	(2.11)
Total income (loss) from investment operations	0.14	0.85	1.79	1.34	(12.06)	(2.26)
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(4.82)	(22.52)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	0.00	0.00	0.00	0.00	(4.82)	(22.52)
Net Asset Value, End of Period	$7.37	$7.23	$6.38	$4.59	$3.25	$20.13
Total Return (%) (c)	1.94 (d)	13.32	39.00	41.23	(62.53)	(10.69)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (e)	0.82	0.83	0.84	0.83	0.80
Net ratio of expenses to average net assets (%) (f)	0.81 (e)	0.80	0.81	0.82	0.80	0.77
Ratio of net investment income (loss) to average net assets (%)	(0.41) (e)	(0.46)	(0.45)	(0.27)	(0.46)	(0.50)
Portfolio turnover rate (%)	35 (d)	69	62	62	47	94
Net assets, end of period (in millions)	$12.1	$12.8	$13.3	$12.7	$9.7	$26.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-360

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—13.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.2%
Axon Enterprise, Inc. (a)	956	$535,943
General Dynamics Corp.	2,697	955,385
Honeywell Aerospace, Inc. (a)	487	107,666
Northrop Grumman Corp.	1,613	821,517
Singapore Technologies Engineering Ltd.	51,800	417,955
		2,838,466
Air Freight & Logistics — 0.1%
Deutsche Post AG	14,010	850,123
Expeditors International of Washington, Inc.	1,260	205,355
		1,055,478
Automobile Components — 0.0%
Bridgestone Corp.	13,400	282,137
Sumitomo Electric Industries Ltd.	4,400	81,218
		363,355
Automobiles — 0.0%
Honda Motor Co. Ltd.	20,700	187,526
Subaru Corp.	14,300	210,721
Toyota Motor Corp.	9,000	150,932
		549,179
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA	23,988	601,764
Bank Hapoalim BM	31,783	733,019
Bank Leumi Le-Israel BM	61,744	1,381,272
Bank of Nova Scotia	13,826	1,201,714
BOC Hong Kong Holdings Ltd.	69,500	376,941
DBS Group Holdings Ltd.	2,200	111,159
Erste Group Bank AG	4,364	584,659
ING Groep NV	42,338	1,339,463
Intesa Sanpaolo SpA	231,786	1,587,733
JPMorgan Chase & Co.	441	144,352
KBC Group NV	2,042	278,530
Mizrahi Tefahot Bank Ltd.	7,660	506,445
NatWest Group PLC	214,483	1,890,448
Oversea-Chinese Banking Corp. Ltd.	22,000	423,209
Standard Chartered PLC	63,634	1,724,784
		12,885,492
Beverages — 0.2%
Coca-Cola Co.	10,859	882,511
Coca-Cola Europacific Partners PLC	1,408	140,898
Keurig Dr. Pepper, Inc.	32,270	1,056,197
PepsiCo, Inc.	6,494	879,288
		2,958,894
Biotechnology — 0.2%
AbbVie, Inc.	2,358	593,367
Amgen, Inc.	547	198,080
CSL Ltd.	1,397	111,265
Genmab AS (a)	1,093	299,413
Gilead Sciences, Inc.	4,287	541,619
Security Description	Shares	Value
Biotechnology—(Continued)
Moderna, Inc. (a)	9,993	$699,810
		2,443,554
Broadline Retail — 0.2%
Dollarama, Inc.	1,861	246,191
eBay, Inc.	1,624	181,482
Next PLC	12,663	2,443,762
		2,871,435
Building Products — 0.1%
Geberit AG	645	430,411
Johnson Controls International PLC	1,268	185,268
		615,679
Capital Markets — 0.1%
Bank of New York Mellon Corp.	1,089	157,480
Cboe Global Markets, Inc.	465	112,842
Coinbase Global, Inc. - Class A (a)	1,428	208,759
Nasdaq, Inc.	2,016	158,901
Northern Trust Corp.	1,121	194,875
S&P Global, Inc.	456	185,711
Singapore Exchange Ltd.	16,800	314,277
TMX Group Ltd.	1,981	64,853
		1,397,698
Chemicals — 0.3%
Air Liquide SA	1,805	357,451
Air Products & Chemicals, Inc.	615	180,306
Corteva, Inc.	32,177	2,725,070
Ecolab, Inc.	936	260,779
		3,523,606
Commercial Services & Supplies — 0.2%
Brambles Ltd.	34,157	461,152
Republic Services, Inc.	3,354	714,670
Secom Co. Ltd.	3,000	119,216
Veralto Corp.	2,278	202,013
Waste Management, Inc.	2,932	653,484
		2,150,535
Communications Equipment — 0.1%
Cisco Systems, Inc.	4,105	482,173
Telefonaktiebolaget LM Ericsson - B Shares	39,925	445,649
		927,822
Construction Materials — 0.1%
Heidelberg Materials AG	2,346	447,513
Holcim AG	9,906	896,851
		1,344,364
Consumer Staples Distribution & Retail — 0.1%
Empire Co. Ltd. - Class A	4,801	168,141
George Weston Ltd.	1,617	116,066
Koninklijke Ahold Delhaize NV	10,761	433,080
Metro, Inc.	7,083	452,872
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-361

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Tesco PLC	89,762	$548,090
		1,718,249
Containers & Packaging — 0.5%
Amcor PLC	67,494	2,925,865
Avery Dennison Corp.	1,156	187,677
CCL Industries, Inc. - Class B	3,845	250,694
International Paper Co.	5,823	221,856
Packaging Corp. of America	10,444	2,488,596
		6,074,688
Diversified Consumer Services — 0.0%
Pearson PLC	15,360	243,882
Diversified REITs — 0.1%
Land Securities Group PLC	84,092	726,616
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	55,703	1,153,052
Comcast Corp. - Class A	51,135	1,255,364
Deutsche Telekom AG	28,545	777,969
Elisa OYJ	3,867	162,356
Koninklijke KPN NV	37,862	187,829
Orange SA	22,370	421,947
Singapore Telecommunications Ltd.	21,200	72,646
Swisscom AG	872	672,962
Verizon Communications, Inc.	26,447	1,119,766
		5,823,891
Electric Utilities — 0.5%
Alliant Energy Corp.	3,413	260,378
Constellation Energy Corp.	7,916	1,966,097
Duke Energy Corp.	22,631	2,864,632
Fortis, Inc.	2,458	140,816
Hydro One Ltd.	3,223	132,942
Power Assets Holdings Ltd.	150,000	1,094,539
Southern Co.	1,966	188,166
		6,647,570
Electrical Equipment — 0.4%
ABB Ltd.	15,377	1,668,421
AMETEK, Inc.	1,074	259,844
Emerson Electric Co.	1,251	179,081
Fuji Electric Co. Ltd.	15,400	1,303,159
GE Vernova, Inc.	168	197,376
Generac Holdings, Inc. (a)	665	194,719
Prysmian SpA	9,243	1,552,683
		5,355,283
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. - Class A	2,236	394,251
Corning, Inc.	1,746	445,981
Keysight Technologies, Inc. (a)	1,109	388,228
Kyocera Corp.	27,200	603,052
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Teledyne Technologies, Inc. (a)	993	$662,232
		2,493,744
Entertainment — 0.1%
Electronic Arts, Inc.	3,702	759,058
Warner Bros Discovery, Inc. (a)	25,542	680,950
		1,440,008
Financial Services — 0.1%
Berkshire Hathaway, Inc. - Class B (a)	1,009	504,894
Block, Inc. (a)	2,572	195,472
Fiserv, Inc. (a)	11,029	540,972
Jack Henry & Associates, Inc.	1,127	155,233
		1,396,571
Food Products — 0.7%
Conagra Brands, Inc.	13,462	181,199
Danone SA	3,442	282,290
General Mills, Inc.	39,474	1,373,695
Hershey Co.	4,468	783,911
Hormel Foods Corp.	42,804	1,062,395
J.M. Smucker Co.	7,001	787,613
McCormick & Co., Inc.	20,900	1,053,778
Mondelez International, Inc. - Class A	13,454	778,179
Saputo, Inc.	3,743	108,417
Tyson Foods, Inc. - Class A	17,218	985,730
Wilmar International Ltd.	345,800	968,404
		8,365,611
Gas Utilities — 0.1%
Osaka Gas Co. Ltd.	26,300	884,674
Tokyo Gas Co. Ltd.	3,400	127,847
		1,012,521
Ground Transportation — 0.1%
CSX Corp.	4,008	190,500
East Japan Railway Co.	4,300	90,129
FedEx Freight Holding Co., Inc. (a)	3,196	482,596
Hankyu Hanshin Holdings, Inc.	3,900	102,565
MTR Corp. Ltd.	113,500	442,862
Norfolk Southern Corp.	580	182,462
Union Pacific Corp.	653	177,616
		1,668,730
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	7,291	661,585
Becton Dickinson & Co.	1,698	256,958
Boston Scientific Corp. (a)	11,232	479,382
Cooper Cos., Inc. (a)	8,372	600,356
Medtronic PLC	7,398	578,746
Solventum Corp. (a)	5,473	422,242
Sonova Holding AG	5,878	1,396,038
STERIS PLC	2,699	568,328
Stryker Corp.	1,493	470,056
		5,433,691
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-362

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services — 0.1%
Elevance Health, Inc.	465	$179,830
Henry Schein, Inc. (a)	3,861	322,471
NMC Health PLC (a) (b) (c)	1,427	0
Quest Diagnostics, Inc.	980	207,711
UnitedHealth Group, Inc.	1,261	524,109
		1,234,121
Hotels, Restaurants & Leisure — 0.3%
Booking Holdings, Inc.	1,100	196,064
DoorDash, Inc. - Class A (a)	4,107	757,865
McDonald's Corp.	3,874	1,047,181
Restaurant Brands International, Inc.	3,229	234,209
Yum! Brands, Inc.	6,667	1,065,787
		3,301,106
Household Durables — 0.1%
Garmin Ltd.	3,338	792,908
Sekisui House Ltd.	5,300	110,276
		903,184
Household Products — 0.1%
Church & Dwight Co., Inc.	3,184	308,466
Colgate-Palmolive Co.	2,072	189,961
Kimberly-Clark Corp.	1,904	209,002
Procter & Gamble Co.	5,978	876,614
		1,584,043
Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd.	11,000	93,495
Honeywell International, Inc.	2,109	472,205
Jardine Matheson Holdings Ltd.	7,100	438,821
Keppel Ltd.	50,100	426,798
		1,431,319
Insurance — 0.9%
Aflac, Inc.	1,359	159,343
Allianz SE	1,245	589,187
Allstate Corp.	3,473	826,366
Aon PLC - Class A	568	188,400
Arthur J Gallagher & Co.	2,870	658,866
Assurant, Inc.	2,343	629,166
Aviva PLC	38,952	336,086
AXA SA	3,003	150,501
Chubb Ltd.	1,820	620,147
Cincinnati Financial Corp.	4,202	777,958
Erie Indemnity Co. - Class A	3,804	912,009
Everest Group Ltd.	2,110	753,755
Generali	11,663	567,929
Intact Financial Corp.	362	74,713
Japan Post Holdings Co. Ltd.	7,600	101,888
Loews Corp.	1,451	164,268
Manulife Financial Corp.	3,896	158,010
Marsh & McLennan Cos., Inc.	1,866	311,006
Medibank Pvt Ltd.	33,090	113,822
NN Group NV	1,730	151,585
Security Description	Shares	Value
Insurance—(Continued)
Progressive Corp.	3,102	$677,632
Travelers Cos., Inc.	2,018	666,182
Tryg AS	28,931	658,743
W.R. Berkley Corp.	9,151	645,420
		10,892,982
Interactive Media & Services — 0.0%
Alphabet, Inc. - Class A	459	164,033
IT Services — 0.2%
Accenture PLC - Class A	4,285	533,225
CGI, Inc.	14,413	931,599
Cognizant Technology Solutions Corp. - Class A	14,496	561,430
International Business Machines Corp.	1,465	411,973
		2,438,227
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	6,400	149,563
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. (a)	1,156	262,169
Danaher Corp.	1,077	205,147
Thermo Fisher Scientific, Inc.	385	193,024
		660,340
Machinery — 0.2%
Dover Corp.	1,398	313,543
IDEX Corp.	871	197,674
Illinois Tool Works, Inc.	962	260,192
Komatsu Ltd.	10,100	395,320
Otis Worldwide Corp.	2,822	202,055
Volvo AB - B Shares	43,415	1,475,985
		2,844,769
Media — 0.3%
EchoStar Corp. - Class A (a)	4,281	434,521
Fox Corp. - Class B	21,764	1,019,426
News Corp. - Class B	6,118	171,671
Omnicom Group, Inc.	2,475	180,254
Paramount Skydance Corp. - Class B	69,238	682,687
Trade Desk, Inc. - Class A (a)	32,800	593,024
		3,081,583
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd.	2,715	421,842
Antofagasta PLC	17,673	897,636
Barrick Mining Corp.	14,659	539,021
BHP Group Ltd.	41,600	1,736,333
Kinross Gold Corp.	16,998	402,463
Newmont Corp.	1,583	147,852
Wheaton Precious Metals Corp.	3,741	420,828
		4,565,975
Multi-Utilities — 0.3%
Ameren Corp.	28,197	3,187,389
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-363

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities—(Continued)
Canadian Utilities Ltd. - Class A	3,906	$145,196
DTE Energy Co.	1,280	195,034
Public Service Enterprise Group, Inc.	2,366	192,024
Sempra	1,980	183,566
		3,903,209
Oil, Gas & Consumable Fuels — 1.2%
APA Corp.	34,868	1,135,651
BP PLC	164,771	1,014,070
Chevron Corp.	8,691	1,440,620
ConocoPhillips	15,283	1,588,821
ENEOS Holdings, Inc.	50,700	373,227
EOG Resources, Inc.	10,475	1,358,922
Equinor ASA	20,819	654,197
Exxon Mobil Corp.	10,628	1,453,060
Kinder Morgan, Inc.	5,509	176,123
Occidental Petroleum Corp.	26,823	1,302,793
Phillips 66 Co.	8,032	1,357,810
Shell PLC	10,999	426,039
Texas Pacific Land Corp.	1,750	765,870
TotalEnergies SE	3,105	241,199
Tourmaline Oil Corp.	7,698	321,869
Williams Cos., Inc.	12,789	950,734
		14,561,005
Paper & Forest Products — 0.1%
UPM-Kymmene OYJ	45,724	1,212,912
Personal Care Products — 0.2%
Beiersdorf AG	2,586	222,604
L'Oreal SA	3,484	1,528,531
Unilever PLC	1,763	105,821
		1,856,956
Pharmaceuticals — 0.4%
Astellas Pharma, Inc.	24,700	332,062
Bristol-Myers Squibb Co.	3,243	186,862
Johnson & Johnson	1,971	500,575
Merck & Co., Inc.	4,457	572,724
Novartis AG	1,853	290,156
Novo Nordisk AS - Class B	10,516	504,503
Pfizer, Inc.	31,974	769,934
Sanofi SA	1,006	85,965
Takeda Pharmaceutical Co. Ltd.	10,638	335,856
UCB SA	807	241,642
Zoetis, Inc.	7,598	545,992
		4,366,271
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,214	719,776
Broadridge Financial Solutions, Inc.	4,494	615,453
Paychex, Inc.	6,852	673,757
RELX PLC	11,418	359,644
Wolters Kluwer NV	13,674	883,766
		3,252,396
Security Description	Shares	Value
Real Estate Management & Development — 0.0%
Hongkong Land Holdings Ltd.	40,600	$290,517
Sino Land Co. Ltd.	116,000	152,626
		443,143
Residential REITs — 0.0%
AvalonBay Communities, Inc.	692	130,573
Equity Residential	2,333	158,481
		289,054
Retail REITs — 0.0%
Realty Income Corp.	2,881	178,507
Semiconductors & Semiconductor Equipment — 0.8%
Advantest Corp.	11,500	2,337,670
Analog Devices, Inc.	991	393,596
ASML Holding NV	1,138	2,256,929
Lasertec Corp.	3,600	1,120,108
Qnity Electronics, Inc.	2,624	428,525
Texas Instruments, Inc.	1,447	431,307
Tokyo Electron Ltd.	6,500	3,143,358
		10,111,493
Software — 0.3%
AppLovin Corp. - Class A (a)	253	130,353
Check Point Software Technologies Ltd. (a)	9,104	1,196,539
Datadog, Inc. - Class A (a)	359	93,469
Descartes Systems Group, Inc. (a)	1,562	108,186
Intuit, Inc.	1,848	482,328
Oracle Corp.	2,586	378,978
Palantir Technologies, Inc. - Class A (a)	2,826	329,710
Roper Technologies, Inc.	1,357	459,195
		3,178,758
Specialty Retail — 0.3%
AutoZone, Inc. (a)	239	763,829
Carvana Co. (a)	6,138	404,003
Home Depot, Inc.	962	339,278
Lowe's Cos., Inc.	4,602	1,014,695
Ross Stores, Inc.	862	183,477
TJX Cos., Inc.	1,874	283,911
Tractor Supply Co.	29,539	933,728
		3,922,921
Technology Hardware, Storage & Peripherals — 0.1%
Canon, Inc.	1,400	35,775
HP, Inc.	5,906	129,578
Sandisk Corp. (a)	85	193,267
Super Micro Computer, Inc. (a)	7,802	228,833
		587,453
Tobacco — 0.1%
Altria Group, Inc.	12,581	905,203
Philip Morris International, Inc.	4,722	854,257
		1,759,460
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-364

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Rights—0.0%
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors — 0.0%
ITOCHU Corp.	3,100	$35,645
Sumitomo Corp.	4,400	42,273
		77,918
Wireless Telecommunication Services — 0.1%
KDDI Corp.	3,900	65,789
T-Mobile U.S., Inc.	5,372	901,045
		966,834
Total Common Stocks (Cost $161,724,189)		168,246,147

U.S. Treasury & Government Agencies—12.8%
U.S. Treasury — 12.8%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	1,294,950	729,212
1.000%, 02/15/49 (d)	2,646,100	1,856,695
1.500%, 02/15/53 (d)	7,280,065	5,528,281
2.125%, 02/15/40 (d)	11,860,541	11,436,912
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (d)	7,764,060	7,290,290
0.125%, 07/15/30 (d)	15,582,120	14,557,636
0.125%, 01/15/31 (d)	12,789,300	11,811,402
0.125%, 07/15/31 (d)	9,937,360	9,122,740
0.375%, 07/15/27 (d)	3,089,470	3,037,774
0.500%, 01/15/28 (d)	7,679,850	7,482,984
0.875%, 01/15/29 (d)	5,590,483	5,438,157
1.125%, 01/15/33 (d)	19,000,390	17,970,252
1.250%, 04/15/28 (d)	3,329,820	3,275,689
1.375%, 07/15/33 (d)	8,769,680	8,411,891
1.625%, 10/15/29 (d)	9,522,630	9,455,400
1.750%, 01/15/34 (d)	18,412,190	17,989,223
1.875%, 07/15/34 (d)	9,549,090	9,411,390
2.125%, 04/15/29 (d)	13,992,680	14,030,720
Total U.S. Treasury & Government Agencies (Cost $163,179,611)		158,836,648

Preferred Stocks—0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Cost $247,379)	6,660	205,194

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	179	0

Security Description	Shares/ Principal Amount*	Value

Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (a) (b) (c) (Cost $1,189)	1,165	$0

Short-Term Investments—76.3%
U.S. Treasury—11.5%
U.S. Treasury Bills
3.586%, 07/09/26 (e) (f)	143,000,000	142,884,440

Short-Term Investment Funds—64.8%
BlackRock Liquidity Funds FedFund, Institutional Shares
3.540% (g)	204,722,510	204,722,510
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares
3.530% (g)	218,018,606	218,018,606
Goldman Sachs Financial Square Government Fund, Institutional Shares
3.530% (g)	212,629,139	212,629,139
State Street Institutional Treasury Plus Money Market Fund, Premier Class
3.580% (g)	169,282,414	169,282,414
Total Short-Term Investment Funds (Cost $804,652,669)		804,652,669
Total Short-Term Investments (Cost $947,538,727)		947,537,109
Total Investments—102.7% (Cost $1,272,691,095)		1,274,825,098
Other assets and liabilities (net)—(2.7)%		(33,538,250)
Net Assets—100.0%		$1,241,286,848

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $142,884,440.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-365

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$7,467,878	$108,576,629	$3 ,231,696	$69,467,253
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency Futures	09/14/26	72	USD	4,975,920	$(85,081)
Australian 10 Year Treasury Bond Futures	09/15/26	66	AUD	7,247,955	84,334
Brent Crude Oil Futures	10/30/26	38	USD	2,764,120	(171,822)
Canada Government Bond 10 Year Futures	09/18/26	3,415	CAD	413,590,650	4,810,039
Cattle Feeder Futures	09/24/26	221	USD	40,059,013	434,944
Cocoa Futures	12/15/26	141	USD	7,315,080	596,006
Coffee “C” Futures	09/18/26	204	USD	22,678,425	3,968,423
Copper Futures	09/28/26	247	USD	38,618,450	(1,019,601)
Corn Futures	12/14/26	1,475	USD	32,155,000	(262,948)
Cotton No. 2 Futures	12/08/26	37	USD	1,420,800	(62,330)
Euro-Bobl Futures	09/08/26	672	EUR	77,535,360	418,159
Euro-BTP Futures	09/08/26	511	EUR	60,987,850	663,118
Euro-Bund Futures	09/08/26	213	EUR	27,123,420	352,394
FTSE 100 Index Futures	09/18/26	383	GBP	40,373,945	251,868
Gold 100 Troy Ounces Futures	08/27/26	199	USD	80,366,150	(10,363,163)
IBEX 35 Index Futures	07/17/26	121	EUR	23,469,886	653,753
Japanese Government Bond 10 Year Futures	09/14/26	290	JPY	37,053,300,000	1,145,651
Lean Hogs Futures	10/14/26	923	USD	30,274,400	279,455
Live Cattle Futures	10/30/26	640	USD	60,582,400	(160,399)
LME Nickel Futures	09/14/26	127	USD	12,387,087	(2,109,449)
LME Primary Aluminum Futures	09/14/26	282	USD	21,759,473	(3,868,663)
LME Zinc Futures	09/14/26	236	USD	21,053,678	119,297
Low Sulphur Gas Oil Futures	09/10/26	111	USD	9,798,525	(1,315,126)
MSCI Emerging Markets Index Futures	09/18/26	1,881	USD	165,274,065	5,036,464
New York Harbor ULSD Future	11/30/26	87	USD	10,824,610	90,930
OMX Stockholm 30 Index Futures	07/17/26	1,018	SEK	327,490,600	732,810
RBOB Gasoline Futures	08/31/26	161	USD	18,467,698	(1,206,439)
Russell 2000 Index E-Mini Futures	09/18/26	1,017	USD	154,868,760	9,493,808
S&P 500 Index E-Mini Futures	09/18/26	302	USD	113,978,575	3,145,851
Silver Futures	09/28/26	110	USD	32,957,100	(3,549,306)
Soybean Futures	11/13/26	1,015	USD	58,045,313	(1,271,679)
Soybean Meal Futures	12/14/26	80	USD	2,424,800	9,338
Soybean Oil Futures	12/14/26	269	USD	10,547,490	(524,252)
TOPIX Index Futures	09/10/26	114	JPY	4,563,420,000	1,016,044
U.K. Long Gilt Bond Futures	09/28/26	418	GBP	37,289,780	775,486
U.S. Treasury Long Bond Futures	09/21/26	490	USD	55,615,000	1,116,376
U.S. Treasury Note 2 Year Futures	09/30/26	4,567	USD	941,408,552	(610,135)
U.S. Treasury Note 5 Year Futures	09/30/26	6,196	USD	663,262,438	1,817,471
WTI Crude Oil Futures	11/20/26	150	USD	10,252,500	(1,585,072)

Futures Contracts—Short
British Pound Currency Futures	09/14/26	(1,674)	USD	(138,680,438)	802,064
Canadian Dollar Currency Futures	09/15/26	(987)	USD	(69,721,680)	1,327,309
DAX Index Futures	09/18/26	(53)	EUR	(33,305,200)	(687,933)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-366

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro Currency Futures	09/14/26	(102)	USD	(14,607,038)	$143,349
Hang Seng Index Futures	07/30/26	(42)	HKD	(47,978,700)	146,992
Japanese Yen Currency Futures	09/14/26	(821)	USD	(63,494,088)	1,087,521
MSCI EAFE Index Futures	09/18/26	(446)	USD	(70,140,190)	(1,075,108)
NASDAQ 100 Index E-Mini Futures	09/18/26	(70)	USD	(42,732,900)	(1,075,919)
S&P TSX 60 Index Futures	09/17/26	(20)	CAD	(8,222,800)	(3,063)
SPI 200 Index Futures	09/17/26	(86)	AUD	(18,868,400)	201,862
Sugar No. 11 Futures	09/30/26	(262)	USD	(4,348,781)	(32,384)
U.S. Treasury Note 10 Year Futures	09/21/26	(960)	USD	(105,495,000)	(885,832)
Wheat Futures	12/14/26	(69)	USD	(2,085,525)	67,912
Net Unrealized Appreciation					$8,863,324
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (a)	$5,566,305	Unrealized depreciation on futures contracts (a)	$27,502,633
Equity	Unrealized appreciation on futures contracts (a)	20,679,452	Unrealized depreciation on futures contracts (a)	2,842,023
Foreign Exchange	Unrealized appreciation on futures contracts (a)	3,360,243	Unrealized depreciation on futures contracts (a)	85,081
Interest Rate	Unrealized appreciation on futures contracts (a)	11,183,028	Unrealized depreciation on futures contracts (a)	1,495,967
Total		$40,789,028		$31,925,704

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Futures contracts	$(43,052,457)	$44,110,369	$73,361,298	$2,573,717	$76,992,927

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Futures contracts	$14,259,822	$15,749,544	$(42,854,011)	$4,152,589	$(8,692,056)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$3,162,645,407
Futures contracts short	(412,081,243)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-367

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,420,511	$417,955	$—	$2,838,466
Air Freight & Logistics	205,355	850,123	—	1,055,478
Automobile Components	—	363,355	—	363,355
Automobiles	—	549,179	—	549,179
Banks	1,346,066	11,539,426	—	12,885,492
Beverages	2,958,894	—	—	2,958,894
Biotechnology	2,032,876	410,678	—	2,443,554
Broadline Retail	427,673	2,443,762	—	2,871,435
Building Products	185,268	430,411	—	615,679
Capital Markets	1,083,421	314,277	—	1,397,698
Chemicals	3,166,155	357,451	—	3,523,606
Commercial Services & Supplies	1,570,167	580,368	—	2,150,535
Communications Equipment	482,173	445,649	—	927,822
Construction Materials	—	1,344,364	—	1,344,364
Consumer Staples Distribution & Retail	737,079	981,170	—	1,718,249
Containers & Packaging	6,074,688	—	—	6,074,688
Diversified Consumer Services	—	243,882	—	243,882
Diversified REITs	—	726,616	—	726,616
Diversified Telecommunication Services	3,528,182	2,295,709	—	5,823,891
Electric Utilities	5,553,031	1,094,539	—	6,647,570
Electrical Equipment	831,020	4,524,263	—	5,355,283
Electronic Equipment, Instruments & Components	1,890,692	603,052	—	2,493,744
Entertainment	1,440,008	—	—	1,440,008
Financial Services	1,396,571	—	—	1,396,571
Food Products	7,114,917	1,250,694	—	8,365,611
Gas Utilities	—	1,012,521	—	1,012,521
Ground Transportation	1,033,174	635,556	—	1,668,730
Health Care Equipment & Supplies	4,037,653	1,396,038	—	5,433,691
Health Care Providers & Services	1,234,121	—	0	1,234,121
Hotels, Restaurants & Leisure	3,301,106	—	—	3,301,106
Household Durables	792,908	110,276	—	903,184
Household Products	1,584,043	—	—	1,584,043
Industrial Conglomerates	472,205	959,114	—	1,431,319
Insurance	8,223,241	2,669,741	—	10,892,982
Interactive Media & Services	164,033	—	—	164,033
IT Services	2,438,227	—	—	2,438,227
Leisure Products	—	149,563	—	149,563
Life Sciences Tools & Services	660,340	—	—	660,340
Machinery	973,464	1,871,305	—	2,844,769
Media	3,081,583	—	—	3,081,583
Metals & Mining	1,932,006	2,633,969	—	4,565,975
Multi-Utilities	3,903,209	—	—	3,903,209
Oil, Gas & Consumable Fuels	11,852,273	2,708,732	—	14,561,005
Paper & Forest Products	—	1,212,912	—	1,212,912
Personal Care Products	—	1,856,956	—	1,856,956
Pharmaceuticals	2,576,087	1,790,184	—	4,366,271
Professional Services	2,008,986	1,243,410	—	3,252,396
Real Estate Management & Development	—	443,143	—	443,143
Residential REITs	289,054	—	—	289,054
Retail REITs	178,507	—	—	178,507
Semiconductors & Semiconductor Equipment	1,253,428	8,858,065	—	10,111,493
Software	3,178,758	—	—	3,178,758
Specialty Retail	3,922,921	—	—	3,922,921
Technology Hardware, Storage & Peripherals	551,678	35,775	—	587,453
Tobacco	1,759,460	—	—	1,759,460
Trading Companies & Distributors	—	77,918	—	77,918
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-368

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$901,045	$65,789	$—	$966,834
Total Common Stocks	106,748,257	61,497,890	0	168,246,147
Total U.S. Treasury & Government Agencies*	—	158,836,648	—	158,836,648
Total Preferred Stocks*	—	205,194	—	205,194
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Short-Term Investment Funds	804,652,669	—	—	804,652,669
U.S. Treasury	—	142,884,440	—	142,884,440
Total Short-Term Investments	804,652,669	142,884,440	—	947,537,109
Total Investments	$911,400,926	$363,424,172	$0	$1,274,825,098
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$40,789,028	$—	$—	$40,789,028
Futures Contracts (Unrealized Depreciation)	(31,925,704)	—	—	(31,925,704)
Total Futures Contracts	$8,863,324	$—	$—	$8,863,324

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-369

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$1,274,825,098
Cash denominated in foreign currencies (b)	2,794,372
Receivable for:
Investments sold	1,414,932
Fund shares sold	56,344
Dividends and interest	3,552,438
Total Assets	1,282,643,184
Liabilities
Due to custodian	823
Payable for:
Investments purchased	37,991,453
Fund shares redeemed	416,185
Variation margin on futures contracts	1,313,166
Accrued Expenses:
Management fees	644,395
Distribution and service fees	255,634
Deferred trustees’ fees	372,280
Other expenses	362,400
Total Liabilities	41,356,336
Net Assets	$1,241,286,848
Net Assets Consist of:
Paid in surplus	$1,839,315,439
Distributable earnings (Accumulated losses)	(598,028,591)
Net Assets	$1,241,286,848
Net Assets
Class B	$1,241,286,848
Capital Shares Outstanding*
Class B	193,463,939
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$6.42

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,272,691,095.
(b)	Identified cost of cash denominated in foreign currencies was $2,805,256.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,019,700
Interest	22,107,750
Total investment income	24,127,450
Expenses
Management fees	4,033,240
Administration fees	45,834
Custodian and accounting fees	51,120
Distribution and service fees—Class B	1,577,206
Audit and tax services	52,467
Legal	24,861
Trustees’ fees and expenses	39,805
Shareholder reporting	32,713
Insurance	4,811
Miscellaneous	22,014
Total expenses	5,884,071
Less management fee waiver	(63,088)
Net expenses	5,820,983
Net Investment Income	18,306,467
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,684,320
Futures contracts	76,992,927
Foreign currency transactions	(47,201)
Net realized gain (loss)	85,630,046
Net change in unrealized appreciation (depreciation) on:
Investments	(5,669,039)
Futures contracts	(8,692,056)
Foreign currency transactions	(52,153)
Net change in unrealized appreciation (depreciation)	(14,413,248)
Net realized and unrealized gain (loss)	71,216,798
Net Increase (Decrease) in Net Assets From Operations	$89,523,265

(a)	Net of foreign withholding taxes of $143,405.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-370

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,306,467	$36,629,803
Net realized gain (loss)	85,630,046	108,986,381
Net change in unrealized appreciation (depreciation)	(14,413,248)	79,726,494
Increase (decrease) in net assets from operations	89,523,265	225,342,678
From Distributions to Shareholders
Class B	(111,224,633)	(127,511,120)
Total distributions	(111,224,633)	(127,511,120)
Increase (decrease) in net assets from capital share transactions	12,270,246	(87,291,251)
Total increase (decrease) in net assets	(9,431,122)	10,540,307
Net Assets
Beginning of period	1,250,717,970	1,240,177,663
End of period	$1,241,286,848	$1,250,717,970

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	470,118	$3,255,277	772,987	$4,800,166
Reinvestments	17,244,129	111,224,633	22,022,646	127,511,120
Redemptions	(14,796,657)	(102,209,664)	(35,313,307)	(219,602,537)
Net increase (decrease)	2,917,590	$12,270,246	(12,517,674)	$(87,291,251)
Increase (decrease) derived from capital shares transactions		$12,270,246		$(87,291,251)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-371

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.56	$6.11	$5.89	$6.09	$11.58	$11.82
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.18	0.22	0.19	0.17	0.02
Net realized and unrealized gain (loss)	0.39	0.94	0.02	0.09	(2.79)	0.70
Total income (loss) from investment operations	0.49	1.12	0.24	0.28	(2.62)	0.72
Less Distributions
Distributions from net investment income	(0.63)	(0.67)	(0.02)	(0.48)	(2.29)	0.00
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.58)	(0.96)
Total distributions	(0.63)	(0.67)	(0.02)	(0.48)	(2.87)	(0.96)
Net Asset Value, End of Period	$6.42	$6.56	$6.11	$5.89	$6.09	$11.58
Total Return (%) (b)	7.39 (c)	19.84	4.11	4.71	(25.66)	6.39
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93 (d)	0.93	0.92	0.91	0.91	1.07
Net ratio of expenses to average net assets (%) (e)	0.92 (d)	0.92	0.90	0.90	0.89	1.06
Ratio of net investment income (loss) to average net assets (%)	2.90 (d)	2.97	3.59	3.27	2.51	0.20
Portfolio turnover rate (%)	25 (c)	97	27	42	36	34
Net assets, end of period (in millions)	$1,241.3	$1,250.7	$1,240.2	$1,960.5	$2,117.4	$252.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-372

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
U.S. Treasury & Government Agencies—95.2% of Net Assets
Agency Sponsored Mortgage-Backed Securities—18.4%

Security Description	Principal Amount*	Value

U.S. Treasury — 95.2%
U.S. Treasury Bonds
4.875%, 08/15/45	177,000	$175,652
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (a)	17,531,800	9,268,186
0.125%, 02/15/52 (a)	7,893,336	4,083,286
0.250%, 02/15/50 (a) (b)	18,423,148	10,374,435
0.625%, 02/15/43 (a) (b)	15,791,593	11,509,572
0.750%, 02/15/42 (a) (b)	45,461,244	34,680,665
0.750%, 02/15/45 (a) (b)	29,223,570	20,744,867
0.875%, 02/15/47 (a) (b)	41,584,841	29,212,674
1.000%, 02/15/46 (a) (b)	45,279,530	33,228,571
1.375%, 02/15/44 (a) (b)	41,218,128	33,637,043
1.500%, 02/15/53 (a)	8,848,079	6,718,987
1.750%, 01/15/28 (a) (b) (c)	72,072,433	71,567,261
2.125%, 02/15/40 (a) (b)	14,224,168	13,716,116
2.125%, 02/15/41 (a) (b)	10,692,700	10,208,784
2.125%, 02/15/54 (a) (b)	11,178,531	9,758,418
2.375%, 02/15/55 (a) (b)	12,772,518	11,749,375
2.500%, 01/15/29 (a) (b)	22,112,247	22,388,690
3.375%, 04/15/32 (a) (d) (e)	3,634,990	3,912,789
3.625%, 04/15/28 (a) (b)	37,213,358	38,144,637
3.875%, 04/15/29 (a) (b)	41,171,571	43,227,042
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (a) (b)	33,535,537	31,489,167
0.125%, 07/15/30 (a) (b)	30,568,764	28,558,947
0.125%, 01/15/31 (a) (b)	27,535,916	25,430,460
0.125%, 07/15/31 (a) (b)	19,088,947	17,524,121
0.125%, 01/15/32 (a)	7,926,732	7,175,534
0.250%, 07/15/29 (a) (b)	31,946,137	30,466,471
0.500%, 01/15/28 (a) (f) (g)	13,324,337	12,982,780
0.625%, 07/15/32 (a) (b) (c)	174,792,642	161,868,430
0.750%, 07/15/28 (a) (f) (g)	6,114,289	5,977,866
0.875%, 01/15/29 (a) (b)	17,300,652	16,829,256
1.125%, 10/15/30 (a) (b)	32,745,732	31,794,208
1.125%, 01/15/33 (a) (b)	44,504,758	42,091,859
1.250%, 04/15/28 (a) (d) (f)	6,881,628	6,769,757
1.375%, 07/15/33 (a) (b) (c)	69,533,316	66,696,464
1.625%, 10/15/27 (a) (b) (c)	79,032,671	78,637,906
1.625%, 10/15/29 (a) (b) (c)	81,717,508	81,140,585
1.625%, 04/15/30 (a) (b)	56,084,896	55,399,941
1.750%, 01/15/34 (a) (b)	12,244,680	11,963,394
1.875%, 07/15/34 (a) (c)	47,851,551	47,161,521
1.875%, 07/15/35 (a) (c)	46,657,800	45,622,682
1.875%, 01/15/36 (a) (c)	25,717,209	24,975,149
2.125%, 04/15/29 (a) (b)	14,753,256	14,793,364
2.125%, 01/15/35 (a) (b)	27,547,506	27,482,561
2.375%, 10/15/28 (a) (b)	29,688,204	30,004,231
U.S. Treasury Notes
4.125%, 02/15/36	530,000	517,081
4.250%, 08/15/35	298,000	294,205
Total U.S. Treasury & Government Agencies (Cost $1,476,941,049)		1,321,954,990

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 3.9%
Federal Home Loan Mortgage Corp. REMICS
4.058%, SOFR30A + 0.464%, 01/15/47 (h)	928,454	$910,288
4.114%, SOFR30A + 0.464%, 07/15/44 (h)	566,480	556,318
4.578%, SOFR30A + 0.950%, 06/25/56 (h)	7,527,743	7,520,720
4.778%, SOFR30A + 1.150%, 08/25/55 (h)	1,046,375	1,057,463
4.778%, SOFR30A + 1.150%, 11/25/55 (h)	6,640,351	6,668,575
Federal Home Loan Mortgage Corp. STRIPS
4.158%, SOFR30A + 0.564%, 09/15/42 (h)	880,972	871,184
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
4.023%, 1M TSFR + 0.374%, 08/25/31 (h)	5,376	5,419
4.944%, 12M MTA + 1.200%, 10/25/44 (h)	523,344	485,933
4.944%, 12M MTA + 1.200%, 02/25/45 (h)	160,266	157,296
Federal National Mortgage Association REMICS
3.787%, SOFR30A + 0.174%, 12/25/36 (h)	8,098	7,944
3.877%, SOFR30A + 0.264%, 08/25/34 (h)	3,135	3,081
3.913%, SOFR30A + 0.174%, 07/25/37 (h)	56,416	55,392
4.092%, SOFR30A + 0.464%, 07/25/37 (h)	1,164	1,154
4.122%, SOFR30A + 0.494%, 07/25/37 (h)	15,636	15,521
4.658%, SOFR30A + 1.030%, 06/25/55 (h)	6,068,841	6,112,204
4.808%, SOFR30A + 1.180%, 08/25/55 (h)	753,396	758,020
6.039%, 05/25/35 (h)	31,443	32,021
Federal National Mortgage Association Trust
4.092%, SOFR30A + 0.464%, 05/25/42 (h)	11,959	11,935
Government National Mortgage Association REMICS
4.389%, SOFR30A + 0.780%, 10/20/75 (h)	14,601,545	14,705,163
4.509%, SOFR30A + 0.900%, 10/20/72 (h)	2,307,871	2,335,279
4.591%, 1M TSFR + 0.944%, 08/20/66 (h)	35,503	35,683
4.709%, SOFR30A + 1.100%, 05/20/73 (h)	927,722	948,135
4.898%, 12M TSFR + 1.465%, 04/20/67 (h)	531,696	535,558
4.927%, 12M TSFR + 0.865%, 08/20/68 (h)	1,823,359	1,830,230
4.959%, SOFR30A + 1.350%, 07/20/55 (h)	8,102,267	8,192,225
		53,812,741
Agency Mortgage-Backed Securities — 14.5%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	308,169	297,297
4.500%, 09/01/52	89,678	86,518
4.500%, 08/01/53	7,408,636	7,142,514
4.500%, 10/01/53	929,555	896,140
5.893%, 1Y H15 + 2.225%, 01/01/34 (h)	7,101	7,194
Federal National Mortgage Association
3.000%, 05/01/52	307,841	269,310
4.000%, 10/01/48	342,585	325,896
4.000%, 04/01/49	123,707	116,894
4.000%, 03/01/50	146,950	138,844
4.000%, 08/01/50	201,453	190,260
4.000%, 02/01/52	460,031	433,207
4.500%, 09/01/52	419,044	403,221
4.967%, 12M MTA + 1.200%, 07/01/44 (h)	1,767	1,767
4.967%, 12M MTA + 1.200%, 09/01/44 (h)	4,881	4,879
6.225%, 1Y H15 + 2.360%, 11/01/34 (h)	62,383	63,518
Government National Mortgage Association
3.500%, 02/20/52	136,509	124,813
3.500%, 05/20/52	22,619,179	20,613,587
3.500%, 06/20/52	67,342	61,715
See accompanying notes to financial statements.
BHFTI-373

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 10/20/54	156,083	$140,483
3.500%, 12/20/54	399,877	359,903
3.500%, 02/20/55	409,740	367,869
3.500%, 04/20/55	1,523,211	1,370,863
3.500%, 05/20/55	1,178,593	1,058,081
3.500%, 06/20/55	7,908,972	7,100,203
Government National Mortgage Association, TBA
3.500%, TBA (i)	10,000,000	8,967,969
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (i)	7,200,000	6,725,250
4.500%, TBA (i)	98,900,000	94,633,906
5.000%, TBA (i)	8,300,000	8,153,453
5.500%, TBA (i)	17,000,000	17,055,781
6.000%, TBA (i)	24,000,000	24,405,000
		201,516,335
Total Agency Sponsored Mortgage-Backed Securities (Cost $254,532,417)		255,329,076

Foreign Government—9.2%
Sovereign — 9.2%
Abu Dhabi Government International Bonds
4.625%, 04/20/33 (Reg-S)	2,000,000	1,989,524
4.875%, 04/30/29 (144A)	700,000	704,625
5.000%, 04/30/34 (144A)	700,000	711,163
Brazil Government International Bonds
4.000%, 04/23/30 (EUR)	800,000	916,637
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (a)	9,180,720	6,576,004
Costa Rica Government International Bonds
5.950%, 04/27/33 (144A) (EUR)	200,000	241,654
French Republic Government Bonds OAT
0.100%, 07/25/31 (Reg-S) (EUR) (a)	2,011,024	2,192,746
0.100%, 07/25/36 (Reg-S) (EUR) (a)	6,864,242	6,754,110
0.100%, 07/25/38 (Reg-S) (EUR) (a)	123,409	115,663
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (Reg-S) (EUR) (a)	18,728,118	19,630,995
0.400%, 05/15/30 (Reg-S) (EUR) (a)	2,421,360	2,697,565
1.800%, 05/15/36 (Reg-S) (EUR) (a)	11,398,603	13,077,532
Japan Government CPI-Linked Bonds
0.005%, 03/10/34 (JPY) (a)	52,804,000	311,166
0.005%, 03/10/35 (JPY) (a)	1,035,502,500	6,015,910
0.100%, 03/10/28 (JPY) (a)	1,776,945,740	10,961,027
0.100%, 03/10/29 (JPY) (a)	2,628,903,860	16,145,410
Japan Government Thirty Year Bonds
3.400%, 12/20/55 (JPY)	1,160,000,000	6,526,164
Kuwait International Government Bonds
4.804%, 04/20/33 (144A)	2,000,000	1,992,094
Mexico Government International Bonds
5.850%, 07/02/32	400,000	403,920
6.625%, 01/29/38	300,000	307,050
Security Description	Principal Amount*	Value

Sovereign—(Continued)
U.K. Gilts
4.000%, 10/22/31 (Reg-S) (GBP)	22,300,000	$29,096,666
Total Foreign Government (Cost $138,470,103)		127,367,625

Asset-Backed Securities—6.4%
Asset-Backed - Home Equity — 0.9%
ACE Securities Corp. Home Equity Loan Trust
4.163%, 1M TSFR + 0.514%, 03/25/37 (h)	412,882	165,929
4.813%, 1M TSFR + 1.164%, 12/25/33 (h)	654,476	677,287
Asset-Backed Securities Corp. Home Equity Loan Trust
4.588%, 1M TSFR + 0.939%, 04/25/34 (h)	936,477	1,018,263
Citigroup Mortgage Loan Trust, Inc.
3.943%, 1M TSFR + 0.294%, 03/25/37 (h)	657,490	576,160
4.053%, 1M TSFR + 0.404%, 09/25/36 (144A) (h)	457,379	447,289
4.453%, 1M TSFR + 0.804%, 10/25/35 (h)	3,700,000	3,504,522
First NLC Trust
3.833%, 1M TSFR + 0.184%, 08/25/37 (144A) (h)	688,596	339,313
GSAA Trust
6.720%, 03/25/46 (j)	245,128	124,728
Home Equity Asset Trust
4.438%, 1M TSFR + 0.789%, 02/25/36 (h)	775,047	759,568
4.618%, 1M TSFR + 0.969%, 08/25/34 (h)	123,623	122,847
HSI Asset Securitization Corp. Trust
3.863%, 1M TSFR + 0.214%, 10/25/36 (h)	3,663	1,225
MASTR Asset-Backed Securities Trust
4.513%, 1M TSFR + 0.864%, 10/25/35 (h)	76,539	78,762
Morgan Stanley ABS Capital I, Inc. Trust
4.423%, 1M TSFR + 0.774%, 01/25/35 (h)	313,082	306,559
4.438%, 1M TSFR + 0.789%, 09/25/35 (h)	786,039	750,844
New Century Home Equity Loan Trust
4.528%, 1M TSFR + 0.879%, 02/25/35 (h)	244,395	241,198
Residential Asset Securities Corporation Trust
4.223%, 1M TSFR + 0.344%, 06/25/36 (h)	2,015,190	1,986,182
Soundview Home Loan Trust
3.943%, 1M TSFR + 0.294%, 07/25/37 (h)	232,029	209,685
3.963%, 1M TSFR + 0.314%, 06/25/37 (h)	1,572,423	1,114,628
		12,424,989
Asset-Backed - Other — 5.2%
AlbaCore Euro CLO IV DAC
3.194%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (h)	980,003	1,120,664
Arbor Realty Commercial Real Estate Notes Ltd.
5.043%, SOFR30A + 1.450%, 01/15/37 (144A) (h)	634,721	634,721
ARES XLIV CLO Ltd.
4.803%, 3M TSFR + 1.130%, 04/15/34 (144A) (h)	700,000	700,280
Argent Securities Trust
4.083%, 1M TSFR + 0.434%, 05/25/36 (h)	212,176	49,317
Bain Capital Credit CLO Ltd.
4.727%, 3M TSFR + 1.060%, 07/24/34 (144A) (h)	3,200,000	3,198,842
Barings Euro CLO DAC
3.184%, 3M EURIBOR + 0.980%, 10/15/34 (144A) (EUR) (h)	3,299,501	3,773,516
See accompanying notes to financial statements.
BHFTI-374

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BCRED PC Static LLC
4.974%, 3M TSFR + 1.340%, 04/27/36 (144A) (h)	3,500,000	$3,499,975
BlueMountain CLO XXII Ltd.
5.015%, 3M TSFR + 1.342%, 07/15/31 (144A) (h)	50,969	50,957
Bosphorus CLO VI DAC
3.045%, 3M EURIBOR + 0.850%, 05/25/34 (144A) (EUR) (h)	4,524,047	5,161,541
CIT Mortgage Loan Trust
5.263%, 1M TSFR + 2.364%, 10/25/37 (144A) (h)	2,492,374	2,516,332
Countrywide Asset-Backed Certificates Trust
3.953%, 1M TSFR + 0.304%, 11/25/37 (h)	3,367,311	3,199,049
4.503%, 1M TSFR + 0.854%, 08/25/47 (h)	13,402	13,115
Credit-Based Asset Servicing & Securitization LLC
3.819%, 1M TSFR + 0.234%, 07/25/37 (144A) (h)	52,779	35,194
3.919%, 1M TSFR + 0.334%, 07/25/37 (144A) (h)	1,051,873	701,383
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (j)	350,389	96,483
CVC Cordatus Loan Fund XXI DAC
3.377%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (h)	1,568,567	1,794,605
CVC Cordatus Loan Fund XXXI DAC
3.627%, 3M EURIBOR + 1.220%, 06/15/37 (144A) (EUR) (h)	3,200,000	3,656,309
CVC Cordatus Opportunity Loan Fund-R DAC
3.123%, 3M EURIBOR + 0.840%, 08/15/33 (144A) (EUR) (h)	1,290,107	1,472,227
Dryden 35 Euro CLO DAC
3.220%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (h)	160,001	182,833
Dryden 44 Euro CLO DAC
3.084%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (h)	1,113,438	1,271,593
Dryden 52 Euro CLO DAC
3.143%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (h)	277,827	317,294
Dryden 64 CLO Ltd.
4.907%, 3M TSFR + 1.232%, 04/18/31 (144A) (h)	130,773	130,834
Dryden 86 CLO Ltd.
4.810%, 3M TSFR + 1.130%, 07/17/34 (144A) (h)	1,500,000	1,499,700
Dryden 95 CLO Ltd.
4.682%, 3M TSFR + 1.040%, 08/20/34 (144A) (h)	2,500,000	2,501,090
Dunedin Park CLO DAC
3.199%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (h)	1,000,000	1,142,315
Elevation CLO Ltd.
4.797%, 3M TSFR + 1.130%, 07/25/34 (144A) (h)	700,000	699,733
Ellington Loan Acquisition Trust
4.863%, 1M TSFR + 1.214%, 05/25/37 (144A) (h)	539,715	526,839
First Franklin Mortgage Loan Trust
3.883%, 1M TSFR + 0.234%, 12/25/36 (h)	6,708,658	6,097,342
4.073%, 1M TSFR + 0.424%, 07/25/36 (h)	1,039,054	1,007,495
Gallatin CLO VIII Ltd.
5.025%, 3M TSFR + 1.352%, 07/15/31 (144A) (h)	107,139	107,219
GSAMP Trust
4.498%, 1M TSFR + 0.849%, 09/25/35 (h)	51,639	51,102
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Harvest CLO XXXII DAC
3.375%, 3M EURIBOR + 1.210%, 07/25/37 (144A) (EUR) (h)	3,500,000	$3,999,100
Jamestown CLO XVIII Ltd.
4.937%, 3M TSFR + 1.270%, 07/25/35 (144A) (h)	600,000	600,019
JP Morgan Mortgage Acquisition Trust
4.183%, 1M TSFR + 0.534%, 10/25/36 (h)	5,748	5,743
Long Beach Mortgage Loan Trust
4.003%, 1M TSFR + 0.354%, 08/25/36 (h)	773,343	305,779
Madison Park Euro Funding IX DAC
3.084%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (h)	699,234	796,628
Marble Point CLO XXII Ltd.
4.887%, 3M TSFR + 1.220%, 07/25/34 (144A) (h)	1,600,000	1,599,520
MF1 LLC
5.789%, 1M TSFR + 2.150%, 06/19/37 (144A) (h)	999,306	999,541
MF1 Ltd.
4.832%, 1M TSFR + 1.194%, 10/16/36 (144A) (h)	106,697	106,693
Morgan Stanley ABS Capital I, Inc. Trust
4.738%, 1M TSFR + 1.089%, 07/25/34 (h)	29,375	32,148
4.813%, 1M TSFR + 1.164%, 06/25/35 (h)	1,218,405	1,128,617
Morgan Stanley IXIS Real Estate Capital Trust
3.813%, 1M TSFR + 0.164%, 11/25/36 (h)	478	152
Northwoods Capital XII-B Ltd.
4.854%, 3M TSFR + 1.190%, 06/15/31 (144A) (h)	78,184	78,188
OZLM XXIV Ltd.
5.097%, 3M TSFR + 1.422%, 07/20/32 (144A) (h)	25,188	25,189
Palmer Square European Loan Funding DAC
3.253%, 3M EURIBOR + 0.970%, 08/15/33 (144A) (EUR) (h)	491,661	561,846
Palmer Square Loan Funding Ltd.
4.493%, 3M TSFR + 0.820%, 01/15/33 (144A) (h)	4,412,021	4,409,373
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498%, 1M TSFR + 0.849%, 09/25/35 (h)	26,206	25,934
4.813%, 1M TSFR + 1.164%, 10/25/34 (h)	624,410	620,112
Pikes Peak CLO 4
4.883%, 3M TSFR + 1.210%, 07/15/34 (144A) (h)	4,300,000	4,302,692
Rockford Tower Europe CLO DAC
3.489%, 3M EURIBOR + 1.260%, 08/29/36 (144A) (EUR) (h)	1,500,000	1,714,087
Saxon Asset Securities Trust
4.073%, 1M TSFR + 0.424%, 09/25/37 (h)	265,189	257,719
Securitized Asset-Backed Receivables LLC Trust
4.063%, 1M TSFR + 0.414%, 07/25/36 (h)	254,005	94,783
4.083%, 1M TSFR + 0.434%, 07/25/36 (h)	2,859,478	899,725
Silver Rock CLO II Ltd.
4.715%, 3M TSFR + 1.040%, 01/20/35 (144A) (h)	1,100,000	1,098,364
Sound Point CLO IX Ltd.
5.147%, 3M TSFR + 1.472%, 07/20/32 (144A) (h)	582,088	582,115
Soundview Home Loan Trust
3.883%, 1M TSFR + 0.234%, 11/25/36 (144A) (h)	37,245	9,639
St. Paul's CLO X DAC
2.994%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (h)	691,701	788,757
U.S. Small Business Administration
5.510%, 11/01/27	66,767	66,511
See accompanying notes to financial statements.
BHFTI-375

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Venture 33 CLO Ltd.
4.995%, 3M TSFR + 1.322%, 07/15/31 (144A) (h)	11,078	$11,075
Venture 44 CLO Ltd.
4.815%, 3M TSFR + 1.140%, 10/20/34 (144A) (h)	500,000	499,614
		72,829,562
Asset-Backed - Student Loan — 0.3%
Nelnet Student Loan Trust
4.610%, 02/21/61 (144A)	3,249,624	3,189,185
SLM Student Loan Trust
4.480%, SOFR90A + 0.812%, 10/25/64 (144A) (h)	1,353,572	1,355,140
		4,544,325
Total Asset-Backed Securities (Cost $89,216,210)		89,798,876

Non-Agency Mortgage-Backed Securities—1.5%
Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust
4.123%, 1M TSFR + 0.474%, 05/25/47 (h)	89,721	83,886
Banc of America Funding Trust
5.608%, 02/20/36 (h)	75,801	72,475
Banc of America Mortgage Trust
4.779%, 06/25/35 (h)	15,316	13,691
5.042%, 09/25/35 (h)	16,280	14,567
Bear Stearns ALT-A Trust
4.083%, 1M TSFR + 0.434%, 02/25/34 (h)	28,419	27,088
4.642%, 09/25/35 (h)	340,943	174,484
Bear Stearns ARM Trust
4.590%, 03/25/35 (h)	68,825	64,175
Chase Mortgage Finance Trust
5.654%, 02/25/37 (h)	12,212	11,904
CHL Mortgage Pass-Through Trust
4.343%, 1M TSFR + 0.694%, 04/25/35 (h)	168,371	162,759
6.000%, 03/25/37	762,519	306,725
Citigroup Mortgage Loan Trust, Inc.
4.450%, 03/25/37 (h)	930,683	804,011
5.748%, 08/25/35 (h)	326	326
6.190%, 1Y H15 + 2.400%, 05/25/35 (h)	669	679
Countrywide Alternative Loan Trust
3.934%, 1M TSFR + 0.294%, 02/20/47 (h)	315,152	257,128
4.003%, 1M TSFR + 0.354%, 06/25/36 (h)	779,437	755,961
4.323%, 1M TSFR + 0.674%, 12/25/35 (h)	12,012	11,511
5.000%, 07/25/35	101,998	52,602
5.500%, 06/25/25	286,566	225,604
6.000%, 03/25/37	3,020,788	926,004
6.000%, 04/25/37	396,864	333,654
CSMC Trust
3.509%, 11/30/37 (144A) (h)	1,718,947	1,593,743
4.909%, 10/26/36 (144A) (h)	29,152	26,978
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.863%, 1M TSFR + 0.214%, 10/25/36 (h)	6,768	5,727
6.369%, 10/25/36 (j)	118,202	102,807
6.386%, 10/25/36 (j)	118,202	102,806
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Eurosail-U.K. PLC
4.816%, SONIA + 1.069%, 06/13/45 (Reg-S) (GBP) (h)	165,139	$218,972
First Horizon Alternative Mortgage Securities Trust
5.315%, 06/25/34 (h)	33,688	33,757
GreenPoint Mortgage Funding Trust
4.123%, 1M TSFR + 0.474%, 09/25/46 (h)	213,677	202,461
4.303%, 1M TSFR + 0.654%, 11/25/45 (h)	41,321	40,193
GreenPoint MTA Trust
4.203%, 1M TSFR + 0.554%, 06/25/45 (h)	51,593	44,369
GSR Mortgage Loan Trust
4.027%, 05/25/35 (h)	93,718	68,669
4.440%, 11/25/35 (h)	84,345	71,635
4.837%, 09/25/35 (h)	27,665	26,543
5.147%, 12/25/34 (h)	110,709	104,201
6.449%, 01/25/35 (h)	18,749	17,963
HarborView Mortgage Loan Trust
4.134%, 1M TSFR + 0.494%, 09/19/37 (h)	11,997	10,610
4.194%, 1M TSFR + 0.554%, 05/19/35 (h)	20,542	19,979
4.314%, 1M TSFR + 0.674%, 02/19/36 (h)	65,212	26,083
4.654%, 1M TSFR + 1.014%, 06/20/35 (h)	102,081	96,379
IndyMac INDA Mortgage Loan Trust
4.755%, 11/25/35 (h)	13,604	16,045
JP Morgan Mortgage Trust
3.927%, 07/27/37 (144A) (h)	165,193	152,702
4.834%, 07/25/35 (h)	21,721	20,772
5.088%, 08/25/35 (h)	50,872	42,506
5.114%, 02/25/35 (h)	28,985	28,282
5.172%, 09/25/35 (h)	7,063	6,855
5.923%, 08/25/35 (h)	33,217	32,895
6.186%, 07/25/35 (h)	6,279	6,282
Lehman XS Trust
4.303%, 1M TSFR + 0.654%, 12/25/35 (h)	46,319	44,562
6.063%, 1M TSFR + 2.414%, 12/25/37 (h)	1,420,069	1,469,993
MASTR Adjustable Rate Mortgages Trust
4.666%, 12/25/33 (h)	10,260	9,509
5.370%, 11/21/34 (h)	20,203	20,069
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440%, 1M TSFR + 0.814%, 11/15/31 (h)	16,470	16,062
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180%, 1M TSFR + 0.554%, 12/15/30 (h)	2,095	2,058
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (h)	199,731	194,790
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (h)	2,151,544	2,077,443
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
4.813%, 1M TSFR + 1.164%, 04/25/35 (h)	642,630	641,870
RALI Trust
4.063%, 1M TSFR + 0.414%, 08/25/35 (h)	36,591	24,753
4.655%, 10/25/37 (h)	513,945	405,107
5.104%, 12M MTA + 1.360%, 09/25/45 (h)	32,532	28,048
Reperforming Loan Trust REMICS
4.103%, 1M TSFR + 0.454%, 06/25/35 (144A) (h)	10,998	10,819
See accompanying notes to financial statements.
BHFTI-376

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Asset Securitization Trust
6.500%, 09/25/36	261,593	$71,429
Sequoia Mortgage Trust
4.154%, 1M TSFR + 0.514%, 07/20/36 (h)	106,597	91,047
4.454%, 1M TSFR + 0.814%, 10/19/26 (h)	5,844	5,838
Structured Adjustable Rate Mortgage Loan Trust
5.144%, 12M MTA + 1.400%, 01/25/35 (h)	33,837	31,603
5.923%, 02/25/34 (h)	14,532	14,077
Structured Asset Mortgage Investments II Trust
4.143%, 1M TSFR + 0.494%, 06/25/36 (h)	7,860	7,755
4.183%, 1M TSFR + 0.534%, 05/25/36 (h)	11,527	7,338
4.254%, 1M TSFR + 0.614%, 07/19/35 (h)	35,014	32,908
4.414%, 1M TSFR + 0.774%, 10/19/34 (h)	11,340	11,010
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (j)	122,134	43,732
Towd Point Mortgage Trust
4.763%, 1M TSFR + 1.114%, 10/25/59 (144A) (h)	284,477	284,706
Wachovia Mortgage Loan Trust LLC
1.492%, 1M TSFR + 0.574%, 01/25/37 (h)	1,351,120	449,651
WaMu Mortgage Pass-Through Certificates Trust
3.748%, 12M MTA + 0.810%, 12/25/46 (h)	22,881	20,600
3.966%, 11/25/36 (h)	2,711,176	2,474,500
4.514%, 12M MTA + 0.770%, 05/25/47 (h)	117,311	101,271
4.679%, 12/25/35 (h)	19,414	18,110
4.744%, 12M MTA + 1.000%, 02/25/46 (h)	44,480	41,337
4.744%, 12M MTA + 1.000%, 08/25/46 (h)	1,195,623	1,130,826
4.792%, 12M MTA + 1.048%, 07/25/46 (h)	219,433	202,904
4.944%, 12M MTA + 1.200%, 11/25/42 (h)	3,126	3,036
5.244%, 12M MTA + 1.500%, 11/25/46 (h)	85,074	74,727
Wells Fargo Mortgage-Backed Securities Trust
5.698%, 04/25/36 (h)	19,426	19,395
		17,502,331
Commercial Mortgage-Backed Securities — 0.2%
ACREC LLC
4.950%, 1M TSFR + 1.350%, 07/18/43 (144A) (h)	2,700,000	2,702,141
ACRES LLC
5.256%, 1M TSFR + 1.619%, 08/18/40 (144A) (h)	472,935	474,235
		3,176,376
Total Non-Agency Mortgage-Backed Securities (Cost $22,714,792)		20,678,707

Corporate Bonds & Notes—1.4%
Banks — 0.4%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (h)	1,570,000	1,584,852
Emirates NBD Bank PJSC
5.125%, 06/29/31 (144A)	1,600,000	1,599,119
First Abu Dhabi Bank PJSC
4.789%, SOFR + 1.150%, 06/03/31 (144A) (h)	1,500,000	1,498,500
Nykredit Realkredit AS
1.500%, 10/01/52 (Reg-S) (DKK)	282,289	34,015
1.500%, 10/01/53 (Reg-S) (DKK)	497,688	51,863
2.500%, 10/01/47 (Reg-S) (DKK)	4,704	677
Security Description	Principal Amount*/ Shares	Value

Banks—(Continued)
QNB Finance Ltd.
4.679%, SOFR + 1.050%, 04/27/29 (144A) (h)	1,100,000	$1,100,025
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (Reg-S) (EUR) (h)	100,000	112,921
2.125%, 1Y UKG + 1.550%, 11/15/29 (Reg-S) (GBP) (h)	100,000	124,648
7.000%, 1Y UKG + 4.200%, 09/30/27 (Reg-S) (GBP) (h)	100,000	133,415
		6,240,035
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	51,000	49,488
Credicorp Capital Sociedad Titulizadora SA
9.700%, 03/05/45 (144A) (PEN)	900,000	280,098
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	47,397	5,996
1.500%, 10/01/53 (DKK)	1,727,588	204,816
2.000%, 10/01/53 (DKK)	7,257,459	850,228
2.500%, 10/01/47 (DKK)	3,091	445
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,189	274,511
2.000%, 10/01/53 (DKK)	4,299,311	508,831
2.000%, 10/01/53 (Reg-S) (DKK)	698,388	90,067
2.500%, 10/01/47 (DKK)	803	116
Realkredit Danmark AS
1.500%, 10/01/53 (Reg-S) (DKK)	3,931,397	485,227
2.000%, 10/01/53 (Reg-S) (DKK)	562,336	66,555
2.500%, 04/01/47 (Reg-S) (DKK)	7,527	1,089
		2,817,467
Internet — 0.4%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	5,200,000	5,304,794
Investment Companies — 0.0%
Blue Owl Capital Corp.
6.450%, 09/15/28	450,000	455,800
Telecommunications — 0.4%
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	5,000,000	4,983,727
Total Corporate Bonds & Notes (Cost $20,085,808)		19,801,823

Convertible Preferred Stocks—0.1%
Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,041,300
See accompanying notes to financial statements.
BHFTI-377

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Short-Term Investments—59.5%

Security Description	Principal Amount*	Value

Repurchase Agreements—59.5%
Barclays Bank plc
Repurchase Agreement dated 06/30/26 at 3.710%, due on 07/02/26, with a maturity value of $246,925,444; collateralized by U.S.Treasury Inflation-Indexed Bond at 0.375%, maturing at 01/15/27, with a market value of $251,316,251	246,900,000	$246,900,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $5,471,798; collateralized by U.S. Treasury Inflation-Indexed Notes with rates ranging from 0.500% - 1.750%, maturing 01/15/28, and an aggregate market value of $5,580,998	5,471,418	5,471,418
JPMorgan Securities LLC
Repurchase Agreement dated 06/30/26 at 3.710%, due on 07/02/26, with a maturity value of $572,959,041; collateralized by U.S.Treasury Inflation-Indexed Bond at 2.125%, maturing at 01/15/35, with a market value of $577,676,975	572,900,000	572,900,000
Total Short-Term Investments (Cost $825,271,418)		825,271,418
Total Investments—191.7% (Cost $2,828,131,797)		2,661,243,815
Other assets and liabilities (net)—(91.7)%		(1,272,699,146)
Net Assets—100.0%		$1,388,544,669

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	All or a portion of this security has been transferred in a secured borrowing transaction.
(c)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2026, the market value of securities pledged was $301,106,199.
(d)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2026, the market value of securities pledged was $298,480.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2026, the market value of securities pledged was $159,500.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $10,885,225.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $4,759,910.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(i)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$90,192,207, which is 6.5% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $76,874,250, which is 5.5%
of net assets.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	3.730%	06/29/26	07/06/26	USD	(6,898,125)	$(6,898,125)
Deutsche Bank Securities, Inc.	3.710%	06/10/26	07/01/26	USD	(6,390,000)	(6,390,000)
Deutsche Bank Securities, Inc.	3.710%	06/04/26	07/02/26	USD	(165,248,875)	(165,248,875)
JPMorgan Securities LLC	3.720%	06/08/26	07/06/26	USD	(52,694,125)	(52,694,125)
JPMorgan Securities LLC	3.710%	06/03/26	07/01/26	USD	(17,384,000)	(17,384,000)
JPMorgan Securities LLC	3.710%	06/02/26	07/07/26	USD	(54,646,125)	(54,646,125)
Total						$(303,261,250)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
See accompanying notes to financial statements.
BHFTI-378

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement ("MRA") on a net basis as of June 30, 2026 :
Counterparty	Reverse Repurchase Agreements	Collateral Pledged/ (Received)(a)	Net Amount (b)
Deutsche Bank Securities, Inc.	$(178,537,000)	$177,072,162	$(1,464,838)
JPMorgan Securities LLC	(124,724,250)	124,034,037	(690,213)
	$(303,261,250)	$301,106,199	$(2,155,051)

(a)
Collateral with a value of $301,106,199 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,580,770,854	$116,953,233	$1 ,666,528,715	$60,074,619
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$1,423,120,969	$1,452,365,503
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of June 30, 2026:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
Barclays Bank PLC	$(1,020,034,249)	$1,011,237,809	$—	$(8,796,440)

(a)	Represents market value of borrowings as of June 30, 2026.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreement
U.S. Treasury	$(23,774,000)	$(279,487,250)	$—	$—	$(303,261,250)
Secured Borrowing Transactions
U.S. Treasury	—	(1,020,034,249)	—	—	(1,020,034,249)
Total Borrowings	$(23,774,000)	$(1,299,521,499)	$—	$—	$(1,323,295,499)
Gross amount of recognized liabilities for secured borrowings transactions					$(1,323,295,499)
See accompanying notes to financial statements.
BHFTI-379

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,612,000	BNP	07/02/26	USD	1,110,786	$5,283
AUD	928,546	SG	07/02/26	USD	640,697	2,182
AUD	1,616,000	UBSA	07/02/26	USD	1,157,481	(38,643)
BRL	656,386	BNP	07/02/26	USD	130,000	(2,850)
BRL	476,373	BNP	07/02/26	USD	92,024	255
BRL	2,295,692	BNP	08/04/26	USD	440,000	1,294
BRL	2,940,214	GSBU	07/02/26	USD	582,751	(13,196)
BRL	92,826,806	GSBU	07/02/26	USD	17,146,964	834,712
BRL	57,302,457	GSBU	10/02/26	USD	10,890,276	(29,722)
BRL	38,822,935	JPMC	07/02/26	USD	7,499,698	20,775
BRL	39,677,703	JPMC	10/02/26	USD	7,544,294	(24,165)
CAD	25,108,338	GSBU	07/02/26	USD	17,644,651	59,095
CHF	8,592,837	SG	07/02/26	USD	10,621,324	13,375
CNH	6,154,000	BOA	07/02/26	USD	910,084	(3,851)
CNH	20,580,248	DBAG	07/02/26	USD	3,025,332	5,298
COP	5,580,589,890	CBNA	08/18/26	USD	1,467,900	147,148
COP	5,563,252,283	CBNA	09/16/26	USD	1,437,013	161,752
EUR	65,162,539	SG	07/02/26	USD	74,122,388	332,322
GBP	742,000	BOA	07/02/26	USD	998,695	(14,469)
GBP	4,559,764	SG	07/02/26	USD	6,030,744	17,555
IDR	39,952,997,289	BNP	07/02/26	USD	2,232,136	2,372
IDR	20,439,985,231	BNP	09/16/26	USD	1,169,958	(33,816)
IDR	20,289,871,052	BNP	09/16/26	USD	1,158,951	(31,153)
IDR	16,557,715,856	BNP	09/16/26	USD	918,368	1,981
IDR	17,802,293,946	BNP	09/16/26	USD	979,632	9,896
IDR	7,210,775,358	BNP	12/16/26	USD	396,055	2,153
IDR	5,548,664,494	CBNA	07/02/26	USD	309,320	1,008
IDR	16,801,586,323	CBNA	07/06/26	USD	936,418	2,863
IDR	13,245,454,472	CBNA	09/16/26	USD	742,708	(6,469)
IDR	10,919,567,083	CBNA	12/16/26	USD	601,119	1,904
IDR	12,305,559,984	CBNA	12/16/26	USD	676,427	3,136
IDR	14,701,841,277	DBAG	09/16/26	USD	809,617	7,574
IDR	4,838,904,993	DBAG	12/16/26	USD	267,033	191
IDR	8,600,716,190	GSBU	07/02/26	USD	479,683	1,341
IDR	25,802,148,570	GSBU	07/02/26	USD	1,439,049	4,024
IDR	8,109,373,443	GSBU	09/16/26	USD	455,097	(4,343)
IDR	8,109,828,540	GSBU	09/16/26	USD	455,097	(4,318)
IDR	15,980,834,109	GSBU	09/16/26	USD	889,851	(1,568)
IDR	16,970,859,040	GSBU	09/16/26	USD	933,080	10,233
IDR	9,683,335,770	JPMC	07/06/26	USD	538,639	2,701
ILS	2,284,000	BOA	07/07/26	USD	774,735	(7,121)
ILS	882,000	CBNA	08/12/26	USD	296,994	(308)
INR	4,412,264	BOA	09/16/26	USD	46,426	(99)
INR	962,775	BOA	09/16/26	USD	10,099	10
INR	168,103,982	BNP	07/01/26	USD	1,781,670	(5,776)
INR	21,417,520	BNP	07/01/26	USD	220,247	6,013
INR	956,365	BNP	07/06/26	USD	10,000	100
INR	88,110,149	BNP	07/20/26	USD	913,241	16,226
INR	160,146,903	BNP	07/20/26	USD	1,662,653	26,724
INR	126,583,556	BNP	07/27/26	USD	1,332,000	2,512
INR	189,054,200	BNP	07/29/26	USD	2,000,000	(7,234)
INR	234,193,050	BNP	08/03/26	USD	2,470,000	(2,505)
INR	127,522,873	BNP	09/16/26	USD	1,342,376	(3,435)
INR	129,599,196	CBNA	07/01/26	USD	1,337,453	31,667
INR	182,350,739	DBAG	07/20/26	USD	1,890,456	33,147
See accompanying notes to financial statements.
BHFTI-380

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	40,583,549	GSBU	08/18/26	USD	423,142	$3,941
INR	40,359,155	GSBU	09/16/26	USD	423,407	348
INR	76,227,434	GSBU	09/16/26	USD	790,618	9,740
INR	92,487,823	GSBU	09/16/26	USD	958,175	12,911
INR	38,543,808	JPMC	07/01/26	USD	408,176	(989)
INR	78,154,983	JPMC	09/30/26	USD	819,415	296
JPY	222,700,000	BOA	07/02/26	USD	1,399,908	(30,247)
JPY	5,810,654,238	BBP	07/02/26	USD	35,945,897	(208,917)
KRW	546,379,768	BNP	07/06/26	USD	360,000	(7,309)
KRW	606,965,040	BNP	07/27/26	USD	396,000	(4,081)
KRW	924,042,000	BNP	07/27/26	USD	600,000	(3,343)
KRW	209,283,281	CBNA	07/15/26	USD	138,441	(3,328)
KRW	417,231,448	GSBU	07/15/26	USD	270,246	(882)
KRW	85,748,925	JPMC	07/15/26	USD	56,725	(1,366)
KRW	128,929,756	JPMC	07/15/26	USD	83,307	(71)
MXN	9,174,971	CBNA	09/17/26	USD	512,935	8,419
MXN	237,914,423	JPMC	09/17/26	USD	13,693,941	(174,809)
MXN	21,274,000	JPMC	09/17/26	USD	1,218,317	(9,453)
MXN	4,349,965	JPMC	09/17/26	USD	247,946	(766)
MXN	20,017,664	JPMC	12/16/26	USD	1,133,997	(4,617)
MXN	6,805,737	JPMC	12/16/26	USD	388,017	(4,042)
NOK	310,577	BOA	07/02/26	USD	33,547	(2,171)
NOK	797,795	BNP	08/04/26	USD	80,462	100
NOK	771,516	DBAG	07/02/26	USD	83,035	(5,092)
NOK	8,800,000	JPMC	07/02/26	USD	946,968	(57,945)
NOK	2,394,301	JPMC	08/04/26	USD	241,783	(6)
NZD	1,828,000	JPMC	07/02/26	USD	1,030,889	7,324
PLN	453,000	BOA	07/23/26	USD	119,970	447
PLN	5,401,472	CBNA	07/23/26	USD	1,478,165	(42,340)
PLN	6,514,874	CBNA	07/23/26	USD	1,748,876	(17,085)
PLN	5,479,203	DBAG	07/23/26	USD	1,476,683	(20,196)
PLN	355,330	DBAG	07/23/26	USD	95,052	(598)
PLN	5,530,782	JPMC	07/10/26	USD	1,516,176	(45,945)
PLN	2,162,928	JPMC	07/10/26	USD	594,948	(19,984)
PLN	309,000	JPMC	07/23/26	USD	81,816	323
PLN	5,492,894	UBSA	07/23/26	USD	1,503,177	(43,050)
SEK	505,688	CBNA	07/02/26	USD	54,730	(2,578)
SEK	506,191	CBNA	08/04/26	USD	52,036	262
SGD	22,304,879	SG	07/02/26	USD	17,223,845	16,641
SGD	32,676	SG	08/04/26	USD	25,270	44
THB	4,856,400	BNP	09/16/26	USD	148,196	(1,092)
THB	1,028,077	JPMC	07/06/26	USD	30,832	125
THB	18,543,955	JPMC	07/06/26	USD	554,710	3,676
TRY	6,547,446	BBP	07/01/26	USD	139,494	870
TRY	44,662,750	BBP	07/14/26	USD	936,542	11,445
TRY	58,144,895	BBP	07/20/26	USD	1,223,614	4,749
TRY	24,984,469	BBP	07/21/26	USD	517,480	9,926
TRY	33,631,561	BBP	07/28/26	USD	705,033	1,048
TRY	6,701,330	BBP	07/31/26	USD	140,327	38
TRY	14,619,449	GSBU	07/09/26	USD	307,785	3,743
TWD	3,516,649	BNP	07/15/26	USD	111,438	(964)
TWD	1,259,606	CBNA	07/15/26	USD	39,824	(254)
ZAR	11,579,147	BBP	07/21/26	USD	713,674	(7,881)
ZAR	7,602,895	BBP	07/21/26	USD	467,289	(3,864)
ZAR	12,701,805	BBP	07/21/26	USD	772,179	2,044
ZAR	3,883,986	BNP	07/21/26	USD	236,747	(3)
ZAR	8,919,766	DBAG	07/21/26	USD	551,011	(7,317)
See accompanying notes to financial statements.
BHFTI-381

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,063,686	JPMC	07/02/26	USD	1,468,562	$39,769
AUD	2,227,961	JPMC	07/02/26	USD	1,590,942	48,413
AUD	1,009,353	SG	07/02/26	USD	722,857	24,032
AUD	1,144,454	SG	08/04/26	USD	787,450	(4,447)
AUD	928,546	SG	08/04/26	USD	640,286	(2,215)
BRL	675,731	BNP	07/02/26	USD	130,000	(897)
BRL	457,028	BNP	07/02/26	USD	88,000	(532)
BRL	37,921,795	GSBU	07/02/26	USD	7,325,618	(20,293)
BRL	1,247,263	GSBU	07/02/26	USD	240,000	(1,610)
BRL	19,615	GSBU	07/02/26	USD	3,650	(150)
BRL	509,759	GSBU	07/02/26	USD	100,000	1,254
BRL	56,068,589	GSBU	07/02/26	USD	10,890,277	29,112
BRL	38,822,935	JPMC	07/02/26	USD	7,544,294	23,821
CAD	25,072,661	GSBU	08/04/26	USD	17,644,651	(59,130)
CAD	25,809,802	SG	07/02/26	USD	18,695,467	497,122
CAD	699,676	SG	08/04/26	USD	493,190	(851)
CHF	425,000	BOA	07/02/26	USD	523,819	(2,172)
CHF	641,000	JPMC	07/02/26	USD	789,077	(4,240)
CHF	768,000	JPMC	07/02/26	USD	975,793	25,298
CHF	1,023,000	JPMC	07/02/26	USD	1,300,301	34,212
CHF	5,735,651	JPMC	07/02/26	USD	7,337,952	239,374
CHF	8,561,988	SG	08/04/26	USD	10,621,324	(13,472)
CNH	9,639,832	BNP	07/02/26	USD	1,424,534	4,981
CNH	20,534,565	DBAG	08/04/26	USD	3,025,332	(5,006)
CNH	1,019,000	JPMC	07/02/26	USD	150,952	895
CNH	16,086,180	SG	07/02/26	USD	2,377,936	9,099
COP	11,300,448,048	UBSA	12/16/26	USD	2,895,769	(283,615)
DKK	16,799,462	BNP	08/04/26	USD	2,564,177	(8,343)
DKK	5,849,105	CBNA	07/02/26	USD	912,770	18,637
DKK	10,978,306	SG	07/02/26	USD	1,709,373	31,156
EUR	3,026,000	BNP	07/02/26	USD	3,505,798	48,290
EUR	62,136,539	SG	07/02/26	USD	72,484,758	1,487,555
EUR	65,162,539	SG	08/04/26	USD	74,222,934	(331,627)
GBP	16,338,682	BNP	07/02/26	USD	21,897,575	225,132
GBP	328,000	JPMC	07/02/26	USD	434,031	(1,045)
GBP	11,364,918	JPMC	08/04/26	USD	15,038,821	(35,845)
GBP	4,559,764	SG	08/04/26	USD	6,030,561	(17,605)
IDR	32,019,377,695	BNP	07/02/26	USD	1,790,000	(793)
IDR	7,933,619,594	BNP	07/02/26	USD	444,000	285
IDR	26,456,697,412	BNP	07/06/26	USD	1,480,000	957
IDR	23,986,417,000	BNP	07/27/26	USD	1,330,000	(8,598)
IDR	15,973,610,400	BNP	07/27/26	USD	888,000	(3,431)
IDR	12,409,443,000	BNP	08/03/26	USD	690,000	(2,144)
IDR	4,268,449,130	BNP	09/16/26	USD	233,321	(3,938)
IDR	7,162,060,593	BNP	09/16/26	USD	396,055	(2,043)
IDR	5,548,664,494	CBNA	07/02/26	USD	309,999	(329)
IDR	12,222,359,463	CBNA	09/16/26	USD	676,427	(2,944)
IDR	16,898,505,586	CBNA	09/16/26	USD	936,418	(2,873)
IDR	10,847,733,362	CBNA	09/16/26	USD	601,119	(1,844)
IDR	5,581,761,757	CBNA	09/16/26	USD	309,320	(938)
IDR	39,428,643,877	DBAG	09/16/26	USD	2,188,231	(3,381)
IDR	4,806,594,000	DBAG	09/16/26	USD	267,033	(138)
IDR	34,402,864,760	GSBU	07/02/26	USD	1,922,055	(2,042)
IDR	25,953,248,715	GSBU	09/16/26	USD	1,439,049	(3,543)
IDR	8,651,082,905	GSBU	09/16/26	USD	479,683	(1,181)
IDR	9,737,145,845	JPMC	09/16/26	USD	538,639	(2,593)
See accompanying notes to financial statements.
BHFTI-382

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ILS	1,914,001	BOA	08/12/26	USD	643,643	$(186)
ILS	538,000	BOA	08/12/26	USD	180,795	(177)
ILS	685,323	BBP	07/21/26	USD	231,548	1,141
ILS	4,534,840	BNP	07/21/26	USD	1,538,706	14,087
ILS	364,000	BNP	08/12/26	USD	122,063	(379)
ILS	5,056,321	CBNA	07/21/26	USD	1,740,594	40,653
ILS	2,074,411	CBNA	08/05/26	USD	735,479	37,803
ILS	3,838,425	CBNA	08/12/26	USD	1,306,420	15,256
ILS	4,627,530	JPMC	07/07/26	USD	1,551,769	(3,467)
ILS	594,026	JPMC	07/07/26	USD	198,564	(1,078)
ILS	590,890	JPMC	07/07/26	USD	198,024	(564)
ILS	3,995,337	JPMC	08/05/26	USD	1,382,328	38,597
ILS	3,067,995	JPMC	08/05/26	USD	1,070,517	38,674
ILS	2,809,521	JPMC	08/12/26	USD	949,871	4,808
ILS	1,918,122	JPMC	08/12/26	USD	653,478	8,263
INR	956,529	BOA	07/06/26	USD	10,099	(3)
INR	189,521,502	BNP	07/01/26	USD	1,970,000	(32,155)
INR	129,599,196	CBNA	07/01/26	USD	1,373,573	4,453
INR	12,526,998	CBNA	09/16/26	USD	130,347	(1,182)
INR	38,543,808	JPMC	07/01/26	USD	408,511	1,324
INR	9,333,267	JPMC	09/16/26	USD	97,833	(163)
INR	38,814,388	JPMC	09/16/26	USD	408,176	640
JPY	1,164,875,770	BOA	07/02/26	USD	7,323,361	159,083
JPY	5,795,420,367	BBP	08/04/26	USD	35,945,897	210,004
JPY	1,217,790,479	BNP	07/02/26	USD	7,658,997	169,280
JPY	485,808,439	GSBU	07/02/26	USD	3,058,049	70,205
JPY	3,164,520,092	SG	07/02/26	USD	19,919,254	456,662
KRW	2,053,396,325	BOA	07/15/26	USD	1,348,364	22,696
KRW	451,149,053	BNP	07/15/26	USD	295,826	4,565
KRW	417,290,902	GSBU	07/06/26	USD	270,246	883
KRW	128,945,585	JPMC	07/06/26	USD	83,307	72
MXN	2,639,000	BOA	09/17/26	USD	148,850	(1,107)
MXN	3,685,000	GSBU	09/17/26	USD	212,757	3,362
MXN	1,686,000	JPMC	09/17/26	USD	94,833	(972)
MXN	3,490,000	JPMC	09/17/26	USD	198,692	378
MXN	15,425,000	JPMC	09/17/26	USD	883,185	6,682
NOK	3,445,000	BOA	07/02/26	USD	348,323	290
NOK	3,245,000	BNP	07/02/26	USD	349,777	21,950
NOK	2,393,252	JPMC	07/02/26	USD	241,783	4
NZD	16,768,586	BBP	07/02/26	USD	9,916,606	392,886
NZD	190,000	JPMC	07/02/26	USD	112,254	4,344
NZD	15,130,586	SG	08/04/26	USD	8,580,873	(22,139)
SGD	18,407,341	BOA	07/02/26	USD	14,413,842	185,946
SGD	1,126,378	DBAG	07/02/26	USD	883,717	13,087
SGD	1,490,874	DBAG	07/02/26	USD	1,167,870	15,504
SGD	32,751	SG	07/02/26	USD	25,271	(44)
SGD	1,247,562	SG	07/02/26	USD	978,308	14,009
SGD	22,254,758	SG	08/04/26	USD	17,223,845	(17,417)
THB	15,807,960	BOA	09/16/26	USD	476,000	(2,836)
THB	5,305,632	BOA	09/16/26	USD	160,000	(712)
THB	19,572,032	BNP	07/06/26	USD	600,000	10,657
THB	24,078,240	BNP	09/16/26	USD	720,000	(9,349)
THB	4,760	BNP	09/16/26	USD	143	(1)
THB	1,195,773	BNP	09/16/26	USD	36,675	454
THB	23,228,743	BNP	09/16/26	USD	716,280	12,663
THB	13,352,679	CBNA	09/16/26	USD	404,467	4
THB	96,586	GSBU	09/16/26	USD	2,947	21
See accompanying notes to financial statements.
BHFTI-383

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
THB	1,181,057	GSBU	09/16/26	USD	36,385	$610
THB	18,758,997	GSBU	09/16/26	USD	577,582	9,357
THB	30,963,930	GSBU	09/16/26	USD	961,165	23,243
THB	37,340,965	GSBU	09/16/26	USD	1,159,429	28,342
THB	18,502,352	JPMC	09/16/26	USD	554,710	(5,741)
THB	1,028,077	JPMC	09/16/26	USD	30,908	(233)
THB	12,622,944	JPMC	09/16/26	USD	388,470	6,111
THB	33,329,523	JPMC	09/16/26	USD	1,034,757	25,179
THB	3,231,943	UBSA	09/16/26	USD	98,496	598
TRY	17,284	BBP	07/21/26	USD	362	(3)
TRY	173,316	GSBU	07/09/26	USD	3,684	(9)
Net Unrealized Appreciation						$4,828,115
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/16/27	559	USD	134,104,100	$(28,315)
Australian 10 Year Treasury Bond Futures	09/15/26	246	AUD	27,015,105	260,516
Euro-BTP Futures	09/08/26	224	EUR	26,734,400	267,953
Euro-Buxl 30 Year Bond Futures	09/08/26	43	EUR	4,782,460	111,356
Euro-Schatz Futures	09/08/26	355	EUR	37,615,800	33,717
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	864	USD	97,173,000	1,121,446
U.S. Treasury Ultra Long Bond Futures	09/21/26	826	USD	95,945,063	2,147,180

Futures Contracts—Short
Euro-Bobl Futures	09/08/26	(229)	EUR	(26,422,020)	(133,921)
Euro-Bund Futures	09/08/26	(56)	EUR	(7,131,040)	(56,829)
Euro-OAT Futures	09/08/26	(433)	EUR	(51,951,340)	(228,813)
Japanese Government 10 Year Bond Futures	09/14/26	(34)	JPY	(4,344,180,000)	(70,833)
U.S. Treasury Long Bond Futures	09/21/26	(1,429)	USD	(162,191,500)	(4,223,318)
U.S. Treasury Note 2 Year Futures	09/30/26	(1,181)	USD	(243,442,851)	171,000
U.S. Treasury Note 5 Year Futures	09/30/26	(1,020)	USD	(109,187,813)	(328,052)
U.S. Treasury Note 10 Year Futures	09/21/26	(45)	USD	(4,945,078)	(40,133)
Net Unrealized Depreciation					$(997,046)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Receive	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	$(186,049)	$(256,663)	$(70,614)
Call - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Receive	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(8,896)	39,137
Call - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Receive	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,821)	(451,961)	(141,140)
Call - OTC - 5 Yr. IRS	4.000%	12M SONIA	Receive	08/27/26	SG	(12,800,000)	GBP	(12,800,000)	(73,919)	(60,933)	12,986
Put - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Pay	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	(186,049)	(421,481)	(235,432)
Put - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Pay	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(41,680)	6,353
Put - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Pay	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,822)	(613,611)	(302,789)
Put - OTC - 5 Yr. IRS	4.500%	12M SONIA	Pay	08/27/26	SG	(12,800,000)	GBP	(12,800,000)	(73,919)	(19,675)	54,244
Totals									$(1,237,645)	$(1,874,900)	$(637,255)
See accompanying notes to financial statements.
BHFTI-384

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Written Options — (Continued)

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(75,088)	$307,157
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,571,062)	$(17,107)	$(4,553,955)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,445,415)	—	(1,445,415)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(3,430,678)	3,600	(3,434,278)
Pay	12M CPURNSA	Maturity	2.153%	Maturity	07/02/27	USD	14,000,000	235	—	235
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,625,496)	28,402	(1,653,898)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(767,259)	(1,137)	(766,122)
Pay	12M CPURNSA	Maturity	3.434%	Maturity	08/27/26	USD	14,900,000	(87,007)	—	(87,007)
Pay	12M CPURNSA	Maturity	3.435%	Maturity	08/01/26	USD	14,900,000	(120,820)	—	(120,820)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(93,219)	—	(93,219)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(8,259)	2,831	(11,090)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	7,040,000	(1,618,109)	(65,195)	(1,552,914)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(9,168)	—	(9,168)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	(746)	121	(867)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	8,539	512	8,027
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	21,841	717	21,124
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	35,193	(36,516)	71,709
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	198,764	—	198,764
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	138,851	—	138,851
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	405,604	20,720	384,884
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	230,184	14,422	215,762
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	122,486	5,914	116,572
Pay	12M SOFR	Annually	3.997%	Annually	11/30/30	USD	32,400,000	121,412	—	121,412
Pay	12M SOFR	Annually	4.020%	Annually	11/30/30	USD	36,770,000	169,646	—	169,646
Pay	12M SONIA	Annually	3.500%	Annually	03/18/28	GBP	28,400,000	(319,983)	(518,595)	198,612
Pay	12M SONIA	Annually	3.500%	Annually	03/18/31	GBP	11,520,000	(362,540)	(228,579)	(133,961)
Pay	12M UKRPI	Maturity	3.466%	Maturity	09/15/34	GBP	3,000,000	61,042	—	61,042
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	187,164	40,810	146,354
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(2,851,574)	—	(2,851,574)
Pay	6M EURIBOR	Annually	2.750%	Annually	09/16/36	EUR	61,040,000	(1,095,277)	(1,171,245)	75,968
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	165,481	—	165,481
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,724,533	—	1,724,533
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	2,191,757	—	2,191,757
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,840,529	9,783	2,830,746
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	176,195	—	176,195
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	201,817	—	201,817
Receive	12M HICP	Maturity	1.636%	Maturity	06/15/27	EUR	18,000,000	321,649	—	321,649
Receive	12M HICP	Maturity	2.000%	Maturity	02/15/27	EUR	4,000,000	40,971	13,538	27,433
Receive	12M HICP	Maturity	2.034%	Maturity	09/15/34	EUR	6,700,000	44,217	(19,088)	63,305
Receive	12M HICP	Maturity	2.049%	Maturity	08/15/34	EUR	9,900,000	45,314	(3,756)	49,070
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	70,302	1,001	69,301
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	37,723	—	37,723
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	5,577,907	470,283	5,107,624
Receive	12M SOFR	Annually	3.250%	Annually	06/18/34	USD	4,750,000	224,326	187,070	37,256
Receive	12M SOFR	Annually	3.325%	Annually	08/31/30	USD	50,580,000	1,097,244	228,144	869,100
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	1,112,646	240,953	871,693
Receive	12M SOFR	Annually	3.715%	Annually	08/15/35	USD	756,000	14,925	1,844	13,081
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	13,367,000	105,978	15,165	90,813
See accompanying notes to financial statements.
BHFTI-385

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.998%	Annually	11/15/53	USD	200,000	$6,133	$—	$6,133
Receive	12M SOFR	Annually	4.000%	Annually	02/15/36	USD	37,900,000	(22,397)	(143,216)	120,819
Receive	12M SOFR	Annually	4.000%	Annually	11/30/30	USD	15,070,000	(58,377)	(2,741)	(55,636)
Receive	12M SOFR	Annually	4.000%	Annually	11/30/30	USD	4,260,000	(15,657)	365	(16,022)
Receive	12M SOFR	Annually	4.010%	Annually	11/15/53	USD	15,300,000	441,407	211,803	229,604
Receive	12M SOFR	Annually	4.015%	Annually	11/15/53	USD	500,000	13,922	—	13,922
Receive	12M SOFR	Annually	4.075%	Annually	11/15/53	USD	13,891,100	253,684	102,306	151,378
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	685,524	557,192	128,332
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	169,938	148,160	21,778
Receive	12M UKRPI	Maturity	3.365%	Maturity	09/15/27	GBP	10,300,000	(8,304)	5,061	(13,365)
Receive	3M SOFR	Semi-Annually	2.237%	Semi-Annually	11/21/53	USD	13,560,000	4,915,463	—	4,915,463
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	4,058,996	—	4,058,996
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	4,233,481	—	4,233,481
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	7,379,494	—	7,379,494
Receive	6M EURIBOR	Annually	1.830%	Annually	09/17/27	EUR	18,700,000	214,081	—	214,081
Receive	6M EURIBOR	Annually	3.000%	Annually	09/16/56	EUR	18,310,000	337,846	268,532	69,314
Receive	6M EURIBOR	Annually	3.050%	Annually	01/13/56	EUR	9,140,000	69,884	389,236	(319,352)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	49,154	45,336	3,818
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	57,881	53,669	4,212
Totals								$22,070,016	$860,315	$21,209,701
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	SOFR	Maturity	07/22/26	MSB	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	$(23,389)	$—	$(23,389)
Pay	SOFR	Maturity	07/22/26	MSB	U.S. Treasury Inflation-Indexed Notes	USD	60,000,000	(3,042)	—	(3,042)
Pay	SOFR	Maturity	07/22/26	MSB	U.S. Treasury Inflation-Indexed Notes	USD	40,000,000	48,675	—	48,675
Pay	SOFR	Maturity	07/22/26	MSB	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	271,578	—	271,578
Pay	SOFR	Maturity	07/22/26	MSB	U.S. Treasury Inflation-Indexed Notes	USD	30,000,000	168,368	—	168,368
Totals								$462,190	$—	$462,190
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$6,731,506	Unrealized depreciation on forward foreign currency exchange contracts	$1,903,391
Interest Rate	OTC swap contracts at market value	488,621	OTC swap contracts at market value	26,431
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	38,328,364	Unrealized depreciation on centrally cleared swap contracts (a) (b)	17,118,663
	Unrealized appreciation on futures contracts (b) (c)	4,113,168	Unrealized depreciation on futures contracts (b) (c)	5,110,214
			Written options at value	1,949,988
Total		$49,661,659		$26,108,687

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-386

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$368,472	$(65,151)	$(290,000)	$13,321
Barclays Bank PLC	634,151	(271,241)	(290,000)	72,910
BNP Paribas SA	588,210	(176,164)	(360,000)	52,046
Citibank NA	474,965	(82,472)	(260,000)	132,493
Deutsche Bank AG	74,801	(41,728)	—	33,073
Goldman Sachs Bank USA	1,106,477	(1,106,477)	—	—
JPMorgan Chase Bank NA	582,078	(400,099)	(181,979)	—
Morgan Stanley Bank NA	488,621	(26,431)	(462,190)	—
Societe Generale Paris	2,901,754	(490,425)	(2,411,329)	—
UBS AG	598	(598)	—	—
	$7,220,127	$(2,660,786)	$(4,255,498)	$303,843
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$65,151	$(65,151)	$—	$—
Barclays Bank PLC	271,241	(271,241)	—	—
BNP Paribas SA	176,164	(176,164)	—	—
Citibank NA	82,472	(82,472)	—	—
Deutsche Bank AG	41,728	(41,728)	—	—
Goldman Sachs Bank USA	1,960,791	(1,106,477)	—	854,314
JPMorgan Chase Bank NA	400,099	(400,099)	—	—
Morgan Stanley Bank NA	26,431	(26,431)	—	—
Societe Generale Paris	490,425	(490,425)	—	—
UBS AG	365,308	(598)	(298,480)	66,230
	$3,879,810	$(2,660,786)	$(298,480)	$920,544

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$1,256,305	$1,256,305
Futures contracts	3,365,974	—	—	3,365,974
Swap contracts	4,005,332	—	—	4,005,332
Written options	—	5,640	—	5,640
	$7,371,306	$5,640	$1,256,305	$8,633,251

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$5,472,194	$5,472,194
Futures contracts	(675,468)	—	(675,468)
Swap contracts	(5,536,307)	—	(5,536,307)
See accompanying notes to financial statements.
BHFTI-387

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2026
Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Written options	$(1,144,967)	$—	$(1,144,967)
	$(7,356,742)	$5,472,194	$(1,884,548)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$750,612,644
Futures contracts long	367,745,926
Futures contracts short	(577,151,613)
Swap contracts	1,072,540,449
Written options	(166,005,295)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,321,954,990	$—	$1,321,954,990
Total Agency Sponsored Mortgage-Backed Securities*	—	255,329,076	—	255,329,076
Total Foreign Government*	—	127,367,625	—	127,367,625
Total Asset-Backed Securities*	—	89,798,876	—	89,798,876
Total Non-Agency Mortgage-Backed Securities*	—	20,678,707	—	20,678,707
Total Corporate Bonds & Notes*	—	19,801,823	—	19,801,823
Total Convertible Preferred Stocks*	1,041,300	—	—	1,041,300
Total Short-Term Investments*	—	825,271,418	—	825,271,418
Total Investments	$1,041,300	$2,660,202,515	$—	$2,661,243,815
Reverse Repurchase Agreements (Liability)	$—	$(303,261,250)	$—	$(303,261,250)
Secured Borrowings (Liability)	$—	$(1,020,034,249)	$—	$(1,020,034,249)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,731,506	$—	$6,731,506
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,903,391)	—	(1,903,391)
Total Forward Contracts	$—	$4,828,115	$—	$4,828,115
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,113,168	$—	$—	$4,113,168
Futures Contracts (Unrealized Depreciation)	(5,110,214)	—	—	(5,110,214)
Total Futures Contracts	$(997,046)	$—	$—	$(997,046)
Total Written Options at Value*	$—	$(1,949,988)	$—	$(1,949,988)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$38,328,364	$—	$38,328,364
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(17,118,663)	—	(17,118,663)
Total Centrally Cleared Swap Contracts	$—	$21,209,701	$—	$21,209,701
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$488,621	$—	$488,621
OTC Swap Contracts at Value (Liabilities)	—	(26,431)	—	(26,431)
Total OTC Swap Contracts	$—	$462,190	$—	$462,190

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-388

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statement of Assets and Liabilities

June 30, 2026
Assets
Investments at value (a)	$1,835,972,397
Repurchase Agreements at value which equals cost	825,271,418
Cash	7,976
Cash denominated in foreign currencies (b)	5,053,275
Cash collateral (c)	2,959,000
OTC swap contracts at market value	488,621
Unrealized appreciation on forward foreign currency exchange contracts	6,731,506
Receivable for:
Investments sold	1,020,790,759
TBA securities sold	178,651,371
Premiums on written options	1,375,987
Fund shares sold	1,045,745
Principal paydowns	2,519
Interest	7,770,280
Variation margin on futures contracts	1,112,109
Variation margin on centrally cleared swap contracts	1,927,930
Total Assets	3,889,160,893
Liabilities
Written options at value (d)	1,949,988
Secured borrowings	1,020,034,249
Reverse repurchase agreements	303,261,250
OTC swap contracts at market value	26,431
Cash collateral (e)	7,445,000
Unrealized depreciation on forward foreign currency exchange contracts	1,903,391
Unrealized depreciation on unfunded commitments (f)	50,485
Payable for:
Investments purchased (g)	824,571,446
TBA securities purchased	338,572,340
Fund shares redeemed	367,577
Interest on reverse repurchase agreements	813,778
Deferred dollar roll income	169,209
Accrued Expenses:
Management fees	552,868
Distribution and service fees	147,851
Deferred trustees’ fees	269,685
Other expenses	480,676
Total Liabilities	2,500,616,224
Commitments and contingent liabilities (f)	—
Net Assets	$1,388,544,669
Net Assets Consist of:
Paid in surplus	$1,594,023,113
Distributable earnings (Accumulated losses)	(205,478,444)
Net Assets	$1,388,544,669
Net Assets
Class A	$663,204,397
Class B	711,281,437
Class E	14,058,835
Capital Shares Outstanding*
Class A	66,250,532
Class B	71,828,720
Class E	1,414,811
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.01
Class B	9.90
Class E	9.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $2,002,860,379.
(b)	Identified cost of cash denominated in foreign currencies was $10,011,991.
(c)	Includes collateral of $100,000 for futures contracts and $2,859,000 for centrally cleared swap contracts.
(d)	Premiums received on written options were $1,619,890.
(e)	Includes collateral of $6,646,000 for OTC derivative contracts and $799,000 for TBA securities.
(f)	See Note 8 of the Notes to Financial Statements.
(g)	Included within payable for investments purchased is $819,800,000 related to repurchase agreements.
Statement of Operations

Six Months Ended June 30, 2026
Investment Income
Dividends	$33,750
Interest	51,459,883
Total investment income	51,493,633
Expenses
Management fees	3,451,504
Administration fees	43,257
Custodian and accounting fees	93,346
Distribution and service fees—Class B	900,703
Distribution and service fees—Class E	10,764
Interest expense	5,238,720
Audit and tax services	73,250
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	40,037
Insurance	6,273
Miscellaneous	12,249
Total expenses	9,933,092
Less management fee waiver	(61,353)
Net expenses	9,871,739
Net Investment Income	41,621,894
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,171,934)
Futures contracts	3,365,974
Written options	5,640
Swap contracts	4,005,332
Foreign currency transactions	(3,405,697)
Forward foreign currency transactions	1,256,305
Net realized gain (loss)	1,055,620
Net change in unrealized appreciation (depreciation) on:
Investments	(28,288,666)
Unfunded commitments	(351,538)
Futures contracts	(675,468)
Written options	(1,144,967)
Swap contracts	(5,536,307)
Foreign currency transactions	707,561
Forward foreign currency transactions	5,472,194
Net change in unrealized appreciation (depreciation)	(29,817,191)
Net realized and unrealized gain (loss)	(28,761,571)
Net Increase (Decrease) in Net Assets From Operations	$12,860,323
See accompanying notes to financial statements.
BHFTI-389

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$41,621,894	$60,491,239
Net realized gain (loss)	1,055,620	(23,273,133)
Net change in unrealized appreciation (depreciation)	(29,817,191)	75,018,209
Increase (decrease) in net assets from operations	12,860,323	112,236,315
From Distributions to Shareholders
Class A	(24,800,056)	(14,021,075)
Class B	(25,073,888)	(13,142,741)
Class E	(499,518)	(291,407)
Total distributions	(50,373,462)	(27,455,223)
Increase (decrease) in net assets from capital share transactions	(8,926,330)	(157,203,676)
Total increase (decrease) in net assets	(46,439,469)	(72,422,584)
Net Assets
Beginning of period	1,434,984,138	1,507,406,722
End of period	$1,388,544,669	$1,434,984,138

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	2,014,104	$20,884,142	2,256,130	$22,757,420
Reinvestments	2,482,488	24,800,056	1,417,702	14,021,075
Redemptions	(4,166,558)	(43,192,554)	(11,084,946)	(111,896,809)
Net increase (decrease)	330,034	$2,491,644	(7,411,114)	$(75,118,314)
Class B
Sales	1,548,943	$15,780,027	3,376,676	$33,650,112
Reinvestments	2,537,843	25,073,888	1,343,839	13,142,741
Redemptions	(5,049,867)	(51,640,786)	(12,854,273)	(128,486,298)
Net increase (decrease)	(963,081)	$(10,786,871)	(8,133,758)	$(81,693,445)
Class E
Sales	74,965	$762,231	341,543	$3,424,290
Reinvestments	50,355	499,518	29,705	291,407
Redemptions	(183,910)	(1,892,852)	(407,136)	(4,107,614)
Net increase (decrease)	(58,590)	$(631,103)	(35,888)	$(391,917)
Increase (decrease) derived from capital shares transactions		$(8,926,330)		$(157,203,676)
See accompanying notes to financial statements.
BHFTI-390

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.30	$9.74	$9.50	$9.38	$11.35	$10.85
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.31	0.43	0.39	0.38	0.76	0.54
Net realized and unrealized gain (loss)	(0.21)	0.34	(0.15)	(0.03)	(2.05)	0.06
Total income (loss) from investment operations	0.10	0.77	0.24	0.35	(1.29)	0.60
Less Distributions
Distributions from net investment income	(0.39)	(0.13)	0.00	(0.23)	(0.68)	(0.10)
Distributions from net realized capital gains	0.00	(0.08)	0.00	0.00	0.00	0.00
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	(0.39)	(0.21)	0.00	(0.23)	(0.68)	(0.10)
Net Asset Value, End of Period	$10.01	$10.30	$9.74	$9.50	$9.38	$11.35
Total Return (%) (c)	0.97 (d)	7.93	2.53	3.74	(11.60)	5.61
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.29 (e)	1.13	0.81	0.68	0.77	0.53
Gross ratio of expenses to average net assets excluding interest expense (%)	0.54 (e)	0.53	0.53	0.52	0.52	0.51
Net ratio of expenses to average net assets (%) (f) (g)	1.28 (e)	1.12	0.80	0.67	0.75	0.52
Net ratio of expenses to average net assets excluding interest expense (%) (f) (g)	0.53 (e)	0.52	0.52	0.52	0.51	0.49
Ratio of net investment income (loss) to average net assets (%)	6.08 (e)	4.23	4.01	4.05	7.44	4.93
Portfolio turnover rate (%)	90 (d)	204	228	120	65	129
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	16 (d)	35	23	28	23	36
Net assets, end of period (in millions)	$663.2	$679.0	$714.1	$837.7	$940.2	$1,258.3

	Class B
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.18	$9.62	$9.42	$9.29	$11.25	$10.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.40	0.36	0.35	0.73	0.51
Net realized and unrealized gain (loss)	(0.21)	0.34	(0.16)	(0.02)	(2.04)	0.07
Total income (loss) from investment operations	0.08	0.74	0.20	0.33	(1.31)	0.58
Less Distributions
Distributions from net investment income	(0.36)	(0.10)	0.00	(0.20)	(0.65)	(0.08)
Distributions from net realized capital gains	0.00	(0.08)	0.00	0.00	0.00	0.00
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	(0.36)	(0.18)	0.00	(0.20)	(0.65)	(0.08)
Net Asset Value, End of Period	$9.90	$10.18	$9.62	$9.42	$9.29	$11.25
Total Return (%) (c)	0.81 (d)	7.74	2.12	3.59	(11.88)	5.42
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.54 (e)	1.38	1.06	0.93	1.02	0.78
Gross ratio of expenses to average net assets excluding interest expense (%)	0.79 (e)	0.78	0.78	0.77	0.77	0.76
Net ratio of expenses to average net assets (%) (f) (g)	1.53 (e)	1.37	1.05	0.92	1.00	0.77
Net ratio of expenses to average net assets excluding interest expense (%) (f) (g)	0.78 (e)	0.77	0.77	0.77	0.76	0.74
Ratio of net investment income (loss) to average net assets (%)	5.81 (e)	3.98	3.76	3.81	7.20	4.69
Portfolio turnover rate (%)	90 (d)	204	228	120	65	129
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	16 (d)	35	23	28	23	36
Net assets, end of period (in millions)	$711.3	$740.9	$778.8	$822.3	$853.3	$1,111.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-391

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.22	$9.66	$9.44	$9.32	$11.28	$10.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.30	0.41	0.37	0.36	0.74	0.52
Net realized and unrealized gain (loss)	(0.21)	0.34	(0.15)	(0.03)	(2.03)	0.07
Total income (loss) from investment operations	0.09	0.75	0.22	0.33	(1.29)	0.59
Less Distributions
Distributions from net investment income	(0.37)	(0.11)	0.00	(0.21)	(0.67)	(0.09)
Distributions from net realized capital gains	0.00	(0.08)	0.00	0.00	0.00	0.00
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	(0.37)	(0.19)	0.00	(0.21)	(0.67)	(0.09)
Net Asset Value, End of Period	$9.94	$10.22	$9.66	$9.44	$9.32	$11.28
Total Return (%) (c)	0.91 (d)	7.84	2.33	3.59	(11.73)	5.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.44 (e)	1.28	0.96	0.83	0.92	0.68
Gross ratio of expenses to average net assets excluding interest expense (%)	0.69 (e)	0.68	0.68	0.67	0.67	0.66
Net ratio of expenses to average net assets (%) (f) (g)	1.43 (e)	1.27	0.95	0.82	0.90	0.67
Net ratio of expenses to average net assets excluding interest expense (%) (f) (g)	0.68 (e)	0.67	0.67	0.67	0.66	0.64
Ratio of net investment income (loss) to average net assets (%)	5.84 (e)	4.10	3.84	3.91	7.30	4.74
Portfolio turnover rate (%)	90 (d)	204	228	120	65	129
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	16 (d)	35	23	28	23	36
Net assets, end of period (in millions)	$14.1	$15.1	$14.6	$17.4	$20.1	$24.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-392

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—44.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	6,472,163	$6,041,224
3.898%, SOFR30A + 0.304%, 10/15/43 (a)	2,829,290	2,766,850
3.958%, SOFR30A + 0.364%, 07/15/34 (a)	1,152	1,150
4.642%, SOFR30A + 1.050%, 07/25/56 (a)	2,500,000	2,497,500
4.650%, SOFR30A + 1.050%, 07/25/56 (a)	4,800,000	4,803,792
4.928%, SOFR30A + 1.300%, 05/25/54 (a)	3,589,292	3,595,684
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
4.944%, 12M MTA + 1.200%, 10/25/44 (a)	205,600	190,902
4.944%, 12M MTA + 1.200%, 02/25/45 (a)	18,732	18,385
5.144%, 12M MTA + 1.400%, 07/25/44 (a)	977,265	957,286
Federal National Mortgage Association REMICS
4.121%, SOFR30A + 0.514%, 09/18/31 (a)	1,226	1,225
4.122%, SOFR30A + 0.494%, 11/25/42 (a)	930,437	927,154
4.642%, SOFR30A + 1.014%, 04/25/32 (a)	981	985
6.039%, 05/25/35 (a)	100,151	101,992
Government National Mortgage Association REMICS
4.101%, 1M TSFR + 0.454%, 12/20/62 (a)	13,034	12,966
4.109%, SOFR30A + 0.500%, 01/20/72 (a)	3,858,142	3,853,340
4.361%, 1M TSFR + 0.714%, 08/20/65 (a)	450,664	451,308
4.361%, 1M TSFR + 0.714%, 10/20/65 (a)	552,650	552,949
4.409%, SOFR30A + 0.800%, 01/20/73 (a)	6,865,479	6,918,062
4.411%, 1M TSFR + 0.764%, 06/20/66 (a)	152,640	152,814
4.489%, SOFR30A + 0.880%, 03/20/73 (a)	7,382,811	7,438,651
4.509%, SOFR30A + 0.900%, 01/20/73 (a)	11,920,199	12,060,936
4.509%, SOFR30A + 0.900%, 12/20/73 (a)	15,036,917	15,239,463
4.611%, 1M TSFR + 0.964%, 09/20/66 (a)	1,211,221	1,217,488
4.629%, SOFR30A + 1.020%, 12/20/72 (a)	4,793,167	4,873,726
4.761%, 1M TSFR + 1.114%, 12/20/65 (a)	2,834,417	2,853,703
4.761%, 1M TSFR + 1.114%, 01/20/67 (a)	1,429,314	1,440,338
5.577%, 12M TSFR + 1.515%, 09/20/67 (a)	1,943,020	1,967,675
6.751%, 09/20/66 (a)	1,302,844	1,326,045
		82,263,593
Agency Mortgage-Backed Securities — 42.4%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	4,008,866	3,867,021
3.500%, 12/01/26	420	418
3.500%, 05/01/32	42,496	41,563
3.500%, 07/01/33	101,971	98,856
3.500%, 08/01/33	3,330	3,228
3.500%, 09/01/33	138,945	134,701
3.500%, 11/01/33	296,301	287,223
3.500%, 01/01/34	31,464	30,503
3.500%, 02/01/34	53,035	51,266
3.500%, 04/01/34	563,957	545,140
3.500%, 05/01/34	219,668	212,339
3.500%, 10/01/34	47,839	46,242
3.500%, 11/01/34	20,648	19,959
3.500%, 03/01/35	84,084	80,559
4.000%, 06/01/30	6,338	6,298
4.000%, 09/01/30	44,875	44,591
4.000%, 10/01/30	2,336	2,321
4.000%, 11/01/33	1,109	1,105
4.000%, 12/01/40	118,666	113,766
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 10/01/52	2,123,434	$1,988,191
4.500%, 04/01/34	3,700	3,679
4.500%, 06/01/35	11,866	11,797
4.500%, 04/01/41	11,217	11,111
5.000%, 10/01/52	259,459	258,765
5.000%, 05/01/53	5,260,306	5,208,509
5.000%, 06/01/53	6,129,296	6,114,226
5.000%, 09/01/53	654,324	650,814
5.000%, 08/01/54	256,500	253,157
5.500%, 01/01/33	230	234
5.500%, 05/01/33	363	371
5.500%, 08/01/33	347	355
5.500%, 10/01/33	962	980
5.500%, 01/01/34	432	442
5.500%, 09/01/34	6,828	6,999
5.500%, 01/01/35	6,160	6,318
5.500%, 07/01/35	337	345
5.500%, 10/01/35	6,981	7,185
5.500%, 11/01/35	16,119	16,364
5.500%, 12/01/35	8,809	9,018
5.500%, 01/01/36	8,873	9,094
5.500%, 04/01/36	4,328	4,394
5.500%, 06/01/36	322,904	331,474
5.500%, 07/01/36	6,906	7,093
5.500%, 08/01/36	10,027	10,262
5.500%, 10/01/36	1,243	1,276
5.500%, 12/01/36	49,044	50,396
5.500%, 02/01/37	5,295	5,470
5.500%, 03/01/37	3,557	3,647
5.500%, 04/01/37	20,292	20,692
5.500%, 06/01/37	22,011	22,577
5.500%, 07/01/37	40,383	41,654
5.500%, 08/01/37	15,587	15,983
5.500%, 09/01/37	2,756	2,843
5.500%, 10/01/37	2,140	2,206
5.500%, 11/01/37	50,724	52,339
5.500%, 12/01/37	3,788	3,899
5.500%, 01/01/38	17,769	18,363
5.500%, 02/01/38	43,956	45,264
5.500%, 03/01/38	21,918	22,552
5.500%, 04/01/38	32,572	33,524
5.500%, 05/01/38	26,894	27,658
5.500%, 06/01/38	73,721	75,816
5.500%, 07/01/38	89,469	92,188
5.500%, 08/01/38	227,472	234,565
5.500%, 09/01/38	59,387	61,101
5.500%, 10/01/38	1,868,439	1,922,571
5.500%, 11/01/38	642,800	661,057
5.500%, 12/01/38	4,322	4,424
5.500%, 01/01/39	152,869	157,407
5.500%, 02/01/39	41,493	42,300
5.500%, 03/01/39	16,467	16,964
5.500%, 06/01/39	582,330	600,072
5.500%, 09/01/39	8,113	8,280
5.500%, 02/01/40	17,434	17,933
See accompanying notes to financial statements.
BHFTI-393

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 03/01/40	2,686	$2,727
5.500%, 05/01/40	591	610
5.500%, 08/01/40	19,358	19,924
5.500%, 02/01/54	25,531	25,713
5.500%, 03/01/54	1,621,670	1,632,010
5.733%, 1Y H15 + 2.108%, 02/01/35 (a)	11,247	11,409
5.814%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	6,558	6,667
5.823%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	2,352	2,391
5.873%, 1Y H15 + 2.250%, 08/01/35 (a)	38,268	38,711
5.875%, 1Y H15 + 2.250%, 11/01/31 (a)	1,837	1,858
5.875%, 1Y H15 + 2.250%, 02/01/35 (a)	7,879	8,021
5.880%, 1Y H15 + 2.250%, 01/01/35 (a)	19,024	19,373
5.892%, 1Y H15 + 2.250%, 11/01/34 (a)	9,708	9,844
5.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	3,925	3,993
5.928%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	3,168	3,223
6.000%, 10/01/53	6,620,117	6,779,059
6.000%, 11/01/53	680,007	696,095
6.000%, 12/01/53	11,320,936	11,584,057
6.000%, 01/01/54	1,794,340	1,838,772
6.000%, 02/01/54	2,256,458	2,307,078
6.000%, 07/01/54	12,890,675	13,173,893
6.000%, 08/01/54	2,283,772	2,333,886
6.002%, 1Y H15 + 2.250%, 06/01/35 (a)	86,190	87,339
6.080%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	27,699	28,139
6.106%, 1Y H15 + 2.107%, 10/01/34 (a)	6,270	6,337
6.151%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	4,689	4,766
6.275%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	1,647	1,673
6.277%, 1Y H15 + 2.182%, 09/01/35 (a)	25,884	26,297
6.460%, 1Y RFUCCT + 1.891%, 11/01/34 (a)	5,298	5,382
6.529%, 1Y H15 + 2.436%, 01/01/29 (a)	5,407	5,383
6.650%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	1,977	2,012
6.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	20,409	20,772
Federal National Mortgage Association
3.000%, 09/01/28	25,294	24,775
3.000%, 06/01/30	1,611,000	1,574,146
3.000%, 08/01/49	1,613,359	1,409,551
3.500%, 10/01/26	1,124	1,121
3.500%, 12/01/26	4,965	4,933
3.500%, 12/01/28	64,228	62,996
3.500%, 03/01/29	44,427	44,064
3.500%, 07/01/29	8,728	8,620
3.500%, 12/01/31	9,296	9,179
3.500%, 05/01/32	91,902	89,886
3.500%, 06/01/32	148,292	145,038
3.500%, 05/01/33	87,613	84,842
3.500%, 06/01/33	108,922	105,594
3.500%, 08/01/33	68,392	66,303
3.500%, 09/01/33	336,112	325,858
3.500%, 10/01/33	170,418	165,211
3.500%, 05/01/34	2,961,899	2,863,023
3.500%, 07/01/34	149,178	144,202
3.500%, 09/01/34	355,306	343,896
3.500%, 02/01/35	21,168	20,461
3.500%, 03/01/35	43,660	42,368
3.500%, 05/01/35	1,323,368	1,283,388
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 04/01/40	139,753	$131,243
3.500%, 05/01/40	2,937,953	2,759,456
4.000%, 04/01/29	3,404	3,380
4.000%, 05/01/29	9,992	9,924
4.000%, 03/01/30	7,355	7,327
4.000%, 05/01/30	13,758	13,703
4.000%, 08/01/30	11,237	11,190
4.000%, 09/01/30	11,290	11,180
4.000%, 10/01/30	343	340
4.000%, 11/01/30	40,172	39,766
4.000%, 12/01/30	6,087	6,025
4.000%, 06/01/31	833	823
4.000%, 09/01/31	22,632	22,352
4.000%, 11/01/33	18,890	18,642
4.000%, 05/01/34	31,275	30,818
4.000%, 05/01/35	14,095	13,860
4.000%, 01/01/41	19,684	18,639
4.000%, 12/01/43	132,079	126,303
4.000%, 06/01/52	357,714	337,405
4.000%, 10/01/52	1,272,057	1,203,025
4.300%, 11/01/29	1,300,000	1,294,539
4.500%, 01/01/27	3	3
4.500%, 04/01/31	3,848	3,850
4.500%, 04/01/39	8,868	8,778
4.500%, 05/01/39	16,465	16,299
4.500%, 12/01/39	2,693	2,669
4.500%, 05/01/40	6,093	6,026
4.500%, 09/01/40	7,045	6,980
4.500%, 12/01/40	27,086	26,898
4.500%, 07/01/41	5,360	5,313
4.500%, 09/01/41	137,280	135,193
4.500%, 03/01/42	17,679	17,460
4.500%, 07/01/42	82,611	81,370
4.500%, 05/01/53	4,391,643	4,243,526
4.662%, ECOFC + 1.934%, 12/01/36 (a)	5,961	5,698
4.967%, 12M MTA + 1.200%, 08/01/41 (a)	25,443	25,377
4.967%, 12M MTA + 1.200%, 07/01/42 (a)	41,292	41,254
4.967%, 12M MTA + 1.200%, 08/01/42 (a)	67,415	67,368
4.967%, 12M MTA + 1.200%, 10/01/44 (a)	59,065	57,983
5.000%, 04/01/33	2,570	2,567
5.000%, 07/01/33	17,487	17,722
5.000%, 08/01/33	353	357
5.000%, 09/01/33	324	324
5.000%, 10/01/33	3,712	3,766
5.000%, 11/01/33	102	104
5.000%, 01/01/34	7,430	7,443
5.000%, 04/01/34	23,657	23,753
5.000%, 06/01/34	416	418
5.000%, 12/01/34	9,838	9,892
5.000%, 01/01/35	6,368	6,397
5.000%, 04/01/35	11	11
5.000%, 07/01/35	12,608	12,712
5.000%, 01/01/38	28,502	28,293
5.000%, 04/01/39	5,311	5,393
5.000%, 10/01/39	630	639
See accompanying notes to financial statements.
BHFTI-394

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 11/01/39	4,080	$4,141
5.000%, 06/01/40	8,898	9,003
5.000%, 11/01/42	31,303	31,432
5.000%, 04/01/53	42,705,202	42,137,952
5.000%, 06/01/53	701,686	698,459
5.000%, 07/01/53	8,020,473	7,952,942
5.017%, 12M MTA + 1.250%, 09/01/41 (a)	126,500	126,368
5.178%, ECOFC + 1.777%, 09/01/34 (a)	1,211	1,159
5.373%, 6M RFUCCT + 1.373%, 09/01/35 (a)	66,693	67,514
5.467%, 12M MTA + 1.705%, 11/01/35 (a)	37,618	37,855
5.478%, 6M RFUCCT + 1.412%, 06/01/33 (a)	3,248	3,254
5.500%, 06/01/33	9,839	9,973
5.500%, 07/01/33	2,301	2,332
5.500%, 09/01/33	50,043	50,688
5.500%, 11/01/33	68,415	69,309
5.500%, 12/01/33	319	327
5.500%, 04/01/34	407	416
5.500%, 07/01/34	2,183	2,220
5.500%, 08/01/34	62,987	64,522
5.500%, 09/01/34	863	883
5.500%, 11/01/34	63,910	65,417
5.500%, 12/01/34	151,675	155,346
5.500%, 01/01/35	56,451	57,823
5.500%, 02/01/35	71,963	73,736
5.500%, 03/01/35	153,863	156,621
5.500%, 04/01/35	8,982	9,244
5.500%, 05/01/35	26,431	26,908
5.500%, 06/01/35	40,692	41,448
5.500%, 08/01/35	34,760	35,442
5.500%, 09/01/35	422,623	433,071
5.500%, 10/01/35	43,785	44,823
5.500%, 12/01/35	232,039	237,923
5.500%, 01/01/36	56,741	58,161
5.500%, 03/01/36	46,480	47,652
5.500%, 05/01/36	386	393
5.500%, 07/01/36	202,623	207,641
5.500%, 09/01/36	24,239	24,817
5.500%, 11/01/36	14,786	15,161
5.500%, 12/01/36	1,019	1,040
5.500%, 02/01/37	269	276
5.500%, 05/01/37	6,571	6,748
5.500%, 08/01/37	189,849	194,671
5.500%, 01/01/38	1,703	1,747
5.500%, 02/01/38	61,436	63,206
5.500%, 03/01/38	281,209	289,132
5.500%, 05/01/38	427,542	434,636
5.500%, 06/01/38	16,356	16,761
5.500%, 09/01/38	12,434	12,622
5.500%, 10/01/38	129,902	133,281
5.500%, 11/01/38	36,307	37,177
5.500%, 01/01/39	11,481	11,791
5.500%, 07/01/39	4,957	5,060
5.500%, 11/01/39	471,092	482,973
5.500%, 02/01/40	111,257	113,802
5.500%, 06/01/40	41,820	43,209
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 09/01/40	66,850	$68,450
5.500%, 07/01/41	803,324	820,844
5.500%, 02/01/49	38,461	39,992
5.500%, 07/01/53	771,996	778,799
5.500%, 08/01/53	2,408,792	2,429,361
5.500%, 09/01/53	362,534	365,445
5.500%, 10/01/53	382,295	385,567
5.500%, 02/01/54	1,769,386	1,783,309
5.525%, 1Y H15 + 1.900%, 02/01/31 (a)	56,027	56,171
5.561%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	202,515	203,839
5.585%, 1Y RFUCCT + 1.362%, 03/01/35 (a)	6,684	6,773
5.615%, 1Y H15 + 2.011%, 07/01/33 (a)	1,327	1,339
5.620%, 6M RFUCCT + 1.520%, 01/01/35 (a)	18,053	18,377
5.663%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,099	4,109
5.710%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	47,165	47,585
5.730%, 6M RFUCCT + 1.605%, 08/01/36 (a)	12,015	12,155
5.802%, 1Y RFUCCT + 1.536%, 01/01/35 (a)	10,147	10,325
5.813%, 1Y H15 + 2.313%, 05/01/35 (a)	41,119	42,011
5.815%, 1Y H15 + 2.074%, 10/01/28 (a)	15,158	15,192
5.822%, 1Y RFUCCT + 1.632%, 05/01/35 (a)	7,057	7,193
5.833%, 1Y RFUCCT + 1.635%, 03/01/33 (a)	581	589
5.835%, 1Y H15 + 2.191%, 02/01/35 (a)	10,897	11,075
5.850%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,464	1,473
5.852%, 1Y RFUCCT + 1.552%, 01/01/35 (a)	5,034	5,125
5.870%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	3,240	3,304
5.925%, 1Y RFUCCT + 1.607%, 12/01/34 (a)	3,478	3,542
5.927%, 1Y RFUCCT + 1.629%, 01/01/35 (a)	3,451	3,515
6.000%, 12/01/28	2,950	2,977
6.000%, 01/01/29	809	820
6.000%, 02/01/29	5	5
6.000%, 04/01/29	229	231
6.000%, 06/01/29	305	305
6.000%, 11/01/32	23,989	24,833
6.000%, 12/01/32	14,567	14,802
6.000%, 03/01/33	2,803	2,889
6.000%, 05/01/33	2,724	2,781
6.000%, 07/01/33	2,847	2,932
6.000%, 01/01/34	246	252
6.000%, 11/01/34	1,804	1,874
6.000%, 04/01/35	136,871	141,486
6.000%, 05/01/35	3,528	3,606
6.000%, 06/01/35	128	131
6.000%, 07/01/35	9,781	10,039
6.000%, 09/01/35	1,563	1,605
6.000%, 11/01/35	96,720	98,276
6.000%, 12/01/35	6,450	6,577
6.000%, 04/01/36	772	816
6.000%, 05/01/36	19,497	20,505
6.000%, 06/01/36	330	338
6.000%, 07/01/36	3,267	3,461
6.000%, 08/01/36	353,945	367,129
6.000%, 09/01/36	47,157	48,836
6.000%, 10/01/36	2,963	3,055
6.000%, 11/01/36	5,933	6,268
6.000%, 01/01/37	47,824	49,850
See accompanying notes to financial statements.
BHFTI-395

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 02/01/37	96,048	$99,677
6.000%, 04/01/37	25,010	25,970
6.000%, 05/01/37	7,701	7,894
6.000%, 07/01/37	6,660	6,989
6.000%, 08/01/37	6,822	7,159
6.000%, 11/01/37	11,424	12,030
6.000%, 02/01/38	108,813	114,528
6.000%, 03/01/38	2,049	2,116
6.000%, 08/01/38	2,994	3,066
6.000%, 09/01/38	211,171	219,662
6.000%, 10/01/38	15,503	16,265
6.000%, 01/01/39	16,626	17,309
6.000%, 04/01/39	101,986	106,498
6.000%, 07/01/39	20,254	21,345
6.000%, 08/01/39	107,737	112,568
6.000%, 05/01/49	767,044	804,940
6.000%, 11/01/53	8,281,417	8,478,117
6.035%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	158,688	161,191
6.047%, 1Y H15 + 2.095%, 10/01/35 (a)	36,091	36,668
6.060%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	10,652	10,836
6.070%, 1Y RFUCCT + 1.695%, 01/01/35 (a)	5,464	5,568
6.079%, 1Y H15 + 2.215%, 09/01/31 (a)	5,696	5,717
6.095%, 1Y H15 + 2.301%, 04/01/34 (a)	666	676
6.205%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,356	3,391
6.208%, 1Y H15 + 2.144%, 11/01/35 (a)	58,446	59,401
6.215%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	8,038	8,168
6.223%, 1Y H15 + 2.223%, 08/01/35 (a)	34,343	35,016
6.225%, 1Y H15 + 2.360%, 11/01/34 (a)	212,101	215,963
6.270%, 1Y RFUCCT + 1.644%, 09/01/32 (a)	25,140	25,404
6.477%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	75,582	77,404
6.560%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	94,266	95,932
Federal National Mortgage Association-ACES
2.350%, 01/25/31 (a) (b)	20,484,644	822,432
Government National Mortgage Association
3.000%, 11/15/49	1,456,028	1,304,354
3.500%, 05/20/52	502,280	457,744
3.500%, 06/20/52	304,146	278,728
3.500%, 09/20/52	164,391	149,584
3.500%, 11/20/52	138,618	125,434
3.500%, 09/20/55	1,988,257	1,784,848
3.500%, 11/20/55	17,571,554	15,773,603
4.000%, 03/15/52	7,586,788	7,148,075
4.000%, 08/20/55	98,173	91,219
4.500%, 12/20/49	8,188	8,008
5.000%, 1Y H15 + 1.500%, 01/20/27 (a)	67	67
5.000%, 1Y H15 + 1.500%, 02/20/28 (a)	609	608
5.000%, 1Y H15 + 1.500%, 03/20/28 (a)	777	776
5.000%, 1Y H15 + 1.500%, 01/20/30 (a)	3,526	3,521
5.000%, 1Y H15 + 1.500%, 03/20/32 (a)	72	72
5.000%, 1Y H15 + 1.500%, 03/20/33 (a)	684	685
5.000%, 10/15/33	1,778	1,792
5.000%, 12/15/33	4,841	4,925
5.000%, 05/15/34	1,491	1,498
5.000%, 07/15/34	316	318
5.000%, 11/15/35	783	787
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 03/15/36	480	$484
5.000%, 10/15/38	124,084	125,886
5.000%, 02/15/39	21,089	21,386
5.000%, 03/15/39	34,593	35,226
5.000%, 04/15/39	186,576	187,564
5.000%, 05/15/39	663,438	667,617
5.000%, 06/15/39	202,300	206,021
5.000%, 09/15/39	113,276	114,255
5.000%, 05/15/40	7,244	7,364
5.000%, 09/15/40	73,956	74,909
5.000%, 12/15/40	5,648	5,698
5.000%, 09/15/47	16,608	16,658
5.000%, 03/15/48	1,102,756	1,108,230
5.000%, 04/15/48	1,195,205	1,196,651
5.000%, 01/15/49	1,633,759	1,641,880
5.000%, 05/15/49	273,354	275,296
5.000%, 06/20/49	38,060	38,059
5.000%, 07/20/49	82,637	83,012
5.000%, 06/15/50	250,069	249,181
5.000%, 04/15/52	5,876,564	5,838,011
5.125%, 1Y H15 + 1.500%, 11/20/26 (a)	119	119
5.125%, 1Y H15 + 1.500%, 11/20/27 (a)	973	969
5.125%, 1Y H15 + 1.500%, 10/20/29 (a)	625	623
5.125%, 1Y H15 + 1.500%, 10/20/30 (a)	449	449
5.125%, 1Y H15 + 1.500%, 11/20/30 (a)	1,614	1,613
5.375%, 1Y H15 + 1.500%, 08/20/27 (a)	1,553	1,549
5.375%, 1Y H15 + 1.500%, 09/20/27 (a)	9,386	9,364
5.375%, 1Y H15 + 1.500%, 07/20/29 (a)	932	930
5.375%, 1Y H15 + 1.500%, 08/20/29 (a)	952	951
5.375%, 1Y H15 + 1.500%, 09/20/29 (a)	1,905	1,904
5.375%, 1Y H15 + 1.500%, 08/20/31 (a)	322	322
5.375%, 1Y H15 + 1.500%, 09/20/33 (a)	10,060	10,061
5.625%, 1Y H15 + 1.500%, 06/20/27 (a)	215	215
5.625%, 1Y H15 + 1.500%, 05/20/28 (a)	436	434
5.625%, 1Y H15 + 1.500%, 05/20/29 (a)	666	664
5.625%, 1Y H15 + 1.500%, 04/20/30 (a)	1,689	1,683
5.625%, 1Y H15 + 1.500%, 05/20/30 (a)	3,575	3,563
5.625%, 1Y H15 + 1.500%, 06/20/30 (a)	1,044	1,041
5.625%, 1Y H15 + 1.500%, 04/20/31 (a)	1,854	1,853
5.625%, 1Y H15 + 2.000%, 10/20/31 (a)	2,460	2,474
5.625%, 1Y H15 + 1.500%, 04/20/32 (a)	1,244	1,240
5.625%, 1Y H15 + 1.500%, 05/20/32 (a)	2,277	2,270
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,023,781
3.500%, TBA (c)	18,000,000	16,145,625
4.000%, TBA (c)	39,200,000	36,377,687
4.500%, TBA (c)	33,100,000	31,765,656
5.000%, TBA (c)	48,240,000	47,508,461
6.000%, TBA (c)	51,300,000	52,240,062
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (c)	374,100,000	325,525,453
3.500%, TBA (c)	31,300,000	28,380,297
4.000%, TBA (c)	47,160,000	44,006,325
4.500%, TBA (c)	109,000,000	104,283,422
5.000%, TBA (c)	64,040,000	62,909,294
See accompanying notes to financial statements.
BHFTI-396

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
5.500%, TBA (c)	406,200,000	$406,536,625
6.000%, TBA (c)	88,800,000	90,298,500
		1,451,650,001
Total Agency Sponsored Mortgage-Backed Securities (Cost $1,532,936,744)		1,533,913,594

Corporate Bonds & Notes—40.8%
Aerospace/Defense — 0.1%
Boeing Co.
6.259%, 05/01/27	2,600,000	2,634,527
6.298%, 05/01/29	300,000	312,312
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,593,946
		4,540,785
Agriculture — 0.6%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,554,847
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,472,064
		21,026,911
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	800,800	760,786
American Airlines Pass-Through Trust
3.600%, 03/22/29	789,320	777,548
5.250%, 05/10/40	1,500,000	1,488,057
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A)	827,634	799,431
United Airlines Pass-Through Trust
2.875%, 04/07/30	2,904,024	2,795,373
3.450%, 01/07/30	1,599,328	1,549,374
5.875%, 04/15/29	3,982,773	4,029,670
		12,200,239
Auto Manufacturers — 3.6%
American Honda Finance Corp.
4.358%, SOFR + 0.730%, 08/13/27 (a)	6,100,000	6,105,265
BMW U.S. Capital LLC
4.750%, 03/21/28 (144A)	7,300,000	7,323,954
Daimler Truck Finance North America LLC
4.597%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,128,935
5.000%, 01/15/27 (144A)	3,200,000	3,211,718
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,593,208
3.815%, 11/02/27	1,632,000	1,607,902
4.125%, 08/17/27	4,700,000	4,658,448
5.800%, 03/05/27	6,900,000	6,935,639
5.800%, 03/08/29	200,000	201,751
5.918%, 03/20/28	900,000	911,050
7.350%, 11/04/27	3,190,000	3,277,725
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
5.050%, 04/04/28	5,740,000	$5,774,434
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,742,161
5.300%, 01/08/29 (144A)	4,500,000	4,551,602
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27 (144A)	7,300,000	7,336,400
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	13,375,186
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	5,600,000	5,509,546
4.810%, 09/17/30 (144A)	14,700,000	13,690,662
Stellantis Financial Services U.S. Corp.
5.400%, 06/15/29 (144A)	5,700,000	5,679,848
Volkswagen Bank GmbH
2.500%, 07/31/26 (Reg-S) (EUR)	2,000,000	2,284,923
Volkswagen Group of America Finance LLC
4.450%, 09/11/27 (144A)	3,600,000	3,588,103
5.050%, 03/27/28 (144A)	5,000,000	5,021,108
		124,509,568
Banks — 11.3%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	6,951,209
Banco Bilbao Vizcaya Argentaria SA
4.150%, 03/03/29	7,600,000	7,488,814
Banco Espirito Santo SA
2.625%, 05/08/17 (Reg-S) (EUR) (d)	1,700,000	427,332
4.750%, 01/15/18 (Reg-S) (EUR) (d)	3,100,000	779,253
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,850,091
5.565%, 01/17/30	2,200,000	2,255,134
6.607%, 11/07/28	3,800,000	3,970,746
Bank of America Corp.
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,661,353
5.202%, SOFR + 1.630%, 04/25/29 (a)	6,000,000	6,056,005
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	9,926,248
Bank of Montreal
4.689%, 06/28/28 (144A)	8,950,000	9,010,832
Barclays PLC
4.972%, 05/16/29	2,000,000	2,008,072
BNP Paribas SA
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,365,195
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,032,422
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,911,380
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,794,506
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,326,406
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	8,023,704
Credit Agricole SA
4.848%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	2,615,540
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,233,762
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,985,129
See accompanying notes to financial statements.
BHFTI-397

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Deutsche Bank AG
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	$4,733,368
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	8,996,023
First Abu Dhabi Bank PJSC
4.789%, SOFR + 1.150%, 06/03/31 (144A) (a)	3,000,000	2,997,000
Goldman Sachs Bank USA
4.656%, SOFR + 0.720%, 06/03/29 (a)	5,200,000	5,203,217
Goldman Sachs Group, Inc.
2.013%, 3M CDOR + 0.585%, 02/28/29 (CAD) (a)	2,900,000	2,000,852
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	6,500,000	6,444,687
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	502,929
5.682%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,537,500
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,808,924
HSBC Holdings PLC
4.619%, SOFR + 1.190%, 11/06/31 (a)	9,300,000	9,167,890
5.130%, SOFR + 1.290%, 03/03/31 (a)	2,400,000	2,414,385
5.197%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,709,759
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,109,139
ING Groep NV
4.803%, SOFR + 1.260%, 03/23/32 (a)	1,700,000	1,688,613
JPMorgan Chase & Co.
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	499,099
4.560%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	3,414,886
4.830%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,109,859
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	8,002,859
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,536,396
JPMorgan Chase Bank NA
4.638%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,719,743
Lloyds Bank PLC
Zero Coupon, 04/02/32 (Reg-S) (e)	2,200,000	1,646,414
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	5,930,055
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,505,307
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	10,417,574
Mizuho Bank Ltd.
4.395%, 04/16/29 (144A)	3,300,000	3,290,325
4.695%, 04/16/31 (144A)	3,300,000	3,305,161
Mizuho Financial Group, Inc.
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	2,400,000	2,165,675
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,388,802
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,700,000	4,728,557
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,400,000	3,430,644
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	8,004,572
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,072,632
Morgan Stanley Bank NA
4.714%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,924,972
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,728,520
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,865,405
NatWest Group PLC
4.983%, 1Y H15 + 0.800%, 06/18/32 (a)	3,000,000	2,998,197
NatWest Markets PLC
4.789%, 03/21/28 (144A)	10,000,000	10,042,606
5.022%, 03/21/30 (144A)	5,500,000	5,537,997
Security Description	Principal Amount*	Value

Banks—(Continued)
QNB Finance Ltd.
4.679%, SOFR + 1.050%, 04/27/29 (144A) (a)	2,400,000	$2,400,054
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,670,535
Societe Generale SA
4.857%, SOFR + 0.855%, 07/07/29 (144A) (a)	8,500,000	8,496,697
Standard Chartered PLC
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,623,223
Sumitomo Mitsui Financial Group, Inc.
1.902%, 09/17/28	9,800,000	9,243,992
4.804%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,817,136
5.316%, 07/09/29	5,900,000	5,996,483
Toronto-Dominion Bank
4.109%, 10/13/28	3,600,000	3,562,644
4.210%, 06/01/27 (CAD)	2,400,000	1,710,773
UBS AG
4.678%, SOFR + 0.740%, 11/29/30 (a)	5,000,000	4,991,256
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (a)	1,800,000	1,651,960
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	5,981,031
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (Reg-S) (EUR) (a)	2,600,000	2,852,440
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,292,824
4.577%, SOFR + 0.720%, 05/20/29 (a)	100,000	99,750
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,033,443
		387,677,917
Beverages — 0.1%
Maple Parent Holdings Corp.
3.495%, 03/26/28 (144A) (EUR)	1,500,000	1,721,168
3.881%, 03/26/30 (144A) (EUR)	1,500,000	1,726,924
		3,448,092
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,437,000	3,100,659
Syensqo Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,944,496
		5,045,155
Commercial Services — 0.4%
Global Payments, Inc.
4.500%, 11/15/28	6,000,000	5,928,151
5.200%, 11/15/32	1,200,000	1,171,977
Quanta Services, Inc.
4.300%, 08/09/28	7,500,000	7,469,387
		14,569,515
Computers — 0.5%
Dell International LLC/EMC Corp.
4.150%, 02/15/29	4,800,000	4,744,281
Gartner, Inc.
4.950%, 03/20/31	7,200,000	7,000,819
Hewlett Packard Enterprise Co.
4.500%, 03/23/28	1,750,000	1,747,672
See accompanying notes to financial statements.
BHFTI-398

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
4.600%, 03/23/29	1,750,000	$1,747,259
		15,240,031
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,404,479
6.100%, 01/15/27	4,900,000	4,936,239
Aircastle Ltd.
6.500%, 07/18/28 (144A)	5,000,000	5,146,841
Ally Financial, Inc.
5.548%, SOFR + 1.780%, 07/31/33 (a)	1,700,000	1,685,959
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,277,401
Aviation Capital Group LLC
5.375%, 07/15/29 (144A)	3,200,000	3,237,274
6.750%, 10/25/28 (144A)	1,900,000	1,973,127
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	8,057,982
6.375%, 05/04/28 (144A)	6,300,000	6,461,862
BGC Group, Inc.
8.000%, 05/25/28	4,000,000	4,177,818
Blue Owl Finance LLC
3.125%, 06/10/31	8,000,000	7,033,187
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,423,586
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,800,717
CI Financial Corp.
4.625%, 12/12/31 (144A) (EUR)	5,300,000	6,129,681
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	8,600,000	8,634,830
GSG Bidco Ltd.
4.700%, 06/15/31 (144A) (EUR)	3,100,000	3,505,789
Intercontinental Exchange, Inc.
3.950%, 12/01/28	2,800,000	2,763,023
4.200%, 03/15/31	2,000,000	1,961,096
LSEG U.S. Fin Corp.
4.250%, 03/23/29 (144A)	3,500,000	3,460,103
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	475,123
2.679%, 07/16/30	9,600,000	8,798,383
4.886%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,922,426
5.842%, 01/18/28	4,700,000	4,782,092
Private Export Funding Corp.
3.850%, 01/27/28 (144A)	6,000,000	5,953,252
Sumisho Air Lease Corp.
4.850%, 03/24/31 (144A)	3,500,000	3,463,491
		124,465,761
Electric — 5.2%
Abu Dhabi National Energy Co. PJSC
4.375%, 10/09/31 (144A)	7,000,000	6,812,627
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,907,071
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,259,592
Security Description	Principal Amount*	Value

Electric—(Continued)
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	$1,725,733
Constellation Energy Generation LLC
3.900%, 01/08/28	7,200,000	7,138,235
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,810,072
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,034,001
Duke Energy Progress LLC
2.000%, 08/15/31	2,600,000	2,296,551
Edison International
5.750%, 06/15/27	5,519,000	5,553,043
6.250%, 03/15/30	6,200,000	6,368,418
Emera U.S. Finance LLC
4.500%, 04/01/29	900,000	893,792
ENEL Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,893,484
Evergy, Inc.
4.250%, 03/15/29	5,100,000	5,040,977
Eversource Energy
5.950%, 02/01/29	5,700,000	5,860,797
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,292,566
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,402,798
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,215,564
Jersey Central Power & Light Co.
4.150%, 01/15/29	3,600,000	3,555,843
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,616,518
Pacific Gas & Electric Co.
3.300%, 12/01/27	1,600,000	1,569,980
4.550%, 07/01/30	5,000,000	4,923,330
5.000%, 06/04/28	5,100,000	5,127,348
5.450%, 06/15/27	5,000,000	5,038,424
5.550%, 05/15/29	5,700,000	5,817,676
6.100%, 01/15/29	4,500,000	4,633,471
PacifiCorp
5.450%, 04/15/33	3,400,000	3,451,465
5.450%, 02/15/34	7,900,000	7,991,077
Pinnacle West Capital Corp.
4.900%, 05/15/28	3,000,000	3,010,590
5.150%, 05/15/30	1,000,000	1,013,260
Public Service Co. of Colorado
4.150%, 03/13/29	4,200,000	4,160,285
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	12,673,592
Sempra
4.313%, SOFR + 0.670%, 01/07/28 (a)	7,800,000	7,835,100
Southern California Edison Co.
4.125%, 03/01/48	800,000	602,109
4.650%, 10/01/43	400,000	338,463
5.250%, 03/15/30	6,300,000	6,370,335
5.850%, 11/01/27	3,000,000	3,044,524
See accompanying notes to financial statements.
BHFTI-399

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC
4.550%, 10/30/28 (144A)	2,400,000	$2,384,530
5.000%, 04/30/31 (144A)	3,300,000	3,275,052
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,351,093
		177,289,386
Electronics — 0.2%
Flex Ltd.
4.875%, 06/15/29	8,160,000	8,168,710
Entertainment — 0.1%
GSG Bidco Ltd.
5.375%, 06/15/36 (144A) (EUR)	3,300,000	3,729,028
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,834,679
Food — 0.6%
Conagra Brands, Inc.
4.850%, 11/01/28	5,000,000	5,008,401
Mars, Inc.
4.800%, 03/01/30 (144A)	7,400,000	7,422,043
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	7,825,014
		20,255,458
Gas — 0.1%
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36 (144A)	2,900,000	3,074,858
Healthcare-Services — 1.2%
Centene Corp.
2.450%, 07/15/28	900,000	855,245
3.000%, 10/15/30	5,900,000	5,339,775
3.375%, 02/15/30	500,000	465,992
4.250%, 12/15/27	1,248,000	1,241,446
4.625%, 12/15/29	500,000	485,023
Cigna Group
4.500%, 09/15/30	5,800,000	5,763,701
CommonSpirit Health
4.352%, 09/01/30	1,550,000	1,515,300
4.975%, 09/01/35	2,750,000	2,667,697
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,947,346
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,232,389
3.375%, 03/15/29	5,200,000	5,025,031
		42,538,945
Household Products/Wares — 0.1%
Clorox Co.
4.700%, 05/15/31	3,100,000	3,080,368
Security Description	Principal Amount*	Value

Insurance — 1.2%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	$7,828,351
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	2,989,694
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,189,704
Marsh & McLennan Cos., Inc.
4.650%, 03/15/30	2,900,000	2,897,069
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	7,978,296
Mutual of Omaha Cos Global Funding
4.750%, 10/15/29 (144A)	4,100,000	4,094,240
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,596,254
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	6,097,797
		41,671,405
Internet — 1.0%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	33,950,000	34,634,189
Investment Companies — 0.9%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,174,286
ARES Capital Corp.
5.100%, 01/15/31	3,600,000	3,482,487
Blackstone Secured Lending Fund
5.250%, 09/04/29	5,400,000	5,314,054
Blue Owl Capital Corp.
6.450%, 09/15/28	3,200,000	3,241,244
Credit Opportunity Partners JV, LLC
6.740%, 03/20/30 (f) (g)	1,500,000	1,494,597
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,414,277
HA Sustainable Infrastructure Capital, Inc.
6.150%, 01/15/31	4,500,000	4,613,620
		30,734,565
Lodging — 0.3%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,398,290
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	8,005,318
		10,403,608
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,311,383
Fox Corp.
4.709%, 01/25/29	4,500,000	4,496,561
Paramount Global
2.900%, 01/15/27	300,000	296,346
See accompanying notes to financial statements.
BHFTI-400

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	200,000	$169,812
		14,274,102
Oil & Gas — 0.7%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	3,837,258
Harbour Energy PLC
6.327%, 04/01/35 (144A)	3,700,000	3,771,747
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,531,890
QatarEnergy
4.625%, 06/23/29 (144A)	2,180,000	2,165,587
Saudi Arabian Oil Co.
4.375%, 02/02/31 (144A)	3,500,000	3,420,851
TotalEnergies Capital USA LLC
4.248%, 01/13/31	7,300,000	7,176,994
		23,904,327
Pharmaceuticals — 0.7%
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,920,068
6.250%, 01/21/29 (144A)	7,900,000	8,157,448
6.375%, 11/21/30 (144A)	6,900,000	7,261,724
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,770,960
CVS Pass-Through Trust
6.943%, 01/10/30	308,420	316,219
		23,426,419
Pipelines — 1.1%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,022,565
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,115,665
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,711,653
Energy Transfer LP
4.950%, 06/15/28	1,200,000	1,206,238
6.050%, 12/01/26	3,800,000	3,824,359
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	6,840,216
ONEOK, Inc.
5.375%, 06/01/29	1,900,000	1,930,744
Venture Global LNG, Inc.
6.375%, 12/15/34 (144A)	1,350,000	1,326,729
6.625%, 06/15/36 (144A)	1,350,000	1,330,665
9.875%, 02/01/32 (144A)	3,800,000	4,056,717
Western Midstream Operating LP
6.350%, 01/15/29	1,000,000	1,034,450
		36,400,001
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (Reg-S) (EUR)	4,500,000	5,066,692
Security Description	Principal Amount*	Value

Real Estate—(Continued)
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	$1,692,851
		6,759,543
Real Estate Investment Trusts — 2.8%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,886,056
American Tower Corp.
3.800%, 08/15/29	1,180,000	1,150,519
5.800%, 11/15/28	1,200,000	1,229,544
Boston Properties LP
2.450%, 10/01/33	1,811,000	1,489,575
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,363,546
EPR Properties
3.750%, 08/15/29	2,500,000	2,403,619
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30	4,700,000	4,645,643
Extra Space Storage LP
2.400%, 10/15/31	3,500,000	3,091,164
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	2,273,354
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	10,657,745
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,896,604
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,835,118
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	12,514,119
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	13,274,355
Sun Communities Operating LP
2.700%, 07/15/31	3,200,000	2,880,332
UDR, Inc.
3.500%, 07/01/27	1,000,000	991,497
VICI Properties LP/VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	2,000,000	1,996,149
4.500%, 09/01/26 (144A)	600,000	599,640
		94,178,579
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,713,675
Savings & Loans — 0.2%
Nationwide Building Society
4.000%, 1Y UKG + 3.750%, 09/03/27 (Reg-S) (GBP) (a)	500,000	662,925
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,542,548
		8,205,473
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32	2,400,000	2,324,624
See accompanying notes to financial statements.
BHFTI-401

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	$13,063,191
Software — 1.1%
Fiserv, Inc.
4.200%, 10/01/28	3,600,000	3,550,317
Oracle Corp.
3.600%, 04/01/40	1,400,000	1,020,835
3.600%, 04/01/50	5,600,000	3,405,427
4.450%, 09/26/30	9,100,000	8,784,830
Salesforce, Inc.
4.500%, 03/15/28	3,850,000	3,845,140
4.650%, 03/15/29	3,850,000	3,848,005
VMware LLC
1.400%, 08/15/26	13,500,000	13,448,698
		37,903,252
Telecommunications — 1.2%
NTT Finance Corp.
4.567%, 07/16/27 (144A)	300,000	300,251
4.620%, 07/16/28 (144A)	300,000	299,278
4.876%, 07/16/30 (144A)	500,000	498,890
4.943%, SOFR + 1.310%, 07/16/30 (144A) (a)	800,000	814,795
5.012%, 11/01/31 (144A)	4,800,000	4,793,587
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	20,090,000	20,024,613
T-Mobile USA, Inc.
4.200%, 10/01/29	6,700,000	6,617,444
Verizon Communications, Inc.
5.000%, 01/15/36	3,600,000	3,511,074
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	200,000	164,331
5.625%, 04/15/32 (144A) (EUR)	1,800,000	1,810,075
6.750%, 01/15/33 (144A)	200,000	169,333
7.750%, 04/15/32 (144A)	900,000	812,827
		39,816,498
Water — 0.0%
Thames Water Super Senior Issuer PLC
9.750%, 10/10/27 (144A) (GBP)	48,097	67,651
Total Corporate Bonds & Notes (Cost $1,412,704,473)		1,395,176,508

U.S. Treasury & Government Agencies—24.1%
U.S. Treasury — 24.1%
U.S. Treasury Bonds
1.375%, 08/15/50	34,100,000	16,727,649
1.625%, 11/15/50 (h)	6,700,000	3,502,059
1.875%, 02/15/51	27,500,000	15,285,059
1.875%, 11/15/51	2,400,000	1,319,062
2.000%, 02/15/50 (h)	6,400,000	3,729,250
2.000%, 08/15/51	19,300,000	10,987,430
2.250%, 08/15/49	29,239,400	18,186,678
2.375%, 02/15/42	6,500,000	4,740,430
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.375%, 11/15/49	16,970,000	$10,808,432
2.375%, 05/15/51	19,070,400	11,926,449
2.750%, 08/15/42	39,000,000	29,789,297
2.750%, 11/15/42 (i)	2,800,000	2,127,781
2.750%, 08/15/47 (h)	3,200,000	2,262,250
2.875%, 05/15/43 (j)	83,700,000	64,239,750
2.875%, 08/15/45 (h)	3,100,000	2,300,297
2.875%, 05/15/49	29,900,000	21,234,840
3.000%, 02/15/48 (h)	9,900,000	7,288,488
3.000%, 08/15/48 (h)	3,000,000	2,197,852
3.000%, 02/15/49	20,000,000	14,581,250
3.125%, 08/15/44 (j)	112,000,000	87,635,625
3.125%, 05/15/48 (h)	3,400,000	2,554,383
3.250%, 05/15/42	10,500,000	8,645,273
3.375%, 08/15/42	1,500,000	1,251,621
3.375%, 05/15/44	12,200,000	9,945,859
3.375%, 11/15/48 (i)	6,500,000	5,083,965
3.625%, 08/15/43	23,375,000	19,911,665
3.875%, 02/15/43	14,400,000	12,759,188
3.875%, 05/15/43	4,516,000	3,991,544
4.000%, 11/15/42	10,432,000	9,413,657
4.250%, 05/15/39	9,600,000	9,273,750
4.250%, 08/15/54	11,300,000	10,088,781
4.375%, 11/15/39	57,100,000	55,458,375
4.375%, 05/15/41	1,167,000	1,118,223
4.375%, 08/15/43	11,108,000	10,444,991
4.500%, 08/15/39	15,100,000	14,892,375
4.500%, 11/15/54 (h)	5,100,000	4,747,582
4.625%, 02/15/40	12,800,000	12,726,500
4.625%, 05/15/44 (h)	900,000	869,449
4.625%, 05/15/54	17,000,000	16,145,351
4.875%, 08/15/45 (j)	27,856,000	27,643,816
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (k)	30,690,240	16,224,395
0.250%, 02/15/50 (k)	12,043,035	6,781,669
0.625%, 02/15/43 (k)	1,737,684	1,266,497
0.750%, 02/15/45 (k)	25,307,199	17,964,762
0.875%, 02/15/47 (k)	7,447,626	5,231,836
1.000%, 02/15/46 (k)	2,669,652	1,959,135
1.000%, 02/15/49 (k)	2,910,710	2,042,365
1.375%, 02/15/44 (k)	7,428,252	6,062,003
1.500%, 02/15/53 (k)	8,039,432	6,104,923
2.125%, 02/15/54 (k)	13,342,917	11,647,842
2.375%, 02/15/55 (k)	2,637,675	2,426,384
U.S. Treasury Notes
3.500%, 01/31/30	3,300,000	3,225,879
3.625%, 09/30/30 (j) (l)	53,270,000	52,096,395
3.750%, 04/30/28 (h) (i)	25,600,000	25,415,000
3.875%, 04/30/30 (l)	3,075,000	3,041,728
3.875%, 08/31/32 (i)	1,150,000	1,125,203
4.000%, 05/31/30 (h)	60,600,000	60,190,477
4.000%, 01/31/31	3,325,000	3,296,166
4.125%, 03/31/31 (h)	2,625,000	2,615,156
4.125%, 02/15/36	1,860,000	1,814,662
4.250%, 02/28/31	3,250,000	3,255,459
See accompanying notes to financial statements.
BHFTI-402

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.375%, 05/15/36	4,167,000	$4,152,025
4.625%, 04/30/31 (i) (l)	5,734,000	5,836,585
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/40	4,100,000	2,058,137
Zero Coupon, 05/15/41	1,000,000	479,915
Zero Coupon, 08/15/41	1,600,000	756,634
Zero Coupon, 11/15/41	300,000	139,704
Zero Coupon, 02/15/42	21,300,000	9,772,276
Total U.S. Treasury & Government Agencies (Cost $969,882,495)		824,819,488

Non-Agency Mortgage-Backed Securities—10.4%
Collateralized Mortgage Obligations — 5.3%
Adjustable Rate Mortgage Trust
4.673%, 11/25/35 (a)	95,421	65,005
American Home Mortgage Investment Trust
4.123%, 1M TSFR + 0.474%, 12/25/46 (a)	8,165,358	7,046,952
Banc of America Alternative Loan Trust
13.349%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	290,629	305,509
Banc of America Funding Trust
4.727%, 01/20/47 (a)	36,289	31,689
5.365%, 05/25/35 (a)	112,819	109,048
5.608%, 02/20/36 (a)	281,364	269,017
Banc of America Mortgage Trust
6.000%, 05/25/37	3,412,622	2,731,854
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	9,584,716	8,239,865
BCAP LLC Trust
4.183%, 1M TSFR + 0.534%, 05/25/47 (a)	2,643,646	2,600,090
5.250%, 02/26/36 (144A) (a)	1,842,491	657,931
Bear Stearns ALT-A Trust
4.231%, 11/25/36 (a)	1,273,040	669,669
4.394%, 11/25/36 (a)	1,182,779	583,884
4.494%, 05/25/36 (a)	958,148	433,963
4.642%, 09/25/35 (a)	300,832	153,957
5.044%, 05/25/35 (a)	172,601	166,359
Bear Stearns ARM Trust
5.778%, 10/25/35 (a)	325,682	325,847
Bear Stearns Structured Products, Inc. Trust
3.918%, 12/26/46 (a)	241,133	185,131
4.750%, 01/26/36 (a)	222,648	153,196
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	5,935,216	5,265,254
Chase Mortgage Finance Trust
4.197%, 12/25/35 (a)	22,327	21,875
4.350%, 03/25/37 (a)	335,791	318,392
4.443%, 09/25/36 (a)	621,666	530,123
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.013%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	5,377	5,280
CHL Mortgage Pass-Through Trust
4.031%, 09/20/36 (a)	908,841	814,527
4.163%, 1M TSFR + 0.514%, 04/25/46 (a)	851,586	806,264
4.403%, 1M TSFR + 0.754%, 03/25/35 (a)	164,788	160,281
5.750%, 06/25/37	873,925	384,545
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	578,938	$502,424
Citigroup Mortgage Loan Trust, Inc.
3.817%, 10/25/46 (a)	343,948	312,799
5.750%, 1Y H15 + 2.100%, 09/25/35 (a)	128,545	131,096
5.860%, 1Y H15 + 2.150%, 09/25/35 (a)	17,940	18,052
6.480%, 1Y H15 + 2.400%, 10/25/35 (a)	291,485	298,303
CitiMortgage Alternative Loan Trust
4.413%, 1M TSFR + 0.764%, 10/25/36 (a)	2,852,131	2,225,047
Countrywide Alternative Loan Trust
1.237%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	325,435	14,728
4.283%, 1M TSFR + 0.634%, 06/25/46 (a)	3,333,500	3,012,560
5.224%, 12M MTA + 1.480%, 01/25/36 (a)	253,434	245,396
5.500%, 02/25/36	1,175,533	768,693
6.000%, 03/25/35	5,595,730	4,329,348
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,221,358	1,160,043
6.000%, 02/25/37	7,345,463	2,635,482
6.000%, 04/25/37	2,532,133	1,088,841
6.000%, 07/25/37	3,732,988	1,846,959
Credit Suisse First Boston Mortgage Securities Corp.
4.426%, 03/25/32 (144A) (a)	14,696	14,302
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	750,645	551,017
CSMC Trust
3.406%, 10/27/36 (144A) (a)	5,388,995	5,016,019
DSLA Mortgage Loan Trust
4.815%, 07/19/44 (a)	115,024	113,026
First Horizon Mortgage Pass-Through Trust
5.737%, 08/25/35 (a)	45,746	29,552
GreenPoint MTA Trust
4.203%, 1M TSFR + 0.554%, 06/25/45 (a)	10,067	8,657
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	9,397,945	7,738,625
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	10,054,187	8,310,419
3.000%, 08/26/52 (144A) (a)	11,516,735	9,907,709
GSR Mortgage Loan Trust
4.042%, 04/25/36 (a)	717,696	413,811
4.479%, 01/25/36 (a)	898,214	848,140
4.837%, 09/25/35 (a)	4,256	4,083
6.000%, 03/25/32	30	30
HarborView Mortgage Loan Trust
4.194%, 1M TSFR + 0.554%, 05/19/35 (a)	241,370	234,753
IndyMac ARM Trust
5.653%, 01/25/32 (a)	485	471
5.789%, 01/25/32 (a)	151	149
IndyMac INDX Mortgage Loan Trust
4.003%, 1M TSFR + 0.354%, 07/25/36 (a)	1,597,521	1,615,631
4.183%, 1M TSFR + 0.534%, 05/25/46 (a)	2,352,399	2,186,677
JP Morgan Alternative Loan Trust
4.123%, 1M TSFR + 0.474%, 05/25/36 (a)	598,349	505,715
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	9,761,904	8,379,501
4.176%, 12/26/37 (144A) (a)	3,504,423	2,962,830
5.750%, 01/25/36	181,702	78,301
See accompanying notes to financial statements.
BHFTI-403

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Lehman Mortgage Trust
4.363%, 1M TSFR + 0.714%, 08/25/36 (a)	2,540,775	$1,744,349
Lehman XS Trust
4.163%, 1M TSFR + 0.514%, 03/25/47 (a)	7,797,339	6,994,851
MASTR Alternative Loan Trust
4.163%, 1M TSFR + 0.514%, 03/25/36 (a)	605,025	48,362
6.500%, 02/25/35	1,508,457	1,555,245
MASTR Asset Securitization Trust
6.000%, 06/25/36	145,897	77,083
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	2,407,410	2,321,825
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,536,682
Morgan Stanley Re-REMICS Trust
3.063%, 03/26/37 (144A) (e)	892,652	941,262
MortgageIT Mortgage Loan Trust
4.223%, 1M TSFR + 0.574%, 04/25/36 (a)	985,680	965,423
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (e)	3,674,297	3,679,650
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (e)	472,298	220,329
OBX Trust
4.413%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	2,684,661	2,666,917
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	4,478,797	4,465,293
PRPM Trust
6.250%, 08/25/68 (144A) (e)	3,070,354	3,067,184
RBSSP Resecuritization Trust
4.009%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	1,302,351	1,298,686
Reperforming Loan Trust REMICS
4.103%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	223,254	219,620
Residential Asset Securitization Trust
6.000%, 06/25/36	2,866,543	953,918
Sequoia Mortgage Trust
4.394%, 1M TSFR + 0.754%, 04/19/27 (a)	19,935	19,813
4.454%, 1M TSFR + 0.814%, 07/20/33 (a)	29,306	29,482
Structured Adjustable Rate Mortgage Loan Trust
3.851%, 01/25/35 (a)	66,932	66,446
4.325%, 10/25/36 (a)	4,938,951	1,918,872
4.343%, 08/25/35 (a)	27,662	23,832
4.793%, 04/25/35 (a)	913,258	845,469
Structured Asset Mortgage Investments II Trust
4.254%, 1M TSFR + 0.614%, 07/19/35 (a)	94,032	90,341
Towd Point Mortgage Funding - Granite 6 PLC
4.672%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	4,492,475	5,960,837
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	4,097,091	3,862,351
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	17,800,828	14,898,765
2.500%, 12/25/51 (144A) (a)	9,884,770	8,164,207
WaMu Mortgage Pass-Through Certificates Trust
3.871%, 06/25/37 (a)	2,444,023	2,171,276
4.263%, 1M TSFR + 0.614%, 02/25/45 (a)	2,908,612	2,825,115
5.144%, 12M MTA + 1.400%, 06/25/42 (a)	15,908	15,114
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage-Backed Securities Trust
6.123%, 09/25/33 (a)	32,783	$32,309
		180,225,604
Commercial Mortgage-Backed Securities — 5.1%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,706,749
ACRES Commercial Realty Issuer LLC
5.087%, 1M TSFR + 1.450%, 08/18/44 (144A) (a)	7,500,000	7,504,032
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,986,394
AREIT Trust
4.856%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	2,589,184	2,589,342
5.878%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	5,870,094	5,882,404
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	12,016,377
3.458%, 03/15/55 (a)	13,000,000	11,998,913
4.016%, 03/15/52	13,000,000	12,679,137
4.590%, 05/15/55 (a)	11,000,000	10,622,133
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,763,439
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	911,176
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,756,996
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,078,330	6,330,700
GS Mortgage Securities Trust
3.722%, 10/10/49 (144A) (a)	13,346,000	13,092,315
GS REFT Issuer Ltd.
5.139%, 1M TSFR + 1.500%, 10/19/43 (144A) (a)	2,400,000	2,404,974
JP Morgan Chase Commercial Mortgage Securities Trust
7.236%, 10/05/40 (144A)	5,800,000	5,967,552
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,904,965
Morgan Stanley Capital I Trust
2.509%, 04/05/42 (144A) (a)	7,500,000	6,664,072
3.127%, 11/15/52	800,000	756,488
NYO Commercial Mortgage Trust
4.836%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,986,875
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,826,343
		174,351,376
Total Non-Agency Mortgage-Backed Securities (Cost $390,788,784)		354,576,980

Foreign Government—9.9%
Banks — 0.0%
Korea Development Bank
4.330%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,701,396
Diversified Financial Services — 0.0%
CPPIB Capital, Inc.
4.300%, 06/02/34 (Reg-S) (CAD)	1,900,000	1,406,556
See accompanying notes to financial statements.
BHFTI-404

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Regional Government — 0.7%
New South Wales Treasury Corp.
1.750%, 03/20/34 (Reg-S) (AUD)	7,300,000	$3,980,451
4.750%, 02/20/37 (Reg-S) (AUD)	1,900,000	1,245,864
Province of Quebec
4.450%, 09/01/34 (CAD)	12,700,000	9,471,921
Queensland Treasury Corp.
1.500%, 08/20/32 (Reg-S) (AUD)	5,600,000	3,184,699
4.500%, 08/22/35 (Reg-S) (AUD)	1,400,000	915,359
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	5,400,000	2,619,214
2.250%, 09/15/33 (Reg-S) (AUD)	2,700,000	1,551,893
		22,969,401
Sovereign — 9.2%
Abu Dhabi Government International Bonds
4.625%, 04/20/33 (Reg-S)	3,400,000	3,382,190
4.875%, 04/30/29 (144A)	1,700,000	1,711,232
5.000%, 04/30/34 (144A)	1,700,000	1,727,110
Australia Government Bonds
2.750%, 06/21/35 (Reg-S) (AUD)	14,300,000	8,503,235
Brazil Government International Bonds
4.000%, 04/23/30 (EUR)	3,600,000	4,124,867
6.125%, 03/15/34	7,800,000	7,828,470
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/26 (BRL)	14,527,000	2,721,493
Zero Coupon, 04/01/27 (BRL)	26,163,000	4,604,461
Canada Government Bonds
3.250%, 12/01/34 (CAD)	5,105,000	3,594,755
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	11,024,375
Colombia Government International Bonds
5.375%, 01/21/29	1,000,000	996,700
6.500%, 01/21/33	1,000,000	1,015,500
Costa Rica Government International Bonds
5.950%, 04/27/33 (144A) (EUR)	500,000	604,135
6.001%, 01/16/36 (144A) (EUR)	3,000,000	3,616,025
European Union
2.875%, 10/05/29 (Reg-S) (EUR)	15,200,000	17,463,387
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (Reg-S) (EUR) (k)	27,484,127	31,486,203
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,760,831
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	11,043,231
Japan Government Thirty Year Bonds
2.100%, 09/20/54 (JPY)	98,350,000	419,295
2.300%, 12/20/54 (JPY)	1,312,150,000	5,863,861
2.400%, 03/20/55 (JPY)	1,585,800,000	7,258,038
2.800%, 06/20/55 (JPY)	980,000,000	4,896,414
3.200%, 09/20/55 (JPY)	1,167,000,000	6,319,937
3.700%, 03/20/56 (JPY)	623,650,000	3,709,451
Japan Government Twenty Year Bonds
2.000%, 12/20/44 (JPY)	1,670,000,000	8,148,639
2.400%, 03/20/45 (JPY)	923,600,000	4,792,757
2.700%, 09/20/45 (JPY)	77,250,000	417,457
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Kuwait International Government Bonds
4.016%, 10/09/28 (144A)	2,000,000	$1,971,931
4.136%, 10/09/30 (144A)	2,000,000	1,960,496
4.652%, 10/09/35 (144A)	1,500,000	1,464,005
4.804%, 04/20/33 (144A)	3,100,000	3,087,745
Mexico Government International Bonds
3.500%, 09/19/29 (EUR)	2,600,000	2,950,619
4.500%, 03/19/34 (EUR)	2,600,000	2,963,395
5.125%, 03/19/38 (EUR)	1,000,000	1,136,251
6.000%, 05/07/36	2,400,000	2,391,360
Peru Government International Bonds
5.400%, 08/12/34 (Reg-S) (PEN)	14,400,000	4,106,814
6.150%, 08/12/32 (144A) (PEN)	66,510,000	21,080,859
6.950%, 08/12/31 (144A) (PEN)	1,680,000	558,157
6.950%, 08/12/31 (Reg-S) (PEN)	7,920,000	2,631,313
Qatar Government International Bonds
4.800%, 04/08/33 (Reg-S)	6,900,000	6,935,697
5.103%, 04/23/48 (Reg-S)	1,500,000	1,430,853
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,917,941
Republic of South Africa Government Bonds
6.250%, 03/31/36 (ZAR)	17,000,000	888,587
7.000%, 02/28/31 (ZAR)	95,400,000	5,624,410
8.500%, 01/31/37 (ZAR)	69,900,000	4,244,009
8.750%, 01/31/44 (ZAR)	4,040,000	241,812
8.750%, 02/28/48 (ZAR)	16,900,000	1,013,569
8.875%, 02/28/35 (ZAR)	375,220,000	23,729,480
9.000%, 01/31/40 (ZAR)	15,840,000	977,149
Republic of South Africa Government International Bonds
7.100%, 11/19/36 (144A)	3,000,000	3,219,566
Romania Government International Bonds
5.250%, 03/10/30 (144A) (EUR)	2,600,000	3,085,315
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,609,859
5.375%, 06/07/33 (144A) (EUR)	600,000	692,170
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,621,195
Saudi Government International Bonds
4.125%, 01/12/29 (144A)	1,500,000	1,475,726
4.750%, 01/18/28 (144A)	6,000,000	6,000,286
4.750%, 01/16/30 (144A)	7,800,000	7,776,372
5.000%, 01/18/53 (144A)	6,000,000	5,173,494
U.K. Gilts
4.375%, 07/31/54 (Reg-S) (GBP)	17,254,000	19,218,067
		313,212,551
Total Foreign Government (Cost $341,689,580)		339,289,904

Asset-Backed Securities—6.4%
Asset-Backed - Automobile — 0.1%
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	516,048	516,962
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,931,380
		4,448,342
See accompanying notes to financial statements.
BHFTI-405

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 0.7%
ABFC Trust
4.463%, 1M TSFR + 0.814%, 06/25/34 (a)	688,520	$671,179
4.588%, 1M TSFR + 0.939%, 07/25/35 (a)	3,223,485	3,084,765
Accredited Mortgage Loan Trust
4.053%, 1M TSFR + 0.404%, 07/25/34 (a)	1,597,907	1,575,366
ACE Securities Corp. Home Equity Loan Trust
4.063%, 1M TSFR + 0.414%, 04/25/36 (a)	798,453	780,940
4.063%, 1M TSFR + 0.414%, 07/25/36 (a)	7,450,507	2,409,296
Asset-Backed Securities Corp. Home Equity Loan Trust
3.843%, 1M TSFR + 0.194%, 05/25/37 (a)	15,697	11,271
Bear Stearns Asset-Backed Securities I Trust
4.768%, 1M TSFR + 1.119%, 06/25/35 (a)	640,801	633,220
Citigroup Mortgage Loan Trust, Inc.
4.083%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	4,871,102	2,706,882
HSI Asset Securitization Corp. Trust
4.103%, 1M TSFR + 0.454%, 12/25/36 (a)	7,904,106	1,882,486
IXIS Real Estate Capital Trust
4.708%, 1M TSFR + 1.059%, 02/25/35 (a)	560,390	575,796
MASTR Asset-Backed Securities Trust
3.863%, 1M TSFR + 0.214%, 08/25/36 (a)	4,406,508	1,475,832
4.083%, 1M TSFR + 0.434%, 08/25/36 (a)	2,853,042	963,797
Merrill Lynch Mortgage Investors Trust
4.263%, 1M TSFR + 0.614%, 07/25/37 (a)	8,093,871	1,607,889
Morgan Stanley ABS Capital I, Inc. Trust
3.823%, 1M TSFR + 0.234%, 05/25/37 (a)	74,555	68,317
NovaStar Mortgage Funding Trust
3.963%, 1M TSFR + 0.314%, 09/25/37 (a)	1,471,956	1,453,860
Option One Mortgage Accept Corp. Asset Back Certificates
4.403%, 1M TSFR + 0.754%, 08/25/33 (a)	4,471	4,628
Option One Mortgage Loan Trust
4.043%, 1M TSFR + 0.394%, 01/25/37 (a)	3,439,087	2,237,005
Renaissance Home Equity Loan Trust
3.454%, 1M TSFR + 0.994%, 08/25/33 (a)	44,217	41,019
Residential Asset Securities Corporation Trust
4.343%, 1M TSFR + 0.694%, 06/25/33 (a)	369,866	364,927
		22,548,475
Asset-Backed - Other — 5.3%
Arbour CLO DAC
3.613%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	6,287,743
ARES European CLO X DAC
2.984%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	896,820	1,024,714
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.523%, 1M TSFR + 0.874%, 02/25/36 (a)	3,183,433	2,593,632
Countrywide Asset-Backed Certificates Trust
4.043%, 1M TSFR + 0.394%, 02/25/37 (a)	1,078,582	1,040,401
4.043%, 1M TSFR + 0.394%, 07/25/37 (a)	4,197,219	3,850,928
4.043%, 1M TSFR + 0.394%, 04/25/47 (a)	987,804	962,922
4.203%, 1M TSFR + 0.554%, 09/25/37 (a)	1,269,491	1,380,667
4.210%, 10/25/46 (a)	331,808	346,840
First Franklin Mortgage Loan Trust
4.043%, 1M TSFR + 0.394%, 12/25/36 (a)	3,989,203	1,529,461
4.073%, 1M TSFR + 0.424%, 10/25/36 (a)	15,798,403	13,239,534
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust
4.100%, 1M TSFR + 1.044%, 10/25/34 (a)	1,312,170	$1,302,090
5.188%, 1M TSFR + 1.539%, 10/25/34 (a)	976,935	984,369
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	8,322,756	7,231,494
GreenSky Home Improvement Issuer Trust
5.120%, 03/25/60 (144A)	930,192	932,683
GSAMP Trust
4.103%, 1M TSFR + 0.454%, 12/25/36 (a)	2,020,979	989,669
5.083%, 1M TSFR + 1.434%, 12/25/34 (a)	3,036,239	2,761,487
Harvest CLO XXV DAC
3.154%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	10,351,965
Home Equity Loan Trust
3.993%, 1M TSFR + 0.344%, 04/25/37 (a)	2,723,856	2,661,249
Home Equity Mortgage Loan Asset-Backed Trust
3.983%, 1M TSFR + 0.334%, 04/25/37 (a)	1,716,167	1,349,148
ICG U.S. CLO Ltd.
4.825%, 3M TSFR + 1.150%, 10/20/34 (144A) (a)	2,600,000	2,600,255
KKR CLO 16 Ltd.
4.815%, 3M TSFR + 1.140%, 10/20/34 (144A) (a)	9,900,000	9,901,396
KKR CLO 41 Ltd.
5.003%, 3M TSFR + 1.330%, 04/15/35 (144A) (a)	6,000,000	6,001,074
KREF Ltd.
5.089%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	1,511,476	1,511,511
Long Beach Mortgage Loan Trust
4.083%, 1M TSFR + 0.434%, 05/25/36 (a)	26,381,514	7,420,909
4.283%, 1M TSFR + 0.634%, 08/25/45 (a)	338,410	329,191
4.543%, 1M TSFR + 0.894%, 08/25/35 (a)	3,861,614	3,827,224
Merrill Lynch First Franklin Mortgage Loan Trust
6.263%, 1M TSFR + 2.614%, 10/25/37 (a)	7,814,453	6,902,341
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	547,454	547,774
Morgan Stanley ABS Capital I, Inc. Trust
4.013%, 1M TSFR + 0.364%, 07/25/36 (a)	2,100,722	1,896,213
4.063%, 1M TSFR + 0.414%, 06/25/36 (a)	127,512	113,860
4.383%, 1M TSFR + 0.734%, 12/25/35 (a)	329,816	325,003
Park Place Securities, Inc.
4.498%, 1M TSFR + 0.849%, 09/25/35 (a)	2,306,196	2,264,317
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.813%, 1M TSFR + 1.164%, 10/25/34 (a)	905,394	899,163
5.563%, 1M TSFR + 1.914%, 12/25/34 (a)	1,202,446	1,193,006
Romark CLO - IV Ltd.
4.819%, 3M TSFR + 1.140%, 07/10/34 (144A) (a)	6,200,000	6,199,361
Romark Credit Funding III Ltd.
5.539%, 09/15/42 (144A)	5,700,000	5,706,373
Saxon Asset Securities Trust
4.163%, 1M TSFR + 0.514%, 09/25/47 (a)	1,309,189	1,234,356
Securitized Asset-Backed Receivables LLC Trust
4.263%, 1M TSFR + 0.614%, 03/25/36 (a)	12,195,121	7,705,982
4.263%, 1M TSFR + 0.614%, 05/25/36 (a)	5,745,121	3,055,579
Soundview Home Loan Trust
3.983%, 1M TSFR + 0.334%, 02/25/37 (a)	1,932,207	510,636
Specialty Underwriting & Residential Finance Trust
4.303%, 1M TSFR + 0.654%, 04/25/37 (a)	2,149,412	1,584,606
See accompanying notes to financial statements.
BHFTI-406

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Structured Asset Investment Loan Trust
4.393%, 1M TSFR + 0.744%, 11/25/35 (a)	2,201,225	$2,170,085
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	10,307,839	9,417,585
Symphony CLO XXXII Ltd.
4.816%, 3M TSFR + 1.150%, 10/23/35 (144A) (a)	9,900,000	9,899,891
THL Credit Wind River CLO Ltd.
4.873%, 3M TSFR + 1.200%, 04/15/35 (144A) (a)	11,350,000	11,351,930
Toro European CLO 7 DAC
3.093%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	10,911,000	12,432,000
U.S. Small Business Administration
6.220%, 12/01/28	144,920	146,960
Vibrant CLO XII Ltd.
4.825%, 3M TSFR + 1.150%, 04/20/34 (144A) (a)	5,000,000	5,005,415
		182,974,992
Asset-Backed - Student Loan — 0.3%
Nelnet Student Loan Trust
4.670%, 06/22/65 (144A)	3,937,993	3,852,777
4.959%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	3,183,909	3,187,909
5.809%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	1,495,439	1,525,247
6.640%, 02/20/41 (144A)	1,574,147	1,613,497
		10,179,430
Total Asset-Backed Securities (Cost $229,284,911)		220,151,239

Municipals—0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	5,970,217
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	9,103,868
3.057%, 01/01/34	2,000,000	1,775,467
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	3,960,000	4,155,226
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	5,946,324
Total Municipals (Cost $28,024,919)		26,951,102

Floating Rate Loans (m)—0.3%
Commercial Services — 0.0%
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 8.176% - 8.179%, 6M TSFR + 4.500%, 12/19/31 (n)	845,193	681,437
Investment Companies — 0.1%
Castlelake LP
First Lien Term Loan, 2.950%, 05/12/31 (g)	4,669,061	4,325,587
Media — 0.2%
Discovery Global Holdings, Inc.
2026 EUR Term Loan B, 05/27/33 (EUR) (o)	1,100,000	1,260,630
Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	4,315,385	$4,321,940
		5,582,570
Total Floating Rate Loans (Cost $11,084,127)		10,589,594

Short-Term Investments—2.2%
Repurchase Agreements—2.2%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26, with a maturity value of $65,606,615; collateralized by U.S. Treasury Bill at 0.000%, maturing 10/27/26, with a market value of $66,936,277	65,600,000	65,600,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $8,154,367; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $8,317,054	8,153,800	8,153,800
Total Short-Term Investments (Cost $73,753,800)		73,753,800
Total Purchased Options—0.0% (p) (Cost $908,841)		290,281
Total Investments—139.7% (Cost $4,991,058,674)		4,779,512,490
Other assets and liabilities (net)—(39.7)%		(1,358,402,974)
Net Assets—100.0%		$3,421,109,516

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $47,711,982.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of
See accompanying notes to financial statements.
BHFTI-407

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
June 30, 2026, the market value of securities pledged was $9,569,572.
(j)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2026, the market value of securities pledged was $136,050,834.
(k)	Principal amount of security is adjusted for inflation.
(l)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2026, the market value of securities pledged was $512,309.
(m)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(n)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2026.
(o)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$982,465,172, which is 28.7% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $121,162,560, which is
3.5% of net assets.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	3.710%	06/10/26	07/01/26	USD	(7,460,250)	$(7,460,250)
Deutsche Bank Securities, Inc.	3.710%	06/04/26	07/02/26	USD	(60,704,974)	(60,704,974)
JPMorgan Securities LLC	3.720%	06/08/26	07/06/26	USD	(43,680,735)	(43,680,735)
JPMorgan Securities LLC	3.710%	06/02/26	07/07/26	USD	(24,722,395)	(24,722,395)
Total						$(136,568,354)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments. Additionally, securities in the amount of $1,166,618 and cash in the amount of $521,000 have been received at the custodian bank as collateral for reverse repurchase agreements.
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement ("MRA") on a net basis as of June 30, 2026 :
Counterparty	Reverse Repurchase Agreements	Collateral Pledged/ (Received)(a)	Net Amount (b)
Deutsche Bank Securities, Inc.	$(68,165,224)	$66,776,012	$(1,389,212)
JPMorgan Securities LLC	(68,403,130)	67,587,204	(815,926)
	$(136,568,354)	$134,363,216	$(2,205,138)

(a)
Collateral with a value of $136,050,834 has been pledged and $1,687,618 has been received in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged maybe more than the amount shown here due to overcollateralization

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$11,470,710,650	$265,328,929	$11 ,427,708,173	$358,856,544
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$11,252,351,790	$11,235,486,711
See accompanying notes to financial statements.
BHFTI-408

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreement
U.S. Treasury	$(7,460,250)	$(129,108,104)	$—	$—	$(136,568,354)
Total Borrowings	$(7,460,250)	$(129,108,104)	$—	$—	$(136,568,354)
Gross amount of recognized liabilities for secured borrowings transactions					$(136,568,354)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,496,000	BNP	07/02/26	USD	2,408,999	$11,457
AUD	1,760,000	MSIP	07/02/26	USD	1,262,059	(43,523)
AUD	16,986,661	SG	07/02/26	USD	11,720,796	39,920
BRL	52,179,130	BNP	07/02/26	USD	10,120,000	(12,271)
BRL	1,100,000	BNP	07/02/26	USD	221,868	(8,785)
BRL	9,200,000	BNP	07/02/26	USD	1,788,526	(6,375)
BRL	800,000	BNP	07/02/26	USD	161,268	(6,298)
BRL	800,000	BNP	07/02/26	USD	160,998	(6,028)
BRL	1,300,000	BNP	07/02/26	USD	257,523	(5,697)
BRL	1,211,790	BNP	07/02/26	USD	240,000	(5,262)
BRL	1,000,000	BNP	07/02/26	USD	198,417	(4,704)
BRL	1,000,000	BNP	07/02/26	USD	197,297	(3,585)
BRL	1,300,000	BNP	07/02/26	USD	255,052	(3,226)
BRL	800,000	BNP	07/02/26	USD	157,928	(2,958)
BRL	700,000	BNP	07/02/26	USD	137,363	(1,764)
BRL	800,000	BNP	07/02/26	USD	153,873	1,097
BRL	497,932	BNP	08/04/26	USD	97,766	(2,050)
BRL	5,687,055	BNP	08/04/26	USD	1,090,000	3,205
BRL	183,681,130	GSBU	07/02/26	USD	36,506,962	(925,704)
BRL	1,600,000	GSBU	07/02/26	USD	321,156	(11,217)
BRL	1,500,000	GSBU	07/02/26	USD	296,806	(6,238)
BRL	1,500,000	GSBU	07/02/26	USD	296,261	(5,693)
BRL	1,000,000	GSBU	07/02/26	USD	195,894	(2,182)
BRL	47,797,530	GSBU	07/02/26	USD	9,233,383	25,577
BRL	21,035,792	GSBU	07/02/26	USD	3,914,364	160,524
BRL	47,714,350	GSBU	07/02/26	USD	8,865,707	377,140
BRL	8,362,466	GSBU	08/04/26	USD	1,638,526	(31,035)
BRL	812,405	GSBU	08/04/26	USD	158,974	(2,808)
BRL	1,089,596	GSBU	09/02/26	USD	211,683	(3,721)
BRL	253,142,507	GSBU	10/02/26	USD	47,786,179	192,007
BRL	500,000	JPMC	07/02/26	USD	97,502	(646)
BRL	500,000	JPMC	07/02/26	USD	97,502	(646)
BRL	4,100,000	JPMC	07/02/26	USD	792,026	2,194
CAD	85,844,026	GSBU	07/02/26	USD	60,326,090	202,044
CHF	24,338,984	SG	07/02/26	USD	30,084,620	37,885
CNH	11,159,000	BOA	07/02/26	USD	1,650,247	(6,983)
CNH	88,878,103	DBAG	07/02/26	USD	13,065,233	22,880
CNY	949,750	BNP	07/10/26	USD	139,233	813
EUR	1,088,000	BNP	07/02/26	USD	1,247,628	(4,479)
EUR	154,043,448	SG	07/02/26	USD	175,224,422	785,605
GBP	742,000	BOA	07/02/26	USD	998,695	(14,469)
GBP	4,498,000	BNP	07/02/26	USD	5,957,591	8,781
See accompanying notes to financial statements.
BHFTI-409

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	4,714,790	SG	07/02/26	USD	6,235,781	$18,152
IDR	73,002,732,266	BNP	07/02/26	USD	4,078,593	4,334
IDR	38,727,108,512	BNP	09/16/26	USD	2,216,689	(64,071)
IDR	38,442,702,929	BNP	09/16/26	USD	2,195,835	(59,025)
IDR	31,676,425,199	BNP	09/16/26	USD	1,756,922	3,789
IDR	34,057,405,374	BNP	09/16/26	USD	1,874,125	18,931
IDR	14,407,640,949	BNP	12/16/26	USD	791,346	4,303
IDR	10,138,581,513	CBNA	07/02/26	USD	565,193	1,841
IDR	30,651,540,192	CBNA	07/06/26	USD	1,708,330	5,223
IDR	31,885,651,270	CBNA	07/23/26	USD	1,790,000	(10,009)
IDR	25,339,777,746	CBNA	09/16/26	USD	1,420,869	(12,376)
IDR	23,143,664,201	CBNA	12/16/26	USD	1,274,052	4,036
IDR	24,587,361,216	CBNA	12/16/26	USD	1,351,548	6,266
IDR	28,125,942,860	DBAG	09/16/26	USD	1,548,871	14,489
IDR	11,469,632,587	DBAG	12/16/26	USD	632,947	453
IDR	15,715,376,050	GSBU	07/02/26	USD	876,485	2,451
IDR	47,146,092,290	GSBU	07/02/26	USD	2,629,453	7,353
IDR	15,513,987,617	GSBU	09/16/26	USD	870,643	(8,309)
IDR	15,514,858,260	GSBU	09/16/26	USD	870,643	(8,261)
IDR	30,572,808,953	GSBU	09/16/26	USD	1,702,367	(3,000)
IDR	32,466,780,408	GSBU	09/16/26	USD	1,785,066	19,576
IDR	17,665,547,480	JPMC	07/06/26	USD	982,653	4,927
ILS	1,588,000	CBNA	08/12/26	USD	534,723	(554)
INR	526,851,818	BOA	07/23/26	USD	5,570,000	(13,725)
INR	30,441,886	BOA	09/16/26	USD	320,308	(680)
INR	1,925,550	BOA	09/16/26	USD	20,198	20
INR	306,979,155	BNP	07/01/26	USD	3,253,556	(10,547)
INR	39,354,554	BNP	07/01/26	USD	404,703	11,049
INR	1,912,730	BNP	07/06/26	USD	20,000	201
INR	208,327,337	BNP	07/20/26	USD	2,159,264	38,364
INR	378,650,784	BNP	07/20/26	USD	3,931,171	63,185
INR	311,327,220	BNP	07/27/26	USD	3,276,001	6,177
INR	465,073,332	BNP	07/29/26	USD	4,920,000	(17,796)
INR	577,423,350	BNP	08/03/26	USD	6,090,000	(6,176)
INR	290,899,187	BNP	09/16/26	USD	3,062,164	(7,836)
INR	238,137,855	CBNA	07/01/26	USD	2,457,563	58,188
INR	431,149,589	DBAG	07/20/26	USD	4,469,789	78,373
INR	92,577,319	GSBU	08/18/26	USD	965,252	8,990
INR	92,065,489	GSBU	09/16/26	USD	965,857	795
INR	173,886,670	GSBU	09/16/26	USD	1,803,523	22,219
INR	206,159,397	GSBU	09/16/26	USD	2,135,813	28,780
INR	68,911,066	JPMC	07/01/26	USD	729,764	(1,769)
INR	98,139,748	JPMC	09/16/26	USD	1,028,715	1,714
INR	178,283,476	JPMC	09/30/26	USD	1,869,211	676
JPY	303,300,000	BOA	07/02/26	USD	1,906,565	(41,194)
JPY	4,978,176,439	BBP	07/02/26	USD	30,796,019	(178,986)
JPY	223,600,000	BNP	07/02/26	USD	1,381,578	(6,382)
JPY	583,100,000	MSIP	07/02/26	USD	3,608,620	(22,408)
KRW	7,918,855,998	BBP	07/15/26	USD	5,194,123	(81,730)
KRW	1,016,873,458	BNP	07/06/26	USD	670,000	(13,603)
KRW	1,495,954,240	BNP	07/27/26	USD	976,000	(10,057)
KRW	2,263,902,900	BNP	07/27/26	USD	1,470,000	(8,190)
KRW	373,720,157	CBNA	07/15/26	USD	247,216	(5,943)
KRW	776,514,341	GSBU	07/15/26	USD	502,958	(1,642)
KRW	157,958,547	JPMC	07/15/26	USD	104,493	(2,515)
KRW	239,952,327	JPMC	07/15/26	USD	155,044	(131)
MXN	13,551,736	CBNA	09/17/26	USD	757,622	12,435
MXN	202,403,670	JPMC	09/17/26	USD	11,650,004	(148,717)
MXN	168,794,000	JPMC	09/17/26	USD	9,664,590	(73,123)
See accompanying notes to financial statements.
BHFTI-410

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	38,916,000	JPMC	09/17/26	USD	2,228,636	$(17,293)
MXN	430,931,360	JPMC	12/16/26	USD	24,438,913	(126,108)
MXN	144,868,602	JPMC	12/16/26	USD	8,206,783	(33,412)
MXN	13,453,527	JPMC	12/16/26	USD	767,028	(7,991)
MYR	900,743	BBP	07/15/26	USD	221,858	(893)
MYR	520,082	BBP	07/15/26	USD	127,973	(390)
NOK	3,120,836	BOA	07/02/26	USD	337,095	(21,811)
NOK	2,375,216	BNP	08/04/26	USD	239,553	297
NOK	7,752,841	DBAG	07/02/26	USD	834,405	(51,171)
NOK	9,385,000	JPMC	07/02/26	USD	1,009,920	(61,797)
NOK	7,128,469	JPMC	08/04/26	USD	719,852	(17)
NZD	3,713,000	JPMC	07/02/26	USD	2,093,922	14,877
PEN	17,791	CBNA	09/16/26	USD	5,171	18
PLN	1,095,000	BOA	07/23/26	USD	289,993	1,081
PLN	3,872,602	CBNA	07/23/26	USD	1,059,775	(30,356)
PLN	4,670,863	CBNA	07/23/26	USD	1,253,863	(12,249)
PLN	3,928,337	DBAG	07/23/26	USD	1,058,714	(14,479)
PLN	254,755	DBAG	07/23/26	USD	68,148	(429)
PLN	18,102,000	GSBU	07/23/26	USD	4,854,161	(42,269)
PLN	25,961,490	JPMC	07/10/26	USD	7,116,929	(215,666)
PLN	10,152,786	JPMC	07/10/26	USD	2,792,687	(93,803)
PLN	738,000	JPMC	07/23/26	USD	195,405	771
PLN	3,938,150	UBSA	07/23/26	USD	1,077,708	(30,865)
SGD	13,170,267	SG	07/02/26	USD	10,162,243	17,674
SGD	60,588,627	SG	07/02/26	USD	46,786,585	45,204
THB	8,741,520	BNP	09/16/26	USD	266,752	(1,965)
THB	1,884,819	JPMC	07/06/26	USD	56,525	229
THB	33,997,240	JPMC	07/06/26	USD	1,016,968	6,739
TRY	687,816,389	BBP	07/06/26	USD	14,616,012	74,249
TRY	72,316,645	BBP	07/13/26	USD	1,506,832	29,327
TRY	30,224,881	BBP	07/14/26	USD	633,791	7,745
TRY	34,433,817	BBP	07/14/26	USD	717,028	13,845
TRY	40,165,905	BBP	07/20/26	USD	845,260	3,280
TRY	58,662,904	BBP	07/20/26	USD	1,215,132	24,174
TRY	43,858,427	BBP	07/21/26	USD	908,399	17,425
TRY	58,667,569	BBP	07/27/26	USD	1,230,248	2,411
TRY	73,063,049	BBP	07/28/26	USD	1,531,653	2,276
TRY	17,364,313	BBP	07/30/26	USD	363,765	226

Contracts to Deliver
AUD	16,513,810	JPMC	07/02/26	USD	11,751,574	318,236
AUD	17,828,362	JPMC	07/02/26	USD	12,730,877	387,409
AUD	760,000	SG	07/02/26	USD	532,222	6,036
AUD	8,076,931	SG	07/02/26	USD	5,784,368	192,304
AUD	20,936,442	SG	08/04/26	USD	14,405,480	(81,346)
AUD	16,986,661	SG	08/04/26	USD	11,713,288	(40,515)
BRL	20,775,000	BOA	09/02/26	USD	4,011,611	46,463
BRL	1,000,000	BOA	10/02/26	USD	182,983	(6,548)
BRL	48,457,725	BNP	07/02/26	USD	9,360,917	(25,930)
BRL	11,283,089	BNP	07/02/26	USD	2,162,000	(23,671)
BRL	1,800,000	BNP	07/02/26	USD	335,083	(13,599)
BRL	1,400,000	BNP	07/02/26	USD	258,217	(12,980)
BRL	1,700,000	BNP	07/02/26	USD	317,846	(11,464)
BRL	4,764,972	BNP	07/02/26	USD	916,000	(7,033)
BRL	1,663,338	BNP	07/02/26	USD	320,000	(2,209)
BRL	1,121,796	BNP	07/02/26	USD	216,000	(1,305)
BRL	2,800,000	BNP	10/02/26	USD	514,247	(16,438)
BRL	1,900,000	BNP	10/02/26	USD	343,720	(16,387)
See accompanying notes to financial statements.
BHFTI-411

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,900,000	BNP	10/02/26	USD	347,489	$(12,619)
BRL	1,600,000	BNP	10/02/26	USD	291,343	(11,905)
BRL	827,000	BNP	10/02/26	USD	159,705	2,963
BRL	1,000,000	BNP	10/02/26	USD	192,886	3,356
BRL	900,000	BNP	04/02/27	USD	162,264	(1,924)
BRL	10,200,000	BNP	04/02/27	USD	1,859,787	(1,018)
BRL	800,000	BNP	04/02/27	USD	147,615	1,670
BRL	1,431,000	BNP	04/02/27	USD	263,837	2,777
BRL	1,100,000	BNP	04/02/27	USD	205,136	4,461
BRL	1,432,000	BNP	04/02/27	USD	266,582	5,340
BRL	900,000	BNP	04/02/27	USD	170,229	6,040
BRL	900,000	BNP	04/02/27	USD	170,542	6,353
BRL	1,200,000	BNP	04/02/27	USD	227,618	8,699
BRL	247,699,661	GSBU	07/02/26	USD	47,786,179	(196,243)
BRL	4,500,000	GSBU	07/02/26	USD	836,118	(35,587)
BRL	3,400,000	GSBU	07/02/26	USD	625,539	(33,082)
BRL	4,300,000	GSBU	07/02/26	USD	800,351	(32,611)
BRL	3,200,000	GSBU	07/02/26	USD	596,181	(23,698)
BRL	2,286,649	GSBU	07/02/26	USD	440,000	(2,952)
BRL	968,542	GSBU	07/02/26	USD	190,000	2,382
BRL	39,473,949	GSBU	07/02/26	USD	7,818,280	171,698
BRL	1,100,000	GSBU	04/02/27	USD	202,405	1,730
BRL	1,600,000	GSBU	04/02/27	USD	297,199	5,308
BRL	1,600,000	GSBU	04/02/27	USD	297,486	5,595
BRL	1,800,000	GSBU	04/02/27	USD	339,546	11,169
BRL	3,400,000	JPMC	07/02/26	USD	629,793	(28,828)
BRL	1,700,000	JPMC	07/02/26	USD	312,874	(16,437)
BRL	3,500,000	JPMC	10/02/26	USD	637,296	(26,060)
BRL	600,000	JPMC	04/02/27	USD	109,902	443
BRL	600,000	JPMC	04/02/27	USD	109,902	443
CAD	85,722,047	GSBU	08/04/26	USD	60,326,090	(202,161)
CAD	9,564,000	JPMC	07/02/26	USD	6,753,554	10,032
CAD	78,678,290	SG	07/02/26	USD	56,991,035	1,515,421
CAD	2,392,151	SG	08/04/26	USD	1,686,187	(2,909)
CHF	1,047,000	BOA	07/02/26	USD	1,290,442	(5,350)
CHF	1,574,000	JPMC	07/02/26	USD	1,937,609	(10,411)
CHF	4,756,000	JPMC	07/02/26	USD	5,895,150	9,011
CHF	1,394,000	JPMC	07/02/26	USD	1,771,165	45,918
CHF	1,871,000	JPMC	07/02/26	USD	2,378,165	62,571
CHF	13,696,457	JPMC	07/02/26	USD	17,522,675	571,614
CHF	24,251,606	SG	08/04/26	USD	30,084,620	(38,159)
CNH	33,027,846	BNP	07/02/26	USD	4,880,717	17,065
CNH	88,680,818	DBAG	08/04/26	USD	13,065,233	(21,619)
CNH	47,000	GSBU	08/04/26	USD	6,939	4
CNH	1,837,000	JPMC	07/02/26	USD	272,128	1,613
CNH	10,793,000	JPMC	07/02/26	USD	1,592,641	3,273
CNH	54,425,743	SG	07/02/26	USD	8,045,474	30,786
DKK	7,028,548	BNP	08/04/26	USD	1,072,799	(3,490)
DKK	2,447,147	CBNA	07/02/26	USD	381,884	7,797
DKK	4,593,094	SG	07/02/26	USD	715,166	13,035
EUR	155,131,448	SG	07/02/26	USD	180,967,039	3,713,863
EUR	154,043,448	SG	08/04/26	USD	175,462,111	(783,963)
GBP	48,097	BOA	07/02/26	USD	64,242	444
GBP	21,658,000	BNP	07/02/26	USD	29,026,680	298,427
GBP	11,751,307	JPMC	08/04/26	USD	15,550,117	(37,064)
GBP	4,714,790	SG	08/04/26	USD	6,235,593	(18,204)
IDR	58,493,500,035	BNP	07/02/26	USD	3,270,000	(1,449)
See accompanying notes to financial statements.
BHFTI-412

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	14,509,232,231	BNP	07/02/26	USD	812,000	$522
IDR	48,265,596,630	BNP	07/06/26	USD	2,700,000	1,746
IDR	59,154,472,000	BNP	07/27/26	USD	3,280,000	(21,204)
IDR	39,286,465,188	BNP	07/27/26	USD	2,184,001	(8,439)
IDR	30,753,837,000	BNP	08/03/26	USD	1,710,000	(5,312)
IDR	7,647,638,199	BNP	09/16/26	USD	418,033	(7,055)
IDR	14,310,305,391	BNP	09/16/26	USD	791,346	(4,082)
IDR	10,138,581,513	CBNA	07/02/26	USD	566,433	(602)
IDR	24,421,120,812	CBNA	09/16/26	USD	1,351,548	(5,882)
IDR	30,828,352,347	CBNA	09/16/26	USD	1,708,330	(5,242)
IDR	22,991,414,987	CBNA	09/16/26	USD	1,274,052	(3,909)
IDR	10,199,057,199	CBNA	09/16/26	USD	565,193	(1,714)
IDR	71,617,146,518	DBAG	09/16/26	USD	3,974,645	(6,142)
IDR	11,393,046,000	DBAG	09/16/26	USD	632,947	(327)
IDR	62,861,468,340	GSBU	07/02/26	USD	3,512,010	(3,732)
IDR	47,422,184,855	GSBU	09/16/26	USD	2,629,453	(6,475)
IDR	15,807,406,975	GSBU	09/16/26	USD	876,485	(2,158)
IDR	17,763,714,523	JPMC	09/16/26	USD	982,653	(4,730)
IDR	272,821,729	JPMC	09/16/26	USD	15,347	182
ILS	1,314,000	BOA	08/12/26	USD	441,570	(432)
ILS	2,858,945	BOA	08/12/26	USD	961,410	(278)
ILS	1,593,315	BBP	07/21/26	USD	538,328	2,653
ILS	7,701,843	BNP	07/21/26	USD	2,613,294	23,925
ILS	876,000	BNP	08/12/26	USD	293,755	(912)
ILS	8,587,510	CBNA	07/21/26	USD	2,956,175	69,043
ILS	3,476,942	CBNA	08/05/26	USD	1,232,744	63,362
ILS	5,733,460	CBNA	08/12/26	USD	1,951,401	22,788
ILS	7,859,268	JPMC	07/07/26	USD	2,635,481	(5,888)
ILS	1,381,053	JPMC	07/07/26	USD	461,642	(2,507)
ILS	1,373,762	JPMC	07/07/26	USD	460,387	(1,311)
ILS	6,696,626	JPMC	08/05/26	USD	2,316,935	64,693
ILS	5,142,302	JPMC	08/05/26	USD	1,794,306	64,822
ILS	4,196,582	JPMC	08/12/26	USD	1,418,822	7,182
ILS	2,865,098	JPMC	08/12/26	USD	976,100	12,342
ILS	19,743,000	JPMC	08/12/26	USD	6,659,973	18,851
INR	1,913,058	BOA	07/06/26	USD	20,198	(7)
INR	346,333,709	BNP	07/01/26	USD	3,600,000	(58,761)
INR	238,137,855	CBNA	07/01/26	USD	2,523,933	8,182
INR	23,106,911	CBNA	09/16/26	USD	240,434	(2,180)
INR	68,911,066	JPMC	07/01/26	USD	730,362	2,368
INR	69,394,826	JPMC	09/16/26	USD	729,764	1,145
JPY	1,175,471,116	BOA	07/02/26	USD	7,389,972	160,530
JPY	4,965,125,086	BBP	08/04/26	USD	30,796,019	179,917
JPY	1,228,866,987	BNP	07/02/26	USD	7,728,660	170,820
JPY	490,227,165	GSBU	07/02/26	USD	3,085,863	70,843
JPY	3,193,303,211	SG	07/02/26	USD	20,100,431	460,816
KRW	932,927,900	BOA	07/23/26	USD	610,000	7,638
KRW	827,106,598	BNP	07/15/26	USD	542,347	8,370
KRW	776,624,992	GSBU	07/06/26	USD	502,958	1,643
KRW	239,981,785	JPMC	07/06/26	USD	155,044	135
MXN	6,332,000	BOA	09/17/26	USD	357,151	(2,656)
MXN	40,402,000	BOA	09/17/26	USD	2,304,581	8,797
MXN	157,289,000	BOA	09/17/26	USD	8,989,484	51,771
MXN	24,635,202	BNP	09/17/26	USD	1,401,000	1,141
MXN	47,438,000	GSBU	09/17/26	USD	2,694,153	(1,441)
MXN	351,745	GSBU	09/17/26	USD	20,000	13
MXN	718,000	GSBU	09/17/26	USD	41,454	655
See accompanying notes to financial statements.
BHFTI-413

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	4,217,000	JPMC	09/17/26	USD	237,194	$(2,431)
MXN	6,264,000	JPMC	09/17/26	USD	356,620	678
NOK	4,810,000	BOA	07/02/26	USD	486,337	405
NOK	5,945,000	BNP	07/02/26	USD	640,810	40,214
NOK	7,125,346	JPMC	07/02/26	USD	719,852	11
NZD	30,719,524	BBP	07/02/26	USD	18,166,912	719,755
NZD	9,945,000	BNP	07/02/26	USD	5,700,203	51,939
NZD	346,000	JPMC	07/02/26	USD	204,421	7,910
NZD	37,297,524	SG	08/04/26	USD	21,152,209	(54,573)
PEN	22,018,872	BOA	07/15/26	USD	6,517,737	78,831
PEN	12,687,868	BOA	08/28/26	USD	3,689,513	(14,207)
PEN	14,916,445	CBNA	07/24/26	USD	4,351,990	(8,715)
PEN	6,180,497	CBNA	12/16/26	USD	1,768,130	(29,076)
PEN	14,477,901	CBNA	05/07/27	USD	4,076,445	(112,064)
PEN	12,211	DBAG	09/08/26	USD	3,482	(81)
PEN	24,671,564	DBAG	10/26/26	USD	7,131,540	(54,126)
SEK	1,661,705	CBNA	07/02/26	USD	179,846	8,471
SEK	1,663,358	CBNA	08/04/26	USD	170,991	(860)
SGD	50,001,417	BOA	07/02/26	USD	39,153,538	505,100
SGD	1,035,593	BBP	07/02/26	USD	812,089	11,631
SGD	13,249,000	BNP	07/02/26	USD	10,251,432	10,659
SGD	3,059,675	DBAG	07/02/26	USD	2,400,515	35,549
SGD	4,049,787	DBAG	07/02/26	USD	3,172,385	42,115
SGD	2,353,261	SG	07/02/26	USD	1,845,371	26,425
SGD	60,452,478	SG	08/04/26	USD	46,786,585	(47,313)
SGD	13,140,126	SG	08/04/26	USD	10,162,243	(17,709)
THB	39,054,993	BOA	09/16/26	USD	1,176,001	(7,006)
THB	13,264,080	BOA	09/16/26	USD	400,000	(1,779)
THB	35,882,059	BNP	07/06/26	USD	1,100,000	19,538
THB	59,192,340	BNP	09/16/26	USD	1,770,000	(22,983)
THB	11,760	BNP	09/16/26	USD	353	(3)
THB	2,205,202	BNP	09/16/26	USD	67,635	838
THB	41,935,867	BNP	09/16/26	USD	1,293,132	22,861
THB	124,032,887	CBNA	07/23/26	USD	3,770,000	30,037
THB	24,099,957	CBNA	09/16/26	USD	730,014	7
THB	174,234	GSBU	09/16/26	USD	5,316	38
THB	2,132,213	GSBU	09/16/26	USD	65,687	1,101
THB	34,595,189	GSBU	09/16/26	USD	1,065,172	17,256
THB	57,103,407	GSBU	09/16/26	USD	1,772,572	42,865
THB	68,863,854	GSBU	09/16/26	USD	2,138,208	52,267
THB	33,920,968	JPMC	09/16/26	USD	1,016,968	(10,525)
THB	1,884,819	JPMC	09/16/26	USD	56,665	(428)
THB	23,279,092	JPMC	09/16/26	USD	716,412	11,270
THB	61,466,053	JPMC	09/16/26	USD	1,908,291	46,436
THB	5,830,204	UBSA	09/16/26	USD	177,681	1,079
TRY	19,987,005	BBP	07/14/26	USD	418,807	(5,426)
TRY	39,765,902	BBP	07/20/26	USD	829,301	(10,789)
TRY	120,803	BBP	07/20/26	USD	2,545	(7)
TRY	138,259	BBP	07/21/26	USD	2,897	(22)
TWD	105,170,251	JPMC	09/16/26	USD	3,322,390	6,428
ZAR	92,306,998	BBP	07/21/26	USD	5,611,606	(14,856)
ZAR	55,252,157	BBP	07/21/26	USD	3,395,907	28,078
ZAR	84,148,563	BBP	07/21/26	USD	5,186,448	57,273
ZAR	28,225,904	BNP	07/21/26	USD	1,720,500	24
ZAR	64,822,126	DBAG	07/21/26	USD	4,004,332	53,177
Net Unrealized Appreciation						$8,393,586
See accompanying notes to financial statements.
BHFTI-414

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Index Futures	06/15/27	104	GBP	24,947,000	$155,066
Canada Government Bond 10 Year Futures	09/18/26	310	CAD	37,544,100	254,324
U.K. Long Gilt Bond Futures	09/28/26	585	GBP	52,187,850	1,580,011
U.S. Treasury Note 2 Year Futures	09/30/26	963	USD	198,505,898	(111,521)
U.S. Treasury Note 5 Year Futures	09/30/26	4,665	USD	499,373,672	1,644,983
U.S. Treasury Note 10 Year Futures	09/21/26	2,692	USD	295,825,563	2,761,365
U.S. Treasury Ultra Long Bond Futures	09/21/26	208	USD	24,160,500	812,196

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	09/15/26	(23)	AUD	(2,525,803)	625
Euro-Bund Futures	09/08/26	(60)	EUR	(7,640,400)	(92,114)
Net Unrealized Appreciation					$7,004,935
Purchased Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	2.400%	6M EURIBOR	Pay	12/29/26	GSBU	170,800,000	EUR	170,800,000	$106,838	$120,841	$14,003
Call - OTC - 1 Yr. IRS	2.660%	6M EURIBOR	Pay	12/29/26	BBP	65,400,000	EUR	65,400,000	119,552	1,211	(118,341)
Call - OTC - 1 Yr. IRS	2.660%	6M EURIBOR	Pay	12/29/26	CBNA	88,000,000	EUR	88,000,000	152,004	164,778	12,774
Call - OTC - 1 Yr. IRS	3.500%	12M SOFR	Pay	07/13/26	CBNA	124,900,000	USD	124,900,000	274,780	812	(273,968)
Call - OTC - 1 Yr. IRS	3.500%	12M SOFR	Pay	07/20/26	DBAG	130,000,000	USD	130,000,000	255,667	2,639	(253,028)
Totals									$908,841	$290,281	$(618,560)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
KRW Call/USD Put	KRW	1,350.000	07/09/26	BOA	(2,896,354)	USD	(2,896,354)	$(10,384)	$(3)	$10,381
KRW Call/USD Put	KRW	1,350.000	07/13/26	BOA	(20,048,645)	USD	(20,048,645)	(43,766)	(20)	43,746
Totals								$(54,150)	$(23)	$54,127

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.000%	12M SOFR	Receive	07/13/26	CBNA	(124,900,000)	USD	(124,900,000)	$(107,414)	$(25)	$107,389
Call - OTC - 1 Yr. IRS	3.080%	12M SOFR	Receive	07/20/26	DBAG	(130,000,000)	USD	(130,000,000)	(99,667)	(273)	99,394
Call - OTC - 1 Yr. IRS	3.250%	12M SOFR	Receive	07/13/26	CBNA	(124,900,000)	USD	(124,900,000)	(137,390)	(125)	137,265
Call - OTC - 1 Yr. IRS	3.290%	12M SOFR	Receive	07/20/26	DBAG	(130,000,000)	USD	(130,000,000)	(156,000)	(806)	155,194
Call - OTC - 10 Yr. IRS	2.690%	6M EURIBOR	Receive	12/29/26	GSBU	(9,820,000)	EUR	(9,820,000)	(53,414)	(57,628)	(4,214)
Call - OTC - 10 Yr. IRS	2.702%	6M EURIBOR	Receive	12/29/26	GSBU	(9,820,000)	EUR	(9,820,000)	(53,414)	(60,536)	(7,122)
Call - OTC - 10 Yr. IRS	2.943%	6M EURIBOR	Receive	12/29/26	CBNA	(10,120,000)	EUR	(10,120,000)	(152,005)	(155,882)	(3,877)
Call - OTC - 10 Yr. IRS	2.953%	6M EURIBOR	Receive	12/29/26	BBP	(7,520,000)	EUR	(7,520,000)	(119,535)	(1,184)	118,351
Call - OTC - 10 Yr. IRS	3.875%	12M SOFR	Receive	07/24/26	JPMC	(2,100,000)	USD	(2,100,000)	(4,935)	(3,159)	1,776
Call - OTC - 10 Yr. IRS	4.004%	12M SOFR	Receive	07/08/26	GSBU	(1,900,000)	USD	(1,900,000)	(4,797)	(4,569)	228
Put - OTC - 10 Yr. IRS	4.135%	12M SOFR	Pay	07/24/26	JPMC	(2,100,000)	USD	(2,100,000)	(4,935)	(5,266)	(331)
Put - OTC - 10 Yr. IRS	4.284%	12M SOFR	Pay	07/08/26	GSBU	(1,900,000)	USD	(1,900,000)	(4,798)	(130)	4,668
See accompanying notes to financial statements.
BHFTI-415

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Written Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 2 Yr. IRS	4.150%	12M SOFR	Pay	07/01/26	MSB	(5,100,000)	USD	(5,100,000)	$(4,079)	$—	$4,079
Totals									$(902,383)	$(289,583)	$612,800

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	USD	110.250	07/02/26	(39)	USD	(39,000)	$(7,203)	$(3,047)	$4,156
Call - U.S. Treasury Note 10 Year Futures	USD	110.250	07/17/26	(49)	USD	(49,000)	(10,661)	(13,016)	(2,355)
Call - U.S. Treasury Note 10 Year Futures	USD	110.500	07/02/26	(81)	USD	(81,000)	(14,669)	(2,531)	12,138
Call - U.S. Treasury Note 10 Year Futures	USD	110.750	07/10/26	(37)	USD	(37,000)	(5,737)	(1,734)	4,003
Call - U.S. Treasury Note 10 Year Futures	USD	110.750	07/24/26	(24)	USD	(24,000)	(4,177)	(4,125)	52
Call - U.S. Treasury Note 10 Year Futures	USD	111.000	07/17/26	(48)	USD	(48,000)	(8,943)	(3,750)	5,193
Call - U.S. Treasury Note 10 Year Futures	USD	111.000	07/24/26	(178)	USD	(178,000)	(43,289)	(22,250)	21,039
Put- U.S. Treasury Note 10 Year Futures	USD	108.000	07/24/26	(40)	USD	(40,000)	(11,202)	(2,500)	8,702
Put- U.S. Treasury Note 10 Year Futures	USD	108.250	07/02/26	(39)	USD	(39,000)	(6,720)	(39)	6,681
Put- U.S. Treasury Note 10 Year Futures	USD	108.500	07/24/26	(91)	USD	(91,000)	(26,579)	(9,953)	16,626
Put- U.S. Treasury Note 10 Year Futures	USD	108.750	07/02/26	(81)	USD	(81,000)	(14,388)	(81)	14,307
Put- U.S. Treasury Note 10 Year Futures	USD	108.750	07/17/26	(49)	USD	(49,000)	(11,677)	(4,594)	7,083
Put- U.S. Treasury Note 10 Year Futures	USD	109.000	07/10/26	(37)	USD	(37,000)	(5,737)	(2,312)	3,425
Put- U.S. Treasury Note 10 Year Futures	USD	109.250	07/17/26	(48)	USD	(48,000)	(7,443)	(9,000)	(1,557)
Put- U.S. Treasury Note 10 Year Futures	USD	109.250	07/24/26	(24)	USD	(24,000)	(5,891)	(6,000)	(109)
Put- U.S. Treasury Note 10 Year Futures	USD	109.500	07/24/26	(47)	USD	(47,000)	(10,960)	(15,422)	(4,462)
Totals							$(195,276)	$(100,354)	$94,922

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities, 4.000%, TBA	JPMC	USD	89.641	08/06/26	(4,100,000)	USD	(4,100,000)	$(21,782)	$(1,706)	$20,076
Put - Uniform Mortgage-Backed Securities, 4.000%, TBA	GSC	USD	92.891	07/06/26	(2,600,000)	USD	(2,600,000)	(10,461)	(1,249)	9,212
Totals								$(32,243)	$(2,955)	$29,288
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	$(190,018)	$—	$(190,018)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(201,575)	—	(201,575)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(1,583,795)	—	(1,583,795)
Pay	1-Day CDI	Maturity	13.291%	Maturity	01/02/29	BRL	71,500,000	(318,313)	(885)	(317,428)
Pay	1-Day CDI	Maturity	13.320%	Maturity	01/02/29	BRL	7,500,000	(32,366)	—	(32,366)
Pay	1-Day CDI	Maturity	13.354%	Maturity	01/02/29	BRL	10,300,000	(42,656)	—	(42,656)
Pay	1-Day CDI	Maturity	13.400%	Maturity	01/02/29	BRL	95,500,000	(346,910)	(2,302)	(344,608)
Pay	1-Day CDI	Maturity	13.657%	Maturity	01/02/31	BRL	53,100,000	(93,298)	(20,428)	(72,870)
Pay	1-Day CDI	Maturity	13.681%	Maturity	01/02/31	BRL	14,900,000	(24,211)	(11,796)	(12,415)
Pay	1-Day CDI	Maturity	13.725%	Maturity	01/02/31	BRL	500,000	(705)	—	(705)
Pay	1-Day CDI	Maturity	13.899%	Maturity	01/02/31	BRL	4,200,000	(2,350)	—	(2,350)
Pay	1-Day CDI	Maturity	13.926%	Maturity	01/04/27	BRL	13,400,000	(21,302)	—	(21,302)
Pay	1-Day CDI	Maturity	13.927%	Maturity	01/04/27	BRL	129,800,000	(205,795)	1,167	(206,962)
Pay	1-Day CDI	Maturity	14.009%	Maturity	01/04/27	BRL	8,600,000	(11,698)	—	(11,698)
Pay	1-Day CDI	Maturity	14.035%	Maturity	01/02/31	BRL	180,740,000	34,217	(112,964)	147,181
Pay	1-Day CDI	Maturity	14.067%	Maturity	01/02/31	BRL	32,100,000	8,201	—	8,201
See accompanying notes to financial statements.
BHFTI-416

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	14.375%	Maturity	01/02/31	BRL	10,400,000	$18,022	$—	$18,022
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	154,692	(143,426)	298,118
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	24,296	595	23,701
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(506,373)	(12,676)	(493,697)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	(114,937)	(248,079)	133,142
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	(237,015)	79,039	(316,054)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	(186,884)	(198,490)	11,606
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(469,013)	—	(469,013)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(380,866)	—	(380,866)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(152,410)	(60,157)	(92,253)
Pay	6M EURIBOR	Annually	2.460%	Annually	03/13/35	EUR	1,800,000	(62,706)	—	(62,706)
Pay	6M EURIBOR	Annually	2.610%	Annually	03/24/35	EUR	1,200,000	(26,787)	—	(26,787)
Pay	6M EURIBOR	Annually	2.750%	Annually	09/16/36	EUR	36,030,000	(646,508)	(279,325)	(367,183)
Receive	12M ESTR	Annually	2.050%	Annually	10/05/29	EUR	3,000,000	40,418	—	40,418
Receive	12M ESTR	Annually	2.056%	Annually	10/05/29	EUR	4,300,000	56,960	—	56,960
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	6,506,697	5,238,995	1,267,702
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	24,713,171	10,364,839	14,348,332
Receive	12M SOFR	Annually	3.250%	Annually	06/18/30	USD	45,500,000	1,080,119	516,287	563,832
Receive	12M SOFR	Annually	3.250%	Annually	06/18/55	USD	25,400,000	3,936,344	2,287,124	1,649,220
Receive	12M SOFR	Annually	3.500%	Annually	03/18/31	USD	6,600,000	113,154	(44,927)	158,081
Receive	12M SOFR	Annually	3.500%	Annually	03/18/31	USD	15,900,000	269,384	(19,759)	289,143
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	7,095,878	1,665,134	5,430,744
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	2,810,000	317,324	67,882	249,442
Receive	12M SOFR	Annually	3.551%	Annually	09/17/35	USD	2,500,000	82,155	—	82,155
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	723,221	—	723,221
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	63,500,000	402,953	—	402,953
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	141,075	—	141,075
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	250,052	—	250,052
Receive	12M SOFR	Annually	3.715%	Annually	08/15/35	USD	7,270,000	143,528	18,006	125,522
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	20,800,000	267,468	—	267,468
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	22,387	—	22,387
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	49,641	—	49,641
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	35,668	(1)	35,669
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	50,505	—	50,505
Receive	12M SOFR	Annually	3.748%	Annually	03/03/36	USD	2,300,000	44,941	—	44,941
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	67,167,000	532,523	(63,565)	596,088
Receive	12M SOFR	Annually	3.750%	Annually	06/17/36	USD	19,500,000	398,121	577,561	(179,440)
Receive	12M SOFR	Annually	3.750%	Annually	09/16/36	USD	7,750,000	165,569	170,664	(5,095)
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	329,083	(780,069)	1,109,152
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	120,161	—	120,161
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	134,098	—	134,098
Receive	12M SOFR	Annually	3.775%	Annually	03/03/36	USD	2,300,000	39,972	—	39,972
Receive	12M SOFR	Annually	3.899%	Annually	03/11/35	USD	580,000	2,785	—	2,785
Receive	12M SOFR	Annually	3.930%	Annually	03/24/35	USD	5,700,000	14,857	—	14,857
Receive	12M SOFR	Annually	4.000%	Annually	02/15/36	USD	8,400,000	(4,964)	(19,722)	14,758
Receive	12M SOFR	Annually	4.000%	Annually	03/18/36	USD	5,900,000	(3,182)	(169,856)	166,674
Receive	12M SOFR	Annually	4.000%	Annually	06/17/56	USD	61,490,000	1,725,710	1,820,328	(94,618)
Receive	12M SOFR	Annually	4.000%	Annually	06/17/56	USD	6,000,000	182,602	129,643	52,959
Receive	12M SOFR	Annually	4.083%	Annually	11/15/53	USD	1,400,000	23,498	—	23,498
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	4,430,000	(42,541)	—	(42,541)
Receive	12M SONIA	Annually	4.000%	Annually	09/16/36	GBP	33,200,000	1,272,888	1,085,152	187,736
Receive	12M SONIA	Annually	4.500%	Annually	09/16/56	GBP	3,690,000	219,691	180,792	38,899
Receive	12M TONA	Annually	1.250%	Annually	06/18/32	JPY	7,670,000,000	2,078,567	1,238,872	839,695
Receive	1-Day CDI	Maturity	13.000%	Maturity	01/02/29	BRL	31,700,000	165,331	—	165,331
Receive	1-Day CDI	Maturity	13.017%	Maturity	01/02/29	BRL	130,500,000	672,254	—	672,254
Receive	6M CORRA	Semi-Annually	2.740%	Semi-Annually	06/01/34	CAD	2,800,000	36,595	—	36,595
See accompanying notes to financial statements.
BHFTI-417

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/33	CAD	2,800,000	$(6,696)	$8,103	$(14,799)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	2,000,000	360	634	(274)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	3,300,000	594	(2,966)	3,560
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(1,015,678)	(267,236)	(748,442)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	1,200,000	(43,728)	—	(43,728)
Receive	6M EURIBOR	Annually	2.350%	Annually	04/29/30	EUR	100,000	1,467	—	1,467
Receive	6M EURIBOR	Annually	3.000%	Annually	09/16/56	EUR	34,760,000	641,372	861,498	(220,126)
Totals								$48,365,289	$23,853,686	$24,511,603
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.45.V1	1.000%	Quarterly	12/20/30	0.467%	USD	13,020,000	$282,495	$216,511	$65,984
CDX.NA.IG.46.V1	1.000%	Quarterly	06/20/31	0.509%	USD	58,975,000	1,293,911	1,003,930	289,981
ITRX.EUR.45.V1	1.000%	Quarterly	06/20/31	0.516%	EUR	8,760,000	224,596	153,991	70,605
Totals							$1,801,002	$1,374,432	$426,570
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	5.000%	Quarterly	12/20/28	0.517%	USD	3,800,000	$402,290	$224,905	$177,385
AT&T, Inc.	1.000%	Quarterly	06/20/28	0.395%	USD	21,100,000	242,713	(48,701)	291,414
Boeing Co.	1.000%	Quarterly	12/20/27	0.308%	USD	3,400,000	33,848	(42,528)	76,376
Boeing Co.	1.000%	Quarterly	12/20/29	0.464%	USD	400,000	6,958	(4,872)	11,830
Boeing Co.	1.000%	Quarterly	12/20/30	0.561%	USD	3,100,000	55,952	40,724	15,228
Boeing Co.	1.000%	Quarterly	06/20/31	0.609%	USD	11,500,000	202,354	143,214	59,140
Deutsche Bank AG	1.000%	Quarterly	12/20/30	0.645%	EUR	13,000,000	230,338	115,165	115,173
Oracle Corp.	1.000%	Quarterly	06/20/30	1.423%	USD	3,200,000	(48,563)	58,342	(106,905)
Prudential Financial, Inc.	1.000%	Quarterly	06/20/31	0.834%	USD	1,200,000	8,917	1,056	7,861
T-Mobile USA, Inc.	5.000%	Quarterly	06/20/28	0.264%	USD	7,000,000	632,910	476,269	156,641
Verizon Communications, Inc.	1.000%	Quarterly	12/20/27	0.337%	USD	500,000	4,838	(2,539)	7,377
Verizon Communications, Inc.	1.000%	Quarterly	06/20/28	0.360%	USD	4,900,000	59,422	1,488	57,934
Verizon Communications, Inc.	1.000%	Quarterly	12/20/28	0.413%	USD	1,200,000	16,812	(1,405)	18,217
Totals							$1,848,789	$961,118	$887,671
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond	1.000%	Quarterly	12/20/26	BBP	0.422%	USD	2,400,000	$6,562	$(10,734)	$17,296
Colombia Government International Bond	1.000%	Quarterly	12/20/26	CBNA	0.422%	USD	1,700,000	4,648	(8,095)	12,743
Colombia Government International Bond	1.000%	Quarterly	12/20/26	JPMC	0.422%	USD	3,200,000	8,749	(7,863)	16,612
Colombia Government International Bond	1.000%	Quarterly	06/20/27	BNP	0.510%	USD	2,400,000	11,281	(21,337)	32,618
Colombia Government International Bond	1.000%	Quarterly	06/20/27	CBNA	0.510%	USD	400,000	1,880	(2,688)	4,568
Colombia Government International Bond	1.000%	Quarterly	06/20/27	GSI	0.510%	USD	3,200,000	15,042	(21,937)	36,979
Colombia Government International Bond	1.000%	Quarterly	06/20/27	JPMC	0.510%	USD	1,300,000	6,111	(9,326)	15,437
Colombia Government International Bond	1.000%	Quarterly	12/20/27	BNP	0.634%	USD	500,000	2,626	(12,615)	15,241
See accompanying notes to financial statements.
BHFTI-418

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond	1.000%	Quarterly	12/20/27	GSI	0.634%	USD	1,400,000	$7,352	$(35,315)	$42,667
Petroleos Mexicanos (d)	4.850%	Monthly	07/06/26	DBAG	0.000%	USD	141,120	77	(1)	78
Republic of South Africa	1.000%	Quarterly	12/20/26	CBNA	0.203%	USD	3,100,000	11,701	(14,436)	26,137
Republic of South Africa	1.000%	Quarterly	12/20/26	MSB	0.203%	USD	31,300,000	118,141	(145,211)	263,352
Totals								$194,170	$(289,558)	$483,728
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V4 (35- 100% Tranche)	5.000%	Quarterly	12/20/29	JPMC	0.215%	EUR	1,631,070	$291,733	$231,760	$59,973
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	BOA	0.501%	EUR	7,100,000	1,499,768	1,382,086	117,682
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	BNP	0.501%	EUR	24,690,000	5,215,391	4,980,348	235,043
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	CBNA	0.501%	EUR	9,400,000	1,985,609	1,860,556	125,053
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	GSI	0.501%	EUR	2,200,000	464,717	423,614	41,103
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	JPMC	0.501%	EUR	23,790,000	5,025,280	4,697,424	327,856
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	MSB	0.501%	EUR	2,000,000	422,470	399,984	22,486
Totals								$14,904,968	$13,975,772	$929,196
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Maturity	07/31/26	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	130,884,000	$—	$—	$—

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
See accompanying notes to financial statements.
BHFTI-419

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$15,099,138
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,421,146	Unrealized depreciation on centrally cleared swap contracts (b) (c)	$106,905
			Written options at value	2,955
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	13,489,177	Unrealized depreciation on forward foreign currency exchange contracts	5,095,591
			Written options at value	23
Interest Rate	Investments at market value (d)	290,281
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	31,109,973	Unrealized depreciation on centrally cleared swap contracts (b) (c)	6,598,370
	Unrealized appreciation on futures contracts (c) (e)	7,208,570	Unrealized depreciation on futures contracts (c) (e)	203,635
			Written options at value (f)	389,937
Total		$68,618,285		$12,397,416

(a)	Excludes OTC swap interest receivable of $424,003.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(f)	Includes exchange traded written options with a value of $100,354 that are not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$2,360,848	$(137,148)	$(2,223,700)	$—
Barclays Bank PLC	1,182,038	(294,283)	(887,755)	—
BNP Paribas SA	6,115,029	(571,302)	(5,543,727)	—
Citibank NA	2,467,122	(397,763)	(2,069,359)	—
Deutsche Bank AG	249,752	(149,453)	—	100,299
Goldman Sachs Bank USA	1,552,864	(1,552,864)	—	—
Goldman Sachs International	487,111	—	(440,000)	47,111
JPMorgan Chase Bank NA	7,019,016	(940,385)	(6,078,631)	—
Morgan Stanley Bank NA	540,611	—	(540,611)	—
Societe Generale Paris	6,903,126	(1,084,691)	(5,818,435)	—
UBS AG	1,079	(1,079)	—	—
	$28,878,596	$(5,128,968)	$(23,602,218)	$147,410
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$137,148	$(137,148)	$—	$—
Barclays Bank PLC	294,283	(294,283)	—	—
BNP Paribas SA	571,302	(571,302)	—	—
Citibank NA	397,763	(397,763)	—	—
Deutsche Bank AG	149,453	(149,453)	—	—
See accompanying notes to financial statements.
BHFTI-420

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs & Co.	$1,249	$—	$—	$1,249
Goldman Sachs Bank USA	1,715,082	(1,552,864)	(162,218)	—
JPMorgan Chase Bank NA	940,385	(940,385)	—	—
Morgan Stanley & Co. International PLC	65,931	—	—	65,931
Societe Generale Paris	1,084,691	(1,084,691)	—	—
UBS AG	30,865	(1,079)	(29,786)	—
	$5,388,152	$(5,128,968)	$(192,004)	$67,180

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$(1,758)	$45,246	$43,488
Forward foreign currency transactions	—	—	934,066	934,066
Futures contracts	(23,886,797)	—	—	(23,886,797)
Swap contracts	4,331,069	2,852,728	—	7,183,797
Written options	982,357	76,948	32,916	1,092,221
	$(18,573,371)	$2,927,918	$1,012,228	$(14,633,225)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(618,560)	$—	$53,646	$(564,914)
Forward foreign currency transactions	—	—	13,730,735	13,730,735
Futures contracts	8,089,813	—	—	8,089,813
Swap contracts	5,088,683	49,653	—	5,138,336
Written options	614,050	15,519	16,704	646,273
	$13,173,986	$65,172	$13,801,085	$27,040,243
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$350,007,721
Forward foreign currency transactions	1,738,292,088
Futures contracts long	950,630,740
Futures contracts short	(9,223,281)
Swap contracts	1,652,011,494
Written options	(483,861,167)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$1,533,913,594	$—	$1,533,913,594
Corporate Bonds & Notes
Aerospace/Defense	—	4,540,785	—	4,540,785
See accompanying notes to financial statements.
BHFTI-421

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Agriculture	$—	$21,026,911	$—	$21,026,911
Airlines	—	12,200,239	—	12,200,239
Auto Manufacturers	—	124,509,568	—	124,509,568
Banks	—	387,677,917	—	387,677,917
Beverages	—	3,448,092	—	3,448,092
Chemicals	—	5,045,155	—	5,045,155
Commercial Services	—	14,569,515	—	14,569,515
Computers	—	15,240,031	—	15,240,031
Diversified Financial Services	—	124,465,761	—	124,465,761
Electric	—	177,289,386	—	177,289,386
Electronics	—	8,168,710	—	8,168,710
Entertainment	—	3,729,028	—	3,729,028
Environmental Control	—	3,834,679	—	3,834,679
Food	—	20,255,458	—	20,255,458
Gas	—	3,074,858	—	3,074,858
Healthcare-Services	—	42,538,945	—	42,538,945
Household Products/Wares	—	3,080,368	—	3,080,368
Insurance	—	41,671,405	—	41,671,405
Internet	—	34,634,189	—	34,634,189
Investment Companies	—	29,239,968	1,494,597	30,734,565
Lodging	—	10,403,608	—	10,403,608
Media	—	14,274,102	—	14,274,102
Oil & Gas	—	23,904,327	—	23,904,327
Pharmaceuticals	—	23,426,419	—	23,426,419
Pipelines	—	36,400,001	—	36,400,001
Real Estate	—	6,759,543	—	6,759,543
Real Estate Investment Trusts	—	94,178,579	—	94,178,579
Retail	—	2,713,675	—	2,713,675
Savings & Loans	—	8,205,473	—	8,205,473
Semiconductors	—	2,324,624	—	2,324,624
Shipbuilding	—	13,063,191	—	13,063,191
Software	—	37,903,252	—	37,903,252
Telecommunications	—	39,816,498	—	39,816,498
Water	—	67,651	—	67,651
Total Corporate Bonds & Notes	—	1,393,681,911	1,494,597	1,395,176,508
Total U.S. Treasury & Government Agencies*	—	824,819,488	—	824,819,488
Total Non-Agency Mortgage-Backed Securities*	—	354,576,980	—	354,576,980
Total Foreign Government*	—	339,289,904	—	339,289,904
Total Asset-Backed Securities*	—	220,151,239	—	220,151,239
Total Municipals*	—	26,951,102	—	26,951,102
Floating Rate Loans
Commercial Services	—	681,437	—	681,437
Investment Companies	—	—	4,325,587	4,325,587
Media	—	5,582,570	—	5,582,570
Total Floating Rate Loans	—	6,264,007	4,325,587	10,589,594
Total Short-Term Investments*	—	73,753,800	—	73,753,800
Total Purchased Options at Value*	—	290,281	—	290,281
Total Investments	$—	$4,773,692,306	$5,820,184	$4,779,512,490
Reverse Repurchase Agreements (Liability)	$—	$(136,568,354)	$—	$(136,568,354)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$13,489,177	$—	$13,489,177
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,095,591)	—	(5,095,591)
Total Forward Contracts	$—	$8,393,586	$—	$8,393,586
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,208,570	$—	$—	$7,208,570
Futures Contracts (Unrealized Depreciation)	(203,635)	—	—	(203,635)
Total Futures Contracts	$7,004,935	$—	$—	$7,004,935
Written Options
Foreign Currency Options at Value	$—	$(23)	$—	$(23)
Interest Rate Swaptions at Value	—	(289,583)	—	(289,583)
See accompanying notes to financial statements.
BHFTI-422

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Options on Exchange-Traded Futures Contracts at Value	$(100,354)	$—	$—	$(100,354)
OTC Options on Securities at Value	—	(2,955)	—	(2,955)
Total Written Options at Value	$(100,354)	$(292,561)	$—	$(392,915)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$32,531,119	$—	$32,531,119
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,705,275)	—	(6,705,275)
Total Centrally Cleared Swap Contracts	$—	$25,825,844	$—	$25,825,844
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$15,099,061	$77	$15,099,138

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTI-423

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$4,779,512,490
Cash	505,566
Cash denominated in foreign currencies (b)	5,049,909
Cash collateral (c)	10,369,000
OTC swap contracts at market value (d)	15,099,138
Unrealized appreciation on forward foreign currency exchange contracts	13,489,177
Receivable for:
Investments sold	659,401
TBA securities sold	1,552,024,946
Premiums on written options	281,608
Fund shares sold	2,083,583
Principal paydowns	4,585
Interest	32,906,611
Interest on OTC swap contracts	424,003
Variation margin on centrally cleared swap contracts	6,886,990
Total Assets	6,419,297,007
Liabilities
Due to Broker	23,625
Written options at value (e)	392,915
Reverse repurchase agreements	136,568,354
Cash collateral (f)	36,209,695
Unrealized depreciation on forward foreign currency exchange contracts	5,095,591
Unrealized depreciation on unfunded commitments (g)	141,269
Payable for:
Investments purchased	14,372,669
TBA securities purchased	2,800,423,385
Premium on purchased options	271,556
Fund shares redeemed	613,232
Interest on reverse repurchase agreements	361,996
Variation margin on futures contracts	804,992
Accrued Expenses:
Management fees	1,274,657
Distribution and service fees	373,841
Deferred trustees’ fees	269,685
Other expenses	990,029
Total Liabilities	2,998,187,491
Commitments and contingent liabilities (g)	—
Net Assets	$3,421,109,516
Net Assets Consist of:
Paid in surplus	$4,083,894,565
Distributable earnings (Accumulated losses)	(662,785,049)
Net Assets	$3,421,109,516
Net Assets
Class A	$1,585,807,730
Class B	1,820,394,820
Class E	14,906,966
Capital Shares Outstanding*
Class A	161,421,652
Class B	189,453,620
Class E	1,528,733
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.82
Class B	9.61
Class E	9.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $4,991,058,674.
(b)	Identified cost of cash denominated in foreign currencies was $5,035,324.
(c)	Includes collateral of $4,025,000 for futures contracts and $6,344,000 for centrally cleared swap contracts.
(d)	Net premium paid on OTC swap contracts was $13,686,214.
(e)	Premiums received on written options were $1,184,052.
(f)	Includes collateral of $25,102,272 for OTC derivative contracts, $521,000 for reverse repurchase agreements and $10,586,423 for TBA securities.
(g)	See Note 8 of the Notes to Financial Statements.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$83,849,613
Total investment income	83,849,613
Expenses
Management fees	8,305,930
Administration fees	81,391
Custodian and accounting fees	200,516
Distribution and service fees—Class B	2,290,855
Distribution and service fees—Class E	11,396
Interest expense	2,289,675
Audit and tax services	67,357
Legal	23,184
Trustees’ fees and expenses	39,806
Shareholder reporting	80,306
Insurance	15,128
Miscellaneous	18,021
Total expenses	13,423,565
Less management fee waiver	(497,579)
Net expenses	12,925,986
Net Investment Income	70,923,627
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(10,122,941)
Purchased options	43,488
Futures contracts	(23,886,797)
Written options	1,092,221
Swap contracts	7,183,797
Foreign currency transactions	(988,653)
Forward foreign currency transactions	934,066
Net realized gain (loss)	(25,744,819)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,496,356)
Unfunded commitments	(983,677)
Purchased options	(564,914)
Futures contracts	8,089,813
Written options	646,273
Swap contracts	5,138,336
Foreign currency transactions	747,013
Forward foreign currency transactions	13,730,735
Net change in unrealized appreciation (depreciation)	(13,692,777)
Net realized and unrealized gain (loss)	(39,437,596)
Net Increase (Decrease) in Net Assets From Operations	$31,486,031
See accompanying notes to financial statements.
BHFTI-424

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$70,923,627	$142,473,796
Net realized gain (loss)	(25,744,819)	12,632,322
Net change in unrealized appreciation (depreciation)	(13,692,777)	156,383,424
Increase (decrease) in net assets from operations	31,486,031	311,489,542
From Distributions to Shareholders
Class A	(67,151,129)	(95,200,617)
Class B	(73,828,637)	(106,749,248)
Class E	(610,505)	(925,350)
Total distributions	(141,590,271)	(202,875,215)
Increase (decrease) in net assets from capital share transactions	(6,486,701)	(231,239,742)
Total increase (decrease) in net assets	(116,590,941)	(122,625,415)
Net Assets
Beginning of period	3,537,700,457	3,660,325,872
End of period	$3,421,109,516	$3,537,700,457

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,446,483	$14,656,947	3,529,397	$35,481,366
Reinvestments	6,859,155	67,151,129	9,906,412	95,200,617
Redemptions	(6,937,074)	(70,491,304)	(22,851,838)	(229,645,475)
Net increase (decrease)	1,368,564	$11,316,772	(9,416,029)	$(98,963,492)
Class B
Sales	3,267,408	$32,272,969	7,475,701	$72,227,613
Reinvestments	7,706,538	73,828,637	11,356,303	106,749,248
Redemptions	(12,410,880)	(123,402,147)	(31,394,731)	(309,048,089)
Net increase (decrease)	(1,436,934)	$(17,300,541)	(12,562,727)	$(130,071,228)
Class E
Sales	15,319	$153,201	44,488	$435,710
Reinvestments	62,809	610,505	96,997	925,350
Redemptions	(125,244)	(1,266,638)	(358,422)	(3,566,082)
Net increase (decrease)	(47,116)	$(502,932)	(216,937)	$(2,205,022)
Increase (decrease) derived from capital shares transactions		$(6,486,701)		$(231,239,742)
See accompanying notes to financial statements.
BHFTI-425

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.16	$9.88	$9.92	$9.64	$11.63	$12.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.41	0.44	0.38	0.28	0.25
Net realized and unrealized gain (loss)	(0.13)	0.47	(0.18)	0.21	(1.94)	(0.39)
Total income (loss) from investment operations	0.09	0.88	0.26	0.59	(1.66)	(0.14)
Less Distributions
Distributions from net investment income	(0.43)	(0.60)	(0.30)	(0.31)	(0.33)	(0.25)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.51)
Total distributions	(0.43)	(0.60)	(0.30)	(0.31)	(0.33)	(0.76)
Net Asset Value, End of Period	$9.82	$10.16	$9.88	$9.92	$9.64	$11.63
Total Return (%) (b)	0.94 (c)	9.21	2.73	6.22	(14.34)	(1.13)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.60	0.61	0.57	0.52	0.50
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51 (d)	0.51	0.51	0.51	0.51	0.50
Net ratio of expenses to average net assets (%) (e) (f)	0.62 (d)	0.57	0.57	0.54	0.48	0.46
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.49 (d)	0.48	0.48	0.48	0.47	0.46
Ratio of net investment income (loss) to average net assets (%)	4.27 (d)	4.11	4.43	3.94	2.72	2.06
Portfolio turnover rate (%)	248 (c)	522	603	524	423	326
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	14 (c)	33	30	24	23	28
Net assets, end of period (in millions)	$1,585.8	$1,626.0	$1,674.9	$1,886.1	$1,857.1	$2,488.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.93	$9.67	$9.72	$9.44	$11.39	$12.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.38	0.41	0.35	0.25	0.21
Net realized and unrealized gain (loss)	(0.11)	0.45	(0.18)	0.21	(1.90)	(0.38)
Total income (loss) from investment operations	0.09	0.83	0.23	0.56	(1.65)	(0.17)
Less Distributions
Distributions from net investment income	(0.41)	(0.57)	(0.28)	(0.28)	(0.30)	(0.22)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.51)
Total distributions	(0.41)	(0.57)	(0.28)	(0.28)	(0.30)	(0.73)
Net Asset Value, End of Period	$9.61	$9.93	$9.67	$9.72	$9.44	$11.39
Total Return (%) (b)	0.89 (c)	8.90	2.43	6.05	(14.56)	(1.39)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.85	0.86	0.82	0.77	0.75
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76 (d)	0.76	0.76	0.76	0.76	0.75
Net ratio of expenses to average net assets (%) (e) (f)	0.87 (d)	0.82	0.82	0.79	0.73	0.71
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.74 (d)	0.73	0.73	0.73	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	4.01 (d)	3.86	4.18	3.69	2.47	1.81
Portfolio turnover rate (%)	248 (c)	522	603	524	423	326
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	14 (c)	33	30	24	23	28
Net assets, end of period (in millions)	$1,820.4	$1,895.8	$1,967.8	$2,038.4	$2,038.5	$2,738.3

See accompanying notes to financial statements.
BHFTI-426

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.08	$9.81	$9.85	$9.56	$11.52	$12.42
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.39	0.42	0.36	0.25	0.23
Net realized and unrealized gain (loss)	(0.12)	0.46	(0.17)	0.21	(1.91)	(0.39)
Total income (loss) from investment operations	0.09	0.85	0.25	0.57	(1.66)	(0.16)
Less Distributions
Distributions from net investment income	(0.42)	(0.58)	(0.29)	(0.28)	(0.30)	(0.23)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.51)
Total distributions	(0.42)	(0.58)	(0.29)	(0.28)	(0.30)	(0.74)
Net Asset Value, End of Period	$9.75	$10.08	$9.81	$9.85	$9.56	$11.52
Total Return (%) (b)	0.88 (c)	8.98	2.59	6.13	(14.45)	(1.30)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (d)	0.75	0.76	0.72	0.67	0.65
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66 (d)	0.66	0.66	0.66	0.66	0.65
Net ratio of expenses to average net assets (%) (e) (f)	0.77 (d)	0.72	0.72	0.69	0.63	0.61
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.64 (d)	0.63	0.63	0.63	0.62	0.61
Ratio of net investment income (loss) to average net assets (%)	4.11 (d)	3.96	4.28	3.79	2.39	1.92
Portfolio turnover rate (%)	248 (c)	522	603	524	423	326
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	14 (c)	33	30	24	23	28
Net assets, end of period (in millions)	$14.9	$15.9	$17.6	$19.8	$19.4	$77.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-427

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—50.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Airbus SE	1,579	$351,449
ATI, Inc. (a)	822	162,016
Axon Enterprise, Inc. (a)	281	157,531
Babcock International Group PLC	5,965	75,337
BAE Systems PLC	2,021	49,442
Boeing Co. (a)	452	97,844
Carpenter Technology Corp.	286	176,416
Curtiss-Wright Corp.	1,229	931,287
Elbit Systems Ltd.	22	16,732
FTAI Aviation Ltd.	61	16,502
General Dynamics Corp.	181	64,117
General Electric Co.	5,997	2,241,259
HEICO Corp.	657	234,017
Honeywell Aerospace, Inc. (a)	219	48,417
Howmet Aerospace, Inc.	3,466	931,869
Kongsberg Gruppen ASA	513	15,467
L3Harris Technologies, Inc.	159	46,204
Leonardo SpA	237	12,709
Lockheed Martin Corp.	134	68,268
Northrop Grumman Corp.	80	40,745
Rheinmetall AG	103	116,588
Rocket Lab Corp. (a)	937	95,246
Rolls-Royce Holdings PLC	30,406	583,800
RTX Corp.	4,603	873,327
Saab AB - Class B	1,436	74,495
Safran SA	956	377,966
Singapore Technologies Engineering Ltd.	1,000	8,069
Thales SA	53	13,617
TransDigm Group, Inc.	240	319,690
		8,200,426
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. (b)	693	130,520
Deutsche Post AG	801	48,604
DSV AS	181	42,967
FedEx Corp.	740	231,716
United Parcel Service, Inc. - Class B	433	46,548
		500,355
Automobile Components — 0.1%
Aisin Corp.	4,900	66,210
BorgWarner, Inc.	1,241	82,402
Bridgestone Corp.	4,800	101,064
Cie Generale des Etablissements Michelin SCA	397	15,334
Garrett Motion, Inc.	4,508	163,325
Niterra Co. Ltd.	1,600	106,434
Sumitomo Electric Industries Ltd.	10,800	199,353
		734,122
Automobiles — 0.7%
Bayerische Motoren Werke AG	171	11,190
Ferrari NV	219	81,162
Ford Motor Co.	2,486	34,555
General Motors Co.	3,823	294,677
Honda Motor Co. Ltd.	2,200	19,930
Mercedes-Benz Group AG	757	37,996
Security Description	Shares	Value
Automobiles—(Continued)
Rivian Automotive, Inc. - Class A (a)	453	$7,860
Stellantis NV (a)	2,673	15,212
Suzuki Motor Corp.	1,200	14,445
Tesla, Inc. (a)	6,647	2,795,728
Toyota Motor Corp.	26,100	437,704
		3,750,459
Banks — 3.5%
ABN AMRO Bank NV	3,091	131,463
AIB Group PLC	1,113	13,079
ANZ Group Holdings Ltd.	2,559	62,707
Banca Monte dei Paschi di Siena SpA	1,467	18,216
Banco Bilbao Vizcaya Argentaria SA	17,390	436,246
Banco Santander SA	43,177	597,316
Bank Hapoalim BM	1,021	23,548
Bank Leumi Le-Israel BM	1,074	24,026
Bank of America Corp.	19,044	1,085,127
Bank of Montreal	2,567	453,707
Bank of Nova Scotia	1,012	87,960
Barclays PLC	43,967	295,261
BNP Paribas SA	2,725	318,490
BOC Hong Kong Holdings Ltd.	3,000	16,271
BPER Banca SpA	2,594	40,716
CaixaBank SA	16,737	237,559
Canadian Imperial Bank of Commerce	676	77,846
Citigroup, Inc.	5,439	761,242
Citizens Financial Group, Inc.	1,937	135,726
Commerzbank AG	2,994	127,396
Commonwealth Bank of Australia	2,689	307,335
Danske Bank AS	3,105	166,590
DBS Group Holdings Ltd.	8,620	435,541
DNB Bank ASA	1,554	46,224
Erste Group Bank AG	372	49,838
Fifth Third Bancorp	4,252	239,685
HSBC Holdings PLC	45,627	866,706
HSBC Holdings PLC (Hong Kong Listed Shares)	4,000	76,036
Huntington Bancshares, Inc.	7,332	129,996
ING Groep NV	10,390	328,712
Intesa Sanpaolo SpA	43,862	300,455
Israel Discount Bank Ltd. - Class A	1,024	10,156
Japan Post Bank Co. Ltd.	9,600	182,872
JPMorgan Chase & Co.	11,527	3,773,133
KBC Group NV	970	132,308
KeyCorp	3,863	89,042
Lloyds Banking Group PLC	165,874	244,758
M&T Bank Corp.	517	123,051
Mediobanca Banca di Credito Finanziario SpA	3,336	99,439
Mitsubishi UFJ Financial Group, Inc.	34,600	686,398
Mizuho Financial Group, Inc.	8,690	417,285
National Australia Bank Ltd.	2,110	55,498
National Bank of Canada	1,742	275,023
NatWest Group PLC	25,199	222,103
Nordea Bank Abp	3,386	64,153
Oversea-Chinese Banking Corp. Ltd.	16,100	309,712
PNC Financial Services Group, Inc.	1,337	329,196
Popular, Inc.	525	86,195
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-428

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Regions Financial Corp.	3,740	$112,948
Resona Holdings, Inc.	8,300	108,256
Royal Bank of Canada	4,130	855,208
Societe Generale SA	2,017	178,600
Standard Chartered PLC	6,759	183,201
Sumitomo Mitsui Financial Group, Inc.	11,900	465,249
Sumitomo Mitsui Trust Group, Inc.	3,600	134,391
Toronto-Dominion Bank	5,222	634,925
Truist Financial Corp.	5,471	272,565
U.S. Bancorp	11,862	716,465
UniCredit SpA	4,012	358,943
United Overseas Bank Ltd.	4,800	147,991
Wells Fargo & Co.	8,000	661,120
Westpac Banking Corp.	2,807	68,628
		19,889,832
Beverages — 0.7%
Anheuser-Busch InBev SA	555	45,758
Asahi Group Holdings Ltd.	1,800	17,125
Carlsberg AS - Class B	202	26,506
Coca-Cola Co.	25,270	2,053,693
Diageo PLC	1,767	35,517
Keurig Dr. Pepper, Inc.	5,410	177,069
Kirin Holdings Co. Ltd.	1,500	25,703
Monster Beverage Corp. (a)	8,568	823,556
PepsiCo, Inc.	4,452	602,801
Pernod Ricard SA	302	22,052
		3,829,780
Biotechnology — 0.6%
AbbVie, Inc.	5,401	1,359,108
Alnylam Pharmaceuticals, Inc. (a)	97	29,200
Amgen, Inc.	1,519	550,060
Argenx SE (a)	54	50,064
Biogen, Inc. (a)	140	30,248
CSL Ltd.	374	29,787
Exelixis, Inc. (a)	1,655	90,049
Gilead Sciences, Inc.	2,818	356,026
Halozyme Therapeutics, Inc. (a)	673	52,676
Incyte Corp. (a)	225	25,506
Insmed, Inc. (a)	162	17,272
Natera, Inc. (a)	96	26,059
Regeneron Pharmaceuticals, Inc.	63	39,283
Revolution Medicines, Inc. (a)	92	17,230
United Therapeutics Corp. (a)	231	125,163
Vertex Pharmaceuticals, Inc. (a)	713	354,168
		3,151,899
Broadline Retail — 1.6%
Amazon.com, Inc. (a)	34,088	8,124,534
Dollarama, Inc.	2,437	322,390
eBay, Inc.	328	36,654
MercadoLibre, Inc. (a)	160	271,583
Next PLC	425	82,018
Prosus NV	3,870	168,208
Sea Ltd. (ADR) (a)	1,361	130,425
Security Description	Shares	Value
Broadline Retail—(Continued)
Wesfarmers Ltd.	1,046	$65,648
		9,201,460
Building Products — 0.2%
Armstrong World Industries, Inc.	498	79,889
Assa Abloy AB - Class B	1,320	46,628
Carrier Global Corp.	550	40,343
Cie de Saint-Gobain SA	980	88,724
Daikin Industries Ltd.	200	30,380
Johnson Controls International PLC	5,255	767,808
Trane Technologies PLC	164	80,550
		1,134,322
Capital Markets — 1.5%
3i Group PLC	638	21,057
Ameriprise Financial, Inc.	190	87,165
ARES Management Corp. - Class A	120	13,357
Bank of New York Mellon Corp.	3,518	508,738
Blackrock, Inc.	878	844,250
Blackstone, Inc.	1,409	165,797
Brookfield Asset Management Ltd. - Class A	667	29,920
Brookfield Corp.	2,094	89,341
Cboe Global Markets, Inc.	124	30,091
Charles Schwab Corp.	4,182	385,873
CME Group, Inc.	952	210,230
Coinbase Global, Inc. - Class A (a)	327	47,804
Deutsche Bank AG	5,493	185,988
Deutsche Boerse AG	150	40,930
Goldman Sachs Group, Inc.	882	892,028
Hong Kong Exchanges & Clearing Ltd.	4,500	209,149
Interactive Brokers Group, Inc. - Class A	230	20,019
Intercontinental Exchange, Inc.	2,756	339,291
KKR & Co., Inc.	962	88,292
London Stock Exchange Group PLC	307	33,244
Macquarie Group Ltd.	347	60,389
Moody's Corp.	1,421	643,599
Morgan Stanley	10,428	2,179,869
MSCI, Inc.	232	129,929
Nasdaq, Inc.	271	21,360
Nomura Holdings, Inc.	3,500	30,541
Robinhood Markets, Inc. - Class A (a)	2,107	211,290
S&P Global, Inc.	822	334,768
SBI Holdings, Inc.	1,000	16,265
Singapore Exchange Ltd.	6,400	119,725
State Street Corp.	1,773	300,701
UBS Group AG	9,433	467,298
		8,758,298
Chemicals — 0.6%
Air Liquide SA	1,520	301,012
Air Products & Chemicals, Inc.	1,400	410,452
BASF SE	813	43,459
Corteva, Inc.	2,668	225,953
Dow, Inc.	332	9,083
DuPont de Nemours, Inc.	136	18,447
Ecolab, Inc.	1,956	544,961
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-429

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Element Solutions, Inc.	3,244	$154,901
Givaudan SA	10	42,376
International Flavors & Fragrances, Inc.	283	22,419
Linde PLC	1,260	653,864
Novonesis (Novozymes) - B Shares	653	41,265
Nutrien Ltd.	890	56,070
Resonac Holdings Corp.	100	11,151
Sherwin-Williams Co.	1,504	517,857
Shin-Etsu Chemical Co. Ltd.	1,000	43,608
Sika AG	153	31,525
Symrise AG	142	14,251
Toray Industries, Inc.	12,400	86,076
		3,228,730
Commercial Services & Supplies — 0.2%
Cintas Corp.	857	145,759
Copart, Inc. (a)	600	16,914
Japan Elevator Service Holdings Co. Ltd.	7,000	75,121
Republic Services, Inc.	832	177,283
Rollins, Inc.	1,202	50,171
Veralto Corp.	377	33,432
Waste Connections, Inc.	284	47,340
Waste Management, Inc.	1,765	393,383
		939,403
Communications Equipment — 0.8%
Accton Technology Corp.	1,000	79,072
Arista Networks, Inc. (a)	8,542	1,451,115
Ciena Corp. (a)	413	202,601
Cisco Systems, Inc.	12,081	1,419,034
Lumentum Holdings, Inc. (a)	628	538,862
Motorola Solutions, Inc. (b)	1,198	497,517
Nokia OYJ	17,852	236,325
Telefonaktiebolaget LM Ericsson - B Shares	2,724	30,406
		4,454,932
Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA	2,086	308,034
Comfort Systems USA, Inc.	326	646,116
Eiffage SA	635	93,751
EMCOR Group, Inc.	624	517,845
Ferrovial NV	258	17,699
HOCHTIEF AG	302	174,989
Kajima Corp.	400	14,605
MasTec, Inc. (a)	176	73,227
Obayashi Corp.	3,700	74,896
Quanta Services, Inc.	473	340,579
Taisei Corp.	800	70,901
Vinci SA	1,795	262,529
		2,595,171
Construction Materials — 0.2%
Amrize Ltd. (a)	322	17,163
Buzzi SpA	140	7,168
CRH PLC	2,340	250,380
Security Description	Shares	Value
Construction Materials—(Continued)
Heidelberg Materials AG	130	$24,798
Holcim AG	2,054	185,961
Martin Marietta Materials, Inc.	48	27,681
Vulcan Materials Co.	1,668	492,077
		1,005,228
Consumer Finance — 0.3%
American Express Co. (b)	3,878	1,311,733
Capital One Financial Corp.	1,625	326,008
SoFi Technologies, Inc. (a)	915	16,406
Synchrony Financial	942	71,639
		1,725,786
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd.	1,700	14,030
Alimentation Couche-Tard, Inc.	393	25,050
Carrefour SA	1,210	22,477
Casey's General Stores, Inc.	18	14,306
Coles Group Ltd.	1,457	24,597
Costco Wholesale Corp.	1,318	1,232,950
Dollar General Corp.	2,385	274,537
Dollar Tree, Inc. (a)	194	23,464
Koninklijke Ahold Delhaize NV	6,213	250,044
Kroger Co.	2,030	112,726
Loblaw Cos. Ltd.	7,765	352,265
Seven & i Holdings Co. Ltd.	1,900	22,904
Sysco Corp.	460	38,447
Target Corp.	333	43,493
Tesco PLC	5,027	30,695
U.S. Foods Holding Corp. (a) (b)	1,901	194,377
Walmart, Inc.	10,868	1,230,910
Woolworths Group Ltd.	1,382	38,289
		3,945,561
Containers & Packaging — 0.0%
International Paper Co.	607	23,127
Packaging Corp. of America	267	63,621
Smurfit Westrock PLC	521	24,101
		110,849
Distributors — 0.0%
D'ieteren Group	39	7,598
Diversified REITs — 0.0%
CapitaLand Integrated Commercial Trust	93,000	170,937
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. (a) (b)	148	13,151
AT&T, Inc.	23,461	485,643
Cellnex Telecom SA (a)	664	19,884
Comcast Corp. - Class A	2,343	57,521
Deutsche Telekom AG	16,373	446,232
Koninklijke KPN NV	59,372	294,537
NTT, Inc.	14,300	12,754
Orange SA	1,988	37,498
Singapore Telecommunications Ltd.	77,800	266,595
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-430

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Space Exploration Technologies Corp. - Class A (a) (b)	419	$71,590
Telstra Group Ltd.	56,705	199,424
Verizon Communications, Inc.	13,526	572,691
		2,477,520
Electric Utilities — 0.7%
American Electric Power Co., Inc.	374	51,167
BKW AG	41	6,903
Constellation Energy Corp. (b)	850	211,115
Duke Energy Corp.	631	79,872
Edison International	431	32,088
Endesa SA	2,604	118,669
Enel SpA	5,820	66,869
Entergy Corp.	415	47,667
Evergy, Inc.	218	18,842
Eversource Energy	469	33,895
Exelon Corp.	3,648	170,070
FirstEnergy Corp.	280	13,311
Hydro One Ltd.	6,287	259,326
Iberdrola SA	29,428	734,473
Kansai Electric Power Co., Inc.	1,000	14,054
NextEra Energy, Inc.	16,842	1,478,222
NRG Energy, Inc.	916	133,791
PG&E Corp.	1,460	24,557
Power Assets Holdings Ltd.	2,500	18,242
PPL Corp.	490	17,812
Redeia Corp. SA	539	9,172
Southern Co.	2,832	271,051
SSE PLC	938	30,315
Terna - Rete Elettrica Nazionale	23,394	273,715
Xcel Energy, Inc.	507	40,712
		4,155,910
Electrical Equipment — 1.4%
ABB Ltd.	5,588	606,304
AMETEK, Inc.	85	20,565
Bloom Energy Corp. - Class A (a)	366	110,788
Eaton Corp. PLC (b)	1,804	768,721
Emerson Electric Co.	1,921	274,991
Fuji Electric Co. Ltd.	100	8,462
Fujikura Ltd.	8,100	314,430
Furukawa Electric Co. Ltd.	4,900	145,723
GE Vernova, Inc.	1,778	2,088,901
HD Hyundai Electric Co. Ltd.	139	88,116
Hubbell, Inc.	27	14,126
Legrand SA	918	154,951
Mitsubishi Electric Corp.	1,200	44,005
Nexans SA	365	60,642
NIDEC Corp.	1,100	18,070
nVent Electric PLC	482	81,752
Prysmian SpA	1,134	190,495
Rockwell Automation, Inc.	522	258,432
Schneider Electric SE	1,999	655,839
Siemens Energy AG	2,791	528,970
Vertiv Holdings Co. - Class A	5,033	1,685,149
Security Description	Shares	Value
Electrical Equipment—(Continued)
Vestas Wind Systems AS	897	$25,344
		8,144,776
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	7,312	1,289,252
CDW Corp.	61	8,579
Celestica, Inc. (a)	362	132,022
Coherent Corp. (a)	464	183,034
Corning, Inc.	4,326	1,104,990
Delta Electronics, Inc.	1,000	61,895
Fabrinet (a)	19	10,680
Flex Ltd. (a)	1,161	188,163
Halma PLC	207	10,814
Ibiden Co. Ltd.	100	15,014
Jabil, Inc.	409	157,661
Keyence Corp.	500	251,913
Keysight Technologies, Inc. (a)	624	218,444
Kyocera Corp.	900	19,954
Murata Manufacturing Co. Ltd.	1,800	129,729
TDK Corp.	1,200	26,803
TE Connectivity PLC	896	180,643
Teledyne Technologies, Inc. (a)	21	14,005
Yokogawa Electric Corp.	3,300	115,927
		4,119,522
Energy Equipment & Services — 0.2%
Baker Hughes Co.	14,111	783,160
Halliburton Co.	6,390	216,941
SLB Ltd.	1,086	50,488
TechnipFMC PLC	202	13,393
		1,063,982
Entertainment — 0.5%
Electronic Arts, Inc.	154	31,576
Liberty Media Corp.-Liberty Formula One - Class C (a)	4,168	396,544
Live Nation Entertainment, Inc. (a)	156	28,565
Netflix, Inc. (a)	16,944	1,209,802
Nintendo Co. Ltd.	3,100	130,183
ROBLOX Corp. - Class A (a)	408	22,187
Spotify Technology SA (a)	625	286,956
Take-Two Interactive Software, Inc. (a)	174	43,497
Universal Music Group NV	535	11,207
Walt Disney Co.	4,508	433,895
Warner Bros Discovery, Inc. (a)	8,375	223,277
		2,817,689
Financial Services — 1.1%
Adyen NV (a)	25	23,348
Affirm Holdings, Inc. (a)	257	20,958
Apollo Global Management, Inc.	228	26,975
Berkshire Hathaway, Inc. - Class B (a)	3,262	1,632,272
Block, Inc. (a)	297	22,572
Corpay, Inc. (a)	34	11,331
Fidelity National Information Services, Inc.	547	21,267
Fiserv, Inc. (a)	430	21,092
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-431

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Global Payments, Inc.	247	$17,922
Industrivarden AB - C Shares	331	18,172
Investor AB - B Shares	1,865	77,473
Mastercard, Inc. - Class A	2,047	1,051,339
ORIX Corp.	1,000	37,900
PayPal Holdings, Inc.	2,769	119,565
Poste Italiane SpA	3,273	107,059
Rocket Cos., Inc. - Class A (a)	536	8,442
Visa, Inc. - Class A	8,479	2,909,060
		6,126,747
Food Products — 0.2%
Ajinomoto Co., Inc.	7,400	269,189
Archer-Daniels-Midland Co.	446	34,074
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	11,635
Danone SA	581	47,650
General Mills, Inc.	678	23,594
Hershey Co.	84	14,738
JDE Peet's NV	314	11,427
Magnum Ice Cream Co. NV (a)	728	12,667
Mondelez International, Inc. - Class A	3,992	230,897
Nestle SA (b)	6,656	683,532
WH Group Ltd.	4,500	4,771
		1,344,174
Gas Utilities — 0.1%
Atmos Energy Corp.	747	128,686
Hong Kong & China Gas Co. Ltd.	17,857	14,845
Italgas SpA	26,777	310,120
Osaka Gas Co. Ltd.	300	10,091
Tokyo Gas Co. Ltd.	400	15,041
		478,783
Ground Transportation — 0.5%
Canadian National Railway Co.	485	57,878
Canadian Pacific Kansas City Ltd.	5,063	438,954
Central Japan Railway Co.	500	10,731
CSX Corp.	1,466	69,679
East Japan Railway Co.	600	12,576
FedEx Freight Holding Co., Inc. (a)	369	55,719
Hankyu Hanshin Holdings, Inc.	400	10,519
MTR Corp. Ltd.	2,000	7,804
Norfolk Southern Corp.	194	61,030
Old Dominion Freight Line, Inc.	153	33,140
Uber Technologies, Inc. (a)	8,906	642,657
Union Pacific Corp.	4,520	1,229,440
West Japan Railway Co.	800	13,417
XPO, Inc. (a)	55	11,291
		2,654,835
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	2,857	259,244
Alcon AG	214	14,470
Becton Dickinson & Co.	262	39,649
Boston Scientific Corp. (a)	3,886	165,855
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Dexcom, Inc. (a)	211	$14,211
Edwards Lifesciences Corp. (a)	4,240	383,550
EssilorLuxottica SA	576	108,065
GE HealthCare Technologies, Inc.	446	28,548
Hoya Corp.	1,200	193,522
IDEXX Laboratories, Inc. (a)	210	110,552
Intuitive Surgical, Inc. (a)	1,264	502,668
Koninklijke Philips NV	855	23,232
Medtronic PLC	3,568	279,125
Olympus Corp.	800	8,409
ResMed, Inc.	163	31,765
Stryker Corp.	2,159	679,740
Terumo Corp.	900	12,384
Zimmer Biomet Holdings, Inc.	192	16,529
		2,871,518
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	2,190	520,256
Cencora, Inc.	588	166,392
Centene Corp. (a)	296	19,000
Cigna Group	524	144,456
CVS Health Corp.	3,394	351,109
Elevance Health, Inc.	467	180,603
Fresenius Medical Care AG	349	15,790
HCA Healthcare, Inc.	1,192	464,749
Hims & Hers Health, Inc. (a) (b)	4,812	166,832
Humana, Inc.	62	24,628
McKesson Corp.	846	639,238
Quest Diagnostics, Inc.	1,360	288,252
UnitedHealth Group, Inc.	4,163	1,730,268
		4,711,573
Health Care REITs — 0.3%
CareTrust REIT, Inc.	4,296	173,344
Omega Healthcare Investors, Inc.	3,459	164,925
Sabra Health Care REIT, Inc. (b)	8,412	164,118
Ventas, Inc. (b)	6,440	571,872
Welltower, Inc. (b)	2,873	652,085
		1,726,344
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (a)	223	39,576
Hotels, Restaurants & Leisure — 0.6%
Accor SA	172	10,000
Airbnb, Inc. - Class A (a)	317	45,363
Amadeus IT Group SA	570	32,736
Aristocrat Leisure Ltd.	820	34,934
Booking Holdings, Inc.	4,809	857,156
Carnival Corp. Ltd.	586	16,742
Chipotle Mexican Grill, Inc. (a)	2,196	74,664
Compass Group PLC	1,393	45,007
DoorDash, Inc. - Class A (a) (b)	1,077	198,739
Evolution AB (a)	224	15,437
Expedia Group, Inc.	89	22,773
Flutter Entertainment PLC - Class DI (a)	220	22,111
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-432

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Galaxy Entertainment Group Ltd.	4,000	$15,062
Hilton Worldwide Holdings, Inc.	961	317,572
InterContinental Hotels Group PLC	1,169	201,635
Las Vegas Sands Corp.	183	8,453
Marriott International, Inc. - Class A	777	287,948
McDonald's Corp.	1,831	494,938
Oriental Land Co. Ltd.	900	13,777
Royal Caribbean Cruises Ltd.	1,168	370,875
Starbucks Corp.	3,459	353,475
Yum! Brands, Inc.	237	37,887
Zensho Holdings Co. Ltd.	100	4,961
		3,482,245
Household Durables — 0.1%
DR Horton, Inc.	776	126,395
Garmin Ltd.	124	29,455
Lennar Corp. - Class A	285	25,790
NVR, Inc. (a)	37	252,096
Panasonic Holdings Corp.	1,900	53,348
PulteGroup, Inc.	635	87,128
Sony Group Corp.	13,000	260,684
		834,896
Household Products — 0.4%
Clorox Co.	165	15,748
Colgate-Palmolive Co.	3,788	347,284
Essity AB - Class B	1,138	32,198
Kimberly-Clark Corp. (b)	1,479	162,350
Procter & Gamble Co.	11,280	1,654,099
Reckitt Benckiser Group PLC	588	38,333
		2,250,012
Independent Power and Renewable Electricity Producers — 0.0%
RWE AG	592	38,355
Vistra Corp.	1,042	165,292
		203,647
Industrial Conglomerates — 0.3%
3M Co.	1,069	173,082
CK Hutchison Holdings Ltd.	2,500	21,249
Hitachi Ltd.	17,100	475,201
Honeywell International, Inc.	219	49,034
Lifco AB - B Shares	602	19,726
Siemens AG	2,333	749,664
		1,487,956
Industrial REITs — 0.1%
Goodman Group	1,690	36,636
Prologis, Inc.	2,895	392,186
		428,822
Insurance — 1.2%
Aflac, Inc.	1,581	185,372
AIA Group Ltd.	40,000	366,878
Allianz SE	1,288	609,537
Security Description	Shares	Value
Insurance—(Continued)
Allstate Corp.	227	$54,012
American International Group, Inc.	1,064	79,300
Aon PLC - Class A	341	113,106
Arthur J Gallagher & Co.	191	43,848
ASR Nederland NV	3,346	252,559
Assurant, Inc.	908	243,825
Aviva PLC	1,770	15,272
AXA SA	6,181	309,772
Axis Capital Holdings Ltd.	607	65,216
Chubb Ltd.	2,931	998,709
Daiichi Life Group, Inc.	12,400	135,910
Fairfax Financial Holdings Ltd.	26	42,765
Generali	5,306	258,375
Globe Life, Inc.	1,530	273,380
Great-West Lifeco, Inc.	2,974	189,502
Hannover Rueck SE	88	24,376
Hartford Insurance Group, Inc.	1,730	229,260
Japan Post Holdings Co. Ltd.	800	10,725
Manulife Financial Corp.	8,920	361,769
Markel Group, Inc. (a)	29	56,637
Marsh & McLennan Cos., Inc.	448	74,668
MS&AD Insurance Group Holdings, Inc.	900	23,505
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	331	184,777
NN Group NV	1,604	140,545
Power Corp. of Canada	310	19,327
Progressive Corp.	2,764	603,796
Prudential Financial, Inc.	148	15,974
Prudential PLC	2,830	37,686
Sompo Holdings, Inc.	500	19,073
Sun Life Financial, Inc.	3,452	271,024
Swiss Life Holding AG	16	17,602
Swiss Re AG	239	38,025
T&D Holdings, Inc.	3,800	112,567
Tokio Marine Holdings, Inc.	3,900	172,695
Travelers Cos., Inc.	150	49,518
W.R. Berkley Corp.	406	28,635
Willis Towers Watson PLC	134	35,024
Zurich Insurance Group AG	388	286,557
		7,051,103
Interactive Media & Services — 3.5%
Alphabet, Inc. - Class A	27,711	9,903,080
Alphabet, Inc. - Class C	14,173	5,007,746
LY Corp.	5,200	13,910
Meta Platforms, Inc. - Class A	8,386	4,723,750
Reddit, Inc. - Class A (a)	841	145,981
		19,794,467
IT Services — 0.5%
Accenture PLC - Class A	1,395	173,594
Cloudflare, Inc. - Class A (a)	1,321	324,015
Cognizant Technology Solutions Corp. - Class A	387	14,988
CoreWeave, Inc. - Class A (a)	133	13,239
Fujitsu Ltd.	1,300	25,943
Indra Sistemas SA	1,439	79,092
International Business Machines Corp.	2,373	667,311
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-433

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
MongoDB, Inc. (a)	213	$71,547
NEC Corp.	900	21,849
Obic Co. Ltd.	600	14,068
Okta, Inc. (a)	159	21,696
Shopify, Inc. - Class A (a)	3,271	374,230
Snowflake, Inc. - Class A (a)	4,063	1,034,033
Twilio, Inc. - Class A (a)	106	21,871
VeriSign, Inc.	77	19,370
		2,876,846
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	400	9,348
Shimano, Inc.	100	10,680
		20,028
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	852	113,171
Danaher Corp.	1,359	258,862
Illumina, Inc. (a)	129	22,682
IQVIA Holdings, Inc. (a)	124	23,959
Lonza Group AG (b)	49	33,069
Qiagen NV	205	7,944
Thermo Fisher Scientific, Inc.	1,664	834,263
Waters Corp. (a)	2,909	1,090,991
West Pharmaceutical Services, Inc.	95	34,105
		2,419,046
Machinery — 1.2%
Atlas Copco AB - A Shares	3,227	65,504
Caterpillar, Inc. (b)	1,322	1,407,798
Cummins, Inc.	571	407,243
Daimler Truck Holding AG	562	27,103
Deere & Co. (b)	1,322	838,584
Ebara Corp.	5,200	203,932
Epiroc AB - A Shares	479	13,141
FANUC Corp. (b)	800	36,580
Fortive Corp.	8,246	503,748
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	137	31,095
Hitachi Construction Machinery Co. Ltd.	3,300	108,004
IHI Corp.	700	11,828
Illinois Tool Works, Inc.	841	227,465
IMI PLC	1,367	53,781
Indutrade AB	312	6,454
Ingersoll Rand, Inc.	232	19,022
Kawasaki Heavy Industries Ltd.	500	9,106
Komatsu Ltd.	6,400	250,500
Kone OYJ - Class B	199	11,325
Konecranes OYJ	3,252	99,963
Kubota Corp.	500	8,371
Kurita Water Industries Ltd.	2,700	154,148
Metso OYJ	9,382	163,101
Mitsubishi Heavy Industries Ltd.	8,200	186,709
Nordson Corp.	368	111,022
Otis Worldwide Corp.	470	33,652
PACCAR, Inc.	294	35,315
Parker-Hannifin Corp.	1,286	1,257,862
Security Description	Shares	Value
Machinery—(Continued)
Sandvik AB	642	$26,501
Techtronic Industries Co. Ltd.	1,500	25,042
VAT Group AG	17	14,872
Volvo AB - B Shares	8,372	284,624
Wartsila OYJ Abp	710	27,105
Westinghouse Air Brake Technologies Corp.	116	31,274
Xylem, Inc.	137	16,195
Yangzijiang Shipbuilding Holdings Ltd.	78,200	207,632
		6,915,601
Marine Transportation — 0.0%
Kawasaki Kisen Kaisha Ltd.	500	7,666
Mitsui OSK Lines Ltd.	400	12,805
Nippon Yusen KK	300	9,648
		30,119
Media — 0.0%
Fox Corp. - Class A	445	23,211
Omnicom Group, Inc.	179	13,037
Publicis Groupe SA	271	26,785
		63,033
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd.	413	64,170
Alamos Gold, Inc. - Class A	3,070	93,079
Anglo American PLC	735	35,998
ArcelorMittal SA	261	15,694
B2Gold Corp.	14,170	53,153
Barrick Mining Corp.	1,328	48,831
BHP Group Ltd.	12,685	529,456
Boliden AB	177	9,994
Coeur Mining, Inc.	640	10,445
Commercial Metals Co.	971	60,930
Evolution Mining Ltd.	5,490	44,831
Fortescue Ltd.	1,105	14,719
Franco-Nevada Corp.	954	199,060
Freeport-McMoRan, Inc.	7,433	467,461
Glencore PLC (a)	6,041	41,204
Gold Fields Ltd. (ADR)	1,283	43,096
Hudbay Minerals, Inc. (b)	5,673	133,960
JX Advanced Metals Corp.	400	11,065
KGHM Polska Miedz SA	774	68,324
Kinross Gold Corp.	4,745	112,348
Mitsui Kinzoku Co. Ltd.	300	80,331
Newmont Corp.	3,264	304,857
Nippon Steel Corp.	8,000	26,498
Northern Star Resources Ltd.	4,804	63,272
Nucor Corp.	869	193,570
Pan American Silver Corp.	307	13,763
Rio Tinto Ltd.	1,174	139,794
Rio Tinto PLC	5,468	517,178
Steel Dynamics, Inc. (b)	2,545	583,976
Sumitomo Metal Mining Co. Ltd.	1,500	70,099
Teck Resources Ltd. - Class B	241	14,354
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-434

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Wheaton Precious Metals Corp.	204	$22,948
		4,088,458
Multi-Utilities — 0.2%
CenterPoint Energy, Inc. (b)	3,340	147,094
Consolidated Edison, Inc.	2,293	253,675
Dominion Energy, Inc.	837	57,159
E.ON SE	6,115	126,165
Engie SA	1,584	49,946
National Grid PLC	22,206	367,660
NiSource, Inc.	2,427	115,404
Public Service Enterprise Group, Inc.	346	28,081
Sempra	602	55,811
WEC Energy Group, Inc.	608	70,996
		1,271,991
Oil, Gas & Consumable Fuels — 1.5%
BP PLC	40,216	247,506
Cameco Corp.	1,643	167,468
Canadian Natural Resources Ltd.	1,979	78,309
Cenovus Energy, Inc.	1,158	28,733
Cheniere Energy, Inc.	91	21,750
Chevron Corp.	4,782	792,664
ConocoPhillips	11,621	1,208,119
Devon Energy Corp.	10,033	414,564
Enbridge, Inc.	8,626	467,778
ENEOS Holdings, Inc.	900	6,625
Eni SpA	11,836	276,852
EOG Resources, Inc. (b)	3,032	393,341
EQT Corp.	284	15,100
Equinor ASA	370	11,627
Expand Energy Corp.	205	18,694
Exxon Mobil Corp.	10,242	1,400,286
Gaztransport Et Technigaz SA	1,300	275,347
Idemitsu Kosan Co. Ltd.	11,200	82,263
Inpex Corp.	5,800	116,868
Kinder Morgan, Inc.	1,852	59,209
Marathon Petroleum Corp.	220	56,247
Neste OYJ	504	16,384
Occidental Petroleum Corp.	630	30,599
OMV AG	1,272	79,799
ONEOK, Inc.	499	43,383
Phillips 66 Co.	349	58,999
Repsol SA	5,594	139,262
Santos Ltd.	4,083	20,271
Shell PLC	17,309	670,093
Suncor Energy, Inc.	1,128	60,685
Targa Resources Corp.	1,051	281,815
TC Energy Corp.	1,072	70,991
Texas Pacific Land Corp.	49	21,444
TotalEnergies SE	5,581	433,537
Valero Energy Corp.	230	59,901
Williams Cos., Inc.	5,083	377,870
Woodside Energy Group Ltd.	2,155	41,722
		8,546,105
Security Description	Shares	Value
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ	949	$25,174
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	1,247	116,794
Deutsche Lufthansa AG	7,999	91,524
United Airlines Holdings, Inc. (a)	830	112,872
		321,190
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	139	10,974
Kao Corp.	600	11,894
Kenvue, Inc.	1,287	24,595
L'Oreal SA	598	262,360
Shiseido Co. Ltd.	100	1,617
Unilever PLC	4,571	274,365
		585,805
Pharmaceuticals — 2.1%
Astellas Pharma, Inc.	10,800	145,193
AstraZeneca PLC	4,095	766,086
Bayer AG	605	33,447
Bristol-Myers Squibb Co.	16,724	963,637
Chugai Pharmaceutical Co. Ltd.	500	23,150
Daiichi Sankyo Co. Ltd.	1,200	19,258
Eli Lilly & Co.	2,774	3,327,219
Galderma Group AG	95	21,603
GSK PLC	12,693	333,051
Haleon PLC	6,390	29,485
Johnson & Johnson	10,087	2,561,795
Merck & Co., Inc.	6,625	851,313
Novartis AG	6,225	974,756
Novo Nordisk AS - Class B	8,648	414,886
Orion OYJ - Class B	2,174	178,864
Otsuka Holdings Co. Ltd.	200	13,247
Pfizer, Inc.	14,251	343,164
Recordati Industria Chimica e Farmaceutica SpA	1,506	88,286
Roche Holding AG	1,756	722,809
Royalty Pharma PLC - Class A	290	16,260
Sandoz Group AG	459	41,479
Sanofi SA	2,675	228,586
Takeda Pharmaceutical Co. Ltd.	1,600	50,514
Teva Pharmaceutical Industries Ltd. (ADR) (a)	793	26,867
UCB SA	61	18,265
Zoetis, Inc.	330	23,714
		12,216,934
Professional Services — 0.1%
Automatic Data Processing, Inc.	669	149,823
Experian PLC	888	29,861
Paychex, Inc.	248	24,386
Recruit Holdings Co. Ltd.	4,200	292,360
RELX PLC	1,299	40,916
Verisk Analytics, Inc.	80	14,362
		551,708
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-435

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development — 0.1%
Azrieli Group Ltd.	57	$7,757
CBRE Group, Inc. - Class A (a)	1,394	187,758
CK Asset Holdings Ltd.	3,500	19,810
CoStar Group, Inc. (a)	200	5,664
Mitsubishi Estate Co. Ltd.	4,000	101,808
Mitsui Fudosan Co. Ltd.	2,400	22,111
Sun Hung Kai Properties Ltd.	500	7,206
Vonovia SE	623	15,372
Wharf Real Estate Investment Co. Ltd.	2,000	5,479
		372,965
Retail REITs — 0.1%
Realty Income Corp.	796	49,320
Simon Property Group, Inc.	1,486	332,344
		381,664
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc. (a)	7,190	4,176,743
Advantest Corp.	1,900	386,224
Analog Devices, Inc.	1,821	723,247
Applied Materials, Inc.	2,041	1,475,643
ASM International NV	115	131,641
ASML Holding NV	961	1,905,895
Astera Labs, Inc. (a)	81	39,125
BE Semiconductor Industries NV	50	16,418
Broadcom, Inc.	17,511	6,614,780
Credo Technology Group Holding Ltd. (a)	1,375	373,931
First Solar, Inc. (a) (b)	1,592	375,648
Infineon Technologies AG	1,538	143,582
Intel Corp. (a)	10,159	1,418,501
Kioxia Holdings Corp. (a)	800	454,194
KLA Corp. (b)	7,670	2,314,116
Lam Research Corp.	5,639	2,443,548
Lasertec Corp.	100	31,114
Marvell Technology, Inc.	2,355	701,531
Microchip Technology, Inc.	399	36,389
Micron Technology, Inc.	2,827	3,263,178
Monolithic Power Systems, Inc. (b)	140	193,530
NVIDIA Corp.	83,555	16,718,520
NXP Semiconductors NV	814	228,758
ON Semiconductor Corp. (a)	226	21,366
Qnity Electronics, Inc.	164	26,783
QUALCOMM, Inc.	2,333	431,115
Renesas Electronics Corp.	1,400	42,291
SCREEN Holdings Co. Ltd.	200	22,357
SK Hynix, Inc.	31	54,694
STMicroelectronics NV	652	48,685
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	342	163,329
Teradyne, Inc.	1,197	579,157
Texas Instruments, Inc.	4,289	1,278,422
Tokyo Electron Ltd.	1,100	531,953
Tower Semiconductor Ltd. (a)	61	15,704
		47,382,112
Software — 2.8%
Adobe, Inc. (a)	945	193,744
Security Description	Shares	Value
Software—(Continued)
AppLovin Corp. - Class A (a)	633	$326,141
Atlassian Corp. - Class A (a)	915	71,178
Autodesk, Inc. (a)	339	65,908
Cadence Design Systems, Inc. (a)	1,880	705,602
Check Point Software Technologies Ltd. (a)	57	7,491
Clear Secure, Inc. - Class A	2,671	148,855
Constellation Software, Inc.	28	52,713
Crowdstrike Holdings, Inc. - Class A (a)	730	557,092
Datadog, Inc. - Class A (a)	994	258,798
Fair Isaac Corp. (a)	16	19,116
Fortinet, Inc. (a)	467	71,741
Intuit, Inc.	622	162,342
IREN Ltd. (a)	1,424	65,119
Microsoft Corp.	26,310	9,814,156
Nebius Group NV (a) (b)	513	141,675
Oracle Corp.	4,193	614,484
Palantir Technologies, Inc. - Class A (a)	5,842	681,586
Palo Alto Networks, Inc. (a)	2,066	704,547
Roper Technologies, Inc.	105	35,531
Sage Group PLC	1,893	20,501
Salesforce, Inc.	2,119	331,963
SAP SE	3,029	463,869
ServiceNow, Inc. (a)	3,724	369,719
Strategy, Inc. - Class A (a)	216	18,777
Synopsys, Inc. (a)	357	159,247
Workday, Inc. - Class A (a)	145	17,751
Xero Ltd. (a)	163	8,193
Zeta Global Holdings Corp. - Class A (a)	1,979	38,947
Zoom Communications, Inc. (a)	123	10,616
Zscaler, Inc. (a)	577	81,444
		16,218,846
Specialized REITs — 0.1%
American Tower Corp.	331	54,142
Crown Castle, Inc.	391	29,610
Digital Realty Trust, Inc.	1,305	234,352
Equinix, Inc.	284	296,039
Gaming & Leisure Properties, Inc.	590	26,273
Iron Mountain, Inc.	262	33,093
Public Storage	172	54,749
SBA Communications Corp.	114	20,116
Weyerhaeuser Co.	1,019	24,395
		772,769
Specialty Retail — 0.6%
AutoZone, Inc. (a)	57	182,168
Carvana Co. (a) (b)	3,813	250,972
Fast Retailing Co. Ltd.	100	51,143
Home Depot, Inc.	2,673	942,713
Industria de Diseno Textil SA	2,467	155,481
Lowe's Cos., Inc.	634	139,791
O'Reilly Automotive, Inc. (a)	6,968	641,683
Ross Stores, Inc.	249	53,000
TJX Cos., Inc.	7,474	1,132,311
Ulta Beauty, Inc. (a)	130	58,627
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-436

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail—(Continued)
Williams-Sonoma, Inc.	121	$28,205
		3,636,094
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	46,865	13,560,856
Canon, Inc.	400	10,222
Dell Technologies, Inc. - Class C	2,711	1,169,688
Everpure, Inc. - Class A (a)	155	12,212
FUJIFILM Holdings Corp.	1,000	21,508
Hewlett Packard Enterprise Co.	967	43,621
HP, Inc.	1,109	24,332
IonQ, Inc. (a)	212	11,291
Logitech International SA	216	20,258
NetApp, Inc.	909	140,677
Sandisk Corp. (a)	38	86,402
Seagate Technology Holdings PLC	623	601,195
Super Micro Computer, Inc. (a)	454	13,316
Western Digital Corp.	944	602,952
		16,318,530
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	88	18,043
Asics Corp.	4,200	114,218
Cie Financiere Richemont SA - Class A	437	101,404
Deckers Outdoor Corp. (a)	81	8,042
Gildan Activewear, Inc.	2,750	141,780
Hermes International SCA	75	137,238
Kering SA	62	17,629
Lululemon Athletica, Inc. (a)	103	11,761
LVMH Moet Hennessy Louis Vuitton SE	569	315,094
NIKE, Inc. - Class B	2,255	92,568
Tapestry, Inc.	3,173	464,464
		1,422,241
Tobacco — 0.1%
Altria Group, Inc.	995	71,590
British American Tobacco PLC	1,366	84,252
Imperial Brands PLC	623	23,035
Japan Tobacco, Inc.	900	33,073
Philip Morris International, Inc.	953	172,407
		384,357
Trading Companies & Distributors — 0.5%
AerCap Holdings NV	203	29,593
Fastenal Co.	10,136	486,832
Ferguson Enterprises, Inc.	733	174,179
ITOCHU Corp.	20,800	239,171
Marubeni Corp.	1,000	29,120
Mitsubishi Corp.	10,100	271,681
Mitsui & Co. Ltd.	6,100	169,893
Rexel SA	4,076	178,116
Sumitomo Corp.	18,400	176,777
Sunbelt Rentals Holdings, Inc.	547	39,921
Toyota Tsusho Corp.	3,500	130,578
United Rentals, Inc.	600	679,734
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
WESCO International, Inc.	235	$81,176
WW Grainger, Inc.	115	156,446
		2,843,217
Transportation Infrastructure — 0.0%
Aena SME SA	6,773	206,461
Transurban Group	2,367	23,628
		230,089
Water Utilities — 0.0%
American Water Works Co., Inc.	245	32,237
United Utilities Group PLC	10,313	178,939
		211,176
Wireless Telecommunication Services — 0.2%
KDDI Corp.	20,300	342,439
SoftBank Corp.	23,600	30,206
SoftBank Group Corp.	8,000	300,141
Tele2 AB - B Shares	513	8,924
T-Mobile U.S., Inc.	2,562	429,724
Vodafone Group PLC	163,102	215,507
		1,326,941
Total Common Stocks (Cost $200,783,777)		287,034,284

Corporate Bonds & Notes—39.0%
Aerospace/Defense — 0.6%
Boeing Co.
3.250%, 02/01/35 (b)	2,000,000	1,734,207
5.805%, 05/01/50 (b)	500,000	493,983
RTX Corp.
6.400%, 03/15/54 (b)	1,000,000	1,097,660
		3,325,850
Agriculture — 0.4%
BAT Capital Corp.
4.390%, 08/15/37 (b)	1,303,000	1,191,606
Philip Morris International, Inc.
4.875%, 04/29/36 (b)	1,068,000	1,045,549
		2,237,155
Apparel — 0.3%
Tapestry, Inc.
3.050%, 03/15/32 (b)	600,000	543,419
5.500%, 03/11/35 (b)	1,235,000	1,243,691
		1,787,110
Auto Manufacturers — 1.9%
BMW U.S. Capital LLC
5.200%, 08/11/35 (144A) (b)	335,000	330,696
5.400%, 03/21/35 (144A)	738,000	739,541
Daimler Truck Finance North America LLC
5.625%, 01/13/35 (144A) (b)	1,056,000	1,074,589
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-437

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
2.900%, 02/16/28	1,136,000	$1,097,164
4.000%, 11/13/30	200,000	187,951
General Motors Financial Co., Inc.
2.700%, 06/10/31 (b)	480,000	431,945
5.450%, 09/06/34 (b)	619,000	620,118
5.750%, 02/08/31 (b)	647,000	667,048
5.950%, 04/04/34 (b)	2,000,000	2,069,831
Mercedes-Benz Finance North America LLC
4.500%, 03/10/31 (144A)	300,000	294,540
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A) (b)	1,075,000	1,056,960
Stellantis Financial Services U.S. Corp.
5.400%, 06/15/29 (144A)	715,000	712,472
5.400%, 09/15/30 (144A) (b)	751,000	735,788
5.800%, 06/15/31 (144A) (b)	642,000	634,519
		10,653,162
Banks — 9.3%
Bank of America Corp.
2.972%, SOFR + 1.330%, 02/04/33 (c)	4,836,000	4,365,194
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	1,097,000	1,092,987
Bank of Ireland Group PLC
4.997%, SOFR + 1.160%, 11/12/32 (144A) (c)	361,000	360,755
Barclays PLC
2.667%, 1Y H15 + 1.200%, 03/10/32 (c)	629,000	566,381
5.335%, SOFR + 1.910%, 09/10/35 (b) (c)	887,000	880,760
BNP Paribas SA
6.875%, 5Y H15 + 2.853%, 12/15/33 (144A) (b) (c)	440,000	439,755
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b) (c)	571,000	577,347
5.773%, SOFR + 1.627%, 06/02/37 (144A) (c)	533,000	534,243
CaixaBank SA
4.818%, SOFR + 1.210%, 04/22/32 (144A) (c)	321,000	318,381
Citibank NA
4.846%, SOFR + 0.910%, 06/18/32 (c)	745,000	744,469
Citigroup, Inc.
5.174%, SOFR + 1.488%, 09/11/36 (b) (c)	989,000	983,489
6.625%, 5Y H15 + 3.001%, 02/15/31 (b) (c)	682,000	694,820
6.875%, 5Y H15 + 2.890%, 08/15/30 (b) (c)	496,000	507,962
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (b) (c)	1,258,000	1,233,136
Deutsche Bank AG
5.060%, SOFR + 1.410%, 04/14/32 (b) (c)	326,000	325,197
ING Groep NV
4.803%, SOFR + 1.260%, 03/23/32 (c)	1,131,000	1,123,424
5.066%, SOFR + 1.230%, 03/25/31 (c)	800,000	806,401
5.420%, SOFR + 1.610%, 03/23/37 (b) (c)	1,131,000	1,133,707
Intesa Sanpaolo SpA
6.005%, 1Y H15 + 1.500%, 06/29/37 (144A) (b) (c)	692,000	696,619
6.625%, 06/20/33 (144A) (b)	2,344,000	2,541,222
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (c)	500,000	440,120
5.148%, SOFR + 1.260%, 04/23/37 (c)	851,000	844,870
6.100%, 5Y H15 + 2.080%, 07/01/31 (c)	1,415,000	1,432,914
Security Description	Principal Amount*	Value
Banks—(Continued)
KeyCorp
5.305%, SOFR + 1.367%, 01/28/37 (b) (c)	322,000	$317,282
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	673,000	667,258
5.295%, 5Y H15 + 1.380%, 04/18/36 (b) (c)	2,301,000	2,279,762
5.400%, 5Y H15 + 1.430%, 07/30/35 (b) (c)	650,000	648,836
Macquarie Bank Ltd.
5.819%, 1Y H15 + 1.350%, 06/10/37 (144A) (c)	1,760,000	1,757,078
Mitsubishi UFJ Financial Group, Inc.
4.847%, 1Y H15 + 0.920%, 04/21/32 (b) (c)	431,000	428,962
Morgan Stanley
2.943%, SOFR + 1.290%, 01/21/33 (c)	4,900,000	4,406,036
National Australia Bank Ltd.
5.625%, 1Y H15 + 1.180%, 06/04/37 (144A) (b) (c)	1,361,000	1,359,109
Norinchukin Bank
4.683%, 03/10/31 (144A)	674,000	664,413
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	2,070,000	2,098,837
Santander Holdings USA, Inc.
5.220%, SOFR + 1.276%, 06/05/32 (c)	800,000	798,012
5.701%, SOFR + 1.596%, 06/05/37 (c)	536,000	535,578
Standard Chartered PLC
5.400%, 1Y H15 + 1.200%, 08/12/36 (144A) (b) (c)	805,000	804,069
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (c)	2,159,000	2,130,324
UBS AG
4.632%, SOFR + 1.110%, 02/16/32 (c)	1,552,000	1,539,909
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	3,617,000	3,319,522
6.625%, 5Y USD SOFR ICE Swap + 3.240%, 01/08/31 (144A) (c)	636,000	637,844
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	4,923,000	4,525,446
5.389%, SOFR + 2.020%, 04/24/34 (c)	1,920,000	1,949,272
		53,511,702
Beverages — 0.2%
Bacardi-Martini BV
6.000%, 02/01/35 (144A) (b)	771,000	789,108
Molson Coors Beverage Co.
5.500%, 07/08/36 (b)	551,000	553,809
		1,342,917
Building Materials — 0.2%
Owens Corning
5.950%, 06/15/54 (b)	1,000,000	1,015,964
Chemicals — 0.3%
LYB International Finance III LLC
5.875%, 01/15/36 (b)	702,000	703,902
SNF Group SACA
5.626%, 03/31/31 (144A)	1,133,000	1,145,707
		1,849,609
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-438

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services — 0.0%
Mobility Global, Inc.
5.450%, 06/15/31 (144A)	218,000	$220,356
Computers — 0.8%
Dell International LLC/EMC Corp.
5.000%, 02/15/34	700,000	690,947
5.100%, 02/15/36 (b)	1,156,000	1,139,440
5.250%, 02/15/37	2,293,000	2,257,314
5.300%, 04/01/32 (b)	403,000	409,865
Kyndryl Holdings, Inc.
3.150%, 10/15/31 (b)	239,000	199,104
		4,696,670
Cosmetics/Personal Care — 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600%, 01/15/31 (144A) (b)	1,374,000	1,336,534
6.625%, 07/15/30 (144A) (b)	664,000	664,069
		2,000,603
Diversified Financial Services — 2.2%
Aircastle Ltd./Aircastle Ireland DAC
5.000%, 05/15/31 (144A) (b)	639,000	633,153
Ally Financial, Inc.
5.548%, SOFR + 1.780%, 07/31/33 (b) (c)	813,000	806,285
Ameriprise Financial, Inc.
5.350%, 06/15/36	849,000	845,856
Atlas Warehouse Lending Co. LP
4.625%, 11/15/28 (144A)	250,000	246,636
Aviation Capital Group LLC
4.875%, 01/28/33 (144A)	656,000	638,164
Avolon Holdings Funding Ltd.
4.950%, 10/15/32 (144A)	1,978,000	1,930,226
5.150%, 01/15/30 (144A)	1,078,000	1,081,510
5.375%, 05/30/30 (144A)	286,000	288,841
Capital One Financial Corp.
5.197%, SOFR + 1.630%, 09/11/36 (c)	495,000	481,856
6.183%, SOFR + 2.036%, 01/30/36 (c)	333,000	340,611
6.700%, 11/29/32 (b)	1,425,000	1,547,875
Charles Schwab Corp.
6.100%, 5Y H15 + 2.250%, 06/01/31 (b) (c)	1,045,000	1,045,230
Gabx Leasing LLC
5.300%, 04/15/36 (144A) (b)	496,000	492,279
Jefferies Financial Group, Inc.
5.125%, 04/28/31 (b)	490,000	483,691
5.500%, 02/15/36 (b)	446,000	430,385
Synchrony Financial
6.000%, SOFR + 2.070%, 07/29/36 (b) (c)	269,000	270,254
7.250%, 5Y H15 + 3.078%, 08/15/31 (c)	809,000	804,166
		12,367,018
Electric — 2.7%
Baltimore Gas & Electric Co.
5.400%, 06/01/53 (b)	2,000,000	1,897,649
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	375,439
Security Description	Principal Amount*	Value
Electric—(Continued)
Commonwealth Edison Co.
5.950%, 06/01/55	313,000	$318,805
Dominion Energy, Inc.
5.350%, 06/15/36 (b)	443,000	443,514
ENEL Finance International NV
5.000%, 09/30/35 (144A) (b)	763,000	741,102
Entergy Arkansas LLC
5.450%, 06/01/34 (b)	978,000	1,005,761
Florida Power & Light Co.
5.300%, 06/15/34	2,000,000	2,040,634
NextEra Energy Capital Holdings, Inc.
6.000%, 5Y H15 + 1.840%, 10/01/56 (c)	750,000	749,628
6.200%, 5Y H15 + 1.765%, 10/01/56 (b) (c)	375,000	374,637
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,349,895
2.822%, 07/15/48 (b)	2,151,000	1,589,922
Southern Power Co.
4.900%, 10/01/35 (b)	585,000	567,555
Virginia Electric & Power Co.
4.900%, 09/15/35 (b)	1,664,000	1,628,788
5.150%, 03/15/35	1,843,000	1,843,244
Vistra Operations Co. LLC
5.000%, 04/30/31 (144A) (b)	735,000	729,443
		15,656,016
Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC
5.250%, 04/30/32 (144A)	320,000	325,507
Entertainment — 0.2%
Flutter Treasury DAC
5.875%, 06/04/31 (144A) (b)	1,268,000	1,263,651
Food — 0.4%
Flowers Foods, Inc.
2.400%, 03/15/31 (b)	630,000	546,616
5.750%, 03/15/35 (b)	987,000	960,196
Mars, Inc.
5.200%, 03/01/35 (144A)	1,000,000	1,003,976
		2,510,788
Healthcare-Products — 0.1%
VSP Optical Group, Inc.
5.650%, 06/01/36 (144A) (b)	692,000	695,267
Healthcare-Services — 0.9%
HCA, Inc.
2.375%, 07/15/31 (b)	1,000,000	887,526
4.625%, 03/15/52 (b)	1,220,000	993,261
UnitedHealth Group, Inc.
3.700%, 08/15/49	2,500,000	1,845,023
5.150%, 07/15/34 (b)	1,215,000	1,226,067
		4,951,877
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-439

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance — 3.7%
Allianz SE
6.500%, 5Y H15 + 2.233%, 10/30/34 (144A) (c)	400,000	$401,814
American International Group, Inc.
5.450%, 05/07/35 (b)	533,000	543,586
Arch Capital Group Ltd.
5.250%, 06/15/36	343,000	342,363
5.950%, 06/15/56	198,000	199,803
Assurant, Inc.
5.550%, 02/15/36 (b)	229,000	227,826
Athene Global Funding
5.322%, 11/13/31 (144A) (b)	298,000	297,300
Beacon Funding Trust
6.266%, 08/15/54 (144A) (b)	1,093,000	1,114,271
Belrose Funding Trust II
6.792%, 05/15/55 (144A) (b)	694,000	710,595
Chubb INA Holdings LLC
4.900%, 08/15/35 (b)	1,118,000	1,102,440
CNA Financial Corp.
5.200%, 08/15/35 (b)	1,113,000	1,093,674
Fortitude Global Funding
5.500%, 06/12/31 (144A) (b)	919,000	923,567
Grand River Funding Trust II
7.280%, 02/15/56 (144A)	657,000	682,254
Hartford Insurance Group, Inc.
2.900%, 09/15/51	3,318,000	2,097,842
Jackson Financial, Inc.
6.150%, 01/15/37	1,175,000	1,172,056
Lincoln Financial Global Funding
4.950%, 05/21/31 (144A)	286,000	284,755
5.300%, 01/13/30 (144A)	637,000	643,691
Lincoln National Corp.
5.350%, 11/15/35 (b)	659,000	644,021
6.800%, 5Y H15 + 2.400%, 07/15/56 (b) (c)	669,000	668,211
Manulife Financial Corp.
4.986%, 12/11/35 (b)	588,000	578,833
Northwestern Mutual Life Insurance Co.
6.170%, 05/29/55 (144A) (b)	404,000	415,655
Omnis Funding Trust
6.722%, 05/15/55 (144A) (b)	1,375,000	1,431,683
Pacific Life Global Funding II
4.875%, 07/17/32 (144A)	500,000	498,335
Pricoa Global Funding I
4.750%, 08/26/32 (144A)	1,119,000	1,103,291
Protective Life Corp.
4.700%, 01/15/31 (144A)	408,000	402,195
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (c)	1,827,000	1,790,870
6.250%, 5Y H15 + 1.779%, 06/15/56 (c)	503,000	504,112
Unum Group
4.500%, 12/15/49	795,000	634,791
6.000%, 06/15/54 (b)	1,010,000	991,774
		21,501,608
Internet — 1.3%
Alphabet, Inc.
4.400%, 02/15/33 (b)	574,000	561,662
Security Description	Principal Amount*	Value
Internet—(Continued)
Alphabet, Inc.
4.800%, 02/15/36	574,000	$564,269
Amazon.com, Inc.
4.650%, 11/20/35	1,469,000	1,428,556
5.450%, 11/20/55 (b)	2,266,000	2,142,493
Beignet Investor LLC
6.581%, 05/30/49 (144A)	1,146,000	1,169,095
Meta Platforms, Inc.
5.250%, 05/15/36	885,000	878,753
5.625%, 11/15/55 (b)	585,000	530,102
6.300%, 05/15/56	408,000	406,131
		7,681,061
Investment Companies — 0.3%
EQT AB
5.850%, 05/08/35 (144A) (b)	538,000	540,374
HA Sustainable Infrastructure Capital, Inc.
5.950%, 07/15/33 (144A)	1,086,000	1,090,622
		1,630,996
Leisure Time — 0.4%
Carnival Corp. Ltd.
4.000%, 08/01/28 (144A) (b)	669,000	656,630
5.125%, 05/01/29 (144A) (b)	691,000	689,931
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36 (b)	1,168,000	1,159,383
		2,505,944
Machinery-Construction & Mining — 0.1%
Vertiv Holdings Co.
4.850%, 03/15/36 (b)	511,000	496,297
Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.
5.450%, 06/15/34	1,000,000	1,018,404
Regal Rexnord Corp.
6.400%, 04/15/33 (b)	500,000	530,686
		1,549,090
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	5,173,000	3,209,664
Comcast Corp.
2.887%, 11/01/51	5,000,000	2,833,713
		6,043,377
Mining — 0.2%
Anglo American Capital PLC
4.625%, 03/19/31 (144A)	575,000	566,549
5.250%, 03/19/36 (144A) (b)	555,000	549,222
		1,115,771
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-440

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas — 1.6%
BP Capital Markets PLC
6.125%, 5Y H15 + 1.924%, 03/18/35 (b) (c)	1,059,000	$1,077,852
Devon Energy Corp.
5.400%, 02/15/35 (144A)	825,000	828,232
Eni SpA
5.250%, 05/18/36 (144A)	364,000	357,967
5.750%, 05/19/35 (144A)	432,000	444,133
6.000%, 05/18/56 (144A)	356,000	351,388
Harbour Energy PLC
6.327%, 04/01/35 (144A) (b)	1,098,000	1,119,291
HF Sinclair Corp.
6.250%, 01/15/35	606,000	629,226
Ovintiv, Inc.
6.500%, 08/15/34 (b)	638,000	681,516
6.500%, 02/01/38	736,000	775,104
Permian Resources Operating LLC
6.250%, 02/01/33 (144A) (b)	380,000	388,066
Phillips 66 Co.
5.875%, 5Y H15 + 2.283%, 03/15/56 (c)	667,000	661,978
6.200%, 5Y H15 + 2.166%, 03/15/56 (b) (c)	500,000	502,186
Repsol E&P Capital Markets U.S. LLC
5.204%, 09/16/30 (144A) (b)	563,000	566,014
5.976%, 09/16/35 (144A)	558,000	569,063
		8,952,016
Pharmaceuticals — 1.9%
CVS Health Corp.
5.625%, 02/21/53 (b)	2,432,000	2,296,727
Eli Lilly & Co.
4.600%, 08/14/34	1,500,000	1,483,037
4.850%, 05/20/36 (b)	1,145,000	1,133,651
Merck & Co., Inc.
5.200%, 05/22/36 (b)	1,316,000	1,332,322
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (b)	672,000	665,543
5.300%, 05/19/53 (b)	2,000,000	1,884,152
Viatris, Inc.
3.850%, 06/22/40 (b)	1,610,000	1,265,935
4.000%, 06/22/50	1,205,000	827,183
		10,888,550
Pipelines — 1.1%
Cheniere Energy Partners LP
5.350%, 11/30/36 (144A) (b)	1,146,000	1,140,134
6.050%, 11/30/56 (144A) (b)	266,000	268,693
Cheniere Energy, Inc.
5.650%, 04/15/34 (b)	1,045,000	1,072,443
Enbridge, Inc.
7.375%, 5Y H15 + 3.122%, 03/15/55 (b) (c)	500,000	525,874
Energy Transfer LP
5.350%, 01/15/36 (b)	684,000	681,124
5.950%, 05/15/54 (b)	513,000	491,015
MPLX LP
5.400%, 09/15/35	1,008,000	1,005,216
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36 (b)	509,000	510,441
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Williams Cos., Inc.
5.150%, 03/15/36 (b)	596,000	$585,786
		6,280,726
Real Estate Investment Trusts — 1.8%
American Tower Corp.
5.400%, 01/31/35 (b)	569,000	575,758
Broadstone Net Lease LLC
5.000%, 11/01/32	674,000	664,480
Cousins Properties LP
5.250%, 07/15/30	594,000	600,301
FIBRA Prologis
5.625%, 01/14/38 (144A) (b)	592,000	571,339
Highwoods Realty LP
5.350%, 01/15/33 (b)	159,000	158,121
7.650%, 02/01/34 (b)	317,000	353,678
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	413,423
5.700%, 07/01/34	500,000	510,800
Kilroy Realty LP
2.500%, 11/15/32 (b)	500,000	414,755
Kimco Realty OP LLC
4.850%, 03/01/35	781,000	764,905
Omega Healthcare Investors, Inc.
3.250%, 04/15/33	339,000	301,210
3.375%, 02/01/31 (b)	1,186,000	1,101,097
Piedmont Operating Partnership LP
3.150%, 08/15/30	750,000	688,088
Prologis Targeted U.S. Logistics Fund LP
4.750%, 01/15/36 (144A) (b)	1,147,000	1,099,865
Regency Centers LP
5.100%, 01/15/35	1,511,000	1,510,928
Trust Fibra Uno
7.700%, 01/23/32 (144A)	518,000	551,282
		10,280,030
Retail — 0.1%
Tractor Supply Co.
1.750%, 11/01/30 (b)	632,000	556,707
Semiconductors — 0.4%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	935,000	794,246
Intel Corp.
3.250%, 11/15/49	1,000,000	651,096
5.300%, 05/15/36	705,000	701,473
		2,146,815
Software — 1.3%
Fidelity National Information Services, Inc.
4.550%, 03/10/29	688,000	682,664
4.800%, 03/10/31	657,000	649,817
Oracle Corp.
3.600%, 04/01/40	1,328,000	968,335
3.600%, 04/01/50	1,000,000	608,112
3.650%, 03/25/41 (b)	611,000	438,762
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-441

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value
Software—(Continued)
Oracle Corp.
4.000%, 07/15/46	735,000	$495,760
4.700%, 09/27/34 (b)	839,000	768,717
4.800%, 09/26/32 (b)	759,000	722,197
5.350%, 05/04/33	502,000	487,629
Roper Technologies, Inc.
5.100%, 09/15/35 (b)	670,000	650,908
Synopsys, Inc.
5.000%, 04/01/32	280,000	280,491
5.150%, 04/01/35 (b)	735,000	730,800
		7,484,192
Telecommunications — 2.5%
AT&T, Inc.
3.500%, 06/01/41 (b)	2,658,000	2,045,057
3.550%, 09/15/55	1,000,000	643,944
4.850%, 03/01/39	1,000,000	928,658
6.200%, 10/30/56	743,000	734,446
Beacon Point DC LLC
6.129%, 11/30/42 (144A)	593,000	598,093
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700%, 04/15/36 (144A) (b)	1,965,000	1,868,310
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	446,000	444,548
Space Exploration Technologies Corp.
5.650%, 07/15/33 (144A)	1,469,000	1,460,248
5.875%, 07/15/36 (144A)	2,303,000	2,272,979
TELUS Corp.
6.625%, 5Y H15 + 2.515%, 06/09/56 (b) (c)	567,000	565,577
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	2,187,000	1,519,049
6.050%, 5Y H15 + 1.813%, 05/14/58 (c)	512,000	516,729
6.200%, 5Y H15 + 2.042%, 05/14/56 (c)	569,000	575,249
		14,172,887
Total Corporate Bonds & Notes (Cost $227,824,719)		223,697,289

Investment Companies—0.3%
Exchange-Traded Funds — 0.3%
Global X Copper Miners ETF (b)	19,475	1,498,991
Total Investment Companies (Cost $1,751,581)		1,498,991

Preferred Stocks—0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE	368	11,338
Volkswagen AG	215	17,225
		28,563
Household Products — 0.0%
Henkel AG & Co. KGaA	289	24,287
Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services — 0.0%
Sartorius AG	35	$9,184
Total Preferred Stocks (Cost $73,037)		62,034

Rights—0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 07/16/26 (a)	2,086	4,378
Health Care Equipment & Supplies — 0.0%
Hologic, Inc. (a) (d) (e)	292	3
Total Rights (Cost $4,436)		4,381

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—6.8%
Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $15,425,905; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.500%, maturity dates ranging from 01/15/28 - 01/31/28, and an aggregate market value of $15,733,692	15,424,835	15,424,835
U.S. Treasury—4.1%
U.S. Treasury Bills
3.623%, 11/05/26 (f)	24,000,000	23,682,077
Total Short-Term Investments (Cost $39,118,130)		39,106,912

Securities Lending Reinvestments (g)—6.9%
Short-Term Investment Funds—2.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (h)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (h)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (h)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (h)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (h)	2,000,000	2,000,000
		12,000,000
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-442

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—4.8%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $2,200,229; collateralized by various Common Stock with an aggregate market value of $2,452,088	2,200,000	$2,200,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $5,000,503; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $4,085,853; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $5,344,086; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $5,450,432	5,343,538	5,343,538
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,215	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $557,631	500,000	$500,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
		27,543,538
Total Securities Lending Reinvestments (Cost $39,543,538)		39,543,538
Total Investments—103.1% (Cost $509,099,218)		590,947,429
Other assets and liabilities (net)—(3.1)%		(17,773,069)
Net Assets—100.0%		$573,174,360

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $84,624,502 and the collateral received consisted of cash in the amount of $39,543,538 and non-cash collateral with a value of $49,090,632. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$64,913,847, which is 11.3% of net assets.

§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-443

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$166,593,065	$0	$224,136,550
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(5,173,105)	$—	$—	$—	$(5,173,105)
Corporate Bonds & Notes	(33,634,183)	—	—	—	(33,634,183)
Investment Companies	(736,250)	—	—	—	(736,250)
Total Borrowings	$(39,543,538)	$—	$—	$—	$(39,543,538)
Gross amount of recognized liabilities for securities lending transactions					$(39,543,538)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,598,000	MSIP	07/27/26	USD	1,802,837	$(4,908)
CAD	829,000	UBSA	07/27/26	USD	585,433	(279)
CHF	13,902,000	JPMC	07/27/26	USD	17,261,243	(8,750)
CHF	1,035,000	JPMC	07/27/26	USD	1,285,095	(651)
CNH	79,060,000	JPMC	07/27/26	USD	11,640,004	21,101
CNH	79,060,000	MSIP	07/27/26	USD	11,675,525	(14,421)
DKK	4,585,000	GSI	07/27/26	USD	702,087	(276)
EUR	7,217,000	JPMC	07/27/26	USD	8,197,671	56,833
EUR	1,477,103	MSIP	07/27/26	USD	1,687,983	1,466
GBP	1,343,161	JPMC	07/27/26	USD	1,776,552	5,052
HKD	2,275,000	MSIP	07/27/26	USD	290,476	(141)
JPY	287,633,344	MSIP	07/27/26	USD	1,786,160	(13,668)
NOK	2,079,000	GSI	07/27/26	USD	213,156	(3,196)
SEK	11,404,000	GSI	07/27/26	USD	1,184,452	(6,751)

Contracts to Deliver
EUR	7,217,000	MSIP	07/27/26	USD	8,247,342	(7,161)
HKD	91,282,000	JPMC	07/27/26	USD	11,653,032	3,633
HKD	91,282,000	UBSA	07/27/26	USD	11,655,062	5,663
JPY	93,464,000	MSIP	07/27/26	USD	580,539	4,583
JPY	2,364,723,000	MSIP	07/27/26	USD	14,684,751	112,541
SGD	811,000	JPMC	07/27/26	USD	627,734	(215)

Cross Currency Contracts to Buy
JPY	2,366,512,667	UBSA	07/27/26	CHF	11,821,321	(87,117)
Net Unrealized Appreciation						$63,338
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-444

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Bloomberg U.S. Corporate Investment Grade Index Futures	09/15/26	37	USD	3,996,555	$27,376
Euro STOXX 50 Index Futures	09/18/26	13	EUR	826,280	40,755
Euro STOXX Banks Futures	09/18/26	260	EUR	3,826,550	148,732
FTSE 100 Index Futures	09/18/26	44	GBP	4,638,260	58,733
MSCI World Index Futures	09/18/26	603	USD	94,743,360	2,040,208
Nikkei 225 Index Futures	09/10/26	12	JPY	842,280,000	361,446
SPI 200 Index Futures	09/17/26	19	AUD	4,168,600	(47,716)
U.S. Treasury Long Bond Futures	09/21/26	87	USD	9,874,500	106,402
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	55	USD	6,185,781	23,481
U.S. Treasury Ultra Long Bond Futures	09/21/26	64	USD	7,434,000	162,127

Futures Contracts—Short
MSCI Emerging Markets Index Futures	09/18/26	(1)	USD	(87,865)	(4,075)
S&P 500 Index E-Mini Futures	09/18/26	(98)	USD	(36,986,425)	(728,194)
TOPIX Index Futures	09/10/26	(3)	JPY	(120,090,000)	(4,070)
U.S. Treasury Note 2 Year Futures	09/30/26	(63)	USD	(12,986,367)	12,332
U.S. Treasury Note 5 Year Futures	09/30/26	(155)	USD	(16,592,266)	13,778
U.S. Treasury Note 10 Year Futures	09/21/26	(519)	USD	(57,033,234)	(240,658)
Net Unrealized Appreciation					$1,970,657
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	3.800%	Quarterly	07/24/36	USD	171,700,000	$(2,046,959)	$—	$(2,046,959)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on futures contracts (a) (b)	$27,376
Equity	Unrealized appreciation on futures contracts (a) (b)	2,649,874	Unrealized depreciation on futures contracts (a) (b)	$784,055
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	210,872	Unrealized depreciation on forward foreign currency exchange contracts	147,534
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (b) (c)	2,046,959
	Unrealized appreciation on futures contracts (a) (b)	318,120	Unrealized depreciation on futures contracts (a) (b)	240,658
Total		$3,206,242		$3,219,206

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-445

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
JPMorgan Chase Bank NA	$86,619	$(9,616)	$—	$77,003
Morgan Stanley & Co. International PLC	118,590	(40,299)	—	78,291
UBS AG	5,663	(5,663)	—	—
	$210,872	$(55,578)	$—	$155,294
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$10,223	$—	$—	$10,223
JPMorgan Chase Bank NA	9,616	(9,616)	—	—
Morgan Stanley & Co. International PLC	40,299	(40,299)	—	—
UBS AG	87,396	(5,663)	—	81,733
	$147,534	$(55,578)	$—	$91,956

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$259,366	$259,366
Futures contracts	1,357,632	(316,752)	2,170,321	—	3,211,201
Swap contracts	(3,705,117)	—	—	—	(3,705,117)
	$(2,347,485)	$(316,752)	$2,170,321	$259,366	$(234,550)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(143,618)	$(143,618)
Futures contracts	(168,124)	27,317	1,162,551	—	1,021,744
Swap contracts	1,452,197	—	—	—	1,452,197
	$1,284,073	$27,317	$1,162,551	$(143,618)	$2,330,323
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$95,826,846
Futures contracts long	150,159,337
Futures contracts short	(125,536,869)
Swap contracts	174,916,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-446

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,504,755	$1,695,671	$—	$8,200,426
Air Freight & Logistics	408,784	91,571	—	500,355
Automobile Components	245,727	488,395	—	734,122
Automobiles	3,132,820	617,639	—	3,750,459
Banks	10,900,160	8,989,672	—	19,889,832
Beverages	3,657,119	172,661	—	3,829,780
Biotechnology	3,122,112	29,787	—	3,151,899
Broadline Retail	8,885,586	315,874	—	9,201,460
Building Products	968,590	165,732	—	1,134,322
Capital Markets	7,573,712	1,184,586	—	8,758,298
Chemicals	2,614,007	614,723	—	3,228,730
Commercial Services & Supplies	864,282	75,121	—	939,403
Communications Equipment	4,109,129	345,803	—	4,454,932
Construction & Engineering	1,577,767	1,017,404	—	2,595,171
Construction Materials	787,301	217,927	—	1,005,228
Consumer Finance	1,725,786	—	—	1,725,786
Consumer Staples Distribution & Retail	3,542,525	403,036	—	3,945,561
Containers & Packaging	110,849	—	—	110,849
Distributors	—	7,598	—	7,598
Diversified REITs	—	170,937	—	170,937
Diversified Telecommunication Services	1,200,596	1,276,924	—	2,477,520
Electric Utilities	2,883,498	1,272,412	—	4,155,910
Electrical Equipment	5,303,425	2,841,351	—	8,144,776
Electronic Equipment, Instruments & Components	3,487,473	632,049	—	4,119,522
Energy Equipment & Services	1,063,982	—	—	1,063,982
Entertainment	2,676,299	141,390	—	2,817,689
Financial Services	5,862,795	263,952	—	6,126,747
Food Products	303,303	1,040,871	—	1,344,174
Gas Utilities	128,686	350,097	—	478,783
Ground Transportation	2,599,788	55,047	—	2,654,835
Health Care Equipment & Supplies	2,511,436	360,082	—	2,871,518
Health Care Providers & Services	4,695,783	15,790	—	4,711,573
Health Care REITs	1,726,344	—	—	1,726,344
Health Care Technology	39,576	—	—	39,576
Hotels, Restaurants & Leisure	3,086,585	395,660	—	3,482,245
Household Durables	520,864	314,032	—	834,896
Household Products	2,179,481	70,531	—	2,250,012
Independent Power and Renewable Electricity Producers	165,292	38,355	—	203,647
Industrial Conglomerates	222,116	1,265,840	—	1,487,956
Industrial REITs	392,186	36,636	—	428,822
Insurance	4,034,667	3,016,436	—	7,051,103
Interactive Media & Services	19,780,557	13,910	—	19,794,467
IT Services	2,735,894	140,952	—	2,876,846
Leisure Products	—	20,028	—	20,028
Life Sciences Tools & Services	2,378,033	41,013	—	2,419,046
Machinery	4,889,180	2,026,421	—	6,915,601
Marine Transportation	—	30,119	—	30,119
Media	36,248	26,785	—	63,033
Metals & Mining	2,420,001	1,668,457	—	4,088,458
Multi-Utilities	728,220	543,771	—	1,271,991
Oil, Gas & Consumable Fuels	6,127,949	2,418,156	—	8,546,105
Paper & Forest Products	—	25,174	—	25,174
Passenger Airlines	229,666	91,524	—	321,190
Personal Care Products	35,569	550,236	—	585,805
Pharmaceuticals	8,113,969	4,102,965	—	12,216,934
Professional Services	188,571	363,137	—	551,708
Real Estate Management & Development	193,422	179,543	—	372,965
Retail REITs	381,664	—	—	381,664
Semiconductors & Semiconductor Equipment	43,597,360	3,784,752	—	47,382,112
Software	15,726,283	492,563	—	16,218,846
Specialized REITs	772,769	—	—	772,769
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-447

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$3,429,470	$206,624	$—	$3,636,094
Technology Hardware, Storage & Peripherals	16,266,542	51,988	—	16,318,530
Textiles, Apparel & Luxury Goods	718,615	703,626	—	1,422,241
Tobacco	243,997	140,360	—	384,357
Trading Companies & Distributors	1,565,974	1,277,243	—	2,843,217
Transportation Infrastructure	—	230,089	—	230,089
Water Utilities	32,237	178,939	—	211,176
Wireless Telecommunication Services	429,724	897,217	—	1,326,941
Total Common Stocks	236,837,100	50,197,184	—	287,034,284
Total Corporate Bonds & Notes*	—	223,697,289	—	223,697,289
Total Investment Companies*	1,498,991	—	—	1,498,991
Total Preferred Stocks*	—	62,034	—	62,034
Rights
Construction & Engineering	4,378	—	—	4,378
Health Care Equipment & Supplies	—	—	3	3
Total Rights	4,378	—	3	4,381
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	39,106,912	—	39,106,912
Securities Lending Reinvestments
Short-Term Investment Funds	12,000,000	—	—	12,000,000
Repurchase Agreements	—	27,543,538	—	27,543,538
Total Securities Lending Reinvestments	12,000,000	27,543,538	—	39,543,538
Total Investments	$250,340,469	$340,606,957	$3	$590,947,429
Collateral for Securities Loaned (Liability)	$—	$(39,543,538)	$—	$(39,543,538)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$210,872	$—	$210,872
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(147,534)	—	(147,534)
Total Forward Contracts	$—	$63,338	$—	$63,338
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,995,370	$—	$—	$2,995,370
Futures Contracts (Unrealized Depreciation)	(1,024,713)	—	—	(1,024,713)
Total Futures Contracts	$1,970,657	$—	$—	$1,970,657
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,046,959)	$—	$(2,046,959)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-448

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$590,947,429
Cash	377,382
Cash denominated in foreign currencies (c)	517,895
Cash collateral (d)	18,695,860
Unrealized appreciation on forward foreign currency exchange contracts	210,872
Receivable for:
Investments sold	12,653
Fund shares sold	42,851
Dividends and interest	3,115,339
Variation margin on futures contracts	702,086
Total Assets	614,622,367
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	147,534
Collateral for securities loaned	39,543,538
Payable for:
Investments purchased	4,447
Fund shares redeemed	131,570
Variation margin on centrally cleared swap contracts	581,711
Accrued Expenses:
Management fees	299,696
Distribution and service fees	117,707
Deferred trustees’ fees	326,313
Other expenses	295,491
Total Liabilities	41,448,007
Net Assets	$573,174,360
Net Assets Consist of:
Paid in surplus	$464,478,556
Distributable earnings (Accumulated losses)	108,695,804
Net Assets	$573,174,360
Net Assets
Class B	$573,174,360
Capital Shares Outstanding*
Class B	44,993,928
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$12.74

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $509,099,218.
(b)	Includes securities loaned at value of $84,624,502.
(c)	Identified cost of cash denominated in foreign currencies was $516,436.
(d)	Includes collateral of $11,293,531 for futures contracts and $7,402,329 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,326,250
Interest	6,763,272
Securities lending income, net	48,364
Total investment income	9,137,886
Expenses
Management fees	1,861,566
Administration fees	32,873
Custodian and accounting fees	75,792
Distribution and service fees—Class B	713,615
Audit and tax services	52,527
Legal	24,618
Trustees’ fees and expenses	39,805
Shareholder reporting	14,814
Insurance	2,280
Miscellaneous	25,151
Total expenses	2,843,041
Less management fee waiver	(42,817)
Net expenses	2,800,224
Net Investment Income	6,337,662
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	26,101,122
Futures contracts	3,211,201
Swap contracts	(3,705,117)
Foreign currency transactions	(28,315)
Forward foreign currency transactions	259,366
Net realized gain (loss)	25,838,257
Net change in unrealized appreciation (depreciation) on:
Investments	(3,548,515)
Futures contracts	1,021,744
Swap contracts	1,452,197
Foreign currency transactions	(26,228)
Forward foreign currency transactions	(143,618)
Net change in unrealized appreciation (depreciation)	(1,244,420)
Net realized and unrealized gain (loss)	24,593,837
Net Increase (Decrease) in Net Assets From Operations	$30,931,499

(a)	Net of foreign withholding taxes of $115,985.
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-449

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,337,662	$12,117,983
Net realized gain (loss)	25,838,257	9,395,047
Net change in unrealized appreciation (depreciation)	(1,244,420)	34,835,261
Increase (decrease) in net assets from operations	30,931,499	56,348,291
From Distributions to Shareholders
Class B	(23,752,941)	(39,430,634)
Total distributions	(23,752,941)	(39,430,634)
Increase (decrease) in net assets from capital share transactions	(20,810,245)	(46,168,028)
Total increase (decrease) in net assets	(13,631,687)	(29,250,371)
Net Assets
Beginning of period	586,806,047	616,056,418
End of period	$573,174,360	$586,806,047

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	173,982	$2,252,022	794,278	$9,826,059
Reinvestments	1,871,784	23,752,941	3,428,751	39,430,634
Redemptions	(3,646,177)	(46,815,208)	(7,803,368)	(95,424,721)
Net increase (decrease)	(1,600,411)	$(20,810,245)	(3,580,339)	$(46,168,028)
Increase (decrease) derived from capital shares transactions		$(20,810,245)		$(46,168,028)
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-450

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.59	$12.28	$11.39	$10.09	$13.78	$12.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.25	0.24	0.23	0.18	0.13
Net realized and unrealized gain (loss)	0.56	0.88	0.86	1.27	(2.95)	1.28
Total income (loss) from investment operations	0.70	1.13	1.10	1.50	(2.77)	1.41
Less Distributions
Distributions from net investment income	(0.31)	(0.18)	(0.21)	(0.20)	(0.16)	(0.04)
Distributions from net realized capital gains	(0.24)	(0.64)	0.00	0.00	(0.76)	(0.02)
Total distributions	(0.55)	(0.82)	(0.21)	(0.20)	(0.92)	(0.06)
Net Asset Value, End of Period	$12.74	$12.59	$12.28	$11.39	$10.09	$13.78
Total Return (%) (b)	5.56 (c)	9.85	9.70	15.02	(20.17)	11.42
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	0.97	0.96	0.96	0.94	0.93
Net ratio of expenses to average net assets (%) (e)	0.98 (d)	0.96	0.94	0.96	0.94	0.92
Ratio of net investment income (loss) to average net assets (%)	2.22 (d)	2.02	2.03	2.22	1.64	1.03
Portfolio turnover rate (%)	32 (c)	42	52	52	45	35
Net assets, end of period (in millions)	$573.2	$586.8	$616.1	$1,055.4	$1,058.7	$1,515.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to financial statements.
See accompanying notes to financial statements.
BHFTI-451

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—95.0% of Net Assets

Security Description	Shares	Value

Australia — 0.4%
Anglogold Ashanti PLC	52,957	$4,281,866
Brazil — 2.6%
Ambev SA (ADR) (a)	380,400	1,194,456
B3 SA - Brasil Bolsa Balcao	849,200	2,390,190
Banco Bradesco SA	178,100	544,067
Banco Bradesco SA (ADR)	117,600	408,072
Cia De Saneamento do Parana Sanepar	138,100	991,416
Energisa SA	162,190	1,508,072
Itau Unibanco Holding SA	60,842	521,759
Itau Unibanco Holding SA (ADR)	329,946	2,695,659
JHSF Participacoes SA	127,900	280,709
Lojas Renner SA	199,000	568,979
Movida Participacoes SA	110,300	200,631
NU Holdings Ltd. - Class A (b)	160,900	2,149,624
Petroleo Brasileiro SA - Petrobras	329,100	2,663,502
Rede D'Or Sao Luiz SA	310,400	2,087,051
Telefonica Brasil SA	341,200	2,243,911
TIM SA	514,400	2,179,247
Vale SA	347,900	5,248,523
Vale SA (ADR)	73,100	1,099,424
Vibra Energia SA	220,861	1,278,797
XP, Inc. - Class A	33,200	539,832
		30,793,921
Chile — 0.3%
Enel Chile SA	6,509,336	571,883
Engie Energia Chile SA	334,402	652,870
Falabella SA	36,787	229,668
Inversiones La Construccion SA	7,986	192,728
Latam Airlines Group SA	69,340,979	2,020,141
		3,667,290
China — 17.9%
3SBio, Inc.	640,500	1,386,929
AAC Technologies Holdings, Inc.	353,500	1,950,052
Agricultural Bank of China Ltd. - Class H	354,000	241,498
Alibaba Group Holding Ltd.	1,515,800	18,109,142
Alphamab Oncology (b)	131,000	116,662
Aluminum Corp. of China Ltd. - Class H (a)	374,000	357,075
ANTA Sports Products Ltd.	196,400	1,784,078
Ascletis Pharma, Inc. (b)	77,000	104,021
Baidu, Inc. - Class A (b)	169,650	2,415,811
Bank of Changsha Co. Ltd. - Class A	479,900	616,186
Bank of China Ltd. - Class H	3,639,000	2,319,797
Bank of Guiyang Co. Ltd. - Class A	1,272,500	961,873
Bank of Jiangsu Co. Ltd. - Class A	435,500	691,793
Bank of Ningbo Co. Ltd. - Class A	85,400	373,664
Beauty Farm Medical & Health Industry, Inc.	131,500	283,794
Beijing Jingneng Clean Energy Co. Ltd. - Class H	1,282,000	294,961
Beijing Jingneng Power Co. Ltd. - Class A	1,103,900	1,049,298
Bilibili, Inc. - Class Z (b)	21,920	372,427
BOC Aviation Ltd.	183,300	1,907,832
Bohai Leasing Co. Ltd. - Class A (b)	732,100	441,401
Bros Eastern Co. Ltd. - Class A	439,000	438,756
BYD Co. Ltd. - Class H (a)	196,600	1,820,733
Security Description	Shares	Value
China — (Continued)
Central China Land Media Co. Ltd. - Class A	105,100	$177,432
CGN New Energy Holdings Co. Ltd.	2,684,000	737,036
Chervon Holdings Ltd. (a)	61,100	129,970
China Conch Venture Holdings Ltd.	435,500	605,250
China Construction Bank Corp. - Class H	7,034,000	7,247,494
China East Education Holdings Ltd.	256,000	120,020
China Feihe Ltd.	1,017,000	363,653
China Foods Ltd.	1,098,000	433,513
China Hongqiao Group Ltd.	704,000	1,806,685
China International Marine Containers Group Co. Ltd. - Class H (a) (b)	303,100	288,399
China Life Insurance Co. Ltd. - Class H	551,000	1,884,929
China Merchants Bank Co. Ltd. - Class A	131,900	689,999
China Merchants Bank Co. Ltd. - Class H	482,000	2,766,805
China Merchants Port Group Co. Ltd. - Class A (b)	63,400	181,862
China National Building Material Co. Ltd. - Class H	804,000	551,726
China Nonferrous Mining Corp. Ltd.	633,000	905,797
China Pacific Insurance Group Co. Ltd. - Class A	61,000	256,311
China Pacific Insurance Group Co. Ltd. - Class H	657,400	2,259,960
China Reinsurance Group Corp. - Class H	4,364,000	619,283
China Resources Land Ltd.	701,000	2,691,591
China Tower Corp. Ltd. - Class H	273,600	307,931
China Water Affairs Group Ltd. (a)	230,000	128,248
CITIC Ltd.	107,000	145,486
Citic Pacific Special Steel Group Co. Ltd. - Class A	273,400	509,685
CITIC Securities Co. Ltd. - Class H	198,500	693,164
CMOC Group Ltd. - Class A	302,600	788,208
CMOC Group Ltd. - Class H	1,062,000	2,073,575
Contemporary Amperex Technology Co. Ltd. - Class A	34,620	2,012,804
COSCO SHIPPING Holdings Co. Ltd. - Class A	338,890	662,230
COSCO SHIPPING Holdings Co. Ltd. - Class H	943,700	1,566,680
CSPC Pharmaceutical Group Ltd.	1,190,000	1,062,419
DaShenLin Pharmaceutical Group Co. Ltd. - Class A	401,900	891,572
DeHua TB New Decoration Materials Co. Ltd. - Class A	81,500	133,255
Eastern Air Logistics Co. Ltd. - Class A (b)	160,800	383,164
ENN Natural Gas Co. Ltd. - Class A	134,600	311,868
Eoptolink Technology, Inc. Ltd. - Class A	3,700	334,031
Far East Horizon Ltd.	681,000	465,669
Foxconn Industrial Internet Co. Ltd. - Class A	64,300	696,100
Fufeng Group Ltd. (a)	159,000	96,125
Fuyao Glass Industry Group Co. Ltd. - Class H	33,200	217,372
Gansu Shangfeng Materials Co. Ltd. - Class A	391,600	1,372,957
Gdh Supertime Group Co. Ltd. - Class A	570,200	706,109
Geely Automobile Holdings Ltd.	1,626,000	3,505,358
GEPIC Energy Development Co. Ltd. - Class A	951,800	1,068,683
Goldcup Electric Apparatus Co. Ltd. - Class A	364,300	575,756
Goldwind Science & Technology Co. Ltd. - Class A	127,500	450,740
Goldwind Science & Technology Co. Ltd. - Class H	375,000	505,322
Guangdong Investment Ltd.	2,010,000	1,993,755
Guizhou Qianyuan Power Co. Ltd. - Class A	46,100	127,855
Guodian Nanjing Automation Co. Ltd. - Class A	378,060	649,792
H World Group Ltd. (ADR)	34,400	1,435,168
Haier Smart Home Co. Ltd. - Class A	53,100	160,056
Haier Smart Home Co. Ltd. - Class H (a)	458,400	1,172,947
Harbin Electric Co. Ltd. - Class H	550,000	1,084,410
Hengan International Group Co. Ltd.	558,000	1,548,642
See accompanying notes to financial statements.
BHFTI-452

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Hua Hong Grace Semiconductor Ltd. (b)	20,000	$557,335
Huaneng Power International, Inc. - Class H (a)	526,000	366,761
Huaxin Building Materials Group Co. Ltd. - Class A	45,500	104,963
Hygon Information Technology Co. Ltd. - Class A	6,756	374,150
Industrial & Commercial Bank of China Ltd. - Class H	3,605,000	2,958,482
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A (b)	505,800	332,441
Innovent Biologics, Inc. (b)	67,000	682,836
JD Logistics, Inc. (b)	204,300	306,907
JD.com, Inc. - Class A	390,004	4,962,928
Jiangxi Ganyue Expressway Co. Ltd. - Class A (b)	299,300	175,836
JNBY Design Ltd.	399,000	875,352
Jointo Energy Investment Co. Ltd. Hebei - Class A	497,000	640,872
Kingfa Sci & Tech Co. Ltd. - Class A	300,400	683,656
Kuaishou Technology (a)	387,200	2,068,920
Lenovo Group Ltd.	1,310,000	3,913,560
Lonking Holdings Ltd.	2,313,000	768,177
Meituan - Class B (a) (b)	181,710	1,602,619
Midea Group Co. Ltd. - Class A	29,717	330,624
Midea Group Co. Ltd. - Class H	124,000	1,309,305
Minth Group Ltd. (b)	32,000	108,577
MMG Ltd. (a) (b)	476,000	424,931
MYS Group Co. Ltd. - Class A	445,600	282,981
Nanjing Kangni Mechanical & Electrical Co. Ltd. - Class A	915,500	765,616
NetEase, Inc.	148,100	3,812,025
New Oriental Education & Technology Group, Inc.	496,200	2,277,670
Noah Holdings Ltd. (ADR)	11,900	118,881
Opple Lighting Co. Ltd. - Class A	50,200	121,070
PDD Holdings, Inc. (ADR) (b)	17,100	1,304,388
People's Insurance Co. Group of China Ltd. - Class H	1,523,000	913,896
PetroChina Co. Ltd. - Class H	3,052,000	3,286,027
PICC Property & Casualty Co. Ltd. - Class H	1,378,000	2,528,456
Ping An Insurance Group Co. of China Ltd. - Class A	125,600	885,684
Ping An Insurance Group Co. of China Ltd. - Class H (a)	858,000	5,610,906
Precision Tsugami China Corp. Ltd. (a)	131,000	1,182,486
Qingdao Gon Technology Co. Ltd. - Class A	53,872	414,871
Satellite Chemical Co. Ltd. - Class A	180,400	620,547
Shandong Bohui Paper Industrial Co. Ltd. - Class A	235,700	166,710
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. - Class A	125,200	273,577
Shandong Nanshan Aluminum Co. Ltd. - Class A	193,000	113,797
Shandong Sun Paper Industry JSC Ltd. - Class A	77,525	143,118
Shanghai Rural Commercial Bank Co. Ltd. - Class A	248,900	274,765
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	1,444,420	879,742
Shanxi Coal International Energy Group Co. Ltd. - Class A (b)	88,600	142,169
Shenzhen Desay Battery Technology Co. - Class A	331,800	1,146,084
Sichuan Road & Bridge Group Co. Ltd. - Class A	125,600	145,124
Sino Biopharmaceutical Ltd.	2,355,000	1,328,004
Sinotruk Hong Kong Ltd.	313,000	1,543,627
SITC International Holdings Co. Ltd.	294,000	1,180,609
Sumec Corp. Ltd. - Class A	295,400	417,752
Sungrow Power Supply Co. Ltd. - Class A	14,100	330,432
Sunny Optical Technology Group Co. Ltd.	23,100	180,509
TAL Education Group (ADR) (b)	15,600	149,292
TangShan Port Group Co. Ltd. - Class A	1,260,760	771,543
TCL Technology Group Corp. - Class A	288,000	248,617
Security Description	Shares	Value
China — (Continued)
Tencent Holdings Ltd. (a)	591,200	$32,580,569
Tencent Music Entertainment Group (ADR)	89,000	743,150
Tianshan Aluminum Group Co. Ltd. - Class A	369,200	583,224
Tingyi Cayman Islands Holding Corp.	391,876	489,837
Trip.com Group Ltd. (b)	13,450	534,189
Vipshop Holdings Ltd. (ADR)	15,500	205,530
Viva Biotech Holdings (b)	637,000	91,991
Wangneng Environment Co. Ltd. - Class A	463,300	1,037,419
Want Want China Holdings Ltd.	512,000	221,511
Weichai Power Co. Ltd. - Class A	131,600	533,822
Western Mining Co. Ltd. - Class A	72,800	293,063
WuXi AppTec Co. Ltd. - Class A	67,091	1,235,088
WuXi AppTec Co. Ltd. - Class H	153,300	3,014,302
Wuxi Autowell Technology Co. Ltd. - Class A	17,965	152,875
Wuxi Biologics Cayman, Inc. (b)	364,500	1,615,222
Xiaomi Corp. - Class B (b)	1,409,000	3,907,145
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H	15,500	513,446
YTO Express Group Co. Ltd. - Class A	77,100	179,395
Yum China Holdings, Inc.	61,000	2,483,488
Yunnan Aluminium Co. Ltd. - Class A	38,800	126,406
Yunnan Yuntianhua Co. Ltd. - Class A	114,700	514,049
Yutong Bus Co. Ltd. - Class A	237,900	939,942
ZCZL Industrial Technology Group Co. Ltd.	217,491	445,811
Zhejiang Chint Electrics Co. Ltd. - Class A	225,400	835,160
Zhejiang Expressway Co. Ltd. - Class H	968,000	732,502
Zhejiang Hailide New Material Co. Ltd. - Class A	1,204,700	920,383
Zhejiang Huayou Cobalt Co. Ltd. - Class A	59,100	422,993
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	518,600	498,664
Zhongji Innolight Co. Ltd. - Class A	1,100	208,023
Zijin Mining Group Co. Ltd. - Class H	208,000	731,654
ZTE Corp. - Class H	405,200	1,186,966
ZTO Express Cayman, Inc.	85,250	1,884,215
		209,564,875
Czech Republic — 0.1%
Moneta Money Bank AS	123,834	1,085,726
Egypt — 0.1%
Commercial International Bank - Egypt	449,821	1,167,355
Eastern Co. SAE	241,085	184,132
Telecom Egypt Co.	107,796	202,514
		1,554,001
Greece — 0.6%
Eurobank SA - Class A	467,298	2,233,064
Motor Oil Hellas Corinth Refineries SA	4,648	203,806
National Bank of Greece SA	130,657	2,259,391
Piraeus Bank SA (b)	25,896	269,821
Public Power Corp. SA	75,347	1,983,434
		6,949,516
Hong Kong — 0.2%
Orient Overseas International Ltd.	25,500	397,562
Skyworth Group Ltd. (b)	714,000	384,983
Wasion Holdings Ltd.	320,000	815,965
See accompanying notes to financial statements.
BHFTI-453

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
WH Group Ltd.	903,500	$957,818
		2,556,328
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	119,091	1,013,907
OTP Bank Nyrt	17,834	2,635,418
		3,649,325
India — 10.6%
Adani Power Ltd. (b)	633,655	1,512,086
Alkem Laboratories Ltd.	11,074	657,979
Apollo Hospitals Enterprise Ltd.	13,970	1,278,743
Ashok Leyland Ltd.	1,061,591	1,790,179
Aster DM Healthcare Ltd.	48,883	408,034
Aurobindo Pharma Ltd.	11,260	187,344
Axis Bank Ltd.	103,567	1,488,610
Bajaj Consumer Care Ltd. (b)	79,386	507,240
Bajaj Finance Ltd.	48,063	514,371
Bank of Baroda	259,559	755,964
Bank of India	416,756	626,174
Bank of Maharashtra	1,248,804	1,210,253
Bharat Petroleum Corp. Ltd.	124,092	400,411
Bharti Airtel Ltd.	178,137	3,496,743
Biocon Ltd.	131,566	581,691
Bombay Burmah Trading Co.	20,786	338,713
Canara Bank	1,304,878	1,743,533
Ceat Ltd.	11,726	429,315
CESC Ltd.	377,720	678,330
Chambal Fertilisers & Chemicals Ltd.	122,117	606,670
Chennai Petroleum Corp. Ltd.	31,514	385,960
Coal India Ltd.	347,435	1,618,160
Dr. Reddy's Laboratories Ltd.	186,940	2,689,580
Eicher Motors Ltd.	22,454	1,693,025
EID Parry India Ltd. (b)	68,482	517,107
Embassy Office Parks (REIT)	131,720	610,129
EPL Ltd.	208,980	499,793
Finolex Cables Ltd.	14,338	178,469
Force Motors Ltd.	4,679	924,598
Fortis Healthcare Ltd.	99,844	1,016,994
GE Vernova T&D India Ltd.	9,407	498,254
General Insurance Corp. of India	182,898	702,261
GHCL Ltd.	52,656	243,923
GMR Power & Urban Infra Ltd. (b)	113,499	119,826
Godawari Power & Ispat Ltd.	61,024	166,263
Graphite India Ltd.	113,711	742,252
Great Eastern Shipping Co. Ltd.	50,162	786,115
Gujarat Gas Ltd.	73,474	256,613
Gujarat Pipavav Port Ltd.	556,789	893,309
HCL Technologies Ltd.	197,543	2,245,788
HDFC Asset Management Co. Ltd.	18,794	530,447
HDFC Bank Ltd.	745,188	6,323,191
Hero MotoCorp Ltd.	50,184	2,558,308
Hindalco Industries Ltd.	286,109	2,919,808
Hindustan Aeronautics Ltd.	30,346	1,408,757
ICICI Bank Ltd.	301,103	4,400,209
ICICI Bank Ltd. (ADR)	14,200	412,226
Security Description	Shares	Value
India — (Continued)
Indian Bank	116,461	$1,010,810
Indian Metals & Ferro Alloys Ltd.	21,030	284,571
Indian Oil Corp. Ltd.	1,380,423	2,038,334
Indraprastha Gas Ltd.	162,390	284,924
Indus Towers Ltd. (b)	600,518	2,502,149
Infosys Ltd.	224,059	2,381,285
Infosys Ltd. (ADR) (a)	49,400	518,206
ITC Ltd.	314,520	958,466
Jayaswal NECO Industries Ltd. (b)	348,303	313,861
JM Financial Ltd.	127,041	164,810
Karur Vysya Bank Ltd.	358,850	1,126,551
KCP Ltd.	154,561	277,150
KRBL Ltd.	92,031	372,410
Larsen & Toubro Ltd.	36,372	1,602,291
LG Balakrishnan & Bros Ltd.	9,678	165,022
LIC Housing Finance Ltd.	39,636	238,601
Lupin Ltd.	75,156	1,925,608
Mahindra & Mahindra Ltd.	83,480	2,737,237
Mphasis Ltd.	49,651	1,143,436
Muthoot Finance Ltd.	63,512	2,024,821
National Aluminium Co. Ltd.	257,911	931,929
Nava Ltd.	113,223	731,649
NLC India Ltd.	182,394	622,044
NMDC Ltd.	1,575,423	1,427,378
NTPC Ltd.	673,272	2,557,803
Oil & Natural Gas Corp. Ltd.	1,024,133	2,542,692
Oracle Financial Services Software Ltd.	18,336	2,090,917
Petronet LNG Ltd.	465,355	1,387,036
Power Finance Corp. Ltd.	472,689	2,137,105
Power Grid Corp. of India Ltd.	769,058	2,340,129
PTC India Ltd.	266,385	511,131
REC Ltd.	320,485	1,237,920
Reliance Industries Ltd.	406,280	5,594,489
Shipping Corp. of India Ltd.	206,022	672,561
Shriram Finance Ltd.	168,376	1,882,820
Steel Authority of India Ltd.	402,962	743,584
Sun Pharmaceutical Industries Ltd.	133,396	2,634,309
Surya Roshni Ltd.	57,810	158,647
Tata Consultancy Services Ltd.	48,428	1,045,084
Tata Motors Passenger Vehicles Ltd.	365,066	1,368,979
Tata Steel Ltd.	1,764,890	3,537,145
Tech Mahindra Ltd.	76,008	1,132,325
Thomas Cook India Ltd.	131,890	151,538
TVS Holdings Ltd.	1,298	189,451
TVS Motor Co. Ltd.	65,714	2,429,802
UPL Ltd.	298,347	1,812,627
Vedanta Aluminium Metal Ltd. (b)	416,071	1,981,484
Vedanta Iron & Steel Ltd. (b)	416,071	156,743
Vedanta Ltd.	416,071	1,245,088
Vedanta Oil & Gas Ltd. (b)	416,071	141,974
Vedanta Power Ltd. (b)	416,071	177,446
Wipro Ltd.	950,978	1,723,894
Zydus Lifesciences Ltd.	28,102	332,364
		124,254,378
See accompanying notes to financial statements.
BHFTI-454

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Indonesia — 0.5%
Adaro Andalan Indonesia PT	591,900	$257,764
Astra International Tbk. PT	4,670,100	1,180,526
Bank Rakyat Indonesia Persero Tbk. PT	5,404,100	828,559
Bukit Asam Persero Tbk. PT	2,276,200	291,469
Elnusa Tbk. PT	7,753,800	225,934
Indosat Tbk. PT	2,038,800	198,695
Japfa Comfeed Indonesia Tbk. PT	7,115,800	776,584
Perusahaan Gas Negara Persero Tbk. PT	5,972,500	457,475
Trimegah Bangun Persada Tbk. PT	5,640,700	247,753
Triputra Agro Persada PT	3,567,100	288,393
United Tractors Tbk. PT	577,900	744,578
		5,497,730
Kuwait — 0.3%
Ali Alghanim Sons Automotive Co. KSCC	105,184	299,574
Kuwait Finance House KSCP	604,766	1,498,066
Mobile Telecommunications Co. KSCP	934,724	1,837,991
National Investments Co. KSCP	282,118	240,048
		3,875,679
Malaysia — 0.8%
Aeon Co. M Bhd.	934,700	241,481
AMMB Holdings Bhd.	1,300,954	2,037,215
CIMB Group Holdings Bhd.	478,523	872,260
KPJ Healthcare Bhd.	423,200	337,292
Malayan Banking Bhd.	972,467	2,576,128
Maxis Bhd.	221,600	183,923
RHB Bank Bhd.	978,600	1,993,016
Sunway Real Estate Investment Trust (REIT)	348,200	188,898
Ta Ann Holdings Bhd.	201,000	260,593
United Plantations Bhd.	17,350	140,818
Velesto Energy Bhd.	3,840,900	249,199
ViTrox Corp. Bhd.	108,500	207,734
		9,288,557
Mexico — 1.6%
Alsea SAB de CV	115,700	303,020
America Movil SAB de CV - Series B	532,400	692,006
Arca Continental SAB de CV	97,400	1,164,734
Banco del Bajio SA	169,700	549,736
Cemex SAB de CV (ADR)	93,500	1,122,000
Fibra Uno Administracion SA de CV (REIT)	1,279,900	2,199,342
Fomento Economico Mexicano SAB de CV	203,200	2,597,009
Grupo Financiero Banorte SAB de CV - Class O	339,500	3,595,448
Grupo Mexico SAB de CV - Series B	228,300	2,579,937
Industrias Penoles SAB de CV	21,700	947,156
Kimberly-Clark de Mexico SAB de CV - Class A (a)	222,800	492,039
Megacable Holdings SAB de CV	85,700	305,947
Promotora y Operadora de Infraestructura SAB de CV	109,760	1,743,419
Regional SAB de CV	107,300	819,254
		19,111,047
Peru — 0.4%
Credicorp Ltd.	8,100	3,155,598
Security Description	Shares	Value
Peru — (Continued)
Intercorp Financial Services, Inc.	21,078	$1,200,603
		4,356,201
Philippines — 0.1%
DMCI Holdings, Inc.	2,448,600	299,210
GT Capital Holdings, Inc.	36,100	286,057
Metropolitan Bank & Trust Co.	355,080	377,054
		962,321
Poland — 0.9%
Bank Handlowy w Warszawie SA	15,423	500,734
Bank Polska Kasa Opieki SA	39,001	2,374,582
Enea SA	169,689	874,457
Erste Bank Polska SA	4,056	696,821
ORLEN SA	100,036	3,364,215
Pepco Group NV	35,561	343,979
Powszechna Kasa Oszczednosci Bank Polski SA	81,228	2,228,982
Rainbow Tours SA	10,576	411,624
		10,795,394
Qatar — 0.4%
Ooredoo QPSC	401,860	1,463,890
Qatar Islamic Bank QPSC	54,617	328,567
Qatar National Bank QPSC	492,049	2,331,623
Vodafone Qatar PQSC	518,770	377,782
		4,501,862
Russia — 0.0%
LUKOIL PJSC (b) (c) (d)	255,685	0
Novatek PJSC (b) (c) (d)	928,138	0
Novolipetsk Steel PJSC (GDR) (b) (c) (d)	19,696	0
PhosAgro PJSC (b) (c) (d)	287	0
PhosAgro PJSC (GDR) (b) (c) (d)	44,560	0
Sberbank of Russia PJSC † (b) (c) (d)	1,645,424	0
Severstal PAO (GDR) (b) (c) (d)	30,364	0
		0
Saudi Arabia — 2.2%
Al Babtain Power & Telecommunication Co.	48,872	844,394
Al Majed for Oud Co.	5,124	178,501
Al Rajhi Bank	227,568	3,995,097
Arab National Bank	386,476	2,134,366
Banque Saudi Fransi	391,763	2,023,427
Etihad Etisalat Co.	117,501	1,891,604
Jarir Marketing Co.	133,939	597,534
Mobile Telecommunications Co. Saudi Arabia (b)	185,283	521,874
Riyad Bank	367,094	1,946,686
Riyadh Cables Group Co.	22,779	727,052
SABIC Agri-Nutrients Co.	80,398	2,649,358
Saudi Arabian Oil Co.	304,435	2,114,131
Saudi Awwal Bank	158,165	1,362,303
Saudi Energy Co.	132,296	626,952
Saudi Investment Bank	183,070	653,875
Saudi National Bank	234,508	2,414,820
Saudi Telecom Co.	57,675	663,980
See accompanying notes to financial statements.
BHFTI-455

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Saudi Arabia — (Continued)
Savola Group	24,122	$183,780
		25,529,734
South Africa — 2.5%
Absa Group Ltd.	182,591	2,538,178
Capitec Bank Holdings Ltd.	2,934	850,119
Exxaro Resources Ltd.	30,529	377,548
FirstRand Ltd.	263,289	1,561,572
Gold Fields Ltd.	127,251	4,268,427
Harmony Gold Mining Co. Ltd.	126,523	1,925,477
Investec Ltd.	96,880	762,829
Momentum Group Ltd.	413,076	1,027,004
Motus Holdings Ltd.	38,106	258,235
Naspers Ltd. - N Shares	48,911	2,453,252
Netcare Ltd.	427,507	470,475
Old Mutual Ltd.	1,268,923	1,038,553
Omnia Holdings Ltd.	70,429	480,992
Resilient REIT Ltd. (REIT)	82,165	417,535
Sasol Ltd. (b)	109,105	1,078,750
Shoprite Holdings Ltd.	92,468	1,664,664
Sibanye Stillwater Ltd.	44,939	95,235
Standard Bank Group Ltd.	238,301	4,694,955
Sun International Ltd.	129,444	426,972
Telkom SA SOC Ltd. (a)	119,644	410,037
Valterra Platinum Ltd.	8,207	550,284
Vodacom Group Ltd. (a)	215,201	1,992,793
Wilson Bayly Holmes-Ovcon Ltd. (a)	37,027	394,209
		29,738,095
South Korea — 22.6%
Amorepacific Holdings Corp.	10,562	148,919
BGF retail Co. Ltd.	10,806	807,745
BNK Financial Group, Inc.	42,541	468,992
Celltrion, Inc.	2,770	311,180
Daou Technology, Inc.	8,384	193,391
DL E&C Co. Ltd.	21,119	887,437
Doosan Bobcat, Inc.	22,694	910,457
Doosan Enerbility Co. Ltd. (b)	17,169	968,273
DoubleUGames Co. Ltd.	6,287	259,136
Ecopro Co. Ltd.	1,424	98,912
Elentec Co. Ltd.	17,078	82,258
GS Retail Co. Ltd.	29,622	450,295
Hana Financial Group, Inc.	51,434	3,812,254
Hana Materials, Inc.	6,474	267,703
Hankook Tire & Technology Co. Ltd.	57,998	2,326,264
Hanwha Aerospace Co. Ltd.	1,958	1,261,201
Hanwha Systems Co. Ltd.	1,923	90,325
HD Hyundai Co. Ltd.	13,706	1,771,027
HD Hyundai Electric Co. Ltd.	2,205	1,397,817
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,219	2,092,441
Hyundai Department Store Co. Ltd.	2,538	318,379
Hyundai Glovis Co. Ltd.	10,622	1,261,987
Hyundai Mobis Co. Ltd.	10,093	3,283,186
Hyundai Motor Co.	4,592	1,478,538
KB Financial Group, Inc.	55,821	5,740,268
KC Tech Co. Ltd.	11,255	841,296
Security Description	Shares	Value
South Korea — (Continued)
KCC Corp.	550	$173,980
Kia Corp.	35,697	3,196,139
Korea Electric Terminal Co. Ltd.	3,682	166,036
Korea Investment Holdings Co. Ltd.	21,051	3,041,456
KT&G Corp.	23,128	2,536,585
LG Display Co. Ltd. (b)	162,068	1,227,699
LG Electronics, Inc.	15,160	2,019,652
LG Innotek Co. Ltd.	1,745	1,125,587
LS Corp.	2,700	642,495
LS Electric Co. Ltd.	4,660	723,277
LX International Corp.	10,040	238,893
Meritz Financial Group, Inc. (b)	7,654	523,470
NHN Corp.	17,130	390,222
NICE Information Service Co. Ltd.	35,075	310,927
Protec Co. Ltd.	2,393	126,742
Samsung Card Co. Ltd.	22,303	691,390
Samsung Electro-Mechanics Co. Ltd.	5,145	7,438,540
Samsung Electronics Co. Ltd.	440,075	96,207,896
Samsung SDI Co. Ltd. (b)	990	313,136
Samsung SDS Co. Ltd.	3,601	446,869
Samsung Securities Co. Ltd.	12,178	856,934
Shinhan Financial Group Co. Ltd.	70,009	4,337,958
SK Hynix, Inc.	51,117	90,186,509
SK Square Co. Ltd.	8,263	9,203,399
SK, Inc.	6,082	3,316,804
SL Corp.	6,201	228,650
Tokai Carbon Korea Co. Ltd.	965	171,023
TYM Corp.	43,835	171,339
WONIK IPS Co. Ltd.	2,326	257,284
Wonik Materials Co. Ltd.	8,736	236,419
Woori Financial Group, Inc.	136,664	2,564,459
Youngone Corp.	8,473	398,014
Youngone Holdings Co. Ltd.	1,474	155,961
		265,155,425
Taiwan — 26.8%
Accton Technology Corp.	31,000	2,451,232
ADATA Technology Co. Ltd.	10,000	129,901
Anpec Electronics Corp.	72,000	843,172
Ardentec Corp.	75,000	527,337
ASE Technology Holding Co. Ltd.	411,000	8,875,369
Asia Vital Components Co. Ltd.	15,000	1,202,912
Asustek Computer, Inc. (b)	67,000	1,479,579
Bizlink Holding, Inc.	4,128	250,877
Cathay Financial Holding Co. Ltd.	1,320,703	4,104,680
Chailease Holding Co. Ltd.	61,000	225,565
Chroma ATE, Inc.	31,000	2,127,296
Chunghwa Telecom Co. Ltd.	65,000	288,783
CTBC Financial Holding Co. Ltd.	2,466,000	5,518,118
CTCI Corp.	153,000	201,673
CviLux Corp.	295,000	920,701
Delta Electronics, Inc.	206,000	12,750,320
E.Sun Financial Holding Co. Ltd.	2,624,207	2,845,091
Elite Material Co. Ltd.	20,000	3,422,559
Eva Airways Corp.	1,817,000	2,571,042
Evergreen International Storage & Transport Corp.	211,000	322,684
See accompanying notes to financial statements.
BHFTI-456

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — (Continued)
First Financial Holding Co. Ltd.	1,726,580	$1,779,481
FSP Technology, Inc.	226,000	448,150
Fubon Financial Holding Co. Ltd.	847,669	3,458,633
Genius Electronic Optical Co. Ltd.	50,000	1,039,492
Global Unichip Corp.	5,000	778,635
Hon Hai Precision Industry Co. Ltd.	1,421,000	11,391,371
Hon Precision, Inc.	1,000	206,698
Innolux Corp.	379,000	826,500
ITE Technology, Inc.	61,000	307,583
Jentech Precision Industrial Co. Ltd.	3,000	325,979
KGI Financial Holding Co. Ltd.	3,052,280	2,762,010
Kindom Development Co. Ltd.	28,620	30,587
King Slide Works Co. Ltd.	6,000	1,402,346
Kuang Hong Arts Management, Inc.	36,000	105,343
Kung Long Batteries Industrial Co. Ltd.	7,000	27,601
Lion Travel Service Co. Ltd.	137,000	644,771
Lite-On Technology Corp.	457,000	3,212,901
Lotes Co. Ltd.	5,000	334,081
MediaTek, Inc.	147,000	20,072,905
Nan Pao Resins Chemical Co. Ltd.	55,000	595,815
Nanya Technology Corp. (b)	11,000	158,409
Novatek Microelectronics Corp.	24,000	407,020
Posiflex Technology, Inc.	27,000	157,208
Powertech Technology, Inc.	107,000	1,153,385
Quanta Computer, Inc.	196,000	2,277,430
Realtek Semiconductor Corp.	124,000	3,167,996
Shinkong Insurance Co. Ltd.	98,000	440,300
Silicon Motion Technology Corp. (ADR)	3,200	1,066,656
Simplo Technology Co. Ltd.	24,000	317,330
Sinon Corp.	249,000	306,602
SinoPac Financial Holdings Co. Ltd.	669,466	844,171
Sitronix Technology Corp.	54,000	569,213
Taiwan FU Hsing Industrial Co. Ltd.	241,600	299,928
Taiwan Semiconductor Manufacturing Co. Ltd.	2,251,000	172,851,241
Topkey Corp.	25,000	131,515
Tripod Technology Corp.	69,000	1,130,883
TS Financial Holding Co. Ltd.	2,793,000	2,926,608
Unimicron Technology Corp.	77,000	2,621,821
United Microelectronics Corp. (b)	1,357,000	7,279,651
Visco Vision, Inc.	31,000	191,232
Wiwynn Corp.	3,000	440,212
WNC Corp.	151,000	1,241,819
Wowprime Corp.	34,000	263,984
Yageo Corp.	202,000	7,307,552
Yuanta Financial Holding Co. Ltd.	1,036,040	2,154,348
Zhen Ding Technology Holding Ltd.	143,000	2,859,326
ZillTek Technology Corp.	17,000	142,545
		313,518,158
Thailand — 0.7%
Betagro PCL (NVDR)	737,400	460,439
Charoen Pokphand Foods PCL (NVDR)	199,100	118,114
Delta Electronics Thailand PCL (NVDR)	151,200	1,505,209
Kasikornbank PCL (NVDR)	188,400	1,241,925
PTT PCL (NVDR)	1,133,300	1,213,077
Siam City Cement PCL (NVDR)	41,300	182,471
Security Description	Shares	Value
Thailand — (Continued)
Thai Union Group PCL (NVDR)	1,464,200	$518,714
Thaifoods Group PCL (NVDR)	1,712,100	569,607
Tisco Financial Group PCL (NVDR)	332,300	1,182,484
TMBThanachart Bank PCL	16,078,500	1,190,624
TMBThanachart Bank PCL (NVDR)	2,884,700	214,207
TOA Paint Thailand PCL (NVDR)	282,300	125,470
		8,522,341
Turkey — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	296,228	2,190,253
BIM Birlesik Magazalar AS (a)	236,980	1,858,452
Coca-Cola Icecek AS	494,524	881,923
Dogan Sirketler Grubu Holding AS (a)	1,304,869	574,824
Lila Kagit Sanayi ve Ticaret AS	151,947	119,967
Logo Yazilim Sanayi Ve Ticaret AS	157,566	464,533
Turk Telekomunikasyon AS (b)	242,175	319,512
		6,409,464
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	143,873	568,898
Abu Dhabi Islamic Bank PJSC	71,942	404,424
Aldar Properties PJSC	529,466	1,199,493
Dubai Islamic Bank PJSC	178,360	363,691
Emaar Development PJSC	502,014	1,905,433
Emaar Properties PJSC	1,155,169	3,783,045
Emirates NBD Bank PJSC	308,179	2,491,838
Fertiglobe PLC	259,195	194,725
First Abu Dhabi Bank PJSC	285,966	1,327,716
Orascom Construction PLC	34,113	499,926
		12,739,189
United States — 0.4%
BeOne Medicines Ltd. - Class A (b)	7,546	284,021
BeOne Medicines Ltd. - Class H (b)	110,300	2,406,174
JBS NV - Class A	133,950	1,587,307
		4,277,502
Total Common Stocks (Cost $731,179,222)		1,112,635,925

Preferred Stocks—1.9%
Brazil — 1.0%
Banco Bradesco SA	760,400	2,666,106
Itau Unibanco Holding SA	264,447	2,160,737
Itausa SA	1,151,594	2,984,780
Petroleo Brasileiro SA - Petrobras	595,700	4,361,905
		12,173,528
Chile — 0.0%
Embotelladora Andina SA	116,988	582,424
See accompanying notes to financial statements.
BHFTI-457

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

South Korea — 0.9%
Samsung Electronics Co. Ltd.	72,855	$10,201,149
Total Preferred Stocks (Cost $13,446,311)		22,957,101

Warrants—0.0%
Malaysia — 0.0%
YTL Corp. Bhd., Expires 06/02/28 (b) (Cost $0)	79,600	10,542

Short-Term Investments—2.4%
Short-Term Investment Funds — 2.4%
Invesco Treasury Portfolio, Institutional Class
3.560% (e)	28,361,908	28,361,908
Total Short-Term Investments (Cost $28,361,908)		28,361,908

Securities Lending Reinvestments (f)—0.4%
Short-Term Investment Funds — 0.3%
AB Government Money Market Portfolio, Institutional Class, 3.470% (e)	50,000	50,000
Allspring Government Money Market Fund, Select Class, 3.570% (e)	400,000	400,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (e)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (e)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (e)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (e)	400,000	400,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (e)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.560% (e)	400,000	400,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 3.550% (e)	700,000	700,000
		3,550,000

Repurchase Agreements — 0.1%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $102,000	100,000	100,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $332,106; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $338,715	332,072	$332,072
		532,072
Total Securities Lending Reinvestments (Cost $4,082,072)		4,082,072
Total Investments—99.7% (Cost $777,069,513)		1,168,047,548
Other assets and liabilities (net)—0.3%		3,572,488
Net Assets—100.0%		$1,171,620,036

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $7,440,727 and the collateral received consisted of cash in the amount of
$4,082,072 and non-cash collateral with a value of $3,870,279. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	26.6
Banks	13.0
Technology Hardware, Storage & Peripherals	10.6
Electronic Equipment, Instruments & Components	5.3
Metals & Mining	3.8
Interactive Media & Services	3.2
Oil, Gas & Consumable Fuels	3.0
Insurance	2.4
Broadline Retail	2.4
Automobiles	1.8
See accompanying notes to financial statements.
BHFTI-458

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	08/13/19-10/13/21	1,645,424	$5,680,253	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$109,071,943	$0	$385,829,293
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(4,082,072)	$—	$—	$—	$(4,082,072)
Gross amount of recognized liabilities for securities lending transactions					$(4,082,072)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	09/18/26	395	USD	34,706,675	$370,212
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts	$370,212
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$3,780,075

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$202,590
See accompanying notes to financial statements.
BHFTI-459

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$18,376,096

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,281,866	$—	$4,281,866
Brazil	30,793,921	—	—	30,793,921
Chile	3,667,290	—	—	3,667,290
China	3,956,409	205,608,466	—	209,564,875
Czech Republic	—	1,085,726	—	1,085,726
Egypt	—	1,554,001	—	1,554,001
Greece	—	6,949,516	—	6,949,516
Hong Kong	—	2,556,328	—	2,556,328
Hungary	—	3,649,325	—	3,649,325
India	3,388,079	120,866,299	—	124,254,378
Indonesia	—	5,497,730	—	5,497,730
Kuwait	—	3,875,679	—	3,875,679
Malaysia	—	9,288,557	—	9,288,557
Mexico	19,111,047	—	—	19,111,047
Peru	4,356,201	—	—	4,356,201
Philippines	—	962,321	—	962,321
Poland	—	10,795,394	—	10,795,394
Qatar	—	4,501,862	—	4,501,862
Russia	—	—	0	0
Saudi Arabia	—	25,529,734	—	25,529,734
South Africa	—	29,738,095	—	29,738,095
South Korea	—	265,155,425	—	265,155,425
Taiwan	1,066,656	312,451,502	—	313,518,158
Thailand	1,190,624	7,331,717	—	8,522,341
Turkey	—	6,409,464	—	6,409,464
United Arab Emirates	—	12,739,189	—	12,739,189
United States	1,587,307	2,690,195	—	4,277,502
Total Common Stocks	69,117,534	1,043,518,391	0	1,112,635,925
Preferred Stocks
Brazil	12,173,528	—	—	12,173,528
Chile	582,424	—	—	582,424
South Korea	—	10,201,149	—	10,201,149
Total Preferred Stocks	12,755,952	10,201,149	—	22,957,101
Total Warrants*	10,542	—	—	10,542
Total Short-Term Investments*	28,361,908	—	—	28,361,908
Securities Lending Reinvestments
Short-Term Investment Funds	3,550,000	—	—	3,550,000
Repurchase Agreements	—	532,072	—	532,072
Total Securities Lending Reinvestments	3,550,000	532,072	—	4,082,072
Total Investments	$113,795,936	$1,054,251,612	$0	$1,168,047,548
Collateral for Securities Loaned (Liability)	$—	$(4,082,072)	$—	$(4,082,072)
See accompanying notes to financial statements.
BHFTI-460

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$370,212	$—	$—	$370,212

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTI-461

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,168,047,548
Cash	1,548,386
Cash denominated in foreign currencies (c)	6,533,792
Cash collateral for futures contracts	2,478,026
Receivable for:
Foreign currency due from broker	278,258
Investments sold	1,015,155
Fund shares sold	9,088
Dividends and interest	4,319,450
Variation margin on futures contracts	470,150
Total Assets	1,184,699,853
Liabilities
Collateral for securities loaned	4,082,072
Payable for:
Foreign currency due to broker	1,536,940
Investments purchased	2,857,948
Fund shares redeemed	808,152
Foreign taxes	2,034,860
Accrued Expenses:
Management fees	437,450
Administration fees	30,365
Custodian and accounting fees	740,793
Distribution and service fees	81,481
Deferred trustees’ fees	353,318
Other expenses	116,438
Total Liabilities	13,079,817
Net Assets	$1,171,620,036
Net Assets Consist of:
Paid in surplus	$672,832,168
Distributable earnings (Accumulated losses) (d)	498,787,868
Net Assets	$1,171,620,036
Net Assets
Class A	$781,948,111
Class B	389,671,925
Capital Shares Outstanding*
Class A	46,930,534
Class B	23,537,138
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.66
Class B	16.56

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $777,069,513.
(b)	Includes securities loaned at value of $7,440,727.
(c)	Identified cost of cash denominated in foreign currencies was $6,517,295.
(d)	Includes foreign capital gains tax of $2,034,860.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$14,847,813
Interest	8,994
Securities lending income, net	85,702
Total investment income	14,942,509
Expenses
Management fees	2,811,408
Administration fees	33,808
Custodian and accounting fees	277,756
Distribution and service fees—Class B	477,817
Audit and tax services	39,853
Legal	23,972
Trustees’ fees and expenses	39,805
Shareholder reporting	33,574
Insurance	5,235
Miscellaneous	46,960
Total expenses	3,790,188
Less management fee waiver	(196,916)
Net expenses	3,593,272
Net Investment Income	11,349,237
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	119,330,305
Futures contracts	3,780,075
Foreign currency transactions	(910,723)
Net realized gain (loss)	122,199,657
Net change in unrealized appreciation (depreciation) on:
Investments (c)	159,323,505
Futures contracts	202,590
Foreign currency transactions	(82,705)
Net change in unrealized appreciation (depreciation)	159,443,390
Net realized and unrealized gain (loss)	281,643,047
Net Increase (Decrease) in Net Assets From Operations	$292,992,284

(a)	Net of foreign withholding taxes of $1,952,290.
(b)	Net of foreign capital gains tax of $891,353.
(c)	Includes change in foreign capital gains tax of $3,712,004.
See accompanying notes to financial statements.
BHFTI-462

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,349,237	$23,073,806
Net realized gain (loss)	122,199,657	77,005,323
Net change in unrealized appreciation (depreciation)	159,443,390	212,802,542
Increase (decrease) in net assets from operations	292,992,284	312,881,671
From Distributions to Shareholders
Class A	(56,566,161)	(7,458,846)
Class B	(27,867,453)	(2,658,173)
Total distributions	(84,433,614)	(10,117,019)
Increase (decrease) in net assets from capital share transactions	(187,374,735)	480,979,761
Total increase (decrease) in net assets	21,183,935	783,744,413
Net Assets
Beginning of period	1,150,436,101	366,691,688
End of period	$1,171,620,036	$1,150,436,101

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	250,114	$3,976,852	280,863	$3,474,375
Shares issued through acquisition	0	0	36,337,018	395,415,800
Reinvestments	3,345,131	56,566,161	628,908	7,458,846
Redemptions	(12,426,477)	(202,395,068)	(15,584,211)	(192,626,613)
Net increase (decrease)	(8,831,232)	$(141,852,055)	21,662,578	$213,722,408
Class B
Sales	190,747	$2,956,711	233,517	$2,945,458
Shares issued through acquisition	0	0	31,349,997	338,746,123
Reinvestments	1,658,777	27,867,453	225,078	2,658,173
Redemptions	(4,780,817)	(76,346,844)	(6,084,613)	(77,092,401)
Net increase (decrease)	(2,931,293)	$(45,522,680)	25,723,979	$267,257,353
Increase (decrease) derived from capital shares transactions		$(187,374,735)		$480,979,761
See accompanying notes to financial statements.
BHFTI-463

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.02	$10.53	$9.77	$8.95	$11.50	$11.60
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.32	0.26	0.25	0.29	0.29
Net realized and unrealized gain (loss)	3.76	3.29	0.85	0.89	(2.59)	(0.20)
Total income (loss) from investment operations	3.92	3.61	1.11	1.14	(2.30)	0.09
Less Distributions
Distributions from net investment income	(0.42)	(0.12)	(0.35)	(0.32)	(0.25)	(0.19)
Distributions from net realized capital gains	(0.86)	0.00	0.00	0.00	0.00	0.00
Total distributions	(1.28)	(0.12)	(0.35)	(0.32)	(0.25)	(0.19)
Net Asset Value, End of Period	$16.66	$14.02	$10.53	$9.77	$8.95	$11.50
Total Return (%) (b)	27.83 (c)	34.45	11.41	12.80	(20.13)	0.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57 (d)	0.59	0.68	0.73	0.71	0.67
Net ratio of expenses to average net assets (%) (e)	0.53 (d)	0.55	0.65	0.73	0.71	0.67
Ratio of net investment income (loss) to average net assets (%)	2.02 (d)	2.62	2.50	2.72	3.03	2.37
Portfolio turnover rate (%)	9 (c)	55	34	25	23	45
Net assets, end of period (in millions)	$781.9	$781.7	$358.9	$356.7	$352.4	$446.3

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.93	$10.46	$9.71	$8.90	$11.44	$11.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.30	0.23	0.23	0.27	0.26
Net realized and unrealized gain (loss)	3.74	3.26	0.85	0.87	(2.58)	(0.21)
Total income (loss) from investment operations	3.88	3.56	1.08	1.10	(2.31)	0.05
Less Distributions
Distributions from net investment income	(0.39)	(0.09)	(0.33)	(0.29)	(0.23)	(0.18)
Distributions from net realized capital gains	(0.86)	0.00	0.00	0.00	0.00	0.00
Total distributions	(1.25)	(0.09)	(0.33)	(0.29)	(0.23)	(0.18)
Net Asset Value, End of Period	$16.56	$13.93	$10.46	$9.71	$8.90	$11.44
Total Return (%) (b)	27.73 (c)	34.14	11.13	12.50	(20.32)	0.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82 (d)	0.84	0.93	0.98	0.96	0.92
Net ratio of expenses to average net assets (%) (e)	0.78 (d)	0.80	0.90	0.98	0.96	0.92
Ratio of net investment income (loss) to average net assets (%)	1.79 (d)	2.43	2.24	2.43	2.78	2.21
Portfolio turnover rate (%)	9 (c)	55	34	25	23	45
Net assets, end of period (in millions)	$389.7	$368.7	$7.8	$7.4	$6.0	$7.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-464

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—98.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 98.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	4,586,710	$72,836,955
iShares 0-5 Year TIPS Bond ETF (a)	665,185	67,955,300
iShares 20+ Year Treasury Bond ETF (a)	599,250	51,787,185
iShares Core MSCI Emerging Markets ETF (a)	2,009,359	166,455,299
iShares Core S&P 500 ETF (a)	315,261	236,095,811
iShares Core S&P Mid-Cap ETF	681,229	52,529,568
iShares Core S&P Small-Cap ETF (a)	480,514	71,265,031
Schwab International Small-Cap Equity ETF (a)	685,167	32,970,236
SPDR Gold Shares (a) (b) (c)	161,256	59,403,485
State Street Blackstone Senior Loan ETF (a) (b)	1,057,475	42,605,668
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	2,046,883	42,820,792
State Street SPDR Bloomberg High Yield Bond ETF (a) (b)	1,243,370	119,823,567
State Street SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,504,128	126,183,010
State Street SPDR S&P 500 ETF Trust (a) (b)	466,536	348,395,089
Vanguard Long-Term Corporate Bond ETF (a)	455,075	34,244,394
Vanguard Total Bond Market ETF (a)	1,668,266	122,467,407
Total Investment Companies (Cost $1,373,312,236)		1,647,838,797

Short-Term Investments—1.2%
Short-Term Investment Funds—1.2%
Invesco Treasury Portfolio, Institutional Class
3.560% (d)	20,484,600	20,484,600
Total Short-Term Investments (Cost $20,484,600)		20,484,600

Securities Lending Reinvestments (e)—7.3%
Short-Term Investment Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	2,000,000	2,000,000
		7,000,000

Certificates of Deposit—1.7%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (f)	1,000,000	1,000,544
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (f)	2,000,000	1,999,982
3.960%, SOFR + 0.340%, 09/21/26 (f)	1,000,000	999,999
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/08/26	1,500,000	1,488,810
Zero Coupon, 09/14/26	2,000,000	1,983,760
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (f)	2,000,000	$2,000,494
MUFG Bank Ltd.
3.810%, SOFR + 0.190%, 08/07/26 (f)	2,000,000	1,999,976
Nordea Bank Abp
3.880%, SOFR + 0.260%, 12/22/26 (f)	1,000,000	999,232
3.920%, SOFR + 0.300%, 10/02/26 (f)	1,000,000	1,000,154
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (f)	2,000,000	2,000,294
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/24/26 (f)	2,000,000	2,000,050
3.880%, SOFR + 0.260%, 11/30/26 (f)	1,000,000	1,000,000
3.940%, SOFR + 0.320%, 08/17/26 (f)	5,000,000	5,000,840
Sumitomo Mitsui Trust Bank Ltd.
3.980%, 07/17/26	2,000,000	2,000,300
Svenska Handelsbanken AB
3.930%, SOFR + 0.310%, 09/25/26 (f)	1,000,000	1,000,192
Toronto-Dominion Bank
3.850%, 08/28/26	1,000,000	1,000,008
		27,474,635
Commercial Paper—1.1%
Britannia Funding Co. LLC
3.850%, 09/01/26	2,000,000	1,985,928
3.880%, SOFR + 0.260%, 08/11/26 (f)	5,000,000	4,999,745
Concord Minutemen Capital Co. LLC
3.880%, SOFR + 0.260%, 08/12/26 (f)	5,000,000	5,000,285
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (f)	3,000,000	3,000,729
Ionic Funding LLC
3.850%, 08/04/26	2,000,000	1,992,296
Salisbury Receivables Co. LLC
3.850%, 09/04/26	1,000,000	992,743
		17,971,726
Repurchase Agreements—4.0%
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $7,000,716; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $7,140,001	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $12,257,560; collateralized by various Common Stock with an aggregate market value of $13,200,002	12,000,000	12,000,000
See accompanying notes to financial statements.
BHFTI-465

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $5,382,637; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $5,489,750	5,382,086	$5,382,086
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $20,014,739; collateralized by various Common Stock with an aggregate market value of $22,292,525	20,000,000	20,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $10,037,819; collateralized by various Common Stock with an aggregate market value of $11,112,312	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $204,000	200,000	200,000
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $2,000,216; collateralized by various Common Stock with an aggregate market value of $2,223,899	2,000,000	2,000,000
		66,582,086
Time Deposit—0.1%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (f)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $121,028,066)		121,028,447
Total Investments—107.4% (Cost $1,514,824,902)		1,789,351,844
Other assets and liabilities (net)—(7.4)%		(123,020,971)
Net Assets—100.0%		$1,666,330,873

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $277,217,214 and the collateral received consisted of cash in the amount of $121,005,727 and non-cash collateral with a value of $165,636,893. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows.
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
SPDR Gold Shares	$74,676,693	$—	$(11,735,509)	$6,799,705	$(10,337,404)	$59,403,485
State Street Blackstone Senior Loan ETF	42,222,388	2,498,607	(1,097,603)	(32,034)	(985,690)	42,605,668
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	42,506,212	2,497,589	(1,307,286)	22,458	(898,181)	42,820,792
State Street SPDR Bloomberg High Yield Bond ETF	44,767,927	80,756,769	(5,320,438)	46,796	(427,487)	119,823,567
State Street SPDR Portfolio Developed World ex-U.S. ETF	197,927,287	29,501,560	(124,476,435)	30,639,107	(7,408,509)	126,183,010
See accompanying notes to financial statements.
BHFTI-466

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
State Street SPDR S&P 500 ETF Trust	$310,459,082	$58,934,501	$(48,675,768)	$8,859,492	$18,817,782	$348,395,089
	$712,559,589	$174,189,026	$(192,613,039)	$46,335,524	$(1,239,489)	$739,231,611

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
SPDR Gold Shares	$—	161,256
State Street Blackstone Senior Loan ETF	1,228,572	1,057,475
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	994,024	2,046,883
State Street SPDR Bloomberg High Yield Bond ETF	1,865,059	1,243,370
State Street SPDR Portfolio Developed World ex-U.S. ETF	1,808,113	2,504,128
State Street SPDR S&P 500 ETF Trust	1,712,344	466,536
	$7,608,112
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$408,478,832	$0	$505,141,724
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Investment Companies	$(121,005,727)	$—	$—	$—	$(121,005,727)
Gross amount of recognized liabilities for securities lending transactions					$(121,005,727)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,647,838,797	$—	$—	$1,647,838,797
Total Short-Term Investments*	20,484,600	—	—	20,484,600
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
Certificates of Deposit	—	27,474,635	—	27,474,635
Commercial Paper	—	17,971,726	—	17,971,726
Repurchase Agreements	—	66,582,086	—	66,582,086
Time Deposit	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	7,000,000	114,028,447	—	121,028,447
Total Investments	$1,675,323,397	$114,028,447	$—	$1,789,351,844
Collateral for Securities Loaned (Liability)	$—	$(121,005,727)	$—	$(121,005,727)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-467

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,050,120,233
Affiliated investments at value (c) (d)	739,231,611
Receivable for:
Fund shares sold	107,220
Dividends on affiliated investments	888,059
Total Assets	1,790,347,123
Liabilities
Collateral for securities loaned	121,005,727
Payable for:
Fund shares redeemed	1,827,717
Accrued Expenses:
Management fees	424,784
Administration fees	43,094
Custodian and accounting fees	21,071
Distribution and service fees	336,284
Deferred trustees’ fees	269,684
Other expenses	87,889
Total Liabilities	124,016,250
Net Assets	$1,666,330,873
Net Assets Consist of:
Paid in surplus	$1,305,680,889
Distributable earnings (Accumulated losses)	360,649,984
Net Assets	$1,666,330,873
Net Assets
Class A	$33,278,717
Class B	1,625,850,448
Class E	7,201,708
Capital Shares Outstanding*
Class A	2,826,592
Class B	139,625,845
Class E	616,253
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.77
Class B	11.64
Class E	11.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $877,760,927.
(b)	Includes securities loaned at value $83,987,326.
(c)	Identified cost of affiliated investments was $637,063,975.
(d)	Includes securities loaned at value of $193,229,888.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$9,766,163
Dividends from affiliated investments	7,608,112
Securities lending income, net	798,140
Total investment income	18,172,415
Expenses
Management fees	2,569,963
Administration fees	18,844
Custodian and accounting fees	7,833
Distribution and service fees—Class B	2,031,211
Distribution and service fees—Class E	4,957
Audit and tax services	25,642
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	22,113
Insurance	7,060
Miscellaneous	9,611
Total expenses	4,760,223
Net Investment Income	13,412,192
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	27,333,509
Affiliated investments	46,335,524
Net realized gain (loss)	73,669,033
Net change in unrealized appreciation (depreciation) on:
Investments	52,125,313
Affiliated investments	(1,239,489)
Net change in unrealized appreciation (depreciation)	50,885,824
Net realized and unrealized gain (loss)	124,554,857
Net Increase (Decrease) in Net Assets From Operations	$137,967,049
See accompanying notes to financial statements.
BHFTI-468

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$13,412,192	$38,735,230
Net realized gain (loss)	73,669,033	115,745,912
Net change in unrealized appreciation (depreciation)	50,885,824	102,155,195
Increase (decrease) in net assets from operations	137,967,049	256,636,337
From Distributions to Shareholders
Class A	(3,078,323)	(1,583,536)
Class B	(149,243,091)	(88,119,683)
Class E	(669,447)	(339,130)
Total distributions	(152,990,861)	(90,042,349)
Increase (decrease) in net assets from capital share transactions	16,787,216	(161,883,881)
Total increase (decrease) in net assets	1,763,404	4,710,107
Net Assets
Beginning of period	1,664,567,469	1,659,857,362
End of period	$1,666,330,873	$1,664,567,469

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	187,023	$2,307,045	156,263	$1,775,270
Reinvestments	261,985	3,078,323	146,624	1,583,536
Redemptions	(225,195)	(2,802,021)	(253,814)	(2,849,442)
Net increase (decrease)	223,813	$2,583,347	49,073	$509,364
Class B
Sales	937,782	$11,618,261	951,357	$10,548,523
Reinvestments	12,843,639	149,243,091	8,243,188	88,119,683
Redemptions	(11,976,968)	(147,425,553)	(23,483,637)	(261,213,551)
Net increase (decrease)	1,804,453	$13,435,799	(14,289,092)	$(162,545,345)
Class E
Sales	62,035	$790,875	69,745	$777,909
Reinvestments	57,414	669,447	31,606	339,130
Redemptions	(55,838)	(692,252)	(87,419)	(964,939)
Net increase (decrease)	63,611	$768,070	13,932	$152,100
Increase (decrease) derived from capital shares transactions		$16,787,216		$(161,883,881)
See accompanying notes to financial statements.
BHFTI-469

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.94	$10.81	$9.98	$8.97	$13.27	$12.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.30	0.28	0.25	0.25	0.37
Net realized and unrealized gain (loss)	0.91	1.48	0.82	1.00	(2.25)	1.29
Total income (loss) from investment operations	1.03	1.78	1.10	1.25	(2.00)	1.66
Less Distributions
Distributions from net investment income	(0.32)	(0.31)	(0.27)	(0.24)	(0.39)	(0.27)
Distributions from net realized capital gains	(0.88)	(0.34)	0.00	0.00	(1.91)	(0.60)
Total distributions	(1.20)	(0.65)	(0.27)	(0.24)	(2.30)	(0.87)
Net Asset Value, End of Period	$11.77	$11.94	$10.81	$9.98	$8.97	$13.27
Total Return (%) (b)	8.65 (c)	17.09	11.17	14.12	(15.09)	13.61
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.33	0.33	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.88 (e)	2.63	2.70	2.66	2.41	2.83
Portfolio turnover rate (%)	25 (c)	103	89	145	148	91
Net assets, end of period (in millions)	$33.3	$31.1	$27.6	$26.5	$24.5	$31.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.80	$10.69	$9.88	$8.87	$13.15	$12.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.26	0.25	0.22	0.22	0.33
Net realized and unrealized gain (loss)	0.91	1.47	0.81	1.01	(2.24)	1.29
Total income (loss) from investment operations	1.01	1.73	1.06	1.23	(2.02)	1.62
Less Distributions
Distributions from net investment income	(0.29)	(0.28)	(0.25)	(0.22)	(0.35)	(0.24)
Distributions from net realized capital gains	(0.88)	(0.34)	0.00	0.00	(1.91)	(0.60)
Total distributions	(1.17)	(0.62)	(0.25)	(0.22)	(2.26)	(0.84)
Net Asset Value, End of Period	$11.64	$11.80	$10.69	$9.88	$8.87	$13.15
Total Return (%) (b)	8.57 (c)	16.78	10.80	13.97	(15.38)	13.38
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.58 (e)	0.58	0.58	0.58	0.57	0.57
Ratio of net investment income (loss) to average net assets (%) (f)	1.61 (e)	2.34	2.42	2.39	2.15	2.54
Portfolio turnover rate (%)	25 (c)	103	89	145	148	91
Net assets, end of period (in millions)	$1,625.9	$1,626.9	$1,626.5	$1,709.9	$1,683.9	$2,211.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-470

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.85	$10.73	$9.91	$8.91	$13.20	$12.41
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.28	0.26	0.24	0.23	0.35
Net realized and unrealized gain (loss)	0.91	1.48	0.82	0.99	(2.24)	1.29
Total income (loss) from investment operations	1.02	1.76	1.08	1.23	(2.01)	1.64
Less Distributions
Distributions from net investment income	(0.30)	(0.30)	(0.26)	(0.23)	(0.37)	(0.25)
Distributions from net realized capital gains	(0.88)	(0.34)	0.00	0.00	(1.91)	(0.60)
Total distributions	(1.18)	(0.64)	(0.26)	(0.23)	(2.28)	(0.85)
Net Asset Value, End of Period	$11.69	$11.85	$10.73	$9.91	$8.91	$13.20
Total Return (%) (b)	8.68 (c)	16.93	10.98	13.93	(15.26)	13.52
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.48 (e)	0.48	0.48	0.48	0.47	0.47
Ratio of net investment income (loss) to average net assets (%) (f)	1.75 (e)	2.48	2.48	2.52	2.24	2.68
Portfolio turnover rate (%)	25 (c)	103	89	145	148	91
Net assets, end of period (in millions)	$7.2	$6.6	$5.8	$6.6	$6.7	$8.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-471

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—98.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 98.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,515,062	$39,939,185
iShares 20+ Year Treasury Bond ETF	140,303	12,124,985
iShares Core MSCI Emerging Markets ETF	1,175,499	97,378,337
iShares Core S&P 500 ETF	184,369	138,072,100
iShares Core S&P Mid-Cap ETF (a)	477,808	36,843,775
iShares Core S&P Small-Cap ETF (a)	316,910	47,000,922
Schwab International Small-Cap Equity ETF (a)	480,146	23,104,626
SPDR Gold Shares (a) (b) (c)	67,810	24,979,848
State Street Blackstone Senior Loan ETF (a) (b)	296,655	11,952,230
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (b)	574,743	12,023,624
State Street SPDR Bloomberg High Yield Bond ETF (a) (b)	249,296	24,024,656
State Street SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	1,874,680	94,465,125
State Street SPDR S&P 500 ETF Trust (a) (b)	254,946	190,386,024
Vanguard Long-Term Corporate Bond ETF	116,796	8,788,899
Vanguard Real Estate ETF (a)	84,525	8,150,746
Total Investment Companies (Cost $590,894,905)		769,235,082

Short-Term Investments—1.3%
Short-Term Investment Funds—1.3%
Invesco Treasury Portfolio, Institutional Class
3.560% (d)	10,274,484	10,274,484
Total Short-Term Investments (Cost $10,274,484)		10,274,484

Securities Lending Reinvestments (e)—10.1%
Short-Term Investment Funds—2.8%
Allspring Government Money Market Fund, Select Class 3.570% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	1,000,000	1,000,000
		22,000,000

Certificate of Deposit—0.1%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	500,000	495,940
Commercial Paper—0.1%
Ionic Funding LLC
3.720%, 07/01/26	1,000,000	999,891
Security Description	Principal Amount*	Value
Repurchase Agreements—7.1%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $2,800,292; collateralized by various Common Stock with an aggregate market value of $3,120,839	2,800,000	$2,800,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $7,000,716; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $7,140,001	7,000,000	7,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $7,000,704; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $7,140,000	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $5,000,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $5,107,317; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $5,000,531; collateralized by various Common Stock with an aggregate market value of $5,561,118	5,000,000	5,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,181,179; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,244,484	3,180,853	3,180,853
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $7,005,159; collateralized by various Common Stock with an aggregate market value of $7,802,384	7,000,000	7,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $557,631	500,000	500,000
See accompanying notes to financial statements.
BHFTI-472

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $3,011,346; collateralized by various Common Stock with an aggregate market value of $3,333,694	3,000,000	$3,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $5,000,539; collateralized by various Common Stock with an aggregate market value of $5,559,748	5,000,000	5,000,000
		55,480,853
Total Securities Lending Reinvestments (Cost $78,976,816)		78,976,684
Total Investments—110.2% (Cost $680,146,205)		858,486,250
Other assets and liabilities (net)—(10.2)%		(79,521,206)
Net Assets—100.0%		$778,965,044

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $155,355,913 and the collateral received consisted of cash in the amount of $78,975,070 and non-cash collateral with a value of $80,369,966. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
SPDR Gold Shares	$31,875,213	$—	$(5,430,890)	$3,140,511	$(4,604,986)	$24,979,848
State Street Blackstone Senior Loan ETF	11,406,698	1,160,880	(339,261)	(9,901)	(266,186)	11,952,230
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	11,500,757	988,642	(220,573)	1,245	(246,447)	12,023,624
State Street SPDR Bloomberg High Yield Bond ETF	10,919,988	18,300,013	(5,058,201)	(19,122)	(118,022)	24,024,656
State Street SPDR Portfolio Developed World ex-U.S. ETF	125,396,787	13,285,974	(59,548,043)	16,791,129	(1,460,722)	94,465,125
State Street SPDR S&P 500 ETF Trust	175,937,406	14,696,602	(15,944,797)	4,480,738	11,216,075	190,386,024
	$367,036,849	$48,432,111	$(86,541,765)	$24,384,600	$4,519,712	$357,831,507

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
SPDR Gold Shares	$—	67,810
State Street Blackstone Senior Loan ETF	337,400	296,655
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	273,839	574,743
State Street SPDR Bloomberg High Yield Bond ETF	471,880	249,296
State Street SPDR Portfolio Developed World ex-U.S. ETF	1,353,618	1,874,680
State Street SPDR S&P 500 ETF Trust	943,185	254,946
	$3,379,922
See accompanying notes to financial statements.
BHFTI-473

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$137,474,900	$0	$185,371,628
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Investment Companies	$(78,975,070)	$—	$—	$—	$(78,975,070)
Gross amount of recognized liabilities for securities lending transactions					$(78,975,070)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$769,235,082	$—	$—	$769,235,082
Total Short-Term Investments*	10,274,484	—	—	10,274,484
Securities Lending Reinvestments
Short-Term Investment Funds	22,000,000	—	—	22,000,000
Certificate of Deposit	—	495,940	—	495,940
Commercial Paper	—	999,891	—	999,891
Repurchase Agreements	—	55,480,853	—	55,480,853
Total Securities Lending Reinvestments	22,000,000	56,976,684	—	78,976,684
Total Investments	$801,509,566	$56,976,684	$—	$858,486,250
Collateral for Securities Loaned (Liability)	$—	$(78,975,070)	$—	$(78,975,070)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-474

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$500,654,743
Affiliated investments at value (c) (d)	357,831,507
Receivable for:
Fund shares sold	19,972
Dividends on affiliated investments	485,294
Total Assets	858,991,516
Liabilities
Collateral for securities loaned	78,975,070
Payable for:
Fund shares redeemed	308,781
Accrued Expenses:
Management fees	204,755
Administration fees	43,094
Custodian and accounting fees	20,645
Distribution and service fees	149,487
Deferred trustees’ fees	269,684
Other expenses	54,956
Total Liabilities	80,026,472
Net Assets	$778,965,044
Net Assets Consist of:
Paid in surplus	$561,586,428
Distributable earnings (Accumulated losses)	217,378,616
Net Assets	$778,965,044
Net Assets
Class A	$50,534,600
Class B	721,361,942
Class E	7,068,502
Capital Shares Outstanding*
Class A	4,131,805
Class B	59,680,864
Class E	582,769
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.23
Class B	12.09
Class E	12.13

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $387,886,190.
(b)	Includes securities loaned at value $67,576,039.
(c)	Identified cost of affiliated investments was $292,260,015.
(d)	Includes securities loaned at value of $87,779,874.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$2,889,100
Dividends from affiliated investments	3,379,922
Securities lending income, net	270,994
Total investment income	6,540,016
Expenses
Management fees	1,225,426
Administration fees	18,844
Custodian and accounting fees	7,624
Distribution and service fees—Class B	891,437
Distribution and service fees—Class E	5,112
Audit and tax services	25,642
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	14,606
Insurance	3,093
Miscellaneous	7,065
Total expenses	2,261,838
Net Investment Income	4,278,178
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,351,791
Affiliated investments	24,384,600
Net realized gain (loss)	36,736,391
Net change in unrealized appreciation (depreciation) on:
Investments	37,948,893
Affiliated investments	4,519,712
Net change in unrealized appreciation (depreciation)	42,468,605
Net realized and unrealized gain (loss)	79,204,996
Net Increase (Decrease) in Net Assets From Operations	$83,483,174
See accompanying notes to financial statements.
BHFTI-475

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$4,278,178	$14,045,113
Net realized gain (loss)	36,736,391	53,453,541
Net change in unrealized appreciation (depreciation)	42,468,605	61,687,393
Increase (decrease) in net assets from operations	83,483,174	129,186,047
From Distributions to Shareholders
Class A	(4,312,820)	(3,645,469)
Class B	(60,998,903)	(59,079,627)
Class E	(602,971)	(555,399)
Total distributions	(65,914,694)	(63,280,495)
Increase (decrease) in net assets from capital share transactions	4,032,144	(34,159,447)
Total increase (decrease) in net assets	21,600,624	31,746,105
Net Assets
Beginning of period	757,364,420	725,618,315
End of period	$778,965,044	$757,364,420

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	158,284	$2,029,333	146,073	$1,650,993
Reinvestments	353,800	4,312,820	341,336	3,645,469
Redemptions	(125,846)	(1,582,401)	(396,267)	(4,498,690)
Net increase (decrease)	386,238	$4,759,752	91,142	$797,772
Class B
Sales	351,055	$4,399,700	1,163,699	$13,057,505
Reinvestments	5,062,150	60,998,903	5,589,369	59,079,627
Redemptions	(5,290,634)	(66,256,124)	(9,576,279)	(107,057,729)
Net increase (decrease)	122,571	$(857,521)	(2,823,211)	$(34,920,597)
Class E
Sales	45,327	$566,665	31,281	$350,966
Reinvestments	49,874	602,971	52,396	555,399
Redemptions	(83,182)	(1,039,723)	(84,308)	(942,987)
Net increase (decrease)	12,019	$129,913	(631)	$(36,622)
Increase (decrease) derived from capital shares transactions		$4,032,144		$(34,159,447)
See accompanying notes to financial statements.
BHFTI-476

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.99	$11.01	$9.97	$9.25	$13.86	$12.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.25	0.24	0.23	0.22	0.36
Net realized and unrealized gain (loss)	1.29	1.77	1.04	1.22	(2.41)	1.85
Total income (loss) from investment operations	1.38	2.02	1.28	1.45	(2.19)	2.21
Less Distributions
Distributions from net investment income	(0.26)	(0.26)	(0.24)	(0.21)	(0.37)	(0.23)
Distributions from net realized capital gains	(0.88)	(0.78)	0.00	(0.52)	(2.05)	(0.73)
Total distributions	(1.14)	(1.04)	(0.24)	(0.73)	(2.42)	(0.96)
Net Asset Value, End of Period	$12.23	$11.99	$11.01	$9.97	$9.25	$13.86
Total Return (%) (b) (c)	11.55 (d)	19.53	12.96	16.13	(15.67)	17.88
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.36 (f)	0.36	0.36	0.36	0.35	0.34
Ratio of net investment income (loss) to average net assets (%) (g)	1.38 (f)	2.18	2.27	2.40	2.04	2.64
Portfolio turnover rate (%)	18 (d)	103	86	145	123	80
Net assets, end of period (in millions)	$50.5	$44.9	$40.2	$37.1	$33.8	$40.9

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.85	$10.89	$9.86	$9.16	$13.74	$12.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.21	0.21	0.20	0.19	0.31
Net realized and unrealized gain (loss)	1.28	1.76	1.04	1.20	(2.39)	1.85
Total income (loss) from investment operations	1.35	1.97	1.25	1.40	(2.20)	2.16
Less Distributions
Distributions from net investment income	(0.23)	(0.23)	(0.22)	(0.18)	(0.33)	(0.20)
Distributions from net realized capital gains	(0.88)	(0.78)	0.00	(0.52)	(2.05)	(0.73)
Total distributions	(1.11)	(1.01)	(0.22)	(0.70)	(2.38)	(0.93)
Net Asset Value, End of Period	$12.09	$11.85	$10.89	$9.86	$9.16	$13.74
Total Return (%) (b) (c)	11.42 (d)	19.23	12.72	15.75	(15.87)	17.60
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.61 (f)	0.61	0.61	0.61	0.60	0.59
Ratio of net investment income (loss) to average net assets (%) (g)	1.10 (f)	1.90	1.97	2.14	1.76	2.33
Portfolio turnover rate (%)	18 (d)	103	86	145	123	80
Net assets, end of period (in millions)	$721.4	$705.7	$679.1	$693.7	$664.7	$868.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-477

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.89	$10.93	$9.90	$9.19	$13.78	$12.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.23	0.22	0.21	0.20	0.33
Net realized and unrealized gain (loss)	1.28	1.76	1.04	1.21	(2.39)	1.85
Total income (loss) from investment operations	1.36	1.99	1.26	1.42	(2.19)	2.18
Less Distributions
Distributions from net investment income	(0.24)	(0.25)	(0.23)	(0.19)	(0.35)	(0.21)
Distributions from net realized capital gains	(0.88)	(0.78)	0.00	(0.52)	(2.05)	(0.73)
Total distributions	(1.12)	(1.03)	(0.23)	(0.71)	(2.40)	(0.94)
Net Asset Value, End of Period	$12.13	$11.89	$10.93	$9.90	$9.19	$13.78
Total Return (%) (b) (c)	11.49 (d)	19.29	12.78	15.93	(15.78)	17.75
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.51 (f)	0.51	0.51	0.51	0.50	0.49
Ratio of net investment income (loss) to average net assets (%) (g)	1.21 (f)	2.02	2.07	2.23	1.86	2.46
Portfolio turnover rate (%)	18 (d)	103	86	145	123	80
Net assets, end of period (in millions)	$7.1	$6.8	$6.2	$6.6	$6.4	$8.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
During 2021, 0.08% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been
17.80%, 17.52%, and 17.67% for Class A, Class B and Class E, respectively.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-478

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.9%
Boeing Co. (a)	108,183	$23,418,374
General Electric Co.	67,710	25,305,258
L3Harris Technologies, Inc.	88,657	25,762,838
		74,486,470
Banks — 8.8%
Bank of America Corp.	1,582,958	90,196,947
Citigroup, Inc.	299,352	41,897,306
Huntington Bancshares, Inc.	1,546,887	27,426,306
U.S. Bancorp	843,424	50,942,809
Wells Fargo & Co.	232,176	19,187,025
		229,650,393
Beverages — 0.4%
Coca-Cola Co.	127,832	10,388,907
Biotechnology — 1.4%
Gilead Sciences, Inc.	296,556	37,466,885
Broadline Retail — 6.4%
Amazon.com, Inc. (a)	698,800	166,551,992
Capital Markets — 2.4%
Charles Schwab Corp.	669,843	61,806,414
Chemicals — 3.2%
CF Industries Holdings, Inc.	221,747	24,006,330
Linde PLC	72,669	37,710,851
RPM International, Inc.	182,767	20,314,552
		82,031,733
Communications Equipment — 1.7%
Cisco Systems, Inc.	387,185	45,478,750
Consumer Staples Distribution & Retail — 0.4%
Walmart, Inc.	82,518	9,345,989
Containers & Packaging — 1.0%
International Paper Co. (b)	699,782	26,661,694
Electric Utilities — 2.2%
Alliant Energy Corp. (b)	196,758	15,010,668
Southern Co. (b)	437,819	41,903,656
		56,914,324
Electrical Equipment — 0.6%
Rockwell Automation, Inc.	29,898	14,801,902
Electronic Equipment, Instruments & Components — 2.3%
Keysight Technologies, Inc. (a)	44,493	15,575,665
TE Connectivity PLC	86,305	17,399,951
Teledyne Technologies, Inc. (a) (b)	40,045	26,706,010
		59,681,626
Energy Equipment & Services — 0.9%
SLB Ltd.	481,283	22,374,847
Security Description	Shares	Value
Entertainment — 0.9%
Walt Disney Co. (b)	231,221	$22,255,021
Financial Services — 1.5%
Equitable Holdings, Inc.	364,281	15,984,650
Visa, Inc. - Class A	70,452	24,171,377
		40,156,027
Ground Transportation — 2.6%
CSX Corp.	1,413,580	67,187,457
Health Care Equipment & Supplies — 1.2%
Becton Dickinson & Co.	112,745	17,061,701
Zimmer Biomet Holdings, Inc. (b)	151,674	13,057,614
		30,119,315
Health Care Providers & Services — 4.9%
CVS Health Corp.	439,307	45,446,309
Elevance Health, Inc.	125,908	48,692,401
UnitedHealth Group, Inc.	79,305	32,961,537
		127,100,247
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	270,546	12,496,520
Household Products — 4.4%
Colgate-Palmolive Co.	615,903	56,465,987
Procter & Gamble Co.	387,165	56,773,876
		113,239,863
Industrial Conglomerates — 0.5%
Siemens AG	41,364	13,291,507
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc. (b)	710,062	23,787,077
Insurance — 5.2%
Allstate Corp.	118,072	28,094,052
American International Group, Inc.	250,899	18,699,502
Chubb Ltd.	183,734	62,605,523
Hartford Insurance Group, Inc.	124,618	16,514,377
Travelers Cos., Inc.	27,186	8,974,642
		134,888,096
Interactive Media & Services — 0.4%
Meta Platforms, Inc. - Class A	18,518	10,431,004
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	41,859	20,986,428
Waters Corp. (a)	58,442	21,918,088
		42,904,516
Machinery — 5.0%
AGCO Corp. (b)	207,848	24,879,406
Fortive Corp.	631,971	38,607,109
Middleby Corp. (a)	146,393	25,181,060
See accompanying notes to financial statements.
BHFTI-479

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Stanley Black & Decker, Inc. (b)	451,603	$42,504,874
		131,172,449
Media — 0.2%
News Corp. - Class A	180,780	4,488,767
Multi-Utilities — 2.1%
Ameren Corp. (b)	297,613	33,642,173
Sempra	231,100	21,425,281
		55,067,454
Oil, Gas & Consumable Fuels — 6.2%
ConocoPhillips	603,577	62,747,865
EOG Resources, Inc.	119,437	15,494,562
Expand Energy Corp.	149,408	13,624,515
Exxon Mobil Corp.	256,486	35,066,766
TotalEnergies SE (ADR) (b)	403,931	31,409,675
Williams Cos., Inc. (b)	37,752	2,806,484
		161,149,867
Pharmaceuticals — 5.1%
AstraZeneca PLC (ADR)	105,960	20,092,135
Bristol-Myers Squibb Co.	273,017	15,731,240
Johnson & Johnson	154,791	39,312,270
Merck & Co., Inc.	262,002	33,667,257
Viatris, Inc.	1,478,029	23,471,101
		132,274,003
Residential REITs — 1.5%
AvalonBay Communities, Inc.	206,947	39,048,829
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. (a)	39,743	23,087,106
Applied Materials, Inc.	30,426	21,997,998
Intel Corp. (a)	388,707	54,275,158
QUALCOMM, Inc.	171,174	31,631,244
Skyworks Solutions, Inc. (b)	154,000	10,441,200
Texas Instruments, Inc.	69,935	20,845,525
		162,278,231
Software — 4.4%
Microsoft Corp.	288,048	107,447,665
Salesforce, Inc.	46,273	7,249,128
		114,696,793
Specialty Retail — 2.3%
Home Depot, Inc.	122,624	43,247,032
Ulta Beauty, Inc. (a)	39,530	17,827,240
		61,074,272
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	481,346	139,282,279
Tobacco — 1.2%
Philip Morris International, Inc.	177,458	32,103,927
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	150,116	$25,178,957
Total Common Stocks (Cost $2,151,088,694)		2,593,314,404

Short-Term Investments—0.6%
Short-Term Investment Funds—0.6%
T. Rowe Price Government Reserve Fund
3.680% (c) (d)	16,626,813	16,626,813
Total Short-Term Investments (Cost $16,626,813)		16,626,813

Securities Lending Reinvestments (e)—3.9%
Short-Term Investment Funds—1.4%
Allspring Government Money Market Fund, Select Class 3.570% (d)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	5,000,000	5,000,000
		36,000,000

Certificates of Deposit—0.5%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (f)	1,000,000	1,000,544
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (f)	1,000,000	999,991
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	1,000,000	991,880
Nordea Bank Abp
3.920%, SOFR + 0.300%, 10/02/26 (f)	1,000,000	1,000,154
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (f)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (f)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.810%, SOFR + 0.190%, 08/19/26 (f)	1,000,000	999,998
3.880%, SOFR + 0.260%, 11/30/26 (f)	1,000,000	1,000,000
3.940%, SOFR + 0.320%, 08/17/26 (f)	2,000,000	2,000,336
Toronto-Dominion Bank
3.850%, 08/28/26	1,000,000	1,000,008
		12,993,213
Commercial Paper—0.2%
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (f)	1,000,000	1,000,243
See accompanying notes to financial statements.
BHFTI-480

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Ionic Funding LLC
3.720%, 07/01/26	2,000,000	$1,999,782
Verto Capital I LLC
3.720%, 07/01/26	2,000,000	1,999,784
		4,999,809
Repurchase Agreements—1.8%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $4,200,438; collateralized by various Common Stock with an aggregate market value of $4,681,259	4,200,000	4,200,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $5,000,511; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $5,000,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $2,042,927; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $6,000,637; collateralized by various Common Stock with an aggregate market value of $6,673,341	6,000,000	6,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $338,800; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $345,542	338,766	338,766
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $10,007,369; collateralized by various Common Stock with an aggregate market value of $11,146,262	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,230,523	2,000,000	$2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $6,022,692; collateralized by various Common Stock with an aggregate market value of $6,667,387	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
		47,538,766
Total Securities Lending Reinvestments (Cost $101,530,977)		101,531,788
Total Investments—104.3% (Cost $2,269,246,484)		2,711,473,005
Other assets and liabilities (net)—(4.3)%		(111,851,362)
Net Assets—100.0%		$2,599,621,643

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $106,746,506 and the collateral received consisted of cash in the amount of $101,526,123 and non-cash collateral with a value of $8,038,968. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-481

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of June 30, 2026
T. Rowe Price Government Reserve Fund	$10,005,262	$206,991,072	$(200,369,521)	$16,626,813

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
T. Rowe Price Government Reserve Fund	$377,118	16,626,813
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$757,574,319	$0	$1,052,672,696
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(101,526,123)	$—	$—	$—	$(101,526,123)
Gross amount of recognized liabilities for securities lending transactions					$(101,526,123)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$74,486,470	$—	$—	$74,486,470
Banks	229,650,393	—	—	229,650,393
Beverages	10,388,907	—	—	10,388,907
Biotechnology	37,466,885	—	—	37,466,885
Broadline Retail	166,551,992	—	—	166,551,992
Capital Markets	61,806,414	—	—	61,806,414
Chemicals	82,031,733	—	—	82,031,733
Communications Equipment	45,478,750	—	—	45,478,750
Consumer Staples Distribution & Retail	9,345,989	—	—	9,345,989
Containers & Packaging	26,661,694	—	—	26,661,694
Electric Utilities	56,914,324	—	—	56,914,324
Electrical Equipment	14,801,902	—	—	14,801,902
Electronic Equipment, Instruments & Components	59,681,626	—	—	59,681,626
Energy Equipment & Services	22,374,847	—	—	22,374,847
Entertainment	22,255,021	—	—	22,255,021
Financial Services	40,156,027	—	—	40,156,027
Ground Transportation	67,187,457	—	—	67,187,457
Health Care Equipment & Supplies	30,119,315	—	—	30,119,315
Health Care Providers & Services	127,100,247	—	—	127,100,247
Hotels, Restaurants & Leisure	12,496,520	—	—	12,496,520
Household Products	113,239,863	—	—	113,239,863
Industrial Conglomerates	—	13,291,507	—	13,291,507
Industrial REITs	23,787,077	—	—	23,787,077
See accompanying notes to financial statements.
BHFTI-482

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Insurance	$134,888,096	$—	$—	$134,888,096
Interactive Media & Services	10,431,004	—	—	10,431,004
Life Sciences Tools & Services	42,904,516	—	—	42,904,516
Machinery	131,172,449	—	—	131,172,449
Media	4,488,767	—	—	4,488,767
Multi-Utilities	55,067,454	—	—	55,067,454
Oil, Gas & Consumable Fuels	161,149,867	—	—	161,149,867
Pharmaceuticals	132,274,003	—	—	132,274,003
Residential REITs	39,048,829	—	—	39,048,829
Semiconductors & Semiconductor Equipment	162,278,231	—	—	162,278,231
Software	114,696,793	—	—	114,696,793
Specialty Retail	61,074,272	—	—	61,074,272
Technology Hardware, Storage & Peripherals	139,282,279	—	—	139,282,279
Tobacco	32,103,927	—	—	32,103,927
Wireless Telecommunication Services	25,178,957	—	—	25,178,957
Total Common Stocks	2,580,022,897	13,291,507	—	2,593,314,404
Total Short-Term Investments*	16,626,813	—	—	16,626,813
Securities Lending Reinvestments
Short-Term Investment Funds	36,000,000	—	—	36,000,000
Certificates of Deposit	—	12,993,213	—	12,993,213
Commercial Paper	—	4,999,809	—	4,999,809
Repurchase Agreements	—	47,538,766	—	47,538,766
Total Securities Lending Reinvestments	36,000,000	65,531,788	—	101,531,788
Total Investments	$2,632,649,710	$78,823,295	$—	$2,711,473,005
Collateral for Securities Loaned (Liability)	$—	$(101,526,123)	$—	$(101,526,123)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-483

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,694,846,192
Affiliated investments at value (c)	16,626,813
Cash	2,293,123
Cash denominated in foreign currencies (d)	230
Receivable for:
Investments sold	79,379,056
Fund shares sold	158,749
Dividends and interest	3,504,488
Dividends on affiliated investments	270,106
Total Assets	2,797,078,757
Liabilities
Collateral for securities loaned	101,526,123
Payable for:
Investments purchased	92,905,606
Fund shares redeemed	1,068,940
Accrued Expenses:
Management fees	1,057,004
Distribution and service fees	230,381
Deferred trustees’ fees	269,684
Other expenses	399,376
Total Liabilities	197,457,114
Net Assets	$2,599,621,643
Net Assets Consist of:
Paid in surplus	$1,747,267,512
Distributable earnings (Accumulated losses)	852,354,131
Net Assets	$2,599,621,643
Net Assets
Class A	$1,346,308,488
Class B	937,316,734
Class E	315,996,421
Capital Shares Outstanding*
Class A	46,008,865
Class B	32,610,491
Class E	10,900,281
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$29.26
Class B	28.74
Class E	28.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,252,619,671.
(b)	Includes securities loaned at value of $106,746,506.
(c)	Identified cost of affiliated investments was $16,626,813.
(d)	Identified cost of cash denominated in foreign currencies was $235.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$24,153,005
Dividends from affiliated investments	377,118
Securities lending income, net	87,252
Total investment income	24,617,375
Expenses
Management fees	7,222,634
Administration fees	58,442
Custodian and accounting fees	56,522
Distribution and service fees—Class B	1,127,112
Distribution and service fees—Class E	227,479
Audit and tax services	25,040
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	49,706
Insurance	10,633
Miscellaneous	12,038
Total expenses	8,852,595
Less management fee waiver	(940,150)
Net expenses	7,912,445
Net Investment Income	16,704,930
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	400,597,657
Foreign currency transactions	(170,780)
Net realized gain (loss)	400,426,877
Net change in unrealized appreciation (depreciation) on:
Investments	(6,421,244)
Foreign currency transactions	(213,734)
Net change in unrealized appreciation (depreciation)	(6,634,978)
Net realized and unrealized gain (loss)	393,791,899
Net Increase (Decrease) in Net Assets From Operations	$410,496,829

(a)	Net of foreign withholding taxes of $407,349.
See accompanying notes to financial statements.
BHFTI-484

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,704,930	$42,719,294
Net realized gain (loss)	400,426,877	177,833,786
Net change in unrealized appreciation (depreciation)	(6,634,978)	70,374,267
Increase (decrease) in net assets from operations	410,496,829	290,927,347
From Distributions to Shareholders
Class A	(115,290,166)	(151,012,103)
Class B	(79,244,019)	(98,639,728)
Class E	(26,838,015)	(32,514,339)
Total distributions	(221,372,200)	(282,166,170)
Increase (decrease) in net assets from capital share transactions	(99,191,160)	(29,033,836)
Total increase (decrease) in net assets	89,933,469	(20,272,659)
Net Assets
Beginning of period	2,509,688,174	2,529,960,833
End of period	$2,599,621,643	$2,509,688,174

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	108,973	$3,197,444	652,479	$17,686,473
Reinvestments	3,985,142	115,290,166	6,067,180	151,012,103
Redemptions	(6,720,563)	(198,469,051)	(6,842,562)	(183,303,686)
Net increase (decrease)	(2,626,448)	$(79,981,441)	(122,903)	$(14,605,110)
Class B
Sales	296,002	$8,506,546	1,236,008	$32,346,319
Reinvestments	2,788,319	79,244,019	4,027,755	98,639,728
Redemptions	(3,669,729)	(105,437,451)	(5,370,358)	(141,373,835)
Net increase (decrease)	(585,408)	$(17,686,886)	(106,595)	$(10,387,788)
Class E
Sales	84,779	$2,463,820	244,287	$6,423,978
Reinvestments	936,428	26,838,015	1,317,437	32,514,339
Redemptions	(1,056,449)	(30,824,668)	(1,617,339)	(42,979,255)
Net increase (decrease)	(35,242)	$(1,522,833)	(55,615)	$(4,040,938)
Increase (decrease) derived from capital shares transactions		$(99,191,160)		$(29,033,836)
See accompanying notes to financial statements.
BHFTI-485

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.25	$27.37	$26.35	$28.77	$35.57	$28.77
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.48	0.54	0.64	0.63	0.56
Net realized and unrealized gain (loss)	4.51	2.59	2.40	1.75	(2.66)	6.96
Total income (loss) from investment operations	4.72	3.07	2.94	2.39	(2.03)	7.52
Less Distributions
Distributions from net investment income	(0.53)	(0.57)	(0.64)	(0.60)	(0.62)	(0.68)
Distributions from net realized capital gains	(2.18)	(2.62)	(1.28)	(4.21)	(4.15)	(0.04)
Total distributions	(2.71)	(3.19)	(1.92)	(4.81)	(4.77)	(0.72)
Net Asset Value, End of Period	$29.26	$27.25	$27.37	$26.35	$28.77	$35.57
Total Return (%) (b)	17.45 (c)	12.32	11.37	9.91	(4.89)	26.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.52 (d)	0.52	0.52	0.52	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	1.42 (d)	1.81	1.97	2.42	2.02	1.68
Portfolio turnover rate (%)	30 (c)	40	29	29	30	16
Net assets, end of period (in millions)	$1,346.3	$1,325.4	$1,334.5	$1,407.8	$1,409.1	$1,839.4

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.78	$26.94	$25.97	$28.40	$35.17	$28.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.41	0.47	0.56	0.55	0.47
Net realized and unrealized gain (loss)	4.43	2.54	2.35	1.75	(2.63)	6.89
Total income (loss) from investment operations	4.60	2.95	2.82	2.31	(2.08)	7.36
Less Distributions
Distributions from net investment income	(0.46)	(0.49)	(0.57)	(0.53)	(0.54)	(0.62)
Distributions from net realized capital gains	(2.18)	(2.62)	(1.28)	(4.21)	(4.15)	(0.04)
Total distributions	(2.64)	(3.11)	(1.85)	(4.74)	(4.69)	(0.66)
Net Asset Value, End of Period	$28.74	$26.78	$26.94	$25.97	$28.40	$35.17
Total Return (%) (b)	17.28 (c)	12.05	11.11	9.64	(5.15)	25.98
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.77 (d)	0.77	0.77	0.77	0.76	0.76
Ratio of net investment income (loss) to average net assets (%)	1.18 (d)	1.56	1.71	2.17	1.79	1.44
Portfolio turnover rate (%)	30 (c)	40	29	29	30	16
Net assets, end of period (in millions)	$937.3	$889.0	$897.2	$928.1	$928.9	$1,078.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-486

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.00	$27.14	$26.15	$28.57	$35.36	$28.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.44	0.50	0.59	0.58	0.51
Net realized and unrealized gain (loss)	4.48	2.56	2.37	1.76	(2.65)	6.92
Total income (loss) from investment operations	4.66	3.00	2.87	2.35	(2.07)	7.43
Less Distributions
Distributions from net investment income	(0.49)	(0.52)	(0.60)	(0.56)	(0.57)	(0.64)
Distributions from net realized capital gains	(2.18)	(2.62)	(1.28)	(4.21)	(4.15)	(0.04)
Total distributions	(2.67)	(3.14)	(1.88)	(4.77)	(4.72)	(0.68)
Net Asset Value, End of Period	$28.99	$27.00	$27.14	$26.15	$28.57	$35.36
Total Return (%) (b)	17.37 (c)	12.16	11.18	9.78	(5.07)	26.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.74	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (e) (f)	0.67 (d)	0.67	0.67	0.67	0.66	0.66
Ratio of net investment income (loss) to average net assets (%)	1.28 (d)	1.66	1.82	2.27	1.88	1.53
Portfolio turnover rate (%)	30 (c)	40	29	29	30	16
Net assets, end of period (in millions)	$316.0	$295.3	$298.3	$306.2	$308.0	$374.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-487

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.8%
Arxis, Inc. - Class A (a) (b)	59,610	$2,750,406
BWX Technologies, Inc. (a)	30,400	5,917,360
HEICO Corp. (a)	11,500	4,096,185
Rocket Lab Corp. (b)	68,100	6,922,365
StandardAero, Inc. (a) (b)	155,829	4,660,845
Textron, Inc.	113,361	10,398,605
Woodward, Inc.	18,653	7,935,732
		42,681,498
Biotechnology — 7.0%
Alnylam Pharmaceuticals, Inc. (b)	56,621	17,044,620
Ascendis Pharma AS (a) (b)	31,601	8,428,619
BioNTech SE (ADR) (a) (b)	47,320	4,403,126
Caris Life Sciences, Inc. (a) (b)	122,543	2,183,716
CG oncology, Inc. (a) (b)	34,435	2,446,607
CRISPR Therapeutics AG (a) (b)	51,292	2,797,466
Cytokinetics, Inc. (a) (b)	95,789	8,160,265
Dianthus Therapeutics, Inc. (a) (b)	25,100	2,446,748
Insmed, Inc. (b)	41,000	4,371,420
Ionis Pharmaceuticals, Inc. (a) (b)	99,090	7,856,846
Kymera Therapeutics, Inc. (a) (b)	22,800	2,614,476
Natera, Inc. (b)	29,083	7,894,580
Oruka Therapeutics, Inc. (b)	5,233	498,024
Revolution Medicines, Inc. (b)	16,500	3,090,120
Vaxcyte, Inc. (a) (b)	66,632	3,873,318
		78,109,951
Building Products — 0.8%
Madison Air Solutions Corp. - Class A (a) (b)	61,495	2,398,305
Modine Manufacturing Co. (a) (b)	25,500	6,809,010
		9,207,315
Capital Markets — 4.6%
Bullish (b)	29,028	680,126
Cboe Global Markets, Inc.	28,889	7,010,493
MSCI, Inc.	27,442	15,368,618
Raymond James Financial, Inc. (a)	71,988	10,944,336
Robinhood Markets, Inc. - Class A (b)	83,000	8,323,240
TPG, Inc. (a)	20,044	812,784
Tradeweb Markets, Inc. - Class A	84,612	8,432,432
		51,572,029
Commercial Services & Supplies — 2.5%
RB Global, Inc.	84,832	9,878,686
Veralto Corp.	172,688	15,313,972
Waste Connections, Inc.	17,000	2,833,730
		28,026,388
Communications Equipment — 0.9%
Lumentum Holdings, Inc. (b)	12,400	10,639,944
Construction & Engineering — 1.6%
API Group Corp. (b)	131,984	5,589,522
MasTec, Inc. (b)	15,400	6,407,324
Security Description	Shares	Value
Construction & Engineering—(Continued)
Quanta Services, Inc.	7,800	$5,616,312
		17,613,158
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	16,931	9,764,108
Consumer Staples Distribution & Retail — 3.4%
Casey's General Stores, Inc.	8,292	6,590,399
Dollar Tree, Inc. (a) (b)	132,271	15,998,177
U.S. Foods Holding Corp. (b)	147,372	15,068,787
		37,657,363
Containers & Packaging — 0.5%
Avery Dennison Corp. (a)	35,520	5,766,672
Distributors — 1.0%
Pool Corp. (a)	49,900	10,723,510
Diversified Consumer Services — 1.8%
Liberty Live Holdings, Inc. - Class C (b)	103,591	10,943,353
McGraw Hill, Inc. (b)	29,661	280,890
Service Corp. International (a)	113,351	8,610,142
		19,834,385
Electric Utilities — 0.8%
NRG Energy, Inc.	62,100	9,070,326
Electrical Equipment — 0.5%
nVent Electric PLC	33,200	5,631,052
Electronic Equipment, Instruments & Components — 4.1%
Fabrinet (b)	18,812	10,573,849
Keysight Technologies, Inc. (b)	67,343	23,574,764
Ralliant Corp.	58,163	4,282,542
TD SYNNEX Corp.	30,072	8,039,448
		46,470,603
Energy Equipment & Services — 1.3%
SLB Ltd.	10,917	507,531
TechnipFMC PLC (a)	204,442	13,554,505
		14,062,036
Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One - Class C (b)	85,252	8,110,875
Live Nation Entertainment, Inc. (a) (b)	21,603	3,955,726
		12,066,601
Financial Services — 0.2%
Rocket Cos., Inc. - Class A (a) (b)	148,700	2,342,025
Ground Transportation — 2.2%
Old Dominion Freight Line, Inc.	61,455	13,311,153
XPO, Inc. (a) (b)	54,400	11,167,776
		24,478,929
See accompanying notes to financial statements.
BHFTI-488

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies — 3.1%
Cooper Cos., Inc. (b)	190,798	$13,682,125
Insulet Corp. (b)	38,117	5,803,313
Medline, Inc. - Class A (a) (b)	118,820	4,686,261
Teleflex, Inc. (a)	80,623	10,219,771
		34,391,470
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. (b)	15,300	2,862,324
Health Care Technology — 1.2%
Veeva Systems, Inc. - Class A (b)	78,205	13,879,041
Hotels, Restaurants & Leisure — 7.4%
Domino's Pizza, Inc. (a)	34,221	10,130,785
Dutch Bros, Inc. - Class A (a) (b)	59,900	4,301,419
Hilton Worldwide Holdings, Inc.	34,528	11,410,123
Planet Fitness, Inc. - Class A (b)	138,400	7,220,328
Sportradar Group AG - Class A (b)	262,386	3,927,918
Viking Holdings Ltd. (b)	146,974	15,383,769
Wingstop, Inc. (a)	17,942	3,111,322
Wyndham Hotels & Resorts, Inc.	82,883	6,979,578
Yum! Brands, Inc.	125,676	20,090,565
		82,555,807
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co. - Class A (b)	32,149	939,715
Industrial Conglomerates — 0.2%
Bending Spoons SpA - Class C † (b) (c) (d)	145,840	2,078,403
Insurance — 1.8%
Assurant, Inc. (a)	63,800	17,132,214
Ryan Specialty Holdings, Inc. (a)	92,542	3,494,386
		20,626,600
Interactive Media & Services — 1.0%
Reddit, Inc. - Class A (b)	66,614	11,562,858
IT Services — 2.6%
Cloudflare, Inc. - Class A (b)	49,000	12,018,720
MongoDB, Inc. (b)	15,537	5,218,878
Snowflake, Inc. - Class A (b)	48,400	12,317,800
		29,555,398
Life Sciences Tools & Services — 5.8%
Agilent Technologies, Inc.	198,800	26,406,604
Mettler-Toledo International, Inc. (a) (b)	17,823	22,769,061
West Pharmaceutical Services, Inc.	44,682	16,040,838
		65,216,503
Machinery — 3.1%
Esab Corp. (a)	121,574	11,990,844
Esab Corp. † (b)	9,915	977,916
Ingersoll Rand, Inc. (a)	156,094	12,798,147
ITT, Inc.	42,833	8,470,654
		34,237,561
Security Description	Shares	Value
Media — 1.0%
New York Times Co. - Class A	167,400	$11,714,652
Oil, Gas & Consumable Fuels — 2.7%
Cenovus Energy, Inc.	158,300	3,927,423
Cheniere Energy, Inc.	17,600	4,206,576
DT Midstream, Inc. (a)	55,340	8,120,591
EQT Corp.	159,628	8,487,421
Permian Resources Corp. - Class A	296,000	5,449,360
		30,191,371
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc. (a) (b)	463,939	11,417,539
Professional Services — 3.6%
Booz Allen Hamilton Holding Corp.	109,673	6,653,861
Paylocity Holding Corp. (b)	78,199	8,174,141
TransUnion	165,078	11,908,727
UL Solutions, Inc. - Class A (a)	134,373	13,687,234
		40,423,963
Semiconductors & Semiconductor Equipment — 9.7%
Astera Labs, Inc. (a) (b)	21,400	10,336,628
Cerebras Systems, Inc. - Class A (a) (b)	5,573	1,231,633
Credo Technology Group Holding Ltd. (b)	24,600	6,689,970
Lattice Semiconductor Corp. (a) (b)	124,000	18,967,040
MACOM Technology Solutions Holdings, Inc. (a) (b)	58,027	22,071,730
Microchip Technology, Inc.	133,881	12,209,947
NXP Semiconductors NV	19,677	5,529,827
Qnity Electronics, Inc.	17,700	2,890,587
SiTime Corp. (b)	9,300	6,933,708
Teradyne, Inc.	45,840	22,179,226
		109,040,296
Software — 8.1%
Atlassian Corp. - Class A (b)	48,873	3,801,831
Aurora Innovation, Inc. (a) (b)	557,688	3,803,432
BlackBerry Ltd. (b)	308,600	3,903,790
Datadog, Inc. - Class A (b)	80,100	20,854,836
Descartes Systems Group, Inc. (b)	48,056	3,327,397
Guidewire Software, Inc. (a) (b)	30,150	3,709,957
Manhattan Associates, Inc. (b)	82,616	11,504,278
PTC, Inc. (b)	133,956	15,218,741
Tyler Technologies, Inc. (a) (b)	47,256	13,820,490
Unity Software, Inc. (b)	108,703	3,106,732
Zoom Communications, Inc. (b)	96,345	8,315,537
		91,367,021
Specialty Retail — 2.6%
Burlington Stores, Inc. (b)	60,268	19,092,902
Ulta Beauty, Inc. (b)	22,414	10,108,266
		29,201,168
Technology Hardware, Storage & Peripherals — 0.9%
Everpure, Inc. - Class A (b)	135,101	10,644,608
See accompanying notes to financial statements.
BHFTI-489

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Birkenstock Holding PLC (a) (b)	207,187	$8,915,257
Trading Companies & Distributors — 1.3%
Ferguson Enterprises, Inc.	62,738	14,889,610
Total Common Stocks (Cost $908,896,545)		1,091,429,058

Convertible Preferred Stocks—0.6%
Automobiles — 0.1%
Nuro, Inc. - Series D † (b) (c) (d)	37,838	578,543
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	43,934	662,085
		1,240,628
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (b) (c) (d)	18,350	863,735
Software — 0.4%
Databricks, Inc. - Series H † (b) (c) (d)	11,738	2,614,522
Databricks, Inc. - Series I † (b) (c) (d)	4,164	927,489
Databricks, Inc. - Series J † (b) (c) (d)	7,056	1,571,654
		5,113,665
Total Convertible Preferred Stocks (Cost $5,293,184)		7,218,028

Short-Term Investments—2.1%
Short-Term Investment Funds—2.1%
T. Rowe Price Government Reserve Fund
3.680% (e) (f)	22,894,207	22,894,207
Total Short-Term Investments (Cost $22,894,207)		22,894,207

Securities Lending Reinvestments (g)—14.9%
Short-Term Investment Funds—6.0%
Allspring Government Money Market Fund, Select Class 3.570% (f)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (f)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	12,000,000	12,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (f)	12,000,000	12,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (f)	12,000,000	12,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (f)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (f)	2,000,000	2,000,000
		67,000,000

Security Description	Principal Amount*	Value

Certificates of Deposit—1.2%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (h)	1,000,000	$1,000,544
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	1,000,000	991,880
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (h)	2,000,000	2,000,494
Nordea Bank Abp
3.920%, SOFR + 0.300%, 10/02/26 (h)	1,000,000	1,000,154
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (h)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (h)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.880%, SOFR + 0.260%, 11/30/26 (h)	1,000,000	1,000,000
3.940%, SOFR + 0.320%, 08/17/26 (h)	2,000,000	2,000,336
Toronto-Dominion Bank
3.850%, 08/28/26	2,000,000	2,000,016
		13,993,726
Commercial Paper—1.2%
Britannia Funding Co. LLC
3.850%, 09/01/26	1,000,000	992,964
3.880%, SOFR + 0.260%, 08/11/26 (h)	5,000,000	4,999,745
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (h)	1,000,000	1,000,243
Ionic Funding LLC
3.720%, 07/01/26	2,000,000	1,999,782
3.850%, 08/04/26	2,000,000	1,992,296
Salisbury Receivables Co. LLC
3.850%, 09/04/26	1,000,000	992,743
Verto Capital I LLC
3.720%, 07/01/26	2,000,000	1,999,784
		13,977,557
Repurchase Agreements—6.3%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $3,900,406; collateralized by various Common Stock with an aggregate market value of $4,346,883	3,900,000	3,900,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $5,000,511; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $5,100,001	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTI-490

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,000,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $8,171,707; collateralized by various Common Stock with an aggregate market value of $8,800,001	8,000,000	8,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $3,000,318; collateralized by various Common Stock with an aggregate market value of $3,336,671	3,000,000	3,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,807,644; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,883,415	3,807,253	3,807,253
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,608	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $19,014,002; collateralized by various Common Stock with an aggregate market value of $21,177,898	19,000,000	19,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $557,631	500,000	500,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $3,011,346; collateralized by various Common Stock with an aggregate market value of $3,333,694	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $2,000,216; collateralized by various Common Stock with an aggregate market value of $2,223,899	2,000,000	$2,000,000
		70,207,253
Time Deposit—0.2%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (h)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $167,178,610)		167,178,536
Total Investments—114.9% (Cost $1,104,262,546)		1,288,719,829
Other assets and liabilities (net)—(14.9)%		(166,711,234)
Net Assets—100.0%		$1,122,008,595

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was $10,274,347, which is 0.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $189,794,982 and the collateral received consisted of cash in the amount of $167,162,100 and non-cash collateral with a value of $25,980,215. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.8% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-491

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bending Spoons SpA - Class C	10/28/25	145,840	$1,296,982	$2,078,403
Databricks, Inc. - Series H	08/31/21	11,738	862,557	2,614,522
Databricks, Inc. - Series I	09/14/23	4,164	306,054	927,489
Databricks, Inc. - Series J	12/17/24	7,056	652,680	1,571,654
Esab Corp.	02/02/26	9,915	1,130,310	977,916
Nuro, Inc. - Series D	10/29/21	37,838	788,760	578,543
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	863,735
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	662,085
				$10,274,347
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of June 30, 2026
T. Rowe Price Government Reserve Fund	$37,723,685	$94,101,825	$(108,931,303)	$22,894,207

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
T. Rowe Price Government Reserve Fund	$651,230	22,894,207
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$398,460,800	$0	$455,209,558
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(167,162,100)	$—	$—	$—	$(167,162,100)
Gross amount of recognized liabilities for securities lending transactions					$(167,162,100)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$42,681,498	$—	$—	$42,681,498
Biotechnology	78,109,951	—	—	78,109,951
Building Products	9,207,315	—	—	9,207,315
Capital Markets	51,572,029	—	—	51,572,029
Commercial Services & Supplies	28,026,388	—	—	28,026,388
Communications Equipment	10,639,944	—	—	10,639,944
Construction & Engineering	17,613,158	—	—	17,613,158
Construction Materials	9,764,108	—	—	9,764,108
See accompanying notes to financial statements.
BHFTI-492

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Consumer Staples Distribution & Retail	$37,657,363	$—	$—	$37,657,363
Containers & Packaging	5,766,672	—	—	5,766,672
Distributors	10,723,510	—	—	10,723,510
Diversified Consumer Services	19,834,385	—	—	19,834,385
Electric Utilities	9,070,326	—	—	9,070,326
Electrical Equipment	5,631,052	—	—	5,631,052
Electronic Equipment, Instruments & Components	46,470,603	—	—	46,470,603
Energy Equipment & Services	14,062,036	—	—	14,062,036
Entertainment	12,066,601	—	—	12,066,601
Financial Services	2,342,025	—	—	2,342,025
Ground Transportation	24,478,929	—	—	24,478,929
Health Care Equipment & Supplies	34,391,470	—	—	34,391,470
Health Care Providers & Services	2,862,324	—	—	2,862,324
Health Care Technology	13,879,041	—	—	13,879,041
Hotels, Restaurants & Leisure	82,555,807	—	—	82,555,807
Independent Power and Renewable Electricity Producers	939,715	—	—	939,715
Industrial Conglomerates	—	—	2,078,403	2,078,403
Insurance	20,626,600	—	—	20,626,600
Interactive Media & Services	11,562,858	—	—	11,562,858
IT Services	29,555,398	—	—	29,555,398
Life Sciences Tools & Services	65,216,503	—	—	65,216,503
Machinery	34,237,561	—	—	34,237,561
Media	11,714,652	—	—	11,714,652
Oil, Gas & Consumable Fuels	30,191,371	—	—	30,191,371
Pharmaceuticals	11,417,539	—	—	11,417,539
Professional Services	40,423,963	—	—	40,423,963
Semiconductors & Semiconductor Equipment	109,040,296	—	—	109,040,296
Software	91,367,021	—	—	91,367,021
Specialty Retail	29,201,168	—	—	29,201,168
Technology Hardware, Storage & Peripherals	10,644,608	—	—	10,644,608
Textiles, Apparel & Luxury Goods	8,915,257	—	—	8,915,257
Trading Companies & Distributors	14,889,610	—	—	14,889,610
Total Common Stocks	1,089,350,655	—	2,078,403	1,091,429,058
Total Convertible Preferred Stocks*	—	—	7,218,028	7,218,028
Total Short-Term Investments*	22,894,207	—	—	22,894,207
Securities Lending Reinvestments
Short-Term Investment Funds	67,000,000	—	—	67,000,000
Certificates of Deposit	—	13,993,726	—	13,993,726
Commercial Paper	—	13,977,557	—	13,977,557
Repurchase Agreements	—	70,207,253	—	70,207,253
Time Deposit	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	67,000,000	100,178,536	—	167,178,536
Total Investments	$1,179,244,862	$100,178,536	$9,296,431	$1,288,719,829
Collateral for Securities Loaned (Liability)	$—	$(167,162,100)	$—	$(167,162,100)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTI-493

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,265,825,622
Affiliated investments at value (c)	22,894,207
Cash	1,301,203
Receivable for:
Investments sold	1,814,105
Fund shares sold	357,514
Dividends and interest	211,060
Dividends on affiliated investments	171,331
Total Assets	1,292,575,042
Liabilities
Collateral for securities loaned	167,162,100
Payable for:
Investments purchased	1,005,274
Fund shares redeemed	1,150,116
Accrued Expenses:
Management fees	563,867
Distribution and service fees	153,823
Deferred trustees’ fees	269,684
Other expenses	261,583
Total Liabilities	170,566,447
Net Assets	$1,122,008,595
Net Assets Consist of:
Paid in surplus	$868,908,127
Distributable earnings (Accumulated losses)	253,100,468
Net Assets	$1,122,008,595
Net Assets
Class A	$347,942,722
Class B	761,644,153
Class E	12,421,720
Capital Shares Outstanding*
Class A	43,812,066
Class B	128,011,682
Class E	1,839,966
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.94
Class B	5.95
Class E	6.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,081,368,339.
(b)	Includes securities loaned at value of $189,794,982.
(c)	Identified cost of affiliated investments was $22,894,207.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,962,306
Dividends from affiliated investments	651,230
Securities lending income, net	145,076
Total investment income	3,758,612
Expenses
Management fees	4,121,815
Administration fees	31,524
Custodian and accounting fees	28,962
Distribution and service fees—Class B	935,729
Distribution and service fees—Class E	9,346
Audit and tax services	29,316
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	45,152
Insurance	4,972
Miscellaneous	8,540
Total expenses	5,278,344
Less management fee waiver	(671,159)
Net expenses	4,607,185
Net Investment Loss	(848,573)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	72,606,884
Foreign currency transactions	(160)
Net realized gain (loss)	72,606,724
Net change in unrealized appreciation (depreciation) on investments	(18,766,426)
Net realized and unrealized gain (loss)	53,840,298
Net Increase (Decrease) in Net Assets From Operations	$52,991,725

(a)	Net of foreign withholding taxes of $12,459.
See accompanying notes to financial statements.
BHFTI-494

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(848,573)	$(1,368,305)
Net realized gain (loss)	72,606,724	133,799,124
Net change in unrealized appreciation (depreciation)	(18,766,426)	(91,173,495)
Increase (decrease) in net assets from operations	52,991,725	41,257,324
From Distributions to Shareholders
Class A	(34,515,232)	(48,651,060)
Class B	(97,330,612)	(140,137,222)
Class E	(1,420,561)	(2,224,791)
Total distributions	(133,266,405)	(191,013,073)
Increase (decrease) in net assets from capital share transactions	61,833,461	59,492,879
Total increase (decrease) in net assets	(18,441,219)	(90,262,870)
Net Assets
Beginning of period	1,140,449,814	1,230,712,684
End of period	$1,122,008,595	$1,140,449,814

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	529,394	$4,421,608	1,127,350	$9,837,923
Reinvestments	4,529,558	34,515,232	6,021,171	48,651,060
Redemptions	(2,435,703)	(20,460,235)	(4,715,706)	(41,375,605)
Net increase (decrease)	2,623,249	$18,476,605	2,432,815	$17,113,378
Class B
Sales	891,967	$5,754,033	3,460,409	$23,815,345
Reinvestments	17,045,641	97,330,612	22,314,844	140,137,222
Redemptions	(9,180,216)	(59,872,748)	(17,813,890)	(121,387,529)
Net increase (decrease)	8,757,392	$43,211,897	7,961,363	$42,565,038
Class E
Sales	18,472	$136,028	28,734	$221,360
Reinvestments	219,222	1,420,561	317,827	2,224,791
Redemptions	(193,546)	(1,411,630)	(349,858)	(2,631,688)
Net increase (decrease)	44,148	$144,959	(3,297)	$(185,537)
Increase (decrease) derived from capital shares transactions		$61,833,461		$59,492,879
See accompanying notes to financial statements.
BHFTI-495

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.43	$9.44	$9.51	$8.32	$13.10	$12.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00 (b)	0.00 (b)	0.01	0.02	0.00 (b)	(0.04)
Net realized and unrealized gain (loss)	0.38	0.30	0.86	1.62	(2.99)	1.84
Total income (loss) from investment operations	0.38	0.30	0.87	1.64	(2.99)	1.80
Less Distributions
Distributions from net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00
Distributions from net realized capital gains	(0.87)	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)
Total distributions	(0.87)	(1.31)	(0.94)	(0.45)	(1.79)	(1.18)
Net Asset Value, End of Period	$7.94	$8.43	$9.44	$9.51	$8.32	$13.10
Total Return (%) (c)	4.97 (d)	3.75	9.59	20.11	(22.33)	15.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (e)	0.79	0.78	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (f) (g)	0.67 (e)	0.66	0.68	0.67	0.67	0.73
Ratio of net investment income (loss) to average net assets (%)	0.02 (e)	0.06	0.08	0.19	0.01	(0.27)
Portfolio turnover rate (%)	37 (d)	37	22	22	23	15
Net assets, end of period (in millions)	$347.9	$347.3	$365.9	$396.8	$375.8	$522.8

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.54	$7.64	$7.87	$6.97	$11.39	$11.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.01)	(0.00) (b)	(0.02)	(0.06)
Net realized and unrealized gain (loss)	0.29	0.22	0.70	1.35	(2.61)	1.61
Total income (loss) from investment operations	0.28	0.21	0.69	1.35	(2.63)	1.55
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(0.87)	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)
Total distributions	(0.87)	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)
Net Asset Value, End of Period	$5.95	$6.54	$7.64	$7.87	$6.97	$11.39
Total Return (%) (c)	4.87 (d)	3.42	9.31	19.84	(22.53)	14.87 (h)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (e)	1.04	1.03	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (f) (g)	0.92 (e)	0.91	0.93	0.92	0.92	0.98
Ratio of net investment income (loss) to average net assets (%)	(0.23) (e)	(0.19)	(0.17)	(0.06)	(0.24)	(0.52)
Portfolio turnover rate (%)	37 (d)	37	22	22	23	15
Net assets, end of period (in millions)	$761.6	$780.1	$849.8	$907.1	$843.5	$1,187.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-496

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.30	$8.36	$8.53	$7.51	$12.08	$11.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	(0.01)	(0.01)	0.00 (b)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	0.32	0.26	0.77	1.47	(2.77)	1.70
Total income (loss) from investment operations	0.32	0.25	0.76	1.47	(2.78)	1.65
Less Distributions
Distributions from net investment income	0.00	0.00	(0.01)	0.00	0.00	0.00
Distributions from net realized capital gains	(0.87)	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)
Total distributions	(0.87)	(1.31)	(0.93)	(0.45)	(1.79)	(1.18)
Net Asset Value, End of Period	$6.75	$7.30	$8.36	$8.53	$7.51	$12.08
Total Return (%) (c)	4.91 (d)	3.62	9.35	20.01	(22.50)	14.98
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (e)	0.94	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (f) (g)	0.82 (e)	0.81	0.83	0.82	0.82	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.13) (e)	(0.09)	(0.07)	0.04	(0.14)	(0.42)
Portfolio turnover rate (%)	37 (d)	37	22	22	23	15
Net assets, end of period (in millions)	$12.4	$13.1	$15.0	$16.3	$15.4	$24.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2026 and for the years ended December 31, 2025,
2024, 2023 and 2022; and 0.04% for the year ended December 31, 2021. (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-497

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—37.3% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 37.3%
U.S. Treasury Bonds
5.000%, 05/15/46 (a)	37,620,000	$37,902,150
5.000%, 05/15/56 (a)	52,430,000	52,987,069
U.S. Treasury Notes
4.000%, 05/31/28 (a)	34,444,000	34,343,090
4.125%, 06/30/28	83,945,000	83,902,372
4.125%, 06/15/29	32,135,000	32,104,873
4.125%, 05/31/31 (a)	88,936,800	88,610,235
4.125%, 06/30/31	87,689,000	87,380,719
4.250%, 05/31/33	2,165,000	2,156,881
4.250%, 06/30/33	15,190,000	15,130,664
4.375%, 05/15/36 (a)	37,702,000	37,566,508
Total U.S. Treasury & Government Agencies (Cost $470,640,319)		472,084,561

Agency Sponsored Mortgage-Backed Securities—35.7%
Agency Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	496,945	441,636
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.128%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	2,070,367	2,072,762
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 01/25/51 (c)	7,388,533	876,613
4.000%, 11/15/52 (c)	5,885,288	1,316,226
Federal National Mortgage Association Interest STRIPS
2.000%, 07/25/50 (c)	3,400,164	421,106
2.000%, 07/25/51 (c)	9,832,492	1,212,957
2.000%, 09/25/51 (c)	3,952,989	491,006
2.000%, 03/25/52 (c)	8,315,379	1,041,598
2.000%, 10/25/52 (c)	6,042,197	753,590
4.000%, 07/25/53 (c)	3,693,863	811,783
Federal National Mortgage Association REMICS
2.000%, 07/25/52 (c)	46,437,768	5,910,850
3.000%, 06/25/48	1,152,838	1,007,715
3.500%, 01/25/47	241,416	239,536
3.500%, 06/25/47	538,706	524,330
Government National Mortgage Association REMICS
3.500%, 09/20/48	955,651	881,659
		18,003,367
Agency Mortgage-Backed Securities — 34.2%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	8,120,220	6,514,405
2.000%, 04/01/52	5,279,242	4,235,302
2.500%, 02/01/52	6,710,286	5,644,824
2.500%, 05/01/52	3,588,777	3,017,134
3.000%, 01/01/50	3,908,701	3,477,408
3.000%, 05/01/52	4,562,911	4,026,026
3.500%, 01/01/44	1,284,580	1,202,240
3.500%, 04/01/45	1,955,570	1,823,042
3.500%, 11/01/45	207,587	192,955
3.500%, 06/01/46	751,311	692,575
3.500%, 08/01/46	862,523	801,072
3.500%, 12/01/47	2,298,626	2,118,988
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 01/01/48	8,129,646	$7,554,730
4.000%, 01/01/45	1,346,551	1,291,173
4.000%, 12/01/45	3,047,908	2,929,473
4.000%, 03/01/48	258,426	248,785
4.000%, 06/01/48	17,634	16,774
4.000%, 11/01/48	413,325	395,984
4.000%, 10/01/52	6,195,724	5,799,424
4.000%, 01/01/54	6,837,880	6,400,429
4.500%, 10/01/48	876,367	853,426
4.500%, 08/01/52	1,931,170	1,855,835
4.500%, 10/01/52	2,833,428	2,729,056
4.500%, 11/01/52	6,214,824	5,978,142
4.500%, 10/01/53	3,498,128	3,364,931
4.500%, 02/01/56	2,373,278	2,274,429
5.000%, 06/01/48	247,104	246,624
5.000%, 08/01/48	37,338	37,375
5.000%, 10/01/48	467,247	466,340
Federal National Mortgage Association
2.000%, 08/01/40	1,723,878	1,502,125
2.000%, 11/01/40	229,381	201,292
2.000%, 07/01/41	2,800,587	2,432,712
2.000%, 10/01/50	1,486,549	1,199,501
2.000%, 02/01/51	4,817,860	3,881,177
2.000%, 03/01/51	7,450,034	5,998,247
2.000%, 12/01/51	7,592,732	6,095,322
2.000%, 03/01/52	6,042,473	4,851,424
2.000%, 04/01/52	9,341,885	7,554,655
2.000%, 10/01/52	11,696,363	9,382,577
2.500%, 05/01/51	6,709,813	5,696,915
2.500%, 12/01/51	6,873,003	5,835,338
2.500%, 01/01/52	550,100	462,625
2.500%, 02/01/52	7,076,447	5,945,564
3.000%, 07/01/45	5,342,874	4,853,877
3.000%, 09/01/49	2,817,297	2,499,872
3.000%, 10/01/49	793,875	692,692
3.500%, 01/01/44	1,652,414	1,551,837
3.500%, 01/01/48	1,951,845	1,799,122
3.500%, 02/01/48	928,614	854,125
4.000%, 08/01/42	222,516	210,431
4.000%, 06/01/47	506,514	481,832
4.000%, 10/01/52	6,506,216	6,108,465
4.000%, 11/01/52	6,573,110	6,161,908
4.000%, 02/01/53	5,869,529	5,514,969
4.500%, 02/01/46	827,447	815,664
4.500%, 05/01/48	2,370,064	2,309,589
4.500%, 08/01/48	419,051	407,226
4.500%, 09/01/52	4,930,573	4,744,394
4.500%, 12/01/52	9,135,283	8,792,991
4.500%, 02/01/53	10,097,296	9,712,779
5.000%, 05/01/53	2,295,347	2,271,330
5.000%, 06/01/53	3,370,455	3,324,622
5.000%, 11/01/53	5,019,086	4,950,858
5.500%, 07/01/53	2,004,654	2,022,318
5.500%, 08/01/53	7,487,998	7,553,291
See accompanying notes to financial statements.
BHFTI-498

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 10/20/46	550,636	$495,876
3.000%, 12/20/46	1,738,178	1,568,000
3.000%, 04/20/47	356,249	319,969
3.000%, 11/20/47	623,079	559,628
3.000%, 10/20/49	684,903	585,345
3.500%, 04/20/46	1,241,123	1,139,993
3.500%, 05/20/46	545,839	501,372
3.500%, 06/20/46	121,353	111,467
3.500%, 11/20/46	1,841,162	1,696,938
3.500%, 01/20/47	322,565	297,303
3.500%, 09/20/47	591,263	541,013
3.500%, 11/20/47	1,199,197	1,099,091
3.500%, 07/20/49	94,927	84,387
4.000%, 11/20/47	591,701	563,230
4.000%, 12/20/47	547,843	517,211
4.000%, 03/20/48	390,238	366,490
4.000%, 10/20/48	787,392	743,841
4.000%, 10/20/52	4,956,110	4,668,987
4.500%, 02/20/47	1,153,090	1,130,828
4.500%, 06/20/47	1,722,503	1,698,090
4.500%, 10/20/52	3,527,653	3,417,332
5.000%, 06/20/47	848,081	855,623
5.000%, 09/20/47	443,970	450,020
5.500%, 02/20/54	3,354,117	3,390,694
Government National Mortgage Association, TBA
2.500%, TBA (d)	16,675,000	14,220,648
3.500%, TBA (d)	8,575,000	7,694,053
4.000%, TBA (d)	17,300,000	16,059,266
5.000%, TBA (d)	8,325,000	8,204,027
5.500%, TBA (d)	6,450,000	6,479,227
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (d)	8,325,000	7,244,051
3.500%, TBA (d)	48,700,000	44,172,422
4.000%, TBA (d)	40,575,000	37,899,586
4.500%, TBA (d)	26,375,000	25,262,305
5.000%, TBA (d)	17,950,000	17,633,070
5.500%, TBA (d)	6,450,000	6,471,164
		433,005,114
Total Agency Sponsored Mortgage-Backed Securities (Cost $461,537,202)		451,008,481

Corporate Bonds & Notes—14.4%
Agriculture — 0.2%
Japan Tobacco, Inc.
5.250%, 06/15/30 (144A)	1,835,000	1,868,918
Airlines — 0.1%
United Airlines Pass-Through Trust
5.800%, 07/15/37	1,748,406	1,814,502
Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC
5.650%, 03/25/32 (144A)	2,040,000	2,068,254
Security Description	Principal Amount*	Value

Banks — 1.9%
Bank of America Corp.
2.087%, SOFR + 1.060%, 06/14/29 (a) (b)	2,010,000	$1,914,053
2.299%, SOFR + 1.220%, 07/21/32 (b)	153,000	135,156
2.572%, SOFR + 1.210%, 10/20/32 (b)	415,000	369,387
3.970%, 3M TSFR + 1.332%, 03/05/29 (b)	990,000	979,370
Citibank NA
4.914%, 05/29/30 (a)	1,060,000	1,073,079
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (b)	160,000	141,803
3.057%, SOFR + 1.351%, 01/25/33 (b)	80,000	72,477
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (b)	1,372,000	1,364,328
1.948%, SOFR + 0.913%, 10/21/27 (b)	1,550,000	1,537,933
4.153%, SOFR + 0.900%, 10/21/29 (a) (b)	130,000	128,167
5.016%, SOFR + 1.420%, 10/23/35 (b)	400,000	392,907
5.094%, SOFR + 1.340%, 04/20/34 (a) (b)	245,000	244,017
JPMorgan Chase & Co.
2.182%, SOFR + 1.890%, 06/01/28 (a) (b)	580,000	567,907
2.580%, 3M TSFR + 1.250%, 04/22/32 (b)	250,000	225,312
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (b)	1,215,000	1,141,163
2.947%, SOFR + 1.170%, 02/24/28 (b)	1,250,000	1,237,461
4.946%, SOFR + 1.340%, 10/22/35 (b)	955,000	942,323
5.502%, SOFR + 1.315%, 01/24/36 (b)	90,000	91,978
Morgan Stanley
1.928%, SOFR + 1.020%, 04/28/32 (b)	975,000	847,717
2.239%, SOFR + 1.178%, 07/21/32 (b)	460,000	403,540
2.511%, SOFR + 1.200%, 10/20/32 (b)	670,000	592,292
Morgan Stanley Bank NA
4.788%, SOFR + 0.974%, 05/10/30 (b)	665,000	665,657
5.016%, SOFR + 0.906%, 01/12/29 (b)	250,000	251,537
5.504%, SOFR + 0.865%, 05/26/28 (b)	1,275,000	1,285,691
Morgan Stanley Private Bank NA
4.204%, SOFR + 0.780%, 11/17/28 (b)	200,000	198,975
4.465%, SOFR + 1.020%, 11/19/31 (b)	925,000	909,165
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a) (b)	4,590,000	4,498,900
4.897%, SOFR + 2.100%, 07/25/33 (b)	1,265,000	1,256,973
5.211%, SOFR + 1.380%, 12/03/35 (b)	265,000	264,535
5.574%, SOFR + 1.740%, 07/25/29 (b)	610,000	620,304
		24,354,107
Beverages — 0.3%
Bacardi Ltd.
5.300%, 05/15/48 (144A)	605,000	540,453
Constellation Brands, Inc.
2.250%, 08/01/31 (a)	2,165,000	1,910,799
Diageo Investment Corp.
5.125%, 08/15/30 (a)	1,330,000	1,351,396
		3,802,648
Biotechnology — 0.0%
Amgen, Inc.
4.850%, 02/19/36 (a)	565,000	553,518
See accompanying notes to financial statements.
BHFTI-499

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (a)	3,628,000	$3,272,968
Commercial Services — 0.2%
Rentokil Terminix Funding PLC
4.625%, 04/23/31 (144A) (a)	1,270,000	1,247,124
Rollins, Inc.
5.250%, 02/24/35	1,585,000	1,583,007
		2,830,131
Computers — 0.3%
Dell International LLC/EMC Corp.
4.500%, 02/15/31 (a)	2,615,000	2,578,696
5.000%, 04/01/30	1,245,000	1,255,525
		3,834,221
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	2,195,000	2,006,394
5.750%, 06/06/28 (a)	455,000	463,810
American Express Co.
5.667%, SOFR + 1.790%, 04/25/36 (b)	1,215,000	1,258,411
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	560,000	543,400
		4,272,015
Electric — 2.8%
AEP Transmission Co. LLC
5.150%, 04/01/34 (a)	935,000	941,646
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (b)	1,050,000	1,038,109
American Electric Power Co., Inc.
5.800%, 5Y H15 + 2.128%, 03/15/56 (b)	560,000	556,925
Appalachian Power Co.
3.300%, 06/01/27	760,000	751,760
Arizona Public Service Co.
5.700%, 08/15/34 (a)	2,595,000	2,681,106
CenterPoint Energy, Inc.
5.950%, 5Y H15 + 2.223%, 04/01/56 (a) (b)	1,265,000	1,264,408
Dominion Energy, Inc.
6.000%, 5Y H15 + 2.262%, 02/15/56 (b)	800,000	803,542
6.200%, 5Y H15 + 2.006%, 02/15/56 (a) (b)	1,405,000	1,409,437
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	843,014
4.100%, 03/15/43	2,325,000	1,938,327
Entergy Corp.
6.100%, 5Y H15 + 2.013%, 06/15/56 (a) (b)	220,000	220,452
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A)	2,155,000	2,195,702
Eversource Energy
4.600%, 07/01/27 (a)	1,660,000	1,661,315
5.950%, 02/01/29 (a)	1,160,000	1,192,724
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	556,700
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,565,845
Security Description	Principal Amount*	Value

Electric—(Continued)
International Transmission Co.
4.625%, 08/15/43	2,500,000	$2,197,199
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	813,912
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (a)	1,835,000	1,866,697
Public Service Co. of Colorado
5.250%, 04/01/53	1,545,000	1,421,582
Southern Co.
3.750%, 5Y H15 + 2.915%, 09/15/51 (b)	2,500,000	2,491,466
6.000%, 5Y H15 + 1.993%, 04/01/58 (a) (b)	1,245,000	1,247,984
Southwestern Electric Power Co.
4.100%, 09/15/28	3,000,000	2,963,947
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A)	2,500,000	2,520,447
		35,144,246
Food — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.000%, 05/15/32	25,000	22,218
6.500%, 12/01/52 (a)	810,000	822,322
6.750%, 03/15/34	97,000	105,840
Pilgrim's Pride Corp.
3.500%, 03/01/32 (a)	1,200,000	1,093,952
		2,044,332
Gas — 0.5%
CenterPoint Energy Resources Corp.
5.400%, 07/01/34 (a)	2,155,000	2,190,494
East Ohio Gas Co.
2.000%, 06/15/30 (144A)	1,780,000	1,600,530
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	1,465,000	986,505
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35	1,175,000	1,170,336
Spire, Inc.
4.700%, 08/15/44	1,000,000	848,201
		6,796,066
Healthcare-Products — 0.4%
Medline Borrower LP
3.875%, 04/01/29 (144A)	3,215,000	3,122,212
VSP Optical Group, Inc.
5.650%, 06/01/36 (144A) (a)	2,490,000	2,501,757
		5,623,969
Healthcare-Services — 1.2%
Cigna Group
3.400%, 03/15/51 (a)	739,000	509,315
5.250%, 01/15/36 (a)	2,710,000	2,716,946
CommonSpirit Health
3.347%, 10/01/29 (a)	110,000	105,067
Elevance Health, Inc.
5.000%, 01/15/36 (a)	1,970,000	1,931,898
See accompanying notes to financial statements.
BHFTI-500

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	2,050,000	$2,024,137
HCA, Inc.
5.875%, 02/01/29 (a)	2,000,000	2,045,871
Humana, Inc.
3.700%, 03/23/29	4,685,000	4,565,247
UnitedHealth Group, Inc.
5.625%, 07/15/54 (a)	960,000	938,754
		14,837,235
Insurance — 0.5%
Farmers Exchange Capital III
5.454%, 3M TSFR + 3.716%, 10/15/54 (144A) (a) (b)	3,530,000	3,273,548
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	76,505
Marsh & McLennan Cos., Inc.
4.950%, 03/15/36 (a)	1,490,000	1,465,046
NLG Global Funding
4.350%, 09/15/30 (144A) (a)	2,000,000	1,956,193
		6,771,292
Internet — 1.0%
Airbnb, Inc.
5.250%, 03/16/36	180,000	179,254
Alphabet, Inc.
5.650%, 02/15/56 (a)	2,170,000	2,141,169
Amazon.com, Inc.
4.875%, 03/13/36	915,000	900,729
5.450%, 11/20/55 (a)	870,000	822,581
5.800%, 03/13/56 (a)	1,200,000	1,192,345
Meta Platforms, Inc.
5.625%, 11/15/55	4,663,000	4,225,408
6.300%, 05/15/56	1,070,000	1,065,098
Uber Technologies, Inc.
4.800%, 09/15/34 (a)	2,150,000	2,109,632
		12,636,216
Lodging — 0.1%
Las Vegas Sands Corp.
6.000%, 06/14/30 (a)	1,220,000	1,254,152
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 02/01/33 (144A) (a)	640,000	627,639
7.375%, 02/01/36 (144A) (a)	251,000	246,152
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900%, 06/01/52	1,315,000	838,266
5.850%, 12/01/35	1,600,000	1,548,637
Time Warner Cable LLC
4.500%, 09/15/42	20,000	15,074
5.500%, 09/01/41	430,000	367,923
5.875%, 11/15/40 (a)	1,850,000	1,654,311
		5,298,002
Security Description	Principal Amount*	Value

Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
5.500%, 03/17/35 (a)	1,490,000	$1,516,525
Berry Global, Inc.
1.650%, 01/15/27 (a)	2,631,000	2,591,466
		4,107,991
Pharmaceuticals — 0.6%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A)	2,776,000	2,746,321
4.625%, 06/25/38 (144A)	1,250,000	1,142,936
CVS Health Corp.
4.780%, 03/25/38	305,000	285,956
5.050%, 03/25/48	2,555,000	2,256,765
5.450%, 09/15/35 (a)	775,000	785,026
		7,217,004
Pipelines — 0.0%
TransCanada PipeLines Ltd.
4.625%, 03/01/34	145,000	140,162
Real Estate Investment Trusts — 0.9%
American Homes 4 Rent LP
2.375%, 07/15/31 (a)	975,000	862,499
American Tower Corp.
2.300%, 09/15/31	2,404,000	2,120,979
2.700%, 04/15/31 (a)	1,396,000	1,270,239
5.550%, 07/15/33 (a)	710,000	728,383
5.900%, 11/15/33 (a)	1,200,000	1,252,278
Extra Space Storage LP
2.400%, 10/15/31 (a)	349,000	308,233
3.900%, 04/01/29 (a)	320,000	313,444
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	60,000	56,662
5.625%, 03/01/36	1,545,000	1,514,066
5.750%, 06/01/28 (a)	2,000,000	2,022,292
Hudson Pacific Properties LP
4.650%, 04/01/29	4,000	3,789
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	964,000	832,734
LXP Industrial Trust
6.750%, 11/15/28	102,000	105,758
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A)	450,000	437,200
4.125%, 08/15/30 (144A)	57,000	54,706
		11,883,262
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	105,000	107,343
Intel Corp.
2.000%, 08/12/31 (a)	765,000	666,504
3.734%, 12/08/47	195,000	140,386
4.900%, 08/05/52	160,000	134,475
		1,048,708
See accompanying notes to financial statements.
BHFTI-501

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software — 1.1%
Atlassian Corp.
5.500%, 05/15/34 (a)	650,000	$640,392
Fiserv, Inc.
5.250%, 08/11/35 (a)	1,645,000	1,602,481
5.450%, 03/15/34	775,000	768,892
5.625%, 08/21/33 (a)	610,000	616,506
Open Text Corp.
6.900%, 12/01/27 (144A)	2,060,000	2,106,343
Oracle Corp.
3.600%, 04/01/50	745,000	453,043
3.800%, 11/15/37 (a)	500,000	399,474
3.950%, 03/25/51	1,745,000	1,116,420
4.800%, 08/03/28 (a)	350,000	349,275
6.550%, 02/04/46	580,000	546,759
6.700%, 02/04/56 (a)	655,000	616,493
Paychex, Inc.
5.350%, 04/15/32	1,370,000	1,386,322
Salesforce, Inc.
5.550%, 03/15/36 (a)	1,375,000	1,373,958
ServiceNow, Inc.
5.400%, 05/15/36 (a)	1,375,000	1,374,295
		13,350,653
Telecommunications — 0.4%
AT&T, Inc.
5.250%, 10/30/36	1,900,000	1,865,801
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	355,000	353,845
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152%, 09/20/29 (144A)	577,500	579,049
T-Mobile USA, Inc.
3.750%, 04/15/27 (a)	2,145,000	2,133,940
		4,932,635
Transportation — 0.1%
Pacific National Finance Pty. Ltd.
4.750%, 03/22/28 (Reg-S)	885,000	874,396
Total Corporate Bonds & Notes (Cost $186,898,381)		182,631,603

Asset-Backed Securities—11.7%
Asset-Backed - Home Equity — 1.7%
COOPR Residential Mortgage Trust
4.874%, 02/25/61 (144A) (e)	3,892,626	3,844,434
5.040%, 11/25/60 (144A) (e)	3,019,583	2,993,292
Ellington Financial Mortgage Trust
5.655%, 02/25/60 (144A) (e)	2,572,713	2,579,025
FIGRE Trust
5.053%, 11/25/55 (144A) (e)	2,586,566	2,564,031
New Century Home Equity Loan Trust
4.543%, 1M TSFR + 0.894%, 08/25/34 (b)	3,711,425	3,620,578
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Soundview Home Loan Trust
3.973%, 1M TSFR + 0.324%, 06/25/37 (b)	8,331,842	$5,761,941
		21,363,301
Asset-Backed - Other — 8.9%
522 Funding CLO A Ltd.
3.619%, 3M TSFR + 1.050%, 10/20/34 (144A) (b)	3,000,000	3,000,000
AGL CLO 44 Ltd.
4.814%, 3M TSFR + 1.150%, 10/22/37 (144A) (b)	2,170,000	2,168,915
Aligned Data Centers Issuer LLC
1.937%, 08/15/46 (144A)	1,940,000	1,933,669
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.513%, 1M TSFR + 0.864%, 01/25/36 (b)	2,169,234	2,147,565
Bain Capital Credit CLO Ltd.
4.655%, 3M TSFR + 0.980%, 07/19/34 (144A) (b)	3,250,000	3,248,251
4.675%, 3M TSFR + 1.000%, 10/20/34 (144A) (b)	1,500,000	1,500,335
Ballyrock CLO 20 Ltd.
4.723%, 3M TSFR + 1.050%, 10/15/36 (144A) (b)	3,300,000	3,301,548
Carrington Mortgage Loan Trust
4.043%, 1M TSFR + 0.394%, 12/25/36 (b)	3,131,826	3,080,615
CIFC Funding Ltd.
4.670%, 3M TSFR + 0.990%, 01/17/35 (144A) (b)	3,160,000	3,161,571
Cloud Capital Holdco LP
5.781%, 11/22/49 (144A)	2,610,000	2,608,329
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.000%, 05/20/55 (144A)	1,105,000	1,119,440
Countrywide Asset-Backed Certificates Trust
5.113%, 1M TSFR + 1.464%, 08/25/47 (b)	4,956,549	4,668,981
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,305,928
Dryden 72 CLO Ltd.
4.751%, 3M TSFR + 1.100%, 05/15/32 (144A) (b)	1,674,347	1,674,727
Dryden 95 CLO Ltd.
5.242%, 3M TSFR + 1.600%, 08/20/34 (144A) (b)	3,220,000	3,222,003
Elmwood CLO 15 Ltd.
4.814%, 3M TSFR + 1.150%, 04/22/35 (144A) (b)	3,000,000	2,999,400
Elmwood CLO IV Ltd.
4.925%, 3M TSFR + 1.250%, 04/18/37 (144A) (b)	3,000,000	3,007,365
Elmwood CLO VIII Ltd.
4.860%, 3M TSFR + 1.220%, 04/20/37 (144A) (b)	3,000,000	3,007,275
Global SC Finance VII SRL
2.170%, 10/17/40 (144A)	1,953,581	1,875,235
Golub Capital Partners CLO 53B Ltd.
4.655%, 3M TSFR + 0.980%, 07/20/34 (144A) (b)	3,300,000	3,300,139
Gracie Point International Funding LLC
5.092%, SOFR30A + 1.500%, 08/15/28 (144A) (b)	1,935,000	1,937,499
HPS Loan Management Ltd.
4.776%, 3M TSFR + 1.110%, 01/23/35 (144A) (b)	3,455,000	3,454,309
Invesco CLO Ltd.
4.744%, 3M TSFR + 1.080%, 10/22/34 (144A) (b)	3,230,000	3,231,634
JP Morgan Mortgage Acquisition Trust
4.288%, 1M TSFR + 0.639%, 01/25/37 (b)	8,307,000	7,857,384
LCM 37 Ltd.
4.733%, 3M TSFR + 1.060%, 04/15/34 (144A) (b)	2,403,376	2,402,175
See accompanying notes to financial statements.
BHFTI-502

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
LCM 39 Ltd.
4.713%, 3M TSFR + 1.040%, 10/15/34 (144A) (b)	3,300,000	$3,299,109
Neuberger Berman Loan Advisers CLO 45 Ltd.
4.729%, 3M TSFR + 1.060%, 10/14/36 (144A) (b)	3,400,000	3,402,016
Neuberger Berman Loan Advisers CLO 51 Ltd.
4.666%, 3M TSFR + 1.000%, 10/23/36 (144A) (b)	2,500,000	2,501,163
Octagon 57 Ltd.
4.743%, 3M TSFR + 1.070%, 10/15/34 (144A) (b)	3,300,000	3,302,168
Octagon Investment Partners 51 Ltd.
4.665%, 3M TSFR + 0.990%, 07/20/34 (144A) (b)	3,300,000	3,301,851
Rockford Tower CLO Ltd.
4.772%, 3M TSFR + 1.130%, 08/20/32 (144A) (b)	1,686,289	1,685,951
RR 26 Ltd.
4.793%, 3M TSFR + 1.120%, 04/15/38 (144A) (b)	2,100,000	2,100,391
Structured Asset Investment Loan Trust
4.563%, 1M TSFR + 0.914%, 07/25/34 (b)	845,446	861,674
TIF Funding II LLC
2.090%, 08/20/45 (144A)	3,507,241	3,360,545
Trinitas CLO VII Ltd.
4.727%, 3M TSFR + 1.060%, 01/25/35 (144A) (b)	3,300,000	3,292,578
Trinitas CLO X Ltd.
4.813%, 3M TSFR + 1.140%, 01/15/35 (144A) (b)	3,000,000	2,994,555
Trinitas CLO XX Ltd.
4.715%, 3M TSFR + 1.040%, 07/20/35 (144A) (b)	3,300,000	3,296,000
Valley Stream Park CLO Ltd.
4.865%, 3M TSFR + 1.190%, 01/20/37 (144A) (b)	3,500,000	3,500,770
Vantage Data Centers Issuer LLC
2.165%, 10/15/46 (144A)	2,015,000	1,999,900
		112,112,963
Asset-Backed - Student Loan — 1.1%
Navient Student Loan Trust
5.242%, SOFR30A + 1.614%, 10/25/58 (b)	2,470,000	2,370,917
SLM Student Loan Trust
4.260%, SOFR90A + 0.592%, 01/25/28 (b)	718,752	713,623
4.300%, SOFR90A + 0.632%, 01/25/40 (b)	1,733,238	1,642,051
5.098%, SOFR90A + 1.462%, 12/15/33 (144A) (b)	1,672,576	1,647,724
5.542%, SOFR30A + 1.914%, 09/25/43 (b)	5,800,000	5,780,313
Wachovia Student Loan Trust
4.100%, SOFR90A + 0.432%, 04/25/40 (144A) (b)	1,673,055	1,647,931
		13,802,559
Total Asset-Backed Securities (Cost $146,654,118)		147,278,823

Non-Agency Mortgage-Backed Securities—10.0%
Collateralized Mortgage Obligations — 4.9%
Angel Oak Mortgage Trust
4.076%, 01/25/67 (144A) (b)	5,201,502	4,908,859
Chase Home Lending Mortgage Trust
5.000%, 03/25/57 (144A) (b)	2,342,272	2,313,911
CIM Trust
1.951%, 06/25/57 (144A) (b)	2,677,441	2,483,326
2.000%, 05/01/61 (144A) (b)	3,424,370	3,228,073
2.000%, 08/25/61 (144A) (b)	3,268,833	2,874,813
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Cross Mortgage Trust
4.833%, 03/25/61 (144A) (b)	2,173,371	$2,148,222
4.968%, 01/25/71 (144A) (b)	1,948,992	1,930,460
5.003%, 11/25/70 (144A) (b)	2,843,671	2,818,951
CSMC Trust
3.850%, 09/25/57 (144A) (b)	2,823,562	2,695,828
5.113%, 05/25/67 (144A) (b)	2,780,738	2,771,825
GCAT Trust
6.000%, 05/25/55 (144A) (b)	2,998,742	3,049,898
GS Mortgage-Backed Securities Trust
5.500%, 11/25/55 (144A) (b)	1,804,597	1,800,753
5.500%, 12/25/55 (144A) (b)	1,982,035	1,976,995
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (b)	4,103,740	3,827,150
2.500%, 06/25/52 (144A) (b)	7,713,518	6,852,655
5.500%, 06/25/55 (144A) (b)	1,546,437	1,542,575
Morgan Stanley Residential Mortgage Loan Trust
4.984%, 09/25/70 (144A) (e)	2,407,147	2,385,506
New Residential Mortgage Loan Trust
5.175%, 04/25/66 (144A) (b)	3,123,050	3,108,013
PHH Alternative Mortgage Trust
4.363%, 1M TSFR + 0.714%, 07/25/37 (b)	2,110,530	2,077,250
PRKCM Trust
5.100%, 04/25/57 (144A) (b)	4,430,332	4,387,985
WaMu Mortgage Pass-Through Certificates Trust
4.343%, 1M TSFR + 0.694%, 10/25/45 (b)	1,034,987	1,008,426
5.107%, 06/25/34 (b)	1,700,631	1,664,787
		61,856,261
Commercial Mortgage-Backed Securities — 5.1%
ALA Trust
5.369%, 1M TSFR + 1.743%, 06/15/40 (144A) (b)	3,100,000	3,113,562
5.469%, 1M TSFR + 1.842%, 06/15/40 (144A) (b)	2,550,000	2,559,562
Arbor Realty Commercial Real Estate Notes LLC
5.472%, 1M TSFR + 1.833%, 01/20/43 (144A) (b)	2,513,000	2,515,352
BAMLL Commercial Mortgage Securities Trust
4.227%, 08/10/38 (144A) (b)	3,265,000	3,193,232
Bank
4.493%, 06/15/55 (b)	4,231,000	4,096,267
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	3,150,000	3,219,070
BX Trust
3.202%, 12/09/41 (144A)	895,000	845,296
Century Plaza Towers
2.865%, 11/13/39 (144A)	2,930,000	2,711,903
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	3,072,634
DBC Mortgage Trust
5.226%, 1M TSFR + 1.600%, 11/15/42 (144A) (b)	3,150,000	3,154,922
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,685,676
DGWD Trust
5.425%, 1M TSFR + 1.800%, 08/15/35 (144A) (b)	3,050,000	3,039,790
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (b)	1,850,000	1,729,086
3.228%, 07/10/39 (144A)	1,875,000	1,779,475
See accompanying notes to financial statements.
BHFTI-503

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Securities Lending Reinvestments (g)—2.4%
Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	$1,888,501
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,797,441
NY Commercial Mortgage Trust
6.125%, 02/10/47 (144A) (b)	2,350,000	2,418,608
NYC Commercial Mortgage Trust
5.833%, 06/10/42 (144A)	2,189,000	2,217,971
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,206,682
SCG Commercial Mortgage Trust
5.375%, 1M TSFR + 1.750%, 08/15/42 (144A) (b)	2,250,000	2,252,805
SCG Trust
5.275%, 1M TSFR + 1.650%, 09/15/42 (144A) (b)	3,275,000	3,281,141
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (b)	2,219,000	1,929,326
4.144%, 01/05/43 (144A) (b)	110,000	95,682
SMRT Commercial Mortgage Trust
6.976%, 1M TSFR + 3.350%, 01/15/39 (144A) (b)	3,500,000	3,486,875
TRTX Issuer Ltd.
5.337%, 1M TSFR + 1.700%, 06/18/43 (144A) (b)	2,600,000	2,603,248
VTR Commercial Mortgage Trust
5.504%, 10/13/39 (144A) (b)	3,265,000	3,213,893
		65,108,000
Total Non-Agency Mortgage-Backed Securities (Cost $129,839,317)		126,964,261

Foreign Government—0.3%
Sovereign — 0.3%
Abu Dhabi Government International Bonds
5.500%, 04/30/54 (144A)	1,750,000	1,715,596
Israel Government International Bonds
5.375%, 02/19/30 (a)	850,000	860,417
Qatar Government International Bonds
4.400%, 04/16/50 (144A) (a)	343,000	294,659
4.817%, 03/14/49 (144A)	807,000	739,615
5.103%, 04/23/48 (144A)	310,000	295,710
Total Foreign Government (Cost $3,887,735)		3,905,997

Short-Term Investments—6.4%
Short-Term Investment Funds—6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.657% (f)	80,488,182	80,488,182
Total Short-Term Investments (Cost $80,488,182)		80,488,182

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—1.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (f)	4,000,000	$4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (f)	4,000,000	4,000,000
		13,000,000

Certificate of Deposit—0.0%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	500,000	495,940
Repurchase Agreements—1.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,223,620	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $3,000,302; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $5,107,317; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,724,081; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,758,390	1,723,905	1,723,905
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $2,001,474; collateralized by various Common Stock with an aggregate market value of $2,229,252	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTI-504

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $800,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $816,001	800,000	$800,000
		17,523,905
Total Securities Lending Reinvestments (Cost $31,019,868)		31,019,845
Total Purchased Options—0.0% (h) (Cost $420,000)		303,910
Total Investments—118.2% (Cost $1,511,385,122)		1,495,685,663
Other assets and liabilities (net)—(18.2)%		(230,330,223)
Net Assets—100.0%		$1,265,355,440

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $270,790,952 and the collateral received consisted of cash in the amount of $31,018,845 and non-cash collateral with a value of $249,360,155. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2026.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Interest only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$267,693,307, which is 21.2% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $874,396, which is 0.1% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$3,412,869,060	$123,851,975	$3 ,327,018,322	$145,710,765
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$1,271,050,223	$1,204,315,990
See accompanying notes to financial statements.
BHFTI-505

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(21,587,745)	$—	$—	$—	$(21,587,745)
Foreign Government	(240,300)	—	—	—	(240,300)
U.S. Treasury & Government Agencies	(9,190,800)	—	—	—	(9,190,800)
Total Borrowings	$(31,018,845)	$—	$—	$—	$(31,018,845)
Gross amount of recognized liabilities for securities lending transactions					$(31,018,845)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/21/26	36	USD	4,086,000	$140,557
U.S. Treasury Note 2 Year Futures	09/30/26	954	USD	196,650,703	4,605
U.S. Treasury Note 5 Year Futures	09/30/26	253	USD	27,082,860	81,761
U.S. Treasury Ultra Long Bond Futures	09/21/26	185	USD	21,488,906	723,740

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	(13)	USD	(1,462,094)	(23,844)
Net Unrealized Appreciation					$926,819
Purchased Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 2 Yr. IRS	4.210%	12M SOFR	Receive	08/18/26	GSI	68,290,000	USD	68,290,000	$115,000	$77,564	$(37,436)
Put - OTC - 2 Yr. IRS	4.314%	12M SOFR	Receive	09/08/26	GSI	68,290,000	USD	68,290,000	100,000	75,604	(24,396)
Put - OTC - 5 Yr. IRS	4.060%	12M SOFR	Receive	10/19/26	GSI	28,625,000	USD	28,625,000	205,000	150,742	(54,258)
Totals									$420,000	$303,910	$(116,090)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	3.334%	12M SOFR	Receive	12/07/26	GSI	(136,580,000)	USD	(136,580,000)	$(70,000)	$(145,690)	$(75,690)
See accompanying notes to financial statements.
BHFTI-506

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Investments at market value (a)	$303,910
	Unrealized appreciation on futures contracts (b) (c)	950,663	Unrealized depreciation on futures contracts (b) (c)	$23,844
			Written options at value	145,690
Total		$1,254,573		$169,534

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$303,910	$(145,690)	$(100,000)	$58,220
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$145,690	$(145,690)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(4,040,542)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Purchased options	$(116,090)
Futures contracts	1,126,393
Written options	(75,690)
$934,613
See accompanying notes to financial statements.
BHFTI-507

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$165,205,000
Futures contracts long	232,450,142
Futures contracts short	(1,475,906)
Written options	(136,580,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$472,084,561	$—	$472,084,561
Total Agency Sponsored Mortgage-Backed Securities*	—	451,008,481	—	451,008,481
Total Corporate Bonds & Notes*	—	182,631,603	—	182,631,603
Total Asset-Backed Securities*	—	147,278,823	—	147,278,823
Total Non-Agency Mortgage-Backed Securities*	—	126,964,261	—	126,964,261
Total Foreign Government*	—	3,905,997	—	3,905,997
Total Short-Term Investments*	80,488,182	—	—	80,488,182
Securities Lending Reinvestments
Short-Term Investment Funds	13,000,000	—	—	13,000,000
Certificate of Deposit	—	495,940	—	495,940
Repurchase Agreements	—	17,523,905	—	17,523,905
Total Securities Lending Reinvestments	13,000,000	18,019,845	—	31,019,845
Total Purchased Options at Value*	—	303,910	—	303,910
Total Investments	$93,488,182	$1,402,197,481	$—	$1,495,685,663
Collateral for Securities Loaned (Liability)	$—	$(31,018,845)	$—	$(31,018,845)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$950,663	$—	$—	$950,663
Futures Contracts (Unrealized Depreciation)	(23,844)	—	—	(23,844)
Total Futures Contracts	$926,819	$—	$—	$926,819
Total Written Options at Value*	$—	$(145,690)	$—	$(145,690)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-508

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,495,685,663
Cash collateral (c)	2,535,000
Receivable for:
Investments sold	9,395,069
TBA securities sold	9,574,528
Fund shares sold	571
Dividends and interest	6,442,971
Total Assets	1,523,633,802
Liabilities
Written options at value (d)	145,690
Cash collateral (e)	1,160,000
Collateral for securities loaned	31,018,845
Payable for:
Investments purchased	23,608,976
TBA securities purchased	200,946,722
Fund shares redeemed	152,829
Variation margin on futures contracts	316,601
Accrued Expenses:
Management fees	447,692
Distribution and service fees	96
Deferred trustees’ fees	213,237
Other expenses	267,674
Total Liabilities	258,278,362
Commitments and contingent liabilities (f)	—
Net Assets	$1,265,355,440
Net Assets Consist of:
Paid in surplus	$1,539,803,634
Distributable earnings (Accumulated losses)	(274,448,194)
Net Assets	$1,265,355,440
Net Assets
Class A	$1,264,881,662
Class B	473,778
Capital Shares Outstanding*
Class A	148,704,540
Class B	55,719
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.51
Class B	8.50

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,511,385,122.
(b)	Includes securities loaned at value of $270,790,952.
(c)	Includes collateral of $2,530,000 for futures contracts and $5,000 for TBA securities.
(d)	Premiums received on written options were $70,000.
(e)	Includes collateral of $100,000 for OTC derivative contracts and $1,060,000 for TBA securities.
(f)	See Note 8 of the Notes to Financial Statements.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends	$2,562,095
Interest	24,915,320
Securities lending income, net	205,183
Total investment income	27,682,598
Expenses
Management fees	3,495,033
Administration fees	38,372
Custodian and accounting fees	44,327
Distribution and service fees—Class B	378
Audit and tax services	36,681
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	13,585
Insurance	5,304
Miscellaneous	11,165
Total expenses	3,707,834
Less management fee waiver	(754,835)
Net expenses	2,952,999
Net Investment Income	24,729,599
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(16,867,132)
Futures contracts	(4,040,542)
Net realized gain (loss)	(20,907,674)
Net change in unrealized appreciation (depreciation) on:
Investments	2,326,584
Purchased options	(116,090)
Futures contracts	1,126,393
Written options	(75,690)
Net change in unrealized appreciation (depreciation)	3,261,197
Net realized and unrealized gain (loss)	(17,646,477)
Net Increase (Decrease) in Net Assets From Operations	$7,083,122
See accompanying notes to financial statements.
BHFTI-509

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,729,599	$50,211,389
Net realized gain (loss)	(20,907,674)	3,733,621
Net change in unrealized appreciation (depreciation)	3,261,197	38,949,735
Increase (decrease) in net assets from operations	7,083,122	92,894,745
From Distributions to Shareholders
Class A	(51,685,033)	(58,967,379)
Class B	(18,446)	(10,451)
Total distributions	(51,703,479)	(58,977,830)
Increase (decrease) in net assets from capital share transactions	6,609,848	3,922,120
Total increase (decrease) in net assets	(38,010,509)	37,839,035
Net Assets
Beginning of period	1,303,365,949	1,265,526,914
End of period	$1,265,355,440	$1,303,365,949

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	876,870	$7,783,378	5,698,820	$49,742,988
Reinvestments	6,102,129	51,685,033	6,986,656	58,967,379
Redemptions	(6,002,264)	(53,105,218)	(11,868,512)	(104,416,027)
Net increase (decrease)	976,735	$6,363,193	816,964	$4,294,340
Class B
Sales	27,787	$243,921	1,937	$16,783
Reinvestments	2,178	18,446	1,234	10,451
Redemptions	(1,790)	(15,712)	(45,285)	(399,454)
Net increase (decrease)	28,175	$246,655	(42,114)	$(372,220)
Increase (decrease) derived from capital shares transactions		$6,609,848		$3,922,120
See accompanying notes to financial statements.
BHFTI-510

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.82	$8.61	$8.91	$8.68	$10.27	$11.10
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.34	0.35	0.34	0.23	0.12
Net realized and unrealized gain (loss)	(0.12)	0.29	(0.28)	0.16	(1.68)	(0.26)
Total income (loss) from investment operations	0.05	0.63	0.07	0.50	(1.45)	(0.14)
Less Distributions
Distributions from net investment income	(0.36)	(0.42)	(0.37)	(0.27)	(0.14)	(0.19)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.50)
Total distributions	(0.36)	(0.42)	(0.37)	(0.27)	(0.14)	(0.69)
Net Asset Value, End of Period	$8.51	$8.82	$8.61	$8.91	$8.68	$10.27
Total Return (%) (b)	0.61 (c)	7.55	0.81	5.92	(14.12)	(1.19)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.58	0.58	0.57
Net ratio of expenses to average net assets (%) (e)	0.46 (d)	0.46	0.46	0.46	0.45	0.44
Ratio of net investment income (loss) to average net assets (%)	3.89 (d)	3.96	4.06	3.96	2.52	1.12
Portfolio turnover rate (%)	255 (c)	461	525	453	449	454
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	191 (c)	368	391	254	292	264
Net assets, end of period (in millions)	$1,264.9	$1,303.1	$1,264.9	$1,472.0	$1,504.7	$2,034.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.81	$8.61	$8.91	$8.68	$10.27	$11.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.32	0.33	0.32	0.21	0.09
Net realized and unrealized gain (loss)	(0.12)	0.25	(0.27)	0.16	(1.68)	(0.24)
Total income (loss) from investment operations	0.04	0.57	0.06	0.48	(1.47)	(0.15)
Less Distributions
Distributions from net investment income	(0.35)	(0.37)	(0.36)	(0.25)	(0.12)	(0.15)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.50)
Total distributions	(0.35)	(0.37)	(0.36)	(0.25)	(0.12)	(0.65)
Net Asset Value, End of Period	$8.50	$8.81	$8.61	$8.91	$8.68	$10.27
Total Return (%) (b)	0.43 (c)	6.82	0.71	5.61	(14.37)	(1.34)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.83	0.83	0.83	0.83	0.82
Net ratio of expenses to average net assets (%) (e)	0.71 (d)	0.71	0.71	0.71	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	3.72 (d)	3.72	3.81	3.72	2.28	0.87
Portfolio turnover rate (%)	255 (c)	461	525	453	449	454
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	191 (c)	368	391	254	292	264
Net assets, end of period (in millions)	$0.5	$0.2	$0.6	$0.3	$0.2	$0.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-511

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.5%
L3Harris Technologies, Inc.	34,600	$10,054,414
StandardAero, Inc. (a) (b)	407,000	12,173,370
		22,227,784
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc. (a)	52,300	9,850,182
Automobile Components — 1.8%
Aptiv PLC (b)	51,100	3,136,518
BorgWarner, Inc.	190,200	12,629,280
		15,765,798
Banks — 1.9%
Truist Financial Corp.	331,200	16,500,384
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	32,800	6,262,176
Building Products — 1.8%
Carrier Global Corp.	212,500	15,586,875
Capital Markets — 2.0%
LPL Financial Holdings, Inc.	14,200	3,999,856
Raymond James Financial, Inc. (a)	89,200	13,561,076
		17,560,932
Chemicals — 4.3%
CF Industries Holdings, Inc.	75,900	8,216,934
DuPont de Nemours, Inc.	95,466	12,949,008
RPM International, Inc.	153,400	17,050,410
		38,216,352
Commercial Services & Supplies — 1.1%
Republic Services, Inc.	45,500	9,695,140
Communications Equipment — 1.3%
F5, Inc. (b)	26,600	11,064,536
Construction & Engineering — 0.5%
API Group Corp. (a) (b)	96,400	4,082,540
Construction Materials — 1.1%
Amrize Ltd. (b)	190,000	10,127,000
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc.	4,500	3,576,555
U.S. Foods Holding Corp. (a) (b)	202,000	20,654,500
		24,231,055
Containers & Packaging — 3.5%
AptarGroup, Inc. (a)	104,500	13,083,400
Packaging Corp. of America	73,400	17,489,752
		30,573,152
Electric Utilities — 2.1%
Alliant Energy Corp. (a)	241,800	18,446,922
Security Description	Shares	Value
Electrical Equipment — 3.3%
Hubbell, Inc. (a)	31,300	$16,376,160
Regal Rexnord Corp. (a)	53,100	12,647,889
		29,024,049
Electronic Equipment, Instruments & Components — 4.4%
CDW Corp. (a)	50,200	7,060,128
IPG Photonics Corp. (a) (b)	55,000	6,452,600
Keysight Technologies, Inc. (b)	47,900	16,768,353
Zebra Technologies Corp. - Class A (a) (b)	31,000	8,161,060
		38,442,141
Energy Equipment & Services — 3.4%
Baker Hughes Co.	162,500	9,018,750
Halliburton Co.	348,500	11,831,575
SLB Ltd. (a)	203,000	9,437,470
		30,287,795
Food Products — 1.4%
Archer-Daniels-Midland Co. (a)	158,200	12,086,480
Ground Transportation — 3.1%
CSX Corp.	304,700	14,482,391
Knight-Swift Transportation Holdings, Inc.	168,300	13,105,521
		27,587,912
Health Care Providers & Services — 7.1%
Centene Corp. (b)	125,100	8,030,169
Labcorp Holdings, Inc. (a)	82,000	22,960,000
Molina Healthcare, Inc. (a) (b)	82,500	18,867,750
Quest Diagnostics, Inc.	60,400	12,801,780
		62,659,699
Hotels, Restaurants & Leisure — 5.0%
Aramark	234,400	13,337,360
Expedia Group, Inc.	15,300	3,914,964
Hilton Worldwide Holdings, Inc.	39,600	13,086,216
Texas Roadhouse, Inc. (a)	70,400	13,603,392
		43,941,932
Insurance — 3.7%
American Financial Group, Inc. (a)	65,800	9,208,052
Hartford Insurance Group, Inc.	106,500	14,113,380
Old Republic International Corp. (a)	231,500	9,472,980
		32,794,412
IT Services — 2.2%
Akamai Technologies, Inc. (a) (b)	79,800	9,433,158
Okta, Inc. (b)	73,500	10,029,075
		19,462,233
Life Sciences Tools & Services — 1.7%
Revvity, Inc. (a)	138,700	15,431,762
Machinery — 8.1%
AGCO Corp. (a)	56,400	6,751,080
See accompanying notes to financial statements.
BHFTI-512

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—2.7%
Security Description	Shares	Value
Machinery—(Continued)
Crane Co. (a)	54,900	$12,246,543
IDEX Corp.	60,200	13,662,390
Lincoln Electric Holdings, Inc. (a)	56,300	14,948,213
Toro Co.	140,200	13,658,284
Xylem, Inc.	86,200	10,189,702
		71,456,212
Metals & Mining — 1.2%
Steel Dynamics, Inc.	46,800	10,738,728
Multi-Utilities — 1.8%
CMS Energy Corp.	207,100	15,843,150
Oil, Gas & Consumable Fuels — 3.2%
Chord Energy Corp.	64,400	7,360,920
Devon Energy Corp.	266,100	10,995,252
Expand Energy Corp.	113,500	10,350,065
		28,706,237
Professional Services — 2.1%
CACI International, Inc. - Class A (a) (b)	20,750	9,612,645
FTI Consulting, Inc. (a) (b)	60,100	8,955,501
		18,568,146
Residential REITs — 3.1%
Camden Property Trust (a)	127,300	14,574,577
Equity LifeStyle Properties, Inc. (a)	199,000	12,825,550
		27,400,127
Retail REITs — 1.3%
NNN REIT, Inc. (a)	239,900	11,162,547
Semiconductors & Semiconductor Equipment — 2.9%
Microchip Technology, Inc.	192,200	17,528,640
MKS, Inc. (a)	19,200	8,540,160
		26,068,800
Software — 0.8%
Trimble, Inc. (a) (b)	130,500	6,678,990
Specialized REITs — 1.7%
Lamar Advertising Co. - Class A (a)	96,400	15,036,472
Specialty Retail — 5.8%
AutoZone, Inc. (b)	3,620	11,569,303
Lowe's Cos., Inc.	73,300	16,161,917
Penske Automotive Group, Inc. (a)	68,400	12,240,180
Williams-Sonoma, Inc.	49,700	11,585,070
		51,556,470
Water Utilities — 1.6%
American Water Works Co., Inc. (a)	110,000	14,473,800
Total Common Stocks (Cost $727,391,687)		859,598,922

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $23,749,980; collateralized by U.S. Treasury Inflation-Indexed Note at 0.500%, maturing 01/15/28, with a market value of $24,223,304	23,748,331	$23,748,331
Total Short-Term Investments (Cost $23,748,331)		23,748,331

Securities Lending Reinvestments (c)—16.6%
Short-Term Investment Funds—7.0%
Allspring Government Money Market Fund, Select Class 3.570% (d)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	15,000,000	15,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	15,000,000	15,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	2,000,000	2,000,000
		62,000,000

Certificates of Deposit—0.7%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	1,000,000	991,880
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (e)	2,000,000	2,000,294
Sumitomo Mitsui Banking Corp.
3.940%, SOFR + 0.320%, 08/17/26 (e)	2,000,000	2,000,336
Swedbank AB
3.880%, SOFR + 0.260%, 12/14/26 (e)	1,000,000	1,000,089
		5,992,599
Commercial Paper—0.3%
Intrepid Funding Co. LLC
3.940%, SOFR + 0.320%, 12/10/26 (e)	1,000,000	999,997
Ionic Funding LLC
3.720%, 07/01/26	1,766,021	1,765,829
		2,765,826
Repurchase Agreements—8.6%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,800,188; collateralized by various Common Stock with an aggregate market value of $2,006,254	1,800,000	1,800,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTI-513

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $22,002,249; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $22,440,004	22,000,000	$22,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $5,000,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $4,085,853; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $5,000,531; collateralized by various Common Stock with an aggregate market value of $5,561,118	5,000,000	5,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,832,941; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,909,216	3,832,548	3,832,548
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $8,498,820; collateralized by various Common Stock with an aggregate market value of $9,471,858	8,497,931	8,497,931
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $12,008,843; collateralized by various Common Stock with an aggregate market value of $13,375,515	12,000,000	12,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $1,200,126; collateralized by various Common Stock with an aggregate market value of $1,338,314	1,200,000	1,200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $6,022,692; collateralized by various Common Stock with an aggregate market value of $6,667,387	6,000,000	$6,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
		75,330,479
Total Securities Lending Reinvestments (Cost $146,088,711)		146,088,904
Total Investments—116.6% (Cost $897,228,729)		1,029,436,157
Other assets and liabilities (net)—(16.6)%		(146,351,041)
Net Assets—100.0%		$883,085,116

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $186,062,618 and the collateral received consisted of cash in the amount of $146,085,474 and non-cash collateral with a value of $42,922,907. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$298,654,248	$0	$370,990,027
See accompanying notes to financial statements.
BHFTI-514

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(146,085,474)	$—	$—	$—	$(146,085,474)
Gross amount of recognized liabilities for securities lending transactions					$(146,085,474)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$859,598,922	$—	$—	$859,598,922
Total Short-Term Investments*	—	23,748,331	—	23,748,331
Securities Lending Reinvestments
Short-Term Investment Funds	62,000,000	—	—	62,000,000
Certificates of Deposit	—	5,992,599	—	5,992,599
Commercial Paper	—	2,765,826	—	2,765,826
Repurchase Agreements	—	75,330,479	—	75,330,479
Total Securities Lending Reinvestments	62,000,000	84,088,904	—	146,088,904
Total Investments	$921,598,922	$107,837,235	$—	$1,029,436,157
Collateral for Securities Loaned (Liability)	$—	$(146,085,474)	$—	$(146,085,474)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-515

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,029,436,157
Receivable for:
Investments sold	2,109,303
Fund shares sold	397,139
Dividends and interest	634,553
Total Assets	1,032,577,152
Liabilities
Collateral for securities loaned	146,085,474
Payable for:
Investments purchased	2,009,798
Fund shares redeemed	371,457
Accrued Expenses:
Management fees	397,956
Distribution and service fees	106,306
Deferred trustees’ fees	292,762
Other expenses	228,283
Total Liabilities	149,492,036
Net Assets	$883,085,116
Net Assets Consist of:
Paid in surplus	$678,406,295
Distributable earnings (Accumulated losses)	204,678,821
Net Assets	$883,085,116
Net Assets
Class A	$348,824,187
Class B	514,229,948
Class E	20,030,981
Capital Shares Outstanding*
Class A	18,141,957
Class B	27,894,236
Class E	1,061,646
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$19.23
Class B	18.43
Class E	18.87

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $897,228,729.
(b)	Includes securities loaned at value of $186,062,618.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$7,762,143
Interest	300,460
Securities lending income, net	97,758
Total investment income	8,160,361
Expenses
Management fees	2,796,041
Administration fees	27,023
Custodian and accounting fees	23,169
Distribution and service fees—Class B	630,865
Distribution and service fees—Class E	14,674
Audit and tax services	24,999
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	49,165
Insurance	3,646
Miscellaneous	7,103
Total expenses	3,639,673
Less management fee waiver	(397,320)
Less broker commission recapture	(12,602)
Net expenses	3,229,751
Net Investment Income	4,930,610
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	69,132,837
Net change in unrealized appreciation (depreciation) on investments	43,705,412
Net realized and unrealized gain (loss)	112,838,249
Net Increase (Decrease) in Net Assets From Operations	$117,768,859

(a)	Net of foreign withholding taxes of $2,508.
See accompanying notes to financial statements.
BHFTI-516

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$4,930,610	$10,522,961
Net realized gain (loss)	69,132,837	23,576,981
Net change in unrealized appreciation (depreciation)	43,705,412	(14,123,743)
Increase (decrease) in net assets from operations	117,768,859	19,976,199
From Distributions to Shareholders
Class A	(13,769,978)	(43,996,750)
Class B	(19,949,877)	(71,313,475)
Class E	(775,979)	(2,715,568)
Total distributions	(34,495,834)	(118,025,793)
Increase (decrease) in net assets from capital share transactions	(41,020,777)	28,063,805
Total increase (decrease) in net assets	42,252,248	(69,985,789)
Net Assets
Beginning of period	840,832,868	910,818,657
End of period	$883,085,116	$840,832,868

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	138,973	$2,621,044	389,633	$6,944,494
Reinvestments	736,756	13,769,978	2,621,976	43,996,750
Redemptions	(1,219,868)	(22,856,062)	(1,920,927)	(35,308,406)
Net increase (decrease)	(344,139)	$(6,465,040)	1,090,682	$15,632,838
Class B
Sales	281,803	$5,083,567	1,148,565	$20,001,079
Reinvestments	1,113,274	19,949,877	4,423,913	71,313,475
Redemptions	(3,252,346)	(58,596,130)	(4,508,316)	(78,829,092)
Net increase (decrease)	(1,857,269)	$(33,562,686)	1,064,162	$12,485,462
Class E
Sales	3,586	$66,742	16,046	$285,677
Reinvestments	42,311	775,979	164,780	2,715,568
Redemptions	(99,238)	(1,835,772)	(169,650)	(3,055,740)
Net increase (decrease)	(53,341)	$(993,051)	11,176	$(54,495)
Increase (decrease) derived from capital shares transactions		$(41,020,777)		$28,063,805
See accompanying notes to financial statements.
BHFTI-517

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.47	$19.74	$19.42	$20.18	$24.14	$19.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.25	0.27	0.29	0.35	0.40
Net realized and unrealized gain (loss)	2.43	0.14	1.62	1.55	(1.18)	5.65
Total income (loss) from investment operations	2.55	0.39	1.89	1.84	(0.83)	6.05
Less Distributions
Distributions from net investment income	(0.26)	(0.28)	(0.30)	(0.34)	(0.43)	(0.30)
Distributions from net realized capital gains	(0.53)	(2.38)	(1.27)	(2.26)	(2.70)	(0.61)
Total distributions	(0.79)	(2.66)	(1.57)	(2.60)	(3.13)	(0.91)
Net Asset Value, End of Period	$19.23	$17.47	$19.74	$19.42	$20.18	$24.14
Total Return (%) (b)	14.72 (c)	2.51	10.10	10.20	(2.45)	32.13
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70 (d)	0.70	0.69	0.69	0.68	0.68
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.60	0.60	0.60	0.59	0.59
Ratio of net investment income (loss) to average net assets (%)	1.30 (d)	1.37	1.34	1.54	1.66	1.79
Portfolio turnover rate (%)	35 (c)	57	36	30	30	27
Net assets, end of period (in millions)	$348.8	$323.0	$343.4	$341.6	$315.4	$356.4

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.76	$19.03	$18.78	$19.59	$23.52	$18.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.20	0.21	0.24	0.29	0.34
Net realized and unrealized gain (loss)	2.32	0.14	1.56	1.50	(1.15)	5.50
Total income (loss) from investment operations	2.41	0.34	1.77	1.74	(0.86)	5.84
Less Distributions
Distributions from net investment income	(0.21)	(0.23)	(0.25)	(0.29)	(0.37)	(0.25)
Distributions from net realized capital gains	(0.53)	(2.38)	(1.27)	(2.26)	(2.70)	(0.61)
Total distributions	(0.74)	(2.61)	(1.52)	(2.55)	(3.07)	(0.86)
Net Asset Value, End of Period	$18.43	$16.76	$19.03	$18.78	$19.59	$23.52
Total Return (%) (b)	14.51 (c)	2.29	9.78	9.94	(2.70)	31.80
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95 (d)	0.95	0.94	0.94	0.93	0.93
Net ratio of expenses to average net assets (%) (e)	0.85 (d)	0.85	0.85	0.85	0.84	0.84
Ratio of net investment income (loss) to average net assets (%)	1.05 (d)	1.12	1.09	1.28	1.41	1.53
Portfolio turnover rate (%)	35 (c)	57	36	30	30	27
Net assets, end of period (in millions)	$514.2	$498.7	$546.0	$593.6	$607.3	$722.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-518

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.15	$19.41	$19.12	$19.90	$23.85	$18.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.22	0.23	0.26	0.32	0.36
Net realized and unrealized gain (loss)	2.37	0.15	1.60	1.53	(1.17)	5.58
Total income (loss) from investment operations	2.48	0.37	1.83	1.79	(0.85)	5.94
Less Distributions
Distributions from net investment income	(0.23)	(0.25)	(0.27)	(0.31)	(0.40)	(0.27)
Distributions from net realized capital gains	(0.53)	(2.38)	(1.27)	(2.26)	(2.70)	(0.61)
Total distributions	(0.76)	(2.63)	(1.54)	(2.57)	(3.10)	(0.88)
Net Asset Value, End of Period	$18.87	$17.15	$19.41	$19.12	$19.90	$23.85
Total Return (%) (b)	14.58 (c)	2.42	9.92	10.05	(2.62)	31.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.85	0.84	0.84	0.83	0.83
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.75	0.75	0.75	0.74	0.74
Ratio of net investment income (loss) to average net assets (%)	1.15 (d)	1.22	1.19	1.38	1.51	1.63
Portfolio turnover rate (%)	35 (c)	57	36	30	30	27
Net assets, end of period (in millions)	$20.0	$19.1	$21.4	$22.8	$25.2	$28.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-519

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—59.4% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 37.7%
Federal Farm Credit Banks Funding Corp.
1.600%, 07/15/30	5,000,000	$4,480,621
1.980%, 07/13/38	19,515,000	14,259,630
3.700%, 03/24/42	10,000,000	8,355,122
4.375%, 03/03/33	8,400,000	8,374,922
5.480%, 06/27/42	2,000,000	1,962,066
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	4,027,977
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	6,166,415
Zero Coupon, 12/15/36	45,000,000	27,621,988
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	13,155,378
Federal National Mortgage Association
Zero Coupon, 11/15/30	5,000,000	4,155,768
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	6,568,704
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	30,624,960
Zero Coupon, 04/15/30	35,000,000	29,719,699
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 01/15/34	12,669,000	8,918,092
U.S. International Development Finance Corp.
1.110%, 05/15/29	2,571,429	2,429,959
		170,821,301
U.S. Treasury — 21.7%
U.S. Treasury Bonds
3.375%, 11/15/48	56,000,000	43,800,313
4.000%, 11/15/52 (a)	12,000,000	10,267,500
4.500%, 08/15/39	21,000,000	20,711,250
U.S. Treasury Inflation-Indexed Bonds
0.750%, 02/15/45 (b)	6,390,421	4,536,353
U.S. Treasury Notes
4.000%, 01/31/33	3,000,000	2,948,789
4.500%, 05/15/27 (a)	16,000,000	16,053,437
		98,317,642
Total U.S. Treasury & Government Agencies (Cost $297,907,152)		269,138,943

Agency Sponsored Mortgage-Backed Securities—36.2%
Agency Collateralized Mortgage Obligations — 5.8%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 02/25/51 (c)	4,010,297	517,375
2.000%, 03/25/51 (c)	2,848,256	370,468
2.500%, 04/25/51 (c)	1,975,411	303,264
2.500%, 10/25/51 (c)	1,437,312	211,012
2.500%, 12/25/51 (c)	4,185,819	511,045
3.000%, 11/25/50 (c)	502,671	80,554
3.000%, 07/25/51 (c)	1,316,940	264,928
3.000%, 11/25/51 (c)	587,260	83,992
3.500%, 11/15/31	278,468	273,213
3.500%, 04/25/52 (c)	1,179,291	200,567
4.000%, 01/15/41	3,160,663	3,051,755
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.000%, 02/25/50 (c)	415,931	$86,712
4.000%, 11/25/51 (c)	461,191	89,475
4.108%, SOFR30A + 0.514%, 03/15/34 (d)	67,725	67,504
4.500%, 10/25/49 (c)	383,710	85,287
4.500%, 06/25/50 (c)	1,382,509	320,275
4.500%, 12/25/50 (c)	1,126,450	250,198
4.500%, 11/25/51 (c)	385,488	85,869
4.928%, SOFR30A + 1.300%, 12/25/54 (d)	212,250	213,894
5.000%, 05/15/41	857,358	859,775
5.128%, SOFR30A + 1.500%, 09/25/54 (d)	143,745	144,689
5.500%, 06/15/41	1,121,844	1,143,578
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4.978%, SOFR30A + 1.350%, 01/25/45 (144A) (d)	500,000	499,696
7.378%, SOFR30A + 3.750%, 02/25/42 (144A) (d)	250,000	254,375
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.228%, SOFR30A + 1.600%, 09/25/44 (144A) (d)	155,587	155,781
5.428%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	510,000	513,171
6.328%, SOFR30A + 2.700%, 07/25/43 (144A) (d)	780,000	797,482
7.228%, SOFR30A + 3.600%, 07/25/42 (144A) (d)	930,000	954,515
7.378%, SOFR30A + 3.750%, 12/25/42 (144A) (d)	1,030,000	1,066,374
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	688,706	85,959
2.000%, 10/25/52 (c)	3,028,610	383,397
4.500%, 10/25/53 (c)	1,221,676	270,303
Federal National Mortgage Association REMICS
2.000%, 10/25/50 (c)	1,584,135	199,436
2.500%, 07/25/50 (c)	636,322	83,590
2.500%, 02/25/51 (c)	595,274	88,249
2.500%, 08/25/51 (c)	679,898	89,727
2.500%, 10/25/51 (c)	3,978,135	579,105
3.000%, 08/25/50 (c)	565,010	90,568
3.000%, 10/25/51 (c)	1,570,122	290,671
3.500%, 09/25/50 (c)	497,511	79,570
3.500%, 03/25/51 (c)	446,165	99,445
4.000%, 11/25/49 (c)	1,171,877	198,806
4.000%, 07/25/50 (c)	398,334	75,243
4.250%, 03/25/42	747,928	715,931
4.750%, 01/25/41	158,650	157,370
5.500%, 08/25/35	250,678	254,839
Government National Mortgage Association REMICS
0.841%, 02/16/63 (c) (d)	3,838,958	229,250
0.885%, 06/16/62 (c) (d)	4,704,021	290,945
0.964%, 10/16/61 (c) (d)	2,624,215	189,189
0.965%, 05/16/62 (c) (d)	8,086,270	531,747
0.971%, 06/16/61 (c) (d)	3,092,024	216,757
1.000%, 07/16/60	169,135	118,236
1.012%, 09/16/62 (c) (d)	3,564,928	249,189
1.113%, 06/16/61 (c) (d)	3,392,715	274,000
1.144%, 06/16/61 (c) (d)	2,847,444	230,403
1.271%, 09/16/60 (c) (d)	2,661,031	231,690
1.334%, 06/16/63 (c) (d)	2,517,746	229,025
1.433%, 06/16/61 (c) (d)	1,955,949	177,273
2.091%, -1x SOFR30A + 5.700%, 12/20/55 (c) (d)	1,071,775	75,489
2.341%, -1x SOFR30A + 5.950%, 03/20/55 (c) (d)	4,346,512	367,026
See accompanying notes to financial statements.
BHFTI-520

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
2.341%, -1x SOFR30A + 5.950%, 10/20/55 (c) (d)	1,754,703	$168,120
2.441%, -1x SOFR30A + 6.050%, 09/20/54 (c) (d)	795,808	58,663
2.500%, 10/20/51 (c)	753,729	104,832
2.991%, -1x SOFR30A + 6.600%, 10/20/55 (c) (d)	5,274,876	476,627
2.991%, -1x SOFR30A + 6.600%, 12/20/55 (c) (d)	1,535,640	143,345
3.000%, 09/20/50 (c)	624,864	89,004
3.000%, 07/20/51 (c)	669,490	99,221
3.250%, 08/20/68	936,839	916,896
3.500%, 11/20/49 (c)	498,231	95,517
4.000%, 12/20/40	733,200	706,713
4.000%, 08/20/47 (c)	1,239,915	226,296
4.053%, 1M TSFR + 0.444%, 07/20/60 (d)	16,554	16,495
4.061%, 1M TSFR + 0.414%, 08/20/60 (d)	11,242	11,195
4.061%, 1M TSFR + 0.414%, 09/20/60 (d)	20,062	19,967
4.070%, 1Y H15 + 0.350%, 08/20/66 (d)	116,448	116,282
4.220%, 1Y H15 + 0.500%, 05/20/66 (d)	106,454	106,530
4.251%, 1M TSFR + 0.604%, 02/20/61 (d)	7,061	7,053
4.261%, 1M TSFR + 0.614%, 12/20/60 (d)	23,297	23,275
4.261%, 1M TSFR + 0.614%, 02/20/61 (d)	2,524	2,521
4.261%, 1M TSFR + 0.614%, 04/20/61 (d)	8,741	8,733
4.261%, 1M TSFR + 0.614%, 05/20/61 (d)	19,025	19,006
4.291%, 1M TSFR + 0.644%, 06/20/61 (d)	9,217	9,212
4.361%, 1M TSFR + 0.714%, 10/20/61 (d)	50,800	50,830
4.391%, 1M TSFR + 0.744%, 01/20/62 (d)	50,652	50,700
4.391%, 1M TSFR + 0.744%, 03/20/62 (d)	66,442	66,494
4.411%, 1M TSFR + 0.764%, 05/20/61 (d)	399	402
4.461%, 1M TSFR + 0.814%, 11/20/61 (d)	34,433	34,483
4.461%, 1M TSFR + 0.814%, 01/20/62 (d)	39,842	39,931
4.500%, 09/20/47 (c)	880,006	160,826
4.500%, 10/20/47 (c)	1,129,027	199,970
5.000%, 03/20/40	926,644	929,565
5.500%, 04/20/34	253,121	252,656
Seasoned Loans Structured Transaction
3.500%, 06/25/28	420,000	409,457
		26,230,068
Agency Mortgage-Backed Securities — 30.4%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,381,609	1,153,726
1.500%, 07/01/41	1,005,665	839,781
2.000%, 03/01/41	1,621,403	1,400,015
2.000%, 06/01/41	63,350	54,699
2.000%, 08/01/41	524,567	453,801
2.000%, 12/01/41	226,359	195,281
2.000%, 01/01/42	1,696,417	1,464,731
2.000%, 05/01/42	165,586	141,656
2.000%, 06/01/50	2,991,096	2,407,999
2.000%, 11/01/50	112,825	91,663
2.000%, 03/01/51	63,642	51,768
2.000%, 09/01/51	142,030	115,531
2.000%, 11/01/51	206,221	167,912
2.000%, 03/01/52	90,199	73,242
2.500%, 06/01/50	142,164	120,960
2.500%, 07/01/50	460,100	393,291
2.500%, 11/01/50	1,567,956	1,328,451
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 12/01/50	225,458	$192,633
2.500%, 07/01/51	254,188	204,360
2.500%, 09/01/51	569,912	485,597
2.500%, 11/01/51	476,105	406,455
2.500%, 03/01/52	435,338	370,055
2.737%, 1Y RFUCCT + 1.635%, 12/01/50 (d)	533,980	499,519
3.000%, 11/01/33	438,648	422,936
3.000%, 11/01/42	56,350	51,594
3.000%, 01/01/43	73,874	67,158
3.000%, 02/01/43	227,260	207,625
3.000%, 03/01/43	3,571,531	3,275,344
3.000%, 06/01/43	872,332	797,352
3.000%, 09/01/48	280,423	245,518
3.000%, 09/01/49	1,165,210	1,040,022
3.000%, 11/01/49	355,560	315,740
3.000%, 03/01/50	155,658	138,198
3.000%, 05/01/50	93,004	82,790
3.000%, 04/01/52	589,103	520,891
3.500%, 03/01/32	182,670	179,797
3.500%, 06/01/32	527,110	512,032
3.500%, 07/01/32	181,379	178,522
3.500%, 04/01/33	70,754	68,817
3.500%, 02/01/34	883,543	853,246
3.500%, 05/01/40	93,869	86,852
3.500%, 06/01/40	85,891	79,469
3.500%, 08/01/40	55,126	51,000
3.500%, 04/01/42	173,703	163,760
3.500%, 09/01/42	86,666	81,811
3.500%, 10/01/42	469,164	442,519
3.500%, 01/01/43	125,021	116,008
3.500%, 02/01/43	58,493	54,882
3.500%, 04/01/43	243,311	228,089
3.500%, 05/01/43	121,704	112,660
3.500%, 11/01/44	143,174	133,868
3.500%, 11/01/45	1,239,526	1,167,595
3.500%, 01/01/46	108,633	100,789
3.500%, 02/01/46	415,868	386,489
3.500%, 05/01/46	388,628	360,597
3.500%, 06/01/46	77,255	71,555
3.500%, 07/01/46	608,760	563,720
3.500%, 09/01/46	262,265	247,041
3.500%, 01/01/47	602,570	558,300
3.500%, 02/01/47	775,067	713,738
3.500%, 07/01/47	174,528	160,814
3.500%, 02/01/48	50,858	46,727
3.500%, 04/01/48	178,432	163,940
4.000%, 11/01/42	98,219	95,096
4.000%, 05/01/43	55,954	53,535
4.000%, 07/01/43	92,693	88,682
4.000%, 10/01/43	139,608	133,570
4.000%, 01/01/44	83,324	79,460
4.000%, 01/01/45	133,461	126,874
4.000%, 02/01/45	137,966	133,374
4.000%, 12/01/45	162,808	156,060
4.000%, 12/01/47	325,503	308,353
See accompanying notes to financial statements.
BHFTI-521

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	163,439	$155,482
4.000%, 07/01/50	1,900,476	1,823,669
4.000%, 05/01/52	283,656	268,331
4.500%, 07/01/40	455,459	452,253
4.500%, 09/01/40	215,056	213,058
4.500%, 08/01/41	180,732	178,333
4.500%, 10/01/41	64,098	63,349
4.500%, 06/01/52	1,348,571	1,310,608
4.500%, 07/01/52	943,388	911,783
4.500%, 08/01/52	445,803	430,784
5.000%, 06/01/41	504,439	518,478
5.000%, 12/01/44	755,942	765,297
5.000%, 06/01/52	74,997	74,175
5.000%, 07/01/52	630,387	623,959
5.000%, 10/01/52	286,633	284,232
6.000%, 01/01/53	1,079,355	1,108,542
6.000%, 04/01/54	608,909	627,177
6.000%, 05/01/54	747,668	774,556
6.000%, 06/01/54	310,449	317,734
6.000%, 07/01/54	207,429	212,438
6.000%, 01/01/55	586,460	601,850
6.000%, 02/01/55	139,186	142,992
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.358%, 10/25/33 (c) (d)	15,000,000	224,231
0.475%, 03/25/34 (c) (d)	8,344,074	191,551
0.944%, 10/25/35 (c) (d)	289,009	16,099
3.990%, 05/25/33 (d)	3,650,000	3,578,873
Federal National Mortgage Association
1.500%, 03/01/42	572,255	477,839
2.000%, 07/01/41	411,386	357,348
2.000%, 11/01/41	1,725,783	1,490,091
2.000%, 02/01/42	961,529	823,156
2.000%, 03/01/42	976,595	836,041
2.000%, 04/01/42	433,132	370,774
2.000%, 05/01/42	462,861	396,161
2.000%, 08/01/42	806,220	696,474
2.000%, 06/01/50	503,403	406,628
2.000%, 08/01/50	190,721	153,835
2.000%, 10/01/50	180,993	145,976
2.000%, 01/01/51	133,433	108,411
2.000%, 02/01/51	394,548	320,190
2.000%, 03/01/51	65,887	53,596
2.000%, 04/01/51	129,461	105,056
2.000%, 08/01/51	1,291,876	1,046,285
2.000%, 10/01/51	78,362	63,848
2.000%, 01/01/52	514,449	417,457
2.000%, 02/01/52	595,686	485,741
2.000%, 03/01/52	1,338,082	1,091,333
2.000%, 05/01/52	89,619	72,996
2.500%, 04/01/42	3,901,158	3,466,672
2.500%, 06/01/50	481,459	411,908
2.500%, 10/01/50	2,047,742	1,732,673
2.500%, 11/01/50	396,457	338,631
2.500%, 01/01/51	372,517	318,272
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 02/01/51	46,812	$39,883
2.500%, 04/01/51	180,847	154,069
2.500%, 05/01/51	389,065	318,512
2.500%, 06/01/51	121,190	103,405
2.500%, 07/01/51	64,755	55,375
2.500%, 09/01/51	126,517	108,361
2.500%, 10/01/51	206,270	175,665
2.500%, 11/01/51	528,981	452,821
2.500%, 12/01/51	2,212,957	1,888,027
2.500%, 01/01/52	1,568,379	1,320,613
2.500%, 02/01/52	700,929	598,004
2.500%, 04/01/52	289,327	245,096
2.500%, 05/01/52	334,653	283,863
2.500%, 09/01/61	408,809	327,734
3.000%, 01/01/29	6,224	6,132
3.000%, 05/01/42	3,005,385	2,738,499
3.000%, 09/01/42	626,965	575,909
3.000%, 10/01/42	449,467	412,189
3.000%, 11/01/42	1,064,497	976,216
3.000%, 06/01/43	101,048	91,659
3.000%, 07/01/43	213,618	193,767
3.000%, 10/01/43	207,271	188,005
3.000%, 01/01/45	191,237	174,016
3.000%, 11/01/48	515,096	464,632
3.000%, 11/01/49	100,274	88,479
3.000%, 02/01/50	205,048	183,131
3.000%, 08/01/50	215,282	190,742
3.000%, 11/01/50	160,993	143,069
3.000%, 06/01/51	222,491	197,916
3.000%, 10/01/51	302,160	268,475
3.000%, 12/01/51	61,841	54,945
3.000%, 01/01/52	451,076	401,934
3.000%, 03/01/52	67,632	59,948
3.000%, 04/01/52	360,075	317,681
3.500%, 07/01/32	549,261	533,547
3.500%, 09/01/32	458,177	439,558
3.500%, 01/01/34	387,725	374,434
3.500%, 11/01/42	949,775	885,799
3.500%, 07/01/47	698,279	646,724
3.500%, 12/01/47	1,785,340	1,644,988
3.500%, 06/01/49	207,746	190,145
3.500%, 10/01/56	931,925	840,513
4.000%, 11/01/40	785,101	761,468
4.000%, 04/01/42	93,609	90,311
4.000%, 10/01/42	74,581	72,097
4.000%, 11/01/42	99,988	96,467
4.000%, 09/01/43	551,503	532,931
4.000%, 10/01/43	85,608	82,654
4.000%, 12/01/45	410,605	390,751
4.000%, 05/01/48	288,174	274,002
4.000%, 05/01/52	74,499	70,356
4.000%, 06/01/52	560,024	528,234
4.500%, 12/01/40	561,565	555,425
4.500%, 11/01/41	309,163	306,439
4.500%, 10/01/44	350,688	342,458
See accompanying notes to financial statements.
BHFTI-522

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 02/01/45	149,071	$145,568
4.500%, 05/01/48	17,341	16,881
4.500%, 12/01/48	624,491	611,176
4.500%, 04/01/49	15,408	15,015
4.500%, 09/01/49	72,666	70,792
4.500%, 10/01/49	33,655	32,832
4.500%, 01/01/50	144,189	142,583
4.500%, 07/01/52	298,828	289,870
4.500%, 10/01/52	173,777	169,409
4.500%, 09/01/53	303,779	295,989
4.500%, 08/01/58	78,003	75,352
5.000%, 08/01/48	29,684	29,782
5.000%, 02/01/53	71,838	71,016
5.500%, 05/01/44	1,822,189	1,861,747
6.000%, 10/01/37	90,368	94,102
6.000%, 01/01/38	88,173	91,861
6.000%, 01/01/40	90,669	94,423
6.000%, 05/01/40	126,007	131,278
6.000%, 07/01/41	472,051	490,550
6.000%, 03/01/54	543,412	556,175
6.000%, 05/01/54	406,586	415,776
6.000%, 06/01/55	279,114	286,894
6.000%, 09/01/55	2,941,273	3,025,253
6.500%, 12/01/35	50,899	52,797
6.500%, 08/01/36	46,914	48,652
6.500%, 08/01/39	342,964	360,734
6.500%, 06/01/54	179,857	187,092
Government National Mortgage Association
2.000%, 02/20/51	1,889,973	1,534,747
2.500%, 12/20/50	175,848	149,271
2.500%, 02/20/51	394,481	337,161
2.500%, 03/20/51	527,943	450,743
2.500%, 04/20/51	1,331,653	1,137,321
2.500%, 07/20/51	310,770	265,349
2.500%, 08/20/51	697,657	595,701
3.000%, 12/20/42	378,373	346,212
3.000%, 03/20/43	351,506	317,831
3.000%, 01/20/48	468,530	420,817
3.000%, 02/20/50	170,789	153,331
3.000%, 06/20/51	58,972	52,083
3.000%, 04/20/52	55,909	48,992
3.500%, 12/20/42	113,211	106,465
3.500%, 06/20/46	994,093	916,146
3.500%, 11/20/47	90,343	82,801
3.500%, 02/20/48	297,314	273,137
3.500%, 10/20/48	308,167	283,473
3.500%, 05/15/50	114,692	103,591
3.500%, 06/20/52	53,127	48,172
4.000%, 09/15/40	447,337	430,338
4.000%, 11/20/40	330,703	317,092
4.000%, 03/15/41	298,767	290,785
4.000%, 10/20/41	427,482	405,617
4.000%, 11/20/41	166,002	157,512
4.000%, 04/20/42	221,391	209,866
4.000%, 10/20/44	385,183	368,993
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 11/20/44	387,836	$371,535
4.000%, 08/20/46	67,433	64,251
4.000%, 08/20/48	64,125	60,624
4.000%, 03/15/50	24,934	23,648
4.000%, 03/20/50	27,931	26,249
4.000%, 04/20/50	173,358	162,920
4.500%, 08/20/48	328,318	320,401
4.500%, 09/20/48	225,362	220,416
4.500%, 10/20/48	316,543	309,597
4.500%, 01/20/49	49,204	48,042
4.500%, 03/20/50	63,599	62,333
5.000%, 08/20/52	1,438,624	1,429,276
5.000%, 11/20/52	70,979	70,566
5.000%, 12/20/52	70,526	70,116
5.000%, 02/20/53	140,046	138,876
5.470%, 08/20/59 (d)	336	341
5.500%, 03/20/53	1,789,171	1,814,553
5.500%, 04/20/53	123,410	125,028
6.000%, 02/20/54	462,918	479,684
6.000%, 07/20/54	728,588	747,463
6.000%, 08/20/54	860,116	896,313
Government National Mortgage Association, TBA
2.000%, TBA (e)	700,000	572,688
2.500%, TBA (e)	1,400,000	1,193,938
3.000%, TBA (e)	4,100,000	3,636,828
5.000%, TBA (e)	1,900,000	1,872,391
5.500%, TBA (e)	3,500,000	3,515,859
6.000%, TBA (e)	100,000	102,000
6.500%, TBA (e)	800,000	828,625
Uniform Mortgage-Backed Security, TBA
5.000%, TBA (e)	3,600,000	3,536,438
5.500%, TBA (e)	8,500,000	8,527,891
6.500%, TBA (e)	2,400,000	2,481,750
		137,531,020
Total Agency Sponsored Mortgage-Backed Securities (Cost $171,259,860)		163,761,088

Foreign Government—5.9%
Sovereign — 5.9%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,812,572
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,430,156
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,567,823
Israel Government International Bonds
5.500%, 03/12/34	2,500,000	2,535,211
Mexico Government International Bonds
5.850%, 07/02/32	4,643,000	4,688,501
See accompanying notes to financial statements.
BHFTI-523

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—2.1%
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	$2,705,409
Total Foreign Government (Cost $27,457,050)		26,739,672

Non-Agency Mortgage-Backed Securities—1.7%
Collateralized Mortgage Obligations — 1.7%
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (f)	468,640	468,169
5.515%, 04/25/70 (144A) (f)	356,236	356,438
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (f)	374,734	376,216
Deephaven Residential Mortgage Trust
4.797%, 12/25/70 (144A) (d)	401,881	396,790
GCAT Trust
6.500%, 09/25/54 (144A) (d)	124,009	126,465
JP Morgan Mortgage Trust
4.879%, 05/25/66 (144A) (d)	897,293	887,544
5.966%, 06/25/65 (144A) (f)	265,571	265,821
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	612,693	629,239
New Residential Mortgage Loan Trust
5.189%, 02/25/66 (144A) (f)	241,673	238,327
OBX Trust
5.755%, 02/25/55 (144A) (f)	732,297	731,828
5.826%, 03/25/65 (144A) (f)	272,768	272,816
6.015%, 11/25/64 (144A) (f)	651,153	653,181
PRKCM Trust
5.100%, 04/25/57 (144A) (d)	221,517	219,399
PRPM Trust
4.845%, 01/25/56 (144A) (f)	216,179	213,835
5.674%, 12/26/69 (144A) (f)	188,034	188,224
Verus Securitization Trust
4.844%, 02/25/71 (144A) (f)	240,486	236,703
5.774%, 05/25/65 (144A) (f)	647,856	648,009
5.976%, 01/25/70 (144A) (f)	749,886	751,224
Total Non-Agency Mortgage-Backed Securities (Cost $7,660,723)		7,660,228

Security Description	Principal Amount*	Value

Repurchase Agreement—2.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $9,705,196; collateralized by U.S. Treasury Note at 3.500%, maturing 01/31/28, with a market value of $9,898,689	9,704,522	$9,704,522
Total Short-Term Investments (Cost $9,704,522)		9,704,522
Total Investments—105.3% (Cost $513,989,307)		477,004,453
Other assets and liabilities (net)—(5.3)%		(24,056,509)
Net Assets—100.0%		$452,947,944

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $11,603,488 and the collateral received consisted of non-cash collateral with a value of $11,990,081. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Principal amount of security is adjusted for inflation.
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$17,419,603, which is 3.8% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	$(2,700,000)	$(2,270,953)	$(2,254,500)
See accompanying notes to financial statements.
BHFTI-524

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$369,353,524	$2,480,909	$390 ,874,726	$3,982,811
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$291,237,663	$284,765,227
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	09/30/26	46	USD	4,924,156	$3,405

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/21/26	(76)	USD	(8,351,687)	(1,565)
U.S. Treasury Ultra Long Bond Futures	09/21/26	(14)	USD	(1,626,188)	10,917
Net Unrealized Appreciation					$12,757
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M CPURNSA	Maturity	2.368%	Maturity	06/29/31	USD	9,922,000	$12,983	$—	$12,983
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$12,983
	Unrealized appreciation on futures contracts (b)	14,322	Unrealized depreciation on futures contracts (b)	$1,565
Total		$27,305		$1,565

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-525

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$188,706
Swap contracts	1,370
$190,076

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(5,476)
Swap contracts	12,983
$7,507
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$26,915,517
Futures contracts short	(10,474,755)
Swap contracts	9,922,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$269,138,943	$—	$269,138,943
Total Agency Sponsored Mortgage-Backed Securities*	—	163,761,088	—	163,761,088
Total Foreign Government*	—	26,739,672	—	26,739,672
Total Non-Agency Mortgage-Backed Securities*	—	7,660,228	—	7,660,228
Total Short-Term Investments*	—	9,704,522	—	9,704,522
Total Investments	$—	$477,004,453	$—	$477,004,453
TBA Forward Sale Commitments (Liability)	$—	$(2,254,500)	$—	$(2,254,500)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,322	$—	$—	$14,322
Futures Contracts (Unrealized Depreciation)	(1,565)	—	—	(1,565)
Total Futures Contracts	$12,757	$—	$—	$12,757
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,983	$—	$12,983

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-526

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$477,004,453
Cash	333,989
Cash collateral (c)	569,555
Receivable for:
TBA securities sold (d)	5,258,957
Fund shares sold	59,044
Principal paydowns	1,463
Interest	2,344,550
Variation margin on futures contracts	24,427
Total Assets	485,596,438
Liabilities
TBA Forward sale commitments, at value	2,254,500
Payable for:
TBA securities purchased	29,261,256
Fund shares redeemed	103,568
Variation margin on centrally cleared swap contracts	289,010
Accrued Expenses:
Management fees	152,392
Distribution and service fees	93,045
Deferred trustees’ fees	256,685
Other expenses	238,038
Total Liabilities	32,648,494
Net Assets	$452,947,944
Net Assets Consist of:
Paid in surplus	$610,216,451
Distributable earnings (Accumulated losses)	(157,268,507)
Net Assets	$452,947,944
Net Assets
Class B	$452,947,944
Capital Shares Outstanding*
Class B	50,849,835
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $513,989,307.
(b)	Includes securities loaned at value of $11,603,488.
(c)	Includes collateral of $207,398 for futures contracts, $50,000 for TBA securities and $312,157 for centrally cleared swap contracts.
(d)	Included within TBA securities sold is $2,270,953 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$8,957,887
Securities lending income, net	11,368
Total investment income	8,969,255
Expenses
Management fees	1,058,414
Administration fees	23,167
Custodian and accounting fees	48,593
Distribution and service fees—Class B	578,831
Audit and tax services	37,906
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	18,749
Insurance	2,209
Miscellaneous	8,987
Total expenses	1,839,845
Less management fee waiver	(111,346)
Net expenses	1,728,499
Net Investment Income	7,240,756
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,789,831)
Futures contracts	188,706
Swap contracts	1,370
Net realized gain (loss)	(3,599,755)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,158,638)
Futures contracts	(5,476)
Swap contracts	12,983
Net change in unrealized appreciation (depreciation)	(1,151,131)
Net realized and unrealized gain (loss)	(4,750,886)
Net Increase (Decrease) in Net Assets From Operations	$2,489,870
See accompanying notes to financial statements.
BHFTI-527

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,240,756	$15,590,053
Net realized gain (loss)	(3,599,755)	(9,671,935)
Net change in unrealized appreciation (depreciation)	(1,151,131)	30,108,033
Increase (decrease) in net assets from operations	2,489,870	36,026,151
From Distributions to Shareholders
Class B	(17,302,236)	(17,655,426)
Total distributions	(17,302,236)	(17,655,426)
Increase (decrease) in net assets from capital share transactions	(13,945,278)	(69,664,536)
Total increase (decrease) in net assets	(28,757,644)	(51,293,811)
Net Assets
Beginning of period	481,705,588	532,999,399
End of period	$452,947,944	$481,705,588

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class B
Sales	1,208,831	$11,122,649	3,327,694	$30,156,526
Reinvestments	1,950,647	17,302,236	2,004,021	17,655,426
Redemptions	(4,589,724)	(42,370,163)	(12,963,415)	(117,476,488)
Net increase (decrease)	(1,430,246)	$(13,945,278)	(7,631,700)	$(69,664,536)
Increase (decrease) derived from capital shares transactions		$(13,945,278)		$(69,664,536)
See accompanying notes to financial statements.
BHFTI-528

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$8.90	$9.16	$9.01	$10.81	$11.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.28	0.25	0.21	0.16	0.10
Net realized and unrealized gain (loss)	(0.09)	0.35	(0.23)	0.18	(1.74)	(0.32)
Total income (loss) from investment operations	0.05	0.63	0.02	0.39	(1.58)	(0.22)
Less Distributions
Distributions from net investment income	(0.35)	(0.32)	(0.28)	(0.24)	(0.22)	(0.24)
Total distributions	(0.35)	(0.32)	(0.28)	(0.24)	(0.22)	(0.24)
Net Asset Value, End of Period	$8.91	$9.21	$8.90	$9.16	$9.01	$10.81
Total Return (%) (b)	0.59 (c)	7.21	0.22	4.39	(14.68)	(1.97)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (d)	0.78	0.77	0.76	0.74	0.73
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.74	0.73	0.72	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	3.13 (d)	3.06	2.78	2.30	1.61	0.90
Portfolio turnover rate (%)	77 (c)	155	128	23	64	35
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	18 (c)	32	34	20	36	30
Net assets, end of period (in millions)	$452.9	$481.7	$533.0	$599.5	$648.9	$860.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-529

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026 (Unaudited)
1.
Organization
Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act  of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-three series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 6). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
On November 6, 2025, Brighthouse Financial, Inc. ("Brighthouse Financial") and affiliates of Aquarian Capital LLC (“Aquarian”), a diversified global holding company with a strategic portfolio of insurance and asset management solutions, providing investment opportunities to millions of people, entered into a definitive agreement under which Aquarian will, directly or indirectly through one or more subsidiaries, acquire Brighthouse Financial in an all cash transaction (the “Transaction”). On February 12, 2026, Brighthouse Financial's common stockholders approved the merger agreement. The Transaction is expected to close in 2026 and is subject to customary closing conditions, including antitrust clearance and the receipt of insurance regulatory approvals. The Adviser's continued service as investment adviser to the Trust following the Transaction was approved by shareholders of the Portfolios at a special meeting of shareholders held on June 5, 2026.
Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below summarizes each Portfolio’s share classes registered and offered, diversification status, and subadviser, if applicable, as of June 30, 2026.
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
AB Global Dynamic Allocation Portfolio	A, B, C, E	B	Yes	AllianceBernstein L.P.
AB International Bond Portfolio	A, B, C, E	A, B	Yes	AllianceBernstein L.P.
Allspring Mid Cap Value Portfolio	A, B, C, E	A, B	Yes	Allspring Global Investments, LLC
American Funds® Aggressive Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds® Balanced Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds® Growth Portfolio	A, B, C, E	C	Yes	N/A
American Funds® Moderate Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
BlackRock Global Tactical Strategies Portfolio	A, B, C, E	B	Yes	BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	A, B, C, E	A, B	Yes	BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	A, B, C, E	A, B	Yes	N/A
Brighthouse Balanced Plus Portfolio	A, B, C, E	B	Yes	Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio	A, B, C, E	A, B	Yes	Allspring Global Investments, LLC
Brighthouse/Artisan International Portfolio	A, B, C, E	A, B	Yes	Artisan Partners Limited Partnership
Brighthouse/Eaton Vance Floating Rate Portfolio	A, B, C, E	A, B	Yes	Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio	A, B	A, B	Yes	Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio	A, B, C, E	A, B	No	Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	A, B, C, E	A, B, E	Yes (1)	Wellington Management Company LLP
CBRE Global Real Estate Portfolio	A, B, C, E	A, B, E	Yes	CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio	A, B, C, E	A, B, E	Yes	Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio *	B	B	Yes	Invesco Advisers, Inc.
Invesco Comstock Portfolio	A, B, C, E	A, B	Yes	Invesco Advisers, Inc.
Invesco Global Equity Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Global Active Allocation Portfolio	A, B, C, E	B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Small Cap Value Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
Loomis Sayles Global Allocation Portfolio	A, B, C, E	A, B	Yes	Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	A, B, C, E	A, B, E	Yes (1)	Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio	A, B, C, E	B	Yes	MetLife Investment Management, LLC
MFS® Research International Portfolio	A, B, C, E	A, B, E	Yes	Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	A, B, C, E	A, B, E	Yes	Morgan Stanley Investment Management, Inc.
PanAgora Global Diversified Risk Portfolio	B	B	No	PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio *	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	B	B	Yes	Schroder Investment Management North America Inc.
BHFTI-530

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	A, B, C, E	A, B	Yes	SSGA Funds Management, Inc.
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
TCW Core Fixed Income Portfolio	A, B, C, E	A, B	Yes	TCW Investment Management Company LLC
Victory Sycamore Mid Cap Value Portfolio	A, B, C, E	A, B, E	Yes	Victory Capital Management Inc.
Western Asset Management Government Income Portfolio	A, B, C, E	B	Yes	Western Asset Management Company

*
The table above is a list of all Portfolios in the Trust as of the end of the period, including the Invesco Balanced-Risk Allocation Portfolio and PIMCO Inflation Protected Bond Portfolio, which are audited as of and for the period ended June 30, 2026. All of the other Portfolios' information is unaudited as of and for the period ended June 30, 2026.

(1)
At a special meeting of shareholders held on June 5, 2026, shareholders approved the reclassification of the diversification status of Brighthouse/Wellington Large Cap Research Portfolio and Loomis
Sayles Growth Portfolio from diversified to non-diversified, effective July 1, 2026.

The American Funds® Aggressive Allocation, American Funds® Balanced Allocation, and American Funds® Moderate Allocation Portfolios are designed on established principles of asset allocation to achieve a specific risk profile. The Portfolios will invest substantially all of their assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying American Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.
The American Funds® Growth Portfolio (the “Growth Portfolio”), a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds® Growth Fund (the “Master Fund”), a fund of the AFIS. The financial statements of the Master Fund should be read in conjunction with the Growth Portfolio's financial statements. As of June 30, 2026, the Growth Portfolio owned approximately 3.6% of the Master Fund.
The BlackRock Global Tactical Strategies Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange-traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.
The Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”) operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
The Brighthouse Balanced Plus Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Underlying BIA Portfolios and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with Pacific Investment Management Company LLC for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The MetLife Multi-Index Targeted Risk Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Underlying BIA Portfolios of the Brighthouse Funds Trust II and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The State Street  Moderate ETF Portfolio and State Street  Moderately Aggressive ETF Portfolio (the "State Street  ETF Portfolios") were designed on established principles of asset allocation. The State Street  ETF Portfolios will primarily invest their assets in Underlying ETFs, including, but not limited to, Standard and Poor’s Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., Schwab International Small-Cap Equity ETF, and Vanguard ETFs of the Vanguard® Index Funds.
2.
Consolidation of Subsidiaries
The AB Global Dynamic Allocation, BlackRock Global Tactical Strategies, Invesco Balanced-Risk Allocation, JPMorgan Global Active Allocation, PanAgora Global Diversified Risk, and Schroders Global Multi-Asset Portfolios may each invest a certain percentage of its
BHFTI-531

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
assets in a wholly-owned and controlled subsidiary of such Portfolio that is organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary,” and together, the “Subsidiaries”).
Portfolio	Subsidiary	Max Investment as a % of Total Assets	Amount Held at June 30, 2026	% of the Portfolio's Total Assets
AB Global Dynamic Allocation Portfolio	AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.	10.0	$10,861,876	0.6
BlackRock Global Tactical Strategies Portfolio	BlackRock Global Tactical Strategies Portfolio, Ltd.	6.0	223,386,765	7.4
Invesco Balanced-Risk Allocation Portfolio	Invesco Balanced-Risk Allocation Portfolio, Ltd.	25.0	155,851,370	20.7
JPMorgan Global Active Allocation Portfolio	JPMorgan Global Active Allocation Portfolio, Ltd.	10.0	29,947	less than 0.1
PanAgora Global Diversified Risk Portfolio	PanAgora Global Diversified Risk Portfolio II, Ltd.	25.0	199,050,258	15.5
Schroders Global Multi-Asset Portfolio	Schroders Global Multi-Asset Portfolio, Ltd.	10.0	377,210	0.1
Each Portfolio invests in its respective Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiaries) of the Portfolios and included in each Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.
Each Subsidiary invests primarily in commodity futures and/or swaps on commodity futures but may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolios, a Subsidiary may invest without limitation in commodity-linked derivatives. Each Portfolio and its respective Subsidiary will be subject to the applicable Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.
By investing in a Subsidiary, a Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Each Portfolio, however, wholly owns and controls its respective Subsidiary, and each Portfolio and its Subsidiary are both managed by the Portfolio’s subadviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of a Portfolio and/or its Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, the corresponding Portfolio’s shareholders would likely suffer decreased investment returns.
Each Portfolio’s Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for each Portfolio. The Subsidiaries each have a fiscal year end of December 31st for financial statement consolidation purposes and, prior to July 4, 2025, had a nonconforming tax year end of November 30th. On July 4th, 2025, the One Big Beautiful Bill Act repealed the election under Section 898(c)(2) of the Internal Revenue Code of 1986, as amended that previously permitted the Subsidiaries to adopt a taxable year beginning one month earlier than the taxable year of the Portfolios. The Subsidiaries now align their taxable year end with the Portfolios’ taxable year end of December 31st and, as a result, had an additional one-month taxable year from December 1st, 2025 to December 31st, 2025.
3.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements or consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements or consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements or consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2026, through the date the financial statements or consolidated financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements or consolidated financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific
BHFTI-532

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds (including Underlying ETFs), rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Master Fund, Underlying American Portfolios, and Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are
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categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying American Portfolios and Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial
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Notes to Financial Statements — June 30, 2026— (Continued)
proceedings within these countries. During the six months ended June 30, 2026, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
CBRE Global Real Estate Portfolio	$111,906
Harris Oakmark International Portfolio	28,727
Invesco Global Equity Portfolio	31,834
JPMorgan Global Active Allocation Portfolio	20,959
Loomis Sayles Global Allocation Portfolio	15,311
PanAgora Global Diversified Risk Portfolio	4,156
Schroders Global Multi-Asset Portfolio	30,474
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements or consolidated financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of their taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2026, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2026, the following Portfolios had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
American Funds® Balanced Allocation Portfolio	$146
American Funds® Growth Portfolio	146
American Funds® Moderate Allocation Portfolio	146
Brighthouse Balanced Plus Portfolio	546,220
Brighthouse/Franklin Low Duration Total Return Portfolio	877,520
Brighthouse/Templeton International Bond Portfolio	419,178
JPMorgan Small Cap Value Portfolio	584,542
MetLife Multi-Index Targeted Risk Portfolio	1,457,443
PanAgora Global Diversified Risk Portfolio	823
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2026. None of the Portfolios had significant average overdraft advances during the six months ended  June 30, 2026.
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Notes to Financial Statements — June 30, 2026— (Continued)
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
Real Estate Investments - Certain Portfolios may make investments related to real estate, including real estate investment trusts ("REITs"). Distributions received from investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Portfolios must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
A Portfolio may receive or pay fees associated with investments in loans. These fees are included as interest income on a Portfolio's Statement of Operations or Consolidated Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
Unfunded Loan Commitments - Certain Portfolios may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower at any point in time, up to the maturity date of the issue. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Unfunded loan commitments are marked-to-market daily, and losses may arise due to changes in the value of these commitments. Open unfunded loan commitments, if any, are disclosed below and in the Portfolio's Schedule of Investments or Consolidated Schedule of Investments and any unrealized appreciation (depreciation) is included in the Portfolio's Statement of Assets & Liabilities and Statement of Operations. At June 30, 2026, the Portfolios had sufficient cash and/or securities to cover these commitments.
Portfolio	Security Description	Commitment Amount	Value
BlackRock High Yield Portfolio	Air Comm Corp. LLC 2026 Delayed Draw Term Loan	$5,624	$5,638
	Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan	51,671	51,671
	Coreweave Financing DDTL V LLC Delayed Draw Term Loan	1,860,231	1,900,226
	Kaman Corp. 2026 Delayed Draw Term Loan	30,159	30,140
	Total	$1,947,685	$1,987,675
Brighthouse/Eaton Vance Floating Rate Portfolio	Air Comm Corp. LLC 2026 Delayed Draw Term Loan	$49,167	$49,290
	Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan	176,471	176,471
	Bright Bidco B.V. 2026 Delayed Draw Term Loan	12,075	11,993
	Cano Health LLC 2026 Delayed Draw Term Loan	19,477	19,477
	CohnReznick LLP Delayed Draw Term Loan	50,423	50,108
	CP Iris Holdco I, Inc. 2025 Delayed Draw Term Loan	8,571	8,180
	Hanger, Inc. 2024 Delayed Draw Term Loan	43,300	43,506
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Portfolio	Security Description	Commitment Amount	Value
	Kaman Corp. 2026 Delayed Draw Term Loan	$103,966	$103,900
	PMI U.S. Bidco, Inc. Delayed Draw Term Loan	100,000	100,688
	Raven Acquisition Holdings LLC Delayed Draw Term Loan	68,885	68,072
	Trilon Group LLC 2026 Delayed Draw Term Loan	87,755	87,865
	Trio Bidco, Inc. 2025 Delayed Draw Term Loan	88,095	86,480
	Total	$808,185	$806,030
Brighthouse/Franklin Low Duration Total Return Portfolio	Coreweave Financing DDTL V LLC Delayed Draw Term Loan	$11,261	$11,503
	Prestige Brands, Inc. 2026 Term Loan B	4,305	4,316
	Total	$15,566	$15,819
Loomis Sayles Global Allocation Portfolio	Coreweave Financing DDTL V LLC Delayed Draw Term Loan	$22,569	$23,055
Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally,
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Notes to Financial Statements — June 30, 2026— (Continued)
although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
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Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Reverse Repurchase Agreements - Certain Portfolios may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, a Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolios retain effective control over the transferred security, therefore accounting for the transaction as a secured borrowing. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it under the agreement. Cash received in exchange for securities transferred under reverse repurchase agreements is reflected as reverse repurchase agreements on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Accrued interest payments to be made by the Portfolio to counterparties are reflected as payable for interest on reverse repurchase agreements on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
For the six months ended June 30, 2026, the Brighthouse Balanced Plus Portfolio had an outstanding reverse repurchase agreement balance for 181 days. The average amount of borrowings was $67,438,315 and the annualized weighted average interest rate was 3.735% during the 181 day period.
For the six months ended June 30, 2026, the PIMCO Inflation Protected Bond Portfolio had an outstanding reverse repurchase agreement balance for 141 days. The average amount of borrowings was $228,991,816 and the annualized weighted average interest rate was 3.736% during the 141 day period.
For the six months ended June 30, 2026, the PIMCO Total Return Portfolio had an outstanding reverse repurchase agreement balance for 175 days. The average amount of borrowings was $85,628,810 and the annualized weighted average interest rate was 3.727% during the 175 day period.
Details on a Portfolio’s open reverse repurchase agreements, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Secured Borrowing Transactions - Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions are subject to a  Master Securities Forward Transaction Agreement ("MFSTA"). The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
For the six months ended June 30, 2026, the Brighthouse Balanced Plus Portfolio had an outstanding secured borrowing transaction balance for 154 days. The average amount of borrowings was $78,407,279 and the annualized weighted average interest rate was 3.833% during the 154 day period. There were no outstanding borrowings as of June 30, 2026.
For the six months ended June 30, 2026, the PIMCO Inflation Protected Bond Portfolio had an outstanding secured borrowing transaction balance for 126 days. The average amount of borrowings was $134,513,590 and the annualized weighted average interest rate was 3.856% during the 126 day period.  At June 30 2026, the amount of the Portfolio’s outstanding borrowings was $1,020,034,249.
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Notes to Financial Statements — June 30, 2026— (Continued)
For the six months ended June 30, 2026, the PIMCO Total Return Portfolio had an outstanding secured borrowing transaction balance for 90 days. The average amount of borrowings was $37,012,017 and the annualized weighted average interest rate was 3.803% during the 90 day period. There were no outstanding borrowings as of June 30, 2026.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The Portfolios retain effective control over the transferred securities, therefore accounting for the transaction as a secured borrowing. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and the valuation techniques are described in this Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the six months ended  June 30, 2026 is reflected as securities lending income, net on the Portfolio's Statement of Operations or Consolidated Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at June 30, 2026 are disclosed in the Portfolio’s footnotes to the Schedule of Investments or Consolidated Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at June 30, 2026.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
4.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
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Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio's Statement of Operations or Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiaries will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for
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the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-floor options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps:  Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
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Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2026, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party
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agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
5.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations; rapid technological developments, such as artificial intelligence, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events, including trade policy changes or disputes and the threat or actual imposition of tariffs, within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Portfolio invests. Furthermore, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
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Notes to Financial Statements — June 30, 2026— (Continued)
Legislation passed in the U.S. could cause securities of a foreign issuer, including ADRs, to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. Although the requirements of this legislation apply to securities of all foreign issuers, the U.S. government has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a Portfolio’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. A Portfolio may also need to seek other markets in which to transact in such securities, which could increase the Portfolio’s costs.
Commodities Risk: Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs, insufficient storage capacity, war and international economic, political and regulatory developments. Certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.
Credit and Counterparty Risk: A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements or consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse.
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Notes to Financial Statements — June 30, 2026— (Continued)
A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
6.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$5,319,598	0.700%	Of the first $250 million
		0.650%	Of the next $250 million
		0.625%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
AB International Bond Portfolio	1,021,962	0.520%	Of the first $500 million
		0.500%	On amounts in excess of $500 million
Allspring Mid Cap Value Portfolio	1,101,264	0.750%	Of the first $200 million
		0.700%	On amounts in excess of $200 million
American Funds® Aggressive Allocation Portfolio	907,887	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds® Balanced Allocation Portfolio	1,173,940	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds® Moderate Allocation Portfolio	654,400	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
BlackRock Global Tactical Strategies Portfolio	9,511,089	0.800%	Of the first $100 million
		0.750%	Of the next $200 million
		0.700%	Of the next $300 million
		0.675%	Of the next $400 million
		0.650%	On amounts in excess of $1 billion
BlackRock High Yield Portfolio	3,182,065	0.600%	All Assets
Brighthouse Asset Allocation 100 Portfolio	624,040	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	4,854,902	0.725%	Of the first $250 million
(Overlay Sleeve)		0.700%	Of the next $500 million
		0.675%	Of the next $250 million
		0.650%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	1,005,314	0.100%	Of the first $500 million
(Base Sleeve)		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Small Cap Value Portfolio	2,738,162	0.750%	Of the first $1 billion
		0.700%	On amounts in excess of $1 billion
Brighthouse/Artisan International Portfolio	3,065,581	0.750%	All Assets
Brighthouse/Eaton Vance Floating Rate Portfolio	1,533,828	0.625%	Of the first $100 million
		0.600%	On amounts in excess of $100 million
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Notes to Financial Statements — June 30, 2026— (Continued)
Portfolio	Fees earned for the the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
Brighthouse/Franklin Low Duration Total Return Portfolio	$1,411,022	0.520%	Of the first $100 million
		0.510%	Of the next $150 million
		0.500%	Of the next $250 million
		0.490%	Of the next $500 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	1,033,265	0.600%	All Assets
Brighthouse/Wellington Large Cap Research Portfolio	6,849,651	0.625%	Of the first $250 million
		0.600%	Of the next $250 million
		0.575%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	2,742,498	0.700%	Of the first $200 million
		0.650%	Of the next $550 million
		0.550%	On amounts in excess of $750 million
Harris Oakmark International Portfolio	7,669,255	0.850%	Of the first $100 million
		0.800%	Of the next $900 million
		0.750%	On amounts in excess of $1 billion
Invesco Balanced-Risk Allocation Portfolio	2,447,564	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	5,456,041	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.525%	On amounts in excess of $1 billion
Invesco Global Equity Portfolio	3,608,711	0.700%	Of the first $100 million
		0.680%	Of the next $150 million
		0.670%	Of the next $250 million
		0.660%	Of the next $250 million
		0.650%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	3,574,584	0.880%	Of the first $500 million
		0.830%	On amounts in excess of $500 million
JPMorgan Core Bond Portfolio	3,256,520	0.550%	All Assets
JPMorgan Global Active Allocation Portfolio	4,565,937	0.800%	Of the first $250 million
		0.750%	Of the next $250 million
		0.720%	Of the next $250 million
		0.700%	On amounts in excess of $750 million
JPMorgan Small Cap Value Portfolio	1,263,615	0.800%	Of the first $100 million
		0.775%	Of the next $400 million
		0.750%	Of the next $500 million
		0.725%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	1,264,159	0.700%	Of the first $500 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
Loomis Sayles Growth Portfolio	8,221,263	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
MetLife Multi-Index Targeted Risk Portfolio	3,023,940	0.500%	Of the first $250 million
(Overlay Sleeve)		0.485%	Of the next $250 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1 billion
MetLife Multi-Index Targeted Risk Portfolio	1,038,692	0.070%	Of the first $500 million
(Base Sleeve)		0.060%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
MFS® Research International Portfolio	4,966,592	0.800%	Of the first $200 million
		0.750%	Of the next $300 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Morgan Stanley Discovery Portfolio	3,880,722	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
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Notes to Financial Statements — June 30, 2026— (Continued)
Portfolio	Fees earned for the the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
PanAgora Global Diversified Risk Portfolio	$4,033,240	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
PIMCO Inflation Protected Bond Portfolio	3,451,504	0.500%	Of the first $1.2 billion
		0.450%	On amounts in excess of $1.2 billion
PIMCO Total Return Portfolio	8,305,930	0.500%	Of the first $1.2 billion
		0.475%	On amounts in excess of $1.2 billion
Schroders Global Multi-Asset Portfolio	1,861,566	0.680%	Of the first $100 million
		0.660%	Of the next $150 million
		0.640%	Of the next $500 million
		0.620%	Of the next $750 million
		0.600%	On amounts in excess of $1.5 billion
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	2,811,408	0.550%	Of the first $250 million
		0.500%	Of the next $250 million
		0.450%	On amounts in excess of $500 million
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	2,569,963	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	1,225,426	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
T. Rowe Price Large Cap Value Portfolio (a)	7,222,634	0.570%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	4,121,815	0.750%	All Assets
TCW Core Fixed Income Portfolio	3,495,033	0.550%	All Assets
Victory Sycamore Mid Cap Value Portfolio	2,796,041	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	1,058,414	0.520%	Of the first $100 million
		0.440%	Of the next $400 million
		0.400%	On amounts in excess of $500 million

(a)	Fee schedule applies provided the Portfolio's average daily net assets exceed $1 billion. If assets fall below that level, a different fee schedule will apply.
With respect to the American Funds Growth Portfolio, the Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the American Funds Growth Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the American Funds Growth Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the American Funds Growth Portfolio. In the event that the American Funds Growth Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the Metlife Multi-Index Targeted Risk Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:
Portfolio	Fees earned for the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
MetLife Multi-Index Targeted Risk Portfolio	$1,047,535	0.200%	Of the first $250 million
		0.185%	Of the next $250 million
		0.150%	Of the next $500 million
		0.140%	On amounts in excess of $1 billion
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2026 to April 30, 2027, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows in the table below. Except as footnoted, identical contractual fee waivers were in effect during the period prior to May 1, 2026.
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Notes to Financial Statements — June 30, 2026— (Continued)
Amounts waived for the six months ended June 30, 2026 are included in the table below and in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations  or Consolidated Statement of Operations.
Portfolio	Fees waived for the six months ended June 30, 2026	% per Annum Reduction	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$61,987	0.025%	$500 million to $1 billion
		0.020%	$2 billion to $3.5 billion
		0.030%	$3.5 billion to $5 billion
		0.040%	On amounts in excess of $5 billion
AB International Bond Portfolio	0	0.020%	$1 billion to $1.5 billion
		0.040%	On amounts in excess of $1.5 billion
Allspring Mid Cap Value Portfolio	106,113	0.050%	Of the first $50 million
		0.075%	Of the next $50 million
		0.100%	Of the next $100 million
		0.050%	Of the next $300 million
		0.100%	On amounts in excess of $500 million
BlackRock Global Tactical Strategies Portfolio	857,502	0.180%	Of the first $100 million
		0.130%	Of the next $200 million
		0.080%	Of the next $300 million
		0.055%	Of the next $400 million
		0.030%	Of the next $500 million
		0.050%	Of the next $1.5 billion
		0.100%	Of the next $2 billion
		0.130%	On amounts in excess of $5 billion
BlackRock High Yield Portfolio	141,200	0.050%	On amounts in excess of $500 million
Brighthouse Balanced Plus Portfolio	123,972	0.050%	Of the first $250 million
(Overlay Sleeve)		0.025%	$250 million to $750 million
		0.025%	$2.5 billion to $5 billion
		0.050%	On amounts in excess of $5 billion
Brighthouse Small Cap Value Portfolio	155,299	0.075%	$250 million to $500 million
		0.050%	$500 million to $700 million
		0.070%	On amounts in excess of $700 million
Brighthouse/Artisan International Portfolio	18,537	0.050%	On amounts in excess of $750 million
Brighthouse/Eaton Vance Floating Rate Portfolio (a)	43,678	0.050%	On amounts in excess of $250 million
Brighthouse/Franklin Low Duration Total Return Portfolio	147,289	0.040%	Of the first $100 million
		0.030%	Of the next $50 million
		0.060%	Of the next $100 million
		0.050%	Of the next $250 million
		0.090%	Of the next $1 billion
		0.070%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	68,884	0.040%	Of the first $500 million
		0.060%	Of the next $500 million
		0.080%	On amounts in excess of $1 billion
Brighthouse/Wellington Large Cap Research Portfolio	489,073	0.070%	Of the first $250 million
		0.045%	Of the next $1.75 billion
		0.005%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	173,561	0.050%	Of the first $200 million
		0.050%	$250 million to $750 million
		0.050%	On amounts in excess of $1 billion
Harris Oakmark International Portfolio (b) (c)	937,383	0.280%	Of the first $50 million
		0.230%	Of the next $50 million
		0.130%	Of the next $900 million
		0.105%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	329,177	0.050%	Of the first $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $500 million
		0.025%	Of the next $1 billion
		0.050%	On amounts in excess of $2 billion
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Notes to Financial Statements — June 30, 2026— (Continued)
Portfolio	Fees waived for the six months ended June 30, 2026	% per Annum Reduction	Average Daily Net Assets
Invesco Global Equity Portfolio	$724,718	0.110%	Of the first $100 million
		0.140%	Of the next $150 million
		0.130%	Of the next $50 million
		0.160%	Of the next $50 million
		0.140%	Of the next $150 million
		0.130%	Of the next $100 million
		0.140%	Of the next $150 million
		0.130%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	673,193	0.150%	Of the first $200 million
		0.175%	Of the next $200 million
		0.200%	Of the next $100 million
		0.150%	On amounts in excess of $500 million
JPMorgan Core Bond Portfolio	828,932	0.140%	All Assets
JPMorgan Global Active Allocation Portfolio	400,578	0.125%	Of the first $250 million
		0.075%	Of the next $250 million
		0.045%	Of the next $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $2 billion
		0.075%	Of the next $2 billion
		0.100%	On amounts in excess of $5 billion
JPMorgan Small Cap Value Portfolio	161,447	0.075%	Of the first $50 million
		0.125%	Of the next $50 million
		0.100%	Of the next $400 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	24,795	0.020%	Of the first $250 million
		0.025%	$500 million to $1 billion
		0.050%	On amounts in excess of $1.5 billion
Loomis Sayles Growth Portfolio	419,670	0.117%	Of the first $500 million
		0.067%	Of the next $500 million
		0.017%	Of the next $1 billion
		(0.033)%	Of the next $1.645 billion
		0.015%	On amounts in excess of $3.645 billion
MetLife Multi-Index Targeted Risk Portfolio	63,755	0.020%	$500 million to $1 billion
(Overlay Sleeve)		0.010%	On amounts in excess of $1 billion
MFS® Research International Portfolio	1,346,400	0.275%	Of the first $200 million
		0.225%	Of the next $300 million
		0.175%	Of the next $500 million
		0.150%	Of the next $500 million
		0.175%	On amounts in excess of $1.5 billion
Morgan Stanley Discovery Portfolio	140,367	0.050%	Of the first $200 million
		0.050%	On amounts in excess of $850 million
PanAgora Global Diversified Risk Portfolio	63,088	0.025%	Of the first $250 million
		0.010%	Of the next $500 million
		(0.005)%	Of the next $250 million
		0.010%	Of the next $500 million
		0.040%	On amounts in excess of $1.5 billion
PIMCO Inflation Protected Bond Portfolio	0	0.025%	On amounts in excess of $2 billion
PIMCO Total Return Portfolio	362,758	0.025%	$1 billion to $3 billion
		0.050%	On amounts in excess of $3 billion
Schroders Global Multi-Asset Portfolio	42,817	0.025%	Of the first $100 million
		0.005%	Of the next $100 million
		0.015%	Of the next $550 million
		0.025%	Of the next $500 million
		0.040%	Of the next $250 million
		0.020%	Of the next $250 million
		0.050%	On amounts in excess of $1.75 billion
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	196,916	0.025%	Of the first $250 million
		0.015%	Of the next $250 million
		0.025%	Of the next $250 million
		0.055%	On amounts in excess of $750 million
BHFTI-550

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Notes to Financial Statements — June 30, 2026— (Continued)
Portfolio	Fees waived for the six months ended June 30, 2026	% per Annum Reduction	Average Daily Net Assets
T. Rowe Price Large Cap Value Portfolio (d)	$696,921	0.055%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	494,618	0.090%	All Assets
TCW Core Fixed Income Portfolio	754,835	0.070%	Of the first $500 million
		0.150%	Of the next $1.5 billion
		0.200%	On amounts in excess of $2 billion
Victory Sycamore Mid Cap Value Portfolio	397,320	0.110%	Of the first $200 million
		0.080%	Of the next $200 million
		0.110%	Of the next $100 million
		0.085%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	27,291	0.015%	$100 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)
An identical expense agreement was in place for the period March 1, 2026 through April 30, 2026. Prior to March 1, 2026, the Adviser had agreed, for the period May 1, 2025 to February 28, 2026, to reduce its advisory fees for each class of the Brighthouse/Eaton Vance Floating Rate Portfolio at the annual rate of 0.020% on amounts in excess of $500 million.

(b)
An identical expense agreement was in place for the period March 1, 2026 through April 30, 2026. Prior to March 1, 2026, the Adviser had agreed, for the period May 1, 2025 to February 28, 2026, to reduce its advisory fees for each class of the Harris Oakmark International Portfolio at the annual rate of 0.250% of the first $50 million, 0.200% of the next $50 million, 0.100% of the next $900 million and 0.075% on amounts in excess of $1 billion.

(c)	Fee waiver schedule applies provided the Portfolio's average daily net assets exceed $2 billion. If average daily net assets fall below $2 billion, a different fee schedule will apply.
(d)
Fee waiver schedule applies provided the Portfolio's average daily net assets are between $2 billion to $3 billion. If average daily net assets exceed $3 billion or fall below $2 billion, different fee schedules will apply.

For the Brighthouse/Franklin Low Duration Total Return Portfolio, for the period May 1, 2026 to April 30, 2027, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Portfolio and those of the Brighthouse/Templeton International Bond Portfolio, also subadvised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2026. $55,510 was waived for the six months ended June 30, 2026 and is included in the amount shown as a management fee waiver in the Portfolio's Statement of Operations.
For the Western Asset Management Government Income Portfolio (the “Western Government Portfolio”), for the period May 1, 2026 to April 30, 2027, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western Government Portfolio and those of Western Asset Management U.S. Government Portfolio, a series of Brighthouse Funds Trust II also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2026. $84,055 was waived for the six months ended June 30, 2026 and is included in the amount shown as a management fee waiver in the Western Government Portfolio’s Statement of Operations.
Invesco Advisers, Inc. ("Invesco"), the subadviser to the Invesco Balanced-Risk Allocation Portfolio (the "IBRA Portfolio"), has agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it receives as a result of any investment by the IBRA Portfolio in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the subadviser or any of its affiliates serves as investment adviser. The Adviser has agreed to waive a portion of the management fee related to the subadviser’s waiving of its subadvisory fee on funds where the subadviser or any of its affiliates serves as investment adviser. $134,728 was waived for the six months ended June 30, 2026 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.
Loomis, Sayles & Company, L.P. ("Loomis"), the subadviser to the Loomis Sayles Growth Portfolio (the "Loomis Portfolio") has agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it receives as a result of any investment by the Loomis Portfolio in investment companies that are sponsored or advised by the Loomis or any of its affiliates. The Adviser has agreed to waive a portion of the management fee related to the subadviser’s waiving of its subadvisory fee. $36,726 was waived for the six months ended June 30, 2026 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the six months ended
BHFTI-551

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
June 30, 2026 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Portfolio	Fees voluntarily waived for the six months ended June 30, 2026
Brighthouse/Wellington Large Cap Research Portfolio	$358,767
Invesco Balanced-Risk Allocation Portfolio	29,530
Invesco Comstock Portfolio	60,636
Invesco Global Equity Portfolio	29,125
Invesco Small Cap Growth Portfolio	38,527
PIMCO Inflation Protected Bond Portfolio	61,353
PIMCO Total Return Portfolio	134,821
T. Rowe Price Large Cap Value Portfolio	243,229
T. Rowe Price Mid Cap Growth Portfolio	176,541
During the six months ended June 30, 2026, Invesco voluntarily reimbursed the Invesco Comstock Portfolio for underperformance that occurred as a result of an operational error in the amount of $1,730,250. The error did not result in a breach of regulatory or investment guidelines for the Portfolio. The reimbursement is reflected as net increase from payments by affiliates in the Portfolio’s Statement of Operations.
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the six months ended June 30, 2026 are shown as Distribution and service fees in the Portfolio's Statement of Operations or Consolidated Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio's Statement of Operations or Consolidated Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Affiliated Broker – During the six months ended June 30, 2026 the following Portfolios paid brokerage commissions to affiliated brokers/dealers:
Portfolio	Affiliate	Commision
Invesco Comstock Portfolio	Invesco Capital Markets, Inc.	$51,580
Invesco Global Equity Portfolio	Invesco Capital Markets, Inc.	1,363
Invesco Small Cap Growth Portfolio	Invesco Capital Markets, Inc.	45,431
BHFTI-552

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
7.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
8.
 Commitments and Contingent Liabilities
A Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments.
At June 30, 2026, the PIMCO Inflation Protected Bond Portfolio had an outstanding commitment of $15,439,407 to purchase a mortgage-backed security issued by Pepper Master Trust in the par amount of AUD 22,300,000.
At June 30, 2026, the PIMCO Total Return Portfolio had an outstanding commitment of $43,202,645 to purchase a mortgage-backed security issued by Pepper Master Trust in the par amount of AUD 62,400,000.
At June 30, 2026, the TCW Core Fixed Income Portfolio had an outstanding commitment of $2,905,000 to purchase a corporate bond issued by Big Sky Funding LLC  in the par amount of USD 2,905,000.
Unrealized appreciation (depreciation) on any commitments outstanding at June 30, 2026 is separately presented in the respective Portfolio's Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments. Outstanding commitments would be considered Level 3 in the fair value hierarchy at June 30, 2026.
9.
Operating Segments
The Trust has adopted Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Trust’s President and Chief Executive Officer acts as the Portfolios’ chief operating decision maker ("CODM"). Each Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Portfolio. The CODM manages the allocation of resources in accordance with each Portfolio’s objective and the terms of its prospectus and evaluates the total return of the Portfolio versus its comparative benchmark(s). The Adviser or Subadviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios,changes in net assets from operations and portfolio composition is consistent with that presented within each Portfolio’s financial statements and financial highlights.
BHFTI-553

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
10.
Income Tax Information
The cost basis of investments for federal income tax purposes at June 30, 2026 was as follows:
Portfolio	Cost Basis of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AB Global Dynamic Allocation Portfolio	$1,352,926,165	$481,361,844	$(114,342,881)	$367,018,963
AB International Bond Portfolio	403,323,431	17,021,188	(26,941,600)	(9,920,412)
Allspring Mid Cap Value Portfolio	285,129,042	72,375,249	(5,522,925)	66,852,324
American Funds® Aggressive Allocation Portfolio	2,333,209,491	654,890,258	(38,631,118)	616,259,140
American Funds® Balanced Allocation Portfolio	3,494,058,677	697,115,228	(187,334,624)	509,780,604
American Funds® Growth Portfolio	1,447,801,038	585,450,482	(4,502)	585,445,980
American Funds® Moderate Allocation Portfolio	1,773,550,501	251,141,251	(143,188,349)	107,952,902
BlackRock Global Tactical Strategies Portfolio	2,663,497,223	558,788,210	(383,345,833)	175,442,377
BlackRock High Yield Portfolio	1,162,726,574	21,281,316	(16,202,105)	5,079,211
Brighthouse Asset Allocation 100 Portfolio	1,696,991,562	142,228,321	(40,542,290)	101,686,031
Brighthouse Balanced Plus Portfolio	5,383,776,283	181,146,502	(703,958,440)	(522,811,938)
Brighthouse Small Cap Value Portfolio	780,198,763	148,083,858	(61,673,054)	86,410,804
Brighthouse/Artisan International Portfolio	713,273,847	132,465,242	(30,417,820)	102,047,422
Brighthouse/Eaton Vance Floating Rate Portfolio	538,788,203	3,178,902	(17,735,442)	(14,556,540)
Brighthouse/Franklin Low Duration Total Return Portfolio	597,006,127	2,727,510	(8,359,926)	(5,632,416)
Brighthouse/Templeton International Bond Portfolio	328,201,667	19,870,870	(12,225,716)	7,645,154
Brighthouse/Wellington Large Cap Research Portfolio	2,136,536,684	613,906,837	(73,191,417)	540,715,420
CBRE Global Real Estate Portfolio	770,918,299	110,639,093	(27,726,779)	82,912,314
Harris Oakmark International Portfolio	1,820,972,439	314,871,128	(170,004,104)	144,867,024
Invesco Balanced-Risk Allocation Portfolio	707,009,574	10,924,129	(13,874,677)	(2,950,548)
Invesco Comstock Portfolio	1,387,413,735	677,143,734	(85,246,176)	591,897,558
Invesco Global Equity Portfolio	616,965,110	564,257,945	(38,368,925)	525,889,020
Invesco Small Cap Growth Portfolio	691,315,262	252,444,394	(16,214,825)	236,229,569
JPMorgan Core Bond Portfolio	1,260,862,886	5,882,144	(81,929,318)	(76,047,174)
JPMorgan Global Active Allocation Portfolio	862,080,949	108,889,437	(37,306,160)	71,583,277
JPMorgan Small Cap Value Portfolio	276,317,449	63,780,109	(9,854,939)	53,925,170
Loomis Sayles Global Allocation Portfolio	289,703,372	86,528,436	(10,344,233)	76,184,203
Loomis Sayles Growth Portfolio	1,550,595,132	1,473,581,654	(79,116,664)	1,394,464,990
MetLife Multi-Index Targeted Risk Portfolio	5,380,063,109	135,862,917	(102,136,796)	33,726,121
MFS® Research International Portfolio	1,121,706,836	406,991,066	(76,401,928)	330,589,138
Morgan Stanley Discovery Portfolio	1,325,761,124	368,986,751	(216,967,683)	152,019,068
PanAgora Global Diversified Risk Portfolio	1,272,932,814	54,934,819	(44,254,744)	10,680,075
PIMCO Inflation Protected Bond Portfolio	2,900,618,105	55,428,262	(272,167,264)	(216,739,002)
PIMCO Total Return Portfolio	5,074,411,113	103,531,088	(315,712,070)	(212,180,982)
Schroders Global Multi-Asset Portfolio	512,322,416	98,189,661	(19,413,374)	78,776,287
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	800,706,534	474,519,364	(107,178,350)	367,341,014
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	1,515,785,584	276,912,135	(3,345,875)	273,566,260
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	681,651,929	178,851,310	(2,016,989)	176,834,321
T. Rowe Price Large Cap Value Portfolio	2,275,520,872	496,950,167	(60,998,034)	435,952,133
T. Rowe Price Mid Cap Growth Portfolio	1,106,802,546	245,549,176	(63,631,893)	181,917,283
TCW Core Fixed Income Portfolio	1,511,187,516	8,516,677	(23,860,405)	(15,343,728)
Victory Sycamore Mid Cap Value Portfolio	898,194,630	151,155,319	(19,913,792)	131,241,527
Western Asset Management Government Income Portfolio	514,080,169	1,031,930	(38,019,127)	(36,987,197)
The tax character of distributions paid for the years ended December 31, 2025, and December 31, 2024 for each Portfolio, as applicable, were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
AB Global Dynamic Allocation Portfolio	$55,808,718	$228,929,639	$—	$33,463,713	$—	$—
AB International Bond Portfolio	38,935,600	—	—	17,717,739	—	—
Allspring Mid Cap Value Portfolio	6,071,529	49,007,845	—	5,165,993	21,838,044	—
BHFTI-554

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
	Year Ended December 31, 2025			Year Ended December 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
American Funds® Aggressive Allocation Portfolio	$33,688,810	$201,587,166	$—	$34,451,170	$114,105,253	$—
American Funds® Balanced Allocation Portfolio	73,605,054	238,427,198	—	67,753,123	132,755,623	—
American Funds® Growth Portfolio	894,592	176,831,161	—	460,300	135,941,948	—
American Funds® Moderate Allocation Portfolio	46,493,403	89,379,208	—	42,795,408	49,345,960	—
BlackRock Global Tactical Strategies Portfolio	40,322,963	334,443,397	—	61,692,430	—	—
BlackRock High Yield Portfolio	67,144,402	—	—	58,095,779	—	—
Brighthouse Asset Allocation 100 Portfolio	21,102,059	74,626,174	—	16,997,989	63,661,470	—
Brighthouse Balanced Plus Portfolio	191,196,942	—	—	179,265,176	—	—
Brighthouse Small Cap Value Portfolio	16,732,334	102,161,455	—	13,264,296	56,669,367	—
Brighthouse/Artisan International Portfolio	32,830,033	113,773,110	—	10,254,251	—	—
Brighthouse/Eaton Vance Floating Rate Portfolio	47,509,571	—	—	50,675,843	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	30,050,127	—	—	29,513,731	—	—
Brighthouse/Wellington Large Cap Research Portfolio	56,144,067	380,953,260	—	20,769,208	154,393,888	—
CBRE Global Real Estate Portfolio	24,337,015	—	—	33,838,113	—	—
Harris Oakmark International Portfolio	46,261,907	70,145,786	—	49,674,804	—	—
Invesco Balanced-Risk Allocation Portfolio	42,291,465	—	—	16,204,335	—	—
Invesco Comstock Portfolio	39,651,163	226,736,383	—	37,363,435	162,532,146	—
Invesco Global Equity Portfolio	1,172,515	168,878,918	—	2,479,649	100,523,357	—
JPMorgan Core Bond Portfolio	49,846,872	—	—	45,132,204	—	—
JPMorgan Global Active Allocation Portfolio	32,455,521	—	—	13,275,875	—	—
JPMorgan Small Cap Value Portfolio	6,775,936	31,188,808	—	6,302,352	—	—
Loomis Sayles Global Allocation Portfolio	3,887,430	29,561,222	—	3,550,363	18,425,308	—
Loomis Sayles Growth Portfolio	—	420,084,816	—	—	246,240,121	—
MetLife Multi-Index Targeted Risk Portfolio	35,313,336	—	—	29,740,090	—	—
MFS® Research International Portfolio	26,288,786	79,876,444	—	28,290,728	36,210,745	—
PanAgora Global Diversified Risk Portfolio	127,511,120	—	—	6,897,695	—	—
PIMCO Inflation Protected Bond Portfolio	27,455,223	—	—	—	—	—
PIMCO Total Return Portfolio	202,875,215	—	—	115,432,742	—	—
Schroders Global Multi-Asset Portfolio	8,730,383	30,700,251	—	18,384,023	—	—
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	10,117,019	—	—	13,241,870	—	—
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	67,660,676	22,381,673	—	40,894,664	—	—
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	26,452,700	36,827,795	—	15,261,274	—	—
T. Rowe Price Large Cap Value Portfolio	49,095,012	233,071,158	—	86,149,757	91,185,206	—
T. Rowe Price Mid Cap Growth Portfolio	—	191,013,073	—	4,728,495	131,404,291	—
TCW Core Fixed Income Portfolio	58,977,830	—	—	60,038,455	—	—
Victory Sycamore Mid Cap Value Portfolio	21,282,285	96,743,508	—	12,648,840	59,146,113	—
Western Asset Management Government Income Portfolio	17,655,426	—	—	17,286,324	—	—
BHFTI-555

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
As of December 31, 2025, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
AB Global Dynamic Allocation Portfolio	$19,351,777	$47,753,454	$323,904,126	$—
AB International Bond Portfolio	12,215,303	—	(5,035,622)	(139,210,628)
Allspring Mid Cap Value Portfolio	5,004,640	27,046,695	47,595,532	—
American Funds® Aggressive Allocation Portfolio	35,638,607	305,235,744	555,002,381	—
American Funds® Balanced Allocation Portfolio	76,464,841	330,043,251	459,751,857	—
American Funds® Growth Portfolio	13,193,772	258,909,973	670,946,513	—
American Funds® Moderate Allocation Portfolio	46,219,017	116,721,034	102,974,975	—
BlackRock Global Tactical Strategies Portfolio	79,281,352	33,528,225	122,931,959	—
BlackRock High Yield Portfolio	62,589,633	—	19,008,867	(77,124,547)
Brighthouse Asset Allocation 100 Portfolio	23,472,351	179,066,315	153,334,245	—
Brighthouse Balanced Plus Portfolio	160,376,011	—	(436,927,222)	(391,016,681)
Brighthouse Small Cap Value Portfolio	10,206,494	91,736,383	23,087,953	—
Brighthouse/Artisan International Portfolio	66,062,889	99,359,262	141,101,575	—
Brighthouse/Eaton Vance Floating Rate Portfolio	36,829,827	—	(14,298,758)	(76,930,388)
Brighthouse/Franklin Low Duration Total Return Portfolio	25,890,543	—	(3,799,453)	(159,587,119)
Brighthouse/Templeton International Bond Portfolio	2,976,901	—	3,173,145	(115,413,704)
Brighthouse/Wellington Large Cap Research Portfolio	67,863,492	249,030,819	485,113,375	—
CBRE Global Real Estate Portfolio	29,746,512	—	46,158,733	(31,402,355)
Harris Oakmark International Portfolio	92,921,339	71,119,625	275,306,487	—
Invesco Balanced-Risk Allocation Portfolio	48,155,789	—	7,745,748	(71,569,644)
Invesco Comstock Portfolio	30,102,615	207,658,108	511,653,609	—
Invesco Global Equity Portfolio	1,894,862	189,925,388	512,730,317	—
Invesco Small Cap Growth Portfolio	—	62,187,058	175,349,976	—
JPMorgan Core Bond Portfolio	47,342,551	—	(73,437,291)	(138,992,770)
JPMorgan Global Active Allocation Portfolio	27,629,576	25,905,205	131,424,469	—
JPMorgan Small Cap Value Portfolio	6,331,334	26,731,120	39,877,496	—
Loomis Sayles Global Allocation Portfolio	4,628,284	24,175,526	86,089,570	—
Loomis Sayles Growth Portfolio	—	251,129,759	1,603,307,289	—
MetLife Multi-Index Targeted Risk Portfolio	107,426,566	—	139,871,668	(1,080,877)
MFS® Research International Portfolio	59,959,879	140,989,709	303,974,530	—
Morgan Stanley Discovery Portfolio	—	—	123,848,361	(513,492,368)
PanAgora Global Diversified Risk Portfolio	110,437,638	—	28,464,566	(714,874,689)
PIMCO Inflation Protected Bond Portfolio	49,631,316	—	(194,036,401)	(23,309,263)
PIMCO Total Return Portfolio	140,425,314	—	(205,874,752)	(486,980,414)
Schroders Global Multi-Asset Portfolio	13,194,305	10,150,648	78,480,531	—
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	28,299,254	56,278,869	205,986,631	—
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	44,878,711	108,365,605	222,680,436	—
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	14,679,934	51,015,443	134,365,716	—
T. Rowe Price Large Cap Value Portfolio	41,583,281	179,523,802	442,373,376	—
T. Rowe Price Mid Cap Growth Portfolio	—	132,942,395	200,683,710	—
TCW Core Fixed Income Portfolio	51,177,313	—	(19,953,392)	(260,857,901)
Victory Sycamore Mid Cap Value Portfolio	10,259,168	23,884,814	87,536,115	—
Western Asset Management Government Income Portfolio	16,953,249	—	(36,891,902)	(122,279,682)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
BHFTI-556

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
The accumulated capital losses carried forward as of December 31, 2025 and prior years accumulated capital losses utilized for each Portfolio, as applicable, were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term
AB International Bond Portfolio	$27,811,916	$111,398,712	$—
BlackRock High Yield Portfolio	—	77,124,547	8,109,107
Brighthouse Balanced Plus Portfolio	144,722,656	246,294,025	159,768,154
Brighthouse/Eaton Vance Floating Rate Portfolio	3,653,664	73,276,724	—
Brighthouse/Franklin Low Duration Total Return Portfolio	31,264,496	128,322,623	—
Brighthouse/Templeton International Bond Portfolio	5,309,021	110,104,683	—
CBRE Global Real Estate Portfolio	31,402,355	—	—
Invesco Balanced-Risk Allocation Portfolio	—	71,569,644	39,072,811
Invesco Small Cap Growth Portfolio	—	—	9,762,686
JPMorgan Core Bond Portfolio	7,238,908	131,753,862	—
JPMorgan Global Active Allocation Portfolio	—	—	46,092,010
MetLife Multi-Index Targeted Risk Portfolio	1,080,877	—	85,264,904
Morgan Stanley Discovery Portfolio	134,584,992	378,907,376	206,678,633
PanAgora Global Diversified Risk Portfolio	266,400,335	448,474,354	39,400,867
PIMCO Inflation Protected Bond Portfolio	—	23,309,263	—
PIMCO Total Return Portfolio	189,338,376	297,642,038	6,608,251
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	—	—	9,977,756
TCW Core Fixed Income Portfolio	169,950,595	90,907,306	—
Western Asset Management Government Income Portfolio	17,188,417	105,091,265	—
11.
Acquisition
At the close of business on April 25, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (the “Acquired Portfolio”), a series of the Trust, merged with and into the State Street  Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (the “Portfolio”). The Portfolio, with aggregate Class A and Class B net assets of $358,717,408 and $7,853,814, respectively, acquired all of the assets and assumed the liabilities of the Acquired Portfolio.
The acquisition was accomplished by a tax-free exchange of 43,297,801 Class A shares of the Acquired Portfolio (valued at $395,415,800) for 36,337,018 Class A shares of the Portfolio and 37,379,598 of Class B shares of the Acquired Portfolio (valued at $338,746,123) for 31,349,997 Class B shares of the Portfolio. Each shareholder of the Acquired Portfolio received Class A and Class B shares of the Portfolio, as applicable, at the Class A and Class B NAV, as determined at the close of business on April 25, 2025. The transaction consolidated substantially similar portfolios managed by the Adviser and provided efficiencies from overlapping strategies. The transaction enabled shareholders of the Acquired Portfolio and Portfolio to invest in a larger, potentially more efficient Portfolio while continuing to pursue the same investment strategy. Some of the investments held by the Acquired Portfolio may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. If such purchases or sales occurred, the transaction costs were borne by the Acquired Portfolio. All other costs associated with the merger were not borne by the shareholders of either the Portfolio or the Acquired Portfolio. The Acquired Portfolio’s net assets on April 25, 2025, were $395,415,800 for Class A and $338,746,123 for Class B shares, including investments and foreign cash valued at $355,342,467 with a cost basis of $357,616,781. In addition, the Acquired Portfolio included $345,374,937 as a receivable for investments sold associated with the sale and transfer of securities in certain foreign jurisdictions.
For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments and foreign cash in the amount of $357,616,781 received by the Portfolio from the Acquired Portfolio through a transfer were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For certain foreign jurisdictions, the Acquired Portfolio was required to sell $345,374,937 of securities and recognize a loss of $(8,718,088). The Portfolio purchased those securities for $346,210,933 which established the cost basis for these assets. Transaction costs incurred in connection with the repurchase, were recapitalized as part of the costs of the repurchased securities.
The aggregate net assets of the Portfolio immediately after the acquisition were $1,100,733,145, which included $(2,274,314) of acquired unrealized depreciation on investments and foreign currency transactions.
BHFTI-557

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2026— (Continued)
Assuming the acquisition had been completed on January 1, 2025, the Portfolio’s pro-forma results of operations for the year ended December 31, 2025, are as follows
Net investment income	$28,364,510 (a)
Net realized and change in unrealized gain	307,919,132 (b)
Net increase in net assets from operations	336,283,642

(a)	$23,073,806 net investment income as reported at December 31, 2025, plus $5,123,990 from the Acquired Portfolio pre-merger net investment income, plus $166,714 of pro-forma eliminated other expenses.
(b)
$229,791,274 unrealized appreciation as reported at December 31,2025, minus $(8,716,774) pro-forma December 31, 2024 unrealized depreciation, plus $77,005,323 net realized gain as reported at
December 31, 2025, plus $(7,594,239) in net realized loss from the Acquired Portfolio pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Portfolio’s Statement of Operations since April 25, 2025.
BHFTI-558

Brighthouse Funds Trust I
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust I and Shareholders of the PIMCO Inflation Protected Bond Portfolio and Invesco Balanced-Risk Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PIMCO Inflation Protected Bond Portfolio (one of the portfolios constituting the Brighthouse Funds Trust I), as of June 30, 2026, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended December 31, 2025, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”). We have also audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the Invesco Balanced-Risk Allocation Portfolio and Subsidiary (one of the portfolios constituting the Brighthouse Funds Trust I) (collectively with PIMCO Inflation Protected Bond Portfolio, the “Portfolios”), as of June 30, 2026, the related consolidated statement of operations for the six months then ended, the consolidated statement of changes in net assets for the six months then ended and the year ended December 31, 2025, the consolidated financial highlights for the six months then ended and each of the five years in the period then ended December 31, 2025 and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of June 30, 2026, and the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and the year ended December 31, 2025, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 21, 2026
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTI-559

Brighthouse Funds Trust I
Shareholder Votes (Unaudited)
On June 5, 2026 at 11:00 a.m. Eastern Time, a special meeting of shareholders (the "Special Shareholder Meeting") was held by means of remote communication. At the Special Shareholder Meeting, shareholders were asked to vote on the following proposals:
(i) For each Portfolio of the Trust and Brighthouse Funds Trust II, to approve a new investment advisory agreement between each Trust, on behalf of its Portfolios, and the Adviser;
(ii) To approve for MetLife Multi-Index Targeted Risk Portfolio, a series of the Trust and for each of MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE® Index Portfolio, MetLife Russell 2000® Index Portfolio and MetLife Stock Index Portfolio, each a series of Brighthouse Funds Trust II (the “MIM Subadvised Portfolios”), each of which is subadvised by MIM, which may be deemed an affiliate of the Trust and Brighthouse Funds Trust II, a new subadvisory agreement between the Adviser and MIM with respect to the MIM Subadvised Portfolio;
(iii) For each Portfolio of the Trust and Brighthouse Funds Trust II, to approve a modified manager-of-managers structure for each Portfolio that would permit the Adviser to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval; and
(iv) To approve the reclassification of the diversification status of Brighthouse/Wellington Large Cap Research Portfolio and Loomis Sayles Growth Portfolio, each a series of the Trust, and BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T.  Rowe Price Large Cap Growth Portfolio, each a series of Brighthouse Funds Trust II (the “Large Cap Portfolios”), from “diversified” to “non-diversified.”
The voting results for the proposals considered at the Special Shareholder Meeting for the Trust are as follows:
BHFTI560

Brighthouse Funds Trust I
Shareholder Votes (Unaudited) (Continued)
Proposal I:  To Approve a new Advisory Agreement between the Trust and the Adviser
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
AB Global Dynamic Allocation Portfolio	123,696,028.660	5,632,345.006	10,560,794.777	139,889,168.443
AB International Bond Portfolio	43,617,196.748	1,898,850.337	3,291,325.408	48,807,372.493
Allspring Mid Cap Value Portfolio	24,327,534.023	732,664.452	1,340,274.213	26,400,472.688
American Funds® Aggressive Allocation Portfolio	214,837,585.320	12,303,150.135	14,976,671.083	242,117,406.538
American Funds® Balanced Allocation Portfolio	308,121,055.460	12,397,994.874	21,534,369.636	342,053,419.970
American Funds® Growth Portfolio	127,360,210.360	3,434,355.117	8,724,873.263	139,519,438.740
American Funds® Moderate Allocation Portfolio	155,457,568.860	6,763,670.830	11,661,267.199	173,882,506.889
BlackRock Global Tactical Strategies Portfolio	224,638,859.750	12,519,652.371	17,202,994.995	254,361,507.116
BlackRock High Yield Portfolio	119,106,228.040	5,885,805.267	8,156,412.932	133,148,446.239
Brighthouse Asset Allocation 100 Portfolio	104,213,109.670	7,301,937.194	7,303,048.764	118,818,095.628
Brighthouse Balanced Plus Portfolio	375,294,077.550	19,961,690.774	28,245,418.603	423,501,186.927
Brighthouse Small Cap Value Portfolio	54,010,838.726	1,556,516.532	3,821,561.751	59,388,917.009
Brighthouse/Artisan International Portfolio	57,605,804.260	—	—	57,605,804.260
Brighthouse/Eaton Vance Floating Rate Portfolio	49,258,495.359	1,788,501.404	3,443,994.728	54,490,991.491
Brighthouse/Franklin Low Duration Total Return Portfolio	52,937,800.086	2,919,661.602	3,755,499.737	59,612,961.425
Brighthouse/Templeton International Bond Portfolio	35,586,197.152	421,600.315	5,043,899.086	41,051,696.553
Brighthouse/Wellington Large Cap Research Portfolio	141,636,652.560	8,706,554.197	12,557,529.709	162,900,736.466
CBRE Global Real Estate Portfolio	63,523,170.399	3,562,996.942	5,923,178.059	73,009,345.400
Harris Oakmark International Portfolio	112,520,227.000	4,350,403.968	7,579,916.753	124,450,547.721
Invesco Balanced-Risk Allocation Portfolio	60,416,492.555	2,850,199.375	4,219,736.298	67,486,428.228
Invesco Comstock Portfolio	123,727,851.080	2,858,705.154	8,411,172.106	134,997,728.340
Invesco Global Equity Portfolio	37,252,768.273	2,219,891.074	3,429,704.973	42,902,364.320
Invesco Small Cap Growth Portfolio	74,064,988.646	2,824,667.173	5,158,448.298	82,048,104.117
JPMorgan Core Bond Portfolio	113,941,769.210	2,283,428.809	7,942,517.842	124,167,715.861
JPMorgan Global Active Allocation Portfolio	95,989,908.411	4,522,348.623	7,116,879.933	107,629,136.967
JPMorgan Small Cap Value Portfolio	21,609,511.365	510,868.901	2,337,190.507	24,457,570.773
Loomis Sayles Global Allocation Portfolio	17,678,572.717	516,741.354	1,208,635.493	19,403,949.564
Loomis Sayles Growth Portfolio	132,304,779.040	6,650,004.286	10,339,699.985	149,294,483.311
MetLife Multi-Index Targeted Risk Portfolio	353,603,054.181	20,880,128.364	31,849,625.934	406,332,808.479
MFS® Research International Portfolio	84,662,793.779	4,290,113.562	6,734,074.348	95,686,981.689
Morgan Stanley Discovery Portfolio	137,845,238.560	6,414,152.720	12,031,443.554	156,290,834.834
PanAgora Global Diversified Risk Portfolio	132,408,768.210	6,229,908.930	13,459,653.501	152,098,330.641
PIMCO Inflation Protected Bond Portfolio	115,572,417.160	4,114,498.277	8,702,905.664	128,389,821.101
PIMCO Total Return Portfolio	293,086,249.791	8,299,552.182	23,158,867.826	324,544,669.799
Schroders Global Multi-Asset Portfolio	33,664,377.525	1,515,851.488	2,860,842.700	38,041,071.713
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	63,269,945.360	2,090,791.636	5,117,117.316	70,477,854.312
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	105,975,593.560	4,768,837.700	9,202,319.078	119,946,750.338
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	48,659,177.747	2,545,905.726	4,239,702.226	55,444,785.699
T. Rowe Price Large Cap Value Portfolio	74,765,161.863	3,165,157.968	5,970,649.192	83,900,969.023
T. Rowe Price Mid Cap Growth Portfolio	132,371,960.250	4,715,847.058	9,855,815.950	146,943,623.258
TCW Core Fixed Income Portfolio	131,181,890.510	144.135	12,959,633.217	144,141,667.862
Victory Sycamore Mid Cap Value Portfolio	40,369,145.171	1,367,387.897	3,637,553.275	45,374,086.343
Western Asset Management Government Income Portfolio	38,556,279.067	2,331,701.976	4,219,840.663	45,107,821.706
Proposal II:  To Approve a new Subadvisory Agreement between the Adviser and MIM for the MIM Subadvised Portfolios
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
MetLife Multi-Index Targeted Risk Portfolio	349,315,427.943	23,427,454.114	33,589,926.422	406,332,808.479
BHFTI561

Brighthouse Funds Trust I
Shareholder Votes (Unaudited) (Continued)
Proposal III:  To Approve a Modified Manager-of-Managers Order
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
AB Global Dynamic Allocation Portfolio	117,298,902.563	11,711,622.974	10,878,642.902	139,889,168.439
AB International Bond Portfolio	42,902,266.360	3,315,337.922	2,589,768.211	48,807,372.493
Allspring Mid Cap Value Portfolio	22,916,245.162	1,521,909.674	1,962,317.852	26,400,472.688
American Funds® Aggressive Allocation Portfolio	203,310,370.688	22,104,788.593	16,702,247.252	242,117,406.533
American Funds® Balanced Allocation Portfolio	289,955,986.311	27,593,380.407	24,504,053.249	342,053,419.967
American Funds® Growth Portfolio	119,045,967.046	10,600,359.722	9,873,111.973	139,519,438.741
American Funds® Moderate Allocation Portfolio	144,045,870.968	15,770,922.346	14,065,713.577	173,882,506.891
BlackRock Global Tactical Strategies Portfolio	211,624,462.271	24,743,510.538	17,993,534.308	254,361,507.117
BlackRock High Yield Portfolio	112,464,102.579	11,694,814.583	8,989,529.074	133,148,446.236
Brighthouse Asset Allocation 100 Portfolio	97,215,679.189	12,996,757.528	8,605,658.910	118,818,095.627
Brighthouse Balanced Plus Portfolio	351,465,404.378	40,713,179.462	31,322,603.087	423,501,186.927
Brighthouse Small Cap Value Portfolio	52,157,129.011	3,630,263.632	3,601,524.366	59,388,917.009
Brighthouse/Artisan International Portfolio	48,233,915.967	57.596	9,371,830.697	57,605,804.260
Brighthouse/Eaton Vance Floating Rate Portfolio	47,266,739.545	3,285,912.650	3,938,339.296	54,490,991.491
Brighthouse/Franklin Low Duration Total Return Portfolio	50,154,710.802	5,675,209.292	3,783,041.331	59,612,961.425
Brighthouse/Templeton International Bond Portfolio	31,339,275.943	4,575,539.115	5,136,881.495	41,051,696.553
Brighthouse/Wellington Large Cap Research Portfolio	130,800,009.244	18,142,896.014	13,957,831.209	162,900,736.467
CBRE Global Real Estate Portfolio	59,747,711.206	6,836,590.069	6,425,044.125	73,009,345.400
Harris Oakmark International Portfolio	107,891,538.722	7,825,064.027	8,733,944.967	124,450,547.716
Invesco Balanced-Risk Allocation Portfolio	57,545,078.041	5,316,842.114	4,624,508.073	67,486,428.228
Invesco Comstock Portfolio	115,370,150.427	10,427,472.935	9,200,104.982	134,997,728.344
Invesco Global Equity Portfolio	35,646,416.961	3,884,418.259	3,371,529.100	42,902,364.320
Invesco Small Cap Growth Portfolio	70,646,539.320	6,117,413.809	5,284,150.988	82,048,104.117
JPMorgan Core Bond Portfolio	107,979,602.901	7,026,889.274	9,161,223.689	124,167,715.864
JPMorgan Global Active Allocation Portfolio	89,815,129.403	10,078,270.440	7,735,737.124	107,629,136.967
JPMorgan Small Cap Value Portfolio	20,722,313.199	1,273,137.893	2,462,119.681	24,457,570.773
Loomis Sayles Global Allocation Portfolio	17,117,372.230	1,025,280.546	1,261,296.788	19,403,949.564
Loomis Sayles Growth Portfolio	124,432,929.816	13,322,721.719	11,538,831.779	149,294,483.314
MetLife Multi-Index Targeted Risk Portfolio	329,002,856.353	41,683,950.839	35,646,001.287	406,332,808.479
MFS® Research International Portfolio	80,202,440.783	7,807,476.417	7,677,064.489	95,686,981.689
Morgan Stanley Discovery Portfolio	130,199,643.887	13,644,969.917	12,446,221.032	156,290,834.836
PanAgora Global Diversified Risk Portfolio	125,224,236.297	13,443,335.713	13,430,758.631	152,098,330.641
PIMCO Inflation Protected Bond Portfolio	110,610,024.910	8,107,028.741	9,672,767.447	128,389,821.098
PIMCO Total Return Portfolio	278,710,852.449	20,828,935.639	25,004,881.711	324,544,669.799
Schroders Global Multi-Asset Portfolio	31,631,764.024	3,209,399.460	3,199,908.229	38,041,071.713
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	60,109,508.587	4,549,339.556	5,819,006.169	70,477,854.312
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	99,361,991.795	10,763,864.055	9,820,894.491	119,946,750.341
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	46,396,924.920	4,318,971.385	4,728,889.394	55,444,785.699
T. Rowe Price Large Cap Value Portfolio	70,205,312.278	6,878,695.025	6,816,961.720	83,900,969.023
T. Rowe Price Mid Cap Growth Portfolio	125,486,634.702	10,714,233.715	10,742,754.839	146,943,623.256
TCW Core Fixed Income Portfolio	131,181,890.514	144.135	12,959,633.217	144,141,667.866
Victory Sycamore Mid Cap Value Portfolio	37,485,986.865	3,821,581.711	4,066,517.767	45,374,086.343
Western Asset Management Government Income Portfolio	36,766,935.823	4,033,176.944	4,307,708.939	45,107,821.706
Proposal IV:  To Approve Reclassification of the Large Cap Portfolios from Diversified to Non-Diversified
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
Brighthouse/Wellington Large Cap Research Portfolio	131,542,838.976	16,508,355.035	14,849,542.456	162,900,736.467
Loomis Sayles Growth Portfolio	124,718,075.348	11,152,590.151	13,423,817.815	149,294,483.314
BHFTI562

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. INGEFP2-998-0826 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 98.01%	Shares	Value (000)
Information technology 40.68%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,597,200	$736,956
Micron Technology, Inc.	536,549	619,333
SK hynix, Inc.	338,900	597,927
Broadcom, Inc.	908,061	343,020
Western Digital Corp.	507,603	324,216
ASML Holding NV	80,916	160,476
ASML Holding NV (ADR)	61,703	122,754
Samsung Electronics Co., Ltd.	1,133,760	247,859
Microsoft Corp.	390,702	145,740
Intel Corp. (a)	902,119	125,963
NVIDIA Corp.	617,918	123,639
AppLovin Corp., Class A (a)	217,473	112,049
Corning, Inc.	427,692	109,245
KLA Corp.	226,000	68,186
Cloudflare, Inc., Class A (a)	275,652	67,612
Apple, Inc.	233,537	67,576
Seagate Technology Holdings PLC	67,878	65,502
Ciena Corp. (a)	130,589	64,062
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	31,829
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	24,496
Dassault Systemes SE	2,183,729	44,477
EPAM Systems, Inc. (a)	487,827	38,709
Hewlett Packard Enterprise Co.	846,904	38,204
Ubiquiti, Inc.	51,991	27,765
Capgemini SE	176,911	17,793
Advanced Micro Devices, Inc. (a)	30,546	17,745
Delta Electronics, Inc.	198,000	12,255
		4,355,388

Industrials 15.53%
Siemens AG	339,350	109,043
ATI, Inc. (a)	476,446	93,908
Boeing Co. (The) (a)	422,785	91,520
GE Vernova, Inc.	74,566	87,605
Comfort Systems USA, Inc.	40,449	80,168
Ryanair Holdings PLC (ADR)	1,180,370	76,429
General Electric Co.	198,717	74,266
Safran SA	165,069	65,262
Carpenter Technology Corp.	104,276	64,322
Techtronic Industries Co., Ltd.	3,617,500	60,393
Rocket Lab Corp. (a)	565,667	57,500
Airbus SE, non-registered shares	247,505	55,089
FTAI Aviation, Ltd.	200,740	54,306
Saab AB, Class B	1,018,474	52,835
Bombardier, Inc., Class B (a)	217,849	50,158
Bloom Energy Corp., Class A (a)	157,491	47,673
Hanwha Aerospace Co., Ltd.	69,749	44,927
Core & Main, Inc., Class A (a)	916,776	44,234
GT Capital Holdings, Inc.	5,411,899	42,884
RS Group PLC	5,414,909	41,777
ASSA ABLOY AB, Class B	1,034,590	36,546
Toro Co. (The)	373,724	36,408
DSV A/S	153,094	36,342
TransDigm Group, Inc.	26,946	35,893
PACCAR, Inc.	286,995	34,474
Leonardo SpA	558,655	29,958
Caterpillar, Inc.	28,043	29,863
Deere & Co.	39,278	24,915
Mitsubishi Electric Corp.	640,000	23,470
Alliance Global Group, Inc.	156,400,700	20,400

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsui & Co., Ltd.	676,500	$18,841
Copart, Inc. (a)	629,962	17,759
Crane Co.	54,220	12,095
Daikin Industries, Ltd.	76,900	11,681
		1,662,944

Financials 10.94%
3i Group PLC	3,977,134	131,261
Citigroup, Inc.	834,955	116,860
Aon PLC, Class A	331,084	109,817
Societe Generale	743,809	65,862
Adyen NV (a)	64,009	59,778
Banco Bilbao Vizcaya Argentaria SA	2,350,067	58,954
Prudential PLC	4,310,838	57,406
Fiserv, Inc. (a)	1,031,889	50,614
Ameriprise Financial, Inc.	104,697	48,031
Allianz SE	89,408	42,312
MS&AD Insurance Group Holdings, Inc.	1,579,600	41,255
Visa, Inc., Class A	118,186	40,549
Kinsale Capital Group, Inc.	122,877	40,526
Aviva PLC	4,545,916	39,223
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	35,725
UniCredit SpA	338,294	30,266
HSBC Holdings PLC (GBP denominated)	1,163,368	22,099
Apollo Asset Management, Inc.	173,851	20,568
Brookfield Corp., Class A	467,490	19,910
CaixaBank SA, non-registered shares	1,357,890	19,273
VZ Holding AG	100,688	18,872
Arthur J. Gallagher & Co.	74,138	17,020
KB Financial Group, Inc.	138,539	14,247
Shinhan Financial Group Co., Ltd.	224,722	13,924
CME Group, Inc., Class A	58,444	12,906
Standard Chartered PLC (GBP denominated)	460,153	12,472
Eurobank SA	2,512,864	12,008
HDFC Bank, Ltd.	1,328,758	11,240
CVC Capital Partners PLC	542,527	7,884
		1,170,862

Consumer discretionary 8.25%
Starbucks Corp.	1,415,740	144,674
Prosus NV, Class N	1,846,586	80,261
Inchcape PLC	6,234,573	63,781
Amazon.com, Inc. (a)	267,557	63,770
LKQ Corp.	2,005,096	52,794
Restaurant Brands International, Inc. (CAD denominated)	718,077	52,084
Renault SA	1,688,781	48,447
General Motors Co.	519,771	40,064
MGM China Holdings, Ltd.	28,793,200	37,339
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,845
Industria de Diseno Textil SA	501,952	31,635
Trip.com Group, Ltd. (ADR) (a)	788,983	31,433
Entain PLC	4,066,641	30,189
Toll Brothers, Inc.	167,692	27,627
Booking Holdings, Inc.	150,625	26,847
Hermes International	12,384	22,661
Chipotle Mexican Grill, Inc. (a)	663,804	22,569
Compagnie Financiere Richemont SA, Class A	73,617	17,082
Ryohin Keikaku Co., Ltd.	721,500	15,763

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	21,430,000	$13,822
O’Reilly Automotive, Inc. (a)	134,120	12,351
MercadoLibre, Inc. (a)	6,858	11,641
		882,679

Health care 8.16%
Vertex Pharmaceuticals, Inc. (a)	250,579	124,470
UnitedHealth Group, Inc.	260,134	108,120
Eli Lilly and Co.	81,047	97,210
Argenx SE (ADR) (a)	76,588	71,056
Regeneron Pharmaceuticals, Inc.	83,600	52,128
Thermo Fisher Scientific, Inc.	103,186	51,733
Novo Nordisk AS, Class B	871,431	41,807
Centene Corp. (a)	589,208	37,821
Cigna Group (The)	132,736	36,593
AstraZeneca PLC (GBP denominated)	194,247	36,340
Pfizer, Inc.	1,418,993	34,169
Sanofi	378,504	32,344
Ionis Pharmaceuticals, Inc. (a)	388,000	30,765
Bayer AG	537,074	29,692
BeOne Medicines, Ltd. (ADR) (a)	101,482	28,919
EssilorLuxottica SA	147,809	27,731
bioMerieux SA	226,573	17,792
Alnylam Pharmaceuticals, Inc. (a)	50,179	15,105
		873,795

Communication services 5.96%
Alphabet, Inc., Class A	928,534	331,830
Meta Platforms, Inc., Class A	207,460	116,860
Publicis Groupe SA	947,647	93,664
Bharti Airtel, Ltd.	2,029,589	39,775
Space Exploration Technologies Corp., Class A (a)(b)	209,100	35,727
Tencent Holdings, Ltd.	213,900	11,788
Netflix, Inc. (a)	124,540	8,892
		638,536

Materials 2.86%
Lynas Rare Earths, Ltd. (a)	6,227,600	78,034
Vale SA, ordinary nominative shares	2,622,149	39,559
Linde PLC	63,907	33,164
Amcor PLC (CDI)	713,400	30,858
Sherwin-Williams Co.	81,338	28,006
Resonac Holdings Co., Ltd.	193,300	21,554
First Quantum Minerals, Ltd. (a)	648,097	17,703
Syensqo SA	238,713	17,628
Agnico Eagle Mines, Ltd. (CAD denominated)	103,645	16,104
LyondellBasell Industries NV	250,227	13,174
Glencore PLC	1,475,257	10,062
		305,846

Consumer staples 2.74%
Nestle SA	783,948	80,507
Costco Wholesale Corp.	44,829	41,936
Carrefour SA, non-registered shares	2,201,230	40,890
Coca-Cola HBC AG (CDI)	519,634	33,919
Pernod Ricard SA	384,768	28,096
Philip Morris International, Inc.	121,081	21,905

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ajinomoto Co., Inc.	451,200	$16,413
General Mills, Inc.	456,426	15,883
Monster Beverage Corp. (a)	140,587	13,513
		293,062

Real estate 1.15%
Simon Property Group, Inc. REIT	168,674	37,724
Mirvac Group REIT	27,613,163	32,970
Goodman Logistics (HK), Ltd. REIT	1,236,037	26,795
Dexus REIT	6,948,146	26,037
		123,526

Energy 1.14%
TotalEnergies SE (EUR denominated)	585,477	45,480
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	42,219
Tourmaline Oil Corp.	612,792	25,622
NAC Kazatomprom JSC (GDR)	124,090	8,535
		121,856

Utilities 0.60%
Veolia Environnement SA	429,985	17,909
SSE PLC	533,888	17,255
Redeia Corporacion, SA	889,210	15,131
FirstEnergy Corp.	286,296	13,610
		63,905
Total common stocks (cost: $6,283,983,000)		10,492,399
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)(d)	2,222,490	222,227
Total short-term securities (cost: $222,232,000)		222,227
Total investment securities 100.08% (cost: $6,506,215,000)		10,714,626
Other assets less liabilities (0.08)%		(8,757)
Net assets 100.00%		$10,705,869
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)	$288,884	$1,102,143	$1,168,724	$(33)	$(43)	$222,227	$4,426

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	4

Global Growth Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

SMALLCAP World Fund (formerly Global Small Capitalization Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 97.34%	Shares	Value (000)
Industrials 29.48%
Diploma PLC	282,657	$26,748
Comfort Systems USA, Inc.	11,907	23,599
ATI, Inc. (a)	115,018	22,670
Crane Co.	84,382	18,823
Bombardier, Inc., Class B (a)	74,818	17,226
Modine Manufacturing Co. (a)	57,036	15,230
SPX Technologies, Inc. (a)	61,850	15,164
International Container Terminal Services, Inc.	922,820	13,473
Bloom Energy Corp., Class A (a)	44,113	13,353
Enpro, Inc.	33,887	12,773
FTAI Aviation, Ltd.	40,475	10,950
Arxis, Inc., Class A (a)	221,226	10,207
IMI PLC	257,456	10,129
BELIMO Holding AG	8,830	9,956
VSE Corp.	42,648	9,745
Everus Construction Group, Inc. (a)	56,908	9,444
Saia, Inc. (a)	21,037	8,860
Federal Signal Corp.	64,231	8,253
NICHIAS Corp.	331,600	8,144
Oshkosh Corp.	52,790	8,102
Casella Waste Systems, Inc., Class A (a)	83,185	8,066
Moog, Inc., Class A	18,907	8,014
AZZ, Inc.	50,977	7,904
Arcosa, Inc.	51,592	7,496
CSW Industrials, Inc.	25,436	7,079
Applied Industrial Technologies, Inc.	20,597	6,965
Watts Water Technologies, Inc., Class A	17,618	6,897
Acter Group Corp., Ltd.	167,000	6,809
Carel Industries SpA	186,944	6,783
SPIE SA	116,479	6,718
NKT AS (a)	43,533	6,519
Sterling Infrastructure, Inc. (a)	7,726	6,485
Howden Joinery Group PLC	579,374	6,440
Alliance Laundry Holdings, Inc. (a)	241,625	6,408
ESCO Technologies, Inc.	17,916	6,271
UL Solutions, Inc., Class A	59,217	6,032
Kadant, Inc.	19,124	6,009
XPO, Inc. (a)	29,165	5,987
MDA Space, Ltd. (CAD denominated) (a)	129,076	5,333
MDA Space, Ltd. (a)	10,628	439
BayCurrent, Inc.	149,500	5,570
Core & Main, Inc., Class A (a)	114,127	5,507
SWCC Corp.	65,000	5,502
Standex International Corp.	15,206	5,439
Addtech AB, Class B	152,096	5,361
First Advantage Corp. (a)	291,644	5,264
Babcock International Group PLC	416,403	5,259
Simpson Manufacturing Co., Inc.	25,031	5,240
Perini Corp.	61,369	5,092
VAT Group AG	5,811	5,084
Hammond Power Solutions, Inc., Class A	20,292	4,968
Astronics Corp. (a)	51,411	4,178
Astronics Corp., Class B (a)	10,282	781
ESAB Corp.	49,134	4,846
Cenergy Holdings SA	181,770	4,797
Alaska Air Group, Inc. (a)	91,648	4,784
Hub Group, Inc., Class A	108,746	4,762
Nexans SA	28,636	4,758
Cleanaway Waste Management, Ltd.	2,827,159	4,613
Sinfonia Technology Co., Ltd.	45,600	4,552

American Funds Insurance Series	6

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copa Holdings SA, Class A	29,143	$4,534
AAR Corp. (a)	30,724	4,391
Takasago Thermal Engineering Co., Ltd.	137,648	4,355
Sanki Engineering Co., Ltd.	234,600	4,316
Badger Infrastructure Solutions, Ltd.	64,028	4,199
IES Holdings, Inc. (a)	5,682	4,174
Japan Elevator Service Holdings Co., Ltd.	387,000	4,153
SiteOne Landscape Supply, Inc. (a)	36,275	4,150
Sulzer AG	24,835	4,121
Loar Holdings, Inc. (a)	50,939	4,106
Meidensha Corp.	66,900	4,083
Advanced Drainage Systems, Inc.	25,143	3,946
Rumo SA	1,416,680	3,686
AQ Group AB	160,402	3,638
AAON, Inc.	28,633	3,632
Masco Corp.	43,946	3,576
Weir Group PLC (The)	111,236	3,550
PFISTERER Holding SE	32,776	3,536
Matson, Inc.	17,957	3,452
Armstrong World Industries, Inc.	21,434	3,438
Qantas Airways, Ltd.	459,874	3,405
Robert Half, Inc.	109,056	3,348
Kumagai Gumi Co., Ltd.	377,500	3,345
Volution Group PLC	409,830	3,325
Shaily Engineering Plastics, Ltd. (a)	103,374	3,186
Interpump Group SpA	81,980	3,168
KEI Industries, Ltd.	53,756	3,107
Rosebank Industries PLC (a)	701,710	3,082
Construction Partners, Inc., Class A (a)	25,733	3,056
DPC Holdings, Ltd. (a)	62,300	3,056
Visional, Inc. (a)	61,538	2,952
IMCD NV	32,481	2,933
Karman Holdings, Inc. (a)	58,330	2,912
Bravida Holding AB	227,811	2,905
Hensoldt AG	36,858	2,854
Tetra Tech, Inc.	97,835	2,826
Chemring Group PLC	406,685	2,763
CECO Environmental Corp. (a)	30,425	2,761
Cadre Holdings, Inc.	95,627	2,726
Builders FirstSource, Inc. (a)	30,147	2,698
Kandenko Co., Ltd.	64,300	2,689
Flowserve Corp.	35,801	2,655
Allison Transmission Holdings, Inc.	22,744	2,564
MSA Safety, Inc.	14,615	2,552
Takuma Co., Ltd.	113,500	2,544
Rotork PLC	644,541	2,527
Trinity Industries, Inc.	71,001	2,455
Beijer Ref AB, Class B	161,478	2,366
Arteche Lantegi Elkartea SA	61,425	2,366
WESCO International, Inc.	6,796	2,348
Powell Industries, Inc.	7,684	2,200
MYR Group, Inc. (a)	4,333	2,168
McGrath RentCorp	17,298	2,094
EquipmentShare.com, Inc., Class A (a)	105,242	2,069
Lifco AB, Class B	62,026	2,032
Instalco AB	473,453	1,869
Inox Wind, Ltd. (a)	1,939,830	1,859
INVISIO Communications AB	85,817	1,815
QinetiQ Group PLC	323,098	1,811
Grafton Group PLC	150,075	1,794

7	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
LISI SA	23,283	$1,752
Huber + Suhner AG	6,220	1,718
Neway Valve (Suzhou) Co., Ltd., Class A	227,550	1,697
Sankyu, Inc.	31,400	1,675
Generac Holdings, Inc. (a)	5,694	1,667
Union Tool Co.	11,643	1,650
R&S Group Holding AG	48,800	1,643
Engcon AB, Class B	259,170	1,639
Enerpac Tool Group Corp., Class A	45,450	1,630
APi Group Corp. (a)	38,189	1,617
Ceres Power Holdings PLC (a)	234,369	1,590
Mader Group, Ltd.	286,369	1,573
Montana Aerospace AG (a)	58,528	1,536
Terex Corp.	20,410	1,477
Sany Heavy Equipment International Holdings Co., Ltd.	1,667,000	1,421
HD Hyundai Marine Solution Co., Ltd.	9,671	1,410
FTI Consulting, Inc. (a)	9,141	1,362
AFRY AB, Class B	126,329	1,361
BWX Technologies, Inc.	6,882	1,340
Leonardo DRS, Inc.	30,940	1,320
EnerSys	5,531	1,293
Ventia Services Group Pty, Ltd.	299,198	1,286
Morgan Sindall Group PLC	19,659	1,283
GATX Corp.	7,202	1,276
SATS, Ltd.	354,900	1,247
FUJI Corp.	23,300	1,225
Beijer Alma AB, Class B	39,561	1,212
Cadeler A / S (a)	217,341	1,191
FLSmidth & Co. A/S, non-registered shares	16,229	1,188
Kaori Heat Treatment Co., Ltd.	24,000	1,180
Porr AG	23,237	1,176
Upwork, Inc. (a)	134,054	1,121
Worthington Enterprises, Inc.	20,208	1,086
Localiza Rent a Car SA, ordinary nominative shares	127,409	1,025
Localiza Rent a Car SA	5,572	43
Kajaria Ceramics, Ltd.	81,293	1,043
Aequs, Ltd. (a)	405,488	1,012
Richelieu Hardware, Ltd.	34,759	999
Firefly Aerospace, Inc. (a)(b)	33,801	994
AirTAC International Group	23,000	970
Kingspan Group PLC	10,571	967
dormakaba Holding AG	14,903	963
GEK TERNA Holdings SA	18,590	936
Grupa Pracuj SA	78,872	934
Karnell Group AB (a)	106,670	900
Kardex Holding AG	3,100	870
MTAR Technologies, Ltd. (a)	10,411	847
Mega Union Technology, Inc. (a)	26,852	829
RENK Group AG	16,984	819
HawkEye 360, Inc. (a)	39,847	806
Voyager Technologies, Inc., Class A (a)	23,553	760
Arcadis NV, non-registered shares	19,474	749
Tkms AG & Co. KGaA (a)	8,569	731
JBT Marel Corp.	5,014	727
Mitsubishi Kakoki Kaisha, Ltd.	31,300	712
Amada Co., Ltd.	36,900	681
Xometry, Inc., Class A (a)	6,939	670
Storskogen Group AB, Class B	744,855	656
Applied Aerospace & Defense, Inc. (a)	26,600	606
SNT Dynamics Co., Ltd.	25,424	578

American Funds Insurance Series	8

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bufab AB	43,870	$574
MonotaRO Co., Ltd.	42,400	484
ICF International, Inc.	6,537	476
Downer EDI, Ltd.	80,636	450
Zehnder Group AG	5,694	441
LIG Defense&Aerospace Co., Ltd.	899	415
Electro Optic Systems Holdings Ltd. (a)	36,588	262
EXEO Group, Inc.	12,700	217
COMSYS Holdings Corp.	6,100	206
Zedcor, Inc. (a)	39,364	160
Impro Precision Industries, Ltd.	139,000	144
Voltronic Power Technology Corp.	2,000	68
		754,647

Information technology 20.35%
Kokusai Electric Corp.	516,778	35,285
MKS, Inc.	67,632	30,083
Global Unichip Corp.	127,000	19,777
Lumentum Holdings, Inc. (a)	22,216	19,063
ASMPT, Ltd.	587,700	18,134
Semtech Corp. (a)	93,283	15,098
Taiwan Union Technology Corp.	250,000	13,348
Fabrinet, non-registered shares (a)	21,338	11,994
Viavi Solutions, Inc. (a)	242,692	11,589
Skyworks Solutions, Inc.	163,129	11,060
MACOM Technology Solutions Holdings, Inc. (a)	28,886	10,987
Lattice Semiconductor Corp. (a)	70,886	10,843
Dexerials Corp.	396,800	10,562
Allegro MicroSystems, Inc. (a)	149,958	10,440
ACM Research, Inc., Class A (a)	80,125	10,167
eMemory Technology, Inc.	105,430	9,768
Impinj, Inc. (a)	67,130	9,615
Ultra Clean Holdings, Inc. (a)	65,078	9,279
Maruwa Co., Ltd.	18,754	8,326
Nova, Ltd. (a)	14,869	8,073
Jentech Precision Industrial Co., Ltd.	73,000	7,932
Astera Labs, Inc. (a)	16,374	7,909
Cohu, Inc. (a)	102,265	7,558
Co-Tech Copper Foil Corp.	394,000	7,503
Cipher Digital, Inc. (a)(b)	254,712	6,240
GPGI, Inc., Class A (c)	227,438	3,605
GPGI, Inc., Class A	163,575	2,593
Ichor Holdings, Ltd. (a)	54,858	6,159
Credo Technology Group Holding, Ltd. (a)	22,342	6,076
King Slide Works Co., Ltd.	25,158	5,880
Celestica, Inc. (a)	14,953	5,455
Arrow Electronics, Inc. (a)	25,420	5,425
Rorze Corp.	173,375	5,271
FIT Hon Teng, Ltd. (a)	5,740,000	5,270
Aixtron SE	85,767	5,159
Eugene Technology Co., Ltd.	39,988	4,866
Rogers Corp. (a)	29,301	4,797
Soitec (a)	35,392	4,754
Unity Software, Inc. (a)	165,168	4,721
Kitron ASA	429,970	4,638
RingCentral, Inc., Class A	118,663	4,625
Shibaura Mechatronics Corp.	150,800	4,366
Fastly, Inc., Class A (a)	221,187	4,061
TTM Technologies, Inc. (a)	20,184	3,775

9	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Ralliant Corp.	51,105	$3,763
OSI Systems, Inc. (a)	16,194	3,542
AT & S Austria Technologie & Systemtechnik AG (a)	13,458	3,250
Disco Corp.	6,300	3,202
ULVAC, Inc.	47,000	3,043
Azbil Corp.	281,400	3,003
HPSP Co., Ltd.	81,349	2,886
Lagercrantz Group AB, Class B	109,456	2,880
Maxlinear, Inc. (a)	22,224	2,845
Kulicke and Soffa Industries, Inc.	21,050	2,816
ELMOS Semiconductor SE, non-registered shares	13,512	2,786
Silicon Laboratories, Inc. (a)	12,629	2,760
Power Integrations, Inc.	32,598	2,730
Cognex Corp.	34,009	2,463
Sanmina Corp. (a)	9,636	2,439
Kinsus Interconnect Technology Corp.	85,000	2,408
INFICON Holding AG	10,574	2,387
TeraWulf, Inc. (a)(b)	94,990	2,346
Otsuka Corp.	135,100	2,313
Lotes Co., Ltd.	32,000	2,138
Softcat PLC	86,165	2,093
Sterlite Technologies, Ltd. (a)	312,689	2,072
Silex Microsystems AB (a)(b)	96,561	2,003
Hut 8 Corp. (a)	17,133	1,978
Riken Keiki Co., Ltd.	83,400	1,918
Q2 Holdings, Inc. (a)	38,460	1,850
FormFactor, Inc. (a)	10,926	1,747
Accton Technology Corp.	22,000	1,740
Cellebrite DI, Ltd. (a)	115,927	1,693
Rubrik, Inc., Class A (a)	20,935	1,681
Lumine Group, Inc., subordinate voting shares (a)	102,232	1,550
Premier Energies, Ltd.	138,047	1,541
Elite Material Co., Ltd.	9,000	1,540
MongoDB, Inc., Class A (a)	4,448	1,494
Klaviyo, Inc., Class A (a)	94,526	1,427
ServiceTitan, Inc., Class A (a)	18,773	1,327
Agilysys, Inc. (a)	12,641	1,321
BlackBuck, Ltd. (a)	221,526	1,252
Ingram Micro Holding Corp.	45,358	1,244
Nayax, Ltd. (a)	19,026	1,239
Clear Secure, Inc., Class A	22,121	1,233
Rigaku Holdings Corp.	75,500	1,181
Presight AI Holding PLC (a)	1,153,492	1,104
Codan, Ltd.	35,241	1,082
EPAM Systems, Inc. (a)	13,406	1,064
Riskified, Ltd., Class A (a)	202,211	1,019
Nippon Electric Glass Co., Ltd.	23,700	967
Reply SpA	8,865	927
Kinaxis, Inc. (a)	7,943	853
Procore Technologies, Inc. (a)	20,684	840
AAC Technologies Holdings, Inc.	150,500	830
Aurora Innovation, Inc., Class A (a)	121,613	829
Money Forward, Inc. (a)(b)	30,500	824
Adeia, Inc.	24,741	815
Itron, Inc. (a)	8,970	776
WhiteFiber, Inc. (a)	19,004	738
Dynavox Group AB	119,389	720
Enphase Energy, Inc. (a)	14,065	693
AXT, Inc. (a)	9,101	656
Monday.com, Ltd. (a)	7,514	544

American Funds Insurance Series	10

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Bechtle AG, non-registered shares	14,953	$529
PAR Technology Corp. (a)	27,788	484
VNET Group, Inc., Class A (ADR) (a)	41,932	337
Park Systems Corp.	2,037	330
Topicus.com, Inc., subordinate voting shares (a)	4,828	308
Yotpo, Ltd. (a)(c)(d)	678,736	217
PVA TePla AG non-registered shares (a)	2,518	130
		520,869

Financials 12.43%
Affirm Holdings, Inc., Class A (a)	163,965	13,371
National Bank of Greece SA	625,564	10,818
Essent Group, Ltd.	135,120	8,686
RenaissanceRe Holdings, Ltd.	26,341	8,347
Gunma Bank, Ltd. (The)	574,100	8,322
360 ONE WAM, Ltd.	675,095	7,701
Paymentus Holdings, Inc., Class A (a)	311,710	7,531
Glacier Bancorp, Inc.	139,571	7,199
Porto Seguro SA	674,732	6,917
FirstCash Holdings, Inc.	30,822	6,667
Plus500, Ltd.	97,458	6,188
Wintrust Financial Corp.	37,916	6,094
JB Financial Group Co., Ltd.	361,708	5,807
VZ Holding AG	29,676	5,562
Max Financial Services, Ltd. (a)	324,147	5,451
IG Group Holdings PLC	226,519	5,436
Marex Group PLC	87,685	5,344
Storebrand ASA	281,287	5,283
Manappuram Finance, Ltd.	1,502,526	5,169
Nuvama Wealth Management, Ltd.	262,081	5,034
SouthState Bank Corp.	47,198	4,715
Stifel Financial Corp.	63,219	4,411
Banca Generali SpA	58,294	4,343
EZCORP, Inc., Class A, nonvoting shares (a)	122,871	4,248
Vontobel Holding AG	44,888	4,080
Eurobank SA	846,947	4,047
BNK Financial Group, Inc.	365,708	4,032
Nova Ljubljanska Banka dd (GDR)	77,608	3,853
Home BancShares, Inc.	134,720	3,846
First Interstate BancSystem, Inc., Class A	96,508	3,721
AUB Group, Ltd.	183,744	3,640
Fifth Third Bancorp	64,356	3,628
WisdomTree, Inc.	205,609	3,483
HDFC Asset Management Co., Ltd.	122,852	3,465
StepStone Group, Inc., Class A	83,236	3,443
Houlihan Lokey, Inc., Class A	25,456	3,414
Victory Capital Holdings, Inc., Class A	40,329	3,390
SiriusPoint, Ltd. (a)	140,286	3,367
Cholamandalam Investment and Finance Co., Ltd.	170,903	3,252
SLM Corp.	123,305	3,199
First American Financial Corp.	45,676	3,133
Discovery, Ltd.	186,491	3,013
Alpha Bank SA	664,242	3,010
Hokuhoku Financial Group, Inc.	68,500	2,831
Nordnet AB	74,047	2,815
Goosehead Insurance, Inc., Class A (a)	55,315	2,683
Euronext NV	16,480	2,637
BSE, Ltd.	61,180	2,522
Lazard, Inc., Class A	59,767	2,507

11	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
East West Bancorp, Inc.	19,216	$2,481
RBL Bank, Ltd. (a)	628,233	2,466
Slide Insurance Holdings, Inc. (a)	126,068	2,442
Kinsale Capital Group, Inc.	7,225	2,383
Baldwin Insurance Group, Inc. (The), Class A (a)	82,301	2,188
GQG Partners, Inc. (CDI)	2,166,998	2,172
flatexDEGIRO SE	50,478	2,163
FactSet Research Systems, Inc.	9,260	2,131
L&T Finance, Ltd.	625,940	2,067
Optima bank SA	170,578	1,954
Remitly Global, Inc. (a)	82,897	1,858
Neptune Insurance Holdings, Inc. (a)	57,215	1,802
Norion Bank AB (a)	278,014	1,741
Stewart Information Services Corp.	25,483	1,682
Antin Infrastructure Partners SA	161,283	1,629
ASX, Ltd.	43,101	1,592
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	7,734	1,541
Evercore, Inc., Class A	4,431	1,513
EFG International AG	74,378	1,492
Trupanion, Inc. (a)	58,630	1,452
Accelerant Holdings, Class A (a)	123,330	1,445
Bolsa Mexicana de Valores, SAB de CV, Series A	719,937	1,435
Tikehau Capital SCA, non-registered shares (b)	73,858	1,398
Rasan Information Technology Co. (a)	31,794	1,309
Lincoln International, Inc., Class A (a)	53,400	1,275
Definity Financial Corp.	23,983	1,272
Asia Commercial Joint Stock Bank	1,465,471	1,266
Banco del Bajio, SA	374,190	1,209
Perella Weinberg Partners, Class A	72,993	1,165
Capitec Bank Holdings, Ltd.	3,986	1,155
Skyward Specialty Insurance Group, Inc. (a)	19,786	1,154
Kyoto Financial Group, Inc.	41,500	1,153
Aptus Value Housing Finance India, Ltd.	387,062	1,146
Towne Bank	31,367	1,137
iM Financial Group Co., Ltd.	101,764	1,109
Roko AB, Class B (a)	5,864	1,101
Capri Global Capital, Ltd. (a)	449,340	1,087
OneMain Holdings, Inc.	17,440	1,063
Patria Investments, Ltd., Class A	94,602	1,039
Marqeta, Inc., Class A (a)	244,047	991
Qualitas Controladora, SAB de CV	98,161	984
Sprott, Inc.	8,314	937
Netwealth Group, Ltd.	62,593	890
Bank of Hawaii Corp.	10,887	887
Qualitas, Ltd.	409,669	868
Regional, SAB de CV, Class A	112,967	866
Valiant Holding AG	4,280	851
Funding Circle Holdings PLC (a)	412,645	809
Ridgepost Capital, Inc., Class A	102,220	804
XP, Inc., Class A	44,032	716
PROG Holdings, Inc.	13,082	610
Warsaw Stock Exchange, Class B, non-registered shares	24,775	585
TMBThanachart Bank PCL, foreign registered shares	7,785,400	578
PB Fintech, Ltd. (a)	28,542	492
Linc AB (a)	66,637	489
Pine Labs, Ltd. (a)	269,872	448
TMX Group, Ltd.	12,260	401
AGI, Inc., Class A (a)	54,363	385
Central Depository Services (India), Ltd.	20,857	290
UP Fintech Holding, Ltd. (ADR) (a)	61,793	272

American Funds Insurance Series	12

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Generation Development Group, Ltd.	88,955	$221
WEX, Inc. (a)	1,400	198
Haci A–mer Sabanci Holding AS	55,667	117
Root, Inc., Class A (a)	2,011	112
		318,123

Consumer discretionary 10.30%
TopBuild Corp. (a)	39,790	14,107
Dollarama, Inc.	94,627	12,518
Wayfair, Inc., Class A (a)	110,427	10,206
Cavco Industries, Inc. (a)	15,237	9,361
Lottomatica Group SPA	321,962	8,939
Toll Brothers, Inc.	52,474	8,645
Ollies Bargain Outlet Holdings, Inc. (a)	105,925	8,143
CAVA Group, Inc. (a)	102,785	8,067
Games Workshop Group PLC	26,823	7,689
Tube Investments of India, Ltd.	229,561	7,414
Global-E Online, Ltd. (a)	196,337	6,819
Patrick Industries, Inc.	72,828	6,538
Wyndham Hotels & Resorts, Inc.	69,874	5,884
Brinker International, Inc. (a)	30,991	5,206
KB Home	80,583	5,044
Meritage Homes Corp.	54,251	4,549
B&M European Value Retail PLC	1,711,469	4,429
Wingstop, Inc.	23,678	4,106
Cairn Homes PLC (GBP denominated)	1,047,947	2,987
Cairn Homes PLC (EUR denominated)	312,690	883
Floor & Decor Holdings, Inc., Class A (a)	65,114	3,865
Inchcape PLC	374,539	3,832
Norwegian Cruise Line Holdings, Ltd. (a)	178,088	3,759
BRP, Inc.	61,078	3,731
Wynn Resorts, Ltd.	37,895	3,679
AUTO1 Group SE (a)	132,256	3,501
Century Communities, Inc.	42,406	3,039
Watches of Switzerland Group PLC (a)	321,445	3,026
Polaris, Inc.	43,001	2,943
Kontoor Brands, Inc.	34,397	2,867
Covista, Inc. (a)	22,634	2,822
Thor Industries, Inc.	37,079	2,787
Moncler SpA	47,317	2,745
Lennar Corp., Class A	28,518	2,581
tonies SE, Class A (a)	176,858	2,554
Light & Wonder, Inc. CHESS Depositary Interest (a)	32,340	2,487
Coats Group PLC	2,307,997	2,388
Dominos Pizza Enterprises, Ltd.	213,083	2,313
Nissan Motor Co., Ltd. (a)	1,245,500	2,312
Navan, Inc. (a)	99,066	2,266
Aditya Vision, Ltd.	324,384	2,257
Vibra Energia SA	381,036	2,206
Metaplanet, Inc. (a)(b)	1,759,900	2,163
Puuilo OYJ	102,947	2,114
Installed Building Products, Inc.	9,129	2,098
Brunello Cucinelli SpA	21,571	2,038
Pepkor Holdings, Ltd.	1,470,915	1,982
Champion Homes, Inc. (a)	21,719	1,914
Zensho Holdings Co., Ltd.	37,400	1,855
Liberty Live Holdings, Inc., Class C (a)	15,823	1,671
Texas Roadhouse, Inc.	8,484	1,639
ThredUp, Inc., Class A (a)	232,370	1,592

13	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Atour Lifestyle Holdings, Ltd., Class A (ADR)	49,666	$1,579
Darden Restaurants, Inc.	7,610	1,568
Versigent PLC (a)	36,803	1,546
Rusta AB	180,078	1,492
OneSpaWorld Holdings, Ltd.	51,127	1,444
Gap, Inc.	76,600	1,431
Zalando SE, non-registered shares (a)	48,722	1,412
Beazer Homes USA, Inc. (a)	46,551	1,306
Pattern Group, Inc., Class A (a)	49,081	1,236
Cartrade Tech, Ltd. (a)	41,868	1,198
Warby Parker, Inc., Class A (a)	38,262	1,161
Belrise Industries, Ltd.	454,491	1,149
Five Below, Inc. (a)	6,288	1,130
Valeo SA, non-registered shares	74,027	1,087
Guzman y Gomez, Ltd.	71,002	1,041
RH (a)	5,809	957
TCL Electronics Holdings, Ltd.	576,000	952
YETI Holdings, Inc. (a)	19,042	944
Evolution AB (a)	13,410	924
Savers Value Village, Inc. (a)	90,734	915
Entain PLC	123,114	914
Jumbo SA	34,595	888
AcadeMedia AB (publ)	84,773	881
Maruchiyo Yamaokaya Corp. (b)	41,900	876
Domino’s Pizza Group PLC	357,448	859
Groupe Dynamite, Inc.	22,492	849
Smartfit Escola de Ginastica e Danca SA	218,357	833
Grand Canyon Education, Inc. (a)	5,643	808
Musashi Seimitsu Industry Co., Ltd.	32,600	799
Amber Enterprises India, Ltd. (a)	9,425	756
Winnebago Industries, Inc.	23,862	745
Minth Group, Ltd.	206,700	701
Food & Life Cos., Ltd.	23,200	695
Zhejiang Weixing Industrial Development Co., Ltd., Class A	518,642	644
Bath & Body Works, Inc.	27,337	632
Physicswallah, Ltd. (a)	425,196	562
MIPS AB	15,232	406
Nien Made Enterprise Co., Ltd.	32,000	349
Yonex Co., Ltd.	24,400	348
JVCKENWOOD Corp.	45,100	315
MRF, Ltd.	204	277
Bright Horizons Family Solutions, Inc. (a)	3,608	256
DPC Dash, Ltd. (a)	60,200	226
		263,651

Health care 9.97%
Ionis Pharmaceuticals, Inc. (a)	143,357	11,367
Definium Therapeutics, Inc. (a)	209,315	9,846
NewAmsterdam Pharma Co. NV (a)	257,315	8,720
Ensign Group, Inc. (The)	53,743	8,615
Molina Healthcare, Inc. (a)	37,013	8,465
Krystal Biotech, Inc. (a)	20,497	7,618
Laurus Labs, Ltd.	443,980	7,161
Bio-Rad Laboratories, Inc., Class A (a)	24,221	7,112
Cytokinetics, Inc. (a)	82,241	7,006
Spyre Therapeutics, Inc. (a)	69,891	6,205
Xenon Pharmaceuticals, Inc. (a)	87,517	5,283
IDEAYA Biosciences, Inc. (a)	141,751	5,283
Rhythm Pharmaceuticals, Inc. (a)	46,405	5,152

American Funds Insurance Series	14

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bio-Techne Corp.	69,627	$4,919
Alignment Healthcare, Inc. (a)	202,744	4,827
Max Healthcare Institute, Ltd.	398,488	4,782
Asker Healthcare Group AB	569,200	4,626
Kymera Therapeutics, Inc. (a)	36,633	4,201
Ascendis Pharma AS (a)	15,585	4,157
Oruka Therapeutics, Inc. (a)	42,375	4,033
Rapport Therapeutics, Inc. (a)	94,007	3,917
Glaukos Corp. (a)	26,883	3,757
Sonida Senior Living, Inc. (a)	91,380	3,728
Addus HomeCare Corp. (a)	37,008	3,718
Hemab Therapeutics Holdings, Inc. (a)	97,333	3,575
Mirum Pharmaceuticals, Inc. (a)	30,410	3,560
Penumbra, Inc. (a)	11,231	3,546
Jazz Pharmaceuticals PLC (a)	13,607	3,279
InSilico Medicine Cayman TopCo (a)(b)	575,000	2,926
Natera, Inc. (a)	10,740	2,915
AbCellera Biologics, Inc. (a)(b)	359,753	2,824
CRISPR Therapeutics AG (a)(b)	48,103	2,624
BrightSpring Health Services, Inc. (a)	37,408	2,609
Guardant Health, Inc. (a)	17,066	2,560
Encompass Health Corp.	23,389	2,364
Classys, Inc.	77,772	2,353
Aster DM Healthcare, Ltd.	272,521	2,279
Kardigan, Inc. (a)	95,100	2,268
SAI Life Sciences, Ltd. (a)	166,806	2,178
Vimian Group AB (publ) (a)	710,509	2,140
BONESUPPORT Holding AB (a)	97,870	2,135
Insmed, Inc. (a)	19,656	2,096
Cosmo NV	25,334	2,088
Nanobiotix SA (a)	55,824	2,049
Innovent Biologics, Inc. (a)	195,500	1,992
Siegfried Holding AG	22,680	1,989
Vitrolife AB	218,643	1,979
ADMA Biologics, Inc. (a)	231,984	1,942
Ottobock SE & Co. KGaA	32,678	1,897
Denali Therapeutics, Inc. (a)	68,927	1,773
Generate Biomedicines, Inc. (a)(b)	103,973	1,754
Zenas Biopharma, Inc. (a)	68,912	1,749
Scholar Rock Holding Corp. (a)	31,657	1,741
Asahi Intecc Co., Ltd.	69,600	1,633
Camurus AB (a)	27,812	1,624
Teleflex, Inc.	12,790	1,621
10x Genomics, Inc., Class A (a)	40,731	1,562
Fisher & Paykel Healthcare Corp., Ltd.	70,396	1,557
Dr. Lal PathLabs, Ltd.	89,491	1,557
AddLife AB, Class B	91,037	1,535
J. B. Chemicals & Pharmaceuticals, Ltd.	62,989	1,530
Elanco Animal Health, Inc. (a)	58,305	1,435
Mineralys Therapeutics, Inc. (a)	53,147	1,434
BridgeBio Pharma, Inc. (a)	18,817	1,402
Zealand Pharma AS (a)	31,130	1,380
Genus PLC	47,875	1,365
Vaxcyte, Inc. (a)	22,073	1,283
Globus Medical, Inc., Class A (a)	16,112	1,273
Nurix Therapeutics, Inc. (a)	48,581	1,179
Gubra AS (a)	23,531	1,160
Legend Biotech Corp. (ADR) (a)	37,804	1,092
Alnylam Pharmaceuticals, Inc. (a)	3,608	1,086
IRhythm Holdings, Inc. (a)	9,037	1,075

15	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Granules India, Ltd.	108,587	$937
Inhibrx Biosciences, Inc. (a)	9,758	925
Strive, Inc. (a)	83,242	908
Waystar Holding Corp. (a)	39,246	806
Glenmark Pharmaceuticals, Ltd.	31,261	732
CONMED Corp.	22,341	731
Shanghai Conant Optical Co., Ltd., Class H	179,300	720
Insulet Corp. (a)	4,712	717
TransMedics Group, Inc. (a)	10,494	697
Duality Biotherapeutics, Inc. (a)	27,700	643
Vicore Pharma Holding AB (a)	468,214	609
Caris Life Sciences, Inc., Class A (a)	33,099	590
ARS Pharmaceuticals, Inc. (a)	72,743	583
Amplifon SpA	51,829	561
Indegene, Ltd. (a)	96,398	536
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	36,900	514
Biohaven, Ltd. (a)	31,370	467
Establishment Labs Holdings, Inc. (a)	4,979	427
Eikon Therapeutics, Inc. (a)	32,307	422
MapLight Therapeutics, Inc. (a)	11,341	406
Align Technology, Inc. (a)	2,025	342
Erasca, Inc. (a)	18,600	341
Nykode Therapeutics ASA (a)	489,237	159
		255,238

Materials 5.93%
Resonac Holdings Co., Ltd.	126,756	14,134
Lundin Mining Corp.	497,180	12,115
Knife River Corp. (a)	120,121	10,048
Celanese Corp.	173,946	8,002
Materion Corp.	26,457	7,868
Mitsui Kinzoku Co., Ltd.	25,500	6,828
SOL SpA	98,036	6,520
Sumitomo Bakelite Co., Ltd.	137,859	6,405
APL Apollo Tubes, Ltd.	333,693	6,351
Montage Gold Corp. (a)	486,185	5,530
Element Solutions, Inc.	106,350	5,078
SigmaRoc PLC (a)	2,472,077	4,197
Louisiana-Pacific Corp.	46,606	3,666
Dyno Nobel, Ltd.	1,132,309	3,081
Vicat SACA	41,204	2,996
Royal Gold, Inc.	14,863	2,967
Yamato Kogyo Co., Ltd.	39,000	2,931
Titan SA	49,142	2,923
Kansai Paint Co., Ltd.	173,000	2,831
Eldorado Gold Corp.	60,263	1,874
Eldorado Gold Corp. (CAD denominated)	27,439	854
Chugoku Marine Paints, Ltd.	114,900	2,366
James Hardie Industries PLC (a)	82,955	2,172
Warrior Met Coal, Inc.	24,408	1,981
Welspun Gujarat Stahl Rohren, Ltd.	118,620	1,913
Ramkrishna Forgings, Ltd.	307,696	1,845
Myers Industries, Inc.	48,918	1,727
Novagold Resources, Inc. (a)	281,810	1,682
Lundin Gold, Inc.	27,360	1,476
Aura Minerals, Inc.	22,975	1,446
Talon Metals Corp. (a)	334,640	1,331
Aperam SA	25,507	1,243
Hawkins, Inc.	7,852	1,116

American Funds Insurance Series	16

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Perpetua Resources Corp. (a)	50,343	$1,045
Cabot Corp.	11,367	1,032
G Mining Ventures Corp. (a)	32,645	956
Lumina Metals Corp. (a)	130,514	941
Hycroft Mining Holding Corp., Class A (a)	39,687	929
Iluka Resources, Ltd.	187,808	926
Acerinox, SA	50,230	881
USA Rare Earth, Inc., Class A (a)	39,250	847
Hill & Smith PLC	21,413	780
Umicore SA	33,216	775
Osaka Soda Co., Ltd.	64,600	756
Mosaic Co.	34,553	732
Mayr-Melnhof Karton AG, non-registered shares	7,040	613
thyssenkrupp AG	51,002	607
Century Aluminum Co. (a)	10,678	491
Syensqo SA	6,135	453
Arkema SA	6,883	434
OR Royalties, Inc.	13,077	414
Southern Cross Gold Consolidated, Ltd. (a)	60,372	374
Sibanye Stillwater, Ltd.	168,350	357
LunR Royalties Corp. (a)	5,713	76
		151,916

Consumer staples 2.35%
BBB Foods, Inc., Class A (a)	233,919	9,747
Raia Drogasil SA, ordinary nominative shares	1,907,743	6,212
Yamazaki Baking Co., Ltd.	264,600	5,213
Freshpet, Inc. (a)	81,334	4,808
Kotobuki Spirits Co., Ltd.	287,700	4,406
e.l.f. Beauty, Inc. (a)	54,551	4,037
Nissin Foods Holdings Co., Ltd.	159,209	2,731
Universal Robina Corp.	2,660,475	2,697
BJ’s Wholesale Club Holdings, Inc. (a)	29,652	2,586
Fever-Tree Drinks PLC	213,170	2,299
Emmi AG	1,586	1,729
Performance Food Group Co. (a)	15,000	1,677
Chefs Warehouse, Inc. (The) (a)	15,274	1,468
Barry Callebaut AG	924	1,281
Sprouts Farmers Market, Inc. (a)	13,994	1,184
Century Pacific Food, Inc.	2,243,300	1,136
Tilaknager Industries, Ltd. (a)	229,033	1,112
Shiseido Co., Ltd.	60,400	977
Celsius Holdings, Inc. (a)	30,896	905
Lion Corp.	82,100	866
Redcare Pharmacy NV, non-registered shares (a)(b)	10,755	810
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	321,601	712
United Spirits, Ltd.	43,106	617
AAK AB	23,168	547
PT Cisarua Mountain Dairy Tbk	1,460,800	365
		60,122

Energy 2.24%
Cactus, Inc., Class A	132,072	6,766
Weatherford International	73,414	5,983
Secure Waste Infrastructure Corp.	364,323	5,692
Viper Energy, Inc., Class A	91,732	3,889
CNX Resources Corp. (a)	113,380	3,847
Topaz Energy Corp.	173,011	3,633

17	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR) (a)	52,165	$3,328
Transocean, Ltd. (a)	637,568	3,118
Vallourec SA	130,988	3,058
Aegis Logistics, Ltd.	237,055	2,962
Ovintiv, Inc.	52,841	2,782
Strathcona Resources, Ltd.	58,546	1,555
DT Midstream, Inc.	9,832	1,443
WaterBridge Infrastructure, LLC, Class A	40,247	1,379
Headwater Exploration, Inc.	159,721	1,332
Noble Corp. PLC, Class A	29,364	1,095
TerraVest Industries, Inc.	12,264	1,004
Athabasca Oil Corp. (a)	124,549	898
Pason Systems, Inc.	94,663	823
Rockpoint Gas Storage, Inc.	37,704	781
Sable Offshore Corp. (a)	234,405	722
Great Eastern Shipping Co., Ltd. (The)	41,545	652
Friedrich Vorwerk Group SE	7,477	576
		57,318

Real estate 1.76%
Charter Hall Group REIT	522,549	8,309
Compass, Inc., Class A (a)	317,926	3,920
American Healthcare REIT, Inc.	74,903	3,906
Altus Group, Ltd.	87,250	2,772
Zillow Group, Inc., Class A (a)	70,845	2,222
Zillow Group, Inc., Class C, nonvoting shares (a)	7,379	233
Tritax Big Box REIT PLC REIT	1,107,941	2,373
Katitas Co., Ltd.	112,400	2,304
Four Corners Property Trust, Inc. REIT	93,439	2,294
Kasumigaseki Capital Co., Ltd. (b)	55,300	2,289
Phoenix Mills, Ltd. (The) (a)	86,067	1,778
International Workplace Group PLC	668,140	1,641
Godrej Properties, Ltd.	68,878	1,367
Mindspace Business Parks REIT	246,324	1,233
UMH Properties, Inc. REIT	78,742	1,192
Swedish Logistic Property AB, Class B (a)	244,120	945
Corp. Inmobiliaria Vesta, SAB de CV	262,657	902
Lodha Developers, Ltd.	88,073	894
Embassy Office Parks REIT	163,492	756
Fastighets AB Balder, Class B (a)	141,288	754
Prisma Properties AB (a)	276,411	661
Millrose Properties, Inc., Class A, REIT	15,140	455
StorageVault Canada, Inc.	133,172	437
RE / MAX Holdings, Inc., Class A (a)	42,069	415
Poly Property Services Co., Ltd., Class H	126,400	415
Colliers International Group, Inc.	3,078	289
Genova Property Group AB	61,100	227
		44,983

Communication services 1.33%
Nippon Television Holdings, Inc.	371,500	6,383
Stubhub Holdings, Inc., Class A (a)	311,357	4,007
New York Times Co., Class A	49,828	3,487
HFCL, Ltd. (a)	1,407,269	3,188
Trustpilot Group PLC (a)	605,861	2,088
Magnite, Inc. (a)	103,646	1,967
Kadokawa Corp.	89,900	1,914
Helios Towers PLC (a)	692,318	1,840

American Funds Insurance Series	18

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	165,809	$1,502
Indosat Tbk PT	11,537,886	1,124
Hacksaw AB	128,625	1,035
Zegona Communications PLC	47,543	1,004
Lionsgate Studios Corp. (a)	65,510	1,003
Telephone and Data Systems, Inc.	19,885	736
Snap, Inc., Class A, nonvoting shares (a)	146,103	649
MTN Group, Ltd.	41,202	573
Bharti Hexacom, Ltd.	23,799	373
Hemnet Group AB	46,717	355
Ovzon AB (a)	73,661	334
TIM SA	67,756	287
Baltic Classifieds Group PLC	64,844	162
		34,011

Utilities 1.20%
IDACORP, Inc.	65,538	9,916
Fervo Energy Co. (a)	185,339	5,417
Black Hills Corp.	48,140	3,582
Talen Energy Corp. (a)	9,318	3,581
Holding Co. ADMIE IPTO SA (a)	554,014	2,947
SembCorp Industries, Ltd.	448,400	2,208
Tokyo Electric Power Co. Holdings, Inc. (a)	346,600	983
Nippon Gas Co., Ltd.	53,610	946
Pennon Group PLC	148,736	918
Companhia de Saneamento de Minas Gerais COPASA MG	21,600	251
		30,749
Total common stocks (cost: $1,992,215,000)		2,491,627
Preferred securities 0.13%
Information technology 0.06%
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	450
		1,457

Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	114,332	1,155

Health care 0.02%
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(c)(d)	80,000	634
Total preferred securities (cost: $12,429,000)		3,246

19	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Rights & warrants 0.00%	Shares	Value (000)
Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (a)(d)	22,778	$57
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(c)(d)	5,441	22
Total rights & warrants (cost: $57,000)		79
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.10%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD169	665
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	63	247
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (e)	614	1,556
Total convertible bonds & notes (cost: $818,000)		2,468
Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)	263	242
Total bonds, notes & other debt instruments (cost: $247,000)		242
Short-term securities 2.37%	Shares
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)(i)	606,249	60,619
Total short-term securities (cost: $60,619,000)		60,619
Total investment securities 99.95% (cost: $2,066,385,000)		2,558,281
Other assets less liabilities 0.05%		1,281
Net assets 100.00%		$2,559,562
Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)	$85,690	$649,260	$674,329	$6	$(8)	$60,619	$2,505
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (h)	13,810	(j )	13,810 (j)				— (k)
Total 2.37%				$6	$(8)	$60,619	$2,505

American Funds Insurance Series	20

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$4,207	$3,605	0.14%
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	— (l)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	— (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	— (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	— (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	— (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	— (l)
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(d)	5/21/2026	648	634	0.02
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(d)	5/21/2026	—	22	— (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	450	0.02
Total		$17,602	$5,935	0.23%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,000, which represented 0.07% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 6/30/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CVR = Contingent Value Rights
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

21	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.89%	Shares	Value (000)
Information technology 36.97%
Micron Technology, Inc.	2,415,300	$2,787,957
Broadcom, Inc.	6,912,918	2,611,355
NVIDIA Corp.	12,786,431	2,558,437
Microsoft Corp.	4,554,725	1,699,004
SK hynix, Inc.	608,772	1,074,066
Cloudflare, Inc., Class A (a)	3,603,033	883,752
Intel Corp. (a)	6,002,562	838,138
KLA Corp.	2,696,410	813,534
Shopify, Inc., Class A, subordinate voting shares (a)	7,012,767	800,718
Apple, Inc.	2,740,563	793,009
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	698,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	85,074
ASML Holding NV (ADR)	241,645	480,738
ASML Holding NV	20,370	40,399
Amphenol Corp., Class A	2,928,539	516,360
Cerebras Systems, Inc., Class A (a)(b)	2,241,975	495,476
Fair Isaac Corp. (a)	317,644	379,515
Strategy, Inc., Class A (a)	4,082,954	354,931
AppLovin Corp., Class A (a)	522,970	269,450
Constellation Software, Inc.	107,529	202,434
Cisco Systems, Inc.	1,682,760	197,657
First Solar, Inc. (a)	825,000	194,667
Cadence Design Systems, Inc. (a)	495,849	186,102
Akamai Technologies, Inc. (a)	1,565,005	184,999
Salesforce, Inc.	1,170,116	183,310
Coherent Corp. (a)	429,478	169,416
Applied Materials, Inc.	209,493	151,463
Western Digital Corp.	221,202	141,286
Fortinet, Inc. (a)	840,566	129,128
ARM Holdings PLC (ADR) (a)(b)	342,084	121,293
Aurora Innovation, Inc., Class A (a)	16,573,341	113,030
Tower Semiconductor, Ltd. (a)	354,244	92,330
MediaTek, Inc.	527,000	71,962
DocuSign, Inc. (a)	1,607,111	71,388
Anthropic, PBC (a)(c)(d)	117,063	68,951
Twilio, Inc., Class A (a)	296,164	61,108
MKS, Inc.	132,399	58,891
RingCentral, Inc., Class A	1,465,500	57,125
Klaviyo, Inc., Class A (a)	3,758,673	56,756
Hewlett Packard Enterprise Co.	1,234,850	55,704
Arista Networks, Inc. (a)	284,686	48,362
TTM Technologies, Inc. (a)	257,839	48,221
Seagate Technology Holdings PLC	48,130	46,445
SAP SE (ADR) (b)	299,926	46,222
Monday.com, Ltd. (a)	475,427	34,416
Intuit, Inc.	122,384	31,942
HubSpot, Inc. (a)	154,329	28,167
OpenAI Group PBC, Class A (a)(c)(d)	35,568	26,196
Quantinuum, Inc., Class A (a)	296,933	24,271
Palo Alto Networks, Inc. (a)	58,779	20,045
Oracle Corp.	136,572	20,015
Adobe, Inc. (a)	65,283	13,384
Stripe, LLC, Class B (a)(c)(d)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	9,382
		21,157,203

Communication services 14.48%
Meta Platforms, Inc., Class A	6,311,770	3,555,356
Alphabet, Inc., Class A	4,960,856	1,772,861
Alphabet, Inc., Class C	4,599,887	1,625,278

American Funds Insurance Series	22

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	9,387,225	$670,248
Live Nation Entertainment, Inc. (a)	1,743,785	319,304
Nintendo Co., Ltd.	2,700,000	113,385
ROBLOX Corp., Class A (a)	2,069,913	112,562
Space Exploration Technologies Corp., Class A (a)(b)	280,800	47,978
SoftBank Group Corp.	697,900	26,184
Walt Disney Co. (The)	232,680	22,395
Spotify Technology SA (a)	36,511	16,763
Stubhub Holdings, Inc., Class A (a)	289,405	3,725
		8,286,039

Consumer discretionary 13.21%
Tesla, Inc. (a)	7,508,443	3,158,051
Amazon.com, Inc. (a)	4,722,324	1,125,519
Royal Caribbean Cruises, Ltd.	1,656,650	526,036
D.R. Horton, Inc.	2,048,040	333,585
Chipotle Mexican Grill, Inc. (a)	8,477,527	288,236
DoorDash, Inc., Class A (a)	1,409,058	260,013
Carvana Co., Class A (a)	3,360,322	221,176
Burlington Stores, Inc. (a)	511,613	162,079
Aramark	2,630,003	149,647
NIKE, Inc., Class B	3,258,989	133,782
Wayfair, Inc., Class A (a)	1,406,061	129,948
Starbucks Corp.	1,268,058	129,583
Texas Roadhouse, Inc.	569,220	109,990
Rivian Automotive, Inc., Class A (a)	6,203,234	107,626
Norwegian Cruise Line Holdings, Ltd. (a)	3,869,261	81,680
LVMH Moet Hennessy-Louis Vuitton SE	146,734	81,257
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	67,568
Service Corp. International	848,647	64,463
Booking Holdings, Inc.	329,257	58,687
DraftKings, Inc., Class A (a)	2,092,335	52,852
CAVA Group, Inc. (a)	642,641	50,434
Five Below, Inc. (a)	252,000	45,307
TopBuild Corp. (a)	126,175	44,733
O’Reilly Automotive, Inc. (a)	456,591	42,047
Floor & Decor Holdings, Inc., Class A (a)	690,678	40,999
Yum! Brands, Inc.	246,744	39,445
AutoZone, Inc. (a)	7,911	25,283
Duolingo, Inc., Class A (a)	149,640	17,212
Marriott International, Inc., Class A	31,730	11,759
		7,558,997

Health care 9.19%
Eli Lilly and Co.	808,558	969,809
Vertex Pharmaceuticals, Inc. (a)	1,640,858	815,063
Intuitive Surgical, Inc. (a)	1,637,533	651,214
UnitedHealth Group, Inc.	895,392	372,152
Alnylam Pharmaceuticals, Inc. (a)	1,197,876	360,597
Moderna, Inc. (a)	4,620,700	323,588
Amgen, Inc.	731,698	264,962
Thermo Fisher Scientific, Inc.	358,747	179,861
HCA Healthcare, Inc.	401,243	156,441
Mettler-Toledo International, Inc. (a)	116,139	148,369
Guardant Health, Inc. (a)	968,653	145,327
Revolution Medicines, Inc. (a)	715,338	133,969
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,803
Ascendis Pharma AS (a)	465,007	124,027
Insmed, Inc. (a)	1,033,909	110,235

23	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	1,658,815	$93,010
Align Technology, Inc. (a)	448,957	75,721
Danaher Corp.	375,705	71,564
EssilorLuxottica SA	234,235	43,945
Illumina, Inc. (a)	132,789	23,348
CRISPR Therapeutics AG (a)(b)	334,619	18,250
Boston Scientific Corp. (a)	315,326	13,458
Regeneron Pharmaceuticals, Inc.	21,203	13,221
IQVIA Holdings, Inc. (a)	54,130	10,459
Molina Healthcare, Inc. (a)	39,600	9,057
		5,260,450

Industrials 8.00%
TransDigm Group, Inc.	631,711	841,464
General Electric Co.	1,033,757	386,346
FTAI Aviation, Ltd.	1,396,830	377,884
Deere & Co.	405,077	256,953
GE Vernova, Inc.	217,520	255,556
Quanta Services, Inc.	351,407	253,027
Uber Technologies, Inc. (a)	3,250,000	234,520
Rolls-Royce Holdings PLC	11,056,675	212,290
United Airlines Holdings, Inc. (a)	1,500,557	204,061
HEICO Corp.	459,138	163,540
Ingersoll-Rand, Inc.	1,819,754	149,202
Bombardier, Inc., Class B (a)	518,058	119,278
Willscot Holdings Corp., Class A	3,295,427	95,106
Airbus SE, non-registered shares	426,445	94,917
Casella Waste Systems, Inc., Class A (a)	962,515	93,335
Northrop Grumman Corp.	180,262	91,809
SPX Technologies, Inc. (a)	341,576	83,744
Boeing Co. (The) (a)	350,428	75,857
Loar Holdings, Inc. (a)	881,215	71,035
ITT, Inc.	343,000	67,832
Tetra Tech, Inc.	2,192,104	63,330
Innio NV (a)	1,560,063	61,700
Equifax, Inc.	381,825	60,603
XPO, Inc. (a)	235,096	48,263
Enerpac Tool Group Corp., Class A	924,087	33,138
Karman Holdings, Inc. (a)	640,000	31,949
Caterpillar, Inc.	27,009	28,762
Carrier Global Corp.	383,874	28,157
Trane Technologies PLC	46,472	22,825
Ryanair Holdings PLC (ADR)	327,479	21,204
ATI, Inc. (a)	101,401	19,986
Einride AB (a)(d)	891,139	7,708
Einride AB (ADR) (a)(d)(e)	706,403	6,111
Einride AB (EUR denominated) (a)(d)	247,783	2,143
Builders FirstSource, Inc. (a)	160,656	14,376
		4,578,011

Financials 6.00%
Visa, Inc., Class A	3,497,024	1,199,794
Affirm Holdings, Inc., Class A (a)	3,595,701	293,229
Rocket Companies, Inc., Class A (a)	15,420,633	242,875
Block, Inc., Class A (a)	2,701,637	205,324
KKR & Co., Inc.	1,923,398	176,530
Mastercard, Inc., Class A	306,365	157,349
Brookfield Corp., Class A	3,149,563	134,140
Toast, Inc., Class A (a)	4,355,512	121,170

American Funds Insurance Series	24

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,174,000	$107,697
Robinhood Markets, Inc., Class A (a)	904,392	90,693
Ares Management Corp., Class A (b)	724,614	80,657
Bank of America Corp.	1,333,972	76,010
Marsh & McLennan Cos., Inc.	407,044	67,842
Truist Financial Corp.	1,350,366	67,275
LPL Financial Holdings, Inc.	200,152	56,379
Coinbase Global, Inc., Class A (a)	300,000	43,857
Blackstone, Inc.	372,497	43,832
Blue Owl Capital, Inc., Class A	4,832,647	42,286
Brown & Brown, Inc.	554,083	35,544
Adyen NV (a)	36,700	34,274
Intercontinental Exchange, Inc.	208,719	25,695
Progressive Corp.	116,098	25,362
Kinsale Capital Group, Inc.	66,398	21,899
Capital One Financial Corp.	95,254	19,110
Aon PLC, Class A	57,337	19,018
East West Bancorp, Inc.	127,023	16,397
Tradeweb Markets, Inc., Class A	162,821	16,227
Apollo Asset Management, Inc.	84,584	10,007
		3,430,472

Consumer staples 2.08%
Performance Food Group Co. (a)	3,559,500	397,916
Costco Wholesale Corp.	303,405	283,826
Philip Morris International, Inc.	1,376,564	249,034
Bunge Global SA	679,809	72,556
Walmart, Inc.	608,641	68,935
Church & Dwight Co., Inc.	600,863	58,212
Dollar Tree Stores, Inc. (a)	326,400	39,478
Estee Lauder Cos., Inc. (The), Class A	223,659	17,658
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	4,743
		1,192,358

Energy 2.05%
EOG Resources, Inc.	1,799,859	233,496
Baker Hughes Co., Class A	3,223,100	178,882
Diamondback Energy, Inc.	776,564	136,504
TechnipFMC PLC	2,000,000	132,600
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	6,155,014	99,465
Viper Energy, Inc., Class A	2,161,945	91,666
ConocoPhillips	535,729	55,694
Cenovus Energy, Inc. (CAD denominated)	2,109,895	52,351
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	43,021
EQT Corp.	775,751	41,247
TotalEnergies SE (EUR denominated)	529,855	41,160
Tourmaline Oil Corp.	596,759	24,952
SLB, Ltd.	470,914	21,893
Permian Resources Corp., Class A	1,076,571	19,820
		1,172,751

Materials 2.01%
Grupo Mexico, SAB de CV, Series B	19,156,155	217,156
Wheaton Precious Metals Corp.	1,342,716	150,814
Glencore PLC	20,275,000	138,289
Albemarle Corp.	1,016,415	137,247
Royal Gold, Inc.	551,247	110,034
Barrick Mining Corp.	2,164,485	79,502

25	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Franco-Nevada Corp. (CAD denominated)	323,280	$67,455
Vale SA (ADR), ordinary nominative shares	4,088,829	61,496
CF Industries Holdings, Inc.	493,512	53,428
Southern Copper Corp.	265,019	46,182
First Quantum Minerals, Ltd. (a)	1,292,568	35,307
Linde PLC	61,350	31,837
Corteva, Inc.	275,599	23,340
		1,152,087

Real estate 1.32%
Welltower, Inc. REIT	2,385,661	541,474
CoStar Group, Inc. (a)	2,858,168	80,943
Zillow Group, Inc., Class C, nonvoting shares (a)	2,085,448	65,733
American Tower Corp. REIT	400,000	65,428
		753,578

Utilities 0.58%
Constellation Energy Corp.	904,943	224,760
Vistra Corp.	455,512	72,258
Southern Co. (The)	357,034	34,172
		331,190
Total common stocks (cost: $23,260,483,000)		54,873,136
Preferred securities 1.84%
Information technology 1.84%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	752,374	443,156
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	361,529
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	174,091
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	3,317
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	43,470
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,761
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	301,845	25,615
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,690
Total preferred securities (cost: $397,219,000)		1,055,629
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.14%
Information technology 0.14%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	73,144	53,871
OpenAI Group PBC, Class C, convertible preferred shares (c)(d)	34,884	25,692
Total convertible stocks (cost: $37,730,000)		79,563

American Funds Insurance Series	26

Growth Fund (continued)
Short-term securities 2.17%	Shares	Value (000)
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)(h)	12,411,333	$1,241,009
Total short-term securities (cost: $1,241,013,000)		1,241,009
Total investment securities 100.04% (cost: $24,936,445,000)		57,249,337
Other assets less liabilities (0.04)%		(24,537)
Net assets 100.00%		$57,224,800
Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.17%
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)	$1,303,602	$4,172,172	$4,234,527	$20	$(258)	$1,241,009	$32,011
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026-2/12/2026	$194,967	$443,156	0.78%
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	361,529	0.63
Anthropic, PBC (a)(c)	3/26/2026	30,335	68,951	0.12
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	55,637	174,091	0.30
Stripe, LLC, Class B (a)(c)	5/6/2021	6,766	10,622	0.02
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	3,317	0.01
OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	13,741	53,871	0.09
OpenAI Group PBC, Class A (a)(c)	10/28/2025	15,294	26,196	0.05
OpenAI Group PBC, Class C, convertible preferred shares (c)	3/31/2026	23,989	25,692	0.04
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	43,470	0.08
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,761	— (i)
Einride AB (a)	7/14/2025	9,617	7,708	0.01
Einride AB (ADR) (a)(e)	6/9/2026	6,554	6,111	0.01
Einride AB (EUR denominated) (a)	2/1/2023	2,674	2,143	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,690	— (i)
Total		$500,255	$1,236,051	2.16%

27	American Funds Insurance Series

Growth Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,854,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	28

EUPAC Fund (formerly International Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 95.86%	Shares	Value (000)
Information technology 23.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,354,618	$564,751
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	85,713	40,934
SK hynix, Inc.	220,040	388,220
ASML Holding NV	92,146	182,748
Samsung Electronics Co., Ltd.	432,999	94,661
Tokyo Electron, Ltd.	154,929	74,923
SAP SE	393,630	60,282
ARM Holdings PLC (ADR) (a)(b)	105,673	37,468
Kioxia Holdings Corp. (a)	61,300	34,803
Shopify, Inc., Class A, subordinate voting shares (a)	255,469	29,169
NEC Corp.	1,065,200	25,859
Keyence Corp.	50,500	25,443
Murata Manufacturing Co., Ltd.	314,900	22,695
Fujitsu, Ltd.	1,126,600	22,483
Delta Electronics, Inc.	349,000	21,601
Halma PLC	386,784	20,207
MediaTek, Inc.	143,000	19,527
Disco Corp.	33,900	17,229
Baidu, Inc., Class A (a)	1,044,850	14,879
Zhongji Innolight Co., Ltd., Class A	49,500	9,361
Kokusai Electric Corp.	125,200	8,548
Elite Material Co., Ltd.	49,000	8,385
Infineon Technologies AG	89,716	8,376
TDK Corp.	366,200	8,180
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Telefonaktiebolaget LM Ericsson, Class B	690,989	7,713
Advantest Corp.	37,700	7,663
eMemory Technology, Inc.	63,000	5,837
Accton Technology Corp.	56,000	4,428
LITE-ON Technology Corp.	395,000	2,777
Xiaomi Corp., Class B (a)	676,000	1,875
Nokia Corp.	116,485	1,542
OBIC Co., Ltd.	53,200	1,247
Lenovo Group, Ltd.	344,000	1,028
Nemetschek SE	8,239	498
		1,783,273

Industrials 17.46%
Airbus SE, non-registered shares	428,775	95,435
Rolls-Royce Holdings PLC	3,669,620	70,457
Safran SA	171,200	67,686
Vestas Wind Systems AS	2,091,272	59,086
Bombardier, Inc., Class B (a)	254,083	58,500
Recruit Holdings Co., Ltd.	817,305	56,892
Siemens AG	168,203	54,049
International Consolidated Airlines Group SA (CDI)	8,511,812	54,010
Hitachi, Ltd.	1,640,906	45,600
Prysmian SpA	248,871	41,807
Kingspan Group PLC	392,015	35,857
Deutsche Post AG	546,451	33,158
Schneider Electric SE	92,115	30,221
Techtronic Industries Co., Ltd.	1,755,050	29,300
Deutsche Lufthansa AG	2,547,925	29,153
MTU Aero Engines AG	66,580	27,692
BAE Systems PLC	1,054,616	25,800
ABB, Ltd.	232,009	25,173
DSV A/S	102,769	24,396
Ryanair Holdings PLC (ADR)	222,067	14,379
Ryanair Holdings PLC	303,855	9,513

29	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Taisei Corp.	258,500	$22,910
Trane Technologies PLC	40,463	19,874
Sunbelt Rentals Holdings, Inc. (CDI)	256,005	18,684
Mitsui & Co., Ltd.	649,900	18,101
Adani Ports & Special Economic Zone, Ltd.	926,379	17,822
Rentokil Initial PLC	3,010,851	17,046
Contemporary Amperex Technology Co., Ltd., Class A	285,100	16,576
Hanwha Aerospace Co., Ltd.	25,341	16,323
Marubeni Corp.	531,100	15,466
Leonardo SpA	254,930	13,671
Kubota Corp.	717,100	12,005
Innio NV (a)	303,400	11,999
Larsen & Toubro, Ltd.	252,037	11,102
Volvo AB, Class B	315,253	10,718
Fujikura, Ltd.	259,800	10,085
Rheinmetall AG, non-registered shares	8,751	9,905
WEG SA	968,554	8,801
Compagnie de Saint-Gobain SA, non-registered shares	97,195	8,800
Melrose Industries PLC	1,393,906	8,790
Vinci SA	59,771	8,742
Daikin Industries, Ltd.	56,600	8,597
Siemens Energy AG	43,727	8,287
Mitsubishi Heavy Industries, Ltd.	360,900	8,217
Nordex SE, non-registered shares (a)	153,324	8,095
RELX PLC	254,412	8,013
Bouygues SA	141,551	7,898
Weichai Power Co., Ltd., Class A	1,819,200	7,379
Legrand SA	39,984	6,749
Saab AB, Class B	129,170	6,701
Mitsubishi Electric Corp.	174,700	6,406
Babcock International Group PLC	497,559	6,284
IHI Corp.	362,887	6,132
Diploma PLC	62,396	5,905
Thales SA	18,953	4,869
Komatsu, Ltd.	121,200	4,744
Weir Group PLC (The)	147,028	4,692
ITOCHU Corp.	396,800	4,563
Kandenko Co., Ltd.	108,000	4,516
Sungrow Power Supply Co., Ltd., Class A	192,300	4,507
Shenzhen Inovance Technology Co., Ltd., Class A	453,900	4,457
Singapore Technologies Engineering, Ltd.	537,502	4,337
Mitsubishi Corp.	141,700	3,812
Epiroc AB, Class A	113,652	3,118
AtkinsRealis Group, Inc.	39,865	2,476
Rumo SA	950,518	2,473
Aselsan Elektronik Sanayi ve Ticaret AS	321,199	2,375
SECOM Co., Ltd.	56,600	2,249
SGH, Ltd.	66,014	2,142
Kawasaki Heavy Industries, Ltd.	101,500	1,849
Localiza Rent a Car SA, ordinary nominative shares	219,789	1,769
ASSA ABLOY AB, Class B	44,409	1,569
Bureau Veritas SA	50,807	1,556
Ebara Corp.	37,700	1,478
Didi Global, Inc. (ADR) (a)	315,205	1,056
Randstad NV, non-registered shares (b)	15,826	456
		1,325,310

Financials 16.05%
UniCredit SpA	1,194,449	106,864

American Funds Insurance Series	30

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mizuho Financial Group, Inc.	1,081,900	$51,952
KB Financial Group, Inc.	474,225	48,766
AIA Group, Ltd.	5,087,146	46,659
Banco Bilbao Vizcaya Argentaria SA	1,798,832	45,126
3i Group PLC	1,252,006	41,321
BNP Paribas SA	307,126	35,896
Erste Group Bank AG	259,294	34,738
Japan Post Bank Co., Ltd.	1,820,100	34,671
Skandinaviska Enskilda Banken AB, Class A	1,701,731	33,869
Banco Santander SA	2,139,198	29,594
Brookfield Corp., Class A	563,387	23,995
Brookfield Corp., Class A (CAD denominated)	129,002	5,504
Resona Holdings, Inc.	2,216,300	28,907
NatWest Group PLC	3,256,223	28,700
BAWAG Group AG	142,874	28,646
Standard Chartered PLC (GBP denominated)	1,055,156	28,600
Shinhan Financial Group Co., Ltd.	431,736	26,752
HSBC Holdings PLC (GBP denominated)	1,126,003	21,389
HSBC Holdings PLC (HKD denominated)	212,400	4,037
ING Groep NV	780,379	24,689
FinecoBank SpA	911,677	22,872
Hana Financial Group, Inc.	273,712	20,287
Aviva PLC	2,311,081	19,940
Munchener Ruckversicherungs-Gesellschaft AG	35,614	19,881
Nu Holdings, Ltd., Class A (a)	1,459,985	19,505
ICICI Bank, Ltd.	1,288,165	18,761
Axis Bank, Ltd.	1,286,269	18,409
Aon PLC, Class A	54,695	18,142
Kotak Mahindra Bank, Ltd.	4,031,346	16,752
State Bank of India	1,447,442	15,835
Adyen NV (a)	16,916	15,798
MS&AD Insurance Group Holdings, Inc.	562,200	14,683
Tokio Marine Holdings, Inc.	322,900	14,298
Deutsche Boerse AG	52,273	14,264
ICG PLC	600,000	13,451
Abu Dhabi Commercial Bank PJSC	3,348,382	13,240
Banco Comercial Portugues, SA	9,487,326	11,231
T&D Holdings, Inc.	361,000	10,694
OTP Bank PLC	67,861	10,028
Great-West Lifeco, Inc.	143,004	9,112
BPER Banca SpA	563,044	8,838
CVC Capital Partners PLC	573,148	8,329
CaixaBank SA, non-registered shares	584,772	8,300
Wise Group PLC, Class A (CDI) (a)	633,063	7,597
Wise Group PLC, Class A (a)	33,100	394
Abu Dhabi Islamic Bank PJSC	1,413,440	7,946
Bank Central Asia Tbk PT	25,394,300	7,909
PICC Property and Casualty Co., Ltd., Class H	4,184,000	7,677
KBC Groep NV	54,938	7,494
Banco BPM SpA	403,856	6,975
DBS Group Holdings, Ltd.	137,500	6,947
AXA SA	133,294	6,680
Danske Bank AS	114,617	6,149
ABN AMRO Bank NV (FDR)	138,972	5,911
UBS Group AG	117,618	5,827
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	9,564,000	5,739
Banco BTG Pactual SA, units	527,172	5,524
Grupo Financiero Banorte, SAB de CV, Series O	515,963	5,446
Eurobank SA	1,130,621	5,403
Bajaj Finance, Ltd.	424,012	4,528

31	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	27,506	$4,400
Capitec Bank Holdings, Ltd.	14,612	4,234
London Stock Exchange Group PLC	36,741	3,978
Hiscox, Ltd.	141,292	3,462
Credicorp, Ltd.	8,068	3,143
Canadian Imperial Bank of Commerce (CAD denominated)	26,414	3,042
Allianz SE	6,368	3,014
Hong Kong Exchanges and Clearing, Ltd.	49,300	2,291
Cholamandalam Investment and Finance Co., Ltd.	119,261	2,269
Deutsche Bank AG	63,905	2,164
Saudi National Bank (The)	191,307	1,970
Samsung Fire & Marine Insurance Co., Ltd.	4,431	1,774
Intact Financial Corp.	6,663	1,375
Sampo Oyj, Class A	113,892	1,197
Poste Italiane SpA	34,067	1,114
Shriram Finance, Ltd.	97,780	1,089
		1,217,987

Materials 9.65%
First Quantum Minerals, Ltd. (a)	2,850,045	77,850
Vale SA (ADR), ordinary nominative shares	2,504,582	37,669
Vale SA, ordinary nominative shares	2,359,721	35,599
Grupo Mexico, SAB de CV, Series B	5,161,497	58,511
Lundin Mining Corp.	2,365,643	57,646
Barrick Mining Corp. (CAD denominated)	901,928	33,164
Barrick Mining Corp.	335,740	12,332
BASF SE	797,654	42,639
Agnico Eagle Mines, Ltd. (CAD denominated)	231,044	35,898
Heidelberg Materials AG, non-registered shares	177,460	33,852
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	28,791
Ivanhoe Mines, Ltd., Class A (a)	16,355	128
Glencore PLC	4,174,287	28,471
Anglo American PLC	527,744	25,848
Resonac Holdings Co., Ltd.	185,100	20,640
ArcelorMittal SA	309,069	18,584
Nutrien, Ltd. (CAD denominated)	171,043	10,776
Nutrien, Ltd.	90,410	5,691
Shin-Etsu Chemical Co., Ltd.	339,264	14,794
Syensqo SA	173,301	12,797
Valterra Platinum, Ltd. (GBP denominated)	172,845	11,638
Valterra Platinum, Ltd. (ZAR denominated)	8,518	571
Antofagasta PLC	227,774	11,569
Mitsui Kinzoku Co., Ltd.	41,800	11,193
CRH PLC	93,559	10,011
Amcor PLC	202,474	8,777
JX Advanced Metals Corp.	286,500	7,925
Mitsubishi Chemical Group Corp.	1,126,800	7,829
Pan American Silver Corp.	151,512	6,786
Air Liquide SA	33,198	6,574
Saudi Basic Industries Corp., non-registered shares	417,710	5,732
Anhui Conch Cement Co., Ltd., Class H	2,578,000	5,524
Buzzi SpA	103,547	5,301
LG Chem, Ltd.	28,043	5,094
Baoshan Iron & Steel Co., Ltd., Class A	5,726,000	4,591
Wheaton Precious Metals Corp.	39,785	4,469
KGHM Polska Miedz SA	49,661	4,384
Smurfit Westrock PLC	85,624	3,961
Sumitomo Metal Mining Co., Ltd.	79,700	3,725
Nippon Sanso Holdings Corp.	96,775	3,571

American Funds Insurance Series	32

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	18,033	$3,142
Impala Platinum Holdings, Ltd.	176,284	1,844
Zijin Mining Group Co., Ltd., Class A	470,400	1,747
Akzo Nobel NV	23,969	1,626
Linde PLC	3,131	1,625
MMG, Ltd. (a)	1,652,000	1,475
		732,364

Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	31,538	53,532
Compagnie Financiere Richemont SA, Class A	181,497	42,116
Amadeus IT Group SA, Class A, non-registered shares	561,934	32,272
Alibaba Group Holding, Ltd.	1,955,800	23,366
Alibaba Group Holding, Ltd. (ADR)	26,002	2,495
Industria de Diseno Textil SA	409,413	25,803
Midea Group Co., Ltd., Class A	1,979,788	22,027
Ryohin Keikaku Co., Ltd.	922,283	20,149
InterContinental Hotels Group PLC	111,867	19,295
Compagnie Generale des Etablissements Michelin	490,532	18,947
LVMH Moet Hennessy-Louis Vuitton SE	33,399	18,495
Flutter Entertainment PLC (a)	179,377	18,327
Fast Retailing Co., Ltd.	34,500	17,644
Nitori Holdings Co., Ltd.	1,096,900	16,303
Moncler SpA	232,721	13,503
H World Group, Ltd. (ADR)	256,221	10,690
Sea, Ltd., Class A (ADR) (a)	109,330	10,477
Kering SA	36,198	10,293
Sony Group Corp.	507,800	10,183
Zensho Holdings Co., Ltd.	168,202	8,345
Barratt Redrow PLC	2,231,760	8,328
Maruti Suzuki India, Ltd.	54,441	8,144
Trip.com Group, Ltd. (ADR) (a)	190,135	7,575
Trip.com Group, Ltd. (a)	5,800	230
Mercedes-Benz Group AG	153,906	7,725
Hyundai Motor Co.	23,814	7,668
Compass Group PLC	236,853	7,653
Dollarama, Inc.	51,921	6,869
Panasonic Holdings Corp.	200,050	5,617
PDD Holdings, Inc. (ADR) (a)	72,655	5,542
Ferrari NV (EUR denominated)	14,859	5,507
BYD Co., Ltd., Class H	588,400	5,449
Toyota Motor Corp.	307,000	5,148
Honda Motor Co., Ltd.	523,500	4,742
Li Ning Co., Ltd.	2,511,000	4,734
Aristocrat Leisure, Ltd.	110,291	4,699
Sumitomo Electric Industries, Ltd.	239,600	4,423
Booking Holdings, Inc.	23,480	4,185
Shenzhou International Group Holdings, Ltd.	703,700	3,544
Prosus NV, Class N	72,806	3,164
NEXT PLC	13,587	2,622
Gildan Activewear, Inc.	46,952	2,421
Shimano, Inc.	20,600	2,200
Hyundai Mobis Co., Ltd.	4,744	1,543
Stellantis NV (a)	241,504	1,374
Galaxy Entertainment Group, Ltd.	331,922	1,250
ASICS Corp.	45,700	1,243
Coupang, Inc., Class A (a)	60,335	1,048
Fuyao Glass Industry Group Co., Ltd., Class A	127,100	947

33	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Meituan, Class B (a)	92,800	$818
Laopu Gold Co., Ltd., Class H (b)	9,500	423
Metaplanet, Inc. (a)	208,800	257
		521,354

Health care 5.92%
AstraZeneca PLC (GBP denominated)	531,746	99,478
Novo Nordisk AS, Class B	1,946,503	93,383
Argenx SE (ADR) (a)	55,114	51,133
Argenx SE, non-registered shares (a)	27,232	25,261
EssilorLuxottica SA	165,782	31,103
Fresenius SE & Co. KGaA	669,349	30,567
Roche Holding AG, nonvoting shares	48,761	20,071
Chugai Pharmaceutical Co., Ltd.	330,400	15,297
Siemens Healthineers AG	289,667	11,320
Innovent Biologics, Inc. (a)	1,089,500	11,104
BeOne Medicines, Ltd. (ADR) (a)	37,991	10,826
Sandoz Group AG	92,417	8,352
Takeda Pharmaceutical Co., Ltd.	254,500	8,035
Haleon PLC	1,436,068	6,627
Bayer AG	102,203	5,650
WuXi AppTec Co., Ltd., Class H	240,500	4,729
Zealand Pharma AS (a)	99,698	4,420
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	452,800	3,350
Eurofins Scientific SE, non-registered shares	26,291	2,061
Koninklijke Philips NV	56,632	1,539
Asahi Intecc Co., Ltd.	59,800	1,403
Daiichi Sankyo Co., Ltd.	75,989	1,219
Rede D’Or Sao Luiz SA	167,660	1,127
Max Healthcare Institute, Ltd.	89,005	1,068
		449,123

Communication services 4.66%
SoftBank Group Corp.	3,750,036	140,693
Tencent Holdings, Ltd.	949,533	52,328
NetEase, Inc.	1,185,116	30,504
Orange	1,371,514	25,870
Bharti Airtel, Ltd.	1,012,993	19,852
BT Group PLC	7,121,426	17,959
Spotify Technology SA (a)	34,876	16,013
Nintendo Co., Ltd.	368,548	15,477
Singapore Telecommunications, Ltd.	3,396,000	11,637
MTN Group, Ltd.	620,681	8,639
Publicis Groupe SA	72,805	7,196
Millicom International Cellular SA	33,204	3,014
Advanced Info Service PCL, foreign registered shares	145,900	1,620
Swisscom AG	1,787	1,379
Deutsche Telekom AG	45,877	1,250
		353,431

Consumer staples 3.85%
Nestle SA	490,329	50,354
British American Tobacco PLC	799,957	49,340
Ajinomoto Co., Inc.	993,116	36,127
Philip Morris International, Inc.	191,086	34,569
L’Oreal SA, non-registered shares	46,617	20,452

American Funds Insurance Series	34

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	531,913	$19,667
Anheuser-Busch InBev SA/NV	231,248	19,066
Danone SA	221,065	18,130
KT&G Corp.	111,293	12,206
Diageo PLC	446,169	8,968
Avenue Supermarts, Ltd. (a)	158,990	7,397
Carlsberg A/S, Class B	40,827	5,357
Shiseido Co., Ltd.	246,200	3,981
Marks and Spencer Group PLC	657,129	3,244
JBS NV (BDR)	161,514	1,904
Kweichow Moutai Co., Ltd., Class A	7,711	1,346
		292,108

Utilities 3.74%
SSE PLC	1,966,995	63,572
Engie SA	1,785,895	56,312
RWE AG	426,058	27,603
Iberdrola SA, non-registered shares	972,716	24,277
E.ON SE	986,134	20,346
Public Power Corp. SA (a)	599,261	15,775
Kansai Electric Power Co., Inc.	1,089,188	15,308
Gulf Development PCL, foreign registered shares	6,946,415	12,972
Adani Green Energy, Ltd. (a)	703,969	11,194
Enel SpA	728,931	8,375
Veolia Environnement SA	195,836	8,157
Orsted AS (a)	354,308	7,966
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	961,169	5,519
Snam SpA	708,252	5,098
National Grid PLC	101,928	1,687
		284,161

Energy 3.72%
Cenovus Energy, Inc. (CAD denominated)	3,913,106	97,093
Cenovus Energy, Inc.	153,638	3,812
Shell PLC (GBP denominated)	695,896	26,955
Shell PLC (EUR denominated)	447,510	17,290
Canadian Natural Resources, Ltd. (CAD denominated)	911,298	36,060
Canadian Natural Resources, Ltd.	631	25
TotalEnergies SE (EUR denominated)	427,519	33,210
Tourmaline Oil Corp.	340,397	14,233
Reliance Industries, Ltd.	842,563	11,597
SLB, Ltd.	231,150	10,746
Equinor ASA	322,996	10,149
Santos, Ltd.	1,692,175	8,401
Neste OYJ	199,187	6,475
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	381,670	6,168
Subsea 7 SA (a)	8,458	289
		282,503

Real estate 0.44%
China Resources Land, Ltd.	2,481,500	9,528
Mitsubishi Estate Co., Ltd.	276,900	7,048

35	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd.	2,113,000	$6,705
Sun Hung Kai Properties, Ltd.	426,000	6,139
Goodman Logistics (HK), Ltd. REIT	175,916	3,814
		33,234
Total common stocks (cost: $5,421,426,000)		7,274,848
Preferred securities 0.24%
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	180,864	8,994

Financials 0.11%
Itau Unibanco Holding SA, preferred nominative shares	1,077,587	8,805

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $15,881,000)		18,525
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)(g)	2,695,668	269,540
Total short-term securities (cost: $269,550,000)		269,540
Total investment securities 99.65% (cost: $5,706,857,000)		7,562,913
Other assets less liabilities 0.35%		26,478
Net assets 100.00%		$7,589,391
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)	$122,775	$1,246,660	$1,099,860	$(6)	$(29)	$269,540	$4,562

American Funds Insurance Series	36

EUPAC Fund (continued) (formerly International Fund)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$28,791	0.38%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	7,933	0.10
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	— (h)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	— (h)
Total		$41,929	$37,450	0.49%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

37	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.15%	Shares	Value (000)
Information technology 34.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,889,269	$452,229
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,990	21,486
SK hynix, Inc.	177,703	313,524
Samsung Electronics Co., Ltd.	550,762	120,406
Broadcom, Inc.	187,359	70,775
NVIDIA Corp.	328,112	65,652
ASML Holding NV	21,859	43,352
ASML Holding NV (ADR)	4,935	9,818
MediaTek, Inc.	371,934	50,788
Microsoft Corp.	101,665	37,923
Tokyo Electron, Ltd.	78,300	37,865
KLA Corp.	112,273	33,874
Delta Electronics, Inc.	435,000	26,924
Corning, Inc.	101,167	25,841
Baidu, Inc., Class A (a)	1,578,650	22,480
Elite Material Co., Ltd.	125,800	21,528
Accton Technology Corp.	230,000	18,187
Zhongji Innolight Co., Ltd., Class A	91,059	17,220
NAURA Technology Group Co., Ltd., Class A	125,200	16,424
Murata Manufacturing Co., Ltd.	192,300	13,859
Micron Technology, Inc.	10,766	12,427
Cloudflare, Inc., Class A (a)	47,709	11,702
Apple, Inc.	32,803	9,492
eMemory Technology, Inc.	100,000	9,265
ASE Technology Holding Co., Ltd.	370,000	7,990
Lenovo Group, Ltd.	2,664,000	7,959
Applied Materials, Inc.	10,571	7,643
Kokusai Electric Corp.	108,200	7,388
Seagate Technology Holdings PLC	7,646	7,378
Intel Corp. (a)	46,643	6,513
Keyence Corp.	11,100	5,592
Xiaomi Corp., Class B (a)	1,869,200	5,183
Jentech Precision Industrial Co., Ltd.	46,000	4,998
Synopsys, Inc. (a)	10,151	4,528
TDK Corp.	187,000	4,177
Capgemini SE	38,943	3,917
Credo Technology Group Holding, Ltd. (a)	13,641	3,710
Western Digital Corp.	5,308	3,390
Coherent Corp. (a)	7,914	3,122
Oracle Corp.	19,168	2,809
Tata Consultancy Services, Ltd.	95,579	2,061
LITE-ON Technology Corp.	287,000	2,018
SAP SE	6,870	1,052
SAP SE (ADR) (b)	4,188	646
International Business Machines Corp.	5,925	1,666
Teradyne, Inc.	2,759	1,335
Disco Corp.	2,100	1,067
Chroma ATE, Inc.	12,000	823
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	634
Globant SA (a)	7,718	223
		1,560,863

Financials 14.01%
Banco Bilbao Vizcaya Argentaria SA	1,700,344	42,655
Samsung Life Insurance Co., Ltd.	108,886	28,425
Nu Holdings, Ltd., Class A (a)	2,045,122	27,323
Capitec Bank Holdings, Ltd.	72,370	20,969
Abu Dhabi Islamic Bank PJSC	3,624,127	20,373
Hana Financial Group, Inc.	220,863	16,370
AIA Group, Ltd.	1,767,800	16,214

American Funds Insurance Series	38

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Shriram Finance, Ltd.	1,420,743	$15,829
Emirates NBD Bank PJSC	1,826,809	14,771
Standard Chartered PLC (GBP denominated)	544,246	14,752
PICC Property and Casualty Co., Ltd., Class H	8,038,947	14,750
Mastercard, Inc., Class A	28,710	14,745
ICICI Bank, Ltd.	1,010,331	14,714
Bajaj Finance, Ltd.	1,377,203	14,706
Eurobank SA	3,015,859	14,412
KB Financial Group, Inc.	132,515	13,627
Abu Dhabi Commercial Bank PJSC	3,434,540	13,581
UniCredit SpA	149,212	13,350
Shinhan Financial Group Co., Ltd.	199,898	12,386
3i Group PLC	373,135	12,315
XP, Inc., Class A	707,765	11,508
PKO Bank Polski SA, Class C	416,767	11,437
Discovery, Ltd.	694,650	11,222
Saudi National Bank (The)	1,081,238	11,134
Banco Santander SA	755,691	10,454
Axis Bank, Ltd.	728,189	10,422
HSBC Holdings PLC (GBP denominated)	330,431	6,277
HSBC Holdings PLC (HKD denominated)	200,400	3,809
Banco BTG Pactual SA, units	956,876	10,026
Aon PLC, Class A	29,648	9,834
Credicorp, Ltd.	24,926	9,711
BSE, Ltd.	220,810	9,101
OTP Bank PLC	58,589	8,658
National Bank of Greece SA	490,673	8,485
FirstRand, Ltd.	1,318,313	7,819
Cholamandalam Investment and Finance Co., Ltd.	402,351	7,655
Yapi ve Kredi Bankasi AS (a)	8,225,269	7,101
AU Small Finance Bank, Ltd.	628,420	6,941
Saudi Awwal Bank SJSC, non-registered shares	785,402	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	948,544	6,203
Akbank TAS	3,441,111	5,698
Multi Commodity Exchange of India, Ltd. (a)	172,823	5,210
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,129,000	4,878
Erste Group Bank AG	34,273	4,592
Public Bank Bhd.	3,774,100	4,460
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,727,425	4,407
Kaspi.kz JSC (ADR)	49,369	4,277
Hong Kong Exchanges and Clearing, Ltd.	90,100	4,188
Bank of the Philippine Islands	2,453,688	3,850
DBS Group Holdings, Ltd.	75,000	3,790
Vietnam Technological and Commercial JSCB (The)	2,923,900	3,742
Futu Holdings, Ltd. (ADR)	39,041	3,660
Samsung Fire & Marine Insurance Co., Ltd.	8,817	3,531
Banco Santander (Brasil) SA, units	611,271	3,173
Brookfield Corp., Class A	72,254	3,077
SinoPac Financial Holdings Co., Ltd.	2,417,000	3,048
Al Rajhi Banking and Investment Corp., non-registered shares	168,632	2,960
Qatar National Bank QPSC	585,490	2,774
Visa, Inc., Class A	7,963	2,732
B3 SA - Brasil, Bolsa, Balcao	948,996	2,671
Kasikornbank PCL, foreign registered shares	402,600	2,653
BDO Unibank, Inc.	1,364,300	2,644
Max Financial Services, Ltd. (a)	137,808	2,318
S&P Global, Inc.	5,193	2,115
360 ONE WAM, Ltd.	162,421	1,853
State Bank of India	139,728	1,529
Wise Group PLC, Class A (CDI) (a)	93,874	1,126
Wise Group PLC, Class A (a)	31,900	380

39	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank Central Asia Tbk PT	4,793,500	$1,493
Prudential PLC	111,403	1,484
Bank of China, Ltd., Class H	1,858,000	1,184
Kotak Mahindra Bank, Ltd.	279,371	1,161
Haci A–mer Sabanci Holding AS	474,722	995
DB Insurance Co., Ltd.	10,677	925
Central Depository Services (India), Ltd.	65,656	913
China Merchants Bank Co., Ltd., Class H	94,000	540
Woori Financial Group, Inc.	22,426	421
Sberbank of Russia PJSC (c)	2,662,164	— (e)
		631,281

Industrials 11.18%
International Container Terminal Services, Inc.	4,120,150	60,152
Contemporary Amperex Technology Co., Ltd., Class A	726,140	42,218
Contemporary Amperex Technology Co., Ltd., Class H	23,000	2,070
Rolls-Royce Holdings PLC	1,845,473	35,433
Airbus SE, non-registered shares	134,543	29,946
Weichai Power Co., Ltd., Class A	4,390,696	17,811
Weichai Power Co., Ltd., Class H	1,462,600	6,425
Hitachi, Ltd.	860,900	23,924
Adani Ports & Special Economic Zone, Ltd.	940,550	18,095
GE Vernova, Inc.	15,275	17,946
Larsen & Toubro, Ltd.	368,211	16,219
Copa Holdings SA, Class A	103,445	16,093
General Electric Co.	39,557	14,784
Rumo SA	5,439,913	14,152
Techtronic Industries Co., Ltd.	808,500	13,498
Aselsan Elektronik Sanayi ve Ticaret AS	1,762,782	13,034
Localiza Rent a Car SA, ordinary nominative shares	1,410,829	11,352
Localiza Rent a Car SA	6,050	47
BAE Systems PLC	442,306	10,821
WEG SA	1,133,558	10,301
Hanwha Aerospace Co., Ltd.	15,196	9,788
AGCO Corp.	80,777	9,669
Kanzhun, Ltd., Class A (ADR)	603,896	7,772
TransDigm Group, Inc.	5,797	7,722
HD Hyundai Marine Solution Co., Ltd.	49,485	7,214
Shenzhen Inovance Technology Co., Ltd., Class A	665,919	6,539
IHI Corp.	385,379	6,512
Uber Technologies, Inc. (a)	89,781	6,479
Mitsui & Co., Ltd.	223,100	6,214
LG Corp.	85,206	5,372
Grab Holdings, Ltd., Class A (a)	1,207,414	4,552
Weir Group PLC (The)	140,247	4,475
Daikin Industries, Ltd.	28,400	4,314
Mitsubishi Heavy Industries, Ltd.	149,100	3,395
HD Hyundai Electric Co., Ltd.	5,059	3,207
Hyosung Heavy Industries Corp.	1,411	3,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	533,391	3,165
SM Investments Corp.	279,010	2,690
Ayala Corp.	364,800	2,495
Didi Global, Inc. (ADR) (a)	707,394	2,370
Komatsu, Ltd.	60,400	2,364
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	317,343	2,223
GT Capital Holdings, Inc.	273,190	2,165
Embraer SA	117,683	1,866
Jiangsu Hengli Hydraulic Co., Ltd., Class A	115,464	1,842
Siemens AG	5,419	1,741
Acter Group Corp., Ltd.	37,000	1,508

American Funds Insurance Series	40

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	4,593	$1,507
International Consolidated Airlines Group SA (CDI)	216,565	1,374
JSW Infrastructure, Ltd.	373,701	1,284
Andritz AG	13,330	1,152
Bureau Veritas SA	35,617	1,091
Carrier Global Corp.	12,949	950
Leonardo SpA	12,167	652
Siemens Energy AG	2,805	532
		503,682

Consumer discretionary 7.72%
MercadoLibre, Inc. (a)	33,373	56,647
Alibaba Group Holding, Ltd.	1,720,972	20,560
Alibaba Group Holding, Ltd. (ADR)	106,195	10,193
Midea Group Co., Ltd., Class A	2,729,233	30,365
Trip.com Group, Ltd. (ADR) (a)	380,346	15,153
Trip.com Group, Ltd. (a)	20,050	796
Compagnie Financiere Richemont SA, Class A	68,472	15,889
H World Group, Ltd. (ADR)	286,441	11,950
H World Group, Ltd.	9,400	40
Ryohin Keikaku Co., Ltd.	534,200	11,671
Eicher Motors, Ltd.	135,254	10,159
Hyundai Mobis Co., Ltd.	27,054	8,800
LVMH Moet Hennessy-Louis Vuitton SE	15,094	8,359
Eternal, Ltd. (a)	2,811,913	7,934
Vibra Energia SA	1,231,502	7,130
BYD Co., Ltd., Class A	587,423	6,899
Fuyao Glass Industry Group Co., Ltd., Class A	902,075	6,721
Jumbo SA	257,221	6,604
Sea, Ltd., Class A (ADR) (a)	65,943	6,319
Maruti Suzuki India, Ltd.	36,657	5,483
TVS Motor Co., Ltd.	141,532	5,216
Royal Caribbean Cruises, Ltd.	15,727	4,994
Galaxy Entertainment Group, Ltd.	1,254,000	4,722
Panasonic Holdings Corp.	163,300	4,585
PDD Holdings, Inc. (ADR) (a)	58,721	4,479
Lenskart Solutions, Ltd. (a)	778,752	4,242
Naspers, Ltd., Class N	83,887	4,208
Tesla, Inc. (a)	9,884	4,157
Wynn Resorts, Ltd.	40,473	3,929
Li Ning Co., Ltd.	2,067,655	3,898
Inchcape PLC	375,782	3,844
Shenzhou International Group Holdings, Ltd.	687,100	3,461
Geely Automobile Holdings, Ltd.	1,537,000	3,313
Fast Retailing Co., Ltd.	6,300	3,222
Starbucks Corp.	30,575	3,124
Yum! Brands, Inc.	17,045	2,725
MakeMyTrip, Ltd. (a)	48,163	2,567
Pop Mart International Group, Ltd. (b)	126,200	2,505
Hermes International	1,336	2,445
Aptiv Holdings, Ltd. (a)	38,490	2,362
Cyrela Brazil Realty SA, ordinary nominative shares	502,572	2,241
Marriott International, Inc., Class A	5,923	2,195
Mahindra & Mahindra, Ltd.	58,684	1,920
ANTA Sports Products, Ltd.	207,800	1,888
Hyundai Motor Co.	5,760	1,855
Industria de Diseno Textil SA	27,145	1,711
Moncler SpA	28,833	1,673
Booking Holdings, Inc.	8,005	1,427
Meituan, Class B (a)	145,200	1,281

41	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Accor SA	21,007	$1,221
Kering SA	4,170	1,186
Coupang, Inc., Class A (a)	67,745	1,177
Laopu Gold Co., Ltd., Class H (b)	25,400	1,131
Tube Investments of India, Ltd.	33,272	1,075
Hilton Worldwide Holdings, Inc.	2,905	960
Ferrari NV (EUR denominated)	2,554	946
Shangri-La Asia, Ltd.	1,564,000	800
Sands China, Ltd.	377,200	630
Versigent PLC (a)	13,510	568
New Oriental Education & Technology Group, Inc. (ADR)	6,500	298
Evolution AB (a)	1,477	102
		347,955

Communication services 7.65%
Tencent Holdings, Ltd.	1,511,901	83,320
Alphabet, Inc., Class A	124,660	44,550
Alphabet, Inc., Class C	76,900	27,171
Bharti Airtel, Ltd.	2,004,593	39,286
MTN Group, Ltd.	2,479,923	34,518
NetEase, Inc.	1,176,800	30,290
NetEase, Inc. (ADR)	25,098	3,216
Meta Platforms, Inc., Class A	59,352	33,432
KT Corp. (ADR)	666,427	11,516
Baidu, Inc., Class A (ADR) (a)	52,556	6,007
Orange	282,855	5,335
True Corp. PCL, foreign registered shares	13,284,586	5,195
Advanced Info Service PCL, foreign registered shares	408,900	4,540
Telkom Indonesia (Persero) Tbk PT, Class B	33,657,800	4,464
America Movil, SAB de CV, Class B (ADR)	151,105	3,927
ROBLOX Corp., Class A (a)	65,078	3,539
Netflix, Inc. (a)	32,175	2,297
Singapore Telecommunications, Ltd.	652,400	2,236
		344,839

Materials 7.64%
First Quantum Minerals, Ltd. (a)	1,592,283	43,494
Grupo Mexico, SAB de CV, Series B	3,220,083	36,503
Vale SA, ordinary nominative shares	1,354,044	20,427
Vale SA (ADR), ordinary nominative shares	722,997	10,874
Mitsui Kinzoku Co., Ltd.	89,200	23,885
Barrick Mining Corp.	399,319	14,667
APL Apollo Tubes, Ltd.	670,200	12,755
Glencore PLC	1,674,532	11,422
Amcor PLC (CDI)	232,072	10,038
Aura Minerals, Inc.	143,406	9,027
BASF SE	166,817	8,917
Southern Copper Corp.	50,055	8,723
Lundin Mining Corp.	353,038	8,603
Valterra Platinum, Ltd. (ZAR denominated)	97,010	6,504
Valterra Platinum, Ltd. (ADR)	41,308	460
Siam Cement PCL, foreign registered shares	912,200	6,765
Zijin Mining Group Co., Ltd., Class H	1,552,000	5,459
Zijin Mining Group Co., Ltd., Class A	259,300	963
Corteva, Inc.	74,722	6,328
Baoshan Iron & Steel Co., Ltd., Class A	7,505,364	6,018
Suzano SA	777,010	5,983
Freeport-McMoRan, Inc.	88,218	5,548
Gold Fields, Ltd.	149,626	5,019

American Funds Insurance Series	42

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Gold Fields, Ltd. (ADR)	10,047	$337
Resonac Holdings Co., Ltd.	47,200	5,263
LG Chem, Ltd.	28,397	5,159
Nutrien, Ltd. (CAD denominated)	74,372	4,686
Zijin Gold International Co., Ltd.	404,100	4,582
Saudi Basic Industries Corp., non-registered shares	321,333	4,410
Ivanhoe Mines, Ltd., Class A (a)	477,196	3,738
Anhui Conch Cement Co., Ltd., Class H	1,664,500	3,567
Linde PLC	6,747	3,501
Pan American Silver Corp.	77,269	3,461
Wheaton Precious Metals Corp. (CAD denominated)	30,398	3,420
Impala Platinum Holdings, Ltd.	312,195	3,265
Dow, Inc.	118,533	3,243
Anglo American PLC	63,564	3,113
Sasol, Ltd. (a)	221,151	2,187
Sasol, Ltd. (ADR) (a)	75,345	740
Shin-Etsu Chemical Co., Ltd.	64,500	2,813
Loma Negra Compania Industrial Argentina SA (ADR) (a)	201,255	2,304
Antofagasta PLC	43,697	2,219
ArcelorMittal SA	36,422	2,190
MMG, Ltd. (a)	2,152,000	1,921
Syensqo SA	24,392	1,801
Anglogold Ashanti PLC (ZAR denominated)	19,840	1,604
Heidelberg Materials AG, non-registered shares	7,997	1,526
Air Liquide SA	6,996	1,385
Eldorado Gold Corp. (CAD denominated)	30,919	962
JX Advanced Metals Corp.	24,800	686
Welspun Gujarat Stahl Rohren, Ltd.	34,481	556
CEMEX, SAB de CV (ADR)	46,117	553
China Hongqiao Group, Ltd., Class H	190,500	489
Alrosa PJSC (a)(c)	1,123,215	— (e)
		344,063

Health care 3.48%
Max Healthcare Institute, Ltd.	1,594,531	19,135
Laurus Labs, Ltd.	1,150,255	18,552
Novo Nordisk AS, Class B	320,332	15,368
Eli Lilly and Co.	11,908	14,283
AstraZeneca PLC (GBP denominated)	68,503	12,815
BeOne Medicines, Ltd. (ADR) (a)	33,658	9,591
BeOne Medicines, Ltd. (a)	134,800	2,941
WuXi AppTec Co., Ltd., Class A	330,000	6,075
WuXi AppTec Co., Ltd., Class H	200,300	3,938
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	214,648	7,272
Innovent Biologics, Inc. (a)	641,373	6,537
Thermo Fisher Scientific, Inc.	12,939	6,487
Rede D’Or Sao Luiz SA	928,545	6,243
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	518,888	3,989
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	164,400	1,216
Takeda Pharmaceutical Co., Ltd.	161,700	5,105
Align Technology, Inc. (a)	24,318	4,102
EssilorLuxottica SA	17,683	3,318
Dr. Sulaiman Al Habib Medical Services Group Co.	48,679	2,748
Mettler-Toledo International, Inc. (a)	1,733	2,214
Bayer AG	29,887	1,652
Lupin, Ltd.	53,156	1,362

43	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	9,087	$825
Danaher Corp.	3,966	755
CanSino Biologics, Inc., Class H (a)	35,921	102
		156,625

Consumer staples 3.12%
Nestle SA	199,067	20,443
Arca Continental, SAB de CV	1,037,443	12,433
Avenue Supermarts, Ltd. (a)	252,746	11,758
KT&G Corp.	96,428	10,576
Kweichow Moutai Co., Ltd., Class A	44,770	7,814
BBB Foods, Inc., Class A (a)	186,840	7,786
Philip Morris International, Inc.	38,212	6,913
Zabka Group	869,662	6,291
JBS NV (BDR)	518,778	6,115
Raia Drogasil SA, ordinary nominative shares	1,492,774	4,861
Anheuser-Busch InBev SA/NV	55,481	4,574
Carlsberg A/S, Class B	33,526	4,399
Wal-Mart de Mexico, SAB de CV, Series V	1,334,031	3,919
Danone SA	46,545	3,817
Dino Polska SA, non-registered shares (a)	494,888	3,741
British American Tobacco PLC	54,748	3,377
Mondelez International, Inc., Class A	53,409	3,089
L’Oreal SA, non-registered shares	6,571	2,883
Varun Beverages, Ltd.	500,013	2,701
United Spirits, Ltd.	177,281	2,536
PepsiCo, Inc.	15,783	2,137
Tsingtao Brewery Co., Ltd., Class H	374,634	2,059
Monster Beverage Corp. (a)	20,282	1,950
Bunge Global SA	18,154	1,938
Coca-Cola Co.	17,543	1,426
JD Health International, Inc. (a)	124,850	526
Almarai Co.	26,852	325
		140,387

Energy 1.93%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,465,892	23,689
Vista Energy, SAB de CV, Class A (ADR) (a)	190,437	12,150
ADNOC Drilling Co. PJSC	7,381,530	11,534
Reliance Industries, Ltd.	807,469	11,114
SLB, Ltd.	120,023	5,580
Shell PLC (GBP denominated)	122,375	4,740
Adnoc Gas PLC	4,759,293	4,459
BP PLC (ADR)	116,055	4,288
TotalEnergies SE (EUR denominated)	54,905	4,265
HD Hyundai Co., Ltd.	24,974	3,227
Exxon Mobil Corp.	9,240	1,263
Borr Drilling, Ltd. (a)	132,459	547
Rosneft Oil Co. PJSC (c)	588,661	— (e)
		86,856

Utilities 1.76%
Public Power Corp. SA (a)	510,016	13,426
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,300,791	13,210
Gulf Development PCL, foreign registered shares	6,904,093	12,893
Power Grid Corp. of India, Ltd.	3,457,599	10,517
Adani Green Energy, Ltd. (a)	398,450	6,336
Adani Power, Ltd. (a)	2,605,404	6,203

American Funds Insurance Series	44

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Equatorial SA	705,619	$5,323
NHPC, Ltd. (a)	5,947,642	5,138
CPFL Energia SA	206,069	1,788
NTPC, Ltd. (a)	468,166	1,773
SembCorp Industries, Ltd.	286,200	1,410
Engie SA	41,991	1,324
		79,341

Real estate 1.01%
Lodha Developers, Ltd.	1,914,139	19,423
China Resources Land, Ltd.	3,255,834	12,501
China Resources Mixc Lifestyle Services, Ltd.	851,400	3,994
CK Asset Holdings, Ltd.	697,000	3,945
SM Prime Holdings, Inc.	7,479,300	2,211
Longfor Group Holdings, Ltd. (b)	2,759,346	2,116
ALLOS SA, ordinary nominative shares	133,019	723
Emaar Properties PJSC	192,505	631
		45,544
Total common stocks (cost: $2,369,558,000)		4,241,436
Preferred securities 0.90%
Financials 0.49%
Itau Unibanco Holding SA (ADR), preferred nominative shares	2,064,891	16,870
Itau Unibanco Holding SA, preferred nominative shares	657,288	5,371
		22,241

Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	48,780	6,830
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	2
		6,888

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	5,240
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,348
		6,588

Energy 0.07%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	405,215	2,967

Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	32,989	1,641
Cyrela Brazil Realty SA, preferred shares (a)	33,966	141
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	605,414	66
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	— (e)
		1,848
Total preferred securities (cost: $35,920,000)		40,532

45	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments 2.16%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.87%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	$176
Angola (Republic of) 8.25% 5/9/2028	600	619
Angola (Republic of) 8.00% 11/26/2029 (f)	445	453
Angola (Republic of) 8.75% 4/14/2032 (f)	280	283
Angola (Republic of) 9.375% 3/31/2033 (f)	540	553
Asian Development Bank 5.25% 4/29/2035	PHP25,800	405
Benin (Republic of) 7.96% 2/13/2038 (f)	USD690	734
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL21	4
Brazil (Federative Republic of) 0% 1/1/2030	3,000	366
Brazil (Federative Republic of) 10.00% 1/1/2031	21,116	3,559
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,442	597
Brazil (Federative Republic of) 10.00% 1/1/2033	6,793	1,093
Brazil (Federative Republic of) 10.00% 1/1/2035	7,600	1,183
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,485	879
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	867
Chile (Republic of) 5.30% 11/1/2037	300,000	320
Chile (Republic of) 4.34% 3/7/2042	USD350	310
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY11,870	1,767
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	6,720	987
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	216
Colombia (Republic of) 3.25% 4/22/2032	USD700	608
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	1,041
Colombia (Republic of), Series B, 13.25% 2/9/2033	7,344,800	2,267
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	457
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	253
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	668
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	170
Czech Republic, Series 121, 2.50% 3/13/2031	CZK27,360	1,135
Czech Republic, Series 145, 3.50% 5/30/2035	15,840	692
Czech Republic, Series 142, 1.95% 7/30/2037	17,900	649
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD192	197
Dominican Republic (Government of) 5.875% 1/30/2060	335	297
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	965
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	673
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	117
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,196
Egypt (Arab Republic of) 8.50% 1/31/2047	400	392
Egypt (Arab Republic of) 8.875% 5/29/2050	386	386
Gabonese (Republic of) 6.625% 2/6/2031	720	621
Gabonese (Republic of) 7.00% 11/24/2031	300	257
Gaci First Investment Co. 5.375% 1/29/2054	360	323
Honduras (Republic of) 6.25% 1/19/2027	875	882
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	283
Hungary (Republic of) 6.75% 7/23/2031	HUF287,020	991
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	349
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	572
Hungary (Republic of) 3.00% 4/25/2041	401,390	1,008
India (Republic of) 7.32% 11/13/2030	INR3,480	38
India (Republic of) 7.18% 8/14/2033	95,020	1,032
India (Republic of) 7.18% 7/24/2037	132,100	1,434
India (Republic of) 8.13% 6/22/2045	92,570	1,071
India (Republic of) 7.06% 10/10/2046	53,020	548
India (Republic of) 7.09% 8/5/2054	77,070	789
Indonesia (Republic of) 6.625% 2/17/2037	USD300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR2,341,000	130
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	12,228,000	652
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	926
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	15,314,000	822
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	7,953,000	450
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	7,242,000	399
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	8,852,000	502

American Funds Insurance Series	46

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	IDR13,148,000	$729
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	968
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT48,750	90
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	63,737	120
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	133,877	281
Kenya (Republic of) 6.30% 1/23/2034	USD645	594
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	591
Kenya (Republic of) 9.50% 3/5/2036	330	351
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR2,880	735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	9,821	2,447
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	166
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	535
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	543
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	292
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	318
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	505
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	400
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	USD455	479
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR465	535
Morocco (Kingdom of) 4.75% 4/2/2035	200	233
Mozambique (Republic of) 9.00% 9/15/2031	USD540	478
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	541
Nigeria (Republic of) 7.875% 2/16/2032	USD280	292
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	424
Oman (Sultanate of) 6.00% 8/1/2029	445	460
Oman (Sultanate of) 6.75% 1/17/2048	285	313
Panama (Republic of) 6.70% 1/26/2036	473	510
Panama (Republic of) 6.875% 1/31/2036	856	936
Panama (Republic of) 8.00% 3/1/2038	483	568
Paraguay (Republic of) 4.95% 4/28/2031	167	168
Peru (Republic of) 3.00% 1/15/2034	225	195
Peru (Republic of) 6.55% 3/14/2037	190	208
Peru (Republic of) 7.60% 8/12/2039	PEN3,228	1,013
Peru (Republic of) 3.55% 3/10/2051	USD490	345
Peru (Republic of) 2.78% 12/1/2060	100	55
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	196
Philippines (Republic of) 6.00% 8/20/2030	14,790	235
Philippines (Republic of) 6.75% 9/15/2032	41,240	670
Philippines (Republic of) 6.375% 10/23/2034	USD145	156
Philippines (Republic of) 5.00% 1/27/2036	552	542
Philippines (Republic of) 3.95% 1/20/2040	500	428
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	370	369
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,382
Poland (Republic of), Series 1034, 5.00% 10/25/2034	4,295	1,136
Romania (Republic of) 5.25% 5/30/2032	EUR450	526
Romania (Republic of) 5.25% 5/30/2032	230	269
Romania (Republic of) 2.00% 4/14/2033	300	283
Romania (Republic of) 5.625% 5/30/2037	390	441
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	478
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,220
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	215
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	1,395	86
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	531
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	18,605	974
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	137	9
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	12,241	733
Thailand (Kingdom of) 3.45% 6/17/2043	THB25,768	834
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,510	1,149

47	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.875% 5/13/2037	USD610	$641
United Mexican States 5.125% 3/19/2038	EUR420	478
United Mexican States 4.75% 3/8/2044	USD800	645
United Mexican States 3.75% 4/19/2071	860	496
United Mexican States, Series M, 7.75% 5/29/2031	MXN56,500	3,141
United Mexican States, Series M, 7.75% 11/23/2034	12,548	668
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,162
United Mexican States, Series M, 7.75% 11/13/2042	20,000	978
United Mexican States, Series M, 8.00% 7/31/2053	19,887	966
		84,275
Corporate bonds and notes 0.29%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD410	419
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	252
Petroleos Mexicanos 5.95% 1/28/2031	610	603
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	350
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	314
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	266
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	226
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	404
YPF SA 8.25% 1/17/2034 (f)	335	351
		3,374

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)	475	467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	400	381
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)	340	367
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	330	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	400	428
		2,279

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	275
Meituan 3.05% 10/28/2030 (f)	400	370
Meituan 3.05% 10/28/2030	200	185
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	354
MercadoLibre, Inc. 3.125% 1/14/2031	200	184
Sands China, Ltd. 4.375% 6/18/2030	220	213
Wynn Macau, Ltd. 5.625% 8/26/2028	260	258
		1,839

Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	817
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	169
PLDT, Inc. 2.50% 1/23/2031	USD210	191
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (f)	200	200
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	261
		1,638

American Funds Insurance Series	48

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		USD355	$223
CSN Resources SA 8.875% 12/5/2030 (f)		400	299
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)		280	290
			1,159

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	339
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	200
			909

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	265
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		259	245
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	348
			858

Consumer staples 0.01%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	210
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	420
			630

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	266
Total corporate bonds and notes			12,952
Total bonds, notes & other debt instruments (cost: $95,737,000)			97,227
Short-term securities 2.94%		Shares
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)(j)		1,316,194	131,606
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP1,575	29
Egypt (Arab Republic of) 6/22/2027	19.011	1,775	29
Kazakhstan (Republic of) 2/5/2027	13.591	KZT269,133	514
Nigeria (Republic of) 1/19/2027	15.840	NGN632,880	416
			988
Total short-term securities (cost: $132,579,000)			132,594
Total investment securities 100.15% (cost: $2,633,794,000)			4,511,789
Other assets less liabilities (0.15)%			(6,749)
Net assets 100.00%			$4,505,040

49	American Funds Insurance Series

New World Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/5/2026	USD(412)	$1
5 Year Euro-Bobl Futures	Short	12	9/10/2026	(1,582)	(6)
5 Year U.S. Treasury Note Futures	Long	6	10/5/2026	642	2
10 Year Euro-Bund Futures	Short	11	9/10/2026	(1,600)	(16)
10 Year Ultra U.S. Treasury Note Futures	Long	7	9/30/2026	787	11
					$(8)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	267	PLN	970	Goldman Sachs	7/8/2026	$9
USD	796	BRL	4,046	Morgan Stanley	7/10/2026	14
PHP	6,160	USD	100	Citibank	7/10/2026	— (e)
USD	146	IDR	2,643,945	Goldman Sachs	7/10/2026	(1)
USD	391	ZAR	6,470	Goldman Sachs	7/10/2026	(3)
PLN	767	USD	209	Citibank	7/10/2026	(5)
USD	1,529	PHP	94,305	Bank of America	7/10/2026	(8)
USD	530	COP	1,910,290	Morgan Stanley	7/10/2026	(28)
USD	843	COP	3,027,600	Citibank	7/10/2026	(41)
INR	12,512	USD	130	Citibank	7/13/2026	2
USD	1,480	BRL	7,702	Goldman Sachs	7/13/2026	(7)
USD	1,759	EUR	1,510	Morgan Stanley	7/14/2026	33
CNH	6,280	USD	928	Citibank	7/14/2026	(3)
CZK	9,270	USD	442	HSBC Bank	7/14/2026	(5)
MYR	199	USD	49	JPMorgan Chase	7/22/2026	— (e)
USD	1,506	MXN	26,165	UBS AG	7/23/2026	12
USD	97	ZAR	1,600	Goldman Sachs	7/23/2026	— (e)
THB	26,500	USD	794	Citibank	7/24/2026	5
						$(26)
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)	$60,900	$460,995	$390,289	$9	$(9)	$131,606	$2,004

American Funds Insurance Series	50

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$5,240	0.12%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,348	0.03
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	634	0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	56	— (k)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	1	2	— (k)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	412	420	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	— (e)	— (k)
Total		$11,601	$7,700	0.17%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,082,000, which represented 0.29% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira

PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

51	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.90%	Shares	Value (000)
Information technology 22.56%
Broadcom, Inc.	2,094,644	$791,251
Microsoft Corp.	1,300,570	485,139
Apple, Inc.	1,331,784	385,365
KLA Corp.	1,036,483	312,717
ASML Holding NV (ADR)	96,504	191,989
NVIDIA Corp.	770,736	154,216
International Business Machines Corp.	252,956	71,134
Amphenol Corp., Class A	364,961	64,350
Intel Corp. (a)	422,604	59,008
Applied Materials, Inc.	68,257	49,350
Western Digital Corp.	77,173	49,292
SAP SE (ADR) (b)	206,055	31,755
Cisco Systems, Inc.	204,497	24,020
Texas Instruments, Inc.	75,365	22,464
Corning, Inc.	84,335	21,542
Hewlett Packard Enterprise Co.	446,249	20,130
Salesforce, Inc.	104,582	16,384
TE Connectivity PLC	59,462	11,988
Fair Isaac Corp. (a)	9,532	11,389
ASM International NV (ADR)	3,970	4,561
Motorola Solutions, Inc.	9,895	4,109
Teradyne, Inc.	6,500	3,145
Accenture PLC, Class A	24,678	3,071
		2,788,369

Financials 14.34%
Bank of America Corp.	3,607,509	205,556
Marsh & McLennan Cos., Inc.	1,144,286	190,718
JPMorgan Chase & Co.	525,749	172,094
Visa, Inc., Class A	473,875	162,582
Truist Financial Corp.	2,280,823	113,631
Mastercard, Inc., Class A	219,317	112,641
BlackRock, Inc.	87,971	84,589
Morgan Stanley	328,231	68,613
Arthur J. Gallagher & Co.	298,757	68,586
Wells Fargo & Co.	672,634	55,587
KKR & Co., Inc.	565,233	51,877
Apollo Asset Management, Inc.	372,893	44,117
Blackstone, Inc.	373,920	43,999
Chubb, Ltd.	120,446	41,041
Capital One Financial Corp.	191,332	38,385
S&P Global, Inc.	90,108	36,697
Citizens Financial Group, Inc.	513,743	35,998
Progressive Corp.	152,304	33,271
Aon PLC, Class A	97,622	32,380
CME Group, Inc., Class A	133,359	29,450
Citigroup, Inc.	207,496	29,041
Berkshire Hathaway, Inc., Class B (a)	47,715	23,876
Goldman Sachs Group, Inc.	15,469	15,645
Brookfield Asset Management, Ltd., Class A	345,786	15,509
KeyCorp	548,704	12,648
Equitable Holdings, Inc.	245,406	10,768
Huntington Bancshares, Inc.	598,500	10,611
American Express Co.	28,600	9,674
Fifth Third Bancorp	166,060	9,361
Intercontinental Exchange, Inc.	48,480	5,968
Charles Schwab Corp. (The)	57,745	5,328
PNC Financial Services Group, Inc.	8,347	2,055
		1,772,296

American Funds Insurance Series	52

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 13.01%
General Electric Co.	505,177	$188,800
RTX Corp.	934,191	177,244
Deere & Co.	234,696	148,875
Caterpillar, Inc.	126,599	134,815
Northrop Grumman Corp.	256,520	130,648
Union Pacific Corp.	326,946	88,929
Boeing Co. (The) (a)	362,949	78,568
Paychex, Inc.	762,352	74,962
Delta Air Lines, Inc.	791,172	74,101
GE Vernova, Inc.	43,340	50,918
Lennox International, Inc.	83,949	48,099
3M Co.	257,825	41,744
ITT, Inc.	203,321	40,209
Watsco, Inc.	95,381	39,748
L3Harris Technologies, Inc.	134,562	39,102
Parker-Hannifin Corp.	39,311	38,451
Verisk Analytics, Inc.	189,123	33,953
Siemens AG (ADR)	191,551	30,823
Johnson Controls International PLC	157,835	23,061
Waste Connections, Inc.	127,090	21,185
Ingersoll-Rand, Inc.	240,430	19,713
HEICO Corp.	42,664	15,197
BAE Systems PLC (ADR)	136,409	13,361
CSX Corp.	277,000	13,166
RELX PLC (ADR)	307,269	9,731
Equifax, Inc.	60,828	9,655
Trane Technologies PLC	14,265	7,006
Applied Industrial Technologies, Inc.	16,977	5,741
Waste Management, Inc.	23,162	5,162
FedEx Corp.	14,386	4,505
		1,607,472

Health care 12.28%
Eli Lilly and Co.	210,724	252,749
UnitedHealth Group, Inc.	498,846	207,335
CVS Health Corp.	1,786,330	184,796
AbbVie, Inc.	543,316	136,720
Amgen, Inc.	353,816	128,124
Abbott Laboratories	1,012,033	91,832
Gilead Sciences, Inc.	669,228	84,550
Danaher Corp.	384,526	73,244
Johnson & Johnson	259,728	65,963
Vertex Pharmaceuticals, Inc. (a)	127,427	63,297
Merck & Co., Inc.	462,923	59,486
Thermo Fisher Scientific, Inc.	67,471	33,827
AstraZeneca PLC	163,340	30,972
Zimmer Biomet Holdings, Inc.	280,713	24,167
Humana, Inc.	48,957	19,447
Illumina, Inc. (a)	105,914	18,623
Elevance Health, Inc.	39,244	15,177
Novo Nordisk AS, Class B (ADR)	303,343	14,542
Bristol-Myers Squibb Co.	96,148	5,540
McKesson Corp.	4,752	3,591
Align Technology, Inc. (a)	18,449	3,112
Cardinal Health, Inc.	3,778	897
		1,517,991

Consumer staples 9.02%
Philip Morris International, Inc.	2,502,823	452,786

53	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
British American Tobacco PLC (ADR)	2,788,863	$172,240
Keurig Dr Pepper, Inc.	3,413,637	111,728
Coca-Cola Co.	945,125	76,810
Mondelez International, Inc., Class A	1,221,313	70,641
Costco Wholesale Corp.	53,230	49,795
Altria Group, Inc.	570,892	41,076
Procter & Gamble Co.	245,949	36,066
Constellation Brands, Inc., Class A	201,045	27,963
Church & Dwight Co., Inc.	221,466	21,456
Nestle SA (ADR)	200,456	20,585
Walmart, Inc.	150,834	17,084
Kraft Heinz Co. (The)	390,366	9,220
Bunge Global SA	74,092	7,908
		1,115,358

Consumer discretionary 6.85%
Royal Caribbean Cruises, Ltd.	544,854	173,007
Starbucks Corp.	860,339	87,918
Yum! Brands, Inc.	497,195	79,482
D.R. Horton, Inc.	483,334	78,725
Amazon.com, Inc. (a)	303,338	72,298
Home Depot, Inc.	200,677	70,775
Darden Restaurants, Inc.	311,428	64,157
TJX Cos., Inc. (The)	216,594	32,814
NIKE, Inc., Class B	758,337	31,130
General Motors Co.	340,020	26,209
Tractor Supply Co.	761,180	24,061
Booking Holdings, Inc.	124,588	22,207
Texas Roadhouse, Inc.	107,719	20,815
Vail Resorts, Inc.	136,352	18,564
Marriott International, Inc., Class A	49,140	18,211
Toll Brothers, Inc.	76,979	12,682
Chipotle Mexican Grill, Inc. (a)	211,532	7,192
Sony Group Corp. (ADR)	268,839	5,393
Genuine Parts Co.	6,209	732
		846,372

Communication services 5.04%
Alphabet, Inc., Class A	601,553	214,977
Alphabet, Inc., Class C	421,764	149,022
Meta Platforms, Inc., Class A	247,376	139,344
Comcast Corp., Class A	2,585,879	63,483
Walt Disney Co. (The)	243,999	23,485
AT&T, Inc.	929,750	19,246
Netflix, Inc. (a)	177,872	12,700
Versant Media Group, Inc., Class A	— (c)	— (c)
		622,257

Energy 3.56%
Exxon Mobil Corp.	837,050	114,441
ConocoPhillips	759,729	78,981
EOG Resources, Inc.	516,284	66,978
Chevron Corp.	322,579	53,471
Canadian Natural Resources, Ltd.	1,223,962	48,346
TC Energy Corp.	360,429	23,893
ONEOK, Inc.	185,119	16,094
Halliburton Co.	384,170	13,043

American Funds Insurance Series	54

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
SLB, Ltd.	216,823	$10,080
EQT Corp.	189,374	10,069
TotalEnergies SE	65,622	5,103
		440,499

Utilities 3.42%
Constellation Energy Corp.	415,733	103,256
FirstEnergy Corp.	1,286,743	61,172
Southern Co. (The)	614,643	58,827
Sempra	623,528	57,807
CenterPoint Energy, Inc.	831,534	36,621
DTE Energy Co.	216,979	33,061
Exelon Corp.	614,315	28,639
Entergy Corp.	162,119	18,621
CMS Energy Corp.	176,218	13,481
Atmos Energy Corp.	67,234	11,582
		423,067

Real estate 3.38%
Welltower, Inc. REIT	954,791	216,709
Public Storage REIT	290,754	92,550
Simon Property Group, Inc. REIT	155,587	34,797
Prologis, Inc. REIT	196,540	26,625
Ventas, Inc. REIT	211,559	18,786
American Tower Corp. REIT	92,640	15,153
Extra Space Storage, Inc. REIT	42,274	6,142
Rexford Industrial Realty, Inc. REIT	156,135	5,231
CoStar Group, Inc. (a)	56,201	1,592
		417,585

Materials 2.44%
Air Products and Chemicals, Inc.	308,800	90,534
Wheaton Precious Metals Corp.	548,764	61,637
Corteva, Inc.	640,224	54,220
Linde PLC	62,534	32,451
International Paper Co.	562,301	21,424
Royal Gold, Inc.	102,974	20,555
BHP Group Ltd. (ADR)	109,964	9,161
LyondellBasell Industries NV	85,405	4,497
International Flavors & Fragrances, Inc.	40,800	3,232
Mosaic Co.	85,334	1,808
BASF SE (ADR)	98,075	1,305
H.B. Fuller Co.	9,600	560
		301,384
Total common stocks (cost: $6,902,662,000)		11,852,650
Convertible stocks 1.19%
Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	955,588	48,630
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	749,785	37,714
		86,344

55	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Financials 0.30%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	$30,651
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	7,107
		37,758

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	182,329	12,271

Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	225,653	11,224
Total convertible stocks (cost: $151,904,000)		147,597
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)(e)	3,256,296	325,597
Total short-term securities (cost: $325,581,000)		325,597
Total investment securities 99.73% (cost: $7,380,147,000)		12,325,844
Other assets less liabilities 0.27%		33,975
Net assets 100.00%		$12,359,819
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)	$272,530	$792,377	$739,228	$(41)	$(41)	$325,597	$6,864

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	56

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.88%	Shares	Value (000)
Financials 19.71%
WEX, Inc. (a)	12,767	$1,801
RenaissanceRe Holdings, Ltd.	5,482	1,737
Brown & Brown, Inc.	22,934	1,471
Citizens Financial Group, Inc.	20,695	1,450
GQG Partners, Inc. (CDI)	1,174,454	1,177
Arthur J. Gallagher & Co.	4,777	1,097
Block, Inc., Class A (a)	12,983	987
Capital One Financial Corp.	4,670	937
Fifth Third Bancorp	15,747	888
KeyCorp	37,575	866
Affirm Holdings, Inc., Class A (a)	10,524	858
Tradeweb Markets, Inc., Class A	8,379	835
Aon PLC, Class A	2,412	800
Victory Capital Holdings, Inc., Class A	8,299	698
LPL Financial Holdings, Inc.	2,419	681
StepStone Group, Inc., Class A	14,672	607
Essent Group, Ltd.	9,122	586
American International Group, Inc.	7,660	571
Principal Financial Group, Inc.	5,234	564
Fiserv, Inc. (a)	10,086	495
TPG, Inc., Class A	10,648	432
Ameriprise Financial, Inc.	889	408
Ally Financial, Inc.	8,296	381
Wesbanco, Inc.	8,897	347
Artisan Partners Asset Management, Inc., Class A	9,806	339
Glacier Bancorp, Inc.	5,938	306
FirstCash Holdings, Inc.	867	188
Kinsale Capital Group, Inc.	476	157
Accelerant Holdings, Class A (a)	10,021	118
		21,782

Industrials 18.08%
Bloom Energy Corp., Class A (a)	9,325	2,823
Comfort Systems USA, Inc.	964	1,911
Crane Co.	4,431	988
Copart, Inc. (a)	33,228	937
XPO, Inc. (a)	4,539	932
ATI, Inc. (a)	4,569	901
AGCO Corp.	6,669	798
United Rentals, Inc.	683	774
FTAI Aviation, Ltd.	2,817	762
United Parcel Service, Inc., Class B	7,009	753
Alaska Air Group, Inc. (a)	12,523	654
APi Group Corp. (a)	14,756	625
Generac Holdings, Inc. (a)	1,989	582
CSX Corp.	11,549	549
Applied Industrial Technologies, Inc.	1,507	510
Builders FirstSource, Inc. (a)	5,572	499
VSE Corp.	2,181	498
Karman Holdings, Inc. (a)	9,449	472
Ingersoll-Rand, Inc.	4,510	370
Carrier Global Corp.	4,856	356
Arxis, Inc., Class A (a)	7,415	342
HEICO Corp.	910	324
CSW Industrials, Inc.	1,086	302
PACCAR, Inc.	2,440	293
Loar Holdings, Inc. (a)	3,586	289
C.H. Robinson Worldwide, Inc.	1,525	287
Toro Co. (The)	2,884	281
SPX Technologies, Inc. (a)	1,070	262

57	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,674	$245
Core & Main, Inc., Class A (a)	4,351	210
SiteOne Landscape Supply, Inc. (a)	1,670	191
EquipmentShare.com, Inc., Class A (a)	6,880	135
DPC Holdings, Ltd. (a)	2,700	132
		19,987

Information technology 16.02%
Cerebras Systems, Inc., Class A (a)(b)	8,022	1,773
Flex, Ltd. (a)	9,792	1,587
Ingram Micro Holding Corp.	49,953	1,370
Keysight Technologies, Inc. (a)	3,847	1,347
Ciena Corp. (a)	2,048	1,005
Fabrinet, non-registered shares (a)	1,729	972
TTM Technologies, Inc. (a)	5,169	967
Akamai Technologies, Inc. (a)	7,739	915
Cloudflare, Inc., Class A (a)	3,449	846
Semtech Corp. (a)	4,369	707
Ultra Clean Holdings, Inc. (a)	4,162	593
Quantinuum, Inc., Class A (a)	6,970	570
Datadog, Inc., Class A (a)	2,174	566
Skyworks Solutions, Inc.	8,337	565
Hewlett Packard Enterprise Co.	10,534	475
MongoDB, Inc., Class A (a)	1,138	382
GPGI, Inc., Class A (c)	20,637	327
CoreWeave, Inc., Class A (a)	3,180	316
Snowflake, Inc. (a)	1,174	299
Lumentum Holdings, Inc. (a)	339	291
Impinj, Inc. (a)	1,898	272
Fair Isaac Corp. (a)	194	232
ACM Research, Inc., Class A (a)	1,804	229
Twilio, Inc., Class A (a)	972	201
Sanmina Corp. (a)	788	199
Enphase Energy, Inc. (a)	3,945	194
Unity Software, Inc. (a)	6,662	190
Via Transportation, Inc., Class A (a)	9,050	164
Procore Technologies, Inc. (a)	3,861	157
		17,711

Consumer discretionary 13.29%
DoorDash, Inc., Class A (a)	10,514	1,940
NIKE, Inc., Class B	41,485	1,703
LKQ Corp.	37,209	980
Vail Resorts, Inc. (b)	6,812	928
Yum! Brands, Inc.	5,256	840
Hilton Worldwide Holdings, Inc.	2,003	662
Five Below, Inc. (a)	3,388	609
Covista, Inc. (a)	4,598	573
General Motors Co.	6,544	504
Chipotle Mexican Grill, Inc. (a)	14,246	484
Aptiv Holdings, Ltd. (a)	7,195	442
D.R. Horton, Inc.	2,318	378
TopBuild Corp. (a)	1,042	370
SharkNinja, Inc. (a)	2,432	370
Texas Roadhouse, Inc.	1,888	365
Century Communities, Inc.	4,923	353
Rivian Automotive, Inc., Class A (a)	18,663	324
Polaris, Inc.	4,371	299
Brinker International, Inc. (a)	1,669	280

American Funds Insurance Series	58

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	870	$276
O’Reilly Automotive, Inc. (a)	2,936	270
Darden Restaurants, Inc.	1,301	268
Carnival Corp., Ltd.	9,124	261
Cavco Industries, Inc. (a)	404	248
Warby Parker, Inc., Class A (a)	8,087	245
AutoZone, Inc. (a)	68	217
Toll Brothers, Inc.	1,309	216
CAVA Group, Inc. (a)	2,311	181
Versigent PLC (a)	2,515	106
		14,692

Health care 11.20%
Revolution Medicines, Inc. (a)	6,298	1,180
Align Technology, Inc. (a)	5,893	994
Humana, Inc.	2,126	845
Illumina, Inc. (a)	4,586	806
Bio-Techne Corp.	10,570	747
Ionis Pharmaceuticals, Inc. (a)	8,511	675
Oruka Therapeutics, Inc. (a)	6,925	659
Medline, Inc., Class A (a)	16,057	633
Definium Therapeutics, Inc. (a)	12,914	608
NewAmsterdam Pharma Co. NV (a)	17,671	599
Generate Biomedicines, Inc. (a)	26,200	442
Charles River Laboratories International, Inc. (a)	1,836	416
Veeva Systems, Inc., Class A (a)	2,340	415
Natera, Inc. (a)	1,469	399
Spyre Therapeutics, Inc. (a)	4,263	378
Penumbra, Inc. (a)	1,171	370
Alignment Healthcare, Inc. (a)	14,548	346
Tenet Healthcare Corp. (a)	1,502	281
Elanco Animal Health, Inc. (a)	10,744	264
Alnylam Pharmaceuticals, Inc. (a)	854	257
Boston Scientific Corp. (a)	5,931	253
Krystal Biotech, Inc. (a)	675	251
Regeneron Pharmaceuticals, Inc.	372	232
Zimmer Biomet Holdings, Inc.	1,983	171
IQVIA Holdings, Inc. (a)	833	161
		12,382

Consumer staples 4.80%
US Foods Holding Corp. (a)	16,337	1,671
e.l.f. Beauty, Inc. (a)	15,607	1,155
Monster Beverage Corp. (a)	11,445	1,100
Caseys General Stores, Inc.	871	692
Keurig Dr Pepper, Inc.	7,046	231
Constellation Brands, Inc., Class A	1,329	185
Estee Lauder Cos., Inc. (The), Class A	2,258	178
Campbell’s Co. (The)	4,190	93
		5,305

Materials 3.35%
Corteva, Inc.	13,738	1,163
Element Solutions, Inc.	12,375	591
Louisiana-Pacific Corp.	7,007	551
Royal Gold, Inc.	2,384	476
Perpetua Resources Corp. (a)	21,310	442

59	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Alcoa Corp.	3,811	$199
USA Rare Earth, Inc., Class A (a)(c)	7,553	163
Westlake Corp.	1,654	121
		3,706

Utilities 3.14%
Exelon Corp.	36,267	1,691
PG&E Corp.	31,926	537
IDACORP, Inc.	3,541	536
American Electric Power Co., Inc.	2,122	290
NRG Energy, Inc.	1,318	192
Vistra Corp.	1,038	165
FirstEnergy Corp.	1,139	54
		3,465

Energy 2.70%
Diamondback Energy, Inc.	5,764	1,013
Expand Energy Corp.	7,254	662
SLB, Ltd.	11,344	527
Baker Hughes Co., Class A	4,929	274
Viper Energy, Inc., Class A	6,048	256
Permian Resources Corp., Class A	13,530	249
		2,981

Real estate 1.80%
Simon Property Group, Inc. REIT	4,533	1,014
American Healthcare REIT, Inc.	6,725	351
Essex Property Trust, Inc. REIT	1,166	340
Crown Castle, Inc. REIT	3,726	282
		1,987

Communication services 1.79%
ROBLOX Corp., Class A (a)	17,368	945
New York Times Co., Class A	7,592	531
Live Nation Entertainment, Inc. (a)	2,759	505
		1,981
Total common stocks (cost: $90,462,000)		105,979
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)(e)	25,132	2,513
Total short-term securities (cost: $2,513,000)		2,513
Total investment securities 98.15% (cost: $92,975,000)		108,492
Other assets less liabilities 1.85%		2,047
Net assets 100.00%		$110,539

American Funds Insurance Series	60

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)	$2,963	$31,394	$31,844	$— (f)	$— (f)	$2,513	$63
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$327	0.29%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	163	0.15
Total		$544	$490	0.44%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.

Key to abbreviation(s)
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

61	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.25%	Shares	Value (000)
Information technology 28.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,772	$131,214
Broadcom, Inc.	225,041	85,009
Micron Technology, Inc.	51,976	59,995
NVIDIA Corp.	254,595	50,942
Apple, Inc.	139,478	40,359
ASML Holding NV	20,198	40,058
Microsoft Corp.	106,727	39,811
Intel Corp. (a)	207,191	28,930
Applied Materials, Inc.	27,673	20,008
SK hynix, Inc.	10,088	17,798
MediaTek, Inc.	121,094	16,535
Lenovo Group, Ltd.	3,814,000	11,394
Tokyo Electron, Ltd.	22,475	10,869
Western Digital Corp.	14,324	9,149
Oracle Corp.	55,120	8,078
Corning, Inc.	31,165	7,961
Samsung Electronics Co., Ltd.	35,730	7,811
Seagate Technology Holdings PLC	7,366	7,108
Amphenol Corp., Class A	36,260	6,393
Allegro MicroSystems, Inc. (a)	83,948	5,845
International Business Machines Corp.	13,376	3,762
Cloudflare, Inc., Class A (a)	14,770	3,623
Jentech Precision Industrial Co., Ltd.	32,000	3,477
Cisco Systems, Inc.	26,825	3,151
Marvell Technology, Inc.	8,149	2,428
ARM Holdings PLC (ADR) (a)	4,555	1,615
Accenture PLC, Class A	12,592	1,567
AppLovin Corp., Class A (a)	2,540	1,309
Fujitsu, Ltd.	52,000	1,038
Zhongji Innolight Co., Ltd., Class A	5,300	1,002
Nokia Corp.	65,423	866
EPAM Systems, Inc. (a)	10,574	839
ASE Technology Holding Co., Ltd.	36,000	777
Quantinuum, Inc., Class A (a)	9,486	775
Halma PLC	14,703	768
Disco Corp.	1,000	508
Strategy, Inc., Class A (a)	4,619	402
		633,174

Industrials 13.85%
BAE Systems PLC	843,669	20,640
Airbus SE, non-registered shares	82,994	18,473
Deere & Co.	28,610	18,148
RTX Corp.	87,411	16,585
General Electric Co.	42,294	15,807
Union Pacific Corp.	56,093	15,257
Siemens AG	37,404	12,019
Volvo AB, Class B	347,416	11,811
TransDigm Group, Inc.	8,716	11,610
Carrier Global Corp.	142,669	10,465
United Rentals, Inc.	7,832	8,873
Rolls-Royce Holdings PLC	423,127	8,124
Siemens Energy AG	38,892	7,371
Marubeni Corp.	247,419	7,205
Safran SA	18,163	7,181
Techtronic Industries Co., Ltd.	407,000	6,795
Leonardo SpA	124,276	6,664
Prysmian SpA	36,680	6,162
Ryanair Holdings PLC (ADR)	93,811	6,074
Ingersoll-Rand, Inc.	70,555	5,785

American Funds Insurance Series	62

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.	75,321	$5,243
Lockheed Martin Corp.	9,764	4,974
Deutsche Post AG	80,630	4,893
Hitachi, Ltd.	162,900	4,527
Mitsui & Co., Ltd.	147,800	4,116
Compagnie de Saint-Gobain SA, non-registered shares	44,821	4,058
Adani Ports & Special Economic Zone, Ltd.	188,693	3,630
Parker-Hannifin Corp.	3,275	3,203
Comfort Systems USA, Inc.	1,616	3,203
Bouygues SA	57,089	3,185
L3Harris Technologies, Inc.	9,996	2,905
Weir Group PLC (The)	89,475	2,855
International Consolidated Airlines Group SA (CDI)	446,853	2,835
Sieyuan Electric Co., Ltd., Class A	109,600	2,809
RELX PLC	88,624	2,791
Melrose Industries PLC	432,809	2,729
Hanwha Aerospace Co., Ltd.	3,961	2,551
Bureau Veritas SA	80,457	2,465
Vestas Wind Systems AS	86,267	2,437
Weichai Power Co., Ltd., Class A	320,700	1,301
Weichai Power Co., Ltd., Class H	236,000	1,037
MTU Aero Engines AG	5,375	2,236
Saab AB, Class B	37,205	1,930
CK Hutchison Holdings, Ltd.	216,500	1,840
Rocket Lab Corp. (a)	14,827	1,507
Crane Co.	5,519	1,231
Core & Main, Inc., Class A (a)	24,461	1,180
ITOCHU Corp.	101,700	1,169
Boeing Co. (The) (a)	5,301	1,148
Legrand SA	6,222	1,050
Diploma PLC	10,450	989
PACCAR, Inc.	6,356	764
ATI, Inc. (a)	3,092	609
Rheinmetall AG, non-registered shares	452	512
FedEx Corp.	1,469	460
FedEx Freight Holding Co., Inc. (a)	734	111
GE Vernova, Inc.	— (b)	— (b)
		305,532

Financials 10.39%
UniCredit SpA	132,086	11,817
Citigroup, Inc.	76,101	10,651
JPMorgan Chase & Co.	28,246	9,246
BPER Banca SpA	582,293	9,140
Aviva PLC	1,009,895	8,714
HSBC Holdings PLC (HKD denominated)	449,600	8,547
Bank of America Corp.	145,103	8,268
Progressive Corp.	34,534	7,544
ING Groep NV	227,810	7,207
Mizuho Financial Group, Inc.	137,900	6,622
Nu Holdings, Ltd., Class A (a)	479,299	6,403
Galaxy Digital, Inc., Class A (a)(c)	153,894	4,208
Galaxy Digital, Inc., Class A (a)	62,958	1,721
Zurich Insurance Group AG	7,430	5,487
BlackRock, Inc.	5,516	5,304
Visa, Inc., Class A	14,955	5,131
NatWest Group PLC	579,979	5,112
Arthur J. Gallagher & Co.	21,487	4,933
Chubb, Ltd.	14,455	4,925
Munchener Ruckversicherungs-Gesellschaft AG	8,781	4,902

63	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
AIA Group, Ltd.	530,669	$4,867
Banco Bilbao Vizcaya Argentaria SA	190,272	4,773
BNP Paribas SA	37,347	4,365
Erste Group Bank AG	32,330	4,331
Apollo Asset Management, Inc.	35,489	4,199
Mastercard, Inc., Class A	7,676	3,942
KB Financial Group, Inc.	38,145	3,923
Blackstone, Inc.	32,628	3,839
Svenska Handelsbanken AB, Class A	229,766	3,381
Japan Post Bank Co., Ltd.	177,500	3,381
FinecoBank SpA	131,783	3,306
Saudi National Bank (The)	317,582	3,270
DBS Group Holdings, Ltd.	62,400	3,153
IG Group Holdings PLC	120,849	2,900
Wells Fargo & Co.	33,615	2,778
Danske Bank AS	50,603	2,715
Credicorp, Ltd.	6,761	2,634
MS&AD Insurance Group Holdings, Inc.	98,600	2,575
Marsh & McLennan Cos., Inc.	15,109	2,518
Shinhan Financial Group Co., Ltd.	32,882	2,038
Aon PLC, Class A	6,115	2,028
B3 SA - Brasil, Bolsa, Balcao	698,114	1,965
Banco Comercial Portugues, SA	1,616,523	1,914
American Express Co.	5,240	1,772
3i Group PLC	50,140	1,655
Intact Financial Corp.	7,877	1,626
National Bank of Canada	9,589	1,514
Allianz SE	3,044	1,441
American International Group, Inc.	18,281	1,363
Brown & Brown, Inc.	21,145	1,356
Partners Group Holding AG	1,457	1,193
Tokio Marine Holdings, Inc.	25,700	1,138
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,500	1,089
HDFC Bank, Ltd.	62,692	530
HDFC Bank, Ltd. (ADR)	17,258	446
Banco Santander SA	58,211	805
Israel Discount Bank, Ltd., Class A	68,760	682
LPL Financial Holdings, Inc.	2,038	574
Abu Dhabi Commercial Bank PJSC	132,339	523
Sumitomo Mitsui Financial Group, Inc.	8,100	317
Banco BPM SpA	16,674	288
Samsung Life Insurance Co., Ltd.	306	80
Sberbank of Russia PJSC (d)	3,196,952	— (b)
		229,069

Communication services 8.74%
Alphabet, Inc., Class A	130,741	46,723
Alphabet, Inc., Class C	124,870	44,120
Meta Platforms, Inc., Class A	49,806	28,055
SoftBank Group Corp.	668,168	25,068
Singapore Telecommunications, Ltd.	2,722,163	9,328
Netflix, Inc. (a)	97,053	6,930
Orange	307,527	5,801
NetEase, Inc.	205,400	5,287
Tencent Holdings, Ltd.	85,600	4,717
Space Exploration Technologies Corp., Class A (a)(e)	23,900	4,083
Publicis Groupe SA	33,084	3,270
Omnicom Group, Inc.	38,481	2,803
Comcast Corp., Class A	101,412	2,490
Bharti Airtel, Ltd.	91,322	1,790

American Funds Insurance Series	64

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	84,101	$1,741
Advanced Info Service PCL, foreign registered shares	43,100	478
Versant Media Group, Inc., Class A	— (b)	— (b)
		192,684

Health care 7.05%
Eli Lilly and Co.	32,088	38,487
Novo Nordisk AS, Class B	365,063	17,514
Vertex Pharmaceuticals, Inc. (a)	32,682	16,234
Johnson & Johnson	40,443	10,271
Abbott Laboratories	77,668	7,048
Gilead Sciences, Inc.	55,344	6,992
UnitedHealth Group, Inc.	15,517	6,449
AstraZeneca PLC (GBP denominated)	33,655	6,296
Takeda Pharmaceutical Co., Ltd.	184,300	5,819
Stryker Corp.	17,968	5,657
AbbVie, Inc.	20,563	5,175
Sanofi	51,831	4,429
Amgen, Inc.	12,096	4,380
Thermo Fisher Scientific, Inc.	8,453	4,238
Molina Healthcare, Inc. (a)	10,980	2,511
EssilorLuxottica SA	11,261	2,113
BioMarin Pharmaceutical, Inc. (a)	35,619	2,038
Medtronic PLC	24,360	1,906
Medline, Inc., Class A (a)	48,036	1,895
Argenx SE, non-registered shares (a)	1,864	1,729
WuXi AppTec Co., Ltd., Class H	68,500	1,347
Danaher Corp.	6,996	1,333
Fresenius SE & Co. KGaA	11,068	505
Boston Scientific Corp. (a)	9,698	414
Insulet Corp. (a)	2,281	347
Alnylam Pharmaceuticals, Inc. (a)	1,101	331
GE HealthCare Technologies, Inc.	— (b)	— (b)
		155,458

Materials 6.86%
Vale SA, ordinary nominative shares	1,754,722	26,472
Vale SA (ADR), ordinary nominative shares	258,934	3,895
Freeport-McMoRan, Inc.	341,509	21,478
First Quantum Minerals, Ltd. (a)	346,898	9,476
Linde PLC	18,197	9,443
Anglo American PLC	162,264	7,947
Air Products and Chemicals, Inc.	26,611	7,802
Glencore PLC	952,397	6,496
Southern Copper Corp.	34,802	6,065
Eldorado Gold Corp. (CAD denominated)	148,010	4,607
Eldorado Gold Corp.	35,737	1,111
Ivanhoe Mines, Ltd., Class A (a)	598,704	4,690
Smurfit Westrock PLC	87,666	4,055
Heidelberg Materials AG, non-registered shares	20,896	3,986
Anglogold Ashanti PLC	46,315	3,746
Rio Tinto PLC	38,975	3,686
Grupo Mexico, SAB de CV, Series B	238,517	2,704
Corteva, Inc.	30,855	2,613
Agnico Eagle Mines, Ltd. (CAD denominated)	16,033	2,491
Lundin Mining Corp.	92,188	2,246
Franco-Nevada Corp.	9,405	1,960
Antofagasta PLC	37,890	1,924
CRH PLC	15,651	1,675

65	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Shin-Etsu Chemical Co., Ltd.	37,400	$1,631
BASF SE	29,634	1,584
Akzo Nobel NV	21,899	1,485
Lynas Rare Earths, Ltd. (a)	116,397	1,459
Air Liquide SA	7,358	1,457
LyondellBasell Industries NV	21,524	1,133
Zijin Mining Group Co., Ltd., Class A	197,100	732
China Hongqiao Group, Ltd., Class H	190,000	488
OR Royalties, Inc.	13,125	416
Mitsui Kinzoku Co., Ltd.	1,200	321
		151,274

Consumer discretionary 6.83%
Amazon.com, Inc. (a)	182,367	43,465
Tesla, Inc. (a)	41,312	17,376
Compagnie Financiere Richemont SA, Class A	53,733	12,469
Carvana Co., Class A (a)	140,714	9,262
Industria de Diseno Textil SA	140,957	8,884
MercadoLibre, Inc. (a)	4,276	7,258
Royal Caribbean Cruises, Ltd.	21,957	6,972
Home Depot, Inc.	13,245	4,671
Starbucks Corp.	45,070	4,606
Compagnie Generale des Etablissements Michelin	110,102	4,253
Trip.com Group, Ltd. (ADR) (a)	74,423	2,965
Trip.com Group, Ltd. (a)	32,436	1,288
LVMH Moet Hennessy-Louis Vuitton SE	7,188	3,980
Moncler SpA	47,676	2,766
D.R. Horton, Inc.	15,946	2,597
Midea Group Co., Ltd., Class A	169,400	1,885
Compass Group PLC	56,048	1,811
Booking Holdings, Inc.	8,950	1,595
Flutter Entertainment PLC (a)	14,827	1,515
Fast Retailing Co., Ltd.	2,900	1,483
McDonald’s Corp.	5,089	1,376
Aristocrat Leisure, Ltd.	31,803	1,355
Suzuki Motor Corp.	105,800	1,274
Accor SA	18,196	1,058
Shimano, Inc.	8,600	919
Kering SA	2,654	755
Zensho Holdings Co., Ltd.	15,000	744
Dollarama, Inc.	4,772	631
NEXT PLC	2,981	575
NIKE, Inc., Class B	11,120	456
Vinted, Ltd. (a)(c)(d)	4,978	447
		150,691

Consumer staples 4.69%
Philip Morris International, Inc.	265,345	48,004
British American Tobacco PLC	248,083	15,301
Nestle SA	129,218	13,270
Imperial Brands PLC	249,748	9,234
Sysco Corp.	34,046	2,846
JBS NV (BDR)	219,305	2,585
Bunge Global SA	21,333	2,277
Ocado Group PLC (a)	765,124	1,819
Danone SA	20,047	1,644
Coca-Cola Co.	16,932	1,376
US Foods Holding Corp. (a)	13,454	1,376
Constellation Brands, Inc., Class A	9,701	1,349

American Funds Insurance Series	66

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
WH Group, Ltd.	833,500	$884
Kweichow Moutai Co., Ltd., Class A	3,600	628
Mondelez International, Inc., Class A	8,433	488
Altria Group, Inc.	3,771	271
Coca-Cola HBC AG (CDI)	2,596	169
		103,521

Energy 3.85%
Canadian Natural Resources, Ltd. (CAD denominated)	458,124	18,128
Cameco Corp. (CAD denominated)	114,153	11,635
Cameco Corp.	43,885	4,470
EOG Resources, Inc.	111,166	14,422
Shell PLC (GBP denominated)	342,364	13,261
Shell PLC (EUR denominated)	12,196	471
Neste OYJ	156,889	5,100
Baker Hughes Co., Class A	76,191	4,229
BP PLC	609,439	3,751
TC Energy Corp. (CAD denominated)	56,272	3,726
Exxon Mobil Corp.	20,819	2,846
Expand Energy Corp.	23,665	2,158
ADNOC Drilling Co. PJSC	325,508	509
Ovintiv, Inc.	6,127	323
		85,029

Utilities 3.50%
Engie SA	670,207	21,133
Engie SA, bonus shares	41,586	1,311
Dominion Energy, Inc.	122,232	8,347
Xcel Energy, Inc.	102,861	8,260
Pinnacle West Capital Corp.	71,494	7,650
Southern Co. (The)	75,149	7,193
Iberdrola SA, non-registered shares	220,701	5,508
National Grid PLC	295,859	4,898
E.ON SE	138,373	2,855
Duke Energy Corp.	20,553	2,602
DTE Energy Co.	12,016	1,831
NextEra Energy, Inc.	20,722	1,819
Constellation Energy Corp.	6,806	1,690
Exelon Corp.	31,044	1,447
SSE PLC	21,466	694
		77,238

Real estate 0.78%
Prologis, Inc. REIT	49,010	6,639
China Resources Mixc Lifestyle Services, Ltd.	819,600	3,845
Ventas, Inc. REIT	21,168	1,880
Mitsubishi Estate Co., Ltd.	70,700	1,800
UDR, Inc. REIT	34,173	1,364
Goodman Logistics (HK), Ltd. REIT	61,586	1,335
China Resources Land, Ltd.	36,000	138
Simon Property Group, Inc. REIT	587	131
		17,132
Total common stocks (cost: $1,126,263,000)		2,100,802

67	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Preferred securities 0.63%	Shares	Value (000)
Financials 0.52%
Itau Unibanco Holding SA, preferred nominative shares	821,772	$6,715
Itau Unibanco Holding SA (ADR), preferred nominative shares	258,264	2,110
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	1,946
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	697
		11,468

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	7,713	1,080
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	1,121	660
		1,740

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	3,992	359
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	2,174	195
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	1,201	108
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	455	41
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	373	34
		737
Total preferred securities (cost: $13,400,000)		13,945
Convertible stocks 0.78%
Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	107,566	5,474
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	96,334	4,846

Information technology 0.31%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	151,009	6,788
Total convertible stocks (cost: $18,059,000)		17,108
Bonds, notes & other debt instruments 0.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	628
Brazil (Federative Republic of) 10.00% 1/1/2031	23,000	3,876
		4,504
Total bonds, notes & other debt instruments (cost: $4,619,000)		4,504
Short-term securities 3.32%	Shares
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)(g)	732,595	73,252
Total short-term securities (cost: $73,253,000)		73,252
Total investment securities 100.18% (cost: $1,235,594,000)		2,209,611
Other assets less liabilities (0.18)%		(3,939)
Net assets 100.00%		$2,205,672

American Funds Insurance Series	68

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.32%
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)	$26,204	$187,736	$140,684	$1	$(5)	$73,252	$884
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$4,208	0.19%
Vinted, Ltd. (a)(d)	4/20/2026	417	447	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(d)	4/20/2026	335	359	0.02
Vinted, Ltd., Class C, preferred shares (a)(d)	4/20/2026	182	195	0.01
Vinted, Ltd., Class E, preferred shares (a)(d)	4/20/2026	101	108	— (h)
Vinted, Ltd., Class B, preferred shares (a)(d)	4/20/2026	38	41	— (h)
Vinted, Ltd., Class F, preferred shares (a)(d)	4/20/2026	31	34	— (h)
Anthropic, PBC, Class H, preferred shares (a)(d)	5/28/2026	660	660	0.03
Total		$7,304	$6,052	0.27%

(a)	Non-income producing.
(b)	Amount less than one thousand.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

69	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 97.15%	Shares	Value (000)
Information technology 36.02%
NVIDIA Corp.	15,317,913	$3,064,961
Broadcom, Inc.	6,650,461	2,512,212
Microsoft Corp.	6,394,077	2,385,118
Applied Materials, Inc.	2,105,485	1,522,266
Taiwan Semiconductor Manufacturing Co., Ltd.	15,220,580	1,168,768
Apple, Inc.	3,525,181	1,020,046
Cisco Systems, Inc.	7,417,765	871,291
Seagate Technology Holdings PLC	872,636	842,094
Entegris, Inc.	3,114,310	560,140
Amphenol Corp., Class A	3,011,067	530,911
Corning, Inc.	1,609,163	411,028
KLA Corp.	1,044,990	315,284
Arista Networks, Inc. (a)	1,536,701	261,055
Intel Corp. (a)	1,800,601	251,418
ASML Holding NV	68,333	135,521
Salesforce, Inc.	808,792	126,705
Accenture PLC, Class A	888,876	110,612
Cognizant Technology Solutions Corp., Class A	2,562,701	99,253
Oracle Corp.	612,712	89,793
Fair Isaac Corp. (a)	69,861	83,468
Marvell Technology, Inc.	252,747	75,291
AppLovin Corp., Class A (a)	100,786	51,928
Micron Technology, Inc.	43,211	49,878
Lattice Semiconductor Corp. (a)	64,331	9,840
		16,548,881

Industrials 11.03%
RTX Corp.	3,891,439	738,323
Carrier Global Corp.	8,352,699	612,670
General Electric Co.	1,446,580	540,630
Uber Technologies, Inc. (a)	6,932,508	500,250
Automatic Data Processing, Inc.	1,559,898	349,339
XPO, Inc. (a)	1,695,007	347,968
GFL Environmental, Inc., subordinate voting shares	9,288,588	341,727
Ingersoll-Rand, Inc.	2,950,214	241,888
TransDigm Group, Inc.	149,304	198,879
Airbus SE, non-registered shares	884,404	196,848
Union Pacific Corp.	722,668	196,566
Rolls-Royce Holdings PLC	7,997,595	153,555
Caterpillar, Inc.	120,273	128,079
Watsco, Inc.	236,084	98,383
CSX Corp.	1,750,500	83,201
United Rentals, Inc.	54,661	61,925
APi Group Corp. (a)	1,376,246	58,284
Honeywell International, Inc.	249,683	55,904
Honeywell Aerospace Inc. (a)	249,683	55,200
Builders FirstSource, Inc. (a)	516,495	46,216
Northrop Grumman Corp.	75,363	38,383
Boeing Co. (The) (a)	114,449	24,775
		5,068,993

Communication services 9.74%
Alphabet, Inc., Class A	4,867,081	1,739,349
Alphabet, Inc., Class C	1,754,057	619,761
Meta Platforms, Inc., Class A	2,613,642	1,472,238

American Funds Insurance Series	70

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	6,939,023	$495,446
Comcast Corp., Class A	5,858,114	143,817
Space Exploration Technologies Corp., Class A (a)(b)	20,400	3,486
		4,474,097

Consumer discretionary 9.66%
Amazon.com, Inc. (a)	8,844,436	2,107,983
Starbucks Corp.	7,547,089	771,237
Royal Caribbean Cruises, Ltd.	1,998,925	634,719
Viking Holdings, Ltd. (a)	2,765,779	289,494
Home Depot, Inc.	673,891	237,668
Tesla, Inc. (a)	286,215	120,382
DoorDash, Inc., Class A (a)	639,814	118,065
Booking Holdings, Inc.	466,761	83,195
Carvana Co., Class A (a)	1,175,535	77,374
		4,440,117

Health care 9.43%
Eli Lilly and Co.	1,480,151	1,775,337
Vertex Pharmaceuticals, Inc. (a)	1,464,610	727,516
UnitedHealth Group, Inc.	1,116,199	463,926
CVS Health Corp.	4,034,173	417,335
Abbott Laboratories	1,797,011	163,061
AbbVie, Inc.	642,011	161,556
Thermo Fisher Scientific, Inc.	250,288	125,484
Alnylam Pharmaceuticals, Inc. (a)	341,194	102,710
Cigna Group (The)	320,014	88,221
Amgen, Inc.	197,586	71,550
Medline, Inc., Class A (a)	1,397,222	55,106
Gilead Sciences, Inc.	430,961	54,448
Cencora, Inc.	182,294	51,586
Danaher Corp.	229,459	43,707
Intuitive Surgical, Inc. (a)	78,535	31,232
		4,332,775

Financials 8.55%
JPMorgan Chase & Co.	1,860,226	608,908
Mastercard, Inc., Class A	1,096,149	562,982
BlackRock, Inc.	564,702	542,995
Wells Fargo & Co.	6,367,183	526,184
Progressive Corp.	1,708,526	373,227
Goldman Sachs Group, Inc.	198,824	201,085
U.S. Bancorp	3,254,463	196,570
Marsh & McLennan Cos., Inc.	953,815	158,972
Apollo Asset Management, Inc.	1,174,388	138,942
Morgan Stanley	661,928	138,369
Visa, Inc., Class A	382,043	131,075
Fidelity National Information Services, Inc.	3,309,862	128,687
CME Group, Inc., Class A	316,985	70,000
Chubb, Ltd.	163,091	55,572
Blackstone, Inc.	388,677	45,736
Arthur J. Gallagher & Co.	180,193	41,367
KKR & Co., Inc.	95,560	8,770
		3,929,441

Consumer staples 3.30%
British American Tobacco PLC	11,860,957	731,562

71	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Philip Morris International, Inc.	1,773,400	$320,826
Imperial Brands PLC	5,632,889	208,270
Mondelez International, Inc., Class A	2,484,083	143,679
Coca-Cola Co.	747,312	60,734
Procter & Gamble Co.	229,991	33,726
Altria Group, Inc.	210,350	15,135
		1,513,932

Energy 3.05%
Baker Hughes Co., Class A	6,812,486	378,093
Canadian Natural Resources, Ltd. (CAD denominated)	9,294,057	367,765
Canadian Natural Resources, Ltd.	169,835	6,708
TC Energy Corp. (b)	4,229,755	280,390
ONEOK, Inc.	1,218,522	105,938
Exxon Mobil Corp.	757,201	103,525
Expand Energy Corp.	935,202	85,281
Ovintiv, Inc.	785,825	41,374
EOG Resources, Inc.	256,200	33,237
		1,402,311

Utilities 2.88%
CenterPoint Energy, Inc.	7,028,737	309,546
Dominion Energy, Inc.	3,842,641	262,414
Xcel Energy, Inc.	2,980,851	239,362
Entergy Corp.	1,411,202	162,091
NextEra Energy, Inc.	1,680,867	147,530
Constellation Energy Corp.	438,495	108,909
Pinnacle West Capital Corp.	439,510	47,027
PG&E Corp.	2,706,532	45,524
		1,322,403

Materials 2.80%
Linde PLC	1,269,674	658,884
Air Products and Chemicals, Inc.	933,136	273,577
International Paper Co.	6,403,770	243,984
Royal Gold, Inc.	288,172	57,522
Freeport-McMoRan, Inc.	819,796	51,557
		1,285,524

Real estate 0.69%
Welltower, Inc. REIT	786,922	178,608
Prologis, Inc. REIT	1,018,724	138,006
		316,614
Total common stocks (cost: $22,770,035,000)		44,635,088
Convertible stocks 0.02%
Industrials 0.02%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	136,770	9,205
Total convertible stocks (cost: $9,872,000)		9,205

American Funds Insurance Series	72

Growth-Income Fund (continued)
Short-term securities 2.98%	Shares	Value (000)
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)(d)	13,711,643	$1,371,027
Total short-term securities (cost: $1,371,017,000)		1,371,027
Total investment securities 100.15% (cost: $24,150,924,000)		46,015,320
Other assets less liabilities (0.15)%		(71,123)
Net assets 100.00%		$45,944,197
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (e)	$371,066	$—	$383,384	$70,753	$(58,435)	$—	$—
Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)	1,122,736	3,751,648	3,503,184	(12)	(161)	1,371,027	20,267
Total 2.98%				$70,741	$(58,596)	$1,371,027	$20,267

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

73	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.57%	Shares	Value (000)
Information technology 20.72%
Taiwan Semiconductor Manufacturing Co., Ltd.	344,000	$26,415
ASML Holding NV	7,495	14,864
SK hynix, Inc.	6,440	11,362
MediaTek, Inc.	82,000	11,197
Samsung Electronics Co., Ltd.	49,811	10,890
ASMPT, Ltd.	92,200	2,845
Tokyo Electron, Ltd.	5,800	2,805
Kioxia Holdings Corp. (a)	4,800	2,725
Broadcom, Inc.	6,791	2,565
SAP SE	13,446	2,059
Lenovo Group, Ltd.	374,000	1,117
Dassault Systemes SE	38,893	792
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	6,166	706
Baidu, Inc., Class A (a)	48,000	684
Nokia Corp.	41,920	555
Fujitsu, Ltd.	26,500	529
OBIC Co., Ltd.	19,200	450
Jentech Precision Industrial Co., Ltd.	4,000	435
Bechtle AG, non-registered shares	11,647	412
eMemory Technology, Inc.	3,000	278
Delta Electronics, Inc.	4,000	248
		93,933

Financials 18.63%
UniCredit SpA	65,516	5,862
DBS Group Holdings, Ltd.	83,524	4,220
CaixaBank SA, non-registered shares	271,700	3,856
HSBC Holdings PLC (GBP denominated)	145,723	2,768
HSBC Holdings PLC (HKD denominated)	52,400	996
BNP Paribas SA	28,494	3,330
Skandinaviska Enskilda Banken AB, Class A	145,688	2,900
Banco Bilbao Vizcaya Argentaria SA	105,984	2,659
KB Financial Group, Inc.	23,627	2,430
Societe Generale	25,833	2,287
Japan Post Bank Co., Ltd.	119,847	2,283
Prudential PLC	145,804	1,942
Aviva PLC	211,333	1,823
PICC Property and Casualty Co., Ltd., Class H	980,000	1,798
NatWest Group PLC	196,601	1,733
AIA Group, Ltd.	181,800	1,667
Resona Holdings, Inc.	126,300	1,647
Euronext NV	10,069	1,611
Credicorp, Ltd.	4,057	1,581
Deutsche Boerse AG	5,612	1,531
MS&AD Insurance Group Holdings, Inc.	58,100	1,517
Axis Bank, Ltd.	104,403	1,494
Banco Santander SA	103,374	1,430
Saudi National Bank (The)	136,150	1,402
Bank Hapoalim BM	60,056	1,385
Canadian Imperial Bank of Commerce (CAD denominated)	9,573	1,102
Canadian Imperial Bank of Commerce	2,320	267
AXA SA	27,048	1,356
Standard Chartered PLC (HKD denominated)	24,600	669
Standard Chartered PLC (GBP denominated)	24,626	667
Bank Leumi le-Israel BM	56,359	1,261
T&D Holdings, Inc.	40,500	1,200
Tokio Marine Holdings, Inc.	24,300	1,076
Abu Dhabi Commercial Bank PJSC	270,188	1,068
Abu Dhabi Islamic Bank PJSC	182,646	1,027
Erste Group Bank AG	6,995	937

American Funds Insurance Series	74

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hiscox, Ltd.	36,968	$906
Mizuho Financial Group, Inc.	18,700	898
Poste Italiane SpA	26,523	868
Hana Financial Group, Inc.	11,529	854
Plus500, Ltd.	12,896	819
Munchener Ruckversicherungs-Gesellschaft AG	1,366	763
Kotak Mahindra Bank, Ltd.	177,448	737
Allianz SE	1,517	718
Tryg A/S	29,266	666
Zurich Insurance Group AG	863	637
London Stock Exchange Group PLC	5,827	631
ING Groep NV	19,440	615
Grupo Financiero Banorte, SAB de CV, Series O	55,732	588
XP, Inc., Class A	33,859	551
Etoro Group, Ltd., Class A (a)	13,573	536
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	853,000	512
Great-West Lifeco, Inc.	7,967	508
Bank Mandiri (Persero) Tbk PT	2,290,600	495
Brookfield Corp., Class A (CAD denominated)	11,472	489
Banca Generali SpA	5,950	443
Macquarie Group, Ltd.	2,432	423
Shinhan Financial Group Co., Ltd.	6,552	406
BAWAG Group AG	2,019	405
ICICI Bank, Ltd.	26,557	387
FirstRand, Ltd.	62,574	371
3i Group PLC	10,779	356
Royal Bank of Canada	1,529	317
Grupo Financiero Inbursa, SAB de CV	131,638	313
HDFC Bank, Ltd.	35,169	297
Hong Kong Exchanges and Clearing, Ltd.	6,300	293
Banco BTG Pactual SA, units	27,500	288
PKO Bank Polski SA, Class C	7,859	216
Shriram Finance, Ltd.	15,764	176
Medibank Private, Ltd.	34,548	119
CVC Capital Partners PLC	6,563	95
Sberbank of Russia PJSC (b)	476,388	— (c)
		84,478

Industrials 13.98%
BAE Systems PLC	266,987	6,532
Airbus SE, non-registered shares	21,480	4,781
Ryanair Holdings PLC (ADR)	71,018	4,598
Siemens AG	10,774	3,462
Deutsche Post AG	42,788	2,596
Recruit Holdings Co., Ltd.	34,700	2,415
Safran SA	5,790	2,289
Hitachi, Ltd.	71,500	1,987
Bombardier, Inc., Class B (a)	7,825	1,802
Singapore Technologies Engineering, Ltd.	211,600	1,707
Rolls-Royce Holdings PLC	86,922	1,669
Diploma PLC	16,718	1,582
VAT Group AG	1,802	1,576
Mitsubishi Electric Corp.	41,500	1,522
DSV A/S	5,782	1,373
International Consolidated Airlines Group SA (CDI)	213,452	1,354
ITOCHU Corp.	110,300	1,268
Techtronic Industries Co., Ltd.	74,500	1,244
Copa Holdings SA, Class A	7,251	1,128
ABB, Ltd.	10,383	1,127
Schneider Electric SE	3,407	1,118

75	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Komatsu, Ltd.	26,900	$1,053
SPIE SA	16,098	928
Alliance Global Group, Inc.	6,712,500	876
Deutsche Lufthansa AG	75,650	866
RELX PLC	26,426	832
Mitsui & Co., Ltd.	27,900	777
SMC Corp.	1,700	756
Contemporary Amperex Technology Co., Ltd., Class A	12,600	733
Compagnie de Saint-Gobain SA, non-registered shares	7,979	722
Hanwha Aerospace Co., Ltd.	1,114	718
Kingspan Group PLC	6,915	633
Fujikura, Ltd.	15,600	606
Adani Ports & Special Economic Zone, Ltd.	31,037	597
Daikin Industries, Ltd.	3,800	577
Caterpillar, Inc.	524	558
Kubota Corp.	33,200	556
International Container Terminal Services, Inc.	26,360	385
Weir Group PLC (The)	11,772	376
Taisei Corp.	4,000	355
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	319
ASSA ABLOY AB, Class B	8,938	316
Full Truck Alliance Co., Ltd., Class A (ADR)	36,623	297
Leonardo SpA	5,420	291
LG Corp.	4,314	272
Vinci SA	1,848	270
Ebara Corp.	6,200	243
Metso Corp.	13,180	229
SGH, Ltd.	6,284	204
IHI Corp.	10,000	169
Volvo AB, Class B	4,824	164
Larsen & Toubro, Ltd.	3,684	162
Amada Co., Ltd.	6,900	127
Ayala Corp.	15,560	106
Babcock International Group PLC	7,840	99
Wolters Kluwer NV	1,344	87
		63,389

Materials 7.30%
Glencore PLC	587,690	4,008
Vale SA (ADR), ordinary nominative shares	153,008	2,301
Vale SA, ordinary nominative shares	65,758	992
Barrick Mining Corp.	84,448	3,102
BASF SE	57,573	3,078
Heidelberg Materials AG, non-registered shares	8,400	1,602
Amcor PLC	23,987	1,040
Amcor PLC (CDI)	12,681	548
Valterra Platinum, Ltd. (ZAR denominated)	20,803	1,395
Valterra Platinum, Ltd. (GBP denominated)	2,492	168
Nutrien, Ltd. (CAD denominated)	17,484	1,102
Nutrien, Ltd.	6,805	428
Grupo Mexico, SAB de CV, Series B	96,749	1,097
Mitsubishi Chemical Group Corp.	147,200	1,023
Mitsui Kinzoku Co., Ltd.	3,800	1,018
Linde PLC	1,849	959
Agnico Eagle Mines, Ltd. (CAD denominated)	6,105	949
Norsk Hydro ASA	104,911	946
Southern Copper Corp.	4,107	716
Freeport-McMoRan, Inc.	10,722	674
Pan American Silver Corp.	14,714	659
Holcim, Ltd.	6,636	601

American Funds Insurance Series	76

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anhui Conch Cement Co., Ltd., Class H	257,500	$552
KGHM Polska Miedz SA	5,827	514
Antofagasta PLC	9,183	466
Aura Minerals, Inc.	7,166	451
ArcelorMittal SA	7,425	446
Saudi Basic Industries Corp., non-registered shares	30,469	418
Baoshan Iron & Steel Co., Ltd., Class A	517,500	415
LG Chem, Ltd.	2,192	398
Fortescue, Ltd.	23,214	309
Air Liquide SA	1,237	245
Impala Platinum Holdings, Ltd.	21,274	222
Shin-Etsu Chemical Co., Ltd.	4,600	201
CEMEX, SAB de CV (ADR)	6,400	77
Alrosa PJSC (a)(b)	53,607	— (c)
		33,120

Consumer discretionary 7.06%
Industria de Diseno Textil SA	79,935	5,038
Trip.com Group, Ltd. (ADR) (a)	52,918	2,109
Trip.com Group, Ltd. (a)	9,800	389
Prosus NV, Class N	46,160	2,006
Compagnie Financiere Richemont SA, Class A	8,275	1,920
Renault SA	64,163	1,841
Compagnie Generale des Etablissements Michelin	46,735	1,805
H World Group, Ltd. (ADR)	39,855	1,663
Panasonic Holdings Corp.	56,773	1,594
LVMH Moet Hennessy-Louis Vuitton SE	2,696	1,493
MGM China Holdings, Ltd.	1,128,000	1,463
Nitori Holdings Co., Ltd.	88,400	1,314
Moncler SpA	18,902	1,097
Fuyao Glass Industry Group Co., Ltd., Class A	140,700	1,048
ANTA Sports Products, Ltd.	95,800	870
Entain PLC	109,687	814
Li Ning Co., Ltd.	293,000	552
Paltac Corp.	12,300	504
InterContinental Hotels Group PLC	2,880	497
Amadeus IT Group SA, Class A, non-registered shares	8,383	481
Games Workshop Group PLC	1,453	417
Shenzhou International Group Holdings, Ltd.	79,800	402
Dixon Technologies (India), Ltd.	3,139	398
Hyundai Motor Co.	1,220	393
Amber Enterprises India, Ltd. (a)	4,290	344
Ryohin Keikaku Co., Ltd.	14,800	323
Galaxy Entertainment Group, Ltd.	75,361	284
Aristocrat Leisure, Ltd.	5,024	214
B&M European Value Retail PLC	70,883	183
Vinted, Ltd. (a)(b)(d)	1,936	174
ASICS Corp.	4,300	117
Meituan, Class B (a)	12,900	114
Berkeley Group Holdings PLC (a)	2,134	99
Sumitomo Electric Industries, Ltd.	3,600	66
		32,026

Consumer staples 6.69%
British American Tobacco PLC	81,441	5,023
Philip Morris International, Inc.	22,235	4,023
KT&G Corp.	35,028	3,842
Nestle SA	29,110	2,989
Carlsberg A/S, Class B	15,661	2,055

77	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	4,483	$1,967
Carrefour SA, non-registered shares	87,136	1,619
Imperial Brands PLC	42,665	1,577
Arca Continental, SAB de CV	122,582	1,469
Danone SA	14,247	1,168
Diageo PLC	57,781	1,161
Anheuser-Busch InBev SA/NV	13,483	1,112
Ajinomoto Co., Inc.	29,100	1,059
Yamazaki Baking Co., Ltd.	23,800	469
United Spirits, Ltd.	27,919	399
Shiseido Co., Ltd.	23,500	380
		30,312

Health care 5.49%
AstraZeneca PLC (GBP denominated)	43,176	8,077
Novo Nordisk AS, Class B	79,513	3,815
Roche Holding AG, nonvoting shares	7,914	3,258
Sanofi	37,202	3,179
EssilorLuxottica SA	6,491	1,218
Takeda Pharmaceutical Co., Ltd.	30,500	963
Siemens Healthineers AG	21,369	835
Grifols SA, Class B (ADR)	111,869	792
Chugai Pharmaceutical Co., Ltd.	14,300	662
Haleon PLC	108,528	501
Max Healthcare Institute, Ltd.	40,315	484
Genus PLC	12,043	343
Fresenius SE & Co. KGaA	7,126	325
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	36,800	272
Rede D’Or Sao Luiz SA	21,041	142
Euroapi SA (a)	1,412	2
		24,868

Communication services 5.11%
Orange	168,511	3,178
Singapore Telecommunications, Ltd.	914,200	3,133
Koninklijke KPN NV	626,643	3,109
BT Group PLC	1,012,239	2,553
NetEase, Inc.	42,600	1,097
NetEase, Inc. (ADR)	7,565	969
Tencent Holdings, Ltd.	34,000	1,874
Bharti Airtel, Ltd.	61,894	1,213
MTN Group, Ltd.	86,352	1,202
Advanced Info Service PCL, foreign registered shares	75,600	839
Nippon Television Holdings, Inc.	40,500	696
America Movil, SAB de CV, Class B (ADR)	26,622	692
Swisscom AG	770	594
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	429
Publicis Groupe SA	4,169	412
KT Corp. (ADR)	19,450	336
HYBE Co., Ltd.	2,516	314
Millicom International Cellular SA	3,345	303
Nintendo Co., Ltd.	5,500	231
		23,174

Energy 4.51%
TotalEnergies SE (EUR denominated)	98,304	7,636
Cameco Corp. (CAD denominated)	23,672	2,413
Cenovus Energy, Inc. (CAD denominated)	84,696	2,101

American Funds Insurance Series	78

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,315	$306
Canadian Natural Resources, Ltd. (CAD denominated)	57,831	2,288
Shell PLC (GBP denominated)	35,189	1,363
Tourmaline Oil Corp.	29,093	1,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	43,469	703
Gaztransport & Technigaz SA	2,914	617
SLB, Ltd.	12,631	587
BP PLC	74,995	462
Adnoc Gas PLC	387,754	363
TC Energy Corp. (CAD denominated)	4,877	323
South Bow Corp.	2,101	74
Sovcomflot PAO (a)(b)	356,717	— (c)
		20,453

Utilities 3.77%
Iberdrola SA, non-registered shares	158,898	3,966
Engie SA	108,879	3,433
RWE AG	45,941	2,976
SSE PLC	62,541	2,021
Veolia Environnement SA	26,678	1,111
Adani Power, Ltd. (a)	376,518	896
Kansai Electric Power Co., Inc.	53,500	752
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	662
Snam SpA	81,216	585
Public Power Corp. SA (a)	13,359	352
CPFL Energia SA	33,791	293
Companhia de Saneamento de Minas Gerais COPASA MG	2,400	28
		17,075

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	62,200	1,583
China Resources Land, Ltd.	219,000	841
Link REIT	176,868	825
Prologis Property Mexico, SA de CV, REIT	168,725	731
CK Asset Holdings, Ltd.	104,500	591
Henderson Land Development Co., Ltd.	165,000	524
Sun Hung Kai Properties, Ltd.	33,500	483
Goodman Logistics (HK), Ltd. REIT	10,467	227
Longfor Group Holdings, Ltd. (e)	196,242	151
		5,956
Total common stocks (cost: $272,642,000)		428,784
Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(d)	1,553	140
Vinted, Ltd., Class C, preferred shares (a)(b)(d)	846	76
Vinted, Ltd., Class E, preferred shares (a)(b)(d)	467	42
Vinted, Ltd., Class B, preferred shares (a)(b)(d)	177	16
Vinted, Ltd., Class F, preferred shares (a)(b)(d)	145	13
		287

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	263
Total preferred securities (cost: $450,000)		550

79	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 4.30%	Shares	Value (000)
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)(g)	194,848	$19,483
Total short-term securities (cost: $19,483,000)		19,483
Total investment securities 98.99% (cost: $292,575,000)		448,817
Other assets less liabilities 1.01%		4,602
Net assets 100.00%		$453,419
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.30%
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)	$5,441	$65,496	$51,452	$(2)	$— (c)	$19,483	$262
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Vinted, Ltd. (a)(b)	4/20/2026	$162	$174	0.04%
Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	130	140	0.03
Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	71	76	0.02
Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	39	42	0.01
Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	15	16	— (h)
Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	12	13	— (h)
Total		$429	$461	0.10%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

American Funds Insurance Series	80

International Growth and Income Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

81	American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2026unaudited

Common stocks 75.84%	Shares	Value (000)
Financials 15.11%
JPMorgan Chase & Co.	64,577	$21,138
NatWest Group PLC	1,289,020	11,361
DBS Group Holdings, Ltd.	207,616	10,490
Wells Fargo & Co.	124,862	10,319
PNC Financial Services Group, Inc.	40,785	10,042
UniCredit SpA	107,438	9,612
Progressive Corp.	43,489	9,500
Morgan Stanley	41,099	8,591
Zurich Insurance Group AG	11,434	8,445
BNP Paribas SA	63,765	7,453
ING Groep NV	222,075	7,026
BlackRock, Inc.	7,251	6,972
Banco Bilbao Vizcaya Argentaria SA	274,692	6,891
Samsung Life Insurance Co., Ltd.	25,423	6,637
KB Financial Group, Inc.	62,721	6,450
Truist Financial Corp.	122,533	6,105
Intact Financial Corp.	28,888	5,962
Banco Santander SA	405,636	5,612
Munchener Ruckversicherungs-Gesellschaft AG	9,351	5,220
Tokio Marine Holdings, Inc.	113,800	5,039
Toronto-Dominion Bank (The)	39,762	4,835
Banco BPM SpA	273,056	4,716
Japan Post Bank Co., Ltd.	222,100	4,231
Euronext NV	22,395	3,583
Sumitomo Mitsui Financial Group, Inc.	88,300	3,452
Bank of America Corp.	58,426	3,329
CME Group, Inc., Class A	14,332	3,165
Marsh & McLennan Cos., Inc.	18,983	3,164
Mizuho Financial Group, Inc.	65,400	3,140
T&D Holdings, Inc.	103,000	3,051
Samsung Fire & Marine Insurance Co., Ltd.	7,051	2,824
Apollo Asset Management, Inc.	22,958	2,716
TPG, Inc., Class A	66,157	2,683
Resona Holdings, Inc.	198,900	2,594
Skandinaviska Enskilda Banken AB, Class A	129,430	2,576
3i Group PLC	74,909	2,472
Hana Financial Group, Inc.	31,289	2,319
Blue Owl Capital, Inc., Class A	262,516	2,297
Canadian Imperial Bank of Commerce (CAD denominated)	19,320	2,225
AIA Group, Ltd.	219,400	2,012
State Street Corp.	11,802	2,002
EFG International AG	98,549	1,977
PICC Property and Casualty Co., Ltd., Class H	1,000,000	1,835
East West Bancorp, Inc.	14,036	1,812
National Bank of Canada	11,434	1,805
BPER Banca SpA	113,889	1,788
Citizens Financial Group, Inc.	23,662	1,658
Mitsubishi UFJ Financial Group, Inc.	78,600	1,559
Sampo Oyj, Class A	147,070	1,546
Western Union Co.	198,474	1,528
Allianz SE	3,113	1,473
Nordnet AB	37,806	1,437
Shinhan Financial Group Co., Ltd.	22,966	1,423
Power Corp. of Canada, subordinate voting shares	21,489	1,340
HSBC Holdings PLC (HKD denominated)	63,600	1,209
American International Group, Inc.	15,329	1,142
Citigroup, Inc.	7,792	1,091
Saudi National Bank (The)	103,167	1,062
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,055
Bank of Hawaii Corp.	12,474	1,016
Abu Dhabi Commercial Bank PJSC	257,012	1,016

American Funds Insurance Series	82

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Equitable Holdings, Inc.	19,938	$875
Vontobel Holding AG	9,531	866
Blackstone, Inc.	7,179	845
360 ONE WAM, Ltd.	70,271	802
Poste Italiane SpA	23,644	773
Patria Investments, Ltd., Class A	57,153	628
London Stock Exchange Group PLC	4,415	478
Medibank Private, Ltd.	134,820	464
Capital One Financial Corp.	1,796	360
Bank of China, Ltd., Class H	397,000	253
Banco BTG Pactual SA, units	18,613	195
Sberbank of Russia PJSC (a)	204,176	— (b)
		267,562

Information technology 11.65%
Broadcom, Inc.	187,818	70,948
Taiwan Semiconductor Manufacturing Co., Ltd.	916,800	70,400
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	499	238
Microsoft Corp.	32,829	12,246
Seagate Technology Holdings PLC	12,011	11,591
KLA Corp.	26,500	7,995
Tokyo Electron, Ltd.	13,200	6,383
Samsung Electronics Co., Ltd.	23,304	5,095
MediaTek, Inc.	36,000	4,916
Lenovo Group, Ltd.	954,179	2,850
TE Connectivity PLC	11,279	2,274
Accenture PLC, Class A	17,925	2,230
Texas Instruments, Inc.	7,354	2,192
Analog Devices, Inc.	4,844	1,924
TDK Corp.	72,200	1,613
SAP SE	8,376	1,283
Skyworks Solutions, Inc.	11,558	784
LITE-ON Technology Corp.	93,000	654
Otsuka Corp.	35,300	604
		206,220

Industrials 8.85%
RTX Corp.	134,083	25,440
BAE Systems PLC	464,696	11,368
Union Pacific Corp.	32,034	8,713
Volvo AB, Class B	255,637	8,691
Marubeni Corp.	286,700	8,349
Siemens AG	25,896	8,321
Mitsubishi Corp.	260,281	7,001
Deere & Co.	8,116	5,148
RELX PLC	146,784	4,623
Deutsche Post AG	73,761	4,476
Paychex, Inc.	45,214	4,446
Schneider Electric SE	13,522	4,436
Bouygues SA	74,321	4,147
Waste Management, Inc.	17,901	3,990
Watsco, Inc.	8,562	3,568
Northrop Grumman Corp.	6,788	3,457
ITOCHU Corp.	285,700	3,285
Singapore Technologies Engineering, Ltd.	405,200	3,270
CK Hutchison Holdings, Ltd.	377,000	3,204
Ryanair Holdings PLC (ADR)	45,467	2,944
Automatic Data Processing, Inc.	12,517	2,803
Localiza Rent a Car SA, ordinary nominative shares	316,578	2,547

83	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Localiza Rent a Car SA	10,670	$83
Honeywell International, Inc.	11,594	2,596
Honeywell Aerospace Inc. (c)	11,594	2,563
Airbus SE, non-registered shares	11,214	2,496
Weichai Power Co., Ltd., Class A	443,300	1,798
SPIE SA	29,106	1,679
Lockheed Martin Corp.	2,878	1,466
Trinity Industries, Inc.	35,854	1,240
Komatsu, Ltd.	29,500	1,155
CSX Corp.	22,778	1,083
Transurban Group	102,220	1,020
Hikari Tsushin, Inc.	4,000	875
AirTAC International Group	19,000	802
Experian PLC	17,821	599
Sulzer AG	3,498	581
Brambles, Ltd.	40,982	553
Robert Half, Inc.	16,144	496
UL Solutions, Inc., Class A	4,397	448
Safran SA	1,001	396
Valmet OYJ	12,760	308
LG Corp.	4,374	276
		156,740

Health care 8.37%
AbbVie, Inc.	135,457	34,086
AstraZeneca PLC (GBP denominated)	106,910	20,001
Amgen, Inc.	32,679	11,834
Gilead Sciences, Inc.	89,748	11,339
Johnson & Johnson	38,974	9,898
Merck & Co., Inc.	61,381	7,888
UnitedHealth Group, Inc.	18,812	7,819
Abbott Laboratories	80,920	7,343
Sanofi	82,078	7,014
Novo Nordisk AS, Class B	142,037	6,814
Royalty Pharma PLC, Class A	118,559	6,648
CVS Health Corp.	52,425	5,423
Roche Holding AG, nonvoting shares	11,679	4,807
Takeda Pharmaceutical Co., Ltd.	82,825	2,615
Medtronic PLC	20,379	1,594
Sandoz Group AG	16,835	1,521
GSK PLC	43,796	1,149
EssilorLuxottica SA	1,524	286
		148,079

Consumer staples 8.28%
Philip Morris International, Inc.	278,767	50,432
British American Tobacco PLC	507,485	31,301
British American Tobacco PLC (ADR)	41,671	2,573
Mondelez International, Inc., Class A	255,702	14,790
Altria Group, Inc.	142,754	10,271
Imperial Brands PLC	191,638	7,086
Nestle SA	65,172	6,693
Coca-Cola Co.	51,043	4,148
Danone SA	30,047	2,464
Kimberly-Clark Corp.	21,580	2,369
Sysco Corp.	26,965	2,254
KT&G Corp.	18,359	2,013
L’Oreal SA, non-registered shares	3,865	1,696
Procter & Gamble Co.	9,792	1,436

American Funds Insurance Series	84

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Marks and Spencer Group PLC	288,143	$1,422
PepsiCo, Inc.	9,978	1,351
WH Group, Ltd.	1,026,000	1,088
Anheuser-Busch InBev SA/NV	12,119	999
Carlsberg A/S, Class B	6,774	889
Constellation Brands, Inc., Class A	4,938	687
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	589
		146,551

Utilities 6.18%
Dominion Energy, Inc.	201,344	13,750
Engie SA	280,326	8,839
Engie SA, bonus shares	36,900	1,163
National Grid PLC	552,603	9,149
Iberdrola SA, non-registered shares	343,090	8,563
CenterPoint Energy, Inc.	154,358	6,798
DTE Energy Co.	43,955	6,697
Pinnacle West Capital Corp.	60,748	6,500
E.ON SE	276,699	5,709
SSE PLC	164,544	5,318
Xcel Energy, Inc.	57,487	4,616
Veolia Environnement SA	102,676	4,276
Atmos Energy Corp.	22,858	3,938
Duke Energy Corp.	26,763	3,388
Sempra	33,296	3,087
RWE AG	43,954	2,848
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,373
Brookfield Infrastructure Partners, LP	5,100	186
Power Grid Corp. of India, Ltd.	800,295	2,434
Entergy Corp.	17,392	1,998
CMS Energy Corp.	25,091	1,919
SembCorp Industries, Ltd.	285,000	1,404
Southern Co. (The)	14,049	1,345
NextEra Energy, Inc.	10,546	926
AES Corp.	48,667	713
Exelon Corp.	13,935	650
Kansai Electric Power Co., Inc.	41,300	580
Power Assets Holdings, Ltd.	43,000	314
		109,481

Consumer discretionary 5.22%
Royal Caribbean Cruises, Ltd.	42,420	13,470
Starbucks Corp.	126,417	12,919
Compagnie Generale des Etablissements Michelin	301,369	11,641
McDonald’s Corp.	35,117	9,492
Industria de Diseno Textil SA	136,411	8,597
Home Depot, Inc.	24,301	8,570
Compagnie Financiere Richemont SA, Class A	25,832	5,994
Yum! Brands, Inc.	35,844	5,730
Midea Group Co., Ltd., Class A	452,266	5,032
Restaurant Brands International, Inc.	33,410	2,423
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,122
Darden Restaurants, Inc.	7,386	1,522
NEXT PLC	6,500	1,254
Vail Resorts, Inc.	8,836	1,203
Evolution AB (c)	11,035	760
Aristocrat Leisure, Ltd.	11,598	494
Genuine Parts Co.	3,350	395

85	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	5,975	$343
Tractor Supply Co.	9,423	298
H World Group, Ltd.	34,300	144
		92,403

Energy 4.44%
Canadian Natural Resources, Ltd. (CAD denominated)	406,740	16,094
Canadian Natural Resources, Ltd.	58,224	2,300
Exxon Mobil Corp.	121,898	16,666
ONEOK, Inc.	91,932	7,993
TotalEnergies SE (EUR denominated)	99,639	7,740
Shell PLC (GBP denominated)	140,310	5,435
Shell PLC (ADR)	9,558	741
EOG Resources, Inc.	42,854	5,559
ConocoPhillips	50,047	5,203
Chevron Corp.	18,233	3,022
TC Energy Corp. (CAD denominated)	35,873	2,376
Cenovus Energy, Inc.	62,265	1,545
Cenovus Energy, Inc. (CAD denominated)	15,681	389
DT Midstream, Inc.	10,692	1,569
EQT Corp.	22,813	1,213
Adnoc Gas PLC	656,312	615
SLB, Ltd.	3,802	177
		78,637

Materials 3.26%
Air Products and Chemicals, Inc.	35,242	10,332
Rio Tinto PLC	61,136	5,782
Smurfit Westrock PLC	123,543	5,715
Vale SA, ordinary nominative shares	227,775	3,436
Vale SA (ADR), ordinary nominative shares	81,961	1,233
Linde PLC	8,956	4,648
Barrick Mining Corp.	67,346	2,474
Barrick Mining Corp. (CAD denominated)	47,317	1,740
BASF SE	71,482	3,821
Anglo American PLC	68,905	3,375
Antofagasta PLC	57,008	2,896
Nitto Denko Corp.	118,447	2,333
Shin-Etsu Chemical Co., Ltd.	50,862	2,218
Amcor PLC	34,450	1,494
BHP Group, Ltd.	31,316	1,307
Akzo Nobel NV	12,431	843
International Paper Co.	20,107	766
Glencore PLC	110,555	754
International Flavors & Fragrances, Inc.	8,803	697
Air Liquide SA	3,051	604
LyondellBasell Industries NV	9,604	506
Nutrien, Ltd.	3,705	233
CF Industries Holdings, Inc.	1,794	194
Dow, Inc.	5,938	163
Valterra Platinum, Ltd. (ZAR denominated)	2,091	140
		57,704

Communication services 2.35%
Singapore Telecommunications, Ltd.	3,929,500	13,465
Publicis Groupe SA	63,700	6,296
Comcast Corp., Class A	133,308	3,273
AT&T, Inc.	152,509	3,157

American Funds Insurance Series	86

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	71,500	$3,003
Verizon Communications, Inc.	67,668	2,865
Omnicom Group, Inc.	39,012	2,841
Koninklijke KPN NV	408,230	2,025
T-Mobile US, Inc.	11,581	1,942
NetEase, Inc.	44,900	1,156
Deutsche Telekom AG	31,259	852
Swisscom AG	566	437
BT Group PLC	74,759	189
Versant Media Group, Inc., Class A	2,735	98
		41,599

Real estate 2.13%
Welltower, Inc. REIT	44,685	10,142
Public Storage REIT	19,203	6,112
VICI Properties, Inc. REIT	118,103	3,136
Prologis, Inc. REIT	21,233	2,876
Extra Space Storage, Inc. REIT	19,031	2,765
Mindspace Business Parks REIT	413,863	2,071
AB Sagax, Class B	116,645	1,856
Equinix, Inc. REIT	1,767	1,842
CTP NV	86,744	1,584
Rexford Industrial Realty, Inc. REIT	43,604	1,461
Simon Property Group, Inc. REIT	5,962	1,333
UDR, Inc. REIT	30,557	1,220
American Tower Corp. REIT	6,615	1,082
Kimco Realty Corp. REIT	5,095	129
		37,609
Total common stocks (cost: $861,213,000)		1,342,585
Preferred securities 0.14%
Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,823	2,580
Total preferred securities (cost: $2,844,000)		2,580
Convertible stocks 1.28%
Communication services 0.85%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	147,554	7,509
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	147,554	7,422
		14,931

Information technology 0.25%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	68,962	3,100
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	17,514	1,343
		4,443

Financials 0.09%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,638

87	American Funds Insurance Series

Capital Income Builder (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	$1,561
Total convertible stocks (cost: $22,853,000)		22,573
Bonds, notes & other debt instruments 16.58%	Principal amount (000)
U.S. Treasury bonds & notes 6.73%
U.S. Treasury 6.73%
U.S. Treasury 1.125% 10/31/2026	USD995	986
U.S. Treasury 2.00% 11/15/2026	2,800	2,780
U.S. Treasury 4.625% 11/15/2026	1,200	1,203
U.S. Treasury 4.00% 1/15/2027	6,541	6,543
U.S. Treasury 0.50% 4/30/2027	2,375	2,307
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,797
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 4.00% 2/29/2028	745	743
U.S. Treasury 1.25% 3/31/2028	1,350	1,284
U.S. Treasury 3.625% 3/31/2028	3	3
U.S. Treasury 4.125% 6/30/2028	23,127	23,115
U.S. Treasury 3.50% 12/15/2028	624	614
U.S. Treasury 3.50% 2/15/2029	62	61
U.S. Treasury 4.125% 6/15/2029	10,870	10,861
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	370
U.S. Treasury 3.625% 9/30/2030	809	791
U.S. Treasury 4.125% 6/30/2031	17,054	16,995
U.S. Treasury 3.75% 8/31/2031	1,257	1,230
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.25% 6/30/2033	8,972	8,937
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.375% 5/15/2036	13,748	13,676
U.S. Treasury 4.375% 11/15/2039	1,011	982
U.S. Treasury 4.75% 2/15/2041	1,730	1,731
U.S. Treasury 2.00% 11/15/2041	300	208
U.S. Treasury 5.00% 5/15/2046	2,330	2,347
U.S. Treasury 2.375% 5/15/2051	196	123
U.S. Treasury 4.00% 11/15/2052	152	130
U.S. Treasury 4.75% 5/15/2055	422	409
U.S. Treasury 4.75% 2/15/2056	18,029	17,514
U.S. Treasury 5.00% 5/15/2056	1,260	1,273
		119,153

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)	41	38
Total U.S. Treasury bonds & notes		119,191
Mortgage-backed obligations 4.96%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	— (b)	— (b)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	663	623
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	230	216
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	1	1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	5	5
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (e)	170	171

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	USD7	$7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	27	25
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	147	136
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,682	1,544
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,347	2,088
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	267	239
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	107	94
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	70	61
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	38	34
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	11	9
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	111	98
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	76	66
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	113	100
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (e)	88	77
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	171	137
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)	48	39
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	20	16
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	145	127
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	17	15
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)	149	130
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	100	89
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	134	107
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (e)	60	53
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	162	130
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	16
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	70	63
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	734	657
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)	98	86
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	418	368
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	232	212
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	208	175
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)	124	104
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	96	90
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	8	7
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (e)	769	643
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	167	140
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)	606	530
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (e)	80	72
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	46	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	140	112
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	97	98
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	89	91

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	USD127	$129
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	77	78
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)	170	149
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	208	206
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	207	210
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,029	1,056
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	256	259
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	285	294
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	190	196
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	138	142
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	90	87
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	109	108
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	679	685
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	294	301
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	32	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	490	501
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	48	50
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	18	19
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	17	18
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	361	381
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	703	709
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	91	93
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	43	44
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	845	856
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	78	80
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	56	56
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	317	329
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	81	83
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	22	23
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	16	16
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	130	132
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	538	551
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	134	138
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	127	131
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	80	82
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	53	55
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	15	15
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,246	2,311
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	233	239
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	5	5
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	12	13
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	187	188
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	31	32
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	210	213
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	520	504
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	182	179
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	410	393
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	405	414
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	299	287
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	317	304
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	52	53
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	1	1

American Funds Insurance Series	90

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD18	$18
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	764	782
Fannie Mae Pool #DE6037 6.00% 8/1/2055 (e)	297	304
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	2	2
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)	137	145
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (e)	1,204	1,209
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)	95	100
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (e)	334	313
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	638	628
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (e)	8	8
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (e)	303	290
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	294	302
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	201	206
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	484	466
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	341	293
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	347	325
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	97	91
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	56	49
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	98	86
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	162	153
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	20	19
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	9	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	844	826
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	10	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	123	108
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)	63	51
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	58	51
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	114	101
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	45	37
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	228	183
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	103	90
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	705	617
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	427	388
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)	207	188
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	422	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	281	264
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	657	635
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	351	296
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	135	118
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	41	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	103	90
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)	347	316
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	149	144
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	516	512
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	251	253
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	63	59
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	25	23
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,233	2,028
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	93	94
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	21	18
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	400	386
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	82	81

91	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	USD431	$435
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	28	28
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	59	60
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	11	12
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	9	10
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	5	5
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	27	27
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	16	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	14	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	175	177
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	553	547
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	38	38
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	7	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	5	5
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	13	14
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	793	811
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	15	15
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	374	385
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	316	335
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	244	247
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	35	36
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	15	15
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	73	73
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	21	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	66	67
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	51	51
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	242	252
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	209	216
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	61	62
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	57	59
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	14	14
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	12	13
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (e)	53	55
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	113	115
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	13	13
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	1	1
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)	261	277
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	32	32
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)	20	21
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	16	17
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	15	15
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	14	15
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	7	7
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)	81	83
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	76	73
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	48	48
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	57	57
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	269	270
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	249	226

American Funds Insurance Series	92

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	USD36	$34
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	146	150
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	66	68
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	6	6
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	11	11
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	315	323
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	224	229
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	18	18
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	14	14
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	340	360
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)	343	337
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (e)	523	515
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	80	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	169	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	160	151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	76	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	63	57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	786	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	251	241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	401	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	11	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	605	591
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	864	822
Government National Mortgage Assn. 4.50% 7/1/2056 (e)(g)	48	46
Government National Mortgage Assn. 5.50% 7/1/2056 (e)(g)	137	138
Government National Mortgage Assn. 6.00% 7/1/2056 (e)(g)	137	140
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	143	140
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	2,516	2,367
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	53	50
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	335	332
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	902	894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	24	22
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	363	365
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)	77	77
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (b)	— (b)
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(g)	489	391
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(g)	323	270
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(g)	1,575	1,373
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(g)	96	87
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(g)	3,082	2,881
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(g)	718	688
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(g)	792	778
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(g)	498	499
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(g)	29	30
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(g)	3,134	3,242
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (e)(g)	200	212
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(g)	943	753
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(g)	1,012	845
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (e)(g)	193	175
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(g)	347	341
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(g)	345	346
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(g)	1,314	1,339
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(g)	2,046	2,151
		70,003

93	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	USD65	$59
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	467	454
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	53	50
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	121	121
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	341	334
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	124	117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	4	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (e)(f)(h)	136	137
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (e)(f)(h)	37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (e)(f)(h)	52	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (e)(f)(h)	375	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (e)(f)(h)	3	3
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (e)(f)(h)	2,064	2,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (e)(f)(h)	104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (e)(f)(h)	11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (e)(f)(h)	1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (e)(f)(h)	610	728
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	62	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	37	37
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	559	561
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	41	41
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)	78	79
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	261	260
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	81	81
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (e)(f)(h)	125	125
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	110	110
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	246	247
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	641	645
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	95	94
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (e)(h)	554	522
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (e)(f)(h)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	8	8
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	6	6
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	3	3
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	277	252
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(h)(j)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	166	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	54	54
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	71	71
		10,019

Commercial mortgage-backed securities 0.44%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(h)	296	298
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)	41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	126

American Funds Insurance Series	94

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (e)(f)(h)	USD73	$73
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (e)(f)(h)	47	47
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	586
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (e)(f)(h)	157	158
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (e)(f)(h)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (e)(f)(h)	100	100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	241
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (e)(f)(h)	120	120
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)	574	581
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)	965	964
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	213
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	591
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)	100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)	243	244
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	541	550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (e)(f)(h)	104	105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)	312	310
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (e)(f)(h)	597	592
		7,830
Total mortgage-backed obligations		87,852
Corporate bonds and notes 4.11%
Financials 0.99%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	689
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	15	15
Aon North America, Inc. 5.45% 3/1/2034	6	6
Arch Capital Group, Ltd. 5.25% 6/15/2036	89	89
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Athene Global Funding 5.133% 6/1/2029 (h)	166	166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	22	19
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	238	210
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)	75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)	595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	409
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)	110	110
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	190	193
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35

95	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.30% 5/20/2036	USD151	$153
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)	660	660
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)	200	174
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)	651	651
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	150	150
Equitable America Global Funding 5.125% 6/15/2031 (h)	385	387
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	1,210	1,211
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)	60	60
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	40	39
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	660	660
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	415	417
Guardian Life Global Funding 4.809% 6/1/2031 (h)	317	317
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)	377	343
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)	200	184
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)	113	101
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	199
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	18	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	412	424
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	31
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	590	580
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	25
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (i)	147	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	485
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	51	50
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	1,550	1,552
Navient Corp. 5.00% 3/15/2027	150	149
Navient Corp. 5.625% 8/1/2033	360	298
New York Life Global Funding 3.00% 1/10/2028 (h)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	551
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)	25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	51
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	98
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (h)	600	598
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	216	212
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10

American Funds Insurance Series	96

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	USD40	$41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	104	112
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	80	82
		17,623

Communication services 0.55%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.40% 2/15/2033	12	12
Alphabet, Inc. 4.70% 11/15/2035	28	27
Alphabet, Inc. 4.80% 2/15/2036	153	150
Alphabet, Inc. 5.65% 2/15/2056	14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	68
AT&T, Inc. 4.75% 4/30/2033	USD869	851
AT&T, Inc. 5.40% 2/15/2034	107	109
AT&T, Inc. 3.50% 6/1/2041	75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	22
CCO Holdings, LLC 7.00% 2/1/2033 (h)	440	432
CCO Holdings, LLC 4.25% 1/15/2034 (h)	1,195	1,013
CCO Holdings, LLC 7.375% 2/1/2036 (h)	470	461
Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
Charter Communications Operating, LLC 6.55% 6/1/2034	37	38
Charter Communications Operating, LLC 5.85% 12/1/2035	297	288
Charter Communications Operating, LLC 4.80% 3/1/2050	56	42
Charter Communications Operating, LLC 5.25% 4/1/2053	67	52
Charter Communications Operating, LLC 6.70% 12/1/2055	59	56
Discovery Communications, LLC 3.625% 5/15/2030	117	100
Discovery Global Holdings, Inc. 4.054% 3/15/2029	300	280
Discovery Global Holdings, Inc. 5.05% 3/15/2042	286	210
EchoStar Corp. 10.75% 11/30/2029	64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	319
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)	195	202
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	52
Meta Platforms, Inc. 4.875% 11/15/2035	325	316
Meta Platforms, Inc. 5.50% 11/15/2045	134	124
Meta Platforms, Inc. 5.40% 8/15/2054	29	26
Meta Platforms, Inc. 5.625% 11/15/2055	287	260
Meta Platforms, Inc. 5.55% 8/15/2064	40	35
Meta Platforms, Inc. 5.75% 11/15/2065	138	124
Nexstar Media, Inc. 6.50% 9/15/2033 (h)	287	287
Nexstar Media, Inc. 7.25% 4/15/2034 (h)	100	100
SBA Tower Trust 1.631% 11/15/2026 (h)	253	250
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	760
Snap, Inc. 6.875% 3/1/2033 (h)	200	195
Space Exploration Technologies Corp. 5.35% 7/15/2031 (h)	442	441
Space Exploration Technologies Corp. 5.875% 7/15/2036 (h)	455	449
T-Mobile USA, Inc. 3.875% 4/15/2030	625	606
T-Mobile USA, Inc. 2.55% 2/15/2031	203	184

97	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD69	$68
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	341
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
		9,720

Consumer discretionary 0.43%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	8
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	33
Amazon.com, Inc. 4.875% 3/13/2036	41	40
Amazon.com, Inc. 5.45% 11/20/2055	155	147
Amazon.com, Inc. 5.55% 11/20/2065	70	65
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp., Ltd. 5.75% 3/15/2030 (h)	465	471
Carnival Corp., Ltd. 5.75% 8/1/2032 (h)	175	177
Carnival Corp., Ltd. 6.125% 2/15/2033 (h)	175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	305
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029	723	716
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	912
Ford Motor Credit Co., LLC 6.467% 5/22/2036	700	712
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036	405	404
Hyundai Capital America 5.275% 6/24/2027 (h)	55	55
Hyundai Capital America 4.60% 4/6/2028 (h)	501	500
McDonald’s Corp. 5.15% 9/9/2052	10	9
Mobility Global, Inc. 5.05% 6/15/2029 (h)	31	31
Mobility Global, Inc. 5.45% 6/15/2031 (h)	67	68
Mobility Global, Inc. 6.05% 6/15/2036 (h)	131	133
Newell Brands, Inc. 6.375% 5/15/2030	160	162
Newell Brands, Inc. 6.625% 5/15/2032	180	182
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)	150	148
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	177	172
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	178	173
Whirlpool Corp. 7.50% 7/1/2031 (h)	30	30
		7,612

Health care 0.41%
AbbVie, Inc. 4.125% 3/15/2031	14	14
AbbVie, Inc. 4.40% 3/15/2033	28	27
AbbVie, Inc. 5.05% 3/15/2034	175	177
AbbVie, Inc. 4.75% 3/15/2036	98	96
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	240	231
AbbVie, Inc. 5.55% 3/15/2056	26	26
AbbVie, Inc. 5.50% 3/15/2064	25	24
Accendra Health, Inc. 9.00% 6/15/2032 (h)	300	279
Accendra Health, Inc. 9.75% 6/15/2033 (h)	118	81
Accendra Health, Inc. 9.75% 6/15/2033 (h)	91	62
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	98
Amgen, Inc. 5.25% 3/2/2030	124	126
Amgen, Inc. 4.20% 2/19/2031	334	328

American Funds Insurance Series	98

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD133	$128
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 4.85% 2/19/2036	187	183
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 4.45% 2/15/2029	271	268
Baxter International, Inc. 4.90% 12/15/2030	338	336
Baxter International, Inc. 3.132% 12/1/2051	25	15
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	265
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	301
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	318
Cencora, Inc. 4.60% 2/13/2033	50	49
Cencora, Inc. 4.90% 2/13/2036	31	30
Centene Corp. 4.625% 12/15/2029	530	514
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	51
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)	253	259
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	230	208
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)	119	121
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	362
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	644
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	69
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	14	14
		7,245

Utilities 0.38%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	30
AES Corp. 5.20% 7/15/2029	500	503
AES Corp. 3.95% 7/15/2030 (h)	425	407
DTE Electric Co. 4.85% 3/1/2036	275	269
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 5.45% 6/15/2029	100	101

99	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD132	$138
Edison International 4.80% 3/15/2031	100	97
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	364
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	35
NiSource, Inc. 4.75% 5/18/2031	100	100
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027	284	277
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 4.55% 7/1/2030	359	354
Pacific Gas and Electric Co. 2.50% 2/1/2031	41	37
Pacific Gas and Electric Co. 5.05% 10/15/2032	84	84
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.60% 8/15/2036	332	332
PacifiCorp 5.30% 2/15/2031	25	25
PacifiCorp 5.10% 4/15/2031	525	530
PacifiCorp 5.45% 4/15/2033	550	558
PacifiCorp 5.80% 4/15/2036	297	305
PacifiCorp 6.10% 8/1/2036	33	34
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Rio Grande LNG, LLC 5.25% 6/30/2031 (h)	410	410
Southern California Edison Co. 5.15% 6/1/2029	105	106
Southern California Edison Co. 2.50% 6/1/2031	206	184
Southern California Edison Co. 4.80% 3/15/2033	489	480
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		6,679

Information technology 0.30%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)	190	191
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)	145	147
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.15% 11/15/2031	104	106
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)	200	188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	704
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	36
HUT 8 DC, LLC 6.192% 11/15/2042 (h)	179	181
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	63
Oracle Corp. 4.55% 2/4/2029	125	123
Oracle Corp. 4.95% 2/4/2031	80	78
Oracle Corp. 4.80% 9/26/2032	55	52
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	18	17
Oracle Corp. 5.20% 9/26/2035	465	436
Oracle Corp. 5.70% 2/4/2036	168	163
Oracle Corp. 5.875% 9/26/2045	40	35

American Funds Insurance Series	100

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.55% 2/4/2046	USD76	$72
Oracle Corp. 6.00% 8/3/2055	110	94
Oracle Corp. 5.95% 9/26/2055	95	81
Oracle Corp. 6.70% 2/4/2056	132	124
Oracle Corp. 6.10% 9/26/2065	40	33
Oracle Corp. 6.85% 2/4/2066	70	65
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (h)	520	519
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	776
Synopsys, Inc. 5.70% 4/1/2055	380	369
WULF Compute, LLC 7.75% 10/15/2030 (h)	75	79
		5,344

Industrials 0.29%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	204
Boeing Co. (The) 6.259% 5/1/2027	376	381
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,405
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Eaton Corp. 4.20% 3/6/2031	400	392
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)	430	448
EquipmentShare.com, Inc. 7.125% 7/1/2034 (h)	120	118
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)	150	148
Icahn Enterprises, LP 5.25% 5/15/2027	440	435
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)	350	351
Norfolk Southern Corp. 5.35% 8/1/2054	51	48
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
QXO Building Products, Inc. 6.875% 7/15/2034 (h)	70	72
Republic Services, Inc. 5.00% 4/1/2034	13	13
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)	15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)	15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)	55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)	5	5
TransDigm, Inc. 6.125% 7/31/2034 (h)	67	67
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	60
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		5,062

Energy 0.25%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)	300	300
Borr IHC, Ltd. 8.75% 1/15/2032 (h)	200	196
Cenovus Energy, Inc. 5.40% 6/15/2047	44	41

101	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	USD9	$9
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	269
Energy Transfer, LP 6.10% 12/1/2028	41	42
Energy Transfer, LP 5.25% 7/1/2029	23	23
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	337
Exxon Mobil Corp. 3.452% 4/15/2051	210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	35
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (h)(k)	55	50
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)	148	53
Noble Finance II, LLC 6.25% 6/15/2034 (h)	89	87
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	808	830
Sunoco, LP 5.625% 3/15/2031 (h)	20	20
Sunoco, LP 5.875% 3/15/2034 (h)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	559
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)	100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	84
		4,346

Real estate 0.19%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)	70	69
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)	75	74
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	507
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (h)	265	271
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	461
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)	410	420
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	99
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 0% 9/30/2027 (h)	45	42
Service Properties Trust 3.95% 1/15/2028	480	468
Service Properties Trust 8.625% 11/15/2031 (h)	700	738
		3,416

Consumer staples 0.18%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)	260	261
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	45
BAT Capital Corp. 4.758% 9/6/2049	121	102

American Funds Insurance Series	102

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 7.081% 8/2/2053	USD69	$78
BAT International Finance PLC 4.448% 3/16/2028	150	150
Coty, Inc. 5.60% 1/15/2031 (h)	119	116
H.J. Heinz Co. 4.875% 10/1/2049	235	197
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)	105	107
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	166
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	143
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
McCormick & Co., Inc. 4.15% 2/15/2029	145	143
Mondelez International, Inc. 4.75% 8/28/2034	127	125
Performance Food Group, Inc. 5.625% 3/1/2034 (h)	115	113
Philip Morris International, Inc. 5.125% 11/17/2027	43	43
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	72
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	89
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	328
Prestige Brands, Inc. 6.25% 7/15/2034 (h)	45	45
		3,197

Materials 0.14%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 7.35% 11/15/2028	36	38
Celanese US Holdings, LLC 7.55% 11/15/2030	27	29
Celanese US Holdings, LLC 7.379% 7/15/2032	10	11
Celanese US Holdings, LLC 7.45% 11/15/2033	23	25
Celanese US Holdings, LLC 7.375% 2/15/2034	310	320
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	545	552
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)	40	40
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	721
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	50
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	56
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)	75	74
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 6.15% 5/15/2035	6	6
LYB International Finance III, LLC 5.875% 1/15/2036	38	38
LYB International Finance III, LLC 3.625% 4/1/2051	102	67
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	316
		2,509
Total corporate bonds and notes		72,753

103	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.53%
Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	USD28	$28
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	210	212
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	20	20
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	395	399
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	342	285
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	55
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	57
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	307	244
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	476	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	101	101
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	120	121
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	298	283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	55	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)	63	62
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	242	232
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	345	342
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	105	105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	773
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	191	192
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)	158	157
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	9	9
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	27	27
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	67	67
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	156	156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	8	8
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	8	8
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	57	56
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	131	131
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	54	55
		5,011

Auto loan 0.18%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	347
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	149	149
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	37	38
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	81	81
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	163	164
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	45	45
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	288
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	4	4
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	266
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	189
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	15	15
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)	75	74
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)	35	35
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)	35	35
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)	483	485
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	150	151
		3,161

American Funds Insurance Series	104

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	USD400	$400
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)	246	246
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(h)	117	117
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(h)	100	101
		864

Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	77	73
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	155	147
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (e)(f)(h)	81	81
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	35	32
		333
Total asset-backed obligations		9,369
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Mexico 0.09%
United Mexican States 3.25% 4/16/2030	200	187
United Mexican States 6.25% 8/27/2037	1,125	1,126
United Mexican States 7.375% 5/13/2055	245	260
		1,573

Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL7,514	1,343

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	USD200	197

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	175
Total bonds & notes of governments & government agencies outside the U.S.		3,288
Loans 0.04%
Industrials 0.03%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(l)	583	528

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(h)(l)	183	184
Total loans		712
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	179	181

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	141
Total municipals		322
Total bonds, notes & other debt instruments (cost: $295,141,000)		293,487

105	American Funds Insurance Series

Capital Income Builder (continued)
Investment funds 2.17%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	4,588,065	$38,448
Total investment funds (cost: $41,746,000)		38,448
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (m)(n)	883,991	88,390
Total short-term securities (cost: $88,383,000)		88,390
Total investment securities 101.00% (cost: $1,312,180,000)		1,788,063
Other assets less liabilities (1.00)%		(17,678)
Net assets 100.00%		$1,770,385
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	340	3/17/2027	USD81,566	$(252)
2 Year U.S. Treasury Note Futures	Long	402	10/5/2026	82,865	(56)
5 Year U.S. Treasury Note Futures	Long	226	10/5/2026	24,193	75
10 Year U.S. Treasury Note Futures	Long	3	9/30/2026	330	2
10 Year Ultra U.S. Treasury Note Futures	Short	37	9/30/2026	(4,161)	8
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026	4,767	127
30 Year Ultra U.S. Treasury Bond Futures	Long	86	9/30/2026	9,989	352
					$256
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	761	BRL	3,958	Goldman Sachs	7/13/2026	$(3)
USD	618	BRL	3,135	HSBC Bank	7/17/2026	14
EUR	60	USD	69	UBS AG	7/20/2026	— (b)
EUR	135	USD	156	HSBC Bank	7/20/2026	(2)
						$9

American Funds Insurance Series	106

Capital Income Builder (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$244	$—	$244
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	4	—	4
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	117	—	117
						$365	$—	$365
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,180	$4	$—	$4
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD416	$(34)	$(33)	$(1)
CDX.EM.45	1.00%	Quarterly	6/20/2031	140	2	4	(2)
					$(32)	$(29)	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,148	$25	$24	$1
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.17%
Capital Group Central Corporate Bond Fund	$38,098	$893	$—	$—	$(543)	$38,448	$893

107	American Funds Insurance Series

Capital Income Builder (continued)
Investments in affiliates (m) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (n)	$81,415	$166,841	$159,852	$1	$(15)	$88,390	$1,439
Total 7.16%				$1	$(558)	$126,838	$2,332

(a)	Value determined using significant unobservable inputs.
(b)	Amount less than one thousand.
(c)	Non-income producing.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,363,000, which represented 2.96% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation

HKD = Hong Kong dollars
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	108

Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Common stocks 61.48%	Shares	Value (000)
Information technology 20.03%
Broadcom, Inc.	3,426,106	$1,294,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,632,974	779,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,250,000	172,775
Micron Technology, Inc.	608,625	702,530
Apple, Inc.	1,899,315	549,586
Microsoft Corp.	1,314,273	490,250
KLA Corp.	931,314	280,987
NVIDIA Corp.	1,389,978	278,121
Intel Corp. (a)	1,796,261	250,812
Quantinuum, Inc., Class A (a)	1,912,196	156,303
ASML Holding NV (ADR)	71,326	141,899
International Business Machines Corp.	327,781	92,175
Applied Materials, Inc.	121,247	87,662
Hewlett Packard Enterprise Co.	1,726,567	77,885
Amphenol Corp., Class A	440,568	77,681
Diebold Nixdorf, Inc. (a)	532,940	45,310
Shopify, Inc., Class A, subordinate voting shares (a)	310,000	35,396
Western Digital Corp.	54,638	34,898
Strategy, Inc., Class A (a)	400,651	34,829
ARM Holdings PLC (ADR) (a)	82,275	29,172
SK hynix, Inc.	13,239	23,358
Salesforce, Inc.	126,621	19,836
AppLovin Corp., Class A (a)	20,196	10,406
MACOM Technology Solutions Holdings, Inc. (a)	11,985	4,559
Cerebras Systems, Inc., Class A (a)	17,500	3,867
		5,674,367

Industrials 8.21%
ATI, Inc. (a)	1,712,904	337,613
GE Vernova, Inc.	282,751	332,193
Boeing Co. (The) (a)	1,376,035	297,870
Deere & Co.	356,705	226,269
TransDigm Group, Inc.	141,713	188,767
Union Pacific Corp.	640,146	174,120
General Electric Co.	351,868	131,504
Caterpillar, Inc.	117,500	125,126
Quanta Services, Inc.	142,302	102,463
United Rentals, Inc.	76,747	86,946
Safran SA	170,187	67,285
FTAI Aviation, Ltd.	238,568	64,540
Trane Technologies PLC	128,383	63,057
L3Harris Technologies, Inc.	200,000	58,118
BWX Technologies, Inc.	98,283	19,131
Carrier Global Corp.	259,830	19,058
Airbus SE, non-registered shares	76,452	17,016
Ingersoll-Rand, Inc.	197,716	16,211
		2,327,287

Financials 7.42%
Aon PLC, Class A	589,049	195,382
Bank of America Corp.	3,313,688	188,814
Visa, Inc., Class A	549,488	188,524
Fiserv, Inc. (a)	3,136,983	153,869
Apollo Asset Management, Inc.	1,191,529	140,970
Arthur J. Gallagher & Co.	609,691	139,967
Synchrony Financial	1,549,077	117,807
Ares Management Corp., Class A (b)	949,769	105,719
Berkshire Hathaway, Inc., Class A (a)	81	60,657
Berkshire Hathaway, Inc., Class B (a)	75,000	37,529

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	440,000	$88,273
Mastercard, Inc., Class A	150,930	77,518
Brookfield Corp., Class A	1,805,226	76,884
Wells Fargo & Co.	886,590	73,268
Citigroup, Inc.	475,000	66,481
Brown & Brown, Inc.	964,468	61,871
Progressive Corp.	280,641	61,306
Morgan Stanley	219,557	45,896
JPMorgan Chase & Co.	138,465	45,324
American Express Co.	104,981	35,510
Blackstone, Inc.	300,000	35,301
Kinsale Capital Group, Inc.	76,390	25,194
Goldman Sachs Group, Inc.	24,707	24,988
Blue Owl Capital, Inc., Class A	2,744,400	24,013
Fidelity National Information Services, Inc.	459,035	17,847
Intercontinental Exchange, Inc.	110,132	13,558
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,102,470

Health care 6.09%
Vertex Pharmaceuticals, Inc. (a)	653,520	324,623
Gilead Sciences, Inc.	1,575,564	199,057
Eli Lilly and Co.	162,065	194,386
UnitedHealth Group, Inc.	421,617	175,237
CVS Health Corp.	1,451,353	150,142
Alnylam Pharmaceuticals, Inc. (a)	460,972	138,766
Amgen, Inc.	380,186	137,673
Illumina, Inc. (a)	599,527	105,415
Johnson & Johnson	337,126	85,620
Thermo Fisher Scientific, Inc.	104,973	52,629
Cooper Cos., Inc. (a)	591,128	42,390
Boston Scientific Corp. (a)	823,445	35,145
Align Technology, Inc. (a)	203,074	34,250
AbbVie, Inc.	129,914	32,691
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,982
Keenova Therapeutics PLC (a)	36,079	3,548
Par Health, Inc. (a)(f)	36,079	249
		1,724,803

Consumer discretionary 5.00%
Booking Holdings, Inc.	1,595,087	284,308
Amazon.com, Inc. (a)	884,061	210,707
Royal Caribbean Cruises, Ltd.	402,201	127,711
D.R. Horton, Inc.	610,377	99,418
Carnival Corp., Ltd.	2,758,206	78,802
Darden Restaurants, Inc.	372,905	76,822
Home Depot, Inc.	217,702	76,779
Compagnie Financiere Richemont SA, Class A	321,887	74,693
Tesla, Inc. (a)	172,900	72,722
Starbucks Corp.	705,248	72,069
Texas Roadhouse, Inc.	360,436	69,647
NIKE, Inc., Class B	972,604	39,926
Toll Brothers, Inc.	230,594	37,990
Hilton Worldwide Holdings, Inc.	113,729	37,583
Restaurant Brands International, Inc.	416,079	30,170

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
AutoZone, Inc. (a)	6,554	$20,946
DraftKings, Inc., Class A (a)	237,954	6,011
Aimbridge Topco, LLC (a)(c)	10,722	721
		1,417,025

Communication services 4.75%
Alphabet, Inc., Class A	1,136,596	406,185
Alphabet, Inc., Class C	1,050,585	371,203
Meta Platforms, Inc., Class A	525,416	295,961
Comcast Corp., Class A	5,734,446	140,781
Netflix, Inc. (a)	737,587	52,664
Space Exploration Technologies Corp., Class A (a)(b)	167,808	28,672
Charter Communications, Inc., Class A (a)	191,600	27,247
Walt Disney Co. (The)	156,965	15,108
AT&T, Inc.	416,628	8,624
		1,346,445

Materials 4.22%
Wheaton Precious Metals Corp.	2,238,944	251,478
Royal Gold, Inc.	1,217,374	243,000
Franco-Nevada Corp. (CAD denominated)	1,035,799	216,128
Lundin Mining Corp.	7,198,939	175,424
First Quantum Minerals, Ltd. (a)	3,889,750	106,250
Glencore PLC	10,884,680	74,241
Southern Copper Corp.	324,220	56,499
Corteva, Inc.	630,610	53,407
Agnico Eagle Mines, Ltd. (CAD denominated)	71,601	11,125
Air Products and Chemicals, Inc.	27,922	8,186
Venator Materials PLC (a)(c)	4,096	— (d)
		1,195,738

Consumer staples 3.11%
Philip Morris International, Inc.	3,041,889	550,308
Keurig Dr Pepper, Inc.	2,750,000	90,008
Constellation Brands, Inc., Class A	549,955	76,493
Costco Wholesale Corp.	65,318	61,103
Nestle SA	356,883	36,650
US Foods Holding Corp. (a)	221,900	22,689
Estee Lauder Cos., Inc. (The), Class A	264,310	20,867
Coca-Cola Co.	160,431	13,038
Procter & Gamble Co.	75,358	11,051
		882,207

Utilities 1.33%
Southern Co. (The)	2,250,990	215,442
DTE Energy Co.	828,774	126,280
Vistra Corp.	135,433	21,484
FirstEnergy Corp.	284,842	13,542
		376,748

Energy 1.23%
ConocoPhillips	824,000	85,663
Canadian Natural Resources, Ltd. (CAD denominated)	2,124,209	84,055
EOG Resources, Inc.	593,674	77,017
Exxon Mobil Corp.	443,633	60,653

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamondback Energy, Inc.	153,044	$26,902
SLB, Ltd.	286,500	13,319
Altera Infrastructure, LP (a)(c)	16,130	697
Expand Energy Corp.	2,101	192
New Fortress Energy, Inc., Class A (a)	150,315	55
		348,553

Real estate 0.09%
Simon Property Group, Inc. REIT	92,472	20,682
Service Properties Trust REIT	1,180,000	1,994
Ventas, Inc. REIT	12,423	1,103
		23,779
Total common stocks (cost: $8,837,905,000)		17,419,422
Preferred securities 0.23%
Information technology 0.23%
Anthropic, PBC, Class H, preferred shares (a)(c)(e)	108,679	64,013

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	837
Total preferred securities (cost: $64,479,000)		64,850
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $0)		— (d)
Convertible stocks 0.14%
Information technology 0.07%
Strategy, Inc. 8.00% perpetual convertible preferred shares	289,834	17,048
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,780
		18,828

Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,642

Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,685

Communication services 0.00%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	13,200	672
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,200	664
		1,336
Total convertible stocks (cost: $41,264,000)		39,491

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Convertible bonds & notes 0.13%	Principal amount (000)	Value (000)
Information technology 0.06%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	USD1,421	$1,568
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	314	1,450
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	150	1,751
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	3,727
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)	421	1,499
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	7,009
		17,004

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,032
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	1,578	1,887
		5,919

Real estate 0.02%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)	1,715	1,842
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	3,366
		5,208

Health care 0.01%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	1,190	1,434
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	1,818	2,658
		4,092

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,963

Industrials 0.01%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	1,572	1,883

Financials 0.00%
Jazz Investments, convertible notes, 3.125% 9/15/2030	881	1,503
Total convertible bonds & notes (cost: $28,349,000)		38,572
Bonds, notes & other debt instruments 30.95%
U.S. Treasury bonds & notes 11.82%
U.S. Treasury 11.66%
U.S. Treasury 4.125% 2/15/2027	1,258	1,259
U.S. Treasury 2.625% 5/31/2027	96,250	94,985
U.S. Treasury 0.50% 6/30/2027	28,098	27,118
U.S. Treasury 3.75% 6/30/2027	18,100	18,037
U.S. Treasury 4.125% 9/30/2027	90,000	89,978
U.S. Treasury 3.375% 11/30/2027	118	116
U.S. Treasury 3.375% 2/29/2028	143,000	141,227
U.S. Treasury 4.00% 2/29/2028	46,200	46,081
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.875% 3/31/2028	177,790	176,924
U.S. Treasury 3.50% 4/30/2028	5,600	5,535
U.S. Treasury 4.00% 5/31/2028	16,000	15,954
U.S. Treasury 4.125% 6/30/2028	416,557	416,338
U.S. Treasury 4.00% 1/31/2029	8,844	8,808
U.S. Treasury 2.875% 4/30/2029	50,000	48,292
U.S. Treasury 4.125% 6/15/2029	1,556	1,555

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 6/30/2029	USD36,885	$36,974
U.S. Treasury 4.00% 3/31/2030	83,865	83,341
U.S. Treasury 0.625% 5/15/2030	9,358	8,178
U.S. Treasury 3.875% 6/30/2030	21,920	21,667
U.S. Treasury 4.00% 7/31/2030	8,160	8,102
U.S. Treasury 4.875% 10/31/2030	10,491	10,768
U.S. Treasury 3.50% 11/30/2030	7,890	7,669
U.S. Treasury 3.50% 2/28/2031	141,000	136,875
U.S. Treasury 3.875% 3/31/2031	251,942	248,399
U.S. Treasury 4.125% 5/31/2031	16,000	15,944
U.S. Treasury 4.125% 6/30/2031	288,579	287,576
U.S. Treasury 4.25% 6/30/2031	17,165	17,193
U.S. Treasury 2.875% 5/15/2032	50,000	46,428
U.S. Treasury 4.00% 6/30/2032	17,325	17,085
U.S. Treasury 4.125% 11/15/2032	648	642
U.S. Treasury 3.50% 2/15/2033	27,034	25,797
U.S. Treasury 4.25% 3/31/2033	12,207	12,171
U.S. Treasury 4.25% 6/30/2033	132,186	131,675
U.S. Treasury 3.875% 8/15/2033 (h)	138,911	135,096
U.S. Treasury 4.375% 5/15/2034	14,285	14,292
U.S. Treasury 4.25% 11/15/2034	2,075	2,055
U.S. Treasury 4.00% 11/15/2035	75,230	72,779
U.S. Treasury 4.375% 5/15/2036	140,739	140,002
U.S. Treasury 1.375% 11/15/2040	59,338	38,385
U.S. Treasury 1.75% 8/15/2041	24,960	16,739
U.S. Treasury 2.00% 11/15/2041	1,058	733
U.S. Treasury 4.625% 5/15/2044	14,927	14,422
U.S. Treasury 5.00% 5/15/2045	3,325	3,354
U.S. Treasury 2.50% 2/15/2046	3,365	2,321
U.S. Treasury 4.625% 2/15/2046	6,986	6,707
U.S. Treasury 5.00% 5/15/2046	207,042	208,595
U.S. Treasury 3.00% 5/15/2047	8,383	6,224
U.S. Treasury 3.00% 2/15/2048	301	222
U.S. Treasury 2.25% 2/15/2052	72,025	43,378
U.S. Treasury 4.00% 11/15/2052	5,700	4,877
U.S. Treasury 3.625% 2/15/2053 (h)	145,025	116,031
U.S. Treasury 3.625% 5/15/2053	18,989	15,178
U.S. Treasury 4.25% 2/15/2054	23,191	20,694
U.S. Treasury 4.25% 8/15/2054	37,315	33,318
U.S. Treasury 4.625% 2/15/2055	6,175	5,869
U.S. Treasury 4.625% 11/15/2055	37,200	35,393
U.S. Treasury 4.75% 2/15/2056	163,827	159,142
		3,304,506

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)	32,188	31,680
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	12,940	12,158
		43,838
Total U.S. Treasury bonds & notes		3,348,344
Corporate bonds and notes 9.19%
Financials 2.35%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,860
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,248
Ally Financial, Inc. 8.00% 11/1/2031	2,688	2,984
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)	900	895
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	2,407	2,569

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (j)	USD411	$405
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	2,885	2,945
American International Group, Inc. 5.125% 3/27/2033	1,882	1,896
Aon North America, Inc. 5.45% 3/1/2034	230	235
Apollo Debt Solutions BDC 6.90% 4/13/2029	133	137
Apollo Debt Solutions BDC 5.875% 8/30/2030	111	110
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	2,987	2,925
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,000	1,020
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	5,376	5,423
Apollo Debt Solutions BDC 6.55% 3/15/2032	534	539
Arch Capital Group, Ltd. 5.25% 6/15/2036	2,433	2,430
Arch Capital Group, Ltd. 5.95% 6/15/2056	133	134
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	830	840
Ares Capital Corp. 5.55% 1/15/2030	8,554	8,508
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,246
Asurion, LLC 8.00% 12/31/2032 (f)	2,075	2,092
Asurion, LLC 8.375% 2/1/2034 (f)	940	871
Athene Holding, Ltd. 6.625% 5/19/2055	290	282
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	5,000	4,993
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (f)(j)	430	427
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(j)	12,850	12,672
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	2,176	2,070
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	485	462
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	4,863	4,977
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)	90	89
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	1,243	1,173
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	4,206	3,752
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	896	795
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)	6,500	6,387
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)	5,025	4,558
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)	2,418	2,398
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	621	549
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	1,800	1,603
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (j)	947	855
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	4,064	4,119
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)	9,000	8,867
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(j)	5,375	5,373
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (j)	2,000	1,998
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(j)	2,220	2,294
Blackstone Private Credit Fund 4.00% 1/15/2029	257	246
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,727
Blackstone Private Credit Fund 5.25% 4/1/2030	259	252
Blackstone Private Credit Fund 6.25% 1/25/2031	839	840
Blackstone Private Credit Fund 5.35% 3/12/2031	2,288	2,201
Blackstone Private Credit Fund 5.95% 5/15/2031	837	824
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	2,998	2,985
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(j)	2,535	2,396
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(j)	8,155	8,041
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(j)	9,079	8,897
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,251
Brown & Brown, Inc. 4.90% 6/23/2030	10,750	10,737
Brown & Brown, Inc. 5.25% 6/23/2032	358	359
Brown & Brown, Inc. 5.55% 6/23/2035	4,915	4,907
Brown & Brown, Inc. 6.25% 6/23/2055	1,888	1,906
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(j)	1,734	1,720
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)	341	346

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD4,623	$4,638
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	592
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	343
Cipher Compute, LLC 7.125% 11/15/2030 (f)	695	723
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)	2,500	2,498
Citibank, NA 4.914% 5/29/2030	4,825	4,885
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)	1,150	1,149
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	6,497	6,514
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	2,242	2,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	4,257	4,228
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	2,506	2,222
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,164	1,199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	1,551	1,563
CME Group, Inc. 3.75% 6/15/2028	3,069	3,040
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	8,066	7,032
Corebridge Financial, Inc. 3.65% 4/5/2027	914	908
Corebridge Financial, Inc. 3.85% 4/5/2029	556	544
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	154
Corebridge Financial, Inc. 4.40% 4/5/2052	438	353
Corebridge Global Funding 4.80% 5/29/2029 (f)	660	659
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,959	5,900
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (j)	1,109	1,117
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	2,016	2,077
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (j)	300	283
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)	7,410	7,305
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)	9,407	9,386
FS KKR Capital Corp. 7.50% 8/1/2031	10,762	10,723
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (j)	1,970	1,955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	13,157	13,046
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)	2,325	2,327
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	2,184	2,174
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	4,077	3,988
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	250	225
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)	10,339	10,335
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	4,994	4,851
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	3,929	3,838
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	1,792	1,355
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	9,000	8,710
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,741	2,727
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	650	645
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	650	659
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	650	642
Guardian Life Global Funding 4.809% 6/1/2031 (f)	823	823
HPS Corporate Lending Fund 6.25% 9/30/2029	1,916	1,930
HPS Corporate Lending Fund 5.85% 6/5/2030	1,916	1,890
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	5,360	5,348
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)	8,825	8,733
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)	8,695	8,578
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	937	847
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	873	784
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	15,084	15,185
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (j)	809	835
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	480	473
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	537	575
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,064

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(j)	USD11,122	$12,859
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	125	114
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	474	423
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	512
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	230	205
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	835	606
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,836
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	1,066	1,069
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (j)	1,550	1,547
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	3,351	3,361
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	3,630	3,630
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (j)	794	757
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	4,250	4,380
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	927	947
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)	750	744
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (j)	707	664
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	4,261	4,243
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	4,045	3,561
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	525	473
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)	1,187	1,174
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	1,081	1,093
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	2,931	3,014
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	840	817
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)	9,814	9,747
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	1,222	1,217
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,699
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,015
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,229
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	640
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	581
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,792	1,695
Mastercard, Inc. 4.35% 1/15/2032	551	543
Mastercard, Inc. 4.85% 3/9/2033	258	260
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,619
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)	10,708	10,693
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)	13,443	13,408
Morgan Stanley 3.125% 7/27/2026	325	325
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	2,525	2,545
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)	1,547	1,568
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	3,775	3,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	5,750	5,676
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	1,541	1,555
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	8,175	8,069
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)	5,278	5,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	4,246	4,276
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	1,465	1,457
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	675	683
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	5,192	5,078
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	3,952	3,439
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)	3,433	3,391
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)	9,456	9,384
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	6,735	6,525
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	11,813	11,557
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)	600	597
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)	311	311
Navient Corp. 7.875% 6/15/2032	20	19

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
New York Life Global Funding 2.35% 7/14/2026 (f)	USD529	$529
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,111
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	3,750	3,767
PayPal Holdings, Inc. 2.65% 10/1/2026	593	591
PayPal Holdings, Inc. 2.30% 6/1/2030	552	505
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (j)	442	446
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (j)	855	848
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (j)	596	611
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	385
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,165
Progressive Corp. 4.60% 3/26/2031	845	843
Progressive Corp. 5.15% 3/26/2036	5,557	5,557
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,601
Prudential Financial, Inc. 3.70% 3/13/2051	677	491
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)	898	888
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,581
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,632
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	1,755	1,761
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	6,611	6,589
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)	4,240	4,243
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)	3,119	3,109
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(j)	1,000	998
Travelers Cos., Inc. 4.00% 5/30/2047	771	616
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	1,677	1,767
U.S. Bancorp 2.375% 7/22/2026	3,584	3,580
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	3,808	3,878
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(j)	800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(j)	3,204	3,250
UniCredit SpA 4.625% 4/12/2027 (f)	625	626
Visa, Inc. 4.10% 2/12/2031	9,000	8,910
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,628	5,955
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	6,295	6,352
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	358	351
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (j)	6,474	6,698
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	3,975	3,923
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	4,616	4,346
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)	14,260	14,215
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	3,360	3,628
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	810	791
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	2,980	2,685
Westpac Banking Corp. 2.963% 11/16/2040	1,344	998
		666,326

Consumer discretionary 1.18%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	748
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	181
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,925	1,979
Amazon.com, Inc. 4.10% 11/20/2030	8,200	8,062
Amazon.com, Inc. 4.55% 3/13/2033	5,654	5,564
Amazon.com, Inc. 4.35% 3/20/2033	6,500	6,329
Amazon.com, Inc. 4.65% 11/20/2035	10,460	10,176

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.875% 3/13/2036	USD3,270	$3,220
Amazon.com, Inc. 5.45% 11/20/2055	9,382	8,877
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	3,785	3,713
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	1,610	1,572
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	3,100	2,812
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)	2,375	2,332
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	1,500	1,498
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	1,570	1,587
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	1,270	1,286
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,604
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	609
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,279
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,314
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,244
Flutter Treasury DAC 5.875% 6/4/2031 (f)	3,562	3,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,180
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,415
Ford Motor Credit Co., LLC 4.97% 4/6/2029	715	708
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,914
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,275	6,312
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,207	2,189
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,756
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,130	7,180
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,477
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,695
Ford Motor Credit Co., LLC 6.467% 5/22/2036	9,250	9,402
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)	5,000	5,060
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,202	10,367
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,571
General Motors Financial Co., Inc. 5.45% 1/8/2036	11,250	11,213
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	2,205	2,226
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	5,090	5,096
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,782
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)	7,150	7,172
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,828
Home Depot, Inc. 3.90% 12/6/2028	825	818
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,128
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,629
Home Depot, Inc. 4.50% 12/6/2048	428	365
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,842
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,750
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,631
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,315
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,247
Hyundai Capital America 4.60% 4/6/2028 (f)	4,830	4,823
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,006
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,602
Hyundai Capital America 4.25% 1/8/2029 (f)	2,780	2,743
Hyundai Capital America 4.75% 6/18/2029 (f)	1,715	1,709
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,213
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,011
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,008
Hyundai Capital America 5.00% 6/18/2031 (f)	1,262	1,260
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,438
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	429
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,069
Marriott International, Inc. 4.90% 4/15/2029	1,082	1,091
Marriott International, Inc. 4.50% 5/1/2033	1,700	1,646

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD2,240	$1,947
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	510
McDonald’s Corp. 4.60% 9/9/2032	642	642
Mobility Global, Inc. 6.05% 6/15/2036 (f)	475	481
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	747
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,882
Newell Brands, Inc. 6.375% 5/15/2030	535	543
Newell Brands, Inc. 6.625% 5/15/2032	385	390
Newell Brands, Inc. 7.375% 4/1/2036	1,025	1,041
Newell Brands, Inc. 7.50% 4/1/2046	475	444
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	317
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,001
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,659
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,293
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	2,080	2,062
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,045
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	979	953
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	12,767	12,679
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	11,542	11,184
Sally Holdings, LLC 6.75% 4/1/2032	920	941
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,830
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	1,795	1,536
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	2,045	2,107
Starbucks Corp. 5.00% 2/15/2034	332	333
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,214
Toyota Motor Credit Corp. 4.05% 3/13/2029	5,754	5,689
Toyota Motor Credit Corp. 4.60% 3/11/2033	4,173	4,094
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,033
Travel + Leisure Co. 6.25% 6/1/2031 (f)	3,775	3,801
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,427
Whirlpool Corp. 7.50% 7/1/2031 (f)	400	406
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	1,915	1,891
		336,310

Communication services 0.96%
Alphabet, Inc. 4.10% 2/15/2031	2,319	2,279
Alphabet, Inc. 4.375% 11/15/2032	177	174
Alphabet, Inc. 4.40% 2/15/2033	1,548	1,515
Alphabet, Inc. 4.70% 11/15/2035	4,275	4,190
Alphabet, Inc. 4.80% 2/15/2036	2,109	2,074
Altice France 6.50% 4/15/2032 (f)	3,404	3,293
AT&T, Inc. 4.75% 4/30/2033	11,075	10,841
AT&T, Inc. 5.40% 2/15/2034	1,369	1,388
AT&T, Inc. 3.50% 9/15/2053	5,140	3,339
Beignet Investor, LLC 6.581% 5/30/2049 (f)	2,225	2,271
CCO Holdings, LLC 5.125% 5/1/2027 (f)	985	983
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,281
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,811
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,763
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	921
Charter Communications Operating, LLC 3.50% 3/1/2042	6,200	4,288
Charter Communications Operating, LLC 4.80% 3/1/2050	6,740	5,032
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,411
Charter Communications Operating, LLC 3.90% 6/1/2052	14,963	9,547
Charter Communications Operating, LLC 5.25% 4/1/2053	6,027	4,703
Charter Communications Operating, LLC 6.70% 12/1/2055	775	739
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,560

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Connect Holding II, LLC 10.50% 4/3/2031 (f)	USD1,060	$1,063
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	357	357
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,879
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	4,050	4,205
Discovery Global Holdings, Inc. 3.755% 3/15/2027	288	287
Discovery Global Holdings, Inc. 4.279% 3/15/2032	6,050	5,433
Discovery Global Holdings, Inc. 5.05% 3/15/2042	6,190	4,542
Discovery Global Holdings, Inc. 5.141% 3/15/2052	664	447
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,441
EchoStar Corp. 10.75% 11/30/2029	6,925	7,487
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,826
Embarq, LLC 7.995% 6/1/2036	8,084	2,344
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	6,943
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,191
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,217
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	478
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(k)	7,723	3,439
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	843
Meta Platforms, Inc. 4.60% 11/15/2032	9,741	9,581
Meta Platforms, Inc. 4.875% 11/15/2035	10,997	10,706
Meta Platforms, Inc. 5.25% 5/15/2036	512	509
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	2,871
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,255
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,434
Meta Platforms, Inc. 6.30% 5/15/2056	156	155
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	2,859
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	3,260	3,262
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	4,083	4,077
Orange 4.75% 1/13/2033 (f)	5,923	5,812
Orange 5.00% 1/13/2036 (f)	798	780
Orange 5.75% 1/13/2056 (f)	325	325
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,722
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,479
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	10,357	9,755
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	825	816
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	5,147	5,135
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	7,234	7,193
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	5,250	5,183
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,084
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,930
T-Mobile USA, Inc. 4.80% 7/15/2028	416	418
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,364
T-Mobile USA, Inc. 4.95% 11/15/2035	833	815
Univision Communications, Inc. 4.50% 5/1/2029 (f)	4,659	4,452
Univision Communications, Inc. 7.375% 6/30/2030 (f)	16	16
Verizon Communications, Inc. 2.55% 3/21/2031	410	372
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,565
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,147
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,961
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,810
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,706
Verizon Communications, Inc. 5.401% 7/2/2037	181	181
Verizon Communications, Inc. 2.85% 9/3/2041	238	169
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,452
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,700

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD1,537	$906
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,631
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,496
		271,942

Health care 0.92%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,682
Abbott Laboratories 4.30% 3/15/2033	6,750	6,549
Abbott Laboratories 4.65% 3/15/2036	10,226	9,933
AbbVie, Inc. 4.125% 3/15/2031	1,537	1,505
AbbVie, Inc. 4.95% 3/15/2031	10,500	10,652
AbbVie, Inc. 4.40% 3/15/2033	3,068	3,003
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,107
AbbVie, Inc. 4.75% 3/15/2036	966	945
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,928
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,243
AbbVie, Inc. 5.55% 3/15/2056	707	696
Accendra Health, Inc. 9.00% 6/15/2032 (f)	6,307	5,876
Accendra Health, Inc. 9.75% 6/15/2033 (f)	2,473	1,691
Accendra Health, Inc. 9.75% 6/15/2033 (f)	1,990	1,360
Amgen, Inc. 4.20% 2/19/2031	4,389	4,305
Amgen, Inc. 5.25% 3/2/2033	9,300	9,467
Amgen, Inc. 4.85% 2/19/2036	5,467	5,358
Amgen, Inc. 5.60% 3/2/2043	1,500	1,492
Amgen, Inc. 5.50% 2/19/2046	6,029	5,851
Amgen, Inc. 5.65% 3/2/2053	253	246
Amgen, Inc. 5.65% 2/19/2056	5,222	5,102
Amgen, Inc. 4.40% 2/22/2062	1,521	1,194
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,599
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,681
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	597
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	5,525	5,519
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,311	3,990
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	632
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	3,000	1,774
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,027
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,995
Baxter International, Inc. 4.45% 2/15/2029	259	256
Baxter International, Inc. 4.90% 12/15/2030	941	934
Baxter International, Inc. 5.65% 12/15/2035	682	677
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,447
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,193
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	1,015	998
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	191
Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,075	4,157
Centene Corp. 2.45% 7/15/2028	3,025	2,876
Centene Corp. 4.625% 12/15/2029	2,350	2,281
Cigna Group (The) 5.25% 1/15/2036	7,000	7,020
CVS Health Corp. 5.00% 1/30/2029	3,831	3,866
CVS Health Corp. 5.40% 6/1/2029	4,144	4,235
CVS Health Corp. 5.55% 6/1/2031	3,039	3,131
CVS Health Corp. 5.70% 6/1/2034	4,053	4,185
CVS Health Corp. 6.20% 9/15/2055	380	389
DaVita, Inc. 6.875% 9/1/2032 (f)	10	10
Elevance Health, Inc. 5.20% 2/15/2035	610	611
Elevance Health, Inc. 5.125% 2/15/2053	308	276
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,824

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Eli Lilly and Co. 5.10% 2/12/2035	USD8,075	$8,205
Encompass Health Corp. 5.875% 6/1/2034 (f)	535	534
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	2,200	2,314
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,530
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,719
Gilead Sciences, Inc. 5.10% 6/15/2035	500	504
Humana, Inc. 5.375% 4/15/2031	2,862	2,902
Humana, Inc. 5.55% 5/1/2035	6,289	6,301
Humana, Inc. 5.75% 4/15/2054	1,359	1,276
Humana, Inc. 6.00% 5/1/2055	370	359
Medline Borrower, LP 5.00% 6/15/2031 (f)	442	440
Medline Borrower, LP 5.25% 6/15/2033 (f)	325	323
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,979
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,222
Novartis Capital Corp. 2.00% 2/14/2027	570	563
Novartis Capital Corp. 4.90% 3/18/2036	1,279	1,272
Novartis Capital Corp. 5.60% 3/18/2046	14	14
Novartis Capital Corp. 5.70% 3/18/2056	54	55
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	943
Pfizer, Inc. 4.50% 11/15/2032	8,750	8,634
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,644
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,428
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,202
Summa Health 3.511% 11/15/2051	1,483	1,086
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,971
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	663
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,921
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,336
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,256
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	297	292
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	112	110
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,368	1,352
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,271	3,302
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,051	5,146
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,284
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,691
		260,183

Energy 0.77%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,270
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	517
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	435
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	3,850	3,780
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	1,007	984
Bristow Group, Inc. 6.75% 2/1/2033 (f)	1,895	1,902
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,241
Caturus Energy, LLC 8.50% 2/15/2030 (f)	735	766
Caturus Energy, LLC 7.125% 5/15/2031 (f)	2,965	2,937
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	1,455	1,448
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	1,124	1,136
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,345
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,006
CNX Resources Corp. 5.875% 3/1/2034 (f)	870	847
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,444
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,523

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	USD1,210	$1,203
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,936
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,414
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	990
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	404
EOG Resources, Inc. 4.40% 7/15/2028	410	409
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,015
EQT Corp. 7.50% 6/1/2030	642	693
EQT Corp. 4.75% 1/15/2031	1,635	1,620
Equinor ASA 4.25% 11/23/2041	1,792	1,573
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)	970	968
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	790
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	396
Genesis Energy, LP 8.25% 1/15/2029	670	692
Genesis Energy, LP 8.875% 4/15/2030	884	925
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,156
Genesis Energy, LP 6.75% 3/15/2034	3,665	3,639
Global Partners, LP 7.125% 7/1/2033 (f)	1,550	1,569
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	3,461	3,500
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	756
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,653
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	399
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	2,190	2,177
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	555	557
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)	2,310	2,260
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,333
Matador Resources Co. 6.00% 4/15/2034 (f)	945	922
MPLX, LP 4.125% 3/1/2027	448	447
MPLX, LP 5.40% 9/15/2035	1,329	1,326
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,825
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)	1,375	236
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(g)	7,616	6,924
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	20,422	7,230
Noble Finance II, LLC 6.25% 6/15/2034 (f)	1,590	1,559
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	721
Occidental Petroleum Corp. 6.60% 3/15/2046	4,568	4,878
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,587
Oceaneering International, Inc. 6.875% 7/15/2034 (f)	3,100	3,151
Par Petroleum, LLC 7.375% 6/1/2034 (f)	2,825	2,860
Parex Resources, Inc. 8.50% 5/11/2031 (f)	1,030	1,047
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	616
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,056
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	817
Petrobras Global Finance BV 5.125% 9/10/2030	7,100	6,984
Petroleos Mexicanos 6.84% 1/23/2030	4,225	4,342
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,904
Petroleos Mexicanos 6.50% 6/2/2041	41	37
Petroleos Mexicanos 6.375% 1/23/2045	16	14
Petroleos Mexicanos 6.75% 9/21/2047	139	119
Petroleos Mexicanos 6.35% 2/12/2048	23	19
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,378
Petroleos Mexicanos 6.95% 1/28/2060	163	137
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	11,000	10,761
Schlumberger Investment SA 4.55% 5/7/2031	2,242	2,230
Schlumberger Investment SA 4.80% 5/7/2033	3,217	3,200

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD4,446	$4,428
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	656
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)	2,070	2,000
SM Energy Co. 8.375% 7/1/2028 (f)	2,780	2,846
SM Energy Co. 8.625% 11/1/2030 (f)	525	552
SM Energy Co. 8.75% 7/1/2031 (f)	735	768
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)	2,850	2,883
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,674
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,505
Sunoco, LP 4.50% 5/15/2029	925	905
Sunoco, LP 4.50% 4/30/2030	1,105	1,074
Sunoco, LP 4.625% 5/1/2030 (f)	510	493
Sunoco, LP 5.625% 3/15/2031 (f)	550	546
Sunoco, LP 5.375% 7/15/2031 (f)	1,355	1,337
Sunoco, LP 6.25% 7/1/2033 (f)	530	535
Sunoco, LP 5.875% 3/15/2034 (f)	580	572
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(j)	1,470	1,530
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,299
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,535
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	11,989	11,790
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	971
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	524
Transocean International, Ltd. 8.50% 5/15/2031 (f)	2,000	2,078
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,175
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,530
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	4,445	4,496
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	5,205	5,420
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(j)	2,000	1,954
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	947
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,973
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,159
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,352
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,093
		218,572

Industrials 0.74%
ADT Security Corp. 5.875% 10/15/2033 (f)	2,310	2,271
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	2,400	2,351
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,652
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,291
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	5,984
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,450
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,718
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,823
BAE Systems PLC 5.50% 3/26/2054 (f)	599	593
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,958
Boeing Co. (The) 5.15% 5/1/2030	945	957
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	227	241
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,251
Boeing Co. (The) 6.528% 5/1/2034	7,380	8,031
Boeing Co. (The) 5.805% 5/1/2050	2,507	2,478
Boeing Co. (The) 6.858% 5/1/2054	2,093	2,354

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 7.008% 5/1/2064	USD1,149	$1,308
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,373
CACI International, Inc. 6.375% 6/15/2033 (f)	1,550	1,573
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,371
Canadian Pacific Railway Co. 4.00% 3/15/2029	1,090	1,074
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,736
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	155
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	427
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,796
Caterpillar Financial Services Corp. 4.50% 5/15/2031	962	958
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,685	1,690
CSX Corp. 4.25% 3/15/2029	1,062	1,054
CSX Corp. 4.10% 11/15/2032	5,808	5,624
CSX Corp. 5.05% 6/15/2035	6,111	6,126
Eaton Corp. 4.50% 3/6/2033	3,095	3,031
Eaton Corp. 4.80% 3/6/2036	5,031	4,938
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	1,550	1,583
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	2,000	1,968
ESAB Corp. 5.625% 4/1/2031 (f)	1,055	1,059
GE Vernova, Inc. 4.25% 2/4/2031	201	198
GE Vernova, Inc. 4.875% 2/4/2036	374	368
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)	3,970	3,993
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,565
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	527
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	10,033	9,863
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	8,498	8,345
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	785	773
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,151
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,667
Moog, Inc. 5.50% 10/15/2034 (f)	5,325	5,257
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,486
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,862
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,794
Norfolk Southern Corp. 4.55% 6/1/2053	380	318
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,907
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,079
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,885
Paychex, Inc. 5.60% 4/15/2035	427	432
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	2,600	2,638
RTX Corp. 5.15% 2/27/2033	2,669	2,719
RTX Corp. 5.375% 2/27/2053	3,950	3,785
Science Applications International Corp. 5.875% 11/1/2033 (f)	1,160	1,144
Siemens Funding BV 4.90% 5/28/2032 (f)	8,500	8,611
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,512
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	2,950	2,926
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	3,465	3,430
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	382	382
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,525
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,187
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,694
TransDigm, Inc. 6.125% 7/31/2034 (f)	6,716	6,716
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,012
Union Pacific Corp. 2.80% 2/14/2032	5,442	4,957
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,907
Union Pacific Corp. 2.95% 3/10/2052	436	279
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,307	2,290
Union Pacific Corp. 3.839% 3/20/2060	546	394
Union Pacific Corp. 3.799% 4/6/2071	545	375

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD592	$576
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	1,190	1,181
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	1,875	1,859
		208,836

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,621
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,272
Amphenol Corp. 4.40% 2/15/2033	743	723
Amphenol Corp. 4.625% 2/15/2036	7,296	7,047
Amphenol Corp. 5.30% 11/15/2055	3,508	3,331
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,162
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,505
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)	775	837
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	1,060	1,075
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,761
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	1,450	1,409
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	2,790
CoreWeave, Inc. 9.75% 10/1/2031 (f)	1,685	1,682
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	7,908
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,028
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	3,867
Flash Compute, LLC 7.25% 12/31/2030 (f)	1,325	1,364
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,976
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	5,752
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	1,215	1,231
Intel Corp. 3.05% 8/12/2051	3,212	2,011
Intel Corp. 5.60% 2/21/2054	6,309	5,904
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	370	371
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,709
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,421
NVIDIA Corp. 4.95% 6/15/2036	500	496
Oracle Corp. 4.95% 2/4/2031	1,869	1,830
Oracle Corp. 5.50% 8/3/2035	647	619
Oracle Corp. 5.20% 9/26/2035	8,356	7,826
Oracle Corp. 5.70% 2/4/2036	12,110	11,732
Oracle Corp. 5.875% 9/26/2045	280	245
Oracle Corp. 6.00% 8/3/2055	4,451	3,793
Oracle Corp. 5.95% 9/26/2055	4,112	3,497
Oracle Corp. 6.70% 2/4/2056	14,207	13,380
Oracle Corp. 6.10% 9/26/2065	3,733	3,126
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	11,217	11,186
SE Cosmos, LLC 8.875% 5/1/2031 (f)	3,860	3,972
Synopsys, Inc. 4.85% 4/1/2030	3,889	3,897
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,159
Synopsys, Inc. 5.70% 4/1/2055	2,171	2,107
Unisys Corp. 10.625% 1/15/2031 (f)	778	733
Viasat, Inc. 6.50% 7/15/2028 (f)	3,075	3,070
Viasat, Inc. 7.50% 5/30/2031 (f)	1,575	1,593
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	549	608
WULF Compute, LLC 7.75% 10/15/2030 (f)	295	310
		164,936

Utilities 0.58%
AES Corp. 5.20% 7/15/2029	950	956
AES Corp. 3.95% 7/15/2030 (f)	2,275	2,180
AES Corp. 5.75% 7/15/2033	1,350	1,359

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD386	$386
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (j)	1,375	1,409
Commonwealth Edison Co. 4.35% 11/15/2045	972	821
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,727
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,831
Consumers Energy Co. 4.50% 1/15/2031	4,050	4,023
Consumers Energy Co. 5.05% 5/15/2035	525	526
Consumers Energy Co. 5.125% 5/1/2036	7,450	7,448
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	2,703	2,745
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (j)	2,825	2,834
Duke Energy Carolinas, LLC 4.65% 6/15/2031	1,864	1,864
Duke Energy Carolinas, LLC 5.15% 6/15/2036	9,785	9,799
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,674
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	579
Duke Energy Progress, LLC 3.70% 10/15/2046	457	348
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 6.95% 11/15/2029	2,275	2,378
Edison International 6.25% 3/15/2030	3,492	3,589
Edison International 5.25% 3/15/2032	6,672	6,591
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(j)	1,475	1,713
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,244
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)	425	425
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (j)	1,000	1,027
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Florida Power & Light Co. 4.70% 2/15/2036	1,700	1,649
Generadora de Gatun SA 6.874% 9/30/2044 (f)	1,110	1,147
MidAmerican Energy Co. 5.30% 2/1/2055	650	612
MidAmerican Energy Co. 5.50% 11/15/2056	225	217
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	702
NiSource, Inc. 5.30% 5/18/2036	50	50
Northern States Power Co. 5.05% 5/15/2035	50	50
Northern States Power Co. 4.85% 5/15/2036	600	590
Northern States Power Co. 5.40% 3/15/2054	175	168
NRG Energy, Inc. 5.875% 5/15/2034 (f)	3,900	3,881
NRG Energy, Inc. 6.125% 5/15/2036 (f)	2,375	2,377
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	203
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,646	5,068
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,589	5,764
Pacific Gas and Electric Co. 5.60% 8/15/2036	50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,500	2,089
PacifiCorp 2.70% 9/15/2030	1,600	1,471
PacifiCorp 5.30% 2/15/2031	1,613	1,638
PacifiCorp 5.10% 4/15/2031	9,052	9,137
PacifiCorp 5.45% 4/15/2033	10,613	10,777
PacifiCorp 5.45% 2/15/2034	813	823
PacifiCorp 5.80% 4/15/2036	4,166	4,278
PacifiCorp 6.25% 10/15/2037	138	145
PacifiCorp 4.15% 2/15/2050	1,475	1,121
PacifiCorp 5.35% 12/1/2053	2,999	2,692
PacifiCorp 5.50% 5/15/2054	2,867	2,631
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,030	3,964
Public Service Electric and Gas Co. 1.90% 8/15/2031	875	766
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	409
Public Service Electric and Gas Co. 5.625% 1/1/2056	3,725	3,685

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	USD249	$249
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	2,821	2,807
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	451	450
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	177	177
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,655
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,766
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,241
Southern California Edison Co. 5.75% 4/1/2035	605	613
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,654
Southern California Edison Co. 4.50% 9/1/2040	452	389
Southern California Edison Co. 3.65% 2/1/2050	234	162
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	5,725	5,727
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	6,675	6,669
Union Electric Co. 5.75% 9/15/2056	200	200
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	1,962
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,227
		164,547

Consumer staples 0.47%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,750	1,694
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	3,735	3,654
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	1,455	1,407
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	9,810	9,355
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,099
BAT Capital Corp. 6.343% 8/2/2030	124	131
BAT Capital Corp. 5.35% 8/15/2032	10,500	10,750
BAT Capital Corp. 4.625% 3/22/2033	2,026	1,983
BAT Capital Corp. 6.421% 8/2/2033	134	145
BAT Capital Corp. 5.625% 8/15/2035	631	650
BAT Capital Corp. 4.54% 8/15/2047	627	517
Campbell’s Co. (The) 4.75% 3/23/2035	952	889
Clorox Co. 4.70% 5/15/2031	1,032	1,026
Clorox Co. 4.95% 5/15/2033	817	809
Clorox Co. 5.25% 5/15/2036	1,352	1,347
Coca-Cola Co. 1.00% 3/15/2028	842	798
Constellation Brands, Inc. 3.60% 2/15/2028	560	552
Constellation Brands, Inc. 4.85% 5/6/2031	1,587	1,587
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,177
Coty, Inc. 5.60% 1/15/2031 (f)	507	494
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	445	449
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	1,175	1,154
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,397
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	12,181	12,107
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,271
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,146
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	3,065	3,126
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,456
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,658
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	247
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	881
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	1,810	1,845
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,419
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,869
Mars, Inc. 5.20% 3/1/2035 (f)	385	387
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,584
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,183

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.125% 11/17/2027	USD319	$322
Philip Morris International, Inc. 4.875% 2/15/2028	623	627
Philip Morris International, Inc. 4.625% 11/1/2029	703	704
Philip Morris International, Inc. 5.625% 11/17/2029	154	159
Philip Morris International, Inc. 5.125% 2/15/2030	433	440
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,317
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,216
Philip Morris International, Inc. 4.25% 10/29/2032	770	747
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,716
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,316
Post Holdings, Inc. 4.625% 4/15/2030 (f)	5,186	5,013
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,496
Post Holdings, Inc. 6.25% 10/15/2034 (f)	890	875
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,025
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	695	695
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,001
		132,912

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,690
Celanese US Holdings, LLC 7.165% 7/15/2027	1,996	2,045
Celanese US Holdings, LLC 7.55% 11/15/2030	2,501	2,653
Celanese US Holdings, LLC 7.45% 11/15/2033	1,618	1,730
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,338
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,501
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,666
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,279
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	709
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,026
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,677
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	2,450	2,449
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,533
Dow Chemical Co. (The) 4.80% 1/15/2031	1,040	1,025
Dow Chemical Co. (The) 5.35% 3/15/2035	1,745	1,718
Dow Chemical Co. (The) 5.65% 3/15/2036	196	195
Dow Chemical Co. (The) 4.375% 11/15/2042	138	111
Dow Chemical Co. (The) 4.625% 10/1/2044	66	54
Dow Chemical Co. (The) 4.80% 5/15/2049	435	348
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	701
Ecolab, Inc. 4.80% 6/15/2031	9,250	9,294
Ecolab, Inc. 5.15% 6/15/2033	9,250	9,381
Ecolab, Inc. 5.35% 6/15/2036	4,500	4,579
FMC Corp. 8.00% 6/1/2031 (f)	2,800	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(j)	2,865	766
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	3,843
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,305
LYB International Finance III, LLC 5.50% 3/1/2034	778	772
LYB International Finance III, LLC 6.15% 5/15/2035	1,467	1,504
LYB International Finance III, LLC 5.875% 1/15/2036	5,140	5,156
LYB International Finance III, LLC 3.375% 10/1/2040	1,785	1,308
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	644	665
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,576
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)	1,195	1,183
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)	1,205	1,186
Mosaic Co. 4.05% 11/15/2027	941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	3,956
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,360

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD3,244	$3,284
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,283
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)	3,125	3,172
Westlake Corp. 4.375% 11/15/2047	448	348
		93,578

Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,623
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,090
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	313
American Tower Corp. 1.45% 9/15/2026	246	245
American Tower Corp. 3.55% 7/15/2027	1,277	1,266
American Tower Corp. 3.60% 1/15/2028	896	883
American Tower Corp. 1.50% 1/31/2028	2,240	2,136
American Tower Corp. 2.30% 9/15/2031	1,344	1,186
American Tower Corp. 2.95% 1/15/2051	1,792	1,125
Boston Properties, LP 6.50% 1/15/2034	2,223	2,360
Boston Properties, LP 5.75% 1/15/2035	2,324	2,347
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,082
FibraSOMA 7.125% 5/28/2036 (f)	1,485	1,480
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,760
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,691
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	825	819
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	1,100	1,087
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,860
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,731
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,536
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	995	1,000
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)	2,655	2,716
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)	2,920	2,984
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,646	1,663
MPT Operating Partnership, LP 5.00% 10/15/2027	2,137	2,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,065
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	4,550	4,452
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,025
Prologis, LP 4.875% 6/15/2028	1,357	1,369
Prologis, LP 4.75% 6/15/2033	2,359	2,338
Prologis, LP 5.00% 3/15/2034	1,850	1,847
Prologis, LP 5.00% 1/31/2035	1,033	1,028
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031	644	579
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,165
Service Properties Trust 0% 9/30/2027 (f)	1,000	928
Service Properties Trust 3.95% 1/15/2028	1,290	1,258
Service Properties Trust 4.95% 10/1/2029	1,610	1,518
Service Properties Trust 4.375% 2/15/2030	339	308
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,140
Service Properties Trust 8.875% 6/15/2032	2,153	2,218
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,568
Sun Communities Operating, LP 2.70% 7/15/2031	785	707
UDR, Inc. 2.95% 9/1/2026	681	679
		87,174
Total corporate bonds and notes		2,605,316

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 7.69%
Federal agency mortgage-backed obligations 6.77%
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	USD— (d)	$— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)	4	4
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	1	1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	107	109
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)	67	68
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	193	191
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)	201	189
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)	190	191
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)	452	474
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)	109	114
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	3,517	3,308
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)	38	40
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)	307	322
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)	55	56
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)	105	98
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)	34	35
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)	546	573
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	6	6
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	200	211
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)	597	630
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)	5	5
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)	185	196
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)	128	134
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)	11	12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)	434	455
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)	60	62
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)	5	5
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)	41	43
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)	120	126
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)	144	150
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)	298	310
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	5,014	4,355
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	15,264	12,772
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)	2,176	2,034
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,228	1,183
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	666	642
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	620	597
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)	3,886	3,629
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	6,320	5,879
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	869	809
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	1,974	1,836
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)	78	74
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	258	234
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)	937	889
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)	1,030	951
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)	1,590	1,472
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	335	303
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)	114	105
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)	7	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)	1,255	1,156
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)	1,634	1,518
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)	1,278	1,142
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	4,101	3,507
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	406	341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	293	245
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	9,245	7,899
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)	501	402

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	USD273	$240
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)	1,092	914
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)	2,250	1,801
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	7,479	6,352
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	1,192	1,021
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)	665	557
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	37	31
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	10,262	9,159
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)	3,628	2,912
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)	1,891	1,514
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)	1,536	1,233
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	848	829
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	4,798	3,870
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)	192	154
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)	1,047	879
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)	727	609
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	66	56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)	27	22
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)	5,699	4,576
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)	1,830	1,464
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)	1,777	1,427
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)	314	251
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	2,943	2,507
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)	360	301
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)	57	48
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	3,869	3,114
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)	1,656	1,325
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)	89	75
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)	38	32
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)	5,206	4,546
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	4,185	3,683
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	500	443
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)	1,892	1,513
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)	1,874	1,499
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)	4,578	3,832
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)	1,301	1,089
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)	352	294
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	133	112
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)	2,033	1,626
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)	32,777	27,433
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	8,780	7,348
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	376	331
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	144	116
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	1,929	1,614
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	1,188	995
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)	915	766
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)	3,608	3,224
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	64	56
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)	1,770	1,416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	3,842	3,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	1,453	1,216
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)	637	535
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)	296	248
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)	33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)	981	785
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	1,424	1,192
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	499	418
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)	127	106
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)	83	69
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)	10,864	8,690

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	USD7,198	$5,785
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)	4,405	3,524
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)	7,321	6,445
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	2,278	1,830
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)	167	134
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	13,150	11,233
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	6,116	5,229
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	148	126
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	70	60
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	2,788	2,236
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)	1,148	922
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)	691	583
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)	389	327
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)	114	96
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)	60	51
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	21	17
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)	8,788	7,739
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	6,112	4,896
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	4,382	3,517
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)	1,641	1,315
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	922	739
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	7,757	6,492
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)	1,850	1,549
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)	636	532
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)	624	525
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)	528	442
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)	134	113
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	49,012	43,869
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (l)	44	40
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)	36	32
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	2,753	2,206
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)	2,516	2,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	2,303	1,849
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	1,529	1,227
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	1,240	993
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)	1,238	992
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)	756	636
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)	741	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)	581	490
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)	151	127
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	23	19
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	5,541	4,444
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	2,812	2,259
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	2,038	1,630
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)	834	702
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)	827	696
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)	825	694
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)	155	130
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)	130	110
Fannie Mae Pool #FS1189 3.50% 4/1/2052 (l)	2,182	1,982
Fannie Mae Pool #FS2051 3.50% 4/1/2052 (l)	1,739	1,580
Fannie Mae Pool #BV9195 3.50% 4/1/2052 (l)	868	788
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (l)	35	32
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	595	559
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)	9,055	7,293
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)	943	754
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	885	744

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	USD808	$679
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)	109	91
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)	38	32
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)	43	39
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (l)	41	37
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	2,260	1,813
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)	1,884	1,508
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)	717	574
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)	1,355	1,138
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)	37	34
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	1,221	1,145
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	4,148	3,326
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	58,163	48,679
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)	98	86
Fannie Mae Pool #FS2482 3.50% 7/1/2052 (l)	447	406
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)	21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)	148	124
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)	82	69
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	2,217	1,936
Fannie Mae Pool #BT8311 3.50% 8/1/2052 (l)	3,980	3,615
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (l)	32	29
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)	15,459	12,365
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)	825	795
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)	7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)	5,805	5,603
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)	862	722
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	2,035	2,063
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)	2,450	2,368
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	811	820
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)	271	246
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	1,795	1,818
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	612	608
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	812	821
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	140	141
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)	178	184
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)	261	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)	529	522
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	503	508
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	902	939
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	326	339
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	291	303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	10,788	8,659
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)	777	653
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)	727	610
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	1,923	1,939
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)	84	84
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)	4,780	4,839
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	14,394	14,754
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)	1,428	1,439
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	3,258	3,336
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	3,440	3,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	5,109	5,230
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	21	21
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)	33	30
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)	241	244
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	115	117
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	4,856	5,028

135	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	USD1,377	$1,442
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)	1,820	1,703
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)	452	456
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	2,544	2,622
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	1,318	1,370
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)	4,054	4,086
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	3,935	3,968
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	699	720
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)	617	631
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	7	7
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	6,210	6,256
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)	504	519
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)	14	14
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	884	890
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,416	1,450
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	818	849
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	800	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	732	751
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	667	685
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)	745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)	40	42
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	4,158	4,187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)	2,181	2,210
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,275	1,291
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	7,979	8,168
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	907	928
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	521	536
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	87	89
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	12	12
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)	3,421	3,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)	2,659	2,770
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)	1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)	176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)	1,254	1,264
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	6,163	6,309
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	2,354	2,422
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	1,211	1,241
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	1,014	1,040
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	997	1,026
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	868	892
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	536	549
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	271	279
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	258	267
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	222	230
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,143	1,190
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)	1,092	1,138
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)	3,365	3,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	2,153	2,182
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)	1,896	1,910
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	870	876
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	2,377	2,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	35	36
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	447	457
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	93	95
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)	868	789
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)	1,637	1,532

American Funds Insurance Series	136

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	USD1,686	$1,704
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)	478	481
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)	254	255
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)	79	78
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)	25	24
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	1,370	1,383
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	18,185	18,615
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	2,320	2,375
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	202	207
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)	12,234	11,761
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)	43	43
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	2,238	2,291
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)	208	200
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)	1,460	1,467
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	292	299
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	9,634	9,239
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (l)	155	141
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	10,236	9,816
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)	189	190
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	6,535	6,690
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	237	243
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	230	236
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)	142	145
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)	134	137
Fannie Mae Pool #DE0111 3.50% 6/1/2055 (l)	1,804	1,638
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)	802	821
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	1,104	1,138
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)	2,012	1,827
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (l)	161	146
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (l)	27	27
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (l)	386	380
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (l)	263	239
Fannie Mae Pool #DH0530 3.50% 5/1/2056 (l)	120	109
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (l)	2,474	2,246
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (l)	112	101
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	5,013	4,705
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	8,629	8,361
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	3,078	2,645
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	8,572	7,016
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	704	603
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	2,946	2,645
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	3,092	2,859
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	46	46
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)	21	18
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)	6,298	5,930
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)	158	148
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)	44	41
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)	269	272
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (l)	30	32
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)	39	38
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	16,518	14,423
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)	360	364
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)	1,093	1,058
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	714	689
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	478	460
Freddie Mac Pool #760014 4.634% 8/1/2045 (l)(m)	125	125
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)	3,305	3,164
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)	3,045	2,922
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	2,937	2,676

137	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	USD166	$163
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	145	142
Freddie Mac Pool #760015 4.24% 1/1/2047 (l)(m)	299	291
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)	1,016	942
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)	1,671	1,586
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	1,419	1,388
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	710	594
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)	2,398	2,008
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	259	229
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	23,599	19,072
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	13,430	10,993
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)	1,900	1,520
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)	1,620	1,296
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)	2,077	1,662
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)	53	44
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)	22	19
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	24,407	19,755
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)	1,903	1,522
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	49	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	381	320
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)	50	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	628	526
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	304	270
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (l)	2,988	2,714
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)	738	593
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)	826	691
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	316	276
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	7,628	6,530
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	5,193	4,455
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)	1,062	889
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	44	37
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	5,085	4,528
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)	91	79
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	6,302	5,275
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	285	239
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	137	122
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	3,417	2,740
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)	772	675
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	1,513	1,215
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	5,094	4,353
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)	2,803	2,352
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)	193	154
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)	71	57
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)	2,454	2,060
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	1,806	1,538
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)	851	717
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	260	231
Freddie Mac Pool #QD5877 3.50% 1/1/2052 (l)	2,988	2,715
Freddie Mac Pool #QD4876 3.50% 1/1/2052 (l)	1,991	1,808
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (l)	80	73
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	4,153	3,322
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)	1,560	1,251
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)	1,483	1,188
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)	805	647
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	774	621
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)	483	407
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	63	53
Freddie Mac Pool #QD7995 3.50% 2/1/2052 (l)	898	821
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	79	73
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)	7,071	5,656

American Funds Insurance Series	138

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	USD3,519	$2,823
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	2,716	2,184
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)	1,655	1,326
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)	1,034	830
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)	805	645
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	236	189
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)	53	42
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)	766	644
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	27	23
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (l)	4,631	4,207
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (l)	33	30
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	2,762	2,216
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)	1,650	1,324
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)	1,482	1,187
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	987	790
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)	726	611
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)	551	463
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	330	277
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	126	106
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	104	87
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	69	59
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)	26	22
Freddie Mac Pool #RA7192 3.50% 4/1/2052 (l)	1,862	1,692
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (l)	154	140
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)	792	666
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)	144	121
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	9,884	8,645
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (l)	87	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)	3,324	2,674
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	4,967	4,343
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)	274	239
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (l)	57	52
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)	1,731	1,625
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	4,922	4,143
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)	9,037	7,891
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	1,062	938
Freddie Mac Pool #QE7126 3.50% 8/1/2052 (l)	903	820
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (l)	33,081	32,059
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	152	147
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)	820	689
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)	697	587
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)	93	78
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)	1,780	1,555
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	150	145
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	60	58
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)	218	183
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)	65	55
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)	9,656	9,327
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)	905	759
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)	646	542
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	942	936
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)	215	212
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	2,269	2,294
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	445	463
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	400	417
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	384	404
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	362	381
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	263	277
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	201	212
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	146	152

139	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	USD112	$119
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)	816	686
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	3,640	3,679
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	608	632
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)	329	311
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	5,096	5,151
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)	789	662
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)	95	80
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)	3,645	3,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)	46,213	45,740
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)	19,469	19,657
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)	522	542
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	26	27
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	389	403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)	229	237
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	352	355
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	8,602	8,806
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	9,282	9,353
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)	72	75
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	1,282	1,299
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	930	937
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	326	337
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)	13,402	13,575
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)	6,956	7,005
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)	2,702	2,721
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	443	458
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	390	396
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	1,336	1,376
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	980	1,018
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)	427	447
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	809	815
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	647	655
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)	584	592
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	4,416	4,521
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	2,306	2,368
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	547	561
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	9	9
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)	3,425	3,564
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)	1,782	1,856
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)	207	204
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)	8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	5,426	5,469
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	3,142	3,161
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	3,067	3,101
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)	1,025	1,039
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	547	553
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	4,130	4,227
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	2,280	2,358
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	2,084	2,136
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	1,470	1,513
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	725	742
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	171	176
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	1,348	1,400
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	944	982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	548	568
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	3,268	3,293
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	2,462	2,491
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)	2,100	2,113
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	1,814	1,822

American Funds Insurance Series	140

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	USD1,393	$1,414
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	1,241	1,255
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)	923	929
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	2,979	3,066
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	2,618	2,696
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	2,554	2,642
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	2,540	2,639
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	1,396	1,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	1,257	1,287
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)	855	886
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)	491	513
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	172	179
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	66	68
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	1,274	1,281
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)	1,936	1,864
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)	111	106
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	4,737	4,665
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	4,853	4,879
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	2,624	2,639
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)	82	82
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)	18	18
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)	3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	2,710	2,724
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,137	1,150
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)	233	234
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (l)	63	58
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)	3,543	3,561
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	1,393	1,426
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	144	144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	92	94
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (l)	44	40
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)	867	871
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (l)	29	27
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	4,169	4,268
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	1,469	1,504
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	69	70
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (l)	2,008	1,824
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	3,771	3,860
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	532	545
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)	171	175
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (l)	5,344	4,854
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)	832	862
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (l)	5,131	4,660
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (l)	2,825	2,709
Freddie Mac Pool #TA5881 3.50% 2/1/2056 (l)	114	104
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (l)	100	91
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (l)	3,973	3,608
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (l)	143	140
Freddie Mac Pool #RQ0124 3.50% 6/1/2056 (l)	2,296	2,085
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (l)(m)	134	122
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	10,192	10,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,843	1,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)	784	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	3,668	3,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)	3,480	3,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)	711	644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	592	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)	1,072	1,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)	1,532	1,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	6,055	5,777

141	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	USD3,548	$3,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	1,413	1,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)	2,718	2,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)	2,455	2,384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)	1,709	1,626
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)	265	248
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)	229	225
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)	135	131
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)	125	103
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)	6,094	5,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	60,910	50,019
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)	248	203
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)	1,200	1,176
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)	321	315
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)	126	108
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)	779	640
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)	17,869	15,289
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)	4,332	3,707
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)	16,244	14,444
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	698	597
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)	12,329	10,963
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)	116	106
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)	738	634
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)	573	519
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	8,637	8,148
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)	3,764	3,412
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)	1,939	1,661
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)	1,673	1,435
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	2,659	2,569
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)	22,672	21,895
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)	4,876	4,558
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	1,940	1,464
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (l)(n)	50,694	40,491
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (l)(n)	125,416	104,810
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (l)(n)	2,457	2,143
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (l)(n)	55	50
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (l)(n)	48,884	45,695
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (l)(n)	10,735	10,286
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (l)(n)	727	714
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (l)(n)	19,559	19,625
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (l)(n)	592	605
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (l)(n)	146,673	151,737
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (l)(n)	23,781	18,988
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (l)(n)	44,300	37,008
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (l)(n)	1,600	1,394
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (l)(n)	10,693	10,235
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (l)(n)	319	313
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (l)(n)	13,567	13,592
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (l)(n)	72,150	73,527
		1,918,543

Commercial mortgage-backed securities 0.68%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	645	649
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	5,368	5,527
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)	857	893
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	4,615	4,712
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	1,380	1,419

American Funds Insurance Series	142

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	USD4,062	$4,186
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)	1,914	1,963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	2,909	2,661
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)	490	477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	3,006	3,069
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)	1,792	1,891
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)	1,828	1,858
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)	1,000	985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	2,960	2,663
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)	750	743
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	2,112	2,151
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)	590	602
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	618	625
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)	1,750	1,750
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,117	1,153
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)	6,990	7,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)	1,450	1,481
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)	3,334	3,423
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(l)(m)	3,083	3,093
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(l)(m)	3,841	3,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (f)(l)(m)	1,187	1,187
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (f)(l)(m)	3,848	3,857
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(l)(m)	11,410	11,325
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(l)(m)	6,850	6,884
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(l)(m)	1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(l)(m)	1,414	1,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)	3,606	3,660
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(l)(m)	5,162	5,148
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)	3,677	3,737
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)	5,942	5,975
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)	1,205	1,204
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(l)(m)	2,748	2,755
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)	3,795	3,387
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(l)(m)	8,302	8,332
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	2,489	2,281
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(l)(m)	2,059	2,065
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)	5,246	5,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)	10,151	10,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)	1,522	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)	578	487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)	100	81
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(l)(m)	1,960	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)	13,772	13,333
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (l)(m)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(l)(m)	576	585
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)	627	622
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(l)(m)	1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(l)(m)	3,964	3,974
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)	2,194	1,956

143	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(l)(m)	USD10,709	$10,707
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(l)(m)	9,322	9,276
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(l)(m)	345	341
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)	1,620	1,536
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	430	444
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(l)(m)	5,000	5,014
		193,908

Collateralized mortgage-backed obligations (privately originated) 0.24%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(j)(l)	4,510	4,523
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)	504	461
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (f)(j)(l)	1,059	1,056
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(j)(l)	359	360
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)	4,866	4,763
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(j)(l)	1,408	1,395
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(j)(l)	2,216	2,218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	100	101
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)	5,786	5,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(l)(m)	71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(l)(m)	3,087	3,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(l)(m)	3,358	3,358
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(l)(m)	6,890	6,954
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)	165	164
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(j)(l)	1,777	1,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(j)(l)	1,666	1,676
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(j)(l)	460	461
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(l)	3,902	3,968
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(j)(l)	1,489	1,484
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)	2,435	2,431
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)	2,635	2,484
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(l)	1,484	1,433
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(l)(m)	4,921	4,927
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(l)(m)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)	2,172	2,068
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(j)(l)	944	943
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)	1,567	1,565
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(j)(l)	921	924
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(j)(l)	426	424
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(j)(l)	2,231	2,213
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)	1,439	1,420
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(l)(m)	2,392	2,377
		67,365
Total mortgage-backed obligations		2,179,816

American Funds Insurance Series	144

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.64%
Other asset-backed securities 0.79%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD10,457	$10,468
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)	1,923	1,909
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)	4,352	4,340
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(l)	2,576	2,607
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(l)	5,727	5,679
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)	2,471	2,456
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)	1,375	1,366
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)	6,656	6,556
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)	3,627	3,597
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)	11	11
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)	760	729
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)	3,856	3,636
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)	4,183	4,200
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(l)	6,897	6,844
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)	5,004	4,175
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)	1,661	1,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)	5,874	4,669
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(l)	1,197	1,195
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)	777	729
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)	2,969	2,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)	593	556
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)	829	766
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)	1,091	1,080
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	1,327	1,333
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)	283	283
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)	164	154
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)	2,105	2,112
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)	795	790
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)	360	341
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)	162	154
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)	3,834	3,817
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)	6,159	6,161
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)	1,161	1,132
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)	5,001	4,804
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)	6,489	6,237
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)	2,265	2,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)	3,322	3,116
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)	263	244
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(l)	1,000	1,006
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)	2,388	2,370
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	1,918	1,925
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(l)	4,645	4,701
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(l)	520	527
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)	4,531	4,469
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)	79	79
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)	4,075	3,865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)	26,263	21,710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)	509	509
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)	322	321
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)	693	695
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	2,442	2,347
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)	393	391
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)	506	499
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(l)(m)	438	443
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)	603	611
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(l)	6,396	6,393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)	2,454	2,332
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)	798	782
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)	421	420

145	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	USD676	$664
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)	560	548
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)	5,200	5,112
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)	6,139	6,021
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)	729	712
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	2,840	2,842
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	4,155	4,178
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	5,377	5,326
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)	944	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)	445	419
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)	621	585
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)	1,801	1,697
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)	1,842	1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)	6,539	6,154
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)	1,186	1,094
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)	1,240	1,236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)	124	124
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)	114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)	418	419
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)	736	745
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	9,409	9,492
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)	1,462	1,456
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)	8,048	8,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	2,052	2,033
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)	959	960
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)	243	244
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)	137	137
		224,039

Auto loan 0.63%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (l)	2,289	2,285
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)	1,751	1,738
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)	232	232
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)	2,813	2,827
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)	1,005	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)	3,470	3,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)	29,013	29,242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)	4,960	5,075
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)	1,211	1,216
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	545	545
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	296	297
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	479	477
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	1,679	1,682
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (l)	305	304
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	7,626	7,662
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)	3,768	3,783
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)	2,933	2,949
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)	8	8
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)	354	354
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	144	144
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	883	883
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	1,118	1,114
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)	5,998	6,100
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)	13,442	13,586
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)	3,235	3,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	7,319	7,258
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)	67	67
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(l)	2,901	2,899

American Funds Insurance Series	146

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(l)	USD1,174	$1,171
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)	462	462
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)	446	447
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)	8,654	8,904
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	1,058	1,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)	4,391	4,312
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)	4,445	4,413
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)	4,585	4,719
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)	9,236	9,167
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)	685	680
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)	429	426
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)	4,771	4,817
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)	1,448	1,449
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)	1,610	1,595
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)	993	983
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	2,042	2,050
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)	3,632	3,591
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)	677	678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)	504	505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	17	17
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	3,321	3,337
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)	1,355	1,357
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)	349	349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)	736	738
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)	173	173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)	2,447	2,451
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	1,546	1,551
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	1,822	1,835
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)	654	652
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(l)	850	851
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)	731	731
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)	142	142
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)	1,552	1,554
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)	543	543
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)	6,520	6,532
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)	1,973	1,988
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	2,618	2,624
		179,284

Credit card 0.11%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)	8,500	8,508
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)	4,100	4,105
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)	2,715	2,721
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	4,171	4,131
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	4,558	4,589
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	3,970	4,004
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)	2,043	2,034
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)	404	403
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(l)	640	637
		31,132

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)	2,105	2,111
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)	2,179	1,978
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)	2,928	2,629
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)	3,499	3,295

147	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	USD1,929	$1,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)	3,674	3,489
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (f)(l)(m)	3,102	3,078
		18,418

Collateralized loan obligations 0.04%
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(l)(m)	3,240	3,240
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(l)(m)	2,983	2,984
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(l)(m)	3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(l)(m)	1,000	1,001
		10,456
Total asset-backed obligations		463,329
Bonds & notes of governments & government agencies outside the U.S. 0.41%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,382
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,701
United Mexican States 4.75% 4/27/2032	2,305	2,212
United Mexican States 5.375% 3/22/2033	1,295	1,270
United Mexican States 3.50% 2/12/2034	1,790	1,529
United Mexican States 6.875% 5/13/2037	2,720	2,857
United Mexican States 6.25% 8/27/2037	17,535	17,558
United Mexican States 6.625% 1/29/2038	200	205
United Mexican States 6.125% 2/9/2038	937	920
United Mexican States 7.375% 5/13/2055	4,235	4,499
United Mexican States 3.771% 5/24/2061	1,528	920
		61,053

Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,801
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,669
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,052
Ontario (Province of) 3.90% 9/4/2030	8,228	8,110
		20,632

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,489

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	4,468	3,020
Abu Dhabi (Emirate of) 3.875% 4/16/2050	7,782	6,009
		9,029

American Funds Insurance Series	148

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD2,525	$2,099
Peru (Republic of) 5.875% 8/8/2054	2,310	2,306
Peru (Republic of) 2.78% 12/1/2060	3,383	1,855
		6,260

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,943
Panama (Republic of) 2.252% 9/29/2032	4,306	3,619
		5,562

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	735	723
Total bonds & notes of governments & government agencies outside the U.S.		114,748
Loans 0.12%
Communication services 0.03%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (m)(o)	2,332	2,341
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (m)(o)	1,215	1,143
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(g)(o)	2,107	2,107
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (m)(o)	1,650	1,129
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (m)(o)	1,280	1,286
		8,006

Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (m)(o)	220	225
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (m)(o)	900	552
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (m)(o)	3,076	2,683
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (m)(o)	4,010	4,036
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (m)(o)	104	104
		7,600

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)	3,785	3,807
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (m)(o)	1,374	1,347
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (m)(o)	41	38
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (m)(o)	2,031	1,894
		7,086

149	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Health care 0.01%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (m)(o)	USD505	$478
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (m)(o)	2,530	2,536
		3,014

Consumer staples 0.01%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (m)(o)	2,810	2,822

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (c)(m)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(g)(m)(o)	122	122
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (m)(o)	2,353	2,356
		2,605

Industrials 0.01%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (m)(o)	2,798	2,534

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (m)(o)	559	543
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	640	551
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	648	558
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(g)(k)(m)(o)	1,372	— (d)
		1,652
Total loans		35,319
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,408
		9,073

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	2,592	2,626

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,900	4,433

American Funds Insurance Series	150

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD5,710	$5,617
Total municipals		21,749
Total bonds, notes & other debt instruments (cost: $8,927,852,000)		8,768,621
Investment funds 2.64%	Shares
Capital Group Central Corporate Bond Fund (p)	89,196,808	747,469
Total investment funds (cost: $742,941,000)		747,469
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (p)(q)	18,153,356	1,815,154
Total short-term securities (cost: $1,815,118,000)		1,815,154
Total investment securities 101.97% (cost: $20,457,908,000)		28,893,579
Other assets less liabilities (1.97)%		(558,858)
Net assets 100.00%		$28,334,721
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	5,215	10/5/2026	USD1,074,983	$(766)
5 Year U.S. Treasury Note Futures	Long	8,154	10/5/2026	872,860	2,297
10 Year U.S. Treasury Note Futures	Long	1,326	9/30/2026	145,715	591
10 Year Ultra U.S. Treasury Note Futures	Short	1,214	9/30/2026	(136,537)	(1,645)
20 Year U.S. Treasury Bond Futures	Long	2,892	9/30/2026	328,242	8,465
30 Year Ultra U.S. Treasury Bond Futures	Short	705	9/30/2026	(81,890)	(2,226)
					$6,716
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	$1,712	$—	$1,712
SOFR	Annual	3.639%	Annual	1/14/2033	USD144,154	2,277	—	2,277
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	1,306	—	1,306
						$5,295	$—	$5,295

151	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR22,330	$(573)	$(376)	$(197)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD74,027	(5,969)	(5,733)	(236)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	112,022	(2,458)	(1,813)	(645)
					$(9,000)	$(7,922)	$(1,078)
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.64%
Capital Group Central Corporate Bond Fund	$846,762	$92,169	$178,000	$(35,998)	$22,536	$747,469	$19,771
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (q)	1,004,810	4,401,221	3,590,717	9	(169)	1,815,154	22,997
Total 9.04%				$(35,989)	$22,367	$2,562,623	$42,768
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$64,013	$64,013	0.23%
Rotech Healthcare, Inc. (a)(c)	8/22/2014	6,949	12,982	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	6,703	6,669	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	5,759	5,727	0.02
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	608	— (r)
Total		$83,965	$89,999	0.32%

American Funds Insurance Series	152

Asset Allocation Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,279,000, which represented 5.52% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $39,040,000, which represented 0.14% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(n)	Represents securities transacted on a TBA basis.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GO = General Obligation
PIK = Payment In Kind
REIT = Real Estate Investment Trust

Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

153	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2026unaudited

Common stocks 59.96%	Shares	Value (000)
Information technology 14.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	$15,819
Broadcom, Inc.	37,752	14,261
NVIDIA Corp.	52,476	10,500
Corning, Inc.	30,396	7,764
Microsoft Corp.	20,145	7,515
Apple, Inc.	12,498	3,616
ASML Holding NV	1,370	2,717
ARM Holdings PLC (ADR) (a)	3,585	1,271
Applied Materials, Inc.	1,691	1,223
Quantinuum, Inc., Class A (a)	10,598	866
Cisco Systems, Inc.	7,341	862
Accenture PLC, Class A	2,486	309
		66,723

Industrials 8.37%
RTX Corp.	35,141	6,667
Union Pacific Corp.	16,981	4,619
Hitachi, Ltd.	147,300	4,093
Volvo AB, Class B	67,610	2,299
BAE Systems PLC	82,086	2,008
TransDigm Group, Inc.	1,505	2,005
Airbus SE, non-registered shares	6,777	1,508
ITOCHU Corp.	125,800	1,447
Rheinmetall AG, non-registered shares	1,262	1,429
Deutsche Post AG	22,170	1,345
General Dynamics Corp.	3,637	1,288
L3Harris Technologies, Inc.	3,462	1,006
United Rentals, Inc.	784	888
Caterpillar, Inc.	818	871
Rolls-Royce Holdings PLC	43,590	837
Bouygues SA	13,919	777
Komatsu, Ltd.	19,300	755
Ryanair Holdings PLC	23,897	748
Bombardier, Inc., Class B (a)	3,171	730
Qantas Airways, Ltd.	93,586	693
Automatic Data Processing, Inc.	2,769	620
Waste Management, Inc.	2,611	582
Safran SA	1,295	512
PACCAR, Inc.	4,096	492
Uber Technologies, Inc. (a)	6,400	462
GFL Environmental, Inc., subordinate voting shares	10,769	396
Northrop Grumman Corp.	736	375
		39,452

Financials 7.97%
B3 SA - Brasil, Bolsa, Balcao	1,532,521	4,313
Banco Bilbao Vizcaya Argentaria SA	144,911	3,635
JPMorgan Chase & Co.	9,054	2,964
Samsung Life Insurance Co., Ltd.	10,377	2,709
Mizuho Financial Group, Inc.	51,200	2,459
ING Groep NV	68,015	2,152
Morgan Stanley	10,213	2,135
Chubb, Ltd.	5,704	1,944
Banco BPM SpA	91,406	1,579
Standard Chartered PLC (GBP denominated)	52,696	1,428
Zurich Insurance Group AG	1,911	1,411
Munchener Ruckversicherungs-Gesellschaft AG	2,388	1,333
BNP Paribas SA	10,447	1,221
Aviva PLC	140,965	1,216

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.	105,957	$1,131
UniCredit SpA	8,454	756
Samsung Fire & Marine Insurance Co., Ltd.	1,816	727
BlackRock, Inc.	731	703
Mastercard, Inc., Class A	1,285	660
AIA Group, Ltd.	71,400	655
Wells Fargo & Co.	7,639	631
U.S. Bancorp	8,575	518
Japan Post Bank Co., Ltd.	25,600	488
Hannover Rück SE	1,599	443
HDFC Bank, Ltd.	43,707	370
		37,581

Health care 6.60%
Eli Lilly and Co.	6,393	7,668
Vertex Pharmaceuticals, Inc. (a)	11,056	5,492
Gilead Sciences, Inc.	18,176	2,297
UnitedHealth Group, Inc.	5,003	2,080
EssilorLuxottica SA	10,607	1,990
Daiichi Sankyo Co., Ltd.	106,500	1,709
Abbott Laboratories	15,807	1,434
Alnylam Pharmaceuticals, Inc. (a)	3,819	1,150
Sanofi	13,216	1,129
Argenx SE, non-registered shares (a)	1,119	1,038
Stryker Corp.	3,282	1,033
Medtronic PLC	12,876	1,007
CVS Health Corp.	8,877	918
Molina Healthcare, Inc. (a)	3,415	781
BioMarin Pharmaceutical, Inc. (a)	10,659	610
AstraZeneca PLC (GBP denominated)	2,554	478
GE HealthCare Technologies, Inc.	4,863	311
		31,125

Materials 4.92%
Grupo Mexico, SAB de CV, Series B	282,948	3,208
Franco-Nevada Corp.	9,049	1,886
Franco-Nevada Corp. (CAD denominated)	2,941	614
Linde PLC	4,496	2,333
Vale SA, ordinary nominative shares	71,480	1,078
Vale SA (ADR), ordinary nominative shares	51,629	777
Smurfit Westrock PLC	38,239	1,769
Anglo American PLC	35,432	1,735
Newmont Corp.	18,443	1,723
Lundin Gold, Inc.	31,853	1,718
Freeport-McMoRan, Inc.	25,659	1,614
Lundin Mining Corp.	57,294	1,396
Air Products and Chemicals, Inc.	4,491	1,317
Southern Copper Corp.	3,900	680
Agnico Eagle Mines, Ltd. (CAD denominated)	3,410	530
Air Liquide SA	2,542	503
Celanese Corp.	4,289	197
LunR Royalties Corp. (a)	6,768	90
		23,168

Utilities 4.71%
Dominion Energy, Inc.	77,410	5,287
DTE Energy Co.	18,456	2,812
National Grid PLC	120,974	2,003

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Constellation Energy Corp.	7,776	$1,931
Power Grid Corp. of India, Ltd.	569,441	1,732
Duke Energy Corp.	13,590	1,720
Pinnacle West Capital Corp.	15,099	1,616
Xcel Energy, Inc.	17,982	1,444
E.ON SE	64,471	1,330
CenterPoint Energy, Inc.	28,279	1,246
NextEra Energy, Inc.	6,537	574
Engie SA	16,259	513
		22,208

Consumer discretionary 3.85%
Amazon.com, Inc. (a)	24,278	5,786
Compagnie Generale des Etablissements Michelin	80,981	3,128
Starbucks Corp.	21,639	2,211
Midea Group Co., Ltd., Class A	161,550	1,797
Compagnie Financiere Richemont SA, Class A	6,287	1,459
Maruti Suzuki India, Ltd.	9,082	1,359
Royal Caribbean Cruises, Ltd.	3,432	1,090
Viking Holdings, Ltd. (a)	6,825	714
Accor SA	9,987	581
		18,125

Communication services 3.66%
Alphabet, Inc., Class A	20,814	7,438
Alphabet, Inc., Class C	7,139	2,523
Meta Platforms, Inc., Class A	4,326	2,437
AT&T, Inc.	113,059	2,340
Comcast Corp., Class A	39,509	970
Omnicom Group, Inc.	11,620	846
Netflix, Inc. (a)	8,833	631
Versant Media Group, Inc., Class A	1,665	60
		17,245

Consumer staples 3.18%
Philip Morris International, Inc.	27,768	5,024
Imperial Brands PLC	104,123	3,850
British American Tobacco PLC	47,640	2,938
Altria Group, Inc.	19,061	1,371
Nestle SA	9,372	962
Sysco Corp.	9,796	819
		14,964

Energy 2.53%
Canadian Natural Resources, Ltd. (CAD denominated)	140,306	5,552
EOG Resources, Inc.	14,180	1,839
Shell PLC (GBP denominated)	44,383	1,719
Chevron Corp.	6,600	1,094
Expand Energy Corp.	6,745	615
Cameco Corp. (CAD denominated)	5,638	575
Baker Hughes Co., Class A	9,492	527
		11,921

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.01%
CTP NV	2,867	$52
Total common stocks (cost: $185,222,000)		282,564
Preferred securities 0.28%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	163,650	1,337
Total preferred securities (cost: $1,497,000)		1,337
Convertible stocks 0.89%
Communication services 0.33%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	15,500	789
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	15,500	779
		1,568

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,372

Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,271
Total convertible stocks (cost: $4,444,000)		4,211
Bonds, notes & other debt instruments 30.88%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.04%
Japan 1.91%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	520
Japan, Series 346, 0.10% 3/20/2027	134,150	819
Japan, Series 474, 0.70% 7/1/2027	53,050	325
Japan, Series 352, 0.10% 9/20/2028	78,500	469
Japan, Series 358, 0.10% 3/20/2030	37,400	217
Japan, Series 363, 0.10% 6/20/2031	132,850	747
Japan, Series 373, 0.60% 12/20/2033	55,750	303
Japan, Series 152, 1.20% 3/20/2035	284,700	1,572
Japan, Series 176, 0.50% 3/20/2041	92,050	385
Japan, Series 179, 0.50% 12/20/2041	96,300	392
Japan, Series 42, 1.70% 3/20/2044	86,550	408
Japan, Series 192, 2.40% 3/20/2045	165,550	860
Japan, Series 74, 1.00% 3/20/2052	63,400	208
Japan, Series 76, 1.40% 9/20/2052	41,100	150
Japan, Series 77, 1.60% 12/20/2052	76,750	294
Japan, Series 90, 3.70% 3/20/2056	226,900	1,350
		9,019

Germany 1.33%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,535
Germany (Federal Republic of) 0% 2/15/2032	540	533
Germany (Federal Republic of) 1.70% 8/15/2032	674	730
Germany (Federal Republic of) 2.30% 2/15/2033	300	335
Germany (Federal Republic of) 1.00% 5/15/2038	180	164

157	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$152
Germany (Federal Republic of) 0% 8/15/2052	290	138
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	1,500	1,674
		6,261

Supra National 0.94%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR43,800	451
European Investment Bank 0.375% 9/15/2027	EUR110	123
European Investment Bank 6.95% 3/1/2029	INR5,700	59
European Investment Bank 0.25% 1/20/2032	EUR860	855
European Investment Bank 7.40% 10/23/2033	INR19,300	205
European Investment Bank 2.875% 1/15/2035	EUR45	51
European Union 2.50% 10/14/2030	40	45
European Union 2.75% 12/13/2032	70	79
European Union 3.375% 10/4/2039	40	45
European Union 3.625% 12/12/2040	1,475	1,682
European Union 4.00% 10/12/2055	300	342
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	230
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	169
International Finance Corp. 0% 4/26/2052	MXN18,660	105
		4,441

United Kingdom 0.85%
United Kingdom 1.25% 7/22/2027	GBP410	528
United Kingdom 1.00% 1/31/2032	750	830
United Kingdom 4.25% 6/7/2032	515	680
United Kingdom 3.25% 1/31/2033	330	407
United Kingdom 4.75% 10/22/2035	270	358
United Kingdom 3.25% 1/22/2044	504	510
United Kingdom 1.25% 7/31/2051	413	233
United Kingdom 4.375% 7/31/2054	205	228
United Kingdom 2.50% 7/22/2065	340	239
		4,013

Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR250	271
Italy (Republic of) 4.40% 5/1/2033	10	12
Italy (Republic of) 4.35% 11/1/2033	740	903
Italy (Republic of) 4.20% 3/1/2034	900	1,088
Italy (Republic of) 3.65% 8/1/2035	795	918
Italy (Republic of) 4.50% 10/1/2053	210	246
Italy (Republic of) 4.30% 10/1/2054	220	249
Italy (Republic of) 4.65% 10/1/2055	160	190
		3,877

China 0.67%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	86
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	4,300	665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	373
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	61
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	209
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,290
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	317
		3,159

American Funds Insurance Series	158

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.63%
Peru (Republic of) 7.60% 8/12/2039	PEN9,509	$2,983

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	454
French Republic O.A.T. 0% 11/25/2030	1,320	1,330
French Republic O.A.T. 2.00% 11/25/2032	430	458
French Republic O.A.T. 3.80% 6/25/2037	150	173
French Republic O.A.T. 3.25% 5/25/2045	160	162
French Republic O.A.T. 3.75% 5/25/2056	225	228
		2,805

Spain 0.52%
Spain (Kingdom of) 0% 1/31/2027	335	377
Spain (Kingdom of) 0.80% 7/30/2027	490	550
Spain (Kingdom of) 0.50% 10/31/2031	165	167
Spain (Kingdom of) 3.15% 4/30/2033	227	262
Spain (Kingdom of) 3.55% 10/31/2033	370	436
Spain (Kingdom of) 3.25% 4/30/2034	75	87
Spain (Kingdom of) 3.45% 10/31/2034	145	169
Spain (Kingdom of) 3.30% 4/30/2036	90	103
Spain (Kingdom of) 3.40% 10/31/2036	245	281
		2,432

Brazil 0.51%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	399
Brazil (Federative Republic of) 10.00% 1/1/2031	4,118	694
Brazil (Federative Republic of) 10.00% 1/1/2035	6,188	963
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	237	39
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,712	274
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	237	38
		2,407

Australia 0.48%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD465	281
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	453
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	591
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	129	81
New South Wales Treasury Corp. 5.25% 10/17/2034	582	407
New South Wales Treasury Corp. 4.25% 2/20/2036	340	217
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	228
		2,258

Hungary 0.46%
Hungary (Republic of) 3.00% 8/21/2030	HUF598,580	1,782
Hungary (Republic of) 3.00% 4/25/2041	101,720	255
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	122
		2,159

South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	221

159	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Korea (continued)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,830,410	$1,197
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	258,730	168
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	691,550	417
		2,003

Colombia 0.36%
Colombia (Republic of) 8.00% 4/20/2033	USD1,330	1,459
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP785,300	228
		1,687

Canada 0.32%
Canada (Government of) 3.50% 3/1/2028	CAD1,119	799
Canada (Government of) 1.50% 12/1/2031	60	39
Nova Scotia (Province of) 3.15% 12/1/2051	170	94
Ontario (Province of) 4.05% 4/16/2031	USD150	148
Quebec Canada (Province of) 4.375% 7/2/2031	GBP328	433
		1,513

Greece 0.29%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	98
Greece (Hellenic Republic of) 3.375% 6/16/2036	540	609
Greece (Hellenic Republic of) 4.125% 6/15/2054	500	561
		1,344

Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	185	211
		518

Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK9,930	474

Indonesia 0.09%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	68
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	55
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	157
		420

Finland 0.09%
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR348	402

Austria 0.08%
Austria (Republic of) 0% 2/20/2031	370	373

American Funds Insurance Series	160

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.07%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	175	200
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	70	76
		328

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR4,515	279

Mexico 0.05%
United Mexican States 6.125% 2/9/2038	USD200	196
United Mexican States, Series M, 8.00% 7/31/2053	MXN881	43
		239

Panama 0.04%
Panama (Republic of) 6.40% 2/14/2035	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	112
Ireland (Republic of) 3.00% 10/18/2043	80	87
		199

Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD200	197

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR160	183

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	147

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	123

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	119

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	104

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	59
Total bonds & notes of governments & government agencies outside the U.S.		56,737
Corporate bonds and notes 6.87%
Financials 2.14%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD100	98
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR230	250

161	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	EUR100	$119
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (d)	USD211	218
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	EUR100	118
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)	100	119
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(d)	USD200	197
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP100	139
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR235	276
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)	200	216
BNP Paribas SA 1.625% 7/2/2031	EUR200	208
BPCE SA 4.50% 1/13/2033	100	119
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (d)	200	227
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (d)	100	119
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD250	245
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR300	351
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (d)	100	115
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	70	70
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (d)	EUR100	117
Corebridge Financial, Inc. 3.90% 4/5/2032	USD59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	160	159
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR200	216
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (d)	100	104
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (d)	USD150	150
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (d)	EUR100	114
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP100	133
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	EUR100	120
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD135	138
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (d)	190	190
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	360	373
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	290	323
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (d)	EUR170	200
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)	100	125
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)	400	465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	220	226
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	25	24
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (d)	EUR100	118
KfW 2.375% 6/29/2029	40	45
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (d)	170	196
Mastercard, Inc. 2.00% 11/18/2031	USD102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)	294	300
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	150	153
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR175	188
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	25	26

American Funds Insurance Series	162

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	USD280	$282
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)	330	334
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	75
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (d)	EUR150	173
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)	150	175
		10,103

Utilities 1.00%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD196	157
Amprion Gmbh 3.971% 9/22/2032	EUR300	352
Consumers Energy Co. 5.125% 5/1/2036	USD125	125
Duke Energy Corp. 3.75% 4/1/2031	EUR100	116
Electricite de France SA 4.25% 1/25/2032	100	119
Electricite de France SA 4.00% 5/7/2037	100	115
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)	200	225
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (d)	200	221
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)	200	246
Enel Finance International NV 2.125% 7/12/2028 (c)	USD200	190
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (d)	EUR150	170
Enfragen Energia Sur SA 5.375% 12/30/2030	USD196	185
Engie SA 7.00% 10/30/2028	GBP50	70
Generadora de Gatun SA 6.874% 9/30/2044 (c)	USD600	620
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR100	114
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)	220	248
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD3	3
Pacific Gas and Electric Co. 6.00% 8/15/2035	60	62
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
PacifiCorp 5.80% 4/15/2036	55	57
PacifiCorp 5.80% 1/15/2055	145	138
Public Service Co. of Colorado 2.70% 1/15/2051	125	75
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR100	114
Southern California Edison Co. 5.45% 3/1/2035	USD90	90
SP Transmission PLC 2.00% 11/13/2031	GBP100	115
TenneT Netherlands BV 3.25% 4/1/2036	EUR100	115
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (d)	200	223
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		4,701

Energy 0.81%
Ecopetrol SA 8.625% 1/19/2029	325	345
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	200	204
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (c)	200	200
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (c)	200	197
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	225	230
Petroleos Mexicanos 7.47% 11/12/2026	MXN2,587	147
Petroleos Mexicanos 6.84% 1/23/2030	USD2,125	2,184

163	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD80	$67
Raizen Fuels Finance SA 6.45% 3/5/2034	200	111
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,792

Communication services 0.76%
Alphabet, Inc. 3.45% 5/11/2032	EUR100	115
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	542
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	117
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	120
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	131
AT&T, Inc. 2.55% 12/1/2033	USD64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)	400	339
CCO Holdings, LLC 7.375% 2/1/2036 (c)	340	334
Charter Communications Operating, LLC 6.55% 6/1/2034	28	29
Charter Communications Operating, LLC 5.85% 12/1/2035	219	212
Charter Communications Operating, LLC 4.80% 3/1/2050	53	40
Charter Communications Operating, LLC 5.25% 4/1/2053	64	50
Charter Communications Operating, LLC 6.70% 12/1/2055	47	45
Comcast Corp. 0.25% 9/14/2029	EUR250	263
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 3.625% 11/16/2031	EUR100	116
Orange 5.625% 1/23/2034	GBP90	122
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	113
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	98
		3,588

Industrials 0.51%
Boeing Co. (The) 6.298% 5/1/2029	USD95	99
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	84
Carrier Global Corp. 2.493% 2/15/2027	7	7
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR100	115
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD200	191
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR200	229
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	USD73	74
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	200	199
RTX Corp. 4.125% 11/16/2028	100	99
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	63
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)	95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)	45	45
Tyco Electronics Group SA 4.875% 2/9/2036	210	206
Veralto Corp. 4.15% 9/19/2031	EUR100	118
Veralto Corp. 5.45% 9/18/2033	USD40	41
		2,411

Consumer staples 0.46%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	193
BAT Capital Corp. 3.215% 9/6/2026	USD62	62

American Funds Insurance Series	164

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 3.557% 8/15/2027	USD105	$104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	588	606
Campbell’s Co. (The) 4.75% 3/23/2035	47	44
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	132
Mars, Inc. 5.20% 3/1/2035 (c)	USD105	106
Minerva Luxembourg SA 8.875% 9/13/2033	200	207
Philip Morris International, Inc. 4.00% 10/29/2030	60	59
Philip Morris International, Inc. 5.75% 11/17/2032	510	534
		2,180

Consumer discretionary 0.40%
Amazon.com, Inc. 4.55% 3/13/2033	77	76
BMW International Investment BV 4.75% 9/4/2030	GBP100	133
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	229
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD200	198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	205
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR285	327
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD140	144
Hyundai Capital America 2.875% 6/26/2028	EUR100	114
Hyundai Capital America 5.10% 6/24/2030 (c)	USD72	72
Hyundai Capital America 4.50% 9/18/2030 (c)	100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR100	106
Sands China, Ltd. 4.375% 6/18/2030	USD200	194
		1,896

Health care 0.32%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 4.75% 3/15/2036	18	18
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	197
Amgen, Inc. 4.20% 3/1/2033	200	192
Amgen, Inc. 5.65% 3/2/2053	165	161
Baxter International, Inc. 5.65% 12/15/2035	30	30
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	128
Danaher Corp. 3.625% 4/29/2034	EUR100	115
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Stryker Corp. 5.20% 2/10/2035	10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	114
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	148
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,492

Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	127
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	251
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	200	205
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (d)(f)	285	287

165	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(d)(f)	USD48	$48
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
Verallia SAS 3.875% 11/4/2032	EUR200	222
		1,230

Information technology 0.12%
Amphenol Corp. 3.125% 6/16/2032	100	113
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	29
Broadcom, Inc. 3.469% 4/15/2034	123	110
Oracle Corp. 2.65% 7/15/2026	216	216
Oracle Corp. 5.20% 9/26/2035	57	53
		542

Real estate 0.09%
American Tower Corp. 0.875% 5/21/2029	EUR130	139
FibraSOMA 7.125% 5/28/2036 (c)	USD305	304
		443
Total corporate bonds and notes		32,378
U.S. Treasury bonds & notes 6.65%
U.S. Treasury 5.95%
U.S. Treasury 4.50% 4/15/2027	1,106	1,110
U.S. Treasury 3.75% 4/30/2027	950	948
U.S. Treasury 3.75% 6/30/2027	1,510	1,505
U.S. Treasury 4.00% 6/30/2028 (g)	4,237	4,224
U.S. Treasury 4.625% 9/30/2028	1,789	1,806
U.S. Treasury 4.125% 3/31/2029	778	777
U.S. Treasury 3.50% 9/30/2029	714	700
U.S. Treasury 4.00% 2/28/2030	1,038	1,032
U.S. Treasury 4.00% 5/31/2030	1,090	1,083
U.S. Treasury 3.875% 6/30/2030	2,117	2,093
U.S. Treasury 3.50% 11/30/2030	700	680
U.S. Treasury 3.875% 3/31/2031	865	853
U.S. Treasury 2.875% 5/15/2032	1,176	1,092
U.S. Treasury 4.25% 3/31/2033	400	399
U.S. Treasury 4.625% 2/15/2035 (g)	1,544	1,569
U.S. Treasury 4.25% 5/15/2035	326	322
U.S. Treasury 4.25% 8/15/2035	900	889
U.S. Treasury 4.00% 11/15/2035	2,540	2,457
U.S. Treasury 4.125% 2/15/2036	710	693
U.S. Treasury 1.875% 2/15/2041	285	198
U.S. Treasury 2.25% 5/15/2041	1,273	928
U.S. Treasury 2.875% 11/15/2046	200	146
U.S. Treasury 1.25% 5/15/2050	1,675	797
U.S. Treasury 1.375% 8/15/2050	950	466
U.S. Treasury 2.375% 5/15/2051	510	319
U.S. Treasury 2.00% 8/15/2051	560	319
U.S. Treasury 4.00% 11/15/2052	270	231
U.S. Treasury 3.625% 2/15/2053	149	119
U.S. Treasury 4.25% 8/15/2054	320	286
		28,041

American Funds Insurance Series	166

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 0.70%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	USD359	$353
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	713	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	278	195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	1,303	1,201
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	904	834
		3,304
Total U.S. Treasury bonds & notes		31,345
Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 3.08%
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)	468	374
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	187	190
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	296	300
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	323	331
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (h)	9	9
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	17	17
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	12	12
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	542	555
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	83	84
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	60	62
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	436	440
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	168	170
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	125	127
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	25	25
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	20	21
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	78	78
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	65	67
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	59	60
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	251	252
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	419	429
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	74	76
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	9	9
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	256	246
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	12	12
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	26	26
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	92	91
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	48	47
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (h)	81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	315	252
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	340	272
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (h)	10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	396	399
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	169	170
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	38	39
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	70	73
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	33	33
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	91	94
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	54	56
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	46	48
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	18	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	4	4
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	94	97
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	65	68
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	65	67
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	43	45
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	28	28
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	57	57

167	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	USD194	$192
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	133	141
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	122	122
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	41	41
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	85	84
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	226	222
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (h)	312	330
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	576	567
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (h)	745	714
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(i)	206	164
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (h)(i)	1,047	950
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(i)	1,587	1,521
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(i)	1,502	1,476
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(i)	125	125
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)	89	92
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(i)	299	315
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(i)	658	646
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(i)	86	87
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(i)	603	634
		14,503

Collateralized mortgage-backed obligations (privately originated) 0.77%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(h)(j)	56	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (c)(h)(j)	104	105
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (c)(h)(j)	40	40
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (c)(h)(j)	22	22
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (c)(h)(j)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (c)(h)(j)	117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (c)(h)(j)	16	16
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (c)(h)(j)	13	13
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(h)(j)	370	370
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (c)(h)(j)	230	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(h)(j)	19	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (c)(h)(j)	206	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (c)(h)(j)	129	129
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(h)	145	145
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (c)(d)(h)	320	321
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(h)	85	85
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(h)	88	88
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(h)(j)	78	72
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(h)(j)	225	223
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(h)	56	57
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(h)	105	106

American Funds Insurance Series	168

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(h)	USD147	$148
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(h)	160	161
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (c)(h)(j)	100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(h)	93	92
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(h)	164	165
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(h)	82	83
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(h)(j)	70	70
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(h)	104	103
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(h)(j)	241	238
		3,635

Commercial mortgage-backed securities 0.59%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	56
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(h)	140	141
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(h)(j)	335	336
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(h)(j)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(h)(j)	100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(h)(j)	135	137
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(h)(j)	189	187
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (c)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (c)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(h)(j)	131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (c)(h)(j)	295	295
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (c)(h)(j)	49	49
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(h)(j)	128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (c)(h)(j)	555	552
		2,800

Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK379	54
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,016	142
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	4,768	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	429	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	520	63
Realkredit Danmark AS 1.00% 10/1/2053 (h)	173	20
		931
Total mortgage-backed obligations		21,869
Asset-backed obligations 0.61%
Other asset-backed securities 0.34%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(h)	USD312	307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)	86	87
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(h)	52	52
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(h)	208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)	100	101
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(h)	191	190
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(h)	56	56

169	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(h)	USD250	$247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(h)	231	233
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(h)	112	112
		1,594

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(h)	83	84
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(h)	148	151
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(h)	100	100
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(h)	220	218
		553

Collateralized loan obligations 0.08%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(h)(j)	250	250
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(h)(j)	115	115
		365

Credit card 0.06%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(h)	100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)	100	100
		299

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (c)(h)(j)	54	54
Total asset-backed obligations		2,865
Federal agency bonds & notes 0.04%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	204
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	56
Total municipals		129
Total bonds, notes & other debt instruments (cost: $149,495,000)		145,527
Investment funds 0.91%	Shares
Capital Group Central Corporate Bond Fund (k)	511,772	4,289
Total investment funds (cost: $4,066,000)		4,289

American Funds Insurance Series	170

American Funds Global Balanced Fund (continued)
Short-term securities 7.46%	Shares	Value (000)
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (k)(l)	351,527	$35,149
Total short-term securities (cost: $35,149,000)		35,149
Total investment securities 100.38% (cost: $379,873,000)		473,077
Other assets less liabilities (0.38)%		(1,812)
Net assets 100.00%		$471,265
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month CORRA Futures	Short	4	9/16/2026	USD(689)	$1
3 Month SONIA Futures	Long	1	3/17/2027	318	2
2 Year Italy Government Bond Futures	Long	74	9/10/2026	9,051	9
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	10	9/29/2026	743	1
2 Year U.S. Treasury Note Futures	Long	136	10/5/2026	28,034	(31)
3 Year Australian Treasury Bond Futures	Short	101	9/16/2026	(7,314)	(32)
5 Year Euro-Bobl Futures	Long	11	9/10/2026	1,450	9
5 Year Canadian Government Bond Futures	Long	13	9/29/2026	1,037	5
5 Year U.S. Treasury Note Futures	Long	173	10/5/2026	18,519	45
10 Year Italy Government Bond Futures	Long	18	9/10/2026	2,455	20
10 Year French Government Bond Futures	Short	3	9/10/2026	(411)	(2)
10 Year Euro-Bund Futures	Short	28	9/10/2026	(4,074)	(41)
10 Year Australian Treasury Bond Futures	Long	52	9/15/2026	3,954	55
10 Year Japanese Government Bond Futures	Short	1	9/24/2026	(786)	(2)
10 Year Canadian Government Bond Futures	Long	3	9/29/2026	256	3
10 Year U.S. Treasury Note Futures	Long	14	9/30/2026	1,538	— (m)
10 Year UK Gilt Futures	Long	8	9/30/2026	947	16
10 Year Ultra U.S. Treasury Note Futures	Short	24	9/30/2026	(2,699)	(9)
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2026	1,929	33
30 Year Euro-Buxl Futures	Short	1	9/10/2026	(127)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	25	9/30/2026	2,904	88
					$166
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	324	THB	10,525	Standard Chartered Bank	7/6/2026	$7
THB	10,525	USD	324	Citibank	7/6/2026	(7)
AUD	525	USD	364	RBC Capital Markets	7/7/2026	(1)
ZAR	5,630	USD	343	JPMorgan Chase	7/8/2026	— (m)
USD	2,188	KRW	3,282,315	Citibank	7/10/2026	66
USD	5,473	GBP	4,076	Morgan Stanley	7/10/2026	66
USD	1,582	AUD	2,244	JPMorgan Chase	7/10/2026	29
USD	4,548	CNH	30,747	RBC Capital Markets	7/10/2026	18
USD	1,138	EUR	980	Citibank	7/10/2026	17

171	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	851	CAD	1,185	Standard Chartered Bank	7/10/2026	$15
COP	1,047,070	USD	291	Citibank	7/10/2026	14
USD	417	SEK	3,900	RBC Capital Markets	7/10/2026	14
USD	692	CHF	550	Goldman Sachs	7/10/2026	11
USD	1,466	MXN	25,470	RBC Capital Markets	7/10/2026	11
USD	1,017	HUF	313,860	Citibank	7/10/2026	9
USD	488	HUF	149,760	Standard Chartered Bank	7/10/2026	7
USD	326	JPY	52,000	Citibank	7/10/2026	6
USD	70	NOK	651	Bank of New York Mellon	7/10/2026	4
USD	106	PLN	390	Citibank	7/10/2026	3
ZAR	4,470	USD	270	Goldman Sachs	7/10/2026	2
EUR	186	CAD	300	Goldman Sachs	7/10/2026	1
USD	82	ILS	240	HSBC Bank	7/10/2026	1
USD	68	RON	310	HSBC Bank	7/10/2026	1
USD	125	SGD	160	HSBC Bank	7/10/2026	1
USD	1,524	PEN	5,212	Citibank	7/10/2026	— (m)
CAD	241	EUR	150	Morgan Stanley	7/10/2026	(1)
USD	429	IDR	7,740,641	Goldman Sachs	7/10/2026	(3)
AUD	310	USD	219	Citibank	7/10/2026	(4)
NOK	1,661	EUR	150	RBC Capital Markets	7/10/2026	(4)
BRL	1,850	USD	364	Morgan Stanley	7/10/2026	(6)
EUR	1,242	GBP	1,075	HSBC Bank	7/10/2026	(6)
JPY	317,490	EUR	1,720	Citibank	7/10/2026	(12)
CLP	905,350	USD	1,021	Citibank	7/10/2026	(39)
USD	709	GBP	530	Morgan Stanley	7/13/2026	6
USD	255	CAD	355	Morgan Stanley	7/13/2026	5
USD	755	BRL	3,931	Goldman Sachs	7/13/2026	(4)
USD	1,064	INR	102,200	Citibank	7/13/2026	(15)
USD	1,117	CZK	23,440	HSBC Bank	7/14/2026	13
USD	231	EUR	200	Bank of New York Mellon	7/14/2026	3
USD	142	EUR	125	RBC Capital Markets	7/14/2026	(1)
CZK	13,595	EUR	562	Citibank	7/14/2026	(2)
CNH	15,720	USD	2,324	Citibank	7/14/2026	(7)
EUR	325	USD	379	Morgan Stanley	7/14/2026	(7)
USD	8,630	JPY	1,380,040	Goldman Sachs	7/15/2026	132
USD	738	EUR	640	Morgan Stanley	7/15/2026	7
NZD	47	USD	28	Standard Chartered Bank	7/15/2026	(1)
USD	163	EUR	140	Goldman Sachs	7/17/2026	2
USD	968	EUR	835	HSBC Bank	7/20/2026	13
GBP	285	USD	378	HSBC Bank	7/23/2026	— (m)
USD	699	JPY	110,480	Standard Chartered Bank	7/24/2026	18
GBP	458	EUR	530	Bank of America	7/24/2026	1
JPY	72,940	USD	454	Barclays Bank PLC	7/24/2026	(5)
AUD	1,470	USD	1,052	Standard Chartered Bank	7/24/2026	(35)
USD	1,428	EUR	1,215	Barclays Bank PLC	7/27/2026	38
USD	869	EUR	765	JPMorgan Chase	7/27/2026	(6)
USD	24,607	EUR	21,471	Citibank	8/5/2026	36
EUR	395	DKK	2,950	Morgan Stanley	8/6/2026	— (m)
GBP	505	USD	688	Goldman Sachs	8/11/2026	(18)
USD	699	JPY	108,480	Barclays Bank PLC	8/12/2026	29
USD	1,008	EUR	885	HSBC Bank	9/28/2026	(7)
						$415

American Funds Insurance Series	172

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	$— (m)	$—	$— (m)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	(1)	—	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	49	—	49
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	71	—	71
3.73%	Annual	SONIA	Annual	3/10/2028	GBP1,960	(12)	—	(12)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP1,960	(7)	—	(7)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP2,640	2	—	2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	6	—	6
SOFR	Annual	3.29015%	Annual	1/13/2030	USD1,930	40	—	40
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	6	—	6
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR3,260	(28)	—	(28)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR6,730	(62)	—	(62)
SOFR	Annual	3.507%	Annual	1/14/2031	USD3,720	60	—	60
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK5,800	2	—	2
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK5,900	1	—	1
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK5,800	1	—	1
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK5,800	1	—	1
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR600	(6)	—	(6)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK5,900	3	—	3
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK2,900	2	—	2
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR300	(4)	—	(4)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR610	(9)	—	(9)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP2,240	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR4,740	15	—	15
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR2,370	7	—	7
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR2,380	1	—	1
4.131%	Annual	SONIA	Annual	4/22/2031	GBP1,360	5	—	5
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP570	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP1,070	(21)	—	(21)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP1,100	(22)	—	(22)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP63	(1)	—	(1)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD327	— (m)	—	— (m)
SOFR	Annual	3.928%	Annual	6/24/2033	USD239	— (m)	—	— (m)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD214	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD126	(1)	—	(1)
SOFR	Annual	4.031%	Annual	6/24/2033	USD353	(2)	—	(2)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	— (m)	—	— (m)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
SOFR	Annual	3.825%	Annual	1/14/2036	USD2,050	27	—	27
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR340	(1)	—	(1)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR400	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	7	—	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP630	8	—	8
SOFR	Annual	4.1445%	Annual	4/14/2056	USD260	1	—	1

173	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.15%	Annual	4/14/2056	USD260	$1	$—	$1
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP310	18	—	18
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP300	17	—	17
SOFR	Annual	4.29%	Annual	5/15/2056	USD430	(9)	—	(9)
						$203	$—	$203
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(28)	$—	$(28)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	(1)	—	(1)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	(2)	—	(2)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	(2)	—	(2)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	(11)	—	(11)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(34)	—	(34)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL4,930	(11)	—	(11)
							$(89)	$—	$(89)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR1,300	$34	$32	$2
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,567	56	56	— (m)
					$90	$88	$2

American Funds Insurance Series	174

American Funds Global Balanced Fund (continued)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 0.91%
Capital Group Central Corporate Bond Fund	$4,250	$100	$—	$—	$(61)	$4,289	$100
Short-term securities 7.46%
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (l)	27,757	61,104	53,705	(2)	(5)	35,149	560
Total 8.37%				$(2)	$(66)	$39,438	$660
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$343	$327	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	163	175	0.04
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	106	0.02
Total		$610	$608	0.13%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,117,000, which represented 3.00% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $1,283,000, which represented 0.27% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

175	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	176

The Bond Fund of America®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 33.12%
Financials 9.57%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD10,289	$10,227
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,046
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	1,597	1,657
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	1,995	2,067
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR2,840	3,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	4,065	4,855
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)	1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,927	5,030
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	2,464	2,553
American International Group, Inc. 4.85% 5/7/2030	24,445	24,587
American International Group, Inc. 5.125% 3/27/2033	2,749	2,770
Aon Corp. 5.35% 2/28/2033	767	785
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,058
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,023
Aon North America, Inc. 5.45% 3/1/2034	2,866	2,925
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,142
Apollo Debt Solutions BDC 6.90% 4/13/2029	1,228	1,261
Apollo Debt Solutions BDC 5.875% 8/30/2030	1,023	1,013
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	1,023	1,002
Apollo Debt Solutions BDC 6.55% 3/15/2032	818	825
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,164
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,833
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,750
Athene Global Funding 5.133% 6/1/2029 (a)	3,832	3,840
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	12,600	12,583
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)	1,400	1,392
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)	4,295	4,247
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)	2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)	3,202	3,050
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	339	347
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (b)	29,890	29,705
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	24,072	21,364
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	41,179	36,385
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,391
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,842
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD2,585	2,590
Blackstone Private Credit Fund 4.00% 1/15/2029	543	519
Blackstone Private Credit Fund 5.25% 4/1/2030	543	528
Blackstone Private Credit Fund 6.25% 1/25/2031	1,765	1,767
Blackstone Private Credit Fund 5.35% 3/12/2031	543	522
Blackstone Private Credit Fund 5.95% 5/15/2031	1,765	1,738
Blackstone Secured Lending Fund 5.90% 5/21/2031	11,060	10,900
Block, Inc. 5.625% 8/15/2030 (a)	1,735	1,740
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	13,134	12,996
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	3,594	3,398
BPCE SA 0.895% 12/14/2026	JPY100,000	613
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD5,000	5,197
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,845	1,896
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	3,814	3,858
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	21,520	21,218
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	4,503	4,622
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	10,948	11,196
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	1,292	1,282
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	1,900	2,074
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	515	522
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,204	1,274

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD2,920	$3,035
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	2,445	2,492
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	479
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,414
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,729
Citibank, NA 5.803% 9/29/2028	4,100	4,219
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	2,282	2,281
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	2,243	2,267
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	5,557	5,248
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	20,610	20,683
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	938	862
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,762	1,739
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	990	897
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)	3,090	2,904
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	123	127
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,874	1,888
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,888
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,455
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,722
Corebridge Financial, Inc. 4.35% 4/5/2042	361	306
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)	2,990	2,973
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	2,975	2,972
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	12,237	12,240
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	17,595	17,422
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,590	1,501
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	10,365	10,218
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	1,824	1,820
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	EUR4,230	4,811
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)	3,855	4,660
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)	12,035	14,539
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	390	467
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD205	212
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	1,968	1,971
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)	11,396	11,728
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	13,275	13,201
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	12,997	12,896
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	5,534	5,498
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	4,895	4,909
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	1,970	1,953
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	19,275	19,290
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,025	1,019
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	12,107	11,844
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,160	2,287
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,678	1,664
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,678	1,701
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,680	1,660
HPS Corporate Lending Fund 6.25% 9/30/2029	2,630	2,649
HPS Corporate Lending Fund 5.85% 6/5/2030	2,630	2,594
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)	2,630	2,624
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	14,232	13,497
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	9,437	8,474
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,000	2,013
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)	1,680	1,685
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)	6,250	6,209
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)	1,986	1,961
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	5,100	6,011

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD705	$678
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	1,400	1,407
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	20,000	20,064
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,678	2,701
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)	8,670	8,709
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	11,980	11,879
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	6,549	6,521
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	710	702
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	6,013	5,349
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	19,889	20,104
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	51,163	52,620
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,415	2,405
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	1,375	1,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	1,625	1,628
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)	1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,263
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	239
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,949
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)	1,405	1,542
MetLife, Inc. 5.375% 7/15/2033	1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)	840	855
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)	2,050	2,061
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)	6,200	6,190
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)	2,225	2,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)	1,430	1,447
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)	763	767
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)	1,367	1,366
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)	1,701	1,738
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	2,020	2,058
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	13,336	13,314
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	14,090	14,169
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	41,055	40,800
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	378	376
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,286	4,192
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	3,031	2,637
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,685	2,652
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)	11,313	11,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	2,755	2,695
Morgan Stanley Bank, NA 5.882% 10/30/2026	2,775	2,787
MSCI, Inc. 3.25% 8/15/2033 (a)	695	613
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	2,170	2,186
Navient Corp. 5.625% 8/1/2033	7,250	6,000
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)	2,090	2,105
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR565	673

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR165	$193
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	1,345	1,658
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD4,594	4,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	12,265	13,546
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	635	655
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,379
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)	5,100	5,233
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)	3,706	3,742
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)	546	562
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	7,734	7,708
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,430
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,069
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)	1,400	1,429
Swedbank AB 6.136% 9/12/2026 (a)	2,100	2,107
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)	2,605	2,617
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)	2,396	2,524
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	1,741	1,770
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	21,150	20,882
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	4,707	4,743
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,586	1,651
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	2,440	2,513
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	7,300	7,425
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	2,839	2,802
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	1,712	1,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	6,623	6,600
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)	2,685	2,675
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	17,490	17,741
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,459	14,801
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	9,636	9,409
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	1,392	1,228
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,425	18,749
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)	4,038	3,585
UniCredit SpA 4.625% 4/12/2027 (a)	1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	457
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)	6,615	6,567
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	11,151	11,253
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	1,003	983
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,357	8,381
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	2,545	2,588
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	7,187	7,264
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)	6,025	6,119
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,062	4,386
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	5,719	4,809
		1,071,803

Consumer discretionary 4.49%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	3,110	3,225
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	335	330
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,678
Amazon.com, Inc. 3.45% 4/13/2029	600	586

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.25% 3/13/2031	USD1,960	$1,931
Amazon.com, Inc. 4.55% 3/13/2033	2,799	2,754
Amazon.com, Inc. 4.65% 11/20/2035	4,048	3,938
Amazon.com, Inc. 4.875% 3/13/2036	3,750	3,693
Amazon.com, Inc. 5.45% 11/20/2055	10,475	9,911
Amazon.com, Inc. 5.80% 3/13/2056	1,593	1,584
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,522
Amazon.com, Inc. 4.10% 4/13/2062	470	348
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,456
BMW US Capital, LLC 3.45% 4/1/2027 (a)	1,075	1,066
BMW US Capital, LLC 3.70% 4/1/2032 (a)	1,350	1,262
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	3,425	3,344
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	4,220	4,215
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	605	613
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	5,880	5,945
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	4,115	4,167
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,801
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,843
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,162
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,851
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,932
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,674	1,721
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,340
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,089
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	787
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,003
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,801
Ford Motor Credit Co., LLC 4.97% 4/6/2029	26,080	25,819
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,787
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,389
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,286
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,317
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,260
Ford Motor Credit Co., LLC 5.42% 4/9/2031	998	990
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,771
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,707
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,180
Ford Motor Credit Co., LLC 6.467% 5/22/2036	12,200	12,401
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,641
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,179
General Motors Financial Co., Inc. 5.10% 9/15/2031	11,800	11,825
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,231
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,970
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,591
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,766
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,635
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,116
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,623
Hyundai Capital America 1.65% 9/17/2026 (a)	7,275	7,235
Hyundai Capital America 3.00% 2/10/2027 (a)	9,000	8,920
Hyundai Capital America 5.275% 6/24/2027 (a)	1,650	1,661
Hyundai Capital America 2.375% 10/15/2027 (a)	7,543	7,333
Hyundai Capital America 5.60% 3/30/2028 (a)	1,385	1,404
Hyundai Capital America 4.60% 4/6/2028 (a)	4,795	4,788
Hyundai Capital America 4.75% 4/6/2029 (a)	4,629	4,616

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.30% 6/24/2029 (a)	USD1,523	$1,541
Hyundai Capital America 5.15% 3/27/2030 (a)	25,720	25,922
Hyundai Capital America 5.00% 4/7/2031 (a)	3,972	3,967
Hyundai Capital America 5.40% 6/24/2031 (a)	3,365	3,415
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,500
Marriott International, Inc. 4.90% 4/15/2029	653	659
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,375
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,323
McDonald’s Corp. 4.95% 3/3/2035	786	783
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,987
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,145
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	267	249
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	6,350	6,584
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	8,860	9,387
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,864	12,526
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,182
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	6,440	6,240
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,331
Toyota Motor Credit Corp. 4.05% 3/13/2029	2,162	2,138
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,743
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,624
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	714
Toyota Motor Credit Corp. 4.60% 3/11/2033	1,591	1,561
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)	1,635	1,635
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)	5,190	5,465
Whirlpool Corp. 7.50% 7/1/2031 (a)	605	614
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	410	407
		502,186

Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031	3,495	3,407
Abbott Laboratories 4.30% 3/15/2033	4,265	4,138
Abbott Laboratories 4.65% 3/15/2036	7,571	7,354
Abbott Laboratories 5.50% 3/15/2056	4,798	4,702
AbbVie, Inc. 4.125% 3/15/2031	2,020	1,978
AbbVie, Inc. 4.40% 3/15/2033	2,542	2,488
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,706
AbbVie, Inc. 4.75% 3/15/2036	1,336	1,308
AbbVie, Inc. 5.35% 3/15/2044	800	782
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,165
AbbVie, Inc. 5.55% 3/15/2056	733	722
AbbVie, Inc. 5.50% 3/15/2064	550	529
Amgen, Inc. 5.15% 3/2/2028	5,326	5,378
Amgen, Inc. 4.05% 8/18/2029	7,429	7,317
Amgen, Inc. 2.45% 2/21/2030	5,131	4,760
Amgen, Inc. 5.25% 3/2/2030	2,854	2,908
Amgen, Inc. 4.20% 2/19/2031	6,663	6,535
Amgen, Inc. 4.20% 3/1/2033	8,502	8,172
Amgen, Inc. 5.25% 3/2/2033	20,793	21,166
Amgen, Inc. 4.85% 2/19/2036	3,676	3,603
Amgen, Inc. 4.875% 3/1/2053	3,360	2,926
Amgen, Inc. 4.40% 2/22/2062	196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,996
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,396
Baxter International, Inc. 5.65% 12/15/2035	3,906	3,876
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,069
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,141
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	424

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 2.55% 11/13/2050	USD2,113	$1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,548
Cencora, Inc. 4.90% 2/13/2036	857	836
Cencora, Inc. 5.65% 2/13/2056	288	284
Centene Corp. 4.25% 12/15/2027	8,064	8,026
Centene Corp. 2.45% 7/15/2028	12,410	11,799
Centene Corp. 4.625% 12/15/2029	14,945	14,505
Centene Corp. 3.375% 2/15/2030	15,718	14,658
Cigna Group (The) 5.125% 5/15/2031	2,095	2,131
Cigna Group (The) 5.25% 2/15/2034	3,745	3,786
Cigna Group (The) 6.00% 1/15/2056	1,600	1,631
CVS Health Corp. 5.125% 2/21/2030	1,720	1,740
CVS Health Corp. 5.25% 1/30/2031	960	977
CVS Health Corp. 5.55% 6/1/2031	3,707	3,819
CVS Health Corp. 5.00% 9/15/2032	5,853	5,868
CVS Health Corp. 5.25% 2/21/2033	2,122	2,158
CVS Health Corp. 5.70% 6/1/2034	7,706	7,957
CVS Health Corp. 5.45% 9/15/2035	4,471	4,531
CVS Health Corp. 6.05% 6/1/2054	1,995	1,998
CVS Health Corp. 6.20% 9/15/2055	6,535	6,691
CVS Health Corp. 6.00% 6/1/2063	1,076	1,052
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,331
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,596
Elevance Health, Inc. 4.55% 5/15/2052	271	224
Elevance Health, Inc. 5.125% 2/15/2053	784	702
Elevance Health, Inc. 5.70% 2/15/2055	995	968
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,427
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,864
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,437
HCA, Inc. 5.20% 6/1/2028	4,165	4,207
HCA, Inc. 2.375% 7/15/2031	2,233	1,983
HCA, Inc. 3.625% 3/15/2032	2,400	2,235
HCA, Inc. 4.625% 3/15/2052	226	184
Humana, Inc. 5.375% 4/15/2031	5,530	5,607
Humana, Inc. 5.55% 5/1/2035	1,735	1,738
Humana, Inc. 5.75% 4/15/2054	954	896
Johnson & Johnson 4.80% 6/1/2029	3,970	4,040
Johnson & Johnson 4.90% 6/1/2031	4,175	4,269
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,023
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	4,600	4,161
Novartis Capital Corp. 4.60% 3/18/2033	6,923	6,861
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,377
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,868
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,300
Roche Holdings, Inc. 1.93% 12/13/2028 (a)	7,545	7,120
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	765	751
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	645	393
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	305
Stryker Corp. 4.85% 2/10/2030	1,235	1,245
Stryker Corp. 5.20% 2/10/2035	1,110	1,122
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,052
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	28,729
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,432
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	3,994
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,135	3,537
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,705	1,770
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,480	1,517
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	1,472	1,446
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	269	264

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD966	$955
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	398
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	424
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,609
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,106
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	981
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	385
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,247
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
		484,795

Utilities 3.26%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	934
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,093
Alabama Power Co. 3.00% 3/15/2052	3,219	2,056
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	408	326
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	437
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,050
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	850
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	2,400	2,350
Comision Federal de Electricidad 4.688% 5/15/2029 (a)	636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,569
DTE Electric Co. 4.85% 3/1/2036	10,150	9,924
DTE Energy Co. 5.10% 3/1/2029	7,900	7,991
DTE Energy Co. 3.00% 3/1/2032	259	238
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	314
Duke Energy Florida, LLC 5.875% 11/15/2033	370	390
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,102
Duke Energy Florida, LLC 3.00% 12/15/2051	293	189
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,694
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,568
Duke Energy Progress, LLC 2.50% 8/15/2050	644	376
Edison International 5.45% 6/15/2029	1,317	1,330
Edison International 6.95% 11/15/2029	7,026	7,345
Edison International 4.80% 3/15/2031	3,125	3,041
Electricite de France SA 5.65% 4/22/2029 (a)	1,420	1,460
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR2,800	3,143
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD1,575	1,829
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,955
Eversource Energy 5.00% 1/1/2027	3,415	3,425
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,354
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,531
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,919
Florida Power & Light Co. 5.75% 6/1/2056	1,255	1,262
Georgia Power Co. 4.95% 5/17/2033	1,845	1,857
Georgia Power Co. 5.25% 3/15/2034	3,200	3,251
Georgia Power Co. 3.70% 1/30/2050	190	142
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	525	470
NiSource, Inc. 5.40% 6/30/2033	650	668
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,547	4,428
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,974

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.00% 6/4/2028	USD464	$467
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,319	13,086
Pacific Gas and Electric Co. 4.65% 8/1/2028	5,379	5,366
Pacific Gas and Electric Co. 4.55% 7/1/2030	41,211	40,594
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,101	18,042
Pacific Gas and Electric Co. 5.05% 11/15/2031	15	15
Pacific Gas and Electric Co. 5.05% 10/15/2032	4,611	4,585
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,299
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,019	4,145
Pacific Gas and Electric Co. 5.60% 8/15/2036	11,890	11,898
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,500	9,681
PacifiCorp 5.30% 2/15/2031	700	711
PacifiCorp 5.45% 2/15/2034	1,549	1,567
PacifiCorp 5.25% 6/15/2035	2,925	2,901
PacifiCorp 5.80% 4/15/2036	979	1,005
PacifiCorp 6.10% 8/1/2036	80	84
PacifiCorp 3.30% 3/15/2051	325	213
PacifiCorp 5.50% 5/15/2054	439	403
PacifiCorp 5.80% 1/15/2055	7,735	7,382
PECO Energy Co. 5.25% 9/15/2054	1,775	1,655
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,813
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,224
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,503	1,487
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	6,584	6,585
Southern California Edison Co. 3.65% 3/1/2028	334	329
Southern California Edison Co. 5.65% 10/1/2028	2,578	2,627
Southern California Edison Co. 4.20% 3/1/2029	7,336	7,226
Southern California Edison Co. 5.15% 6/1/2029	4,155	4,200
Southern California Edison Co. 2.85% 8/1/2029	7,833	7,396
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,599
Southern California Edison Co. 2.50% 6/1/2031	8,543	7,630
Southern California Edison Co. 5.45% 6/1/2031	9,145	9,321
Southern California Edison Co. 4.80% 3/15/2033	3,525	3,457
Southern California Edison Co. 5.20% 6/1/2034	5,496	5,449
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,610
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,369
Southern California Edison Co. 5.625% 2/1/2036	4,845	4,857
Southern California Edison Co. 3.60% 2/1/2045	2,415	1,742
Southern California Edison Co. 2.95% 2/1/2051	738	446
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,365
Union Electric Co. 4.80% 3/15/2036	6,730	6,550
WEC Energy Group, Inc. 4.75% 1/15/2028	1,690	1,695
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	779
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
		364,829

Communication services 3.07%
Alphabet, Inc. 3.70% 2/15/2029	2,830	2,784
Alphabet, Inc. 4.10% 2/15/2031	861	846
Alphabet, Inc. 4.40% 2/15/2033	3,042	2,978
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,525
Alphabet, Inc. 4.80% 2/15/2036	4,215	4,145
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,383
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,309
Alphabet, Inc. 5.65% 2/15/2056	783	773
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,841
AT&T, Inc. 1.65% 2/1/2028	4,700	4,493

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.30% 2/15/2030	USD15,940	$15,734
AT&T, Inc. 4.75% 4/30/2033	15,802	15,468
AT&T, Inc. 2.55% 12/1/2033	12,748	10,711
AT&T, Inc. 5.40% 2/15/2034	2,395	2,429
AT&T, Inc. 4.50% 5/15/2035	174	164
CCO Holdings, LLC 5.125% 5/1/2027 (a)	2,925	2,921
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,265	1,129
CCO Holdings, LLC 4.25% 1/15/2034 (a)	3,875	3,284
CCO Holdings, LLC 7.375% 2/1/2036 (a)	3,650	3,584
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,393
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,398
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,006
Charter Communications Operating, LLC 6.55% 6/1/2034	1,347	1,376
Charter Communications Operating, LLC 5.85% 12/1/2035	11,606	11,239
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,212
Charter Communications Operating, LLC 4.80% 3/1/2050	8,272	6,176
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,564
Charter Communications Operating, LLC 3.90% 6/1/2052	35,898	22,905
Charter Communications Operating, LLC 5.25% 4/1/2053	4,903	3,826
Charter Communications Operating, LLC 6.70% 12/1/2055	3,857	3,679
Charter Communications Operating, LLC 3.95% 6/30/2062	3,750	2,219
Comcast Corp. 4.80% 5/15/2033	1,841	1,813
Comcast Corp. 2.887% 11/1/2051	18	10
Comcast Corp. 5.65% 6/1/2054	3,313	2,972
Comcast Corp. 5.50% 5/15/2064	250	214
Discovery Communications, LLC 3.625% 5/15/2030	3,325	2,836
Discovery Global Holdings, Inc. 3.755% 3/15/2027	356	354
Discovery Global Holdings, Inc. 4.054% 3/15/2029	1,450	1,352
Discovery Global Holdings, Inc. 5.05% 3/15/2042	7,855	5,764
Discovery Global Holdings, Inc. 5.141% 3/15/2052	240	161
Meta Platforms, Inc. 4.20% 11/15/2030	152	150
Meta Platforms, Inc. 4.55% 5/15/2031	7,335	7,298
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,285
Meta Platforms, Inc. 4.875% 5/15/2033	5,555	5,506
Meta Platforms, Inc. 4.875% 11/15/2035	22,869	22,264
Meta Platforms, Inc. 5.25% 5/15/2036	4,265	4,236
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	3,930
Meta Platforms, Inc. 5.625% 11/15/2055	14,495	13,144
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	3,912
News Corp. 5.125% 2/15/2032 (a)	1,300	1,274
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	4,500	4,493
SBA Tower Trust 1.631% 11/15/2026 (a)	6,741	6,672
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	675	658
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	12,000	10,905
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	14,258	14,225
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,975
T-Mobile USA, Inc. 4.95% 3/15/2028	705	710
T-Mobile USA, Inc. 4.80% 7/15/2028	175	176
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,742
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,361
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,505
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,023
T-Mobile USA, Inc. 5.05% 7/15/2033	832	831
T-Mobile USA, Inc. 5.75% 1/15/2034	730	756
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,551
T-Mobile USA, Inc. 6.00% 6/15/2054	920	910
T-Mobile USA, Inc. 5.50% 1/15/2055	406	373
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,035
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,184

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 4.75% 1/15/2033	USD7,614	$7,498
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,502
Verizon Communications, Inc. 3.55% 3/22/2051	625	434
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,941
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)	490	381
		343,393

Energy 1.87%
Antero Resources Corp. 5.375% 3/1/2030 (a)	280	282
APA Corp. 4.25% 1/15/2030	2,465	2,424
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	395	400
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,125
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,652
Cenovus Energy, Inc. 5.25% 6/15/2037	289	280
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)	268	279
Ecopetrol SA 8.875% 1/13/2033	15,325	16,793
Energy Transfer, LP 5.25% 7/1/2029	979	993
Energy Transfer, LP 6.40% 12/1/2030	479	507
Enterprise Products Operating, LLC 4.60% 1/15/2031	5,332	5,317
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,454
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,185
Equinor ASA 3.625% 9/10/2028	4,928	4,860
Equinor ASA 3.125% 4/6/2030	20,000	19,050
Equinor ASA 3.25% 11/18/2049	5,687	3,940
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,639
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	1,540	1,573
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,470	1,481
Noble Finance II, LLC 6.25% 6/15/2034 (a)	2,565	2,515
Occidental Petroleum Corp. 6.625% 9/1/2030	2,636	2,790
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	23,083
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,176
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,473
Petroleos Mexicanos 6.70% 2/16/2032	22,808	23,024
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	2,987	2,937
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	6,352	6,214
Shell Finance US, Inc. 2.75% 4/6/2030	377	354
SM Energy Co. 8.75% 7/1/2031 (a)	22,400	23,407
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	811
Sunoco, LP 5.625% 3/15/2031 (a)	595	591
TotalEnergies Capital International SA 3.455% 2/19/2029	885	864
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,415
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	4,000	3,568
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	3,090	3,039
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	2,715	2,678
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	4,185	4,362
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,075	1,140
		209,735

Information technology 1.79%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	1,025	1,039
Broadcom, Inc. 4.00% 4/15/2029 (a)	609	600
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,278
Broadcom, Inc. 4.15% 4/15/2032 (a)	630	606

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 4.80% 10/15/2034	USD1,063	$1,041
Broadcom, Inc. 3.137% 11/15/2035 (a)	847	720
CoreWeave, Inc. 9.75% 10/1/2031 (a)	4,715	4,708
Fair Isaac Corp. 6.00% 5/15/2033 (a)	1,300	1,281
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	565	573
Intel Corp. 3.05% 8/12/2051	1,530	958
Intel Corp. 5.60% 2/21/2054	7,880	7,375
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,385
Oracle Corp. 4.80% 8/3/2028	615	614
Oracle Corp. 4.55% 2/4/2029	4,370	4,309
Oracle Corp. 4.45% 9/26/2030	2,610	2,520
Oracle Corp. 4.95% 2/4/2031	13,700	13,415
Oracle Corp. 5.25% 2/3/2032	1,340	1,321
Oracle Corp. 4.80% 9/26/2032	7,605	7,239
Oracle Corp. 6.25% 11/9/2032	7,366	7,574
Oracle Corp. 5.35% 5/4/2033	10,120	9,833
Oracle Corp. 5.50% 8/3/2035	2,374	2,273
Oracle Corp. 5.20% 9/26/2035	19,391	18,162
Oracle Corp. 5.70% 2/4/2036	18,632	18,051
Oracle Corp. 5.875% 9/26/2045	10,640	9,320
Oracle Corp. 6.55% 2/4/2046	3,658	3,450
Oracle Corp. 6.00% 8/3/2055	5,970	5,087
Oracle Corp. 5.95% 9/26/2055	11,380	9,677
Oracle Corp. 6.70% 2/4/2056	12,248	11,535
Oracle Corp. 6.10% 9/26/2065	2,295	1,922
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	16,481	16,436
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,357
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,818
		200,477

Industrials 1.77%
ADT Security Corp. 4.125% 8/1/2029 (a)	510	489
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)	730	634
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)	565	480
BAE Systems PLC 5.00% 3/26/2027 (a)	1,200	1,205
BAE Systems PLC 5.125% 3/26/2029 (a)	3,482	3,530
BAE Systems PLC 5.25% 3/26/2031 (a)	2,156	2,201
BAE Systems PLC 5.30% 3/26/2034 (a)	570	581
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,403
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,271
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,564
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,887
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,569
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,656
Boeing Co. (The) 3.625% 2/1/2031	751	715
Boeing Co. (The) 6.388% 5/1/2031	5,632	5,986
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,503
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	429
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,177
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)	1,260	1,267
CSX Corp. 4.10% 11/15/2032	1,886	1,826
CSX Corp. 5.20% 11/15/2033	1,333	1,362
CSX Corp. 4.50% 11/15/2052	4,470	3,764
Eaton Corp. 4.20% 3/6/2031	13,761	13,491
General Dynamics Corp. 3.75% 5/15/2028	479	475
General Dynamics Corp. 3.625% 4/1/2030	387	374
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	110	109

American Funds Insurance Series	188

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	USD6,056	$5,953
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	3,400	3,339
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	2,820	2,778
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)	225	224
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,345	1,346
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,152
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	13,205	13,290
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	6,580	6,592
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	2,690	2,670
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,762
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,377
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,890
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,007
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	945	964
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	780	801
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,417
Republic Services, Inc. 5.00% 4/1/2034	15	15
Sumisho Air Lease Corp. 2.20% 1/15/2027	4,341	4,286
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	2,875	2,851
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,135	2,113
Sumisho Air Lease Corp. 5.20% 7/15/2031	3,650	3,670
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	235	234
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)	2,550	2,293
TransDigm, Inc. 6.25% 1/31/2034 (a)	2,405	2,456
Triton Container International, Ltd. 3.15% 6/15/2031 (a)	2,482	2,249
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,185
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,143
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,076
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,777
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,135
Union Pacific Corp. 2.95% 3/10/2052	1,483	949
Union Pacific Corp. 5.60% 12/1/2054	415	412
Waste Management, Inc. 1.50% 3/15/2031	419	364
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,164
		198,466

Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,337
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,635
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,182
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,337
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,664
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,109
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,045
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,547
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,474
BAT Capital Corp. 5.65% 3/16/2052	120	113
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,918
Clorox Co. 4.70% 5/15/2031	1,237	1,230
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,445
Constellation Brands, Inc. 4.35% 5/9/2027	890	890
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,623
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,313
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,958
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,776
Coty, Inc. 6.625% 7/15/2030 (a)	695	696

189	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Coty, Inc. 5.60% 1/15/2031 (a)	USD5,421	$5,277
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,286
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	24,345	24,291
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,847
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (a)	4,670	4,685
Mars, Inc. 5.00% 3/1/2032 (a)	3,640	3,667
Mars, Inc. 5.20% 3/1/2035 (a)	15,670	15,738
Mars, Inc. 5.65% 5/1/2045 (a)	2,371	2,357
Mars, Inc. 5.70% 5/1/2055 (a)	13,235	13,048
McCormick & Co., Inc. 4.15% 2/15/2029	2,763	2,733
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,422
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030	982	997
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,710
Philip Morris International, Inc. 4.75% 11/1/2031	830	833
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,688
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	535	535
Walmart, Inc. 4.90% 4/28/2035	1,013	1,022
Walmart, Inc. 4.50% 4/15/2053	1,416	1,231
		178,321

Materials 0.74%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,155
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,114
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	700	416
Celanese US Holdings, LLC 7.165% 7/15/2027	6,297	6,453
Celanese US Holdings, LLC 7.35% 11/15/2028	3,575	3,726
Celanese US Holdings, LLC 7.33% 7/15/2029	13,862	14,500
Celanese US Holdings, LLC 7.55% 11/15/2030	4,530	4,805
Celanese US Holdings, LLC 7.379% 7/15/2032	800	842
Celanese US Holdings, LLC 7.45% 11/15/2033	1,031	1,102
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	834	831
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,250	7,343
Dow Chemical Co. (The) 5.35% 3/15/2035	129	127
Dow Chemical Co. (The) 5.65% 3/15/2036	54	54
Dow Chemical Co. (The) 4.375% 11/15/2042	10	8
Dow Chemical Co. (The) 5.55% 11/30/2048	142	126
Dow Chemical Co. (The) 6.90% 5/15/2053	62	65
Dow Chemical Co. (The) 5.60% 2/15/2054	764	678
LYB International Finance III, LLC 5.125% 1/15/2031	469	468
LYB International Finance III, LLC 5.50% 3/1/2034	745	739
LYB International Finance III, LLC 6.15% 5/15/2035	972	997
LYB International Finance III, LLC 5.875% 1/15/2036	5,715	5,733
LYB International Finance III, LLC 3.375% 10/1/2040	460	337
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	300	292
POSCO 5.75% 1/17/2028 (a)	745	757
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,026
		83,047

Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027	1,375	1,368
Boston Properties, LP 2.90% 3/15/2030	4,630	4,315
Boston Properties, LP 3.25% 1/30/2031	463	430
Boston Properties, LP 2.55% 4/1/2032	1,674	1,458

American Funds Insurance Series	190

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 2.45% 10/1/2033	USD1,335	$1,099
Boston Properties, LP 6.50% 1/15/2034	10,849	11,518
Boston Properties, LP 5.75% 1/15/2035	11,874	11,992
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,065
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,404
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,901
FibraSOMA 4.375% 7/22/2031 (a)	1,475	1,345
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,755	2,664
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,135	2,967
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	3,020	3,018
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	675	665
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,118
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,683	4,859
Prologis, LP 4.875% 6/15/2028	1,040	1,049
Prologis, LP 4.75% 6/15/2033	1,409	1,397
Prologis, LP 5.125% 1/15/2034	6,175	6,220
Prologis, LP 5.00% 3/15/2034	360	359
Prologis, LP 5.25% 6/15/2053	117	111
Service Properties Trust 3.95% 1/15/2028	1,710	1,667
Service Properties Trust 8.625% 11/15/2031 (a)	3,040	3,204
		71,675
Total corporate bonds and notes		3,708,727
U.S. Treasury bonds & notes 28.70%
U.S. Treasury 28.12%
U.S. Treasury 4.375% 7/31/2026	271	271
U.S. Treasury 4.625% 11/15/2026	3,589	3,599
U.S. Treasury 4.00% 1/15/2027	3,741	3,742
U.S. Treasury 1.875% 2/28/2027	4,000	3,945
U.S. Treasury 2.625% 5/31/2027	43,530	42,958
U.S. Treasury 6.125% 11/15/2027 (c)	24,000	24,638
U.S. Treasury 3.375% 11/30/2027	241	238
U.S. Treasury 1.125% 2/29/2028	9,895	9,416
U.S. Treasury 4.00% 2/29/2028	4,750	4,738
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 4.00% 6/30/2028	16,646	16,596
U.S. Treasury 4.125% 6/30/2028	474,435	474,184
U.S. Treasury 1.00% 7/31/2028	5,630	5,279
U.S. Treasury 5.25% 11/15/2028	5,700	5,842
U.S. Treasury 2.625% 2/15/2029	21,260	20,452
U.S. Treasury 4.25% 2/28/2029	27,540	27,600
U.S. Treasury 2.375% 5/15/2029	4,070	3,876
U.S. Treasury 4.125% 6/15/2029	225,656	225,471
U.S. Treasury 4.00% 7/31/2029	334	332
U.S. Treasury 3.625% 8/31/2029	27,540	27,104
U.S. Treasury 3.875% 12/31/2029	44,049	43,618
U.S. Treasury 3.75% 5/31/2030	13,300	13,091
U.S. Treasury 4.125% 8/31/2030	11,215	11,184
U.S. Treasury 3.625% 9/30/2030	90,415	88,421
U.S. Treasury 4.875% 10/31/2030	92,133	94,566
U.S. Treasury 3.875% 4/30/2031	66,375	65,429
U.S. Treasury 4.125% 6/30/2031	372,891	371,595
U.S. Treasury 4.125% 10/31/2031	1,408	1,401
U.S. Treasury 4.125% 11/30/2031	985	980
U.S. Treasury 4.125% 11/15/2032	114	113
U.S. Treasury 4.25% 6/30/2033	93,783	93,420
U.S. Treasury 4.375% 5/15/2034	100	100

191	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 8/15/2035	USD44,038	$43,483
U.S. Treasury 4.375% 5/15/2036 (c)	421,907	419,699
U.S. Treasury 4.25% 5/15/2039 (c)	125,497	121,281
U.S. Treasury 1.375% 11/15/2040	24,540	15,875
U.S. Treasury 1.875% 2/15/2041	24,272	16,846
U.S. Treasury 4.75% 2/15/2041	75,066	75,107
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,971
U.S. Treasury 3.25% 5/15/2042	10,848	8,936
U.S. Treasury 4.875% 8/15/2045	13,819	13,716
U.S. Treasury 5.00% 5/15/2046	171,280	172,565
U.S. Treasury 3.00% 2/15/2049	124,633	90,885
U.S. Treasury 2.875% 5/15/2049	19,228	13,656
U.S. Treasury 2.875% 5/15/2052	990	685
U.S. Treasury 4.00% 11/15/2052	7,328	6,270
U.S. Treasury 4.125% 8/15/2053	213	186
U.S. Treasury 4.75% 2/15/2056 (c)	463,815	450,553
U.S. Treasury 5.00% 5/15/2056	12,672	12,807
		3,148,773

U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)	6,274	6,244
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	3,628	3,571
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)	7,939	7,459
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	21,990	21,316
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (d)	1,209	1,183
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	— (e)	— (e)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)	2,381	2,082
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	24,789	22,842
		64,697
Total U.S. Treasury bonds & notes		3,213,470
Mortgage-backed obligations 27.80%
Federal agency mortgage-backed obligations 21.12%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (f)	20	19
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (f)	6	6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	1,724	1,619
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (f)	88	82
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	1,491	1,396
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (f)	629	589
Fannie Mae Pool #945680 6.00% 9/1/2037 (f)	299	309
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(g)	122	124
Fannie Mae Pool #988588 5.50% 8/1/2038 (f)	121	124
Fannie Mae Pool #889982 5.50% 11/1/2038 (f)	547	561
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (f)	127	128
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (f)	650	656
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (f)	481	483
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)(f)	97,371	84,680
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (f)	605	610
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (f)	277	280
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (f)	275	277
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (f)	152	153
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (f)	30	29
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (f)	1,469	1,367
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (f)	248	262
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (f)	630	586
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (f)	571	542

American Funds Insurance Series	192

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (f)	USD112	$107
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (f)	3,868	3,697
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (f)	222	209
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (f)	684	653
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (f)	30	28
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (f)	3,390	3,124
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (f)	1,662	1,581
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (f)	61	58
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (f)	1,870	1,827
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (f)	992	914
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (f)	12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (f)	5,000	4,470
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (f)	3,609	3,336
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (f)	15,828	15,054
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (f)	14,712	13,647
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (f)	8	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	381	354
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (f)	962	862
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (f)	672	604
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	1,983	1,827
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (f)	16,152	15,329
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (f)	11,252	10,345
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (f)	3,114	2,859
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (f)	4,961	4,552
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	22,687	20,834
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (f)	10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (f)	236	198
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (f)	4,466	3,819
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (f)	511	428
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (f)	39	32
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (f)	14,047	12,527
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	4,734	4,247
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	1,576	1,383
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (f)	895	751
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (f)	574	482
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	875	768
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (f)	1,508	1,220
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (f)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (f)	16,046	13,430
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (f)	2,366	2,025
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (f)	813	696
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (f)	397	333
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (f)	55	46
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	275	242
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (f)	839	702
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (f)	230	196
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (f)	181	152
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (f)	169	142
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	1,299	1,140
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (f)	1,703	1,362
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (f)	5,534	4,740
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (f)	1,032	867
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (f)	611	513
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (f)	24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (f)	13,349	11,914
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (f)	974	786
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (f)	879	736
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	947	831
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (f)	6,105	4,925
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	4,672	3,774

193	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (f)	USD40	$32
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (f)	19,729	16,684
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	1,448	1,214
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	855	717
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (f)	59	51
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (f)	3,177	2,541
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	663	531
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (f)	350	286
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (f)	4,613	3,930
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (f)	3,303	2,764
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)	329	263
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (f)	7,024	5,879
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	1,611	1,349
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	911	762
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (f)	8,199	6,559
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (f)	1,774	1,419
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (f)	539	431
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (f)	26	21
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (f)	4,684	3,920
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (f)	4,395	3,679
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (f)	2,276	1,921
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (f)	403	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (f)	304	255
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (f)	162	136
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	2,802	2,466
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	335	297
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (f)	10,296	8,236
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (f)	1,662	1,329
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (f)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	1,788	1,503
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (f)	1,695	1,419
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	556	466
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (f)	452	378
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (f)	153	128
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (f)	31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	25	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (f)	1,736	1,389
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (f)	462	378
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (f)	1,325	1,109
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (f)	731	612
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	251	221
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (f)	177	157
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (f)	72	58
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (f)	8,015	6,811
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (f)	4,430	3,717
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)	4,171	3,491
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (f)	2,224	1,861
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	880	740
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (f)	527	442
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (f)	393	336
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (f)	194	164
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (f)	1,850	1,615
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (f)	185	155
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (f)	1,220	1,069
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (f)	2,938	2,459
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (f)	1,865	1,565
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (f)	1,297	1,088
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (f)	950	805
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (f)	447	376
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (f)	412	345

American Funds Insurance Series	194

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (f)	USD293	$247
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (f)	281	236
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (f)	51	43
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)	7,017	5,613
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (f)	301	252
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (f)	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (f)	2,745	2,422
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	4,139	3,326
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (f)	145	116
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (f)	119	96
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (f)	91	76
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (f)	783	691
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (f)	6,804	5,442
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (f)	5,709	4,567
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (f)	759	610
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (f)	1,802	1,512
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (f)	289	242
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	1,748	1,402
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (f)	44	36
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (f)	5,693	4,765
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	4,141	3,471
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (f)	1,840	1,543
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	1,053	882
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	316	265
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (f)	854	752
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (f)	533	466
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (f)	13,831	11,079
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	2,343	1,881
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (f)	753	603
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (f)	1,599	1,347
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (f)	816	687
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (f)	694	581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	475	397
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (f)	457	383
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (f)	29	24
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	29,741	26,620
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (f)	1,461	1,171
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	1,174	942
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (f)	1,004	806
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (f)	827	662
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (f)	2,551	2,140
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)	1,600	1,347
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (f)	780	655
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	608	513
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (f)	360	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)	33	27
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (f)	4,745	4,145
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (f)	941	822
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (f)	5,350	4,279
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	1,548	1,243
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	701	562
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (f)	29,916	25,047
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)	1,407	1,183
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (f)	154	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	1,317	1,239
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (f)	223	210
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	3,474	2,798
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (f)	19,531	16,397
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (f)	2,058	1,730

195	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (f)	USD945	$796
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (f)	900	757
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (f)	6,050	5,284
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (f)	29	23
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (f)	915	767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	138	116
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (f)	124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	2,704	2,536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	2,783	2,329
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (f)	404	339
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	128	107
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (f)	2,664	2,641
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (f)	3,947	3,447
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	483	480
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (f)	419	352
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (f)	93	82
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (f)	233	225
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (f)	56	54
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (f)	7,244	7,204
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	8,499	6,798
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	8,855	8,556
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (f)	2,474	2,384
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	2,141	2,122
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	2,522	2,551
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	2,327	2,354
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (f)	184	191
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (f)	698	674
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (f)	131	129
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (f)	25	26
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (f)	555	485
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (f)	18,688	18,555
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (f)	642	540
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (f)	288	270
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (f)	140	139
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (f)	3,340	3,370
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	302	306
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	619	639
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (f)	600	579
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	13,590	13,446
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (f)	75	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (f)	730	739
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (f)	5,021	5,182
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	2,589	2,572
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)	2,033	2,010
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	4,837	4,889
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	5,273	5,412
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (f)	588	513
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (f)	2,670	2,575
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	5,205	5,261
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (f)	4,058	4,091
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)	304	308
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	2,959	3,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	1,976	2,034
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	1,431	1,476
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (f)	5,699	4,574
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (f)	3,371	2,830
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (f)	141	118
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	18,114	17,451
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (f)	86	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	2,833	2,856

American Funds Insurance Series	196

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (f)	USD5,152	$5,374
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)	15,166	15,291
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)	10,509	10,631
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)	5,349	5,411
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	464	469
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	3,474	3,561
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (f)	10,269	10,634
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)	10,817	10,936
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)	5,704	5,756
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (f)	101	103
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (f)	946	859
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (f)	51,904	51,360
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	1,485	1,544
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (f)	20	20
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)	1,695	1,714
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	569	595
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	3,309	3,465
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)	834	864
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (f)	2,701	2,606
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	2,086	2,100
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)	1,482	1,494
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	5,390	5,562
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (f)	1,317	1,352
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (f)	3,741	3,953
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (f)	13,161	12,691
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	15,494	15,626
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	1,286	1,296
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (f)	3,883	4,007
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	2,645	2,713
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	1,199	1,228
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (f)	2,818	2,955
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	4,448	4,505
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (f)	3,710	3,829
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)	482	486
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	261	268
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)	111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	2,131	2,147
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	1,686	1,708
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	15,150	15,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	1,017	1,047
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (f)	863	887
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	7,947	8,283
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	6,299	6,383
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	1,341	1,357
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	17,284	17,693
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	4,178	4,322
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	1,910	1,969
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	1,562	1,598
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (f)	1,110	1,141
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	1,017	1,049
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)	775	793
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)	269	276
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	12,504	13,031
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)	3,302	3,432
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)	1,828	1,910
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	121	122
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	28,938	29,623
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	959	985
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	526	539
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	185	190

197	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	USD83	$85
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	81	83
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (f)	1,893	1,972
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	1,399	1,457
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	2,825	2,842
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	1,577	1,597
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (f)	1,128	1,143
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	318	326
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (f)	181	186
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	151	155
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (f)	81	84
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (f)	1,140	1,180
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (f)	623	638
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	3,714	3,734
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (f)	2,477	2,535
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (f)	1,839	1,943
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (f)	239	230
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (f)	88	84
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (f)	30	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (f)	3,482	3,592
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (f)	1,290	1,328
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (f)	359	368
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	236	242
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (f)	210	216
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	1,540	1,548
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (f)	858	883
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (f)	346	354
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (f)	1,395	1,447
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (f)	1,005	1,046
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	2,230	2,139
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	2,348	2,359
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	9,001	9,214
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (f)	395	397
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,563	3,648
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	230	235
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	225	230
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (f)	891	943
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (f)	80	84
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	256	252
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (f)	623	658
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (f)	397	399
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (f)	3,743	3,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	1,989	2,052
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (f)	1,705	1,804
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (f)	285	301
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (f)	116	105
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (f)	370	392
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (f)	8,988	8,107
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (f)	6,564	5,912
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (f)	14,079	12,165
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	16,729	14,372
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (f)	925	888
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)	4,291	3,853
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (f)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (f)	13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (f)(g)	14	13
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (f)	28	28
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (f)	438	433
Freddie Mac Pool #A15120 5.50% 10/1/2033 (f)	31	31
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (f)	28	26

American Funds Insurance Series	198

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	USD2,162	$2,026
Freddie Mac Pool #G05196 5.50% 10/1/2038 (f)	33	34
Freddie Mac Pool #G05267 5.50% 12/1/2038 (f)	25	26
Freddie Mac Pool #G06020 5.50% 12/1/2039 (f)	46	47
Freddie Mac Pool #G05860 5.50% 2/1/2040 (f)	156	160
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (f)	1,641	1,433
Freddie Mac Pool #A93948 4.50% 9/1/2040 (f)	120	118
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	4,865	4,246
Freddie Mac Pool #G06868 4.50% 4/1/2041 (f)	113	112
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	8,469	7,414
Freddie Mac Pool #G06841 5.50% 6/1/2041 (f)	258	265
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (f)	13,704	12,487
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (f)	51	43
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (f)	82	73
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (f)	725	686
Freddie Mac Pool #G08789 4.00% 11/1/2047 (f)	448	427
Freddie Mac Pool #G61733 3.00% 12/1/2047 (f)	3,588	3,231
Freddie Mac Pool #G67709 3.50% 3/1/2048 (f)	9,399	8,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (f)	687	652
Freddie Mac Pool #G61628 3.50% 9/1/2048 (f)	218	202
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (f)	906	863
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (f)	482	443
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (f)	1,378	1,265
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (f)	7,573	6,971
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (f)	20,458	18,312
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (f)	4,158	3,559
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (f)	26	21
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	261	230
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (f)	1,690	1,418
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	60	50
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	1,596	1,408
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (f)	4,978	4,265
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (f)	1,133	950
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (f)	53	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (f)	23	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (f)	1,789	1,498
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (f)	901	762
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (f)	618	541
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (f)	1,648	1,323
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (f)	387	316
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (f)	91	74
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (f)	105	88
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (f)	58,594	47,261
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (f)	1,682	1,348
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (f)	2,167	1,814
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (f)	2,079	1,674
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (f)	212	177
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (f)	1,744	1,395
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (f)	1,698	1,359
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (f)	1,525	1,220
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (f)	1,178	953
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (f)	990	873
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (f)	1,854	1,483
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (f)	2,141	1,830
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	65	54
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (f)	55	46
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (f)	268	214
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)	1,834	1,536
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (f)	527	443
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (f)	5,230	4,651

199	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (f)	USD726	$584
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (f)	9,191	7,804
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (f)	7,164	5,996
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (f)	2,008	1,680
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	1,726	1,445
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (f)	1,777	1,552
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	932	823
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (f)	346	277
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (f)	1,780	1,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (f)	5,879	5,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (f)	1,638	1,458
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (f)	1,966	1,798
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	2,138	1,714
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (f)	2,524	2,112
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (f)	1,231	1,054
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	1,028	907
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (f)	512	447
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (f)	1,580	1,270
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (f)	756	608
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (f)	396	317
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (f)	4,785	4,014
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (f)	1,033	867
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (f)	964	808
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (f)	30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (f)	17	15
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	3,839	3,224
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (f)	2,445	2,060
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (f)	630	527
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (f)	475	399
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (f)	450	379
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (f)	3,624	3,220
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (f)	602	526
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	1,516	1,215
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (f)	973	778
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (f)	774	621
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (f)	947	794
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (f)	662	555
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (f)	372	312
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	213	179
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (f)	157	132
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (f)	56	47
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (f)	556	508
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (f)	2,127	1,706
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	1,692	1,361
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (f)	1,172	938
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	868	696
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (f)	805	645
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	463	371
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (f)	158	126
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (f)	980	822
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)	746	627
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (f)	671	565
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (f)	66	55
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	1,184	950
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (f)	1,600	1,339
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)	518	434
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (f)	246	207
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (f)	208	175
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (f)	186	157
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (f)	116	97

American Funds Insurance Series	200

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (f)	USD112	$94
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	1,569	1,319
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (f)	340	286
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	39,245	34,328
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	3,361	2,938
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (f)	44	39
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (f)	733	666
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (f)	86	90
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	29,215	24,594
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	453	379
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (f)	177	148
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	3,986	3,480
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (f)	801	701
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (f)	1,513	1,501
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	83	67
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (f)	177	149
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (f)	511	451
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (f)	69	66
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	3,720	3,249
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (f)	299	289
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (f)	280	270
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (f)	68	65
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (f)	44	43
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (f)	27	26
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (f)	5,296	5,388
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (f)	14,479	13,678
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (f)	5,028	4,759
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	14,896	14,375
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (f)	3,071	3,047
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	1,848	1,869
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (f)	60	62
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (f)	33	34
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	975	852
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (f)	942	884
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (f)	970	1,003
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	14,054	13,575
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (f)	175	173
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (f)	1,962	1,943
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (f)	33,728	34,158
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (f)	20,147	20,394
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (f)	9,651	9,965
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (f)	177	171
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	3,987	3,962
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (f)	487	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (f)	30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	7,342	7,264
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	6,663	6,722
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (f)	2,635	2,667
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (f)	1,873	1,887
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (f)	10,614	10,928
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	4,898	4,843
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	11,071	11,190
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (f)	2,436	2,506
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (f)	1,223	1,258
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	506	527
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	454	474
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	436	459
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	411	433
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	299	315
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	229	241

201	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	USD166	$172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	128	136
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (f)	65	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	229	227
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (f)	6,338	6,411
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)	452	457
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (f)	6,478	6,689
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)	1,981	2,000
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)	1,972	1,994
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (f)	1,711	1,728
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)	1,317	1,333
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (f)	1,164	1,200
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (f)	910	945
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (f)	35,510	36,783
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (f)	735	728
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (f)	10,413	10,660
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (f)	2,313	2,395
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)	15,490	15,672
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (f)	8,925	9,316
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	1,255	1,303
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (f)	25	26
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (f)	3,949	4,072
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (f)	2,527	2,614
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	427	442
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	620	625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (f)	3,944	4,051
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (f)	2,645	2,724
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (f)	3,564	3,715
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	325	328
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	2,063	2,090
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	1,489	1,500
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (f)	6,132	6,323
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (f)	3,866	3,995
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (f)	1,620	1,676
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	1,401	1,441
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (f)	115	117
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (f)	18	18
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (f)	4,411	4,626
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (f)	1,749	1,725
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (f)	32,352	32,771
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	4,241	4,306
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	2,073	2,122
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (f)	4,375	4,554
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	2,500	2,530
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	873	886
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)	19,765	20,414
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	81	83
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (f)	4,500	4,702
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	1,688	1,709
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	16,136	16,518
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	10,970	11,415
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (f)	2,164	2,218
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	626	646
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	146	150
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (f)	1,861	1,944
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (f)	1,799	1,781
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (f)	1,264	1,246
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (f)	1,226	1,216
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	6,077	6,221

American Funds Insurance Series	202

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	USD1,788	$1,833
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	428	441
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	114	117
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (f)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)	9,812	10,189
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (f)	7,953	8,288
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (f)	3,134	3,283
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (f)	2,248	2,342
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	1,299	1,352
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	716	743
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	6	6
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (f)	3,783	3,912
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	331	340
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	196	203
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	194	202
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	166	171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	116	119
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (f)	28	28
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	14	15
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (f)	3,212	3,336
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (f)	1,892	1,963
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (f)	1,347	1,399
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (f)	850	888
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	835	840
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (f)	143	146
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	45	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	17	18
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (f)	111	115
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	4,462	4,281
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	2,437	2,400
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	9,971	10,035
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	9,088	9,140
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	2,519	2,579
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)	3,245	3,198
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	226	228
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (f)	12	12
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (f)	184	189
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (f)	608	629
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (f)	1,618	1,710
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (f)	1,139	1,145
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (f)	1,845	1,909
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (f)	990	1,021
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (f)	431	441
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	4,440	4,258
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	2,104	2,154
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	1,498	1,539
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	5,234	5,358
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (f)	648	664
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (f)	497	527
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (f)	348	368
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	181	178
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	818	805
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (f)	693	733
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (f)	29	31
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	3,762	3,705
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)	514	528
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (f)	1,739	1,841
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (f)	928	843
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (f)	30	31
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (f)	80	82

203	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD3,461	$3,432
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (f)	72	64
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (f)	64	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	4,919	4,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	1,230	1,174
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (f)	6,783	6,522
Government National Mortgage Assn. 2.50% 7/1/2056 (f)(h)	4,300	3,672
Government National Mortgage Assn. 5.00% 7/1/2056 (f)(h)	135	133
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (f)	8,394	7,956
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (f)	22	22
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (f)	3,441	3,386
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (f)	7,752	7,094
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (f)	1,769	1,452
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (f)	3,529	2,898
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (f)	2,746	2,255
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (f)	6,241	5,125
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (f)	6,960	5,925
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (f)	2,607	2,211
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (f)	26	21
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (f)	2,498	2,127
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (f)	927	761
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (f)	8,963	7,358
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (f)	3,677	3,146
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (f)	3,163	2,698
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (f)	204	182
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (f)	26	21
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (f)	157	140
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (f)	31	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (f)	4,216	3,850
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (f)	4,347	3,871
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (f)	3,598	3,263
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (f)	19,422	17,571
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	6,861	6,454
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	4,794	4,522
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (f)	3,073	2,974
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (f)	10,907	10,541
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	2,763	2,739
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (f)	7,077	6,835
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (f)	11,820	11,408
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (f)	75	62
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	1,653	1,545
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (f)	1,530	1,475
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (f)	2,891	2,912
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	1,713	1,724
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (f)	6,495	6,536
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (f)	8,288	8,341
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (f)	2,471	2,486
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)	1,411	1,065
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (f)(h)	3,253	2,964
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (f)(h)	2,592	2,362
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (f)(h)	19,829	15,838
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (f)(h)	15,886	13,276
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (f)(h)	2,686	2,639
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (f)(h)	2,388	2,441
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (f)(h)	23,501	24,313
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (f)(h)	432	456
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (f)(h)	47,248	37,724
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (f)(h)	49,740	41,553
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (f)(h)	4,063	3,988

American Funds Insurance Series	204

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (f)(h)	USD1,110	$1,112
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (f)(h)	67,514	68,803
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (f)(h)	15,015	15,780
		2,364,843

Commercial mortgage-backed securities 3.44%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(f)(g)	11,443	11,510
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(f)	11,892	11,350
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(f)(g)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (f)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (f)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (f)(g)	684	715
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(g)	500	521
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (f)	3,537	3,619
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (f)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (f)	295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (f)	2,541	2,493
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(g)	781	773
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	3,361	3,454
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(g)	2,174	2,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	2,774	2,860
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(g)	7,780	7,987
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(f)(g)	248	248
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (a)(f)(g)	73	73
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(f)(g)	110	110
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(f)(g)	1,651	1,653
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (a)(f)(g)	7,294	7,295
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(f)(g)	1,611	1,612
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(f)(g)	26,909	26,709
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(f)(g)	7,147	7,182
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(f)(g)	28,535	28,612
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(f)(g)	25,957	26,024
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(f)(g)	1,514	1,519
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(f)(g)	19,044	19,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	94	93
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(f)(g)	27,080	27,021
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(f)(g)	5,461	5,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(f)(g)	8,924	9,030
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(f)	966	982
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(f)	1,121	1,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(f)(g)	862	871
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (f)	87	86
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(f)(g)	7,301	7,342
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(f)(g)	9,136	9,167
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	2,432	2,460
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(f)(g)	1,508	1,512
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(f)(g)	10,443	10,430
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (f)	400	395

205	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (f)	USD100	$98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (f)	1,536	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(f)(g)	8,260	8,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(f)(g)	15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(f)(g)	1,478	1,485
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(f)(g)	24,720	25,128
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(f)(g)	28,416	28,448
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (f)	640	634
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (f)	240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(f)	6,854	5,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(g)	2,040	2,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (f)	53	52
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (f)	245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(f)(g)	4,409	4,376
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(f)(g)	3,848	3,857
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(f)	4,065	3,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(f)(g)	26,882	26,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (f)	2,550	2,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (f)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(g)	5,667	5,831
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (f)	205	204
		384,891

Collateralized mortgage-backed obligations (privately originated) 3.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(f)(g)	1,311	1,199
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(f)	28	28
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(f)	3,181	3,092
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(f)	10,719	10,426
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(f)(g)	484	454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(f)(g)	89	88
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(f)(g)	586	533
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(f)	5,987	6,002
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(f)(g)	1,594	1,590
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(f)(g)	11,853	11,602
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(f)(g)	4,632	4,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(f)(g)	82	78
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(f)	3,911	3,927
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(f)(g)	898	814
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(f)(g)	1,723	1,748
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (a)(f)(g)	789	793
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (a)(f)(g)	329	329
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(f)(g)	1,287	1,286
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (a)(f)(g)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(f)(g)	72	72
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (a)(f)(g)	1,053	1,062

American Funds Insurance Series	206

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(f)(g)	USD948	$950
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(f)(g)	1,565	1,568
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(f)(g)	1,284	1,285
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	3,006	3,009
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(f)(g)	15,042	15,063
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(f)(g)	9,348	9,354
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(f)(g)	1,565	1,297
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(f)(g)	1,716	1,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(f)(g)	4,954	5,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(f)(g)	49	49
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(f)(g)	1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(f)(g)	1,180	1,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(f)(g)	6,657	6,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(f)(g)	199	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(f)(g)	1,655	1,661
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	2,216	2,217
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(f)	2,826	2,839
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(f)(g)	1,380	1,263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(f)	619	604
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(f)	11,241	11,291
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(f)(g)	429	436
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(f)(g)	2,726	2,718
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(f)	1,571	1,573
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(f)(g)	1,638	1,504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(f)	11,945	11,921
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(f)	2,833	2,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(f)(g)	2,951	2,945
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(f)(g)	2,016	2,026
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(f)(g)	1,551	1,556
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(f)(g)	9,331	9,229
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(f)	4,328	4,342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(f)	2,297	2,307
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(f)	4,588	4,612
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(f)	4,377	4,417
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(f)	11,270	11,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(f)	3,530	3,527
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(f)	12,912	12,976
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(g)	6,316	6,265
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(f)(g)	11,450	11,434
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(f)(g)	1,194	1,051
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(f)	1,074	1,060
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(f)(g)	1,044	993
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(f)	14,242	13,428
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(f)	4,038	3,807

207	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(f)	USD6,571	$6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(f)	2,748	2,660
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (a)(f)(g)	6,364	6,372
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(f)(g)	10,125	9,581
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(f)	6,299	5,736
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(f)(g)	2,687	2,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(i)(j)	1,368	1,299
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(f)	8,553	8,492
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(f)	7,389	7,281
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(f)	3,300	3,225
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(f)	3,929	3,881
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(f)(g)	3,987	3,992
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(f)	9,663	9,719
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	4,560	4,586
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(f)	9,503	9,538
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(f)(g)	4,036	4,026
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(f)(g)	3,205	3,207
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(f)	16,477	16,534
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(f)	3,814	3,799
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(f)(g)	13,229	13,148
		363,336
Total mortgage-backed obligations		3,113,070
Asset-backed obligations 3.78%
Other asset-backed securities 2.38%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(f)	9,848	9,858
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(f)	2,068	2,069
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(f)	6,680	6,712
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(f)	6,619	6,519
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(f)	4,565	4,527
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(f)	3,384	3,409
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(f)	26	26
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(f)	2,772	2,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(f)	319	306
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(f)	303	304
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(f)	5,326	5,335
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(f)	7,948	8,036
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(f)	12,797	12,065
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(f)	5,006	4,721
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(f)	564	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	18,008	15,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)	1,856	1,532
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(f)	3,362	2,071
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(f)	364	229
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)	5,836	4,638
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(f)	1,898	1,125
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(f)	14,588	14,640
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(f)	6,398	6,421
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(f)	2,312	2,315
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(f)	6,642	6,630
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(f)	1,234	1,158
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)	2,434	2,280
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(f)	225	207
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(f)	200	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(f)	1,218	1,154

American Funds Insurance Series	208

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(f)	USD922	$852
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(f)	103	93
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(f)	1,450	1,394
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(f)	5,519	5,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(f)	1,518	1,425
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(f)	1,279	1,188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(f)	8,650	8,585
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (a)(f)	5,575	5,579
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(f)	197	197
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(f)	4,273	4,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(f)	2,824	2,679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)	50,765	41,964
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(f)	2,268	2,276
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(f)	4,324	4,328
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(f)	2,314	2,313
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(f)	4,100	4,239
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(f)	1,588	1,629
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(f)	493	493
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(f)	1,095	1,099
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(f)	909	912
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(f)	1,920	1,893
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(f)	3,835	3,832
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(f)	121	121
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(f)	1,991	1,893
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(f)	367	352
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(f)	1,700	1,616
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(f)	535	525
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(f)	40	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(f)	339	333
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(f)	394	385
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(f)	510	498
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(f)	1,541	1,479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)	551	532
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)	1,235	1,163
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)	4,159	3,916
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(f)	232	218
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)	3,520	3,316
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(f)	2,867	2,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(f)	86	78
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(f)	6,585	6,198
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(f)	2,318	2,140
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(f)	225	208
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(f)	7,988	8,010
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(f)	513	509
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(f)	2,112	2,106
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(f)	5,380	5,403
		266,875

Auto loan 0.96%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (f)	143	144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(f)	1,148	1,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(f)	177	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(f)	64	64
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(f)	6,724	6,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(f)	1,348	1,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(f)	5,059	5,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(f)	4,665	4,742
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (f)	36	37

209	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(f)	USD239	$240
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(f)	309	310
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(f)	799	805
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(f)	301	302
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(f)	3,661	3,666
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(f)	397	397
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(f)	4,378	4,395
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (f)	7	7
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (f)	103	103
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (f)	758	767
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	283	286
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(f)	1,014	1,091
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (f)	219	220
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	597	600
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(f)	4,218	4,247
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(f)	293	294
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(f)	507	515
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(f)	1,229	1,229
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(f)	673	677
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (f)	140	141
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (f)	320	323
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(f)	4,815	4,868
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(f)	2,703	2,758
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(f)	3,984	4,099
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(f)	948	964
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(f)	1,174	1,159
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(f)	17,770	17,637
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(f)	1,264	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	859	853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(f)	3,007	3,036
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (f)	174	174
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (f)	39	39
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (f)	160	161
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(f)	473	474
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(f)	846	848
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(f)	3,223	3,242
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(f)	714	720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(f)	316	317
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(f)	483	490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(f)	123	124
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	414	417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (f)	150	150
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (f)	459	461
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(f)	143	144
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(f)	361	364
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(f)	5,525	5,533
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(f)	1,572	1,578
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(f)	1,236	1,251
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(f)	7,297	7,330
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(f)	6,769	6,800
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (f)	90	91
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (f)	232	233
		107,796

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(f)	13,550	13,563

American Funds Insurance Series	210

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(f)	USD2,456	$2,444
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(f)	2,416	2,411
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(f)	8,461	8,451
		26,869

Student loan 0.20%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.693% 3/15/2057 (a)(f)(g)	13,238	13,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)	117	110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)	1,965	1,873
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)	4,520	4,293
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(f)(g)	1,505	1,499
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(f)(g)	123	123
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (a)(f)(g)	546	550
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(f)	495	499
		22,143
Total asset-backed obligations		423,683
Bonds & notes of governments & government agencies outside the U.S. 1.70%
Mexico 1.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	75,226	75,625
Eagle Funding LuxCo SARL 5.50% 8/17/2030	8,029	8,071
United Mexican States 6.00% 5/13/2030	2,960	3,039
United Mexican States 6.00% 5/7/2036	32,486	32,458
United Mexican States 6.875% 5/13/2037	3,200	3,361
United Mexican States 6.25% 8/27/2037	9,050	9,062
United Mexican States 7.375% 5/13/2055	14,311	15,202
		146,818

Greece 0.29%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,778
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,885
Greece (Hellenic Republic of) 4.125% 6/15/2054	9,650	10,832
		32,495

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (a)	USD8,100	8,160
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	680	716
		8,876

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	583
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	827
		1,410

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	458
Total bonds & notes of governments & government agencies outside the U.S.		190,057

211	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.41%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	USD2,100	$2,390

Illinois 1.23%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,738
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,278
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	2,025	2,042
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	2,640	2,674
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	93,944	94,957
		137,763

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,837

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,635
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,128
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	443
		3,206

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,830

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,470	4,397
Total municipals		158,423
Loans 0.08%
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(g)(j)(k)	5,311	5,342

Communication services 0.03%
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(k)	3,599	3,605
Total loans		8,947
Total bonds, notes & other debt instruments (cost: $10,964,108,000)		10,816,377
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (a)	555	12
FORESEA Holding SA, Class B (a)	61	2
Total common stocks (cost: $8,000)		14

American Funds Insurance Series	212

The Bond Fund of America® (continued)
Short-term securities 4.35%	Shares	Value (000)
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)(m)	4,873,118	$487,263
Total short-term securities (cost: $487,266,000)		487,263
Total investment securities 100.94% (cost: $11,451,382,000)		11,303,654
TBA sale commitments (1.74)%	Principal amount (000)
Mortgage-backed obligations (1.74)%
Federal agency mortgage-backed obligations (1.74)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (f)(h)	USD(34,093)	(29,730)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (f)(h)	(54,683)	(49,621)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (f)(h)	(18,700)	(17,480)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (f)(h)	(56,351)	(53,991)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (f)(h)	(43,565)	(43,711)
Total TBA sale commitments (proceeds: $193,891,000)		(194,533)
Other assets less liabilities 0.80%		88,843
Net assets 100.00%		$11,197,964
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	103	9/16/2026	USD24,797	$(126)
3 Month SOFR Futures	Long	5,019	3/17/2027	1,204,058	(3,727)
2 Year U.S. Treasury Note Futures	Long	4,893	10/5/2026	1,008,608	(813)
5 Year U.S. Treasury Note Futures	Long	6,726	10/5/2026	719,997	1,645
10 Year Italy Government Bond Futures	Long	287	9/10/2026	39,138	544
10 Year Euro-Bund Futures	Short	522	9/10/2026	(75,950)	(766)
10 Year U.S. Treasury Note Futures	Long	3,915	9/30/2026	430,222	1,736
10 Year Ultra U.S. Treasury Note Futures	Long	558	9/30/2026	62,757	618
20 Year U.S. Treasury Bond Futures	Long	621	9/30/2026	70,483	1,877
30 Year Ultra U.S. Treasury Bond Futures	Long	2,796	9/30/2026	324,773	10,907
					$11,895
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
BRL	11,355	USD	2,234	Morgan Stanley	7/10/2026	$(40)
JPY	3,901,364	EUR	21,055	Goldman Sachs	7/10/2026	(53)
BRL	24,015	USD	4,615	Goldman Sachs	7/13/2026	22
BRL	11,589	USD	2,244	Citibank	7/13/2026	(7)
BRL	39,480	USD	7,746	RBC Capital Markets	7/13/2026	(123)
USD	26,454	JPY	4,230,230	Goldman Sachs	7/15/2026	406

213	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	68,807	EUR	60,039	Citibank	8/5/2026	$99
EUR	17,714	USD	20,270	Citibank	8/5/2026	1
						$305
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD12,943	$(29)	$—	$(29)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD14,701	(10)	—	(10)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	25	—	25
SOFR	Annual	3.5935%	Annual	4/28/2029	USD97,070	907	—	907
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(4)	—	(4)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	224	—	224
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	173	—	173
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	138	—	138
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	89	—	89
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	82	—	82
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	70	—	70
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	45	—	45
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	— (e)	—	— (e)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	59	—	59
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	294	—	294
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	46	—	46
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	11	—	11
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	105	—	105
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	415	—	415
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	208	—	208
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	691	—	691
SOFR	Annual	3.878%	Annual	11/30/2030	USD24,110	17	—	17
SOFR	Annual	3.91177%	Annual	11/30/2030	USD50,000	(27)	—	(27)
SOFR	Annual	3.563%	Annual	2/2/2031	USD11,110	155	—	155
3.403%	Annual	SOFR	Annual	6/17/2031	USD19,345	(425)	—	(425)
SOFR	Annual	3.482%	Annual	10/2/2032	USD5,002	118	—	118
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	621	—	621
SOFR	Annual	3.628%	Annual	1/14/2033	USD58,690	964	—	964
SOFR	Annual	3.6715%	Annual	3/23/2033	USD38,600	558	—	558
SOFR	Annual	3.821%	Annual	3/31/2033	USD38,440	219	—	219
SOFR	Annual	3.717%	Annual	4/20/2033	USD26,280	314	—	314
SOFR	Annual	3.6525%	Annual	4/21/2033	USD74,340	1,175	—	1,175
SOFR	Annual	4.037%	Annual	5/31/2033	USD17,330	(116)	—	(116)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	351	—	351
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	474	—	474
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	356	—	356

American Funds Insurance Series	214

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$538	$—	$538
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	500	—	500
SOFR	Annual	3.8035%	Annual	1/16/2036	USD29,280	429	—	429
SOFR	Annual	4.0655%	Annual	2/15/2036	USD13,320	(75)	—	(75)
SOFR	Annual	3.73632%	Annual	6/17/2036	USD21,081	454	—	454
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,438	—	1,438
4.17859%	Annual	SOFR	Annual	11/15/2052	USD11,980	(41)	—	(41)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD5,086	(78)	—	(78)
						$11,708	$—	$11,708
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$448	$—	$448
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	86	—	86
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	52	—	52
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(350)	—	(350)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(374)	—	(374)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(382)	—	(382)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(392)	—	(392)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(443)	—	(443)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(523)	—	(523)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(566)	—	(566)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(571)	—	(571)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(586)	—	(586)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(691)	—	(691)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,135)	—	(1,135)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,141)	—	(1,141)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,157)	—	(1,157)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(199)	—	(199)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(203)	—	(203)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(462)	—	(462)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(810)	—	(810)
							$(9,399)	$—	$(9,399)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR15,070	$(386)	$(253)	$(133)

215	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD89,408	$1,962	$1,881	$81
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)	$624,236	$1,860,965	$1,997,893	$69	$(114)	$487,263	$6,709

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,862,385,000, which represented 16.63% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $85,789,000, which represented 0.77% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Amount less than one thousand.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	216

The Bond Fund of America® (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

217	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 89.27%	Principal amount (000)	Value (000)
Euros 18.39%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,046
Air France-KLM 3.75% 9/4/2030	600	677
Albania (Republic of) 4.75% 2/14/2035	1,570	1,819
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	610
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	119
Alphabet, Inc. 3.45% 5/11/2032	504	582
Altria Group, Inc. 3.125% 6/15/2031	800	904
Amprion Gmbh 3.971% 9/22/2032	500	586
Amprion Gmbh 4.125% 9/7/2034	1,000	1,176
Amprion Gmbh 3.875% 6/5/2036	1,800	2,062
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,168
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,061
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	1,500	1,797
Bank Gospodarstwa Krajowego 3.75% 6/10/2034	638	736
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	326
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	500	577
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	1,025	1,204
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	362	418
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	1,450	1,653
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	848
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	500	567
BMS Ireland Capital Funding Designated Activity Co. 3.857% 11/10/2038	290	331
BMS Ireland Capital Funding Designated Activity Co. 4.289% 11/10/2045	220	249
BPCE SA 4.50% 1/13/2033	1,400	1,670
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,071
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	915	1,021
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	1,000	1,171
Coca-Cola Co. 3.375% 8/15/2037	155	173
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,261
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,131
Danaher Corp. 3.625% 4/29/2034	1,320	1,520
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,328
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,233
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	283
Dow Chemical Co. (The) 1.125% 3/15/2032	827	818
Eaton Capital Unlimited Co. 3.802% 5/21/2036	640	737
Eaton Capital Unlimited Co. 4.00% 3/10/2038	205	237
Egypt (Arab Republic of) 5.625% 4/16/2030	300	342
Electricite de France SA 4.25% 1/25/2032	500	596
Electricite de France SA 4.00% 5/7/2037	500	574
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	2,400	2,694
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,475
ENEL Finance International NV 4.00% 2/20/2031	465	546
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	865	978
Engie SA 3.875% 1/6/2031	1,000	1,171
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	290
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,564
European Investment Bank 0.25% 1/20/2032	2,075	2,064
European Investment Bank 1.50% 6/15/2032	1,000	1,061
European Investment Bank 2.875% 1/15/2035	395	447
European Union 2.875% 12/6/2027	340	390
European Union 2.50% 10/14/2030	985	1,114
European Union 0% 7/4/2031	705	702
European Union 2.75% 12/13/2032	2,010	2,271
European Union 3.25% 12/12/2036	390	443
European Union 3.625% 12/12/2040	500	570
European Union 0.70% 7/6/2051	3,000	1,691
European Union 4.00% 10/12/2055	3,000	3,417

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR2,438	$2,818
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029	1,370	1,548
Ford Motor Credit Co., LLC 4.087% 2/17/2033	805	902
French Republic O.A.T. 0.75% 2/25/2028	980	1,085
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,046
French Republic O.A.T. 0% 11/25/2030	9,000	9,066
French Republic O.A.T. 0% 5/25/2032	2,120	2,022
French Republic O.A.T. 2.00% 11/25/2032	1,270	1,354
French Republic O.A.T. 3.00% 5/25/2033	770	867
French Republic O.A.T. 3.80% 6/25/2037	1,880	2,169
French Republic O.A.T. 0.50% 5/25/2040	600	435
French Republic O.A.T. 0.75% 5/25/2052	130	66
French Republic O.A.T. 3.75% 5/25/2056	300	304
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	1,055	1,211
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,617
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,547
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,007
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	15,800	17,635
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,186
Germany (Federal Republic of) 3.40% 5/15/2047	2,620	3,017
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	720
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	750
Greece (Hellenic Republic of) 1.75% 6/18/2032	945	1,005
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,411	1,636
Greece (Hellenic Republic of) 4.125% 6/15/2054	1,935	2,172
Hungary (Republic of) 4.875% 3/22/2040	305	367
Hyundai Capital America 2.875% 6/26/2028	650	739
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,503
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	855	993
Ireland (Republic of) 2.60% 10/18/2034	1,000	1,117
Ireland (Republic of) 3.15% 10/18/2055	755	792
Italy (Republic of) 3.10% 8/28/2026	3,425	3,918
Italy (Republic of) 3.25% 11/15/2032	2,595	2,975
Italy (Republic of) 4.20% 3/1/2034	1,430	1,728
Italy (Republic of) 3.65% 8/1/2035	5,500	6,355
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	3,940	3,734
Italy (Republic of) 4.45% 9/1/2043	1,580	1,888
Italy (Republic of) 4.30% 10/1/2054	2,605	2,946
Italy (Republic of) 4.65% 10/1/2055	1,845	2,196
Johnson & Johnson 3.35% 2/26/2037	360	405
KfW 2.375% 6/29/2029	715	811
Latvia (Republic of) 3.50% 1/17/2028	1,320	1,523
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,368
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,862
Lithuania (Republic of) 4.125% 1/22/2041	1,140	1,307
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	117
Magyar Export-Import Bank 6.00% 5/16/2029	500	608
MPT Finance Corp. 7.00% 2/15/2032	100	115
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	1,000	1,073
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,190	2,497
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	445	502
North Macedonia (Republic of) 4.75% 1/21/2034	232	264
Orange 3.50% 5/19/2035	1,100	1,241
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,908
Philip Morris International, Inc. 2.75% 6/6/2029	770	871
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	395
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	871
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	350	364
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	500	565

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	EUR1,320	$1,509
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	430	481
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	685	746
Portugal (Republic of) 3.875% 6/15/2046	530	613
Prysmian SpA 3.875% 11/28/2031	435	508
Republika Srpska 6.25% 4/2/2031	460	533
Romania (Republic of) 2.125% 3/7/2028	500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	550
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	1,030	1,156
Shell International Finance BV 1.50% 4/7/2028	1,000	1,118
Slovak Republic, Series 250, 3.75% 3/6/2034	640	755
Spain (Kingdom of) 0% 1/31/2028	900	988
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,092
Spain (Kingdom of) 3.55% 10/31/2033	4,635	5,465
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,283
Spain (Kingdom of) 3.30% 4/30/2036	1,775	2,029
Spain (Kingdom of) 3.40% 10/31/2036	1,012	1,162
Spain (Kingdom of) 1.90% 10/31/2052	1,010	767
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	222
Stryker Corp. 1.00% 12/3/2031	450	456
TenneT Netherlands BV 3.25% 4/1/2036	1,400	1,613
T-Mobile USA, Inc. 3.15% 2/11/2032	1,000	1,127
Treasury Corp. of Victoria 3.625% 9/29/2040	1,000	1,138
Verallia SAS 3.875% 11/4/2032	3,300	3,657
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,850
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	645	733
		210,157

Japanese yen 5.15%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY400,000	2,444
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,795
Japan, Series 381, 2.10% 12/20/2035	1,072,900	6,314
Japan, Series 21, 2.30% 12/20/2035	1,097,250	6,570
Japan, Series 162, 0.60% 9/20/2037	1,966,150	9,496
Japan, Series 173, 0.40% 6/20/2040	270,900	1,147
Japan, Series 179, 0.50% 12/20/2041	196,950	802
Japan, Series 182, 1.10% 9/20/2042	619,850	2,739
Japan, Series 186, 1.50% 9/20/2043	1,182,150	5,449
Japan, Series 188, 1.60% 3/20/2044	69,000	319
Japan, Series 192, 2.40% 3/20/2045	282,950	1,469
Japan, Series 53, 0.60% 12/20/2046	946,350	3,282
Japan, Series 37, 0.60% 6/20/2050	694,500	2,130
Japan, Series 73, 0.70% 12/20/2051	1,372,750	4,115
Japan, Series 74, 1.00% 3/20/2052	246,100	807
Japan, Series 79, 1.20% 6/20/2053	612,200	2,081
Japan, Series 81, 1.60% 12/20/2053	168,700	637
Japan, Series 84, 2.10% 9/20/2054	146,750	626
Japan, Series 89, 3.40% 12/20/2055	3,950	22
Japan, Series 90, 3.70% 3/20/2056	1,119,200	6,660
		58,904

British pounds 3.25%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,071
Electricite de France SA 5.50% 3/27/2037	900	1,141
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,065
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)	385	519
Quebec Canada (Province of) 4.375% 7/2/2031	1,417	1,870
United Kingdom 4.125% 7/22/2029	2,015	2,667

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 1.00% 1/31/2032	GBP5,750	$6,366
United Kingdom 3.25% 1/31/2033	1,090	1,346
United Kingdom 0.625% 7/31/2035	7,000	6,506
United Kingdom 0.875% 1/31/2046	4,917	2,973
United Kingdom 3.75% 10/22/2053	1,870	1,869
United Kingdom 4.375% 7/31/2054	7,090	7,899
United Kingdom 2.50% 7/22/2065	2,643	1,856
		37,148

Brazilian reais 1.94%
Brazil (Federative Republic of) 0% 1/1/2030	BRL34,274	4,181
Brazil (Federative Republic of) 10.00% 1/1/2031	31,008	5,226
Brazil (Federative Republic of) 10.00% 1/1/2035	59,847	9,317
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,228	368
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	19,102	3,060
		22,152

Canadian dollars 1.58%
Canada (Government of) 3.50% 3/1/2028	CAD15,013	10,721
Canada (Government of) 2.75% 12/1/2048	3,500	2,108
Canada (Government) 3.25% 12/1/2033	7,330	5,186
		18,015

South Korean won 1.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	3,277
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,564
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	12,741,610	8,330
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,764,520	3,476
		17,647

Peruvian nuevos soles 1.53%
Peru (Republic of) 7.60% 8/12/2039	PEN55,930	17,544

Australian dollars 1.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,198
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,884
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	3,440	2,191
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	4,980	3,152
New South Wales Treasury Corp. 5.25% 10/17/2034	6,052	4,227
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,682
		17,334

Hungarian forints 1.22%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	8,410
Hungary (Republic of) 3.00% 4/25/2041	2,186,960	5,495
		13,905

Malaysian ringgits 1.03%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR15,640	3,846
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026	15,961	3,928

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	$1,348
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	8,458	2,055
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	644
		11,821

Chinese yuan renminbi 0.92%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY28,730	4,239
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	28,730	4,449
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	828
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	881
China (Peoples Republic of), Series INBK, 3.53% 10/18/2051	800	147
		10,544

Colombian pesos 0.74%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP10,873,400	3,205
Colombia (Republic of), Series B, 12.00% 3/13/2058	18,150,500	5,264
		8,469

Indian rupees 0.74%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR25,000	259
European Bank for Reconstruction and Development 6.75% 1/13/2032	428,900	4,421
European Investment Bank 6.95% 3/1/2029	46,200	479
European Investment Bank 7.40% 10/23/2033	205,700	2,182
International Bank for Reconstruction and Development 6.50% 4/17/2030	107,000	1,100
		8,441

Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	829
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,448
International Finance Corp. 0% 4/26/2052	188,620	1,065
Petroleos Mexicanos 7.47% 11/12/2026	25,040	1,427
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,056
		6,825

Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK45,137	5,715
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,418	287
		6,002

South African rand 0.52%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	517
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	18,560	1,146
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	68,630	4,238
		5,901

Indonesian rupiah 0.46%
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR26,010,000	1,523
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,579
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	415
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	1,787
		5,304

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Czech korunas 0.39%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK26,120	$1,196
Czech Republic, Series 138, 1.75% 6/23/2032	26,120	1,075
Czech Republic, Series 154, 4.50% 11/11/2032	46,040	2,196
		4,467

Polish zloty 0.34%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,244
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,621
		3,865

New Zealand dollars 0.31%
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	NZD3,432	1,932
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)	2,596	1,556
		3,488

Kazakhstani tenge 0.17%
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT130,571	242
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	139,440	293
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028	494,589	873
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028	293,400	559
		1,967

Chilean pesos 0.17%
Chile (Republic of) 6.00% 4/1/2033	CLP1,720,000	1,935

Turkish lira 0.15%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,498
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	161
		1,659

Philippine pesos 0.10%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	720
Philippines (Republic of) 6.75% 9/15/2032	27,600	449
		1,169

U.S. dollars 45.98%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	203
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)	1,182	1,182
Abbott Laboratories 4.65% 3/15/2036	1,300	1,263
AbbVie, Inc. 5.05% 3/15/2034	1,500	1,517
Accendra Health, Inc. 9.00% 6/15/2032 (e)	14	13
Accendra Health, Inc. 9.75% 6/15/2033 (e)	35	24
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	38	38
ADT Security Corp. 5.875% 10/15/2033 (e)	65	64
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)	20	20
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	366	368
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	561
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	1,000	1,036
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	60	57

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	USD200	$207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (f)(h)	65	62
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,290	1,030
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)	160	161
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	52
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	183
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	70
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	299
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	206
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,825
Amazon.com, Inc. 5.45% 11/20/2055	578	547
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,053
Amgen, Inc. 5.25% 3/2/2030	981	1,000
Amgen, Inc. 5.25% 3/2/2033	1,500	1,527
Amgen, Inc. 4.85% 2/19/2036	903	885
Amgen, Inc. 5.65% 3/2/2053	132	129
Amphenol Corp. 5.00% 1/15/2035	1,000	1,000
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	110
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	111
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,427	3,376
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	921	914
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	515	517
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (f)(h)	143	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	244
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	47
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)	110	107
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
Asurion, LLC 8.375% 2/1/2034 (e)	55	51
AT&T, Inc. 5.25% 10/30/2036	1,040	1,022
AT&T, Inc. 3.50% 9/15/2053	1,000	650
ATI, Inc. 7.25% 8/15/2030	60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	600	573
Azule Energy Finance PLC 8.25% 1/22/2031	860	861
B&G Foods, Inc. 5.25% 9/15/2027	210	211
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	881
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)	229	237
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)	1,380	1,361
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	219	228
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	988
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	436
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	1,000	884
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	1,535	1,512
BAT Capital Corp. 4.625% 3/22/2033	188	184
BAT Capital Corp. 5.625% 8/15/2035	7,471	7,702
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
Baxter International, Inc. 5.65% 12/15/2035	300	298
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	730	716
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,342	3,608

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	USD400	$393
Block, Inc. 6.50% 5/15/2032	240	245
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)	180	179
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	1,070	1,093
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,481
Boeing Co. (The) 3.625% 2/1/2031	718	684
Boeing Co. (The) 6.388% 5/1/2031	723	768
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	592
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	105
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(e)	1,250	1,232
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)	1,500	1,470
Braskem Netherlands Finance BV 4.50% 1/31/2030	4,202	2,419
Braskem Netherlands Finance BV 8.50% 1/12/2031	3,135	1,965
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	329
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	471
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,964
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,200	1,173
Broadcom, Inc. 4.00% 4/15/2029 (e)	500	492
Broadcom, Inc. 3.469% 4/15/2034	746	670
Broadcom, Inc. 3.137% 11/15/2035 (e)	500	425
Brown & Brown, Inc. 5.25% 6/23/2032	100	100
Brown & Brown, Inc. 5.55% 6/23/2035	1,000	998
Brown & Brown, Inc. 6.25% 6/23/2055	70	71
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	225
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,732
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	3,685	3,695
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)	3,368	3,377
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	64
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	44
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,000	1,023
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	259
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	709
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	149	150
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	77	76
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	740	743
Caturus Energy, LLC 8.50% 2/15/2030 (e)	100	104
CCO Holdings, LLC 5.125% 5/1/2027 (e)	38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	223
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	140
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47
Centene Corp. 2.45% 7/15/2028	75	71
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	57
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	653	662
Charter Communications Operating, LLC 6.55% 6/1/2034	216	221
Charter Communications Operating, LLC 5.85% 12/1/2035	1,500	1,453
Charter Communications Operating, LLC 4.80% 3/1/2050	699	522
Charter Communications Operating, LLC 3.70% 4/1/2051	188	117
Charter Communications Operating, LLC 3.90% 6/1/2052	458	292

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD402	$314
Charter Communications Operating, LLC 6.70% 12/1/2055	2,000	1,907
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)	430	428
Chile (Republic of) 4.35% 4/13/2031	400	394
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	365
Cipher Compute, LLC 7.125% 11/15/2030 (e)	85	88
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	805	823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	1,240	1,259
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	101
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	69
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	160	155
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	125	121
CNX Resources Corp. 7.25% 3/1/2032 (e)	400	412
Coca-Cola Co. 4.65% 8/14/2034	336	336
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	74
Colombia (Republic of) 7.375% 4/25/2030	1,218	1,286
Colombia (Republic of) 3.125% 4/15/2031	1,500	1,329
Colombia (Republic of) 8.00% 4/20/2033	3,550	3,894
Comcast Corp. 4.80% 5/15/2033	750	739
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	188
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	61
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	61
Connect Finco SARL 9.00% 9/15/2029 (e)	200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)	877	890
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)	804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)	367	369
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)	305	315
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)	207	208
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)	1,107	1,111
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)	202	202
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)	166	166
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)	4,076	4,082
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)	2,534	2,535
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	211
Consumers Energy Co. 5.125% 5/1/2036	2,235	2,234
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,100
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	375
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (f)(h)	65	64
CoreWeave, Inc. 9.75% 10/1/2031 (e)	200	200
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	68
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (f)(h)	124	121
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	166

American Funds Insurance Series	226

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CSN Inova Ventures 6.75% 1/28/2028 (b)	USD5,878	$4,888
CVS Health Corp. 5.55% 6/1/2031	1,000	1,030
CVS Health Corp. 5.70% 6/1/2034	500	516
CVS Health Corp. 6.20% 9/15/2055	500	512
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	300	310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,150
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	563	562
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,133
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(i)	7	1
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	131
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	4	4
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	300	306
DISH Network Corp. 11.75% 11/15/2027 (e)	296	304
Duke Energy Florida, LLC 4.85% 12/1/2035	175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	1,597	1,606
EchoStar Corp. 10.75% 11/30/2029	105	114
Ecolab, Inc. 4.80% 6/15/2031	1,120	1,125
Ecolab, Inc. 5.35% 6/15/2036	1,120	1,140
Ecopetrol SA 8.625% 1/19/2029	4,565	4,846
Ecopetrol SA 8.875% 1/13/2033	900	986
Edison International 6.95% 11/15/2029	350	366
Edison International 5.25% 3/15/2032	705	697
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	511
Electricite de France SA 5.65% 4/22/2029 (e)	800	822
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	348
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	24
Ellucian Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% 11/22/2032 (f)(h)	25	24
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (f)(h)	83	84
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)	190	200
Enfragen Energia Sur SA 5.375% 12/30/2030	3,127	2,961
Enfragen Energia Sur SA 8.499% 6/30/2032	236	247
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	92
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 5.625% 4/1/2031 (e)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)	650	649
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)	295	290
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,448
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	29	30
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	232	194
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (d)	1,441	1,309
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	77	78
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	145	147
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	17	16
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	449	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	13	13
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	48	48
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	182	183
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,341	1,357
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	675	680

227	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	USD363	$367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	183	185
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	366	368
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	148	134
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	273	276
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	163	167
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	607	631
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	521	536
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	300	307
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	163	167
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	18	18
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	886	897
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	609	627
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	431	442
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	392	402
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	343	355
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	166	171
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	132	136
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	4
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	352	354
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	405	416
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	255	262
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	183	188
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	170	175
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	161	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	94	97
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	54	56
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	644	659
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	371	382
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	633	648
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,633	1,612
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	102	102
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	44	43
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	20	20
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	491	503
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	347	342
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (d)	68	62
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	318	313
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	609	624
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	284	254
FibraSOMA 7.125% 5/28/2036 (e)	3,090	3,080
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (f)(h)	15	14
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	151
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	199
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	2,000	2,018
Ford Motor Credit Co., LLC 5.73% 9/5/2030	245	246
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118

American Funds Insurance Series	228

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 5.753% 4/6/2033	USD200	$198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	1,245	1,276
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	258
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,902	1,639
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	562	450
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	441	400
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	804	796
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	214	217
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	90	82
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	20	19
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	583	590
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	152	158
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	46	47
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	515	527
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	156	157
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	109	113
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	729	740
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	32	33
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	974	987
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	449	455
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	979	1,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	427	444
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	400	411
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	271	280
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	261	268
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	165	170
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	142	146
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,978	3,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	531	536
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	250	257
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	18	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	584	588
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	898	924
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	454	468
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	444	459
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	437	454
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	252	258
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	355	357
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	18	19
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	953	958
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	476	469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	270	271
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	11	11
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)	831	878
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	50	51
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	38	39
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	143	141
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	402	411
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	296	292
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	231	245
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	416	410
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	162	159
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	614	631
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)	3,073	2,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)	441	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	167	168

229	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD2,273	$2,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)	1,426	1,426
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	213	57
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	285
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	866	720
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	730	733
Generadora de Gatun SA 6.874% 9/30/2044 (e)	4,465	4,615
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,381
Glatfelter Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.894% 11/4/2031 (f)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,074
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	938	938
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,290	1,260
Government National Mortgage Assn. 6.50% 7/1/2056 (d)(j)	1,708	1,770
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	723	546
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	670
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	13
Gray Media, Inc. 9.625% 7/15/2032 (e)	200	193
Green Palm Bidco SARL 5.957% 6/30/2041 (e)	384	388
Green Palm Bidco SARL 6.462% 6/30/2046 (e)	438	444
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,664	3,695
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,680
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	647
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)	1,066	1,069
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	251
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	235
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	103
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	109
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (e)	125	125
Honduras (Republic of) 6.25% 1/19/2027	653	658
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	189
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	179
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,000	1,001
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,225
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	396	398
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (f)(h)	3	3
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	132
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	2,712	2,757
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	1,637	1,622
Hyundai Capital America 2.00% 6/15/2028 (e)	600	570
Hyundai Capital America 6.50% 1/16/2029 (e)	132	137
Icahn Enterprises, LP 9.75% 1/15/2029	65	64
IHS Holding, Ltd. 7.875% 5/29/2030	1,660	1,709

American Funds Insurance Series	230

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	USD480	$478
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	504
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	25	26
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)	25	25
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	463
Intel Corp. 5.60% 2/21/2054	168	157
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	577
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,768
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)	3,679	3,683
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Iron Mountain, Inc. 6.25% 1/15/2035 (e)	40	40
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(d)(e)	2,490	2,497
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,539
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,945	1,892
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	724
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (f)(h)	50	31
KB Home 6.875% 6/15/2027	50	50
KeHE Distributors, LLC 7.125% 4/30/2033 (e)	10	10
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,261
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	229
Kuaishou Technology 4.75% 1/22/2036 (e)	1,030	990
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	195
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	155	156
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	107
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	200	202
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)	75	74
Lockheed Martin Corp. 5.20% 2/15/2064	309	284
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,934
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,481
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	1,000	991
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	280
Mastercard, Inc. 2.00% 11/18/2031	600	530
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Medline Borrower, LP 5.25% 6/15/2033 (e)	204	203
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	392
Meta Platforms, Inc. 5.50% 11/15/2045	269	250
Meta Platforms, Inc. 5.625% 11/15/2055	576	522
Meta Platforms, Inc. 5.75% 11/15/2065	276	248
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,038	1,041

231	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
MGM Resorts International 5.50% 4/15/2027	USD90	$90
Microchip Technology, Inc. 5.05% 2/15/2030	709	712
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	58	60
Mineral Resources, Ltd. 6.00% 5/1/2032 (e)	35	35
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,238
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	471
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,135
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	115
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,060	1,040
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,247
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	599
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	36
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)	466	472
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	167
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	142
Navient Corp. 7.875% 6/15/2032	55	52
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	488	452
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	500	501
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (e)(i)	265	241
NFE Financing, LLC 12.00% 11/15/2029 (e)(k)	709	251
Nickel Industries, Ltd. 9.00% 9/30/2030	3,260	3,347
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	924
NiSource, Inc. 5.30% 5/18/2036	25	25
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	207
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	212
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	342	343
Norfolk Southern Corp. 5.35% 8/1/2054	496	469
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	50
NRG Energy, Inc. 5.875% 5/15/2034 (e)	55	55
NRG Energy, Inc. 6.125% 5/15/2036 (e)	55	55
NuStar Logistics, LP 5.625% 4/28/2027	80	80
OCP SA 3.75% 6/23/2031	500	462
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	25
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	2,435	2,408
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	511	513
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	949	954
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	1,955	1,959
Oracle Corp. 4.45% 9/26/2030	4,475	4,321
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,278
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	115	116
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,588
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,675	1,257
PacifiCorp 5.45% 4/15/2033	50	51
PacifiCorp 5.80% 4/15/2036	400	411
PacifiCorp 5.50% 5/15/2054	980	899
PacifiCorp 5.80% 1/15/2055	500	477

American Funds Insurance Series	232

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	USD2,078	$2,070
Par Petroleum, LLC 7.375% 6/1/2034 (e)	125	127
Parex Resources, Inc. 8.50% 5/11/2031 (e)	2,865	2,912
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)	2	— (l)
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.84% 1/23/2030	19,324	19,859
Petroleos Mexicanos 5.95% 1/28/2031	65	64
Petroleos Mexicanos 6.70% 2/16/2032	779	786
Petroleos Mexicanos 6.95% 1/28/2060	55	46
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,090	1,118
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,300	1,288
PG&E Corp. 5.00% 7/1/2028	235	234
PG&E Corp. 5.25% 7/1/2030	175	172
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	148
Philip Morris International, Inc. 2.10% 5/1/2030	634	578
Philip Morris International, Inc. 5.75% 11/17/2032	3,640	3,814
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,419
Philip Morris International, Inc. 4.875% 4/29/2036	910	891
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	1,249	1,232
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	387
POSCO 4.875% 1/23/2027 (e)	510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)	108	110
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	110
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	371	359
PT Freeport Indonesia 5.315% 4/14/2032	449	446
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (e)(i)	310	308
Raizen Fuels Finance SA 6.45% 3/5/2034	910	503
Range Resources Corp. 4.75% 2/15/2030 (e)	145	142
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	100	102
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	820	830
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	150	148
Saavi Energia SARL 8.875% 2/10/2035	953	1,044
Sally Holdings, LLC 6.75% 4/1/2032	107	109
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	4,564	4,591
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	480	483
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	3,370	3,357
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	1,705	1,729
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,731
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,740
Sasol Financing USA, LLC 4.375% 9/18/2026	1,840	1,837

233	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	USD350	$352
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	58	61
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)	1,261	1,241
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	718	706
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	1,759	1,721
Schlumberger Investment SA 4.55% 5/7/2031	180	179
Schlumberger Investment SA 5.15% 5/7/2036	382	380
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	39
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	114
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	755
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	28
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	190
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	150	141
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)	40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)	25	26
SM Energy Co. 6.50% 7/15/2028	45	45
SM Energy Co. 8.75% 7/1/2031 (e)	90	94
SM Energy Co. 9.625% 6/15/2033 (e)	15	16
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (d)(e)(f)	419	422
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	189
Southern California Edison Co. 3.65% 2/1/2050	1,615	1,118
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)	1,135	1,121
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,517
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	100
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,453
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)	917	917
Stryker Corp. 5.20% 2/10/2035	600	607
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	685	679
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	805	797
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	145	145
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	274	269
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)	1,140	1,136
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	390	382
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)	6,917	6,883
Synopsys, Inc. 4.85% 4/1/2030	1,000	1,002
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,403
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (f)(h)	44	44
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)	125	125
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)	150	150
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	58
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	455
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208

American Funds Insurance Series	234

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
TGS ASA 8.50% 1/15/2030 (e)	USD200	$210
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	835	803
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,450
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	144
TransDigm, Inc. 6.125% 7/31/2034 (e)	75	75
Transocean International, Ltd. 8.75% 2/15/2030 (e)	28	29
Transocean International, Ltd. 6.80% 3/15/2038	35	33
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(k)	100	95
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	248
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	99
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	840	863
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	384	385
U.S. Treasury 3.625% 8/31/2027 (m)	8,649	8,599
U.S. Treasury 3.875% 6/30/2030	5,238	5,178
U.S. Treasury 3.875% 4/30/2031	9,600	9,463
U.S. Treasury 4.00% 11/15/2035 (m)	3,001	2,903
U.S. Treasury 4.375% 5/15/2036	2,740	2,726
U.S. Treasury 4.75% 11/15/2043	260	256
U.S. Treasury 4.625% 2/15/2046	3,500	3,360
U.S. Treasury 3.00% 8/15/2048	155	114
U.S. Treasury 4.75% 11/15/2053	289	280
U.S. Treasury 4.625% 5/15/2054	176	167
U.S. Treasury 4.625% 11/15/2055	1	1
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	869	871
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,969	11,091
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,619	1,916
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	190	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	2,956	2,585
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	8,251	7,603
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(m)	9,543	8,805
Uber Technologies, Inc. 4.50% 8/15/2029 (e)	100	99
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (d)(j)	4,704	3,757
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(j)	2,234	2,027
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (d)(j)	8,575	8,216
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (d)(j)	8,392	8,248
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(j)	1,852	1,858
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (d)(j)	114	117
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (d)(j)	3,076	2,456
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (d)(j)	3,677	3,610
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (d)(j)	1,285	1,287
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (d)(j)	897	914
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (d)(j)	713	749
Union Pacific Corp. 5.10% 2/20/2035	500	507
United Mexican States 5.375% 3/22/2033	765	750
United Mexican States 6.00% 5/7/2036	970	969
United Mexican States 6.25% 8/27/2037	750	751
United Mexican States 6.125% 2/9/2038	1,788	1,756
United Mexican States 6.338% 5/4/2053	425	399
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	65	65
United Rentals (North America), Inc. 3.875% 2/15/2031	130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,477
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,495
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	239
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78

235	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	USD27	$23
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	27	24
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (f)(g)(h)(i)(k)	58	— (l)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	103
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	85	86
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	438	440
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	632	633
Viasat, Inc. 7.50% 5/30/2031 (e)	500	506
Visa, Inc. 4.70% 2/12/2036	1,050	1,040
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(h)	5	5
Voyager Parent, LLC 9.25% 7/1/2032 (e)	142	150
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	115	117
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)	25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	155
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)	40	40
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	62	62
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	43	48
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)	35	35
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	870
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	45
Yinson Boronia Production BV 8.947% 7/31/2042	1,763	1,941
		525,504
Total bonds, notes & other debt instruments (cost: $1,060,930,000)		1,020,167
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	47	89
Total preferred securities (cost: $50,000)		89
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (g)(n)	1,441	62
Expand Energy Corp.	148	14
Venator Materials PLC (g)(n)	232	— (l)
Total common stocks (cost: $1,095,000)		76

American Funds Insurance Series	236

Capital World Bond Fund® (continued)
Investment funds 2.01%		Shares	Value (000)
Capital Group Central Corporate Bond Fund (o)		2,737,755	$22,942
Total investment funds (cost: $21,520,000)			22,942
Short-term securities 10.70%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (o)(p)		1,201,957	120,184
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.19%
Egypt (Arab Republic of) 11/17/2026	21.315%	EGP57,500	1,079
Egypt (Arab Republic of) 5/11/2027	18.894	47,225	799
Egypt (Arab Republic of) 5/18/2027	18.981	16,625	280
			2,158
Total short-term securities (cost: $122,215,000)			122,342
Total investment securities 101.99% (cost: $1,205,810,000)			1,165,616
Other assets less liabilities (1.99)%			(22,785)
Net assets 100.00%			$1,142,831
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month Euro EURIBOR Futures	Short	72	12/14/2026	USD(20,036)	$(53)
3 Month SONIA Futures	Short	5	3/17/2027	(1,592)	(1)
2 Year Italy Government Bond Futures	Long	406	9/10/2026	49,660	47
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	230	9/29/2026	17,078	36
2 Year U.S. Treasury Note Futures	Long	1,583	10/5/2026	326,308	(298)
3 Year Australian Treasury Bond Futures	Short	828	9/16/2026	(59,960)	(241)
5 Year Euro-Bobl Futures	Long	479	9/10/2026	63,148	394
5 Year Canadian Government Bond Futures	Long	189	9/29/2026	15,072	76
5 Year U.S. Treasury Note Futures	Long	1,048	10/5/2026	112,185	253
10 Year Italy Government Bond Futures	Long	115	9/10/2026	15,682	140
10 Year French Government Bond Futures	Short	1	9/10/2026	(137)	(1)
10 Year Euro-Bund Futures	Short	471	9/10/2026	(68,530)	(702)
10 Year Australian Treasury Bond Futures	Long	293	9/15/2026	22,277	310
10 Year Japanese Government Bond Futures	Short	9	9/24/2026	(7,072)	(19)
10 Year Canadian Government Bond Futures	Short	136	9/29/2026	(11,614)	(110)
10 Year Ultra U.S. Treasury Note Futures	Long	56	9/30/2026	6,298	71
10 Year UK Gilt Futures	Long	23	9/30/2026	2,722	36
10 Year U.S. Treasury Note Futures	Long	2	9/30/2026	220	1
20 Year U.S. Treasury Bond Futures	Long	153	9/30/2026	17,366	394
30 Year Euro-Buxl Futures	Long	6	9/10/2026	763	13
30 Year Ultra U.S. Treasury Bond Futures	Long	252	9/30/2026	29,271	971
					$1,316

237	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	5,688	THB	184,910	Standard Chartered Bank	7/6/2026	$120
THB	190,865	USD	5,871	Citibank	7/6/2026	(124)
USD	2,759	AUD	3,820	UBS AG	7/7/2026	115
AUD	3,820	USD	2,649	RBC Capital Markets	7/7/2026	(5)
USD	3,887	BRL	19,720	Morgan Stanley	7/9/2026	76
USD	9,786	CZK	204,370	Morgan Stanley	7/10/2026	164
USD	11,329	DKK	73,090	Bank of America	7/10/2026	150
COP	6,493,550	USD	1,800	Morgan Stanley	7/10/2026	95
USD	7,902	HUF	2,433,245	Bank of America	7/10/2026	90
USD	3,906	PLN	14,355	Citibank	7/10/2026	90
COP	6,550,985	USD	1,826	Citibank	7/10/2026	86
USD	8,234	KRW	12,617,630	Citibank	7/10/2026	76
USD	3,886	JPY	619,910	Citibank	7/10/2026	71
USD	3,155	HUF	968,405	Standard Chartered Bank	7/10/2026	46
USD	2,280	CAD	3,174	Morgan Stanley	7/10/2026	41
COP	2,367,390	USD	659	Citibank	7/10/2026	32
USD	4,312	MXN	74,900	RBC Capital Markets	7/10/2026	32
USD	4,679	BRL	24,060	HSBC Bank	7/10/2026	30
USD	2,026	GBP	1,510	Bank of New York Mellon	7/10/2026	23
EUR	1,821	SEK	20,010	HSBC Bank	7/10/2026	17
USD	1,954	RON	8,895	HSBC Bank	7/10/2026	15
USD	1,785	SGD	2,290	HSBC Bank	7/10/2026	14
ZAR	53,365	USD	3,241	Morgan Stanley	7/10/2026	14
USD	1,252	CZK	26,400	Morgan Stanley	7/10/2026	9
USD	225	PLN	825	Bank of America	7/10/2026	6
USD	1,166	MXN	20,350	Bank of America	7/10/2026	4
HUF	1,284,310	EUR	3,604	Bank of America	7/10/2026	3
USD	1,080	PEN	3,695	Citibank	7/10/2026	— (l)
DKK	46,980	EUR	6,287	HSBC Bank	7/10/2026	(1)
USD	3,284	PEN	11,230	Citibank	7/10/2026	(1)
USD	103	ZAR	1,705	Goldman Sachs	7/10/2026	(1)
USD	442	IDR	7,990,080	Goldman Sachs	7/10/2026	(3)
EUR	1,727	RON	9,075	JPMorgan Chase	7/10/2026	(4)
USD	1,428	GBP	1,080	Bank of New York Mellon	7/10/2026	(5)
CNH	8,150	USD	1,207	RBC Capital Markets	7/10/2026	(6)
USD	959	PHP	59,200	Morgan Stanley	7/10/2026	(6)
ILS	1,860	USD	633	Bank of America	7/10/2026	(8)
USD	1,203	TRY	57,000	JPMorgan Chase	7/10/2026	(10)
CHF	1,007	USD	1,269	Citibank	7/10/2026	(22)
PLN	6,680	EUR	1,574	Bank of America	7/10/2026	(24)
CZK	156,440	EUR	6,467	Citibank	7/10/2026	(27)
NOK	7,070	USD	745	Bank of America	7/10/2026	(31)
CZK	40,970	USD	1,969	UBS AG	7/10/2026	(40)
EUR	11,494	GBP	9,935	Standard Chartered Bank	7/10/2026	(40)
AUD	2,760	USD	1,953	Citibank	7/10/2026	(43)
NOK	19,435	EUR	1,769	HSBC Bank	7/10/2026	(58)
KRW	2,992,925	USD	1,996	Citibank	7/10/2026	(61)
BRL	19,800	USD	3,895	Morgan Stanley	7/10/2026	(69)
GBP	5,215	USD	6,988	Standard Chartered Bank	7/10/2026	(71)
SEK	22,545	USD	2,398	Goldman Sachs	7/10/2026	(71)
USD	6,603	INR	633,950	Standard Chartered Bank	7/10/2026	(91)
AUD	8,382	USD	5,908	BNP Paribas	7/10/2026	(106)
USD	4,133	COP	14,823,010	Morgan Stanley	7/10/2026	(193)
CLP	6,693,240	USD	7,491	Citibank	7/10/2026	(230)
CNH	738,590	USD	109,297	Goldman Sachs	7/10/2026	(459)
USD	9,818	THB	322,005	Goldman Sachs	7/13/2026	118

American Funds Insurance Series	238

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	7,851	GBP	5,870	Morgan Stanley	7/13/2026	$65
USD	5,990	MYR	24,270	BNP Paribas	7/13/2026	49
BRL	9,930	USD	1,908	Goldman Sachs	7/13/2026	9
CNH	17,045	USD	2,526	Bank of America	7/13/2026	(14)
USD	1,631	MYR	6,750	JPMorgan Chase	7/13/2026	(21)
MYR	41,643	USD	10,265	JPMorgan Chase	7/13/2026	(71)
CAD	28,480	USD	20,463	Morgan Stanley	7/13/2026	(370)
USD	1,709	JPY	273,490	Citibank	7/14/2026	25
EUR	2,910	CAD	4,691	UBS AG	7/14/2026	17
GBP	3,994	EUR	4,620	HSBC Bank	7/14/2026	16
EUR	1,010	USD	1,146	UBS AG	7/14/2026	9
CNH	29,820	USD	4,408	Citibank	7/14/2026	(12)
EUR	1,040	USD	1,209	JPMorgan Chase	7/14/2026	(20)
EUR	1,640	USD	1,905	Citibank	7/14/2026	(30)
JPY	2,459,772	EUR	13,290	HSBC Bank	7/14/2026	(49)
NOK	24,174	EUR	2,200	Bank of America	7/14/2026	(73)
JPY	5,484,950	USD	34,326	Bank of America	7/14/2026	(554)
EUR	53,185	USD	61,619	RBC Capital Markets	7/14/2026	(814)
USD	2,744	JPY	438,835	Goldman Sachs	7/15/2026	42
USD	809	NZD	1,390	RBC Capital Markets	7/15/2026	19
NZD	1,312	USD	766	Bank of America	7/15/2026	(20)
USD	5,751	MYR	23,305	JPMorgan Chase	7/22/2026	41
GBP	5,730	USD	7,592	HSBC Bank	7/23/2026	8
USD	1,848	CAD	2,615	Bank of America	7/23/2026	2
USD	7,719	AUD	10,690	UBS AG	7/24/2026	322
USD	7,643	JPY	1,208,530	Standard Chartered Bank	7/24/2026	196
THB	331,490	USD	9,932	Citibank	7/24/2026	57
USD	1,141	PLN	4,310	Goldman Sachs	7/24/2026	(5)
AUD	10,690	USD	7,651	Standard Chartered Bank	7/24/2026	(253)
JPY	1,208,530	USD	7,777	Morgan Stanley	7/24/2026	(329)
USD	14,662	EUR	12,480	Barclays Bank PLC	7/27/2026	386
EUR	12,480	USD	14,720	UBS AG	7/27/2026	(444)
EUR	555	USD	635	Bank of America	7/28/2026	— (l)
USD	631	EUR	555	HSBC Bank	7/28/2026	(4)
EUR	1,790	USD	2,048	Bank of America	8/5/2026	— (l)
EUR	18,315	USD	20,990	Citibank	8/5/2026	(30)
GBP	3,230	USD	4,399	Goldman Sachs	8/11/2026	(115)
USD	3,862	JPY	599,380	Barclays Bank PLC	8/12/2026	162
USD	1,465	NZD	2,530	Goldman Sachs	9/16/2026	24
USD	1,587	EUR	1,365	RBC Capital Markets	9/16/2026	22
USD	1,325	EUR	1,140	RBC Capital Markets	9/16/2026	18
GBP	1,185	USD	1,590	Standard Chartered Bank	9/16/2026	(18)
AUD	2,110	USD	1,481	Goldman Sachs	9/16/2026	(22)
KRW	1,710,000	USD	1,132	RBC Capital Markets	9/16/2026	(25)
THB	42,710	USD	1,319	Standard Chartered Bank	9/16/2026	(29)
CZK	88,320	USD	4,199	RBC Capital Markets	9/16/2026	(38)
USD	3,981	EUR	3,495	HSBC Bank	9/28/2026	(27)
						$(2,171)

239	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	$27	$—	$27
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	27	—	27
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	13	—	13
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(135)	—	(135)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	396	—	396
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(55)	—	(55)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(102)	—	(102)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	780	—	780
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	560	—	560
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	46	—	46
3.73%	Annual	SONIA	Annual	3/10/2028	GBP14,930	(93)	—	(93)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP14,920	(55)	—	(55)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP19,360	12	—	12
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK218,200	80	—	80
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	SEK174,640	55	—	55
SOFR	Annual	3.885%	Annual	5/29/2028	USD51,250	109	—	109
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK93,620	(30)	—	(30)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	SEK173,860	(42)	—	(42)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(22)	—	(22)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD10,000	148	—	148
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	50	—	50
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	13	—	13
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	13	—	13
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR50,910	(469)	—	(469)
SOFR	Annual	3.507%	Annual	1/14/2031	USD28,100	453	—	453
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK45,000	13	—	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK45,000	9	—	9
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR4,200	(47)	—	(47)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK45,000	11	—	11
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK45,000	6	—	6
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK45,600	26	—	26
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK22,400	13	—	13
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR2,100	(30)	—	(30)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP13,170	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR24,580	79	—	79
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR12,290	38	—	38
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR12,290	2	—	2
4.131%	Annual	SONIA	Annual	4/22/2031	GBP7,430	28	—	28
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP3,240	49	—	49
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR2,170	23	—	23
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR4,260	21	—	21
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,820	9	—	9
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,830	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP6,240	(121)	—	(121)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP6,300	(128)	—	(128)
2.7178%	Annual	3-month SEK-STIBOR	Quarterly	5/18/2031	SEK44,500	51	—	51
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK71,500	40	—	40
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	(17)	—	(17)
3.2285%	Annual	SOFR	Annual	6/17/2031	USD650	(19)	—	(19)

American Funds Insurance Series	240

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	$(23)	$—	$(23)
3.403%	Annual	SOFR	Annual	6/17/2031	USD1,080	(24)	—	(24)
SOFR	Annual	3.928%	Annual	6/24/2033	USD642	— (l)	—	— (l)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD879	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD338	(2)	—	(2)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD575	(3)	—	(3)
SOFR	Annual	4.031%	Annual	6/24/2033	USD946	(6)	—	(6)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(2)	—	(2)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,450	(4)	—	(4)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(7)	—	(7)
SOFR	Annual	3.825%	Annual	1/14/2036	USD15,510	201	—	201
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,710	(8)	—	(8)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,800	(11)	—	(11)
SOFR	Annual	3.554%	Annual	6/17/2036	USD740	27	—	27
SOFR	Annual	3.73632%	Annual	6/17/2036	USD1,179	25	—	25
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	20	—	20
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	17	—	17
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR2,530	13	—	13
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK26,470	(25)	—	(25)
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	72	—	72
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	303	—	303
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP4,620	61	—	61
SOFR	Annual	4.1445%	Annual	4/14/2056	USD2,611	10	—	10
SOFR	Annual	4.15%	Annual	4/14/2056	USD2,609	7	—	7
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP1,800	101	—	101
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP1,710	101	—	101
SOFR	Annual	4.29%	Annual	5/15/2056	USD2,380	(50)	—	(50)
SOFR	Annual	4.283%	Annual	5/29/2056	USD2,350	(47)	—	(47)
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(1)	—	(1)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD284	(4)	—	(4)
3.909%	Annual	SOFR	Annual	6/17/2056	USD182	(8)	—	(8)
						$2,823	$—	$2,823
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(422)	$—	$(422)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,185)	—	(1,185)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	(9)	—	(9)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	(14)	—	(14)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL37,150	(85)	—	(85)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL59,400	(260)	—	(260)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	BRL37,870	(377)	—	(377)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL29,650	(277)	—	(277)
							$(2,629)	$—	$(2,629)

241	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.EM.45	1.00%	Quarterly	6/20/2031	USD430	$8	$18	$(10)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	14,573	(320)	(249)	(71)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	12,326	(994)	(753)	(241)
					$(1,306)	$(984)	$(322)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR6,110	$766	$468	$297
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	19,190	492	472	21
					$1,258	$940	$318
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.01%
Capital Group Central Corporate Bond Fund	$22,734	$532	$—	$—	$(324)	$22,942	$533
Short-term securities 10.51%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (p)	114,160	336,494	330,462	10	(18)	120,184	1,586
Total 12.52%				$10	$(342)	$143,126	$2,119
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	$5,472	$4,888	0.43%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,288	1,211	0.11
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	565	577	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	151	150	0.01
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	126	125	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	48	— (s)
Total		$7,645	$6,999	0.61%

American Funds Insurance Series	242

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,631,000, which represented 13.62% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,708,000, which represented 1.55% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

243	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 87.33%	Principal amount (000)	Value (000)
Corporate bonds and notes 83.33%
Communication services 13.03%
Altice France 6.50% 4/15/2032 (a)	USD3,098	$2,997
Altice France 6.875% 7/15/2032 (a)	1,632	1,584
Altice France SA 10.00% 1/15/2033 (a)	130	128
Beignet Investor, LLC 6.581% 5/30/2049 (a)	365	373
CCO Holdings, LLC 5.00% 2/1/2028 (a)	866	856
CCO Holdings, LLC 5.375% 6/1/2029 (a)	535	524
CCO Holdings, LLC 6.375% 9/1/2029 (a)	370	370
CCO Holdings, LLC 4.75% 3/1/2030 (a)	1,066	1,011
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,194	2,041
CCO Holdings, LLC 4.25% 2/1/2031 (a)	2,879	2,595
CCO Holdings, LLC 7.375% 3/1/2031 (a)	60	60
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,908	1,703
CCO Holdings, LLC 4.50% 5/1/2032	1,269	1,121
CCO Holdings, LLC 7.00% 2/1/2033 (a)	825	810
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,017	1,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,042	3,426
CCO Holdings, LLC 7.375% 2/1/2036 (a)	930	913
Charter Communications Operating, LLC 3.50% 3/1/2042	3,245	2,244
Charter Communications Operating, LLC 5.75% 4/1/2048	875	737
Charter Communications Operating, LLC 4.80% 3/1/2050	602	449
Charter Communications Operating, LLC 3.70% 4/1/2051	393	244
Charter Communications Operating, LLC 3.90% 6/1/2052	1,580	1,008
Charter Communications Operating, LLC 5.25% 4/1/2053	773	603
Charter Communications Operating, LLC 6.70% 12/1/2055	211	201
Charter Communications Operating, LLC 3.85% 4/1/2061	145	85
Charter Communications Operating, LLC 4.40% 12/1/2061	265	171
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	485	487
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	245	245
Connect Finco SARL 9.00% 9/15/2029 (a)	6,760	7,122
Connect Holding II, LLC 10.50% 4/3/2031 (a)	945	947
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	285	45
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	266	266
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,460	2,507
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	1,229	1,276
Discovery Communications, LLC 5.00% 9/20/2037	60	47
Discovery Communications, LLC 6.35% 6/1/2040	130	108
Discovery Global Holdings, Inc. 4.054% 3/15/2029	386	382
Discovery Global Holdings, Inc. 4.279% 3/15/2032	1,494	1,342
Discovery Global Holdings, Inc. 5.05% 3/15/2042	4,365	3,203
Discovery Global Holdings, Inc. 5.141% 3/15/2052	161	108
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,401
E. W. Scripps Co. 9.875% 8/15/2030 (a)	60	53
EchoStar Corp. 10.75% 11/30/2029	5,123	5,539
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	5,450	5,548
Embarq, LLC 7.995% 6/1/2036	3,714	1,077
Gray Media, Inc. 10.50% 7/15/2029 (a)	2,981	3,148
Gray Media, Inc. 4.75% 10/15/2030 (a)	656	472
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,108	1,416
Gray Media, Inc. 9.625% 7/15/2032 (a)	2,568	2,481
Grupo Televisa, SAB 8.50% 3/11/2032	66	71
Lamar Media Corp. 3.625% 1/15/2031	300	280
Lamar Media Corp. 5.375% 11/1/2033 (a)	430	422
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	2,777	1,236
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	618	639
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	210	206
News Corp. 3.875% 5/15/2029 (a)	255	247
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	4,460	4,463
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	6,955	6,944
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	385	403
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	445	473

American Funds Insurance Series	244

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD110	$116
Paramount Global 6.875% 4/30/2036	345	324
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	235	215
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	930	956
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,894	2,820
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	245	245
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,055	2,877
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,230	1,216
Snap, Inc. 6.875% 3/1/2033 (a)	80	78
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	126	126
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	128	127
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	125	123
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	95	92
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	65	63
Stagwell Global, LLC 5.625% 8/15/2029 (a)	840	811
Univision Communications, Inc. 4.50% 5/1/2029 (a)	1,895	1,811
Univision Communications, Inc. 7.375% 6/30/2030 (a)	1,532	1,537
Univision Communications, Inc. 8.50% 7/31/2031 (a)	395	397
Univision Communications, Inc. 9.375% 8/1/2032 (a)	2,955	3,005
Univision Communications, Inc. 8.875% 4/15/2033 (a)	1,030	1,015
Verizon Communications, Inc. 2.355% 3/15/2032	16	14
Verizon Communications, Inc. 4.75% 1/15/2033	64	63
Verizon Communications, Inc. 5.75% 11/30/2045	14	14
Verizon Communications, Inc. 5.875% 11/30/2055	38	37
Verizon Communications, Inc. 6.00% 11/30/2065	17	16
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,365	1,413
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	455	375
Ziggo BV 4.875% 1/15/2030 (a)	215	202
		116,522

Energy 12.28%
Aker BP ASA 5.25% 10/30/2035 (a)	160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	480	474
Archrock Partners, LP 6.625% 9/1/2032 (a)	525	536
Archrock Services, LP 6.00% 2/1/2034 (a)	455	453
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,080	1,080
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	975	988
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	795	804
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,655	1,625
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	483	485
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	105	108
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	35	36
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	787	769
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	389	376
Bristow Group, Inc. 6.75% 2/1/2033 (a)	700	702
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,020	1,063
Caturus Energy, LLC 7.125% 5/15/2031 (a)	733	726
Chord Energy Corp. 6.75% 3/15/2033 (a)	820	833
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	795	818
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)	576	590
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,795	1,850
CNX Resources Corp. 5.875% 3/1/2034 (a)	690	672
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	295	291
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	635	599
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,825	1,922

245	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	USD1,460	$1,473
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,151	1,145
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	487	502
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	515	510
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	865	831
Energy Transfer, LP 6.00% 2/1/2029 (a)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	200	200
Ferrellgas, LP 5.875% 4/1/2029 (a)	60	58
FORESEA Holding SA 7.50% 6/15/2030	24	24
Genesis Energy, LP 8.875% 4/15/2030	1,020	1,068
Genesis Energy, LP 7.875% 5/15/2032	2,315	2,388
Genesis Energy, LP 6.75% 3/15/2034	1,820	1,807
Global Partners, LP 6.875% 1/15/2029	110	111
Global Partners, LP 8.25% 1/15/2032 (a)	480	503
Global Partners, LP 7.125% 7/1/2033 (a)	320	324
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	330	337
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	135	140
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	540	548
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	575	587
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,000	965
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	290	289
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	527	519
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	558	541
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	395	383
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	223	232
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	1,390	1,382
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	515	517
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	260	264
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	215	221
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	565	553
Matador Resources Co. 6.50% 4/15/2032 (a)	600	604
Matador Resources Co. 6.25% 4/15/2033 (a)	1,035	1,032
Matador Resources Co. 6.00% 4/15/2034 (a)	625	610
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)	739	— (e)
Murphy Oil Corp. 6.00% 10/1/2032	340	339
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	680	636
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	365	366
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,020	1,067
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)	745	128
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	6,811	6,191
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	18,263	6,465
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	405	422
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,108	1,149
Noble Finance II, LLC 6.25% 6/15/2034 (a)	1,030	1,010
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	1,050	1,044
Occidental Petroleum Corp. 6.60% 3/15/2046	872	931
Occidental Petroleum Corp. 6.05% 10/1/2054	995	1,011
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	465	473
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	356	352
Par Petroleum, LLC 7.375% 6/1/2034 (a)	465	471
Parex Resources, Inc. 8.50% 5/11/2031 (a)	385	391
Petrobras Global Finance BV 5.125% 9/10/2030	1,145	1,126
Petroleos Mexicanos 8.75% 6/2/2029	730	781
Petroleos Mexicanos 6.84% 1/23/2030	750	771
Petroleos Mexicanos 5.95% 1/28/2031	1,460	1,444
Petroleos Mexicanos 7.69% 1/23/2050	155	145

American Funds Insurance Series	246

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD265	$223
Raizen Fuels Finance SA 6.25% 7/8/2032	635	349
Range Resources Corp. 4.75% 2/15/2030 (a)	235	230
Schlumberger Investment SA 4.80% 5/7/2033	32	32
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	210
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	505	488
SM Energy Co. 8.375% 7/1/2028 (a)	615	630
SM Energy Co. 8.625% 11/1/2030 (a)	485	510
SM Energy Co. 8.75% 7/1/2031 (a)	1,832	1,914
SM Energy Co. 9.625% 6/15/2033 (a)	240	263
SM Energy Co. 6.625% 4/15/2034 (a)	470	463
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)	540	546
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	280	266
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,485	1,548
Sunoco, LP 5.875% 7/15/2027 (a)	445	445
Sunoco, LP 5.875% 3/15/2028	240	240
Sunoco, LP 7.00% 5/1/2029 (a)	250	257
Sunoco, LP 4.50% 5/15/2029	1,790	1,751
Sunoco, LP 4.50% 10/1/2029 (a)	130	126
Sunoco, LP 4.625% 5/1/2030 (a)	365	353
Sunoco, LP 5.625% 3/15/2031 (a)	895	889
Sunoco, LP 5.375% 7/15/2031 (a)	245	242
Sunoco, LP 7.25% 5/1/2032 (a)	1,110	1,152
Sunoco, LP 6.625% 8/15/2032 (a)	215	219
Sunoco, LP 6.25% 7/1/2033 (a)	675	681
Sunoco, LP 5.875% 3/15/2034 (a)	675	666
Sunoco, LP 5.625% 7/15/2034 (a)	395	386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	1,475	1,535
Talos Production, Inc. 9.00% 2/1/2029 (a)	820	855
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,125	1,182
Targa Resources Partners, LP 5.50% 3/1/2030	272	274
Targa Resources Partners, LP 4.875% 2/1/2031	150	149
TGS ASA 8.50% 1/15/2030 (a)	590	620
Tidewater, Inc. 9.125% 7/15/2030 (a)	120	128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	274	281
Transocean International, Ltd. 8.75% 2/15/2030 (a)	290	301
Transocean International, Ltd. 8.50% 5/15/2031 (a)	650	675
Transocean International, Ltd. 7.875% 10/15/2032 (a)	240	251
Transocean International, Ltd. 6.80% 3/15/2038	355	329
USA Compression Partners, LP 7.125% 3/15/2029 (a)	355	364
USA Compression Partners, LP 6.25% 10/1/2033 (a)	870	863
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	890	849
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	270	277
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,605	1,507
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,355	1,209
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	1,115	1,128
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	335	361
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	545	556
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	2,435	2,536
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	735	785
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	360	355
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	343	335
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,179	1,207
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	695	763
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,405	1,465
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,220	1,294

247	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	USD124	$128
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	1,140	1,159
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,150	1,174
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	330	339
YPF SA 8.75% 9/11/2031	160	170
		109,829

Consumer discretionary 10.90%
Acushnet Co. 5.625% 12/1/2033 (a)	400	399
Advance Auto Parts, Inc. 5.95% 3/9/2028	598	605
Advance Auto Parts, Inc. 3.90% 4/15/2030	615	579
Advance Auto Parts, Inc. 3.50% 3/15/2032	534	471
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	460	454
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	455	453
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,350	1,388
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	355	371
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	575	591
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,060	1,033
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	405	388
Bath & Body Works, Inc. 6.875% 11/1/2035	546	559
Bath & Body Works, Inc. 6.75% 7/1/2036	140	140
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,025	990
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	1,625	1,594
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,600	1,610
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,835	1,791
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	1,305	1,184
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	1,080	1,061
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	725	724
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	110	114
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	105	106
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	3,021	3,054
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	3,420	3,463
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	480	503
Cyprium Corp. 6.125% 4/15/2031 (a)	545	546
Cyprium Corp. 6.375% 4/15/2034 (a)	857	857
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	850	827
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	760	746
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,170	1,121
Ford Motor Co. 3.25% 2/12/2032	2,315	2,041
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	494
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	280	289
Ford Motor Credit Co., LLC 5.113% 5/3/2029	290	288
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030	305	322
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,503	1,512
Ford Motor Credit Co., LLC 4.00% 11/13/2030	455	428
Ford Motor Credit Co., LLC 6.05% 3/5/2031	475	482
Ford Motor Credit Co., LLC 3.625% 6/17/2031	365	333
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,815	1,877
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,754	1,740
Ford Motor Credit Co., LLC 7.122% 11/7/2033	335	357
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,275	1,284
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,290	2,346
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,325	3,257
Ford Motor Credit Co., LLC 6.467% 5/22/2036	1,895	1,926

American Funds Insurance Series	248

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	USD385	$390
Gap, Inc. 3.625% 10/1/2029 (a)	140	132
Gap, Inc. 3.875% 10/1/2031 (a)	88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035	440	452
Genting New York, LLC 7.25% 10/1/2029 (a)	394	405
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	615	621
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,414	1,416
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	1,160	1,164
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	491	480
International Game Technology PLC 5.25% 1/15/2029 (a)	885	883
KB Home 6.875% 6/15/2027	185	186
KB Home 7.25% 7/15/2030	275	281
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	305	292
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	2,830	2,757
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,135	1,183
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,090	1,010
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	330	328
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	905	867
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	520	514
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	485	460
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	375	394
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	380	367
MGM Resorts International 5.50% 4/15/2027	165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)	655	685
Newell Brands, Inc. 6.625% 9/15/2029	750	763
Newell Brands, Inc. 6.375% 5/15/2030	955	969
Newell Brands, Inc. 6.625% 5/15/2032	1,655	1,677
Newell Brands, Inc. 7.375% 4/1/2036	525	533
Newell Brands, Inc. 7.50% 4/1/2046	235	219
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	300	299
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,315	1,294
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	290	287
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	295	290
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,410	1,454
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,385	1,436
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,645	3,862
Party City Holdings, Inc. 0% 10/12/2028 (d)	500	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,510	50
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	550	540
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	485	498
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	575	570
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	431	420
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	141	140
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	610	591
Sally Holdings, LLC 6.75% 4/1/2032	1,727	1,765
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	1,510	1,292
Sekisui House U.S., Inc. 6.00% 1/15/2043	343	315
Service Corp. International 3.375% 8/15/2030	160	149
Service Corp. International 4.00% 5/15/2031	430	406
Service Corp. International 5.75% 10/15/2032	165	166
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	625	644
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	1,964	1,891
Station Casinos, LLC 4.625% 12/1/2031 (a)	625	594
Station Casinos, LLC 6.625% 3/15/2032 (a)	265	269
TopBuild Corp. 5.625% 1/31/2034 (a)	735	745
Travel + Leisure Co. 4.50% 12/1/2029 (a)	825	799
Travel + Leisure Co. 4.625% 3/1/2030 (a)	165	160
Travel + Leisure Co. 6.25% 6/1/2031 (a)	620	624

249	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	USD2,260	$2,187
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	260	260
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	735	749
Valvoline, Inc. 3.625% 6/15/2031 (a)	525	485
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)	100	103
Whirlpool Corp. 7.50% 7/1/2031 (a)	315	320
Whirlpool Corp. 7.875% 7/1/2034 (a)	405	408
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	460	454
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	759	750
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	292	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	782	827
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	600	603
		97,519

Financials 8.88%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,450	1,420
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,113	1,111
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	2,940	2,922
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,370	1,321
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,375	1,391
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,430	1,390
Aretec Group, Inc. 7.50% 4/1/2029 (a)	2,653	2,645
Aretec Group, Inc. 10.00% 8/15/2030 (a)	565	596
Asurion, LLC 8.00% 12/31/2032 (a)	335	338
Asurion, LLC 8.375% 2/1/2034 (a)	975	903
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)	760	749
Blackstone Private Credit Fund 5.95% 7/16/2029	676	676
Blackstone Private Credit Fund 5.35% 3/12/2031	424	408
Blackstone Private Credit Fund 5.95% 5/15/2031	50	49
Blackstone Private Credit Fund 6.00% 11/22/2034	660	636
Block, Inc. 5.625% 8/15/2030 (a)	930	933
Block, Inc. 3.50% 6/1/2031	396	365
Block, Inc. 6.50% 5/15/2032	765	781
Block, Inc. 6.00% 8/15/2033 (a)	195	196
Blue Owl Credit Income Corp. 6.65% 3/15/2031	315	315
Cipher Compute, LLC 7.125% 11/15/2030 (a)	650	676
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,421	3,250
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,439	2,126
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,840	3,661
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	660	600
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	300	299
FS KKR Capital Corp. 6.875% 8/15/2029	272	273
FS KKR Capital Corp. 6.125% 1/15/2031	320	308
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	52	52
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	52	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	50	49
Hightower Holding, LLC 6.75% 4/15/2029 (a)	945	946
Hightower Holding, LLC 9.125% 1/31/2030 (a)	179	187
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	635	616
HUB International, Ltd. 7.25% 6/15/2030 (a)	712	731
HUB International, Ltd. 7.375% 1/31/2032 (a)	866	882
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	255	232
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	85	78
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	4,035	3,604
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,455	2,243

American Funds Insurance Series	250

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD1,711	$1,524
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	1,820	1,321
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,265	1,216
Jane Street Group, LLC 7.125% 4/30/2031 (a)	111	115
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,545	1,590
MSCI, Inc. 3.875% 2/15/2031 (a)	425	403
MSCI, Inc. 3.625% 11/1/2031 (a)	211	196
Navient Corp. 5.00% 3/15/2027	1,873	1,859
Navient Corp. 5.50% 3/15/2029	3,520	3,381
Navient Corp. 9.375% 7/25/2030	1,347	1,370
Navient Corp. 11.50% 3/15/2031	950	1,003
Navient Corp. 9.375% 10/15/2031	715	713
Navient Corp. 7.875% 6/15/2032	1,373	1,287
Navient Corp. 5.625% 8/1/2033	1,807	1,495
OneMain Finance Corp. 3.875% 9/15/2028	135	131
OneMain Finance Corp. 5.375% 11/15/2029	960	944
OneMain Finance Corp. 7.875% 3/15/2030	760	792
OneMain Finance Corp. 6.125% 5/15/2030	1,520	1,521
OneMain Finance Corp. 4.00% 9/15/2030	205	190
OneMain Finance Corp. 7.50% 5/15/2031	105	109
OneMain Finance Corp. 7.125% 11/15/2031	1,110	1,133
OneMain Finance Corp. 7.125% 9/15/2032	1,580	1,609
OneMain Finance Corp. 6.50% 3/15/2033	800	788
OneMain Finance Corp. 6.75% 9/15/2033	525	520
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	1,210	1,213
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	2,720	2,732
Oxford Finance, LLC 7.75% 5/15/2031 (a)	760	754
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	134	139
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	365	358
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	430	420
Rocket Cos., Inc. 6.125% 8/1/2031 (a)	420	429
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	315	327
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	600	579
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	750	738
SLM Corp. 6.50% 1/31/2030	147	149
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	545	545
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	845	842
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	500	517
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	520	522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	340	348
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	320	328
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	35	35
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)	460	460
Voyager Parent, LLC 9.25% 7/1/2032 (a)	2,275	2,407
		79,421

Health care 7.32%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,198	4,255
Accendra Health, Inc. 9.00% 6/15/2032 (a)	4,272	3,980
Accendra Health, Inc. 9.75% 6/15/2033 (a)	5,430	3,712
Accendra Health, Inc. 9.75% 6/15/2033 (a)	938	641
Adapthealth, LLC 6.125% 8/1/2028 (a)	150	150
Adapthealth, LLC 4.625% 8/1/2029 (a)	481	465
Adapthealth, LLC 5.125% 3/1/2030 (a)	5	5
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	410	426
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	190	182
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	1,695	1,678

251	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	USD170	$175
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,766	1,764
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	507	450
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	895	828
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	181	185
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	797	511
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	922	545
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	1,590	1,563
Centene Corp. 2.45% 7/15/2028	480	456
Centene Corp. 4.625% 12/15/2029	1,475	1,432
Centene Corp. 3.375% 2/15/2030	147	137
Centene Corp. 3.00% 10/15/2030	610	552
Centene Corp. 2.50% 3/1/2031	1,735	1,517
Centene Corp. 2.625% 8/1/2031	400	349
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	420	416
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,960	1,851
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	579	533
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	86	93
DaVita, Inc. 4.625% 6/1/2030 (a)	1,135	1,100
DaVita, Inc. 6.875% 9/1/2032 (a)	1,125	1,161
DaVita, Inc. 6.75% 7/15/2033 (a)	1,435	1,482
Encompass Health Corp. 5.875% 6/1/2034 (a)	405	405
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	2,130	2,240
Grifols SA 4.75% 10/15/2028 (a)	465	456
HCA, Inc. 7.50% 11/15/2095	175	189
Insulet Corp. 6.50% 4/1/2033 (a)	47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,225	1,247
Jazz Securities DAC 4.375% 1/15/2029 (a)	421	413
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,680	1,632
Medline Borrower, LP 6.25% 4/1/2029 (a)	63	64
Medline Borrower, LP 5.00% 6/15/2031 (a)	104	104
Medline Borrower, LP 5.25% 6/15/2033 (a)	33	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	510	501
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,794	1,674
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	1,430	1,457
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,715	3,361
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,250	1,253
Organon & Co. 4.125% 4/30/2028 (a)	325	321
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	175	167
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	1,985	1,972
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,445	2,555
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	525	545
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,125	1,140
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	215	216
Tenet Healthcare Corp. 5.125% 11/1/2027	370	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,485	1,444
Tenet Healthcare Corp. 4.375% 1/15/2030	745	722
Tenet Healthcare Corp. 6.75% 5/15/2031	890	912
Tenet Healthcare Corp. 6.875% 11/15/2031	85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	345	353
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,445	3,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,240	1,287
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,142	882
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	505	518
		65,496

American Funds Insurance Series	252

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 6.76%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	USD810	$848
ArcelorMittal SA 7.00% 10/15/2039	403	446
ArcelorMittal SA 6.75% 3/1/2041	685	739
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	745	709
Avient Corp. 6.25% 11/1/2031 (a)	185	188
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	200	208
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	380	379
Canpack Group, Inc. 6.00% 5/15/2031 (a)	310	312
CAN-PACK SA 3.875% 11/15/2029 (a)	1,555	1,476
Capstone Copper Corp. 6.75% 3/31/2033 (a)	205	208
Celanese US Holdings, LLC 7.165% 7/15/2027	35	36
Celanese US Holdings, LLC 6.50% 4/15/2030	430	439
Celanese US Holdings, LLC 7.55% 11/15/2030	220	233
Celanese US Holdings, LLC 7.00% 2/15/2031	390	402
Celanese US Holdings, LLC 6.75% 4/15/2033	1,428	1,455
Celanese US Holdings, LLC 7.45% 11/15/2033	60	64
Celanese US Holdings, LLC 7.375% 2/15/2034	592	612
Century Aluminum Co. 6.875% 8/1/2032 (a)	330	340
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	1,581	1,527
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	1,999	2,018
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	1,785	1,633
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,665	1,686
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,030	2,017
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	240	240
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,235	1,234
Commercial Metals Co. 5.75% 11/15/2033 (a)	465	463
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,285	1,282
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	545	524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,045	3,155
CVR Partners, LP 6.125% 6/15/2028 (a)	405	405
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	205	210
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	845	830
FMC Corp. 3.45% 10/1/2029	280	259
FMC Corp. 8.00% 6/1/2031 (a)	615	641
Freeport-McMoRan, Inc. 4.25% 3/1/2030	357	351
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(f)	5,455	1,459
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	8,806	7,441
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	405	381
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	810	818
INEOS Finance PLC 6.75% 5/15/2028 (a)	415	413
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	435	439
LYB International Finance III, LLC 5.125% 1/15/2031	160	160
Magnera Corp. 4.75% 11/15/2029 (a)	670	626
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	855	875
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	595	586
Methanex Corp. 5.125% 10/15/2027	2,005	2,004
Methanex Corp. 5.65% 12/1/2044	385	347
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,135	1,150
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,118	1,155
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	845	873
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	1,060	1,049
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	785	772
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	1,745	1,829
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	550	578
Novelis Corp. 3.875% 8/15/2031 (a)	412	376
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	465	475
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	550	561

253	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(f)	USD1,492	$1,501
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)	616	619
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,090	1,076
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	655	651
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)	715	716
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)	460	467
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	386	408
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	845	935
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	435	445
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	498	506
Westlake Corp. 5.55% 11/15/2035	100	99
Westlake Corp. 6.375% 11/15/2055	35	35
		60,476

Information technology 6.33%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	935	939
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	125	135
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	2,325	2,358
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,570	2,496
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,575	5,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	615	577
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	835	725
CoreWeave, Inc. 9.25% 6/1/2030 (a)	440	443
CoreWeave, Inc. 9.75% 10/1/2031 (a)	1,190	1,188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	4,390	4,583
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	160	155
Fair Isaac Corp. 4.00% 6/15/2028 (a)	975	954
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,090	2,059
Flash Compute, LLC 7.25% 12/31/2030 (a)	265	273
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	4,663
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,484	4,042
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	197	200
Ingram Micro, Inc. 4.75% 5/15/2029 (a)	250	246
Intel Corp. 3.05% 8/12/2051	125	78
Intel Corp. 5.60% 2/21/2054	208	195
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	1,465	1,469
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,485	1,584
NCR Voyix Corp. 5.125% 4/15/2029 (a)	283	276
Oracle Corp. 4.95% 2/4/2031	452	443
Oracle Corp. 6.25% 11/9/2032	65	67
Oracle Corp. 5.35% 5/4/2033	111	108
Oracle Corp. 5.50% 8/3/2035	65	62
Oracle Corp. 5.20% 9/26/2035	310	290
Oracle Corp. 5.70% 2/4/2036	1,090	1,056
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.90% 11/9/2052	35	34
Oracle Corp. 6.70% 2/4/2056	1,133	1,067
Oracle Corp. 6.85% 2/4/2066	60	56
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	100	101
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	100	102
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	555	553
SE Cosmos, LLC 8.875% 5/1/2031 (a)	3,270	3,364

American Funds Insurance Series	254

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (a)	USD310	$306
UKG, Inc. 6.875% 2/1/2031 (a)	760	739
Unisys Corp. 10.625% 1/15/2031 (a)	1,205	1,135
Viasat, Inc. 5.625% 4/15/2027 (a)	4,600	4,604
Viasat, Inc. 6.50% 7/15/2028 (a)	1,495	1,492
Viasat, Inc. 7.50% 5/30/2031 (a)	1,969	1,991
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	190	181
VoltaGrid, LLC 7.375% 11/1/2030 (a)	340	353
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	1,242	1,377
WULF Compute, LLC 7.75% 10/15/2030 (a)	1,895	1,992
		56,597

Industrials 6.30%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	216	221
ADT Security Corp. 4.125% 8/1/2029 (a)	165	158
ADT Security Corp. 5.875% 10/15/2033 (a)	395	388
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	885	867
AECOM 6.00% 8/1/2033 (a)	35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	535	554
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	870	814
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	260	259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,050	1,082
Aramark Services, Inc. 5.00% 2/1/2028 (a)	240	240
ATI, Inc. 4.875% 10/1/2029	575	569
ATI, Inc. 5.125% 10/1/2031	615	611
ATI, Inc. 5.875% 6/15/2033	230	233
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	343	345
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,181	1,159
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	1,060	1,093
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	510	515
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	27	27
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	905	925
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	955	979
Bombardier, Inc. 5.875% 1/15/2035 (a)	325	327
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	135	133
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	280	272
CACI International, Inc. 6.375% 6/15/2033 (a)	390	396
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	435	435
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	1,250	1,203
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	980	878
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	135	134
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,510	1,521
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	635	637
CoreLogic, Inc. 4.50% 5/1/2028 (a)	2,199	2,150
Eaton Corp. 4.20% 3/6/2031	200	196
Eaton Corp. 4.50% 3/6/2033	200	196
Eaton Corp. 4.80% 3/6/2036	200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,515	2,569
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	709	738
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	166	170
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	1,250	1,230
ESAB Corp. 5.625% 4/1/2031 (a)	505	507
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	60	59
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	60	59
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	60	59
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)	720	731

255	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD1,388	$1,421
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	595	598
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	380	388
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	740	767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,315	1,372
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	170	169
Hertz Corp. (The) 4.625% 12/1/2026 (a)	768	697
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	456	454
Icahn Enterprises, LP 5.25% 5/15/2027	3,024	2,991
Icahn Enterprises, LP 9.75% 1/15/2029	610	599
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	130	126
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	259	257
Moog, Inc. 5.50% 10/15/2034 (a)	980	968
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,115	1,110
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	435	441
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	665	678
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	525	542
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	935	960
Reworld Holding Corp. 4.875% 12/1/2029 (a)	790	754
Science Applications International Corp. 5.875% 11/1/2033 (a)	535	527
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	660	618
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	304	304
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	360	362
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	750	745
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	100	97
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	685	694
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	95	95
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	160	165
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,410	2,435
TransDigm, Inc. 6.25% 1/31/2034 (a)	990	1,011
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,080	3,161
TransDigm, Inc. 6.125% 7/31/2034 (a)	1,599	1,599
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	95	97
United Rentals (North America), Inc. 3.875% 2/15/2031	620	586
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	355	364
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	185	190
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	455	452
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	355	366
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	265	272
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	710	704
		56,359

Real estate 5.70%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	637	615
FibraSOMA 7.125% 5/28/2036 (a)	245	244
Forestar Group, Inc. 5.00% 3/1/2028 (a)	77	77
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,580	1,606
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	1,013	979
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,403	3,220
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	1,265	1,255
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	1,065	1,053
Hudson Pacific Properties, LP 3.25% 1/15/2030	455	398
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	307	306
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	2,995	2,952
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,425	1,364

American Funds Insurance Series	256

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	USD185	$183
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	1,170	1,176
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	2,405	2,460
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	2,380	2,432
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	470	460
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	180	187
MPT Operating Partnership, LP 5.00% 10/15/2027	6,648	6,453
MPT Operating Partnership, LP 4.625% 8/1/2029	1,290	1,038
MPT Operating Partnership, LP 3.50% 3/15/2031	1,072	738
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,445	4,554
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	1,045	1,023
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	615	630
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	545	555
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	380	362
SBA Communications Corp. 3.125% 2/1/2029	111	106
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,091
Service Properties Trust 3.95% 1/15/2028	2,527	2,464
Service Properties Trust 4.95% 10/1/2029	2,668	2,515
Service Properties Trust 4.375% 2/15/2030	2,331	2,115
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,111
Service Properties Trust 8.875% 6/15/2032	985	1,015
		50,983

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,357
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,755	1,699
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	695	680
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	990	958
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	2,090	1,993
B&G Foods, Inc. 5.25% 9/15/2027	1,748	1,756
B&G Foods, Inc. 8.00% 9/15/2028 (a)	4,106	4,115
B&G Foods, Inc. 11.00% 6/15/2031 (a)	2,060	1,903
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,785	1,686
Coty, Inc. 4.75% 1/15/2029 (a)	985	958
Coty, Inc. 6.625% 7/15/2030 (a)	641	642
Coty, Inc. 5.60% 1/15/2031 (a)	517	503
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	990	999
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	580	570
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	2,010	2,050
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	590	557
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	685	698
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	60	60
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	950	911
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	710	668
Opal Bidco SAS 6.50% 3/31/2032 (a)	380	388
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	795	781
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,895	1,832
Post Holdings, Inc. 4.50% 9/15/2031 (a)	950	892
Post Holdings, Inc. 6.25% 2/15/2032 (a)	765	777
Post Holdings, Inc. 6.375% 3/1/2033 (a)	345	342
Post Holdings, Inc. 6.25% 10/15/2034 (a)	750	737
Post Holdings, Inc. 6.50% 3/15/2036 (a)	920	910
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	283	284
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,060	975
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	610	610

257	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD617	$617
US Foods, Inc. 4.625% 6/1/2030 (a)	425	415
US Foods, Inc. 5.75% 4/15/2033 (a)	390	391
		35,122

Utilities 1.85%
AES Corp. 5.20% 7/15/2029	600	604
AES Corp. 3.95% 7/15/2030 (a)	500	479
AES Corp. 5.75% 7/15/2033	610	614
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)	390	400
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	412	418
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (f)	460	461
Edison International 4.80% 3/15/2031	125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)	290	298
FirstEnergy Corp. 2.25% 9/1/2030	680	613
Generadora de Gatun SA 6.874% 9/30/2044 (a)	200	207
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	845	892
NRG Energy, Inc. 5.875% 5/15/2034 (a)	630	627
NRG Energy, Inc. 6.125% 5/15/2036 (a)	380	380
Pacific Gas and Electric Co. 5.05% 10/15/2032	196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035	60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035	85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036	428	416
Pacific Gas and Electric Co. 3.30% 8/1/2040	235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050	550	459
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,400	935
Pacific Gas and Electric Co. 6.10% 10/15/2055	165	160
PG&E Corp. 5.00% 7/1/2028	325	323
PG&E Corp. 5.25% 7/1/2030	1,215	1,197
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	1,705	1,738
Talen Energy Supply, LLC 6.125% 5/1/2031 (g)	1,455	1,456
Talen Energy Supply, LLC 6.375% 5/1/2033 (g)	2,695	2,693
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	145	142
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)	60	60
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	330	352
		16,566

Municipals 0.05%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)	420	424
Total corporate bonds and notes		745,314
Loans 3.93%
Information technology 0.76%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(i)	183	187
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(i)	1,736	1,604
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (h)(i)	65	57
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(i)	725	445

American Funds Insurance Series	258

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(i)	USD2,069	$1,804
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(i)	1,723	1,734
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(i)	949	955
		6,786

Industrials 0.65%
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (h)(i)	255	252
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(i)	5,962	5,401
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (h)(i)	155	155
		5,808

Financials 0.52%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(i)	1,050	1,003
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(i)	2,276	2,230
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (h)(i)	19	18
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (h)(i)	778	725
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(i)	119	119
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(i)	579	572
		4,667

Consumer staples 0.49%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (h)(i)	160	158
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(i)	256	251
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (h)(i)	1,490	1,497
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(i)	2,430	2,454
		4,360

Communication services 0.45%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(i)	1,184	1,188
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(i)	680	640
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(h)	27	5
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(i)	2	2
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(d)(h)	797	797
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (h)(i)	280	192
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(i)	1,220	1,225
		4,049

259	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.42%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(h)(i)	USD461	$461
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(h)(i)	443	443
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (h)(i)	485	485
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (h)(i)	308	309
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(i)	— (e)	— (e)
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (h)(i)	1,333	1,316
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(i)	735	736
		3,750

Health care 0.39%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(i)	1,109	1,051
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (h)(i)	354	356
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (h)(i)	460	461
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(i)	1,446	1,449
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (h)(i)	213	213
		3,530

Materials 0.16%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(i)	688	669
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	452	389
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	457	394
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(d)(h)(i)	968	— (e)
		1,452

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(i)	227	225
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(i)	232	231
		456

Energy 0.02%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)	266	159

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	160	152
Total loans		35,169

American Funds Insurance Series	260

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	USD480	$456
Municipals 0.02%
Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	198	143
Total municipals		143
Total bonds, notes & other debt instruments (cost: $798,191,000)		781,082
Convertible bonds & notes 0.13%
Communication services 0.13%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	379	1,183
Total convertible bonds & notes (cost: $403,000)		1,183
Common stocks 5.03%	Shares
Information technology 1.75%
Diebold Nixdorf, Inc. (j)	183,613	15,611

Health care 1.67%
Rotech Healthcare, Inc. (d)(g)(j)	167,613	11,817
Keenova Therapeutics PLC (j)	28,965	2,848
Par Health, Inc. (a)(j)	28,965	200
Endo, LP, Class A1 (a)(j)	158,799	114
		14,979

Energy 0.63%
Ascent CNR Corp., Class A (d)(g)	62,978	2,781
Constellation Oil Services Holding SA (NDR)	136,085	1,801
Weatherford International	8,019	653
Altera Infrastructure, LP (d)(j)	7,578	328
Expand Energy Corp.	416	38
Mesquite Energy, Inc. (d)(j)	17,787	— (e)
		5,601

Utilities 0.62%
Talen Energy Corp. (j)	14,458	5,555

Consumer discretionary 0.35%
Aimbridge Topco, LLC (d)(j)	46,955	3,158

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,621	80

Materials 0.00%
Venator Materials PLC (d)(j)	3,232	— (e)
Total common stocks (cost: $25,258,000)		44,984

261	American Funds Insurance Series

American High-Income Trust (continued)
Rights & warrants 0.01%	Shares	Value (000)
Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (j)	6,792	$102
Total rights & warrants (cost: $80,000)		102
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)(l)	552,741	55,268
Total short-term securities (cost: $55,267,000)		55,268
Total investment securities 98.68% (cost: $879,199,000)		882,619
Other assets less liabilities 1.32%		11,817
Net assets 100.00%		$894,436
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	55	10/5/2026	USD11,337	$(9)
5 Year U.S. Treasury Note Futures	Long	77	10/5/2026	8,243	25
10 Year Ultra U.S. Treasury Note Futures	Short	4	9/30/2026	(450)	(6)
10 Year U.S. Treasury Note Futures	Short	11	9/30/2026	(1,209)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2026	(116)	(3)
					$2
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD29,964	$(2,416)	$(1,647)	$(769)
Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)	$35,092	$145,479	$125,294	$(3)	$(6)	$55,268	$792

American Funds Insurance Series	262

American High-Income Trust (continued)
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,817	1.32%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	2,694	2,693	0.30
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,459	1,456	0.16
Ascent CNR Corp., Class A (d)	11/15/2016	302	2,781	0.31
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,377	0.16
Total		$9,159	$20,124	2.25%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,063,000, which represented 64.96% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

263	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 76.31%	Principal amount (000)	Value (000)
Mortgage-backed obligations 65.82%
Federal agency mortgage-backed obligations 64.36%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	26	25
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	82	77
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	1	1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	115	100
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	195	164
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	260	219
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	14	12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	63	56
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	133	119
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	78	69
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	152	135
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	191	170
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	14	15
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	23	19
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	18	17
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	381	319
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	86	72
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	658	528
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	91	74
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	58	49
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	33	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	446	374
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	117	95
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,393	1,131
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	317	258
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	154	123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	158	141
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	253	212
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	28	25
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	338	287
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	21	18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	351	301
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	165	142
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	29	26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	181	156
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	72	64

American Funds Insurance Series	264

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD209	$185
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	855	747
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	659	528
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	831	695
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	153	139
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	180	179
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	29	30
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	52	53
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	80	83
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	60	62
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	174	183
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	50	52
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	43	43
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	40	41
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	191	196
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	394	344
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	253	260
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	166	168
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	291	299
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	390	393
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	48	49
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	31	32
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	8	8
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	210	219
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	64	64
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	18	18
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	289	299
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	134	140
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	717	722
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	124	125
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	111	112
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	25	26
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	89	91
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	12	13
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	191	199
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	176	180
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	31	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	17	17
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	206	215
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	403	415
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	113	115
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	101	104
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	76	77
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	49	51
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	29	30
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	14	14
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	5	5
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	515	539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	324	338
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	98	103
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	88	91
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	51	53
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	148	151
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	144	148
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	81	83
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	45	46

265	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	USD39	$40
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	24	25
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	21	22
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	14	15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	8	8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	111	116
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	82	85
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	450	457
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	230	233
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	166	167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	371	382
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	141	144
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	87	87
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	302	309
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	22	23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	48	48
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	44	44
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	36	38
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	168	162
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	430	440
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	464	466
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	82	84
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1	1
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (a)	46	42
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	265	271
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	10	10
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	18	18
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	86	91
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	103	93
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	114	102
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40	34
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	39	37
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	639	574
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	70	70
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	394	393
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	124	116
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	34	32
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,339	1,127
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	247	220
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	70	61
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)	222	221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	14	13
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	20	19
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	10	10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	8	8
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	32	31
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	117	104

American Funds Insurance Series	266

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD3	$3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	641	515
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	154	125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	165	140
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	89	71
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	274	223
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	1,049	847
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	260	211
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	194	171
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	61	49
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	50	43
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	657	551
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	116	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	575	526
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	604	484
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	52	47
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	721	630
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	41	36
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	278	253
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	265	222
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	617	539
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	81	68
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	853	744
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	24	19
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	268	245
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (a)	226	205
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	84	83
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	188	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	89	90
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	285	278
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	570	593
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	28	24
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	68	67
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	72	72
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	40	41
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	228	230
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	47	49
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	43	44
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	29	30
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	673	680
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	42	43
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	30	31
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	1,592	1,635
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	722	742
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	95	99
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	304	311
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	253	261
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	51	52
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	356	359
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,229	1,266
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,027	1,055
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	5	5
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	34	35
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	8	8

267	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD42	$43
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	52	52
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	10	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	92	95
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	15	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	38	40
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	57	57
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	22	23
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	314	327
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	45	47
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	502	524
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	154	160
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	38	39
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	173	178
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	166	171
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	149	155
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	47	49
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	46	47
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	25	25
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	125	130
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	61	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	254	258
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	190	194
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	110	113
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	103	105
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	30	31
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,033	1,072
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	187	194
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	75	78
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	67	69
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	38	39
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	19	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	166	167
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	102	105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	51	53
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	50	52
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	49	50
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	27	28
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	11	11
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	65	68
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	28	29
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	12	12
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	7	7
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	386	389
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	470	466
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	300	301
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)	215	196
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	19	20
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	155	164
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	63	61
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	573	587
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	55	56
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	235	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	122	120
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	382	391

American Funds Insurance Series	268

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	USD67	$69
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	11	11
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	1,680	1,720
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,113	1,144
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	158	165
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	94	98
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	473	484
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	764	751
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	71	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	75	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	94	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	19	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	70	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	24	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	593	520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	165	162
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	9	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	280	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	268	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	267	244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	229	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	219	211
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	480	463
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	57	61
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	148	148
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	75	76
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	73	65
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	173	157
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	37	33
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	364	346
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)	87	71
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	76	63
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	316	259
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	857	704
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	190	156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	291	247
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	69	59
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	456	386
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	21	17
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	280	239
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	61	52
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	146	125
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	120	102
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	38	33
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	197	169
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	53	47
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	137	130
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)	93	76
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	75	70
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	163	164

269	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	USD32	$32
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	10	10
Government National Mortgage Assn. Pool #AN1825 4.624% 6/20/2065 (a)	10	10
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (a)	3	3
Government National Mortgage Assn. Pool #AO0409 4.595% 12/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0385 4.416% 1/20/2066 (a)	24	23
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	195	147
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (a)(e)	125	121
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)	394	315
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)	2,810	2,348
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)	1,836	1,717
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (a)(e)	304	291
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (a)(e)	60	59
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)	2,335	2,416
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (a)(e)	586	561
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (a)(e)	106	104
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (a)(e)	30	30
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (a)(e)	2,019	2,058
		68,215

Commercial mortgage-backed securities 0.99%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(c)(d)	47	47
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (a)(c)(d)	200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	384
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(d)	141	141
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(d)	100	100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (a)(c)(d)	179	179
		1,052

Collateralized mortgage-backed obligations (privately originated) 0.47%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	121	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	47	43
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)	167	160
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	103	104
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	75	76
		497
Total mortgage-backed obligations		69,764
U.S. Treasury bonds & notes 8.71%
U.S. Treasury 8.71%
U.S. Treasury 4.375% 7/31/2026	535	535
U.S. Treasury 3.50% 10/31/2027	1,130	1,120
U.S. Treasury 4.25% 2/15/2028	460	461
U.S. Treasury 3.875% 3/15/2028	550	547
U.S. Treasury 4.125% 7/31/2028	450	450
U.S. Treasury 4.50% 5/31/2029 (f)	1,025	1,034
U.S. Treasury 4.00% 3/31/2030	100	99
U.S. Treasury 3.50% 2/28/2031	605	587
U.S. Treasury 4.00% 6/30/2032	300	296
U.S. Treasury 3.875% 12/31/2032	510	498
U.S. Treasury 1.875% 2/15/2041	240	167
U.S. Treasury 3.25% 5/15/2042	106	87

American Funds Insurance Series	270

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045		USD190	$186
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	328
U.S. Treasury 4.75% 8/15/2055		345	335
U.S. Treasury 4.625% 11/15/2055		600	571
U.S. Treasury 4.75% 2/15/2056		1,775	1,724
U.S. Treasury 5.00% 5/15/2056		165	167
Total U.S. Treasury bonds & notes			9,228
Asset-backed obligations 1.78%
Auto loan 0.82%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)		91	91
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)		36	36
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)		31	31
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		3	3
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)		54	54
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		257	261
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	101
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		292	294
			871

Collateralized loan obligations 0.57%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(d)		250	250
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(d)		100	100
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(d)		250	250
			600

Other asset-backed securities 0.27%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)		123	122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		88	73
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	83
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			290

Student loan 0.12%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		71	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(c)(d)		60	59
			127
Total asset-backed obligations			1,888
Total bonds, notes & other debt instruments (cost: $81,532,000)			80,880
Short-term securities 31.58%	Weighted average yield at acquisition
Commercial paper 12.05%
Apple, Inc. 7/27/2026 (c)	3.630%	2,000	1,995
Cisco Systems, Inc. 9/1/2026 (c)	3.700	500	497
Eli Lilly and Co. 8/5/2026 (c)	3.760	1,600	1,594

271	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
LMA-Americas, LLC 7/1/2026 (c)	3.630%	USD1,000	$1,000
Paccar Financial Corp. 7/1/2026	3.700	1,000	1,000
Paccar Financial Corp. 7/10/2026	3.690	1,300	1,299
PepsiCo, Inc. 7/8/2026 (c)	3.620	1,200	1,199
Prudential Funding, LLC 7/13/2026	3.670	2,000	1,997
Wal-Mart Stores, Inc. 7/15/2026 (c)	3.690	1,200	1,198
Wal-Mart Stores, Inc. 7/20/2026 (c)	3.660	1,000	998
			12,777

Federal agency bills & notes 19.53%
Federal Farm Credit Banks 7/27/2026	3.620	1,100	1,097
Federal Farm Credit Banks 8/21/2026	3.630	2,300	2,288
Federal Farm Credit Banks 8/24/2026	3.640	1,400	1,392
Federal Home Loan Bank 7/7/2026	3.620	1,200	1,199
Federal Home Loan Bank 7/10/2026	3.600	2,000	1,998
Federal Home Loan Bank 7/15/2026	3.605	1,500	1,498
Federal Home Loan Bank 7/17/2026	3.620	1,300	1,298
Federal Home Loan Bank 8/3/2026	3.605	2,400	2,392
Federal Home Loan Bank 8/4/2026	3.610	900	897
Federal Home Loan Bank 8/28/2026	3.635	2,100	2,088
Federal Home Loan Bank 9/9/2026	3.628	2,600	2,582
Federal Home Loan Bank 11/12/2026	3.630	2,000	1,972
Total short-term securities (cost: $33,481,000)			33,478
Total investment securities 107.89% (cost: $115,013,000)			114,358
Other assets less liabilities (7.89)%			(8,366)
Net assets 100.00%			$105,992
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	123	3/17/2027	USD29,508	$(86)
2 Year U.S. Treasury Note Futures	Long	215	10/5/2026	44,319	(32)
5 Year U.S. Treasury Note Futures	Long	154	10/5/2026	16,485	50
10 Year Ultra U.S. Treasury Note Futures	Long	43	9/30/2026	4,836	61
10 Year U.S. Treasury Note Futures	Long	33	9/30/2026	3,626	15
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2026	908	24
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026	3,601	123
					$155

American Funds Insurance Series	272

American Funds Mortgage Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD627	$7	$—	$7
SOFR	Annual	3.739%	Annual	3/25/2033	USD602	6	—	6
SOFR	Annual	3.7655%	Annual	3/26/2033	USD754	7	—	7
SOFR	Annual	3.788%	Annual	3/26/2033	USD454	3	—	3
SOFR	Annual	3.793%	Annual	3/26/2033	USD226	2	—	2
SOFR	Annual	3.8105%	Annual	3/30/2033	USD314	2	—	2
SOFR	Annual	3.8175%	Annual	3/31/2033	USD303	2	—	2
SOFR	Annual	3.703%	Annual	4/14/2033	USD670	8	—	8
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	11	—	11
SOFR	Annual	3.41%	Annual	7/28/2045	USD982	103	—	103
						$151	$—	$151

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,852,000, which represented 11.18% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $238,000, which represented 0.22% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2026unaudited

Short-term securities 100.57%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 71.30%
ANZ (Delaware), Inc. 11/24/2026 (a)	1.367%	USD10,000	$9,840
Apple, Inc. 7/9/2026 (a)	0.342	10,000	9,991
Bank of Montreal 7/23/2026 (a)	0.237	8,000	7,981
Cabot Trail Funding, LLC. 7/1/2026 (a)	0.943	9,000	8,999
CAFCO, LLC 7/17/2026 (a)	1.380	9,225	9,209
Cisco Systems, Inc. 7/15/2026 (a)	0.974	9,500	9,486
DBS Bank, Ltd. 9/4/2026 (a)	0.840	7,000	6,951
Eli Lilly and Co. 8/5/2026 (a)	0.400	8,900	8,867
Exxon Asset Management Co. 7/7/2026	0.119	6,300	6,295
Henkel of America, Inc. 8/6/2026 (a)	1.204	11,000	10,959
L’Oreal USA, Inc. 7/21/2026 (a)	0.603	10,000	9,979
LVMH Moet Hennessy Louis Vuitton, Inc. 9/23/2026 (a)	0.809	4,500	4,460
National Bank of Canada 7/6/2026 (a)	0.430	10,000	9,994
Nestle Finance International, Ltd. 8/20/2026 (a)	0.585	10,000	9,947
Old Line Funding, LLC 7/7/2026 (a)	0.288	10,000	9,993
OMERS Finance Trust 7/6/2026	0.327	10,000	9,994
Paccar Financial Corp. 7/1/2026	0.311	9,900	9,899
Prudential Funding, LLC 7/13/2026	0.314	10,000	9,987
Roche Holdings, Inc. 7/16/2026 (a)	0.313	10,000	9,984
Sanofi 7/8/2026 (a)	1.129	10,000	9,992
Toyota Motor Credit Corp. 7/10/2026	1.224	10,000	9,990
Victory Receivables Corp. 7/24/2026 (a)	0.806	10,000	9,975
Wal-Mart Stores, Inc. 7/20/2026 (a)	0.372	9,000	8,981
			211,753
Federal agency bills & notes 17.78%
Federal Farm Credit Banks 7/20/2026	0.595	3,650	3,643
Federal Farm Credit Banks 7/27/2026	0.247	3,600	3,590
Federal Farm Credit Banks 8/24/2026	0.777	9,600	9,547
Federal Home Loan Bank 7/22/2026	1.122	4,400	4,391
Federal Home Loan Bank 8/7/2026	0.815	1,500	1,495
Federal Home Loan Bank 8/26/2026	0.774	10,000	9,943
Federal Home Loan Bank 9/4/2026	0.768	8,950	8,891
Federal Home Loan Bank 9/9/2026	0.760	6,400	6,354
Freddie Mac 8/31/2026	0.639	5,000	4,969
			52,823
Bonds & notes of governments & government agencies outside the U.S. 6.22%
Hydro-Quebec 7/15/2026 (a)	0.211	8,000	7,988
Ontario (Province of) 7/14/2026	0.269	10,500	10,485
			18,473
U.S. Treasury bills 5.27%
U.S. Treasury 8/4/2026	1.102	5,750	5,731
U.S. Treasury 9/17/2026	0.758	10,000	9,921
			15,652
Total short-term securities (cost: $298,723,000)			298,701
Total investment securities 100.57% (cost: $298,723,000)			298,701
Other assets less liabilities (0.57)%			(1,706)
Net assets 100.00%			$296,995

American Funds Insurance Series	274

Ultra-Short Bond Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,576,000, which represented 58.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

275	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 83.65%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 48.01%
U.S. Treasury 42.36%
U.S. Treasury 4.50% 7/15/2026	USD10,366	$10,369
U.S. Treasury 4.375% 7/31/2026	25,795	25,809
U.S. Treasury 4.625% 9/15/2026	10,209	10,228
U.S. Treasury 3.50% 9/30/2026	11,100	11,091
U.S. Treasury 3.875% 3/31/2027	23,000	22,978
U.S. Treasury 4.50% 4/15/2027	30,000	30,113
U.S. Treasury 0.50% 4/30/2027	1,250	1,214
U.S. Treasury 2.625% 5/31/2027	2,290	2,260
U.S. Treasury 3.75% 6/30/2027	33,220	33,104
U.S. Treasury 3.875% 7/31/2027	10,000	9,972
U.S. Treasury 3.75% 8/15/2027	5,043	5,021
U.S. Treasury 3.625% 8/31/2027	2,945	2,928
U.S. Treasury 3.375% 11/30/2027	600	594
U.S. Treasury 3.375% 12/31/2027	10,000	9,886
U.S. Treasury 4.25% 2/15/2028 (a)	48,655	48,714
U.S. Treasury 3.625% 5/31/2028	14,850	14,705
U.S. Treasury 1.25% 6/30/2028	3,325	3,141
U.S. Treasury 4.00% 6/30/2028	6,907	6,886
U.S. Treasury 4.125% 6/30/2028	9,870	9,865
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,673
U.S. Treasury 3.50% 11/15/2028	410	404
U.S. Treasury 2.625% 2/15/2029	3,270	3,146
U.S. Treasury 4.25% 2/28/2029	11,435	11,460
U.S. Treasury 4.50% 5/31/2029	825	833
U.S. Treasury 2.625% 7/31/2029	9,309	8,898
U.S. Treasury 4.00% 7/31/2029	15,070	15,001
U.S. Treasury 3.625% 8/31/2029	11,435	11,254
U.S. Treasury 4.125% 10/31/2029	4,800	4,793
U.S. Treasury 4.125% 11/30/2029	10,200	10,185
U.S. Treasury 4.375% 12/31/2029	23,475	23,627
U.S. Treasury 4.00% 2/28/2030	11,270	11,204
U.S. Treasury 4.00% 3/31/2030	15,000	14,906
U.S. Treasury 3.75% 6/30/2030	17,030	16,755
U.S. Treasury 3.875% 6/30/2030	6,000	5,931
U.S. Treasury 4.00% 7/31/2030	1,185	1,177
U.S. Treasury 4.625% 9/30/2030	1,290	1,311
U.S. Treasury 4.875% 10/31/2030	625	642
U.S. Treasury 3.50% 11/30/2030	505	491
U.S. Treasury 3.625% 12/31/2030	850	830
U.S. Treasury 3.75% 1/31/2031	18,700	18,349
U.S. Treasury 3.875% 4/30/2031	18,965	18,695
U.S. Treasury 4.125% 5/31/2031	21,145	21,071
U.S. Treasury 4.25% 6/30/2031	9,625	9,641
U.S. Treasury 4.125% 11/30/2031	3,240	3,223
U.S. Treasury 4.125% 2/29/2032	9,305	9,250
U.S. Treasury 4.125% 3/31/2032	3,000	2,981
U.S. Treasury 4.125% 5/31/2032	10,295	10,223
U.S. Treasury 4.00% 6/30/2032	16,910	16,676
U.S. Treasury 2.75% 8/15/2032	8,095	7,435
U.S. Treasury 3.75% 11/30/2032	4,075	3,953
U.S. Treasury 3.875% 12/31/2032	4,095	3,999
U.S. Treasury 4.25% 3/31/2033	7,658	7,635
U.S. Treasury 3.875% 8/15/2033	3,180	3,093
U.S. Treasury 4.375% 5/15/2034	1,687	1,688
U.S. Treasury 3.875% 8/15/2034	1,970	1,903
U.S. Treasury 4.25% 11/15/2034	1,790	1,773
U.S. Treasury 4.625% 2/15/2035	5,000	5,080
U.S. Treasury 4.25% 5/15/2035	1,800	1,779
U.S. Treasury 4.00% 11/15/2035	850	822

American Funds Insurance Series	276

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2036	USD1,130	$1,103
U.S. Treasury 4.50% 8/15/2039	13,655	13,474
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury, interest only, 0% 11/15/2040	1,110	550
U.S. Treasury 1.375% 11/15/2040	1,945	1,258
U.S. Treasury 3.875% 5/15/2043	820	725
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,601
U.S. Treasury 4.125% 8/15/2044	11,760	10,638
U.S. Treasury 2.50% 2/15/2045	4,850	3,402
U.S. Treasury 5.00% 5/15/2045	8,955	9,033
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	3,900	2,690
U.S. Treasury 4.625% 2/15/2046	2,490	2,390
U.S. Treasury 2.50% 5/15/2046	1,585	1,089
U.S. Treasury 2.875% 11/15/2046	2,700	1,973
U.S. Treasury 3.00% 8/15/2048	750	549
U.S. Treasury 2.375% 11/15/2049	1,435	914
U.S. Treasury 1.25% 5/15/2050	14,825	7,056
U.S. Treasury 1.375% 8/15/2050	4,330	2,124
U.S. Treasury 1.625% 11/15/2050	35,205	18,408
U.S. Treasury 1.875% 2/15/2051	5,892	3,275
U.S. Treasury 2.375% 5/15/2051	6,280	3,928
U.S. Treasury 2.00% 8/15/2051	5,226	2,977
U.S. Treasury 1.875% 11/15/2051	3,164	1,739
U.S. Treasury 3.00% 8/15/2052	895	635
U.S. Treasury 4.00% 11/15/2052	1,849	1,582
U.S. Treasury 4.75% 11/15/2053	205	198
U.S. Treasury 4.25% 2/15/2054	11,130	9,932
U.S. Treasury 4.625% 5/15/2054	3,165	3,006
U.S. Treasury 4.25% 8/15/2054	50	45
U.S. Treasury 4.625% 2/15/2055	7,370	7,004
U.S. Treasury 4.75% 8/15/2055	20,850	20,233
U.S. Treasury 4.625% 11/15/2055 (a)	42,030	39,988
U.S. Treasury 4.75% 2/15/2056 (a)	43,300	42,062
U.S. Treasury 5.00% 5/15/2056	9,395	9,495
		796,955

U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	9,837	9,789
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	3,027	2,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	21,416	21,321
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	19,151	19,028
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (b)	6,828	6,619
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	1,118	1,027
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	3,476	3,148
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	7,544	7,440
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	15,031	14,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	144	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	1,540	1,176
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	1,796	1,311
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	331	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	376	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	147	78

277	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	USD466	$408
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	7,825	7,211
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	10,337	9,537
		106,256
Total U.S. Treasury bonds & notes		903,211
Mortgage-backed obligations 33.09%
Federal agency mortgage-backed obligations 33.04%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)	2	2
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)	— (d)	— (d)
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)	— (d)	— (d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)	389	380
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)	918	894
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	654	612
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)	— (d)	— (d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	276	258
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)	9	9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)	11	11
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)	3	3
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)	13	13
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	21,881	19,029
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	236	238
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	108	109
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)	27	27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	107	108
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)	14	13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	59	60
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)	11	11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)	5	5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)	5	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)	28	26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)	584	607
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)	6	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)	47	44
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	3,205	2,982
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)	39	36
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)	5	4
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)	72	68
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)	2,302	2,129
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)	29	26
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)	43	41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)	60	57
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)	18	17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)	12	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	827	768
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)	307	284
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)	79	73
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)	402	372

American Funds Insurance Series	278

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	USD225	$208
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)	2,685	2,399
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)	670	573
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)	425	359
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	143	122
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)	1,457	1,241
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	181	146
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)	1,280	1,024
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	63	51
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)	834	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)	542	436
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)	324	271
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)	1,305	1,044
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	799	669
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)	4,056	3,619
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)	1,228	1,039
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	249	209
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	144	123
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	468	392
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	1,171	980
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	527	447
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	353	296
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	5,885	4,708
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	38	31
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	1,885	1,578
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)	959	819
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)	605	543
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)	446	357
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)	2,205	1,927
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)	1,762	1,559
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)	915	800
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)	154	132
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	2,801	2,507
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	1,881	1,644
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)	406	381
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	6,786	5,681
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)	775	676
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)	161	141
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)	527	493
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	2,938	2,350
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)	95	76
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)	2,444	2,296
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)	48	48
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)	41	41
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)	195	157
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	3,073	2,572
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)	2,117	1,927
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	264	263
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)	44	44
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	594	575
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)	7,621	7,551
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	3,081	2,464
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)	891	863
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	825	795
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)	7,411	7,349
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)	4,237	4,189

279	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	USD543	$549
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	501	507
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)	72	73
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	187	195
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)	7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)	2,367	2,287
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)	1,657	1,699
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	7	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)	602	628
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)	645	663
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	457	471
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	1,744	1,763
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)	291	307
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	257	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	2,351	2,376
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	2,202	2,269
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)	1,496	1,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	1,470	1,513
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,065	1,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)	1,035	1,063
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)	315	303
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	1,518	1,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	1,246	1,277
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)	196	201
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)	423	407
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	167	169
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	10,218	10,294
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	366	375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (c)	1,821	1,887
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)	517	537
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)	136	141
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	18	19
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)	244	221
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	458	463
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)	120	121
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)	7,006	7,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	2,221	2,300
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	399	402
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)	3,938	4,162
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)	362	364
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)	39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	1,117	1,132
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	435	449
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)	890	928
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)	1,288	1,347
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	2,478	2,551
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	531	543
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)	84	86
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	3,229	3,365
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	5,461	5,624
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	3,332	3,435
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	676	692
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	116	119
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	5,080	5,294
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	1,338	1,391
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	738	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	190	196
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)	187	191
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	92	95
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	85	87

American Funds Insurance Series	280

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	USD81	$83
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	57	58
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)	1,287	1,344
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)	1,665	1,686
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	1,153	1,181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	82	84
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	39	40
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)	1,263	1,300
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	185	187
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	20	20
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	2,147	2,198
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	340	351
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	23	24
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	761	783
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	23	23
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)	1,263	1,334
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	6,327	6,358
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	150	153
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	58	60
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	56	57
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)	194	201
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	858	907
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (c)	178	162
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)	85	77
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	438	452
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	— (d)	— (d)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	44	46
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (c)	1,000	908
Fannie Mae Pool #MA5990 7.00% 2/1/2056 (c)	1,017	1,075
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	1,065	915
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	320	307
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	392	352
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)	— (d)	— (d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)	— (d)	— (d)
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (c)(e)	18	18
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)	978	916
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)	196	198
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)	403	408
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)	575	496
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)	19	18
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)	21	20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)	102	98
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)	152	142
Freddie Mac Pool #760014 4.634% 8/1/2045 (c)(e)	188	187
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)	38	35
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)	56	52
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)	37	34
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)	35	33
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)	30	28
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)	21	19
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)	17	16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)	16	15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)	11	10
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)	10	9
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)	649	616
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)	34	32
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)	29	27
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)	20	19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)	12	11

281	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	USD62	$59
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	4,872	4,625
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)	154	150
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)	71	70
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)	48	47
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)	15	15
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)	121	112
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)	36	33
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)	276	255
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)	144	133
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	21	19
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)	1,293	1,038
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	27	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)	1,099	888
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)	1,646	1,394
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	30	24
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)	690	577
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	49	40
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (c)	3,898	3,147
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,907	1,543
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	871	697
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	122	108
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)	2,775	2,219
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)	7,615	6,509
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)	376	303
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	391	335
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	99	83
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)	248	211
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	117	104
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (c)	200	181
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)	4,334	3,467
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)	857	686
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)	289	232
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)	7,054	6,457
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	138	127
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)	28	22
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)	306	287
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (c)(e)	376	344
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	7,205	6,303
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)	371	337
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	254	222
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (c)	69	63
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	618	520
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)	47	41
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)	130	122
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	174	168
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)	42	42
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)	35	35
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (c)	143	129
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	763	738
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	173	167
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	112	109
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)	8,387	8,310
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	70	68
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)	890	869
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)	692	666
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,727	1,746
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)	3,274	3,403
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)	648	566

American Funds Insurance Series	282

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	USD719	$725
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)	644	663
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)	341	351
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	76	73
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	632	638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	395	398
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)	1,192	1,227
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)	179	188
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,204	1,217
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)	10,904	11,175
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)	2,814	2,894
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	1,594	1,640
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)	625	642
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)	299	308
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)	204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)	181	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	1,503	1,567
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,351	1,409
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,297	1,365
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,222	1,287
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	887	935
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	681	716
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	492	512
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	380	404
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	522	528
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)	11,483	11,783
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)	14,670	15,071
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	604	610
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)	29,804	30,726
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)	1,645	1,691
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	57	59
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	3,773	3,883
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)	659	634
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)	2,657	2,682
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	7,340	7,661
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	24	25
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)	1,619	1,633
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	43	45
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	760	766
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)	3,309	3,414
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)	137	141
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)	3,905	4,086
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	398	401
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	464	470
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	80	81
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	454	469
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)	442	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	52	53
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)	1,756	1,830
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)	822	860
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)	9,963	10,350
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)	2,088	2,188
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)	762	794
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	547	573
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	5,835	5,981
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	2,338	2,407
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	183	188
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	4,410	4,589

283	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	USD3,659	$3,706
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	777	782
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	2,445	2,503
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,094	1,121
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	121	125
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	58	60
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	42	43
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	3,011	3,127
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)	668	672
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	417	429
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	209	215
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	204	211
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	202	210
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	116	119
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)	3,696	3,865
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)	1,025	1,066
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	336	338
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (c)	557	506
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2	2
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (c)	829	753
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)	3,098	3,201
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	1,232	1,274
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	880	908
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	386	395
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	5	5
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)	3,705	3,872
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)	182	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	112	114
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	310	328
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)	522	474
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (c)	170	154
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)	1,024	1,048
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)	190	201
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)	3,875	3,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	3,153	2,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)	687	603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)	275	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,241	3,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)	2,836	2,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)	739	635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)	1,024	927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(e)	300	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)	3,271	2,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	362	347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)	573	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,369	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)	306	275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,185	1,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)	12,129	11,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)	3,049	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)	876	810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)	435	395
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	2,953	2,840
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(f)	481	432
Government National Mortgage Assn. 5.00% 7/1/2056 (c)(f)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)	51	54
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)	10	10
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)	105	112
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)	24	25

American Funds Insurance Series	284

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	USD109	$111
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)	57	61
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)	1,521	1,569
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)	566	572
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)	367	358
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)	13	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	704	578
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	956	785
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	2,879	2,365
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	1,384	1,137
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	4,137	3,509
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)	1,782	1,525
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	565	481
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)	3,237	2,745
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)	74	64
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)	2,706	2,315
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)	1,398	1,198
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)	850	727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	676	577
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	214	190
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	174	143
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)	788	674
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	167	149
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	345	283
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	1,910	1,744
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	591	536
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	3,641	3,294
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	275	260
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)	384	361
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	47	46
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	3,886	3,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	2,520	2,434
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	1,072	1,034
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	4,191	3,917
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	407	409
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	812	817
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	221	223
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	66	66
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	407	307
Uniform Mortgage-Backed Security 5.00% 7/1/2041 (c)(f)	780	783
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (c)(f)	621	566
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (c)(f)	495	451
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (c)(f)	920	893
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(f)	5,557	4,644
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(f)	4,191	3,655
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(f)	1,943	1,816
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(f)	11,559	11,075
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(f)	584	574
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)	36,675	37,941
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (c)(f)	2,546	2,219
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(f)	1,106	1,085
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(f)	310	311
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(f)	21,027	21,428
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (c)(f)	371	390
		621,537

285	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (c)(e)(g)		USD897	$859
Total mortgage-backed obligations			622,396
Federal agency bonds & notes 2.55%
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,378
Federal Home Loan Bank 5.50% 7/15/2036		300	324
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,190
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,830
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,967
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,503
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,800
Tennessee Valley Authority 5.88% 4/1/2036		875	963
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		624	596
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		384	385
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,097
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,003
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,965
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,702
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,028
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,524
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	304
			47,949
Total bonds, notes & other debt instruments (cost: $1,615,318,000)			1,573,556
Short-term securities 19.74%	Weighted average yield at acquisition
Commercial paper 13.04%
Apple, Inc. 7/6/2026 (g)	3.620%	10,000	9,994
Apple, Inc. 7/27/2026 (g)	3.630	10,000	9,973
Apple, Inc. 8/3/2026 (g)	3.630	10,000	9,965
CHARTA, LLC 10/6/2026 (g)	3.850	17,705	17,517
Cisco Systems, Inc. 7/15/2026 (g)	3.750	20,000	19,970
Eli Lilly and Co. 8/5/2026 (g)	3.760	25,300	25,207
Exxon Asset Management Co. 7/7/2026	3.690	20,000	19,986
Johnson & Johnson 8/12/2026 (g)	3.660	20,700	20,609
Komatsu Finance America, Inc. 9/2/2026 (g)	3.800	10,000	9,934
LMA-Americas, LLC 7/1/2026 (g)	3.630	5,450	5,449
Old Line Funding, LLC 7/7/2026 (g)	3.740	4,500	4,497
Paccar Financial Corp. 7/1/2026	3.700	8,600	8,599
Paccar Financial Corp. 7/10/2026	3.690	10,500	10,489
Paccar Financial Corp. 7/13/2026	3.700	11,500	11,485
PepsiCo, Inc. 7/8/2026 (g)	3.620	8,800	8,793
Prudential Funding, LLC 7/13/2026	3.670	18,000	17,976
Wal-Mart Stores, Inc. 7/20/2026 (g)	3.660	20,000	19,959
Wal-Mart Stores, Inc. 7/24/2026 (g)	3.639	15,000	14,963
			245,365

American Funds Insurance Series	286

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.70%
Federal Farm Credit Banks 7/20/2026	3.590%	USD16,350	$16,320
Federal Farm Credit Banks 8/24/2026	3.640	15,200	15,117
Federal Home Loan Bank 7/1/2026	3.430	16,800	16,800
Federal Home Loan Bank 7/17/2026	3.600	15,000	14,977
Federal Home Loan Bank 7/24/2026	3.632	5,350	5,338
Federal Home Loan Bank 8/10/2026	3.556	10,000	9,959
Federal Home Loan Bank 8/19/2026	3.611	13,000	12,935
Federal Home Loan Bank 9/9/2026	3.630	15,000	14,893
Federal Home Loan Bank 11/12/2026	3.630	20,000	19,722
Total short-term securities (cost: $371,456,000)			371,426
Options purchased (equity style) 0.10%
Options purchased (equity style)*			1,870
Total options purchased (equity style) (cost: $1,228,000)			1,870
Total investment securities 103.49% (cost: $1,988,002,000)			1,946,852
Total options written (equity style)† (0.14)% (premium received: $1,611,000)			(2,614)
Other assets less liabilities (3.49)%			(63,051)
Net assets 100.00%			$1,881,187
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	709	12/11/2026	USD97.00	USD177,250	$1,870
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	238	12/11/2026	USD96.06	USD(59,500)	$(147)
3 Month SOFR Futures Option	1,420	12/11/2026	96.63	(355,000)	(2,467)
					$(2,614)

287	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	26	9/16/2026	USD6,259	$(32)
3 Month SOFR Futures	Long	555	12/16/2026	133,318	(358)
3 Month SOFR Futures	Long	1,544	3/17/2027	370,405	(1,125)
2 Year U.S. Treasury Note Futures	Long	4,366	10/5/2026	899,976	(685)
5 Year U.S. Treasury Note Futures	Long	2,852	10/5/2026	305,298	798
10 Year Ultra U.S. Treasury Note Futures	Long	524	9/30/2026	58,934	633
10 Year U.S. Treasury Note Futures	Short	27	9/30/2026	(2,967)	(14)
20 Year U.S. Treasury Bond Futures	Long	180	9/30/2026	20,430	545
30 Year Ultra U.S. Treasury Bond Futures	Long	118	9/30/2026	13,706	319
					$81
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	$(17)	$—	$(17)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(28)	—	(28)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(30)	—	(30)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD7,893	(68)	—	(68)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD8,416	(72)	—	(72)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	USD8,275	(76)	—	(76)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD8,200	(76)	—	(76)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD16,400	(152)	—	(152)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(73)	—	(73)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(16)	—	(16)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(31)	—	(31)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	USD55,910	552	—	552
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	110	—	110
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD3,983	(9)	—	(9)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	USD20,792	(96)	—	(96)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	USD4,173	(23)	—	(23)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	USD2,700	(13)	—	(13)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	USD1,210	(6)	—	(6)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	USD9,700	(49)	—	(49)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	USD1,200	(6)	—	(6)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	USD9,700	(45)	—	(45)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	USD9,700	(33)	—	(33)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	USD4,800	(10)	—	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD4,567	(3)	—	(3)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	USD6,048	2	—	2
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD4,838	— (d)	—	— (d)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	USD4,838	— (d)	—	— (d)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(111)	—	(111)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(100)	—	(100)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(119)	—	(119)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	63	—	63

American Funds Insurance Series	288

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	$61	$—	$61
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	51	—	51
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,625	—	5,625
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(66)	—	(66)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(58)	—	(58)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(50)	—	(50)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(51)	—	(51)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(51)	—	(51)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(71)	—	(71)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(55)	—	(55)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(59)	—	(59)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(66)	—	(66)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(61)	—	(61)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(68)	—	(68)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(575)	—	(575)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,978	—	1,978
SOFR	Annual	3.91177%	Annual	11/30/2030	USD15,531	(8)	—	(8)
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD12,500	73	—	73
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD8,337	52	—	52
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	USD4,173	24	—	24
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,104	(125)	—	(125)
3.403%	Annual	SOFR	Annual	6/17/2031	USD7,249	(159)	—	(159)
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	USD11,268	5	—	5
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	USD14,092	16	—	16
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	348	—	348
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	292	—	292
SOFR	Annual	3.703%	Annual	4/14/2033	USD19,140	244	—	244
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(5)	—	(5)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(12)	—	(12)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	100	—	100
SOFR	Annual	3.8045%	Annual	2/9/2036	USD5,450	81	—	81
SOFR	Annual	3.846%	Annual	2/9/2036	USD5,500	63	—	63
SOFR	Annual	3.817%	Annual	2/10/2036	USD8,170	113	—	113
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,802	146	—	146
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,085	—	1,085
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,358)	—	(1,358)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(413)	—	(413)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(388)	—	(388)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	288	—	288
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	635	—	635
4.17859%	Annual	SOFR	Annual	11/15/2052	USD3,720	(13)	—	(13)
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	116	—	116
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	111	—	111
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,401	265	—	265
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	263	—	263
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	157	—	157
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	148	—	148
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	140	—	140
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	142	—	142
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	161	—	161
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	294	—	294

289	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	$161	$—	$161
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	139	—	139
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	488	—	488
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	469	—	469
4.275%	Annual	SOFR	Annual	6/9/2056	USD4,120	77	—	77
4.07464%	Annual	SOFR	Annual	6/17/2056	USD1,708	(26)	—	(26)
						$10,451	$—	$10,451

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $18,199,000, which represented 0.97% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Amount less than one thousand.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,689,000, which represented 9.45% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	290

Managed Risk Growth Fund
Investment portfolio June 30, 2026unaudited

Growth funds 85.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,027,461	$418,546
Total growth funds (cost: $315,443,000)		418,546
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	6,057,105	57,543
Total fixed income funds (cost: $57,800,000)		57,543
Short-term securities 2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	13,244,222	13,244
Total short-term securities (cost: $13,244,000)		13,244
Options purchased (equity style) 0.34%
Options purchased (equity style)*		1,668
Total options purchased (cost: $4,338,000)		1,668
Total investment securities 99.80% (cost: $390,825,000)		491,001
Other assets less liabilities 0.20%		973
Net assets 100.00%		$491,974
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	405	USD303,724	USD4,750.00	9/18/2026	$210
S&P 500 Index	30	22,498	4,775.00	9/18/2026	16
S&P 500 Index	10	7,499	4,800.00	9/18/2026	6
S&P 500 Index	25	18,748	4,875.00	9/18/2026	15
S&P 500 Index	30	22,498	4,850.00	12/18/2026	61
S&P 500 Index	25	18,748	4,900.00	12/18/2026	53
S&P 500 Index	20	14,999	5,000.00	12/18/2026	46
S&P 500 Index	50	37,497	5,100.00	12/18/2026	126
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
S&P 500 Index	10	7,499	5,400.00	12/18/2026	32
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$1,668

291	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	51	9/18/2026	USD19,248	$219
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.07%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$44,752	$48,234	$21,700	$(29,350)	$418,546	$407	$35,433
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	21,593	14,589	25	(173)	57,543	384	—
Total 96.77%				$21,725	$(29,523)	$476,089	$791	$35,433

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	292

Managed Risk EUPAC Fund (formerly Managed Risk International Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 84.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,048,325	$94,690
Total growth funds (cost: $69,084,000)		94,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,387,405	13,180
Total fixed income funds (cost: $13,218,000)		13,180
Short-term securities 2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	3,218,107	3,218
Total short-term securities (cost: $3,218,000)		3,218
Options purchased (equity style) 0.39%
Options purchased (equity style)*		438
Total options purchased (cost: $777,000)		438
Total investment securities 99.96% (cost: $86,297,000)		111,526
Other assets less liabilities 0.04%		42
Net assets 100.00%		$111,568
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
iShares MSCI EAFE ETF	675	USD7,012	USD70.00	9/18/2026	$26
iShares MSCI EAFE ETF	8,975	93,232	75.00	9/18/2026	198
iShares MSCI EAFE ETF	75	779	81.00	9/18/2026	3
iShares MSCI EAFE ETF	1,200	12,466	80.00	12/18/2026	184
iShares MSCI EAFE ETF	250	2,597	85.00	12/18/2026	27
					$438
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
MSCI EAFE Index Futures	Long	23	9/18/2026	USD3,617	$12

293	American Funds Insurance Series

Managed Risk EUPAC Fund (continued) (formerly Managed Risk International Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.87%
American Funds Insurance Series – International Fund, Class 1	$96,391	$9,852	$16,338	$6,580	$(1,795)	$94,690	$2,092	$6,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,335	5,498	3,629	(30)	6	13,180	87	—
Total 96.69%				$6,550	$(1,789)	$107,870	$2,179	$6,690

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	294

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 85.04%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,520,113	$258,458
Total growth-and-income funds (cost: $203,867,000)		258,458
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,662,923	35,970
Total fixed income funds (cost: $36,326,000)		35,970
Short-term securities 2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	8,262,581	8,263
Total short-term securities (cost: $8,263,000)		8,263
Options purchased (equity style) 0.25%
Options purchased (equity style)*		760
Total options purchased (cost: $2,738,000)		760
Total investment securities 99.85% (cost: $251,194,000)		303,451
Other assets less liabilities 0.15%		461
Net assets 100.00%		$303,912
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	420	USD314,973	USD4,750.00	9/18/2026	$218
S&P 500 Index	10	7,499	4,775.00	9/18/2026	5
S&P 500 Index	10	7,499	4,875.00	9/18/2026	6
S&P 500 Index	10	7,499	5,000.00	12/18/2026	23
S&P 500 Index	20	14,999	5,100.00	12/18/2026	50
S&P 500 Index	10	7,499	5,125.00	12/18/2026	27
S&P 500 Index	10	7,499	5,175.00	12/18/2026	27
S&P 500 Index	135	101,241	5,225.00	12/18/2026	371
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$760
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	26	9/18/2026	USD9,813	$116

295	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.04%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$24,728	$30,045	$10,252	$(14,556)	$258,458	$880	$22,249
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	11,072	6,403	94	(344)	35,970	238	—
Total 96.88%				$10,346	$(14,900)	$294,428	$1,118	$22,249

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	296

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 80.03%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	23,923,852	$1,670,363
Total growth-and-income funds (cost: $1,360,038,000)		1,670,363
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	36,551,353	347,238
Total fixed income funds (cost: $348,901,000)		347,238
Short-term securities 2.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	53,310,831	53,311
Total short-term securities (cost: $53,311,000)		53,311
Options purchased (equity style) 0.44%
Options purchased (equity style)*		9,165
Total options purchased (cost: $30,973,000)		9,165
Total investment securities 99.66% (cost: $1,793,223,000)		2,080,077
Other assets less liabilities 0.34%		7,118
Net assets 100.00%		$2,087,195
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	4,230	USD3,172,229	USD4,750.00	9/18/2026	$2,200
S&P 500 Index	75	56,245	4,775.00	9/18/2026	40
S&P 500 Index	30	22,498	4,800.00	9/18/2026	18
S&P 500 Index	80	59,995	4,850.00	9/18/2026	47
S&P 500 Index	145	108,741	4,875.00	9/18/2026	85
S&P 500 Index	30	22,498	4,825.00	12/18/2026	59
S&P 500 Index	180	134,988	4,850.00	12/18/2026	365
S&P 500 Index	95	71,244	4,875.00	12/18/2026	198
S&P 500 Index	85	63,745	4,900.00	12/18/2026	180
S&P 500 Index	90	67,494	5,000.00	12/18/2026	206
S&P 500 Index	270	202,483	5,100.00	12/18/2026	680
S&P 500 Index	160	119,990	5,125.00	12/18/2026	430
S&P 500 Index	90	67,494	5,175.00	12/18/2026	244
S&P 500 Index	1,540	1,154,901	5,225.00	12/18/2026	4,233
S&P 500 Index	55	41,246	5,450.00	12/18/2026	180
					$9,165

297	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	278	9/18/2026	USD104,921	$1,180
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$166,124	$215,592	$60,619	$(7,519)	$1,670,363	$6,237	$112,689
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	101,201	66,871	942	(1,665)	347,238	2,384	—
Total 96.67%				$61,561	$(9,184)	$2,017,601	$8,621	$112,689

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	298

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Asset allocation funds 97.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	52,969,022	$1,410,035
Total asset allocation funds (cost: $1,250,630,000)		1,410,035
Short-term securities 2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	41,930,444	41,930
Total short-term securities (cost: $41,930,000)		41,930
Options purchased (equity style) 0.09%
Options purchased (equity style)*		1,341
Total options purchased (cost: $2,936,000)		1,341
Total investment securities 99.99% (cost: $1,295,496,000)		1,453,306
Other assets less liabilities 0.01%		166
Net assets 100.00%		$1,453,472
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	205	USD153,737	USD4,750.00	9/18/2026	$107
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	25	18,748	5,000.00	12/18/2026	57
S&P 500 Index	40	29,997	5,100.00	12/18/2026	101
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
					$1,341
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	39	9/18/2026	USD14,719	$174

299	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 97.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$186,551	$143,252	$29,533	$(67,580)	$1,410,035	$5,709	$143,023

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements unaudited
Statements of assets and liabilities at June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,492,399	$2,497,662	$56,008,328	$7,293,373	$4,380,183
Affiliated issuers	222,227	60,619	1,241,009	269,540	131,606
Cash	1,556	2,396	1,196	156	354
Cash collateral pledged for futures contracts	—	—	—	—	134
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	462	9,058	801	4,085	1,505
Unrealized appreciation on open forward currency contracts	—	—	—	—	75
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	22,295	7,860	155,000	42,118	12,380
Sales of fund’s shares	2,480	475	18,998	4,247	3,327
Dividends and interest	14,948	3,436	21,466	17,140	10,369
Variation margin on futures contracts	—	—	—	—	3
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	— [4]	33	38	5	13
Other	145	82	60	324	108
	10,756,512	2,581,621	57,446,896	7,630,988	4,540,057
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	101
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	14,889	8,410	100,772	19,504	13,463
Repurchases of fund’s shares	28,017	7,092	93,249	14,883	9,644
Investment advisory services	3,145	1,224	13,875	2,605	1,826
Insurance administrative fees	932	280	5,037	413	693
Services provided by related parties	1,396	534	7,390	1,084	541
Trustees’ deferred compensation	127	61	707	174	58
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	1,012	188	831	2,163	8,498
Other	1,125	4,270	235	771	189
	50,643	22,059	222,096	41,597	35,017
Commitments and contingencies[3]
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,526,144	$1,481,424	$22,108,453	$4,260,647	$2,352,874
Total distributable earnings (accumulated loss)	5,179,725	1,078,138	35,116,347	3,328,744	2,152,166
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Investment securities on loan, at value	$34,316	$26,272	$322,896	$44,873	$6,403
Investment securities, at cost
Unaffiliated issuers	6,283,983	2,005,766	23,695,432	5,437,307	2,502,188
Affiliated issuers	222,232	60,619	1,241,013	269,550	131,606
Cash denominated in currencies other than U.S. dollars, at cost	463	9,058	801	4,084	1,504
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

301	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$12,000,247	$105,979	$2,136,359	$44,644,293	$429,334
Affiliated issuers	325,597	2,513	73,252	1,371,027	19,483
Cash	3,834	85	328	46	150
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	— [4]	430	3,117	151
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	32,710	2,024	3,474	143,504	4,018
Sales of fund’s shares	4,804	160	55	11,543	749
Dividends and interest	14,690	72	4,043	32,255	1,177
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	6	— [4]	—	7	1
Other	—	—	157	255	56
	12,381,892	110,833	2,218,098	46,206,047	455,119
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	6,871	235	5,945	173,250	671
Repurchases of fund’s shares	9,645	1	4,679	69,651	402
Investment advisory services	2,248	40	678	9,218	178
Insurance administrative fees	1,566	11	254	2,259	145
Services provided by related parties	1,457	7	373	4,879	95
Trustees’ deferred compensation	158	— [4]	33	688	12
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	124	—	436	1,807	185
Other	4	— [4]	28	98	12
	22,073	294	12,426	261,850	1,700
Commitments and contingencies[3]
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,959,746	$94,282	$1,038,660	$20,586,498	$283,067
Total distributable earnings (accumulated loss)	5,400,073	16,257	1,167,012	25,357,699	170,352
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Investment securities on loan, at value	$372	$1,452	$3,908	$21,780	$82
Investment securities, at cost
Unaffiliated issuers	7,054,567	90,462	1,162,341	22,779,907	273,092
Affiliated issuers	325,580	2,513	73,253	1,371,017	19,483
Cash denominated in currencies other than U.S. dollars, at cost	4	— [4]	430	3,117	151
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	302

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,661,225	$26,330,956	$433,639	$10,816,391	$1,022,490
Affiliated issuers	126,838	2,562,623	39,438	487,263	143,126
Cash	270	13,291	228	2,031	1,558
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	666	5	168	226	144
Unrealized appreciation on open forward currency contracts	14	—	606	528	3,026
Bilateral swaps, at value	4	—	—	586	—
Unrealized appreciation on unfunded commitments[3]	—	4	—	—	—
Receivables for:
Sales of investments	28,506	527,993	3,680	870,894	31,922
Sales of fund’s shares	5,530	8,876	523	30,298	3,234
Dividends and interest	5,864	93,502	2,385	89,390	13,205
Variation margin on futures contracts	4	1,003	35	78	196
Variation margin on centrally cleared swap contracts	18	818	77	1,951	756
Securities lending income	1	25	—	—	—
Other	84	907	13	—	—
	1,829,024	29,540,003	480,792	12,299,636	1,219,657
Liabilities:
Unrealized depreciation on open forward currency contracts	5	—	191	223	5,197
Bilateral swaps, at value	—	—	89	9,985	2,627
TBA sale commitments, at value	—	—	—	194,533	—
Unrealized depreciation on unfunded commitments[3]	—	11	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	56,157	1,164,017	8,504	879,190	66,182
Repurchases of fund’s shares	938	21,913	71	6,913	707
Investment advisory services	314	6,082	165	1,754	402
Insurance administrative fees	519	4,580	136	1,112	72
Services provided by related parties	215	3,110	86	1,114	197
Trustees’ deferred compensation	17	424	6	174	29
Variation margin on futures contracts	209	4,432	100	6,106	870
Variation margin on centrally cleared swap contracts	1	47	46	281	407
Non-U.S. taxes	112	636	39	—	—
Other	152	30	94	287	136
	58,639	1,205,282	9,527	1,101,672	76,826
Commitments and contingencies[3]
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,223,370	$18,261,234	$363,215	$12,727,187	$1,392,499
Total distributable earnings (accumulated loss)	547,015	10,073,487	108,050	(1,529,223)	(249,668)
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Investment securities on loan, at value	$—	$72,410	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,182,051	17,899,849	340,658	10,964,116	1,064,107
Affiliated issuers	130,129	2,558,059	39,215	487,266	141,703
Cash denominated in currencies other than U.S. dollars, at cost	666	5	168	223	144
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	193,891	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

303	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$827,351	$114,358	$298,701	$1,946,852	$14,912
Affiliated issuers	55,268	—	—	—	476,089
Cash	1,890	102	73	2,626	—
Cash collateral pledged for futures contracts	189	913	—	—	1,278
Cash collateral pledged for swap contracts	1,482	—	—	—	—
Cash denominated in currencies other than U.S. dollars	32	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	3	—	—	—	—
Receivables for:
Sales of investments	787	6,871	—	61,794	1,395
Sales of fund’s shares	1,802	367	20	15,061	40
Dividends and interest	13,587	366	—	11,188	61
Variation margin on futures contracts	6	—	—	11	122
Variation margin on centrally cleared swap contracts	23	17	—	647	—
Securities lending income	—	—	—	—	—
Other	2	—	—	—	—
	902,422	122,994	298,794	2,038,179	493,897
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	5	—	—	—	—
Options written, at value	—	—	—	2,615	—
Payables for:
Purchases of investments	7,240	16,741	—	150,548	—
Repurchases of fund’s shares	92	57	1,627	830	1,478
Investment advisory services	237	19	64	313	40
Insurance administrative fees	171	41	36	354	302
Services provided by related parties	186	23	62	311	96
Trustees’ deferred compensation	28	3	10	43	7
Variation margin on futures contracts	21	118	—	1,609	—
Variation margin on centrally cleared swap contracts	4	— [4]	—	368	—
Non-U.S. taxes	—	—	—	—	—
Other	2	— [4]	—	1	—
	7,986	17,002	1,799	156,992	1,923
Commitments and contingencies[3]
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,183,737	$117,887	$292,153	$2,153,140	$386,780
Total distributable earnings (accumulated loss)	(289,301)	(11,895)	4,842	(271,953)	105,194
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	823,932	115,013	298,723	1,988,002	17,582
Affiliated issuers	55,267	—	—	—	373,243
Cash denominated in currencies other than U.S. dollars, at cost	34	—	—	—	—
Premiums received on options written	—	—	—	1,611	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	304

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,656	$9,023	$62,476	$43,271
Affiliated issuers	107,870	294,428	2,017,601	1,410,035
Cash	—	—	—	—
Cash collateral pledged for futures contracts	130	652	7,744	1,278
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—
Receivables for:
Sales of investments	355	448	2,387	1,969
Sales of fund’s shares	21	61	25	8
Dividends and interest	14	38	249	188
Variation margin on futures contracts	12	62	725	116
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	112,058	304,712	2,091,207	1,456,865
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
TBA sale commitments, at value	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	387	522	2,486	2,038
Investment advisory services	9	25	171	119
Insurance administrative fees	69	188	1,328	906
Services provided by related parties	23	60	—	295
Trustees’ deferred compensation	2	5	27	35
Variation margin on futures contracts	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	490	800	4,012	3,393
Commitments and contingencies[3]
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Net assets consist of:
Capital paid in on shares of beneficial interest	$113,190	$246,295	$1,691,383	$1,164,559
Total distributable earnings (accumulated loss)	(1,622)	57,617	395,812	288,913
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	3,995	11,001	84,284	44,866
Affiliated issuers	82,302	240,193	1,708,939	1,250,630
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

305	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,882,013	$193,384	$26,420,294	$3,169,447	$2,304,649
	Shares outstanding	116,554	9,553	191,099	135,507	65,430
	Net asset value per share	$41.89	$20.24	$138.25	$23.39	$35.22
Class 1A:	Net assets	$105,250	$7,353	$537,970	$21,040	$48,600
	Shares outstanding	2,539	371	3,952	906	1,391
	Net asset value per share	$41.46	$19.84	$136.12	$23.22	$34.93
Class 2:	Net assets	$4,188,417	$1,885,299	$21,860,402	$3,704,877	$1,027,797
	Shares outstanding	102,096	100,624	161,074	159,464	29,641
	Net asset value per share	$41.02	$18.74	$135.72	$23.23	$34.68
Class 3:	Net assets			$289,168	$18,160
	Shares outstanding	Not applicable	Not applicable	2,068	774	Not applicable
	Net asset value per share			$139.82	$23.46
Class 4:	Net assets	$1,530,189	$473,526	$8,116,966	$675,867	$1,123,994
	Shares outstanding	37,977	25,404	62,018	29,686	32,795
	Net asset value per share	$40.29	$18.64	$130.88	$22.77	$34.27

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,508,613	$89,764	$632,337	$27,023,112	$33,932
	Shares outstanding	365,624	7,037	32,559	387,072	2,252
	Net asset value per share	$17.80	$12.76	$19.42	$69.81	$15.07
Class 1A:	Net assets	$41,386	$13	$13,007	$204,503	$8,620
	Shares outstanding	2,340	1	676	2,962	590
	Net asset value per share	$17.68	$12.76	$19.25	$69.05	$14.61
Class 2:	Net assets	$3,202,272	$13	$1,143,446	$14,874,938	$176,611
	Shares outstanding	184,405	1	59,143	218,257	12,083
	Net asset value per share	$17.37	$12.76	$19.33	$68.15	$14.62
Class 3:	Net assets				$164,689
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,354	Not applicable
	Net asset value per share				$69.98
Class 4:	Net assets	$2,607,548	$20,749	$416,882	$3,676,955	$234,256
	Shares outstanding	152,581	1,630	22,283	55,367	16,330
	Net asset value per share	$17.09	$12.73	$18.71	$66.41	$14.34

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	306

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$890,179	$16,215,508	$97,595	$6,729,230	$297,922
	Shares outstanding	59,477	609,244	6,789	708,217	29,713
	Net asset value per share	$14.97	$26.62	$14.38	$9.50	$10.03
Class 1A:	Net assets	$16,471	$62,576	$4,628	$336,781	$33,082
	Shares outstanding	1,102	2,372	325	35,758	3,334
	Net asset value per share	$14.95	$26.38	$14.25	$9.42	$9.92
Class 2:	Net assets	$24,802	$4,443,276	$147,687	$2,614,799	$727,820
	Shares outstanding	1,659	170,284	10,344	280,026	73,505
	Net asset value per share	$14.95	$26.09	$14.28	$9.34	$9.90
Class 3:	Net assets		$36,915
	Shares outstanding	Not applicable	1,386	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.64
Class 4:	Net assets	$838,933	$7,576,446	$221,355	$1,517,154	$84,007
	Shares outstanding	56,207	293,997	15,842	163,722	8,642
	Net asset value per share	$14.93	$25.77	$13.97	$9.27	$9.72

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$75,098	$1,450	$38,071	$268,279
	Shares outstanding	7,986	154	3,341	27,323	Not applicable
	Net asset value per share	$9.40	$9.40	$11.39	$9.82
Class 1A:	Net assets	$12,756	$3,252	$12	$313,620
	Shares outstanding	1,367	352	1	32,162	Not applicable
	Net asset value per share	$9.33	$9.25	$11.44	$9.75
Class 2:	Net assets	$517,184	$39,384	$204,177	$1,024,462
	Shares outstanding	56,601	4,244	18,598	105,929	Not applicable
	Net asset value per share	$9.14	$9.28	$10.98	$9.67
Class 3:	Net assets	$7,617		$3,553	$4,651
	Shares outstanding	805	Not applicable	319	472	Not applicable
	Net asset value per share	$9.46		$11.14	$9.85
Class 4:	Net assets	$281,781	$61,906	$51,182	$270,175
	Shares outstanding	27,231	6,777	4,632	28,017	Not applicable
	Net asset value per share	$10.35	$9.13	$11.05	$9.64
Class P1:	Net assets					$13,766
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	987
	Net asset value per share					$13.95
Class P2:	Net assets					$478,208
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,690
	Net asset value per share					$13.79

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

307	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,070	$2,979	$1,836,954	$13,206
	Shares outstanding	201	225	133,748	1,005
	Net asset value per share	$10.32	$13.23	$13.73	$13.15
Class P2:	Net assets	$109,498	$300,933	$250,240	$1,440,266
	Shares outstanding	10,652	22,923	18,392	113,875
	Net asset value per share	$10.28	$13.13	$13.61	$12.65
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	308

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$75,977	$20,492	$146,125	$83,530	$38,144
Affiliated issuers	4,426	2,505	32,011	4,562	2,004
	80,403	22,997	178,136	88,092	40,148
Interest from unaffiliated issuers	81	182	495	42	3,755
Securities lending income (net of fees)	36	468	191	138	33
	80,520	23,647	178,822	88,272	43,936
Fees and expenses[3]:
Investment advisory services	22,785	9,003	80,738	17,971	12,213
Distribution services	6,461	2,762	35,472	5,247	2,511
Insurance administrative services	1,769	543	9,745	799	1,342
Transfer agent services	1	— [4]	6	1	— [4]
Administrative services	1,439	417	8,067	1,128	635
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	45	48	197	58	27
Registration statement and prospectus	71	25	425	59	32
Trustees’ compensation	27	7	156	21	12
Auditing and legal	31	62	64	34	69
Custodian	478	133	415	525	730
Other	5	20	50	5	29
Total fees and expenses before waivers and/or reimbursements	33,112	13,020	135,335	25,848	17,600
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,969	696	1	757	1,556
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,969	696	1	757	1,556
Total fees and expenses after waivers and/or reimbursements	28,143	12,324	135,334	25,091	16,044
Net investment income	52,377	11,323	43,488	63,181	27,892
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	1,002,681	629,855	2,854,051	1,564,728	282,005
Affiliated issuers	(33)	6	20	(6)	9
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(36)
Forward currency contracts	—	—	—	—	(134)
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(1,793)	(890)	(21)	(4,191)	213
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,000,855	628,971	2,854,050	1,560,531	282,057
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	926,034	(218,142)	809,034	(565,241)	344,938
Affiliated issuers	(43)	(8)	(258)	(29)	(9)
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	(15)
Forward currency contracts	—	—	—	—	(28)
Swap contracts	—	—	—	—	—
Currency translations	(332)	(788)	(191)	(1,645)	(928)
	925,659	(218,938)	808,585	(566,915)	343,958
Net realized gain (loss) and unrealized appreciation (depreciation)	1,926,514	410,033	3,662,635	993,616	626,015
Net increase (decrease) in net assets resulting from operations	$1,978,891	$421,356	$3,706,123	$1,056,797	$653,907

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

309	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$107,548	$602	$20,627	$268,920	$7,046
Affiliated issuers	6,864	63	884	20,267	262
	114,412	665	21,511	289,187	7,308
Interest from unaffiliated issuers	4	2	149	30	26
Securities lending income (net of fees)	25	4	16	86	2
	114,441	671	21,676	289,303	7,336
Fees and expenses[3]:
Investment advisory services	22,314	231	5,025	53,978	1,047
Distribution services	6,915	20	1,858	22,208	490
Insurance administrative services	3,079	22	494	4,340	282
Transfer agent services	1	—	— [4]	5	— [4]
Administrative services	1,790	16	317	6,550	66
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	43	7	20	155	11
Registration statement and prospectus	96	13	17	349	3
Trustees’ compensation	34	— [4]	6	126	1
Auditing and legal	28	10	26	67	21
Custodian	102	— [4]	102	271	44
Other	9	— [4]	2	23	1
Total fees and expenses before waivers and/or reimbursements	34,411	319	7,867	88,072	1,966
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,949	—	1,058	—	—
Miscellaneous fee reimbursement	—	— [4]	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,949	— [4]	1,058	—	—
Total fees and expenses after waivers and/or reimbursements	25,462	319	6,809	88,072	1,966
Net investment income	88,979	352	14,867	201,231	5,370
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	387,917	1,330	193,609	3,231,715	17,495
Affiliated issuers	(41)	— [4]	1	70,741	(2)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(2)	— [4]	170	2,594	(57)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	387,874	1,330	193,780	3,305,050	17,436
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	384,352	11,857	94,305	1,133,330	26,789
Affiliated issuers	(41)	— [4]	(5)	(58,596)	— [4]
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency translations	(1)	—	(61)	(29)	6
	384,310	11,857	94,239	1,074,705	26,795
Net realized gain (loss) and unrealized appreciation (depreciation)	772,184	13,187	288,019	4,379,755	44,231
Net increase (decrease) in net assets resulting from operations	$861,163	$13,539	$302,886	$4,580,986	$49,601

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	310

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$22,166	$95,012	$3,545	$4	$14
Affiliated issuers	2,332	42,768	660	6,709	2,119
	24,498	137,780	4,205	6,713	2,133
Interest from unaffiliated issuers	5,981	189,138	2,894	254,514	29,129
Securities lending income (net of fees)	18	371	2	—	—
	30,497	327,289	7,101	261,227	31,262
Fees and expenses[3]:
Investment advisory services	3,045	36,299	1,021	19,563	2,868
Distribution services	1,040	14,580	446	5,101	1,018
Insurance administrative services	1,030	9,178	267	2,207	142
Transfer agent services	— [4]	3	— [4]	1	— [4]
Administrative services	256	4,127	69	1,667	200
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	14	104	10	54	18
Registration statement and prospectus	21	224	4	92	13
Trustees’ compensation	5	79	1	32	4
Auditing and legal	43	42	21	18	20
Custodian	62	103	51	73	143
Other	1	15	— [4]	6	2
Total fees and expenses before waivers and/or reimbursements	5,517	64,754	1,890	28,814	4,428
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,138	—	46	8,522	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,138	—	46	8,522	—
Total fees and expenses after waivers and/or reimbursements	4,379	64,754	1,844	20,292	4,428
Net investment income	26,118	262,535	5,257	240,935	26,834
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	52,307	1,484,104	10,396	(59,420)	(17,729)
Affiliated issuers	1	(35,989)	(2)	69	10
Options purchased (futures style)	—	—	(37)	—	(278)
Options written	—	—	7	—	52
Futures contracts	(2,419)	(49,271)	(958)	(80,796)	(9,139)
Forward currency contracts	(17)	—	909	3,469	(2,972)
Swap contracts	96	12,431	9	5,505	(3,147)
In-kind redemptions	—	—	—	—	—
Currency transactions	(80)	708	139	(29)	536
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	49,888	1,411,983	10,463	(131,202)	(32,667)
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	53,227	481,166	9,842	(77,480)	(7,739)
Affiliated issuers	(558)	22,367	(66)	(114)	(342)
Options written	—	—	(4)	—	(28)
TBA sale commitments	—	—	—	(642)	—
Futures contracts	535	10,860	180	20,477	1,332
Forward currency contracts	9	—	468	339	(3,141)
Swap contracts	109	1,109	57	(433)	2,578
Currency translations	(54)	(100)	(23)	(36)	(153)
	53,268	515,402	10,454	(57,889)	(7,493)
Net realized gain (loss) and unrealized appreciation (depreciation)	103,156	1,927,385	20,917	(189,091)	(40,160)
Net increase (decrease) in net assets resulting from operations	$129,274	$2,189,920	$26,174	$51,844	$(13,326)

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

311	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$515	$—	$—	$—	$391
Affiliated issuers	792	—	—	—	791
	1,307	—	—	—	1,182
Interest from unaffiliated issuers	32,657	2,723	5,745	41,651	—
Securities lending income (net of fees)	—	—	—	—	—
	33,964	2,723	5,745	41,651	1,182
Fees and expenses[3]:
Investment advisory services	1,918	170	391	2,725	243
Distribution services	973	128	337	1,603	590
Insurance administrative services	329	83	73	706	607
Transfer agent services	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	142	18	46	277	—
Accounting and administrative services	—	—	—	—	35
Reports to shareholders	20	8	9	21	—
Registration statement and prospectus	9	1	3	15	12
Trustees’ compensation	3	— [4]	1	5	1
Auditing and legal	11	6	6	8	13
Custodian	9	7	— [4]	12	3
Other	6	— [4]	— [4]	1	— [4]
Total fees and expenses before waivers and/or reimbursements	3,420	421	866	5,373	1,504
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	510	42	—	770	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	510	42	—	770	—
Total fees and expenses after waivers and/or reimbursements	2,910	379	866	4,603	1,504
Net investment income	31,054	2,344	4,879	37,048	(322)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	11,621	(11)	—	23	(4,165)
Affiliated issuers	(3)	—	—	—	21,725
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	204	—
Futures contracts	(335)	(1,716)	—	(22,324)	(2,219)
Forward currency contracts	—	—	—	—	—
Swap contracts	19	34	—	2,403	—
In-kind redemptions	(2,095)	—	—	—	—
Currency transactions	19	—	—	—	25
Capital gain distributions received from affiliated issuers	—	—	—	—	35,433
	9,226	(1,693)	—	(19,694)	50,799
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	(22,960)	(1,085)	(43)	(18,650)	350
Affiliated issuers	(6)	—	—	—	(29,523)
Options written	—	—	—	(1,024)	—
TBA sale commitments	—	—	—	—	—
Futures contracts	16	287	—	1,295	211
Forward currency contracts	—	—	—	—	—
Swap contracts	(606)	25	—	(1,480)	—
Currency translations	(2)	—	—	—	—
	(23,558)	(773)	(43)	(19,859)	(28,962)
Net realized gain (loss) and unrealized appreciation (depreciation)	(14,332)	(2,466)	(43)	(39,553)	21,837
Net increase (decrease) in net assets resulting from operations	$16,722	$(122)	$4,836	$(2,505)	$21,515

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	312

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$92	$248	$1,621	$1,217
Affiliated issuers	2,179	1,118	8,621	5,709
	2,271	1,366	10,242	6,926
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,271	1,366	10,242	6,926
Fees and expenses[3]:
Investment advisory services	56	152	1,024	722
Distribution services	137	377	314	1,790
Insurance administrative services	139	381	2,561	1,806
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Administrative services	—	—	—	—
Accounting and administrative services	31	33	53	47
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	10	26	28
Trustees’ compensation	— [4]	1	6	4
Auditing and legal	13	13	15	15
Custodian	3	3	2	3
Other	— [4]	— [4]	1	1
Total fees and expenses before waivers and/or reimbursements	387	970	4,002	4,416
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—
Miscellaneous fee reimbursement	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	21	—	—	—
Total fees and expenses after waivers and/or reimbursements	366	970	4,002	4,416
Net investment income	1,905	396	6,240	2,510
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	(754)	(2,320)	(25,807)	(3,565)
Affiliated issuers	6,550	10,346	61,561	29,533
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	115	(901)	702	(3,125)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
In-kind redemptions	—	—	—	—
Currency transactions	2	14	139	20
Capital gain distributions received from affiliated issuers	6,690	22,249	112,689	143,023
	12,603	29,388	149,284	165,886
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	168	(154)	(1,611)	862
Affiliated issuers	(1,789)	(14,900)	(9,184)	(67,580)
Options written	—	—	—	—
TBA sale commitments	—	—	—	—
Futures contracts	(1)	115	1,134	166
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	(1,622)	(14,939)	(9,661)	(66,552)
Net realized gain (loss) and unrealized appreciation (depreciation)	10,981	14,449	139,623	99,334
Net increase (decrease) in net assets resulting from operations	$12,886	$14,845	$145,863	$101,844
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

313	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$52,377	$85,110	$11,323	$18,431	$43,488	$54,006
Net realized gain (loss)	1,000,855	1,234,283	628,971	355,751	2,854,050	4,846,029
Net unrealized appreciation (depreciation)	925,659	366,091	(218,938)	36,353	808,585	4,566,446
Net increase (decrease) in net assets resulting from operations	1,978,891	1,685,484	421,356	410,535	3,706,123	9,466,481
Distributions paid to shareholders	(1,260,549)	(1,167,286)	(382,971)	(76,359)	(4,891,006)	(4,046,623)
Net capital share transactions	856,181	554,825	(432,626)	(370,832)	3,730,901	1,555,981
Total increase (decrease) in net assets	1,574,523	1,073,023	(394,241)	(36,656)	2,546,018	6,975,839
Net assets:
Beginning of period	9,131,346	8,058,323	2,953,803	2,990,459	54,678,782	47,702,943
End of period	$10,705,869	$9,131,346	$2,559,562	$2,953,803	$57,224,800	$54,678,782

	EUPAC Fund[3]		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$63,181	$116,468	$27,892	$54,382	$88,979	$173,488
Net realized gain (loss)	1,560,531	751,298	282,057	300,188	387,874	1,056,404
Net unrealized appreciation (depreciation)	(566,915)	843,988	343,958	563,384	384,310	614,843
Net increase (decrease) in net assets resulting from operations	1,056,797	1,711,754	653,907	917,954	861,163	1,844,735
Distributions paid to shareholders	(697,447)	(99,689)	(322,565)	(192,985)	(1,105,239)	(947,281)
Net capital share transactions	(221,939)	(946,603)	126,330	(89,200)	629,839	10,588
Total increase (decrease) in net assets	137,411	665,462	457,672	635,769	385,763	908,042
Net assets:
Beginning of period	7,451,980	6,786,518	4,047,368	3,411,599	11,974,056	11,066,014
End of period	$7,589,391	$7,451,980	$4,505,040	$4,047,368	$12,359,819	$11,974,056

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	314

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$352	$378	$14,867	$29,211	$201,231	$440,468
Net realized gain (loss)	1,330	(942)	193,780	183,807	3,305,050	3,163,906
Net unrealized appreciation (depreciation)	11,857	4,098	94,239	227,115	1,074,705	3,496,858
Net increase (decrease) in net assets resulting from operations	13,539	3,534	302,886	440,133	4,580,986	7,101,232
Distributions paid to shareholders	—	(397)	(195,424)	(99,132)	(3,307,031)	(7,414,912)
Net capital share transactions	(2,626)	81,910	11,501	(142,611)	1,042,931	2,685,997
Total increase (decrease) in net assets	10,913	85,047	118,963	198,390	2,316,886	2,372,317
Net assets:
Beginning of period	99,626	14,579	2,086,709	1,888,319	43,627,311	41,254,994
End of period	$110,539	$99,626	$2,205,672	$2,086,709	$45,944,197	$43,627,311

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,370	$8,831	$26,118	$46,685	$262,535	$563,801
Net realized gain (loss)	17,436	21,065	49,888	64,110	1,411,983	2,918,103
Net unrealized appreciation (depreciation)	26,795	82,880	53,268	170,743	515,402	552,999
Net increase (decrease) in net assets resulting from operations	49,601	112,776	129,274	281,538	2,189,920	4,034,903
Distributions paid to shareholders	(2,912)	(9,200)	(75,568)	(46,016)	(3,054,502)	(2,469,833)
Net capital share transactions	2,115	(21,614)	56,303	56,186	1,524,263	(975,710)
Total increase (decrease) in net assets	48,804	81,962	110,009	291,708	659,681	589,360
Net assets:
Beginning of period	404,615	322,653	1,660,376	1,368,668	27,675,040	27,085,680
End of period	$453,419	$404,615	$1,770,385	$1,660,376	$28,334,721	$27,675,040

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

315	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,257	$9,741	$240,935	$494,217	$26,834	$57,420
Net realized gain (loss)	10,463	23,483	(131,202)	30,281	(32,667)	(8,965)
Net unrealized appreciation (depreciation)	10,454	32,703	(57,889)	271,022	(7,493)	82,688
Net increase (decrease) in net assets resulting from operations	26,174	65,927	51,844	795,520	(13,326)	131,143
Distributions paid to shareholders	(28,875)	(21,425)	(81,973)	(486,650)	(10,853)	(44,306)
Net capital share transactions	23,499	13,683	(127,933)	(119,742)	(312,760)	(55,304)
Total increase (decrease) in net assets	20,798	58,185	(158,062)	189,128	(336,939)	31,533
Net assets:
Beginning of period	450,467	392,282	11,356,026	11,166,898	1,479,770	1,448,237
End of period	$471,265	$450,467	$11,197,964	$11,356,026	$1,142,831	$1,479,770

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$31,054	$65,115	$2,344	$5,336	$4,879	$12,329
Net realized gain (loss)	9,226	(1,450)	(1,693)	1,506	— [4]	— [4]
Net unrealized appreciation (depreciation)	(23,558)	15,637	(773)	2,675	(43)	(2)
Net increase (decrease) in net assets resulting from operations	16,722	79,302	(122)	9,517	4,836	12,327
Distributions paid to shareholders	(12,193)	(64,338)	(954)	(5,115)	(1,945)	(12,940)
Net capital share transactions	(148,702)	91,682	(18,499)	10,334	(13,473)	(30,488)
Total increase (decrease) in net assets	(144,173)	106,646	(19,575)	14,736	(10,582)	(31,101)
Net assets:
Beginning of period	1,038,609	931,963	125,567	110,831	307,577	338,678
End of period	$894,436	$1,038,609	$105,992	$125,567	$296,995	$307,577

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	316

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk EUPAC Fund[5]
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$37,048	$75,521	$(322)	$1,086	$1,905	$1,410
Net realized gain (loss)	(19,694)	24,581	50,799	87,123	12,603	(315)
Net unrealized appreciation (depreciation)	(19,859)	36,802	(28,962)	(22,937)	(1,622)	15,064
Net increase (decrease) in net assets resulting from operations	(2,505)	136,904	21,515	65,272	12,886	16,159
Distributions paid to shareholders	(13,862)	(79,096)	(32,891)	(28,627)	(1,429)	(1,480)
Net capital share transactions	20,206	(487)	(2,229)	(57,328)	(13,293)	(15,583)
Total increase (decrease) in net assets	3,839	57,321	(13,605)	(20,683)	(1,836)	(904)
Net assets:
Beginning of period	1,877,348	1,820,027	505,579	526,262	113,404	114,308
End of period	$1,881,187	$1,877,348	$491,974	$505,579	$111,568	$113,404

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$396	$4,249	$6,240	$27,973	$2,510	$24,722
Net realized gain (loss)	29,388	23,538	149,284	316,725	165,886	115,851
Net unrealized appreciation (depreciation)	(14,939)	4,272	(9,661)	(116,759)	(66,552)	62,522
Net increase (decrease) in net assets resulting from operations	14,845	32,059	145,863	227,939	101,844	203,095
Distributions paid to shareholders	(4,282)	(5,960)	(310,037)	(128,115)	(135,831)	(168,266)
Net capital share transactions	(21,823)	(33,133)	159,229	(184,550)	11,757	(584,977)
Total increase (decrease) in net assets	(11,260)	(7,034)	(4,945)	(84,726)	(22,230)	(550,148)
Net assets:
Beginning of period	315,172	322,206	2,092,140	2,176,866	1,475,702	2,025,850
End of period	$303,912	$315,172	$2,087,195	$2,092,140	$1,453,472	$1,475,702
1
Formerly Global Small Capitalization Fund.
2
Unaudited.
3
Formerly International Fund.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.
Refer to the notes to financial statements.

317	American Funds Insurance Series

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk EUPAC Fund (formerly Managed Risk International Fund), Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
SMALLCAP World Fund (formerly Global Small Capitalization Fund) — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
EUPAC Fund (formerly International Fund) — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	318

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk EUPAC Fund (formerly Managed Risk International Fund) — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

319	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — Each fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026, the American High Income Trust fund delivered $149,168,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	320

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

321	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,537,645	$1,817,743	$—	$4,355,388
Industrials	1,013,496	649,448	—	1,662,944
Financials	476,801	694,061	—	1,170,862
Consumer discretionary	485,854	396,825	—	882,679
Health care	688,089	185,706	—	873,795
Communication services	493,309	145,227	—	638,536
Materials	147,710	158,136	—	305,846
Consumer staples	93,237	199,825	—	293,062
Real estate	37,724	85,802	—	123,526
Energy	67,841	54,015	—	121,856
Utilities	13,610	50,295	—	63,905
Short-term securities	222,227	—	—	222,227
Total	$6,277,543	$4,437,083	$—	$10,714,626

American Funds Insurance Series	322

SMALLCAP World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$464,872	$289,775	$—	$754,647
Information technology	295,495	225,157	217	520,869
Financials	165,174	152,949	—	318,123
Consumer discretionary	173,992	89,659	—	263,651
Health care	193,912	61,326	—	255,238
Materials	78,770	73,146	—	151,916
Consumer staples	33,336	26,786	—	60,122
Energy	50,070	7,248	—	57,318
Real estate	19,037	25,946	—	44,983
Communication services	12,136	21,875	—	34,011
Utilities	22,747	8,002	—	30,749
Preferred securities	1,155	—	2,091	3,246
Rights & warrants	—	—	79	79
Convertible bonds & notes	—	2,468	—	2,468
Bonds, notes & other debt instruments	—	242	—	242
Short-term securities	60,619	—	—	60,619
Total	$1,571,315	$984,579	$2,387	$2,558,281
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,166,407	$1,885,027	$105,769	$21,157,203
Communication services	8,146,470	139,569	—	8,286,039
Consumer discretionary	7,410,172	148,825	—	7,558,997
Health care	5,216,505	43,945	—	5,260,450
Industrials	4,270,804	307,207	—	4,578,011
Financials	3,288,501	141,971	—	3,430,472
Consumer staples	1,187,615	—	4,743	1,192,358
Energy	1,131,591	41,160	—	1,172,751
Materials	1,013,798	138,289	—	1,152,087
Real estate	753,578	—	—	753,578
Utilities	331,190	—	—	331,190
Preferred securities	25,615	—	1,030,014	1,055,629
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	—	—	79,563	79,563
Short-term securities	1,241,009	—	—	1,241,009
Total	$53,183,255	$2,845,993	$1,220,089	$57,249,337

323	American Funds Insurance Series

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Convertible stocks	Rights & warrants	Total
Beginning value at 1/1/2026	$ 41,973	$ 315,115	$ 36,076	—[1]	$ 393,164
Transfers into level 3	—	—	—	—	—
Purchases	35,598	194,967	23,990	—	254,555
Sales	(3)	(5,262)	—	—	(5,265)
Net realized gain (loss)	(36,997)	—	(11,834)	—	(48,831)
Unrealized appreciation (depreciation)	69,941	525,194	31,331	—	626,466
Transfers out of level 3	—	—	—	—	—
Ending value at 6/30/2026	$ 110,512	$ 1,030,014	$ 79,563	— [1]	$1,220,089
Net unrealized appreciation during the period on level 3 investment securities held at 6/30/2026	$ 51,222	$ 523,099	$ 20,144	—	$ 594,464
1
Amount less than one thousand.
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$110,512	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Preferred securities	$1,030,014	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Gross Profit multiple	6.0x	6.0x	Increase
			Transaction price	Not applicable	Not applicable	Not applicable
			Premium to transaction price	20%	20%	Increase
Convertible stocks	$79,563	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$1,220,089
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
EV = Enterprise value

American Funds Insurance Series	324

EUPAC Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$107,571	$1,667,769	$7,933	$1,783,273
Industrials	121,327	1,203,983	—	1,325,310
Financials	95,182	1,122,805	—	1,217,987
Materials	432,826	299,538	—	732,364
Consumer discretionary	123,161	398,193	—	521,354
Health care	63,086	386,037	—	449,123
Communication services	19,027	334,404	—	353,431
Consumer staples	36,473	255,635	—	292,108
Utilities	5,519	278,642	—	284,161
Energy	168,137	114,366	—	282,503
Real estate	—	33,234	—	33,234
Preferred securities	8,805	8,994	726	18,525
Rights & warrants	—	—	— *	— *
Short-term securities	269,540	—	—	269,540
Total	$1,450,654	$6,103,600	$8,659	$7,562,913
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$341,953	$1,218,276	$634	$1,560,863
Financials	105,232	526,049	— *	631,281
Industrials	126,055	377,627	—	503,682
Consumer discretionary	144,595	203,360	—	347,955
Communication services	135,655	209,184	—	344,839
Materials	197,582	146,481	— *	344,063
Health care	51,772	104,853	—	156,625
Consumer staples	52,567	87,820	—	140,387
Energy	47,517	39,339	— *	86,856
Utilities	20,321	59,020	—	79,341
Real estate	723	44,821	—	45,544
Preferred securities	25,415	8,471	6,646	40,532
Bonds, notes & other debt instruments	—	97,227	—	97,227
Short-term securities	131,606	988	—	132,594
Total	$1,380,993	$3,123,516	$7,280	$4,511,789

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14
Unrealized appreciation on open forward currency contracts	—	75	—	75
Liabilities:
Unrealized depreciation on futures contracts	(22)	—	—	(22)
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$(8)	$(26)	$—	$(34)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

325	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,605	$1,177	$—	$21,782
Industrials	19,987	—	—	19,987
Information technology	17,711	—	—	17,711
Consumer discretionary	14,692	—	—	14,692
Health care	12,382	—	—	12,382
Consumer staples	5,305	—	—	5,305
Materials	3,706	—	—	3,706
Utilities	3,465	—	—	3,465
Energy	2,981	—	—	2,981
Real estate	1,987	—	—	1,987
Communication services	1,981	—	—	1,981
Short-term securities	2,513	—	—	2,513
Total	$107,315	$1,177	$—	$108,492
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$389,059	$244,115	$—	$633,174
Industrials	129,899	175,633	—	305,532
Financials	100,888	128,181	— *	229,069
Communication services	136,945	55,739	—	192,684
Health care	115,706	39,752	—	155,458
Materials	118,078	33,196	—	151,274
Consumer discretionary	104,745	45,499	447	150,691
Consumer staples	60,572	42,949	—	103,521
Energy	61,937	23,092	—	85,029
Utilities	40,839	36,399	—	77,238
Real estate	10,014	7,118	—	17,132
Preferred securities	11,468	1,080	1,397	13,945
Convertible stocks	17,108	—	—	17,108
Bonds, notes & other debt instruments	—	4,504	—	4,504
Short-term securities	73,252	—	—	73,252
Total	$1,370,510	$837,257	$1,844	$2,209,611
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,244,592	$1,304,289	$—	$16,548,881
Industrials	4,718,590	350,403	—	5,068,993
Communication services	4,474,097	—	—	4,474,097
Consumer discretionary	4,440,117	—	—	4,440,117
Health care	4,332,775	—	—	4,332,775
Financials	3,929,441	—	—	3,929,441
Consumer staples	574,100	939,832	—	1,513,932
Energy	1,402,311	—	—	1,402,311
Utilities	1,322,403	—	—	1,322,403
Materials	1,285,524	—	—	1,285,524
Real estate	316,614	—	—	316,614
Convertible stocks	9,205	—	—	9,205
Short-term securities	1,371,027	—	—	1,371,027
Total	$43,420,796	$2,594,524	$—	$46,015,320

American Funds Insurance Series	326

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,271	$90,662	$—	$93,933
Financials	6,540	77,938	— *	84,478
Industrials	8,383	55,006	—	63,389
Materials	14,547	18,573	— *	33,120
Consumer discretionary	3,772	28,080	174	32,026
Consumer staples	5,492	24,820	—	30,312
Health care	934	23,934	—	24,868
Communication services	2,300	20,874	—	23,174
Energy	10,012	10,441	— *	20,453
Utilities	983	16,092	—	17,075
Real estate	731	5,225	—	5,956
Preferred securities	—	263	287	550
Short-term securities	19,483	—	—	19,483
Total	$76,448	$371,908	$461	$448,817
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$119,340	$148,222	$— *	$267,562
Information technology	112,422	93,798	—	206,220
Industrials	73,031	83,709	—	156,740
Health care	103,872	44,207	—	148,079
Consumer staples	90,900	55,651	—	146,551
Utilities	58,884	50,597	—	109,481
Consumer discretionary	56,022	36,381	—	92,403
Energy	64,847	13,790	—	78,637
Materials	33,631	24,073	—	57,704
Communication services	14,176	27,423	—	41,599
Real estate	32,098	5,511	—	37,609
Preferred securities	2,580	—	—	2,580
Convertible stocks	22,573	—	—	22,573
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	119,191	—	119,191
Mortgage-backed obligations	—	87,757	95	87,852
Corporate bonds and notes	—	72,753	—	72,753
Other bonds & notes	—	13,507	184	13,691
Investment funds	38,448	—	—	38,448
Short-term securities	88,390	—	—	88,390
Total	$911,214	$876,570	$279	$1,788,063
Refer to the next page for footnote(s).

327	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$564	$—	$—	$564
Unrealized appreciation on open forward currency contracts	—	14	—	14
Unrealized appreciation on centrally cleared interest rate swaps	—	365	—	365
Unrealized appreciation on bilateral interest rate swaps	—	4	—	4
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(308)	—	—	(308)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$256	$376	$—	$632
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,478,234	$196,133	$—	$5,674,367
Industrials	2,242,986	84,301	—	2,327,287
Financials	2,102,470	—	— *	2,102,470
Health care	1,708,024	3,797	12,982	1,724,803
Consumer discretionary	1,341,611	74,693	721	1,417,025
Communication services	1,346,445	—	—	1,346,445
Materials	1,121,497	74,241	— *	1,195,738
Consumer staples	845,557	36,650	—	882,207
Utilities	376,748	—	—	376,748
Energy	347,856	—	697	348,553
Real estate	23,779	—	—	23,779
Preferred securities	—	—	64,850	64,850
Rights & warrants	—	—	— *	— *
Convertible stocks	39,491	—	—	39,491
Convertible bonds & notes	—	38,572	—	38,572
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,348,344	—	3,348,344
Corporate bonds and notes	—	2,604,907	409	2,605,316
Mortgage-backed obligations	—	2,179,816	—	2,179,816
Asset-backed obligations	—	463,329	—	463,329
Bonds & notes of governments & government agencies outside the U.S.	—	114,748	—	114,748
Loans	—	28,047	7,272	35,319
Municipals	—	21,749	—	21,749
Investment funds	747,469	—	—	747,469
Short-term securities	1,815,154	—	—	1,815,154
Total	$19,537,321	$9,269,327	$86,931	$28,893,579

American Funds Insurance Series	328

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,353	$—	$—	$11,353
Unrealized appreciation on centrally cleared interest rate swaps	—	5,295	—	5,295
Liabilities:
Unrealized depreciation on futures contracts	(4,637)	—	—	(4,637)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,078)	—	(1,078)
Total	$6,716	$4,217	$—	$10,933
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$48,187	$18,536	$—	$66,723
Industrials	21,001	18,451	—	39,452
Financials	13,868	23,713	—	37,581
Health care	24,781	6,344	—	31,125
Materials	20,930	2,238	—	23,168
Utilities	16,630	5,578	—	22,208
Consumer discretionary	9,801	8,324	—	18,125
Communication services	17,245	—	—	17,245
Consumer staples	7,214	7,750	—	14,964
Energy	10,202	1,719	—	11,921
Real estate	—	52	—	52
Preferred securities	1,337	—	—	1,337
Convertible stocks	4,211	—	—	4,211
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	56,737	—	56,737
Corporate bonds and notes	—	32,378	—	32,378
U.S. Treasury bonds & notes	—	31,345	—	31,345
Mortgage-backed obligations	—	21,869	—	21,869
Asset-backed obligations	—	2,865	—	2,865
Federal agency bonds & notes	—	204	—	204
Municipals	—	129	—	129
Investment funds	4,289	—	—	4,289
Short-term securities	35,149	—	—	35,149
Total	$234,845	$238,232	$—	$473,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$287	$—	$—	$287
Unrealized appreciation on open forward currency contracts	—	606	—	606
Unrealized appreciation on centrally cleared interest rate swaps	—	413	—	413
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(121)	—	—	(121)
Unrealized depreciation on open forward currency contracts	—	(191)	—	(191)
Unrealized depreciation on centrally cleared interest rate swaps	—	(210)	—	(210)
Unrealized depreciation on bilateral interest rate swaps	—	(89)	—	(89)
Total	$166	$531	$—	$697
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

329	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,708,727	$—	$3,708,727
U.S. Treasury bonds & notes	—	3,213,470	—	3,213,470
Mortgage-backed obligations	—	3,111,771	1,299	3,113,070
Asset-backed obligations	—	423,683	—	423,683
Bonds & notes of governments & government agencies outside the U.S.	—	190,057	—	190,057
Municipals	—	158,423	—	158,423
Loans	—	3,605	5,342	8,947
Common stocks	—	14	—	14
Short-term securities	487,263	—	—	487,263
Total	$487,263	$10,809,750	$6,641	$11,303,654
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(194,533)	—	(194,533)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,327	$—	$—	$17,327
Unrealized appreciation on open forward currency contracts	—	528	—	528
Unrealized appreciation on centrally cleared interest rate swaps	—	12,513	—	12,513
Unrealized appreciation on bilateral interest rate swaps	—	586	—	586
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(5,432)	—	—	(5,432)
Unrealized depreciation on open forward currency contracts	—	(223)	—	(223)
Unrealized depreciation on centrally cleared interest rate swaps	—	(805)	—	(805)
Unrealized depreciation on bilateral interest rate swaps	—	(9,985)	—	(9,985)
Unrealized depreciation on centrally cleared credit default swaps	—	(133)	—	(133)
Total	$11,895	$2,562	$—	$14,457
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	330

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$210,157	$—	$210,157
Japanese yen	—	58,904	—	58,904
British pounds	—	37,148	—	37,148
Brazilian reais	—	22,152	—	22,152
Canadian dollars	—	18,015	—	18,015
South Korean won	—	17,647	—	17,647
Peruvian nuevos soles	—	17,544	—	17,544
Australian dollars	—	17,334	—	17,334
Hungarian forints	—	13,905	—	13,905
Malaysian ringgits	—	11,821	—	11,821
Chinese yuan renminbi	—	10,544	—	10,544
Colombian pesos	—	8,469	—	8,469
Indian rupees	—	8,441	—	8,441
Mexican pesos	—	6,825	—	6,825
Danish kroner	—	6,002	—	6,002
South African rand	—	5,901	—	5,901
Indonesian rupiah	—	5,304	—	5,304
Czech korunas	—	4,467	—	4,467
Polish zloty	—	3,865	—	3,865
New Zealand dollars	—	3,488	—	3,488
Kazakhstani tenge	—	1,967	—	1,967
Chilean pesos	—	1,935	—	1,935
Turkish lira	—	1,659	—	1,659
Philippine pesos	—	1,169	—	1,169
U.S. dollars	—	524,994	510	525,504
Preferred securities	—	—	89	89
Common stocks	14	—	62	76
Investment funds	22,942	—	—	22,942
Short-term securities	120,184	2,158	—	122,342
Total	$143,140	$1,021,815	$661	$1,165,616

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on open forward currency contracts	—	3,026	—	3,026
Unrealized appreciation on centrally cleared interest rate swaps	—	4,421	—	4,421
Unrealized appreciation on centrally cleared credit default swaps	—	318	—	318
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	—	—	(1,426)
Unrealized depreciation on open forward currency contracts	—	(5,197)	—	(5,197)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,598)	—	(1,598)
Unrealized depreciation on bilateral interest rate swaps	—	(2,629)	—	(2,629)
Unrealized depreciation on centrally cleared credit default swaps	—	(322)	—	(322)
Total	$1,316	$(1,981)	$—	$(665)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

331	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$745,169	$145	$745,314
Loans	—	32,685	2,484	35,169
Mortgage-backed obligations	—	—	456	456
Municipals	—	143	—	143
Convertible bonds & notes	—	1,183	—	1,183
Common stocks	21,937	4,963	18,084	44,984
Preferred securities	—	—	—	—
Rights & warrants	—	102	—	102
Short-term securities	55,268	—	—	55,268
Total	$77,205	$784,245	$21,169	$882,619

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Liabilities:
Unrealized depreciation on futures contracts	(23)	—	—	(23)
Unrealized depreciation on centrally cleared credit default swaps	—	(769)	—	(769)
Total	$2	$(769)	$—	$(767)
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage-backed obligations	Common stocks	Preferred securities	Total
Beginning value at 1/1/2026	$148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	—	—	—	—	4
Purchases	—	187	—	891	—	1,078
Sales	(3)	(799)	(96)	(2,464)	(796)	(4,158)
Net realized gain (loss)	—	(309)	(3)	1,081	(261)	508
Unrealized appreciation (depreciation)	(4)	707	(25)	(2,104)	(656)	(2,082)
Transfers out of level 3*	—	—	—	—	—	—
Ending value at 6/30/2026	$145	$2,484	$456	$18,084	—	$21,169
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	$(390)	$304	$(26)	$(2,104)	$(656)	$(2,872)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in theavailability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

American Funds Insurance Series	332

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds & notes	$145	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	2,484	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obligations	456	Yield analysis	Yield	12%	12%	Decrease
Common stocks	18,084	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	4.8x - 10.8x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
	$21,169
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CAPEX = Capital expenditures
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$69,764	$—	$69,764
U.S. Treasury bonds & notes	—	9,228	—	9,228
Asset-backed obligations	—	1,888	—	1,888
Short-term securities	—	33,478	—	33,478
Total	$—	$114,358	$—	$114,358

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$273	$—	$—	$273
Unrealized appreciation on centrally cleared interest rate swaps	—	151	—	151
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Total	$155	$151	$—	$306
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

333	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$903,211	$—	$903,211
Mortgage-backed obligations	—	622,396	—	622,396
Federal agency bonds & notes	—	47,949	—	47,949
Short-term securities	—	371,426	—	371,426
Options purchased on futures (equity style)	1,870	—	—	1,870
Total	$1,870	$1,944,982	$—	$1,946,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,295	$—	$—	$2,295
Unrealized appreciation on centrally cleared interest rate swaps	—	15,451	—	15,451
Liabilities:
Value of options written (equity style)	(2,614)	—	—	(2,614)
Unrealized depreciation on futures contracts	(2,214)	—	—	(2,214)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,000)	—	(5,000)
Total	$(2,533)	$10,451	$—	$7,918
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk EUPAC Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	334

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, a fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; a fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

335	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	336

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.
When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

337	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	338

Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

339	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.

American Funds Insurance Series	340

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$34,316	$—	$35,547	$—
SMALLCAP World Fund	26,272	—	27,220	—
Growth Fund	322,896	—	330,785	—
EUPAC Fund	44,873	—	46,736	—
New World Fund	6,403	—	6,785	—
Washington Mutual Investors Fund	372	—	379	—
U.S. Small and Mid Cap Equity Fund	1,452	—	1,492	—
Capital World Growth and Income Fund	3,908	—	4,048	—
Growth-Income Fund	21,780	—	22,272	—
International Growth and Income Fund	82	—	87	—
Asset Allocation Fund	72,410	—	73,858	—
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, the unfunded bond commitments for Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder was $1,440,000, $1,192,000, $31,000 and $6,000, respectively, which would represents 0.01% for Asset Allocation Fund, 0.13% for American High-Income Trust, less than 0.01% for Capital Income Builder, and less than 0.01% Capital World Bond Fund, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $4,000 for Asset Allocation Fund and $3,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Net unrealized depreciation on these unfunded commitments was $11,000 for Asset Allocation Fund and $5,000 American High-Income Trust, and is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

341	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — The funds may enter into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

American Funds Insurance Series	342

Options on foreign currencies — The funds may enter into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

343	American Funds Insurance Series

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

American Funds Insurance Series	344

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$6,406	$18,425	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	161,157	759	$8,268	$5,569
Asset Allocation Fund	Not applicable	Not applicable	2,854,231	Not applicable	598,713	89,748
Global Balanced Fund	$14,132*	$3,733*	87,271	90,024	50,442	4,323
The Bond Fund of America	Not applicable	Not applicable	5,246,520	167,456	1,139,260	171,216
Capital World Bond Fund	108,179*	22,030*	940,026	667,589	690,669	69,400
American High-Income Trust	Not applicable	Not applicable	25,782	Not applicable	Not applicable	22,349
American Funds Mortgage Fund	Not applicable	Not applicable	98,794	Not applicable	3,202	Not applicable
U.S. Government Securities Fund	1,069,504	Not applicable	1,930,591	Not applicable	748,494	Not applicable
Managed Risk Growth Fund	748,943	Not applicable	129	Not applicable	Not applicable	Not applicable
Managed Risk EUPAC Fund	122,877	Not applicable	2	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	444,998	Not applicable	64	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,934,274	Not applicable	3,721	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	599,239	Not applicable	133	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$14	Unrealized depreciation[1]	$22
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	75	Unrealized depreciation on open forward currency contracts	101
			$89		$123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(36)	Net unrealized appreciation (depreciation) on futures contracts	$(15)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(134)	Net unrealized appreciation (depreciation) on forward currency contracts	(28)
			$(170)		$(43)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$564	Unrealized depreciation[1]	$308
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	365	Unrealized depreciation[1]	—
Swap (bilateral)	Interest	Bilateral swaps, at value	4	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	1	Unrealized depreciation[1]	3
			$948		$316

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,419)	Net unrealized appreciation (depreciation) on futures contracts	$535
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17)	Net unrealized appreciation (depreciation) on forward currency contracts	9
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	109
Swap	Credit	Net realized gain (loss) on swap contracts	72	Net unrealized appreciation (depreciation) on swap contracts	—
			$(2,340)		$653
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$11,353	Unrealized depreciation[1]	$4,637
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,295	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,078
			$16,648		$5,715

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(49,271)	Net unrealized appreciation (depreciation) on futures contracts	$10,860
Swap	Interest	Net realized gain (loss) on swap contracts	13,199	Net unrealized appreciation (depreciation) on swap contracts	1,752
Swap	Credit	Net realized gain (loss) on swap contracts	(768)	Net unrealized appreciation (depreciation) on swap contracts	(643)
			$(36,840)		$11,969
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$287	Unrealized depreciation[1]	$121
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	606	Unrealized depreciation on open forward currency contracts	191
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	413	Unrealized depreciation[1]	210
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	89
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	2	Unrealized depreciation[1]	—
			$1,308		$611

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(27)	Net unrealized appreciation (depreciation) on investments	$8
Options written (equity style)	Currency	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(37)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	— [2]	Net unrealized appreciation (depreciation) on options written	(4)
Futures	Interest	Net realized gain (loss) on futures contracts	(958)	Net unrealized appreciation (depreciation) on futures contracts	180
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	909	Net unrealized appreciation (depreciation) on forward currency contracts	468
Swap	Interest	Net realized gain (loss) on swap contracts	49	Net unrealized appreciation (depreciation) on swap contracts	52
Swap	Credit	Net realized gain (loss) on swap contracts	(40)	Net unrealized appreciation (depreciation) on swap contracts	5
			$(97)		$709
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$17,327	Unrealized depreciation[1]	$5,432
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	528	Unrealized depreciation on open forward currency contracts	223
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	12,513	Unrealized depreciation[1]	805
Swap (bilateral)	Interest	Bilateral swaps, at value	586	Bilateral swaps, at value	9,985
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	81	Unrealized depreciation[1]	133
			$31,035		$16,578

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(80,796)	Net unrealized appreciation (depreciation) on futures contracts	$20,477
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	3,469	Net unrealized appreciation (depreciation) on forward currency contracts	339
Swap	Interest	Net realized gain (loss) on swap contracts	5,297	Net unrealized appreciation (depreciation) on swap contracts	(563)
Swap	Credit	Net realized gain (loss) on swap contracts	208	Net unrealized appreciation (depreciation) on swap contracts	130
			$(71,822)		$20,383
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$1,426
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,026	Unrealized depreciation on open forward currency contracts	5,197
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	4,421	Unrealized depreciation[1]	1,598
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	2,629
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	318	Unrealized depreciation[1]	322
			$10,507		$11,172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(211)	Net unrealized appreciation (depreciation) on investments	$65
Options written (equity style)	Currency	Net realized gain (loss) on options written	54	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(278)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	(3)	Net unrealized appreciation (depreciation) on options written	(28)
Futures	Interest	Net realized gain (loss) on futures contracts	(9,139)	Net unrealized appreciation (depreciation) on futures contracts	1,332
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,972)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,141)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,638)	Net unrealized appreciation (depreciation) on swap contracts	2,405
Swap	Credit	Net realized gain (loss) on swap contracts	(509)	Net unrealized appreciation (depreciation) on swap contracts	173
			$(15,696)		$806
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$25	Unrealized depreciation[1]	$23
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	769
			$25		$792

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(335)	Net unrealized appreciation (depreciation) on futures contracts	$16
Swap	Credit	Net realized gain (loss) on swap contracts	19	Net unrealized appreciation (depreciation) on swap contracts	(606)
			$(316)		$(590)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$273	Unrealized depreciation[1]	$118
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	151	Unrealized depreciation[1]	—
			$424		$118

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,716)	Net unrealized appreciation (depreciation) on futures contracts	$287
Swap	Interest	Net realized gain (loss) on swap contracts	34	Net unrealized appreciation (depreciation) on swap contracts	25
			$(1,682)		$312
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,870	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,614
Futures	Interest	Unrealized appreciation[1]	2,295	Unrealized depreciation[1]	2,214
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	15,451	Unrealized depreciation[1]	5,000
			$19,616		$9,828

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(350)	Net unrealized appreciation (depreciation) on investments	$730
Options written (equity style)	Interest	Net realized gain (loss) on options written	204	Net unrealized appreciation (depreciation) on options written	(1,024)
Futures	Interest	Net realized gain (loss) on futures contracts	(22,324)	Net unrealized appreciation (depreciation) on futures contracts	1,295
Swap	Interest	Net realized gain (loss) on swap contracts	2,403	Net unrealized appreciation (depreciation) on swap contracts	(1,480)
			$(20,067)		$(479)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,668	Unrealized depreciation[3]	$—
Futures	Interest	Unrealized appreciation[1]	219	Unrealized depreciation[1]	—
			$1,887		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,165)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$350
Futures	Currency	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(2,188)	Net unrealized appreciation (depreciation) on futures contracts	211
			$ (6,384)		$561
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk EUPAC Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$438	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$450		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(754)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$168
Futures	Equity	Net realized gain (loss) on futures contracts	115	Net unrealized appreciation (depreciation) on futures contracts	(1)
			$ (639)		$167
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$760	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	116	Unrealized depreciation[1]	—
			$876		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,320)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($154 )
Futures	Currency	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(884)	Net unrealized appreciation (depreciation) on futures contracts	115
			$ (3,221)		$ (39)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$9,165	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	1,180	Unrealized depreciation[1]	—
			$10,345		$ —

Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(25,807)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($1,611 )
Futures	Currency	Net realized gain (loss) on futures contracts	(117)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	819	Net unrealized appreciation (depreciation) on futures contracts	1,134
			$ (25,105)		$ (477)
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,341	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	174	Unrealized depreciation[1]	—
			$1,515		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,565)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$862
Futures	Currency	Net realized gain (loss) on futures contracts	(29)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,096)	Net unrealized appreciation (depreciation) on futures contracts	166
			$ (6,690)		$1,028
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Insurance Series	352

Rights of offset — Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$7	$ (7)	$ —	$ —	$ —
Goldman Sachs	9	(9)	—	—	—
Morgan Stanley	47	(28)	—	—	19
UBS AG	12	—	—	—	12
Total	$75	$ (44)	$ —	$ —	$31
Liabilities:
Bank of America	$8	$ —	$ —	$ —	$8
Citibank	49	(7)	—	—	42
Goldman Sachs	11	(9)	—	—	2
HSBC Bank	5	—	—	—	5
JPMorgan Chase	— †	—	—	—	— †
Morgan Stanley	28	(28)	—	—	—
Total	$101	$ (44)	$ —	$ —	$57
Capital Income Builder
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$4	$ —	$ —	$ —	$4
HSBC Bank	14	(2)	—	—	12
UBS AG	— †	—	—	—	— †
Total	$18	$ (2)	$ —	$ —	$16
Liabilities:
Goldman Sachs	$3	$ —	$ —	$ —	$3
HSBC Bank	2	(2)	—	—	—
Total	$5	$ (2)	$ —	$ —	$3
Refer to the end of the table(s) for footnote(s).

353	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1	$ (1)	$ —	$ —	$ —
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	67	(46)	—	—	21
Citibank	151	(86)	(65)	—	—
Goldman Sachs	148	(39)	—	—	109
HSBC Bank	29	(13)	—	—	16
JPMorgan Chase	29	(6)	—	—	23
Morgan Stanley	84	(14)	—	(70)	—
RBC Capital Markets	43	(6)	—	—	37
Standard Chartered Bank	47	(36)	—	—	11
Total	$606	$ (247)	$ (65)	$ (70)	$224
Liabilities:
Bank of America	$34	$ (1)	$ (19)	$ —	$14
Barclays Bank PLC	46	(46)	—	—	—
Citibank	86	(86)	—	—	—
Goldman Sachs	39	(39)	—	—	—
HSBC Bank	13	(13)	—	—	—
JPMorgan Chase	6	(6)	—	—	—
Morgan Stanley	14	(14)	—	—	—
RBC Capital Markets	6	(6)	—	—	—
Standard Chartered Bank	36	(36)	—	—	—
Total	$280	$ (247)	$ (19)	$ —	$14
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$52	$ (52)	$ —	$ —	$ —
Barclays Bank PLC	86	(86)	—	—	—
Citibank	100	(7)	(93)	—	—
Goldman Sachs	876	(876)	—	—	—
Total	$1,114	$ (1,021)	$ (93)	$ —	$ —
Liabilities:
Bank of America	$812	$ (52)	$ (760)	$ —	$ —
Barclays Bank PLC	2,846	(86)	(2,760)	—	—
BNP Paribas	3,217	—	(3,217)	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	3,163	(876)	(2,287)	—	—
Morgan Stanley	40	—	—	—	40
RBC Capital Markets	123	—	—	—	123
Total	$10,208	$ (1,021)	$ (9,024)	$ —	$163
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$255	$ (255)	$ —	$ —	$ —
Bank of New York Mellon	23	(5)	—	—	18
Barclays Bank PLC	549	(85)	—	—	464
BNP Paribas	116	(106)	—	—	10
Citibank	437	(437)	—	—	—
Goldman Sachs	251	(251)	—	—	—
HSBC Bank	100	(100)	—	—	—
JPMorgan Chase	41	(41)	—	—	—
Morgan Stanley	465	(465)	—	—	—
Standard Chartered Bank	361	(361)	—	—	—
UBS AG	462	(462)	—	—	—
Total	$3,151	$ (2,659)	$ —	$ —	$492
Liabilities:
Bank of America	$723	$ (255)	$ (268)	$ —	$200
Bank of New York Mellon	5	(5)	—	—	—
Barclays Bank PLC	85	(85)	—	—	—
BNP Paribas	106	(106)	—	—	—
Citibank	579	(437)	(142)	—	—
Goldman Sachs	905	(251)	(654)	—	—
HSBC Bank	140	(100)	—	—	40
JPMorgan Chase	125	(41)	—	—	84
Morgan Stanley	967	(465)	(261)	—	241
Standard Chartered Bank	503	(361)	(142)	—	—
UBS AG	484	(462)	—	—	22
Total	$5,510	$ (2,659)	$ (2,264)	$ —	$587
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

355	American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$467	$40	$26
Capital Income Builder	265	—	12
EUPAC Fund	391	92	— *
SMALLCAP World Fund	647	1	39
Growth Fund	551	12	26
New World Fund	35	11	1
Capital World Growth and Income Fund	47	15	5
International Growth and Income Fund	245	21	16
Asset Allocation Fund	130	6	—
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2025:
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	4,594,900	569,231	33,325,893	2,095,721	1,966,057	5,081,469
Gross unrealized depreciation on investments	(466,886)	(92,631)	(1,111,042)	(311,526)	(121,078)	(149,784)
Net unrealized appreciation (depreciation) on investments	4,128,014	476,600	32,214,851	1,784,195	1,844,979	4,931,685
Cost of investments	6,586,612	2,081,681	25,034,486	5,778,718	2,666,776	7,394,159

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward*	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
As of June 30, 2026:
Gross unrealized appreciation on investments	20,851	1,013,367	22,380,343	163,637	505,443	9,095,796
Gross unrealized depreciation on investments	(5,986)	(54,061)	(496,449)	(10,622)	(32,587)	(698,933)
Net unrealized appreciation (depreciation) on investments	14,865	959,306	21,883,894	153,015	472,856	8,396,863
Cost of investments	93,627	1,250,305	24,131,426	295,802	1,315,844	20,515,571

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2025:
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward*	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
As of June 30, 2026:
Gross unrealized appreciation on investments	106,411	117,071	31,713	43,653	1,001	2
Gross unrealized depreciation on investments	(13,382)	(253,531)	(70,394)	(42,884)	(1,360)	(24)
Net unrealized appreciation (depreciation) on investments	93,029	(136,460)	(38,681)	769	(359)	(22)
Cost of investments	380,520	11,258,411	1,208,557	882,730	115,023	298,723

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$24,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward*	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	22,459	103,322	25,674	54,708	311,505	159,580
Gross unrealized depreciation on investments	(58,877)	(38,459)	(17,547)	(25,653)	(89,113)	(39,775)
Net unrealized appreciation (depreciation) on investments	(36,418)	64,863	8,127	29,055	222,392	119,805
Cost of investments	1,982,408	426,357	103,411	274,512	1,858,865	1,333,675
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

357	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,191	$538,597	$565,788	$66,139	$455,982	$522,121
Class 1A	553	11,411	11,964	749	2,766	3,515
Class 2	22,557	477,652	500,209	53,132	443,236	496,368
Class 4	7,824	174,764	182,588	14,879	130,403	145,282
Total	$58,125	$1,202,424	$1,260,549	$134,899	$1,032,387	$1,167,286
SMALLCAP World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,823	$23,695	$27,518	$3,919	$19,199	$23,118
Class 1A	144	898	1,042	20	126	146
Class 2	39,109	244,964	284,073	5,919	39,094	45,013
Class 4	9,552	60,786	70,338	766	7,316	8,082
Total	$52,628	$330,343	$382,971	$10,624	$65,735	$76,359
Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$156,515	$2,077,012	$2,233,527	$283,031	$1,543,000	$1,826,031
Class 1A	3,013	42,419	45,432	4,439	26,100	30,539
Class 2	123,471	1,758,281	1,881,752	243,730	1,433,339	1,677,069
Class 3	1,616	22,629	24,245	3,240	18,878	22,118
Class 4	44,070	661,980	706,050	69,855	421,011	490,866
Total	$328,685	$4,562,321	$4,891,006	$604,295	$3,442,328	$4,046,623
EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$69,277	$221,517	$290,794	$49,061	$—	$49,061
Class 1A	448	1,454	1,902	205	—	205
Class 2	80,139	260,868	341,007	44,060	—	44,060
Class 3	388	1,255	1,643	210	—	210
Class 4	14,444	47,657	62,101	6,153	—	6,153
Total	$164,696	$532,751	$697,447	$99,689	$—	$99,689

American Funds Insurance Series	358

New World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,568	$142,893	$164,461	$32,320	$71,532	$103,852
Class 1A	432	2,940	3,372	369	453	822
Class 2	9,379	64,628	74,007	11,967	31,619	43,586
Class 4	9,891	70,834	80,725	11,031	33,694	44,725
Total	$41,270	$281,295	$322,565	$55,687	$137,298	$192,985
Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,095	$555,600	$578,695	$131,443	$397,175	$528,618
Class 1A	130	3,499	3,629	661	2,103	2,764
Class 2	10,272	278,445	288,717	57,467	193,815	251,282
Class 4	7,522	226,676	234,198	36,815	127,802	164,617
Total	$41,019	$1,064,220	$1,105,239	$226,386	$720,895	$947,281
U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$364	$— †	$364
Class 1A	—	—	—	— †	— †	— †
Class 2	—	—	—	— †	— †	— †
Class 4	—	—	—	33	— †	33
Total	$—	$—	$—	$397	$— †	$397
Capital World Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,750	$50,757	$55,507	$9,542	$21,740	$31,282
Class 1A	93	1,050	1,143	157	363	520
Class 2	8,271	93,230	101,501	14,202	37,773	51,975
Class 4	2,921	34,352	37,273	4,099	11,256	15,355
Total	$16,035	$179,389	$195,424	$28,000	$71,132	$99,132
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$413,355	$1,514,751	$1,928,106	$512,210	$3,878,399	$4,390,609
Class 1A	3,104	11,429	14,533	901	7,252	8,153
Class 2	227,632	856,200	1,083,832	257,694	2,211,126	2,468,820
Class 3	2,475	9,252	11,727	2,899	23,742	26,641
Class 4	55,525	213,308	268,833	50,309	470,380	520,689
Total	$702,091	$2,604,940	$3,307,031	$824,013	$6,590,899	$7,414,912
International Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$247	$—	$247	$835	$—	$835
Class 1A	55	—	55	211	—	211
Class 2	1,150	—	1,150	4,052	—	4,052
Class 4	1,460	—	1,460	4,102	—	4,102
Total	$2,912	$—	$2,912	$9,200	$—	$9,200
Capital Income Builder
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,466	$29,627	$39,093	$25,206	$—	$25,206
Class 1A	154	546	700	416	—	416
Class 2	233	820	1,053	618	—	618
Class 4	6,934	27,788	34,722	19,776	—	19,776
Total	$16,787	$58,781	$75,568	$46,016	$—	$46,016
Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$127,517	$1,607,048	$1,734,565	$438,651	$1,019,238	$1,457,889
Class 1A	469	6,200	6,669	1,307	2,795	4,102
Class 2	33,914	450,464	484,378	111,878	280,960	392,838
Class 3	281	3,666	3,947	884	2,081	2,965
Class 4	55,096	769,847	824,943	166,513	445,526	612,039
Total	$217,277	$2,837,225	$3,054,502	$719,233	$1,750,600	$2,469,833
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

American Funds Global Balanced Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$680	$5,274	$5,954	$1,498	$3,585	$5,083
Class 1A	30	245	275	60	152	212
Class 2	978	8,060	9,038	1,941	5,617	7,558
Class 4	1,409	12,199	13,608	2,293	6,279	8,572
Total	$3,097	$25,778	$28,875	$5,792	$15,633	$21,425
The Bond Fund of America
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$50,387	$—	$50,387	$302,949	$—	$302,949
Class 1A	2,415	—	2,415	12,103	—	12,103
Class 2	18,814	—	18,814	115,204	—	115,204
Class 4	10,357	—	10,357	56,394	—	56,394
Total	$81,973	$—	$81,973	$486,650	$—	$486,650
Capital World Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,856	$—	$2,856	$19,172	$—	$19,172
Class 1A	315	—	315	837	—	837
Class 2	6,894	—	6,894	22,086	—	22,086
Class 4	788	—	788	2,211	—	2,211
Total	$10,853	$—	$10,853	$44,306	$—	$44,306
American High-Income Trust
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,079	$—	$1,079	$16,430	$—	$16,430
Class 1A	179	—	179	438	—	438
Class 2	7,473	—	7,473	34,271	—	34,271
Class 3	107	—	107	495	—	495
Class 4	3,355	—	3,355	12,704	—	12,704
Total	$12,193	$—	$12,193	$64,338	$—	$64,338
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

American Funds Mortgage Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$—	$13	$803	$—	$803
Class 1A	30	—	30	136	—	136
Class 2	360	—	360	1,703	—	1,703
Class 4	551	—	551	2,473	—	2,473
Total	$954	$—	$954	$5,115	$—	$5,115
Ultra-Short Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$235	$—	$235	$1,510	$—	$1,510
Class 1A	— †	— †	— †	5	—	5
Class 2	1,351	—	1,351	9,131	—	9,131
Class 3	23	—	23	156	—	156
Class 4	336	—	336	2,138	—	2,138
Total	$1,945	$—	$1,945	$12,940	$—	$12,940
U.S. Government Securities Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,039	$—	$2,039	$11,629	$—	$11,629
Class 1A	2,327	—	2,327	12,377	—	12,377
Class 2	7,553	—	7,553	44,749	—	44,749
Class 3	35	—	35	212	—	212
Class 4	1,908	—	1,908	10,129	—	10,129
Total	$13,862	$—	$13,862	$79,096	$—	$79,096
Managed Risk Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$54	$848	$902	$248	$558	$806
Class P2	1,721	30,268	31,989	6,657	21,164	27,821
Total	$1,775	$31,116	$32,891	$6,905	$21,722	$28,627
Managed Risk EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$31	$—	$31	$30	$—	$30
Class P2	1,398	—	1,398	1,450	—	1,450
Total	$1,429	$—	$1,429	$1,480	$—	$1,480
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42	$—	$42	$58	$—	$58
Class P2	4,240	—	4,240	5,902	—	5,902
Total	$4,282	$—	$4,282	$5,960	$—	$5,960
Managed Risk Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$22,465	$249,850	$272,315	$42,231	$70,237	$112,468
Class P2	3,009	34,713	37,722	5,433	10,214	15,647
Total	$25,474	$284,563	$310,037	$47,664	$80,451	$128,115
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$209	$973	$1,182	$348	$722	$1,070
Class P2	23,223	111,426	134,649	46,064	121,132	167,196
Total	$23,432	$112,399	$135,831	$46,412	$121,854	$168,266
†
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2026, total investment advisory services fees waived by CRMC were $29,014,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

363	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2026, before waiver	For the six months ended June 30, 2026, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.371%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund*	.500	.272	.6	55.0	.300	.300
International Fund	.478	.430	15.0	21.0	.478	.458
New World Fund	.577	.510	15.0	15.0	.577	.503
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.224
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.247	.247
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.426
The Bond Fund of America	.352	.320	15.0	15.0	.352	.199
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.296
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.212
Managed Risk Growth Fund	.100		all		.100	.100
Managed Risk EUPAC Fund	.100		all		.100	.100
Managed Risk Washington Mutual Investors Fund	.100		all		.100	.100
Managed Risk Growth-Income Fund	.100		all		.100	.100
Managed Risk Asset Allocation Fund	.100		all		.100	.100
*
At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $0.6 billion of daily net assets and decreasing to 0.275% on such assets in excess of $44.0 billion. On March 5, 2026 the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2026, decreasing the annual rate to 0.272% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	364

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with The Bank of New York Mellon (“BNY“) under which the fund compensates BNY for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$651
Class 1A	$—	$105	13
Class 2	4,797	Not applicable	575
Class 4	1,664	1,664	200
Total class-specific expenses	$6,461	$1,769	$1,439
SMALLCAP World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$85
Class 1A	$—	$9	1
Class 2	2,228	Not applicable	267
Class 4	534	534	64
Total class-specific expenses	$2,762	$543	$417

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,727
Class 1A	$—	$604	72
Class 2	26,080	Not applicable	3,129
Class 3	251	Not applicable	42
Class 4	9,141	9,141	1,097
Total class-specific expenses	$35,472	$9,745	$8,067
EUPAC Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$495
Class 1A	$—	$23	3
Class 2	4,455	Not applicable	535
Class 3	16	Not applicable	2
Class 4	776	776	93
Total class-specific expenses	$5,247	$799	$1,128

365	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$328
Class 1A	$—	$49	6
Class 2	1,218	Not applicable	146
Class 4	1,293	1,293	155
Total class-specific expenses	$2,511	$1,342	$635
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$954
Class 1A	$—	$48	6
Class 2	3,885	Not applicable	466
Class 4	3,030	3,031	364
Total class-specific expenses	$6,915	$3,079	$1,790

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$13
Class 1A	$—	$—	— *
Class 2	—	Not applicable	— *
Class 4	20	22	3
Total class-specific expenses	$20	$22	$16
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$15	2
Class 2	1,379	Not applicable	165
Class 4	479	479	57
Total class-specific expenses	$1,858	$494	$317

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,864
Class 1A	$—	$118	14
Class 2	17,842	Not applicable	2,141
Class 3	144	Not applicable	24
Class 4	4,222	4,222	507
Total class-specific expenses	$22,208	$4,340	$6,550
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$12	1
Class 2	220	Not applicable	26
Class 4	270	270	33
Total class-specific expenses	$490	$282	$66

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$129
Class 1A	$—	$20	2
Class 2	30	Not applicable	4
Class 4	1,010	1,010	121
Total class-specific expenses	$1,040	$1,030	$256
Refer to the end of the table(s) for footnote(s).
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,367
Class 1A	$—	$73	9
Class 2	5,443	Not applicable	653
Class 3	32	Not applicable	5
Class 4	9,105	9,105	1,093
Total class-specific expenses	$14,580	$9,178	$4,127

American Funds Insurance Series	366

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$5	1
Class 2	185	Not applicable	22
Class 4	261	262	31
Total class-specific expenses	$446	$267	$69
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,008
Class 1A	$—	$390	47
Class 2	3,284	Not applicable	394
Class 4	1,817	1,817	218
Total class-specific expenses	$5,101	$2,207	$1,667

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$39	5
Class 2	915	Not applicable	110
Class 4	103	103	12
Total class-specific expenses	$1,018	$142	$200
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$24
Class 1A	$—	$13	1
Class 2	650	Not applicable	78
Class 3	7	Not applicable	1
Class 4	316	316	38
Total class-specific expenses	$973	$329	$142

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1
Class 1A	$—	$4	1
Class 2	49	Not applicable	6
Class 4	79	79	10
Total class-specific expenses	$128	$83	$18
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	261	Not applicable	31
Class 3	3	Not applicable	1
Class 4	73	73	9
Total class-specific expenses	$337	$73	$46

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$381	46
Class 2	1,274	Not applicable	153
Class 3	4	Not applicable	— *
Class 4	325	325	39
Total class-specific expenses	$1,603	$706	$277
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$17
Class P2	$590	590
Total class-specific expenses	$590	$607

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Managed Risk EUPAC Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$137	137
Total class-specific expenses	$137	$139
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$377	377
Total class-specific expenses	$377	$381

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,247
Class P2	$314	314
Total class-specific expenses	$314	$2,561
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$1,790	1,790
Total class-specific expenses	$1,790	$1,806
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk EUPAC Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	368

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$16	$11	$27
SMALLCAP World Fund	5	2	7
Growth Fund	93	63	156
EUPAC Fund	13	8	21
New World Fund	7	5	12
Washington Mutual Investors Fund	21	13	34
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	4	2	6
Growth-Income Fund	76	50	126
International Growth and Income Fund	1	— *	1
Capital Income Builder	3	2	5
Asset Allocation Fund	48	31	79
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	20	12	32
Capital World Bond Fund	3	1	4
American High-Income Trust	2	1	3
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	— *	1
U.S. Government Securities Fund	3	2	5
Managed Risk Growth Fund	— *	1	1
Managed Risk EUPAC Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	2	6
Managed Risk Asset Allocation Fund	2	2	4
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

369	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$200,266	$27,685	$4,127
SMALLCAP World Fund	39,353	105,473	62,345
Growth Fund	587,360	486,255	36,753
EUPAC Fund	629,264	302,496	78,474
New World Fund	26,646	28,372	9,049
Washington Mutual Investors Fund	113,881	101,246	28,073
U.S. Small and Mid Cap Equity Fund	241	1	—*
Capital World Growth and Income Fund	15,762	36,224	6,482
Growth-Income Fund	2,939,350	2,250,742	523,270
International Growth and Income Fund	3,218	4,753	483
Capital Income Builder	26,596	23,776	3,843
Asset Allocation Fund	65,877	282,569	93,535
American Funds Global Balanced Fund	5,041	1,876	535
American High-Income Trust	—	203	9
*
Amount less than one thousand.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

SMALLCAP World Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations.  None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2026.

American Funds Insurance Series	370

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$191,728	4,638	$565,787	13,689	$(323,147)	(7,858)	$434,368	10,469
Class 1A	25,867	636	11,963	292	(4,327)	(102)	33,503	826
Class 2	25,079	623	500,209	12,354	(348,948)	(8,617)	176,340	4,360
Class 4	103,033	2,594	182,589	4,590	(73,652)	(1,844)	211,970	5,340
Total net increase (decrease)	$345,707	8,491	$1,260,548	30,925	$(750,074)	(18,421)	$856,181	20,995
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
SMALLCAP World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$23,986	1,139	$27,145	1,396	$(694,141)	(31,586)	$(643,010)	(29,051)
Class 1A	813	40	1,042	55	(915)	(45)	940	50
Class 2	14,744	752	284,073	15,791	(160,757)	(8,182)	138,060	8,361
Class 4	35,122	1,796	70,338	3,927	(34,076)	(1,747)	71,384	3,976
Total net increase (decrease)	$74,665	3,727	$382,598	21,169	$(889,889)	(41,560)	$(432,626)	(16,664)
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$792,126	5,801	$2,231,914	15,989	$(1,282,412)	(9,115)	$1,741,628	12,675
Class 1A	61,450	445	45,432	331	(16,334)	(116)	90,548	660
Class 2	265,156	1,959	1,881,752	13,731	(1,380,385)	(10,062)	766,523	5,628
Class 3	1,414	10	24,244	172	(23,861)	(169)	1,797	13
Class 4	645,083	4,895	706,051	5,340	(220,729)	(1,675)	1,130,405	8,560
Total net increase (decrease)	$1,765,229	13,110	$4,889,393	35,563	$(2,923,721)	(21,137)	$3,730,901	27,536
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
EUPAC Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$72,561	3,074	$290,795	12,317	$(733,491)	(30,529)	$(370,135)	(15,138)
Class 1A	3,427	148	1,903	81	(1,669)	(71)	3,661	158
Class 2	77,211	3,295	341,006	14,536	(352,596)	(15,045)	65,621	2,786
Class 3	408	17	1,642	69	(1,044)	(43)	1,006	43
Class 4	57,202	2,488	62,101	2,701	(41,395)	(1,787)	77,908	3,402
Total net increase (decrease)	$210,809	9,022	$697,447	29,704	$(1,130,195)	(47,475)	$(221,939)	(8,749)
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$87,282	2,527	$164,460	4,630	$(225,834)	(6,518)	$25,908	639
Class 1A	12,371	360	3,372	96	(1,658)	(49)	14,085	407
Class 2	49,618	1,456	74,007	2,116	(112,279)	(3,306)	11,346	266
Class 4	80,352	2,383	80,725	2,335	(86,086)	(2,549)	74,991	2,169
Total net increase (decrease)	$229,623	6,726	$322,564	9,177	$(425,857)	(12,422)	$126,330	3,481
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$62,379	3,400	$577,037	32,861	$(449,552)	(24,539)	$189,864	11,722
Class 1A	1,821	99	3,629	208	(947)	(52)	4,503	255
Class 2	42,532	2,364	288,717	16,844	(210,712)	(11,750)	120,537	7,458
Class 4	164,793	9,366	234,198	13,883	(84,056)	(4,758)	314,935	18,491
Total net increase (decrease)	$271,525	15,229	$1,103,581	63,796	$(745,267)	(41,099)	$629,839	37,926
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
U.S. Small and Mid Cap Equity Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$8,453	715	$—	—	$(18,376)	(1,539)	$(9,923)	(824)
Class 1A	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 4	8,788	733	—	—	(1,491)	(125)	7,297	608
Total net increase (decrease)	$17,241	1,448	$—	—	$(19,867)	(1,664)	$(2,626)	(216)
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$28,398	1,501	$54,353	2,766	$(105,904)	(5,418)	$(23,153)	(1,151)
Class 1A	265	14	1,143	59	(983)	(51)	425	22
Class 2	10,273	529	101,501	5,189	(114,476)	(5,915)	(2,702)	(197)
Class 4	30,376	1,616	37,274	1,969	(30,719)	(1,631)	36,931	1,954
Total net increase (decrease)	$69,312	3,660	$194,271	9,983	$(252,082)	(13,015)	$11,501	628
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$189,305	2,775	$1,926,726	27,576	$(1,662,977)	(23,932)	$453,054	6,419
Class 1A	145,729	2,010	14,532	210	(4,729)	(68)	155,532	2,152
Class 2	70,385	1,045	1,083,832	15,887	(1,038,402)	(15,285)	115,815	1,647
Class 3	172	3	11,728	167	(14,802)	(210)	(2,902)	(40)
Class 4	203,069	3,071	268,832	4,044	(150,469)	(2,283)	321,432	4,832
Total net increase (decrease)	$608,660	8,904	$3,305,650	47,884	$(2,871,379)	(41,778)	$1,042,931	15,010
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,989	413	$247	16	$(11,367)	(764)	$(5,131)	(335)
Class 1A	299	21	55	4	(1,859)	(131)	(1,505)	(106)
Class 2	3,748	267	1,150	78	(19,285)	(1,372)	(14,387)	(1,027)
Class 4	43,846	3,170	1,460	100	(22,168)	(1,618)	23,138	1,652
Total net increase (decrease)	$53,882	3,871	$2,912	198	$(54,679)	(3,885)	$2,115	184
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$42,633	2,824	$39,093	2,618	$(59,601)	(3,989)	$22,125	1,453
Class 1A	653	44	700	47	(678)	(45)	675	46
Class 2	1,232	82	1,053	71	(953)	(64)	1,332	89
Class 4	53,694	3,579	34,722	2,329	(56,245)	(3,754)	32,171	2,154
Total net increase (decrease)	$98,212	6,529	$75,568	5,065	$(117,477)	(7,852)	$56,303	3,742
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$147,158	5,357	$1,734,565	65,332	$(1,119,129)	(40,143)	$762,594	30,546
Class 1A	4,162	150	6,670	253	(2,089)	(76)	8,743	327
Class 2	37,916	1,384	484,378	18,601	(340,717)	(12,435)	181,577	7,550
Class 3	415	15	3,946	149	(1,758)	(63)	2,603	101
Class 4	160,635	5,949	824,943	32,074	(416,832)	(15,356)	568,746	22,667
Total net increase (decrease)	$350,286	12,855	$3,054,502	116,409	$(1,880,525)	(68,073)	$1,524,263	61,191
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,202	350	$5,955	410	$(9,988)	(683)	$1,169	77
Class 1A	487	34	275	19	(688)	(46)	74	7
Class 2	3,192	217	9,038	627	(11,480)	(787)	750	57
Class 4	26,021	1,797	13,606	964	(18,121)	(1,268)	21,506	1,493
Total net increase (decrease)	$34,902	2,398	$28,874	2,020	$(40,277)	(2,784)	$23,499	1,634
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$412,980	43,340	$50,159	5,291	$(628,324)	(65,917)	$(165,185)	(17,286)
Class 1A	43,650	4,615	2,415	257	(4,728)	(497)	41,337	4,375
Class 2	48,055	5,134	18,814	2,021	(167,896)	(17,904)	(101,027)	(10,749)
Class 4	142,192	15,275	10,357	1,120	(55,607)	(5,976)	96,942	10,419
Total net increase (decrease)	$646,877	68,364	$81,745	8,689	$(856,555)	(90,294)	$(127,933)	(13,241)
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$30,955	3,042	$2,856	283	$(339,858)	(33,361)	$(306,047)	(30,036)
Class 1A	5,055	502	315	32	(1,349)	(135)	4,021	399
Class 2	57,194	5,698	6,894	692	(79,794)	(7,936)	(15,706)	(1,546)
Class 4	11,607	1,174	788	80	(7,423)	(756)	4,972	498
Total net increase (decrease)	$104,811	10,416	$10,853	1,087	$(428,424)	(42,188)	$(312,760)	(30,685)
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,291	348	$1,025	109	$(183,464)	(19,753)	$(179,148)	(19,296)
Class 1A	5,617	599	179	20	(817)	(87)	4,979	532
Class 2	10,616	1,157	7,473	816	(37,365)	(4,075)	(19,276)	(2,102)
Class 3	168	18	107	11	(613)	(65)	(338)	(36)
Class 4	70,601	6,792	3,355	323	(28,875)	(2,790)	45,081	4,325
Total net increase (decrease)	$90,293	8,914	$12,139	1,279	$(251,134)	(26,770)	$(148,702)	(16,577)
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$133	14	$13	2	$(17,146)	(1,830)	$(17,000)	(1,814)
Class 1A	337	36	30	3	(394)	(42)	(27)	(3)
Class 2	1,229	132	360	39	(2,678)	(287)	(1,089)	(116)
Class 4	7,731	840	551	60	(8,665)	(947)	(383)	(47)
Total net increase (decrease)	$9,430	1,022	$954	104	$(28,883)	(3,106)	$(18,499)	(1,980)
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$9,598	843	$235	20	$(7,857)	(692)	$1,976	171
Class 1A	—	—	— †	— †	(118)	(10)	(118)	(10)
Class 2	35,089	3,203	1,351	124	(49,096)	(4,481)	(12,656)	(1,154)
Class 3	171	16	23	2	(209)	(19)	(15)	(1)
Class 4	41,607	3,774	336	31	(44,603)	(4,039)	(2,660)	(234)
Total net increase (decrease)	$86,465	7,836	$1,945	177	$(101,883)	(9,241)	$(13,473)	(1,228)
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— †	—	—	5	— †
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$43,690	4,425	$1,960	200	$(36,784)	(3,717)	$8,866	908
Class 1A	19,285	1,961	2,327	239	(4,937)	(499)	16,675	1,701
Class 2	60,464	6,218	7,553	782	(90,957)	(9,326)	(22,940)	(2,326)
Class 3	36	3	36	4	(324)	(33)	(252)	(26)
Class 4	45,855	4,717	1,908	198	(29,906)	(3,079)	17,857	1,836
Total net increase (decrease)	$169,330	17,324	$13,784	1,423	$(162,908)	(16,654)	$20,206	2,093
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$329	23	$902	65	$(1,437)	(102)	$(206)	(14)
Class P2	3,634	265	31,989	2,314	(37,646)	(2,695)	(2,023)	(116)
Total net increase (decrease)	$3,963	288	$32,891	2,379	$(39,083)	(2,797)	$(2,229)	(130)
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Managed Risk EUPAC Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$21	2	$31	3	$(235)	(23)	$(183)	(18)
Class P2	538	54	1,398	135	(15,046)	(1,526)	(13,110)	(1,337)
Total net increase (decrease)	$559	56	$1,429	138	$(15,281)	(1,549)	$(13,293)	(1,355)
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$135	10	$42	3	$(139)	(10)	$38	3
Class P2	816	63	4,240	327	(26,917)	(2,088)	(21,861)	(1,698)
Total net increase (decrease)	$951	73	$4,282	330	$(27,056)	(2,098)	$(21,823)	(1,695)
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$24,969	1,722	$272,315	19,834	$(150,614)	(10,035)	$146,670	11,521
Class P2	1,887	127	37,722	2,772	(27,050)	(1,829)	12,559	1,070
Total net increase (decrease)	$26,856	1,849	$310,037	22,606	$(177,664)	(11,864)	$159,229	12,591
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$95	7	$1,182	91	$(367)	(27)	$910	71
Class P2	6,026	454	134,649	10,720	(129,828)	(9,830)	10,847	1,344
Total net increase (decrease)	$6,121	461	$135,831	10,811	$(130,195)	(9,857)	$11,757	1,415
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,011,018	$2,161,926	$10,064,037	$5,048,132	$1,355,894	$1,784,090
Sales of investment securities*	3,297,006	2,934,629	11,133,923	6,093,110	1,601,583	2,237,263
Non-U.S. taxes paid on dividend income	4,335	1,972	3,829	9,028	4,222	749
Non-U.S. taxes paid on interest income	12	—	—	—	44	—
Non-U.S. taxes paid on realized gains	717	9,713	—	14,332	6,769	—
Non-U.S. taxes provided on unrealized appreciation	1,012	5,270	—	2,163	7,782	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$67,317	$524,287	$10,327,906	$152,310	$559,960	$6,447,677
Sales of investment securities*	71,469	730,621	12,545,110	164,844	565,418	9,151,855
Non-U.S. taxes paid on dividend income	—	1,375	3,507	505	1,406	2,089
Non-U.S. taxes paid on interest income	—	—	—	1	1	—
Non-U.S. taxes paid on realized gains	—	178	—	45	172	—
Non-U.S. taxes provided on unrealized appreciation	—	293	—	148	136	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$152,594	$5,889,277	$749,966	$225,331	$156,084	$—
Sales of investment securities*	163,325	6,358,877	1,010,793	231,810	184,572	—
Non-U.S. taxes paid on dividend income	256	— †	—	6	—	—
Non-U.S. taxes paid on interest income	2	—	55	—	—	—
Non-U.S. taxes paid on realized gains	21	—	86	—	—	—
Non-U.S. taxes provided on unrealized appreciation	88	—	131	—	—	—

Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$925,917	$66,345	$15,350	$35,800	$267,325	$186,551
Sales of investment securities*	1,114,335	62,823	19,967	36,448	282,463	143,252
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

As of June 30, 2026, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series	382

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2026[4,5]	$38.79	$.26	$8.32	$8.58	$(.26 )	$(5.22)	$(5.48)	$41.89	22.31%[6]	$4,882	.52%[7]	.42%[7]	1.26%[7]
12/31/2025	36.91	.44	6.92	7.36	(.60 )	(4.88)	(5.48)	38.79	21.98	4,115.52		.42	1.18
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
6/30/2026[4,5]	38.47	.22	8.24	8.46	(.25 )	(5.22)	(5.47)	41.46	22.17 [6]	105	.77 [7]	.66 [7]	1.08 [7]
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
6/30/2026[4,5]	38.11	.20	8.18	8.38	(.25 )	(5.22)	(5.47)	41.02	22.16 [6]	4,189	.77 [7]	.67 [7]	1.01 [7]
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
6/30/2026[4,5]	37.55	.15	8.04	8.19	(.23 )	(5.22)	(5.45)	40.29	21.99 [6]	1,530	1.02 [7]	.92 [7]	.78 [7]
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
SMALLCAP World Fund
Class 1:
6/30/2026[4,5]	$20.31	$.11	$3.11	$3.22	$(.27 )	$(3.02)	$(3.29)	$20.24	16.52%[6]	$194	.70%[7]	.65%[7]	1.02%[7]
12/31/2025	18.15	.16	2.50	2.66	(.10 )	(.40 )	(.50 )	20.31	14.89	784.70		.65	.84
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
6/30/2026[4,5]	19.99	.08	3.06	3.14	(.27 )	(3.02)	(3.29)	19.84	16.35 [6]	7	.95 [7]	.90 [7]	.82 [7]
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
6/30/2026[4,5]	19.04	.08	2.91	2.99	(.27 )	(3.02)	(3.29)	18.74	16.39 [6]	1,885	.95 [7]	.90 [7]	.81 [7]
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
6/30/2026[4,5]	18.97	.05	2.90	2.95	(.26 )	(3.02)	(3.28)	18.64	16.24 [6]	474	1.20 [7]	1.15 [7]	.56 [7]
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2026[4,5]	$141.06	$.23	$9.63	$9.86	$(.14 )	$(12.53)	$(12.67)	$138.25	6.89%[6]	$26,420	.34%[7]	.33%[7]
12/31/2025	127.47	.36	24.17	24.53	(.33 )	(10.61)	(10.94)	141.06	20.54	25,168.34		.27
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
6/30/2026[4,5]	139.18	.06	9.50	9.56	(.09 )	(12.53)	(12.62)	136.12	6.78 [6]	538	.59 [7]	.08 [7]
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
6/30/2026[4,5]	138.80	.05	9.48	9.53	(.08 )	(12.53)	(12.61)	135.72	6.78 [6]	21,861	.59 [7]	.08 [7]
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
6/30/2026[4,5]	142.60	.10	9.75	9.85	(.10 )	(12.53)	(12.63)	139.82	6.81 [6]	289	.52 [7]	.15 [7]
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
6/30/2026[4,5]	134.39	(.11 )	9.17	9.06	(.04 )	(12.53)	(12.57)	130.88	6.63 [6]	8,117	.84 [7]	(.17 )[7]
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
EUPAC Fund
Class 1:
6/30/2026[4,5]	$22.33	$.21	$3.17	$3.38	$(.55 )	$(1.77)	$(2.32)	$23.39	15.05%[6]	$3,169	.53%[7]	.51%[7]	1.83%[7]
12/31/2025	17.84	.35	4.47	4.82	(.33 )	—	(.33 )	22.33	27.04	3,364.53		.53	1.79
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		.52	1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		.53	1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		.54	1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		.55	1.57
Class 1A:
6/30/2026[4,5]	22.20	.19	3.15	3.34	(.55 )	(1.77)	(2.32)	23.22	14.92 [6]	21	.78 [7]	.75 [7]	1.65 [7]
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		.78	1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.77	.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		.79	1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		.80	1.39
Class 2:
6/30/2026[4,5]	22.22	.19	3.13	3.32	(.54 )	(1.77)	(2.31)	23.23	14.90 [6]	3,705	.78 [7]	.76 [7]	1.60 [7]
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		.78	1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		.77	1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		.79	1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		.80	1.35
Class 3:
6/30/2026[4,5]	22.41	.20	3.17	3.37	(.55 )	(1.77)	(2.32)	23.46	14.92 [6]	18	.71 [7]	.69 [7]	1.67 [7]
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		.71	1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		.70	1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		.72	1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		.73	1.41
Class 4:
6/30/2026[4,5]	21.83	.16	3.09	3.25	(.54 )	(1.77)	(2.31)	22.77	14.77 [6]	676	1.03 [7]	1.01 [7]	1.38 [7]
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2026[4,5]	$32.47	$.26	$5.16	$5.42	$(.20 )	$(2.47)	$(2.67)	$35.22	16.63%[6]	$2,305	.65%[7]	.58%[7]	1.50%[7]
12/31/2025	26.67	.49	6.93	7.42	(.41 )	(1.21)	(1.62)	32.47	28.60	2,103.65		.58	1.66
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
6/30/2026[4,5]	32.25	.22	5.12	5.34	(.19 )	(2.47)	(2.66)	34.93	16.49 [6]	48	.90 [7]	.83 [7]	1.32 [7]
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
6/30/2026[4,5]	32.03	.21	5.10	5.31	(.19 )	(2.47)	(2.66)	34.68	16.47 [6]	1,028	.90 [7]	.83 [7]	1.25 [7]
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
6/30/2026[4,5]	31.71	.17	5.03	5.20	(.17 )	(2.47)	(2.64)	34.27	16.34 [6]	1,124	1.15 [7]	1.08 [7]	1.01 [7]
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2026[4,5]	$18.18	$.15	$1.19	$1.34	$(.07 )	$(1.65)	$(1.72)	$17.80	7.47%[6]	$6,509	.41%[7]	.26%[7]	1.66%[7]
12/31/2025	16.86	.29	2.52	2.81	(.29 )	(1.20)	(1.49)	18.18	17.50	6,435.41		.26	1.66
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
6/30/2026[4,5]	18.09	.13	1.17	1.30	(.06 )	(1.65)	(1.71)	17.68	7.29 [6]	41	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
6/30/2026[4,5]	17.79	.13	1.16	1.29	(.06 )	(1.65)	(1.71)	17.37	7.36 [6]	3,202	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
6/30/2026[4,5]	17.55	.10	1.14	1.24	(.05 )	(1.65)	(1.70)	17.09	7.19 [6]	2,608	.91 [7]	.76 [7]	1.16 [7]
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2026[4,5]	$11.21	$.04	$1.51	$1.55	$—	$—	$—	$12.76	13.83%[6]	$90	.54%[7]	.54%[7]	.76%[7]
12/31/2025	9.71	.10	1.45	1.55	(.05 )	— [8]	(.05 )	11.21	15.95	88.59		.54	.87
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [11]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2026[4,5]	11.22	.02	1.49	1.51	—	—	—	12.73	13.46 [6]	21	1.08 [7]	1.08 [7]	.27 [7]
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [8]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2026[4,5]	$18.44	$.16	$2.67	$2.83	$(.13 )	$(1.72)	$(1.85)	$19.42	15.22%[6]	$632	.52%[7]	.42%[7]	1.63%[7]
12/31/2025	15.53	.29	3.51	3.80	(.28 )	(.61 )	(.89 )	18.44	25.16	622.52		.42	1.70
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
6/30/2026[4,5]	18.31	.13	2.65	2.78	(.12 )	(1.72)	(1.84)	19.25	15.07 [6]	13	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
6/30/2026[4,5]	18.38	.13	2.66	2.79	(.12 )	(1.72)	(1.84)	19.33	15.07 [6]	1,144	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
6/30/2026[4,5]	17.85	.11	2.58	2.69	(.11 )	(1.72)	(1.83)	18.71	14.97 [6]	417	1.02 [7]	.92 [7]	1.14 [7]
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	390

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2026[4,5]	$67.73	$.36	$7.03	$7.39	$(.28 )	$(5.03)	$(5.31)	$69.81	10.92%[6]	$27,023	.28%[7]	1.04%[7]
12/31/2025	69.59	.78	10.25	11.03	(.76 )	(12.13)	(12.89)	67.73	18.37	25,780.28		1.17
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
6/30/2026[4,5]	67.11	.30	6.94	7.24	(.27 )	(5.03)	(5.30)	69.05	10.79 [6]	204	.53 [7]	.87 [7]
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
6/30/2026[4,5]	66.28	.27	6.88	7.15	(.25 )	(5.03)	(5.28)	68.15	10.78 [6]	14,875	.53 [7]	.79 [7]
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
6/30/2026[4,5]	67.91	.30	7.06	7.36	(.26 )	(5.03)	(5.29)	69.98	10.83 [6]	165	.46 [7]	.86 [7]
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
6/30/2026[4,5]	64.77	.18	6.72	6.90	(.23 )	(5.03)	(5.26)	66.41	10.63 [6]	3,677	.78 [7]	.54 [7]
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

391	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2026[4,5]	$13.49	$.20	$1.48	$1.68	$(.10 )	$—	$(.10 )	$15.07	12.45%[6]	$34	.55%[7]	.55%[7]	2.84%[7]
12/31/2025	10.19	.33	3.31	3.64	(.34 )	—	(.34 )	13.49	35.83	35.57		.57	2.68
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
6/30/2026[4,5]	13.09	.18	1.43	1.61	(.09 )	—	(.09 )	14.61	12.32 [6]	9	.79 [7]	.79 [7]	2.54 [7]
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
6/30/2026[4,5]	13.10	.18	1.43	1.61	(.09 )	—	(.09 )	14.62	12.32 [6]	176	.80 [7]	.80 [7]	2.51 [7]
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
6/30/2026[4,5]	12.87	.16	1.40	1.56	(.09 )	—	(.09 )	14.34	12.12 [6]	234	1.05 [7]	1.05 [7]	2.33 [7]
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	392

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2026[4,5]	$14.49	$.25	$.92	$1.17	$(.17 )	$(.52 )	$(.69 )	$14.97	8.05%[6]	$890	.40%[7]	.27%[7]	3.30%[7]
12/31/2025	12.39	.45	2.09	2.54	(.44 )	—	(.44 )	14.49	20.69	841.40		.27	3.29
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	16	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	25	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
6/30/2026[4,5]	14.46	.21	.91	1.12	(.13 )	(.52 )	(.65 )	14.93	7.73 [6]	839	.90 [7]	.77 [7]	2.81 [7]
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

393	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2026[4,5]	$27.51	$.29	$1.98	$2.27	$(.12 )	$(3.04)	$(3.16)	$26.62	8.29%[6]	$16,216	.30%[7]	2.08%[7]
12/31/2025	26.04	.59	3.39	3.98	(.60 )	(1.91)	(2.51)	27.51	16.16	15,919.30		2.24
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
6/30/2026[4,5]	27.31	.25	1.97	2.22	(.11 )	(3.04)	(3.15)	26.38	8.16 [6]	63	.55 [7]	1.84 [7]
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
6/30/2026[4,5]	27.05	.25	1.94	2.19	(.11 )	(3.04)	(3.15)	26.09	8.12 [6]	4,443	.55 [7]	1.83 [7]
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
6/30/2026[4,5]	27.55	.26	1.98	2.24	(.11 )	(3.04)	(3.15)	26.64	8.17 [6]	37	.48 [7]	1.90 [7]
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
6/30/2026[4,5]	26.77	.21	1.93	2.14	(.10 )	(3.04)	(3.14)	25.77	8.01 [6]	7,576	.80 [7]	1.58 [7]
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	394

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2026[4,5]	$14.41	$.19	$.70	$.89	$(.05 )	$(.87 )	$(.92 )	$14.38	6.12%[6]	$97	.51%[7]	.49%[7]	2.60%[7]
12/31/2025	12.96	.36	1.84	2.20	(.22 )	(.53 )	(.75 )	14.41	17.42	97.52		.51	2.63
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
6/30/2026[4,5]	14.31	.17	.69	.86	(.05 )	(.87 )	(.92 )	14.25	5.91 [6]	5	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
6/30/2026[4,5]	14.33	.17	.70	.87	(.05 )	(.87 )	(.92 )	14.28	5.97 [6]	148	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
6/30/2026[4,5]	14.06	.15	.67	.82	(.04 )	(.87 )	(.91 )	13.97	5.77 [6]	221	1.01 [7]	.99 [7]	2.12 [7]
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

395	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2026[4,5]	$9.52	$.21	$(.16 )	$.05	$(.07 )	$—	$(.07 )	$9.50	.55%[6]	$6,729	.39%[7]	.23%[7]	4.47%[7]
12/31/2025	9.27	.43	.25	.68	(.43 )	—	(.43 )	9.52	7.40	6,909.39		.24	4.54
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
6/30/2026[4,5]	9.45	.20	(.16 )	.04	(.07 )	—	(.07 )	9.42	.41 [6]	337	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
6/30/2026[4,5]	9.37	.20	(.16 )	.04	(.07 )	—	(.07 )	9.34	.41 [6]	2,615	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
6/30/2026[4,5]	9.31	.18	(.16 )	.02	(.06 )	—	(.06 )	9.27	.27 [6]	1,517	.89 [7]	.73 [7]	3.97 [7]
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	396

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2026[4,5]	$10.22	$.21	$(.30 )	$(.09 )	$(.10 )	$—	$(.10 )	$10.03	(.89 )%[6]	$298	.49%[7]	.49%[7]	4.14%[7]
12/31/2025	9.63	.41	.51	.92	(.33 )	—	(.33 )	10.22	9.55	611.48		.48	4.07
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
6/30/2026[4,5]	10.13	.20	(.31 )	(.11 )	(.10 )	—	(.10 )	9.92	(1.13)[6]	33	.74 [7]	.74 [7]	4.01 [7]
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
6/30/2026[4,5]	10.10	.20	(.30 )	(.10 )	(.10 )	—	(.10 )	9.90	(1.14)[6]	728	.74 [7]	.74 [7]	3.99 [7]
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
6/30/2026[4,5]	9.93	.18	(.30 )	(.12 )	(.09 )	—	(.09 )	9.72	(1.19)[6]	84	.99 [7]	.99 [7]	3.75 [7]
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

397	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2026[4,5]	$9.33	$.32	$(.11 )	$.21	$(.14 )	$—	$(.14 )	$9.40	2.32%[6]	$75	.46%[7]	.35%[7]	6.77%[7]
12/31/2025	9.19	.64	.13	.77	(.63 )	—	(.63 )	9.33	8.52	255.45		.33	6.81
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
6/30/2026[4,5]	9.27	.31	(.11 )	.20	(.14 )	—	(.14 )	9.33	2.33 [6]	13	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
6/30/2026[4,5]	9.08	.30	(.11 )	.19	(.13 )	—	(.13 )	9.14	2.24 [6]	517	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
6/30/2026[4,5]	9.39	.31	(.11 )	.20	(.13 )	—	(.13 )	9.46	2.28 [6]	7	.62 [7]	.52 [7]	6.64 [7]
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
6/30/2026[4,5]	10.27	.33	(.12 )	.21	(.13 )	—	(.13 )	10.35	2.14 [6]	282	.94 [7]	.84 [7]	6.33 [7]
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	398

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2026[4,5]	$9.46	$.21	$(.19 )	$.02	$(.08 )	$—	$(.08 )	$9.40	.27%[6]	$2	.36%[7]	.29%[7]	4.45%[7]
12/31/2025	9.08	.46	.34	.80	(.42 )	—	(.42 )	9.46	8.92	19.39		.32	4.84
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
6/30/2026[4,5]	9.32	.19	(.17 )	.02	(.09 )	—	(.09 )	9.25	.18 [6]	3	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
6/30/2026[4,5]	9.35	.19	(.17 )	.02	(.09 )	—	(.09 )	9.28	.18 [6]	39	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
6/30/2026[4,5]	9.21	.18	(.18 )	— [8]	(.08 )	—	(.08 )	9.13	.14 [6]	62	.87 [7]	.79 [7]	3.93 [7]
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

399	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2026[4,5]	$11.28	$.20	$(.01 )	$.19	$(.08 )	$—	$(.08 )	$11.39	1.66%[6]	$38	.30%[7]	3.48%[7]
12/31/2025	11.31	.46	.01	.47	(.50 )	—	(.50 )	11.28	4.15	36.31		4.01
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
6/30/2026[4,5]	11.28	.18	.01	.19	(.03 )	—	(.03 )	11.44	1.65 [6,12]	— [11]	.50 [7,12]	3.29 [7,12]
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [11]	.53	3.78
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [11]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [11]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [11]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [11]	.36	(.28 )
Class 2:
6/30/2026[4,5]	10.88	.18	(.01 )	.17	(.07 )	—	(.07 )	10.98	1.59 [6]	204	.55 [7]	3.22 [7]
12/31/2025	10.93	.42	— [8]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
6/30/2026[4,5]	11.03	.18	— [8]	.18	(.07 )	—	(.07 )	11.14	1.67 [6]	4	.48 [7]	3.29 [7]
12/31/2025	11.08	.43	— [8]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
6/30/2026[4,5]	10.96	.16	— [8]	.16	(.07 )	—	(.07 )	11.05	1.45 [6]	51	.80 [7]	2.97 [7]
12/31/2025	11.00	.39	— [8]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	400

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2026[4,5]	$9.90	$.21	$(.21 )	$— [8]	$(.08 )	$—	$(.08 )	$9.82	(.03 )%[6]	$268	.33%[7]	.25%[7]	4.26%[7]
12/31/2025	9.59	.43	.33	.76	(.45 )	—	(.45 )	9.90	8.01	261.33		.26	4.35
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
6/30/2026[4,5]	9.84	.20	(.22 )	(.02 )	(.07 )	—	(.07 )	9.75	(.17 )[6]	314	.58 [7]	.50 [7]	4.02 [7]
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
6/30/2026[4,5]	9.76	.19	(.21 )	(.02 )	(.07 )	—	(.07 )	9.67	(.18 )[6]	1,024	.58 [7]	.50 [7]	4.01 [7]
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
6/30/2026[4,5]	9.93	.20	(.21 )	(.01 )	(.07 )	—	(.07 )	9.85	(.06 )[6]	5	.51 [7]	.43 [7]	4.08 [7]
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
6/30/2026[4,5]	9.74	.18	(.21 )	(.03 )	(.07 )	—	(.07 )	9.64	(.31 )[6]	270	.83 [7]	.75 [7]	3.77 [7]
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

401	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2026[4,5]	$14.26	$.01	$.65	$.66	$(.06 )	$(.91 )	$(.97 )	$13.95	4.62%[6]	$14	.37%[7]	.37%[7]	.69%[7]	.11%[7]
12/31/2025	13.35	.06	1.67	1.73	(.25 )	(.57 )	(.82 )	14.26	13.63	14.38		.36	.67	.47
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
6/30/2026[4,5]	14.12	(.01 )	.64	.63	(.05 )	(.91 )	(.96 )	13.79	4.48 [6]	478	.63 [7]	.63 [7]	.95 [7]	(.14 )[7]
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk EUPAC Fund
Class P1:
6/30/2026[4,5]	$9.34	$.18	$.96	$1.14	$(.16 )	$—	$(.16 )	$10.32	12.18%[6]	$2	.43%[7]	.39%[7]	.87%[7]	3.68%[7]
12/31/2025	8.23	.14	1.10	1.24	(.13 )	—	(.13 )	9.34	15.33	2.41		.36	.83	1.58
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
6/30/2026[4,5]	9.29	.17	.95	1.12	(.13 )	—	(.13 )	10.28	12.04 [6]	109	.70 [7]	.66 [7]	1.14 [7]	3.41 [7]
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2026[4,5]	$12.77	$.03	$.62	$.65	$(.19 )	$—	$(.19 )	$13.23	5.11%[6]	$3	.37%[7]	.37%[7]	.63%[7]	.54%[7]
12/31/2025	11.76	.20	1.07	1.27	(.26 )	—	(.26 )	12.77	10.95	3.37		.36	.61	1.64
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
6/30/2026[4,5]	12.69	.02	.60	.62	(.18 )	—	(.18 )	13.13	4.94 [6]	301	.64 [7]	.64 [7]	.90 [7]	.26 [7]
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	402

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2026[4]	$15.01	$.05	$1.03	$1.08	$(.19 )	$(2.17)	$(2.36)	$13.73	7.21%[6]	$1,837	.36%[7]	.36%[7]	.63%[7]	.64%[7]
12/31/2025	14.35	.20	1.36	1.56	(.34 )	(.56 )	(.90 )	15.01	11.45	1,834.37		.36	.63	1.35
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
6/30/2026[4]	14.90	.03	1.04	1.07	(.19 )	(2.17)	(2.36)	13.61	7.15 [6]	250	.61 [7]	.61 [7]	.88 [7]	.38 [7]
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
6/30/2026[4,5]	$13.46	$.04	$.95	$.99	$(.23 )	$(1.07)	$(1.30)	$13.15	7.38%[6]	$13	.36%[7]	.36%[7]	.69%[7]	.61%[7]
12/31/2025	13.20	.26	1.22	1.48	(.39 )	(.83 )	(1.22)	13.46	12.01	13.38		.36	.65	1.96
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
6/30/2026[4,5]	13.00	.02	.92	.94	(.22 )	(1.07)	(1.29)	12.65	7.28 [6]	1,440	.61 [7]	.61 [7]	.94 [7]	.35 [7]
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

403	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Capital Income Builder	51%	72%	49%	59%	48%	60%
Asset Allocation Fund	42	72	43	54	42	45
American Funds Global Balanced Fund	27	57	55	43	111	36
The Bond Fund of America	112	159	102	129	77	87
Capital World Bond Fund	36	59	54	110	114	64
American Funds Mortgage Fund	21	65	52	85	56	38
U.S. Government Securities Fund	21	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Global Growth Fund	32%	45%	41%	29%	29%	18%
SMALLCAP World Fund	82	51	47	36	40	29
Growth Fund	19	27	23	23	29	25
EUPAC Fund	69	63	35	28	42	44
New World Fund	33	49	55	36	40	43
Washington Mutual Investors Fund	15	37	31	29	30	90
U.S. Small and Mid Cap Equity Fund	67	82	4 [4,6,10]
Capital World Growth and Income Fund	25	45	34	29	42	85
Growth-Income Fund	24	27	45	26	25	24
International Growth and Income Fund	36	48	39	38	48	41
Capital Income Builder	58	87	107	149	126	93
Asset Allocation Fund	51	115	129	159	118	124
American Funds Global Balanced Fund	37	86	141	103	126	39
The Bond Fund of America	155	247	398	545	415	456
Capital World Bond Fund	64	106	269	286	188	91
American High-Income Trust	25	39	45	40	34	56
American Funds Mortgage Fund	173	421	644	1053	1141	975
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Government Securities Fund	74	253	398	744	695	433
Managed Risk Growth Fund	13	32	14	39	97	32
Managed Risk EUPAC Fund	14	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	12	22	8	19	70	16
Managed Risk Growth-Income Fund	14	29	13	21	67	13
Managed Risk Asset Allocation Fund	10	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]	For the period 11/15/2024, commencement of operations, through 12/31/2024.
[11]	Amount less than $1 million.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	404

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

405	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The agreement was amended to add an additional advisory fee breakpoint for Growth Fund when its net assets exceed $55 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Insurance Series	406

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

407	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	408

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds (continued)

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to. those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

409	American Funds Insurance Series

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The registrant’s Proxy Disclosures are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)(1) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2) The certification required under Section 906 of the Sarbanes-Oxley Act of 2002, regarding American Funds Growth Portfolio, a series of the Trust, by American Funds Insurance Series, is attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 3, 2026

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 3, 2026